UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


 Investment Company Act file number                   811-07572
                                                    --------------------------

Principal Investors Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)            (Zip code)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-6783
                                                  -------------------

Date of fiscal year end:           October 31, 2006
                                   ---------------------------

Date of reporting period:          April 30, 2006
                                   ---------------------------

ITEM 1 - REPORT TO STOCKHOLDERS

                                TABLE OF CONTENTS

                                                                           Page
Shareholder Expense Example..................................................2
Financial Statements and Highlights
  Statements of Assets and Liabilities.......................................6
  Statements of Operations..................................................18
  Statement of Changes in Net Assets........................................30
  Statement of Cash Flows...................................................64
    Notes to Financial Statements...........................................65
  Schedules of Investments
     Bond & Mortgage Securities Fund........................................79
     Disciplined LargeCap Blend Fund........................................98
     Diversified International Fund........................................103
     Equity Income Fund....................................................116
     Government & High Quality Bond Fund...................................123
     Inflation Protection Fund.............................................128
     International Emerging Markets Fund...................................132
     LargeCap Growth Fund..................................................136
     LargeCap S&P 500 Index Fund...........................................138
     LargeCap Value Fund...................................................148
     MidCap Blend Fund.....................................................153
     Money Market Fund.....................................................156
     Partners LargeCap Blend Fund..........................................159
     Partners LargeCap Blend Fund I........................................166
     Partners LargeCap Growth Fund I.......................................171
     Partners LargeCap Growth Fund II......................................172
     Partners LargeCap Value Fund..........................................177
     Partners MidCap Growth Fund...........................................181
     Partners MidCap Growth Fund I.........................................184
     Partners MidCap Value Fund............................................188
     Partners SmallCap Growth Fund II......................................190
     Preferred Securities Fund.............................................195
     Principal LifeTime 2010 Fund..........................................201
     Principal LifeTime 2020 Fund..........................................203
     Principal LifeTime 2030 Fund..........................................205
     Principal LifeTime 2040 Fund..........................................207
     Principal LifeTime 2050 Fund..........................................209
     Principal LifeTime Strategic Income Fund..............................211
     Real Estate Securities Fund...........................................213
     Short-Term Bond Fund..................................................215
     SmallCap Blend Fund...................................................226
     SmallCap Value Fund...................................................232
     Tax-Exempt Bond Fund..................................................236
     Ultra Short Bond Fund.................................................240
  Financial Highlights.....................................................247
Fund Directors.............................................................281
Proxy Voting Policies......................................................282
Schedules of Investments...................................................282
Board Consideration of Sub-Advisory Agreements.............................283

                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund or Principal LifeTime Strategic Income Fund, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund's annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006), unless otherwise noted.
         Actual Expenses
         The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

         Hypothetical Example for Comparison Purposes
         The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


                                                                                                Expenses Paid During
                                                    Beginning                  Ending                  Period
                                                  Account Value            Account Value        November 1, 2005 to      Annualized
                                                 November 1, 2005          April 30, 2006       April 30, 2006(  a)    Expense Ratio
Based On Actual Return
Bond & Mortgage Securities Fund
     Class A                                         $1,000.00                $1,005.30                 $ 4.67               0.94%
     Class B                                         1,000.00                 1,001.16                   7.94               1.60
Disciplined LargeCap Blend Fund
     Class A                                         1,000.00                 1,091.08                   6.22               1.20
     Class B                                         1,000.00                 1,086.46                  10.14               1.96
Diversified International Fund
     Class A                                         1,000.00                 1,298.39                   7.98               1.40
     Class B                                         1,000.00                 1,295.19                  12.01               2.11
Equity Income Fund
     Class A                                         1,000.00                 1,123.47                   6.11               1.16
     Class B                                         1,000.00                 1,118.60                  11.56               2.20
Government & High Quality Bond Fund
     Class A                                         1,000.00                 1,005.27                   4.87               0.98
     Class B                                         1,000.00                 1,000.89                   8.93               1.80
Inflation Protection Fund
     Class A                                         1,000.00                  993.63                    5.04               1.02
International Emerging Markets Fund
     Class A                                         1,000.00                 1,415.18                  11.62               1.94
     Class B                                         1,000.00                 1,409.05                  17.38               2.91
LargeCap Growth Fund
     Class A                                         1,000.00                 1,091.68                   5.76               1.11
     Class B                                         1,000.00                 1,087.69                   9.37               1.81
LargeCap S&P 500 Index Fund
     Class A                                         1,000.00                 1,092.17                   3.37               0.65
LargeCap Value Fund
     Class A                                         1,000.00                 1,123.25                   4.74               0.90
     Class B                                         1,000.00                 1,119.07                   8.25               1.57
MidCap Blend Fund
     Class A                                         1,000.00                 1,094.36                   5.30               1.02
     Class B                                         1,000.00                 1,093.18                   6.85               1.32
Money Market Fund
     Class A                                         1,000.00                 1,019.43                   2.80               0.56
     Class B                                         1,000.00                 1,010.12                  12.11               2.43
Partners LargeCap Blend Fund
     Class A                                         1,000.00                 1,091.26                   7.21               1.39
     Class B                                         1,000.00                 1,087.42                  10.56               2.04
Partners LargeCap Blend Fund I
     Class A                                         $1,000.00                $1,096.36                 $ 5.82               1.12%
     Class B                                         1,000.00                 1,091.41                   9.54               1.84
Partners LargeCap Growth Fund I
     Class A                                         1,000.00                 1,043.24                   7.60               1.50
     Class B                                         1,000.00                 1,038.24                  11.98               2.37
Partners LargeCap Growth Fund II
     Class A                                         1,000.00                 1,062.68                   8.69               1.70
Partners LargeCap Value Fund
     Class A                                         1,000.00                 1,125.17                   7.32               1.39
     Class B                                         1,000.00                 1,121.19                  10.89               2.07
Partners MidCap Growth Fund
     Class A                                         1,000.00                 1,187.45                   9.49               1.75
     Class B                                         1,000.00                 1,183.29                  13.53               2.50
Partners MidCap Growth Fund I
     Class A                                         1,000.00                 1,151.70                   9.34               1.75
Partners MidCap Value Fund
     Class A                                         1,000.00                 1,128.94                   9.24               1.75
     Class B                                         1,000.00                 1,132.96                  13.22               2.50
Partners SmallCap Growth Fund II
     Class A                                         1,000.00                 1,197.33                  10.62               1.95
     Class B                                         1,000.00                 1,193.08                  14.63               2.69
Preferred Securities Fund
     Class A                                         1,000.00                  999.40                    5.95               1.20
Principal LifeTime 2010 Fund
     Class A                                         1,000.00                 1,063.89                   4.50               0.88
Principal LifeTime 2020 Fund
     Class A                                         1,000.00                 1,087.72                   4.40               0.85
     Class B                                         1,000.00                 1,084.38                   8.89               1.72
Principal LifeTime 2030 Fund
     Class A                                         1,000.00                 1,102.12                   5.00               0.96
     Class B                                         1,000.00                 1,098.34                   8.95               1.72
Principal LifeTime 2040 Fund
     Class A                                         1,000.00                 1,110.16                   5.08               0.97
     Class B                                         1,000.00                 1,106.15                   8.88               1.70
Principal LifeTime 2050 Fund
     Class A                                         1,000.00                 1,120.47                   5.26               1.00
     Class B(b)                                      1,000.00                 1,017.41                   1.59               1.25
Principal LifeTime Strategic Income Fund
     Class A                                         1,000.00                 1,042.80                   4.86               0.96
     Class B(b)                                      1,000.00                  999.17                    1.57               1.25
Real Estate Securities Fund
     Class A                                         1,000.00                 1,191.57                   7.72               1.42
     Class B                                         1,000.00                 1,187.86                  11.45               2.11
Short-Term Bond Fund
     Class A                                         1,000.00                 1,014.50                   4.89               0.98
SmallCap Blend Fund
     Class A                                         1,000.00                 1,178.97                   7.46               1.38
     Class B                                         1,000.00                 1,174.23                  11.70               2.17
SmallCap Value Fund
     Class A                                         1,000.00                 1,163.12                   8.47               1.58
     Class B                                         1,000.00                 1,159.57                  12.48               2.33
Tax-Exempt Bond Fund
     Class A                                         1,000.00                 1,014.03                   3.80               0.76
     Class B                                         1,000.00                 1,011.16                   5.73               1.15
Ultra Short Bond Fund
     Class A(b)                                      1,000.00                 1,005.40                   0.95               0.75


(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (March 15, 2006 to April 30, 2006), multiplied by 47/365 (to reflect the period since inception).


                                                                                            Expenses Paid
                                                  Beginning              Ending             During Period
                                                Account Value         Account Value      November 1, 2005 to    Annualized
                                              November 1, 2005       April 30, 2006     April 30, 2006(  a)    Expense Ratio
Based On Assumed 5% Return
Bond & Mortgage Securities Fund
     Class A                                      $1,000.00             $1,020.13               $ 4.71              0.94%
     Class B                                       1,000.00              1,016.86                8.00              1.60
Disciplined LargeCap Blend Fund
     Class A                                       1,000.00              1,018.84                6.01              1.20
     Class B                                       1,000.00              1,015.08                9.79              1.96
Diversified International Fund
     Class A                                       1,000.00              1,017.85                7.00              1.40
     Class B                                       1,000.00              1,014.33               10.54              2.11
Equity Income Fund
     Class A                                       1,000.00              1,019.04                5.81              1.16
     Class B                                       1,000.00              1,013.88               10.99              2.20
Government & High Quality Bond Fund
     Class A                                       1,000.00              1,019.93                4.91              0.98
     Class B                                       1,000.00              1,015.87                9.00              1.80
Inflation Protection Fund
     Class A                                       1,000.00              1,019.74                5.11              1.02
International Emerging Markets Fund
     Class A                                       1,000.00              1,015.17                9.69              1.94
     Class B                                       1,000.00              1,010.36               14.51              2.91
LargeCap Growth Fund
     Class A                                       1,000.00              1,019.29                5.56              1.11
     Class B                                       1,000.00              1,015.82                9.05              1.81
LargeCap S&P 500 Index Fund
     Class A                                       1,000.00              1,021.57                3.26              0.65
LargeCap Value Fund
     Class A                                       1,000.00              1,020.33                4.51              0.90
     Class B                                       1,000.00              1,017.01                7.85              1.57
MidCap Blend Fund
     Class A                                       1,000.00              1,019.74                5.11              1.02
     Class B                                       1,000.00              1,018.25                6.61              1.32
Money Market Fund
     Class A                                       1,000.00              1,022.02                2.81              0.56
     Class B                                       1,000.00              1,012.74               12.13              2.43
Partners LargeCap Blend Fund
     Class A                                       1,000.00              1,017.90                6.95              1.39
     Class B                                       1,000.00              1,014.68               10.19              2.04
Partners LargeCap Blend Fund I
     Class A                                       1,000.00              1,019.24                5.61              1.12
     Class B                                       1,000.00              1,015.67                9.20              1.84
Partners LargeCap Growth Fund I
     Class A                                       1,000.00              1,017.36                7.50              1.50
     Class B                                       1,000.00              1,013.04               11.83              2.37
Partners LargeCap Growth Fund II
     Class A                                       1,000.00              1,016.36                8.50              1.70
Partners LargeCap Value Fund
     Class A                                       1,000.00              1,017.90                6.95              1.39
     Class B                                       1,000.00              1,014.53               10.34              2.07
Partners MidCap Growth Fund
     Class A                                       1,000.00              1,016.12                8.75              1.75
     Class B                                       1,000.00              1,012.40               12.47              2.50
Partners MidCap Growth Fund I
     Class A                                       1,000.00              1,016.12                8.75              1.75
Partners MidCap Value Fund
     Class A                                       1,000.00              1,016.12                8.75              1.75
     Class B                                       1,000.00              1,012.40               12.47              2.50
Partners SmallCap Growth Fund II
     Class A                                       1,000.00              1,015.12                9.74              1.95
     Class B                                       1,000.00              1,011.46               13.42              2.69
Preferred Securities Fund
     Class A                                       1,000.00              1,018.84                6.01              1.20
Principal LifeTime 2010 Fund
     Class A                                       1,000.00              1,020.43                4.41              0.88
Principal LifeTime 2020 Fund
     Class A                                       1,000.00              1,020.58                4.26              0.85
     Class B                                       1,000.00              1,016.27                8.60              1.72
Principal LifeTime 2030 Fund
     Class A                                       1,000.00              1,020.03                4.81              0.96
     Class B                                       1,000.00              1,016.27                8.60              1.72
Principal LifeTime 2040 Fund
     Class A                                       1,000.00              1,019.98                4.86              0.97
     Class B                                       1,000.00              1,016.36                8.50              1.70
Principal LifeTime 2050 Fund
     Class A                                      $1,000.00             $1,019.84               $5.01               1.00%
     Class B                                       1,000.00              1,018.60                6.26              1.25
Principal LifeTime Strategic Income Fund
     Class A                                       1,000.00              1,020.03                4.81              0.96
     Class B                                       1,000.00              1,018.60                6.26              1.25
Real Estate Securities Fund
     Class A                                       1,000.00              1,017.75                7.10              1.42
     Class B                                       1,000.00              1,014.33               10.54              2.11
Short-Term Bond Fund
     Class A                                       1,000.00              1,019.93                4.91              0.98
SmallCap Blend Fund
     Class A                                       1,000.00              1,017.95                6.90              1.38
     Class B                                       1,000.00              1,014.03               10.84              2.17
SmallCap Value Fund
     Class A                                       1,000.00              1,016.96                7.90              1.58
     Class B                                       1,000.00              1,013.24               11.63              2.33
Tax-Exempt Bond Fund
     Class A                                       1,000.00              1,021.03                3.81              0.76
     Class B                                       1,000.00              1,019.09                5.76              1.15
Ultra Short Bond Fund
     Class A                                       1,000.00              1,021.08                3.76              0.75


(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

                                                                            Bond & Mortgage       Disciplined        Diversified
                                                                            Securities Fund   LargeCap Blend Fund International Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................   $ 2,494,590,900       $ 932,857,502      $ 574,759,762
Foreign currency--at cost.................................................              $  -                $  -          $ 483,288

Assets                                                                     ------------------
Investment in securities--at value  ...................................... $ 2,464,100,621(a)  $ 1,000,679,990(a)   $ 734,597,191(a)
Foreign currency--at value................................................                 -                   -            483,303
Cash......................................................................         4,576,197             183,203                  -
Receivables:
     Capital Shares sold..................................................         8,739,085           2,484,267          1,066,505
     Dividends and interest...............................................        16,117,514             778,181          2,249,424
     Expense reimbursement from Manager...................................             4,006                   -                  -
     Investment securities sold...........................................         2,356,367                   -          3,710,203
     Variation margin on futures contracts................................            19,610                   -                  -
Other assets..............................................................             7,089               4,780              4,747
Prepaid expenses..........................................................                 -               2,694                  -
                                                            Total Assets       2,495,920,489       1,004,133,115        742,111,373
Liabilities
Accrued management and investment advisory fees...........................           146,047              87,452            106,891
Accrued administrative service fees.......................................             4,224                 202              2,365
Accrued distribution fees.................................................            32,632               5,946             34,682
Accrued service fees......................................................             5,254                 237              2,883
Accrued transfer and administrative fees..................................           120,833              36,002            135,342
Accrued other expenses....................................................            20,365                   -              8,926
Cash overdraft............................................................                 -                   -            133,196
Payables:
     Capital Shares reacquired............................................             7,982              12,086             81,436
     Deferred foreign tax.................................................                 -                   -             66,960
     Dividends payable....................................................         5,641,367                   -                  -
     Investment securities purchased......................................       542,331,009          36,140,294          2,064,895
     Unrealized loss on swap agreements...................................           247,319                   -                  -
Collateral obligation on securities loaned, at value......................       252,530,000          63,272,000          9,748,000
                                                       Total Liabilities         801,087,032          99,554,219         12,385,576
Net Assets Applicable to Outstanding Shares...............................   $ 1,694,833,457       $ 904,578,896      $ 729,725,797
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 1,745,617,740       $ 816,151,931      $ 536,673,459
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................          (330,088)          2,915,408            (74,455)
Accumulated undistributed (overdistributed) net realized gain (loss)......       (19,736,207)         17,669,544         33,302,436
Net unrealized appreciation (depreciation) of investments.................       (30,717,988)         67,842,013        159,770,469
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   -             53,888
                                                        Total Net Assets     $ 1,694,833,457       $ 904,578,896      $ 729,725,797
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       568,000,000         380,000,000        605,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 38,666,662           $ 940,391       $ 34,715,246
     Shares Issued and Outstanding........................................         3,710,130              61,555          2,446,613
     Net Asset Value per share............................................           $ 10.42             $ 15.28            $ 14.19
Advisors Select: Net Assets...............................................      $ 40,337,969         $ 1,614,501       $ 16,999,367
     Shares Issued and Outstanding........................................         3,880,120             105,997          1,205,578
     Net Asset Value per share............................................           $ 10.40             $ 15.23            $ 14.10
Advisors Signature: Net Assets............................................       $ 3,186,566           $ 223,485        $ 2,278,936
     Shares Issued and Outstanding........................................           304,674              14,596            160,804
     Net Asset Value per share............................................           $ 10.46             $ 15.31            $ 14.17
Class A: Net Assets.......................................................     $ 169,793,704        $ 94,733,000      $ 367,161,855
     Shares Issued and Outstanding........................................        16,210,750           6,153,489         25,769,895
     Net Asset Value per share............................................           $ 10.47             $ 15.40            $ 14.25
     Maximum Offering Price(b)............................................           $ 10.99             $ 16.34            $ 15.12
Class B: Net Assets.......................................................      $ 26,112,695        $ 13,987,135       $ 51,433,221
     Shares Issued and Outstanding........................................         2,493,147             911,061          3,618,136
     Net Asset Value per share(c).........................................           $ 10.47             $ 15.35            $ 14.22
Class J: Net Assets.......................................................     $ 221,818,846                 N/A      $ 166,678,290
     Shares Issued and Outstanding........................................        21,105,507                             11,802,290
     Net Asset Value per share(c).........................................           $ 10.51                                $ 14.12
Institutional: Net Assets.................................................   $ 1,098,276,539       $ 787,645,967       $ 44,550,024
     Shares Issued and Outstanding........................................       104,957,888          51,209,618          3,130,147
     Net Asset Value per share............................................           $ 10.46             $ 15.38            $ 14.23
Preferred: Net Assets.....................................................      $ 81,739,300           $ 664,001       $ 38,425,931
     Shares Issued and Outstanding........................................         7,835,358              43,278          2,700,442
     Net Asset Value per share............................................           $ 10.43             $ 15.34            $ 14.23
Select: Net Assets........................................................      $ 14,901,176         $ 4,770,416        $ 7,482,927
     Shares Issued and Outstanding........................................         1,411,379             311,457            521,312
     Net Asset Value per share............................................           $ 10.56             $ 15.32            $ 14.35

(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value for Bond & Mortgage Securities Fund, and 5.75% of the offering price or 6.10% of the net asset value for Disciplined LargeCap Blend Fund and Diversified International Fund.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

===================================================================================================================================
                                                                                               Government & High      Inflation
                                                                           Equity Income Fund  Quality Bond Fund   Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 112,400,366       $ 573,158,651      $ 135,508,033

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 122,497,106(a)    $ 563,871,438(a)   $ 132,330,186(a)
Cash......................................................................           109,021              25,606             52,507
Receivables:
     Capital Shares sold..................................................            37,204             918,522            334,567
     Dividends and interest...............................................           371,396           2,354,869            730,411
     Expense reimbursement from Manager...................................                 -                   -              2,953
     Investment securities sold...........................................         1,388,355             256,067                  -
     Unrealized gain on swap agreements...................................                 -             322,295             25,700
     Variation margin on futures contracts................................                 -              19,531                  -
Other assets..............................................................             1,454              18,964                  -
Prepaid expenses..........................................................             2,422               3,373              1,904
                                                            Total Assets         124,406,958         567,790,665        133,478,228
Liabilities
Accrued management and investment advisory fees...........................            10,810              26,356              6,077
Accrued administrative service fees.......................................                 -                 718                 44
Accrued distribution fees.................................................             5,991              24,367                581
Accrued service fees......................................................                 -                 888                 52
Accrued transfer and administrative fees..................................            31,495              87,628              4,249
Payables:
     Capital Shares reacquired............................................            63,846             269,027              2,179
     Dividends payable....................................................                 -           1,301,435            352,996
     Indebtedness ........................................................           100,000                   -                  -
     Investment securities purchased......................................         1,023,172          91,090,231                  -
     Reverse repurchase agreements........................................                 -          13,167,456         29,039,714
     Unrealized loss on swap agreements...................................                 -              22,269            138,483
     Variation margin on futures contracts ...............................                 -              42,188                  -
Collateral obligation on securities loaned, at value......................        13,299,000          60,912,000         11,141,000
                                                       Total Liabilities          14,534,314         166,944,563         40,685,375
Net Assets Applicable to Outstanding Shares...............................     $ 109,872,644       $ 400,846,102       $ 92,792,853
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 111,579,324       $ 421,111,849       $ 96,652,938
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           235,955              (2,856)             6,584
Accumulated undistributed (overdistributed) net realized gain (loss)......       (12,046,883)        (11,402,564)          (576,039)
Net unrealized appreciation (depreciation) of investments.................        10,096,740          (8,860,327)        (3,290,630)
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................             7,508                   -                  -
                                                        Total Net Assets       $ 109,872,644       $ 400,846,102       $ 92,792,853
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       100,000,000         455,000,000        630,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................               N/A         $ 7,371,407          $ 639,810
     Shares Issued and Outstanding........................................                               743,173             67,372
     Net Asset Value per share............................................                                $ 9.92             $ 9.50
Advisors Select: Net Assets...............................................               N/A         $ 7,703,956          $ 518,979
     Shares Issued and Outstanding........................................                               776,779             54,725
     Net Asset Value per share............................................                                $ 9.92             $ 9.48
Advisors Signature: Net Assets............................................               N/A           $ 508,165           $ 30,320
     Shares Issued and Outstanding........................................                                50,994              3,195
     Net Asset Value per share............................................                                $ 9.97             $ 9.49
Class A: Net Assets.......................................................      $ 96,514,929       $ 224,863,466        $ 3,028,485
     Shares Issued and Outstanding........................................         7,787,912          22,554,038            315,920
     Net Asset Value per share............................................           $ 12.39              $ 9.97             $ 9.59
     Maximum Offering Price(b)............................................           $ 13.15             $ 10.47            $ 10.07
Class B: Net Assets.......................................................      $ 13,357,715        $ 41,566,739                N/A
     Shares Issued and Outstanding........................................         1,082,843           4,167,460
     Net Asset Value per share(c).........................................           $ 12.34              $ 9.97
Class J: Net Assets.......................................................               N/A       $ 104,896,112        $ 4,733,625
     Shares Issued and Outstanding........................................                            10,495,559            496,535
     Net Asset Value per share(c).........................................                                $ 9.99             $ 9.53
Institutional: Net Assets.................................................               N/A             $ 9,720       $ 83,370,233
     Shares Issued and Outstanding........................................                                   976          8,766,342
     Net Asset Value per share............................................                                $ 9.96             $ 9.51
Preferred: Net Assets.....................................................               N/A        $ 11,909,394           $ 78,974
     Shares Issued and Outstanding........................................                             1,198,003              8,310
     Net Asset Value per share............................................                                $ 9.94             $ 9.50
Select: Net Assets........................................................               N/A         $ 2,017,143          $ 392,427
     Shares Issued and Outstanding........................................                               202,930             41,326
     Net Asset Value per share............................................                                $ 9.94             $ 9.50


(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for Equity Income Fund and 4.75% of the offering price or 4.99% of the net asset value for Government & High Quality Bond Fund and Inflation Protection Fund.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)
====================================================================================================================================
                                                                             International
                                                                            Emerging Markets    LargeCap Growth    LargeCap S&P 500
                                                                                  Fund               Fund             Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 208,434,326       $ 770,347,417      $ 802,015,207
Foreign currency--at cost.................................................       $ 2,163,624                $  -               $  -

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 262,600,482(a)    $ 878,145,378(a)   $ 922,663,195(a)
Foreign currency--at value................................................         2,164,403                   -                  -
Cash......................................................................                 -              19,942            139,786
Receivables:
     Capital Shares sold..................................................           872,432           1,510,603            621,873
     Dividends and interest...............................................           749,387             311,192            898,330
     Investment securities sold...........................................         2,245,727          21,132,422            183,987
     Variation margin on futures contracts................................                 -                   -              5,400
Other assets..............................................................               201              12,379                286
Prepaid expenses..........................................................                 -               7,365                  -
                                                            Total Assets         268,632,632         901,139,281        924,512,857
Liabilities
Accrued management and investment advisory fees...........................            55,011              73,204             20,673
Accrued administrative service fees.......................................               471               1,805              9,200
Accrued distribution fees.................................................            16,496              20,354             38,520
Accrued service fees......................................................               579               2,136             11,449
Accrued transfer and administrative fees..................................            33,621             131,665            106,665
Accrued other expenses....................................................             3,355                   -             44,088
Cash overdraft............................................................           486,415                   -                  -
Payables:
     Capital Shares reacquired............................................            25,297              52,859             19,340
     Deferred foreign tax.................................................           265,312                   -                  -
     Investment securities purchased......................................         3,208,970          12,656,259                  -
Collateral obligation on securities loaned, at value......................        14,981,000          67,241,000         83,511,000
                                                       Total Liabilities          19,076,527          80,179,282         83,760,935
Net Assets Applicable to Outstanding Shares...............................     $ 249,556,105       $ 820,959,999      $ 840,751,922
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 171,864,398       $ 857,261,106      $ 719,986,054
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           177,853             726,619          3,267,746
Accumulated undistributed (overdistributed) net realized gain (loss)......        23,613,367        (144,825,687)        (3,202,942)
Net unrealized appreciation (depreciation) of investments.................        53,900,844         107,797,961        120,701,064
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................              (357)                  -                  -
                                                        Total Net Assets       $ 249,556,105       $ 820,959,999      $ 840,751,922
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       405,000,000         490,000,000        535,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 5,153,988        $ 27,041,866      $ 111,484,167
     Shares Issued and Outstanding........................................           208,174           3,371,634         11,951,754
     Net Asset Value per share............................................           $ 24.76              $ 8.02             $ 9.33
Advisors Select: Net Assets...............................................       $ 2,370,870         $ 8,692,642       $ 62,342,857
     Shares Issued and Outstanding........................................            96,226           1,131,360          6,694,527
     Net Asset Value per share............................................           $ 24.64              $ 7.68             $ 9.31
Advisors Signature: Net Assets............................................         $ 890,369         $ 4,067,232        $ 5,927,723
     Shares Issued and Outstanding........................................            35,879             529,703            638,308
     Net Asset Value per share............................................           $ 24.82              $ 7.68             $ 9.29
Class A: Net Assets.......................................................      $ 77,396,219       $ 290,285,583       $ 75,804,346
     Shares Issued and Outstanding........................................         3,097,242          37,518,516          8,130,578
     Net Asset Value per share............................................           $ 24.99              $ 7.74             $ 9.32
     Maximum Offering Price(b)............................................           $ 26.51              $ 8.21             $ 9.46
Class B: Net Assets.......................................................      $ 14,874,912        $ 33,431,857                N/A
     Shares Issued and Outstanding........................................           599,649           4,346,126
     Net Asset Value per share(c).........................................           $ 24.81              $ 7.69
Class J: Net Assets.......................................................     $ 131,253,130        $ 29,610,920      $ 345,148,175
     Shares Issued and Outstanding........................................         5,390,226           3,990,400         37,376,755
     Net Asset Value per share(c).........................................           $ 24.35              $ 7.42             $ 9.23
Institutional: Net Assets.................................................       $ 5,339,977       $ 393,337,399       $ 14,615,810
     Shares Issued and Outstanding........................................           213,898          50,696,990          1,568,071
     Net Asset Value per share............................................           $ 24.97              $ 7.76             $ 9.32
Preferred: Net Assets.....................................................      $ 10,838,368        $ 22,983,297      $ 201,899,110
     Shares Issued and Outstanding........................................           434,370           2,928,470         21,461,735
     Net Asset Value per share............................................           $ 24.95              $ 7.85             $ 9.41
Select: Net Assets........................................................       $ 1,438,272        $ 11,509,203       $ 23,529,734
     Shares Issued and Outstanding........................................            57,702           1,447,457          2,513,693
     Net Asset Value per share............................................           $ 24.93              $ 7.95             $ 9.36


(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for International Emerging Markets Fund and LargeCap Growth Fund, and 1.50% of the offering price or 1.52% of the net asset value for LargeCap S&P 500 Index Fund.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)
====================================================================================================================================
                                                                             LargeCap Value
                                                                                  Fund         MidCap Blend Fund  Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 622,604,575       $ 807,992,906      $ 605,260,230

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 704,588,796(a)    $ 942,363,405(a)      $ 605,260,230
Cash......................................................................           135,061              16,870              6,636
Receivables:
     Capital Shares sold..................................................           706,173             537,405          4,121,060
     Dividends and interest...............................................           910,743             420,884            170,611
     Expense reimbursement from Manager...................................                 -              11,991                709
     Investment securities sold...........................................                 -           3,297,074                  -
     Variation margin on futures contracts................................             4,599                   -                  -
Other assets..............................................................            28,332               5,718             26,323
Prepaid expenses..........................................................             1,557                   -                  -
                                                            Total Assets         706,375,261         946,653,347        609,585,569
Liabilities
Accrued management and investment advisory fees...........................            47,530              83,925             39,403
Accrued administrative service fees.......................................               389                 668              1,429
Accrued distribution fees.................................................            17,209              41,116              7,440
Accrued service fees......................................................               486                 842              1,790
Accrued transfer and administrative fees..................................            84,634             196,307            196,980
Accrued other expenses....................................................                 -               3,804                589
Payables:
     Capital Shares reacquired............................................            74,106             133,648            281,957
     Investment securities purchased......................................                 -           1,762,654          3,000,000
Collateral obligation on securities loaned, at value......................        52,365,000         148,820,000                  -
                                                       Total Liabilities          52,589,354         151,042,964          3,529,588
Net Assets Applicable to Outstanding Shares...............................     $ 653,785,907       $ 795,610,383      $ 606,055,981
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 551,575,650       $ 617,448,854      $ 606,055,981
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         3,188,006             947,385                  -
Accumulated undistributed (overdistributed) net realized gain (loss)......        16,999,780          42,843,645                  -
Net unrealized appreciation (depreciation) of investments.................        82,022,471         134,370,499                  -
                                                        Total Net Assets       $ 653,785,907       $ 795,610,383      $ 606,055,981
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       405,000,000         405,000,000      2,915,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,023,256         $ 6,043,485       $ 10,591,621
     Shares Issued and Outstanding........................................           165,214             423,618         10,591,621
     Net Asset Value per share............................................           $ 12.25             $ 14.27             $ 1.00
Advisors Select: Net Assets...............................................       $ 4,528,813         $ 2,752,311       $ 14,832,609
     Shares Issued and Outstanding........................................           369,106             194,250         14,832,609
     Net Asset Value per share............................................           $ 12.27             $ 14.17             $ 1.00
Advisors Signature: Net Assets............................................         $ 489,408           $ 409,445        $ 1,695,443
     Shares Issued and Outstanding........................................            39,885              28,842          1,695,443
     Net Asset Value per share............................................           $ 12.27             $ 14.20             $ 1.00
Class A: Net Assets.......................................................     $ 288,068,886       $ 550,694,248      $ 374,985,891
     Shares Issued and Outstanding........................................        23,375,255          38,478,787        374,985,891
     Net Asset Value per share............................................           $ 12.32             $ 14.31             $ 1.00
     Maximum Offering Price(b)............................................           $ 13.07             $ 15.18             $ 1.00
Class B: Net Assets.......................................................      $ 24,118,951        $ 71,684,233        $ 2,474,022
     Shares Issued and Outstanding........................................         1,959,460           5,011,517          2,474,022
     Net Asset Value per share(c).........................................           $ 12.31             $ 14.30             $ 1.00
Class J: Net Assets.......................................................      $ 39,407,248       $ 141,928,650      $ 140,865,160
     Shares Issued and Outstanding........................................         3,233,718          10,109,705        140,865,160
     Net Asset Value per share(c).........................................           $ 12.19             $ 14.04             $ 1.00
Institutional: Net Assets.................................................     $ 285,967,107            $ 12,618       $ 26,070,822
     Shares Issued and Outstanding........................................        23,222,406                 882         26,070,822
     Net Asset Value per share............................................           $ 12.31             $ 14.31             $ 1.00
Preferred: Net Assets.....................................................       $ 7,925,961        $ 18,723,388       $ 30,351,638
     Shares Issued and Outstanding........................................           643,169           1,308,265         30,351,638
     Net Asset Value per share............................................           $ 12.32             $ 14.31             $ 1.00
Select: Net Assets........................................................       $ 1,256,277         $ 3,362,005        $ 4,188,775
     Shares Issued and Outstanding........................................           102,502             232,587          4,188,775
     Net Asset Value per share............................................           $ 12.26             $ 14.45             $ 1.00

(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for LargeCap Value Fund and MidCap Blend Fund. No front-end sales charge applies to Money Market Fund.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)
                                                                           Partners LargeCap   Partners LargeCap  Partners LargeCap
                                                                               Blend Fund        Blend Fund I       Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 877,293,454       $ 206,982,125    $ 1,005,078,434

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 968,883,202(a)    $ 229,234,721(a) $ 1,086,304,670(a)
Cash......................................................................         7,700,597           1,473,455         46,488,649
Receivables:
     Capital Shares sold..................................................           138,245                   -                  -
     Dividends and interest...............................................           669,589             151,227            162,241
     Investment securities sold...........................................         4,220,282             852,976         15,851,226
     Variation margin on futures contracts................................             4,001                   -                  -
Other assets..............................................................                45               2,310                510
                                                            Total Assets         981,615,961         231,714,689      1,148,807,296
Liabilities
Accrued management and investment advisory fees...........................           107,779              15,568            120,196
Accrued administrative service fees.......................................             2,859                 317              2,173
Accrued distribution fees.................................................            16,020              12,036              9,422
Accrued service fees......................................................             3,533                 385              2,679
Accrued transfer and administrative fees..................................            49,485              88,004             47,771
Accrued other expenses....................................................             1,819               1,366              3,087
Payables:
     Capital Shares reacquired............................................           534,051               4,691          1,115,181
     Investment securities purchased......................................         3,463,538             104,075         12,302,382
Collateral obligation on securities loaned, at value......................        91,385,000          20,622,000        156,117,000
                                                       Total Liabilities          95,564,084          20,848,442        169,719,891
Net Assets Applicable to Outstanding Shares...............................     $ 886,051,877       $ 210,866,247      $ 979,087,405
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 768,596,867       $ 199,374,910      $ 858,207,820
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         2,684,925             424,561          4,091,520
Accumulated undistributed (overdistributed) net realized gain (loss)......        23,077,887         (11,186,223)        35,561,829
Net unrealized appreciation (depreciation) of investments.................        91,692,198          22,252,999         81,226,236
                                                        Total Net Assets       $ 886,051,877       $ 210,866,247      $ 979,087,405
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       440,000,000         405,000,000        490,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 30,339,839         $ 2,005,968       $ 30,156,769
     Shares Issued and Outstanding........................................         2,828,222             220,099          3,732,584
     Net Asset Value per share............................................           $ 10.73              $ 9.11             $ 8.08
Advisors Select: Net Assets...............................................      $ 31,176,779         $ 3,618,400       $ 20,787,800
     Shares Issued and Outstanding........................................         2,920,966             398,282          2,640,987
     Net Asset Value per share............................................           $ 10.67              $ 9.09             $ 7.87
Advisors Signature: Net Assets............................................       $ 1,436,422           $ 551,041          $ 659,361
     Shares Issued and Outstanding........................................           133,421              60,861             81,638
     Net Asset Value per share............................................           $ 10.77              $ 9.05             $ 8.08
Class A: Net Assets.......................................................      $ 57,220,448       $ 135,572,420       $ 49,857,372
     Shares Issued and Outstanding........................................         5,289,671          14,906,071          6,135,131
     Net Asset Value per share............................................           $ 10.82              $ 9.10             $ 8.13
     Maximum Offering Price(b)............................................           $ 11.48              $ 9.66             $ 8.63
Class B: Net Assets.......................................................      $ 24,922,532        $ 20,017,143       $ 14,307,202
     Shares Issued and Outstanding........................................         2,313,012           2,204,644          1,773,291
     Net Asset Value per share(c).........................................           $ 10.77              $ 9.08             $ 8.07
Class J: Net Assets.......................................................      $ 89,024,381        $ 42,707,217       $ 33,340,515
     Shares Issued and Outstanding........................................         8,441,573           4,739,555          4,357,201
     Net Asset Value per share(c).........................................           $ 10.55              $ 9.01             $ 7.65
Institutional: Net Assets.................................................     $ 597,125,268            $ 10,109      $ 792,348,843
     Shares Issued and Outstanding........................................        55,262,561               1,112         96,865,814
     Net Asset Value per share............................................           $ 10.81              $ 9.09             $ 8.18
Preferred: Net Assets.....................................................      $ 44,354,466         $ 3,998,507       $ 33,761,421
     Shares Issued and Outstanding........................................         4,123,220             436,941          4,163,614
     Net Asset Value per share............................................           $ 10.76              $ 9.15             $ 8.11
Select: Net Assets........................................................      $ 10,451,742         $ 2,385,442        $ 3,868,122
     Shares Issued and Outstanding........................................           969,292             261,494            481,891
     Net Asset Value per share............................................           $ 10.78              $ 9.12             $ 8.03


(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

See accompanying notes.
                                                                           Partners LargeCap   Partners LargeCap   Partners MidCap
                                                                             Growth Fund II       Value Fund         Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 829,330,091     $ 1,847,349,550      $ 540,011,498

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 881,544,394(a)  $ 2,210,861,707(a)   $ 625,392,419(a)
Cash......................................................................        13,126,901          77,824,141         11,837,835
Receivables:
     Capital Shares sold..................................................           713,677           1,986,740                894
     Dividends and interest...............................................           314,049           3,392,153             93,495
     Expense reimbursement from Manager...................................               811                   -                  -
     Investment securities sold...........................................         5,190,176             903,557          2,939,715
     Variation margin on futures contracts................................             4,680              16,385                  -
Other assets..............................................................                 -                  48                135
                                                            Total Assets         900,894,688       2,294,984,731        640,264,493
Liabilities
Accrued management and investment advisory fees...........................           143,962             271,318             82,947
Accrued administrative service fees.......................................             1,521               6,027              2,129
Accrued distribution fees.................................................             2,469              18,554              7,873
Accrued service fees......................................................             1,870               7,335              2,591
Accrued transfer and administrative fees..................................             6,619              49,105             28,511
Accrued other expenses....................................................               290               2,279              1,701
Payables:
     Capital Shares reacquired............................................                 -              43,821            130,611
     Foreign currency contracts ..........................................           413,891                   -                  -
     Investment securities purchased......................................        11,988,844           3,436,476          4,628,505
     Variation margin on futures contracts ...............................                 -                 129                  -
Collateral obligation on securities loaned, at value......................         8,366,000         132,637,000        134,049,000
                                                       Total Liabilities          20,925,466         136,472,044        138,933,868
Net Assets Applicable to Outstanding Shares...............................     $ 879,969,222     $ 2,158,512,687      $ 501,330,625
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 785,311,147     $ 1,714,490,765      $ 403,501,159
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................          (590,345)         10,334,013           (203,126)
Accumulated undistributed (overdistributed) net realized gain (loss)......        43,413,314          69,996,498         12,651,671
Net unrealized appreciation (depreciation) of investments.................        52,248,997         363,691,411         85,380,921
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................          (413,891)                  -                  -
                                                        Total Net Assets       $ 879,969,222     $ 2,158,512,687      $ 501,330,625
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       420,000,000         500,000,000        405,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 8,545,418        $ 78,150,431       $ 28,730,650
     Shares Issued and Outstanding........................................         1,024,182           5,281,104          2,708,163
     Net Asset Value per share............................................            $ 8.34             $ 14.80            $ 10.61
Advisors Select: Net Assets...............................................      $ 14,239,877        $ 51,960,204       $ 13,645,214
     Shares Issued and Outstanding........................................         1,722,029           3,613,142          1,318,405
     Net Asset Value per share............................................            $ 8.27             $ 14.38            $ 10.35
Advisors Signature: Net Assets............................................         $ 424,967         $ 5,077,534          $ 487,163
     Shares Issued and Outstanding........................................            49,922             351,060             47,467
     Net Asset Value per share............................................            $ 8.51             $ 14.46            $ 10.26
Class A: Net Assets.......................................................         $ 424,616        $ 61,333,421       $ 32,072,622
     Shares Issued and Outstanding........................................            49,564           4,212,258          3,102,736
     Net Asset Value per share............................................            $ 8.57             $ 14.56            $ 10.34
     Maximum Offering Price(b)............................................            $ 9.09             $ 15.45            $ 10.97
Class B: Net Assets.......................................................               N/A        $ 22,466,619       $ 12,274,239
     Shares Issued and Outstanding........................................                             1,542,544          1,194,429
     Net Asset Value per share(c).........................................                               $ 14.56            $ 10.28
Class J: Net Assets.......................................................      $ 12,402,641        $ 85,190,265       $ 29,913,109
     Shares Issued and Outstanding........................................         1,532,229           5,926,624          3,014,672
     Net Asset Value per share(c).........................................            $ 8.09             $ 14.37             $ 9.92
Institutional: Net Assets.................................................     $ 803,034,731     $ 1,738,231,814      $ 335,546,940
     Shares Issued and Outstanding........................................        93,318,899         119,529,333         32,248,511
     Net Asset Value per share............................................            $ 8.61             $ 14.54            $ 10.41
Preferred: Net Assets.....................................................      $ 20,756,828        $ 84,174,764       $ 29,432,821
     Shares Issued and Outstanding........................................         2,447,828           5,793,068          2,757,221
     Net Asset Value per share............................................            $ 8.48             $ 14.53            $ 10.67
Select: Net Assets........................................................      $ 20,140,144        $ 31,927,635       $ 19,227,867
     Shares Issued and Outstanding........................................         2,387,628           2,205,866          1,819,474
     Net Asset Value per share............................................            $ 8.44             $ 14.47            $ 10.57

(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)
====================================================================================================================================
                                                                            Partners MidCap     Partners MidCap   Partners SmallCap
                                                                             Growth Fund I        Value Fund        Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 301,200,705       $ 775,937,069      $ 703,857,836

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 343,413,492(a)    $ 836,666,936(a)   $ 843,563,131(a)
Cash......................................................................           985,586           4,307,642         24,582,433
Receivables:
     Capital Shares sold..................................................             6,572             439,788            258,832
     Dividends and interest...............................................           114,461              47,385            106,273
     Expense reimbursement from Manager...................................               745               1,807                  -
     Investment securities sold...........................................         2,483,718           8,222,283          2,882,381
Other assets..............................................................                 -                   -                 35
Prepaid expenses..........................................................             1,411                   -                  -
                                                            Total Assets         347,005,985         849,685,841        871,393,085
Liabilities
Accrued management and investment advisory fees...........................            49,582             110,505            111,197
Accrued administrative service fees.......................................               190               2,217              1,413
Accrued distribution fees.................................................               287              10,565              4,492
Accrued service fees......................................................               229               2,690              1,763
Accrued transfer and administrative fees..................................               928              34,132             15,974
Accrued other expenses....................................................                 -               5,824                102
Payables:
     Capital Shares reacquired............................................           206,691              10,032              5,161
     Investment securities purchased......................................         1,978,332           5,196,273          4,012,139
Collateral obligation on securities loaned, at value......................        44,590,000         170,072,000        187,064,000
                                                       Total Liabilities          46,826,239         175,444,238        191,216,241
Net Assets Applicable to Outstanding Shares...............................     $ 300,179,746       $ 674,241,603      $ 680,176,844
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 238,782,339       $ 582,253,255      $ 523,531,039
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           (71,013)            447,257         (2,111,430)
Accumulated undistributed (overdistributed) net realized gain (loss)......        19,255,633          30,811,224         19,051,940
Net unrealized appreciation (depreciation) of investments.................        42,212,787          60,729,867        139,705,295
                                                        Total Net Assets       $ 300,179,746       $ 674,241,603      $ 680,176,844
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       380,000,000         390,000,000        390,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,801,503        $ 27,818,806       $ 15,006,279
     Shares Issued and Outstanding........................................           218,381           1,798,993          1,523,256
     Net Asset Value per share............................................           $ 12.83             $ 15.46             $ 9.85
Advisors Select: Net Assets...............................................       $ 1,204,211        $ 22,299,749       $ 13,010,824
     Shares Issued and Outstanding........................................            94,263           1,479,480          1,346,392
     Net Asset Value per share............................................           $ 12.78             $ 15.07             $ 9.66
Advisors Signature: Net Assets............................................         $ 238,347           $ 999,762          $ 824,028
     Shares Issued and Outstanding........................................            18,617              64,479             82,282
     Net Asset Value per share............................................           $ 12.80             $ 15.51            $ 10.01
Class A: Net Assets.......................................................       $ 1,935,763         $ 7,129,068       $ 17,109,580
     Shares Issued and Outstanding........................................           150,072             456,552          1,700,276
     Net Asset Value per share............................................           $ 12.90             $ 15.62            $ 10.06
     Maximum Offering Price(b)............................................           $ 13.69             $ 16.57            $ 10.67
Class B: Net Assets.......................................................               N/A         $ 1,100,074        $ 8,078,936
     Shares Issued and Outstanding........................................                                70,332            807,844
     Net Asset Value per share(c).........................................                               $ 15.64            $ 10.00
Class J: Net Assets.......................................................               N/A        $ 91,364,414       $ 15,973,800
     Shares Issued and Outstanding........................................                             6,124,343          1,723,100
     Net Asset Value per share(c).........................................                               $ 14.92             $ 9.27
Institutional: Net Assets.................................................     $ 290,331,189       $ 485,088,381      $ 578,737,493
     Shares Issued and Outstanding........................................        22,378,985          30,952,352         57,054,124
     Net Asset Value per share............................................           $ 12.97             $ 15.67            $ 10.14
Preferred: Net Assets.....................................................       $ 2,505,505        $ 22,873,009       $ 28,608,096
     Shares Issued and Outstanding........................................           193,796           1,473,518          2,857,745
     Net Asset Value per share............................................           $ 12.93             $ 15.52            $ 10.01
Select: Net Assets........................................................       $ 1,163,228        $ 15,568,340        $ 2,827,808
     Shares Issued and Outstanding........................................            90,361           1,009,548            285,041
     Net Asset Value per share............................................           $ 12.87             $ 15.42             $ 9.92

(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.


                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)
====================================================================================================================================
                                                                               Preferred      Principal LifeTime      Principal
                                                                            Securities Fund        2010 Fund      LifeTime 2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 522,808,477                 $ -                $ -
Investment in affiliated securities--at cost..............................               $ -       $ 749,109,716    $ 1,324,846,375

Assets                                                                     ------------------
Investment in affiliated securities--at value.............................              $  -       $ 811,498,167    $ 1,460,990,235
Investment in securities--at value  ......................................     503,311,764(a)                   -                  -
Cash......................................................................        10,160,157                   -                  -
Receivables:
     Capital Shares sold..................................................         1,308,108           3,865,440          4,577,959
     Dividends and interest...............................................         4,133,890           1,248,576          1,266,462
     Expense reimbursement from Manager...................................               700                 511              1,152
     Investment securities sold...........................................           555,419                   -                  -
                                                            Total Assets         519,470,038         816,612,694      1,466,835,808
Liabilities
Accrued management and investment advisory fees...........................            60,260              16,335             29,367
Accrued administrative service fees.......................................                20               3,114              5,590
Accrued distribution fees.................................................             2,140              16,063             30,026
Accrued service fees......................................................                22               3,789              6,720
Accrued transfer and administrative fees..................................             9,925              12,825             21,740
Accrued other expenses....................................................             1,190               6,478              8,602
Payables:
     Capital Shares reacquired............................................            24,615                   -                  -
     Investment securities purchased......................................            39,910                   -                  -
Collateral obligation on securities loaned, at value......................        28,769,000                   -                  -
                                                       Total Liabilities          28,907,082              58,604            102,045
Net Assets Applicable to Outstanding Shares...............................     $ 490,562,956       $ 816,554,090    $ 1,466,733,763
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 511,927,824       $ 743,443,540    $ 1,313,264,396
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         2,622,543           5,182,669          5,400,595
Accumulated undistributed (overdistributed) net realized gain (loss)......        (4,490,698)          5,539,430         11,924,912
Net unrealized appreciation (depreciation) of investments.................       (19,496,713)         62,388,451        136,143,860
                                                        Total Net Assets       $ 490,562,956       $ 816,554,090    $ 1,466,733,763
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       405,000,000         405,000,000        455,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 582,522        $ 33,127,602       $ 61,021,046
     Shares Issued and Outstanding........................................            56,525           2,648,569          4,708,747
     Net Asset Value per share............................................           $ 10.31             $ 12.51            $ 12.96
Advisors Select: Net Assets...............................................          $ 15,154        $ 30,045,657       $ 56,510,802
     Shares Issued and Outstanding........................................             1,472           2,406,747          4,372,794
     Net Asset Value per share............................................           $ 10.29             $ 12.48            $ 12.92
Advisors Signature: Net Assets............................................         $ 102,336         $ 4,215,228        $ 9,603,431
     Shares Issued and Outstanding........................................             9,921             336,090            739,508
     Net Asset Value per share............................................           $ 10.32             $ 12.54            $ 12.99
Class A: Net Assets.......................................................       $ 5,239,945         $ 9,597,530       $ 13,021,689
     Shares Issued and Outstanding........................................           505,639             759,391            995,346
     Net Asset Value per share............................................           $ 10.36             $ 12.64            $ 13.08
     Maximum Offering Price(b)............................................           $ 10.88             $ 13.41            $ 13.88
Class B: Net Assets.......................................................               N/A                 N/A        $ 3,374,299
     Shares Issued and Outstanding........................................                                                  257,506
     Net Asset Value per share(c).........................................                                                  $ 13.10
Class J: Net Assets.......................................................      $ 23,074,292       $ 152,006,021      $ 276,472,166
     Shares Issued and Outstanding........................................         2,252,688          12,120,439         21,298,438
     Net Asset Value per share(c).........................................           $ 10.24             $ 12.54            $ 12.98
Institutional: Net Assets.................................................     $ 461,529,596       $ 526,935,325      $ 951,427,813
     Shares Issued and Outstanding........................................        44,625,063          41,835,564         73,019,834
     Net Asset Value per share............................................           $ 10.34             $ 12.60            $ 13.03
Preferred: Net Assets.....................................................           $ 9,561        $ 44,168,788       $ 62,677,599
     Shares Issued and Outstanding........................................               926           3,519,471          4,824,157
     Net Asset Value per share............................................           $ 10.33             $ 12.55            $ 12.99
Select: Net Assets........................................................           $ 9,550        $ 16,457,939       $ 32,624,918
     Shares Issued and Outstanding........................................               926           1,313,557          2,514,997
     Net Asset Value per share............................................           $ 10.31             $ 12.53            $ 12.97


(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value for Preferred Securities Fund, and 5.75% of the offering price or 6.10% of the net asset value for Principal LifeTime 2010 Fund and Principal LifeTime 2020 Fund.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)
====================================================================================================================================
                                                                               Principal      Principal LifeTime      Principal
                                                                           LifeTime 2030 Fund      2040 Fund      LifeTime 2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................   $ 1,065,896,180       $ 470,849,647      $ 228,652,015

Assets                                                                     ------------------
Investment in affiliated securities--at value.............................   $ 1,206,109,539       $ 530,828,921      $ 259,257,286
Receivables:
     Capital Shares sold..................................................         4,457,909           1,951,823            815,486
     Dividends and interest...............................................           756,929             251,772             65,831
     Expense reimbursement from Manager...................................             1,353               1,646              1,793
                                                            Total Assets       1,211,325,730         533,034,162        260,140,396
Liabilities
Accrued management and investment advisory fees...........................            24,242              10,661              5,204
Accrued administrative service fees.......................................             4,791               1,839                744
Accrued distribution fees.................................................            24,632               9,256              2,266
Accrued service fees......................................................             5,782               2,201                900
Accrued transfer and administrative fees..................................            31,748              10,780              6,032
Accrued other expenses....................................................            11,290               7,131              6,748
                                                       Total Liabilities             102,485              41,868             21,894
Net Assets Applicable to Outstanding Shares...............................   $ 1,211,223,245       $ 532,992,294      $ 260,118,502
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 1,057,198,772       $ 467,102,084      $ 226,844,119
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         2,578,819             891,130            174,894
Accumulated undistributed (overdistributed) net realized gain (loss)......        11,232,295           5,019,806          2,494,218
Net unrealized appreciation (depreciation) of investments.................       140,213,359          59,979,274         30,605,271
                                                        Total Net Assets     $ 1,211,223,245       $ 532,992,294      $ 260,118,502
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         405,000,000        430,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 50,905,267        $ 25,274,567        $ 8,302,407
     Shares Issued and Outstanding........................................         3,930,970           1,922,512            647,663
     Net Asset Value per share............................................           $ 12.95             $ 13.15            $ 12.82
Advisors Select: Net Assets...............................................      $ 44,265,814        $ 17,434,623        $ 9,329,023
     Shares Issued and Outstanding........................................         3,430,742           1,327,008            728,847
     Net Asset Value per share............................................           $ 12.90             $ 13.14            $ 12.80
Advisors Signature: Net Assets............................................       $ 5,265,186         $ 2,773,223          $ 928,870
     Shares Issued and Outstanding........................................           407,185             210,604             72,403
     Net Asset Value per share............................................           $ 12.93             $ 13.17            $ 12.83
Class A: Net Assets.......................................................       $ 9,632,190         $ 5,047,148        $ 2,843,552
     Shares Issued and Outstanding........................................           739,912             385,262            220,123
     Net Asset Value per share............................................           $ 13.02             $ 13.10            $ 12.92
     Maximum Offering Price(a)............................................           $ 13.81             $ 13.90            $ 13.71
Class B: Net Assets.......................................................       $ 2,453,530         $ 2,055,478           $ 96,906
     Shares Issued and Outstanding........................................           188,161             157,722              7,537
     Net Asset Value per share(b).........................................           $ 13.04             $ 13.03            $ 12.86
Class J: Net Assets.......................................................     $ 227,445,493        $ 79,949,376       $ 15,165,719
     Shares Issued and Outstanding........................................        17,561,663           6,072,957          1,195,361
     Net Asset Value per share(b).........................................           $ 12.95             $ 13.16            $ 12.69
Institutional: Net Assets.................................................     $ 775,492,029       $ 372,868,338      $ 213,187,957
     Shares Issued and Outstanding........................................        59,760,258          28,190,905         16,555,807
     Net Asset Value per share............................................           $ 12.98             $ 13.23            $ 12.88
Preferred: Net Assets.....................................................      $ 53,480,392        $ 18,585,364        $ 7,121,178
     Shares Issued and Outstanding........................................         4,123,462           1,408,130            553,806
     Net Asset Value per share............................................           $ 12.97             $ 13.20            $ 12.86
Select: Net Assets........................................................      $ 42,283,344         $ 9,004,177        $ 3,142,890
     Shares Issued and Outstanding........................................         3,201,892             684,470            244,706
     Net Asset Value per share............................................           $ 13.21             $ 13.15            $ 12.84

(a) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.

(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)
                                                                               Principal
                                                                                LifeTime
                                                                            Strategic Income      Real Estate      Short-Term Bond
                                                                                  Fund          Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................               $ -       $ 914,257,503      $ 223,932,643
Investment in affiliated securities--at cost..............................     $ 335,570,063                 $ -                $ -

Assets                                                                     ------------------
Investment in affiliated securities--at value.............................     $ 351,212,150                $  -               $  -
Investment in securities--at value  ......................................                  -    1,184,358,498(a)     221,074,983(a)
Cash......................................................................                 -              47,986          1,513,356
Receivables:
     Capital Shares sold..................................................                 -           1,846,324            965,597
     Dividends and interest...............................................           758,086             210,679          1,678,145
     Expense reimbursement from Manager...................................             1,162                   -                  -
     Investment securities sold...........................................                 -           6,575,144             31,924
Other assets..............................................................                 -                 176                318
Prepaid expenses..........................................................                 -                   -             11,652
                                                            Total Assets         351,971,398       1,193,038,807        225,275,975
Liabilities
Accrued management and investment advisory fees...........................             7,078             139,816             12,934
Accrued administrative service fees.......................................             1,548               3,630                180
Accrued distribution fees.................................................             8,036              25,325              6,565
Accrued service fees......................................................             1,883               4,528                228
Accrued transfer and administrative fees..................................             8,714              82,696             28,282
Accrued other expenses....................................................             5,030              19,955                  -
Payables:
     Capital Shares reacquired............................................         1,561,510              66,286            365,032
     Dividends payable....................................................                 -                   -            738,438
     Investment securities purchased......................................                 -           9,410,804                  -
     Reverse repurchase agreements........................................                 -                   -         11,329,962
     Unrealized loss on swap agreements...................................                 -                   -              7,707
Collateral obligation on securities loaned, at value......................                 -         164,502,000         15,452,000
                                                       Total Liabilities           1,593,799         174,255,040         27,941,328
Net Assets Applicable to Outstanding Shares...............................     $ 350,377,599     $ 1,018,783,767      $ 197,334,647
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 330,069,152       $ 707,685,665      $ 208,073,412
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         3,155,604          (1,051,746)          (402,723)
Accumulated undistributed (overdistributed) net realized gain (loss)......         1,510,756          42,048,853         (7,470,675)
Net unrealized appreciation (depreciation) of investments.................        15,642,087         270,100,995         (2,865,367)
                                                        Total Net Assets       $ 350,377,599     $ 1,018,783,767      $ 197,334,647
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       430,000,000         405,000,000        405,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 14,240,989        $ 42,393,436        $ 2,053,383
     Shares Issued and Outstanding........................................         1,182,143           1,822,038            206,616
     Net Asset Value per share............................................           $ 12.05             $ 23.27             $ 9.94
Advisors Select: Net Assets...............................................      $ 20,583,219        $ 26,617,564           $ 77,518
     Shares Issued and Outstanding........................................         1,707,208           1,155,146              7,865
     Net Asset Value per share............................................           $ 12.06             $ 23.04             $ 9.86
Advisors Signature: Net Assets............................................       $ 1,669,984         $ 1,746,942           $ 48,361
     Shares Issued and Outstanding........................................           138,133              74,534              4,894
     Net Asset Value per share............................................           $ 12.09             $ 23.44             $ 9.88
Class A: Net Assets.......................................................       $ 4,741,853       $ 100,126,839      $ 101,750,338
     Shares Issued and Outstanding........................................           389,631           4,258,014         10,289,840
     Net Asset Value per share............................................           $ 12.17             $ 23.51             $ 9.89
     Maximum Offering Price(b)............................................           $ 12.78             $ 24.94            $ 10.04
Class B: Net Assets.......................................................          $ 12,462        $ 25,753,928                N/A
     Shares Issued and Outstanding........................................             1,029           1,096,122
     Net Asset Value per share(c).........................................           $ 12.11             $ 23.50
Class J: Net Assets.......................................................      $ 73,020,391       $ 185,368,338       $ 48,215,987
     Shares Issued and Outstanding........................................         6,052,631           7,983,208          4,871,639
     Net Asset Value per share(c).........................................           $ 12.06             $ 23.22             $ 9.90
Institutional: Net Assets.................................................     $ 216,283,027       $ 547,245,737       $ 38,455,737
     Shares Issued and Outstanding........................................        17,829,242          23,271,987          3,890,043
     Net Asset Value per share............................................           $ 12.13             $ 23.52             $ 9.89
Preferred: Net Assets.....................................................      $ 16,145,508        $ 78,673,525        $ 5,919,383
     Shares Issued and Outstanding........................................         1,332,962           3,394,638            599,461
     Net Asset Value per share............................................           $ 12.11             $ 23.18             $ 9.87
Select: Net Assets........................................................       $ 3,680,166        $ 10,857,458          $ 813,940
     Shares Issued and Outstanding........................................           304,810             468,836             83,028
     Net Asset Value per share............................................           $ 12.07             $ 23.16             $ 9.80


(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value for Principal LifeTime Strategic Income Fund, 5.75% of the offering price or 6.10% for the net asset value for Real Estate Securities Fund, and 1.50% of the offering price or 1.52% of the net asset value for Short-Term Bond Fund.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)
====================================================================================================================================
                                                                             SmallCap Blend                        Tax-Exempt Bond
                                                                                  Fund        SmallCap Value Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 388,564,653       $ 185,078,546      $ 151,204,768

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 442,173,329(a)    $ 204,506,239(a)      $ 151,634,924
Cash......................................................................            20,043              21,519            810,156
Receivables:
     Capital Shares sold..................................................           454,564             366,191            399,437
     Dividends and interest...............................................           179,794              92,044          2,188,948
     Expense reimbursement from Manager...................................                 -                 982              2,509
     Investment securities sold...........................................        13,779,437           2,267,472          6,703,304
Other assets..............................................................               730                   -              8,725
Prepaid expenses..........................................................                 -                   -              1,186
                                                            Total Assets         456,607,897         207,254,447        161,749,189
Liabilities
Accrued management and investment advisory fees...........................            42,481              21,285             12,845
Accrued administrative service fees.......................................               286                 703                  -
Accrued distribution fees.................................................            21,260               6,043              7,237
Accrued service fees......................................................               364                 867                  -
Accrued transfer and administrative fees..................................            82,635              18,177             13,360
Accrued other expenses....................................................            13,454               2,369                  -
Payables:
     Capital Shares reacquired............................................            20,182               6,576             15,427
     Dividends payable....................................................                 -                   -            488,675
     Investment securities purchased......................................        11,578,613           1,251,524          4,940,810
Collateral obligation on securities loaned, at value......................        99,897,000          32,298,000                  -
                                                       Total Liabilities         111,656,275          33,605,544          5,478,354
Net Assets Applicable to Outstanding Shares...............................     $ 344,951,622       $ 173,648,903      $ 156,270,835
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 275,929,780       $ 145,945,041      $ 154,764,465
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           (79,258)             51,205            513,920
Accumulated undistributed (overdistributed) net realized gain (loss)......        15,492,424           8,224,964            562,294
Net unrealized appreciation (depreciation) of investments.................        53,608,676          19,427,693            430,156
                                                        Total Net Assets       $ 344,951,622       $ 173,648,903      $ 156,270,835
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       405,000,000         405,000,000        100,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 1,882,800         $ 7,825,324                N/A
     Shares Issued and Outstanding........................................           106,735             413,090
     Net Asset Value per share............................................           $ 17.64             $ 18.94
Advisors Select: Net Assets...............................................       $ 2,813,124         $ 5,462,032                N/A
     Shares Issued and Outstanding........................................           160,660             290,805
     Net Asset Value per share............................................           $ 17.51             $ 18.78
Advisors Signature: Net Assets............................................         $ 133,685           $ 819,624                N/A
     Shares Issued and Outstanding........................................             7,600              43,554
     Net Asset Value per share............................................           $ 17.59             $ 18.82
Class A: Net Assets.......................................................     $ 115,852,542         $ 5,199,215      $ 149,073,971
     Shares Issued and Outstanding........................................         6,529,327             274,583         12,627,848
     Net Asset Value per share............................................           $ 17.74             $ 18.93            $ 11.81
     Maximum Offering Price(b)............................................           $ 18.82             $ 20.08            $ 12.40
Class B: Net Assets.......................................................      $ 27,768,308         $ 1,231,083        $ 7,196,864
     Shares Issued and Outstanding........................................         1,576,110              64,982            605,703
     Net Asset Value per share(c).........................................           $ 17.62             $ 18.94            $ 11.88
Class J: Net Assets.......................................................     $ 148,391,139        $ 60,523,784                N/A
     Shares Issued and Outstanding........................................         8,671,866           3,287,959
     Net Asset Value per share(c).........................................           $ 17.11             $ 18.41
Institutional: Net Assets.................................................      $ 40,369,235        $ 76,556,442                N/A
     Shares Issued and Outstanding........................................         2,262,779           4,034,424
     Net Asset Value per share............................................           $ 17.84             $ 18.98
Preferred: Net Assets.....................................................       $ 7,515,226        $ 13,803,518                N/A
     Shares Issued and Outstanding........................................           418,684             722,599
     Net Asset Value per share............................................           $ 17.95             $ 19.10
Select: Net Assets........................................................         $ 225,563         $ 2,227,881                N/A
     Shares Issued and Outstanding........................................            12,639             117,073
     Net Asset Value per share............................................           $ 17.85             $ 19.03

(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value for SmallCap Blend Fund and SmallCap Value Fund, and 4.75% of the offering price or 4.99% of the net asset value for Tax-Exempt Bond Fund.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                                                   Ultra Short Bond
                                                                                                                         Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost................................................................................     $ 251,753,560

Assets                                                                                                            ------------------
Investment in securities--at value  .............................................................................   $ 251,708,705(a)
Cash.............................................................................................................           275,760
Receivables:
     Capital Shares sold.........................................................................................         1,200,474
     Dividends and interest......................................................................................         2,142,829
     Expense reimbursement from Manager..........................................................................             1,275
     Investment securities sold..................................................................................            84,233
Prepaid expenses.................................................................................................             3,675
                                                                                                   Total Assets         255,416,951
Liabilities
Accrued management and investment advisory fees..................................................................            16,034
Accrued administrative service fees..............................................................................               869
Accrued distribution fees........................................................................................             3,781
Accrued service fees.............................................................................................             1,134
Accrued transfer and administrative fees.........................................................................            14,776
Payables:
     Capital Shares reacquired...................................................................................            15,403
     Dividends payable...........................................................................................           846,963
     Investment securities purchased.............................................................................         2,500,000
     Variation margin on futures contracts ......................................................................            16,250
Collateral obligation on securities loaned, at value.............................................................         6,779,000
                                                                                              Total Liabilities          10,194,210
Net Assets Applicable to Outstanding Shares......................................................................     $ 245,222,741
Net Assets Consist of:
Capital Shares and additional paid-in-capital....................................................................     $ 245,274,141
Accumulated undistributed (overdistributed) net realized gain (loss).............................................           (55,295)
Net unrealized appreciation (depreciation) of investments........................................................             3,895
                                                                                               Total Net Assets       $ 245,222,741
Capital Stock (par value: $.01 a share):
Shares authorized................................................................................................       645,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets...................................................................................       $ 2,661,450
     Shares Issued and Outstanding...............................................................................           265,981
     Net Asset Value per share...................................................................................           $ 10.01
Advisors Select: Net Assets......................................................................................       $ 9,753,852
     Shares Issued and Outstanding...............................................................................           976,926
     Net Asset Value per share...................................................................................            $ 9.98
Advisors Signature: Net Assets...................................................................................          $ 10,362
     Shares Issued and Outstanding...............................................................................             1,038
     Net Asset Value per share...................................................................................            $ 9.98
Class A: Net Assets..............................................................................................       $ 5,219,714
     Shares Issued and Outstanding...............................................................................           519,258
     Net Asset Value per share...................................................................................           $ 10.05
     Maximum Offering Price(b)...................................................................................           $ 10.15
Class J: Net Assets..............................................................................................      $ 37,439,311
     Shares Issued and Outstanding...............................................................................         3,749,566
     Net Asset Value per share(c)................................................................................            $ 9.98
Institutional: Net Assets........................................................................................     $ 163,240,325
     Shares Issued and Outstanding...............................................................................        16,236,036
     Net Asset Value per share...................................................................................           $ 10.05
Preferred: Net Assets............................................................................................      $ 26,887,193
     Shares Issued and Outstanding...............................................................................         2,693,513
     Net Asset Value per share...................................................................................            $ 9.98
Select: Net Assets...............................................................................................          $ 10,534
     Shares Issued and Outstanding...............................................................................             1,057
     Net Asset Value per share...................................................................................            $ 9.97

(a) Includes fair market value of securities loaned, see "Securities Lending in Notes to Financial Statements.

(b) Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(c) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)

                                                                         Bond & Mortgage        Disciplined          Diversified
                                                                         Securities Fund    LargeCap Blend Fund   International Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................                 $ -          $ 7,007,322        $ 6,154,735
     Withholding tax on foreign dividends.............................                   -                    -           (852,025)
     Interest.........................................................          38,232,271              508,673            146,895
     Securities lending...............................................              53,925                2,911              7,228
                                                          Total Income          38,286,196            7,518,906          5,456,833
Expenses:
     Management and investment advisory fees..........................           3,957,535            2,260,156          2,713,247
     Distribution fees - Advisors Preferred...........................              47,196                  968             28,168
     Distribution fees - Advisors Select..............................              60,364                1,219             17,668
     Distribution fees - Advisors Signature...........................               4,227                  159              2,003
     Distribution fees - Class A......................................             244,308              128,635            421,894
     Distribution fees - Class B......................................             122,974               54,573            185,277
     Distribution fees - Class J......................................             543,254                  N/A            328,747
     Distribution fees - Select.......................................               6,197                  862              1,338
     Administrative service fees - Advisors Preferred.................              28,317                  581             16,901
     Administrative service fees - Advisors Select....................              40,243                  813             11,779
     Administrative service fees - Advisors Signature.................               3,382                  127              1,602
     Administrative service fees - Preferred..........................              40,054                  160             15,713
     Administrative service fees - Select.............................               8,056                1,120              1,740
     Registration fees - Class A......................................               9,257                9,873              9,877
     Registration fees - Class B......................................              10,072                9,889              9,878
     Registration fees - Class J......................................              14,847                  N/A             10,949
     Service fees - Advisors Preferred................................              32,093                  659             19,155
     Service fees - Advisors Select...................................              50,303                1,016             14,723
     Service fees - Advisors Signature................................               3,019                  113              1,431
     Service fees - Preferred.........................................              54,620                  218             21,427
     Service fees - Select............................................               9,296                1,293              2,007
     Shareholder reports - Class A....................................               7,760                4,786             14,089
     Shareholder reports - Class B....................................               2,146                  986              2,716
     Shareholder reports - Class J....................................              22,170                  N/A             13,959
     Transfer and administrative fees - Class A.......................             199,248              134,572            368,453
     Transfer and administrative fees - Class B.......................              57,460               31,662             85,090
     Transfer and administrative fees - Class J.......................             202,898                  N/A            108,998
     Other expenses...................................................               3,523                1,680              1,344
     Reverse repurchase agreement interest expense....................             694,601                    -                  -
                                                  Total Gross Expenses           6,479,420            2,646,120          4,430,173
     Less: Reimbursement from Manager - Class A.......................             194,518                    -                  -
     Less: Reimbursement from Manager - Class B.......................              61,333                    -                  -
     Less: Reimbursement from Manager - Class J.......................              26,858                  N/A                  -
                                                    Total Net Expenses           6,196,711            2,646,120          4,430,173
                                Net Investment Income (Operating Loss)          32,089,485            4,872,786          1,026,660

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (net of foreign taxes of $0, $0 and
$3,135, respectively).................................................         (7,408,054)           21,986,054         65,378,553
     Foreign currency transactions....................................                   -                    -           (151,056)
     Futures contracts................................................            (135,351)           1,672,811                  -
     Swap agreements..................................................          (1,172,118)                   -                  -
Change in unrealized appreciation/depreciation of:
     Investments......................................................         (17,026,367)          36,540,452         92,112,839
     Futures contracts................................................              19,610              (42,775)                 -
     Swap agreements..................................................              48,036                    -                  -
     Translation of assets and liabilities in foreign currencies......                   -                    -             60,247
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies         (25,674,244)          60,156,542        157,400,583
       Net Increase (Decrease) in Net Assets Resulting from Operations         $ 6,415,241         $ 65,029,328      $ 158,427,243


See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)

                                                                                             Government & High        Inflation
                                                                        Equity Income Fund   Quality Bond Fund     Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 2,089,277                  $ -                  $ -
     Withholding tax on foreign dividends.............................             (52,296)                   -                    -
     Interest.........................................................             139,433            9,892,100            2,314,821
     Securities lending...............................................                 248               12,505                  839
                                                          Total Income           2,176,662            9,904,605            2,315,660
Expenses:
     Management and investment advisory fees..........................             313,910              829,995              169,124
     Distribution fees - Advisors Preferred...........................                 N/A                8,093                  489
     Distribution fees - Advisors Select..............................                 N/A               11,372                  488
     Distribution fees - Advisors Signature...........................                 N/A                  569                   49
     Distribution fees - Class A......................................             118,586              322,643                3,151
     Distribution fees - Class B......................................              60,606              210,005                  N/A
     Distribution fees - Class J......................................                 N/A              267,633               10,927
     Distribution fees - Select.......................................                 N/A                1,024                  203
     Administrative service fees - Advisors Preferred.................                 N/A                4,856                  293
     Administrative service fees - Advisors Select....................                 N/A                7,582                  326
     Administrative service fees - Advisors Signature.................                 N/A                  455                   39
     Administrative service fees - Preferred..........................                 N/A                6,263                   42
     Administrative service fees - Select.............................                 N/A                1,331                  264
     Registration fees - Class A......................................               9,929                9,721                9,892
     Registration fees - Class B......................................               9,927               10,139                  N/A
     Registration fees - Class J......................................                 N/A                5,570                9,918
     Service fees - Advisors Preferred................................                 N/A                5,503                  332
     Service fees - Advisors Select...................................                 N/A                9,477                  407
     Service fees - Advisors Signature................................                 N/A                  406                   35
     Service fees - Preferred.........................................                 N/A                8,541                   57
     Service fees - Select............................................                 N/A                1,536                  305
     Shareholder reports - Class A....................................               4,334                6,807                   81
     Shareholder reports - Class B....................................               1,004                2,044                  N/A
     Shareholder reports - Class J....................................                 N/A               11,339                  678
     Transfer and administrative fees - Class A.......................             122,315              208,834                8,060
     Transfer and administrative fees - Class B.......................              32,329               62,602                  N/A
     Transfer and administrative fees - Class J.......................                 N/A              100,777                8,316
     Other expenses...................................................                 262                  952                  201
     Reverse repurchase agreement interest expense....................                   -              232,770              589,266
                                                  Total Gross Expenses             673,202            2,348,839              812,943
     Less: Reimbursement from Manager - Class A.......................                   -                    -               31,085
     Less: Reimbursement from Manager - Class J.......................                 N/A                    -               41,223
                                                    Total Net Expenses             673,202            2,348,839              740,635
                                Net Investment Income (Operating Loss)           1,503,460            7,555,766            1,575,025

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................           4,350,760           (2,662,157)           (526,505)
     Foreign currency transactions....................................                (180)                   -                   -
     Futures contracts................................................                   -              160,281                   -
     Swap agreements..................................................                   -              123,458               7,849
Change in unrealized appreciation/depreciation of:
     Investments......................................................           6,321,275           (3,741,662)         (1,954,399)
     Futures contracts................................................                   -              126,860                   -
     Swap agreements..................................................                   -              353,707            (112,783)
     Translation of assets and liabilities in foreign currencies......               8,290                    -                   -
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies          10,680,145           (5,639,513)         (2,585,838)
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 12,183,605          $ 1,916,253        $ (1,010,813)


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                          International
                                                                         Emerging Markets                          LargeCap S&P 500
                                                                               Fund         LargeCap Growth Fund      Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 2,355,217          $ 3,408,579          $ 7,520,680
     Withholding tax on foreign dividends.............................            (170,967)                   -                    -
     Interest.........................................................              72,225              781,562              491,268
     Securities lending...............................................               5,506                4,782               17,276
                                                          Total Income           2,261,981            4,194,923            8,029,224
Expenses:
     Management and investment advisory fees..........................           1,271,916            1,988,277              591,767
     Distribution fees - Advisors Preferred...........................               4,329               22,990              140,295
     Distribution fees - Advisors Select..............................               1,942                7,454               92,542
     Distribution fees - Advisors Signature...........................                 789                4,952                8,106
     Distribution fees - Class A......................................              79,814              359,536               56,353
     Distribution fees - Class B......................................              54,771              123,405                  N/A
     Distribution fees - Class J......................................             244,914               63,198              823,571
     Distribution fees - Select.......................................                 275                3,790               11,045
     Administrative service fees - Advisors Preferred.................               2,597               13,794               84,177
     Administrative service fees - Advisors Select....................               1,295                4,970               61,695
     Administrative service fees - Advisors Signature.................                 631                3,962                6,485
     Administrative service fees - Preferred..........................               4,127                8,192               96,444
     Administrative service fees - Select.............................                 357                4,927               14,359
     Registration fees - Class A......................................               9,874                9,864                9,886
     Registration fees - Class B......................................               9,891                9,887                  N/A
     Registration fees - Class J......................................              10,161                7,565               16,338
     Service fees - Advisors Preferred................................               2,944               15,633               95,400
     Service fees - Advisors Select...................................               1,619                6,212               77,118
     Service fees - Advisors Signature................................                 563                3,537                5,790
     Service fees - Preferred.........................................               5,627               11,171              131,515
     Service fees - Select............................................                 412                5,686               16,568
     Shareholder reports - Class A....................................               2,929               15,810                3,962
     Shareholder reports - Class B....................................                 806                2,940                  N/A
     Shareholder reports - Class J....................................               9,696                3,676               34,970
     Transfer and administrative fees - Class A.......................              91,309              416,585              115,894
     Transfer and administrative fees - Class B.......................              28,320               84,354                  N/A
     Transfer and administrative fees - Class J.......................              82,711               30,326              252,904
     Other expenses...................................................                 424                1,969                1,761
                                                        Total Expenses           1,925,043            3,234,662            2,748,945
                                Net Investment Income (Operating Loss)             336,938              960,261            5,280,279

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions (net of foreign taxes of $76,937, $0 and
$0 respectively)......................................................          23,648,424            23,579,967             848,056
     Foreign currency transactions....................................            (159,085)                   -                    -
     Futures contracts................................................                   -                    -            1,507,557
Change in unrealized appreciation/depreciation of:
     Investments......................................................          39,988,482           37,621,434           60,926,116
     Futures contracts................................................                   -                    -              316,538
     Translation of assets and liabilities in foreign currencies......              16,466                    -                    -
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies          63,494,287           61,201,401           63,598,267
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 63,831,225         $ 62,161,662         $ 68,878,546


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                       LargeCap Value Fund   MidCap Blend Fund    Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 7,228,349          $ 5,401,453                  $ -
     Interest.........................................................             309,773               74,754           14,290,866
     Securities lending...............................................               3,735               21,734                    -
                                                          Total Income           7,541,857            5,497,941           14,290,866
Expenses:
     Management and investment advisory fees..........................           1,326,140            2,486,526            1,285,773
     Distribution fees - Advisors Preferred...........................               1,693                6,108               13,203
     Distribution fees - Advisors Select..............................               6,355                4,393               20,421
     Distribution fees - Advisors Signature...........................                 674                  586                5,120
     Distribution fees - Class A......................................             342,590              743,382                    -
     Distribution fees - Class B......................................              70,573              232,190                8,175
     Distribution fees - Class J......................................              83,506              325,156              175,489
     Distribution fees - Select.......................................                 440                1,568                1,268
     Administrative service fees - Advisors Preferred.................               1,016                3,665                7,922
     Administrative service fees - Advisors Select....................               4,236                2,929               13,614
     Administrative service fees - Advisors Signature.................                 539                  468                4,096
     Administrative service fees - Preferred..........................               3,645               13,260               15,977
     Administrative service fees - Select.............................                 573                2,038                1,649
     Registration fees - Class A......................................               9,864                9,900               24,793
     Registration fees - Class B......................................               9,885                9,874               16,667
     Registration fees - Class J......................................               8,182               11,366               16,981
     Service fees - Advisors Preferred................................               1,151                4,153                8,978
     Service fees - Advisors Select...................................               5,296                3,661               17,018
     Service fees - Advisors Signature................................                 481                  419                3,657
     Service fees - Preferred.........................................               4,970               18,082               21,787
     Service fees - Select............................................                 661                2,351                1,902
     Shareholder reports - Class A....................................              10,614               20,928                5,998
     Shareholder reports - Class B....................................               1,886                4,422                   98
     Shareholder reports - Class J....................................               3,995               14,469               11,155
     Transfer and administrative fees - Class A.......................             268,914              545,698              257,798
     Transfer and administrative fees - Class B.......................              53,769              128,228                8,979
     Transfer and administrative fees - Class J.......................              33,474              117,639              274,710
     Other expenses...................................................               1,330                1,749                1,469
                                                  Total Gross Expenses           2,256,452            4,715,208            2,224,697
     Less: Reimbursement from Manager - Class A.......................                   -              308,319                    -
     Less: Reimbursement from Manager - Class B.......................                   -              132,897                7,202
                                                    Total Net Expenses           2,256,452            4,273,992            2,217,495
                                Net Investment Income (Operating Loss)           5,285,405            1,223,949           12,073,371

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................          17,511,516           43,034,036                    -
     Futures contracts................................................             672,017                    -                    -
Change in unrealized appreciation/depreciation of:
     Investments......................................................          45,046,435           25,420,762
     Futures contracts................................................             313,975                    -                    -
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies          63,543,943           68,454,798                    -
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 68,829,348         $ 69,678,747         $ 12,073,371


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                        Partners LargeCap    Partners LargeCap    Partners LargeCap
                                                                            Blend Fund          Blend Fund I        Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 8,365,103          $ 1,880,427          $ 7,834,303
     Interest.........................................................              78,412               17,130              290,693
     Securities lending...............................................              82,770                3,008              345,407
                                                          Total Income           8,526,285            1,900,565            8,470,403
Expenses:
     Management and investment advisory fees..........................           3,153,104              455,754            3,707,221
     Distribution fees - Advisors Preferred...........................              34,955                2,029               37,827
     Distribution fees - Advisors Select..............................              45,091                5,257               34,241
     Distribution fees - Advisors Signature...........................               1,621                  379                  804
     Distribution fees - Class A......................................              68,765              186,035               63,216
     Distribution fees - Class B......................................             104,322               77,082               69,337
     Distribution fees - Class J......................................             198,201               95,799               79,558
     Distribution fees - Select.......................................               4,898                1,027                2,999
     Administrative service fees - Advisors Preferred.................              20,973                1,217               22,697
     Administrative service fees - Advisors Select....................              30,061                3,505               22,827
     Administrative service fees - Advisors Signature.................               1,297                  303                  643
     Administrative service fees - Preferred..........................              24,028                2,068               18,150
     Administrative service fees - Select.............................               6,367                1,335                3,899
     Registration fees - Class A......................................               9,892                9,885                9,871
     Registration fees - Class B......................................               9,883                9,894                9,881
     Registration fees - Class J......................................               8,904                7,988                7,926
     Service fees - Advisors Preferred................................              23,770                1,379               25,723
     Service fees - Advisors Select...................................              37,575                4,381               28,534
     Service fees - Advisors Signature................................               1,158                  271                  574
     Service fees - Preferred.........................................              32,766                2,820               24,750
     Service fees - Select............................................               7,347                1,540                4,498
     Shareholder reports - Class A....................................               2,873                9,379                3,927
     Shareholder reports - Class B....................................               1,289                2,058                1,367
     Shareholder reports - Class J....................................               7,131                3,014                4,439
     Transfer and administrative fees - Class A.......................              96,502              237,693              115,230
     Transfer and administrative fees - Class B.......................              39,705               57,087               40,613
     Transfer and administrative fees - Class J.......................              59,730               27,064               35,876
     Other expenses...................................................               1,913                  468                2,255
                                                        Total Expenses           4,034,121            1,206,711            4,378,883
                                Net Investment Income (Operating Loss)           4,492,164              693,854            4,091,520

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................          23,371,758            6,949,387           50,153,834
     Futures contracts................................................             196,392               43,746                    -
Change in unrealized appreciation/depreciation of:
     Investments......................................................          47,388,201           10,660,780         (10,605,125)
     Futures contracts................................................             241,750                1,322                    -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies          71,198,101           17,655,235           39,548,709
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 75,690,265         $ 18,349,089         $ 43,640,229


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                        Partners LargeCap    Partners LargeCap     Partners MidCap
                                                                          Growth Fund II         Value Fund          Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 3,888,256         $ 23,910,113          $ 2,204,973
     Interest.........................................................             174,768              708,815              144,311
     Securities lending...............................................                   -               19,248              143,309
                                                          Total Income           4,063,024           24,638,176            2,492,593
Expenses:
     Management and investment advisory fees..........................           4,231,909            7,481,559            2,237,461
     Distribution fees - Advisors Preferred...........................              11,219               85,422               26,962
     Distribution fees - Advisors Select..............................              21,726               71,087               17,177
     Distribution fees - Advisors Signature...........................                 666                4,159                  587
     Distribution fees - Class A......................................                 361               72,279               36,134
     Distribution fees - Class B......................................                 N/A               85,775               53,303
     Distribution fees - Class J......................................              29,171              191,898               65,505
     Distribution fees - Select.......................................              10,472               13,475                5,344
     Administrative service fees - Advisors Preferred.................               6,731               51,253               16,177
     Administrative service fees - Advisors Select....................              14,484               47,392               11,451
     Administrative service fees - Advisors Signature.................                 533                3,327                  470
     Administrative service fees - Preferred..........................              11,640               43,782               13,405
     Administrative service fees - Select.............................              13,613               17,517                6,947
     Registration fees - Class A......................................               9,893                9,883                9,890
     Registration fees - Class B......................................                 N/A                9,882                9,886
     Registration fees - Class J......................................               7,540                9,646                7,019
     Service fees - Advisors Preferred................................               7,629               58,086               18,334
     Service fees - Advisors Select...................................              18,105               59,239               14,314
     Service fees - Advisors Signature................................                 476                2,971                  419
     Service fees - Preferred.........................................              15,872               59,704               18,280
     Service fees - Select............................................              15,708               20,212                8,016
     Shareholder reports - Class A....................................                  39                3,045                2,002
     Shareholder reports - Class B....................................                 N/A                1,278                  745
     Shareholder reports - Class J....................................               1,354                7,568                3,243
     Transfer and administrative fees - Class A.......................               5,760               93,070               62,832
     Transfer and administrative fees - Class B.......................                 N/A               41,023               24,361
     Transfer and administrative fees - Class J.......................              15,247               63,056               28,812
     Other expenses...................................................               1,913                4,291                  988
                                                  Total Gross Expenses           4,452,061            8,611,879            2,700,064
     Less: Reimbursement from Manager - Class A.......................              15,037                    -                2,291
     Less: Reimbursement from Manager - Class B.......................                 N/A                    -                2,054
     Less: Reimbursement from Manager - Class J.......................               9,062                    -                    -
                                                    Total Net Expenses           4,427,962            8,611,879            2,695,719
                                Net Investment Income (Operating Loss)            (364,938)          16,026,297             (203,126

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................          43,627,148           69,533,881           21,574,335
     Foreign currency transactions....................................             (88,539)                   -                    -
     Futures contracts................................................              41,379              496,519                    -
Change in unrealized appreciation/depreciation of:
     Investments......................................................           9,298,382          146,434,194           53,295,496
     Futures contracts................................................              34,694              179,254                    -
     Translation of assets and liabilities in foreign currencies......            (590,873)                   -                    -
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies          52,322,191          216,643,848           74,869,831
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 51,957,253        $ 232,670,145         $ 74,666,705


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                         Partners MidCap      Partners MidCap     Partners SmallCap
                                                                          Growth Fund I          Value Fund         Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 1,334,330          $ 4,698,528            $ 564,994
     Interest.........................................................              25,638              194,996              213,575
     Securities lending...............................................               8,553              115,712              171,324
                                                          Total Income           1,368,521            5,009,236              949,893
Expenses:
     Management and investment advisory fees..........................           1,421,624            3,028,595            2,750,729
     Distribution fees - Advisors Preferred...........................               2,719               30,856               15,661
     Distribution fees - Advisors Select..............................               1,052               31,350               17,409
     Distribution fees - Advisors Signature...........................                 278                1,084                  827
     Distribution fees - Class A......................................               1,458                5,915               18,808
     Distribution fees - Class B......................................                 N/A                3,973               32,615
     Distribution fees - Class J......................................                 N/A              212,555               31,551
     Distribution fees - Select.......................................                 286                6,742                1,406
     Administrative service fees - Advisors Preferred.................               1,631               18,514                9,397
     Administrative service fees - Advisors Select....................                 701               20,900               11,606
     Administrative service fees - Advisors Signature.................                 223                  867                  661
     Administrative service fees - Preferred..........................               1,023               12,020               12,197
     Administrative service fees - Select.............................                 372                8,764                1,828
     Registration fees - Class A......................................               9,893                9,893                9,884
     Registration fees - Class B......................................                 N/A                9,893                9,889
     Registration fees - Class J......................................                 N/A                9,682                6,942
     Service fees - Advisors Preferred................................               1,849               20,982               10,650
     Service fees - Advisors Select...................................                 876               26,125               14,507
     Service fees - Advisors Signature................................                 199                  774                  591
     Service fees - Preferred.........................................               1,394               16,391               16,632
     Service fees - Select............................................                 429               10,113                2,109
     Shareholder reports - Class A....................................                  37                  257                1,232
     Shareholder reports - Class B....................................                 N/A                   67                  584
     Shareholder reports - Class J....................................                 N/A               10,207                1,947
     Transfer and administrative fees - Class A.......................               6,302               13,872               44,334
     Transfer and administrative fees - Class B.......................                 N/A                8,017               19,372
     Transfer and administrative fees - Class J.......................                 N/A               87,338               19,287
     Other expenses...................................................                 830                1,801                1,225
                                                  Total Gross Expenses           1,453,176            3,607,547            3,063,880
     Less: Reimbursement from Manager - Class A.......................              13,642               12,870                2,557
     Less: Reimbursement from Manager - Class B.......................                 N/A               16,059                    -
                                                    Total Net Expenses           1,439,534            3,578,618            3,061,323
                                Net Investment Income (Operating Loss)             (71,013)           1,430,618          (2,111,430)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................          19,254,738           30,814,224           21,962,814
Change in unrealized appreciation/depreciation of:
     Investments......................................................          20,679,724           40,352,864           79,319,249
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies          39,934,462           71,167,088          101,282,063
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 39,863,449         $ 72,597,706         $ 99,170,633


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                            Preferred        Principal LifeTime   Principal LifeTime
                                                                         Securities Fund         2010 Fund            2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................                 $ -         $ 13,974,416         $ 25,095,528
     Dividends........................................................           9,165,308                    -                    -
     Interest.........................................................           4,365,786                    -                    -
     Securities lending...............................................               4,864                    -                    -
                                                          Total Income          13,535,958           13,974,416           25,095,528
Expenses:
     Management and investment advisory fees..........................           1,583,199              429,776              744,176
     Distribution fees - Advisors Preferred...........................                 398               33,960               59,044
     Distribution fees - Advisors Select..............................                  23               36,702               66,316
     Distribution fees - Advisors Signature...........................                 173                5,231               11,266
     Distribution fees - Class A......................................               5,254                7,595                9,836
     Distribution fees - Class B......................................                 N/A                  N/A               11,073
     Distribution fees - Class J......................................              58,155              319,442              577,817
     Distribution fees - Select.......................................                   5                7,201               12,866
     Administrative service fees - Advisors Preferred.................                 238               20,376               35,427
     Administrative service fees - Advisors Select....................                  15               24,468               44,211
     Administrative service fees - Advisors Signature.................                 139                4,185                9,013
     Administrative service fees - Preferred..........................                   5               20,319               28,537
     Administrative service fees - Select.............................                   6                9,362               16,725
     Registration fees - Class A......................................               9,893                9,893                9,893
     Registration fees - Class B......................................                 N/A                  N/A                9,893
     Registration fees - Class J......................................               8,598               10,928               13,091
     Service fees - Advisors Preferred................................                 270               23,093               40,150
     Service fees - Advisors Select...................................                  19               30,585               55,264
     Service fees - Advisors Signature................................                 124                3,736                8,047
     Service fees - Preferred.........................................                   7               27,708               38,914
     Service fees - Select............................................                   7               10,802               19,298
     Shareholder reports - Class A....................................                 149                  125                  207
     Shareholder reports - Class B....................................                 N/A                  N/A                   50
     Shareholder reports - Class J....................................               2,747                3,334                7,318
     Transfer and administrative fees - Class A.......................              10,088               10,888               15,771
     Transfer and administrative fees - Class B.......................                 N/A                  N/A                7,059
     Transfer and administrative fees - Class J.......................              26,991               32,677               62,722
     Other expenses...................................................               1,225                1,557                2,673
                                                  Total Gross Expenses           1,707,728            1,083,943            1,916,657
     Less: Reimbursement from Manager - Class A.......................              15,880                5,402                7,269
     Less: Reimbursement from Manager - Class B.......................                 N/A                  N/A               10,433
                                                    Total Net Expenses           1,691,848            1,078,541            1,898,955
                                Net Investment Income (Operating Loss)          11,844,110           12,895,875           23,196,573

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................             147,793                    -                    -
     Investment transactions in affiliates............................                   -              510,384              496,226
     Futures contracts................................................            (435,129)                   -                    -
     Other investment companies.......................................                   -            5,084,888           11,447,862
Change in unrealized appreciation/depreciation of:
     Investments......................................................         (12,392,372)
     Investments in affiliates........................................                   -           25,767,037           67,517,016
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies         (12,679,708)          31,362,309           79,461,104
       Net Increase (Decrease) in Net Assets Resulting from Operations          $ (835,598)        $ 44,258,184        $ 102,657,677


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                        Principal LifeTime   Principal LifeTime   Principal LifeTime
                                                                            2030 Fund            2040 Fund            2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................        $ 20,713,541          $ 8,790,142          $ 4,254,804
                                                          Total Income          20,713,541            8,790,142            4,254,804
Expenses:
     Management and investment advisory fees..........................             612,838              264,142              125,569
     Distribution fees - Advisors Preferred...........................              50,228               25,571                7,858
     Distribution fees - Advisors Select..............................              54,189               20,662               11,478
     Distribution fees - Advisors Signature...........................               5,535                2,612                  886
     Distribution fees - Class A......................................               6,844                3,708                1,987
     Distribution fees - Class B......................................               7,779                6,411                   97
     Distribution fees - Class J......................................             478,104              162,070               29,689
     Distribution fees - Select.......................................              17,281                3,433                1,177
     Administrative service fees - Advisors Preferred.................              30,137               15,343                4,715
     Administrative service fees - Advisors Select....................              36,126               13,775                7,652
     Administrative service fees - Advisors Signature.................               4,428                2,089                  709
     Administrative service fees - Preferred..........................              22,887                8,022                2,789
     Administrative service fees - Select.............................              22,465                4,463                1,530
     Registration fees - Class A......................................               9,893                9,893                9,893
     Registration fees - Class B......................................               9,893                9,893               21,685
     Registration fees - Class J......................................              10,491                9,219                7,326
     Service fees - Advisors Preferred................................              34,155               17,389                5,344
     Service fees - Advisors Select...................................              45,157               17,218                9,565
     Service fees - Advisors Signature................................               3,954                1,866                  632
     Service fees - Preferred.........................................              31,210               10,940                3,803
     Service fees - Select............................................              25,922                5,149                1,766
     Shareholder reports - Class A....................................                 241                  148                  104
     Shareholder reports - Class B....................................                  54                  165                   32
     Shareholder reports - Class J....................................              11,682                4,565                  971
     Transfer and administrative fees - Class A.......................              17,195               12,375               10,726
     Transfer and administrative fees - Class B.......................               7,203                8,276                1,804
     Transfer and administrative fees - Class J.......................              88,689               38,334               12,795
     Other expenses...................................................               2,196                  954                  456
                                                  Total Gross Expenses           1,646,776              678,685              283,038
     Less: Reimbursement from Manager - Class A.......................              11,285               13,524               15,722
     Less: Reimbursement from Manager - Class B.......................              12,518               14,601               23,509
     Less: Reimbursement from Manager - Class J.......................                   -                4,472                5,193
                                                    Total Net Expenses           1,622,973              646,088              238,614
                                Net Investment Income (Operating Loss)          19,090,568            8,144,054            4,016,190

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates............................             291,611              272,151               50,409
     Other investment companies.......................................          10,951,292            4,794,960            2,471,576
Change in unrealized appreciation/depreciation of:
     Investments in affiliates........................................          67,151,692           31,390,027           16,708,157
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies          78,394,595           36,457,138           19,230,142
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 97,485,163         $ 44,601,192         $ 23,246,332


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                        Principal LifeTime
                                                                         Strategic Income       Real Estate
                                                                               Fund           Securities Fund   Short-Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates........................................         $ 6,462,123                  $ -                $ -
     Dividends........................................................                   -            8,174,141                  -
     Interest.........................................................                   -              298,311          4,652,649
     Securities lending...............................................                   -               25,006              4,227
                                                          Total Income           6,462,123            8,497,458          4,656,876
Expenses:
     Management and investment advisory fees..........................             189,564            3,779,826            378,257
     Distribution fees - Advisors Preferred...........................              16,208               46,300              2,516
     Distribution fees - Advisors Select..............................              19,928               32,358                110
     Distribution fees - Advisors Signature...........................               2,144                1,915                 65
     Distribution fees - Class A......................................               3,403              114,580             83,564
     Distribution fees - Class B......................................                  14               97,315                N/A
     Distribution fees - Class J......................................             164,208              420,260            116,175
     Distribution fees - Select.......................................               1,376                4,806                380
     Administrative service fees - Advisors Preferred.................               9,725               27,780              1,510
     Administrative service fees - Advisors Select....................              13,285               21,572                 73
     Administrative service fees - Advisors Signature.................               1,716                1,532                 52
     Administrative service fees - Preferred..........................               7,220               36,025              3,362
     Administrative service fees - Select.............................               1,789                6,248                494
     Registration fees - Class A......................................               9,893                9,874              9,191
     Registration fees - Class B......................................              21,685                9,889                N/A
     Registration fees - Class J......................................               7,645               13,450              3,354
     Service fees - Advisors Preferred................................              11,021               31,484              1,711
     Service fees - Advisors Select...................................              16,607               26,964                 92
     Service fees - Advisors Signature................................               1,532                1,368                 46
     Service fees - Preferred.........................................               9,846               49,126              4,585
     Service fees - Select............................................               2,064                7,209                570
     Shareholder reports - Class A....................................                  29                4,492              2,259
     Shareholder reports - Class B....................................                  12                1,455                N/A
     Shareholder reports - Class J....................................               1,893               18,716              2,883
     Transfer and administrative fees - Class A.......................               6,524              136,665             71,309
     Transfer and administrative fees - Class B.......................               1,729               46,316                N/A
     Transfer and administrative fees - Class J.......................              21,546              152,857             38,155
     Other expenses...................................................                 690                2,015                439
     Reverse repurchase agreement interest expense....................                   -                    -            261,982
                                                  Total Gross Expenses             543,296            5,102,397            983,134
     Less: Reimbursement from Manager - Class A.......................               8,457                    -                  -
     Less: Reimbursement from Manager - Class B.......................              23,425                    -                N/A
                                                    Total Net Expenses             511,414            5,102,397            983,134
                                Net Investment Income (Operating Loss)           5,950,709            3,395,061          3,673,742

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................                   -           42,341,466           (438,520)
     Investment transactions in affiliates............................             137,550                    -                  -
     Futures contracts................................................                   -                    -            (95,998)
     Other investment companies.......................................           1,481,929                    -                  -
     Swap agreements..................................................                   -                    -            (68,460)
Change in unrealized appreciation/depreciation of:
     Investments......................................................                              107,316,751           (505,313)
     Investments in affiliates........................................           5,754,997                    -                  -
     Swap agreements..................................................                   -                    -             95,386
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies           7,374,476          149,658,217         (1,012,905)
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 13,325,185        $ 153,053,278        $ 2,660,837


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                      SmallCap Blend Fund  SmallCap Value Fund  Tax-Exempt Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 1,758,161            $ 842,652                $ -
     Interest.........................................................             156,431              139,285          3,745,131
     Securities lending...............................................             177,232               35,144                  -
                                                          Total Income           2,091,824            1,017,081          3,745,131
Expenses:
     Management and investment advisory fees..........................           1,166,139              531,674            401,264
     Distribution fees - Advisors Preferred...........................               1,458                8,524                N/A
     Distribution fees - Advisors Select..............................               3,499                6,143                N/A
     Distribution fees - Advisors Signature...........................                 109                  825                N/A
     Distribution fees - Class A......................................             140,741                3,831            189,431
     Distribution fees - Class B......................................             124,541                3,793             25,904
     Distribution fees - Class J......................................             326,679              133,061                N/A
     Distribution fees - Select.......................................                  64                  632                N/A
     Administrative service fees - Advisors Preferred.................                 875                5,114                N/A
     Administrative service fees - Advisors Select....................               2,333                4,095                N/A
     Administrative service fees - Advisors Signature.................                  87                  659                N/A
     Administrative service fees - Preferred..........................               3,554                6,412                N/A
     Administrative service fees - Select.............................                  83                  822                N/A
     Registration fees - Class A......................................               9,870                9,893              9,932
     Registration fees - Class B......................................               9,890                9,893              9,924
     Registration fees - Class J......................................              10,589                8,547                N/A
     Service fees - Advisors Preferred................................                 992                5,796                N/A
     Service fees - Advisors Select...................................               2,915                5,119                N/A
     Service fees - Advisors Signature................................                  78                  589                N/A
     Service fees - Preferred.........................................               4,847                8,743                N/A
     Service fees - Select............................................                  96                  948                N/A
     Shareholder reports - Class A....................................               6,650                  199              1,426
     Shareholder reports - Class B....................................               1,862                   67                114
     Shareholder reports - Class J....................................              13,437                5,937                N/A
     Transfer and administrative fees - Class A.......................             178,436               12,173             37,365
     Transfer and administrative fees - Class B.......................              52,035                8,015              7,539
     Transfer and administrative fees - Class J.......................             108,519               50,040                N/A
     Other expenses...................................................                 704                  325                885
                                                  Total Gross Expenses           2,171,082              831,869            683,784
     Less: Reimbursement from Manager - Class A.......................                   -               13,413             42,289
     Less: Reimbursement from Manager - Class B.......................                   -               15,645             19,448
                                                    Total Net Expenses           2,171,082              802,811            622,047
                                Net Investment Income (Operating Loss)             (79,258)             214,270          3,123,084

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................          17,140,883            8,302,784            323,286
     Futures contracts................................................              35,915                    -                  -
Change in unrealized appreciation/depreciation of:
     Investments......................................................          33,541,858           13,338,962         (1,247,465)
     Futures contracts................................................              42,000                    -                  -
            Net Realized and Unrealized Gain (Loss) on Investments and
                                                    Foreign Currencies          50,760,656           21,641,746           (924,179)
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 50,681,398         $ 21,856,016        $ 2,198,905


See accompanying notes.


                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                                                                  Ultra Short Bond
                                                                                                                        Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Interest..................................................................................................        $  3,815,477
     Securities lending........................................................................................                  66
                                                                                                   Total Income           3,815,543
Expenses:
     Management and investment advisory fees...................................................................             299,828
     Distribution fees - Advisors Preferred....................................................................              28,352
     Distribution fees - Advisors Select.......................................................................              14,326
     Distribution fees - Advisors Signature....................................................................                  18
     Distribution fees - Class A...............................................................................                 558
     Distribution fees - Class J...............................................................................              93,248
     Distribution fees - Select................................................................................                   5
     Administrative service fees - Advisors Preferred..........................................................              17,012
     Administrative service fees - Advisors Select.............................................................               9,550
     Administrative service fees - Advisors Signature..........................................................                  15
     Administrative service fees - Preferred...................................................................               2,977
     Administrative service fees - Select......................................................................                   7
     Registration fees - Class A...............................................................................               2,283
     Registration fees - Class J...............................................................................               9,393
     Service fees - Advisors Preferred.........................................................................              19,279
     Service fees - Advisors Select............................................................................              11,938
     Service fees - Advisors Signature.........................................................................                  13
     Service fees - Preferred..................................................................................               4,060
     Service fees - Select.....................................................................................                   7
     Shareholder reports - Class A.............................................................................                 156
     Shareholder reports - Class J.............................................................................               4,231
     Transfer and administrative fees - Class A................................................................               3,882
     Transfer and administrative fees - Class J................................................................              39,396
     Other expenses............................................................................................                 327
                                                                                           Total Gross Expenses             560,861
     Less: Reimbursement from Manager - Class A................................................................               5,806
                                                                                             Total Net Expenses             555,055
                                                                         Net Investment Income (Operating Loss)           3,260,488

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions...................................................................................             (64,155)
     Futures contracts.........................................................................................              33,680
Change in unrealized appreciation/depreciation of:
     Investments...............................................................................................             121,829
     Futures contracts.........................................................................................              48,750
                                  Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies             140,104
                                                Net Increase (Decrease) in Net Assets Resulting from Operations         $ 3,400,592


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)



                                                                                                 Bond & Mortgage Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 32,089,485       $ 36,718,593
Net realized gain (loss) from investment transactions and foreign currency transactions......         (8,715,523)        (4,091,462)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        (16,958,721)       (26,641,976)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          6,415,241          5,985,155

Dividends and Distributions to Shareholders
From net investment income...................................................................        (31,387,548)       (35,672,708)
From net realized gain on investments and foreign currency transactions......................                  -           (455,445)
                                                            Total Dividends and Distributions        (31,387,548)       (36,128,153)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        386,016,170        724,208,764
                                                      Total increase (decrease) in net assets        361,043,863        694,065,766

Net Assets
Beginning of period..........................................................................      1,333,789,594        639,723,828
End of period (including undistributed net investment income as set forth below).............    $ 1,694,833,457    $ 1,333,789,594
Undistributed (overdistributed) net investment income (operating loss).......................         $ (330,088)        $ (394,703)



                         Advisors    Advisors    Advisors
                         Preferred    Select     Signature   Class A     Class B    Class J   Institutional  Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...............$14,774,127 $7,491,358  $2,779,609 $15,962,916  $2,486,764 $34,624,807 $339,425,365 $22,390,371 $10,999,028
     Reinvested.........    719,354    716,583      43,795   3,229,674     448,333   4,009,978   20,144,258   1,487,211     245,248
     Redeemed...........(11,200,956)(7,058,714)   (337,627)(19,004,481) (5,006,809)(24,686,723) (17,317,344) (6,588,532) (4,761,423)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).$ 4,292,525 $1,149,227  $2,485,777    $188,109 $(2,071,712)$13,948,062 $342,252,279 $17,289,050  $6,482,853
                        ========================================================================================================
Shares:
     Sold............... 1,394,125     707,873     261,695  1,493,266     235,886  3,239,482  32,000,465   2,116,092  1,026,566
     Reinvested.........    68,135      68,018       4,139    304,249      42,219    376,406   1,901,024     140,752     22,951
     Redeemed...........(1,063,632)  (668,176)    (31,985) (1,786,649)  (469,409) (2,314,057)(1,628,227)   (623,016)  (444,803)
                        --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).   398,628     107,715     233,849     10,866   (191,304)  1,301,831  32,273,262   1,633,828    604,714
                        ========================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $16,000,905$16,009,972    $987,322 $9,642,589  $1,853,952 $82,862,865$432,163,865$40,573,749 $9,308,713
     Issued in acquisitions.          -           -           - 175,874,038 30,049,571          -           -           -          -
     Reinvested.............  1,141,896   1,199,078      10,072  1,657,666     231,918  6,297,543  22,965,077   2,198,054    228,506
     Redeemed............... (9,779,160)(8,236,339)  (229,561) (11,039,269)(2,930,972)(32,672,995(40,225,003)(18,939,844)(2,995,444)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,363,641  $8,972,711    $767,833 $176,135,02$29,204,469 $56,487,413$414,903,939$23,831,959 $6,541,775
                             =======================================================================================================
Shares:
     Sold...................  1,484,610   1,490,319      91,037    893,228     172,184  7,629,542  39,990,933   3,761,244    853,910
     Issued in acquisitions.          -           -           - 16,176,058   2,762,310          -           -           -          -
     Reinvested.............    106,068     111,634         935    154,184      21,558    580,287   2,126,472     204,023     20,987
     Redeemed...............  (907,195)   (764,429)    (21,147) (1,023,586)  (271,601) (3,009,468)(3,721,235) (1,757,597)  (275,134)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    683,483     837,524      70,825 16,199,884   2,684,451  5,200,361  38,396,170   2,207,670    599,763
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(719,354)  $(716,583)  $(43,877) $(3,550,091)$(462,252) $(4,017,016)$(20,145,916$(1,487,211)$(245,248)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(719,354)  $(716,583)  $(43,877) $(3,550,091)$(462,252) $(4,017,016)$(20,145,916$(1,487,211)$(245,248)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(1,122,395)$(1,176,461) $(10,380)$(1,832,019)$(241,787)$(6,199,950)$(22,697,255)$(2,165,527)$(226,934)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (19,501)    (22,617)         (7)          -           -  (110,739)   (268,252)    (32,527)    (1,802)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(1,141,896$(1,199,078)  $(10,387)$(1,832,019)$(241,787)$(6,310,689)$(22,965,507)$(2,198,054)$(228,736)
Distributions...............
                             =======================================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                 Disciplined LargeCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,872,786        $ 4,860,867
Net realized gain (loss) from investment transactions and foreign currency transactions......         23,658,865          8,305,543
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         36,497,677         26,060,595
                              Net Increase (Decrease) in Net Assets Resulting from Operations         65,029,328         39,227,005

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,462,809)        (1,553,513)
From net realized gain on investments and foreign currency transactions......................         (9,237,445)        (1,280,251)
                                                            Total Dividends and Distributions        (14,700,254)        (2,833,764)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        227,445,542        342,393,782
Redemption fees - Class A....................................................................                  -                519
                                                      Total increase (decrease) in net assets        277,774,616        378,787,542

Net Assets
Beginning of period..........................................................................        626,804,280        248,016,738
End of period (including undistributed net investment income as set forth below).............      $ 904,578,896      $ 626,804,280
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,915,408        $ 3,505,431



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B   InstitutionaPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $955,220  $1,686,658    $225,051 $5,344,980    $908,442 $214,641,208  $792,429  $5,041,867
     Reinvested.............     14,608       3,699         895  1,501,599     199,100 12,958,605         192       2,703
     Redeemed...............   (89,627)   (385,896)    (20,642) (7,007,864)(2,513,258) (6,107,743)  (166,916)   (539,768)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $880,201  $1,304,461    $205,304 $(161,285) $(1,405,716)$221,492,070  $625,705  $4,504,802
                             =============================================================================================
Shares:
     Sold...................     64,108     113,352      15,078    357,608      60,096 14,310,127      52,818     333,885
     Reinvested.............        994         252          61    101,372      13,434    877,571          13         183
     Redeemed...............    (5,969)    (25,456)     (1,351)  (467,111)   (167,621)  (408,596)    (10,952)    (35,456)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     59,133      88,148      13,788    (8,131)    (94,091) 14,779,102      41,879     298,612
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................    $34,576    $343,366     $10,516 $2,866,717    $574,405 $255,434,072   $10,898    $189,734
     Issued in acquisitions.          -           -           - 88,023,532  15,037,701          -           -           -
     Reinvested.............         21           -           -          -           -  2,833,259           -           -
     Redeemed...............   (11,372)    (97,083)           - (4,848,373)(1,595,184) (16,395,395)   (1,474)    (16,134)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $23,225    $246,283     $10,516 $86,041,876$14,016,922 $241,871,936    $9,424    $173,600
                             =============================================================================================
Shares:
     Sold...................      2,554      24,001         808    199,559      39,925 18,241,474         764      13,248
     Issued in acquisitions.          -           -           -  6,299,945   1,076,270          -           -           -
     Reinvested.............          1           -           -          -           -    205,405           -           -
     Redeemed...............      (849)     (6,932)           -  (337,884)   (111,043) (1,165,550)      (103)     (1,134)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....      1,706      17,069         808  6,161,620   1,005,152 17,281,329         661      12,114
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(2,690)      $(315)          $- $(284,857)          $- $(5,174,051)    $(124)      $(772)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (12,093)     (3,554)     (1,051) (1,232,495)  (201,287) (7,784,554)      (281)     (2,130)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(14,783)    $(3,869)    $(1,051) $(1,517,352)$(201,287) $(12,958,605)   $(405)    $(2,902)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................      $(68)       $(51)       $(49)         $-          $- $(1,553,242)     $(52)       $(51)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (45)        (49)        (48)          -           - (1,280,017)       (46)        (46)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(113)      $(100)       $(97)         $-          $- $(2,833,259)     $(98)       $(97)
Distributions...............
                             =============================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                  Diversified International Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,026,660        $ 1,197,836
Net realized gain (loss) from investment transactions and foreign currency transactions......         65,227,497         32,486,125
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         92,173,086         29,239,494
                              Net Increase (Decrease) in Net Assets Resulting from Operations        158,427,243         62,923,455

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,118,016)          (542,750)
From net realized gain on investments and foreign currency transactions......................        (20,952,178)        (2,442,645)
                                                            Total Dividends and Distributions        (22,070,194)        (2,985,395)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         76,497,094        352,441,520
Redemption fees - Class J....................................................................                  -                702
                                                      Total increase (decrease) in net assets        212,854,143        412,380,282

Net Assets
Beginning of period..........................................................................        516,871,654        104,491,372
End of period (including undistributed net investment income as set forth below).............      $ 729,725,797      $ 516,871,654
Undistributed (overdistributed) net investment income (operating loss).......................          $ (74,455)         $ 702,749



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $15,868,765 $6,288,688  $1,735,725 $24,457,197 $3,465,952 $37,419,399 $3,190,374 $14,093,234 $6,134,001
     Reinvested.............    663,413     362,317      23,576 11,911,607   1,729,713  4,434,642   1,670,394   1,014,054     34,851
     Redeemed...............  (769,928) (1,623,348)    (61,646)(33,500,752)(7,309,413) (10,365,279) (270,126) (3,938,767)  (161,549)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $15,762,250 $5,027,657  $1,697,655 $2,868,052 $(2,113,748)$31,488,762 $4,590,642 $11,168,521 $6,007,303
                             =======================================================================================================
Shares:
     Sold...................  1,232,237     487,965     135,684  1,921,842     255,182  2,940,562     270,224   1,100,178    463,900
     Reinvested.............     56,447      31,100       2,012  1,009,097     147,084    380,003     141,022      85,807      2,924
     Redeemed...............   (58,671)   (133,556)     (4,942) (2,699,414)  (576,644)  (826,396)    (20,551)   (305,382)   (12,556)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,230,013     385,509     132,754    231,525   (174,378)  2,494,169     390,695     880,603    454,268
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $8,521,776  $4,284,110    $328,140 $14,119,202 $1,998,181 $36,626,479$10,478,313  $9,449,532   $737,099
     Issued in acquisitions.          -           -           - 280,773,301 42,516,630          -           -           -          -
     Reinvested.............    224,254     156,672           -          -           -  1,788,123     478,379     297,698     38,263
     Redeemed............... (4,930,894)(2,115,756)    (24,383)(31,483,376)(5,444,211) (12,756,910)  (17,416) (1,971,949)(1,629,737)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $3,815,136  $2,325,026    $303,757 $263,409,12$39,070,600 $25,657,692$10,939,276  $7,775,281 $(854,375)
                             =======================================================================================================
Shares:
     Sold...................    773,418     401,519      30,286  1,265,369     177,902  3,518,538     993,823     895,097     69,402
     Issued in acquisitions.          -           -           - 27,100,414   4,103,744          -           -           -          -
     Reinvested.............     22,671      15,936           -          -           -    181,702      48,304      30,032      3,818
     Redeemed...............  (455,694)   (199,553)     (2,236) (2,827,413)  (489,132) (1,229,562)    (1,666)   (190,702)  (157,945)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    340,395     217,902      28,050 25,538,370   3,792,514  2,470,678   1,040,461     734,427   (84,725)
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(32,118)          $-          $- $(680,382)          $-         $-  $(281,650)  $(119,959)   $(3,907)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (631,295)   (362,317)    (24,070) (11,440,861)(1,744,730) (4,435,122)(1,388,744)   (894,095)  (30,944)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(663,413)  $(362,317)   $(24,070)$(12,121,24)$(1,744,730)$(4,435,122)$(1,670,394)$(1,014,054)$(34,851)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(40,716)   $(27,896)       $(46)         $-          $- $(315,959)   $(94,235)   $(56,732)   $(7,166)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (183,538)   (128,776)       (222)          -           - (1,473,902)  (384,144)   (240,966)   (31,097)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(224,254)  $(156,672)      $(268)         $-          $- $(1,789,861)$(478,379)  $(297,698)  $(38,263)
Distributions...............
                             =======================================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)


                                                                                                        Equity Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,503,460        $ 3,009,344
Net realized gain (loss) from investment transactions and foreign currency transactions......          4,350,580          7,934,829
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          6,329,565             50,734
                              Net Increase (Decrease) in Net Assets Resulting from Operations         12,183,605         10,994,907

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,361,156)        (3,249,362)
                                                            Total Dividends and Distributions         (1,361,156)        (3,249,362)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................             53,006         10,354,881
                                                      Total increase (decrease) in net assets         10,875,455         18,100,426

Net Assets
Beginning of period..........................................................................         98,997,189         80,896,763
End of period (including undistributed net investment income as set forth below).............      $ 109,872,644       $ 98,997,189
Undistributed (overdistributed) net investment income (operating loss).......................          $ 235,955           $ 93,831



                              Class A     Class B
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $8,035,154  $1,023,139
     Reinvested.............  1,178,157     101,959
     Redeemed............... (8,441,421)(1,843,982)
                             -----------------------
Net Increase (Decrease).....   $771,890  $(718,884)
                             =======================
Shares:
     Sold...................    673,287      85,142
     Reinvested.............     99,084       8,606
     Redeemed...............  (704,025)   (154,896)
                             -----------------------
Net Increase (Decrease).....     68,346    (61,148)
                             =======================
Year Ended October 31, 2005
Dollars:
     Sold................... $22,297,650 $3,453,850
     Reinvested.............  2,722,475     344,289
     Redeemed............... (14,902,976)(3,560,407)
                             -----------------------
Net Increase (Decrease)..... $10,117,149   $237,732
                             =======================
Shares:
     Sold...................  2,015,948     314,596
     Reinvested.............    244,632      31,073
     Redeemed............... (1,341,017)  (323,022)
                             -----------------------
Net Increase (Decrease).....    919,563      22,647
                             =======================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(1,256,902)$(104,254)
                             -----------------------
Total Dividends and          $(1,256,902)$(104,254)
Distributions...............
                             =======================
Year Ended October 31, 2005
     From net investment
     income................. $(2,897,110)$(352,252)
                             -----------------------
Total Dividends and          $(2,897,110)$(352,252)
Distributions...............
                             =======================



See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                               Government & High Quality Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 7,555,766        $ 7,255,062
Net realized gain (loss) from investment transactions and foreign currency transactions......         (2,378,418)        (1,797,054)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (3,261,095)        (9,115,805)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          1,916,253         (3,657,797)

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,608,491)        (6,921,202)
                                                            Total Dividends and Distributions         (7,608,491)        (6,921,202)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (19,460,239)       317,330,948
                                                      Total increase (decrease) in net assets        (25,152,477)       306,751,949

Net Assets
Beginning of period..........................................................................        425,998,579        119,246,630
End of period (including undistributed net investment income as set forth below).............      $ 400,846,102      $ 425,998,579
Undistributed (overdistributed) net investment income (operating loss).......................           $ (2,856)         $ 112,109



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $3,379,101  $1,367,476    $392,350 $10,821,088 $1,695,039 $8,309,863          $-  $1,991,283   $141,078
     Reinvested.............    123,287     134,791       5,940  4,058,938     614,747  1,883,029           -     231,962     40,225
     Redeemed............... (1,284,120)(1,120,466)    (60,736) (31,148,546)(7,299,209) (12,380,996)       - (1,175,259)  (181,104)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,218,268    $381,801    $337,554$(16,268,520$(4,989,423)$(2,188,104)        $-  $1,047,986       $199
                             =======================================================================================================
Shares:
     Sold...................    335,531     136,193      38,911  1,065,170     170,333    819,089           -     197,444     13,970
     Reinvested.............     12,294      13,434         590    402,473      60,916    186,242           -      23,073      4,001
     Redeemed...............  (128,143)   (111,241)     (6,019) (3,082,167)  (721,919) (1,221,923)          -   (116,752)   (18,011)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    219,682      38,386      33,482 (1,614,524)  (490,670)  (216,592)           -     103,765       (40)
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,335,437  $3,344,583    $184,394 $8,840,822  $1,217,694 $25,839,934         $-  $6,738,577 $1,084,304
     Issued in acquisitions.          -           -           - 259,420,184 51,566,749          -           -           -          -
     Reinvested.............    118,645     209,440       1,686  2,343,494     361,282  3,199,450           -     300,681     50,097
     Redeemed............... (1,058,800)(2,036,787)     (5,633) (20,236,474)(4,836,819) (19,614,903)        - (2,848,093)  (188,996)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,395,282  $1,517,236    $180,447 $250,368,02$48,308,906 $9,424,481          $-  $4,191,165   $945,405
                             =======================================================================================================
Shares:
     Sold...................    326,719     326,065      17,895    860,645     118,079  2,503,314           -     657,955    106,430
     Issued in acquisitions.          -           -           - 25,051,027   4,976,299          -           -           -          -
     Reinvested.............     11,607      20,480         165    229,235      35,328    310,468           -      29,340      4,891
     Redeemed...............  (103,266)   (198,399)       (548) (1,972,345)  (471,576) (1,901,991)          -   (277,470)   (18,538)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    235,060     148,146      17,512 24,168,562   4,658,130    911,791           -     409,825     92,783
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(123,287)  $(134,791)    $(6,023) $(4,535,241)$(649,621) $(1,887,131)    $(210)  $(231,962)  $(40,225)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(123,287)  $(134,791)    $(6,023) $(4,535,241)$(649,621) $(1,887,131)    $(210)  $(231,962)  $(40,225)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(118,645)  $(209,440)    $(1,973) $(2,647,723)$(384,535) $(3,207,636)    $(378)  $(300,681)  $(50,191)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(118,645)  $(209,440)    $(1,973) $(2,647,723)$(384,535) $(3,207,636)    $(378)  $(300,681)  $(50,191)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                    Inflation Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended       Period Ended
                                                                                                                  October 31,
                                                                                                April 30, 2006         2005(a)
Operations
Net investment income (operating loss).......................................................        $ 1,575,025        $ 2,027,568
Net realized gain (loss) from investment transactions and foreign currency transactions......           (518,656)              (582)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (2,067,182)        (1,223,448)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         (1,010,813)           803,538

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,619,977)        (1,985,062)
From net realized gain on investments and foreign currency transactions......................            (47,175)                 -
                                                            Total Dividends and Distributions         (1,667,152)        (1,985,062)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         19,060,612         77,591,730
                                                      Total increase (decrease) in net assets         16,382,647         76,410,206

Net Assets
Beginning of period..........................................................................         76,410,206                  -
End of period (including undistributed net investment income as set forth below).............       $ 92,792,853       $ 76,410,206
Undistributed (overdistributed) net investment income (operating loss).......................            $ 6,584           $ 46,652



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $782,979    $626,296     $80,419 $1,907,275  $2,060,931 $14,757,040    $16,451    $341,177
     Reinvested.............      2,436       1,790         119     38,170      83,248  1,527,700       1,285       7,711
     Redeemed...............  (151,225)   (103,352)    (60,262)  (345,010) (1,008,387) (1,476,780)    (9,811)    (19,588)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $634,190    $524,734     $20,276 $1,600,435  $1,135,792 $14,807,960     $7,925    $329,300
                             =============================================================================================
Shares:
     Sold...................     79,982      63,983       8,291    195,407     211,980  1,520,475       1,712      34,850
     Reinvested.............        256         189          13      3,932       8,615    158,141         133         798
     Redeemed...............   (15,558)    (10,694)     (6,257)   (35,786)   (104,224)  (151,632)     (1,026)     (2,044)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     64,680      53,478       2,047    163,553     116,371  1,526,984         819      33,604
                             =============================================================================================
Period Ended October 31, 2005(a) Dollars:
     Sold...................    $26,745     $12,622     $11,452 $1,553,499  $4,071,941 $81,296,774   $123,794     $76,072
     Reinvested.............        247          20           7     12,268      81,782  1,825,940         918         731
     Redeemed...............          -       (208)           -   (44,601)   (349,415) (11,058,149)  (50,709)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $26,992     $12,434     $11,459 $1,521,166  $3,804,308 $72,064,565    $74,003     $76,803
                             =============================================================================================
Shares:
     Sold...................      2,667       1,266       1,147    155,624     407,034  8,151,168      12,445       7,648
     Reinvested.............         25           2           1      1,238       8,199    182,826          93          74
     Redeemed...............          -        (21)           -    (4,495)    (35,069) (1,094,636)    (5,047)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....      2,692       1,247       1,148    152,367     380,164  7,239,358       7,491       7,722
                             =============================================================================================
Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(2,570)    $(1,926)      $(256)  $(40,378)   $(81,433) $(1,484,377)  $(1,421)    $(7,616)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (16)        (10)         (7)    (1,216)     (2,310)   (43,323)        (44)       (249)
                             ---------------------------------------------------------------------------------------------
Total Dividends and            $(2,586)    $(1,936)      $(263)  $(41,594)   $(83,743) $(1,527,700)  $(1,465)    $(7,865)
Distributions...............
                             =============================================================================================
Period Ended October 31, 2005(a)
     From net investment
     income.................     $(562)      $(312)      $(290)  $(13,789)   $(82,141) $(1,885,679)  $(1,242)    $(1,047)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(562)      $(312)      $(290)  $(13,789)   $(82,141) $(1,885,679)  $(1,242)    $(1,047)
Distributions...............
                             =============================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                               International Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 336,938          $ 803,060
Net realized gain (loss) from investment transactions and foreign currency transactions......         23,489,339         15,148,620
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         40,004,948          7,064,670
                              Net Increase (Decrease) in Net Assets Resulting from Operations         63,831,225         23,016,350
Dividends and Distributions to Shareholders
From net investment income...................................................................           (233,025)                 -
From net realized gain on investments and foreign currency transactions......................        (15,239,884)        (2,929,219)
                                                            Total Dividends and Distributions        (15,472,909)        (2,929,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         54,748,631         90,314,464
Redemption fees - Class J....................................................................              2,640              1,935
                                                      Total increase (decrease) in net assets        103,109,587        110,403,530
Net Assets
Beginning of period..........................................................................        146,446,518         36,042,988
End of period (including undistributed net investment income as set forth below).............      $ 249,556,105      $ 146,446,518
Undistributed (overdistributed) net investment income (operating loss).......................          $ 177,853          $ 373,192



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,336,445  $1,525,362    $711,483 $18,852,128 $3,184,492 $39,038,440 $3,133,827  $4,208,514 $1,572,092
     Reinvested.............    202,475      68,166      13,209  4,653,853     956,958  7,510,357     199,573     555,026     21,761
     Redeemed............... (1,225,045)(1,029,197)    (26,431) (16,846,504)(1,801,167)(9,635,728) (332,027) (1,714,789) (1,384,642)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,313,875    $564,331    $698,261 $6,659,477  $2,340,283 $36,913,069 $3,001,373  $3,048,751   $209,211
                             =======================================================================================================
Shares:
     Sold...................    106,376      67,377      32,304    850,805     141,019  1,808,528     141,054     187,250     68,656
     Reinvested.............     10,338       3,502         675    235,501      48,752    390,906      10,062      28,054      1,102
     Redeemed...............   (60,708)    (51,692)     (1,173)  (822,822)    (82,260)  (448,488)    (14,620)    (81,834)   (66,788)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     56,006      19,187      31,806    263,484     107,511  1,750,946     136,496     133,470      2,970
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $2,239,350    $496,456     $79,236 $6,561,972  $1,409,211 $40,169,805 $1,506,693  $3,563,680    $95,534
     Issued in acquisitions.          -           -           - 46,248,493   8,057,699          -           -           -          -
     Reinvested.............     99,866           -           -          -           -  2,104,916           -     124,388          -
     Redeemed............... (3,533,816)(1,495,872)       (953) (3,375,445)  (885,867) (9,240,222)   (79,338) (2,370,316) (1,461,006
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(1,194,600)$(999,416)     $78,283 $49,435,020 $8,581,043 $33,034,499 $1,427,355  $1,317,752 $(1,365,47
                             =======================================================================================================
Shares:
     Sold...................    124,878      26,872       4,123    340,397      74,139  2,325,988      80,742     195,093      4,933
     Issued in acquisitions.          -           -           -  2,668,277     464,882          -           -           -          -
     Reinvested.............      6,410           -           -          -           -    137,039           -       7,938          -
     Redeemed...............  (187,333)    (77,998)        (50)  (174,916)    (46,883)  (543,677)     (4,306)   (128,187)   (75,310)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (56,045)    (51,126)       4,073  2,833,758     492,138  1,919,350      76,436      74,844   (70,377)
                             =======================================================================================================
Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(7,029)      $(955)          $- $(123,112)          $-  $(42,918)   $(21,345)   $(35,944)   $(1,722)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (243,373)   (114,180)    (14,478) (5,615,316)  (967,222) (7,469,946)  (178,228)   (568,195)   (68,946)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(250,402)  $(115,135)   $(14,478) $(5,738,428)$(967,222) $(7,512,864)$(199,573)  $(604,139)  $(70,668)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(245,198)  $(149,257)      $(763)         $-          $- $(2,118,216)  $(1,121)  $(269,463) $(145,201)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(245,198)  $(149,257)      $(763)         $-          $- $(2,118,216)  $(1,121)  $(269,463) $(145,201)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                       LargeCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 960,261          $ 829,789
Net realized gain (loss) from investment transactions and foreign currency transactions......         23,579,967          3,213,957
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         37,621,434         43,135,818
                              Net Increase (Decrease) in Net Assets Resulting from Operations         62,161,662         47,179,564

Dividends and Distributions to Shareholders
From net investment income...................................................................           (383,105)          (875,012)
                                                            Total Dividends and Distributions           (383,105)          (875,012)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        134,968,366        437,233,254
                                                      Total increase (decrease) in net assets        196,746,923        483,537,806

Net Assets
Beginning of period..........................................................................        624,213,076        140,675,270
End of period (including undistributed net investment income as set forth below).............      $ 820,959,999      $ 624,213,076
Undistributed (overdistributed) net investment income (operating loss).......................          $ 726,619          $ 149,463


                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $20,410,889 $6,583,626  $3,471,044 $16,984,997 $2,000,174 $9,160,383 $92,266,519 $21,444,280 $8,254,599
     Reinvested.............          -           -           -          -           -          -     383,105           -          -
     Redeemed............... (2,521,540)  (420,435)  (301,577)  (22,339,310)(7,120,968)(2,479,578)(6,848,644) (2,854,030)(1,105,168)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $17,889,349 $6,163,191  $3,169,467 $(5,354,313$(5,120,794)$6,680,805 $85,800,980 $18,590,250 $7,149,431
                             =======================================================================================================
Shares:
     Sold...................  2,619,116     873,606     465,319  2,251,222     266,113  1,265,251  12,271,187   2,811,830  1,065,697
     Reinvested.............          -           -           -          -           -          -      52,123           -          -
     Redeemed...............  (319,894)    (56,295)    (40,343) (2,965,297)  (948,017)  (339,858)   (912,299)   (371,711)  (142,038)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  2,299,222     817,311     424,976  (714,075)   (681,904)    925,393  11,411,011   2,440,119    923,659
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $8,519,955  $2,314,979    $853,196 $9,576,207  $1,104,953 $5,665,974 $134,645,284 $1,787,084 $5,690,196
     Issued in acquisitions.          -           -           - 262,477,595 37,635,406          -           -           -          -
     Reinvested.............      2,426         393           -          -           -     82,590     779,685       9,585        276
     Redeemed............... (1,143,545)  (216,082)    (99,582) (15,334,935)(5,120,603)(3,325,162) (5,444,000)  (952,574)(2,276,047)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,378,836  $2,099,290    $753,614 $256,718,86$33,619,756 $2,423,402 $129,980,969   $844,095 $3,414,425
                             =======================================================================================================
Shares:
     Sold...................  1,149,891     334,507     119,112  1,359,428     155,915    873,170  19,972,089     257,203    844,402
     Issued in acquisitions.          -           -           - 39,047,317   5,598,808          -           -           -          -
     Reinvested.............        355          60           -          -           -     12,986     118,493       1,439         41
     Redeemed...............  (158,719)    (32,319)    (14,385) (2,174,154)  (726,693)  (518,066)   (803,139)   (142,611)  (329,127)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    991,527     302,248     104,727 38,232,591   5,028,030    368,090  19,287,443     116,031    515,316
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $-         $-          $-         $-  $(383,105)          $-         $-
                             -------------------------------------------------------------------------------------------------------
Total Dividends and                  $-          $-          $-         $-          $-         $-  $(383,105)          $-         $-
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(2,426)      $(393)       $(50)         $-          $-  $(82,597)  $(779,685)    $(9,585)     $(276)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $(2,426)      $(393)       $(50)         $-          $-  $(82,597)  $(779,685)    $(9,585)     $(276)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                   LargeCap S&P 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,280,279        $ 8,382,467
Net realized gain (loss) from investment transactions and foreign currency transactions......          2,355,613          5,104,196
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         61,242,654         30,366,551
                              Net Increase (Decrease) in Net Assets Resulting from Operations         68,878,546         43,853,214

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,664,572)        (8,403,618)
From net realized gain on investments and foreign currency transactions......................         (3,072,594)       (36,116,133)
                                                            Total Dividends and Distributions        (10,737,166)       (44,519,751)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         56,452,201        205,724,569
Redemption fees - Class J....................................................................              1,727                  -
                                                      Total increase (decrease) in net assets        114,595,308        205,058,032

Net Assets
Beginning of period..........................................................................        726,156,614        521,098,582
End of period (including undistributed net investment income as set forth below).............      $ 840,751,922      $ 726,156,614
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,267,746        $ 5,652,039



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $28,922,002 $7,843,630  $4,609,498 $5,336,043 $32,821,350 $10,219,410$42,744,289  $9,673,655
     Reinvested.............  1,487,452     739,314      50,659  1,092,336   4,125,175    121,902   2,756,244     344,980
     Redeemed............... (31,043,099)(11,024,912)  (266,671) (9,202,196)(26,292,859) (527,020) (13,060,312)(5,018,669)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(633,645) $(2,441,968) $4,393,486 $(2,773,817)$10,653,666 $9,814,292 $32,440,221  $4,999,966
                             =============================================================================================
Shares:
     Sold...................  3,185,311     869,338     509,766    587,867   3,646,597  1,120,138   4,640,229   1,081,506
     Reinvested.............    167,071      83,072       5,703    122,714     467,356     13,743     307,230      38,621
     Redeemed............... (3,402,425)(1,220,110)    (29,614) (1,013,262)(2,919,883)   (58,081) (1,425,205)   (550,359)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (50,043)   (267,700)     485,855  (302,681)   1,194,070  1,075,800   3,522,254     569,768
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $30,259,972$21,602,494  $1,413,042 $5,072,529 $87,887,749 $6,679,648 $48,050,725 $19,887,763
     Issued in acquisitions.          -           -           - 71,416,247           -          -           -           -
     Reinvested.............  7,557,801   4,228,660           -          -  21,131,630          -  10,555,225   1,029,480
     Redeemed...............(25,689,953)(15,486,762)   (90,044) (4,653,535)(44,802,572)(2,437,598)(24,070,515)(13,817,417)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $12,127,820$10,344,392  $1,322,998 $71,835,241$64,216,807 $4,242,050 $34,535,435  $7,099,826
                             =============================================================================================
Shares:
     Sold...................  3,538,060   2,518,884     162,921    582,748  10,310,736    775,183   5,538,511   2,292,903
     Issued in acquisitions.          -           -           -  8,384,257           -          -           -           -
     Reinvested.............    879,454     492,635           -          -   2,484,429          -   1,219,719     119,516
     Redeemed............... (2,975,704) (1,804,503)    (10,468)  (533,746) (5,258,630)  (284,089) (2,779,266) (1,615,510)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,441,810   1,207,016     152,453  8,433,259   7,536,535    491,094   3,978,964     796,909
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(1,065,300)$(490,757)   $(31,856) $(804,676) $(2,811,814)$(101,138) $(2,101,629) $(257,402)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (422,152)   (248,557)    (18,803)  (303,532)  (1,316,388)  (20,969)    (654,615)   (87,578)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(1,487,452)$(739,314)   $(50,659)$(1,108,208)$(4,128,202)$(122,107) $(2,756,244) $(344,980)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(1,418,440)$(796,478)      $(144)         $- $(3,977,602)    $(154) $(2,018,558) $(192,242)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (6,139,361)(3,432,182)       (676)          - (17,169,319)     (690) (8,536,667)   (837,238)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(7,557,801$(4,228,660)     $(820)         $- $(21,146,921)  $(844)$(10,555,225)$(1,029,480)
Distributions...............
                             =============================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                      LargeCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,285,405        $ 4,158,796
Net realized gain (loss) from investment transactions and foreign currency transactions......         18,183,533         13,670,724
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         45,360,410          1,235,817
                              Net Increase (Decrease) in Net Assets Resulting from Operations         68,829,348         19,065,337

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,682,477)        (1,684,432)
From net realized gain on investments and foreign currency transactions......................        (13,831,742)        (4,668,645)
                                                            Total Dividends and Distributions        (19,514,219)        (6,353,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         61,158,528        408,354,578
                                                      Total increase (decrease) in net assets        110,473,657        421,066,838

Net Assets
Beginning of period..........................................................................        543,312,250        122,245,412
End of period (including undistributed net investment income as set forth below).............      $ 653,785,907      $ 543,312,250
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,188,006        $ 3,585,078



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,468,219    $545,367    $283,044 $10,833,973 $1,338,901 $10,041,566$61,383,251  $2,154,911   $613,177
     Reinvested.............     24,429     124,990       8,835  8,884,459     735,397    899,120   8,363,365     211,716     24,255
     Redeemed...............  (245,594)   (495,803)    (51,962)(36,430,893)(4,503,273) (2,567,638)(1,502,409)   (793,628)  (189,247)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,247,054    $174,554    $239,917 $(16,712,46$(2,428,975)$8,373,048 $68,244,207  $1,572,999   $448,185
                             =======================================================================================================
Shares:
     Sold...................    125,736      46,520      24,168    914,699     111,570    856,268   5,196,718     179,933     50,826
     Reinvested.............      2,133      10,878         769    769,600      63,659     78,786     725,495      18,345      2,113
     Redeemed...............   (20,522)    (42,380)     (4,344) (3,102,188)  (380,063)  (219,264)   (126,334)    (66,934)   (15,988)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    107,347      15,018      20,593 (1,417,889)  (204,834)    715,790   5,795,879     131,344     36,951
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $636,282  $3,369,444    $220,337 $10,179,248 $1,127,083 $12,048,099$91,339,474  $2,923,265 $1,520,521
     Issued in acquisitions.          -           -           - 303,957,352 26,422,754          -           -           -          -
     Reinvested.............     43,481      66,409           -          -           -    889,836   5,166,916     185,125        226
     Redeemed...............  (966,455)   (923,713)        (13) (36,483,219)(3,301,581) (4,173,888)(3,845,264) (1,244,081) (803,060)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(286,692)  $2,512,140    $220,324 $277,653,38$24,248,256 $8,764,047 $92,661,126  $1,864,309   $717,687
                             =======================================================================================================
Shares:
     Sold...................     55,881     299,735      19,293    886,896      98,422  1,084,236   8,124,018     258,910    134,856
     Issued in acquisitions.          -           -           - 27,073,783   2,353,499          -           -           -          -
     Reinvested.............      3,988       6,078           -          -           -     81,974     472,420      16,901         21
     Redeemed...............   (87,605)    (81,755)         (1) (3,167,535)  (287,627)  (376,857)   (339,288)   (111,496)   (70,752)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (27,736)     224,058      19,292 24,793,144   2,164,294    789,353   8,257,150     164,315     64,125
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(7,337)   $(21,971)    $(1,347) $(2,395,483)$(119,116) $(144,891) $(2,922,771)  $(62,953)   $(6,608)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (17,092)   (103,019)     (7,802) (6,720,966)  (621,032)  (754,435) (5,440,594)   (148,763)   (18,039)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(24,429)  $(124,990)    $(9,149) $(9,116,449)$(740,148) $(899,326) $(8,363,365) $(211,716)  $(24,647)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(11,188)   $(16,851)      $(117)         $-          $- $(224,960) $(1,383,286)  $(47,842)     $(188)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (32,293)    (49,558)       (359)          -           -  (664,972) (3,783,630)   (137,283)      (550)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(43,481)   $(66,409)      $(476)         $-          $- $(889,932) $(5,166,916) $(185,125)     $(738)
Distributions...............
                             =======================================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                        MidCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,223,949          $ 873,655
Net realized gain (loss) from investment transactions and foreign currency transactions......         43,034,036         38,281,368
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         25,420,762         (2,029,829)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         69,678,747         37,125,194

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,096,176)          (208,652)
From net realized gain on investments and foreign currency transactions......................        (38,198,887)        (6,508,853)
                                                            Total Dividends and Distributions        (39,295,063)        (6,717,505)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         24,529,050        624,080,478
                                                      Total increase (decrease) in net assets         54,912,734        654,488,167

Net Assets
Beginning of period..........................................................................        740,697,649         86,209,482
End of period (including undistributed net investment income as set forth below).............      $ 795,610,383      $ 740,697,649
Undistributed (overdistributed) net investment income (operating loss).......................          $ 947,385          $ 819,612


                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,891,016    $474,796   $141,115  $26,930,189 $4,083,323 $23,079,880         $-  $3,243,398   $409,304
     Reinvested.............    190,028     171,875     14,019  27,071,899   3,644,630  6,267,032           -   1,328,728    155,710
     Redeemed...............  (433,509) (1,222,142)   (37,424)  (42,351,349)(10,703,644)(9,827,908)         - (10,664,439) (327,477)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,647,535  $(575,471)    $117,710 $11,650,739$(2,975,691)$19,519,004         $- $(6,092,313)  $237,537
                             =======================================================================================================
Shares:
     Sold...................    207,197      34,192      10,188  1,932,613     288,639  1,683,520           -     232,292     29,260
     Reinvested.............     13,993      12,732       1,036  1,985,119     267,594    468,738           -      97,378     11,310
     Redeemed...............   (31,290)    (88,100)     (2,697) (3,030,692)  (769,117)  (716,083)           -   (757,444)   (23,170)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    189,900    (41,176)       8,527    887,040   (212,884)  1,436,175           -   (427,774)     17,400
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $2,726,576  $2,835,210    $288,676 $19,998,331 $3,125,165 $44,342,602         $- $21,075,874 $2,890,205
     Issued in acquisitions.          -           -           - 501,732,654 74,461,412          -           -           -          -
     Reinvested.............    216,329      78,456           -          -           -  5,529,790           -     806,177     81,069
     Redeemed............... (3,049,812)  (796,704)    (21,181) (23,911,617)(8,563,470) (14,252,808)       - (4,133,788) (1,378,668)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(106,907)  $2,116,962    $267,495 $497,819,36$69,023,107 $35,619,584         $- $17,748,263 $1,592,606
                             =======================================================================================================
Shares:
     Sold...................    204,263     218,112      21,864  1,459,197     227,970  3,409,650           -   1,557,797    220,312
     Issued in acquisitions.          -           -           - 37,875,532   5,621,092          -           -           -          -
     Reinvested.............     16,866       6,144           -          -           -    436,924           -      62,749      6,247
     Redeemed...............  (226,463)    (61,549)     (1,549) (1,742,982)  (624,661) (1,095,485)          -   (311,350)  (101,525)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    (5,334)     162,707      20,315 37,591,747   5,224,401  2,751,089           -   1,309,196    125,034
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $- $(1,017,523)        $-         $-       $(67)   $(73,428)   $(5,158)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (190,028)   (171,875)    (14,568) (26,453,601)(3,691,714) (6,270,626)     (623) (1,255,300)  (150,552)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(190,028)  $(171,875)   $(14,568) $(27,471,12)$(3,691,714)$(6,270,626)   $(690) $(1,328,728)$(155,710)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(6,605)    $(3,683)       $(18)         $-          $- $(165,843)       $(29)   $(29,638)   $(2,836)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (209,724)    (74,773)       (674)          -           - (5,367,358)      (765)   (776,539)   (79,020)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(216,329)   $(78,456)      $(692)         $-          $- $(5,533,201)    $(794)  $(806,177)  $(81,856)
Distributions...............
                             =======================================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                        Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 12,073,371        $ 9,523,257
                              Net Increase (Decrease) in Net Assets Resulting from Operations         12,073,371          9,523,257

Dividends and Distributions to Shareholders
From net investment income...................................................................        (12,073,371)        (9,523,257)
                                                            Total Dividends and Distributions        (12,073,371)        (9,523,257)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (85,942,214)       473,280,383
                                                      Total increase (decrease) in net assets        (85,942,214)       473,280,383

Net Assets
Beginning of period..........................................................................        691,998,195        218,717,812
End of period (including undistributed net investment income as set forth below).............      $ 606,055,981      $ 691,998,195
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature    Class A    Class B     Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
   Sold................  $34,145,676$45,257,094 $21,888,831$345,770,454  $665,549 $25,696,655 $25,552,946 $30,220,891   $22,464,26
   Reinvested...........    182,671     224,656     43,865   6,991,125     26,057   2,355,128   1,653,579     548,155       48,135
   Redeemed.............(32,402,114)(39,828,921)(28,864,481(322,364,277)(1,316,187)(30,646,906)(141,727,958)(30,708,594)(21,818,507)
                         -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).... $1,926,233  $5,652,829 $(6,931,785$30,397,302 $(624,581) $(2,595,123)$(114,521,433)  $60,452   $693,892
                            =======================================================================================================
Shares:
     Sold.................. 34,145,676  45,257,094 21,888,831 345,770,454    665,549  25,696,655  25,552,946  30,220,891 22,464,264
     Reinvested............    182,671     224,656     43,865   6,991,125     26,057   2,355,128   1,653,579     548,155     48,135
     Redeemed..........(32,402,114)(39,828,921)(28,864,481)(322,364,277)(1,316,187)(30,646,906)(141,727,958)(30,708,594)(21,818,507)
                            -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)....  1,926,233   5,652,829 (6,931,785) 30,397,302  (624,581) (2,595,123) (114,521,433)    60,452    693,892
                            =======================================================================================================
Year Ended
October 31, 2005
Dollars:
   Sold................... $95,777,197$78,191,806 $15,507,366$178,767,682$1,143,298 $69,153,023 $99,461,247 $75,527,015 $55,543,72
   Issued in acquisitions.          -           -          - 340,644,469  3,361,820           -           -           -          -
   Reinvested.............    213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
   Redeemed............... (94,738,305)(75,570,455)(6,899,259)(178,243,053)(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,85
                           -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).. $1,252,051  $2,785,957 $8,627,228 $344,588,589$3,098,603 $10,909,785 $84,314,836 $15,692,415 $2,010,919
                          =======================================================================================================
Shares:
  Sold................... 95,777,197  78,191,806 15,507,366 178,767,682  1,143,298  69,153,023  99,461,247  75,527,015 55,543,724
  Issued in acquisitions.          -           -          - 340,644,469  3,361,820           -           -           -          -
  Reinvested.............    213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
  Redeemed.............. (94,738,305)(75,570,455)(6,899,259)(178,243,053)(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,85)
                          -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..  1,252,051   2,785,957  8,627,228 344,588,589  3,098,603  10,909,785  84,314,836  15,692,415  2,010,919
                          =======================================================================================================

Distributions:
Period Ended
April 30, 2006
     From net investment
     income............. $(182,671)  $(224,656)  $(43,865) $(6,991,125) $(26,057) $(2,355,128)$(1,653,579) $(548,155)  $(48,135)
                         -------------------------------------------------------------------------------------------------------
Total Dividends and      $(182,671)  $(224,656)  $(43,865) $(6,991,125) $(26,057) $(2,355,128)$(1,653,579) $(548,155)  $(48,135)
Distributions...........
                         =======================================================================================================
Year Ended
October 31, 2005
     From net investment
     income.............. $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
                          -------------------------------------------------------------------------------------------------------
Total Dividends and       $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
Distributions............
                          =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                   Partners LargeCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,492,164        $ 7,069,031
Net realized gain (loss) from investment transactions and foreign currency transactions......         23,568,150         35,180,865
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         47,629,951         12,559,932
                              Net Increase (Decrease) in Net Assets Resulting from Operations         75,690,265         54,809,828

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,838,845)        (5,990,472)
From net realized gain on investments and foreign currency transactions......................        (34,388,534)       (34,052,662)
                                                            Total Dividends and Distributions        (40,227,379)       (40,043,134)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         42,875,273        199,775,242
                                                      Total increase (decrease) in net assets         78,338,159        214,541,936

Net Assets
Beginning of period..........................................................................        807,713,718        593,171,782
End of period (including undistributed net investment income as set forth below).............      $ 886,051,877      $ 807,713,718
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,684,925        $ 4,031,606



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $4,840,750  $4,606,068  $1,407,125 $6,951,802  $1,690,518 $18,084,942$36,967,849  $2,033,003 $2,495,291
     Reinvested.............  1,185,114   1,285,465      10,409  2,267,315     962,517  3,217,754  28,746,037   2,060,013    438,294
     Redeemed............... (1,966,139)(5,290,148)   (310,150) (6,681,819)(1,748,079) (5,566,965)(49,478,148)(3,868,146)(1,465,399)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $4,059,725    $601,385  $1,107,384 $2,537,298    $904,956 $15,735,731$16,235,738    $224,870 $1,468,186
                             =======================================================================================================
Shares:
     Sold...................    464,814     440,568     136,540    658,780     160,570  1,756,153   3,494,153     193,964    238,526
     Reinvested.............    114,858     125,347       1,006    218,153      92,818    317,513   2,764,086     199,135     42,265
     Redeemed...............  (187,084)   (510,374)    (29,098)  (632,294)   (166,044)  (540,126) (4,719,707)   (368,800)  (139,167)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    392,588      55,541     108,448    244,639      87,344  1,533,540   1,538,532      24,299    141,624
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $7,501,360 $11,759,213    $264,989 $4,539,074  $1,243,708 $30,358,460$109,769,814$10,320,311 $7,066,453
     Issued in acquisitions.          -           -           - 51,186,768  22,574,163          -           -           -          -
     Reinvested.............  1,520,729   1,477,549           -          -           -  3,104,189  31,286,682   2,252,061    398,324
     Redeemed............... (7,400,495)(6,822,393)     (3,351) (4,211,041)(1,091,143) (8,234,114)(58,724,797)(5,585,533)(4,775,738)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,621,594  $6,414,369    $261,638 $51,514,801$22,726,728 $25,228,535$82,331,699  $6,986,839 $2,689,039
                             =======================================================================================================
Shares:
     Sold...................    735,142   1,166,839      25,303    435,508     119,176  3,029,562  10,630,380   1,032,330    693,646
     Issued in acquisitions.          -           -           -  5,013,615   2,211,078          -           -           -          -
     Reinvested.............    150,643     146,961           -          -           -    312,469   3,083,968     222,656     39,266
     Redeemed...............  (729,488)   (673,235)       (330)  (404,091)   (104,586)  (820,719) (5,732,064)   (545,961)  (474,784)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    156,297     640,565      24,973  5,045,032   2,225,668  2,521,312   7,982,284     709,025    258,128
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(87,239)   $(43,166)       $(26) $(103,657)          $- $(130,812) $(5,157,299) $(268,997)  $(47,649)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (1,097,875)(1,242,299)    (10,813) (2,210,900)  (969,014) (3,087,141)(23,588,831)(1,791,016)  (390,645)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and        $(1,185,114)$(1,285,465)  $(10,839)$(2,314,557)$(969,014) $(3,217,953)$(28,746,130)$(2,060,013)$(438,294)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(228,471)  $(209,034)       $(88)         $-          $- $(451,050) $(4,714,410) $(329,983)  $(57,436)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (1,292,258)(1,268,515)       (561)          -       - (2,656,090)(26,572,272)(1,922,078)  (340,888)
                             -----------------------------------------------------------------------------------------------------
Total Dividends and          $(1,520,729)$(1,477,549)     $(649)         $-      $- $(3,107,140)$(31,286,682)$(2,252,061)$(398,324)
Distributions...............
                             =====================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                  Partners LargeCap Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 693,854          $ 506,149
Net realized gain (loss) from investment transactions and foreign currency transactions......          6,993,133          3,816,437
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         10,662,102          3,012,339
                              Net Increase (Decrease) in Net Assets Resulting from Operations         18,349,089          7,334,925

Dividends and Distributions to Shareholders
From net investment income...................................................................           (608,487)          (250,214)
From net realized gain on investments and foreign currency transactions......................           (736,539)          (155,099)
                                                            Total Dividends and Distributions         (1,345,026)          (405,313)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          1,587,929        153,683,697
                                                      Total increase (decrease) in net assets         18,591,992        160,613,309

Net Assets
Beginning of period..........................................................................        192,274,255         31,660,946
End of period (including undistributed net investment income as set forth below).............      $ 210,866,247      $ 192,274,255
Undistributed (overdistributed) net investment income (operating loss).......................          $ 424,561          $ 339,194


                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $900,706    $802,825    $734,385 $8,457,161    $836,678 $8,328,922          $-    $811,244   $560,107
     Reinvested.............      8,902      22,665       1,086    929,201      82,281    226,700           -      40,253     18,432
     Redeemed...............  (109,387) (1,094,257)   (202,631) (11,666,708)(4,322,273) (2,955,724)         -   (628,624)  (194,015)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $800,221  $(268,767)    $532,840 $(2,280,346)$(3,403,314)$5,599,898         $-    $222,873   $384,524
                             =======================================================================================================
Shares:
     Sold...................    100,613      90,212      82,691    957,981      92,734    950,410           -      90,948     62,620
     Reinvested.............      1,021       2,607         125    106,796       9,425     26,290           -       4,609      2,116
     Redeemed...............   (12,323)   (122,759)    (23,311) (1,322,527)  (487,693)  (337,621)           -    (70,610)   (21,736)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     89,311    (29,940)      59,505  (257,750)   (385,534)    639,079           -      24,947     43,000
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,340,383  $1,888,662     $10,500 $5,278,819    $640,144 $10,880,192         $-  $1,620,444 $1,898,691
     Issued in acquisitions.          -           -           - 125,959,529 23,564,254          -           -           -          -
     Reinvested.............     16,353      31,518           -          -           -    321,075           -      30,744      4,208
     Redeemed............... (1,699,883)  (819,549)           - (8,047,302)(3,229,598) (4,555,771)          -   (951,887)  (497,829)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(343,147)  $1,100,631     $10,500 $123,191,04$20,974,800 $6,645,496          $-    $699,301 $1,405,070
                             =======================================================================================================
Shares:
     Sold...................    160,915     231,380       1,356    629,801      76,556  1,341,964           -     199,209    234,310
     Issued in acquisitions.          -           -           - 15,495,697   2,898,901          -           -           -          -
     Reinvested.............      1,986       3,837           -          -           -     39,430           -       3,722        511
     Redeemed...............  (202,989)   (100,599)           -  (961,677)   (385,279)  (563,252)           -   (114,790)   (61,150)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (40,088)     134,618       1,356 15,163,821   2,590,178    818,142           -      88,141    173,671
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(4,724)    $(8,938)      $(262) $(463,081)          $-  $(93,128)       $(95)   $(26,786)  $(11,473)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (4,178)    (13,727)       (878)  (480,894)    (82,715)  (133,685)        (36)    (13,467)    (6,959)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $(8,902)   $(22,665)    $(1,140) $(943,975)   $(82,715) $(226,813)      $(131)   $(40,253)  $(18,432)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(10,060)   $(20,411)       $(72)         $-          $- $(198,151)       $(69)   $(18,769)   $(2,682)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (6,293)    (11,107)        (48)          -           -  (123,980)        (41)    (11,975)    (1,655)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(16,353)   $(31,518)      $(120)         $-          $- $(322,131)      $(110)   $(30,744)   $(4,337)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                Partners LargeCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,091,520        $ 2,907,409
Net realized gain (loss) from investment transactions and foreign currency transactions......         50,153,834         43,189,905
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        (10,605,125)        44,444,279
                              Net Increase (Decrease) in Net Assets Resulting from Operations         43,640,229         90,541,593

Dividends and Distributions to Shareholders
From net investment income...................................................................                  -         (4,003,726)
From net realized gain on investments and foreign currency transactions......................        (36,359,979)                 -
                                                            Total Dividends and Distributions        (36,359,979)        (4,003,726)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         16,416,601        142,489,028
Redemption fees - Class J....................................................................                  -                304
                                                      Total increase (decrease) in net assets         23,696,851        229,027,199

Net Assets
Beginning of period..........................................................................        955,390,554        726,363,355
End of period (including undistributed net investment income as set forth below).............      $ 979,087,405      $ 955,390,554
Undistributed (overdistributed) net investment income (operating loss).......................        $ 4,091,520                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $4,421,922  $3,366,310    $433,473 $4,832,890    $874,835 $7,490,747 $34,383,391  $6,642,671 $5,306,843
     Reinvested.............  1,091,270     861,998      14,106  1,815,313     555,338  1,153,247  29,406,414   1,132,067    303,725
     Redeemed............... (7,638,499)(6,437,189)    (29,054) (5,811,101)(1,841,491) (2,963,683)(53,693,131)(3,903,658) (5,352,153
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(2,125,307)$(2,208,881)   $418,525   $837,102  $(411,318) $5,680,311 $10,096,674  $3,871,080  $258,415
                             =======================================================================================================
Shares:
     Sold...................    538,230     417,187      52,312    584,114     105,856    957,831   4,108,713     801,219    664,328
     Reinvested.............    132,115     107,081       1,706    218,449      67,070    147,286   3,525,949     136,723     37,040
     Redeemed...............  (941,538)   (808,770)     (3,525)  (701,665)   (223,925)  (379,476) (6,467,731)   (472,260)  (650,755)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  (271,193)   (284,502)      50,493    100,898    (50,999)    725,641   1,166,931     465,682     50,613
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $6,415,416  $5,470,564    $295,584 $2,753,569    $552,152 $11,187,877$150,588,664 $5,949,056 $2,351,772
     Issued in acquisitions.          -           -           - 47,917,785  15,306,782          -           -           -          -
     Reinvested.............    158,706     103,320           -          -           -     94,401   3,480,309     145,261     21,495
     Redeemed............... (8,965,227)(5,623,636)    (54,403) (3,291,697)(1,552,223) (3,386,860)(78,014,341)(6,165,151)(3,250,147)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(2,391,105) $(49,752)    $241,181 $47,379,657$14,306,711 $7,895,418 $76,054,632   $(70,834) $(876,880)
                             =======================================================================================================
Shares:
     Sold...................    823,998     726,320      38,050    345,172      68,802  1,522,274  19,314,275     787,649    305,028
     Issued in acquisitions.          -           -           -  6,098,950   1,948,243          -           -           -          -
     Reinvested.............     20,347      13,559           -          -           -     12,705     444,484      18,647      2,777
     Redeemed............... (1,163,602)  (747,301)     (6,905)  (409,889)   (192,755)  (460,407) (9,980,670)   (800,989)  (441,357)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  (319,257)     (7,422)      31,145  6,034,233   1,824,290  1,074,572   9,778,089       5,307  (133,552)
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(1,091,270)$(861,998)  $(14,526) $(1,838,648)$(557,674)$(1,153,657)$(29,406,414)$(1,132,067)$(303,725)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(1,091,270)$(861,998)  $(14,526) $(1,838,648)$(557,674)$(1,153,657)$(29,406,414)$(1,132,067)$(303,725)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(158,706)  $(103,320)       $(48)         $-          $-  $(94,587) $(3,480,309) $(145,261)  $(21,495)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(158,706)  $(103,320)       $(48)         $-          $-  $(94,587) $(3,480,309) $(145,261)  $(21,495)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                 Partners LargeCap Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (364,938)         $ 396,837
Net realized gain (loss) from investment transactions and foreign currency transactions......         43,579,988         10,479,456
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          8,742,203         34,709,737
                              Net Increase (Decrease) in Net Assets Resulting from Operations         51,957,253         45,586,030

Dividends and Distributions to Shareholders
From net investment income...................................................................           (689,961)          (797,869)
From net realized gain on investments and foreign currency transactions......................         (8,923,735)        (3,789,120)
                                                            Total Dividends and Distributions         (9,613,696)        (4,586,989)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         53,036,112        533,716,550
                                                      Total increase (decrease) in net assets         95,379,669        574,715,591

Net Assets
Beginning of period..........................................................................        784,589,553        209,873,962
End of period (including undistributed net investment income as set forth below).............      $ 879,969,222      $ 784,589,553
Undistributed (overdistributed) net investment income (operating loss).......................         $ (590,345)         $ 651,588



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,551,329  $1,143,758    $375,316   $313,295  $2,057,814 $81,385,207 $1,681,446  $5,641,472
     Reinvested.............     94,805     162,618       1,717      2,005     126,335  8,765,170     228,208     232,552
     Redeemed............... (2,087,288)(1,262,155)   (124,110)   (40,426)   (970,976)(40,794,884)(2,643,781) (2,803,315)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(441,154)     $44,221    $252,923   $274,874  $1,213,173 $49,355,493 $(734,127)  $3,070,709
                             =============================================================================================
Shares:
     Sold...................    185,973     139,476      44,046     36,730     253,694  9,478,131     198,045     699,803
     Reinvested.............     11,368      19,664         202        235      15,597  1,021,917      26,943      27,586
     Redeemed...............  (249,094)   (152,131)    (14,529)    (4,710)   (119,961) (4,746,288)  (312,241)   (332,261)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (51,753)       7,009      29,719     32,255     149,330  5,753,760    (87,253)     395,128
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,295,750 $10,000,309    $168,129   $142,023  $4,206,153 $533,473,611$8,523,061 $18,422,395
     Reinvested.............    128,394     209,212           -          -     161,818  3,680,012     304,465     102,897
     Redeemed............... (1,792,268)(4,799,939)     (8,151)      (514) (1,795,031)(31,425,596)(4,555,666) (4,724,514)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,631,876  $5,409,582    $159,978   $141,509  $2,572,940 $505,728,027$4,271,860 $13,800,778
                             =============================================================================================
Shares:
     Sold...................    425,486   1,298,148      21,211     17,372     552,435 68,994,573   1,077,009   2,323,534
     Reinvested.............     16,351      26,818           -          -      21,175    457,376      38,323      13,002
     Redeemed...............  (227,382)   (615,916)     (1,008)       (63)   (236,857) (3,898,362)  (573,364)   (597,942)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    214,455     709,050      20,203     17,309     336,753 65,553,587     541,968   1,738,594
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $-         $-          $- $(689,961)          $-          $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (94,805)   (162,618)     (1,834)    (2,117)   (126,392) (8,075,209)  (228,208)   (232,552)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(94,805)  $(162,618)    $(1,834)   $(2,117)  $(126,392) $(8,765,170)$(228,208)  $(232,552)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(19,925)   $(29,526)       $(27)         $-   $(24,629) $(656,840)   $(50,551)   $(16,371)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (108,469)   (179,686)       (164)          -   (137,189) (3,023,172)  (253,914)    (86,526)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(128,394)  $(209,212)      $(191)         $-  $(161,818) $(3,680,012)$(304,465)  $(102,897)
Distributions...............
                             =============================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                  Partners LargeCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 16,026,297       $ 22,954,189
Net realized gain (loss) from investment transactions and foreign currency transactions......         70,030,400         66,120,628
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        146,613,448         33,666,283
                              Net Increase (Decrease) in Net Assets Resulting from Operations        232,670,145        122,741,100

Dividends and Distributions to Shareholders
From net investment income...................................................................        (22,752,144)       (19,530,352)
From net realized gain on investments and foreign currency transactions......................        (66,098,505)       (11,048,831)
                                                            Total Dividends and Distributions        (88,850,649)       (30,579,183)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        280,956,442        302,889,844
                                                      Total increase (decrease) in net assets        424,775,938        395,051,761

Net Assets
Beginning of period..........................................................................      1,733,736,749      1,338,684,988
End of period (including undistributed net investment income as set forth below).............    $ 2,158,512,687    $ 1,733,736,749
Undistributed (overdistributed) net investment income (operating loss).......................       $ 10,334,013       $ 17,059,860



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $16,825,712 $6,084,146  $4,883,228 $6,739,294  $1,322,285 $13,228,018$197,448,021$18,253,716 $7,060,929
     Reinvested.............  2,639,881   1,954,208      59,339  2,354,113     749,153  3,131,299  72,996,860   3,737,955  1,153,212
     Redeemed............... (4,866,753)(3,229,708)   (436,824) (5,987,014)(1,807,184)(6,150,297)(44,647,713)(10,426,482)(2,112,952)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $14,598,840 $4,808,646  $4,505,743 $3,106,393    $264,254 $10,209,020$225,797,168$11,565,189 $6,101,189
                             =======================================================================================================
Shares:
     Sold...................  1,195,547     441,899     349,318    484,759      95,045    960,109  14,172,497   1,303,706    507,447
     Reinvested.............    190,965     145,468       4,396    173,094      55,166    233,247   5,369,488     275,177     85,278
     Redeemed...............  (343,596)   (234,455)    (31,225)  (428,651)   (130,031)  (446,510) (3,211,023)   (745,973)  (152,242)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,042,916     352,912     322,489    229,202      20,180    746,846  16,330,962     832,910    440,483
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $32,558,922$17,254,447    $431,591 $5,200,063    $974,492 $33,720,096$342,559,910$25,449,330 $13,834,88
     Issued in acquisitions.          -           -           - 51,978,749  20,768,465          -           -           -          -
     Reinvested.............    750,907     761,713           -          -           -    969,947  26,693,482   1,083,315    318,509
     Redeemed...............(12,149,742)(9,824,340)   (51,114) (3,526,408)(1,245,127) (9,340,669)(222,621,339)(8,544,335)(5,115,909)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $21,160,087 $8,191,820    $380,477 $53,652,404$20,497,830 $25,349,374$146,632,053$17,988,310 $9,037,489
                             =======================================================================================================
Shares:
     Sold...................  2,377,234   1,304,003      32,312    380,607      71,252  2,546,545  25,443,416   1,905,958  1,043,361
     Issued in acquisitions.          -           -           -  3,859,600   1,542,129          -           -           -          -
     Reinvested.............     55,353      57,621           -          -           -     73,427   2,005,505      81,330     24,004
     Redeemed...............  (884,725)   (742,111)     (3,741)  (257,151)    (91,017)  (702,533) (16,603,751)  (634,048)  (385,368)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,547,862     619,513      28,571  3,983,056   1,522,364  1,917,439  10,845,170   1,353,240    681,997
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(471,068)  $(279,885)    $(7,255) $(376,236)          $- $(458,787) $(20,052,671)$(863,025) $(243,217)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (2,168,813)(1,674,323)    (52,532) (2,043,662)  (756,783) (2,672,999)(52,944,468)(2,874,930)  (909,995)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and        $(2,639,881)$(1,954,208)$(59,787) $(2,419,898)$(756,783)$(3,131,786)$(72,997,139)$(3,737,955)$(1,153,212)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(475,969)  $(481,457)      $(134)         $-          $- $(617,270) $(17,063,615)$(691,262) $(200,645)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (274,938)   (280,256)        (81)          -           -  (353,772) (9,629,867)   (392,053)  (117,864)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(750,907)  $(761,713)      $(215)         $-          $- $(971,042)$(26,693,482)$(1,083,315)$(318,509)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                   Partners MidCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (203,126)      $ (1,505,172)
Net realized gain (loss) from investment transactions and foreign currency transactions......         21,574,335          5,622,546
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         53,295,496         21,505,782
                              Net Increase (Decrease) in Net Assets Resulting from Operations         74,666,705         25,623,156

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (3,001,206)                 -
                                                            Total Dividends and Distributions         (3,001,206)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         58,033,751        301,501,261
Redemption fees - Class J....................................................................                  -              1,084
                                                      Total increase (decrease) in net assets        129,699,250        327,125,501

Net Assets
Beginning of period..........................................................................        371,631,375         44,505,874
End of period (including undistributed net investment income as set forth below).............      $ 501,330,625      $ 371,631,375
Undistributed (overdistributed) net investment income (operating loss).......................         $ (203,126)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $9,469,194  $3,035,101    $379,157 $4,781,018    $919,055 $5,723,813 $35,674,781 $16,873,295 $20,380,61
     Reinvested.............    130,055      74,712       1,514    191,772      79,331    181,709   2,115,590     171,300     50,163
     Redeemed............... (1,365,037)(1,131,223)    (91,014) (3,135,534)  (971,365) (2,126,488)(28,825,804)(1,684,402)(2,867,554)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $8,234,212  $1,978,590    $289,657 $1,837,256     $27,021 $3,779,034  $8,964,567 $15,360,193 $17,563,22
                             =======================================================================================================
Shares:
     Sold...................    924,026     302,856      38,898    483,842      93,712    607,485   3,605,843   1,719,720  2,075,324
     Reinvested.............     13,477       7,931         162     20,379       8,458     20,123     224,109      17,660      5,225
     Redeemed...............  (136,819)   (115,478)     (9,526)  (322,216)   (100,106)  (225,200) (2,887,043)   (165,442)  (286,317)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    800,684     195,309      29,534    182,005       2,064    402,408     942,909   1,571,938  1,794,232
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $4,554,182  $4,863,437    $163,656 $1,715,116    $341,830 $7,605,852 $276,408,005 $2,848,649   $277,405
     Issued in acquisitions.          -           -           - 24,938,033  10,350,619          -           -           -          -
     Redeemed............... (3,180,200)(3,264,493)     (6,763) (2,140,036)  (691,655) (3,883,177)(16,988,101)(2,204,909)  (206,189)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,373,982  $1,598,944    $156,893 $24,513,113$10,000,794 $3,722,675 $259,419,904   $643,740    $71,216
                             =======================================================================================================
Shares:
     Sold...................    526,987     584,318      18,715    196,481      39,322    954,857  33,263,676     331,881     32,779
     Issued in acquisitions.          -           -           -  2,969,413   1,232,463          -           -           -          -
     Redeemed...............  (370,640)   (394,175)       (782)  (245,163)    (79,420)  (487,405) (1,959,249)   (259,360)   (23,909)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    156,347     190,143      17,933  2,920,731   1,192,365    467,452  31,304,427      72,521      8,870
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(130,055)   $(74,712)    $(1,604) $(196,076)   $(79,861) $(181,756) $(2,115,590) $(171,300)  $(50,252)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(130,055)   $(74,712)    $(1,604) $(196,076)   $(79,861) $(181,756) $(2,115,590) $(171,300)  $(50,252)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                  Partners MidCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ (71,013)        $ (609,577)
Net realized gain (loss) from investment transactions and foreign currency transactions......         19,254,738         17,253,022
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         20,679,724         16,538,766
                              Net Increase (Decrease) in Net Assets Resulting from Operations         39,863,449         33,182,211

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (15,486,068)                 -
                                                            Total Dividends and Distributions        (15,486,068)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         21,898,027         90,691,225
                                                      Total increase (decrease) in net assets         46,275,408        123,873,436

Net Assets
Beginning of period..........................................................................        253,904,338        130,030,902
End of period (including undistributed net investment income as set forth below).............      $ 300,179,746      $ 253,904,338
Undistributed (overdistributed) net investment income (operating loss).......................          $ (71,013)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A   InstitutionaPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,808,159    $670,373    $114,785 $1,587,129 $11,291,178 $1,534,992    $812,053
     Reinvested.............    103,224      32,162       7,406     26,109  15,221,619     72,945      18,453
     Redeemed...............  (477,749)    (68,929)    (27,465)  (122,135) (10,422,976) (244,553)    (38,753)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,433,634    $633,606     $94,726 $1,491,103 $16,089,821 $1,363,384    $791,753
                             =================================================================================
Shares:
     Sold...................    146,533      52,777       9,068    126,787     902,302    121,377      65,273
     Reinvested.............      8,616       2,694         619      2,167   1,259,025      6,048       1,537
     Redeemed...............   (38,913)     (5,609)     (2,129)    (9,611)   (827,442)   (19,235)     (2,959)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    116,236      49,862       7,558    119,343   1,333,885    108,190      63,851
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $460,308    $646,351    $130,286   $366,039 $107,317,482  $925,196    $313,913
     Redeemed...............  (128,627)   (448,273)     (1,060)    (2,888) (18,658,363) (187,695)    (41,444)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $331,681    $198,078    $129,226   $363,151 $88,659,119   $737,501    $272,469
                             =================================================================================
Shares:
     Sold...................     41,427      60,647      11,151     30,976  10,037,412     87,096      29,208
     Redeemed...............   (11,654)    (39,964)        (92)      (247) (1,646,646)   (17,322)     (3,674)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     29,773      20,683      11,059     30,729   8,390,766     69,774      25,534
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(103,927)   $(32,865)    $(8,113)  $(26,739) $(15,221,619)$(73,649)   $(19,156)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(103,927)   $(32,865)    $(8,113)  $(26,739) $(15,221,619)$(73,649)   $(19,156)
Distributions...............
                             =================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                    Partners MidCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,430,618          $ 276,238
Net realized gain (loss) from investment transactions and foreign currency transactions......         30,814,224         48,738,150
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         40,352,864          1,143,606
                              Net Increase (Decrease) in Net Assets Resulting from Operations         72,597,706         50,157,994

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,259,599)                 -
From net realized gain on investments and foreign currency transactions......................        (48,436,187)       (20,373,382)
                                                            Total Dividends and Distributions        (49,695,786)       (20,373,382)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        112,462,739        242,553,219
                                                      Total increase (decrease) in net assets        135,364,659        272,337,831

Net Assets
Beginning of period..........................................................................        538,876,944        266,539,113
End of period (including undistributed net investment income as set forth below).............      $ 674,241,603      $ 538,876,944
Undistributed (overdistributed) net investment income (operating loss).......................          $ 447,257          $ 276,238



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $8,744,623  $3,465,141    $913,212 $5,005,727    $694,292 $12,881,669$58,004,816  $4,089,449 $3,358,210
     Reinvested.............  1,835,090   1,757,885      19,348    246,739      55,310  7,124,113  35,791,251   1,796,637  1,026,307
     Redeemed............... (2,954,928)(2,846,937)    (94,110)  (492,274)   (105,771) (7,253,405)(15,574,289)(4,499,367)  (525,999)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,624,785  $2,376,089    $838,450 $4,760,192    $643,831 $12,752,377$78,221,778  $1,386,719 $3,858,518
                             =======================================================================================================
Shares:
     Sold...................    576,860     235,364      59,833    326,552      45,207    880,482   3,755,880     267,967    223,174
     Reinvested.............    125,177     122,929       1,314     16,649       3,745    503,471   2,407,685     122,224     70,247
     Redeemed...............  (194,007)   (191,727)     (6,336)   (32,254)     (6,998)  (496,252) (1,013,636)   (295,629)   (35,128)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    508,030     166,566      54,811    310,947      41,954    887,701   5,149,929      94,562    258,293
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $13,597,074$13,777,613    $147,665 $2,263,562    $474,916 $45,842,636$157,066,184$17,667,027 $11,688,30
     Reinvested.............    456,915     553,848           -          -           -  2,611,239  16,230,251     420,508     86,492
     Redeemed............... (1,678,454)(1,860,266)       (976)   (22,329)    (38,052) (9,163,158)(21,864,999)(3,713,075)(1,989,703)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $12,375,535$12,471,195    $146,689 $2,241,233    $436,864 $39,290,717$151,431,436$14,374,460 $9,785,090
                             =======================================================================================================
Shares:
     Sold...................    925,149     968,510       9,735    147,013      30,965  3,241,294  10,666,178   1,205,192    811,724
     Reinvested.............     32,754      40,545           -          -           -    192,854   1,155,178      30,166      6,231
     Redeemed...............  (113,271)   (129,055)        (67)    (1,408)     (2,587)  (643,502) (1,473,758)   (249,818)  (135,371)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    844,632     880,000       9,668    145,605      28,378  2,790,646  10,347,598     985,540    682,584
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $-         $-          $-         $- $(1,251,019)   $(8,580)         $-
     From net realized gain
     on investments and
     foreign currency
     transactions........... (1,835,090)(1,757,885)    (20,304)  (268,477)   (56,242) (7,141,147)(34,541,568)(1,788,057) (1,027,417)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and         $(1,835,090)$(1,757,885)  $(20,304) $(268,477)$(56,242)$(7,141,147)$(35,792,587)$(1,796,637)$(1,027,417)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(456,915)  $(553,848)      $(702)         $-         $- $(2,623,851)$(16,230,251)$(420,508)  $(87,307)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(456,915)  $(553,848)      $(702)         $-         $- $(2,623,851)$(16,230,251)$(420,508)  $(87,307)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                Partners SmallCap Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ (2,111,430)      $ (3,078,007)
Net realized gain (loss) from investment transactions and foreign currency transactions......         21,962,814         28,468,489
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         79,319,249         20,122,527
                              Net Increase (Decrease) in Net Assets Resulting from Operations         99,170,633         45,513,009

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (25,315,900)        (8,154,974)
                                                            Total Dividends and Distributions        (25,315,900)        (8,154,974)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        155,025,533        119,033,610
                                                      Total increase (decrease) in net assets        228,880,266        156,391,645

Net Assets
Beginning of period..........................................................................        451,296,578        294,904,933
End of period (including undistributed net investment income as set forth below).............      $ 680,176,844      $ 451,296,578
Undistributed (overdistributed) net investment income (operating loss).......................       $ (2,111,430)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $4,113,298  $1,881,316    $745,543 $2,798,314    $629,697 $5,242,982 $111,044,837$16,055,502 $2,091,660
     Reinvested.............    591,750     583,041      13,846    713,311     360,289    598,199  21,184,279   1,098,420    163,167
     Redeemed............... (2,321,411)(1,332,078)    (48,516) (1,488,682)  (558,954)  (943,548) (4,692,882) (1,936,559) (1,561,288
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,383,637  $1,132,279    $710,873 $2,022,943    $431,032 $4,897,633 $127,536,234$15,217,363   $693,539
                             =======================================================================================================
Shares:
     Sold...................    447,921     204,726      79,431    294,462      66,597    601,753  11,527,666   1,696,508    233,183
     Reinvested.............     67,092      67,326       1,542     79,081      40,077     71,986   2,338,220     122,728     18,394
     Redeemed...............  (258,594)   (147,628)     (5,157)  (157,546)    (59,985)  (108,744)   (502,950)   (206,722)  (166,296)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    256,419     124,424      75,816    215,997      46,689    564,995  13,362,936   1,612,514     85,281
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $4,906,278  $4,380,391     $56,268 $1,438,756    $387,092 $4,053,371 $151,482,390 $4,683,851   $983,695
     Issued in acquisitions.          -           -           - 14,882,859   7,254,787          -           -           -          -
     Reinvested.............    205,305     199,083           -          -           -    176,872   7,296,867     230,736     45,831
     Redeemed............... (2,352,863)(1,904,907)        (12) (3,360,587)(1,002,941) (1,276,397)(69,448,404)(3,199,586)(1,085,125)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,758,720  $2,674,567     $56,256 $12,961,028 $6,638,938 $2,953,846 $89,330,853  $1,715,001  $(55,599)
                             =======================================================================================================
Shares:
     Sold...................    585,749     525,225       6,467    159,795      43,278    497,285  18,349,976     548,185    117,215
     Issued in acquisitions.          -           -           -  1,705,329     831,278          -           -           -          -
     Reinvested.............     24,558      24,219           -          -           -     22,304     856,440      27,306      5,463
     Redeemed...............  (280,331)   (229,550)         (1)  (380,845)   (113,401)  (160,203) (8,237,366)   (373,162)  (130,523)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    329,976     319,894       6,466  1,484,279     761,155    359,386  10,969,050     202,329    (7,845)
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(591,750)  $(583,041)   $(14,439) $(719,584)  $(363,021) $(598,199)$(21,184,279)$(1,098,420)$(163,167)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(591,750)  $(583,041)   $(14,439) $(719,584)  $(363,021) $(598,199)$(21,184,279)$(1,098,420)$(163,167)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(205,305)  $(199,083)      $(271)         $-          $- $(176,881) $(7,296,867) $(230,736)  $(45,831)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(205,305)  $(199,083)      $(271)         $-          $- $(176,881) $(7,296,867) $(230,736)  $(45,831)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                    Preferred Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 11,844,110       $ 15,458,918
Net realized gain (loss) from investment transactions and foreign currency transactions......           (287,336)        (1,046,854)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        (12,392,372)       (10,724,701)
                              Net Increase (Decrease) in Net Assets Resulting from Operations           (835,598)         3,687,363

Dividends and Distributions to Shareholders
From net investment income...................................................................        (10,671,652)       (23,146,412)
                                                            Total Dividends and Distributions        (10,671,652)       (23,146,412)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        144,943,529        157,685,733
                                                      Total increase (decrease) in net assets        133,436,279        138,226,684

Net Assets
Beginning of period..........................................................................        357,126,677        218,899,993
End of period (including undistributed net investment income as set forth below).............      $ 490,562,956      $ 357,126,677
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,622,543        $ 1,542,993



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J  InstitutionaL   Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $598,853        $528    $140,963 $4,092,823  $3,279,857 $141,915,295        $-          $-
     Reinvested.............      7,488         118       2,210     87,796     488,716 10,066,899           -           -
     Redeemed...............   (22,099)         (6)    (47,054)  (994,439) (4,202,259) (10,472,160)         -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $584,242        $640     $96,119 $3,186,180  $(433,686) $141,510,034        $-          $-
                             =============================================================================================
Shares:
     Sold...................     56,993          49      13,358    385,602     312,301 13,375,531           -           -
     Reinvested.............        712          11         210      8,308      46,759    954,828           -           -
     Redeemed...............    (2,106)           -     (4,542)   (93,461)   (400,912)  (987,591)           -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     55,599          60       9,026    300,449    (41,852) 13,342,768           -           -
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................         $-      $5,182     $10,140 $2,315,704 $14,578,879 $186,057,631        $-          $-
     Reinvested.............          -          65           -     18,244   1,662,574 21,420,272           -           -
     Redeemed...............          -         (3)           -  (116,168) (7,171,185) (61,095,602)         -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....         $-      $5,244     $10,140 $2,217,780  $9,070,268 $146,382,301        $-          $-
                             =============================================================================================
Shares:
     Sold...................          -         406         895    214,208   1,340,652 17,039,844           -           -
     Reinvested.............          -           6           -      1,700     154,628  1,977,249           -           -
     Redeemed...............          -           -           -   (10,718)   (664,601) (5,588,107)          -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....          -         412         895    205,190     830,679 13,428,986           -           -
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(7,707)      $(328)    $(2,405)  $(99,027)  $(494,822) $(10,066,899)   $(235)      $(229)
                             ---------------------------------------------------------------------------------------------
Total Dividends and            $(7,707)      $(328)    $(2,405)  $(99,027)  $(494,822) $(10,066,899)   $(235)      $(229)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................     $(869)      $(919)      $(803)  $(21,873) $(1,699,896)$(21,420,272)   $(895)      $(885)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(869)      $(919)      $(803)  $(21,873) $(1,699,896)$(21,420,272)   $(895)      $(885)
Distributions...............
                             =============================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                   Principal LifeTime 2010 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 12,895,875       $ 12,842,252
Net realized gain (loss) from investment transactions and foreign currency transactions......          5,595,272          4,152,746
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         25,767,037         11,228,868
                              Net Increase (Decrease) in Net Assets Resulting from Operations         44,258,184         28,223,866

Dividends and Distributions to Shareholders
From net investment income...................................................................        (14,812,871)        (7,200,905)
From net realized gain on investments and foreign currency transactions......................         (4,163,301)        (2,977,300)
                                                            Total Dividends and Distributions        (18,976,172)       (10,178,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        195,999,342        264,660,213
Redemption fees - Class J....................................................................                  -                667
                                                      Total increase (decrease) in net assets        221,281,354        282,706,541

Net Assets
Beginning of period..........................................................................        595,272,736        312,566,195
End of period (including undistributed net investment income as set forth below).............      $ 816,554,090      $ 595,272,736
Undistributed (overdistributed) net investment income (operating loss).......................        $ 5,182,669        $ 7,485,578



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $12,708,961$11,614,094  $3,326,433 $6,532,033 $46,586,426 $92,276,288$25,722,274  $5,325,537
     Reinvested.............    623,394     498,776      58,195     81,337   2,951,319 13,336,690   1,053,971     371,625
     Redeemed............... (1,891,350)(4,167,674)   (608,492)  (323,087) (8,868,635) (4,106,066)(5,440,393) (1,662,314)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $11,441,005 $7,945,196  $2,776,136 $6,290,283 $40,669,110 $101,506,912$21,335,852  $4,034,848
                             =============================================================================================
Shares:
     Sold...................  1,030,978     946,463     269,016    525,082   3,763,506  7,425,876   2,074,860     430,644
     Reinvested.............     51,425      41,206       4,784      6,642     242,808  1,094,347      86,703      30,626
     Redeemed...............  (153,152)   (339,684)    (49,135)   (25,907)   (716,279)  (330,592)   (439,277)   (133,526)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    929,251     647,985     224,665    505,817   3,290,035  8,189,631   1,722,286     327,744
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $14,154,500$17,239,256  $1,351,045 $3,139,200 $52,701,997$179,042,605$19,016,862 $13,457,297
     Reinvested.............    247,886     284,277           -          -   1,911,151  7,387,051     299,862      46,515
     Redeemed............... (4,489,005)(5,490,990)    (10,313)   (44,319) (10,964,555)(17,627,833)(3,617,512) (3,374,764)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $9,913,381 $12,032,543  $1,340,732 $3,094,881 $43,648,593 $168,801,82$15,699,212 $10,129,048
                             =============================================================================================
Shares:
     Sold...................  1,189,607   1,455,304     112,280    257,215   4,427,766 14,931,038   1,597,993   1,136,460
     Reinvested.............     21,083      24,218           -          -     162,107    625,388      25,468       3,952
     Redeemed...............  (379,989)   (461,681)       (855)    (3,641)   (920,896) (1,459,754)  (305,741)   (284,367)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    830,701   1,017,841     111,425    253,574   3,668,977 14,096,672   1,317,720     856,045
                             =============================================================================================
Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(473,018)  $(360,979)   $(41,533)  $(56,648) $(2,203,396)$(10,576,941)$(813,992)  $(286,364)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (150,376)   (137,797)    (16,896)   (25,135)   (748,108) (2,759,749)  (239,979)    (85,261)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(623,394)  $(498,776)   $(58,429)  $(81,783) $(2,951,504)$(13,336,690)$(1,053,971) $(371,625)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(178,859)  $(202,811)      $(204)         $- $(1,345,274)$(5,227,823)$(213,032)   $(32,902)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (69,027)    (81,466)        (90)          -   (566,712) (2,159,228)   (86,830)    (13,947)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(247,886)  $(284,277)      $(294)         $- $(1,911,986)$(7,387,051)$(299,862)   $(46,849)
Distributions...............
                             =============================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                   Principal LifeTime 2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 23,196,573       $ 16,778,434
Net realized gain (loss) from investment transactions and foreign currency transactions......         11,944,088          8,532,666
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         67,517,016         31,847,361
                              Net Increase (Decrease) in Net Assets Resulting from Operations        102,657,677         57,158,461

Dividends and Distributions to Shareholders
From net investment income...................................................................        (26,132,125)       (10,481,044)
From net realized gain on investments and foreign currency transactions......................         (8,542,638)        (3,733,153)
                                                            Total Dividends and Distributions        (34,674,763)       (14,214,197)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        409,171,350        492,555,255
                                                      Total increase (decrease) in net assets        477,154,264        535,499,519

Net Assets
Beginning of period..........................................................................        989,579,499        454,079,980
End of period (including undistributed net investment income as set forth below).............    $ 1,466,733,763      $ 989,579,499
Undistributed (overdistributed) net investment income (operating loss).......................        $ 5,400,595        $ 8,336,147



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $27,179,633$21,990,493  $6,630,920 $9,281,746  $2,359,877 $83,878,815$216,148,649$25,207,771$12,587,854
     Reinvested.............  1,134,843     980,211     117,796    117,629      19,002  5,808,253  24,317,761   1,475,723    700,434
     Redeemed............... (3,666,967)(5,026,812)   (279,438)  (483,672)   (114,244)(13,691,741)(2,269,920) (4,323,118)  (910,148)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $24,647,509$17,943,892  $6,469,278 $8,915,703  $2,264,635 $75,995,327$238,196,490$22,360,376$12,378,140
                             =======================================================================================================
Shares:
     Sold...................  2,147,830   1,744,789     523,129    725,775     184,946  6,604,325  16,950,269   1,985,954    993,972
     Reinvested.............     91,620      79,255       9,478      9,404       1,516    468,076   1,954,652     118,905     56,481
     Redeemed...............  (290,132)   (404,386)    (22,017)   (37,536)     (8,961) (1,076,775)  (178,232)   (340,383)   (71,980)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,949,318   1,419,658     510,590    697,643     177,501  5,995,626  18,726,689   1,764,476    978,473
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $24,477,039$23,568,942  $2,845,089 $3,725,537    $993,465 $95,079,551$317,468,479$30,668,670 $20,345,88
     Reinvested.............    306,169     440,521           -          -           -  2,958,960  10,025,895     431,433     48,574
     Redeemed............... (4,854,397)(1,535,257)    (79,307)   (42,891)    (5,117)(16,017,402)(11,082,690)(3,411,656) (3,800,234)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $19,928,811$22,474,206  $2,765,782 $3,682,646    $988,348 $82,021,109$316,411,684$27,688,447$16,594,222
                             =======================================================================================================
Shares:
     Sold...................  2,035,119   1,978,935     235,401    301,192      80,426  7,935,406  26,308,054   2,564,715  1,718,580
     Reinvested.............     25,985      37,451           -          -           -    250,687     847,992      36,553      4,122
     Redeemed...............  (406,406)   (129,439)     (6,483)    (3,489)       (421) (1,338,222)  (901,608)   (282,516)  (319,635)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,654,698   1,886,947     228,918    297,703      80,005  6,847,871  26,254,438   2,318,752  1,403,067
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(829,237)  $(687,405)   $(80,733)  $(78,635)   $(8,287)$(4,183,192)$(18,643,927)$(1,108,245)$(512,464)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (305,606)   (292,806)    (37,063)   (39,388)    (10,848) (1,627,645)(5,673,834)   (367,478)  (187,970)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(1,134,843)$(980,211)  $(117,796) $(118,023)  $(19,135)$(5,810,837)$(24,317,761)$(1,475,723)$(700,434)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(229,033)  $(330,210)      $(200)         $-         $- $(2,176,193)$(7,389,748) $(319,854)  $(35,806)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (77,136)   (110,311)        (76)          -          -  (784,706) (2,636,147)   (111,711)   (13,066)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(306,169)  $(440,521)      $(276)         $-         $- $(2,960,899)$(10,025,895)$(431,565)  $(48,872)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                  Principal LifeTime 2030 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 19,090,568       $ 11,699,327
Net realized gain (loss) from investment transactions and foreign currency transactions......         11,242,903          8,216,004
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         67,151,692         35,469,815
                              Net Increase (Decrease) in Net Assets Resulting from Operations         97,485,163         55,385,146

Dividends and Distributions to Shareholders
From net investment income...................................................................        (20,907,463)        (8,436,301)
From net realized gain on investments and foreign currency transactions......................         (8,185,425)        (3,233,115)
                                                            Total Dividends and Distributions        (29,092,888)       (11,669,416)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        344,325,985        344,467,082
                                                      Total increase (decrease) in net assets        412,718,260        388,182,812

Net Assets
Beginning of period..........................................................................        798,504,985        410,322,173
End of period (including undistributed net investment income as set forth below).............    $ 1,211,223,245      $ 798,504,985
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,578,819        $ 4,395,714



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $20,759,670$14,306,717  $4,198,625 $6,927,039  $1,666,586 $63,844,167$187,190,456$23,568,795 $16,678,97
     Reinvested.............    961,852     861,669      51,149     81,525      15,440  4,900,505  20,116,490   1,204,980    896,398
     Redeemed............... (1,564,696)(4,002,716)   (552,623)  (320,323)   (130,936)(12,098,268)(1,538,226) (2,259,865)(1,437,401)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $20,156,826$11,165,670  $3,697,151 $6,688,241  $1,551,090 $56,646,404$205,768,720$22,513,910 $16,137,97
                             =======================================================================================================
Shares:
     Sold...................  1,658,422   1,141,210     333,543    545,992     131,687  5,067,194  14,859,205   1,866,459  1,315,380
     Reinvested.............     78,330      70,389       4,168      6,602       1,246    399,055   1,637,419      98,022     71,578
     Redeemed...............  (124,217)   (322,293)    (44,095)   (25,131)    (10,294)  (960,075)   (121,392)   (179,349)  (111,469)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,612,535     889,306     293,616    527,463     122,639  4,506,174  16,375,232   1,785,132  1,275,489
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $23,841,162$22,226,943  $1,399,213 $2,610,663    $797,959 $68,215,399$223,960,025$21,514,874 $19,832,22
     Reinvested.............    144,967     339,201           -          -           -  2,616,057   8,035,734     342,212    187,259
     Redeemed............... (2,893,669)(3,880,172)    (46,233)   (32,407)       (674)(17,822,025)(19,289,037)(2,859,429)(4,773,166)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $21,092,460$18,685,972  $1,352,980 $2,578,256    $797,285 $53,009,431$212,706,722$18,997,657 $15,246,31
                             =======================================================================================================
Shares:
     Sold...................  2,008,534   1,897,688     117,482    215,114      65,579  5,787,649  18,996,208   1,846,649  1,665,001
     Reinvested.............     12,519      29,386           -          -           -    225,912     693,932      29,552     15,883
     Redeemed...............  (246,734)   (331,554)     (3,913)    (2,665)        (57) (1,516,242)(1,619,151)   (240,729)  (400,747)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,774,319   1,595,520     113,569    212,449      65,522  4,497,319  18,070,989   1,635,472  1,280,137
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(663,757)  $(565,013)   $(34,153)  $(50,846)    $(5,585)$(3,307,071)$(14,801,454)$(854,534) $(625,050)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (298,095)   (296,656)    (16,996)   (31,182)     (9,855) (1,595,811)(5,315,036)   (350,446)  (271,348)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(961,852)  $(861,669)   $(51,149)  $(82,028)  $(15,440) $(4,902,882$(20,116,490)$(1,204,980)$(896,398)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(106,989)  $(243,522)      $(183)         $-        $- $(1,881,660)$(5,821,783)  $(247,690) $(134,474)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (37,978)    (95,679)        (74)          -         -    (737,723) (2,213,951)    (94,522)   (53,188)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(144,967)  $(339,201)      $(257)         $-        $- $(2,619,383)$(8,035,734)  $(342,212) $(187,662)
Distributions...............
                             =======================================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                   Principal LifeTime 2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 8,144,054        $ 3,677,745
Net realized gain (loss) from investment transactions and foreign currency transactions......          5,067,111          3,127,031
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         31,390,027         16,068,420
                              Net Increase (Decrease) in Net Assets Resulting from Operations         44,601,192         22,873,196

Dividends and Distributions to Shareholders
From net investment income...................................................................         (8,271,553)        (2,848,809)
From net realized gain on investments and foreign currency transactions......................         (3,172,445)        (1,164,002)
                                                            Total Dividends and Distributions        (11,443,998)        (4,012,811)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        159,998,990        172,345,043
                                                      Total increase (decrease) in net assets        193,156,184        191,205,428

Net Assets
Beginning of period..........................................................................        339,836,110        148,630,682
End of period (including undistributed net investment income as set forth below).............      $ 532,992,294      $ 339,836,110
Undistributed (overdistributed) net investment income (operating loss).......................          $ 891,130        $ 1,018,629



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $8,719,163  $6,231,200  $2,234,906 $3,607,035  $1,406,312 $27,108,477$100,630,225 $6,654,157 $2,983,966
     Reinvested.............    470,199     294,162      21,184     67,923      28,874  1,376,425   8,636,107     375,437    172,827
     Redeemed...............  (306,754) (1,211,427)    (42,567)  (267,298)    (83,133) (4,554,925)(2,937,545) (1,373,101)  (242,839)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $8,882,608  $5,313,935  $2,213,523 $3,407,660  $1,352,053 $23,929,977$106,328,787 $5,656,493 $2,913,954
                             =======================================================================================================
Shares:
     Sold...................    687,006     490,038     174,672    283,219     110,823  2,125,101   7,849,972     518,531    232,714
     Reinvested.............     37,883      23,697       1,704      5,491       2,341    110,736     692,880      30,165     13,923
     Redeemed...............   (24,178)    (96,604)     (3,306)   (21,035)     (6,530)  (357,534)   (228,221)   (107,769)   (18,776)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    700,711     417,131     173,070    267,675     106,634  1,878,303   8,314,631     440,927    227,861
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $16,213,940 $6,913,675    $457,472 $1,480,868    $627,940 $26,720,605$120,683,041$10,710,095 $6,338,566
     Reinvested.............    250,524     124,717           -          -           -    664,166   2,884,935      80,488      7,344
     Redeemed............... (10,668,497)(1,031,007)     (1,993)   (42,687)     (1,284) (5,430,684)(2,172,533)(1,230,364)(1,234,284)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $5,795,967  $6,007,385    $455,479 $1,438,181    $626,656 $21,954,087$121,395,443 $9,560,219 $5,111,626
                             =======================================================================================================
Shares:
     Sold...................  1,382,251     586,426      37,698    121,052      51,191  2,258,218  10,125,455     915,286    537,259
     Reinvested.............     21,601      10,743           -          -           -     57,165     247,449       6,921        633
     Redeemed...............  (911,388)    (85,868)       (164)    (3,465)       (103)  (459,801)   (179,258)   (102,248)  (104,312)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    492,464     511,301      37,534    117,587      51,088  1,855,582  10,193,646     819,959    433,580
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(319,652)  $(190,459)   $(14,106)  $(51,406)   $(22,366) $(894,877) $(6,392,404) $(265,703) $(120,580)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (150,547)   (103,703)     (7,334)   (16,517)     (6,508)  (482,152) (2,243,703)   (109,734)   (52,247)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(470,199)  $(294,162)   $(21,440)  $(67,923)   $(28,874)$(1,377,029)$(8,636,107) $(375,437) $(172,827)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(150,723)   $(89,866)      $(163)         $-          $- $(471,846) $(2,072,710)  $(58,088)   $(5,413)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (99,801)    (34,851)        (69)          -           -  (192,485)   (812,225)    (22,400)    (2,171)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(250,524)  $(124,717)      $(232)         $-          $- $(664,331) $(2,884,935)  $(80,488)   $(7,584)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                   Principal LifeTime 2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,016,190        $ 1,349,222
Net realized gain (loss) from investment transactions and foreign currency transactions......          2,521,985          1,508,312
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         16,708,157          7,914,168
                              Net Increase (Decrease) in Net Assets Resulting from Operations         23,246,332         10,771,702

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,002,992)        (1,194,054)
From net realized gain on investments and foreign currency transactions......................         (1,505,571)          (481,480)
                                                            Total Dividends and Distributions         (5,508,563)        (1,675,534)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         85,638,096         79,385,018
                                                      Total increase (decrease) in net assets        103,375,865         88,481,186

Net Assets
Beginning of period..........................................................................        156,742,637         68,261,451
End of period (including undistributed net investment income as set forth below).............      $ 260,118,502      $ 156,742,637
Undistributed (overdistributed) net investment income (operating loss).......................          $ 174,894          $ 161,696



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $3,525,711  $3,104,386    $730,419 $2,216,961    $105,594 $5,449,966 $65,649,439  $3,872,352 $1,287,772
     Reinvested.............    135,104     170,341       4,600     19,849           -    234,673   4,757,065     127,390     58,734
     Redeemed...............  (292,661)   (619,314)    (17,511)   (88,348)    (10,174)  (871,452) (2,777,405) (1,052,991)   (82,404)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $3,368,154  $2,655,413    $717,508 $2,148,462     $95,420 $4,813,187 $67,629,099  $2,946,751 $1,264,102
                             =======================================================================================================
Shares:
     Sold...................    286,668     251,885      58,689    178,297       8,328    443,627   5,282,838     311,335    103,881
     Reinvested.............     11,244      14,188         382      1,640           -     19,719     394,949      10,573      4,881
     Redeemed...............   (23,500)    (50,673)     (1,406)    (6,927)       (791)   (70,895)   (225,279)    (85,292)    (6,721)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    274,412     215,400      57,665    173,010       7,537    392,451   5,452,508     236,616    102,041
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,104,929  $4,140,285    $167,819   $557,890         N/A $6,147,882 $69,119,447  $4,514,841 $2,127,207
     Reinvested.............     35,169      88,949           -          -         N/A     93,678   1,421,618      32,911      2,753
     Redeemed...............  (489,999) (2,212,492)       (293)          -         N/A (1,359,671)(5,567,078) (1,903,251)  (637,576)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,650,099  $2,016,742    $167,526   $557,890         N/A $4,881,889 $64,973,987  $2,644,501 $1,492,384
                             =======================================================================================================
Shares:
     Sold...................    270,916     364,699      14,763     47,113         N/A    547,759   5,993,258     392,399    187,052
     Reinvested.............      3,153       7,973           -          -         N/A      8,466     126,964       2,941        246
     Redeemed...............   (42,569)   (192,082)        (25)          -         N/A  (121,902)   (484,371)   (165,505)   (55,141)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    231,500     180,590      14,738     47,113         N/A    434,323   5,635,851     229,835    132,157
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(91,841)  $(111,034)    $(3,075)  $(11,638)          $- $(144,141) $(3,510,348)  $(89,315)  $(41,600)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (43,263)    (59,307)     (1,786)    (8,394)           -   (90,895) (1,246,717)    (38,075)   (17,134)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(135,104)  $(170,341)    $(4,861)  $(20,032)          $- $(235,036) $(4,757,065) $(127,390)  $(58,734)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(25,208)   $(62,054)      $(151)         $-         N/A  $(65,258) $(1,015,716)  $(23,559)   $(2,108)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (9,961)    (26,895)        (65)          -         N/A   (28,430)   (405,902)     (9,352)      (875)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(35,169)   $(88,949)      $(216)         $-         N/A  $(93,688) $(1,421,618)  $(32,911)   $(2,983)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                               Principal LifeTime Strategic Income
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,950,709        $ 6,970,291
Net realized gain (loss) from investment transactions and foreign currency transactions......          1,619,479          2,750,648
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          5,754,997             54,999
                              Net Increase (Decrease) in Net Assets Resulting from Operations         13,325,185          9,775,938

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,501,844)        (3,210,541)
From net realized gain on investments and foreign currency transactions......................         (2,852,943)        (1,624,360)
                                                            Total Dividends and Distributions        (10,354,787)        (4,834,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         75,420,547        126,121,140
                                                      Total increase (decrease) in net assets         78,390,945        131,062,177

Net Assets
Beginning of period..........................................................................        271,986,654        140,924,477
End of period (including undistributed net investment income as set forth below).............      $ 350,377,599      $ 271,986,654
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,155,604        $ 4,718,228



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $13,234,492$36,812,414  $1,582,374 $2,957,954     $12,452 $19,164,450$36,765,073  $9,262,691 $2,001,881
     Reinvested.............    411,355     266,578      30,723     49,031           -  1,988,961   7,102,418     410,777     82,477
     Redeemed...............(11,202,074)(24,519,338)  (230,221)  (138,181)           - (6,425,538)(11,565,786)(2,340,476)  (293,940)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,443,773 $12,559,654  $1,382,876 $2,868,804     $12,452 $14,727,873$32,301,705  $7,332,992 $1,790,418
                             =======================================================================================================
Shares:
     Sold...................  1,097,984   3,075,792     131,574    243,989       1,029  1,596,060   3,045,835     766,992    166,583
     Reinvested.............     34,668      22,489       2,583      4,103           -    167,608     596,177      34,514      6,949
     Redeemed...............  (931,444) (2,059,646)    (19,100)   (11,419)           -  (535,550)   (954,126)   (194,095)   (24,452)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    201,208   1,038,635     115,057    236,673       1,029  1,228,118   2,687,886     607,411    149,080
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $14,503,484$16,526,886    $290,489 $1,852,511         N/A $37,425,539$118,727,502$23,139,994 $2,830,261
     Reinvested.............     61,000      72,620           -          -         N/A    875,622   3,669,891     136,884     16,090
     Redeemed............... (5,516,488)(10,345,760)   (18,438)   (14,635)         N/A (6,551,274)(53,015,870)(17,040,571)(1,504,597
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $9,047,996  $6,253,746    $272,051 $1,837,876         N/A $31,749,887$69,381,523  $6,236,307 $1,341,754
                             =======================================================================================================
Shares:
     Sold...................  1,245,533   1,392,105      24,608    154,175         N/A  3,168,601   9,940,358   1,938,490    239,659
     Reinvested.............      5,207       6,180           -          -         N/A     74,415     311,004      11,614      1,368
     Redeemed...............  (471,140)   (873,921)     (1,532)    (1,217)         N/A  (554,630) (4,411,795) (1,421,854)  (126,297)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    779,600     524,364      23,076    152,958         N/A  2,688,386   5,839,567     528,250    114,730
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(249,540)  $(180,475)   $(20,607)  $(38,812)        $-  $(1,382,516)$(5,275,349) $(295,907)  $(58,638)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (161,815)    (86,103)    (10,414)   (19,060)         -  (609,773) (1,827,069)   (114,870)   (23,839)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(411,355)  $(266,578)   $(31,021)  $(57,872)        $- $(1,992,289)$(7,102,418) $(410,777)  $(82,477)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(41,660)   $(51,561)      $(199)         $-         N/A $(581,835) $(2,432,705)  $(91,771)  $(10,810)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (19,340)    (21,398)       (108)          -         N/A  (295,576) (1,237,186)    (45,113)    (5,639)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(61,000)   $(72,959)      $(307)         $-         N/A $(877,411) $(3,669,891) $(136,884)  $(16,449)
Distributions...............
                             =======================================================================================================


See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                   Real Estate Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,395,061       $ 10,995,596
Net realized gain (loss) from investment transactions and foreign currency transactions......         42,341,466         24,045,728
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        107,316,751         57,960,861
                              Net Increase (Decrease) in Net Assets Resulting from Operations        153,053,278         93,002,185

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,403,019)       (15,028,965)
From net realized gain on investments and foreign currency transactions......................        (24,082,382)       (24,816,386)
                                                            Total Dividends and Distributions        (29,485,401)       (39,845,351)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        124,910,207        298,070,593
Redemption fees - Class A....................................................................                500                  -
Redemption fees - Class J....................................................................                  -              2,477
                                                      Total increase (decrease) in net assets        248,478,584        351,229,904

Net Assets
Beginning of period..........................................................................        770,305,183        419,075,279
End of period (including undistributed net investment income as set forth below).............    $ 1,018,783,767      $ 770,305,183
Undistributed (overdistributed) net investment income (operating loss).......................       $ (1,051,746)         $ 956,212



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $12,384,199 $7,341,307  $1,289,372 $13,760,510 $2,206,010 $26,712,291$109,803,464$19,386,631 $4,336,538
     Reinvested.............  1,142,445     651,253      26,617  2,870,441     742,383  5,409,218  16,041,264   2,128,978    333,869
     Redeemed............... (8,570,851)(3,161,240)   (111,201)(10,099,903)(3,315,742)(16,898,438)(50,494,987)(6,507,834)(2,496,387)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $4,955,793  $4,831,320  $1,204,788 $6,531,048  $(367,349) $15,223,071$75,349,741 $15,007,775 $2,174,020
                             =======================================================================================================
Shares:
     Sold...................    551,783     327,789      58,382    614,464      98,288  1,204,385   4,897,611     860,313    202,071
     Reinvested.............     54,970      31,621       1,271    136,654      35,352    260,748     764,604     102,895     16,144
     Redeemed...............  (383,440)   (148,758)     (5,044)  (452,322)   (148,650)  (765,729) (2,271,127)   (296,789)  (113,895)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    223,313     210,652      54,609    298,796    (15,010)    699,404   3,391,088     666,419    104,320
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $16,352,097 $9,473,405    $445,242 $8,454,839  $1,735,855 $55,866,543$189,257,018$29,655,515 $6,105,291
     Issued in acquisitions.          -           -           - 79,196,608  22,785,503          -           -           -          -
     Reinvested.............  2,278,029   1,154,465       1,415    251,643      33,542  8,471,966  24,395,485   3,062,076    175,493
     Redeemed............... (14,017,367)(5,822,913)   (44,502) (7,976,887)(2,084,078)(25,141,608)(92,052,107)(13,183,307) (758,668)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $4,612,759  $4,804,957    $402,155 $79,926,203$22,470,822 $39,196,901$121,600,396$19,534,284 $5,522,116
                             =======================================================================================================
Shares:
     Sold...................    851,304     497,351      22,041    409,204      83,634  2,930,111   9,753,871   1,552,900    317,965
     Issued in acquisitions.          -           -           -  3,926,394   1,127,686          -           -           -          -
     Reinvested.............    121,076      61,907          69     12,052       1,604    450,841   1,282,644     163,091      9,288
     Redeemed...............  (719,051)   (312,188)     (2,185)  (388,432)   (101,792) (1,333,586)(4,924,670)   (682,536)   (39,350)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    253,329     247,070      19,925  3,959,218   1,111,132  2,047,366   6,111,845   1,033,455    287,903
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(189,851)  $(102,408)    $(4,669) $(484,778)   $(80,029) $(835,340) $(3,252,200) $(394,191)  $(59,553)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (952,594)   (548,845)    (22,339) (2,491,134)  (689,941) (4,578,709)(12,789,717)(1,734,787)  (274,316)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(1,142,445)$(651,253)   $(27,008) $(2,975,912)$(769,970)$(5,414,049$(16,041,917)$(2,128,978)$(333,869)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(785,697)  $(390,907)    $(1,650) $(263,121)   $(35,150)$(2,816,558)$(9,446,567)$(1,206,599) $(82,716)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (1,492,332)  (763,558)       (563)          -           - (5,662,561)(14,949,111)(1,855,484)   (92,777)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(2,278,029)$(1,154,465)  $(2,213) $(263,121)  $(35,150)$(8,479,119)$(24,395,678)$(3,062,083)$(175,493)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                       Short-Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,673,742        $ 2,888,004
Net realized gain (loss) from investment transactions and foreign currency transactions......           (602,978)          (595,126)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................           (409,927)        (1,966,243)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          2,660,837            326,635

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,229,370)        (3,319,150)
                                                            Total Dividends and Distributions         (4,229,370)        (3,319,150)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          9,253,235        140,892,103
                                                      Total increase (decrease) in net assets          7,684,702        137,899,588

Net Assets
Beginning of period..........................................................................        189,649,945         51,750,357
End of period (including undistributed net investment income as set forth below).............      $ 197,334,647      $ 189,649,945
Undistributed (overdistributed) net investment income (operating loss).......................         $ (402,723)        $ (576,909)



                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $168,652      $8,208     $38,178 $14,602,731 $7,453,522 $28,294,838 $1,070,798     $88,998
     Reinvested.............     42,751       1,512         649  2,286,120     950,858    589,955     139,800      17,278
     Redeemed...............   (90,661)    (62,607)         (2)(36,767,040)(5,622,535) (2,445,066)(1,483,193)    (30,509)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $120,742   $(52,887)     $38,825 $(19,878,189)$2,781,845 $26,439,727 $(272,595)     $75,767
                             =============================================================================================
Shares:
     Sold...................     16,808         826       3,824  1,464,934     747,537  2,845,292     107,517       9,007
     Reinvested.............      4,283         153          65    230,122      95,626     59,454      14,092       1,755
     Redeemed...............    (9,078)     (6,299)           - (3,689,107)  (564,022)  (246,148)   (149,045)     (3,087)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     12,013     (5,320)       3,889 (1,994,051)    279,141  2,658,598    (27,436)       7,675
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,060,933     $51,569     $10,270 $25,443,357$12,774,113 $12,535,662 $3,570,178  $1,394,786
     Issued in acquisitions.          -           -           - 124,347,838          -          -           -           -
     Reinvested.............     46,003       3,474           2  1,414,518   1,334,506    136,828     202,344      16,125
     Redeemed...............   (79,000)     (9,836)        (10) (27,233,077)(12,402,399) (291,489) (2,763,450)   (671,142)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,027,936     $45,207     $10,262 $123,972,636$1,706,220 $12,381,001 $1,009,072    $739,769
                             =============================================================================================
Shares:
     Sold...................    104,529       5,117       1,006  2,530,014   1,263,089  1,245,772     352,673     139,946
     Issued in acquisitions.          -           -           - 12,322,426           -          -           -           -
     Reinvested.............      4,548         346           -    141,127     132,329     13,646      20,106       1,618
     Redeemed...............    (7,794)       (978)         (1) (2,709,676)(1,226,761)   (28,950)   (272,959)    (67,315)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    101,283       4,485       1,005 12,283,891     168,657  1,230,468      99,820      74,249
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(42,751)    $(1,512)      $(840) $(2,472,839)$(961,043) $(593,307)  $(139,800)   $(17,278)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(42,751)    $(1,512)      $(840) $(2,472,839)$(961,043) $(593,307)  $(139,800)   $(17,278)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(46,003)    $(3,474)     $(283) $(1,565,599)$(1,347,740)$(137,204)  $(202,344)   $(16,503)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(46,003)    $(3,474)     $(283) $(1,565,599)$(1,347,740)$(137,204)  $(202,344)   $(16,503)
Distributions...............
                             =============================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                       SmallCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ (79,258)        $ (536,975)
Net realized gain (loss) from investment transactions and foreign currency transactions......         17,176,798         25,766,064
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         33,583,858         (5,133,632)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         50,681,398         20,095,457

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (16,850,041)        (6,353,636)
                                                            Total Dividends and Distributions        (16,850,041)        (6,353,636)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         35,478,950        159,198,541
                                                      Total increase (decrease) in net assets         69,310,307        172,940,362
                                                                                                                -                  -
Net Assets
Beginning of period..........................................................................        275,641,315        102,700,953
End of period (including undistributed net investment income as set forth below).............      $ 344,951,622      $ 275,641,315
Undistributed (overdistributed) net investment income (operating loss).......................          $ (79,258)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,338,756    $493,792    $131,847 $9,623,720  $1,783,420 $21,819,718 $3,298,987  $1,351,170   $912,130
     Reinvested.............     40,197     123,150         756  5,699,632   1,481,036  7,072,197   2,028,909     333,480        711
     Redeemed...............  (331,216)   (115,553)    (15,816) (8,330,905)(3,466,609) (8,225,356)  (194,454)   (670,452)  (704,297)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,047,737    $501,389    $116,787 $6,992,447  $(202,153) $20,666,559 $5,133,442  $1,014,198   $208,544
                             =======================================================================================================
Shares:
     Sold...................     81,100      29,278       7,763    575,885     103,261  1,348,022     200,049      78,459     52,683
     Reinvested.............      2,512       7,750          48    354,014      92,391    455,389     125,707      20,509         44
     Redeemed...............   (19,922)     (7,046)       (904)  (496,981)   (208,487)  (507,592)    (11,234)    (39,296)   (41,827)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     63,690      29,982       6,907    432,918    (12,835)  1,295,819     314,522      59,672     10,900
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $984,696    $617,365     $10,000 $5,564,558  $1,021,186 $36,485,542$12,342,311    $741,697    $10,311
     Issued in acquisitions.          -           -           - 95,224,125  26,565,701          -           -           -          -
     Reinvested.............    153,507      93,323           -          -           -  4,776,807   1,005,180     316,487         78
     Redeemed............... (3,311,631)  (370,788)           - (5,137,428)(2,715,243) (13,826,632)  (17,416) (1,334,299)      (896)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(2,173,428)  $339,900     $10,000 $95,651,255$24,871,644 $27,435,717$13,330,075  $(276,115)     $9,493
                             =======================================================================================================
Shares:
     Sold...................     64,910      39,273         693    344,069      63,240  2,443,669     789,530      47,954        670
     Issued in acquisitions.          -           -           -  6,069,986   1,693,421          -           -           -          -
     Reinvested.............     10,400       6,357           -          -           -    332,647      67,964      21,198          5
     Redeemed...............  (210,794)    (24,681)           -  (317,646)   (167,716)  (930,503)     (1,137)    (86,138)       (58)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  (135,484)      20,949         693  6,096,409   1,588,945  1,845,813     856,357    (16,986)        617
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........  $(40,197)  $(123,150)  $(1,410) $(5,746,120)$(1,502,484)$(7,072,605)$(2,028,909) $(333,480)   $(1,686)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(40,197)  $(123,150)  $(1,410) $(5,746,120)$(1,502,484)$(7,072,605)$(2,028,909) $(333,480)   $(1,686)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(153,507)   $(93,323)      $(587)         $-         $- $(4,783,599)$(1,005,180) $(316,487)     $(953)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(153,507)   $(93,323)      $(587)         $-         $- $(4,783,599)$(1,005,180) $(316,487)     $(953)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                       SmallCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 214,270          $ 168,782
Net realized gain (loss) from investment transactions and foreign currency transactions......          8,302,784          9,027,605
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         13,338,962          2,882,269
                              Net Increase (Decrease) in Net Assets Resulting from Operations         21,856,016         12,078,656

Dividends and Distributions to Shareholders
From net investment income...................................................................           (331,847)                 -
From net realized gain on investments and foreign currency transactions......................         (9,038,734)        (5,463,349)
                                                            Total Dividends and Distributions         (9,370,581)        (5,463,349)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         45,482,928         49,195,404
                                                      Total increase (decrease) in net assets         57,968,363         55,810,711

Net Assets
Beginning of period..........................................................................        115,680,540         59,869,829
End of period (including undistributed net investment income as set forth below).............      $ 173,648,903      $ 115,680,540
Undistributed (overdistributed) net investment income (operating loss).......................           $ 51,205          $ 168,782


                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,792,345  $2,303,129    $775,991 $3,704,755    $738,925 $10,377,375$20,524,927  $2,580,115 $1,593,765
     Reinvested.............    453,456     271,693      22,783    137,397      39,793  3,617,104   3,948,132     821,475     35,426
     Redeemed............... (2,052,806)  (757,218)    (33,059)  (246,549)    (59,145) (4,428,886)  (279,821) (1,255,683)  (142,491)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,192,995  $1,817,604    $765,715 $3,595,603    $719,573 $9,565,593 $24,193,238  $2,145,907 $1,486,700
                             =======================================================================================================
Shares:
     Sold...................    156,108     128,882      43,394    205,874      40,897    597,654   1,146,719     139,993     89,586
     Reinvested.............     26,410      15,944       1,334      7,993       2,310    216,593     229,218      47,394      2,052
     Redeemed...............  (114,741)    (42,338)     (1,857)   (13,734)     (3,253)  (255,797)    (15,711)    (70,203)    (7,766)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     67,777     102,488      42,871    200,133      39,954    558,450   1,360,226     117,184     83,872
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $2,552,388  $1,664,540     $11,206 $1,366,324    $449,036 $21,121,405$22,559,758  $6,019,337   $376,173
     Reinvested.............    356,214     178,502           -          -           -  2,451,404   1,931,652     514,335     18,663
     Redeemed............... (1,392,172)  (695,079)           -   (55,922)     (8,594) (6,565,394)(1,250,909) (2,225,720)  (181,743)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,516,430  $1,147,963     $11,206 $1,310,402    $440,442 $17,007,415$23,240,501  $4,307,952   $213,093
                             =======================================================================================================
Shares:
     Sold...................    152,217      98,713         683     77,610      25,526  1,293,375   1,332,488     352,031     22,433
     Reinvested.............     21,989      11,080           -          -           -    154,956     119,385      31,554      1,148
     Redeemed...............   (82,317)    (42,204)           -    (3,160)       (498)  (403,956)    (72,393)   (130,978)   (10,426)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     91,889      67,589         683     74,450      25,028  1,044,375   1,379,480     252,607     13,155
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $-         $-          $-         $-  $(298,296)   $(32,490)   $(1,061)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (453,456)   (271,693)    (23,571)  (144,849)    (42,064) (3,620,852)(3,649,836)   (788,985)   (43,428)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(453,456)  $(271,693)   $(23,571) $(144,849)   $(42,064)$(3,620,852)$(3,948,132) $(821,475)  $(44,489)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(356,214)  $(178,502)      $(857)         $-         $- $(2,453,484)$(1,931,652) $(514,335)  $(28,305)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(356,214)  $(178,502)      $(857)         $-         $- $(2,453,484)$(1,931,652) $(514,335)  $(28,305)
Distributions...............
                             =======================================================================================================

See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                       Tax-Exempt Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,123,084        $ 6,457,850
Net realized gain (loss) from investment transactions and foreign currency transactions......            323,286          2,163,375
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (1,247,465)        (5,619,441)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          2,198,905          3,001,784

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,910,078)        (6,076,702)
From net realized gain on investments and foreign currency transactions......................                  -         (5,470,551)
                                                            Total Dividends and Distributions         (2,910,078)       (11,547,253)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         (6,890,251)        (5,254,587)
                                                      Total increase (decrease) in net assets         (7,601,424)       (13,800,056)

Net Assets
Beginning of period..........................................................................        163,872,259        177,672,315
End of period (including undistributed net investment income as set forth below).............      $ 156,270,835      $ 163,872,259
Undistributed (overdistributed) net investment income (operating loss).......................          $ 513,920          $ 539,922



                              Class A     Class B
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $5,719,415    $288,646
     Reinvested.............  2,021,004     106,196
     Redeemed............... (14,004,388)(1,021,124)
                             -----------------------
Net Increase (Decrease)..... $(6,263,969)$(626,282)
                             =======================
Shares:
     Sold...................    479,326      24,525
     Reinvested.............    170,216       8,876
     Redeemed............... (1,176,405)   (85,121)
                             -----------------------
Net Increase (Decrease).....  (526,863)    (51,720)
                             =======================
Year Ended October 31, 2005
Dollars:
     Sold................... $13,583,653   $650,026
     Reinvested.............  8,820,578     519,054
     Redeemed............... (25,226,566)(3,601,332)
                             -----------------------
Net Increase (Decrease)..... $(2,822,335)$(2,432,252)
                             =======================
Shares:
     Sold...................  1,116,230      53,148
     Reinvested.............    727,858      42,553
     Redeemed............... (2,069,776)  (294,574)
                             -----------------------
Net Increase (Decrease).....  (225,688)   (198,873)
                             =======================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(2,792,680)$(117,398)
                             -----------------------
Total Dividends and          $(2,792,680)$(117,398)
Distributions...............
                             =======================
Year Ended October 31, 2005
     From net investment
     income................. $(5,787,326)$(289,376)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (5,166,341)  (304,210)
                             -----------------------
Total Dividends and          $(10,953,667)$(593,586)
Distributions...............
                             =======================



See accompanying notes.

                       STATEMENTS OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

                                                                                                     Ultra Short Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,260,488        $ 1,735,355
Net realized gain (loss) from investment transactions and foreign currency transactions......            (30,475)           (44,890)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            170,579           (166,684)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          3,400,592          1,523,781

Dividends and Distributions to Shareholders
From net investment income...................................................................         (3,237,009)        (1,738,764)
                                                            Total Dividends and Distributions         (3,237,009)        (1,738,764)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        169,851,761         (3,335,851)
                                                      Total increase (decrease) in net assets        170,015,344         (3,550,834)

Net Assets
Beginning of period..........................................................................         75,207,397         78,758,231
End of period (including undistributed net investment income as set forth below).............      $ 245,222,741       $ 75,207,397
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   InstitutionaPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,965,162  $1,590,889          $- $5,242,517  $2,368,610 $168,880,25$26,057,772          $-
     Reinvested.............    451,928     183,314         184     12,697     701,729  1,757,078     120,811         217
     Redeemed............... (26,933,211)(1,068,265)           -   (36,673) (3,891,381) (7,478,013)(1,073,861)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(23,516,121)($705,938)        $184 $5,218,541  $(821,042) $163,159,322$25,104,722        $217
                             =============================================================================================
Shares:
     Sold...................    297,225     159,481           -    521,644     237,254 16,804,037   2,611,000           1
     Reinvested.............     45,298      18,375          18      1,263      70,348    174,834      12,106          22
     Redeemed............... (2,698,780)  (107,057)           -    (3,649)   (389,992)  (744,081)   (107,601)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... (2,356,257)     70,799          18    519,258    (82,390) 16,234,790   2,515,505          23
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $13,282,833 $6,323,935     $10,001        N/A  $6,583,034     $1,021    $160,608    $160,341
     Reinvested.............    591,843     198,874         193        N/A     823,980     40,014      55,043      18,675
     Redeemed............... (8,165,266)(6,221,520)           -        N/A (12,463,967)(1,995,000)  (770,006) (1,970,487)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $5,709,410    $301,289     $10,194        N/A $(5,056,953)$(1,953,965)$(554,355) $(1,791,471)
                             =============================================================================================
Shares:
     Sold...................  1,328,185     632,449       1,000        N/A     658,131        100      16,054      16,033
     Reinvested.............     59,394      19,961          20        N/A      82,534      4,004       5,513       1,869
     Redeemed...............  (816,667)   (622,330)           -        N/A (1,246,705)  (199,680)    (77,011)   (197,049)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    570,912      30,080       1,020        N/A   (506,040)  (195,576)    (55,444)   (179,147)
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(451,928)  $(183,314)      $(188)  $(14,332)  $(709,120) $(1,757,094)$(120,816)      $(217)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(451,928)  $(183,314)      $(188)  $(14,332)  $(709,120) $(1,757,094)$(120,816)      $(217)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(591,843)  $(199,160)      $(193)        N/A  $(831,700)  $(40,014)   $(55,199)   $(20,655)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(591,843)  $(199,160)      $(193)        N/A  $(831,700)  $(40,014)   $(55,199)   $(20,655)
Distributions...............
                             =============================================================================================

See accompanying notes.

                             STATEMENT OF CASH FLOWS

                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)



                                                                                                                       Inflation
                                                                                                                    Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
Net decrease in net assets from operations.........................................................................    $ (1,010,813)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
     Purchase of investment securities.............................................................................     (49,200,686)
     Proceeds from sale of investment securities...................................................................      26,029,735
     Net sales or (purchases) of short term securities.............................................................         293,229
     Increase in accrued interest receivable.......................................................................        (126,532)
     Decrease in capital shares sold receivable....................................................................         263,145
     Increase in collateral for securities loaned..................................................................     (11,141,000)
     Decrease in dividends payable.................................................................................         (71,397)
     Increase in collateral obligation on securities loaned........................................................      11,141,000
     Net accretion of bond discounts and amortization of premiums..................................................        (516,840)
     Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager..................          55,160
     Unrealized depreciation on investments and swap agreements....................................................       2,067,182
     Net realized gain from investments............................................................................         526,505
                                                                                                                    ----------------
                                                                              Net cash used in operating activities     (21,691,312)

Cash Flows from Financing Activities:
     Net payments from reverse repurchase agreements...............................................................       4,481,782
     Proceeds from shares sold.....................................................................................      20,572,568
     Payment on shares redeemed....................................................................................      (3,174,415)
     Dividends and distributions paid to shareholders..............................................................          (4,693)
     Decrease in indebtedness......................................................................................        (275,000)
                                                                                                                    ----------------
                                                                          Net cash provided by financing activities      21,600,242
                                                                                                                    ----------------

     Net  decrease in cash.........................................................................................         (91,070)

Cash:
     Beginning of period...........................................................................................       $ 143,577
                                                                                                                    ----------------
     End of period.................................................................................................        $ 52,507
                                                                                                                    ================

Supplemental disclosure of cash flow information:
     Reverse repurchase agreement interest paid....................................................................       $ 589,266
     Accrued reverse repurchase agreement interest  ...............................................................       $ 104,026
     Reinvestment of dividends and distributions ..................................................................     $ 1,662,459

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

1.  Organization

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2006, the Fund consists of 55 separate funds. The financial statements for Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Value Fund, Tax-Exempt Bond Fund, and Ultra Short Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J, Institutional, Preferred, and Select. Information presented in these financial statements pertains to the Class A and Class B shares. Certain detailed financial information for the Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares is provided separately

Effective November 1, 2004, the initial purchases of $10,000 of Advisors Signature class of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Value Fund, and Ultra Short Bond Fund were made by Principal Life Insurance Company.

Effective December 29, 2004, the initial purchase of 1,000,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares of Inflation Protection Fund was made by Principal Life Insurance Company.

Effective March 1, 2005, International Fund I and LargeCap Blend Fund I, changed their names to Diversified International Fund and Disciplined LargeCap Blend Fund, respectively.

Effective May 27, 2005, Capital Preservation Fund entered into a reverse stock split, the result of which was to combine each ten shares of the Capital Preservation Fund with the par value of $.01 into one share with a par value of $.10. Accordingly, the reverse stock split had no effect on the value of shareholders' accounts in the Capital Preservation Fund. The Board of Directors of Principal Investors Fund, Inc. authorized the reverse stock split to raise the value of each share from $1.00 to $10.00 per share in connection with the Capital Preservation Fund's change from a money market fund strategy to an ultra short bond fund strategy. Additionally, Capital Preservation Fund changed its name to Ultra Short Bond Fund. The financial highlights and capital share transactions have been restated to reflect the reverse stock split.

Effective June 28, 2005, the initial purchases of $10,000 of Class A shares of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Value Fund, and Tax-Exempt Bond Fund were made by Principal Life Insurance Company.

Effective June 28, 2005, the initial purchases of $10,000 of Class B shares of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Real Estate Securities Fund, SmallCap Blend Fund, SmallCap Value Fund, and Tax-Exempt Bond Fund were made by Principal Life Insurance Company.

Effective June 30, 2005, Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Equity Income Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners SmallCap Growth Fund II, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, and Tax-Exempt Bond Fund (the "Acquiring Funds") acquired all the assets and assumed all the liabilities in a tax-free reorganization of Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Equity Income Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal
LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., Principal SmallCap Fund, Inc., and Principal Tax-Exempt Bond Fund, Inc. (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Acquired Funds on June 16, 2005. Approximate conversion ratios, net assets of the Acquired Fund immediately before the acquisition (including accumulated realized losses and unrealized appreciation/depreciation on a U.S. federal income tax basis) and net assets of the Acquiring Fund immediately before and immediately following the acquisition were as follows:

                                                                                                                       Net Assets
                                                                                                  Net AssetsNet Assets     of
                                                                         Accumulated  Unrealized     of          of     Acquiring
         Acquired                                 Conversion Conversion    Realized   AppreciationAcquired   Acquiring    Fund
           Fund                  Acquiring           Ratio      Ratio       Losses    Depreciation  Fund       Fund     following
           ----
                                    Fund            Class A    Class B      (000)        (000)      (000)      (000)   acquisition
                                    ----            -------    -------      -----        -----      -----      -----
                                                                                                                          (000)
Principal Balanced        Disciplined LargeCap        .94        .94       $ 4,654      $ (175)     $103,061  $ 410,851   $513,912
   Fund, Inc.               Blend Fund
Principal Bond            Bond & Mortgage            1.02       1.02         10,174       2,961   205,924    967,328    1,173,252
   Fund, Inc.               Securities Fund
Principal Capital Value   LargeCap Value Fund        2.16       2.15              --      28,236   330,380    188,879    519,259
   Fund, Inc.
Principal Cash            Money Market Fund          1.00       1.00              --           --   344,006    288,522    632,528
   Management Fund, Inc.
Principal Equity Income   Equity Income Fund         1.00       1.00         18,151       5,846   98,506              -- 98,506
   Fund, Inc. *
Principal Government      Government & High          1.10       1.09          6,356       2,683   310,987    131,797    442,784
   Securities Income        Quality Bond Fund
   Fund, Inc.
Principal Growth          LargeCap Growth Fund       4.32       4.12       168,339       19,256   300,113    226,808    526,921
   Fund, Inc.
Principal International   International Emerging      .62        .58              --       2,835   54,306     63,598     117,904
   Emerging Markets         Markets Fund
   Fund, Inc.
Principal LargeCap        LargeCap S&P 500 Index     1.03        N/A          2,297      (1,302)  71,416     622,600    694,016
    Stock Index Fund, Inc.Fund
Principal Limited Term    Short-Term Bond Fund        .92        N/A          4,947      (1,268)  124,348    56,803     181,151
   Bond Fund, Inc.
Principal MidCap          MidCap Blend Fund          2.96       2.80              --       101,932 576,194    130,236    706,430
   Fund, Inc.
Principal Partners        Partners LargeCap          2.29       2.20         18,166       5,054   149,524    41,385     190,909
   Blue Chip Fund, Inc.     Blend Fund I
Principal Partners Equity Partners LargeCap           .99        .95         26,794       2,106   63,225     813,418    876,643
   Growth Fund, Inc.        Growth Fund I
Principal LargeCap        Partners LargeCap Blend     .98        .95              --       5,660   73,761     689,218    762,979
   Blend Fund, Inc.       Fund
Principal Partners        Partners LargeCap Value     .93        .92              --      10,767   72,747     1,515,314  1,588,061
   LargeCap Value         Fund
   Fund, Inc.
Principal Partners       Partners MidCap Growth      .69        .67       $9,666       $5,658   $35,289    $328,045   $363,334
   MidCap Growth           Fund
   Fund, Inc.
Principal Partners       Partners SmallCap           .70        .67         2,787       3,030   22,138      399,917    422,055
   SmallCap Growth         Growth Fund II
   Fund, Inc.
Principal Real Estate    Real Estate Securities      .82        .81            --       30,589    101,982    581,429    683,411
   Securities Fund, Inc. Fund
Principal SmallCap       SmallCap Blend Fund         .67        .64         9,907      15,693    121,790    137,031    258,821
   Fund, Inc.
Principal Tax-Exempt     Tax-Exempt Bond Fund       1.00       1.00            --        5,666    169,825             -- 169,825
   Bond Fund, Inc. *

*  Designates accounting survivor.

Effective June 30, 2005, Diversified International Fund acquired all the assets and assumed all the liabilities of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. pursuant to a plan of acquisition approved by the shareholders of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. on June 16, 2005. The acquisition was accomplished by a tax-free exchange of shares from Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. for shares of Diversified International Fund at an approximate exchange rate of .78 and .76 for Principal International Fund, Inc. Class A and B and 1.47 and 1.38 for Principal International SmallCap Fund, Inc. Class A and Class B. The aggregate net assets of Principal International Fund, Inc., Principal International SmallCap Fund, Inc., and Diversified International Fund immediately before the acquisition were approximately $248,964,000 (including approximately $42,252,000 of accumulated realized losses and $21,063,000 of unrealized appreciation, on a federal tax basis), $74,326,000 (including approximately $7,781,000 unrealized appreciation, on a federal tax basis), and $143,415,000, respectively. The aggregate net assets of Diversified International Fund immediately following the acquisition were $466,705,000.

Effective September 30, 2005, Government Securities Fund and High Quality Short-Term Bond Fund changed their names to Government & High Quality Bond Fund and Short-Term Bond Fund, respectively.

Effective March 15, 2006, the initial purchase of $250,000 of Class A shares of Ultra Short Bond Fund was made by Principal Life Insurance Company.

Effective March 15, 2006, the initial purchases of $32,744 and $10,000 of Class B shares of Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund, respectively, were made by Principal Life Insurance Company.

All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds") invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are ordinarily not reflected in the Funds' net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds' net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the Funds' holdings are translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund and Ultra Short Bond Fund) of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund and Ultra Short Bond Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Ultra Short Bond Fund, all net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, commission recapture, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Fund receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2006, International Emerging Markets Fund had a deferred tax liability of $265,312 and no capital loss carryforward, and Diversified International Fund had a foreign tax refund receivable of $366, a deferred tax liability of $66,960, and no capital loss carryforward, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A or Class B shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

3.  Operating Policies

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract.

Indemnification. Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.


3.  Operating Policies (Continued)

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At April 30, 2006, Equity Income Fund had outstanding borrowing of $90,000 at an annual rate of 5.315%. No other Funds had outstanding borrowings under the line of credit.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. When repurchase agreement investments are made as part of the Funds' securities lending program, the collateral is in the possession of the Funds' lending agent or a third party agent. The collateral is evaluated daily by the lending agent to ensure the value is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Reverse Repurchase Agreements. Certain of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell securities and agree to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Funds, and are subject to the Funds' restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the Funds and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. At April 30, 2006, the Funds had reverse repurchase agreements as follows:

                                               Broker          Interest Rate              Maturity Date                     Amount
Government & High Quality Bond Fund        Merrill Lynch         4.00-4.80%           05/31/2006-06/19/2006            $13,120,063
Inflation Protection Fund                  Merrill Lynch         4.70-4.98            05/01/2006-06/26/2006             28,935,688
Short-Term Bond Fund                       Merrill Lynch         4.60-4.80            05/10/2006-06/27/2006             13,120,063


For the period ended April 30, 2006 , the average amount of reverse repurchase agreements outstanding and the daily average annual interest rate was as follows:

                                     Average Amount of
                                     Reverse Repurchase
                                   Agreements Outstanding  Average Interest Rate
Bond & Mortgage Securities Fund         $37,469,284                 1.85%
Government & High Quality Bond Fund       11,526,525               2.02
Inflation Protection                      26,738,232               2.20
Short-Term Bond Fund                      12,484,812               2.10

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and during the period of the loan maintain collateral in an amount not less than 100% of the market value of the loaned securities. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2006, the Funds had securities on loan as follows:


                                         Market Value    Collateral Value
Bond & Mortgage Securities Fund          $248,231,748        $252,530,000
Disciplined LargeCap Blend Fund            62,192,226          63,272,000
Diversified International Fund              9,468,267           9,748,000
Equity Income Fund                         12,939,748          13,299,000
Government & High Quality Bond Fund        59,810,965          60,912,000
Inflation Protection Fund                  10,975,273          11,141,000
International Emerging Markets Fund        14,747,871          14,981,000
LargeCap Growth Fund                       66,123,100          67,241,000
LargeCap S&P 500 Fund                      81,655,050          83,511,000
LargeCap Value Fund                        51,266,070          52,365,000
MidCap Blend Fund                         145,630,392         148,820,000
Partners LargeCap Blend Fund               89,256,791          91,385,000
Partners LargeCap Blend Fund I             20,290,737          20,622,000
Partners LargeCap Growth Fund I           149,313,703         156,117,000
Partners LargeCap Growth Fund II            8,144,716           8,366,000
Partners LargeCap Value Fund              128,903,459         132,637,000
Partners MidCap Growth Fund               129,423,990         134,049,000
Partners MidCap Growth Fund I              43,817,695          44,590,000
Partners MidCap Value Fund                166,723,623         170,072,000
Partners SmallCap Growth Fund II          181,225,616         187,064,000
Preferred Securities Fund                  28,232,573          28,769,000
Real Estate Securities Fund               160,538,120         164,502,000
Short-Term Bond Fund                       15,164,622          15,452,000
SmallCap Blend Fund                        97,301,264          99,897,000
SmallCap Value Fund                        31,822,042          32,298,000
Ultra Short Bond Fund                       6,624,436           6,779,000


Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations. Details of swap agreements open at period end are included in the Funds' schedules of investments.

4.  Management Agreement and Transactions with Affiliates


Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds' average daily net assets. The annual rates used in this calculation for the Funds are as follows:

                             Net Assets of Funds                                 Net Assets of Funds
                              (in millions)                                         (in  millions)
                            First  Next  Next  Over                             First  Next  Next  Over
                             $500  $500  $500    $1.5                            $500  $500  $500    $1.5
                             ----  ----  ----  billion                           ----  ----  ----  billion
Bond & Mortgage Securities                              Partners MidCap Growth
Fund                          .55%  .53%  .51%    .50%  Fund                     1.00%  .98%  .96%   .95%
Disciplined LargeCap Blend    .60   .58   .56     .55   Partners MidCap Growth   1.00   .98   .96    .95
Fund                                                    Fund I
Diversified International     .90   .88   .86    .85    Partners MidCap Value    1.00   .98   .96    .95
Fund                                                    Fund
Equity Income Fund            .60   .58   .56    .55    Partners SmallCap        1.00   .98   .96    .95
                                                        Growth Fund II
Government & High Quality     .40   .38   .36    .35    Preferred Securities      .75   .73   .71    .70
   Bond Fund                                            Fund
Inflation Protection Fund     .40   .38   .36    .35    Principal LifeTime      .1225  .1225 .1225  .1225
                                                        2010 Fund
International Emerging       1.35        1.31    1.30   Principal LifeTime      .1225  .1225 .1225  .1225
Markets Fund                       1.33                 2020 Fund
LargeCap Growth Fund          .55   .53   .51    .50    Principal LifeTime      .1225  .1225 .1225  .1225
                                                        2030 Fund
LargeCap S&P 500 Index Fund   .15   .15   .15    .15    Principal LifeTime      .1225  .1225 .1225  .1225
                                                        2040 Fund
LargeCap Value Fund           .45   .43   .41    .40    Principal LifeTime      .1225  .1225 .1225  .1225
                                                        2050 Fund
MidCap Blend Fund             .65   .63   .61    .60    Principal LifeTime      .1225  .1225 .1225  .1225
                                                        Strategic Income Fund
Money Market Fund             .40   .39   .38    .37    Real Estate Securities   .85    .83   .81    .80
                                                        Fund
Partners LargeCap Blend       .75   .73   .71    .70    Short-Term Bond Fund     .40    .38   .36    .35
Fund
Partners LargeCap Blend       .45   .43   .41    .40    SmallCap Blend Fund      .75    .73   .71    .70
Fund I
Partners LargeCap Growth      .75   .73   .71    .70    SmallCap Value Fund      .75    .73   .71    .70
Fund I
Partners LargeCap Growth     1.00   .98   .96    .95    Tax-Exempt Bond Fund     .50    .48   .46    .45
Fund II
Partners LargeCap Value       .80   .78   .76    .75    Ultra Short Bond Fund    .40    .39   .38    .37
Fund

In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service class are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Class A, Class B, and Class J shares of the Funds reimburse the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no separate charge for these services.

The Manager voluntarily agreed to limit the expenses for Class J shares of certain Funds from November 1, 2005 through February 28, 2006 and contractually agreed to limit the expenses from March 1, 2006 through April 30, 2006. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. The operating expense limits are as follows:

                                             Period from            Period from
                                          November 1, 2005         March 1, 2006
                                               through                through
                                          February 28, 2006       April 30, 2006            Expiration
                                          -----------------       --------------            ----------
Bond & Mortgage Securities Fund                 1.35%                  N/A
Government & High Quality Bond Fund             1.35                    N/A
Inflation  Protection Fund                      1.35                   1.15%            February 28, 2007
Money Market Fund                               1.35                    N/A
Partners LargeCap Growth Fund I                 1.75                    N/A
Partners LargeCap Growth Fund II                1.75                   1.75             February 28, 2007
Partners MidCap Growth Fund                     1.95                    N/A
Partners MidCap Value Fund                      1.95                    N/A
Partners SmallCap Growth Fund II                2.05                   2.05             February 28, 2007
Preferred Securities Fund                       1.60                   1.60             February 28, 2007
Principal LifeTime 2010 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2020 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2030 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2040 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2050 Fund                    1.70                    .75             February 28, 2007
Principal LifeTime Strategic Income              N/A                    .75             February 28, 2007
Fund
Short-Term Bond Fund                            1.35                    N/A
SmallCap Value Fund                             1.70                    N/A
Ultra Short Bond Fund                           1.35                   1.20             February 28, 2007

The Manager has contractually agreed to limit the Fund's expenses for Class A and Class B shares of certain Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis during the reporting period. The operating expense limits and the agreement terms are as follows:


                                             Class A           Class B          Class A        Class B
                                           Period from       Period from      Period from    Period from
                                         November 1, 2005 November 1, 2005   March 1, 2006  March 1, 2006
                                             through           through          through        through
                                        February 28, 2006 February 28, 2006 April 30, 2006   April 30, 2006  Expiration
                                        ----------------- ----------------- --------------   ----------      ----------
Bond & Mortgage Securities Fund                 0.94%            1.60%            0.94%          1.60%     June 30, 2009
Inflation Protection Fund                      1.10              N/A             0.90            N/A     February 28, 2007
MidCap Blend Fund                              1.02             1.32             1.02           1.32       June 30, 2008
Money Market Fund                              N/A               N/A              N/A           1.60     February 28, 2007
Partners LargeCap Growth Fund II               1.70              N/A             1.70            N/A     February 28, 2007
Partners MidCap Growth Fund                    1.75             2.50             1.75           2.50       June 30, 2008
Partners MidCap Growth Fund I                  1.75              N/A             1.75            N/A     February 28, 2007
Partners MidCap Value Fund                     1.75             2.50             1.75           2.50     February 28, 2007
Partners SmallCap Growth Fund II               1.95             2.70             1.95           2.70       June 30, 2008
Preferred Securities Fund                      1.35              N/A             1.00            N/A     February 28, 2007
Principal LifeTime 2010 Fund                   1.30              N/A             0.50            N/A     February 28, 2007
Principal LifeTime 2020 Fund                   1.40             2.15             0.50           1.25     February 28, 2007
Principal LifeTime 2030 Fund                   1.40             2.15             0.50           1.25     February 28, 2007
Principal LifeTime 2040 Fund                   1.40             2.15             0.50           1.25     February 28, 2007
Principal LifeTime 2050 Fund                   1.50              N/A             0.50           1.25     February 28, 2007
Principal LifeTime Strategic Income Fund       1.30              N/A             0.50           1.25     February 28, 2007
SmallCap Value Fund                            1.70             2.45             1.45           2.20     February 28, 2007
Tax-Exempt Bond Fund                           0.76             1.15             0.76           1.15       June 30, 2008
Ultra Short Bond Fund                          N/A               N/A             0.75            N/A     February 28, 2007

Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Funds which generated the excess. The annual rates are .25%, .30%, ..35%, .50% and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select, and up to .25% and 1.00% for Class A and Class B, except the following funds:


LargeCap S&P 500 Index Fund           Class A              .15%
Money Market Fund                     Class A              N/A
Money Market Fund                     Class J              .25
Short-Term Bond Fund                  Class A              .15
Ultra Short Bond Fund                 Class A              .15

Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B and Class J share redemptions. The charge for Class A shares is .75% (.25% for LargeCap S&P 500 Index Fund, Short-Term Bond Fund, and Ultra Short Bond Fund) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 4.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class J shares is 1% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Princor Financial Services Corporation also retains sales charges on sales of Class A shares (with the exception of Money Market Fund which imposes no sales charge) based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund and Short-Term Bond Fund, 4.75% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, Inflation Protection Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and Tax-Exempt Bond Fund, and 5.75% for all other Funds. The aggregate amounts of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2006, were as follows:

                                            Class A    Class B    Class J
Bond & Mortgage Securities Fund            $221,727    $35,780    $48,019
Disciplined LargeCap Blend Fund             110,647     14,351        N/A
Diversified International Fund              436,276     25,866     20,044
Equity Income Fund                          166,081     10,604        N/A
Government & High Quality Bond Fund         171,101     67,151     15,137
Inflation Protection Fund                    18,972        N/A      1,255
International Emerging Markets Fund         239,790      8,170     23,002
LargeCap Growth Fund                        329,693     27,673      3,662
LargeCap S&P 500 Index Fund                  41,238        N/A     47,550
LargeCap Value Fund                         229,164     16,112      6,768
MidCap Blend Fund                           589,830     58,677     22,984
Money Market Fund                               604      7,148     42,012
Partners LargeCap Blend Fund                195,609     21,860     15,553
Partners LargeCap Blend Fund I              137,416     15,589      4,794
Partners LargeCap Growth Fund I             124,609     12,162      5,342
Partners LargeCap Growth Fund II              7,540        N/A      2,004
Partners LargeCap Value Fund                163,053     21,626     14,615
Partners MidCap Growth Fund                  89,091     10,898      3,461
Partners MidCap Growth Fund I                16,711        N/A        N/A
Partners MidCap Value Fund                   62,092      1,790     21,851
Partners SmallCap Growth Fund II             74,049      9,355      2,659
Preferred Securities Fund                    40,041        N/A      7,921
Principal LifeTime 2010 Fund                142,954        N/A     35,146
Principal LifeTime 2020 Fund                234,274        972     60,524
Principal LifeTime 2030 Fund                219,163      3,362     52,611
Principal LifeTime 2040 Fund                143,808      2,461     23,678
Principal LifeTime 2050 Fund                 83,487        --       3,474
Principal LifeTime Strategic Income Fund     29,965        --      16,005
Real Estate Securities Fund                 238,532     19,337     25,641
Short-Term Bond Fund                         41,984        N/A      7,442
SmallCap Blend Fund                         180,147     17,471     19,022
SmallCap Value Fund                          64,738        394     11,450
Tax-Exempt Bond Fund                         80,269      4,607        N/A
Ultra Short Bond Fund                         1,917        N/A      2,806

Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase.

At April 30, 2006, Principal Life Insurance Company (an affiliate of the Manager) and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:


                                        Advisors    Advisors
                                         Select     Signature      Class A    Class B      Institutional    Preferred     Select
Bond & Mortgage Securities Fund             --           --        1,785,960      --             286,912      --           --
Diversified International Fund              --           --              --       --           3,130,147      --           --
Government and High Quality Bond Fund       --           --          607,243      --                 976      --           --
LargeCap Growth Fund                        --           --              --       --           8,840,516      --           --
LargeCap Value Fund                         --           --              --       --           6,017,936      --           --
MidCap Blend Fund                           --           --              --       --                 882      --           --
Money Market Fund                           --           --       43,792,461      --          26,000,000      --           --
Partners LargeCap Blend Fund I              --           --              --       --               1,112      --           --
Preferred Securities Fund                  926           --              --       --                 --       926         926
Principal LifeTime Strategic Income         --           --              --       825                --       --           --
Fund
Short-Term Bond Fund                        --           978       1,824,148     N/A                 --       --           --
SmallCap Blend Fund                         --           --              --       --           2,152,853      --           --
Ultra Short Bond Fund                       --         1,038             --       --                 --       --         1,057

Affiliated Brokerage Commissions. With respect to Equity Income Fund and Preferred Securities Fund, $11,048 and $168,656 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2006. Brokerage commissions were paid to affiliates of sub-advisors as follows:


                                                  Period Ended
                                                 April 30, 2006
Partners LargeCap Value Fund                        $112,304
Partners MidCap Value Fund                           109,508

5.  Investment Transactions


For the period ended April 30, 2006, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:


                                         Purchases        Sales                                             Purchases      Sales
Bond & Mortgage Securities Fund        $2,432,058,867 $2,107,122,579 Partners MidCap Growth Fund I         $162,796,061 $153,568,693
Disciplined LargeCap Blend Fund           506,834,839    289,719,411 Partners MidCap Value Fund             333,147,431  256,541,268
Diversified International Fund            409,858,314    362,210,668 Partners SmallCap Growth Fund II       277,899,418  158,136,301
Equity Income Fund                         47,516,169     46,922,321 Preferred Securities Fund              168,683,079   28,370,041
Government & High Quality Bond Fund       566,300,703    564,131,647 Principal LifeTime 2010 Fund           272,596,070   82,514,796
Inflation Protection Fund                  20,063,125      4,878,212 Principal LifeTime 2020 Fund           427,170,858   22,007,339
International Emerging Markets Fund       173,184,202    140,301,455 Principal LifeTime 2030 Fund           353,396,854   12,000,000
LargeCap Growth Fund                      471,784,936    334,409,201 Principal LifeTime 2040 Fund           171,338,019   11,384,278
LargeCap S&P 500 Index Fund                82,023,620     19,112,104 Principal LifeTime 2050 Fund            92,741,380    5,955,702
LargeCap Value Fund                       343,567,612    291,434,757 Principal LifeTime Strategic Income    189,502,727  115,296,756
                                                                     Fund
MidCap Blend Fund                         145,515,859    161,764,313 Real Estate Securities Fund            290,487,206  174,913,814
Partners LargeCap Blend Fund              223,542,316    217,989,000 Short-Term Bond Fund                    43,031,944   52,802,307
Partners LargeCap Blend Fund I             73,264,801     74,912,560 SmallCap Blend Fund                    162,381,887  150,895,875
Partners LargeCap Growth Fund I           303,658,183    355,766,368 SmallCap Value Fund                    105,608,190   75,289,582
Partners LargeCap Growth Fund II          603,158,304    555,537,037 Tax-Exempt Bond Fund                    81,061,165   87,582,984
Partners LargeCap Value Fund              353,721,154    209,570,650 Ultra Short Bond Fund                  173,129,283   23,761,443
Partners MidCap Growth Fund               288,033,575    231,446,296


For the period ended April 30, 2006 , the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:


                                         Purchases     Sales
Bond & Mortgage Securities Fund       $259,571,735  $174,269,212
Government & High Quality Bond Fund     66,334,685    57,225,805
Inflation Protection Fund               29,137,561    21,151,523
Short-Term Bond Fund                    23,828,343     8,024,767

The Funds may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds' schedules of investments.

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions my increase the Funds' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Foreign Currency Contracts. At April 30, 2006, certain of the Funds owned forward contracts to sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of April 30, 2006 are included in the schedules of investments.

6.  Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2006 and October 31, 2005 were as follows:

                                               Ordinary Income           Long-Term Capital Gain           Section 1250 Gains
                                               ---------------           ----------------------           ------------------
                                            2006           2005           2006            2005                2006        2005
                                            ----           ----           ----            ----                ----        ----

Bond & Mortgage Securities Fund          $31,387,548     $35,672,708    $        --       $ 455,445          $   --       $   --
Disciplined LargeCap Blend Fund           13,684,089       1,755,658      1,016,165       1,078,106              --           --
Diversified International Fund             7,531,670         542,750     14,538,524       2,442,645              --           --
Equity Income Fund                         1,361,156       3,249,362             --              --              --           --
Government & High Quality Bond Fund        7,608,491       6,921,202             --              --              --           --
Inflation Protection Fund                  1,667,152       1,985,062             --              --              --           --
International Emerging Markets Fund       11,978,167         711,230      3,494,742       2,217,989              --           --
LargeCap Growth Fund                         383,105         875,012             --              --              --           --
LargeCap S&P 500 Index Fund                7,664,572       8,403,618      3,072,594      36,116,133              --           --
LargeCap Value Fund                       13,041,827       1,684,432      6,472,392       4,668,645              --           --
MidCap Blend Fund                          3,582,239       1,058,546     35,712,824       5,658,959              --           --
Money Market Fund                         12,073,371       9,523,257             --              --              --           --
Partners LargeCap Blend Fund              20,505,705      13,126,112     19,721,674      26,917,022              --           --
Partners LargeCap Blend Fund I               608,487         250,214        736,539         155,099              --           --
Partners LargeCap Growth Fund I           15,625,285       4,003,726     20,734,694              --              --           --
Partners LargeCap Growth Fund II           5,392,877       2,049,022      4,220,819       2,537,967              --           --
Partners LargeCap Value Fund              24,894,890      19,530,352     63,955,759      11,048,831              --           --
Partners MidCap Growth Fund                       --              --      3,001,206              --              --           --
Partners MidCap Growth Fund I              9,209,037              --      6,277,031              --              --           --
Partners MidCap Value Fund                11,473,909       7,542,069     38,221,877      12,831,313              --           --
Partners SmallCap Growth Fund II           1,179,198              --     24,136,702       8,154,974              --           --
Preferred Securities Fund                 10,671,652      23,146,412             --              --              --           --
Principal LifeTime 2010 Fund              14,812,871       7,200,905      4,163,301       2,977,300              --           --
Principal LifeTime 2020 Fund              26,590,677      10,481,044      8,084,086       3,733,153              --           --
Principal LifeTime 2030 Fund              21,048,834       8,436,301      8,044,054       3,233,115              --           --
Principal LifeTime 2040 Fund               8,342,117       2,848,809      3,101,881       1,164,002              --           --
Principal LifeTime 2050 Fund               4,023,028       1,194,054      1,485,535         481,480              --           --
Principal LifeTime Strategic Income
Fund                                       8,402,148       3,532,082      1,952,639       1,302,819              --           --
Real Estate Securities Fund                8,199,434      21,267,377     20,745,224      17,976,852           540,743     601,122
Short-Term Bond Fund                       4,229,370       3,319,150             --              --              --           --
SmallCap Blend Fund                        2,004,598         766,547     14,845,443       5,587,089              --           --
SmallCap Value Fund                        7,185,393       2,831,702      2,185,188       2,631,647              --           --
Tax-Exempt Bond Fund*                      2,910,078       6,078,083             --       5,469,170              --           --
Ultra Short Bond Fund                      3,237,009       1,738,764             --              --              --           --

*Ordinary income distributions are tax-exempt income distributions.

The acquisitions of Principal Equity Income Fund, Inc. and Principal Tax-Exempt Bond Fund, Inc. by Equity Income Fund and Tax-Exempt Bond Fund, respectively, constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown for 2005 include the respective Acquired Fund distributions prior to the reorganizations.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2005, the components of distributable earnings on a federal tax basis were as follows:


                                                  Undistributed           Undistributed          Undistributed
                                                 Ordinary Income     Long-Term Capital Gains   Section 1250 Gains
Bond & Mortgage Securities Fund               $       12,402        $         --                      $--
Disciplined LargeCap Blend Fund*                    11,727,976               1,016,419                 --
Diversified International Fund*                       8,069,902            14,542,257                  --
Equity Income Fund                                        93,831                      --                --
Government & High Quality Bond Fund*                     58,428                       --                --
Inflation Protection Fund                                94,423                       --                --
International Emerging Markets Fund                 12,119,201              3,494,916                  --
LargeCap Growth Fund                                    149,463                       --                --
LargeCap S&P 500 Index Fund*                          5,652,039             3,072,689                  --
LargeCap Value Fund                                 10,948,958              6,476,402                  --
MidCap Blend Fund                                    3,309,852             35,717,517                  --
Partners LargeCap Blend Fund                        18,702,405             19,728,511                  --
Partners LargeCap Blend Fund I*                         339,194                738,689                 --
Partners LargeCap Growth Fund I*                    15,633,542             20,740,653                  --
Partners LargeCap Growth Fund II                      5,498,903             4,227,608                  --
Partners LargeCap Value Fund                        19,206,575             63,958,830                  --
Partners MidCap Growth Fund*                                  --             3,001,359                  --
Partners MidCap Growth Fund I                         9,209,401             6,277,562                  --
Partners MidCap Value Fund                          10,494,134             38,223,499                  --
Partners SmallCap Growth Fund II*                     1,183,659            24,138,901                  --
Preferred Securities Fund                             1,479,278                      --                 --
Principal LifeTime 2010 Fund                         7,485,578              4,167,446                  --
Principal LifeTime 2020 Fund                         8,799,561              8,089,124                  --
Principal LifeTime 2030 Fund                         4,544,049              8,046,034                  --
Principal LifeTime 2040 Fund                         1,090,960              3,102,070                  --
Principal LifeTime 2050 Fund                            182,799             1,485,915                  --
Principal LifeTime Strategic Income Fund             5,619,338              1,954,072                  --
Real Estate Securities Fund                          3,753,821             20,751,708               541,583
Short-Term Bond Fund                                   219,188                       --                 --
SmallCap Blend Fund*                                 2,006,268             14,846,401                  --
SmallCap Value Fund                                  7,022,713              2,185,407                  --
Tax-Exempt Bond Fund**                                    8,909                      --                 --
Ultra Short Bond Fund                                         --                     --                  --

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

**   Undistributed ordinary income is tax-exempt income.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2005, the Funds had approximate net capital loss carryforwards as follows:


                                                             Net Capital Loss Carryforward Expiring In:
                                                                                                                        Annual
                                    2006       2007       2008        2009      2010        2011      2012     2013   Limitations*
                                    ----       ----       ----        ----      ----        ----      ----     ----   ------------
Bond & Mortgage Securities Fund       $-- $3,213,000 $4,778,000  $1,281,000 $        --  $       --$       -- $2,386,000  $902,000
Disciplined LargeCap Blend Fund        --         --         --   3,136,000          --          --        --         -- 3,136,000
Diversified International Fund         --         --    661,000  20,633,000   9,711,000     743,000     1,000         --   963,000
Equity Income Fund                     --         --         --          --  12,654,000   3,744,000        --         --         --
Government & High Quality              --     84,000         --   1,636,000   2,118,000   3,143,000   524,000  1,535,000 2,167,000
  Bond Fund
LargeCap Growth Fund                   --         -- 52,050,000  97,721,000   2,654,000  15,679,000        --         --   548,000
LargeCap S&P 500 Index Fund            --         --         --   1,245,000          --          --        --         -- 1,245,000
Partners LargeCap Blend Fund I         --         --         --          --  17,073,000     265,000        --         -- 1,067,000
Partners LargeCap Growth Fund I        --         --  3,739,000   7,931,000          --     115,000   296,000         -- 2,763,000
Partners MidCap Growth Fund            --         --  2,735,000   5,808,000     311,000          --        --         -- 1,811,000
Partners SmallCap Growth Fund II       --         --    918,000   1,435,000          --          --        --         --   306,000
Preferred Securities Fund              --         --         --          --          --          -- 3,453,000    716,000         --
Short-Term Bond Fund              32,000     264,000    197,000     894,000          --   1,572,000 2,029,000  1,150,000   812,000
SmallCap Blend Fund                    --         --         --   1,649,000          --          --        --         -- 1,649,000
Ultra Short Bond Fund                  --         --         --          --          --          --        --     48,000         --

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.


Schedule of Investments
April 30, 2006 (unaudited)
Bond & Mortgage Securities Fund
                                                     Principal
                                                      Amount                                  Value
                                             ---------------------------- ------ ---------------------------------
BONDS (64.55%)
Advertising Agencies (0.03%)
Interpublic Group of Cos Inc
      7.25%, 8/15/2011                          $                500,000      $                           463,750
                                                                                 ---------------------------------

Advertising Services (0.03%)
Advanstar Communications Inc
      10.75%, 8/15/2010                                          500,000                                  542,500
                                                                                 ---------------------------------

Aerospace & Defense (0.02%)
Lockheed Martin Corp
      7.65%, 5/ 1/2016                                           250,000                                  282,469
Northrop Grumman Corp
      7.75%, 2/15/2031                                           100,000                                  117,884
                                                                                 ---------------------------------
                                                                                                          400,353
                                                                                 ---------------------------------
Aerospace & Defense Equipment (0.09%)
GenCorp Inc
      9.50%, 8/15/2013                                           428,000                                  462,240
Sequa Corp
      9.00%, 8/ 1/2009                                           600,000                                  645,000
TransDigm Inc
      8.38%, 7/15/2011                                           350,000                                  367,500
                                                                                 ---------------------------------
                                                                                                        1,474,740
                                                                                 ---------------------------------
Agricultural Chemicals (0.06%)
IMC Global Inc
      11.25%, 6/ 1/2011                                        1,000,000                                1,057,500
                                                                                 ---------------------------------

Agricultural Operations (0.70%)
Bunge Ltd Finance Corp
      4.38%, 12/15/2008                                        7,564,000                                7,345,340
      5.88%, 5/15/2013                                         3,640,000                                3,590,714
      5.10%, 7/15/2015                                         1,000,000                                  920,554
                                                                                 ---------------------------------
                                                                                                       11,856,608
                                                                                 ---------------------------------
Airlines (0.05%)
Southwest Airlines Co
      5.10%, 5/ 1/2006                                           180,943                                  180,945
      5.50%, 11/ 1/2006                                          650,000                                  650,866
                                                                                 ---------------------------------
                                                                                                          831,811
                                                                                 ---------------------------------
Apparel Manufacturers (0.03%)
Phillips-Van Heusen
      7.75%, 11/15/2023                                          475,000                                  498,750
                                                                                 ---------------------------------

Asset Backed Securities (6.14%)
Ameriquest Mortgage Securities Inc
      5.26%, 3/25/2035 (a)                                     1,177,657                                1,178,640
      5.19%, 7/25/2035 (a)                                     1,750,000                                1,752,417
Asset Backed Funding Certificates
      5.14%, 6/25/2035 (a)                                     5,500,000                                5,501,381
      5.20%, 7/25/2035 (a)                                     3,575,000                                3,580,473
Bear Stearns Asset Backed Securities Inc
      5.23%, 9/25/2035 (a)                                     8,075,000                                8,078,496

Carrington Mortgage Loan Trust
      5.22%, 1/25/2035 (a)                                     1,575,000                                1,576,317
      5.11%, 9/25/2035 (a)                                     2,399,268                                2,399,647
      5.24%, 12/25/2035 (a)                                    6,172,000                                6,182,795
Chase Funding Mortgage Loan Asset-Backed
      5.25%, 9/25/2033 (a)                                       681,826                                  683,566
      5.46%, 9/25/2033 (a)                                     1,215,000                                1,218,588
      5.19%, 12/25/2033 (a)                                      235,556                                  235,839
Citigroup Mortgage Loan Trust Inc
      5.06%, 7/25/2035 (a)                                     1,705,229                                1,705,294
CNH Wholesale Master Note Trust
      5.30%, 6/15/2011 (a)                                       650,000                                  650,484
Countrywide Asset-Backed Certificates
      5.28%, 8/25/2032 (a)                                     2,897,538                                2,899,847
      5.33%, 10/25/2032 (a)                                      658,061                                  658,860
      5.24%, 9/25/2033 (a)                                     1,269,660                                1,270,497
      5.48%, 6/25/2035 (a)                                     2,800,000                                2,817,038
      5.62%, 12/25/2035 (a)                                    2,600,000                                2,615,587
Countrywide Home Equity Loan Trust
      5.13%, 12/15/2035 (a)                                    3,353,730                                3,354,512
GMAC Mortgage Corp Loan Trust
      5.02%, 8/25/2035 (a)                                     4,800,000                                4,800,950
      5.14%, 8/25/2035 (a)                                     2,225,000                                2,224,878
Long Beach Mortgage Loan Trust
      5.49%, 6/25/2034 (a)                                       450,000                                  450,864
      5.46%, 2/25/2035 (a)                                     3,000,000                                3,019,131
      5.14%, 4/25/2035 (a)                                     4,300,000                                4,301,501
      5.07%, 7/25/2035 (a)                                     2,000,649                                2,000,941
Merrill Lynch Mortgage Investors Inc
      5.52%, 1/25/2035 (a)                                     1,800,000                                1,803,159
      5.14%, 4/25/2036 (a)                                     3,500,000                                3,501,092
      5.19%, 7/25/2036 (a)                                     4,019,356                                4,019,983
Morgan Stanley ABS Capital I
      5.22%, 7/25/2035 (a)                                     1,800,000                                1,803,548
MSDWCC Heloc Trust
      5.15%, 7/25/2017 (a)                                     1,574,795                                1,575,392
Nomura Asset Acceptance Corp
      5.19%, 6/25/2035 (a)                                     1,336,540                                1,336,782
Ownit Mortgage Loan Asset Backed Certificates
      5.26%, 8/25/2036 (a)                                     3,542,362                                3,543,588
Popular ABS Mortgage Pass-Through Trust
      5.22%, 11/25/2035 (a)                                    3,355,000                                3,359,455
Residential Asset Mortgage Products Inc
      5.19%, 12/25/2034 (a)                                    1,525,000                                1,526,519
      5.23%, 7/25/2035 (a)                                     3,000,000                                3,005,721
Residential Asset Securities Corp
      3.28%, 8/25/2029                                           330,754                                  328,911
SACO I Inc
      5.23%, 4/25/2035 (a)                                     1,625,477                                1,625,598
Saxon Asset Securities Trust
      5.30%, 12/26/2034 (a)                                    4,034,057                                4,041,153
      5.18%, 3/25/2035 (a)                                     2,825,000                                2,826,949
      5.48%, 3/25/2035 (a)                                     2,500,000                                2,506,490
Securitized Asset Backed Receivables LLC
      5.19%, 3/25/2035 (a)                                     2,135,000                                2,136,217
                                                                                 ---------------------------------
                                                                                                      104,099,100
                                                                                 ---------------------------------
Auto - Car & Light Trucks (0.42%)
DaimlerChrysler NA Holding Corp
      5.72%, 8/ 8/2006 (a)                                     1,900,000                                1,903,895

DaimlerChrysler NA Holding Corp (continued)
      5.36%, 9/10/2007 (a)                                     1,200,000                                1,203,309
      4.75%, 1/15/2008                                            75,000                                   74,013
      5.33%, 3/13/2009 (a)(b)                                  2,000,000                                2,000,594
      4.88%, 6/15/2010                                         2,000,000                                1,930,148
                                                                                 ---------------------------------
                                                                                                        7,111,959
                                                                                 ---------------------------------
Auto/Truck Parts & Equipment -
Original (0.14%)
ArvinMeritor Inc
      8.75%, 3/ 1/2012 (b)                                       375,000                                  384,844
Stanadyne Corp
      10.00%, 8/15/2014                                          375,000                                  345,000
Tenneco Inc
      10.25%, 7/15/2013                                          500,000                                  553,750
TRW Automotive Inc
      9.38%, 2/15/2013                                           600,000                                  645,000
United Components Inc
      9.38%, 6/15/2013                                           500,000                                  490,000
                                                                                 ---------------------------------
                                                                                                        2,418,594
                                                                                 ---------------------------------
Automobile Sequential (0.44%)
Capital Auto Receivables Asset Trust
      3.92%, 11/16/2009                                        2,000,000                                1,944,968
      5.28%, 6/15/2010 (a)                                     1,070,000                                1,075,711
Carss Finance LP
      5.18%, 1/15/2011 (a)(c)                                  2,822,380                                2,825,216
M&I Auto Loan Trust
      3.04%, 10/20/2008                                           98,965                                   98,495
WFS Financial Owner Trust
      4.50%, 5/17/2013                                         1,600,000                                1,559,962
                                                                                 ---------------------------------
                                                                                                        7,504,352
                                                                                 ---------------------------------
Beverages - Non-alcoholic (0.05%)
Bottling Group LLC
      4.63%, 11/15/2012                                          110,000                                  103,986
Coca-Cola HBC Finance BV
      5.13%, 9/17/2013                                           345,000                                  330,744
Cott Beverages USA Inc
      8.00%, 12/15/2011                                          350,000                                  356,125
                                                                                 ---------------------------------
                                                                                                          790,855
                                                                                 ---------------------------------
Beverages - Wine & Spirits (0.25%)
Diageo Capital PLC
      5.17%, 4/20/2007 (a)                                     1,800,000                                1,801,420
Diageo Finance BV
      5.50%, 4/ 1/2013                                         2,500,000                                2,459,748
                                                                                 ---------------------------------
                                                                                                        4,261,168
                                                                                 ---------------------------------
Brewery (0.29%)
Cia Brasileira de Bebidas
      10.50%, 12/15/2011                                       1,175,000                                1,407,062
      8.75%, 9/15/2013                                           685,000                                  779,188
Coors Brewing Co
      6.38%, 5/15/2012                                           650,000                                  666,411
FBG Finance Ltd
      5.13%, 6/15/2015 (c)                                     2,250,000                                2,077,553
                                                                                 ---------------------------------
                                                                                                        4,930,214
                                                                                 ---------------------------------
Broadcasting Services & Programming (0.02%)
Grupo Televisa SA
      8.50%, 3/11/2032                                           260,000                                  296,400
                                                                                 ---------------------------------


Building - Residential & Commercial (0.10%)
Beazer Homes USA Inc
      8.38%, 4/15/2012                                           800,000                                  833,000
DR Horton Inc
      8.50%, 4/15/2012                                           500,000                                  530,213
KB Home
      7.75%, 2/ 1/2010                                           340,000                                  350,316
                                                                                 ---------------------------------
                                                                                                        1,713,529
                                                                                 ---------------------------------
Building & Construction -
Miscellaneous (0.02%)
Dycom Industries Inc
      8.13%, 10/15/2015                                          400,000                                  412,000
                                                                                 ---------------------------------

Building & Construction Products -
Miscellaneous (0.24%)
CRH America Inc
      6.95%, 3/15/2012                                         1,525,000                                1,605,788
      5.30%, 10/15/2013                                          135,000                                  129,406
      6.40%, 10/15/2033                                          345,000                                  336,288
Interline Brands Inc
      11.50%, 5/15/2011                                          600,000                                  666,000
Masco Corp
      5.12%, 3/ 9/2007 (a)(c)                                  1,400,000                                1,400,780
                                                                                 ---------------------------------
                                                                                                        4,138,262
                                                                                 ---------------------------------
Building Products - Air & Heating (0.01%)
York International Corp
      6.63%, 8/15/2006                                           235,000                                  235,587
                                                                                 ---------------------------------

Building Products - Wood (0.01%)
Ainsworth Lumber Co Ltd
      6.75%, 3/15/2014                                           175,000                                  149,188
                                                                                 ---------------------------------

Cable TV (0.70%)
Cablevision Systems Corp
      9.62%, 4/ 1/2009 (a)(b)                                    200,000                                  211,500
Charter Communications Operating LLC/
Charter Communications
Operating Capital
      8.38%, 4/30/2014 (c)                                       650,000                                  653,250
Comcast Cable Communications
      8.38%, 5/ 1/2007                                           500,000                                  514,408
Comcast Corp
      5.90%, 3/15/2016                                         1,550,000                                1,511,579
      7.05%, 3/15/2033                                         2,400,000                                2,453,849
COX Communications Inc
      4.63%, 1/15/2010                                           805,000                                  773,649
      6.75%, 3/15/2011                                           305,000                                  314,502
      7.13%, 10/ 1/2012                                          450,000                                  472,370
      4.63%, 6/ 1/2013                                         1,000,000                                  908,810
      5.50%, 10/ 1/2015                                          165,000                                  154,390
CSC Holdings Inc
      7.25%, 7/15/2008                                           350,000                                  353,938
      10.50%, 5/15/2016 (b)                                    1,325,000                                1,397,875
Echostar DBS Corp
      6.63%, 10/ 1/2014                                        1,675,000                                1,614,281
Kabel Deutschland GmbH
      10.63%, 7/ 1/2014 (b)(c)                                   450,000                                  486,000
                                                                                 ---------------------------------
                                                                                                       11,820,401
                                                                                 ---------------------------------
Casino Hotels (0.45%)
Harrah's Operating Co Inc
      5.50%, 7/ 1/2010                                         1,060,000                                1,047,531
      5.63%, 6/ 1/2015                                           860,000                                  816,294

Harrah's Operating Co Inc (continued)
      5.75%, 10/ 1/2017                                        1,290,000                                1,208,855
Mandalay Resort Group
      10.25%, 8/ 1/2007                                        1,020,000                                1,068,450
MGM Mirage
      6.75%, 4/ 1/2013 (c)                                     3,050,000                                3,004,250
Turning Stone Casino Resort Enterprise
      9.13%, 12/15/2010 (c)                                      400,000                                  416,000
                                                                                 ---------------------------------
                                                                                                        7,561,380
                                                                                 ---------------------------------
Cellular Telecommunications (0.96%)
America Movil SA de CV
      5.74%, 4/27/2007 (a)                                     1,700,000                                1,703,400
      6.38%, 3/ 1/2035                                         1,025,000                                  939,465
Dobson Cellular Systems
      9.43%, 11/ 1/2011 (a)                                      400,000                                  414,000
New Cingular Wireless Services Inc
      8.13%, 5/ 1/2012                                         1,545,000                                1,729,754
      8.75%, 3/ 1/2031                                           525,000                                  659,926
Nextel Communications Inc
      5.95%, 3/15/2014                                         2,875,000                                2,827,200
Rogers Wireless Inc
      8.03%, 12/15/2010 (a)                                    3,000,000                                3,090,000
      7.25%, 12/15/2012                                        1,000,000                                1,036,250
Rural Cellular Corp
      8.25%, 3/15/2012                                           500,000                                  525,000
Verizon Wireless Capital LLC
      5.38%, 12/15/2006                                        1,395,000                                1,395,706
Vodafone Group PLC
      5.26%, 6/15/2011 (a)                                     1,930,000                                1,929,790
                                                                                 ---------------------------------
                                                                                                       16,250,491
                                                                                 ---------------------------------
Chemicals - Diversified (0.33%)
Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                                           240,000                                  239,855
Equistar Chemicals LP/Equistar Funding
      10.63%, 5/ 1/2011                                        1,915,000                                2,087,350
ICI Wilmington Inc
      5.63%, 12/ 1/2013                                          875,000                                  846,554
Ineos Group Holdings Plc
      8.50%, 2/15/2016 (b)(c)                                    400,000                                  380,000
Lyondell Chemical Co
      9.50%, 12/15/2008                                        2,022,000                                2,107,935
                                                                                 ---------------------------------
                                                                                                        5,661,694
                                                                                 ---------------------------------
Chemicals - Specialty (0.15%)
Chemtura Corp
      6.88%, 6/ 1/2016                                           840,000                                  837,583
Hercules Inc
      6.75%, 10/15/2029                                          400,000                                  386,500
Nalco Co
      8.88%, 11/15/2013 (b)                                      425,000                                  438,812
OM Group Inc
      9.25%, 12/15/2011                                          400,000                                  413,000
Rhodia SA
      7.63%, 6/ 1/2010 (b)                                       475,000                                  480,938
                                                                                 ---------------------------------
                                                                                                        2,556,833
                                                                                 ---------------------------------
Coal (0.05%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
      10.00%, 6/ 1/2012                                          250,000                                  273,750

Massey Energy Co
      6.88%, 12/15/2013 (b)(c)                                   600,000                                  577,500
                                                                                 ---------------------------------
                                                                                                          851,250
                                                                                 ---------------------------------
Coatings & Paint (0.05%)
Resolution Performance Products LLC/RPP
      8.00%, 12/15/2009                                          400,000                                  421,000
Valspar Corp
      6.00%, 5/ 1/2007                                           465,000                                  464,892
                                                                                 ---------------------------------
                                                                                                          885,892
                                                                                 ---------------------------------
Commercial Banks (0.92%)
American Express Centurion Bank
      5.00%, 7/19/2007 (a)                                     2,000,000                                2,002,354
BOI Capital Funding No 2 LP
      5.57%, 8/ 1/2016 (a)(c)                                  1,345,000                                1,266,948
Commonwealth Bank of Australia
      6.02%, 3/15/2036 (c)                                     1,700,000                                1,657,452
Glitnir Banki HF
      5.23%, 10/15/2008 (a)(b)(c)                              1,500,000                                1,489,964
      4.75%, 10/15/2010 (c)                                    1,700,000                                1,622,358
HSBC Holdings PLC
      5.25%, 12/12/2012                                          100,000                                   97,317
KeyBank NA
      4.74%, 8/ 8/2007 (a)                                       750,000                                  750,103
      4.84%, 11/ 3/2009 (a)                                    2,000,000                                2,003,462
Royal Bank of Scotland Group PLC
      5.00%, 10/ 1/2014                                          220,000                                  208,525
Union Planters Bank NA
      5.13%, 6/15/2007                                           310,000                                  308,431
United Overseas Bank Ltd
      4.50%, 7/ 2/2013 (c)                                       325,000                                  297,830
US Bank NA
      6.38%, 8/ 1/2011                                           275,000                                  285,199
VTB Capital SA for Vneshtorgbank
      5.68%, 9/21/2007 (a)(c)                                  1,410,000                                1,411,058
Wachovia Bank NA/Charlotte
      7.80%, 8/18/2010                                           385,000                                  417,362
Woori Bank
      6.13%, 5/ 3/2016 (a)(c)(d)                               1,700,000                                1,705,066
                                                                                 ---------------------------------
                                                                                                       15,523,429
                                                                                 ---------------------------------
Commercial Services (0.09%)
Iron Mountain Inc
      8.25%, 7/ 1/2011                                         1,175,000                                1,189,687
      6.63%, 1/ 1/2016                                           325,000                                  306,313
                                                                                 ---------------------------------
                                                                                                        1,496,000
                                                                                 ---------------------------------
Commercial Services - Finance (0.02%)
Cardtronics Inc
      9.25%, 8/15/2013 (c)                                       425,000                                  421,812
                                                                                 ---------------------------------

Computer Services (0.03%)
Sungard Data Systems Inc
      9.13%, 8/15/2013 (c)                                       425,000                                  453,687
                                                                                 ---------------------------------

Computers - Integrated Systems (0.01%)
NCR Corp
      7.13%, 6/15/2009                                           100,000                                  102,864
                                                                                 ---------------------------------


Computers  -Memory Devices (0.09%)
Seagate Technology HDD Holdings
      8.00%, 5/15/2009                                         1,500,000                                1,545,000
                                                                                 ---------------------------------

Consumer Products - Miscellaneous (0.28%)
Blyth Inc
      5.50%, 11/ 1/2013                                          400,000                                  338,000
Fortune Brands Inc
      5.13%, 1/15/2011                                         2,880,000                                2,811,137
      5.38%, 1/15/2016                                         1,450,000                                1,372,715
      5.88%, 1/15/2036 (b)                                       175,000                                  157,922
                                                                                 ---------------------------------
                                                                                                        4,679,774
                                                                                 ---------------------------------
Containers - Metal & Glass (0.14%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009 (b)                                     1,500,000                                1,560,000
      8.75%, 11/15/2012                                          750,000                                  800,625
                                                                                 ---------------------------------
                                                                                                        2,360,625
                                                                                 ---------------------------------
Containers - Paper & Plastic (0.07%)
Intertape Polymer US Inc
      8.50%, 8/ 1/2014                                           500,000                                  500,000
Plastipak Holdings Inc
      8.50%, 12/15/2015 (b)(c)                                   375,000                                  378,750
Smurfit-Stone Container Enterprises Inc
      8.38%, 7/ 1/2012                                           300,000                                  292,500
                                                                                 ---------------------------------
                                                                                                        1,171,250
                                                                                 ---------------------------------
Credit Card Asset Backed Securities (2.08%)
American Express Credit Account Master Trust
      5.15%, 9/15/2011 (a)                                       600,000                                  602,421
Bank One Issuance Trust
      3.59%, 5/17/2010                                         1,000,000                                  977,901
      5.22%, 3/15/2012 (a)                                     3,550,000                                3,572,077
Capital One Multi-Asset Execution Trust
      5.12%, 12/15/2009 (a)                                    1,690,000                                1,690,825
Chase Credit Card Master Trust
      5.10%, 5/15/2009 (a)                                     2,250,000                                2,249,845
      5.25%, 10/15/2010 (a)                                    1,550,000                                1,558,097
      5.23%, 1/17/2011 (a)                                     3,100,000                                3,116,489
      5.25%, 2/15/2011 (a)                                     2,500,000                                2,517,403
Citibank Credit Card Issuance Trust
      5.29%, 6/25/2009 (a)                                     3,250,000                                3,257,764
      5.14%, 5/20/2011 (a)                                     2,300,000                                2,307,052
Citibank Credit Card Master Trust I
      5.17%, 3/10/2011 (a)                                     1,875,000                                1,884,369
Discover Card Master Trust I
      5.75%, 12/15/2008                                        1,000,000                                1,001,071
First USA Credit Card Master Trust
      5.26%, 4/18/2011 (a)                                     3,650,000                                3,672,214
GE Capital Credit Card Master Note Trust
      5.20%, 6/15/2010 (a)                                     2,000,000                                2,004,192
MBNA Credit Card Master Note Trust
      5.28%, 10/15/2009 (a)                                    1,600,000                                1,604,672
Providian Master Note Trust
      5.10%, 11/15/2012 (c)                                    3,350,000                                3,316,990
                                                                                 ---------------------------------
                                                                                                       35,333,382
                                                                                 ---------------------------------
Cruise Lines (0.15%)
Royal Caribbean Cruises Ltd
      7.25%, 8/15/2006                                           950,000                                  953,895

Royal Caribbean Cruises Ltd (continued)
      7.00%, 10/15/2007                                        1,500,000                                1,525,041
                                                                                 ---------------------------------
                                                                                                        2,478,936
                                                                                 ---------------------------------
Data Processing & Management (0.09%)
Dun & Bradstreet Corp
      5.50%, 3/15/2011                                         1,350,000                                1,336,304
Fidelity National Information Services
      4.75%, 9/15/2008                                           225,000                                  207,287
                                                                                 ---------------------------------
                                                                                                        1,543,591
                                                                                 ---------------------------------
Dialysis Centers (0.02%)
DaVita Inc
      7.25%, 3/15/2015 (b)                                       400,000                                  400,000
                                                                                 ---------------------------------

Diversified Financial Services (0.07%)
General Electric Capital Corp
      4.63%, 9/15/2009 (b)                                       285,000                                  278,582
      4.25%, 12/ 1/2010                                          735,000                                  699,015
      6.75%, 3/15/2032                                           125,000                                  134,979
                                                                                 ---------------------------------
                                                                                                        1,112,576
                                                                                 ---------------------------------
Diversified Manufacturing Operations (0.23%)
General Electric Co
      5.00%, 2/ 1/2013                                           840,000                                  812,126
Jacuzzi Brands Inc
      9.63%, 7/ 1/2010                                           400,000                                  428,500
JB Poindexter & Co Inc
      8.75%, 3/15/2014                                           400,000                                  325,000
Tyco International Group SA
      6.38%, 10/15/2011                                        1,770,000                                1,820,289
      6.88%, 1/15/2029                                           500,000                                  514,206
                                                                                 ---------------------------------
                                                                                                        3,900,121
                                                                                 ---------------------------------
Diversified Minerals (0.18%)
Teck Cominco Ltd
      6.13%, 10/ 1/2035                                        1,250,000                                1,151,337
Vale Overseas Ltd
      6.25%, 1/11/2016                                         2,000,000                                1,965,000
                                                                                 ---------------------------------
                                                                                                        3,116,337
                                                                                 ---------------------------------
Diversified Operations (0.04%)
Noble Group Ltd
      6.63%, 3/17/2015 (b)(c)                                    850,000                                  750,577
                                                                                 ---------------------------------

Diversified Operations & Commercial
Services (0.02%)
Chemed Corp
      8.75%, 2/24/2011                                           350,000                                  371,000
                                                                                 ---------------------------------

E-Commerce - Products (0.01%)
FTD Inc
      7.75%, 2/15/2014                                           225,000                                  221,906
                                                                                 ---------------------------------

Electric - Distribution (0.08%)
Detroit Edison Co
      5.70%, 10/ 1/2037                                        1,495,000                                1,354,921
                                                                                 ---------------------------------

Electric - Generation (0.20%)
CE Casecnan Water & Energy
      11.95%, 11/15/2010                                       1,954,650                                2,115,909
Korea East-West Power Co Ltd
      4.88%, 4/21/2011 (c)                                       280,000                                  268,931

Tenaska Oklahoma
      6.53%, 12/30/2014 (c)                                      465,034                                  447,265
Tenaska Virginia Partners LP
      6.12%, 3/30/2024 (c)                                       500,706                                  492,034
                                                                                 ---------------------------------
                                                                                                        3,324,139
                                                                                 ---------------------------------
Electric - Integrated (3.12%)
Alabama Power Co
      4.99%, 8/25/2009 (a)                                     1,000,000                                1,003,012
AmerenUE
      5.40%, 2/ 1/2016                                         1,605,000                                1,547,275
      5.10%, 10/ 1/2019                                        1,560,000                                1,418,549
Appalachian Power Co
      5.29%, 6/29/2007 (a)                                     2,500,000                                2,505,993
Arizona Public Service Co
      6.50%, 3/ 1/2012                                         2,640,000                                2,686,717
      5.80%, 6/30/2014                                           555,000                                  539,552
Carolina Power & Light Co
      6.65%, 4/ 1/2008                                           200,000                                  203,997
      6.50%, 7/15/2012                                           200,000                                  206,458
      5.25%, 12/15/2015                                          935,000                                  890,881
Centerpoint Energy Inc
      5.88%, 6/ 1/2008                                           355,000                                  356,664
Cincinnati Gas & Electric
      5.40%, 6/15/2033                                           145,000                                  124,535
Commonwealth Edison Co
      5.90%, 3/15/2036                                           915,000                                  850,318
Consumers Energy Co
      4.25%, 4/15/2008                                           140,000                                  136,575
Dayton Power & Light Co/The
      5.12%, 10/ 1/2013 (a)                                      600,000                                  576,233
Dominion Resources Inc/VA
      5.05%, 5/15/2006 (a)                                     2,345,000                                2,344,850
      5.26%, 9/28/2007 (a)                                     1,440,000                                1,441,054
      5.69%, 5/15/2008                                         2,150,000                                2,154,369
      8.13%, 6/15/2010                                         1,075,000                                1,164,365
      5.95%, 6/15/2035                                           855,000                                  778,831
Duquesne Light Holdings Inc
      5.50%, 8/15/2015                                         1,500,000                                1,414,550
Entergy Gulf States Inc
      3.60%, 6/ 1/2008                                           345,000                                  330,377
      5.61%, 12/ 8/2008 (a)(c)                                 1,465,000                                1,465,842
Entergy Louisiana LLC
      5.83%, 11/ 1/2010                                          350,000                                  345,168
Exelon Corp
      4.45%, 6/15/2010                                           575,000                                  550,303
      6.75%, 5/ 1/2011                                           355,000                                  370,503
FirstEnergy Corp
      5.50%, 11/15/2006 (b)                                      400,000                                  399,970
      6.45%, 11/15/2011                                        1,705,000                                1,758,235
Florida Power & Light Co
      5.40%, 9/ 1/2035                                         1,520,000                                1,355,516
Georgia Power Co
      4.93%, 2/17/2009 (a)                                     2,650,000                                2,658,414
Indianapolis Power & Light
      7.38%, 8/ 1/2007                                           620,000                                  631,631
Midamerican Energy Holdings Co
      4.63%, 10/ 1/2007                                          380,000                                  375,881
      3.50%, 5/15/2008                                           975,000                                  937,771

Nevada Power Co
      6.65%, 4/ 1/2036 (c)                                     1,600,000                                1,542,672
Nisource Finance Corp
      3.20%, 11/ 1/2006                                          565,000                                  558,896
Northeast Utilities
      3.30%, 6/ 1/2008                                           460,000                                  438,820
Northern States Power-Minnesota
      5.25%, 7/15/2035                                           770,000                                  672,247
Ohio Power Co
      4.85%, 1/15/2014                                           510,000                                  474,538
PPL Energy Supply LLC
      6.40%, 11/ 1/2011                                           50,000                                   51,413
      5.40%, 8/15/2014                                           735,000                                  703,743
PSEG Power LLC
      3.75%, 4/ 1/2009                                         2,750,000                                2,616,454
      6.95%, 6/ 1/2012                                         1,685,000                                1,768,119
Puget Energy Inc
      3.36%, 6/ 1/2008                                           350,000                                  335,470
Southern California Edison Co
      5.00%, 1/15/2016                                           980,000                                  919,674
      5.35%, 7/15/2035                                         1,680,000                                1,470,931
TXU Electric Delivery Co
      6.38%, 5/ 1/2012                                         3,175,000                                3,239,151
      7.25%, 1/15/2033                                           115,000                                  124,844
TXU Energy Co LLC
      6.13%, 3/15/2008                                         2,805,000                                2,825,101
Virginia Electric & Power
      5.40%, 1/15/2016                                         1,400,000                                1,335,897
Virginia Electric and Power Co
      4.50%, 12/15/2010                                          325,000                                  309,699
                                                                                 ---------------------------------
                                                                                                       52,912,058
                                                                                 ---------------------------------
Electronic Components - Miscellaneous (0.13%)
Celestica Inc
      7.88%, 7/ 1/2011 (b)                                       350,000                                  356,125
      7.63%, 7/ 1/2013                                           100,000                                  100,000
Communications & Power Industries Inc
      8.00%, 2/ 1/2012                                           500,000                                  513,750
Flextronics International Ltd
      6.50%, 5/15/2013                                           500,000                                  492,500
Solectron Corp
      7.97%, 11/15/2006                                          700,000                                  707,000
                                                                                 ---------------------------------
                                                                                                        2,169,375
                                                                                 ---------------------------------
Electronic Components -
Semiconductors (0.13%)
Amkor Technology Inc
      9.25%, 2/15/2008 (b)                                       350,000                                  369,250
Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013                                         1,520,000                                1,504,892
STATS ChipPAC Ltd
      6.75%, 11/15/2011                                          375,000                                  366,563
                                                                                 ---------------------------------
                                                                                                        2,240,705
                                                                                 ---------------------------------
Electronic Connectors (0.08%)
Thomas & Betts Corp
      6.63%, 5/ 7/2008                                         1,330,000                                1,356,628
                                                                                 ---------------------------------

Electronics - Military (0.02%)
L-3 Communications Corp
      5.88%, 1/15/2015                                           400,000                                  376,000
                                                                                 ---------------------------------


Export & Import Bank (0.04%)
Export-Import Bank Of Korea
      4.50%, 8/12/2009                                           740,000                                  718,040
                                                                                 ---------------------------------

Federal & Federally Sponsored Credit (0.01%)
Federal Farm Credit Bank
      7.25%, 6/12/2007                                           180,000                                  183,958
                                                                                 ---------------------------------

Finance - Auto Loans (0.21%)
Ford Motor Credit Co
      6.50%, 1/25/2007                                           905,000                                  899,398
      6.63%, 6/16/2008                                           175,000                                  164,420
      5.63%, 10/ 1/2008                                          175,000                                  159,292
      9.47%, 4/15/2012 (a)(b)                                    225,000                                  225,249
General Motors Acceptance Corp
      6.88%, 9/15/2011                                         1,050,000                                  983,640
Nissan Motor Acceptance Corp
      4.63%, 3/ 8/2010 (c)                                     1,150,000                                1,104,176
                                                                                 ---------------------------------
                                                                                                        3,536,175
                                                                                 ---------------------------------
Finance - Commercial (0.52%)
Caterpillar Financial Services Corp
      5.12%, 7/27/2007 (a)                                     3,000,000                                3,000,468
      5.05%, 12/ 1/2010                                        1,375,000                                1,349,876
CIT Group Inc
      4.95%, 2/15/2007 (a)                                       875,000                                  876,452
Textron Financial Corp
      4.96%, 8/29/2006 (a)                                     1,500,000                                1,500,637
      5.36%, 10/ 6/2006 (a)                                    2,000,000                                2,004,062
                                                                                 ---------------------------------
                                                                                                        8,731,495
                                                                                 ---------------------------------
Finance - Consumer Loans (0.81%)
HSBC Finance Capital Trust IX
      5.91%, 11/30/2035                                          650,000                                  627,962
HSBC Finance Corp
      5.75%, 1/30/2007                                           700,000                                  702,535
      4.63%, 1/15/2008 (b)                                       100,000                                   98,860
      4.13%, 12/15/2008                                          900,000                                  873,489
      4.13%, 11/16/2009 (e)                                    1,750,000                                1,675,697
      5.03%, 11/16/2009 (a)                                    3,275,000                                3,296,972
      6.38%, 10/15/2011                                          110,000                                  113,757
      7.00%, 5/15/2012                                         2,095,000                                2,228,946
      4.75%, 7/15/2013                                           615,000                                  576,223
SLM Corp
      5.24%, 7/27/2009 (a)                                     3,500,000                                3,501,284
                                                                                 ---------------------------------
                                                                                                       13,695,725
                                                                                 ---------------------------------
Finance - Credit Card (0.30%)
Capital One Bank
      5.00%, 6/15/2009                                         2,165,000                                2,135,372
      5.13%, 2/15/2014                                           425,000                                  405,606
Capital One Financial Corp
      4.80%, 2/21/2012                                           735,000                                  698,479
MBNA Corp
      5.14%, 5/ 5/2008 (a)                                     1,875,000                                1,889,843
                                                                                 ---------------------------------
                                                                                                        5,129,300
                                                                                 ---------------------------------
Finance - Investment Banker & Broker (2.68%)
Bear Stearns Cos Inc/The
      5.30%, 10/30/2015                                          790,000                                  754,535
Citigroup Inc
      4.92%, 5/18/2010 (a)(b)                                  5,550,000                                5,562,920
Citigroup Inc (continued)
      5.00%, 9/15/2014                                           415,000                                  393,050
      5.30%, 1/ 7/2016                                         1,400,000                                1,347,273
      6.63%, 6/15/2032                                           470,000                                  488,172
      5.88%, 2/22/2033                                           250,000                                  235,385
Credit Suisse USA Inc
      5.31%, 1/15/2010 (a)                                     1,500,000                                1,504,703
E*Trade Financial Corp
      8.00%, 6/15/2011                                           500,000                                  516,250
Goldman Sachs Group Inc
      3.88%, 1/15/2009                                           790,000                                  761,543
      6.65%, 5/15/2009                                            75,000                                   77,616
      5.42%, 7/23/2009 (a)                                     2,000,000                                2,013,360
      5.02%, 3/ 2/2010 (a)                                     1,500,000                                1,500,867
      5.25%, 10/15/2013                                        2,500,000                                2,414,078
      5.15%, 1/15/2014                                           305,000                                  291,212
      6.45%, 5/ 1/2036                                         2,500,000                                2,470,360
Jefferies Group Inc
      6.25%, 1/15/2036                                         1,290,000                                1,178,519
JPMorgan Chase & Co
      5.05%, 3/ 9/2009 (a)                                     2,000,000                                2,005,724
      6.75%, 2/ 1/2011                                           175,000                                  183,133
      4.75%, 3/ 1/2015                                         2,135,000                                1,983,048
      5.25%, 5/ 1/2015                                         3,765,000                                3,596,038
Lehman Brothers Holdings Inc
      4.97%, 11/10/2009 (a)                                    3,000,000                                3,012,573
Merrill Lynch & Co Inc
      4.96%, 2/ 6/2009 (a)                                     2,275,000                                2,284,523
      4.93%, 2/ 5/2010 (a)                                     1,500,000                                1,504,366
Morgan Stanley
      5.18%, 1/12/2007 (a)                                     1,100,000                                1,100,875
      5.35%, 1/15/2010 (a)                                     3,925,000                                3,940,292
      6.75%, 4/15/2011                                           640,000                                  671,002
      5.30%, 3/ 1/2013                                           455,000                                  443,640
      4.75%, 4/ 1/2014                                         3,465,000                                3,204,477
                                                                                 ---------------------------------
                                                                                                       45,439,534
                                                                                 ---------------------------------
Finance - Leasing Company (0.13%)
Boeing Capital Corp
      5.65%, 5/15/2006                                           200,000                                  200,056
International Lease Finance Corp
      5.47%, 1/15/2010 (a)                                     2,000,000                                2,010,256
                                                                                 ---------------------------------
                                                                                                        2,210,312
                                                                                 ---------------------------------
Finance - Mortgage Loan/Banker (4.06%)
Countrywide Financial Corp
      5.20%, 12/19/2008 (a)                                    1,665,000                                1,667,298
Countrywide Home Loans Inc
      5.30%, 6/ 2/2006 (a)                                       775,000                                  775,066
      5.50%, 2/ 1/2007                                           255,000                                  255,166
      5.00%, 11/16/2007 (a)                                      750,000                                  751,614
      4.25%, 12/19/2007                                          240,000                                  235,663
Fannie Mae
      3.70%, 11/ 1/2007                                        1,870,000                                1,829,251
      2.88%, 5/19/2008                                           825,000                                  788,565
      3.88%, 11/17/2008                                        1,275,000                                1,234,899
      5.25%, 1/15/2009 (b)                                       350,000                                  350,845
      7.25%, 1/15/2010                                           250,000                                  267,029
      6.00%, 5/15/2011                                            75,000                                   77,323
      4.75%, 2/21/2013                                         1,350,000                                1,306,576
      5.26%, 2/25/2018 (a)                                     1,339,506                                1,343,186

Fannie Mae (continued)
      5.21%, 11/25/2022 (a)                                    1,628,280                                1,633,753
      5.16%, 1/25/2023 (a)                                     2,070,353                                2,074,160
      6.25%, 5/15/2029                                         1,000,000                                1,087,814
      7.25%, 5/15/2030                                         4,400,000                                5,379,383
      5.26%, 2/25/2032 (a)                                     3,312,595                                3,321,466
      5.21%, 3/25/2035 (a)                                     1,369,295                                1,369,373
Fannie Mae Whole Loan
      5.16%, 5/25/2035 (a)                                     2,896,483                                2,903,591
Freddie Mac
      2.65%, 5/30/2008                                         2,025,000                                1,926,798
      4.75%, 5/ 6/2013                                         1,150,000                                1,092,215
      4.63%, 5/28/2013                                           925,000                                  868,190
      4.50%, 7/15/2013                                        13,250,000                               12,605,745
      5.20%, 6/15/2018 (a)                                     1,652,445                                1,657,255
      5.35%, 6/15/2023 (a)                                     1,912,394                                1,930,917
      5.25%, 2/15/2030 (a)                                     1,336,124                                1,340,920
      5.25%, 5/15/2030 (a)                                     1,078,246                                1,080,658
      6.75%, 3/15/2031                                         1,303,000                                1,508,061
      6.25%, 7/15/2032 (b)                                     7,550,000                                8,252,490
Residential Capital Corp
      6.33%, 6/29/2007 (a)                                     2,025,000                                2,033,957
      6.90%, 4/17/2009 (a)(c)                                    400,000                                  399,758
      6.00%, 2/22/2011 (b)                                     4,100,000                                4,016,098
      6.50%, 4/17/2013                                           910,000                                  906,995
Thornburg Mortgage Inc
      8.00%, 5/15/2013                                           475,000                                  471,437
                                                                                 ---------------------------------
                                                                                                       68,743,515
                                                                                 ---------------------------------
Finance - Other Services (0.13%)
American Real Estate Partners LP/American
Real Estate Finance Corp
      7.13%, 2/15/2013                                           250,000                                  248,125
Athena Neurosciences Finance LLC
      7.25%, 2/21/2008 (b)                                       425,000                                  422,344
PCCW HKT Capital Ltd
      5.25%, 7/20/2015 (c)                                     1,750,000                                1,605,752
                                                                                 ---------------------------------
                                                                                                        2,276,221
                                                                                 ---------------------------------
Food - Meat Products (0.05%)
Tyson Foods Inc
      6.60%, 4/ 1/2016                                           930,000                                  912,320
                                                                                 ---------------------------------

Food - Miscellaneous/Diversified (0.15%)
Corn Products International Inc
      8.45%, 8/15/2009                                           470,000                                  506,511
HJ Heinz Co
      6.43%, 12/ 1/2008 (a)(c)                                   500,000                                  508,095
Kraft Foods Inc
      4.63%, 11/ 1/2006                                        1,525,000                                1,519,862
                                                                                 ---------------------------------
                                                                                                        2,534,468
                                                                                 ---------------------------------
Food - Retail (0.32%)
Delhaize America Inc
      8.13%, 4/15/2011                                           810,000                                  873,341
Safeway Inc
      7.00%, 9/15/2007                                           315,000                                  320,959
      5.31%, 3/27/2009 (a)                                     1,950,000                                1,949,436
      5.80%, 8/15/2012                                         2,300,000                                2,274,909
                                                                                 ---------------------------------
                                                                                                        5,418,645
                                                                                 ---------------------------------

Food - Wholesale & Distribution (0.01%)
Sysco International Co
      6.10%, 6/ 1/2012                                           100,000                                  102,057
                                                                                 ---------------------------------

Gas - Distribution (0.04%)
Sempra Energy
      4.75%, 5/15/2009                                           675,000                                  660,485
                                                                                 ---------------------------------

Home Equity - Other (6.88%)
AAA Trust
      5.26%, 2/27/2035 (a)(c)                                  1,500,000                                1,503,627
ACE Securities Corp
      5.19%, 3/25/2035 (a)                                     1,050,000                                1,050,947
      5.17%, 5/25/2035 (a)                                     1,115,000                                1,116,548
      5.07%, 7/25/2035 (a)                                     3,119,406                                3,119,650
      5.17%, 8/25/2035 (a)                                     6,050,000                                6,052,232
      5.17%, 9/25/2035 (a)                                     4,875,000                                4,876,185
      5.16%, 10/25/2035 (a)                                    5,100,000                                5,101,851
Asset Backed Funding Certificates
      5.22%, 2/25/2035 (a)                                     1,181,450                                1,181,899
Bear Stearns Asset Backed Securities Inc
      5.56%, 3/25/2034 (a)                                     1,515,000                                1,514,917
      5.20%, 2/25/2035 (a)                                     3,125,000                                3,126,806
CDC Mortgage Capital Trust
      5.53%, 6/25/2034 (a)                                       700,000                                  703,368
First NLC Trust
      5.19%, 5/25/2035 (a)                                     5,604,459                                5,606,101
      5.29%, 5/25/2035 (a)                                     1,432,450                                1,431,391
      5.19%, 12/25/2035 (a)                                    6,600,000                                6,602,508
First-Citizens Home Equity Loan LLC
      5.11%, 9/15/2022 (a)(c)                                  2,176,463                                2,169,409
Indymac Residential Asset Backed Trust
      5.20%, 8/25/2035 (a)                                     3,500,000                                3,505,103
IXIS Real Estate Capital Trust
      5.20%, 12/25/2035 (a)                                    2,375,000                                2,378,472
JP Morgan Mortgage Acquisition Corp
      5.22%, 7/25/2035 (a)                                     6,200,000                                6,213,169
Master Asset Backed Securities Trust
      5.19%, 12/25/2034 (a)                                    2,199,545                                2,201,096
Merrill Lynch Mortgage Investors Inc
      5.16%, 2/25/2036 (a)                                     2,700,000                                2,701,480
Morgan Stanley ABS Capital I
      5.18%, 12/25/2034 (a)                                    4,179,421                                4,183,801
      5.83%, 12/25/2034 (a)                                    1,500,000                                1,511,952
      5.06%, 7/25/2035 (a)                                     1,649,312                                1,649,599
      5.21%, 9/25/2035 (a)                                     5,500,000                                5,507,969
Morgan Stanley Home Equity Loans
      5.07%, 8/25/2035 (a)                                     3,558,688                                3,559,342
New Century Home Equity Loan Trust
      5.68%, 1/25/2034 (a)                                     1,500,000                                1,512,225
      5.25%, 3/25/2035 (a)                                     1,798,692                                1,800,510
Nomura Home Equity Loan Inc
      5.08%, 5/25/2035 (a)                                     2,599,463                                2,600,071
      5.18%, 5/25/2035 (a)                                     2,000,000                                2,003,232
Option One Mortgage Loan Trust
      5.49%, 5/25/2034 (a)                                     1,250,000                                1,256,715
      6.01%, 5/25/2034 (a)                                     1,250,000                                1,249,932
      5.26%, 11/25/2034 (a)                                      310,770                                  311,054
      5.20%, 2/25/2035 (a)                                     1,898,881                                1,901,269

Option One Mortgage Loan Trust (continued)
      5.96%, 2/25/2035 (a)                                       600,000                                  605,081
      5.18%, 5/25/2035 (a)                                     3,000,000                                3,003,681
Residential Asset Securities Corp
      6.76%, 4/25/2032 (a)                                        64,300                                   64,391
      5.40%, 10/25/2033 (a)                                      790,205                                  791,683
      5.55%, 12/25/2033 (a)                                    2,000,000                                2,012,292
      6.11%, 3/25/2035 (a)                                     1,050,000                                1,054,740
      5.16%, 5/25/2035 (a)                                     2,475,000                                2,476,428
      5.16%, 6/25/2035 (a)                                     3,750,000                                3,757,575
      5.12%, 7/25/2035 (a)                                     5,928,000                                5,930,365
Saxon Asset Securities Trust
      6.09%, 3/25/2035 (a)                                     1,800,000                                1,811,486
Structured Asset Securities Corp
      5.18%, 3/25/2035 (a)                                     2,725,000                                2,725,790
Wells Fargo Home Equity Trust
      5.46%, 4/25/2034 (a)                                     1,140,000                                1,139,958
                                                                                 ---------------------------------
                                                                                                      116,577,900
                                                                                 ---------------------------------
Home Equity - Sequential (0.12%)
Ameriquest Mortgage Securities Inc
      4.37%, 10/25/2033                                          481,892                                  480,101
Residential Asset Securities Corp
      4.70%, 10/25/2031                                        1,500,000                                1,492,198
                                                                                 ---------------------------------
                                                                                                        1,972,299
                                                                                 ---------------------------------
Hotels & Motels (0.13%)
HMH Properties Inc
      7.88%, 8/ 1/2008                                         1,140,000                                1,141,425
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                         1,000,000                                1,017,500
                                                                                 ---------------------------------
                                                                                                        2,158,925
                                                                                 ---------------------------------
Independent Power Producer (0.07%)
NRG Energy Inc
      7.25%, 2/ 1/2014                                           775,000                                  778,875
Reliant Energy Inc
      9.50%, 7/15/2013 (b)                                       450,000                                  456,750
                                                                                 ---------------------------------
                                                                                                        1,235,625
                                                                                 ---------------------------------
Industrial Automation & Robots (0.03%)
Intermec Inc
      7.00%, 3/15/2008                                           450,000                                  452,250
                                                                                 ---------------------------------

Industrial Gases (0.01%)
Praxair Inc
      6.50%, 3/ 1/2008                                           235,000                                  239,488
                                                                                 ---------------------------------

Insurance Brokers (0.13%)
AON Corp
      8.21%, 1/ 1/2027 (b)                                       765,000                                  846,457
Marsh & McLennan Cos Inc
      5.19%, 7/13/2007 (a)                                     1,275,000                                1,273,687
                                                                                 ---------------------------------
                                                                                                        2,120,144
                                                                                 ---------------------------------
Investment Companies (0.10%)
Canadian Oil Sands Ltd
      4.80%, 8/10/2009 (c)                                     1,700,000                                1,648,311
                                                                                 ---------------------------------


Investment Management & Advisory
Services (0.11%)
Ameriprise Financial Inc
      5.35%, 11/15/2010                                        1,860,000                                1,836,419
                                                                                 ---------------------------------

Life & Health Insurance (0.70%)
AmerUs Group Co
      5.95%, 8/15/2015                                           740,000                                  722,589
Hartford Life Global Funding Trusts
      5.08%, 9/15/2009 (a)                                     3,475,000                                3,481,953
Pacific Life Global Funding
      5.17%, 6/22/2011 (a)(c)                                  2,500,000                                2,500,975
Sun Life Financial Global Funding LP
      5.26%, 7/ 6/2010 (a)(c)                                  1,750,000                                1,752,445
Torchmark Corp
      6.25%, 12/15/2006                                          500,000                                  501,208
UnumProvident Corp
      6.00%, 5/15/2008                                         2,200,000                                2,209,143
      7.38%, 6/15/2032                                           655,000                                  642,295
                                                                                 ---------------------------------
                                                                                                       11,810,608
                                                                                 ---------------------------------
Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
      5.13%, 6/ 1/2007                                           175,000                                  174,303
                                                                                 ---------------------------------

Machinery - Construction & Mining (0.04%)
Terex Corp
      9.25%, 7/15/2011                                           600,000                                  639,000
                                                                                 ---------------------------------

Machinery - Farm (0.04%)
Case New Holland Inc
      9.25%, 8/ 1/2011                                           475,000                                  504,687
      7.13%, 3/ 1/2014 (c)                                       200,000                                  196,500
                                                                                 ---------------------------------
                                                                                                          701,187
                                                                                 ---------------------------------
Machinery Tools & Related Products (0.10%)
Kennametal Inc
      7.20%, 6/15/2012                                         1,525,000                                1,610,707
                                                                                 ---------------------------------

Medical  - Outpatient & Home Medical
Care (0.02%)
Select Medical Corp
      7.63%, 2/ 1/2015 (b)                                       350,000                                  315,875
                                                                                 ---------------------------------

Medical - Drugs (0.22%)
Allergan Inc
      5.75%, 4/ 1/2016 (c)                                     2,090,000                                2,062,067
Biovail Corp
      7.88%, 4/ 1/2010                                           500,000                                  505,000
Teva Pharmaceutical Finance LLC
      5.55%, 2/ 1/2016                                           375,000                                  358,148
      6.15%, 2/ 1/2036                                           915,000                                  845,389
                                                                                 ---------------------------------
                                                                                                        3,770,604
                                                                                 ---------------------------------
Medical - HMO (0.41%)
Coventry Health Care Inc
      5.88%, 1/15/2012                                         2,892,000                                2,834,160
UnitedHealth Group Inc
      5.80%, 3/15/2036                                         1,550,000                                1,426,615
WellPoint Inc
      5.00%, 1/15/2011                                           350,000                                  340,973
      5.25%, 1/15/2016                                         1,450,000                                1,377,909

WellPoint Inc (continued)
      5.85%, 1/15/2036                                         1,100,000                                1,010,362
                                                                                 ---------------------------------
                                                                                                        6,990,019
                                                                                 ---------------------------------
Medical - Hospitals (0.37%)
HCA Inc
      7.13%, 6/ 1/2006                                           435,000                                  435,497
      5.25%, 11/ 6/2008                                        1,190,000                                1,170,060
      6.95%, 5/ 1/2012                                         3,340,000                                3,351,470
      6.25%, 2/15/2013                                           200,000                                  192,931
      8.36%, 4/15/2024                                           150,000                                  154,870
Triad Hospitals Inc
      7.00%, 5/15/2012 (b)                                       150,000                                  148,875
      7.00%, 11/15/2013                                          250,000                                  244,063
United Surgical Partners International
      10.00%, 12/15/2011                                         550,000                                  586,438
                                                                                 ---------------------------------
                                                                                                        6,284,204
                                                                                 ---------------------------------
Medical - Wholesale Drug Distribution (0.11%)
AmerisourceBergen Corp
      5.63%, 9/15/2012 (c)                                     1,950,000                                1,904,506
                                                                                 ---------------------------------

Medical Instruments (0.04%)
Boston Scientific Corp
      5.50%, 11/15/2015                                          750,000                                  740,990
                                                                                 ---------------------------------

Medical Laboratory & Testing Service (0.07%)
Quest Diagnostics Inc
      5.45%, 11/ 1/2015                                        1,200,000                                1,150,236
                                                                                 ---------------------------------

Metal - Diversified (0.24%)
Earle M Jorgensen Co
      9.75%, 6/ 1/2012                                           450,000                                  486,000
Falconbridge Ltd
      7.35%, 6/ 5/2012                                           500,000                                  531,119
      7.25%, 7/15/2012                                         1,850,000                                1,957,353
      5.38%, 6/ 1/2015                                           640,000                                  595,364
Freeport-McMoRan Copper & Gold Inc
      6.88%, 2/ 1/2014 (b)                                       500,000                                  496,250
                                                                                 ---------------------------------
                                                                                                        4,066,086
                                                                                 ---------------------------------
Metal Processors & Fabrication (0.02%)
Trimas Corp
      9.88%, 6/15/2012                                           300,000                                  281,250
                                                                                 ---------------------------------

Miscellaneous Manufacturers (0.03%)
Samsonite Corp
      8.88%, 6/ 1/2011                                           450,000                                  477,000
                                                                                 ---------------------------------

Mortgage Backed Securities (11.79%)
ACT Depositor Corp
      5.09%, 9/22/2041 (a)(c)                                  6,250,000                                6,235,000
Adjustable Rate Mortgage Trust
      5.53%, 2/25/2035 (a)                                     2,000,000                                2,016,064
      5.12%, 11/25/2035 (a)                                    1,600,000                                1,569,213
Banc of America Commercial Mortgage Inc
      0.13%, 11/10/2038 (a)(c)                                 9,688,334                                  178,769
      0.05%, 7/10/2043 (a)(c)                                160,830,611                                1,884,452
      4.67%, 7/10/2043                                         3,000,000                                2,782,164
      4.86%, 7/10/2043                                         3,000,000                                2,820,750

Bear Stearns Adjustable Rate Mortgage Trust
      3.51%, 6/25/2034 (a)                                       855,000                                  819,435
      5.12%, 8/25/2035 (a)                                     3,157,017                                3,132,944
Bear Stearns Alt-A Trust
      5.24%, 7/25/2035 (a)                                       978,473                                  979,267
Bear Stearns Commercial Mortgage
Securities Inc
      5.22%, 6/15/2017 (a)(c)                                  2,750,000                                2,749,961
      0.71%, 5/11/2039 (a)(c)                                  7,367,618                                  152,075
Bella Vista Mortgage Trust
      5.25%, 1/22/2045 (a)                                     1,992,689                                1,994,902
      5.17%, 5/20/2045 (a)                                     2,457,964                                2,462,693
Chase Commercial Mortgage Securities Corp
      7.03%, 1/15/2032                                            64,495                                   64,746
      7.32%, 10/15/2032                                        4,000,000                                4,249,536
Chase Manhattan Bank-First Union National
      7.13%, 8/15/2031                                           206,359                                  207,623
Countrywide Alternative Loan Trust
      5.00%, 10/25/2018                                        1,797,811                                1,740,506
      5.21%, 5/25/2034 (a)                                     2,250,000                                2,249,771
      5.18%, 5/25/2035 (a)                                        74,923                                   74,971
      5.20%, 7/20/2035 (a)(f)                                  2,811,585                                2,824,012
Countrywide Asset-Backed Certificates
      5.09%, 11/25/2035 (a)                                    2,582,295                                2,582,334
      5.24%, 11/25/2035 (a)                                    2,325,000                                2,325,914
      4.85%, 1/25/2036 (a)                                     6,000,000                                6,009,792
Countrywide Home Loan Mortgage Pass Through
      4.50%, 1/25/2033                                            45,734                                   45,254
      4.60%, 12/19/2033 (a)                                    1,000,000                                  940,063
CS First Boston Mortgage Securities Corp
      5.18%, 11/15/2020 (a)(c)                                 3,000,000                                3,003,573
      1.63%, 3/15/2036 (a)(c)                                 12,148,120                                  421,345
      0.70%, 5/15/2036 (a)(c)                                 14,059,757                                  209,575
      0.83%, 7/15/2036 (a)(c)                                 13,902,617                                  332,481
      0.14%, 11/15/2037 (a)(c)                                23,140,026                                  474,232
      7.90%, 9/15/2041 (a)                                       470,000                                  505,304
First Union National Bank Commercial Mortgage
      8.09%, 5/17/2032                                           700,000                                  762,836
      6.14%, 2/12/2034                                           150,000                                  154,389
Ge Capital Commercial Mortgage Corp
      0.80%, 3/10/2040 (a)(c)                                 22,152,942                                  498,441
      4.98%, 5/10/2043 (a)                                     5,780,000                                5,484,185
GMAC Commercial Mortgage Securities Inc
      1.06%, 3/10/2038 (a)(c)                                 10,576,618                                  328,848
Greenpoint Mortgage Funding Trust
      5.23%, 6/25/2045 (a)                                     1,776,439                                1,776,986
      5.26%, 6/25/2045 (a)                                     1,624,516                                1,630,876
Greenwich Capital Commercial Funding Corp
      0.53%, 6/10/2036 (a)(c)                                112,578,632                                1,428,398
HSI Asset Securitization Corp Trust
      5.09%, 7/25/2035 (a)                                     4,394,383                                4,395,358
      5.14%, 8/25/2035 (a)                                     5,025,000                                5,026,824
Impac CMB Trust
      5.43%, 10/25/2033 (a)                                      922,852                                  923,283
      5.46%, 10/25/2033 (a)                                      839,356                                  839,511
      5.34%, 1/25/2035 (a)                                     1,888,711                                1,891,559
      5.27%, 4/25/2035 (a)                                     1,547,592                                1,548,738
      5.39%, 4/25/2035 (a)                                     1,024,678                                1,026,393
      5.26%, 8/25/2035 (a)                                     1,653,302                                1,654,054
      5.47%, 8/25/2035 (a)                                     4,577,757                                4,597,711

Impac Secured Assets CMN Owner Trust
      5.23%, 12/25/2031 (a)                                    5,450,000                                5,450,322
Indymac Index Mortgage Loan Trust
      5.26%, 4/25/2034 (a)                                     2,965,356                                2,970,340
      5.19%, 4/25/2035 (a)                                     1,657,114                                1,661,924
      5.29%, 4/25/2035 (a)                                     1,215,251                                1,221,908
      5.26%, 8/25/2035 (a)                                     2,271,499                                2,280,117
JP Morgan Chase Commercial Mortgage
Securities
      1.29%, 1/12/2039 (a)(c)                                 10,607,294                                  428,683
      0.08%, 1/15/2042 (a)(c)                                 25,667,479                                  456,111
JP Morgan Mortgage Trust
      4.96%, 11/25/2035 (a)                                    5,850,000                                5,704,417
      5.40%, 2/25/2036 (a)                                     2,125,000                                2,108,108
LB-UBS Commercial Mortgage Trust
      4.90%, 6/15/2026                                           490,000                                  487,261
      6.37%, 12/15/2028                                          400,000                                  415,578
      0.81%, 3/15/2034 (a)(c)                                  3,532,932                                   58,353
      0.29%, 3/15/2036 (a)(c)                                  7,258,444                                  204,594
      1.33%, 3/15/2036 (a)(c)                                  6,415,333                                  241,024
      0.90%, 8/15/2036 (a)(c)                                 10,827,407                                  264,535
      0.13%, 7/15/2040 (c)                                    73,702,565                                1,582,173
Lehman XS Trust
      4.89%, 11/25/2035 (a)(f)                                 6,547,620                                6,547,620
Merrill Lynch Mortgage Investors Inc
      5.08%, 8/25/2035 (a)                                     2,707,018                                2,706,883
      5.31%, 8/25/2036 (a)                                       659,353                                  661,483
Merrill Lynch Mortgage Trust
      0.69%, 2/12/2042 (a)                                    28,419,473                                  484,950
Morgan Stanley Capital I
      7.11%, 4/15/2033                                           100,000                                  104,713
      1.23%, 1/13/2041 (a)(c)                                  7,193,254                                  282,378
      5.03%, 5/24/2043 (a)(c)(f)                               4,600,000                                4,600,000
Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                                            34,195                                   34,993
      6.20%, 7/15/2033                                           358,528                                  363,611
      0.92%, 4/15/2034 (a)(c)                                  2,908,626                                   61,645
Nationslink Funding Corp
      7.23%, 6/20/2031                                           115,000                                  118,631
Nomura Asset Acceptance Corp
      5.31%, 2/25/2035 (a)                                     1,627,597                                1,629,927
Sequoia Mortgage Trust
      5.15%, 2/20/2035 (a)                                     1,786,222                                1,785,586
Specialty Underwriting & Residential Finance
      5.47%, 2/25/2035 (a)                                     1,135,000                                1,141,112
      5.19%, 12/25/2035 (a)                                    2,500,000                                2,501,580
      5.19%, 3/25/2036 (a)                                     2,700,000                                2,703,475
      5.07%, 6/25/2036 (a)                                     2,140,557                                2,140,852
Structured Adjustable Rate Mortgage Loan
Trust
      4.70%, 7/25/2034 (a)                                     1,300,000                                1,267,712
      5.66%, 8/25/2034 (a)                                     2,414,385                                2,418,031
      5.21%, 3/25/2035 (a)                                     2,385,768                                2,386,019
      5.25%, 12/25/2035                                        3,243,390                                3,205,968
Structured Asset Mortgage Investments Inc
      5.26%, 5/25/2045 (a)                                     1,787,172                                1,795,436
      5.27%, 9/25/2045 (a)                                     2,533,962                                2,545,697
Thornburg Mortgage Securities Trust
      5.22%, 10/25/2035 (a)                                    4,225,630                                4,230,785
Wachovia Bank Commercial Mortgage Trust
      0.13%, 11/15/2035 (c)                                   67,784,255                                  798,431
      0.63%, 10/15/2041 (a)(c)                                59,585,413                                1,130,693
      0.46%, 3/15/2042 (a)(c)                                101,694,995                                1,355,493
      4.94%, 4/15/2042                                         5,535,000                                5,231,599
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (c)                                     3,648,424                                3,489,174
Washington Mutual Inc
      3.97%, 3/25/2033                                           651,179                                  635,355
      3.80%, 6/25/2034 (a)                                     1,345,000                                1,279,898
      4.68%, 5/25/2035 (a)                                       945,000                                  919,696
      5.29%, 7/25/2044 (a)                                     1,748,282                                1,760,274
      5.27%, 1/25/2045 (a)                                     1,419,237                                1,425,663
      5.36%, 1/25/2045 (a)                                     2,775,000                                2,793,143
      5.49%, 1/25/2045 (a)                                     2,470,662                                2,494,519
      5.19%, 4/25/2045 (a)                                     1,096,472                                1,097,749
      5.23%, 4/25/2045 (a)                                     1,096,472                                1,099,199
      5.25%, 7/25/2045 (a)                                     2,514,557                                2,522,227
      5.21%, 11/25/2045 (a)                                    6,148,269                                6,164,045
Wells Fargo Mortgage Backed Securities
      4.98%, 10/25/2035 (a)                                    2,451,036                                2,414,861
                                                                                 ---------------------------------
                                                                                                      199,873,665
                                                                                 ---------------------------------
Multi-line Insurance (0.33%)
ACE Ltd
      6.00%, 4/ 1/2007                                         1,450,000                                1,455,707
ING Groep NV
      5.78%, 12/ 8/2035                                        1,335,000                                1,278,611
Metlife Inc
      5.25%, 12/ 1/2006                                        1,200,000                                1,199,101
Metropolitan Life Global Funding I
      5.07%, 3/17/2009 (a)(c)                                  1,625,000                                1,625,264
                                                                                 ---------------------------------
                                                                                                        5,558,683
                                                                                 ---------------------------------
Multimedia (0.53%)
News America Inc
      6.63%, 1/ 9/2008                                         1,875,000                                1,911,964
      4.75%, 3/15/2010                                           160,000                                  155,177
      6.20%, 12/15/2034                                        1,360,000                                1,257,580
      6.40%, 12/15/2035 (c)                                      775,000                                  732,473
Time Warner Entertainment Co LP
      8.38%, 3/15/2023                                         1,755,000                                1,968,113
Time Warner Inc
      6.15%, 5/ 1/2007                                           705,000                                  709,982
Viacom Inc
      5.75%, 4/30/2011 (c)                                     1,020,000                                1,012,919
      6.88%, 4/30/2036 (c)                                       655,000                                  645,515
Walt Disney Co
      5.38%, 6/ 1/2007                                           520,000                                  519,717
                                                                                 ---------------------------------
                                                                                                        8,913,440
                                                                                 ---------------------------------
Music (0.02%)
Warner Music Group
      7.38%, 4/15/2014                                           350,000                                  344,750
                                                                                 ---------------------------------

Mutual Insurance (0.05%)
Liberty Mutual Group Inc
      7.00%, 3/15/2034 (c)                                       880,000                                  841,592
                                                                                 ---------------------------------

Networking Products (0.13%)
Cisco Systems Inc
      5.25%, 2/22/2011                                         2,300,000                                2,276,777
                                                                                 ---------------------------------

Non-hazardous Waste Disposal (0.33%)
Allied Waste North America
      8.88%, 4/ 1/2008                                         4,000,000                                4,200,000
Casella Waste Systems Inc
      9.75%, 2/ 1/2013                                           375,000                                  399,375
Waste Management Inc
      5.00%, 3/15/2014                                           385,000                                  362,021
      7.00%, 7/15/2028                                           545,000                                  565,605
                                                                                 ---------------------------------
                                                                                                        5,527,001
                                                                                 ---------------------------------
Office Automation & Equipment (0.04%)
Xerox Corp
      6.40%, 3/15/2016                                           775,000                                  754,656
                                                                                 ---------------------------------

Oil - Field Services (0.18%)
Halliburton Co
      6.00%, 8/ 1/2006                                           525,000                                  525,496
      5.50%, 10/15/2010                                        1,655,000                                1,652,365
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (a)                                       803,000                                  823,075
                                                                                 ---------------------------------
                                                                                                        3,000,936
                                                                                 ---------------------------------
Oil Company - Exploration &
Production (1.13%)
Alberta Energy Co Ltd
      7.38%, 11/ 1/2031                                          650,000                                  725,176
Callon Petroleum Co
      9.75%, 12/ 8/2010                                          300,000                                  315,750
Chesapeake Energy Corp
      6.63%, 1/15/2016                                           550,000                                  533,500
      6.50%, 8/15/2017                                           250,000                                  238,750
Compton Petroleum Finance Corp
      7.63%, 12/ 1/2013 (c)                                      475,000                                  470,250
Devon Financing Corp ULC
      7.88%, 9/30/2031                                         1,390,000                                1,641,646
EnCana Corp
      6.30%, 11/ 1/2011                                          175,000                                  180,441
      7.20%, 11/ 1/2031                                          125,000                                  136,736
Energy Partners Ltd
      8.75%, 8/ 1/2010                                           400,000                                  409,000
Newfield Exploration Co
      8.38%, 8/15/2012                                         2,350,000                                2,520,375
Nexen Inc
      5.05%, 11/20/2013                                        4,125,000                                3,915,215
      7.88%, 3/15/2032                                           225,000                                  257,714
Pemex Project Funding Master Trust
      8.00%, 11/15/2011                                        1,170,000                                1,267,110
      7.38%, 12/15/2014                                          150,000                                  159,000
Plains Exploration & Production Co
      8.75%, 7/ 1/2012                                           375,000                                  396,562
Pogo Producing Co
      6.88%, 10/ 1/2017 (b)                                      375,000                                  364,688
Swift Energy Co
      9.38%, 5/ 1/2012 (b)                                       600,000                                  637,500
Talisman Energy Inc
      5.13%, 5/15/2015                                         1,150,000                                1,085,252
Vintage Petroleum Inc
      7.88%, 5/15/2011                                         1,500,000                                1,559,070
XTO Energy Inc
      6.25%, 4/15/2013                                           235,000                                  240,444
      5.65%, 4/ 1/2016                                         1,300,000                                1,266,291

XTO Energy Inc (continued)
      6.10%, 4/ 1/2036                                           835,000                                  786,955
                                                                                 ---------------------------------
                                                                                                       19,107,425
                                                                                 ---------------------------------
Oil Company - Integrated (0.41%)
ConocoPhillips Holding Co
      6.95%, 4/15/2029                                           100,000                                  110,289
Husky Energy Inc
      6.25%, 6/15/2012                                         1,125,000                                1,140,910
      6.15%, 6/15/2019                                           700,000                                  686,446
Occidental Petroleum Corp
      4.00%, 11/30/2007                                          460,000                                  450,747
Petrobras International Finance Co
      9.13%, 2/ 1/2007                                           325,000                                  332,800
      9.75%, 7/ 6/2011                                           180,000                                  209,250
      8.38%, 12/10/2018                                          600,000                                  672,000
Petro-Canada
      5.95%, 5/15/2035                                           730,000                                  675,621
Petronas Capital Ltd
      7.88%, 5/22/2022 (c)                                       545,000                                  632,997
Phillips 66 Capital Trust II
      8.00%, 1/15/2037                                         1,964,000                                2,068,116
                                                                                 ---------------------------------
                                                                                                        6,979,176
                                                                                 ---------------------------------
Oil Field Machinery & Equipment (0.05%)
Cooper Cameron Corp
      2.65%, 4/15/2007                                           940,000                                  910,725
                                                                                 ---------------------------------

Oil Refining & Marketing (0.75%)
Enterprise Products Operating LP
      4.00%, 10/15/2007                                        1,095,000                                1,070,033
      6.38%, 2/ 1/2013                                           775,000                                  786,423
      5.75%, 3/ 1/2035                                           945,000                                  819,145
Premcor Refining Group Inc/The
      9.25%, 2/ 1/2010                                         4,010,000                                4,299,891
      6.75%, 2/ 1/2011                                         1,675,000                                1,740,722
      7.50%, 6/15/2015                                         2,522,000                                2,650,029
Tesoro Corp
      6.25%, 11/ 1/2012 (c)                                    1,350,000                                1,323,000
                                                                                 ---------------------------------
                                                                                                       12,689,243
                                                                                 ---------------------------------
Paper & Related Products (0.26%)
Abitibi-Consolidated Inc
      8.55%, 8/ 1/2010 (b)                                       400,000                                  410,000
Celulosa Arauco y Constitucion SA
      5.13%, 7/ 9/2013                                           205,000                                  190,238
Glatfelter
      7.13%, 5/ 1/2016 (c)                                       400,000                                  401,583
International Paper Co
      4.25%, 1/15/2009                                         1,400,000                                1,352,679
Neenah Paper Inc
      7.38%, 11/15/2014                                          550,000                                  514,250
Plum Creek Timberlands LP
      5.88%, 11/15/2015                                        1,595,000                                1,544,705
                                                                                 ---------------------------------
                                                                                                        4,413,455
                                                                                 ---------------------------------
Pharmacy Services (0.21%)
Medco Health Solutions Inc
      7.25%, 8/15/2013                                         2,085,000                                2,223,548
Omnicare Inc
      6.75%, 12/15/2013                                          250,000                                  247,188

Omnicare Inc (continued)
      6.88%, 12/15/2015                                        1,100,000                                1,087,625
                                                                                 ---------------------------------
                                                                                                        3,558,361
                                                                                 ---------------------------------
Physician Practice Management (0.05%)
US Oncology Inc
      9.00%, 8/15/2012                                           600,000                                  636,000
      10.75%, 8/15/2014                                          150,000                                  167,813
                                                                                 ---------------------------------
                                                                                                          803,813
                                                                                 ---------------------------------
Pipelines (0.74%)
Boardwalk Pipelines LLC
      5.50%, 2/ 1/2017                                           540,000                                  511,828
Buckeye Partners LP
      4.63%, 7/15/2013                                         1,185,000                                1,092,910
Consolidated Natural Gas Co
      5.00%, 3/ 1/2014                                           250,000                                  233,078
Enbridge Energy Partners LP
      4.00%, 1/15/2009                                           388,000                                  370,730
Energy Transfer Partners LP
      5.65%, 8/ 1/2012                                         1,600,000                                1,563,886
      5.95%, 2/ 1/2015                                         2,400,000                                2,343,902
Kinder Morgan Inc
      6.50%, 9/ 1/2012                                         2,742,000                                2,821,666
National Fuel Gas Co
      5.25%, 3/ 1/2013                                           350,000                                  336,136
Northwest Pipeline Corp
      8.13%, 3/ 1/2010                                         1,210,000                                1,275,038
Southern Natural Gas Co
      8.88%, 3/15/2010                                         1,610,000                                1,709,015
Texas Eastern Transmission LP
      5.25%, 7/15/2007                                           335,000                                  333,744
                                                                                 ---------------------------------
                                                                                                       12,591,933
                                                                                 ---------------------------------
Poultry (0.03%)
Pilgrim's Pride Corp
      9.63%, 9/15/2011                                           500,000                                  521,250
                                                                                 ---------------------------------

Printing - Commercial (0.07%)
Cadmus Communications Corp
      8.38%, 6/15/2014                                           500,000                                  503,750
Sheridan Group Inc/The
      10.25%, 8/15/2011                                          650,000                                  669,500
                                                                                 ---------------------------------
                                                                                                        1,173,250
                                                                                 ---------------------------------
Private Corrections (0.03%)
Corrections Corp of America
      6.75%, 1/31/2014                                           500,000                                  487,500
                                                                                 ---------------------------------

Property & Casualty Insurance (0.25%)
Arch Capital Group Ltd
      7.35%, 5/ 1/2034                                         1,525,000                                1,573,907
Markel Corp
      6.80%, 2/15/2013 (b)                                       940,000                                  953,144
      7.35%, 8/15/2034                                           135,000                                  134,898
St Paul Travelers Cos Inc/The
      5.75%, 3/15/2007                                         1,125,000                                1,127,846
WR Berkley Corp
      5.88%, 2/15/2013                                           430,000                                  420,026
                                                                                 ---------------------------------
                                                                                                        4,209,821
                                                                                 ---------------------------------

Publishing - Books (0.01%)
Reed Elsevier Capital Inc
      6.13%, 8/ 1/2006                                           150,000                                  150,267
                                                                                 ---------------------------------

Publishing - Newspapers (0.02%)
Block Communications Inc
      8.25%, 12/15/2015 (c)                                      350,000                                  342,125
                                                                                 ---------------------------------

Publishing - Periodicals (0.04%)
Dex Media West LLC/Dex Media Finance Co
      9.88%, 8/15/2013                                           600,000                                  660,750
                                                                                 ---------------------------------

Quarrying (0.02%)
Compass Minerals International Inc
      0.00%, 6/ 1/2013 (a)(g)                                    450,000                                  409,500
                                                                                 ---------------------------------

Real Estate Operator & Developer (0.16%)
EOP Operating LP
      5.88%, 1/15/2013                                         1,085,000                                1,075,490
      4.75%, 3/15/2014                                         1,750,000                                1,605,427
                                                                                 ---------------------------------
                                                                                                        2,680,917
                                                                                 ---------------------------------
Recreational Centers (0.04%)
AMF Bowling Worldwide Inc
      10.00%, 3/ 1/2010                                          625,000                                  642,969
                                                                                 ---------------------------------

Regional Banks (0.52%)
Fifth Third Bancorp
      3.38%, 8/15/2008                                           350,000                                  335,437
Keycorp
      5.29%, 7/23/2007 (a)                                     1,750,000                                1,754,141
PNC Funding Corp
      5.25%, 11/15/2015                                          775,000                                  738,349
Wachovia Corp
      5.63%, 12/15/2008                                          865,000                                  870,885
      6.38%, 2/ 1/2009                                           365,000                                  372,994
Wells Fargo & Co
      5.13%, 2/15/2007                                           610,000                                  609,546
      5.02%, 9/28/2007 (a)                                     1,160,000                                1,160,752
      3.12%, 8/15/2008                                           465,000                                  444,102
      4.00%, 9/10/2012 (a)                                     2,500,000                                2,447,167
                                                                                 ---------------------------------
                                                                                                        8,733,373
                                                                                 ---------------------------------
Reinsurance (0.27%)
Platinum Underwriters Finance Inc
      7.50%, 6/ 1/2017                                         2,200,000                                2,148,252
Transatlantic Holdings Inc
      5.75%, 12/14/2015                                        2,460,000                                2,382,259
                                                                                 ---------------------------------
                                                                                                        4,530,511
                                                                                 ---------------------------------
REITS - Apartments (0.02%)
United Dominion Realty Trust Inc
      6.50%, 6/15/2009                                           395,000                                  408,731
                                                                                 ---------------------------------

REITS - Diversified (0.39%)
iStar Financial Inc
      6.14%, 3/12/2007 (a)                                     2,050,000                                2,067,528
      5.22%, 3/ 3/2008 (a)                                     1,475,000                                1,478,801
      5.65%, 9/15/2011                                         2,000,000                                1,967,404

iStar Financial Inc (continued)
      5.15%, 3/ 1/2012                                         1,230,000                                1,175,528
                                                                                 ---------------------------------
                                                                                                        6,689,261
                                                                                 ---------------------------------
REITS - Healthcare (0.07%)
Health Care Property Investors Inc
      5.63%, 2/28/2013                                         1,200,000                                1,179,022
                                                                                 ---------------------------------

REITS - Hotels (0.07%)
Hospitality Properties Trust
      5.13%, 2/15/2015                                           825,000                                  758,816
Host Marriott LP
      6.75%, 6/ 1/2016 (c)                                       350,000                                  345,625
                                                                                 ---------------------------------
                                                                                                        1,104,441
                                                                                 ---------------------------------
REITS - Office Property (0.37%)
Brandywine Operating Partnership Lp/PA
      5.41%, 4/ 1/2009 (a)                                     1,950,000                                1,949,312
      5.63%, 12/15/2010                                        1,600,000                                1,578,494
HRPT Properties Trust
      5.52%, 3/16/2011 (a)                                     2,675,000                                2,679,406
                                                                                 ---------------------------------
                                                                                                        6,207,212
                                                                                 ---------------------------------
REITS - Regional Malls (0.02%)
Simon Property Group LP
      4.60%, 6/15/2010                                           375,000                                  361,298
                                                                                 ---------------------------------

REITS - Shopping Centers (0.13%)
Developers Diversified Realty Corp
      5.38%, 10/15/2012                                        2,340,000                                2,265,064
                                                                                 ---------------------------------

Rental - Auto & Equipment (0.06%)
Avis Budget Car Rental LLC/Avis Budget
Finance Inc
      7.63%, 5/15/2014 (c)                                       300,000                                  305,250
NationsRent Cos Inc
      9.50%, 5/ 1/2015                                           250,000                                  271,250
United Rentals North America Inc
      6.50%, 2/15/2012                                           475,000                                  465,500
                                                                                 ---------------------------------
                                                                                                        1,042,000
                                                                                 ---------------------------------
Resorts & Theme Parks (0.02%)
Intrawest Corp
      7.50%, 10/15/2013                                          390,000                                  394,875
                                                                                 ---------------------------------

Retail - Apparel & Shoe (0.04%)
Foot Locker Inc
      8.50%, 1/15/2022                                           675,000                                  712,125
                                                                                 ---------------------------------

Retail - Auto Parts (0.11%)
CSK Auto Inc
      7.00%, 1/15/2014                                           400,000                                  386,000
PEP Boys-Manny Moe & Jack
      6.92%, 7/ 7/2006                                         1,500,000                                1,501,950
                                                                                 ---------------------------------
                                                                                                        1,887,950
                                                                                 ---------------------------------
Retail - Automobile (0.09%)
Asbury Automotive Group Inc
      9.00%, 6/15/2012                                           500,000                                  516,250
Autonation Inc
      7.00%, 4/15/2014 (b)(c)                                    525,000                                  527,625

Group 1 Automotive Inc
      8.25%, 8/15/2013                                           500,000                                  510,000
                                                                                 ---------------------------------
                                                                                                        1,553,875
                                                                                 ---------------------------------
Retail - Discount (0.02%)
Target Corp
      5.38%, 6/15/2009                                            80,000                                   80,214
      5.88%, 3/ 1/2012                                           280,000                                  284,402
                                                                                 ---------------------------------
                                                                                                          364,616
                                                                                 ---------------------------------
Retail - Drug Store (0.03%)
Rite Aid Corp
      9.50%, 2/15/2011 (b)                                       500,000                                  527,500
                                                                                 ---------------------------------

Retail - Propane Distribution (0.08%)
Amerigas Partners LP
      7.25%, 5/20/2015                                           550,000                                  547,250
Inergy LP/Inergy Finance Corp
      6.88%, 12/15/2014                                          500,000                                  472,500
Suburban Propane Partners LP/Suburban Energy
Finance Corp
      6.88%, 12/15/2013                                          400,000                                  379,000
                                                                                 ---------------------------------
                                                                                                        1,398,750
                                                                                 ---------------------------------
Retail - Regional Department Store (0.12%)
JC Penney Corp Inc
      6.50%, 12/15/2007                                          700,000                                  709,531
      9.00%, 8/ 1/2012                                         1,100,000                                1,262,328
                                                                                 ---------------------------------
                                                                                                        1,971,859
                                                                                 ---------------------------------
Retail - Restaurants (0.01%)
Landry's Restaurants Inc
      7.50%, 12/15/2014                                          225,000                                  216,000
                                                                                 ---------------------------------

Satellite Telecommunications (0.05%)
Intelsat Ltd
      5.25%, 11/ 1/2008 (b)                                      250,000                                  240,625
Intelsat Subsidiary Holding Co Ltd
      8.25%, 1/15/2013 (a)                                       600,000                                  611,250
                                                                                 ---------------------------------
                                                                                                          851,875
                                                                                 ---------------------------------
Savings & Loans - Thrifts (0.26%)
Washington Mutual Bank
      5.50%, 1/15/2013                                           630,000                                  618,150
Washington Mutual Inc
      5.37%, 1/15/2010 (a)                                     3,750,000                                3,765,502
                                                                                 ---------------------------------
                                                                                                        4,383,652
                                                                                 ---------------------------------
Schools (0.03%)
Knowledge Learning Corp Inc
      7.75%, 2/ 1/2015 (c)                                       500,000                                  474,375
                                                                                 ---------------------------------

Semiconductor Equipment (0.03%)
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co
      6.88%, 12/15/2011                                          500,000                                  477,500
                                                                                 ---------------------------------

Sovereign (0.41%)
Chile Government International Bond
      5.53%, 1/28/2008 (a)                                     1,000,000                                1,004,000
Colombia Government International Bond
      8.25%, 12/22/2014                                          750,000                                  841,500
Mexico Government International Bond
      5.75%, 1/13/2009 (a)                                     1,135,000                                1,145,215
      8.38%, 1/14/2011                                         1,750,000                                1,925,000
      8.00%, 9/24/2022                                           275,000                                  316,250
      8.30%, 8/15/2031 (b)                                       750,000                                  890,625
South Africa Government International Bond
      6.50%, 6/ 2/2014                                           765,000                                  787,950
                                                                                 ---------------------------------
                                                                                                        6,910,540
                                                                                 ---------------------------------
Special Purpose Banks (0.05%)
Korea Development Bank
      4.25%, 11/13/2007                                           25,000                                   24,569
      5.48%, 10/20/2009 (a)                                      760,000                                  765,024
                                                                                 ---------------------------------
                                                                                                          789,593
                                                                                 ---------------------------------
Special Purpose Entity (1.24%)
BAE Systems Holdings Inc
      6.40%, 12/15/2011 (c)                                    2,400,000                                2,456,165
Crystal US Holdings 3 LLC/Crystal
US Sub 3 Corp
      10.50%, 10/ 1/2014 (a)                                     280,000                                  221,200
Fondo LatinoAmericano De Reservas
      3.00%, 8/ 1/2006 (c)                                     2,620,000                                2,605,359
Hexion US Finance Corp/Hexion Nova
Scotia Finance ULC
      9.83%, 7/15/2010 (a)                                       250,000                                  255,313
      9.00%, 7/15/2014                                           200,000                                  206,500
Interactive Health LLC
      7.25%, 4/ 1/2011 (c)                                       300,000                                  240,000
John Hancock Global Funding II
      5.16%, 4/ 3/2009 (a)(c)                                  2,550,000                                2,555,095
MBIA Global Funding LLC
      4.92%, 2/20/2007 (a)(c)                                  3,000,000                                2,999,832
Premium Asset Trust/GEFA
      4.92%, 8/12/2007 (a)(c)                                  2,175,000                                2,175,983
Pricoa Global Funding I
      5.12%, 12/22/2006 (a)(c)                                 3,750,000                                3,754,725
Rio Tinto Finance USA Ltd
      5.75%, 7/ 3/2006                                           550,000                                  550,802
Tyco International Group S.A. Participation
Certification Trust
      4.44%, 6/15/2007 (c)                                     2,500,000                                2,459,133
Visant Corp
      7.63%, 10/ 1/2012                                          620,000                                  615,350
                                                                                 ---------------------------------
                                                                                                       21,095,457
                                                                                 ---------------------------------
Specified Purpose Acquisition (0.03%)
Basell AF SCA
      8.38%, 8/15/2015 (b)(c)                                    504,000                                  499,590
                                                                                 ---------------------------------

Steel - Producers (0.02%)
United States Steel Corp
      9.75%, 5/15/2010                                           350,000                                  378,000
                                                                                 ---------------------------------

Supranational Bank (0.14%)
Corp Andina de Fomento
      5.46%, 1/26/2007 (a)                                     1,165,000                                1,166,257
      6.88%, 3/15/2012                                         1,220,000                                1,276,371
                                                                                 ---------------------------------
                                                                                                        2,442,628
                                                                                 ---------------------------------
Telecommunication Equipment - Fiber
Optics (0.06%)
Corning Inc
      8.30%, 4/ 4/2025                                         1,050,000                                1,074,369
                                                                                 ---------------------------------

Telecommunication Services (0.49%)
Insight Midwest LP/Insight Capital Inc
      10.50%, 11/ 1/2010                                       1,575,000                                1,655,719
Mastec Inc
      7.75%, 2/ 1/2008 (b)                                     1,875,000                                1,872,656
Nordic Telephone Co Holdings ApS
      8.88%, 5/ 1/2016 (c)(d)                                    350,000                                  362,250
TELUS Corp
      7.50%, 6/ 1/2007                                         1,860,000                                1,898,684
      8.00%, 6/ 1/2011                                         1,125,000                                1,234,924
Verizon Global Funding Corp
      4.88%, 8/15/2007 (a)                                     1,300,000                                1,300,224
                                                                                 ---------------------------------
                                                                                                        8,324,457
                                                                                 ---------------------------------
Telephone - Integrated (1.39%)
AT&T Corp
      9.05%, 11/15/2011 (a)                                    1,850,000                                1,994,912
AT&T Inc
      4.39%, 6/ 5/2006 (c)                                     1,750,000                                1,748,880
BellSouth Corp
      6.88%, 10/15/2031                                        1,060,000                                1,076,600
British Telecommunications PLC
      8.38%, 12/15/2010                                        4,395,000                                4,882,454
Deutsche Telekom International Finance
      5.12%, 3/23/2009 (a)                                     3,175,000                                3,175,825
France Telecom SA
      7.75%, 3/ 1/2011 (a)                                     3,240,000                                3,524,764
KT Corp
      4.88%, 7/15/2015 (c)                                       700,000                                  639,365
Mountain States Tel & Tel
      6.00%, 8/ 1/2007                                           350,000                                  350,000
Northwestern Bell Telephone
      6.25%, 1/ 1/2007                                           250,000                                  249,375
Pacific Bell
      6.88%, 8/15/2006                                           205,000                                  205,810
Sprint Capital Corp
      6.90%, 5/ 1/2019                                         1,455,000                                1,539,764
      6.88%, 11/15/2028                                          225,000                                  231,795
Telecom Italia Capital SA
      5.16%, 2/ 1/2011 (a)                                     1,420,000                                1,428,358
      4.95%, 9/30/2014                                           590,000                                  540,065
Telefonica Europe BV
      7.75%, 9/15/2010                                           760,000                                  816,008
Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                                          765,000                                  743,695
Verizon Communications Inc
      5.35%, 2/15/2011                                           455,000                                  448,148
                                                                                 ---------------------------------
                                                                                                       23,595,818
                                                                                 ---------------------------------
Television (0.12%)
BSKYB Finance UK PLC
      5.63%, 10/15/2015 (c)                                    2,145,000                                2,051,946
                                                                                 ---------------------------------

Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
      6.50%, 4/15/2007                                           455,000                                  459,091
                                                                                 ---------------------------------

Tobacco (0.10%)
RJ Reynolds Tobacco Holdings Inc
      7.75%, 5/15/2006                                         1,650,000                                1,650,000
                                                                                 ---------------------------------


Transport - Equipment & Leasing (0.02%)
Greenbrier Cos Inc
      8.38%, 5/15/2015                                           300,000                                  313,875
                                                                                 ---------------------------------

Transport - Rail (0.23%)
CSX Corp
      4.99%, 8/ 3/2006 (a)                                     2,000,000                                2,001,616
      4.88%, 11/ 1/2009                                        1,425,000                                1,392,570
Progress Rail Services Corp/Progress Metal
Reclamation Co
      7.75%, 4/ 1/2012 (c)                                       225,000                                  234,281
Union Pacific Corp
      4.70%, 1/ 2/2024                                           188,452                                  173,781
      6.63%, 2/ 1/2029                                            45,000                                   46,612
                                                                                 ---------------------------------
                                                                                                        3,848,860
                                                                                 ---------------------------------
Transport - Services (0.07%)
Bristow Group Inc
      6.13%, 6/15/2013                                           500,000                                  470,000
CHC Helicopter Corp
      7.38%, 5/ 1/2014                                           400,000                                  407,000
FedEx Corp
      3.50%, 4/ 1/2009                                           260,000                                  246,922
                                                                                 ---------------------------------
                                                                                                        1,123,922
                                                                                 ---------------------------------
Venture Capital (0.01%)
Arch Western Finance LLC
      6.75%, 7/ 1/2013                                           250,000                                  247,500
                                                                                 ---------------------------------

Vitamins & Nutrition Products (0.04%)
NBTY Inc
      7.13%, 10/ 1/2015 (c)                                      350,000                                  330,750
WH Holdings Ltd/WH Capital Corp
      9.50%, 4/ 1/2011                                           370,000                                  395,900
                                                                                 ---------------------------------
                                                                                                          726,650
                                                                                 ---------------------------------
Wire & Cable Products (0.03%)
Superior Essex Communications LLC/Essex
Group Inc
      9.00%, 4/15/2012                                           450,000                                  454,500
                                                                                 ---------------------------------
TOTAL BONDS                                                                   $                     1,094,088,681
                                                                                 ---------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (59.40%)
Federal Home Loan Mortgage Corporation
(FHLMC) (14.68%)
      4.50%, 5/ 1/2021 (h)                                    23,800,000                               22,639,750
      5.50%, 5/ 1/2021 (h)                                     2,800,000                                2,774,626
      4.50%, 5/ 1/2036 (h)                                     7,100,000                                6,494,285
      5.00%, 5/ 1/2036 (h)                                    49,000,000                               46,320,288
      5.50%, 5/ 1/2036 (h)                                    71,500,000                               69,444,375
      6.00%, 5/ 1/2036 (h)                                     7,250,000                                7,225,075
      6.50%, 5/ 1/2036 (h)                                    15,250,000                               15,502,571
      6.00%, 6/ 1/2036 (h)                                    11,000,000                               10,948,432
      5.50%, 4/ 1/2009                                            36,847                                   36,704
      5.50%, 8/ 1/2009                                           101,973                                  101,579
      4.50%, 12/ 1/2009                                          924,730                                  901,449
      4.50%, 2/ 1/2010                                           479,662                                  466,206
      4.00%, 9/ 1/2010                                         3,004,513                                2,876,238
      4.50%, 4/ 1/2011                                         3,429,763                                3,325,704
      4.50%, 5/ 1/2011                                         1,510,761                                1,464,924
      7.00%, 8/ 1/2016                                            47,859                                   49,220
      6.00%, 12/ 1/2016                                           27,896                                   28,201
      5.50%, 2/ 1/2017                                           894,773                                  887,861
      6.00%, 2/ 1/2017                                            72,406                                   73,197
      6.00%, 3/ 1/2017                                            67,778                                   68,518
      6.00%, 4/ 1/2017                                           149,192                                  150,824
      5.50%, 5/ 1/2017                                           875,050                                  868,185
      6.50%, 6/ 1/2017                                           786,538                                  803,080
      5.50%, 9/ 1/2017                                            98,354                                   97,587
      5.00%, 12/ 1/2017                                          451,768                                  440,226
      5.00%, 1/ 1/2018                                         2,631,278                                2,564,051
      5.50%, 3/ 1/2018                                           543,944                                  539,621
      5.50%, 4/ 1/2018                                         3,150,208                                3,125,413
      5.00%, 5/ 1/2018                                         1,436,307                                1,399,467
      4.50%, 7/ 1/2018                                           604,350                                  576,254
      5.00%, 10/ 1/2018                                        2,782,918                                2,711,002
      4.50%, 11/ 1/2018                                        1,904,803                                1,816,247
      5.00%, 12/ 1/2018                                        4,389,090                                4,275,667
      5.50%, 12/ 1/2018                                           11,246                                   11,135
      6.00%, 3/ 1/2022                                           733,230                                  736,493
      6.00%, 7/ 1/2023                                         2,324,704                                2,333,908
      5.50%, 6/ 1/2024                                         3,744,360                                3,669,079
      5.00%, 2/ 1/2026                                        13,174,441                               12,594,765
      6.00%, 6/ 1/2028                                            47,417                                   47,474
      6.00%, 1/ 1/2029                                            17,464                                   17,485
      6.50%, 3/ 1/2029                                            92,172                                   94,202
      6.50%, 5/ 1/2029                                           120,696                                  123,350
      7.00%, 12/ 1/2029                                           72,378                                   74,412
      7.00%, 6/ 1/2030                                            40,152                                   41,300
      7.50%, 9/ 1/2030                                            31,459                                   32,809
      8.00%, 9/ 1/2030                                           132,238                                  140,666
      8.00%, 11/ 1/2030                                            2,505                                    2,665
      7.00%, 12/ 1/2030                                           67,240                                   69,162
      7.50%, 12/ 1/2030                                            3,982                                    4,152
      7.50%, 1/ 1/2031                                            88,927                                   92,744
      6.00%, 3/ 1/2031                                           124,671                                  124,614
      7.50%, 3/ 1/2031                                            29,727                                   31,002
      6.00%, 4/ 1/2031                                            28,421                                   28,408
      6.50%, 4/ 1/2031                                            69,709                                   71,127
      6.50%, 6/ 1/2031                                             5,006                                    5,107
      7.00%, 6/ 1/2031                                             2,181                                    2,244
      6.50%, 9/ 1/2031                                            67,823                                   69,202
      7.00%, 9/ 1/2031                                            17,775                                   18,283
      6.00%, 12/ 1/2031                                          685,766                                  685,457
      6.00%, 2/ 1/2032                                            14,843                                   14,836
      6.50%, 2/ 1/2032                                            97,327                                   99,257
      7.50%, 2/ 1/2032                                            38,769                                   40,423
      7.00%, 4/ 1/2032                                           216,756                                  222,952
      6.50%, 5/ 1/2032                                           154,629                                  157,636
      6.50%, 9/ 1/2032                                           434,819                                  443,275
      6.00%, 12/ 1/2032                                          652,085                                  651,475
      6.00%, 2/ 1/2033                                           825,187                                  824,009
      5.50%, 4/ 1/2033                                         1,092,102                                1,063,679
      5.50%, 5/ 1/2033                                         1,275,548                                1,242,350
      5.50%, 10/ 1/2033                                        1,148,216                                1,118,332
      5.50%, 12/ 1/2033                                        5,132,205                                4,998,635
      6.00%, 12/ 1/2033                                        1,213,190                                1,211,459
      5.50%, 9/ 1/2034                                         3,933,912                                3,827,790
      6.50%, 10/ 1/2035                                          654,866                                  666,002
                                                                                 ---------------------------------
                                                                                                      248,700,182
                                                                                 ---------------------------------
Federal National Mortgage Association
(FNMA) (20.18%)
      4.50%, 5/ 1/2021 (h)                                    15,150,000                               14,420,906
      5.00%, 5/ 1/2021 (h)                                    35,300,000                               34,362,361
      5.50%, 5/ 1/2021 (h)                                    11,700,000                               11,608,600

      6.00%, 5/ 1/2021 (h)                                     8,900,000                                9,011,250
      4.50%, 5/ 1/2036 (h)                                     7,050,000                                6,452,950
      5.00%, 5/ 1/2036 (h)                                   105,950,000                              100,188,969
      5.50%, 5/ 1/2036 (h)                                    96,325,000                               93,525,603
      6.00%, 5/ 1/2036 (h)                                    34,825,000                               34,661,740
      6.50%, 6/ 1/2036 (h)                                    11,100,000                               11,269,963
      6.00%, 5/ 1/2009                                           154,501                                  154,904
      6.00%, 7/ 1/2009                                           348,703                                  349,837
      5.00%, 3/ 1/2010                                           733,907                                  723,314
      6.50%, 4/ 1/2010                                            25,464                                   25,812
      6.50%, 1/ 1/2011                                            66,901                                   67,453
      6.50%, 2/ 1/2011                                           154,255                                  156,780
      6.50%, 3/ 1/2011                                           226,365                                  229,887
      6.50%, 7/ 1/2016                                            37,859                                   38,761
      6.50%, 2/ 1/2017                                           111,599                                  114,256
      6.50%, 3/ 1/2017                                            42,411                                   43,421
      6.50%, 4/ 1/2017                                            32,526                                   33,300
      6.50%, 8/ 1/2017                                           854,918                                  875,277
      5.00%, 9/ 1/2017                                         1,220,580                                1,191,093
      5.50%, 9/ 1/2017                                           238,225                                  236,703
      5.50%, 10/ 1/2017                                          539,396                                  535,950
      5.00%, 3/ 1/2018                                         1,812,555                                1,768,325
      4.50%, 6/ 1/2018                                         1,497,205                                1,428,837
      6.50%, 5/ 1/2022                                            52,628                                   53,811
      5.50%, 2/ 1/2023                                           892,795                                  875,623
      6.00%, 2/ 1/2023                                           292,039                                  292,998
      5.50%, 6/ 1/2023                                         3,354,974                                3,290,444
      5.50%, 7/ 1/2023                                            55,517                                   54,449
      7.00%, 8/ 1/2029                                            29,783                                   30,679
      7.00%, 9/ 1/2031                                            41,758                                   42,986
      6.50%, 12/ 1/2031                                           44,518                                   45,442
      6.50%, 2/ 1/2032                                           124,192                                  126,675
      7.00%, 2/ 1/2032                                            84,721                                   87,195
      7.00%, 3/ 1/2032                                           278,045                                  286,218
      6.50%, 4/ 1/2032                                            32,379                                   33,017
      6.00%, 5/ 1/2032                                            88,202                                   88,016
      6.50%, 6/ 1/2032                                            21,442                                   21,864
      6.50%, 8/ 1/2032                                           200,644                                  204,599
      7.50%, 8/ 1/2032                                           147,588                                  153,599
      6.50%, 9/ 1/2032                                           408,032                                  416,076
      5.50%, 7/ 1/2033                                         1,921,760                                1,871,552
      5.50%, 9/ 1/2033                                         2,692,070                                2,621,737
      6.00%, 12/ 1/2033                                        2,010,058                                2,004,458
      4.21%, 6/ 1/2034 (a)                                     1,211,929                                1,182,388
      4.37%, 7/ 1/2034 (a)                                       743,999                                  728,044
      4.33%, 12/ 1/2034 (a)                                    1,971,018                                1,928,075
      4.61%, 3/ 1/2035 (a)                                     2,085,907                                2,042,364
                                                                                 ---------------------------------
                                                                                                      341,958,561
                                                                                 ---------------------------------
Government National Mortgage Association
(GNMA) (2.90%)
      5.00%, 5/ 1/2036 (h)                                    19,300,000                               18,491,813
      5.50%, 5/ 1/2036 (h)                                    20,200,000                               19,827,552
      7.00%, 4/15/2031                                             2,993                                    3,107
      7.00%, 6/15/2031                                           100,552                                  104,408
      7.00%, 7/15/2031                                            17,379                                   18,041
      6.00%, 8/15/2031                                           132,251                                  132,843
      6.00%, 1/15/2032                                            37,040                                   37,205
      6.00%, 2/15/2032                                           543,797                                  546,211
      7.00%, 6/15/2032                                           508,478                                  527,753
      6.50%, 10/15/2032                                          181,294                                  186,630

      6.50%, 12/15/2032                                        1,572,674                                1,618,963
      6.00%, 2/15/2033                                           267,390                                  268,543
      6.00%, 12/15/2033                                          359,922                                  361,474
      5.00%, 6/15/2034                                           442,440                                  424,605
      6.50%, 3/20/2028                                            66,632                                   68,070
      6.00%, 7/20/2028                                           339,851                                  340,690
      6.00%, 11/20/2028                                          316,787                                  317,569
      6.00%, 1/20/2029                                           342,486                                  343,149
      6.50%, 5/20/2029                                            53,066                                   54,206
      6.00%, 7/20/2029                                            83,606                                   83,768
      7.50%, 10/20/2030                                            6,676                                    6,951
      8.00%, 1/20/2031                                            33,416                                   35,565
      6.50%, 2/20/2032                                            30,473                                   31,075
      6.00%, 11/20/2033                                        4,190,869                                4,194,569
      5.50%, 5/20/2035                                         1,142,032                                1,116,781
                                                                                 ---------------------------------
                                                                                                       49,141,541
                                                                                 ---------------------------------
U.S. Treasury (20.37%)
      2.50%, 9/30/2006 (b)                                    30,000,000                               29,696,490
      4.50%, 2/15/2009 (b)                                    15,000,000                               14,852,340
      3.63%, 7/15/2009 (b)                                    32,250,000                               31,048,172
      3.50%, 2/15/2010 (b)                                    22,500,000                               21,416,310
      5.00%, 2/15/2011 (b)                                    27,250,000                               27,366,030
      4.88%, 2/15/2012 (b)                                    17,550,000                               17,485,556
      4.38%, 8/15/2012 (b)                                    19,750,000                               19,120,469
      3.88%, 2/15/2013 (b)                                     8,400,000                                7,864,172
      4.25%, 8/15/2013 (b)                                    11,100,000                               10,588,789
      4.00%, 2/15/2014 (b)                                     6,300,000                                5,885,334
      4.75%, 5/15/2014 (b)                                    15,000,000                               14,720,505
      4.25%, 11/15/2014 (b)                                   18,675,000                               17,652,973
      7.25%, 5/15/2016 (b)                                     8,000,000                                9,323,752
      7.50%, 11/15/2016                                       24,010,000                               28,577,518
      8.13%, 8/15/2019 (b)                                     9,350,000                               11,892,761
      8.00%, 11/15/2021                                        9,785,000                               12,561,494
      6.25%, 8/15/2023 (b)                                    15,000,000                               16,577,340
      6.00%, 2/15/2026 (b)                                    13,400,000                               14,514,920
      6.75%, 8/15/2026                                         3,000,000                                3,528,282
      6.13%, 8/15/2029 (b)                                        25,000                                   27,729
      6.25%, 5/15/2030 (b)                                    27,055,000                               30,576,371
                                                                                 ---------------------------------
                                                                                                      345,277,307
                                                                                 ---------------------------------
U.S. Treasury Inflation-Indexed Obligations
(1.27%)
      3.88%, 1/15/2009 (b)                                     1,817,385                                1,907,687
      4.25%, 1/15/2010                                         2,480,121                                2,670,200
      3.50%, 1/15/2011 (b)                                     6,650,170                                7,042,423
      2.00%, 1/15/2014 (b)                                    10,189,131                                9,942,758
                                                                                 ---------------------------------
                                                                                                       21,563,068
                                                                                 ---------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS                                                                   $                     1,006,640,659
                                                                                 ---------------------------------
SHORT TERM INVESTMENTS (6.54%)
Commercial Paper (6.54%)
American Express Credit
      1.79%, 5/ 2/2002                                        46,700,000                               46,693,838
Investment in Joint Trading Account; HSBC
Funding
      4.82%, 5/ 1/2006                                        64,147,443                               64,147,443
                                                                                 ---------------------------------
                                                                                                      110,841,281
                                                                                 ---------------------------------
TOTAL SHORT TERM INVESTMENTS                                                  $                       110,841,281
                                                                                 ---------------------------------

MONEY MARKET FUNDS (14.90%)
BNY Institutional Cash Reserve Fund (i)                      252,530,000                              252,530,000
                                                                                 ---------------------------------
TOTAL MONEY MARKET FUNDS                                                      $                       252,530,000
                                                                                 ---------------------------------
Total Investments                                                             $                     2,464,100,621
Liabilities in Excess of Other Assets,
Net - (45.39)%                                                                                       (769,267,164)
                                                                                 ---------------------------------
TOTAL NET ASSETS - 100.00%                                                    $                     1,694,833,457
                                                                                 =================================
                                                                                 ---------------------------------

                                                                                 =================================

(a)      Variable Rate
(b)      Security or a portion of the security was on loan at the end of the period.
(c)      Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $115,798,540 or
         6.83% of net assets.


(d)      Security purchased on a when-issued basis. See Notes to Financial Statements.
(e)      Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $143,631 or 0.01% of net assets.

(f)      Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $13,971,632 or 0.82% of net assets.

(g)      Non-Income Producing Security
(h)      Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(i)      Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                     $       3,299,407
Unrealized Depreciation                                          (33,621,709)
                                                               ---------------
Net Unrealized Appreciation (Depreciation)                       (30,322,302)
Cost for federal income tax purposes                            2,494,422,923


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS

                                                                               Unrealized
                                                       Notional              Appreciation/
Description                                             Amount               (Depreciation)
------------------------ --------------------------------------------- ----- ---------------
Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate        $  23,000,000     $(88,439)
based on 1-month LIBOR less 1 basis point with Morgan
Stanley. Expires April 2006.


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate           10,000,000      (38,119)
based on 1-month LIBOR less 5 basis points with Morgan
Stanley. Expires April 2006.


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate           15,000,000      (57,178)
based on 1-month LIBOR less 5 basis points with Morgan
Stanley. Expires May 2006.


Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate           16,500,000      (63,583)
based on 1-month LIBOR with Morgan Stanley. Expires May
2006.



                          SCHEDULE OF FUTURES CONTRACTS

                                                     Current       Unrealized
                             Number of   Original     Market      Appreciation/
Type                         Contracts    Value        Value      (Depreciation)
--------------------------------------- ----------------------------------------
Buy:
U.S. 10 Year Note; June 2006    251     $26,480,500  $26,500,110    $19,610

Portfolio Summary (unaudited)
------------------------------------ ---------------------
Sector                                            Percent
------------------------------------ ---------------------
Mortgage Securities                                50.43%
Financial                                          33.12%
Government                                         24.53%
Asset Backed Securities                            15.88%
Communications                                      4.59%
Consumer, Non-cyclical                              4.12%
Utilities                                           3.51%
Energy                                              3.31%
Consumer, Cyclical                                  2.09%
Industrial                                          1.98%
Basic Materials                                     1.34%
Technology                                          0.42%
Diversified                                         0.07%
Liabilities in Excess of                        (-45.39%)
Other Assets, Net
                                     ---------------------
TOTAL NET ASSETS                                  100.00%
                                     =====================

Other Assets Summary (unaudited)
------------------------------- -----------
Asset Type                         Percent
------------------------------- -----------
Futures                              1.56%
Total Return Swaps                   0.01%


Schedule of Investments
April 30, 2006 (unaudited)
Disciplined LargeCap Blend Fund
                                                      Shares
                                                       Held                                   Value
                                                    --------------------- ------ ---------------------------------
COMMON STOCKS (99.20%)
Advertising Agencies (0.28%)
Omnicom Group Inc (a)                                             27,686      $                         2,492,017
                                                                                 ---------------------------------

Aerospace & Defense (1.98%)
Boeing Co                                                         74,092                                6,182,977
General Dynamics Corp                                             61,370                                4,027,099
Lockheed Martin Corp                                              70,422                                5,345,030
Rockwell Collins Inc                                              40,828                                2,335,362
                                                                                 ---------------------------------
                                                                                                       17,890,468
                                                                                 ---------------------------------
Aerospace & Defense Equipment (0.78%)
United Technologies Corp                                         112,745                                7,081,513
                                                                                 ---------------------------------

Apparel Manufacturers (0.39%)
Coach Inc (b)                                                    106,141                                3,504,776
                                                                                 ---------------------------------

Applications Software (2.36%)
Citrix Systems Inc (b)                                            91,172                                3,639,586
Microsoft Corp                                                   733,413                               17,711,924
                                                                                 ---------------------------------
                                                                                                       21,351,510
                                                                                 ---------------------------------
Athletic Footwear (0.41%)
Nike Inc                                                          44,912                                3,675,598
                                                                                 ---------------------------------

Auto - Medium & Heavy Duty Trucks (0.20%)
Oshkosh Truck Corp                                                28,922                                1,770,026
                                                                                 ---------------------------------

Auto/Truck Parts & Equipment - Original (0.24%)
Johnson Controls Inc (a)                                          26,530                                2,163,522
                                                                                 ---------------------------------

Beverages - Non-alcoholic (2.25%)
Coca-Cola Co/The                                                 215,553                                9,044,604
PepsiCo Inc                                                      193,612                               11,275,963
                                                                                 ---------------------------------
                                                                                                       20,320,567
                                                                                 ---------------------------------
Building - Residential & Commercial (0.16%)
Pulte Homes Inc (a)                                               37,765                                1,410,523
                                                                                 ---------------------------------

Building Products - Cement & Aggregate (0.49%)
Florida Rock Industries Inc (a)                                   33,684                                2,100,871
Martin Marietta Materials Inc                                     21,778                                2,311,953
                                                                                 ---------------------------------
                                                                                                        4,412,824
                                                                                 ---------------------------------
Cable TV (0.45%)
Comcast Corp (b)                                                  74,200                                2,296,490
DIRECTV Group Inc/The (b)                                        105,800                                1,807,064
                                                                                 ---------------------------------
                                                                                                        4,103,554
                                                                                 ---------------------------------
Casino Services (0.30%)
International Game Technology                                     70,609                                2,678,199
                                                                                 ---------------------------------

Chemicals - Diversified (0.50%)
Dow Chemical Co/The                                               29,174                                1,184,756
Rohm & Haas Co                                                    66,103                                3,344,812
                                                                                 ---------------------------------
                                                                                                        4,529,568
                                                                                 ---------------------------------

                                                                                 ---------------------------------
Coatings & Paint (0.44%)
Sherwin-Williams Co/The                                           46,160                                2,351,390
Valspar Corp                                                      58,180                                1,646,494
                                                                                 ---------------------------------
                                                                                                        3,997,884
                                                                                 ---------------------------------
Commercial Banks (0.60%)
AmSouth Bancorp (a)                                              142,208                                4,115,500
Colonial BancGroup Inc/The                                        51,750                                1,341,877
                                                                                 ---------------------------------
                                                                                                        5,457,377
                                                                                 ---------------------------------
Commercial Services - Finance (0.29%)
Equifax Inc                                                       68,038                                2,622,185
                                                                                 ---------------------------------

Computer Aided Design (0.47%)
Autodesk Inc (b)                                                 101,347                                4,260,628
                                                                                 ---------------------------------

Computers (2.96%)
Apple Computer Inc (b)                                            99,311                                6,990,501
Dell Inc (a)(b)                                                   87,130                                2,282,806
Hewlett-Packard Co                                               290,499                                9,432,502
International Business Machines Corp                              98,587                                8,117,654
                                                                                 ---------------------------------
                                                                                                       26,823,463
                                                                                 ---------------------------------
Computers - Integrated Systems (0.35%)
NCR Corp (a)(b)                                                   81,311                                3,203,653
                                                                                 ---------------------------------

Computers  -Memory Devices (0.39%)
EMC Corp/Massachusetts (b)                                       259,984                                3,512,384
                                                                                 ---------------------------------

Consumer Products - Miscellaneous (0.37%)
Kimberly-Clark Corp                                               56,816                                3,325,440
                                                                                 ---------------------------------

Cosmetics & Toiletries (2.22%)
Colgate-Palmolive Co                                              64,642                                3,821,635
Procter & Gamble Co                                              278,766                               16,226,969
                                                                                 ---------------------------------
                                                                                                       20,048,604
                                                                                 ---------------------------------
Data Processing & Management (0.61%)
Automatic Data Processing Inc                                     85,728                                3,778,890
Global Payments Inc                                               37,419                                1,774,783
                                                                                 ---------------------------------
                                                                                                        5,553,673
                                                                                 ---------------------------------
Direct Marketing (0.19%)
Harte-Hanks Inc                                                   63,474                                1,732,840
                                                                                 ---------------------------------

Disposable Medical Products (0.39%)
CR Bard Inc                                                       47,627                                3,546,306
                                                                                 ---------------------------------

Distribution & Wholesale (0.26%)
Genuine Parts Co                                                  53,753                                2,346,318
                                                                                 ---------------------------------

Diversified Manufacturing Operations (5.19%)
3M Co                                                             68,246                                5,830,256
Cooper Industries Ltd                                             19,186                                1,754,560
Eaton Corp                                                        26,195                                2,007,847
General Electric Co (c)                                          722,937                               25,006,391
Honeywell International Inc                                       11,733                                  498,652
Illinois Tool Works Inc                                           38,104                                3,913,281
Ingersoll-Rand Co Ltd                                             95,935                                4,197,156
ITT Industries Inc (a)                                            34,087                                1,916,712

Parker Hannifin Corp                                              22,114                                1,792,339
                                                                                 ---------------------------------
                                                                                                       46,917,194
                                                                                 ---------------------------------
Drug Delivery Systems (0.16%)
Hospira Inc (a)(b)                                                36,738                                1,416,250
                                                                                 ---------------------------------

Electric - Generation (0.20%)
AES Corp/The (b)                                                 106,480                                1,806,966
                                                                                 ---------------------------------

Electric - Integrated (2.54%)
Allegheny Energy Inc (b)                                          50,008                                1,781,785
Duke Energy Corp                                                 181,463                                5,284,203
Edison International                                              32,896                                1,329,327
Exelon Corp                                                       74,849                                4,041,846
FirstEnergy Corp                                                 100,016                                5,071,811
TXU Corp                                                         110,027                                5,460,640
                                                                                 ---------------------------------
                                                                                                       22,969,612
                                                                                 ---------------------------------
Electric Products - Miscellaneous (0.59%)
Emerson Electric Co                                               62,942                                5,346,923
                                                                                 ---------------------------------

Electronic Components - Semiconductors (2.92%)
Advanced Micro Devices Inc (b)                                    80,629                                2,608,348
Broadcom Corp (a)(b)                                             110,086                                4,525,635
Freescale Semiconductor Inc - B Shares (b)                        81,311                                2,575,119
Intel Corp                                                       374,808                                7,488,664
National Semiconductor Corp                                       64,296                                1,927,594
Nvidia Corp (b)                                                   74,166                                2,167,131
Texas Instruments Inc                                            146,625                                5,089,354
                                                                                 ---------------------------------
                                                                                                       26,381,845
                                                                                 ---------------------------------
Electronic Connectors (0.16%)
Thomas & Betts Corp (b)                                           25,860                                1,472,727
                                                                                 ---------------------------------

Electronic Forms (0.48%)
Adobe Systems Inc (b)                                            110,905                                4,347,476
                                                                                 ---------------------------------

Electronic Measurement Instruments (0.31%)
Agilent Technologies Inc (b)                                      73,149                                2,810,385
                                                                                 ---------------------------------

Electronic Parts Distribution (0.15%)
Avnet Inc (b)                                                     51,590                                1,349,079
                                                                                 ---------------------------------

Enterprise Software & Services (0.11%)
Oracle Corp (b)                                                   69,026                                1,007,089
                                                                                 ---------------------------------

Finance - Commercial (0.28%)
CIT Group Inc                                                     47,291                                2,554,187
                                                                                 ---------------------------------

Finance - Credit Card (0.81%)
American Express Co                                              135,507                                7,291,632
                                                                                 ---------------------------------

Finance - Investment Banker & Broker (6.56%)
Bear Stearns Cos Inc/The                                          34,702                                4,945,382
Citigroup Inc (c)                                                355,314                               17,747,934
Goldman Sachs Group Inc                                           58,927                                9,445,409
JPMorgan Chase & Co                                              200,615                                9,103,909
Lehman Brothers Holdings Inc                                      49,607                                7,498,098
Merrill Lynch & Co Inc                                            83,389                                6,359,245

Morgan Stanley                                                    66,242                                4,259,361
                                                                                 ---------------------------------
                                                                                                       59,359,338
                                                                                 ---------------------------------
Finance - Mortgage Loan/Banker (0.25%)
Fannie Mae                                                        20,750                                1,049,950
Freddie Mac                                                       19,387                                1,183,770
                                                                                 ---------------------------------
                                                                                                        2,233,720
                                                                                 ---------------------------------
Financial Guarantee Insurance (0.26%)
MGIC Investment Corp                                              33,270                                2,352,189
                                                                                 ---------------------------------

Food - Confectionery (0.17%)
Hershey Co/The (a)                                                28,921                                1,542,646
                                                                                 ---------------------------------

Food - Miscellaneous/Diversified (1.01%)
Campbell Soup Co (a)                                              63,130                                2,028,998
General Mills Inc                                                 62,326                                3,075,165
Kellogg Co                                                        87,600                                4,056,756
                                                                                 ---------------------------------
                                                                                                        9,160,919
                                                                                 ---------------------------------
Food - Retail (0.27%)
Kroger Co/The                                                    120,981                                2,451,075
                                                                                 ---------------------------------

Gas - Distribution (0.20%)
Energen Corp                                                      52,389                                1,847,760
                                                                                 ---------------------------------

Home Decoration Products (0.26%)
Newell Rubbermaid Inc                                             86,008                                2,358,339
                                                                                 ---------------------------------

Hotels & Motels (0.21%)
Marriott International Inc                                        25,513                                1,864,235
                                                                                 ---------------------------------

Insurance Brokers (0.43%)
AON Corp                                                          93,867                                3,933,966
                                                                                 ---------------------------------

Investment Companies (0.13%)
American Capital Strategies Ltd (a)                               33,684                                1,172,877
                                                                                 ---------------------------------

Investment Management & Advisory Services (0.96%)
Franklin Resources Inc                                            52,735                                4,910,683
Legg Mason Inc                                                    13,238                                1,568,438
Nuveen Investments Inc                                            45,115                                2,170,934
                                                                                 ---------------------------------
                                                                                                        8,650,055
                                                                                 ---------------------------------
Life & Health Insurance (1.71%)
Cigna Corp                                                        35,720                                3,822,040
Lincoln National Corp                                             72,122                                4,188,846
Prudential Financial Inc                                          94,917                                7,415,865
                                                                                 ---------------------------------
                                                                                                       15,426,751
                                                                                 ---------------------------------
Machinery - Construction & Mining (0.76%)
Caterpillar Inc                                                   70,010                                5,302,557
Joy Global Inc (a)                                                24,000                                1,576,560
                                                                                 ---------------------------------
                                                                                                        6,879,117
                                                                                 ---------------------------------
Medical - Biomedical/Gene (1.27%)
Amgen Inc (b)                                                    116,383                                7,879,129
Genzyme Corp (b)                                                  59,533                                3,641,038
                                                                                 ---------------------------------
                                                                                                       11,520,167
                                                                                 ---------------------------------
Medical - Drugs (4.60%)
Abbott Laboratories                                              136,899                                5,851,063
Eli Lilly & Co                                                    34,356                                1,818,119
King Pharmaceuticals Inc (a)(b)                                   64,642                                1,124,124
Merck & Co Inc                                                   185,714                                6,392,276
Pfizer Inc                                                       620,499                               15,717,240
Schering-Plough Corp                                             182,686                                3,529,494
Wyeth                                                            148,194                                7,212,602
                                                                                 ---------------------------------
                                                                                                       41,644,918
                                                                                 ---------------------------------
Medical - Generic Drugs (0.28%)
Barr Pharmaceuticals Inc (b)                                      41,850                                2,534,018
                                                                                 ---------------------------------

Medical - HMO (1.85%)
Aetna Inc                                                        123,428                                4,751,978
UnitedHealth Group Inc                                           127,779                                6,355,727
WellPoint Inc (b)                                                 79,135                                5,618,585
                                                                                 ---------------------------------
                                                                                                       16,726,290
                                                                                 ---------------------------------
Medical - Wholesale Drug Distribution (0.19%)
AmerisourceBergen Corp                                            40,828                                1,761,728
                                                                                 ---------------------------------

Medical Instruments (0.09%)
Medtronic Inc                                                     16,589                                  831,441
                                                                                 ---------------------------------

Medical Products (1.65%)
Becton Dickinson & Co                                             50,354                                3,174,316
Johnson & Johnson                                                201,332                               11,800,069
                                                                                 ---------------------------------
                                                                                                       14,974,385
                                                                                 ---------------------------------
Metal - Diversified (0.32%)
Freeport-McMoRan Copper & Gold Inc                                44,909                                2,900,223
                                                                                 ---------------------------------

Metal Processors & Fabrication (0.21%)
Precision Castparts Corp                                          30,621                                1,928,511
                                                                                 ---------------------------------

Multi-line Insurance (3.17%)
Allstate Corp/The                                                 14,014                                  791,651
American International Group Inc                                 170,275                               11,110,444
Assurant Inc (a)                                                  40,483                                1,950,066
Genworth Financial Inc (a)                                        66,677                                2,213,676
Hartford Financial Services Group Inc                             62,260                                5,723,562
Metlife Inc (a)                                                  132,337                                6,894,758
                                                                                 ---------------------------------
                                                                                                       28,684,157
                                                                                 ---------------------------------
Multimedia (1.41%)
McGraw-Hill Cos Inc/The                                           62,260                                3,465,391
News Corp                                                        114,314                                1,961,628
Time Warner Inc                                                  194,630                                3,386,562
Viacom Inc (b)                                                    32,765                                1,305,030
Walt Disney Co (a)                                                94,408                                2,639,648
                                                                                 ---------------------------------
                                                                                                       12,758,259
                                                                                 ---------------------------------
Networking Products (1.34%)
Cisco Systems Inc (b)                                            579,775                               12,146,286
                                                                                 ---------------------------------

Office Supplies & Forms (0.18%)
Avery Dennison Corp                                               25,520                                1,595,000
                                                                                 ---------------------------------

Oil - Field Services (1.83%)
Baker Hughes Inc                                                  51,030                                4,124,755
BJ Services Co (a)                                                79,263                                3,015,957
Halliburton Co (a)                                                92,737                                7,247,396

Schlumberger Ltd                                                  31,984                                2,211,374
                                                                                 ---------------------------------
                                                                                                       16,599,482
                                                                                 ---------------------------------
Oil & Gas Drilling (0.58%)
ENSCO International Inc                                           38,447                                2,056,530
Helmerich & Payne Inc                                             26,540                                1,930,520
Rowan Cos Inc (a)                                                 28,473                                1,262,208
                                                                                 ---------------------------------
                                                                                                        5,249,258
                                                                                 ---------------------------------
Oil Company - Exploration & Production (0.66%)
Anadarko Petroleum Corp (a)                                        8,799                                  922,311
Devon Energy Corp                                                 84,061                                5,052,907
                                                                                 ---------------------------------
                                                                                                        5,975,218
                                                                                 ---------------------------------
Oil Company - Integrated (6.37%)
Chevron Corp                                                     130,844                                7,984,101
ConocoPhillips                                                   100,737                                6,739,305
Exxon Mobil Corp                                                 487,414                               30,746,075
Marathon Oil Corp                                                 54,771                                4,346,627
Occidental Petroleum Corp                                         76,068                                7,815,226
                                                                                 ---------------------------------
                                                                                                       57,631,334
                                                                                 ---------------------------------
Oil Field Machinery & Equipment (0.41%)
Cooper Cameron Corp (b)                                           40,828                                2,051,199
Grant Prideco Inc (b)                                             32,321                                1,654,835
                                                                                 ---------------------------------
                                                                                                        3,706,034
                                                                                 ---------------------------------
Oil Refining & Marketing (0.17%)
Valero Energy Corp                                                23,445                                1,517,829
                                                                                 ---------------------------------

Optical Supplies (0.14%)
Alcon Inc                                                         12,243                                1,245,236
                                                                                 ---------------------------------

Paper & Related Products (0.25%)
Temple-Inland Inc                                                 48,715                                2,262,325
                                                                                 ---------------------------------

Pharmacy Services (0.55%)
Caremark Rx Inc                                                   72,468                                3,300,917
Express Scripts Inc (b)                                           21,096                                1,648,442
                                                                                 ---------------------------------
                                                                                                        4,949,359
                                                                                 ---------------------------------
Pipelines (0.23%)
Questar Corp                                                      25,792                                2,064,650
                                                                                 ---------------------------------

Property & Casualty Insurance (0.75%)
Chubb Corp                                                        97,980                                5,049,889
Safeco Corp                                                       34,356                                1,783,077
                                                                                 ---------------------------------
                                                                                                        6,832,966
                                                                                 ---------------------------------
Quarrying (0.34%)
Vulcan Materials Co                                               36,738                                3,121,260
                                                                                 ---------------------------------

Regional Banks (5.69%)
Bank of America Corp                                             416,408                               20,787,088
Keycorp                                                          134,382                                5,136,080
PNC Financial Services Group Inc                                  81,311                                5,811,297
US Bancorp                                                       178,437                                5,610,059
Wachovia Corp                                                    110,980                                6,642,153
Wells Fargo & Co                                                 109,238                                7,503,558
                                                                                 ---------------------------------
                                                                                                       51,490,235
                                                                                 ---------------------------------
REITS - Regional Malls (0.27%)
Simon Property Group Inc                                          30,145                                2,468,273
                                                                                 ---------------------------------

Retail - Apparel & Shoe (0.41%)
Nordstrom Inc                                                     96,724                                3,707,431
                                                                                 ---------------------------------

Retail - Building Products (1.60%)
Home Depot Inc                                                   218,443                                8,722,429
Lowe's Cos Inc                                                    91,854                                5,791,395
                                                                                 ---------------------------------
                                                                                                       14,513,824
                                                                                 ---------------------------------
Retail - Consumer Electronics (0.58%)
Best Buy Co Inc                                                   51,371                                2,910,681
Circuit City Stores Inc                                           79,947                                2,298,476
                                                                                 ---------------------------------
                                                                                                        5,209,157
                                                                                 ---------------------------------
Retail - Discount (1.40%)
Costco Wholesale Corp                                             15,660                                  852,374
Target Corp                                                       91,855                                4,877,501
Wal-Mart Stores Inc                                              154,245                                6,945,652
                                                                                 ---------------------------------
                                                                                                       12,675,527
                                                                                 ---------------------------------
Retail - Drug Store (0.22%)
Walgreen Co                                                       47,627                                1,997,000
                                                                                 ---------------------------------

Retail - Major Department Store (0.52%)
JC Penney Co Inc                                                  71,678                                4,692,042
                                                                                 ---------------------------------

Retail - Office Supplies (0.34%)
Staples Inc                                                      116,553                                3,078,165
                                                                                 ---------------------------------

Retail - Restaurants (1.09%)
Darden Restaurants Inc                                            94,885                                3,757,446
McDonald's Corp                                                  177,419                                6,133,375
                                                                                 ---------------------------------
                                                                                                        9,890,821
                                                                                 ---------------------------------
Semiconductor Equipment (0.19%)
Lam Research Corp (b)                                             34,702                                1,696,234
                                                                                 ---------------------------------

Steel - Producers (0.61%)
Nucor Corp                                                        50,346                                5,478,652
                                                                                 ---------------------------------

Telecommunication Equipment (0.19%)
Harris Corp                                                       36,066                                1,679,594
                                                                                 ---------------------------------

Telecommunication Equipment - Fiber Optics (0.13%)
Corning Inc (b)                                                   42,734                                1,180,740
                                                                                 ---------------------------------

Telecommunication Services (0.23%)
Amdocs Ltd (b)                                                    55,452                                2,062,814
                                                                                 ---------------------------------

Telephone - Integrated (3.15%)
AT&T Inc                                                         333,062                                8,729,555
BellSouth Corp                                                   177,690                                6,002,368
Citizens Communications Co (a)                                   133,360                                1,771,021
Qwest Communications International Inc (a)(b)                    506,160                                3,396,334
Sprint Nextel Corp                                               140,508                                3,484,598
Verizon Communications Inc                                       154,558                                5,105,051
                                                                                 ---------------------------------
                                                                                                       28,488,927
                                                                                 ---------------------------------
Therapeutics (0.61%)
Gilead Sciences Inc (b)                                           95,935                                5,516,263
                                                                                 ---------------------------------


Tobacco (1.86%)
Altria Group Inc (a)                                             175,719                               12,855,602
Reynolds American Inc (a)                                         23,131                                2,536,314
UST Inc (a)                                                       33,339                                1,464,582
                                                                                 ---------------------------------
                                                                                                       16,856,498
                                                                                 ---------------------------------
Tools - Hand Held (0.30%)
Black & Decker Corp (a)                                           28,576                                2,674,999
                                                                                 ---------------------------------

Transport - Rail (0.94%)
Burlington Northern Santa Fe Corp                                 59,879                                4,762,177
Norfolk Southern Corp                                             68,723                                3,711,042
                                                                                 ---------------------------------
                                                                                                        8,473,219
                                                                                 ---------------------------------
Transport - Services (0.41%)
United Parcel Service Inc (a)                                     45,556                                3,693,225
                                                                                 ---------------------------------

Web Portals (1.06%)
Google Inc (b)                                                    19,901                                8,317,424
Yahoo! Inc (a)(b)                                                 38,545                                1,263,505
                                                                                 ---------------------------------
                                                                                                        9,580,929
                                                                                 ---------------------------------
Wireless Equipment (1.15%)
Motorola Inc                                                     303,120                                6,471,612
Qualcomm Inc                                                      75,964                                3,899,991
                                                                                 ---------------------------------
                                                                                                       10,371,603
                                                                                 ---------------------------------
TOTAL COMMON STOCKS                                                           $                       897,356,278
                                                                                 ---------------------------------
                                                                    Principal
                                                                     Amount                         Value
                                                          ---------------------------- --------------------------------
SHORT TERM INVESTMENTS (4.43%)
Commercial Paper (4.43%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                        40,051,712                               40,051,712
                                                                                 ---------------------------------
TOTAL SHORT TERM INVESTMENTS                                                  $                        40,051,712
                                                                                 ---------------------------------
MONEY MARKET FUNDS (6.99%)
BNY Institutional Cash Reserve Fund (d)                       63,272,000                               63,272,000
                                                                                 ---------------------------------
TOTAL MONEY MARKET FUNDS                                                      $                        63,272,000
                                                                                 ---------------------------------
Total Investments                                                             $                     1,000,679,990
Liabilities in Excess of Other Assets,
Net - (10.62)%                                                                                        (96,101,094)
                                                                                 ---------------------------------
TOTAL NET ASSETS - 100.00%                                                    $                       904,578,896
                                                                                 =================================
                                                                                 ---------------------------------

                                                                                 =================================

(a)   Security or a portion of the security was on loan at the end of the period.
(b)   Non-Income Producing Security
(c)   Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $12,357,950 or 1.37% of net assets.

(d)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $      84,531,106
Unrealized Depreciation                              (20,717,836)
                                                   ---------------
Net Unrealized Appreciation (Depreciation)             63,813,270
Cost for federal income tax purposes                  936,866,720


                          SCHEDULE OF FUTURES CONTRACTS
                                              Current      Unrealized
                     Number of   Original     Market     Appreciation/
Type                 Contracts    Value        Value     (Depreciation)
-------------------- -------------------------------------------------
Buy:
S&P 500; June 2006      18      $5,902,025   $5,921,550      $19,525


Portfolio Summary (unaudited)
--------------------------------- ---------------------
Sector                                         Percent
--------------------------------- ---------------------
Financial                                       28.87%
Consumer, Non-cyclical                          20.41%
Industrial                                      12.26%
Technology                                      10.85%
Energy                                          10.25%
Communications                                   9.57%
Consumer, Cyclical                               8.57%
Government                                       4.43%
Utilities                                        2.94%
Basic Materials                                  2.47%
Liabilities in Excess of                     (-10.62%)
Other Assets, Net
                                  ---------------------
TOTAL NET ASSETS                               100.00%
                                  =====================

Other Assets Summary (unaudited)
------------------------------- ---------- ---------------------
Asset Type                                              Percent
------------------------------- ---------- ---------------------
Futures                                                   0.65%


Schedule of Investments
April 30, 2006 (unaudited)
Diversified International Fund
                                                      Shares
                                                       Held                                       Value
                                                  ------------------------- ------ -------------------------------------
COMMON STOCKS (97.71%)
Advertising Sales (0.03%)
SR Teleperformance                                                   5,640      $                               224,500
                                                                                   -------------------------------------

Advertising Services (0.08%)
Publicis Groupe                                                     14,801                                      614,323
                                                                                   -------------------------------------

Aerospace & Defense (0.31%)
Rolls-Royce Group PLC - B Shares                                14,052,613                                       28,097
Rolls-Royce Group PLC                                              261,201                                    2,262,292
                                                                                   -------------------------------------
                                                                                                              2,290,389
                                                                                   -------------------------------------
Aerospace & Defense Equipment (0.31%)
Cobham PLC                                                         660,588                                    2,227,335
                                                                                   -------------------------------------

Agricultural Operations (0.04%)
Astra Agro Lestari Tbk PT                                          101,293                                       76,034
Astral Foods Ltd                                                    12,912                                      211,522
Provimi SA                                                             647                                       23,513
                                                                                   -------------------------------------
                                                                                                                311,069
                                                                                   -------------------------------------
Airlines (0.28%)
Air France-KLM                                                      65,748                                    1,528,022
Deutsche Lufthansa AG                                               15,889                                      292,013
Thai Airways International Public
Limited (a)(b)                                                     161,800                                      204,565
                                                                                   -------------------------------------
                                                                                                              2,024,600
                                                                                   -------------------------------------
Apparel Manufacturers (0.25%)
Adolfo Dominguez                                                       577                                       29,145
Gerry Weber International AG                                           902                                       21,940
Gildan Activewear (b)                                               27,229                                    1,301,248
Handsome Co Ltd                                                      6,120                                      111,603
Sanei-International Co Ltd                                           2,847                                      145,342
Youngone Corp                                                       55,480                                      249,989
                                                                                   -------------------------------------
                                                                                                              1,859,267
                                                                                   -------------------------------------
Appliances (0.00%)
Schulthess Group                                                        59                                       29,411
                                                                                   -------------------------------------

Applications Software (0.33%)
Sage Group PLC                                                     471,824                                    2,144,031
Satyam Computer Services Ltd ADR                                     7,853                                      282,551
                                                                                   -------------------------------------
                                                                                                              2,426,582
                                                                                   -------------------------------------
Audio & Video Products (1.15%)
Canon Electronics Inc                                                4,474                                      179,430
D&M Holdings Inc                                                    19,360                                       70,354
Matsushita Electric Industrial Co Ltd                              169,000                                    4,069,615
Sony Corp                                                           80,900                                    4,052,084
                                                                                   -------------------------------------
                                                                                                              8,371,483
                                                                                   -------------------------------------
Auto - Car & Light Trucks (1.98%)
Bayerische Motoren Werke AG                                         59,330                                    3,224,822
Ford Otomotiv Sanayi AS                                             37,076                                      370,479
Hyundai Motor Co                                                     6,409                                      563,302
Tata Motors Ltd ADR (c)                                             12,359                                      256,202

Toyota Motor Corp                                                  171,852                                   10,022,192
                                                                                   -------------------------------------
                                                                                                             14,436,997
                                                                                   -------------------------------------
Auto - Medium & Heavy Duty Trucks (0.08%)
Mahindra & Mahindra (a)(b)                                          35,238                                      493,332
Nissan Diesel Motor Co Ltd                                          11,709                                       61,006
                                                                                   -------------------------------------
                                                                                                                554,338
                                                                                   -------------------------------------
Auto/Truck Parts & Equipment -
Original (1.48%)
Aisin Seiki Co Ltd                                                  68,700                                    2,574,746
Brembo SpA                                                           8,009                                       82,121
Denso Corp                                                         105,700                                    4,137,294
Futaba Industrial Co Ltd                                             5,266                                      136,953
Haldex AB                                                            3,100                                       75,550
Keihin Corp                                                          8,876                                      263,482
Mikuni Corp                                                          4,740                                       28,266
Mitsuba Corp                                                         4,000                                       53,765
NGK Spark Plug Co Ltd                                              142,000                                    3,108,582
Nippon Seiki Co Ltd                                                  5,000                                      108,363
Nissin Kogyo Co Ltd                                                  9,635                                      201,643
Sogefi SpA                                                           5,832                                       44,445
                                                                                   -------------------------------------
                                                                                                             10,815,210
                                                                                   -------------------------------------
Beverages - Non-alcoholic (0.24%)
Asahi Soft Drinks Co Ltd                                             4,000                                       63,047
Coca Cola Hellenic Bottling Co SA                                   35,360                                    1,157,183
Coca-Cola Femsa SA de CV                                           104,396                                      335,212
Dydo Drinco Inc                                                        685                                       28,072
Kirin Beverage Corp                                                  5,400                                      143,275
                                                                                   -------------------------------------
                                                                                                              1,726,789
                                                                                   -------------------------------------
Beverages - Wine & Spirits (0.52%)
C&C Group PLC                                                       29,617                                      229,439
Davide Campari-Milano SpA                                           20,265                                      197,833
Diageo PLC                                                         197,997                                    3,255,204
Mercian Corp                                                        47,155                                      147,824
                                                                                   -------------------------------------
                                                                                                              3,830,300
                                                                                   -------------------------------------
Brewery (0.98%)
InBev NV                                                            69,096                                    3,479,736
Kirin Brewery Co Ltd                                               219,000                                    3,237,058
Royal UNIBREW A/S                                                      917                                       98,946
Wolverhampton & Dudley Brew PLC                                     14,108                                      333,365
                                                                                   -------------------------------------
                                                                                                              7,149,105
                                                                                   -------------------------------------
Broadcasting Services & Programming (0.02%)
TV Azteca SA de CV                                                 290,755                                      180,427
                                                                                   -------------------------------------

Building - Heavy Construction (1.20%)
ACS Actividades Cons y Serv                                        118,705                                    4,920,934
Aker Kvaerner ASA                                                   33,048                                    3,209,842
CFE (CIE Francois D'enter)                                              37                                       40,269
Lemminkainen Oyj                                                       366                                       16,772
NCC AB                                                               5,733                                      143,989
Severfield-Rowen PLC                                                 2,494                                       56,847
Veidekke ASA                                                         2,117                                       86,359
YTL Corp Bhd                                                       208,900                                      293,941
                                                                                   -------------------------------------
                                                                                                              8,768,953
                                                                                   -------------------------------------
Building - Maintenance & Service (0.04%)
Babcock International Group                                         48,352                                      282,997
                                                                                   -------------------------------------


Building - Mobil Home & Manufactured
Housing (0.00%)
Maisons France Confort                                                 290                                       21,772
                                                                                   -------------------------------------

Building - Residential & Commercial (0.12%)
Desarrolladora Homex SA de CV ADR (b)(c)                             5,451                                      208,882
Kaufman & Broad SA                                                   1,942                                      114,974
Persimmon PLC                                                       22,045                                      525,320
                                                                                   -------------------------------------
                                                                                                                849,176
                                                                                   -------------------------------------
Building & Construction -
Miscellaneous (0.84%)
Ando Corp                                                           11,451                                       31,084
Aveng Ltd                                                           51,741                                      203,016
Ballast Nedam (b)                                                    1,700                                       70,024
Bouygues                                                            54,101                                    2,947,420
Galliford Try PLC                                                   18,426                                       43,623
JM AB - Rights (a)(b)                                                6,734                                        9,239
JM AB                                                                6,734                                      431,258
Koninklijke BAM Groep NV                                            14,736                                    1,580,574
Leighton Holdings Ltd                                               17,497                                      221,972
Morgan Sindall PLC                                                   8,558                                      184,644
Orascom Construction Industries                                      5,580                                      232,684
Sjaelso Gruppen                                                        330                                      144,381
United Group Ltd                                                     6,559                                       65,741
                                                                                   -------------------------------------
                                                                                                              6,165,660
                                                                                   -------------------------------------
Building & Construction Products -
Miscellaneous (0.11%)
CSR Ltd                                                             67,284                                      206,759
Kingspan Group PLC                                                  19,134                                      315,739
Okabe Co Ltd                                                        12,729                                       56,177
Sika AG (b)                                                            178                                      207,517
                                                                                   -------------------------------------
                                                                                                                786,192
                                                                                   -------------------------------------
Building Products - Cement &
Aggregate (1.40%)
Adelaide Brighton Ltd                                              115,528                                      216,512
Akcansa Cimento AS                                                  20,072                                      153,465
Associated Cement Co Ltd                                            22,732                                      482,425
Cementir SpA                                                        11,923                                       96,271
Cemex SA de CV                                                     140,644                                      949,509
Holcim Ltd                                                          34,421                                    2,878,218
Pretoria Portland Cement Co Ltd                                      5,458                                      377,657
Rinker Group Ltd                                                   200,108                                    3,218,830
Taiheiyo Cement Corp                                               380,013                                    1,843,496
                                                                                   -------------------------------------
                                                                                                             10,216,383
                                                                                   -------------------------------------
Cable TV (0.03%)
Vivax SA (b)                                                        13,547                                      200,816
                                                                                   -------------------------------------

Casino Hotels (0.02%)
Genting Bhd                                                         22,998                                      161,801
                                                                                   -------------------------------------

Cellular Telecommunications (2.25%)
America Movil SA de CV ADR                                          42,637                                    1,573,732
China Mobile Hong Kong Ltd                                         762,823                                    4,437,048
Cosmote Mobile Telecommunications SA                                48,025                                    1,176,019
Digi.Com BHD (b)                                                    76,907                                      237,649
Far EasTone Telecommunications Co Ltd                              277,300                                      345,039
LG Telecom Ltd (b)                                                 320,137                                    3,597,808
MobileOne Ltd                                                       81,605                                      110,932
Okinawa Cellular Telephone Co                                           24                                       58,214
SK Telecom Co Ltd                                                    2,843                                      667,647
Telepark Corp                                                           37                                      110,805
Turkcell Iletisim Hizmet AS                                              1                                            4
Virgin Mobile Holdings UK PLC                                       16,925                                      115,595
Vodafone Group PLC                                               1,685,401                                    3,974,858
                                                                                   -------------------------------------
                                                                                                             16,405,350
                                                                                   -------------------------------------
Ceramic Products (0.01%)
Krosaki Harima Corp                                                 11,279                                       61,432
                                                                                   -------------------------------------

Chemicals - Diversified (1.31%)
K+S AG                                                              26,503                                    2,392,004
Mitsubishi Gas Chemical Co Inc                                     339,106                                    4,492,709
Nan Ya Plastics Corp                                               201,000                                      293,568
NOF Corp                                                            36,338                                      228,783
Sumitomo Chemical Co Ltd                                           243,715                                    2,129,839
                                                                                   -------------------------------------
                                                                                                              9,536,903
                                                                                   -------------------------------------
Chemicals - Specialty (0.44%)
Elementis Plc                                                       20,215                                       31,783
Givaudan                                                               442                                      369,947
Tokyo Ohka Kogyo Co Ltd                                              5,876                                      187,806
Umicore                                                             16,592                                    2,641,779
                                                                                   -------------------------------------
                                                                                                              3,231,315
                                                                                   -------------------------------------
Circuit Boards (0.06%)
Ibiden Co Ltd                                                        7,339                                      347,671
Simm Tech Co Ltd                                                     7,910                                       90,572
                                                                                   -------------------------------------
                                                                                                                438,243
                                                                                   -------------------------------------
Coatings & Paint (0.01%)
Wattyl Ltd                                                          14,683                                       39,550
                                                                                   -------------------------------------

Commercial Banks (16.18%)
ABN AMRO Holding NV                                                167,206                                    4,989,621
Amagerbanken A/S                                                     2,575                                      196,971
Attijariwafa Bank (b)                                                  591                                      133,299
Australia & New Zealand Banking Group Ltd                           79,394                                    1,683,710
Banca Intesa SpA                                                   528,150                                    3,126,841
Banca Monte dei Paschi di Siena SpA (c)                            410,323                                    2,426,678
Banca Popolare di Verona e Novara Scrl                              14,137                                      397,290
Banco Bilbao Vizcaya Argentaria SA                                 234,438                                    5,170,884
Banco do Brasil SA                                                  15,528                                      445,513
Banco Macro Bansud SA ADR                                            7,156                                      165,805
Banco Sabadell SA                                                   19,476                                      711,457
Banco Santander Central Hispano SA                                 378,376                                    5,857,686
BanColombia SA ADR (c)                                               5,914                                      204,624
Bank Hapoalim BM                                                    61,282                                      308,610
Bank of Communications Co Ltd (b)(d)                               532,000                                      324,196
Bank of Iwate Ltd/The                                                  825                                       55,987
Bank of Nagoya Ltd/The                                               4,684                                       34,617
Bank of the Philippine Islands                                     207,870                                      244,931
Bank Rakyat Indonesia                                            1,255,000                                      660,151
Barclays PLC                                                       547,104                                    6,816,922
BNP Paribas                                                         56,369                                    5,318,299
BNP Paribas (b)                                                      5,636                                      513,642
Canadian Imperial Bank of Commerce (b)                              46,078                                    3,402,753
Commerzbank AG                                                      83,052                                    3,426,194
Credit Agricole SA                                                  87,250                                    3,510,354
Credito Emiliano SpA                                                15,595                                      216,873
Daegu Bank                                                         114,600                                    2,150,573
Dah Sing Financial Holdings Ltd                                      7,600                                       62,242
Daito Bank Ltd/The                                                  11,601                                       24,584
Danske Bank A/S                                                     60,367                                    2,398,044
DNB NOR ASA                                                        251,552                                    3,481,618
Forstaedernes Bank A/S                                                 242                                       36,165
HDFC Bank Ltd ADR                                                    4,586                                      269,749
HSBC Holdings PLC                                                  656,049                                   11,298,648
Industrial & Commercial Bank of China L                             88,000                                      132,222
Julius Baer Holding AG                                              26,225                                    2,507,057
Jyske Bank (b)                                                      28,194                                    1,711,526
Kagoshima Bank Ltd/The                                               6,692                                       53,970
KBC Groep NV                                                        42,519                                    4,924,764
Keiyo Bank Ltd/The                                                  30,052                                      194,206
Kookmin Bank                                                         7,929                                      710,348
Mitsubishi UFJ Financial Group Inc                                     163                                    2,554,904
Mizuho Financial Group Inc                                             755                                    6,419,483
Oita Bank Ltd/The                                                    6,982                                       57,225
Piraeus Bank SA                                                     70,113                                    2,206,183
Pusan Bank                                                          43,515                                      668,965
Raiffeisen International Bank Holding AS (b)                         4,198                                      365,349
Royal Bank of Canada                                                61,800                                    2,638,447
San-In Godo Bank Ltd/The                                             5,036                                       51,374
Sberbank RF                                                            283                                      510,815
Shiga Bank Ltd/The                                                   8,582                                       63,651
Siam Commercial Bank Public (a)(b)                                 135,500                                      234,429
Skandinaviska Enskilda Banken AB                                   119,816                                    3,009,270
Societe Generale                                                    35,246                                    5,376,561
Spar Nord Bank A/S                                                     190                                       50,692
Sparebanken Midt-Norge                                               4,435                                       56,716
Standard Bank Group Ltd                                             28,605                                      405,302
State Bank of India Ltd                                              1,364                                       68,677
Sumitomo Mitsui Financial Group Inc                                    514                                    5,626,095
Sumitomo Trust & Banking Co Ltd/The                                284,000                                    3,014,081
Taishin Financial Holdings Co Ltd                                  729,001                                      479,816
Tokushima Bank Ltd/The                                               4,502                                       36,820
Turkiye Is Bankasi                                                  69,366                                      582,862
Westpac Banking Corp                                               165,721                                    3,156,087
Wing Hang Bank Ltd                                                  16,000                                      148,369
                                                                                   -------------------------------------
                                                                                                            118,081,797
                                                                                   -------------------------------------
Commercial Services (0.13%)
Aggreko Plc                                                         45,843                                      255,813
ITE Group PLC                                                        5,029                                       11,542
SGS SA                                                                 302                                      297,933
So-net M3 Inc (b)                                                       44                                      199,194
Venture Link Co Ltd                                                 36,400                                      153,632
                                                                                   -------------------------------------
                                                                                                                918,114
                                                                                   -------------------------------------
Computer Services (0.04%)
Alten (b)                                                            4,331                                      163,667
HIQ International AB                                                 7,380                                       44,465
Sopra Group SA                                                         674                                       62,487
                                                                                   -------------------------------------
                                                                                                                270,619
                                                                                   -------------------------------------
Computer Software (0.03%)
Totvs SA (b)                                                        10,778                                      208,731
                                                                                   -------------------------------------

Computers (0.16%)
High Tech Computer Corp                                             25,000                                      799,223
Wistron Corp (b)                                                   285,000                                      371,591
                                                                                   -------------------------------------
                                                                                                              1,170,814
                                                                                   -------------------------------------
Computers - Integrated Systems (0.02%)
Hitachi Systems & Services Ltd                                       4,912                                      126,456
                                                                                   -------------------------------------


Computers  -Memory Devices (0.06%)
Quanta Storage Inc                                                 237,400                                      438,996
                                                                                   -------------------------------------

Consulting Services (0.10%)
ASK Planning Center Inc                                              7,020                                       53,726
Assystem                                                             2,928                                       91,837
Intage Inc                                                           1,454                                       41,252
KK DaVinci Advisors (b)                                                247                                      274,685
Poyry Oyj                                                            1,286                                       15,163
Savills PLC                                                          9,394                                      223,000
                                                                                   -------------------------------------
                                                                                                                699,663
                                                                                   -------------------------------------
Containers - Paper & Plastic (0.00%)
Fujimori Kogyo Co Ltd                                                1,380                                       23,020
                                                                                   -------------------------------------

Cosmetics & Toiletries (0.07%)
Milbon Co Ltd                                                        1,200                                       53,380
Natura Cosmeticos SA                                                19,900                                      252,550
Oriflame Cosmetics SA                                                5,909                                      222,814
                                                                                   -------------------------------------
                                                                                                                528,744
                                                                                   -------------------------------------
Diagnostic Equipment (0.01%)
Draegerwerk AG                                                         803                                       52,092
                                                                                   -------------------------------------

Distribution & Wholesale (0.47%)
Alesco Corp Ltd                                                      8,766                                       66,179
Buhrmann NV                                                         16,270                                      315,001
Inabata & Co Ltd                                                     5,757                                       53,890
Itochu Enex Co Ltd                                                   3,900                                       27,696
Itochu-Shokuhin Co Ltd                                                 684                                       29,049
Univar NV                                                            3,238                                      179,955
Wolseley PLC                                                       109,993                                    2,745,027
Yuasa Trading Co Ltd (b)                                             2,897                                        6,798
                                                                                   -------------------------------------
                                                                                                              3,423,595
                                                                                   -------------------------------------
Diversified Financial Services (0.95%)
Acta Holding ASA                                                    63,752                                      286,897
Cathay Financial Holding Co Ltd                                     55,000                                      123,253
Hana Financial Group Inc                                             4,894                                      240,238
Investec Ltd                                                         5,529                                      312,730
Investec PLC                                                         5,595                                      317,297
Irish Life & Permanent Plc                                          34,486                                      878,364
Sampo Oyj                                                          138,813                                    2,860,645
Shin Kong Financial Holding Co Ltd                                 684,701                                      729,638
Shinhan Financial Group Co Ltd                                      13,569                                      676,148
Woori Finance Holdings Co Ltd                                       22,660                                      511,724
                                                                                   -------------------------------------
                                                                                                              6,936,934
                                                                                   -------------------------------------
Diversified Manufacturing Operations (0.46%)
Charter PLC (b)                                                    225,367                                    3,275,064
Senior PLC                                                          25,638                                       31,689
Ten Cate NV                                                          2,820                                       82,056
                                                                                   -------------------------------------
                                                                                                              3,388,809
                                                                                   -------------------------------------
Diversified Minerals (2.79%)
Anglo American PLC                                                  44,797                                    1,902,098
Antofagasta PLC                                                     16,084                                      688,487
BHP Billiton PLC                                                   448,486                                    9,211,669
Dowa Mining Co Ltd                                                 178,000                                    2,026,270
EuroZinc Mining Corp (b)                                           132,613                                      299,416
Inmet Mining Corp                                                    9,318                                      336,364
Teck Cominco Ltd                                                    48,498                                    3,336,064

Xstrata PLC                                                         70,884                                    2,557,524
                                                                                   -------------------------------------
                                                                                                             20,357,892
                                                                                   -------------------------------------
Diversified Operations (0.43%)
Alfa SA de CV                                                       38,393                                      192,536
Bergman & Beving AB                                                  2,400                                       50,692
GS Holdings Corp                                                     6,620                                      207,050
Haci Omer Sabanchi Holding (b)                                           3                                            4
Haci Omer Sabanci Holding AS                                        14,098                                       66,701
Hunting Plc                                                         27,960                                      202,778
Imperial Holdings Ltd                                               15,895                                      438,356
Swire Pacific Ltd                                                  194,000                                    1,984,124
                                                                                   -------------------------------------
                                                                                                              3,142,241
                                                                                   -------------------------------------
Electric - Generation (0.38%)
British Energy Group PLC (b)                                       153,706                                    1,848,127
CEZ                                                                  8,838                                      302,034
Ratchaburi Electricity Generating
Holding PLC (a)(b)                                                 211,377                                      218,016
Tractebel Energia SA                                                50,270                                      413,458
                                                                                   -------------------------------------
                                                                                                              2,781,635
                                                                                   -------------------------------------
Electric - Integrated (2.86%)
ASM                                                                 17,019                                       60,670
E.ON AG                                                             46,928                                    5,742,823
EDP - Energias do Brasil SA                                         20,922                                      305,139
Fortis Inc                                                           8,971                                      174,448
Fortum Oyj                                                         147,544                                    3,720,799
Iberdrola SA                                                        78,000                                    2,536,889
International Power PLC                                            845,098                                    4,577,563
Korea Electric Power Corp                                           14,560                                      646,802
MVV Energie AG                                                         816                                       24,206
Okinawa Electric Power Co Inc/The                                    1,565                                      100,725
RWE AG                                                              19,415                                    1,680,382
Verbund - Oesterreichische
Elektrizitaetswirtschafts AG                                         2,767                                    1,313,181
                                                                                   -------------------------------------
                                                                                                             20,883,627
                                                                                   -------------------------------------
Electric Products - Miscellaneous (0.11%)
LG Electronics Inc                                                   6,960                                      576,310
Solar Holdings A/S                                                     154                                       15,603
Ultra Electronics Holdings                                           8,864                                      176,181
                                                                                   -------------------------------------
                                                                                                                768,094
                                                                                   -------------------------------------
Electric-Transmission (0.08%)
Red Electrica de Espana                                              5,813                                      202,463
Terna SpA                                                          142,388                                      390,555
                                                                                   -------------------------------------
                                                                                                                593,018
                                                                                   -------------------------------------
Electronic Components - Miscellaneous (0.80%)
AddTech AB                                                             924                                       13,636
AU Optronics Corp                                                  321,000                                      526,180
Chemring Group PLC                                                   6,552                                      137,909
HON HAI Precision Industry Co Ltd                                  170,995                                    1,160,296
Hoya Corp                                                           88,300                                    3,564,475
Koa Corp                                                             8,203                                      125,344
Nihon Dempa Kogyo Co Ltd                                             3,900                                      166,313
Star Micronics Co Ltd                                                5,000                                      107,706
U-Shin Ltd                                                           5,113                                       59,682
                                                                                   -------------------------------------
                                                                                                              5,861,541
                                                                                   -------------------------------------
Electronic Components - Semiconductors (0.82%)
Hynix Semiconductor Inc (b)                                         12,686                                      443,176
Icos Vision Systems NV (b)                                           2,024                                       98,667
MediaTek Inc                                                        26,400                                      308,218
Mimasu Semiconductor Industry Co Ltd                                 1,500                                       33,625

Samsung Electronics Co Ltd                                           3,971                                    2,711,328
Shinko Electric Industries                                           5,751                                      157,120
SOITEC (b)                                                          67,853                                    2,211,139
                                                                                   -------------------------------------
                                                                                                              5,963,273
                                                                                   -------------------------------------
Electronic Measurement Instruments (0.02%)
V Technology Co Ltd                                                     13                                      165,061
                                                                                   -------------------------------------

Electronic Parts Distribution (0.01%)
Macnica Inc                                                            943                                       26,424
Marubun Corp                                                         2,989                                       45,594
                                                                                   -------------------------------------
                                                                                                                 72,018
                                                                                   -------------------------------------
Energy - Alternate Sources (0.07%)
Solarworld AG                                                        1,710                                      531,565
                                                                                   -------------------------------------

Engineering - Research & Development
Services (0.99%)
ABB Ltd (b)                                                        325,408                                    4,630,932
Arcadis NV                                                           2,243                                      106,292
Bradken Ltd                                                         14,550                                       61,933
Downer EDI Ltd                                                      29,477                                      194,134
Keller Group PLC                                                     4,143                                       37,351
Macmahon Holdings Ltd                                               22,346                                       15,175
Meisei Industrial Co Ltd                                             3,729                                       27,102
WorleyParsons Ltd                                                  141,472                                    2,093,162
WSP Group PLC                                                        2,834                                       22,833
                                                                                   -------------------------------------
                                                                                                              7,188,914
                                                                                   -------------------------------------
Enterprise Software & Services (0.03%)
Autonomy Corp PLC (b)                                               21,835                                      178,896
Linedata Services                                                      520                                       15,851
                                                                                   -------------------------------------
                                                                                                                194,747
                                                                                   -------------------------------------
Environmental Monitoring & Detection (0.01%)
Munters AB                                                           2,109                                       79,953
                                                                                   -------------------------------------

E-Services - Consulting (0.01%)
Transcom WorldWide SA (b)                                            5,798                                       72,418
                                                                                   -------------------------------------

Feminine Health Care Products (0.08%)
Hengan International Group Co Ltd                                  362,340                                      600,500
                                                                                   -------------------------------------

Finance - Consumer Loans (0.05%)
African Bank Investments Ltd                                        59,699                                      331,250
                                                                                   -------------------------------------

Finance - Credit Card (0.05%)
UFJ NICOS Co Ltd                                                    42,040                                      370,335
                                                                                   -------------------------------------

Finance - Investment Banker & Broker (2.35%)
Canaccord Capital Inc                                                4,128                                       83,625
Credit Suisse Group                                                 18,713                                    1,172,054
Daewoo Securities Co Ltd                                            28,941                                      524,694
Daiwa Securities Group Inc                                         169,000                                    2,336,699
Nomura Holdings Inc                                                219,073                                    4,939,693
Takagi Securities Co Ltd                                            14,191                                       99,412
UBS AG                                                              67,472                                    7,974,580
                                                                                   -------------------------------------
                                                                                                             17,130,757
                                                                                   -------------------------------------
Finance - Leasing Company (0.88%)
Banca Italease                                                       8,677                                      526,826
Century Leasing System Inc                                           5,176                                       82,490
Fuyo General Lease Co Ltd                                            3,396                                      140,063
ORIX Corp                                                           18,778                                    5,623,534
STB Leasing Co Ltd                                                     948                                       19,051
                                                                                   -------------------------------------
                                                                                                              6,391,964
                                                                                   -------------------------------------
Finance - Mortgage Loan/Banker (0.02%)
Paragon Group of Cos PLC                                            12,522                                      162,511
                                                                                   -------------------------------------

Finance - Other Services (0.98%)
Australian Stock Exchange Ltd                                        8,543                                      212,933
Cabcharge Australia Ltd                                              8,769                                       42,516
Datamonitor Plc                                                      4,224                                       31,594
Deutsche Boerse AG                                                  25,431                                    3,672,722
London Stock Exchange PLC                                          142,647                                    3,211,217
                                                                                   -------------------------------------
                                                                                                              7,170,982
                                                                                   -------------------------------------
Financial Guarantee Insurance (0.05%)
Euler Hermes SA                                                      2,757                                      342,424
                                                                                   -------------------------------------

Fisheries (0.28%)
Cermaq ASA                                                           9,400                                      137,710
PAN Fish ASA (b)                                                 1,893,844                                    1,919,136
                                                                                   -------------------------------------
                                                                                                              2,056,846
                                                                                   -------------------------------------
Food - Baking (0.00%)
Hiestand Holding AG                                                     17                                       17,290
                                                                                   -------------------------------------

Food - Flour & Grain (0.03%)
Gruma SA de CV                                                      59,510                                      185,181
Samyang Genex Co Ltd                                                   262                                       23,333
                                                                                   -------------------------------------
                                                                                                                208,514
                                                                                   -------------------------------------
Food - Meat Products (0.02%)
Perdigao SA                                                         12,629                                      124,705
                                                                                   -------------------------------------

Food - Miscellaneous/Diversified (1.51%)
Daesang Corp                                                        28,636                                      532,827
Groupe Danone                                                       38,406                                    4,784,604
Indofood Sukses Makmur Tbk PT                                    1,423,342                                      182,926
J-Oil Mills Inc                                                     24,630                                      146,874
Nestle SA                                                           15,458                                    4,701,096
Pulmuone Co Ltd                                                      1,031                                       45,637
Tiger Brands Ltd                                                     9,460                                      261,671
Unicharm Petcare Corp                                                1,996                                       80,399
Universal Robina Corp                                              662,900                                      291,307
                                                                                   -------------------------------------
                                                                                                             11,027,341
                                                                                   -------------------------------------
Food - Retail (0.05%)
Migros Turk TAS                                                     23,564                                      328,219
                                                                                   -------------------------------------

Food - Wholesale & Distribution (0.07%)
Metcash Ltd                                                        106,412                                      371,404
Rock Field Co Ltd                                                    1,261                                       27,274
Valor Co Ltd                                                         4,442                                       90,240
                                                                                   -------------------------------------
                                                                                                                488,918
                                                                                   -------------------------------------
Footwear & Related Apparel (0.06%)
Geox SpA                                                            19,281                                      274,447
Grendene SA                                                          7,351                                       62,218
Prime Success International Group                                  158,306                                      105,147
                                                                                   -------------------------------------
                                                                                                                441,812
                                                                                   -------------------------------------

Gambling (Non-Hotel) (0.29%)
OPAP SA                                                             57,901                                    2,136,999
                                                                                   -------------------------------------

Gold Mining (0.10%)
Harmony Gold Mining Co Ltd (b)                                      37,065                                      605,967
Northgate Minerals Corp (b)                                         21,455                                       84,629
Rio Narcea Gold Mines Ltd (b)                                       16,828                                       34,991
                                                                                   -------------------------------------
                                                                                                                725,587
                                                                                   -------------------------------------
Home Furnishings (0.03%)
Nobia AB                                                             6,800                                      214,059
                                                                                   -------------------------------------

Human Resources (0.31%)
Brunel International                                                 2,219                                       83,855
Michael Page International Plc                                     265,445                                    1,850,337
Robert Walters Plc                                                  15,191                                       64,612
USG People NV                                                        3,122                                      268,599
                                                                                   -------------------------------------
                                                                                                              2,267,403
                                                                                   -------------------------------------
Import & Export (1.59%)
Daewoo International Corp                                            1,620                                       69,217
Itochu Corp                                                        236,000                                    2,136,813
Mitsubishi Corp                                                    193,359                                    4,664,659
Sumitomo Corp                                                      315,000                                    4,705,692
                                                                                   -------------------------------------
                                                                                                             11,576,381
                                                                                   -------------------------------------
Instruments - Scientific (0.04%)
Lasertec Corp                                                        4,570                                      158,469
Ulvac Inc                                                            3,413                                      147,937
                                                                                   -------------------------------------
                                                                                                                306,406
                                                                                   -------------------------------------
Insurance Brokers (0.01%)
April Group                                                          1,171                                       62,174
                                                                                   -------------------------------------

Internet Brokers (0.01%)
Comdirect Bank AG                                                    3,284                                       38,844
                                                                                   -------------------------------------

Internet Content - Entertainment (0.02%)
Buongiorno Vitaminic SpA (b)                                        26,630                                      178,792
                                                                                   -------------------------------------

Investment Companies (0.01%)
ABG Sundal Collier ASA (b)                                          15,633                                       35,429
Bure Equity AB (b)                                                  46,391                                       18,152
                                                                                   -------------------------------------
                                                                                                                 53,581
                                                                                   -------------------------------------
Investment Management & Advisory
Services (0.09%)
Aberdeen Asset Management PLC                                      117,794                                      421,794
Record Investments Ltd                                              10,438                                       83,950
Risa Partners Inc                                                       22                                      116,357
                                                                                   -------------------------------------
                                                                                                                622,101
                                                                                   -------------------------------------
Leisure & Recreation Products (0.35%)
CTS Eventim AG (b)                                                   1,579                                       54,140
Sega Sammy Holdings Inc                                             62,000                                    2,464,799
                                                                                   -------------------------------------
                                                                                                              2,518,939
                                                                                   -------------------------------------
Life & Health Insurance (0.31%)
Metropolitan Holdings Ltd                                          130,319                                      280,846
Resolution Plc                                                     132,523                                    1,512,732
Sanlam Ltd                                                         188,259                                      482,811
                                                                                   -------------------------------------
                                                                                                              2,276,389
                                                                                   -------------------------------------
Lottery Services (0.08%)
Lottomatica SpA                                                      7,955                                      366,150

Tattersall's Ltd                                                    74,852                                      182,308
                                                                                   -------------------------------------
                                                                                                                548,458
                                                                                   -------------------------------------
Machinery - Construction & Mining (1.04%)
Aichi Corp                                                           5,568                                       61,580
Atlas Copco AB                                                      79,529                                    2,342,002
Hitachi Construction Machinery Co Ltd                               65,900                                    1,794,650
Komatsu Ltd                                                        155,000                                    3,304,947
Wajax Income Fund                                                    2,377                                       81,775
                                                                                   -------------------------------------
                                                                                                              7,584,954
                                                                                   -------------------------------------
Machinery - Electrical (0.02%)
Disco Corp                                                           2,200                                      140,438
                                                                                   -------------------------------------

Machinery - Farm (0.43%)
Kubota Corp                                                        275,374                                    3,103,383
                                                                                   -------------------------------------

Machinery - General Industry (1.04%)
Alstom RGPT (b)                                                     21,124                                    1,910,518
Andritz AG                                                           1,404                                      245,793
Frigoglass SA                                                        2,526                                       34,046
Furukawa Co Ltd                                                     35,000                                       89,186
Hyundai Elevator Co Ltd                                                450                                       43,655
MAN AG                                                              45,281                                    3,426,862
MMI Holding Ltd                                                    231,764                                       99,646
Nabtesco Corp                                                       35,582                                      449,604
Okuma Holdings Inc                                                  31,222                                      422,399
Pinguely-Haulotte                                                   10,575                                      322,497
Sintokogio Ltd                                                      10,771                                      163,734
Toshiba Machine Co Ltd                                              32,696                                      389,661
                                                                                   -------------------------------------
                                                                                                              7,597,601
                                                                                   -------------------------------------
Machinery - Material Handling (0.01%)
Fuji Machine Manufacturing Co Ltd                                    3,487                                       65,648
                                                                                   -------------------------------------

Machinery - Thermal Processing (0.01%)
Denyo Co Ltd                                                         4,456                                       68,362
                                                                                   -------------------------------------

Medical - Biomedical/Gene (0.03%)
Crucell NV (b)                                                       7,858                                      214,398
Fornix Biosciences NV                                                  592                                       19,762
                                                                                   -------------------------------------
                                                                                                                234,160
                                                                                   -------------------------------------
Medical - Drugs (5.08%)
Active Biotech AB (b)                                                2,810                                       29,295
AstraZeneca PLC                                                    115,003                                    6,331,687
Chong Kun Dang Pharm Corp                                            2,970                                      123,435
Daewoong Pharmaceutical Co Ltd                                       4,266                                      199,686
Dr Reddy's Laboratories Ltd ADR (c)                                 12,625                                      409,176
GlaxoSmithKline PLC                                                144,899                                    4,100,766
Hikma Pharmaceuticals PLC                                           25,906                                      206,717
Merck KGaA                                                          14,897                                    1,580,579
Nippon Shinyaku Co Ltd                                               2,000                                       17,531
Novartis AG                                                        113,542                                    6,495,287
Recordati SpA                                                       18,678                                      144,931
Roche Holding AG                                                    48,411                                    7,422,696
Rohto Pharmaceutical Co Ltd                                        124,882                                    1,515,643
Sanofi-Aventis                                                      49,763                                    4,685,634
Takeda Pharmaceutical Co Ltd                                        42,200                                    2,571,909
Tsumura & Co                                                        47,000                                    1,247,023
                                                                                   -------------------------------------
                                                                                                             37,081,995
                                                                                   -------------------------------------

Medical - Generic Drugs (0.09%)
Sawai Pharmaceutical Co Ltd                                            920                                       35,124
Teva Pharmaceutical Industries Ltd ADR                              16,096                                      651,888
                                                                                   -------------------------------------
                                                                                                                687,012
                                                                                   -------------------------------------
Medical - Nursing Homes (0.00%)
Orpea (b)                                                              470                                       34,812
                                                                                   -------------------------------------

Medical Instruments (0.04%)
Gyrus Group PLC (b)                                                 27,035                                      186,856
Nihon Kohden Corp                                                    6,000                                      105,079
                                                                                   -------------------------------------
                                                                                                                291,935
                                                                                   -------------------------------------
Medical Laboratory & Testing Service (0.03%)
BioMerieux                                                           1,372                                       85,323
BML Inc                                                              1,648                                       32,253
CML Healthcare Income Fund                                           8,429                                      108,470
                                                                                   -------------------------------------
                                                                                                                226,046
                                                                                   -------------------------------------
Medical Products (0.40%)
Phonak Holding AG                                                   46,746                                    2,894,024
                                                                                   -------------------------------------

Metal - Aluminum (0.10%)
Aluminum Corp of China Ltd                                         312,000                                      309,841
Aluminum of Greece S.A.I.C.                                          5,608                                      131,958
Hindalco Industries Ltd (b)                                         65,599                                      311,458
                                                                                   -------------------------------------
                                                                                                                753,257
                                                                                   -------------------------------------
Metal - Diversified (1.48%)
AUR Resources Inc                                                   18,279                                      266,710
Breakwater Resources Ltd (b)                                        25,288                                       32,272
JSC MMC Norilsk Nickel - ADR (a)(b)                                  5,474                                      229,908
MMC Norilsk Nickel ADR                                               5,345                                      700,195
Rio Tinto PLC                                                      112,149                                    6,150,093
Zinifex Ltd                                                        432,635                                    3,397,502
                                                                                   -------------------------------------
                                                                                                             10,776,680
                                                                                   -------------------------------------
Metal - Iron (0.05%)
Novolipetsk Steel (a)                                               17,197                                      378,506
                                                                                   -------------------------------------

Metal Processors & Fabrication (0.11%)
Ahresty Corp                                                         1,926                                       48,909
Catcher Technology Co Ltd                                           42,440                                      473,536
Martinrea International Inc (b)                                      1,800                                       13,895
Nippon Filcon Co Ltd/Tokyo                                           3,664                                       75,398
Ryobi Ltd                                                           11,314                                       84,013
Tocalo Co Ltd                                                        3,735                                      138,345
                                                                                   -------------------------------------
                                                                                                                834,096
                                                                                   -------------------------------------
Metal Products - Distribution (0.02%)
Daiichi Jitsugyo Co Ltd                                              5,726                                       33,093
Furusato Industries Ltd                                              2,279                                       47,296
Onoken Co Ltd                                                          886                                       14,919
Sato Shoji Corp                                                      2,558                                       34,473
                                                                                   -------------------------------------
                                                                                                                129,781
                                                                                   -------------------------------------
Mining Services (0.00%)
Dynatec Corp (b)                                                    24,048                                       31,118
                                                                                   -------------------------------------

Miscellaneous Manufacturers (0.04%)
Fenner Plc                                                          10,183                                       38,731
Mecalux SA (b)                                                       1,110                                       39,611

RHI AG (b)                                                           6,028                                      197,802
                                                                                   -------------------------------------
                                                                                                                276,144
                                                                                   -------------------------------------
Mortgage Banks (0.06%)
Bradford & Bingley PLC                                              47,791                                      420,873
                                                                                   -------------------------------------

Multi-line Insurance (3.14%)
Alm. Brand Skadesforsikring A/S (b)                                  2,282                                      138,144
AXA SA                                                             174,834                                    6,406,491
Baloise Holding AG                                                  38,992                                    2,968,878
CNP Assurances                                                         532                                       57,431
Fondiaria-Sai SpA                                                   50,424                                    1,985,532
Grupo Catalana Occidente SA                                          1,138                                      151,949
ING Groep NV                                                       166,060                                    6,748,077
Porto Seguro SA (b)                                                 28,149                                      570,720
Zurich Financial Services AG                                        16,051                                    3,894,182
                                                                                   -------------------------------------
                                                                                                             22,921,404
                                                                                   -------------------------------------
Multimedia (0.02%)
Corus Entertainment - B Shares (b)                                   4,180                                      138,506
                                                                                   -------------------------------------

Non-Ferrous Metals (0.16%)
Grupo Mexico SA de CV                                              153,566                                      537,419
Hudbay Minerals (b)                                                 35,148                                      410,904
Korea Zinc Co Ltd                                                    1,120                                      100,814
Poongsan Corp                                                        4,720                                      107,591
                                                                                   -------------------------------------
                                                                                                              1,156,728
                                                                                   -------------------------------------
Office Automation & Equipment (1.18%)
Canon Inc                                                           82,263                                    6,274,175
Neopost SA                                                          20,571                                    2,323,038
                                                                                   -------------------------------------
                                                                                                              8,597,213
                                                                                   -------------------------------------
Office Furnishings - Original (0.00%)
Samas Groep (b)                                                      1,158                                       14,733
                                                                                   -------------------------------------

Oil - Field Services (0.63%)
Bourbon SA                                                           1,996                                      254,444
CCS Income Trust                                                     1,893                                       64,702
Fugro NV                                                            50,691                                    2,125,028
Peak Energy Services Trust                                           4,239                                       48,044
Petrofac Ltd                                                        18,208                                      113,519
Trican Well Service Ltd                                             41,256                                    1,995,147
                                                                                   -------------------------------------
                                                                                                              4,600,884
                                                                                   -------------------------------------
Oil & Gas Drilling (0.30%)
AOC Holdings Inc                                                    11,523                                      242,165
Ensign Energy Services Inc                                          42,242                                    1,767,638
Sinvest ASA (b)                                                     10,473                                      214,885
                                                                                   -------------------------------------
                                                                                                              2,224,688
                                                                                   -------------------------------------
Oil Company - Exploration & Production (0.60%)
EnCana                                                              35,798                                    1,785,188
Focus Energy Trust                                                   2,929                                       64,694
JKX Oil & Gas PLC                                                   17,663                                      131,792
NovaTek OAO (a)                                                      2,663                                      111,888
Oao Gazprom (b)                                                      7,168                                      894,056
PTT Public Company Limited (a)(b)                                   34,424                                      236,396
Synenco Energy Inc (b)                                               5,044                                      111,364
Total Gabon                                                             31                                       28,506
Tullow Oil PLC                                                      80,555                                      602,522
                                                                                   -------------------------------------
                                                                                                              4,414,216
                                                                                   -------------------------------------

Oil Company - Integrated (7.07%)
BG Group PLC                                                       459,391                                    6,158,224
BP PLC                                                             557,315                                    6,858,046
China Petroleum & Chemical Corp                                  1,054,768                                      669,973
ENI SpA                                                            240,742                                    7,338,678
Imperial Oil Ltd (b)                                                13,500                                    1,463,549
LUKOIL ADR                                                          19,885                                    1,782,690
Mol Magyar Olaj- es Gazipari Rt                                      3,639                                      432,383
OMV AG                                                              29,402                                    2,041,070
PetroChina Co Ltd                                                1,163,587                                    1,283,095
Petroleo Brasileiro SA ADR (c)                                      17,743                                    1,753,541
Royal Dutch Shell PLC - A Shares                                    61,900                                    2,119,292
Royal Dutch Shell PLC - B Shares                                   130,900                                    4,670,581
Sasol Ltd                                                           15,127                                      632,009
Star Energy Group PLC (b)                                            8,761                                       54,302
Statoil ASA                                                         82,700                                    2,717,620
Suncor Energy Inc (b)                                               43,739                                    3,737,068
Total SA                                                            28,615                                    7,901,052
                                                                                   -------------------------------------
                                                                                                             51,613,173
                                                                                   -------------------------------------
Oil Field Machinery & Equipment (0.04%)
APL ASA (b)                                                          1,808                                       34,828
KS Energy Services Ltd                                               5,742                                        9,004
Total Energy Services Trust                                          5,088                                       86,272
Western Lakota Energy Services Inc (b)                               9,106                                      144,243
                                                                                   -------------------------------------
                                                                                                                274,347
                                                                                   -------------------------------------
Oil Refining & Marketing (0.09%)
SK Corp                                                              4,370                                      321,542
Thai Oil Public (a)(b)                                             110,519                                      198,563
Tupras Turkiye Petrol Rafine                                         4,995                                      105,874
                                                                                   -------------------------------------
                                                                                                                625,979
                                                                                   -------------------------------------
Optical Supplies (0.08%)
Cie Generale d'Optique Essilor International SA                      6,133                                      614,173
                                                                                   -------------------------------------

Paper & Related Products (0.25%)
Mitsubishi Paper Mills Ltd                                          63,000                                      132,951
Rengo Co Ltd                                                       214,628                                    1,687,705
                                                                                   -------------------------------------
                                                                                                              1,820,656
                                                                                   -------------------------------------
Petrochemicals (0.07%)
Honam Petrochemical Corp                                             7,914                                      503,435
                                                                                   -------------------------------------

Photo Equipment & Supplies (0.19%)
Olympus Corp                                                        47,000                                    1,341,681
Tamron Co Ltd                                                        2,700                                       50,123
                                                                                   -------------------------------------
                                                                                                              1,391,804
                                                                                   -------------------------------------
Pipelines (0.00%)
Australian Pipeline Trust                                            5,084                                       17,243
                                                                                   -------------------------------------

Platinum (0.10%)
Impala Platinum Holdings Ltd                                         3,453                                      650,057
Northam Platinum Ltd                                                17,875                                       90,770
                                                                                   -------------------------------------
                                                                                                                740,827
                                                                                   -------------------------------------
Power Converter & Supply Equipment (0.66%)
Bharat Heavy Electricals (b)                                        10,661                                      563,518
Delta Electronics Inc                                              138,000                                      429,925
Harbin Power Equipment                                             224,573                                      204,193
Schneider Electric SA                                               31,714                                    3,585,388
                                                                                   -------------------------------------
                                                                                                              4,783,024
                                                                                   -------------------------------------
Precious Metals (0.03%)
Gabriel Resources Ltd (b)                                           15,655                                       44,846
Gammon Lake Resources Inc (b)                                       12,837                                      197,272
                                                                                   -------------------------------------
                                                                                                                242,118
                                                                                   -------------------------------------
Printing - Commercial (0.05%)
American Banknote SA (b)                                            14,940                                      125,021
Nissha Printing Co Ltd                                               5,092                                      205,553
                                                                                   -------------------------------------
                                                                                                                330,574
                                                                                   -------------------------------------
Professional Sports (0.00%)
Parken Sport & Entertainment A/S                                       144                                       23,586
                                                                                   -------------------------------------

Property & Casualty Insurance (0.74%)
Aksigorta AS                                                        25,523                                      128,484
Amlin PLC                                                          308,583                                    1,581,729
Chaucer Holdings PLC                                                72,026                                       91,643
Dongbu Insurance Co Ltd                                             17,730                                      443,626
Highway Insurance Holdings PLC                                      28,547                                       46,051
Meritz Fire & Marine Insurance Co Ltd                               31,600                                      194,317
PICC Property & Casualty Co Ltd (c)                                497,179                                      181,145
QBE Insurance Group Ltd                                            162,545                                    2,760,142
                                                                                   -------------------------------------
                                                                                                              5,427,137
                                                                                   -------------------------------------
Property Trust (0.03%)
Babcock & Brown Japan Property Trust                                36,740                                       49,899
Galileo Shopping America Trust                                     220,107                                      198,737
                                                                                   -------------------------------------
                                                                                                                248,636
                                                                                   -------------------------------------
Publishing - Periodicals (0.17%)
United Business Media PLC                                           27,353                                      355,485
Wolters Kluwer NV                                                   19,721                                      512,979
Woongjin Thinkbig Co Ltd                                            17,410                                      335,944
                                                                                   -------------------------------------
                                                                                                              1,204,408
                                                                                   -------------------------------------
Real Estate Magagement & Services (0.42%)
Apamanshop Network Co Ltd                                              265                                      135,749
Ardepro Co Ltd                                                          75                                      120,184
Creed Corp                                                              42                                      226,550
Daito Trust Construction Co Ltd                                     37,000                                    1,918,038
DTZ Holdings PLC                                                    11,680                                      136,616
Erinaceous Group PLC                                                25,647                                      175,747
IVG Immobilien AG                                                    6,102                                      175,019
Ryowa Life Create Co Ltd                                             5,021                                       45,506
Tosei Corp                                                              61                                       69,974
Wallenstam Byggnads AB                                               1,929                                       27,946
                                                                                   -------------------------------------
                                                                                                              3,031,329
                                                                                   -------------------------------------
Real Estate Operator & Developer (2.25%)
Agile Property Holdings Ltd (b)                                    458,000                                      354,414
Beijing North Star Co                                              640,000                                      177,465
Brookfield Asset Management Inc (b)                                105,759                                    4,395,338
Capital & Regional PLC                                              10,540                                      211,697
CapitaLand Ltd                                                     855,000                                    2,648,900
CLS Holdings Plc (b)                                                 3,366                                       33,773
Consorcio ARA SA de CV                                              39,800                                      210,362
Development Securities PLC                                           2,348                                       24,732
Fadesa Inmobiliaria SA                                              10,703                                      394,485
Hammerson Plc                                                      134,392                                    2,843,396
Inmobiliaria Colonial                                                3,013                                      214,816
Inmobiliaria Urbis SA                                                7,159                                      173,594
IRSA Inversiones y Representaciones SA (b)(c)                       14,705                                      195,723
Joint Corp                                                           9,154                                      299,789

Leopalace21 Corp                                                    11,319                                      440,073
Mitsui Fudosan Co Ltd                                              157,000                                    3,505,692
Risanamento SpA                                                     16,794                                      121,004
United Overseas Land Ltd                                            62,858                                      121,614
Wing Tai Holdings Ltd                                               40,442                                       44,748
                                                                                   -------------------------------------
                                                                                                             16,411,615
                                                                                   -------------------------------------
Recycling (0.04%)
Asahi Pretec Corp                                                    8,212                                      296,265
                                                                                   -------------------------------------

Reinsurance (0.05%)
Korean Reinsurance Co                                               29,972                                      359,080
                                                                                   -------------------------------------

REITS - Diversified (0.09%)
CapitaCommercial Trust                                              40,000                                       46,030
Gecina SA                                                            1,270                                      166,535
Unibail                                                              2,371                                      412,454
                                                                                   -------------------------------------
                                                                                                                625,019
                                                                                   -------------------------------------
Rental - Auto & Equipment (0.43%)
Ashtead Group PLC                                                  620,576                                    2,656,421
Boom Logistics Ltd                                                  41,677                                      146,728
Nishio Rent All Co Ltd                                                 734                                       14,333
Northgate Plc                                                        8,296                                      165,872
Ramirent Oyj                                                         2,096                                       78,071
Sixt AG                                                              2,011                                       99,300
                                                                                   -------------------------------------
                                                                                                              3,160,725
                                                                                   -------------------------------------
Retail - Apparel & Shoe (0.45%)
Etam Developpement SA                                                  464                                       38,692
Honeys Co Ltd                                                        4,390                                      238,336
Inditex SA                                                          50,665                                    2,058,204
Just Group Ltd                                                      86,484                                      206,702
Lindex AB                                                           11,780                                      173,850
Lojas Renner SA                                                      4,124                                      235,657
Pal Co Ltd                                                             797                                       58,275
Point Inc                                                            3,378                                      238,412
                                                                                   -------------------------------------
                                                                                                              3,248,128
                                                                                   -------------------------------------
Retail - Automobile (0.02%)
Pendragon Plc                                                       12,891                                      142,346
                                                                                   -------------------------------------

Retail - Bookstore (0.03%)
Culture Convenience Club Co Ltd                                     15,966                                      200,344
                                                                                   -------------------------------------

Retail - Building Products (0.01%)
Homac Corp                                                           5,129                                       85,783
                                                                                   -------------------------------------

Retail - Catalog Shopping (0.01%)
N Brown Group PLC                                                   18,466                                       73,843
Senshukai Co Ltd                                                     1,872                                       25,342
                                                                                   -------------------------------------
                                                                                                                 99,185
                                                                                   -------------------------------------
Retail - Consumer Electronics (0.39%)
Carphone Warehouse Group PLC                                        84,123                                      514,913
Joshin Denki Co Ltd                                                 17,722                                      138,579
Yamada Denki Co Ltd                                                 19,900                                    2,162,513
                                                                                   -------------------------------------
                                                                                                              2,816,005
                                                                                   -------------------------------------
Retail - Discount (0.01%)
Izumiya Co Ltd                                                       5,694                                       53,699
                                                                                   -------------------------------------


Retail - Drug Store (0.01%)
Cosmos Pharmaceutical Corp                                           3,070                                       84,680
                                                                                   -------------------------------------

Retail - Home Furnishings (0.12%)
Beter BED Holdings NV                                                  468                                       29,264
Ellerine Holdings Ltd                                               32,700                                      499,072
JD Group Ltd                                                        22,216                                      341,082
                                                                                   -------------------------------------
                                                                                                                869,418
                                                                                   -------------------------------------
Retail - Hypermarkets (0.03%)
Controladora Comercial Mexicana SA de CV                           128,527                                      217,941
                                                                                   -------------------------------------

Retail - Jewelry (0.60%)
Compagnie Financiere Richemont AG                                   76,901                                    3,972,574
Swatch Group AG                                                      2,368                                      423,432
                                                                                   -------------------------------------
                                                                                                              4,396,006
                                                                                   -------------------------------------
Retail - Major Department Store (0.80%)
Lotte Shopping Co (b)                                               95,318                                    1,990,840
Marks & Spencer Group PLC                                          359,375                                    3,831,130
                                                                                   -------------------------------------
                                                                                                              5,821,970
                                                                                   -------------------------------------
Retail - Miscellaneous/Diversified (0.43%)
Aeon Co Ltd                                                         99,200                                    2,462,627
Foschini Ltd                                                        35,604                                      358,068
Hyundai H&S Co Ltd                                                     784                                       63,505
Izumi Co Ltd                                                         3,426                                      137,400
Macintosh Retail Group NV                                              585                                       61,162
Miller's Retail Ltd                                                 63,328                                       82,406
                                                                                   -------------------------------------
                                                                                                              3,165,168
                                                                                   -------------------------------------
Retail - Pubs (0.59%)
Punch Taverns PLC                                                  272,192                                    4,336,489
                                                                                   -------------------------------------

Retail - Regional Department Store (0.00%)
Gruppo Coin SpA (b)                                                  3,228                                       17,444
                                                                                   -------------------------------------

Retail - Toy Store (0.01%)
JUMBO SA                                                             2,810                                       45,661
                                                                                   -------------------------------------

Retail - Video Rental (0.03%)
Geo Co Ltd                                                              86                                      187,513
                                                                                   -------------------------------------

Rubber - Tires (0.76%)
Continental AG                                                      46,428                                    5,518,468
                                                                                   -------------------------------------

Rubber & Plastic Products (0.04%)
Ansell Ltd                                                          23,386                                      202,282
Bando Chemical Industries Ltd                                        3,799                                       17,964
Shin-Etsu Polymer Co Ltd                                             4,400                                       75,671
                                                                                   -------------------------------------
                                                                                                                295,917
                                                                                   -------------------------------------
Schools (0.00%)
Raffles Education Corp Ltd                                          22,585                                       35,700
                                                                                   -------------------------------------

Security Services (0.01%)
Garda World Security Corp (b)                                        1,633                                       36,579
                                                                                   -------------------------------------

Semiconductor Component - Integrated
Circuits (1.25%)
Advanced Semiconductor Engineering Inc                             271,000                                      321,911
Chipbond Technology Corp                                           133,000                                      177,161

CSR PLC (b)                                                        166,314                                    3,663,890
Novatek Microelectronics Corp Ltd                                   83,983                                      500,118
Siliconware Precision Industries Co                                239,000                                      346,822
Taiwan Semiconductor Manufacturing Co Ltd                          703,049                                    1,500,584
Wolfson Microelectronics PLC (b)                                   307,765                                    2,632,024
                                                                                   -------------------------------------
                                                                                                              9,142,510
                                                                                   -------------------------------------
Shipbuilding (0.03%)
Aker Yards AS                                                        2,938                                      234,945
                                                                                   -------------------------------------

Silver Mining (0.03%)
Silver Wheaton Corp (b)(c)                                          17,894                                      200,570
                                                                                   -------------------------------------

Soap & Cleaning Products (0.54%)
Henkel KGaA                                                          5,867                                      705,264
Hindustan Lever Ltd                                                 54,406                                      351,946
Reckitt Benckiser PLC                                               79,078                                    2,874,727
                                                                                   -------------------------------------
                                                                                                              3,931,937
                                                                                   -------------------------------------
Steel - Producers (1.93%)
Angang New Steel Co Ltd                                            518,000                                      450,949
Boehler-Uddeholm AG                                                  1,149                                      260,246
Cia Siderurgica Nacional SA ADR (c)                                  9,739                                      342,910
Evraz Group SA (a)(d)                                               18,021                                      450,525
Hyundai Steel Co                                                     5,280                                      204,046
IPSCO                                                               27,194                                    2,800,093
Osaka Steel Co Ltd                                                   4,070                                       83,930
POSCO ADR                                                            5,718                                      402,947
Salzgitter AG                                                       30,290                                    2,403,756
Sumitomo Metal Industries Ltd                                      771,000                                    3,240,631
Tenaris SA ADR (c)                                                   6,800                                      312,120
Ternium SA ADR (b)(c)                                               21,793                                      582,309
ThyssenKrupp AG                                                     69,977                                    2,303,273
Tokyo Tekko Co Ltd                                                  16,966                                      186,596
Tubos Reunidos SA                                                    2,469                                       40,991
                                                                                   -------------------------------------
                                                                                                             14,065,322
                                                                                   -------------------------------------
Steel - Specialty (0.01%)
Nippon Metal Industry Co Ltd                                        47,020                                      106,227
                                                                                   -------------------------------------

Steel Pipe & Tube (0.67%)
Vallourec                                                            3,779                                    4,903,032
                                                                                   -------------------------------------

Storage & Warehousing (0.01%)
Big Yellow Group PLC                                                 7,971                                       59,149
                                                                                   -------------------------------------

Sugar (0.05%)
Cosan SA Industria e Comercio (b)                                    4,993                                      391,561
                                                                                   -------------------------------------

Telecommunication Equipment (0.36%)
Foxconn International Holdings Ltd (b)                             187,968                                      404,850
INTOPS Co Ltd                                                        2,534                                       71,464
Option NV (b)(c)                                                    74,796                                    2,138,724
                                                                                   -------------------------------------
                                                                                                              2,615,038
                                                                                   -------------------------------------
Telecommunication Services (0.53%)
Starhub Ltd                                                      1,722,095                                    2,438,981
Telenor ASA                                                        123,400                                    1,428,264
                                                                                   -------------------------------------
                                                                                                              3,867,245
                                                                                   -------------------------------------
Telephone - Integrated (0.92%)
China Netcom Group Corp Hong Kong Ltd                              347,311                                      633,824
Hellenic Telecommunications Organization SA                         73,305                                    1,638,090
Royal KPN NV                                                       282,421                                    3,312,053
Telefonos de Mexico SA de CV ADR                                    34,768                                      764,549
Telkom SA Ltd                                                       14,025                                      331,662
                                                                                   -------------------------------------
                                                                                                              6,680,178
                                                                                   -------------------------------------
Television (0.54%)
Antena 3 de Television SA                                           10,515                                      276,561
Carrere Group (b)                                                      880                                       26,039
Modern Times Group AB (b)                                           66,940                                    3,661,588
                                                                                   -------------------------------------
                                                                                                              3,964,188
                                                                                   -------------------------------------
Textile - Apparel (0.01%)
Descente Ltd                                                        14,838                                       84,844
                                                                                   -------------------------------------

Textile - Products (0.05%)
Nishat Mills Ltd                                                   193,718                                      393,858
                                                                                   -------------------------------------

Tobacco (1.08%)
British American Tobacco PLC                                       211,528                                    5,390,473
Imperial Tobacco Group PLC                                          80,973                                    2,507,961
                                                                                   -------------------------------------
                                                                                                              7,898,434
                                                                                   -------------------------------------
Tools - Hand Held (0.04%)
Hitachi Koki Co Ltd                                                 15,190                                      268,020
Hitachi Tool Engineering Ltd                                         1,403                                       32,188
                                                                                   -------------------------------------
                                                                                                                300,208
                                                                                   -------------------------------------
Transport - Air Freight (0.01%)
Yusen Air & Sea Service Co Ltd                                       3,300                                       89,002
                                                                                   -------------------------------------

Transport - Marine (0.17%)
Brostrom AB                                                          5,506                                      120,023
Clarkson PLC                                                           691                                       10,594
Cosco Corp Singapore Ltd                                            97,090                                       87,784
Hyundai Merchant Marine Co Ltd                                      22,990                                      467,990
Labroy Marine Ltd                                                  189,970                                      180,169
Shinwa Kaiun Kaisha Ltd                                             21,462                                       61,454
Smit Internationale NV                                                 875                                       77,594
STX Pan Ocean Co Ltd                                               547,000                                      264,577
Wan Hai Lines Ltd                                                        1                                            1
                                                                                   -------------------------------------
                                                                                                              1,270,186
                                                                                   -------------------------------------
Transport - Rail (0.88%)
Canadian National Railway                                           79,800                                    3,570,009
East Japan Railway Co                                                  362                                    2,818,021
                                                                                   -------------------------------------
                                                                                                              6,388,030
                                                                                   -------------------------------------
Transport - Services (0.01%)
SMRT Corp Ltd                                                       95,982                                       68,576
TransForce Income Fund                                               1,755                                       29,006
                                                                                   -------------------------------------
                                                                                                                 97,582
                                                                                   -------------------------------------
Travel Services (0.02%)
Hana Tour Service Inc                                                1,790                                      145,371
                                                                                   -------------------------------------

Water (0.01%)
Athens Water Supply & Sewage                                         9,511                                       90,813
                                                                                   -------------------------------------

Web Portals (0.16%)
Neowiz Corp                                                         10,190                                    1,140,865
                                                                                   -------------------------------------


Wire & Cable Products (0.38%)
LS Cable Ltd                                                         9,068                                      374,949
Sumitomo Electric Industries Ltd                                   151,700                                    2,401,695
                                                                                   -------------------------------------
                                                                                                              2,776,644
                                                                                   -------------------------------------
Wireless Equipment (0.77%)
Nokia OYJ                                                          247,699                                    5,631,863
                                                                                   -------------------------------------

COMMON STOCKS (97.71%)
Oil Company - Exploration & Production (0.60%)
Oao Gazprom (b)                                                     11,251                                      447,810
                                                                                   -------------------------------------

Retail - Convenience Store (0.21%)
Alimentation Couche Tard Inc                                        67,900                                    1,551,844
                                                                                   -------------------------------------
TOTAL COMMON STOCKS                                                             $                           713,003,770
                                                                                   -------------------------------------
PREFERRED STOCKS (0.67%)
Airlines (0.08%)
Tam SA                                                              21,881                                      551,406
                                                                                   -------------------------------------

Commercial Banks (0.10%)
Banco Bradesco SA                                                   18,585                                      708,207
                                                                                   -------------------------------------

Dialysis Centers (0.07%)
Fresenius AG                                                         3,165                                      549,182
                                                                                   -------------------------------------

Diversified Minerals (0.07%)
Cia Vale do Rio Doce                                                10,720                                      477,242
                                                                                   -------------------------------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                              1,240                                        9,031
                                                                                   -------------------------------------

Machinery - Material Handling (0.00%)
Jungheinrich AG                                                        434                                       14,673
                                                                                   -------------------------------------

Steel - Producers (0.11%)
Gerdau SA                                                           27,304                                      472,630
Usinas Siderurgicas de Minas Gerais SA                               8,400                                      318,125
                                                                                   -------------------------------------
                                                                                                                790,755
                                                                                   -------------------------------------
Television (0.24%)
ProSiebenSat.1 Media AG                                             64,437                                    1,779,207
                                                                                   -------------------------------------
TOTAL PREFERRED STOCKS                                                          $                             4,879,703
                                                                                   -------------------------------------
                                                     Principal
                                                      Amount                                      Value
                                                  ------------------------- ------ -------------------------------------
SHORT TERM INVESTMENTS (0.95%)
Commercial Paper (0.95%)
Investment in Joint Trading Account; HSBC
Funding
      4.82%, 5/ 1/2006                                           6,965,718                                    6,965,718
                                                                                   -------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                    $                             6,965,718
                                                                                   -------------------------------------
MONEY MARKET FUNDS (1.34%)
BNY Institutional Cash Reserve Fund (e)                          9,748,000                                    9,748,000
                                                                                   -------------------------------------
TOTAL MONEY MARKET FUNDS                                                        $                             9,748,000
                                                                                   -------------------------------------
Total Investments                                                               $                           734,597,191
Liabilities in Excess of Other Assets,
Net - (0.67)%                                                                                                (4,871,394)
                                                                                   -------------------------------------
TOTAL NET ASSETS - 100.00%                                                      $                           729,725,797
                                                                                   =====================================
                                                                                   -------------------------------------

                                                                                   =====================================

(a) Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(b) Non-Income Producing Security
(c) Security or a portion of the security was on loan at the end of the period.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(e) Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $       158,700,390
Unrealized Depreciation                                  (2,186,487)
                                                    -----------------
Net Unrealized Appreciation (Depreciation)               156,513,903
Cost for federal income tax purposes                     578,016,328


Portfolio Summary (unaudited)
------------------------------- -------------------------------------
Country                                                      Percent
------------------------------- -------------------------------------
Japan                                                         19.89%
United Kingdom                                                18.14%
France                                                         8.45%
Switzerland                                                    7.59%
Germany                                                        5.44%
Canada                                                         5.05%
Netherlands                                                    3.78%
Korea, Republic Of                                             3.27%
Spain                                                          3.12%
Australia                                                      2.63%
Italy                                                          2.47%
United States                                                  2.29%
Norway                                                         1.90%
Belgium                                                        1.83%
Finland                                                        1.69%
Sweden                                                         1.43%
Taiwan, Province Of China                                      1.28%
Greece                                                         1.18%
Hong Kong                                                      1.16%
Brazil                                                         1.09%
South Africa                                                   0.94%
Singapore                                                      0.81%
Russian Federation                                             0.75%
Mexico                                                         0.73%
Denmark                                                        0.66%
Austria                                                        0.61%
China                                                          0.55%
India                                                          0.48%
Turkey                                                         0.24%
Ireland                                                        0.20%
Luxembourg                                                     0.16%
Thailand                                                       0.15%
Israel                                                         0.13%
Indonesia                                                      0.13%
Malaysia                                                       0.10%
Philippines                                                    0.07%
Hungary                                                        0.06%
Pakistan                                                       0.05%
Argentina                                                      0.05%
Czech Republic                                                 0.04%
Egypt                                                          0.03%
Colombia                                                       0.03%
Morocco                                                        0.02%
Liabilities in Excess of                                    (-0.67%)
Other Assets, Net
                                             ------------------------
TOTAL NET ASSETS                                             100.00%
                                             ========================


Schedule of Investments
April 30, 2006 (unaudited)
Equity Income Fund
                                                  Shares
                                                   Held                                       Value
                                             -------------------------- ------ ------------------------------------
COMMON STOCKS (80.12%)
Advertising Services (0.08%)
PagesJaunes Groupe SA                                       2,898      $                                83,632
                                                                          -------------------------------------

Aerospace & Defense Equipment (0.47%)
United Technologies Corp                                    8,300                                      521,323
                                                                          -------------------------------------

Appliances (0.45%)
Whirlpool Corp                                              5,500                                      493,625
                                                                          -------------------------------------

Applications Software (0.40%)
Microsoft Corp                                             18,000                                      434,700
                                                                          -------------------------------------

Auto - Car & Light Trucks (0.25%)
DaimlerChrysler AG                                          5,038                                      277,008
                                                                          -------------------------------------

Auto/Truck Parts & Equipment - Original (0.12%)
GKN PLC                                                    22,627                                      129,142
                                                                          -------------------------------------

Beverages - Non-alcoholic (0.68%)
Coca-Cola Co/The                                           12,000                                      503,520
PepsiCo Inc                                                 4,100                                      238,784
                                                                          -------------------------------------
                                                                                                       742,304
                                                                          -------------------------------------
Beverages - Wine & Spirits (0.21%)
Diageo PLC                                                 14,108                                      231,945
                                                                          -------------------------------------

Building - Heavy Construction (0.26%)
NCC AB                                                      8,103                                      203,513
Severfield-Rowen PLC                                        3,559                                       81,122
                                                                          -------------------------------------
                                                                                                       284,635
                                                                          -------------------------------------
Building - Residential & Commercial (0.05%)
Hyundai Development Co                                        960                                       55,674
                                                                          -------------------------------------

Building & Construction Products -
Miscellaneous (0.09%)
CSR Ltd                                                    15,662                                       48,128
Fletcher Building Ltd                                       8,917                                       51,596
                                                                          -------------------------------------
                                                                                                        99,724
                                                                          -------------------------------------
Cellular Telecommunications (0.11%)
Vodafone Group PLC                                         51,544                                      121,562
                                                                          -------------------------------------

Chemicals - Diversified (0.56%)
Lyondell Chemical Co (a)                                   25,400                                      612,140
                                                                          -------------------------------------

Circuit Boards (0.19%)
Elec & Eltek International Co Ltd                          84,500                                      207,025
                                                                          -------------------------------------

Coal (0.08%)
Fording Canadian Coal Trust                                 2,400                                       87,814
                                                                          -------------------------------------


Coatings & Paint (0.55%)
Valspar Corp                                               21,500                                      608,450
                                                                          -------------------------------------

Commercial Banks (5.69%)
ABN AMRO Holding NV                                         5,389                                      160,814
Alpha Bank AE                                               1,842                                       69,608
AmSouth Bancorp                                            26,700                                      772,698
Australia & New Zealand Banking Group Ltd                   7,994                                      169,529
Banco Santander Central Hispano SA                         21,893                                      338,928
Bank of East Asia Ltd                                      23,200                                       96,945
Bank of Hawaii Corp (a)                                     6,000                                      325,860
Barclays PLC                                               31,104                                      387,556
BNP Paribas                                                 3,730                                      351,918
Colonial BancGroup Inc/The                                 20,300                                      526,379
Commonwealth Bank of Australia                              9,639                                      343,738
Credit Agricole SA                                          3,148                                      126,654
Daegu Bank                                                  2,620                                       49,167
Danske Bank A/S                                             5,320                                      211,334
Deutsche Bank AG                                              643                                       78,517
DNB NOR ASA                                                14,200                                      196,536
Fortis                                                      5,465                                      204,524
HBOS PLC                                                    4,807                                       84,142
HSBC Holdings PLC                                          23,499                                      404,706
Liechtenstein Landesbank                                       91                                       73,166
Lloyds TSB Group PLC                                        5,201                                       50,482
Royal Bank of Canada                                        3,100                                      132,349
Sanpaolo IMI SpA                                            8,901                                      166,949
Societe Generale                                            1,240                                      189,155
Torinto Dominion Bank (b)                                   2,300                                      128,183
UnionBanCal Corp                                            8,700                                      609,783
                                                                          -------------------------------------
                                                                                                     6,249,620
                                                                          -------------------------------------
Computer Services (0.23%)
HIQ International AB                                       42,800                                      257,873
                                                                          -------------------------------------

Computers (0.87%)
Hewlett-Packard Co                                         29,500                                      957,865
                                                                          -------------------------------------

Computers - Peripheral Equipment (0.06%)
GES International Ltd                                     113,000                                       70,732
                                                                          -------------------------------------

Containers - Paper & Plastic (0.07%)
British Polythene Industries                                6,800                                       78,239
                                                                          -------------------------------------

Data Processing & Management (0.33%)
Automatic Data Processing Inc                               8,300                                      365,864
                                                                          -------------------------------------

Distribution & Wholesale (0.53%)
Alesco Corp Ltd                                            15,833                                      119,532
Genuine Parts Co                                           10,600                                      462,690
                                                                          -------------------------------------
                                                                                                       582,222
                                                                          -------------------------------------
Diversified Financial Services (0.47%)
Acta Holding ASA                                           80,000                                      360,016
Guoco Group Ltd                                            13,000                                      161,543
                                                                          -------------------------------------
                                                                                                       521,559
                                                                          -------------------------------------
Diversified Manufacturing Operations (1.82%)
Eaton Corp                                                  7,220                                      553,413
General Electric Co                                        22,100                                      764,439

Honeywell International Inc                                14,400                                      612,000
Senior PLC                                                 56,247                                       69,522
                                                                          -------------------------------------
                                                                                                     1,999,374
                                                                          -------------------------------------
Diversified Minerals (0.34%)
Anglo American PLC                                          5,897                                      250,389
BHP Billiton Ltd                                            2,370                                       52,688
Independence Group NL                                      33,061                                       74,753
                                                                          -------------------------------------
                                                                                                       377,830
                                                                          -------------------------------------
Electric - Integrated (3.50%)
E.ON AG                                                     1,999                                      244,628
Edison International                                       12,100                                      488,961
Endesa SA                                                   6,351                                      210,562
FirstEnergy Corp                                           15,100                                      765,721
FPL Group Inc (a)                                          18,600                                      736,560
International Power PLC                                     6,855                                       37,131
PPL Corp                                                   17,600                                      511,104
Scottish & Southern Energy PLC                              5,509                                      112,651
TXU Corp                                                   14,800                                      734,524
                                                                          -------------------------------------
                                                                                                     3,841,842
                                                                          -------------------------------------
Electric Products - Miscellaneous (0.47%)
Emerson Electric Co                                         6,100                                      518,195
                                                                          -------------------------------------

Electric-Transmission (0.08%)
Terna SpA                                                  30,470                                       83,576
                                                                          -------------------------------------

Engineering - Research & Development
Services (0.07%)
ABB Ltd (b)                                                 5,304                                       75,482
                                                                          -------------------------------------

Fiduciary Banks (0.59%)
Wilmington Trust Corp                                      14,700                                      651,210
                                                                          -------------------------------------

Finance - Commercial (0.44%)
CIT Group Inc                                               9,000                                      486,090
                                                                          -------------------------------------

Finance - Investment Banker & Broker (5.24%)
Citigroup Inc                                              30,686                                    1,532,766
Credit Suisse Group                                         5,467                                      342,415
D Carnegie AB                                              12,100                                      267,858
Goldman Sachs Group Inc                                     4,600                                      737,334
JPMorgan Chase & Co                                        36,060                                    1,636,403
Merrill Lynch & Co Inc (a)                                 15,100                                    1,151,526
UBS AG                                                        727                                       85,925
                                                                          -------------------------------------
                                                                                                     5,754,227
                                                                          -------------------------------------
Finance - Mortgage Loan/Banker (0.29%)
CharterMac (a)                                             15,100                                      291,128
Paragon Group of Cos PLC                                    2,511                                       32,588
                                                                          -------------------------------------
                                                                                                       323,716
                                                                          -------------------------------------
Financial Guarantee Insurance (0.05%)
Euler Hermes SA                                               412                                       51,171
                                                                          -------------------------------------

Food - Miscellaneous/Diversified (0.61%)
General Mills Inc                                           8,500                                      419,390
Kellogg Co                                                  5,500                                      254,705
                                                                          -------------------------------------
                                                                                                       674,095
                                                                          -------------------------------------

Gambling (Non-Hotel) (0.31%)
OPAP SA                                                     9,248                                      341,323
                                                                          -------------------------------------

Home Decoration Products (0.66%)
Newell Rubbermaid Inc                                      26,300                                      721,146
                                                                          -------------------------------------

Human Resources (0.04%)
USG People NV                                                 480                                       41,296
                                                                          -------------------------------------

Insurance Brokers (0.50%)
AON Corp                                                   13,200                                      553,212
                                                                          -------------------------------------

Investment Companies (0.49%)
American Capital Strategies Ltd (a)                        15,300                                      532,746
                                                                          -------------------------------------

Investment Management & Advisory
Services (0.15%)
Aberdeen Asset Management PLC                              21,370                                       76,521
Record Investments Ltd                                     11,428                                       91,913
                                                                          -------------------------------------
                                                                                                       168,434
                                                                          -------------------------------------
Life & Health Insurance (0.42%)
AMP Ltd                                                    15,326                                      104,773
Protective Life Corp                                        7,100                                      357,840
                                                                          -------------------------------------
                                                                                                       462,613
                                                                          -------------------------------------
Lottery Services (0.05%)
Intralot SA-Integrated Lottery Systems                      1,853                                       59,754
                                                                          -------------------------------------

Machinery - Construction & Mining (0.33%)
Wajax Income Fund                                          10,400                                      357,789
                                                                          -------------------------------------

Machinery - General Industry (0.13%)
MAN AG                                                      1,899                                      143,716
                                                                          -------------------------------------

Medical - Drugs (2.32%)
Abbott Laboratories                                        10,200                                      435,948
AstraZeneca PLC                                             1,215                                       66,894
GlaxoSmithKline PLC                                         3,107                                       87,931
Merck & Co Inc                                             11,200                                      385,504
Pfizer Inc                                                 31,000                                      785,230
Sanofi-Aventis                                                863                                       81,259
Wyeth                                                      14,500                                      705,715
                                                                          -------------------------------------
                                                                                                     2,548,481
                                                                          -------------------------------------
Medical - Hospitals (0.13%)
Parkway Holdings Ltd                                       88,800                                      146,540
                                                                          -------------------------------------

Medical Products (0.66%)
Becton Dickinson & Co                                       5,000                                      315,200
Johnson & Johnson                                           6,900                                      404,409
                                                                          -------------------------------------
                                                                                                       719,609
                                                                          -------------------------------------
Metal - Aluminum (0.06%)
Aluminum of Greece S.A.I.C.                                 2,656                                       62,497
                                                                          -------------------------------------

Metal - Diversified (0.47%)
Boliden AB (b)                                              2,255                                       45,645
Freeport-McMoRan Copper & Gold Inc                          7,200                                      464,976
                                                                          -------------------------------------
                                                                                                       510,621
                                                                          -------------------------------------

Metal Processors & Fabrication (0.03%)
Martinrea International Inc (b)                             4,709                                       36,351
                                                                          -------------------------------------

Miscellaneous Manufacturers (0.06%)
Fenner Plc                                                 18,060                                       68,690
                                                                          -------------------------------------

Mortgage Banks (0.20%)
Bradford & Bingley PLC                                     25,225                                      222,145
                                                                          -------------------------------------

Multi-line Insurance (2.20%)
Assicurazioni Generali SpA                                  3,008                                      112,572
Assurances Generales de France                              1,569                                      198,035
Aviva PLC                                                  13,834                                      201,540
AXA SA                                                      6,046                                      221,545
Hartford Financial Services Group Inc                       9,600                                      882,528
Helvetia Patria Holding                                       279                                       75,148
ING Groep NV                                                6,684                                      271,614
Metlife Inc (a)                                             8,800                                      458,480
                                                                          -------------------------------------
                                                                                                     2,421,462
                                                                          -------------------------------------
Multimedia (0.35%)
McGraw-Hill Cos Inc/The                                     7,000                                      389,620
                                                                          -------------------------------------

Oil - Field Services (0.31%)
Acergy SA (b)                                               3,000                                       48,806
Peak Energy Services Trust                                  6,862                                       77,772
Trinidad Energy Services Income Trust                      12,838                                      210,921
                                                                          -------------------------------------
                                                                                                       337,499
                                                                          -------------------------------------
Oil & Gas Drilling (0.79%)
Diamond Offshore Drilling Inc                               5,700                                      517,389
Rowan Cos Inc (a)                                           7,800                                      345,774
                                                                          -------------------------------------
                                                                                                       863,163
                                                                          -------------------------------------
Oil Company - Exploration & Production (0.47%)
NAL Oil & Gas Trust                                        10,100                                      171,976
Total Gabon                                                   378                                      347,589
                                                                          -------------------------------------
                                                                                                       519,565
                                                                          -------------------------------------
Oil Company - Integrated (4.94%)
BP PLC                                                      6,703                                       82,484
ConocoPhillips                                             14,500                                      970,050
ENI SpA                                                     4,635                                      141,291
Exxon Mobil Corp                                           39,540                                    2,494,183
Marathon Oil Corp                                           6,900                                      547,584
Occidental Petroleum Corp (a)                              10,400                                    1,068,496
PetroChina Co Ltd                                         116,000                                      127,914
                                                                          -------------------------------------
                                                                                                     5,432,002
                                                                          -------------------------------------
Pharmacy Services (0.12%)
Caremark Rx Inc                                             3,000                                      136,650
                                                                          -------------------------------------

Pipelines (0.47%)
Questar Corp                                                6,500                                      520,325
                                                                          -------------------------------------

Power Converter & Supply Equipment (0.10%)
Schneider Electric SA                                         999                                      112,941
                                                                          -------------------------------------

Printing - Commercial (0.35%)
RR Donnelley & Sons Co                                     11,300                                      380,697
                                                                          -------------------------------------


Property & Casualty Insurance (1.05%)
Admiral Group Plc                                           4,625                                       56,198
Brit Insurance Holdings Plc                                61,008                                      107,010
Chaucer Holdings PLC                                      142,898                                      181,817
Chubb Corp                                                  7,452                                      384,076
Dongbu Insurance Co Ltd                                     2,040                                       51,043
Highway Insurance Holdings PLC                            146,562                                      236,429
QBE Insurance Group Ltd                                     5,113                                       86,823
Royal & Sun Alliance Insurance Group                       20,984                                       52,636
                                                                          -------------------------------------
                                                                                                     1,156,032
                                                                          -------------------------------------
Property Trust (0.25%)
Babcock & Brown Japan Property Trust                       37,886                                       51,455
Centro Properties Group                                    21,868                                      107,850
Macquarie Leisure Trust Group                              27,881                                       60,503
Stockland                                                  10,668                                       55,689
                                                                          -------------------------------------
                                                                                                       275,497
                                                                          -------------------------------------
Publishing - Periodicals (0.03%)
Wolters Kluwer NV                                           1,344                                       34,960
                                                                          -------------------------------------

Quarrying (0.37%)
Vulcan Materials Co                                         4,800                                      407,808
                                                                          -------------------------------------

Real Estate Magagement & Services (0.03%)
Nexity (b)                                                    504                                       35,172
                                                                          -------------------------------------

Real Estate Operator & Developer (0.18%)
FKP Property Group                                         35,106                                      141,174
New World Development Ltd                                  29,000                                       51,989
                                                                          -------------------------------------
                                                                                                       193,163
                                                                          -------------------------------------
Regional Banks (2.78%)
Bank of America Corp                                       16,800                                      838,656
PNC Financial Services Group Inc                            8,400                                      600,348
US Bancorp                                                 29,600                                      930,624
Wells Fargo & Co                                            9,900                                      680,031
                                                                          -------------------------------------
                                                                                                     3,049,659
                                                                          -------------------------------------
REITS - Apartments (4.20%)
Archstone-Smith Trust                                      20,000                                      977,600
AvalonBay Communities Inc                                   8,400                                      904,680
Equity Residential                                         30,000                                    1,346,100
Mid-America Apartment Communities Inc                      11,200                                      593,600
United Dominion Realty Trust Inc (a)                       29,300                                      796,667
                                                                          -------------------------------------
                                                                                                     4,618,647
                                                                          -------------------------------------
REITS - Diversified (1.19%)
Summit Real Estate Investment Trust                        12,800                                      285,688
Vastned Offices/Industrial                                  3,191                                      112,829
Vornado Realty Trust                                        9,500                                      908,580
                                                                          -------------------------------------
                                                                                                     1,307,097
                                                                          -------------------------------------
REITS - Healthcare (0.64%)
Ventas Inc (a)                                             21,400                                      699,138
                                                                          -------------------------------------

REITS - Hotels (1.63%)
Equity Inns Inc                                            25,500                                      413,100
Host Hotels & Resorts Inc                                  36,100                                      758,822
Sunstone Hotel Investors Inc                               21,600                                      620,784
                                                                          -------------------------------------
                                                                                                     1,792,706
                                                                          -------------------------------------

REITS - Mortgage (1.93%)
Arbor Realty Trust Inc                                     23,800                                      616,420
CapitalSource Inc (a)                                      20,000                                      470,000
Gramercy Capital Corp/New York                             41,500                                    1,030,445
                                                                          -------------------------------------
                                                                                                     2,116,865
                                                                          -------------------------------------
REITS - Office Property (3.38%)
BioMed Realty Trust Inc                                    24,822                                      687,073
Boston Properties Inc (a)                                  12,200                                    1,076,894
Equity Office Properties Trust                             18,000                                      581,400
Kilroy Realty Corp (a)                                     13,000                                      927,160
SL Green Realty Corp                                        4,400                                      435,600
                                                                          -------------------------------------
                                                                                                     3,708,127
                                                                          -------------------------------------
REITS - Regional Malls (2.80%)
CBL & Associates Properties Inc                            16,500                                      659,835
Macerich Co/The                                             6,000                                      439,320
Simon Property Group Inc                                   24,200                                    1,981,496
                                                                          -------------------------------------
                                                                                                     3,080,651
                                                                          -------------------------------------
REITS - Shopping Centers (2.56%)
Developers Diversified Realty Corp (a)                     17,200                                      915,040
Kimco Realty Corp                                          26,100                                      969,093
Tanger Factory Outlet Centers Inc                          12,000                                      393,360
Weingarten Realty Investors                                13,500                                      532,035
                                                                          -------------------------------------
                                                                                                     2,809,528
                                                                          -------------------------------------
REITS - Warehouse & Industrial (0.95%)
AMB Property Corp (a)                                      13,000                                      649,870
EastGroup Properties Inc                                    8,700                                      388,629
                                                                          -------------------------------------
                                                                                                     1,038,499
                                                                          -------------------------------------
Rental - Auto & Equipment (0.05%)
Ashtead Group PLC                                          13,084                                       56,007
                                                                          -------------------------------------

Retail - Apparel & Shoe (0.15%)
Just Group Ltd                                             53,622                                      128,160
Reitman's Canada Ltd                                        1,973                                       39,352
                                                                          -------------------------------------
                                                                                                       167,512
                                                                          -------------------------------------
Retail - Building Products (0.19%)
Home Depot Inc                                              5,100                                      203,643
                                                                          -------------------------------------

Retail - Catalog Shopping (0.03%)
N Brown Group PLC                                           8,475                                       33,890
                                                                          -------------------------------------

Retail - Major Department Store (0.59%)
JC Penney Co Inc                                            9,900                                      648,054
                                                                          -------------------------------------

Retail - Restaurants (0.77%)
McDonald's Corp                                            24,445                                      845,064
                                                                          -------------------------------------

Semiconductor Component - Integrated
Circuits (0.05%)
CSR PLC (b)                                                 2,339                                       51,528
                                                                          -------------------------------------

Semiconductor Equipment (0.16%)
ASM Pacific Technology                                     30,500                                      177,603
                                                                          -------------------------------------

Shipbuilding (0.14%)
Aker Yards AS                                               1,882                                      150,499
                                                                          -------------------------------------


Steel - Producers (0.75%)
Angang New Steel Co Ltd                                   148,000                                      128,843
Boehler-Uddeholm AG                                           420                                       95,129
Rautaruukki OYJ                                             8,600                                      301,158
Russel Metals                                              11,300                                      251,604
Tubos Reunidos SA                                           2,576                                       42,767
                                                                          -------------------------------------
                                                                                                       819,501
                                                                          -------------------------------------
Telephone - Integrated (4.41%)
AT&T Inc (a)                                               74,773                                    1,959,800
BellSouth Corp                                             25,200                                      851,256
Citizens Communications Co (a)                             51,900                                      689,232
Royal KPN NV                                               38,886                                      456,030
Verizon Communications Inc                                 26,814                                      885,667
                                                                          -------------------------------------
                                                                                                     4,841,985
                                                                          -------------------------------------
Tobacco (3.17%)
Altria Group Inc                                           22,383                                    1,637,540
British American Tobacco PLC                                9,267                                      236,156
Loews Corp - Carolina Group                                 6,200                                      317,688
Reynolds American Inc (a)                                  11,800                                    1,293,870
                                                                          -------------------------------------
                                                                                                     3,485,254
                                                                          -------------------------------------
Tools - Hand Held (0.52%)
Black & Decker Corp                                         6,100                                      571,021
                                                                          -------------------------------------

Transport - Marine (0.55%)
Brostrom AB                                                 1,600                                       34,878
General Maritime Corp                                       7,100                                      235,862
Pacific Basin Shipping Ltd                                161,000                                       71,637
Smit Internationale NV                                      2,997                                      265,772
                                                                          -------------------------------------
                                                                                                       608,149
                                                                          -------------------------------------
Transport - Rail (0.83%)
Burlington Northern Santa Fe Corp                           3,900                                      310,167
Norfolk Southern Corp                                      11,100                                      599,400
                                                                          -------------------------------------
                                                                                                       909,567
                                                                          -------------------------------------
Trucking & Leasing (0.10%)
Mullen Group Income Fund                                    3,600                                      109,521
                                                                          -------------------------------------

Water (0.28%)
AWG PLC                                                    14,373                                      303,051
                                                                          -------------------------------------
TOTAL COMMON STOCKS                                                    $                            88,027,770
                                                                          -------------------------------------
PREFERRED STOCKS (16.10%)
Cellular Telecommunications (0.23%)
US Cellular Corp                                            9,894                                      254,771
                                                                          -------------------------------------

Commercial Banks (1.72%)
Cobank ACB (c)                                             35,300                                    1,640,779
Royal Bank of Scotland Group PLC - Series N                10,500                                      251,580
                                                                          -------------------------------------
                                                                                                     1,892,359
                                                                          -------------------------------------
Diversified Financial Services (0.51%)
Citigroup Capital VII                                       2,300                                       58,190
Citigroup Capital VIII                                     19,937                                      497,827
                                                                          -------------------------------------
                                                                                                       556,017
                                                                          -------------------------------------
Electric - Integrated (1.71%)
Alabama Power Co Series II (b)                             17,400                                      403,332
Consolidated Edison Co of New York                          7,556                                      190,260
Dte Energy Trust I                                          9,140                                      230,328
Energy East Capital Trust I                                 2,185                                       54,778

Entergy Louisiana LLC                                      39,580                                    1,002,957
                                                                          -------------------------------------
                                                                                                     1,881,655
                                                                          -------------------------------------
Finance - Consumer Loans (0.30%)
HSBC Finance Corp  6.000%                                   2,300                                       52,118
HSBC Finance Corp  6.360%                                  11,000                                      275,330
                                                                          -------------------------------------
                                                                                                       327,448
                                                                          -------------------------------------
Finance - Investment Banker & Broker (0.66%)
JP Morgan Chase Capital X                                   5,000                                      126,300
Merrill Lynch Preferred Capital Trust I                       700                                       17,724
Merrill Lynch Preferred Capital Trust III                   6,100                                      153,598
Merrill Lynch Preferred Capital Trust IV                    4,100                                      103,771
Merrill Lynch Preferred Capital Trust V                     2,800                                       71,008
Morgan Stanley Capital Trust VI                             8,000                                      193,920
St Paul Capital Trust I                                     2,300                                       57,730
                                                                          -------------------------------------
                                                                                                       724,051
                                                                          -------------------------------------
Finance - Other Services (0.92%)
ABN AMRO Capital Funding Trust V                            2,300                                       51,451
ABN AMRO Capital Funding Trust VII                         14,500                                      335,965
National Rural Utilities Cooperative
Finance Corp  5.950%                                       25,500                                      569,925
National Rural Utilities Cooperative
Finance Corp  6.100%                                        2,400                                       53,328
                                                                          -------------------------------------
                                                                                                     1,010,669
                                                                          -------------------------------------
Financial Guarantee Insurance (0.48%)
Financial Security Assurance
Holdings Ltd  6.250%                                       23,000                                      522,100
                                                                          -------------------------------------

Gas - Distribution (0.58%)
AGL Capital Trust II                                       25,385                                      633,356
                                                                          -------------------------------------

Life & Health Insurance (0.11%)
PLC Capital Trust IV                                        3,400                                       85,408
PLC Capital Trust V                                         1,700                                       38,590
                                                                          -------------------------------------
                                                                                                       123,998
                                                                          -------------------------------------
Money Center Banks (0.17%)
JPMChase Capital XVI                                        8,000                                      191,200
                                                                          -------------------------------------

Mortgage Banks (0.12%)
Abbey National PLC  7.250%                                  5,100                                      127,449
                                                                          -------------------------------------

Multi-line Insurance (1.63%)
Aegon NV                                                   36,000                                      861,480
Hartford Capital III                                        7,100                                      178,068
Metlife Inc  6.500%                                        10,500                                      263,550
XL Capital Ltd  8.000%                                     19,200                                      492,864
                                                                          -------------------------------------
                                                                                                     1,795,962
                                                                          -------------------------------------
Pipelines (0.77%)
TransCanada Pipelines Ltd                                  33,457                                      848,135
                                                                          -------------------------------------

Property & Casualty Insurance (0.17%)
Berkley W R Capital Trust                                   8,100                                      189,459
                                                                          -------------------------------------

Regional Banks (1.05%)
BAC Capital Trust III                                       3,500                                       88,620
Fleet Capital Trust VII                                     5,000                                      126,250
PNC Capital Trust D                                         4,700                                      107,113
USB Capital V                                               1,500                                       37,860
USB Capital VII                                             6,000                                      134,100

Wells Fargo Capital IV                                     26,100                                      657,198
                                                                          -------------------------------------
                                                                                                     1,151,141
                                                                          -------------------------------------
Reinsurance (0.26%)
Everest Re Capital Trust II                                 3,600                                       78,120
PartnerRe Ltd - Series C                                    2,600                                       62,686
PartnerRe Ltd - Series D                                    6,500                                      150,540
                                                                          -------------------------------------
                                                                                                       291,346
                                                                          -------------------------------------
REITS - Diversified (1.02%)
Duke Realty Corp - Series L                                41,547                                      987,572
Vornado Realty Trust - Series H                             5,500                                      128,700
                                                                          -------------------------------------
                                                                                                     1,116,272
                                                                          -------------------------------------
REITS - Office Property (0.30%)
HRPT Properties Trust - Series B                           12,800                                      327,296
                                                                          -------------------------------------

REITS - Shopping Centers (0.72%)
Federal Realty Investment Trust                            15,000                                      380,100
Kimco Realty Corp                                           1,600                                       38,704
Regency Centers Corp  7.25%                                14,800                                      371,480
                                                                          -------------------------------------
                                                                                                       790,284
                                                                          -------------------------------------
REITS - Single Tenant (0.48%)
Realty Income Corp                                         21,000                                      525,000
                                                                          -------------------------------------

REITS - Storage (0.70%)
Public Storage Inc  6.450%; Seriex X                       14,500                                      324,655
Public Storage Inc  6.750% (a)                             19,000                                      449,730
                                                                          -------------------------------------
                                                                                                       774,385
                                                                          -------------------------------------
REITS - Warehouse & Industrial (0.10%)
AMB Property Corp; Series M                                 2,800                                       65,800
First Industrial Realty Trust Inc                           1,800                                       44,190
                                                                          -------------------------------------
                                                                                                       109,990
                                                                          -------------------------------------
Special Purpose Entity (1.21%)
Corporate-Backed Trust Certificates - Series BER            2,500                                       25,800
Corporate-Backed Trust Certificates - Series DCX           10,500                                      241,500
Corporate-Backed Trust Certificates - Series JPM            5,800                                      145,348
CORTS Trust for Safeco Capital Trust II                    11,700                                      319,995
CORTS Trust for Southern Co Capital Tru                     1,700                                       45,543
PreferredPlus Trust GSC-3                                   5,200                                      111,800
SATURNS - Series BLS                                        6,100                                      151,585
SATURNS - Series GS4; 6.00%                                 1,400                                       30,870
SATURNS - Series GS6; 6.00%                                 5,500                                      121,825
SATURNS - Series JPM                                        2,300                                       57,845
Trust Certificates Series 2001-3                            3,000                                       74,820
                                                                          -------------------------------------
                                                                                                     1,326,931
                                                                          -------------------------------------
Telephone - Integrated (0.10%)
AT&T Inc                                                    4,200                                      105,924
                                                                          -------------------------------------

Television (0.08%)
CBS Corp                                                    3,800                                       91,960
                                                                          -------------------------------------
TOTAL PREFERRED STOCKS                                                 $                            17,689,158
                                                                          -------------------------------------
                                                          Principal
                                                            Amount                       Value
                                                     ------------- ------ -------------------------------------
BONDS (3.17%)
Electric - Integrated (0.18%)
Georgia Power Capital Trust VI
      4.88%, 11/ 1/2042                                   200,000                                      197,362
                                                                          -------------------------------------

Multi-line Insurance (0.30%)
Allstate Financing II
      7.83%, 12/ 1/2045                                   312,000                                      327,042
                                                                          -------------------------------------

Oil Company - Integrated (1.41%)
Phillips 66 Capital Trust II
      8.00%, 1/15/2037                                  1,475,000                                    1,553,193
                                                                          -------------------------------------

Pipelines (1.28%)
KN Capital Trust III
      7.63%, 4/15/2028                                  1,350,000                                    1,403,581
                                                                          -------------------------------------
TOTAL BONDS                                                            $                             3,481,178
                                                                          -------------------------------------
MONEY MARKET FUNDS (12.10%)
BNY Institutional Cash Reserve Fund (d)                13,299,000                                   13,299,000
                                                                          -------------------------------------
TOTAL MONEY MARKET FUNDS                                               $                            13,299,000
                                                                          -------------------------------------
Total Investments                                                      $                           122,497,106
Liabilities in Excess of Other Assets, Net - (11.49)%                                             (12,624,462)
                                                                          -------------------------------------
TOTAL NET ASSETS - 100.00%                                             $                           109,872,644
                                                                          =====================================
                                                                          -------------------------------------

                                                                          =====================================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $1,640,779 or 1.49% of net assets.


(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $        12,399,961
Unrealized Depreciation                                (2,341,269)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)              10,058,692
Cost for federal income tax purposes                   112,438,414


Portfolio Summary (unaudited)
------------------------------- -----------------------------------
Sector                                                     Percent
------------------------------- -----------------------------------
Financial                                                   65.33%
Energy                                                      10.52%
Consumer, Non-cyclical                                       8.34%
Utilities                                                    6.32%
Industrial                                                   6.24%
Communications                                               5.39%
Consumer, Cyclical                                           4.15%
Basic Materials                                              3.09%
Technology                                                   2.11%
Liabilities in Excess of                                 (-11.49%)
Other Assets, Net
                                             ----------------------
TOTAL NET ASSETS                                           100.00%
                                             ======================


Schedule of Investments
April 30, 2006 (unaudited)
Government & High Quality Bond Fund
                                                         Principal
                                                          Amount                                      Value
                                                    --------------------------- ------ -------------------------------------
BONDS (61.08%)
Asset Backed Securities (5.34%)
Chase Funding Loan Acquisition Trust
      5.32%, 6/25/2034 (a)                                     $     2,975,048      $                             2,988,441
Chase Funding Mortgage Loan Asset-Backed
      5.25%, 9/25/2033 (a)                                             611,895                                      613,457
      5.19%, 12/25/2033 (a)                                          1,468,645                                    1,470,406
Countrywide Asset-Backed Certificates
      5.34%, 3/25/2033 (a)                                           1,776,547                                    1,779,803
      5.24%, 9/25/2033 (a)                                           1,863,721                                    1,864,949
GMAC Mortgage Corp Loan Trust
      5.14%, 8/25/2035 (a)                                             850,000                                      849,953
Park Place Securities Inc
      5.32%, 1/25/2033 (a)                                           2,834,063                                    2,837,643
Popular ABS Mortgage Pass-Through Trust
      5.22%, 9/25/2035 (a)                                           4,000,000                                    4,001,760
Structured Asset Investment Loan Trust
      5.28%, 11/25/2034 (a)                                          5,000,000                                    5,004,955
                                                                                       -------------------------------------
                                                                                                                 21,411,367
                                                                                       -------------------------------------
Credit Card Asset Backed Securities (1.66%)
Chase Issuance Trust
      4.92%, 2/15/2012 (a)                                           6,625,000                                    6,628,405
                                                                                       -------------------------------------

Federal & Federally Sponsored Credit (3.19%)
Federal Farm Credit Bank
      2.63%, 9/17/2007                                               4,500,000                                    4,352,058
      3.00%, 4/15/2008                                               1,750,000                                    1,680,779
      3.75%, 1/15/2009 (b)                                           4,000,000                                    3,859,032
      4.48%, 8/24/2012                                               3,000,000                                    2,872,302
                                                                                       -------------------------------------
                                                                                                                 12,764,171
                                                                                       -------------------------------------
Finance - Mortgage Loan/Banker (29.25%)
Fannie Mae
      5.25%, 8/ 1/2012                                              11,800,000                                   11,606,421
      5.26%, 10/25/2018 (a)                                            884,982                                      887,733
      5.16%, 4/25/2034 (a)                                           6,931,793                                    6,931,371
Fannie Mae Grantor Trust
      5.50%, 9/25/2011                                               4,250,000                                    4,272,729
      5.34%, 4/25/2012                                               5,000,000                                    4,978,885
      5.31%, 5/25/2035 (a)                                           3,388,529                                    3,389,790
      5.04%, 7/25/2035 (a)                                           5,000,000                                    5,002,225
      5.11%, 9/25/2035 (a)                                           5,750,000                                    5,760,085
      4.77%, 11/28/2035 (a)                                          4,750,000                                    4,752,066
Fannie Mae Whole Loan
      5.11%, 5/25/2035 (a)                                           3,388,524                                    3,396,833
Federal Home Loan Bank System
      2.45%, 3/23/2007 (c)                                           9,000,000                                    8,787,555
      2.63%, 5/15/2007                                               9,500,000                                    9,256,667
      5.46%, 11/27/2015 (d)                                          3,522,554                                    3,472,216
Freddie Mac
      4.25%, 4/ 5/2007                                               8,500,000                                    8,427,665
      4.50%, 7/15/2017                                               4,900,000                                    4,652,942
      5.20%, 6/15/2018 (a)                                           5,257,779                                    5,273,085
      5.10%, 4/15/2030 (a)                                           6,940,450                                    6,941,117

Freddie Mac (continued)
      5.30%, 9/15/2033 (a)                                             431,309                                      433,480
Ginnie Mae
      1.85%, 10/16/2012 (a)                                         87,000,000                                    4,858,254
      0.97%, 6/17/2045 (a)                                          39,106,896                                    2,223,579
SLM Student Loan Trust
      5.19%, 10/25/2016 (a)                                          6,625,000                                    6,630,432
      5.10%, 9/17/2018 (a)                                           5,300,000                                    5,323,977
                                                                                       -------------------------------------
                                                                                                                117,259,107
                                                                                       -------------------------------------
Finance - Other Services (0.95%)
Private Export Funding Corp
      3.38%, 2/15/2009                                               4,000,000                                    3,819,728
                                                                                       -------------------------------------

Home Equity - Other (5.73%)
ACE Securities Corp
      5.30%, 11/25/2034 (a)                                          1,888,607                                    1,890,382
      5.17%, 9/25/2035 (a)                                           2,600,000                                    2,600,632
Encore Credit Receivables Trust
      5.16%, 2/25/2035 (a)                                           1,000,000                                    1,000,418
First NLC Trust
      5.19%, 5/25/2035 (a)                                           4,297,349                                    4,298,608
Morgan Stanley Home Equity Loans
      5.13%, 2/25/2036 (a)                                           5,250,000                                    5,253,029
Nomura Home Equity Loan Inc
      5.18%, 5/25/2035 (a)                                           3,125,000                                    3,130,050
Residential Asset Securities Corp
      5.12%, 7/25/2035 (a)                                           4,800,000                                    4,801,915
                                                                                       -------------------------------------
                                                                                                                 22,975,034
                                                                                       -------------------------------------
Mortgage Backed Securities (14.96%)
Banc of America Commercial Mortgage Inc
      1.24%, 11/10/2038 (a)                                          2,854,924                                       99,072
      0.41%, 3/11/2041 (a)(e)                                       27,733,140                                      290,116
      4.73%, 7/10/2043 (a)                                           3,500,000                                    3,242,838
      5.18%, 9/10/2047                                               1,225,000                                    1,197,533
Bear Stearns Commercial Mortgage Securities
      1.22%, 2/11/2041 (a)(e)                                       11,386,778                                      435,624
Countrywide Alternative Loan Trust
      5.00%, 10/25/2018                                              1,129,977                                    1,093,959
      5.26%, 5/25/2035 (a)                                             863,816                                      864,535
CS First Boston Mortgage Securities Corp
      0.53%, 11/15/2036 (a)(e)                                      12,425,669                                      526,774
Ge Capital Commercial Mortgage Corp
      5.51%, 11/10/2045 (a)                                          5,000,000                                    4,933,785
G-Force LLC
      5.26%, 12/25/2039 (a)(e)                                       2,800,000                                    2,805,200
Greenpoint Mortgage Funding Trust
      5.26%, 6/25/2045 (a)                                             601,673                                      604,028
Greenwich Capital Commercial Funding Corp
      0.53%, 6/10/2036 (a)(e)                                       19,888,926                                      252,351
Impac CMB Trust
      5.27%, 4/25/2035 (a)                                           1,875,869                                    1,877,259
Impac Secured Assets CMN Owner Trust
      5.23%, 12/25/2031 (a)                                          2,425,000                                    2,425,143
Indymac Index Mortgage Loan Trust
      5.29%, 4/25/2035 (a)                                             810,167                                      814,605
JP Morgan Chase Commercial Mortgage Securities
      0.49%, 9/12/2037 (a)                                         109,072,110                                    1,691,708
      5.47%, 1/12/2043 (a)                                           5,000,000                                    4,931,050

JP Morgan Mortgage Trust
      4.96%, 11/25/2035 (a)                                          3,000,000                                    2,925,342
      5.40%, 2/25/2036 (a)                                           2,500,000                                    2,480,127
LB-UBS Commercial Mortgage Trust
      0.95%, 7/15/2040 (a)                                         119,463,000                                    4,042,150
Merrill Lynch Mortgage Trust
      0.77%, 5/12/2043                                              55,330,134                                    1,581,723
      5.29%, 1/12/2044                                               5,000,000                                    4,906,510
Morgan Stanley Capital I
      0.56%, 8/13/2042                                             191,700,000                                    3,938,093
Wachovia Bank Commercial Mortgage Trust
      0.46%, 3/15/2042 (a)(e)                                       33,938,682                                      452,369
      0.58%, 5/15/2044 (a)(e)                                      105,879,340                                    2,998,503
      5.46%, 12/15/2044 (a)                                          6,500,000                                    6,387,147
Washington Mutual Inc
      5.29%, 7/25/2044 (a)                                             727,286                                      732,274
      5.19%, 4/25/2045 (a)                                           1,437,996                                    1,439,670
                                                                                       -------------------------------------
                                                                                                                 59,969,488
                                                                                       -------------------------------------
TOTAL BONDS                                                                         $                           244,827,300
                                                                                       -------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (63.11%)
Federal Home Loan Mortgage Corporation
(FHLMC) (13.93%)
      5.00%, 10/ 1/2025                                              1,454,657                                    1,390,652
      4.50%, 5/ 1/2036 (f)                                           2,390,000                                    2,186,104
      5.00%, 5/ 1/2036 (f)                                           1,140,000                                    1,077,656
      5.50%, 5/ 1/2036 (f)                                          13,970,000                                   13,568,363
      6.00%, 6/ 1/2036 (f)(g)                                        5,535,000                                    5,509,052
      4.50%, 6/ 1/2011                                               3,164,172                                    3,092,649
      6.00%, 3/ 1/2017                                                 159,224                                      160,964
      5.50%, 5/ 1/2017                                                 198,875                                      197,315
      6.50%, 6/ 1/2017                                                 391,817                                      400,058
      5.50%, 9/ 1/2017                                                 413,087                                      409,866
      5.50%, 2/ 1/2018                                                 485,563                                      481,754
      5.00%, 12/ 1/2018                                              2,265,337                                    2,206,796
      5.50%, 12/ 1/2018                                                  3,831                                        3,793
      4.50%, 4/ 1/2019                                               2,921,613                                    2,783,602
      4.50%, 11/ 1/2019                                              8,481,940                                    8,081,270
      6.00%, 1/ 1/2021                                                 473,887                                      479,016
      6.50%, 8/ 1/2022                                                 570,646                                      583,300
      6.00%, 6/ 1/2028                                                 125,391                                      125,541
      5.50%, 1/ 1/2029                                                  35,210                                       34,356
      5.50%, 3/ 1/2029                                                  19,513                                       19,032
      6.50%, 3/ 1/2029                                                  68,767                                       70,280
      8.00%, 8/ 1/2030                                                   5,822                                        6,194
      8.00%, 11/ 1/2030                                                 12,528                                       13,327
      7.50%, 12/ 1/2030                                                 34,338                                       35,811
      7.00%, 1/ 1/2031                                                  19,859                                       20,426
      7.50%, 2/ 1/2031                                                  20,013                                       20,872
      6.50%, 6/ 1/2031                                                   8,442                                        8,614
      6.00%, 10/ 1/2031                                                 60,553                                       60,526
      6.00%, 2/ 1/2032                                                 165,796                                      165,721
      6.50%, 2/ 1/2032                                                 224,308                                      228,805
      6.50%, 4/ 1/2032                                                 121,294                                      123,652
      7.50%, 4/ 1/2032                                                 151,622                                      158,069
      6.50%, 8/ 1/2032                                                 541,919                                      552,457
      5.00%, 12/ 1/2032                                              1,144,136                                    1,086,132
      5.50%, 5/ 1/2033                                                 726,329                                      707,425
      5.50%, 10/ 1/2033                                                290,422                                      282,863
      5.50%, 12/ 1/2033                                              6,538,593                                    6,368,419
      6.50%, 7/ 1/2034                                               2,997,632                                    3,060,412

      6.11%, 10/ 1/2032 (a)                                             79,239                                       79,641
                                                                                       -------------------------------------
                                                                                                                 55,840,785
                                                                                       -------------------------------------
Federal National Mortgage Association
(FNMA) (23.58%)
      5.00%, 5/ 1/2021 (f)                                           1,290,000                                    1,255,735
      4.50%, 5/ 1/2036 (f)                                           2,390,000                                    2,187,596
      5.00%, 5/ 1/2036 (f)                                          33,760,000                                   31,924,300
      5.50%, 5/ 1/2036 (f)                                          20,550,000                                   19,952,776
      6.00%, 5/ 1/2036 (f)                                           7,310,000                                    7,275,731
      6.50%, 6/ 1/2036 (f)(g)                                        2,710,000                                    2,751,496
      6.00%, 5/ 1/2009                                                  96,724                                       97,045
      4.50%, 3/ 1/2010                                                 187,247                                      181,826
      6.50%, 4/ 1/2010                                                  24,930                                       25,271
      6.50%, 6/ 1/2016                                                  51,342                                       52,565
      6.00%, 1/ 1/2017                                                 145,118                                      147,032
      6.00%, 4/ 1/2017                                                 169,472                                      171,713
      5.50%, 9/ 1/2017                                                 737,959                                      733,243
      5.00%, 1/ 1/2018                                                 871,862                                      850,800
      5.50%, 3/ 1/2018                                                 556,844                                      553,286
      5.00%, 4/ 1/2019                                               2,152,049                                    2,098,041
      5.50%, 6/ 1/2019                                                 357,855                                      355,403
      5.50%, 7/ 1/2019                                               1,212,612                                    1,204,304
      5.50%, 8/ 1/2019                                               1,018,804                                    1,011,825
      5.50%, 9/ 1/2019                                                 743,005                                      737,914
      7.00%, 5/ 1/2022                                                 160,892                                      166,043
      6.00%, 12/ 1/2022                                                274,961                                      275,864
      7.50%, 1/ 1/2031                                                  18,328                                       19,086
      7.50%, 5/ 1/2031                                                  19,841                                       20,662
      6.50%, 9/ 1/2031                                                 149,338                                      152,437
      6.00%, 12/ 1/2031                                                226,883                                      226,521
      6.50%, 12/ 1/2031                                                 32,855                                       33,537
      7.00%, 2/ 1/2032                                                 117,659                                      121,111
      6.50%, 4/ 1/2032                                                  94,978                                       96,850
      7.00%, 4/ 1/2032                                                 169,280                                      174,223
      7.50%, 8/ 1/2032                                                 196,784                                      204,798
      6.00%, 11/ 1/2032                                                190,369                                      189,969
      5.50%, 9/ 1/2033                                               3,508,150                                    3,416,496
      3.69%, 11/ 1/2033 (a)                                            441,718                                      446,615
      5.16%, 12/ 1/2033 (a)                                          1,156,331                                    1,130,068
      4.75%, 2/ 1/2035 (a)                                           6,129,802                                    5,981,308
      4.96%, 3/ 1/2035 (a)                                           1,922,258                                    1,879,618
      4.74%, 4/ 1/2035 (a)                                           6,628,526                                    6,432,461
                                                                                       -------------------------------------
                                                                                                                 94,535,569
                                                                                       -------------------------------------
Government National Mortgage Association
(GNMA) (4.49%)
      5.00%, 5/ 1/2036 (f)                                           1,515,000                                    1,451,559
      5.50%, 5/ 1/2036 (f)                                           1,520,000                                    1,491,974
      6.50%, 7/15/2008                                                  49,071                                       49,494
      6.50%, 10/15/2008                                                 36,839                                       37,157
      6.50%, 3/15/2009                                                  43,514                                       43,889
      5.50%, 12/15/2013                                                 57,814                                       57,713
      5.50%, 1/15/2014                                                 336,976                                      336,406
      5.50%, 2/15/2014                                                 195,076                                      194,746
      5.50%, 3/15/2014                                                 320,341                                      319,800
      8.00%, 8/15/2016                                                  90,836                                       95,976
      8.00%, 9/15/2016                                                   7,015                                        7,413
      8.00%, 12/15/2016                                                 18,462                                       19,506
      7.50%, 4/15/2017                                                 189,126                                      197,402
      8.00%, 4/15/2017                                                  70,596                                       74,744
      7.50%, 5/15/2017                                                  17,995                                       18,783
      8.00%, 5/15/2017                                                  65,626                                       69,482

      8.00%, 6/15/2017                                                  79,611                                       84,288
      8.00%, 7/15/2017                                                  11,922                                       12,622
      7.50%, 7/15/2018                                                  42,503                                       44,420
      7.50%, 12/15/2021                                                128,357                                      134,535
      7.50%, 2/15/2022                                                  59,731                                       62,653
      8.00%, 2/15/2022                                                  83,724                                       89,256
      7.50%, 3/15/2022                                                  59,285                                       62,184
      7.50%, 4/15/2022                                                 132,380                                      138,855
      7.50%, 5/15/2022                                                  86,492                                       90,722
      7.50%, 7/15/2022                                                  72,585                                       76,135
      7.50%, 8/15/2022                                                 385,712                                      404,575
      7.00%, 11/15/2022                                                412,962                                      428,391
      7.50%, 11/15/2022                                                 81,810                                       85,811
      7.00%, 12/15/2022                                                287,180                                      297,909
      7.00%, 1/15/2023                                                 176,711                                      183,402
      7.00%, 2/15/2023                                                 497,845                                      516,695
      7.50%, 2/15/2023                                                  56,179                                       58,964
      7.00%, 3/15/2023                                                  75,356                                       78,210
      7.50%, 5/15/2023                                                 163,919                                      172,047
      7.50%, 6/15/2023                                                  36,652                                       38,470
      7.00%, 7/15/2023                                                 272,349                                      282,661
      7.00%, 8/15/2023                                                 107,097                                      111,152
      6.50%, 9/15/2023                                                 313,881                                      323,091
      6.00%, 10/15/2023                                                414,158                                      416,844
      6.50%, 10/15/2023                                                159,916                                      164,608
      7.00%, 10/15/2023                                                 79,950                                       82,978
      7.50%, 10/15/2023                                                 29,042                                       30,482
      6.00%, 11/15/2023                                                366,229                                      368,604
      6.50%, 11/15/2023                                                 31,230                                       32,146
      7.50%, 11/15/2023                                                116,238                                      122,001
      6.00%, 12/15/2023                                                280,798                                      282,619
      6.50%, 12/15/2023                                                628,281                                      646,716
      7.00%, 12/15/2023                                                154,894                                      160,759
      6.00%, 1/15/2024                                                 206,403                                      207,754
      6.50%, 1/15/2024                                                 659,723                                      679,391
      6.00%, 2/15/2024                                                 411,229                                      413,920
      6.00%, 3/15/2024                                                  57,009                                       57,383
      6.50%, 3/15/2024                                                  64,479                                       66,401
      6.50%, 4/15/2024                                                  95,657                                       98,509
      6.50%, 7/15/2024                                                 304,246                                      313,173
      7.50%, 8/15/2024                                                  28,346                                       29,769
      7.25%, 9/15/2025                                                  89,110                                       92,925
      6.50%, 10/15/2025                                                 92,882                                       95,690
      6.50%, 1/15/2026                                                  48,928                                       50,426
      7.00%, 1/15/2026                                                  63,320                                       65,796
      6.50%, 3/15/2026                                                  89,534                                       92,275
      7.00%, 5/15/2026                                                  17,395                                       18,075
      7.00%, 1/15/2027                                                  73,998                                       76,916
      7.00%, 3/15/2027                                                  42,184                                       43,847
      7.50%, 4/15/2027                                                  35,137                                       36,951
      7.50%, 5/15/2027                                                  97,716                                      102,761
      7.50%, 6/15/2027                                                  59,110                                       62,162
      7.00%, 11/15/2027                                                212,718                                      221,104
      7.00%, 12/15/2027                                                132,023                                      137,227
      6.50%, 2/15/2028                                                  68,160                                       70,291
      7.00%, 4/15/2028                                                 147,131                                      152,740
      8.00%, 12/15/2030                                                 38,967                                       41,654
      7.00%, 5/15/2031                                                  61,090                                       63,433
      6.50%, 7/15/2031                                                  18,074                                       18,615
      7.00%, 7/15/2031                                                  16,465                                       17,092
      7.00%, 9/15/2031                                                  19,596                                       20,342
      6.50%, 10/15/2031                                                 97,682                                      100,602
      7.00%, 2/15/2032                                                  31,819                                       33,025
      6.50%, 7/15/2032                                                 155,120                                      159,686
      6.00%, 8/15/2032                                                 523,689                                      526,014
      6.00%, 9/15/2032                                                 469,053                                      471,135
      6.00%, 2/15/2033                                                 151,521                                      152,174
      6.00%, 1/20/2024                                                  75,296                                       75,530
      6.00%, 4/20/2024                                                 124,648                                      125,036
      6.50%, 4/20/2024                                                  75,411                                       76,930
      6.00%, 5/20/2024                                                 141,821                                      142,263
      6.00%, 10/20/2024                                                 61,374                                       61,566
      6.00%, 9/20/2025                                                 125,603                                      126,001
      6.00%, 11/20/2025                                                 59,499                                       59,688
      6.50%, 7/20/2026                                                  37,184                                       37,962
      6.00%, 10/20/2028                                                 79,180                                       79,376
      6.50%, 10/20/2028                                                 69,141                                       70,633
      5.50%, 5/20/2035                                               1,827,251                                    1,786,849
                                                                                       -------------------------------------
                                                                                                                 17,981,941
                                                                                       -------------------------------------
U.S. Treasury (15.12%)
      4.63%, 2/29/2008 (b)                                           9,800,000                                    9,755,596
      4.13%, 8/15/2010 (b)                                          15,000,000                                   14,548,830
      4.25%, 10/15/2010 (b)                                          9,750,000                                    9,492,161
      4.25%, 8/15/2014 (b)                                           5,000,000                                    4,735,155
      4.13%, 5/15/2015 (h)                                           8,750,000                                    8,166,209
      4.25%, 8/15/2015 (h)                                           1,700,000                                    1,598,464
      8.75%, 5/15/2017 (b)                                             600,000                                      779,203
      6.88%, 8/15/2025 (b)                                           6,750,000                                    8,010,880
      6.13%, 8/15/2029 (b)                                             500,000                                      554,570
      4.50%, 2/15/2036 (h)                                           3,300,000                                    2,965,618
                                                                                       -------------------------------------
                                                                                                                 60,606,686
                                                                                       -------------------------------------
U.S. Treasury Inflation-Indexed
Obligations (2.22%)
      3.88%, 1/15/2009 (b)                                           8,481,130                                    8,902,540
                                                                                       -------------------------------------

U.S. Treasury Strip (3.77%)
      0.00%, 11/15/2015 (i)                                          7,000,000                                    4,313,743
      0.00%, 5/15/2020 (b)(i)                                       13,800,000                                    6,549,287
      0.00%, 8/15/2025 (i)                                           9,500,000                                    3,405,474
      0.00%, 8/15/2028 (i)                                           2,700,000                                      834,133
                                                                                       -------------------------------------
                                                                                                                 15,102,637
                                                                                       -------------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS                                                           252,970,158
                                                                                       -------------------------------------
SHORT TERM INVESTMENTS (1.29%)
Commercial Paper (1.29%)
Investment in Joint Trading Account; Federal
Home Loan Bank
      4.65%, 5/ 1/2006                                               5,161,980                                    5,161,980
                                                                                       -------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                        $                             5,161,980
                                                                                       -------------------------------------
MONEY MARKET FUNDS (15.19%)
BNY Institutional Cash Reserve Fund (j)                             60,912,000                                   60,912,000
                                                                                       -------------------------------------
TOTAL MONEY MARKET FUNDS                                                            $                            60,912,000
                                                                                       -------------------------------------
Total Investments                                                                   $                           563,871,438
Liabilities in Excess of Other Assets,
Net - (40.67)%                                                                                                 (163,025,336)
                                                                                       -------------------------------------
TOTAL NET ASSETS - 100.00%                                                          $                           400,846,102
                                                                                       =====================================
                                                                                       -------------------------------------

                                                                                       =====================================

(a) Variable Rate
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the per the value of these securities totaled $195,279 or 0.05% of net assets.
(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of period, the value of these securities totaled $0 or 0.00% of net assets.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transact exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(g) Security purchased on a when-issued basis. See Notes to Financial Statements.
(h) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, value of these securities totaled $12,730,290 or 3.18% of net assets.
(i) Non-Income Producing Security
(j) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $           582,025
Unrealized Depreciation                                (9,869,238)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)             (9,287,213)
Cost for federal income tax purposes                   573,158,651


                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                                                      Unrealized
                                                                    Notional                         Appreciation/
Description                                                          Amount                         (Depreciation)
------------------ ------------------------------------------------ ------------- ------------------
Pay monthly a fixed rate of 5.25% to Merrill Lynch and
receive monthly a floating rate based on 1-month                    $       5,000,000             $       149,624
LIBOR plus 39.5 basis points. Expires October 2012.


Pay monthly a fixed rate of 5.30% to Morgan Stanley and
receive monthly a floating rate based on 1-month                    $       6,500,000                     172,671
LIBOR plus 40 basis points. Expires August 2012.


Pay monthly a fixed rate of 5.50% to Deutsche Bank  and
receive monthly a floating rate based on 1-month                    $       5,000,000                     (8,928)
LIBOR less 1.4 basis points. Expires October 2015.



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS

                                                                                             Unrealized
                                                              Notional                     Appreciation/
Description                                                    Amount                      (Depreciation)
------------------------- ------------------------------------- -----------------
Receive a monthly return equal to the Lehman ERISA
Eligible CMBS Index and pay monthly a floating rate          $   3,500,000      $          (13,341)
based on 1-month LIBOR less 5 basis points with Morgan
Stanley. Expires April 2006.



                          SCHEDULE OF FUTURES CONTRACTS
                                                     Current        Unrealized
                             Number of Original      Market        Appreciation/
Type                         Contracts  Value         Value       (Depreciation)
---------------------------- ----------------------------------------
Buy:
U.S. 2 Year Note; June 2006     125      $25,527,906  $25,466,797 $(61,109)
Sell:
U.S. 5 Year Note; June 2006     270       28,310,156   28,122,187   187,969

Portfolio Summary (unaudited)
---------------------------- ------------------------
Sector                                       Percent
---------------------------- ------------------------
Mortgage Securities                           71.05%
Government                                    35.08%
Asset Backed Securities                        18.39%
Financial                                      16.15%
Liabilities in Excess of                     (-40.67%)
Other Assets, Net
                                        ---------------
TOTAL NET ASSETS                               100.00%
                                        ===============

Other Assets Summary (unaudited)
------------------------------- --------------------
Asset Type                                  Percent
------------------------------- --------------------
Futures                                      13.37%
Interest Rate Swaps                           0.08%
Total Return Swaps                            0.00%


Schedule of Investments
April 30, 2006 (unaudited)
Inflation Protection Fund
                                                                          Principal
                                                                           Amount                        Value
                                                              ----------------- ------ -----------------------
BONDS (42.02%)
Agricultural Chemicals (0.57%)
IMC Global Inc
      11.25%, 6/ 1/2011                                    $           500,000      $                 528,750
                                                                                       -----------------------

Asset Backed Securities (3.98%)
Ameriquest Mortgage Securities Inc
      5.27%, 4/25/2034 (a)                                             869,823                        869,778
Carrington Mortgage Loan Trust
      5.19%, 12/25/2035 (a)                                            860,000                        860,301
Citigroup Mortgage Loan Trust Inc
      5.11%, 7/25/2035 (a)                                           1,165,000                      1,165,090
Countrywide Asset-Backed Certificates
      5.71%, 12/25/2032 (a)                                            150,000                        150,238
      5.23%, 10/25/2034 (a)                                            184,894                        185,049
      5.16%, 7/25/2035 (a)                                             200,000                        200,089
Long Beach Mortgage Loan Trust
      5.49%, 6/25/2034 (a)                                             200,000                        200,384
      5.07%, 7/25/2035 (a)                                              62,521                         62,530
                                                                                       -----------------------
                                                                                                    3,693,459
                                                                                       -----------------------
Automobile Sequential (0.41%)
Carss Finance LP
      5.85%, 1/15/2011 (a)(b)                                          378,398                        379,225
                                                                                       -----------------------

Building - Residential & Commercial (0.74%)
DR Horton Inc
      8.50%, 4/15/2012                                                 200,000                        212,085
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                                               250,000                        264,688
Schuler Homes Inc
      10.50%, 7/15/2011                                                200,000                        212,464
                                                                                       -----------------------
                                                                                                      689,237
                                                                                       -----------------------
Casino Hotels (0.55%)
Caesars Entertainment Inc
      8.50%, 11/15/2006                                                100,000                        101,556
      9.38%, 2/15/2007                                                 400,000                        410,500
                                                                                       -----------------------
                                                                                                      512,056
                                                                                       -----------------------
Cellular Telecommunications (0.44%)
America Movil SA de CV
      5.74%, 4/27/2007 (a)                                              50,000                         50,100
Rogers Wireless Inc
      8.03%, 12/15/2010 (a)                                            350,000                        360,500
                                                                                       -----------------------
                                                                                                      410,600
                                                                                       -----------------------
Chemicals - Diversified (0.57%)
Equistar Chemicals LP/Equistar Funding
      10.63%, 5/ 1/2011                                                200,000                        218,000
Lyondell Chemical Co
      9.50%, 12/15/2008                                                300,000                        312,750
                                                                                       -----------------------
                                                                                                      530,750
                                                                                       -----------------------

Commercial Banks (0.11%)
HSBC America Capital Trust I
      7.81%, 12/15/2026 (b)                                            100,000                        105,050
                                                                                       -----------------------

Computers  -Memory Devices (0.50%)
Seagate Technology HDD Holdings
      8.00%, 5/15/2009                                                 450,000                        463,500
                                                                                       -----------------------

Containers - Metal & Glass (0.22%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                                                 200,000                        208,000
                                                                                       -----------------------

Electric - Integrated (0.35%)
Entergy Gulf States Inc
      5.22%, 12/ 1/2009 (a)                                            200,000                        197,768
TXU Corp
      6.38%, 6/15/2006                                                 125,000                        125,118
                                                                                       -----------------------
                                                                                                      322,886
                                                                                       -----------------------
Electronic Components - Miscellaneous (0.27%)
Solectron Corp
      7.97%, 11/15/2006                                                250,000                        252,500
                                                                                       -----------------------

Engines - Internal Combustion (0.23%)
Cummins Inc
      9.50%, 12/ 1/2010                                                200,000                        213,250
                                                                                       -----------------------

Finance - Auto Loans (0.43%)
General Motors Acceptance Corp
      5.65%, 5/18/2006 (a)                                             400,000                        399,910
                                                                                       -----------------------

Finance - Consumer Loans (0.54%)
SLM Corp
      5.12%, 3/15/2011 (a)                                             500,000                        499,748
                                                                                       -----------------------

Finance - Mortgage Loan/Banker (19.92%)
Fannie Mae
      5.26%, 2/25/2018 (a)                                             136,995                        137,371
      5.26%, 3/25/2018 (a)                                             705,539                        708,035
      5.26%, 10/25/2018 (a)                                            985,281                        988,343
      5.21%, 11/25/2022 (a)                                            169,172                        169,740
      5.16%, 1/25/2023 (a)                                             165,628                        165,933
      5.36%, 6/25/2023 (a)                                           1,019,713                      1,021,403
      5.36%, 2/25/2028 (a)                                             422,081                        424,178
      5.36%, 5/25/2030 (a)                                             811,429                        816,476
      5.36%, 5/25/2031 (a)                                             969,523                        977,315
      5.26%, 2/25/2032 (a)                                             184,033                        184,526
      5.16%, 4/25/2034 (a)                                             924,239                        924,183
      5.21%, 3/25/2035 (a)                                             365,145                        365,166
      5.18%, 4/25/2035 (a)                                             930,806                        930,059
Fannie Mae Grantor Trust
      5.10%, 4/25/2035 (a)                                             572,070                        572,471
      5.31%, 5/25/2035 (a)                                             157,606                        157,665
      5.12%, 6/25/2035 (a)                                             171,026                        171,433
      5.11%, 9/25/2035 (a)                                             750,000                        751,315
      4.67%, 11/28/2035 (a)                                            144,136                        144,108
      4.77%, 11/28/2035 (a)                                          1,000,000                      1,000,435
Fannie Mae Whole Loan
      5.11%, 11/25/2033 (a)                                             84,329                         84,321

Fannie Mae Whole Loan (continued)
      5.11%, 5/25/2035 (a)                                             169,426                        169,842
      5.16%, 5/25/2035 (a)                                             167,912                        168,324
      5.21%, 6/25/2044 (a)                                             137,086                        137,152
      5.41%, 2/25/2047 (a)                                             132,352                        133,158
Freddie Mac
      5.20%, 5/15/2013 (a)                                             694,860                        695,714
      5.20%, 5/15/2017 (a)                                             740,742                        742,295
      5.20%, 2/15/2018 (a)                                             647,337                        650,062
      5.20%, 6/15/2018 (a)                                             751,111                        753,298
      5.15%, 3/15/2023 (a)                                             390,696                        390,840
      5.35%, 6/15/2023 (a)                                             152,437                        153,914
      5.25%, 7/15/2028 (a)                                             935,117                        938,024
      5.30%, 1/15/2030 (a)                                             920,358                        925,990
      5.25%, 2/15/2030 (a)                                              66,806                         67,046
      5.10%, 4/15/2030 (a)                                             198,299                        198,318
      5.25%, 5/15/2030 (a)                                             156,160                        156,509
      5.30%, 9/15/2033 (a)                                             517,570                        520,176
      5.20%, 10/15/2034 (a)                                            357,007                        356,045
Government National Mortgage Association
      5.27%, 10/20/2031 (a)                                            375,605                        377,985
Residential Capital Corp
      6.33%, 6/29/2007 (a)                                             250,000                        251,106
                                                                                       -----------------------
                                                                                                   18,480,274
                                                                                       -----------------------
Home Equity - Other (3.07%)
ACE Securities Corp
      5.17%, 9/25/2035 (a)                                           1,000,000                      1,000,243
First NLC Trust
      5.19%, 12/25/2035 (a)                                            300,000                        300,114
Option One Mortgage Loan Trust
      5.96%, 2/25/2035 (a)                                             100,000                        100,847
Residential Asset Securities Corp
      6.76%, 4/25/2032 (a)                                               4,593                          4,599
      5.40%, 10/25/2033 (a)                                             46,483                         46,570
      5.15%, 5/25/2034 (a)                                             200,000                        200,105
      5.16%, 5/25/2035 (a)                                             200,000                        200,115
Soundview Home Equity Loan Trust
      5.14%, 3/25/2036 (a)                                           1,000,000                        999,946
                                                                                       -----------------------
                                                                                                    2,852,539
                                                                                       -----------------------
Insurance Brokers (0.54%)
Marsh & McLennan Cos Inc
      5.19%, 7/13/2007 (a)                                             500,000                        499,485
                                                                                       -----------------------

Medical - Hospitals (0.38%)
HCA Inc
      7.13%, 6/ 1/2006                                                 350,000                        350,400
                                                                                       -----------------------

Mortgage Backed Securities (4.24%)
Banc of America Large Loan
      5.21%, 2/ 9/2021 (a)(b)                                          200,000                        200,263
Countrywide Asset-Backed Certificates
      4.85%, 1/25/2036 (a)                                             250,000                        250,408
G-Force LLC
      5.26%, 12/25/2039 (a)(b)                                       1,000,000                      1,001,857
Impac CMB Trust
      6.08%, 8/25/2033 (a)                                              88,236                         88,300
      5.45%, 10/25/2034 (a)                                            192,297                        192,977
      6.51%, 10/25/2034 (a)                                            294,023                        298,551

Impac CMB Trust (continued)
      5.47%, 8/25/2035 (a)                                             149,968                        150,622
      5.61%, 8/25/2035 (a)                                             139,225                        139,353
Indymac Index Mortgage Loan Trust
      5.19%, 4/25/2035 (a)                                             327,331                        328,281
Morgan Stanley Capital I
      5.06%, 8/15/2019 (a)(b)                                        1,000,000                      1,000,661
Washington Mutual Inc
      5.29%, 7/25/2044 (a)                                             279,725                        281,644
                                                                                       -----------------------
                                                                                                    3,932,917
                                                                                       -----------------------
Oil Company - Exploration & Production (0.56%)
Vintage Petroleum Inc
      7.88%, 5/15/2011                                                 500,000                        519,690
                                                                                       -----------------------

Pipelines (0.57%)
Northwest Pipeline Corp
      8.13%, 3/ 1/2010                                                 250,000                        263,437
Southern Natural Gas Co
      8.88%, 3/15/2010                                                 250,000                        265,375
                                                                                       -----------------------
                                                                                                      528,812
                                                                                       -----------------------
Publishing - Periodicals (0.12%)
Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                                100,000                        106,500
                                                                                       -----------------------

REITS - Diversified (0.54%)
iStar Financial Inc
      6.14%, 3/12/2007 (a)                                             275,000                        277,351
      5.47%, 3/16/2009 (a)                                             225,000                        226,086
                                                                                       -----------------------
                                                                                                      503,437
                                                                                       -----------------------
REITS - Hotels (0.44%)
Host Marriott LP
      9.50%, 1/15/2007                                                 400,000                        409,000
                                                                                       -----------------------

REITS - Office Property (0.54%)
HRPT Properties Trust
      5.52%, 3/16/2011 (a)                                             500,000                        500,824
                                                                                       -----------------------

Retail - Auto Parts (0.11%)
PEP Boys-Manny Moe & Jack
      6.92%, 7/ 7/2006                                                 100,000                        100,130
                                                                                       -----------------------

Telecommunication Services (0.22%)
Mastec Inc
      7.75%, 2/ 1/2008                                                 200,000                        199,750
                                                                                       -----------------------

Telephone - Integrated (0.32%)
Citizens Communications Co
      7.60%, 6/ 1/2006                                                 100,000                        100,375
Deutsche Telekom International Finance
      5.12%, 3/23/2009 (a)                                             200,000                        200,052
                                                                                       -----------------------
                                                                                                      300,427
                                                                                       -----------------------
Tobacco (0.54%)
RJ Reynolds Tobacco Holdings Inc
      7.75%, 5/15/2006                                                 500,000                        500,000
                                                                                       -----------------------
TOTAL BONDS                                                                         $              38,993,106
                                                                                       -----------------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (88.33%)
U.S. Treasury Inflation-Indexed Obligations (88.33%)
      2.00%, 7/15/2014 (c)                                           5,534,183                      5,393,448
      3.63%, 1/15/2008 (c)                                           5,061,121                      5,214,336
      3.88%, 1/15/2009                                               2,138,456                      2,244,712
      4.25%, 1/15/2010 (c)                                           3,271,398                      3,522,121
      0.88%, 4/15/2010 (c)                                           5,338,647                      5,077,138
      3.50%, 1/15/2011 (c)                                           3,345,064                      3,542,369
      2.38%, 4/15/2011                                               3,003,210                      3,022,112
      3.38%, 1/15/2012                                               1,829,614                      1,941,535
      3.00%, 7/15/2012 (c)                                           6,299,184                      6,565,671
      1.88%, 7/15/2013 (c)                                           5,896,137                      5,728,003
      2.00%, 1/15/2014                                               3,494,953                      3,410,445
      1.63%, 1/15/2015 (c)                                           5,473,609                      5,159,090
      1.88%, 7/15/2015                                               4,816,561                      4,624,087
      2.00%, 1/15/2016                                               4,720,281                      4,563,369
      2.38%, 1/15/2025 (c)                                           7,247,144                      7,159,953
      2.00%, 1/15/2026                                               2,768,097                      2,574,006
      3.63%, 4/15/2028                                               4,797,332                      5,772,912
      3.88%, 4/15/2029                                               3,668,374                      4,603,810
      3.38%, 4/15/2032 (c)                                           1,533,633                      1,841,776
                                                                                       -----------------------
                                                                                                   81,960,893
                                                                                       -----------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                               $              81,960,893
                                                                                       -----------------------
SHORT TERM INVESTMENTS (0.25%)
Commercial Paper (0.25%)
Investment in Joint Trading Account; Federal Home Loan Bank
      4.65%, 5/ 1/2006                                                 235,187                        235,187
                                                                                       -----------------------
TOTAL SHORT TERM INVESTMENTS                                                        $                 235,187
                                                                                       -----------------------
MONEY MARKET FUNDS (12.01%)
BNY Institutional Cash Reserve Fund (d)                             11,141,000                     11,141,000
                                                                                       -----------------------
TOTAL MONEY MARKET FUNDS                                                            $              11,141,000
                                                                                       -----------------------
Total Investments                                                                   $             132,330,186
Liabilities in Excess of Other Assets, Net - (42.61)%                                            (39,537,333)
                                                                                       -----------------------
TOTAL NET ASSETS - 100.00%                                                          $              92,792,853
                                                                                       =======================
                                                                                       -----------------------

                                                                                       =======================

(a)Variable Rate
(b)Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $2,687,056 or 2.90% of net assets.


(c)Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $28,852,712 or 31.09% of net assets.

(d)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $            68,383
Unrealized Depreciation                                 (3,246,230)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)              (3,177,847)
Cost for federal income tax purposes                    135,508,033


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                       Unrealized
                                                                  Notional            Appreciation/
Description                                                        Amount             (Depreciation)
------------------------- ---------------------------------------------------------- -----------------
Receive a monthly return equal to a 0.875%  U.S. Treasury
Inflation Indexed Obligation and pay monthly a                 $2,500,000              $        3,612
floating rate based on 1-month USD LIBOR less 3 basis
points with Merrill Lynch. Expires September 2006.


Receive a monthly return equal to a 2.00%  U.S. Treasury
Inflation Indexed Obligation and pay monthly a                  2,400,000                      (4,043)
floating rate based on 1-month USD LIBOR less 3 basis
points with Merrill Lynch. Expires September 2006.


Receive a monthly return equal to a 3.875%  U.S. Treasury
Inflation Indexed Obligation and pay monthly a
floating rate based on 1-month USD LIBOR less 3 basis           2,000,000                       22,088
points with Merrill Lynch.   Expires September
2006.



Receive a monthly return equal to a 3.875%  U.S. Treasury
Inflation Indexed Obligation and pay monthly a                  1,600,000                    (134,440)
floating rate based on 1-month USD LIBOR less 3 basis
points with Merrill Lynch. Expires September 2006.



Portfolio Summary (unaudited)
------------------------------- -----------------------
Sector                                         Percent
------------------------------- -----------------------
Government                                      88.58%
Mortgage Securities                             22.18%
Financial                                       15.42%
Asset Backed Securities                          9.16%
Consumer, Cyclical                               1.40%
Basic Materials                                  1.14%
Energy                                           1.13%
Communications                                   1.10%
Consumer, Non-cyclical                           0.92%
Industrial                                       0.73%
Technology                                       0.50%
Utilities                                        0.35%
Liabilities in Excess of                     (-42.61%)
Other Assets, Net
                                         --------------
TOTAL NET ASSETS                               100.00%
                                         ==============

Other Assets Summary (unaudited)
------------------------------- -----------------------
Asset Type                                     Percent
------------------------------- -----------------------
Total Return Swaps                               0.18%


Schedule of Investments
April 30, 2006 (unaudited)
International Emerging Markets Fund
                                                  Shares
                                                   Held                                       Value
                                                ----------------------- ------ -----------------------------------
COMMON STOCKS (94.63%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)                     73,093      $                                   566
                                                                               -------------------------------------

Agricultural Operations (0.62%)
Astra Agro Lestari Tbk PT                                    1,132,500                                      850,099
Astral Foods Ltd                                                41,908                                      686,529
                                                                               -------------------------------------
                                                                                                          1,536,628
                                                                               -------------------------------------
Airlines (0.27%)
Thai Airways International Public
Limited (a)(b)                                                 540,100                                      682,852
                                                                               -------------------------------------

Apparel Manufacturers (0.55%)
Youngone Corp                                                  306,750                                    1,382,196
                                                                               -------------------------------------

Applications Software (0.36%)
Satyam Computer Services Ltd ADR                                24,921                                      896,658
                                                                               -------------------------------------

Auto - Car & Light Trucks (1.72%)
Ford Otomotiv Sanayi AS                                        169,288                                    1,691,598
Hyundai Motor Co                                                19,480                                    1,712,142
Tata Motors Ltd ADR (c)                                         42,383                                      878,600
                                                                               -------------------------------------
                                                                                                          4,282,340
                                                                               -------------------------------------
Auto - Medium & Heavy Duty Trucks (0.69%)
Mahindra & Mahindra Ltd                                        124,464                                    1,731,107
                                                                               -------------------------------------

Beverages - Non-alcoholic (0.45%)
Coca-Cola Femsa SA de CV                                       348,468                                    1,118,920
                                                                               -------------------------------------

Broadcasting Services & Programming (0.24%)
TV Azteca SA de CV                                             976,732                                      606,108
                                                                               -------------------------------------

Building - Heavy Construction (0.36%)
YTL Corp Bhd                                                   642,800                                      904,478
                                                                               -------------------------------------

Building - Residential & Commercial (0.30%)
Desarrolladora Homex SA de CV ADR (a)(c)                        19,438                                      744,864
                                                                               -------------------------------------

Building & Construction - Miscellaneous (0.60%)
Aveng Ltd                                                      184,488                                      723,877
Orascom Construction Industries                                 18,512                                      771,944
                                                                               -------------------------------------
                                                                                                          1,495,821
                                                                               -------------------------------------
Building Products - Cement & Aggregate (2.83%)
Akcansa Cimento AS                                              47,674                                      364,502
Associated Cement Co Ltd                                        82,267                                    1,745,896
Cemex SA de CV                                                 526,782                                    3,556,384
Pretoria Portland Cement Co Ltd                                 20,265                                    1,402,202
                                                                               -------------------------------------
                                                                                                          7,068,984
                                                                               -------------------------------------
Cable TV (0.26%)
Vivax SA (a)                                                    43,856                                      650,107
                                                                               -------------------------------------


Casino Hotels (0.14%)
Genting Bhd                                                     49,286                                      346,749
                                                                               -------------------------------------

Cellular Telecommunications (6.13%)
America Movil SA de CV ADR                                     151,536                                    5,593,194
China Mobile Hong Kong Ltd                                     613,462                                    3,568,272
Digi.Com BHD (a)                                               362,746                                    1,120,915
Far EasTone Telecommunications Co Ltd                          839,800                                    1,044,946
LG Telecom Ltd (a)                                             127,843                                    1,436,743
SK Telecom Co Ltd                                               10,778                                    2,531,093
                                                                               -------------------------------------
                                                                                                         15,295,163
                                                                               -------------------------------------
Chemicals - Diversified (0.36%)
Nan Ya Plastics Corp                                           620,000                                      905,535
                                                                               -------------------------------------

Commercial Banks (9.82%)
Attijariwafa Bank (a)                                            2,106                                      475,005
Banco do Brasil SA                                              61,075                                    1,752,301
Banco Macro Bansud SA ADR (c)                                   24,408                                      565,533
BanColombia SA ADR (c)                                          17,614                                      609,445
Bank Hapoalim BM                                               232,023                                    1,168,446
Bank of Communications Co Ltd (a)(d)                         2,388,000                                    1,455,224
Bank of the Philippine Islands                                 868,949                                    1,023,873
Bank Rakyat Indonesia                                        4,267,500                                    2,244,775
Finansbank AS (a)                                                    1                                            4
HDFC Bank Ltd ADR                                               16,350                                      961,707
Kookmin Bank                                                    26,648                                    2,387,358
Pusan Bank                                                     118,424                                    1,820,556
Raiffeisen International Bank Holding AS (a)                    13,325                                    1,159,666
Sberbank RF                                                        944                                    1,703,920
Siam Commercial Bank Public (a)(b)                             655,376                                    1,133,869
Standard Bank Group Ltd                                        101,993                                    1,445,133
Taishin Financial Holdings Co Ltd                            3,867,000                                    2,545,195
Turkiye Is Bankasi                                             244,746                                    2,056,533
                                                                               -------------------------------------
                                                                                                         24,508,543
                                                                               -------------------------------------
Computer Software (0.28%)
Totvs SA (a)                                                    35,836                                      694,015
                                                                               -------------------------------------

Computers (1.66%)
High Tech Computer Corp                                         90,400                                    2,889,989
Wistron Corp (a)                                               965,000                                    1,258,196
                                                                               -------------------------------------
                                                                                                          4,148,185
                                                                               -------------------------------------
Computers  -Memory Devices (0.52%)
Quanta Storage Inc                                             702,750                                    1,299,513
                                                                               -------------------------------------

Cosmetics & Toiletries (0.36%)
Natura Cosmeticos SA                                            70,800                                      898,521
                                                                               -------------------------------------

Diversified Financial Services (4.41%)
Cathay Financial Holding Co Ltd                                713,000                                    1,597,803
Hana Financial Group Inc                                        22,442                                    1,101,638
Investec Ltd                                                    26,415                                    1,494,080
Shin Kong Financial Holding Co Ltd                           2,486,101                                    2,649,264
Shinhan Financial Group Co Ltd                                  48,383                                    2,410,942
Woori Finance Holdings Co Ltd                                   77,700                                    1,754,676
                                                                               -------------------------------------
                                                                                                         11,008,403
                                                                               -------------------------------------

Diversified Minerals (0.98%)
Antofagasta PLC                                                 57,348                                    2,454,823
                                                                               -------------------------------------

Diversified Operations (1.22%)
Alfa SA de CV                                                  131,308                                      658,494
GS Holdings Corp                                                22,110                                      691,524
Haci Omer Sabanci Holding AS                                    50,269                                      237,834
Imperial Holdings Ltd                                           52,979                                    1,461,067
                                                                               -------------------------------------
                                                                                                          3,048,919
                                                                               -------------------------------------
Electric - Generation (1.33%)
CEZ                                                             30,311                                    1,035,863
Ratchaburi Electricity Generating Holding
PLC (a)(b)                                                     862,211                                      889,292
Tractebel Energia SA                                           168,872                                    1,388,929
                                                                               -------------------------------------
                                                                                                          3,314,084
                                                                               -------------------------------------
Electric - Integrated (1.40%)
EDP - Energias do Brasil SA                                     83,737                                    1,221,269
Korea Electric Power Corp                                       51,364                                    2,281,755
                                                                               -------------------------------------
                                                                                                          3,503,024
                                                                               -------------------------------------
Electric Products - Miscellaneous (0.85%)
LG Electronics Inc                                              25,500                                    2,111,482
                                                                               -------------------------------------

Electronic Components - Miscellaneous (2.19%)
AU Optronics Corp                                            1,053,000                                    1,726,067
HON HAI Precision Industry Co Ltd                              551,292                                    3,740,824
                                                                               -------------------------------------
                                                                                                          5,466,891
                                                                               -------------------------------------
Electronic Components - Semiconductors (5.00%)
Hynix Semiconductor Inc (a)                                     64,235                                    2,244,003
MediaTek Inc                                                    71,500                                      834,757
Samsung Electronics Co Ltd                                      13,774                                    9,404,639
                                                                               -------------------------------------
                                                                                                         12,483,399
                                                                               -------------------------------------
Feminine Health Care Products (0.67%)
Hengan International Group Co Ltd                            1,013,574                                    1,679,780
                                                                               -------------------------------------

Finance - Consumer Loans (0.47%)
African Bank Investments Ltd                                   212,864                                    1,181,113
                                                                               -------------------------------------

Finance - Investment Banker & Broker (0.71%)
Daewoo Securities Co Ltd                                        97,210                                    1,762,395
                                                                               -------------------------------------

Food - Flour & Grain (0.26%)
Gruma SA de CV                                                 211,511                                      658,170
                                                                               -------------------------------------

Food - Meat Products (0.15%)
Perdigao SA                                                     37,759                                      372,850
                                                                               -------------------------------------

Food - Miscellaneous/Diversified (1.55%)
Daesang Corp                                                    79,660                                    1,482,223
Indofood Sukses Makmur Tbk PT                                5,151,479                                      662,061
Tiger Brands Ltd                                                29,101                                      804,957
Universal Robina Corp                                        2,087,000                                      917,119
                                                                               -------------------------------------
                                                                                                          3,866,360
                                                                               -------------------------------------
Food - Retail (0.41%)
Migros Turk TAS                                                 72,487                                    1,009,660
                                                                               -------------------------------------


Footwear & Related Apparel (0.08%)
Grendene SA                                                     22,300                                      188,744
                                                                               -------------------------------------

Gold Mining (0.87%)
Harmony Gold Mining Co Ltd (a)                                 132,647                                    2,168,616
                                                                               -------------------------------------

Life & Health Insurance (1.28%)
Metropolitan Holdings Ltd                                      680,987                                    1,467,572
Sanlam Ltd                                                     671,258                                    1,721,515
                                                                               -------------------------------------
                                                                                                          3,189,087
                                                                               -------------------------------------
Medical - Drugs (1.03%)
Daewoong Pharmaceutical Co Ltd                                   1,694                                       79,294
Dr Reddy's Laboratories Ltd ADR (c)                             54,106                                    1,753,576
Hikma Pharmaceuticals PLC                                       92,370                                      737,066
                                                                               -------------------------------------
                                                                                                          2,569,936
                                                                               -------------------------------------
Medical - Generic Drugs (0.89%)
Teva Pharmaceutical Industries Ltd ADR (c)                      54,735                                    2,216,767
                                                                               -------------------------------------

Metal - Aluminum (1.03%)
Aluminum Corp of China Ltd                                   1,510,000                                    1,499,552
Hindalco Industries Ltd (a)                                    224,965                                    1,068,111
                                                                               -------------------------------------
                                                                                                          2,567,663
                                                                               -------------------------------------
Metal - Diversified (1.37%)
JSC MMC Norilsk Nickel - ADR (a)(b)                             16,244                                      682,248
MMC Norilsk Nickel ADR                                          20,817                                    2,727,027
                                                                               -------------------------------------
                                                                                                          3,409,275
                                                                               -------------------------------------
Metal - Iron (0.48%)
Novolipetsk Steel (b)                                           54,499                                    1,199,523
                                                                               -------------------------------------

Metal Processors & Fabrication (0.56%)
Catcher Technology Co Ltd                                      124,583                                    1,390,069
                                                                               -------------------------------------

Multi-line Insurance (0.81%)
Porto Seguro SA (a)                                            100,180                                    2,031,145
                                                                               -------------------------------------

Non-Ferrous Metals (0.69%)
Grupo Mexico SA de CV                                          490,359                                    1,716,057
                                                                               -------------------------------------

Oil Company - Exploration & Production (2.71%)
NovaTek OAO (b)                                                  9,539                                      400,788
Oao Gazprom (a)                                                 23,609                                    3,053,319
Oil & Natural Gas Corp Ltd                                      33,351                                      960,990
PTT Public Company Limited (a)(b)                              105,177                                      722,269
                                                                               -------------------------------------
                                                                                                          6,762,684
                                                                               -------------------------------------
Oil Company - Integrated (9.23%)
China Petroleum & Chemical Corp                              3,762,000                                    2,389,565
LUKOIL ADR                                                      67,971                                    6,093,600
Mol Magyar Olaj- es Gazipari Rt                                 11,529                                    1,369,866
PetroChina Co Ltd                                            4,160,807                                    4,588,149
Petroleo Brasileiro SA ADR (c)                                  63,062                                    6,232,417
Sasol Ltd                                                       56,561                                    2,363,130
                                                                               -------------------------------------
                                                                                                         23,036,727
                                                                               -------------------------------------
Oil Refining & Marketing (1.07%)
SK Corp                                                         16,080                                    1,183,155
Thai Oil Public (a)(b)                                         617,900                                    1,110,148

Tupras Turkiye Petrol Rafine                                    18,126                                      384,200
                                                                               -------------------------------------
                                                                                                          2,677,503
                                                                               -------------------------------------
Petrochemicals (0.73%)
Honam Petrochemical Corp                                        28,790                                    1,831,425
                                                                               -------------------------------------

Platinum (1.05%)
Impala Platinum Holdings Ltd                                    12,312                                    2,317,840
Northam Platinum Ltd                                            61,299                                      311,278
                                                                               -------------------------------------
                                                                                                          2,629,118
                                                                               -------------------------------------
Power Converter & Supply Equipment (1.52%)
Bharat Heavy Electricals (a)                                    29,905                                    1,580,716
Delta Electronics Inc                                          473,000                                    1,473,585
Harbin Power Equipment                                         812,010                                      738,319
                                                                               -------------------------------------
                                                                                                          3,792,620
                                                                               -------------------------------------
Printing - Commercial (0.18%)
American Banknote SA (a)                                        53,897                                      451,021
                                                                               -------------------------------------

Property & Casualty Insurance (1.08%)
Aksigorta AS                                                    92,369                                      464,991
Dongbu Insurance Co Ltd                                         39,370                                      985,085
Meritz Fire & Marine Insurance Co Ltd                           98,800                                      607,549
PICC Property & Casualty Co Ltd (c)                          1,772,673                                      645,864
                                                                               -------------------------------------
                                                                                                          2,703,489
                                                                               -------------------------------------
Real Estate Operator & Developer (1.26%)
Agile Property Holdings Ltd (a)                              1,698,000                                    1,313,962
Beijing North Star Co                                        2,076,000                                      575,651
Consorcio ARA SA de CV                                         141,400                                      747,365
IRSA Inversiones y Representaciones SA (a)(c)                   37,079                                      493,522
                                                                               -------------------------------------
                                                                                                          3,130,500
                                                                               -------------------------------------
Reinsurance (0.49%)
Korean Reinsurance Co                                          102,777                                    1,231,321
                                                                               -------------------------------------

Retail - Apparel & Shoe (0.33%)
Lojas Renner SA                                                 14,374                                      821,371
                                                                               -------------------------------------

Retail - Home Furnishings (1.11%)
Ellerine Holdings Ltd                                          100,900                                    1,539,952
JD Group Ltd                                                    79,213                                    1,216,156
                                                                               -------------------------------------
                                                                                                          2,756,108
                                                                               -------------------------------------
Retail - Hypermarkets (0.33%)
Controladora Comercial Mexicana SA de CV                       489,447                                      829,945
                                                                               -------------------------------------

Retail - Miscellaneous/Diversified (0.45%)
Foschini Ltd                                                   112,386                                    1,130,263
                                                                               -------------------------------------

Semiconductor Component - Integrated
Circuits (3.74%)
Advanced Semiconductor Engineering Inc                         968,000                                    1,149,853
Chipbond Technology Corp                                       676,000                                      900,457
Novatek Microelectronics Corp Ltd                              284,000                                    1,691,218
Siliconware Precision Industries Co                            710,000                                    1,030,308
Taiwan Semiconductor Manufacturing Co Ltd                    2,133,964                                    4,554,722
                                                                               -------------------------------------
                                                                                                          9,326,558
                                                                               -------------------------------------
Soap & Cleaning Products (0.48%)
Hindustan Lever Ltd                                            185,015                                    1,196,841
                                                                               -------------------------------------


Steel - Producers (3.77%)
Angang New Steel Co Ltd (c)                                  2,164,000                                    1,883,887
Cia Siderurgica Nacional SA ADR (c)                             35,134                                    1,237,068
Evraz Group SA (b)(d)                                           65,078                                    1,626,950
POSCO ADR                                                       20,462                                    1,441,957
Tenaris SA ADR (c)                                              23,130                                    1,061,667
Ternium SA ADR (a)(c)                                           80,194                                    2,142,784
                                                                               -------------------------------------
                                                                                                          9,394,313
                                                                               -------------------------------------
Sugar (0.56%)
Cosan SA Industria e Comercio (a)                               17,855                                    1,400,225
                                                                               -------------------------------------

Telecommunication Equipment (0.58%)
Foxconn International Holdings Ltd (a)                         669,143                                    1,441,216
                                                                               -------------------------------------

Telephone - Integrated (2.50%)
China Netcom Group Corp Hong Kong Ltd                        1,275,218                                    2,327,205
Telefonos de Mexico SA de CV ADR                               123,571                                    2,717,326
Telkom SA Ltd                                                   50,007                                    1,182,562
                                                                               -------------------------------------
                                                                                                          6,227,093
                                                                               -------------------------------------
Textile - Products (0.54%)
Nishat Mills Ltd                                               663,754                                    1,349,512
                                                                               -------------------------------------

Transport - Marine (1.02%)
Hyundai Merchant Marine Co Ltd (c)                              83,070                                    1,690,992
STX Pan Ocean Co Ltd                                         1,778,000                                      859,996
Wan Hai Lines Ltd                                                    1                                            1
                                                                               -------------------------------------
                                                                                                          2,550,989
                                                                               -------------------------------------
Wire & Cable Products (0.69%)
LS Cable Ltd                                                    41,610                                    1,720,515
                                                                               -------------------------------------

COMMON STOCKS (94.63%)
Oil Company - Exploration & Production (2.71%)
Oao Gazprom (a)                                                 42,687                                    1,625,318
                                                                               -------------------------------------
TOTAL COMMON STOCKS                                                         $                           236,157,445
                                                                               -------------------------------------
PREFERRED STOCKS (3.57%)
Airlines (0.75%)
Tam SA                                                          74,248                                    1,871,067
                                                                               -------------------------------------

Commercial Banks (1.01%)
Banco Bradesco SA                                               66,189                                    2,522,224
                                                                               -------------------------------------

Diversified Minerals (0.68%)
Cia Vale do Rio Doce                                            38,205                                    1,700,842
                                                                               -------------------------------------

Investment Companies (0.01%)
Lereko Mobility Pty Ltd                                          4,384                                       31,927
                                                                               -------------------------------------

Steel - Producers (1.12%)
Gerdau SA                                                       97,189                                    1,682,363
Usinas Siderurgicas de Minas Gerais SA                          29,100                                    1,102,078
                                                                               -------------------------------------
                                                                                                          2,784,441
                                                                               -------------------------------------
TOTAL PREFERRED STOCKS                                                      $                             8,910,501
                                                                               -------------------------------------

                                                                 Principal
                                                                  Amount                                      Value
                                                                ----------------------- ------ -------------------------------
SHORT TERM INVESTMENTS (1.02%)
Commercial Paper (1.02%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                       2,551,536                                    2,551,536
                                                                               -------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                $                             2,551,536
                                                                               -------------------------------------
MONEY MARKET FUNDS (6.01%)
BNY Institutional Cash Reserve Fund (e)                     14,981,000                                   14,981,000
                                                                               -------------------------------------
TOTAL MONEY MARKET FUNDS                                                    $                            14,981,000
                                                                               -------------------------------------
Total Investments                                                           $                           262,600,482
Liabilities in Excess of Other Assets, Net - (5.23%)                                                    (13,044,377)
                                                                               -------------------------------------
TOTAL NET ASSETS - 100.00%                                                  $                           249,556,105
                                                                               =====================================
                                                                               -------------------------------------

                                                                               =====================================

(a) Non-Income Producing Security
(b) Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $8,447,939 or 3.39% of net assets.

(c) Security or a portion of the security was on loan at the end of the period.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $3,082,174 or 1.24% of net assets.


(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                     $        55,957,927
Unrealized Depreciation                                             (2,058,855)
                                                               -----------------
Net Unrealized Appreciation (Depreciation)                           53,899,072
Cost for federal income tax purposes                                208,436,098


Portfolio Summary (unaudited)
------------------------------- ---------------------
Country                                      Percent
------------------------------- ---------------------
Korea, Republic Of                            19.29%
Taiwan, Province Of China                     13.10%
Brazil                                        11.31%
South Africa                                   9.88%
Russian Federation                             7.66%
Mexico                                         7.59%
United States                                  7.03%
China                                          6.10%
India                                          5.12%
Hong Kong                                      3.56%
Turkey                                         2.49%
Thailand                                       1.82%
Indonesia                                      1.51%
Israel                                         1.36%
Luxembourg                                     1.28%
United Kingdom                                 1.28%
Malaysia                                       0.95%
Philippines                                    0.78%
Hungary                                        0.55%
Pakistan                                       0.54%
Austria                                        0.46%
Argentina                                      0.42%
Czech Republic                                 0.41%
Egypt                                          0.31%
Colombia                                       0.24%
Morocco                                        0.19%
Liabilities in Excess of                    (-5.23%)
Other Assets, Net
                                      ---------------
TOTAL NET ASSETS                             100.00%
                                      ===============


Schedule of Investments
April 30, 2006 (unaudited)
LargeCap Growth Fund
                                                        Shares
                                                         Held                                       Value
                                                   -------------------------- ------ -------------------------------------
COMMON STOCKS (95.66%)
Advertising Sales (1.02%)
Lamar Advertising Co (a)(b)                                          153,000      $                             8,413,470
                                                                                     -------------------------------------

Airlines (0.89%)
UAL Corp (a)(b)                                                      202,000                                    7,274,020
                                                                                     -------------------------------------

Applications Software (1.93%)
Citrix Systems Inc (b)                                               397,000                                   15,848,240
                                                                                     -------------------------------------

Beverages - Non-alcoholic (5.28%)
Coca-Cola Co/The                                                     426,100                                   17,879,156
PepsiCo Inc                                                          438,000                                   25,509,120
                                                                                     -------------------------------------
                                                                                                               43,388,276
                                                                                     -------------------------------------
Casino Services (1.56%)
International Game Technology                                        337,000                                   12,782,410
                                                                                     -------------------------------------

Commercial Services (0.99%)
Alliance Data Systems Corp (b)                                       148,000                                    8,140,000
                                                                                     -------------------------------------

Computers (4.71%)
Apple Computer Inc (b)                                               237,007                                   16,682,923
Hewlett-Packard Co                                                   677,500                                   21,998,425
                                                                                     -------------------------------------
                                                                                                               38,681,348
                                                                                     -------------------------------------
Cosmetics & Toiletries (2.32%)
Colgate-Palmolive Co                                                 321,800                                   19,024,816
                                                                                     -------------------------------------

Diversified Manufacturing Operations (2.46%)
Textron Inc                                                          224,900                                   20,229,755
                                                                                     -------------------------------------

Electric Products - Miscellaneous (1.47%)
Emerson Electric Co                                                  142,000                                   12,062,900
                                                                                     -------------------------------------

Electronic Components - Semiconductors (4.20%)
Broadcom Corp (b)                                                    353,900                                   14,548,829
Microchip Technology Inc                                             284,000                                   10,581,840
Micron Technology Inc (b)                                            550,000                                    9,333,500
                                                                                     -------------------------------------
                                                                                                               34,464,169
                                                                                     -------------------------------------
Enterprise Software & Services (2.70%)
BEA Systems Inc (a)(b)                                               748,000                                    9,911,000
SAP AG ADR (a)                                                       225,000                                   12,291,750
                                                                                     -------------------------------------
                                                                                                               22,202,750
                                                                                     -------------------------------------
Fiduciary Banks (1.61%)
State Street Corp                                                    202,000                                   13,194,640
                                                                                     -------------------------------------

Finance - Commercial (3.05%)
CIT Group Inc                                                        463,700                                   25,044,437
                                                                                     -------------------------------------

Finance - Credit Card (1.01%)
Capital One Financial Corp (a)                                        96,000                                    8,317,440
                                                                                     -------------------------------------

Finance - Investment Banker & Broker (8.70%)
Charles Schwab Corp/The                                              943,000                                   16,879,700
Goldman Sachs Group Inc                                              186,900                                   29,958,201
Morgan Stanley                                                       382,000                                   24,562,600
                                                                                     -------------------------------------
                                                                                                               71,400,501
                                                                                     -------------------------------------
Life & Health Insurance (2.22%)
Cigna Corp                                                           170,000                                   18,190,000
                                                                                     -------------------------------------

Medical - Biomedical/Gene (1.67%)
Celgene Corp (a)(b)                                                  326,000                                   13,744,160
                                                                                     -------------------------------------

Medical - Generic Drugs (1.00%)
Teva Pharmaceutical Industries Ltd ADR (a)                           202,000                                    8,181,000
                                                                                     -------------------------------------

Medical - HMO (0.51%)
Aetna Inc                                                            108,000                                    4,158,000
                                                                                     -------------------------------------

Medical Laboratory & Testing Service (1.02%)
Quest Diagnostics Inc                                                150,000                                    8,359,500
                                                                                     -------------------------------------

Metal - Diversified (1.91%)
Inco Ltd (a)                                                         277,000                                   15,642,190
                                                                                     -------------------------------------

Networking Products (0.96%)
Cisco Systems Inc (b)                                                378,000                                    7,919,100
                                                                                     -------------------------------------

Oil - Field Services (1.91%)
Weatherford International Ltd (b)                                    297,000                                   15,720,210
                                                                                     -------------------------------------

Oil Company - Exploration & Production (3.10%)
Apache Corp                                                          183,800                                   13,058,990
Devon Energy Corp (a)                                                205,800                                   12,370,638
                                                                                     -------------------------------------
                                                                                                               25,429,628
                                                                                     -------------------------------------
Regional Banks (1.85%)
PNC Financial Services Group Inc                                     213,000                                   15,223,110
                                                                                     -------------------------------------

Retail - Apparel & Shoe (4.11%)
Nordstrom Inc                                                        545,500                                   20,909,015
Ross Stores Inc (a)                                                  419,000                                   12,838,160
                                                                                     -------------------------------------
                                                                                                               33,747,175
                                                                                     -------------------------------------
Retail - Auto Parts (0.90%)
Autozone Inc (a)(b)                                                   79,000                                    7,395,190
                                                                                     -------------------------------------

Retail - Drug Store (3.41%)
CVS Corp                                                             943,000                                   28,025,960
                                                                                     -------------------------------------

Retail - Office Supplies (3.22%)
Staples Inc                                                        1,001,100                                   26,439,051
                                                                                     -------------------------------------

Retail - Regional Department Store (1.31%)
Federated Department Stores Inc                                      138,000                                   10,743,300
                                                                                     -------------------------------------

Retail - Restaurants (1.95%)
McDonald's Corp                                                      463,500                                   16,023,195
                                                                                     -------------------------------------


Semiconductor Component - Integrated
Circuits (1.90%)
Marvell Technology Group Ltd (b)                                     272,800                                   15,574,152
                                                                                     -------------------------------------

Steel - Producers (1.54%)
Nucor Corp                                                           116,000                                   12,623,120
                                                                                     -------------------------------------

Steel - Specialty (1.96%)
Allegheny Technologies Inc (a)                                       232,000                                   16,086,880
                                                                                     -------------------------------------

Telecommunication Equipment (4.05%)
Comverse Technology Inc (a)(b)                                       712,000                                   16,126,800
Tellabs Inc (b)                                                    1,078,000                                   17,086,300
                                                                                     -------------------------------------
                                                                                                               33,213,100
                                                                                     -------------------------------------
Therapeutics (2.36%)
Gilead Sciences Inc (b)                                              336,500                                   19,348,750
                                                                                     -------------------------------------

Web Portals (4.12%)
Google Inc (a)(b)                                                     80,990                                   33,848,960
                                                                                     -------------------------------------

Wireless Equipment (4.78%)
Motorola Inc                                                         718,000                                   15,329,300
Nokia OYJ ADR                                                      1,055,000                                   23,906,300
                                                                                     -------------------------------------
                                                                                                               39,235,600
                                                                                     -------------------------------------
TOTAL COMMON STOCKS                                                               $                           785,340,503
                                                                                     -------------------------------------
                                                       Principal
                                                        Amount                                      Value
                                                   -------------------------- ------ -------------------------------------
SHORT TERM INVESTMENTS (3.12%)
Commercial Paper (3.12%)
Investment in Joint Trading Account; Federal
Home Loan Bank
      4.65%, 5/ 1/2006                                            25,563,875                                   25,563,875
                                                                                     -------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                      $                            25,563,875
                                                                                     -------------------------------------
MONEY MARKET FUNDS (8.19%)
BNY Institutional Cash Reserve Fund (c)                           67,241,000                                   67,241,000
                                                                                     -------------------------------------
TOTAL MONEY MARKET FUNDS                                                          $                            67,241,000
                                                                                     -------------------------------------
Total Investments                                                                 $                           878,145,378
Liabilities in Excess of Other Assets, Net - (6.97%)                                                          (57,185,379)
                                                                                     -------------------------------------
TOTAL NET ASSETS - 100.00%                                                        $                           820,959,999
                                                                                     =====================================
                                                                                     -------------------------------------

                                                                                     =====================================

(a)             Security or a portion of the security was on loan at the end of the period.
(b)             Non-Income Producing Security
(c)             Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $       116,322,722
Unrealized Depreciation                                     (8,549,080)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                  107,773,642
Cost for federal income tax purposes                        770,371,736


Portfolio Summary (unaudited)
------------------------------- --------------- ------------------------
Sector                                                          Percent
------------------------------- --------------- ------------------------
Financial                                                        26.63%
Consumer, Cyclical                                               17.35%
Technology                                                       15.44%
Consumer, Non-cyclical                                           15.15%
Communications                                                   14.94%
Basic Materials                                                   5.40%
Energy                                                            5.01%
Industrial                                                        3.93%
Government                                                        3.12%
Liabilities in Excess of                                       (-6.97%)
Other Assets, Net
                                                ------------------------
TOTAL NET ASSETS                                                100.00%
                                                ========================


Schedule of Investments
April 30, 2006 (unaudited)
LargeCap S&P 500 Index Fund
                                                    Shares
                                                     Held                                       Value
                                                ------------------------- ------ -------------------------------------
COMMON STOCKS (98.76%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)                               30,053      $                               287,908
Omnicom Group Inc (a)                                             12,481                                    1,123,415
                                                                                 -------------------------------------
                                                                                                            1,411,323
                                                                                 -------------------------------------
Aerospace & Defense (1.44%)
Boeing Co                                                         55,871                                    4,662,435
General Dynamics Corp                                             27,942                                    1,833,554
Lockheed Martin Corp                                              25,009                                    1,898,183
Northrop Grumman Corp (a)                                         24,481                                    1,637,779
Raytheon Co                                                       31,141                                    1,378,612
Rockwell Collins Inc                                              12,026                                      687,887
                                                                                 -------------------------------------
                                                                                                           12,098,450
                                                                                 -------------------------------------
Aerospace & Defense Equipment (0.58%)
Goodrich Corp                                                      8,615                                      383,368
United Technologies Corp                                          70,882                                    4,452,098
                                                                                 -------------------------------------
                                                                                                            4,835,466
                                                                                 -------------------------------------
Agricultural Chemicals (0.19%)
Monsanto Co                                                       18,804                                    1,568,254
                                                                                 -------------------------------------

Agricultural Operations (0.20%)
Archer-Daniels-Midland Co                                         45,639                                    1,658,521
                                                                                 -------------------------------------

Airlines (0.10%)
Southwest Airlines Co                                             49,429                                      801,738
                                                                                 -------------------------------------

Apparel Manufacturers (0.22%)
Coach Inc (b)                                                     26,760                                      883,615
Jones Apparel Group Inc                                            7,972                                      273,838
Liz Claiborne Inc                                                  7,338                                      286,549
VF Corp                                                            6,152                                      376,441
                                                                                 -------------------------------------
                                                                                                            1,820,443
                                                                                 -------------------------------------
Appliances (0.06%)
Whirlpool Corp (a)                                                 5,421                                      486,495
                                                                                 -------------------------------------

Applications Software (1.95%)
Citrix Systems Inc (b)                                            12,458                                      497,323
Compuware Corp (b)                                                26,720                                      205,210
Intuit Inc (b)                                                    12,352                                      669,108
Microsoft Corp                                                   620,336                                   14,981,114
                                                                                 -------------------------------------
                                                                                                           16,352,755
                                                                                 -------------------------------------
Athletic Footwear (0.13%)
Nike Inc                                                          13,212                                    1,081,270
                                                                                 -------------------------------------

Audio & Video Products (0.05%)
Harman International Industries Inc                                4,582                                      403,170
                                                                                 -------------------------------------

Auto - Car & Light Trucks (0.22%)
Ford Motor Co                                                    130,126                                      904,376
General Motors Corp (a)                                           39,475                                      903,188
                                                                                 -------------------------------------
                                                                                                            1,807,564
                                                                                 -------------------------------------

Auto - Medium & Heavy Duty Trucks (0.11%)
Navistar International Corp (a)(b)                                 4,307                                      113,618
Paccar Inc                                                        11,817                                      849,997
                                                                                 -------------------------------------
                                                                                                              963,615
                                                                                 -------------------------------------
Auto/Truck Parts & Equipment - Original (0.13%)
Johnson Controls Inc (a)                                          13,554                                    1,105,329
                                                                                 -------------------------------------

Beverages - Non-alcoholic (1.60%)
Coca-Cola Co/The                                                 143,802                                    6,033,932
Coca-Cola Enterprises Inc                                         21,180                                      413,645
Pepsi Bottling Group Inc                                           9,439                                      302,992
PepsiCo Inc                                                      115,650                                    6,735,456
                                                                                 -------------------------------------
                                                                                                           13,486,025
                                                                                 -------------------------------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp                                                  5,805                                      432,473
Constellation Brands Inc (b)                                      13,762                                      339,921
                                                                                 -------------------------------------
                                                                                                              772,394
                                                                                 -------------------------------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                                            54,194                                    2,415,969
Molson Coors Brewing Co (a)                                        4,007                                      295,957
                                                                                 -------------------------------------
                                                                                                            2,711,926
                                                                                 -------------------------------------
Broadcasting Services & Programming (0.12%)
Clear Channel Communications Inc                                  36,077                                    1,029,277
                                                                                 -------------------------------------

Building - Residential & Commercial (0.29%)
Centex Corp                                                        8,570                                      476,492
DR Horton Inc                                                     18,974                                      569,600
KB Home                                                            5,365                                      330,323
Lennar Corp                                                        9,569                                      525,625
Pulte Homes Inc                                                   14,935                                      557,822
                                                                                 -------------------------------------
                                                                                                            2,459,862
                                                                                 -------------------------------------
Building & Construction Products -
Miscellaneous (0.11%)
Masco Corp                                                        29,060                                      927,014
                                                                                 -------------------------------------

Building Products - Air & Heating (0.06%)
American Standard Cos Inc (a)                                     12,442                                      541,600
                                                                                 -------------------------------------

Cable TV (0.55%)
Comcast Corp (b)                                                 149,286                                    4,620,402
                                                                                 -------------------------------------

Casino Hotels (0.12%)
Harrah's Entertainment Inc                                        12,851                                    1,049,156
                                                                                 -------------------------------------

Casino Services (0.11%)
International Game Technology                                     23,537                                      892,758
                                                                                 -------------------------------------

Chemicals - Diversified (0.82%)
Dow Chemical Co/The                                               67,531                                    2,742,434
EI Du Pont de Nemours & Co                                        64,219                                    2,832,058
PPG Industries Inc                                                11,541                                      774,632
Rohm & Haas Co                                                    10,053                                      508,682
                                                                                 -------------------------------------
                                                                                                            6,857,806
                                                                                 -------------------------------------
Chemicals - Specialty (0.25%)
Ashland Inc                                                        4,975                                      327,454
Eastman Chemical Co (a)                                            5,699                                      309,741
Ecolab Inc                                                        12,726                                      481,043

Engelhard Corp                                                     8,639                                      331,824
Hercules Inc (a)(b)                                                7,880                                      111,975
International Flavors & Fragrances Inc                             5,511                                      194,704
Sigma-Aldrich Corp                                                 4,668                                      320,271
                                                                                 -------------------------------------
                                                                                                            2,077,012
                                                                                 -------------------------------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                            7,742                                      394,377
                                                                                 -------------------------------------

Commercial Banks (0.94%)
AmSouth Bancorp (a)                                               24,122                                      698,091
BB&T Corp                                                         37,375                                    1,604,882
Compass Bancshares Inc (a)                                         8,628                                      474,195
First Horizon National Corp (a)                                    8,796                                      373,126
M&T Bank Corp (a)                                                  5,539                                      661,357
Marshall & Ilsley Corp (a)                                        15,505                                      708,889
North Fork Bancorporation Inc                                     33,205                                    1,000,467
Regions Financial Corp                                            31,856                                    1,163,062
Synovus Financial Corp                                            21,867                                      612,276
Zions Bancorporation                                               7,286                                      604,956
                                                                                 -------------------------------------
                                                                                                            7,901,301
                                                                                 -------------------------------------
Commercial Services (0.02%)
Convergys Corp (b)                                                 9,761                                      190,047
                                                                                 -------------------------------------

Commercial Services - Finance (0.34%)
Equifax Inc                                                        9,034                                      348,170
H&R Block Inc (a)                                                 22,871                                      522,145
Moody's Corp                                                      16,981                                    1,052,992
Paychex Inc                                                       23,318                                      941,814
                                                                                 -------------------------------------
                                                                                                            2,865,121
                                                                                 -------------------------------------
Computer Aided Design (0.09%)
Autodesk Inc (b)                                                  16,111                                      677,306
Parametric Technology Corp (a)(b)                                  7,754                                      115,845
                                                                                 -------------------------------------
                                                                                                              793,151
                                                                                 -------------------------------------
Computer Services (0.28%)
Affiliated Computer Services Inc (b)                               8,204                                      457,455
Computer Sciences Corp (b)                                        13,018                                      762,204
Electronic Data Systems Corp (a)                                  35,916                                      972,605
Unisys Corp (b)                                                   23,871                                      148,955
                                                                                 -------------------------------------
                                                                                                            2,341,219
                                                                                 -------------------------------------
Computers (2.99%)
Apple Computer Inc (b)                                            59,451                                    4,184,756
Dell Inc (a)(b)                                                  164,288                                    4,304,345
Gateway Inc (b)                                                   18,448                                       40,586
Hewlett-Packard Co                                               197,438                                    6,410,812
International Business Machines Corp                             109,406                                    9,008,490
Sun Microsystems Inc (b)                                         241,595                                    1,207,975
                                                                                 -------------------------------------
                                                                                                           25,156,964
                                                                                 -------------------------------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                                      12,705                                      500,577
                                                                                 -------------------------------------

Computers  -Memory Devices (0.48%)
EMC Corp/Massachusetts (b)                                       165,909                                    2,241,431
Network Appliance Inc (a)(b)                                      26,119                                      968,231
SanDisk Corp (a)(b)                                               12,824                                      818,556
                                                                                 -------------------------------------
                                                                                                            4,028,218
                                                                                 -------------------------------------

Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (b)                                      7,559                                      368,123
                                                                                 -------------------------------------

Consumer Products - Miscellaneous (0.40%)
Clorox Co                                                         10,478                                      672,478
Fortune Brands Inc                                                10,216                                      820,345
Kimberly-Clark Corp                                               32,170                                    1,882,910
                                                                                 -------------------------------------
                                                                                                            3,375,733
                                                                                 -------------------------------------
Containers - Metal & Glass (0.03%)
Ball Corp (a)                                                      7,280                                      291,054
                                                                                 -------------------------------------

Containers - Paper & Plastic (0.09%)
Bemis Co                                                           7,350                                      231,231
Pactiv Corp (b)                                                   10,002                                      243,448
Sealed Air Corp (a)                                                5,682                                      305,976
                                                                                 -------------------------------------
                                                                                                              780,655
                                                                                 -------------------------------------
Cosmetics & Toiletries (2.03%)
Alberto-Culver Co                                                  5,273                                      237,127
Avon Products Inc (a)                                             31,447                                    1,025,487
Colgate-Palmolive Co                                              35,974                                    2,126,783
Estee Lauder Cos Inc/The                                           8,318                                      308,764
Procter & Gamble Co                                              229,596                                   13,364,783
                                                                                 -------------------------------------
                                                                                                           17,062,944
                                                                                 -------------------------------------
Cruise Lines (0.17%)
Carnival Corp                                                     30,308                                    1,419,021
                                                                                 -------------------------------------

Data Processing & Management (0.58%)
Automatic Data Processing Inc                                     40,457                                    1,783,345
First Data Corp                                                   53,548                                    2,553,704
Fiserv Inc (b)                                                    12,879                                      580,585
                                                                                 -------------------------------------
                                                                                                            4,917,634
                                                                                 -------------------------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                           9,678                                      315,309
                                                                                 -------------------------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                        7,260                                      540,580
                                                                                 -------------------------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                  12,070                                      526,856
WW Grainger Inc                                                    5,337                                      410,522
                                                                                 -------------------------------------
                                                                                                              937,378
                                                                                 -------------------------------------
Diversified Manufacturing Operations (5.24%)
3M Co                                                             52,702                                    4,502,332
Cooper Industries Ltd                                              6,409                                      586,103
Danaher Corp (a)                                                  16,560                                    1,061,662
Dover Corp                                                        14,192                                      706,052
Eaton Corp                                                        10,394                                      796,700
General Electric Co (c)                                          727,608                                   25,167,961
Honeywell International Inc                                       57,981                                    2,464,192
Illinois Tool Works Inc                                           14,315                                    1,470,151
Ingersoll-Rand Co Ltd                                             22,860                                    1,000,125
ITT Industries Inc (a)                                            12,893                                      724,973
Leggett & Platt Inc                                               12,732                                      337,780
Parker Hannifin Corp                                               8,358                                      677,416
Textron Inc                                                        9,240                                      831,138
Tyco International Ltd                                           140,684                                    3,707,023
                                                                                 -------------------------------------
                                                                                                           44,033,608
                                                                                 -------------------------------------
Diversified Operations & Commercial
Services (0.15%)
Cendant Corp                                                      70,376                                    1,226,654
                                                                                 -------------------------------------

Drug Delivery Systems (0.05%)
Hospira Inc (b)                                                   11,228                                      432,839
                                                                                 -------------------------------------

E-Commerce - Products (0.09%)
Amazon.Com Inc (a)(b)                                             21,536                                      758,283
                                                                                 -------------------------------------

E-Commerce - Services (0.33%)
eBay Inc (b)                                                      80,521                                    2,770,728
                                                                                 -------------------------------------

Electric - Generation (0.09%)
AES Corp/The (b)                                                  45,791                                      777,073
                                                                                 -------------------------------------

Electric - Integrated (2.78%)
Allegheny Energy Inc (b)                                          11,391                                      405,861
Ameren Corp (a)                                                   14,292                                      719,888
American Electric Power Co Inc                                    27,484                                      919,615
Centerpoint Energy Inc (a)                                        21,647                                      260,197
CMS Energy Corp (a)(b)                                            15,410                                      205,261
Consolidated Edison Inc (a)                                       17,133                                      738,775
Constellation Energy Group Inc                                    12,457                                      684,138
Dominion Resources Inc/VA                                         24,256                                    1,816,047
DTE Energy Co (a)                                                 12,412                                      506,161
Duke Energy Corp                                                  86,510                                    2,519,181
Edison International                                              22,743                                      919,045
Entergy Corp                                                      14,509                                    1,014,759
Exelon Corp                                                       46,576                                    2,515,104
FirstEnergy Corp                                                  23,024                                    1,167,547
FPL Group Inc (a)                                                 28,170                                    1,115,532
PG&E Corp (a)                                                     24,105                                      960,343
Pinnacle West Capital Corp                                         6,922                                      277,572
PPL Corp                                                          26,543                                      770,809
Progress Energy Inc                                               17,611                                      753,751
Public Service Enterprise Group Inc (a)                           17,500                                    1,097,250
Southern Co/The                                                   51,777                                    1,668,773
TECO Energy Inc                                                   14,542                                      232,381
TXU Corp                                                          32,303                                    1,603,198
Xcel Energy Inc (a)                                               28,188                                      531,062
                                                                                 -------------------------------------
                                                                                                           23,402,250
                                                                                 -------------------------------------
Electric Products - Miscellaneous (0.33%)
Emerson Electric Co                                               28,718                                    2,439,594
Molex Inc (a)                                                      9,946                                      369,196
                                                                                 -------------------------------------
                                                                                                            2,808,790
                                                                                 -------------------------------------
Electronic Components - Miscellaneous (0.11%)
Jabil Circuit Inc                                                 12,187                                      475,171
Sanmina-SCI Corp (b)                                              37,148                                      192,798
Solectron Corp (b)                                                63,841                                      255,364
                                                                                 -------------------------------------
                                                                                                              923,333
                                                                                 -------------------------------------
Electronic Components - Semiconductors (2.32%)
Advanced Micro Devices Inc (b)                                    33,568                                    1,085,925
Altera Corp (a)(b)                                                25,081                                      547,769
Applied Micro Circuits Corp (b)                                   20,544                                       75,396
Broadcom Corp (a)(b)                                              30,749                                    1,264,091
Freescale Semiconductor Inc - B Shares (b)                        28,648                                      907,282
Intel Corp                                                       410,663                                    8,205,047
LSI Logic Corp (b)                                                27,342                                      291,192
Micron Technology Inc (b)                                         46,878                                      795,520
National Semiconductor Corp                                       23,558                                      706,269
Nvidia Corp (b)                                                   23,898                                      698,300
PMC - Sierra Inc (a)(b)                                           12,969                                      161,205
QLogic Corp (b)                                                   11,263                                      234,383
Texas Instruments Inc                                            111,712                                    3,877,523
Xilinx Inc                                                        24,066                                      665,906
                                                                                 -------------------------------------
                                                                                                           19,515,808
                                                                                 -------------------------------------
Electronic Forms (0.20%)
Adobe Systems Inc (b)                                             41,870                                    1,641,304
                                                                                 -------------------------------------

Electronic Measurement Instruments (0.16%)
Agilent Technologies Inc (b)                                      29,930                                    1,149,911
Tektronix Inc                                                      5,697                                      201,218
                                                                                 -------------------------------------
                                                                                                            1,351,129
                                                                                 -------------------------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                                    8,465                                      691,590
                                                                                 -------------------------------------

Engineering - Research & Development
Services (0.07%)
Fluor Corp (a)                                                     6,061                                      563,128
                                                                                 -------------------------------------

Engines - Internal Combustion (0.04%)
Cummins Inc (a)                                                    3,243                                      338,893
                                                                                 -------------------------------------

Enterprise Software & Services (0.62%)
BMC Software Inc (b)                                              14,856                                      319,998
CA Inc (a)                                                        31,850                                      807,716
Novell Inc (a)(b)                                                 27,185                                      223,461
Oracle Corp (b)                                                  263,045                                    3,837,826
                                                                                 -------------------------------------
                                                                                                            5,189,001
                                                                                 -------------------------------------
Entertainment Software (0.14%)
Electronic Arts Inc (a)(b)                                        21,206                                    1,204,501
                                                                                 -------------------------------------

Fiduciary Banks (0.63%)
Bank of New York Co Inc/The                                       53,843                                    1,892,581
Mellon Financial Corp                                             28,925                                    1,088,448
Northern Trust Corp                                               12,931                                      761,507
State Street Corp                                                 23,245                                    1,518,363
                                                                                 -------------------------------------
                                                                                                            5,260,899
                                                                                 -------------------------------------
Filtration & Separation Products (0.03%)
Pall Corp                                                          8,720                                      263,170
                                                                                 -------------------------------------

Finance - Commercial (0.09%)
CIT Group Inc                                                     13,945                                      753,169
                                                                                 -------------------------------------

Finance - Consumer Loans (0.18%)
SLM Corp                                                          29,131                                    1,540,447
                                                                                 -------------------------------------

Finance - Credit Card (0.77%)
American Express Co                                               86,395                                    4,648,915
Capital One Financial Corp (a)                                    21,019                                    1,821,086
                                                                                 -------------------------------------
                                                                                                            6,470,001
                                                                                 -------------------------------------
Finance - Investment Banker & Broker (5.84%)
Bear Stearns Cos Inc/The                                           8,332                                    1,187,393
Charles Schwab Corp/The                                           72,029                                    1,289,319
Citigroup Inc                                                    348,418                                   17,403,479

E*Trade Financial Corp (b)                                        29,172                                      725,799
Goldman Sachs Group Inc                                           30,435                                    4,878,426
JPMorgan Chase & Co                                              243,309                                   11,041,363
Lehman Brothers Holdings Inc                                      18,876                                    2,853,107
Merrill Lynch & Co Inc                                            64,103                                    4,888,495
Morgan Stanley                                                    74,956                                    4,819,671
                                                                                 -------------------------------------
                                                                                                           49,087,052
                                                                                 -------------------------------------
Finance - Mortgage Loan/Banker (0.96%)
Countrywide Financial Corp                                        42,092                                    1,711,461
Fannie Mae                                                        67,565                                    3,418,789
Freddie Mac                                                       48,235                                    2,945,229
                                                                                 -------------------------------------
                                                                                                            8,075,479
                                                                                 -------------------------------------
Financial Guarantee Insurance (0.19%)
AMBAC Financial Group Inc                                          7,366                                      606,664
MBIA Inc (a)                                                       9,355                                      557,838
MGIC Investment Corp                                               6,107                                      431,765
                                                                                 -------------------------------------
                                                                                                            1,596,267
                                                                                 -------------------------------------
Food - Confectionery (0.17%)
Hershey Co/The (a)                                                12,510                                      667,283
WM Wrigley Jr Co - B Shares                                        3,097                                      146,012
WM Wrigley Jr Co                                                  12,387                                      583,056
                                                                                 -------------------------------------
                                                                                                            1,396,351
                                                                                 -------------------------------------
Food - Dairy Products (0.04%)
Dean Foods Co (b)                                                  9,456                                      374,552
                                                                                 -------------------------------------

Food - Meat Products (0.03%)
Tyson Foods Inc                                                   17,588                                      256,785
                                                                                 -------------------------------------

Food - Miscellaneous/Diversified (0.66%)
Campbell Soup Co                                                  12,864                                      413,449
ConAgra Foods Inc                                                 36,247                                      822,082
General Mills Inc                                                 24,863                                    1,226,740
HJ Heinz Co (a)                                                   23,386                                      970,753
Kellogg Co                                                        17,548                                      812,648
McCormick & Co Inc                                                 9,257                                      322,421
Sara Lee Corp                                                     53,062                                      948,218
                                                                                 -------------------------------------
                                                                                                            5,516,311
                                                                                 -------------------------------------
Food - Retail (0.36%)
Albertson's Inc (a)                                               25,744                                      652,096
Kroger Co/The                                                     50,642                                    1,026,007
Safeway Inc                                                       31,391                                      788,856
Whole Foods Market Inc                                             9,698                                      595,263
                                                                                 -------------------------------------
                                                                                                            3,062,222
                                                                                 -------------------------------------
Food - Wholesale & Distribution (0.19%)
Supervalu Inc (a)                                                  9,506                                      275,769
Sysco Corp                                                        43,231                                    1,292,175
                                                                                 -------------------------------------
                                                                                                            1,567,944
                                                                                 -------------------------------------
Forestry (0.20%)
Plum Creek Timber Co Inc (a)                                      12,866                                      467,036
Weyerhaeuser Co                                                   16,980                                    1,196,580
                                                                                 -------------------------------------
                                                                                                            1,663,616
                                                                                 -------------------------------------
Gas - Distribution (0.23%)
KeySpan Corp                                                      12,186                                      492,071
Nicor Inc (a)                                                      3,085                                      122,197
NiSource Inc                                                      19,032                                      401,765
Peoples Energy Corp (a)                                            2,677                                       97,255

Sempra Energy                                                     18,039                                      830,155
                                                                                 -------------------------------------
                                                                                                            1,943,443
                                                                                 -------------------------------------
Gold Mining (0.22%)
Newmont Mining Corp (a)                                           31,188                                    1,820,132
                                                                                 -------------------------------------

Health Care Cost Containment (0.12%)
McKesson Corp                                                     21,369                                    1,038,320
                                                                                 -------------------------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                             19,161                                      525,395
                                                                                 -------------------------------------

Hotels & Motels (0.27%)
Hilton Hotels Corp                                                23,005                                      619,755
Marriott International Inc                                        11,324                                      827,444
Starwood Hotels & Resorts Worldwide Inc (a)                       15,066                                      864,487
                                                                                 -------------------------------------
                                                                                                            2,311,686
                                                                                 -------------------------------------
Human Resources (0.12%)
Monster Worldwide Inc (b)                                          8,826                                      506,613
Robert Half International Inc                                     11,971                                      506,014
                                                                                 -------------------------------------
                                                                                                            1,012,627
                                                                                 -------------------------------------
Identification Systems - Development (0.02%)
Symbol Technologies Inc                                           17,660                                      188,079
                                                                                 -------------------------------------

Independent Power Producer (0.01%)
Dynegy Inc (a)(b)                                                 21,031                                      104,524
                                                                                 -------------------------------------

Industrial Automation & Robots (0.11%)
Rockwell Automation Inc                                           12,372                                      896,475
                                                                                 -------------------------------------

Industrial Gases (0.28%)
Air Products & Chemicals Inc                                      15,540                                    1,064,801
Praxair Inc                                                       22,532                                    1,264,721
                                                                                 -------------------------------------
                                                                                                            2,329,522
                                                                                 -------------------------------------
Instruments - Controls (0.05%)
Thermo Electron Corp (b)                                          11,321                                      436,311
                                                                                 -------------------------------------

Instruments - Scientific (0.18%)
Applera Corp - Applied Biosystems Group                           12,793                                      368,950
Fisher Scientific International Inc (a)(b)                         8,614                                      607,718
PerkinElmer Inc                                                    9,130                                      195,747
Waters Corp (b)                                                    7,296                                      330,655
                                                                                 -------------------------------------
                                                                                                            1,503,070
                                                                                 -------------------------------------
Insurance Brokers (0.25%)
AON Corp                                                          22,474                                      941,885
Marsh & McLennan Cos Inc (a)                                      38,183                                    1,171,073
                                                                                 -------------------------------------
                                                                                                            2,112,958
                                                                                 -------------------------------------
Internet Security (0.19%)
Symantec Corp (b)                                                 72,829                                    1,192,939
VeriSign Inc (a)(b)                                               17,072                                      401,533
                                                                                 -------------------------------------
                                                                                                            1,594,472
                                                                                 -------------------------------------
Investment Management & Advisory
Services (0.49%)
Ameriprise Financial Inc                                          17,496                                      858,004
Federated Investors Inc                                            5,880                                      206,388
Franklin Resources Inc                                            10,653                                      992,007
Janus Capital Group Inc                                           14,993                                      291,764
Legg Mason Inc                                                     8,624                                    1,021,772

T Rowe Price Group Inc (a)                                         9,217                                      775,979
                                                                                 -------------------------------------
                                                                                                            4,145,914
                                                                                 -------------------------------------
Leisure & Recreation Products (0.03%)
Brunswick Corp                                                     6,633                                      260,146
                                                                                 -------------------------------------

Life & Health Insurance (0.87%)
Aflac Inc                                                         34,775                                    1,653,203
Cigna Corp                                                         8,451                                      904,257
Lincoln National Corp                                             20,550                                    1,193,544
Prudential Financial Inc                                          34,553                                    2,699,626
Torchmark Corp (a)                                                 7,230                                      434,595
UnumProvident Corp                                                20,847                                      423,403
                                                                                 -------------------------------------
                                                                                                            7,308,628
                                                                                 -------------------------------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                                        9,617                                      403,722
                                                                                 -------------------------------------

Machinery - Construction & Mining (0.42%)
Caterpillar Inc                                                   46,830                                    3,546,904
                                                                                 -------------------------------------

Machinery - Farm (0.17%)
Deere & Co                                                        16,537                                    1,451,618
                                                                                 -------------------------------------

Medical - Biomedical/Gene (1.02%)
Amgen Inc (b)                                                     81,577                                    5,522,763
Biogen Idec Inc (b)                                               24,020                                    1,077,297
Genzyme Corp (b)                                                  18,135                                    1,109,137
Medimmune Inc (b)                                                 17,832                                      561,173
Millipore Corp (a)(b)                                              3,635                                      268,190
                                                                                 -------------------------------------
                                                                                                            8,538,560
                                                                                 -------------------------------------
Medical - Drugs (4.68%)
Abbott Laboratories                                              107,404                                    4,590,447
Allergan Inc                                                      10,586                                    1,087,394
Bristol-Myers Squibb Co                                          136,753                                    3,470,791
Eli Lilly & Co                                                    78,879                                    4,174,277
Forest Laboratories Inc (b)                                       22,749                                      918,605
King Pharmaceuticals Inc (a)(b)                                   16,898                                      293,856
Merck & Co Inc                                                   152,667                                    5,254,798
Pfizer Inc                                                       513,622                                   13,010,045
Schering-Plough Corp                                             103,275                                    1,995,273
Wyeth                                                             93,824                                    4,566,414
                                                                                 -------------------------------------
                                                                                                           39,361,900
                                                                                 -------------------------------------
Medical - Generic Drugs (0.12%)
Barr Pharmaceuticals Inc (b)                                       7,383                                      447,041
Mylan Laboratories Inc                                            15,260                                      333,278
Watson Pharmaceuticals Inc (b)                                     7,094                                      201,753
                                                                                 -------------------------------------
                                                                                                              982,072
                                                                                 -------------------------------------
Medical - HMO (1.26%)
Aetna Inc                                                         39,586                                    1,524,061
Coventry Health Care Inc (b)                                      11,191                                      555,857
Humana Inc (b)                                                    11,412                                      515,594
UnitedHealth Group Inc                                            94,676                                    4,709,184
WellPoint Inc (b)                                                 46,071                                    3,271,041
                                                                                 -------------------------------------
                                                                                                           10,575,737
                                                                                 -------------------------------------
Medical - Hospitals (0.22%)
HCA Inc                                                           28,476                                    1,249,812
Health Management Associates Inc (a)                              16,798                                      347,886

Tenet Healthcare Corp (a)(b)                                      32,830                                      273,146
                                                                                 -------------------------------------
                                                                                                            1,870,844
                                                                                 -------------------------------------
Medical - Nursing Homes (0.03%)
Manor Care Inc                                                     5,520                                      242,052
                                                                                 -------------------------------------

Medical - Wholesale Drug Distribution (0.31%)
AmerisourceBergen Corp                                            14,591                                      629,602
Cardinal Health Inc                                               29,454                                    1,983,727
                                                                                 -------------------------------------
                                                                                                            2,613,329
                                                                                 -------------------------------------
Medical Information Systems (0.04%)
IMS Health Inc                                                    13,908                                      378,019
                                                                                 -------------------------------------

Medical Instruments (0.85%)
Boston Scientific Corp (a)(b)                                     81,028                                    1,883,099
Medtronic Inc                                                     84,256                                    4,222,910
St Jude Medical Inc (b)                                           25,589                                    1,010,254
                                                                                 -------------------------------------
                                                                                                            7,116,263
                                                                                 -------------------------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)                         8,747                                      499,454
Quest Diagnostics Inc                                             11,356                                      632,870
                                                                                 -------------------------------------
                                                                                                            1,132,324
                                                                                 -------------------------------------
Medical Products (2.09%)
Baxter International Inc                                          45,267                                    1,706,566
Becton Dickinson & Co                                             17,265                                    1,088,386
Biomet Inc                                                        17,279                                      642,433
Johnson & Johnson                                                207,745                                   12,175,934
Stryker Corp                                                      20,397                                      892,369
Zimmer Holdings Inc (b)                                           17,296                                    1,087,918
                                                                                 -------------------------------------
                                                                                                           17,593,606
                                                                                 -------------------------------------
Metal - Aluminum (0.24%)
Alcoa Inc                                                         60,857                                    2,055,749
                                                                                 -------------------------------------

Metal - Copper (0.15%)
Phelps Dodge Corp                                                 14,207                                    1,224,501
                                                                                 -------------------------------------

Metal - Diversified (0.10%)
Freeport-McMoRan Copper & Gold Inc                                12,847                                      829,659
                                                                                 -------------------------------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc (a)                                           19,024                                      967,180
                                                                                 -------------------------------------

Multi-line Insurance (2.80%)
ACE Ltd                                                           22,500                                    1,249,650
Allstate Corp/The                                                 45,023                                    2,543,349
American International Group Inc                                 181,187                                   11,822,452
Cincinnati Financial Corp                                         12,153                                      518,204
Genworth Financial Inc                                            26,300                                      873,160
Hartford Financial Services Group Inc                             21,113                                    1,940,918
Loews Corp                                                         9,472                                    1,005,453
Metlife Inc (a)                                                   52,909                                    2,756,559
XL Capital Ltd                                                    12,176                                      802,276
                                                                                 -------------------------------------
                                                                                                           23,512,021
                                                                                 -------------------------------------
Multimedia (1.91%)
EW Scripps Co                                                      5,938                                      273,623
McGraw-Hill Cos Inc/The                                           25,631                                    1,426,621
Meredith Corp                                                      2,923                                      144,981

News Corp                                                        167,565                                    2,875,415
Time Warner Inc                                                  314,492                                    5,472,161
Viacom Inc (b)                                                    53,943                                    2,148,550
Walt Disney Co (a)                                               134,433                                    3,758,747
                                                                                 -------------------------------------
                                                                                                           16,100,098
                                                                                 -------------------------------------
Networking Products (1.07%)
Cisco Systems Inc (b)                                            429,340                                    8,994,673
                                                                                 -------------------------------------

Non-hazardous Waste Disposal (0.20%)
Allied Waste Industries Inc (a)(b)                                16,856                                      238,681
Waste Management Inc                                              38,553                                    1,444,195
                                                                                 -------------------------------------
                                                                                                            1,682,876
                                                                                 -------------------------------------
Office Automation & Equipment (0.19%)
Pitney Bowes Inc                                                  15,845                                      663,113
Xerox Corp (a)(b)                                                 65,010                                      912,741
                                                                                 -------------------------------------
                                                                                                            1,575,854
                                                                                 -------------------------------------
Office Supplies & Forms (0.06%)
Avery Dennison Corp                                                7,711                                      481,937
                                                                                 -------------------------------------

Oil - Field Services (1.50%)
Baker Hughes Inc                                                  23,892                                    1,931,190
BJ Services Co                                                    22,628                                      860,995
Halliburton Co (a)                                                36,036                                    2,816,213
Schlumberger Ltd                                                  82,490                                    5,703,359
Weatherford International Ltd (b)                                 24,348                                    1,288,740
                                                                                 -------------------------------------
                                                                                                           12,600,497
                                                                                 -------------------------------------
Oil - US Royalty Trusts (0.00%)
Hugoton Royalty Trust                                              1,511                                       41,780
                                                                                 -------------------------------------

Oil & Gas Drilling (0.45%)
Nabors Industries Ltd (b)                                         22,060                                      823,500
Noble Corp (a)                                                     9,574                                      755,771
Rowan Cos Inc                                                      7,630                                      338,238
Transocean Inc (a)(b)                                             22,754                                    1,844,667
                                                                                 -------------------------------------
                                                                                                            3,762,176
                                                                                 -------------------------------------
Oil Company - Exploration & Production (1.15%)
Anadarko Petroleum Corp                                           16,086                                    1,686,134
Apache Corp                                                       23,057                                    1,638,200
Chesapeake Energy Corp (a)                                        26,081                                      826,246
Devon Energy Corp                                                 30,844                                    1,854,033
EOG Resources Inc                                                 16,931                                    1,189,064
Kerr-McGee Corp                                                    8,097                                      808,566
Murphy Oil Corp                                                   11,526                                      578,375
XTO Energy Inc                                                    25,353                                    1,073,700
                                                                                 -------------------------------------
                                                                                                            9,654,318
                                                                                 -------------------------------------
Oil Company - Integrated (5.95%)
Amerada Hess Corp (a)                                              5,587                                      800,450
Chevron Corp                                                     155,397                                    9,482,325
ConocoPhillips                                                   115,156                                    7,703,936
Exxon Mobil Corp                                                 426,253                                   26,888,039
Marathon Oil Corp                                                 25,605                                    2,032,013
Occidental Petroleum Corp                                         30,070                                    3,089,392
                                                                                 -------------------------------------
                                                                                                           49,996,155
                                                                                 -------------------------------------
Oil Field Machinery & Equipment (0.10%)
National Oilwell Varco Inc (a)(b)                                 12,196                                      841,158
                                                                                 -------------------------------------


Oil Refining & Marketing (0.42%)
Sunoco Inc                                                         9,296                                      753,348
Valero Energy Corp                                                43,407                                    2,810,169
                                                                                 -------------------------------------
                                                                                                            3,563,517
                                                                                 -------------------------------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                                              3,753                                      183,709
                                                                                 -------------------------------------

Paper & Related Products (0.26%)
International Paper Co (a)                                        34,386                                    1,249,931
Louisiana-Pacific Corp                                             7,402                                      204,147
MeadWestvaco Corp                                                 12,667                                      361,136
Temple-Inland Inc                                                  7,738                                      359,353
                                                                                 -------------------------------------
                                                                                                            2,174,567
                                                                                 -------------------------------------
Pharmacy Services (0.40%)
Caremark Rx Inc                                                   31,317                                    1,426,489
Express Scripts Inc (b)                                           10,217                                      798,357
Medco Health Solutions Inc (b)                                    21,249                                    1,131,084
                                                                                 -------------------------------------
                                                                                                            3,355,930
                                                                                 -------------------------------------
Photo Equipment & Supplies (0.06%)
Eastman Kodak Co (a)                                              20,049                                      540,521
                                                                                 -------------------------------------

Pipelines (0.26%)
El Paso Corp (a)                                                  46,017                                      594,080
Kinder Morgan Inc                                                  7,346                                      646,595
Williams Cos Inc (a)                                              41,510                                      910,314
                                                                                 -------------------------------------
                                                                                                            2,150,989
                                                                                 -------------------------------------
Power Converter & Supply Equipment (0.03%)
American Power Conversion Corp                                    11,998                                      266,836
                                                                                 -------------------------------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                            15,075                                      507,877
                                                                                 -------------------------------------

Property & Casualty Insurance (0.66%)
Chubb Corp                                                        27,910                                    1,438,481
Progressive Corp/The (a)                                          13,731                                    1,490,226
Safeco Corp                                                        8,605                                      446,600
St Paul Travelers Cos Inc/The                                     48,578                                    2,138,889
                                                                                 -------------------------------------
                                                                                                            5,514,196
                                                                                 -------------------------------------
Publicly Traded Investment Fund (0.18%)
iShares S&P 500 Index Fund/US (a)                                 11,610                                    1,526,715
                                                                                 -------------------------------------

Publishing - Newspapers (0.25%)
Dow Jones & Co Inc                                                 4,121                                      152,353
Gannett Co Inc                                                    16,619                                      914,045
Knight Ridder Inc                                                  4,677                                      289,974
New York Times Co (a)                                             10,135                                      251,247
Tribune Co (a)                                                    18,276                                      526,897
                                                                                 -------------------------------------
                                                                                                            2,134,516
                                                                                 -------------------------------------
Quarrying (0.07%)
Vulcan Materials Co                                                7,008                                      595,400
                                                                                 -------------------------------------

Regional Banks (5.18%)
Bank of America Corp                                             324,227                                   16,185,412
Comerica Inc                                                      11,363                                      646,214
Fifth Third Bancorp (a)                                           38,785                                    1,567,690
Huntington Bancshares Inc/OH                                      17,363                                      419,316

Keycorp                                                           28,282                                    1,080,938
National City Corp                                                38,211                                    1,409,986
PNC Financial Services Group Inc                                  20,399                                    1,457,916
SunTrust Banks Inc                                                25,882                                    2,001,455
US Bancorp                                                       125,711                                    3,952,354
Wachovia Corp                                                    113,262                                    6,778,731
Wells Fargo & Co                                                 116,986                                    8,035,768
                                                                                 -------------------------------------
                                                                                                           43,535,780
                                                                                 -------------------------------------
REITS - Apartments (0.23%)
Apartment Investment & Management Co                               6,741                                      301,255
Archstone-Smith Trust                                             14,890                                      727,823
Equity Residential                                                20,273                                      909,650
                                                                                 -------------------------------------
                                                                                                            1,938,728
                                                                                 -------------------------------------
REITS - Diversified (0.09%)
Vornado Realty Trust (a)                                           8,283                                      792,186
                                                                                 -------------------------------------

REITS - Office Property (0.17%)
Boston Properties Inc                                              6,251                                      551,776
Equity Office Properties Trust                                    25,887                                      836,150
                                                                                 -------------------------------------
                                                                                                            1,387,926
                                                                                 -------------------------------------
REITS - Regional Malls (0.12%)
Simon Property Group Inc (a)                                      12,769                                    1,045,526
                                                                                 -------------------------------------

REITS - Shopping Centers (0.07%)
Kimco Realty Corp                                                 14,813                                      550,007
                                                                                 -------------------------------------

REITS - Storage (0.05%)
Public Storage Inc (a)                                             5,772                                      443,751
                                                                                 -------------------------------------

REITS - Warehouse & Industrial (0.10%)
Prologis                                                          16,997                                      853,589
                                                                                 -------------------------------------

Retail - Apparel & Shoe (0.23%)
Gap Inc/The                                                       40,065                                      724,776
Ltd Brands                                                        24,308                                      623,257
Nordstrom Inc                                                     15,260                                      584,916
                                                                                 -------------------------------------
                                                                                                            1,932,949
                                                                                 -------------------------------------
Retail - Auto Parts (0.04%)
Autozone Inc (a)(b)                                                3,856                                      360,960
                                                                                 -------------------------------------

Retail - Automobile (0.03%)
Autonation Inc (a)(b)                                             10,223                                      230,222
                                                                                 -------------------------------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                                         19,577                                      750,778
                                                                                 -------------------------------------

Retail - Building Products (1.11%)
Home Depot Inc                                                   148,286                                    5,921,060
Lowe's Cos Inc                                                    54,582                                    3,441,395
                                                                                 -------------------------------------
                                                                                                            9,362,455
                                                                                 -------------------------------------
Retail - Consumer Electronics (0.25%)
Best Buy Co Inc (a)                                               28,385                                    1,608,294
Circuit City Stores Inc                                           10,628                                      305,555
RadioShack Corp (a)                                                9,398                                      159,766
                                                                                 -------------------------------------
                                                                                                            2,073,615
                                                                                 -------------------------------------

Retail - Discount (1.72%)
Big Lots Inc (a)(b)                                                7,954                                      114,935
Costco Wholesale Corp                                             33,029                                    1,797,769
Dollar General Corp                                               22,102                                      385,901
Family Dollar Stores Inc (a)                                      10,839                                      270,975
Target Corp                                                       61,371                                    3,258,800
TJX Cos Inc                                                       32,158                                      775,973
Wal-Mart Stores Inc                                              174,380                                    7,852,331
                                                                                 -------------------------------------
                                                                                                           14,456,684
                                                                                 -------------------------------------
Retail - Drug Store (0.55%)
CVS Corp                                                          57,059                                    1,695,793
Walgreen Co                                                       70,649                                    2,962,313
                                                                                 -------------------------------------
                                                                                                            4,658,106
                                                                                 -------------------------------------
Retail - Jewelry (0.04%)
Tiffany & Co                                                       9,929                                      346,423
                                                                                 -------------------------------------

Retail - Major Department Store (0.25%)
JC Penney Co Inc                                                  16,212                                    1,061,238
Sears Holdings Corp (a)(b)                                         6,967                                    1,001,088
                                                                                 -------------------------------------
                                                                                                            2,062,326
                                                                                 -------------------------------------
Retail - Office Supplies (0.28%)
Office Depot Inc (b)                                              20,641                                      837,612
OfficeMax Inc                                                      4,946                                      191,410
Staples Inc                                                       50,866                                    1,343,371
                                                                                 -------------------------------------
                                                                                                            2,372,393
                                                                                 -------------------------------------
Retail - Regional Department Store (0.35%)
Dillard's Inc (a)                                                  4,300                                      112,144
Federated Department Stores Inc                                   19,002                                    1,479,306
Kohl's Corp (a)(b)                                                24,065                                    1,343,789
                                                                                 -------------------------------------
                                                                                                            2,935,239
                                                                                 -------------------------------------
Retail - Restaurants (0.82%)
Darden Restaurants Inc                                             9,181                                      363,568
McDonald's Corp                                                   87,720                                    3,032,480
Starbucks Corp (b)                                                53,287                                    1,986,007
Wendy's International Inc                                          7,980                                      493,004
Yum! Brands Inc                                                   19,254                                      995,047
                                                                                 -------------------------------------
                                                                                                            6,870,106
                                                                                 -------------------------------------
Rubber - Tires (0.03%)
Cooper Tire & Rubber Co                                            4,281                                       54,369
Goodyear Tire & Rubber Co/The (a)(b)                              12,354                                      172,956
                                                                                 -------------------------------------
                                                                                                              227,325
                                                                                 -------------------------------------
Savings & Loans - Thrifts (0.59%)
Golden West Financial Corp (a)                                    17,874                                    1,284,605
Sovereign Bancorp Inc                                             24,931                                      552,720
Washington Mutual Inc                                             69,216                                    3,118,873
                                                                                 -------------------------------------
                                                                                                            4,956,198
                                                                                 -------------------------------------
Schools (0.06%)
Apollo Group Inc (a)(b)                                            9,815                                      536,292
                                                                                 -------------------------------------

Semiconductor Component - Integrated
Circuits (0.30%)
Analog Devices Inc                                                25,558                                      969,159
Linear Technology Corp                                            21,339                                      757,535
Maxim Integrated Products Inc                                     22,380                                      789,119
                                                                                 -------------------------------------
                                                                                                            2,515,813
                                                                                 -------------------------------------
Semiconductor Equipment (0.37%)
Applied Materials Inc                                            110,751                                    1,987,980

Kla-Tencor Corp (a)                                               13,928                                      670,773
Novellus Systems Inc (b)                                           9,310                                      229,957
Teradyne Inc (a)(b)                                               13,828                                      233,140
                                                                                 -------------------------------------
                                                                                                            3,121,850
                                                                                 -------------------------------------
Steel - Producers (0.20%)
Nucor Corp                                                        10,848                                    1,180,479
United States Steel Corp (a)                                       7,597                                      520,395
                                                                                 -------------------------------------
                                                                                                            1,700,874
                                                                                 -------------------------------------
Steel - Specialty (0.05%)
Allegheny Technologies Inc (a)                                     6,035                                      418,467
                                                                                 -------------------------------------

Telecommunication Equipment (0.28%)
ADC Telecommunications Inc (a)(b)                                  8,174                                      183,016
Andrew Corp (a)(b)                                                11,123                                      117,681
Avaya Inc (b)                                                     29,111                                      349,332
Comverse Technology Inc (a)(b)                                    14,101                                      319,388
Lucent Technologies Inc (a)(b)                                   311,972                                      870,402
Tellabs Inc (b)                                                   31,440                                      498,324
                                                                                 -------------------------------------
                                                                                                            2,338,143
                                                                                 -------------------------------------
Telecommunication Equipment - Fiber
Optics (0.42%)
Ciena Corp (a)(b)                                                 40,651                                      166,263
Corning Inc (b)                                                  107,917                                    2,981,747
JDS Uniphase Corp (b)                                            117,009                                      408,361
                                                                                 -------------------------------------
                                                                                                            3,556,371
                                                                                 -------------------------------------
Telephone - Integrated (3.13%)
Alltel Corp                                                       27,083                                    1,743,333
AT&T Inc                                                         270,827                                    7,098,376
BellSouth Corp                                                   125,497                                    4,239,288
CenturyTel Inc (a)                                                 8,033                                      302,844
Citizens Communications Co                                        22,928                                      304,484
Qwest Communications International Inc (a)(b)                    108,286                                      726,599
Sprint Nextel Corp                                               207,130                                    5,136,824
Verizon Communications Inc                                       204,307                                    6,748,260
                                                                                 -------------------------------------
                                                                                                           26,300,008
                                                                                 -------------------------------------
Television (0.23%)
CBS Corp                                                          53,939                                    1,373,826
Univision Communications Inc (b)                                  15,608                                      557,050
                                                                                 -------------------------------------
                                                                                                            1,930,876
                                                                                 -------------------------------------
Therapeutics (0.22%)
Gilead Sciences Inc (b)                                           32,270                                    1,855,525
                                                                                 -------------------------------------

Tobacco (1.41%)
Altria Group Inc (a)                                             145,680                                   10,657,949
Reynolds American Inc (a)                                          5,971                                      654,720
UST Inc (a)                                                       11,418                                      501,593
                                                                                 -------------------------------------
                                                                                                           11,814,262
                                                                                 -------------------------------------
Tools - Hand Held (0.11%)
Black & Decker Corp (a)                                            5,402                                      505,681
Snap-On Inc (a)                                                    4,070                                      168,905
Stanley Works/The (a)                                              5,057                                      264,228
                                                                                 -------------------------------------
                                                                                                              938,814
                                                                                 -------------------------------------
Toys (0.08%)
Hasbro Inc                                                        12,424                                      244,877
Mattel Inc                                                        27,136                                      439,061
                                                                                 -------------------------------------
                                                                                                              683,938
                                                                                 -------------------------------------

Transport - Rail (0.76%)
Burlington Northern Santa Fe Corp                                 26,035                                    2,070,564
CSX Corp                                                          15,317                                    1,049,061
Norfolk Southern Corp                                             28,776                                    1,553,904
Union Pacific Corp (a)                                            18,494                                    1,686,838
                                                                                 -------------------------------------
                                                                                                            6,360,367
                                                                                 -------------------------------------
Transport - Services (1.05%)
FedEx Corp                                                        21,212                                    2,442,138
Ryder System Inc                                                   4,246                                      221,429
United Parcel Service Inc (a)                                     76,236                                    6,180,452
                                                                                 -------------------------------------
                                                                                                            8,844,019
                                                                                 -------------------------------------
Travel Services (0.03%)
Sabre Holdings Corp (a)                                            9,204                                      212,520
                                                                                 -------------------------------------

Web Portals (1.04%)
Google Inc (b)                                                    13,999                                    5,850,742
Yahoo! Inc (a)(b)                                                 88,086                                    2,887,459
                                                                                 -------------------------------------
                                                                                                            8,738,201
                                                                                 -------------------------------------
Wireless Equipment (1.15%)
Motorola Inc                                                     174,486                                    3,725,276
Qualcomm Inc                                                     115,617                                    5,935,777
                                                                                 -------------------------------------
                                                                                                            9,661,053
                                                                                 -------------------------------------
TOTAL COMMON STOCKS                                                           $                           830,356,930
                                                                                 -------------------------------------
                                                   Principal
                                                    Amount                                      Value
                                                ------------------------- ------ -------------------------------------
SHORT TERM INVESTMENTS (1.05%)
Commercial Paper (1.05%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                         8,795,265                                    8,795,265
                                                                                 -------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                  $                             8,795,265
                                                                                 -------------------------------------
MONEY MARKET FUNDS (9.93%)
BNY Institutional Cash Reserve Fund (d)                       83,511,000                                   83,511,000
                                                                                 -------------------------------------
TOTAL MONEY MARKET FUNDS                                                      $                            83,511,000
                                                                                 -------------------------------------
Total Investments                                                             $                           922,663,195
Liabilities in Excess of Other Assets,
Net - (9.74)%                                                                                             (81,911,273)
                                                                                 -------------------------------------
TOTAL NET ASSETS - 100.00%                                                    $                           840,751,922
                                                                                 =====================================
                                                                                 -------------------------------------

                                                                                 =====================================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $5,188,500 or 0.62% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $       160,097,823
Unrealized Depreciation                                (45,366,191)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)              114,731,632
Cost for federal income tax purposes                    807,931,563


                          SCHEDULE OF FUTURES CONTRACTS
                                                   Current   Unrealized
                     Number of    Original          Market  Appreciation/
Type                 Contracts      Value            Value (Depreciation)
-------------------- --------------------------------------------
Buy:
S&P 500; June 2006       27         $8,829,249  $8,882,325   $53,076

Portfolio Summary (unaudited)
------------------------------- -----------------
Sector                                   Percent
------------------------------- -----------------
Financial                                 31.20%
Consumer, Non-cyclical                    19.94%
Industrial                                11.55%
Communications                            10.93%
Technology                                10.66%
Energy                                     9.82%
Consumer, Cyclical                         8.23%
Utilities                                  3.12%
Basic Materials                            3.06%
Government                                 1.05%
Funds                                      0.18%
Liabilities in Excess of                (-9.74%)
Other Assets, Net
                                   --------------
TOTAL NET ASSETS                         100.00%
                                   ==============

Other Assets Summary (unaudited)
------------------------------- -------------
Asset Type                           Percent
------------------------------- -------------
Futures                                1.06%


Schedule of Investments
April 30, 2006 (unaudited)
LargeCap Value Fund
                                                        Shares
                                                         Held                                       Value
                                                    ------------------------- ------ -------------------------------------
COMMON STOCKS (97.86%)
Advertising Agencies (0.18%)
Omnicom Group Inc (a)                                                 13,330      $                             1,199,833
                                                                                     -------------------------------------

Aerospace & Defense (1.48%)
General Dynamics Corp                                                 68,070                                    4,466,754
Lockheed Martin Corp                                                  27,620                                    2,096,358
Raytheon Co                                                           70,060                                    3,101,556
                                                                                     -------------------------------------
                                                                                                                9,664,668
                                                                                     -------------------------------------
Agricultural Operations (0.16%)
Archer-Daniels-Midland Co                                             29,210                                    1,061,491
                                                                                     -------------------------------------

Auto/Truck Parts & Equipment - Original (0.57%)
Johnson Controls Inc                                                  31,440                                    2,563,932
TRW Automotive Holdings Corp (b)                                      52,920                                    1,173,766
                                                                                     -------------------------------------
                                                                                                                3,737,698
                                                                                     -------------------------------------
Batteries & Battery Systems (0.25%)
Energizer Holdings Inc (b)                                            32,030                                    1,638,335
                                                                                     -------------------------------------

Beverages - Non-alcoholic (1.01%)
Coca-Cola Co/The                                                     128,750                                    5,402,350
PepsiCo Inc                                                           20,924                                    1,218,614
                                                                                     -------------------------------------
                                                                                                                6,620,964
                                                                                     -------------------------------------
Building - Residential & Commercial (0.46%)
DR Horton Inc                                                         39,136                                    1,174,863
Pulte Homes Inc                                                       49,150                                    1,835,752
                                                                                     -------------------------------------
                                                                                                                3,010,615
                                                                                     -------------------------------------
Building & Construction Products -
Miscellaneous (0.29%)
USG Corp (a)(b)                                                       17,940                                    1,919,042
                                                                                     -------------------------------------

Building Products - Cement & Aggregate (0.49%)
Florida Rock Industries Inc                                           22,080                                    1,377,130
Martin Marietta Materials Inc (a)                                     17,120                                    1,817,459
                                                                                     -------------------------------------
                                                                                                                3,194,589
                                                                                     -------------------------------------
Cable TV (0.22%)
DIRECTV Group Inc/The (b)                                             84,560                                    1,444,285
                                                                                     -------------------------------------

Chemicals - Diversified (0.84%)
Celanese Corp (a)                                                     66,810                                    1,466,480
FMC Corp                                                              33,370                                    2,120,997
Rohm & Haas Co                                                        37,480                                    1,896,488
                                                                                     -------------------------------------
                                                                                                                5,483,965

                                                                                     -------------------------------------
Coatings & Paint (0.24%)
Valspar Corp (a)                                                      54,980                                    1,555,934
                                                                                     -------------------------------------

Commercial Banks (1.82%)
AmSouth Bancorp (a)                                                   99,000                                    2,865,060
Bank of Hawaii Corp (a)                                               39,950                                    2,169,684
Colonial BancGroup Inc/The                                            65,400                                    1,695,822
Compass Bancshares Inc (a)                                            36,850                                    2,025,276
Mercantile Bankshares Corp                                            44,450                                    1,670,431

Sky Financial Group Inc (a)                                           56,560                                    1,462,076
                                                                                     -------------------------------------
                                                                                                               11,888,349
                                                                                     -------------------------------------
Commercial Services - Finance (0.31%)
Equifax Inc                                                           51,780                                    1,995,601
                                                                                     -------------------------------------

Computer Aided Design (0.21%)
Autodesk Inc (b)                                                      32,170                                    1,352,427
                                                                                     -------------------------------------

Computers (2.11%)
Hewlett-Packard Co                                                   331,010                                   10,747,895
International Business Machines Corp                                  36,730                                    3,024,348
                                                                                     -------------------------------------
                                                                                                               13,772,243
                                                                                     -------------------------------------
Computers  -Memory Devices (0.21%)
SanDisk Corp (a)(b)                                                   21,980                                    1,402,983
                                                                                     -------------------------------------

Consumer Products - Miscellaneous (0.20%)
Scotts Miracle-Gro Co/The (a)                                         30,070                                    1,330,898
                                                                                     -------------------------------------

Containers - Paper & Plastic (0.48%)
Pactiv Corp (b)                                                       65,880                                    1,603,519
Sonoco Products Co                                                    48,860                                    1,530,295
                                                                                     -------------------------------------
                                                                                                                3,133,814
                                                                                     -------------------------------------
Cosmetics & Toiletries (0.36%)
Colgate-Palmolive Co                                                  40,040                                    2,367,165
                                                                                     -------------------------------------

Data Processing & Management (0.15%)
Fair Isaac Corp                                                       26,540                                      984,899
                                                                                     -------------------------------------

Direct Marketing (0.19%)
Harte-Hanks Inc                                                       46,610                                    1,272,453
                                                                                     -------------------------------------

Diversified Manufacturing Operations (2.39%)
General Electric Co                                                  256,660                                    8,877,869
Illinois Tool Works Inc                                               14,580                                    1,497,366
Ingersoll-Rand Co Ltd                                                 32,830                                    1,436,313
ITT Industries Inc                                                    36,080                                    2,028,778
Parker Hannifin Corp                                                  21,840                                    1,770,132
                                                                                     -------------------------------------
                                                                                                               15,610,458
                                                                                     -------------------------------------
Electric - Integrated (4.94%)
Allegheny Energy Inc (b)                                              69,210                                    2,465,952
Alliant Energy Corp                                                   52,180                                    1,667,673
Duke Energy Corp                                                     207,207                                    6,033,874
Exelon Corp                                                           96,460                                    5,208,840
FirstEnergy Corp                                                      78,730                                    3,992,398
FPL Group Inc (a)                                                     89,000                                    3,524,400
MDU Resources Group Inc                                               47,160                                    1,733,130
OGE Energy Corp                                                       52,180                                    1,573,749
PG&E Corp (a)                                                         64,530                                    2,570,875
PPL Corp                                                              78,730                                    2,286,319
TXU Corp                                                              25,204                                    1,250,875
                                                                                     -------------------------------------
                                                                                                               32,308,085
                                                                                     -------------------------------------
Electronic Components - Semiconductors (0.50%)
Freescale Semiconductor Inc - B Shares (b)                           103,790                                    3,287,029
                                                                                     -------------------------------------


Electronic Parts Distribution (0.26%)
Arrow Electronics Inc (b)                                             46,150                                    1,670,630
                                                                                     -------------------------------------

Electronics - Military (0.25%)
L-3 Communications Holdings Inc                                       20,340                                    1,661,778
                                                                                     -------------------------------------

Enterprise Software & Services (0.20%)
Sybase Inc (a)(b)                                                     58,850                                    1,281,165
                                                                                     -------------------------------------

Fiduciary Banks (0.36%)
Wilmington Trust Corp                                                 52,640                                    2,331,952
                                                                                     -------------------------------------

Finance - Commercial (0.37%)
CIT Group Inc                                                         44,430                                    2,399,664
                                                                                     -------------------------------------

Finance - Investment Banker & Broker (11.50%)
Bear Stearns Cos Inc/The                                              31,370                                    4,470,539
Citigroup Inc                                                        536,884                                   26,817,356
Goldman Sachs Group Inc                                               44,430                                    7,121,685
JPMorgan Chase & Co                                                  288,638                                   13,098,392
Lehman Brothers Holdings Inc                                          44,946                                    6,793,588
Merrill Lynch & Co Inc                                               115,990                                    8,845,397
Morgan Stanley                                                       125,090                                    8,043,287
                                                                                     -------------------------------------
                                                                                                               75,190,244
                                                                                     -------------------------------------
Finance - Mortgage Loan/Banker (1.57%)
Fannie Mae                                                           121,520                                    6,148,912
Freddie Mac (a)                                                       24,390                                    1,489,254
IndyMac Bancorp Inc (a)                                               54,470                                    2,631,990
                                                                                     -------------------------------------
                                                                                                               10,270,156
                                                                                     -------------------------------------
Financial Guarantee Insurance (0.67%)
MGIC Investment Corp                                                  27,180                                    1,921,626
Radian Group Inc                                                      39,170                                    2,456,742
                                                                                     -------------------------------------
                                                                                                                4,378,368
                                                                                     -------------------------------------
Food - Miscellaneous/Diversified (0.97%)
Campbell Soup Co                                                      50,130                                    1,611,178
General Mills Inc                                                     58,490                                    2,885,897
Kellogg Co                                                            40,240                                    1,863,514
                                                                                     -------------------------------------
                                                                                                                6,360,589
                                                                                     -------------------------------------
Food - Retail (0.40%)
Kroger Co/The                                                        129,460                                    2,622,860
                                                                                     -------------------------------------

Food - Wholesale & Distribution (0.23%)
Supervalu Inc (a)                                                     51,400                                    1,491,114
                                                                                     -------------------------------------

Gas - Distribution (0.91%)
AGL Resources Inc                                                     43,270                                    1,530,893
Energen Corp                                                          55,100                                    1,943,377
Sempra Energy                                                         54,050                                    2,487,381
                                                                                     -------------------------------------
                                                                                                                5,961,651
                                                                                     -------------------------------------
Home Decoration Products (0.31%)
Newell Rubbermaid Inc                                                 74,690                                    2,048,000
                                                                                     -------------------------------------

Instruments - Controls (0.22%)
Mettler Toledo International Inc (b)                                  21,670                                    1,404,216
                                                                                     -------------------------------------


Insurance Brokers (0.40%)
AON Corp                                                              62,260                                    2,609,317
                                                                                     -------------------------------------

Internet Security (0.26%)
Checkfree Corp (a)(b)                                                 31,530                                    1,698,521
                                                                                     -------------------------------------

Investment Companies (0.31%)
American Capital Strategies Ltd (a)                                   58,490                                    2,036,622
                                                                                     -------------------------------------

Life & Health Insurance (2.05%)
AmerUs Group Co                                                       25,200                                    1,477,980
Cigna Corp                                                            26,350                                    2,819,450
Lincoln National Corp                                                 51,770                                    3,006,801
Prudential Financial Inc                                              78,330                                    6,119,923
                                                                                     -------------------------------------
                                                                                                               13,424,154
                                                                                     -------------------------------------
Medical - Biomedical/Gene (0.15%)
Genzyme Corp (b)                                                      16,080                                      983,453
                                                                                     -------------------------------------

Medical - Drugs (5.01%)
Abbott Laboratories                                                   47,800                                    2,042,972
King Pharmaceuticals Inc (a)(b)                                       88,060                                    1,531,363
Merck & Co Inc                                                       205,460                                    7,071,933
Pfizer Inc (c)                                                       670,060                                   16,972,620
Wyeth                                                                106,140                                    5,165,834
                                                                                     -------------------------------------
                                                                                                               32,784,722
                                                                                     -------------------------------------
Medical - HMO (0.74%)
Aetna Inc                                                             43,230                                    1,664,355
WellPoint Inc (b)                                                     44,500                                    3,159,500
                                                                                     -------------------------------------
                                                                                                                4,823,855
                                                                                     -------------------------------------
Metal - Copper (0.35%)
Phelps Dodge Corp                                                     26,420                                    2,277,140
                                                                                     -------------------------------------

Metal - Diversified (0.24%)
Freeport-McMoRan Copper & Gold Inc                                    24,720                                    1,596,418
                                                                                     -------------------------------------

Metal Processors & Fabrication (0.53%)
Commercial Metals Co                                                  29,560                                    1,608,064
Precision Castparts Corp                                              29,730                                    1,872,395
                                                                                     -------------------------------------
                                                                                                                3,480,459
                                                                                     -------------------------------------
Multi-line Insurance (3.89%)
American Financial Group Inc/OH (a)                                   36,830                                    1,630,832
American International Group Inc                                     124,750                                    8,139,938
Assurant Inc (a)                                                      54,030                                    2,602,625
Genworth Financial Inc                                                57,230                                    1,900,036
Hartford Financial Services Group Inc                                 56,600                                    5,203,238
HCC Insurance Holdings Inc (a)                                        42,460                                    1,421,985
Metlife Inc (a)                                                       86,680                                    4,516,028
                                                                                     -------------------------------------
                                                                                                               25,414,682
                                                                                     -------------------------------------
Multimedia (2.80%)
McGraw-Hill Cos Inc/The                                               33,190                                    1,847,355
News Corp                                                            209,300                                    3,591,588
Time Warner Inc                                                      505,380                                    8,793,612
Walt Disney Co (a)                                                   145,700                                    4,073,772
                                                                                     -------------------------------------
                                                                                                               18,306,327
                                                                                     -------------------------------------

Office Supplies & Forms (0.23%)
Avery Dennison Corp (a)                                               24,000                                    1,500,000
                                                                                     -------------------------------------

Oil - Field Services (0.42%)
Halliburton Co (a)                                                    15,520                                    1,212,888
Tidewater Inc                                                         25,720                                    1,497,933
                                                                                     -------------------------------------
                                                                                                                2,710,821
                                                                                     -------------------------------------
Oil & Gas Drilling (0.79%)
ENSCO International Inc (a)                                           34,100                                    1,824,009
Helmerich & Payne Inc                                                 25,360                                    1,844,687
Rowan Cos Inc                                                         33,040                                    1,464,663
                                                                                     -------------------------------------
                                                                                                                5,133,359
                                                                                     -------------------------------------
Oil Company - Exploration & Production (0.57%)
Devon Energy Corp                                                     61,590                                    3,702,175
                                                                                     -------------------------------------

Oil Company - Integrated (11.63%)
Chevron Corp                                                         186,264                                   11,365,829
ConocoPhillips                                                       172,529                                   11,542,190
Exxon Mobil Corp (c)                                                 649,582                                   40,975,633
Marathon Oil Corp                                                     66,690                                    5,292,518
Occidental Petroleum Corp                                             67,002                                    6,883,786
                                                                                     -------------------------------------
                                                                                                               76,059,956
                                                                                     -------------------------------------
Oil Field Machinery & Equipment (0.21%)
Cooper Cameron Corp (b)                                               27,190                                    1,366,026
                                                                                     -------------------------------------

Paper & Related Products (0.28%)
Temple-Inland Inc                                                     39,710                                    1,844,132
                                                                                     -------------------------------------

Pharmacy Services (0.21%)
Caremark Rx Inc                                                       30,730                                    1,399,752
                                                                                     -------------------------------------

Pipelines (0.40%)
Questar Corp                                                          32,786                                    2,624,519
                                                                                     -------------------------------------

Printing - Commercial (0.31%)
RR Donnelley & Sons Co                                                60,670                                    2,043,972
                                                                                     -------------------------------------

Property & Casualty Insurance (1.49%)
Chubb Corp                                                            90,660                                    4,672,617
First American Corp                                                   33,050                                    1,407,930
Safeco Corp                                                           35,320                                    1,833,108
WR Berkley Corp                                                       49,222                                    1,841,887
                                                                                     -------------------------------------
                                                                                                                9,755,542

                                                                                     -------------------------------------
Quarrying (0.23%)
Vulcan Materials Co                                                   17,500                                    1,486,800
                                                                                     -------------------------------------

Regional Banks (8.42%)
Bank of America Corp                                                 472,526                                   23,588,498
Keycorp                                                               91,770                                    3,507,449
PNC Financial Services Group Inc                                      66,800                                    4,774,196
US Bancorp                                                           231,330                                    7,273,015
Wachovia Corp                                                        133,147                                    7,968,848
Wells Fargo & Co                                                     115,440                                    7,929,574
                                                                                     -------------------------------------
                                                                                                               55,041,580
                                                                                     -------------------------------------
REITS - Apartments (1.06%)
Archstone-Smith Trust                                                 64,540                                    3,154,715

AvalonBay Communities Inc (a)                                         20,000                                    2,154,000
Essex Property Trust Inc (a)                                          14,710                                    1,604,861
                                                                                     -------------------------------------
                                                                                                                6,913,576
                                                                                     -------------------------------------
REITS - Office Property (0.34%)
Boston Properties Inc (a)                                             25,200                                    2,224,404
                                                                                     -------------------------------------

REITS - Regional Malls (0.72%)
CBL & Associates Properties Inc                                       46,860                                    1,873,931
Simon Property Group Inc                                              34,620                                    2,834,686
                                                                                     -------------------------------------
                                                                                                                4,708,617
                                                                                     -------------------------------------
REITS - Shopping Centers (1.09%)
Federal Realty Invs Trust                                             22,170                                    1,512,659
Kimco Realty Corp                                                     55,100                                    2,045,863
Pan Pacific Retail Properties Inc                                     31,000                                    2,065,840
Weingarten Realty Investors (a)                                       37,900                                    1,493,639
                                                                                     -------------------------------------
                                                                                                                7,118,001
                                                                                     -------------------------------------
Retail - Apparel & Shoe (0.65%)
AnnTaylor Stores Corp (b)                                             37,610                                    1,403,981
Claire's Stores Inc                                                   41,160                                    1,449,655
Nordstrom Inc                                                         36,600                                    1,402,878
                                                                                     -------------------------------------
                                                                                                                4,256,514
                                                                                     -------------------------------------
Retail - Consumer Electronics (0.27%)
Circuit City Stores Inc                                               61,510                                    1,768,413
                                                                                     -------------------------------------

Retail - Major Department Store (0.38%)
JC Penney Co Inc                                                      37,920                                    2,482,243
                                                                                     -------------------------------------

Retail - Office Supplies (0.40%)
Office Depot Inc (b)                                                  63,760                                    2,587,381
                                                                                     -------------------------------------

Retail - Restaurants (1.48%)
Darden Restaurants Inc                                                45,830                                    1,814,868
McDonald's Corp                                                      188,440                                    6,514,371
Panera Bread Co (a)(b)                                                17,870                                    1,325,596
                                                                                     -------------------------------------
                                                                                                                9,654,835
                                                                                     -------------------------------------
Savings & Loans - Thrifts (0.71%)
Golden West Financial Corp (a)                                        49,820                                    3,580,563
Washington Mutual Inc                                                 23,050                                    1,038,633
                                                                                     -------------------------------------
                                                                                                                4,619,196
                                                                                     -------------------------------------
Steel - Producers (0.55%)
Nucor Corp                                                            32,750                                    3,563,855
                                                                                     -------------------------------------

Telecommunication Equipment (0.21%)
Harris Corp (a)                                                       29,600                                    1,378,472
                                                                                     -------------------------------------

Telephone - Integrated (5.47%)
AT&T Inc                                                             363,723                                    9,533,180
BellSouth Corp                                                       233,530                                    7,888,643
CenturyTel Inc (a)                                                    49,340                                    1,860,118
Qwest Communications International Inc (a)(b)                        357,420                                    2,398,288
Sprint Nextel Corp                                                   146,330                                    3,628,984
Verizon Communications Inc                                           316,623                                   10,458,058
                                                                                     -------------------------------------
                                                                                                               35,767,271
                                                                                     -------------------------------------
Therapeutics (0.22%)
Gilead Sciences Inc (b)                                               25,520                                    1,467,400
                                                                                     -------------------------------------

Tobacco (2.17%)
Altria Group Inc (a)                                                 140,270                                   10,262,153
Loews Corp - Carolina Group                                           33,340                                    1,708,342
Reynolds American Inc (a)                                             20,140                                    2,208,351
                                                                                     -------------------------------------
                                                                                                               14,178,846
                                                                                     -------------------------------------
Tools - Hand Held (0.25%)
Black & Decker Corp (a)                                               17,440                                    1,632,558
                                                                                     -------------------------------------

Transport - Rail (1.30%)
Burlington Northern Santa Fe Corp                                     65,060                                    5,174,222
Norfolk Southern Corp                                                 61,790                                    3,336,660
                                                                                     -------------------------------------
                                                                                                                8,510,882
                                                                                     -------------------------------------
Wireless Equipment (0.39%)
Motorola Inc                                                         118,540                                    2,530,829
                                                                                     -------------------------------------
TOTAL COMMON STOCKS                                                               $                           639,777,807
                                                                                     -------------------------------------
                                                       Principal
                                                        Amount                                      Value
                                                    ------------------------- ------ -------------------------------------
SHORT TERM INVESTMENTS (1.90%)
Commercial Paper (1.90%)
Investment in Joint Trading Account; Federal
Home Loan Bank
      4.65%, 5/ 1/2006                                            12,445,989                                   12,445,989
                                                                                     -------------------------------------
TOTAL SHORT TERM INVESTMENTS                                                      $                            12,445,989
                                                                                     -------------------------------------
MONEY MARKET FUNDS (8.01%)
BNY Institutional Cash Reserve Fund (d)                           52,365,000                                   52,365,000
                                                                                     -------------------------------------
TOTAL MONEY MARKET FUNDS                                                          $                            52,365,000
                                                                                     -------------------------------------
Total Investments                                                                 $                           704,588,796
Liabilities in Excess of Other Assets,
  Net - (7.77)%                                                                                               (50,802,889)
                                                                                     -------------------------------------
TOTAL NET ASSETS - 100.00%                                                        $                           653,785,907
                                                                                     =====================================
                                                                                     -------------------------------------

                                                                                     =====================================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
    At the end of the period, the value of these securities totaled $1,283,967 or 0.20% of net assets.
(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $        87,611,870
Unrealized Depreciation                                   (7,144,478)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                 80,467,392
Cost for federal income tax purposes                      624,121,404


                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current      Unrealized
                              Number of Original      Market      Appreciation/
Type                          Contracts   Value        Value     (Depreciation)
----------------------------- ---------------------------- ------
Buy:
Russell 1000; June 2006           34      $12,155,850 $12,194,100    $38,250

Portfolio Summary (unaudited)
-----------------------------------------------------------------------------
Sector                                                               Percent
-----------------------------------------------------------------------------
Financial                                                             44.77%
Energy                                                                14.01%
Consumer, Non-cyclical                                                12.70%
Communications                                                         9.73%
Industrial                                                             8.19%
Utilities                                                              5.85%
Consumer, Cyclical                                                     4.52%
Technology                                                             3.38%
Basic Materials                                                        2.72%
Government                                                             1.90%
Liabilities in Excess of                                            (-7.77%)
Other Assets, Net
                                                                 ------------
TOTAL NET ASSETS                                                     100.00%
                                                                 ============

Other Assets Summary (unaudited)
------------------------------- -------
Asset Type                             Percent
------------------------------- ---------------
Futures                                1.87%


Schedule of Investments
April 30, 2006 (unaudited)
MidCap Blend Fund
                                                                 Shares
                                                                  Held                              Value
                                                      -------------------------------- -----------------------------------
COMMON STOCKS (99.34%)
Aerospace & Defense Equipment (0.96%)
Alliant Techsystems Inc (a)(b)                                                 95,466      $        7,636,325
                                                                                              ----------------

Agricultural Operations (0.76%)
Delta & Pine Land Co (a)                                                      203,910               6,031,658
                                                                                              ----------------

Applications Software (1.25%)
Intuit Inc (b)                                                                183,232               9,925,677
                                                                                              ----------------

Broadcasting Services & Programming (4.14%)
Discovery Holding Co (a)(b)                                                   588,074               8,762,302
Liberty Global Inc - A Shares (a)(b)                                          134,784               2,791,377
Liberty Global Inc - B Shares (b)                                             248,418               4,960,907
Liberty Media Corp (b)                                                      1,963,605              16,396,102
                                                                                              ----------------
                                                                                                   32,910,688
                                                                                              ----------------
Canada (0.61%)
Onex Corp (b)                                                                 246,586               4,870,074
                                                                                              ----------------

Casino Hotels (1.97%)
Harrah's Entertainment Inc                                                    191,980              15,673,247
                                                                                              ----------------

Casino Services (1.36%)
International Game Technology                                                 284,910              10,806,636
                                                                                              ----------------

Coal (0.48%)
International Coal Group Inc (a)(b)                                           373,861               3,850,768
                                                                                              ----------------

Commercial Banks (4.98%)
Commerce Bancorp Inc/NJ (a)                                                   169,301               6,829,602
M&T Bank Corp (a)                                                              67,201               8,023,799
North Fork Bancorporation Inc                                                 256,407               7,725,543
TCF Financial Corp                                                            634,117              17,032,383
                                                                                              ----------------
                                                                                                   39,611,327
                                                                                              ----------------
Commercial Services (2.64%)
Arbitron Inc                                                                  118,605               4,229,454
ChoicePoint Inc (a)(b)                                                        142,574               6,277,533
ServiceMaster Co/The                                                          404,994               4,876,128
Weight Watchers International Inc                                             113,949               5,623,383
                                                                                              ----------------
                                                                                                   21,006,498

                                                                                              ----------------
Commercial Services - Finance (0.71%)
Paychex Inc                                                                   140,620               5,679,642
                                                                                              ----------------

Computer Services (0.89%)
Reynolds & Reynolds Co/The                                                    239,547               7,124,128
                                                                                              ----------------

Computers - Integrated Systems (2.08%)
NCR Corp (b)                                                                  420,197              16,555,762
                                                                                              ----------------

Data Processing & Management (2.78%)
Automatic Data Processing Inc                                                 214,541               9,456,967

Fidelity National Information Services                                        196,219               7,456,322
SEI Investments Co                                                            120,950               5,193,593
                                                                                              ----------------
                                                                                                   22,106,882
                                                                                              ----------------
Dental Supplies & Equipment (1.67%)
Dentsply International Inc                                                    222,183              13,257,660
                                                                                              ----------------

Diversified Manufacturing Operations (1.16%)
Dover Corp                                                                    184,976               9,202,556
                                                                                              ----------------

Diversified Operations & Commercial
Services (1.37%)
Aramark Corp                                                                  387,190              10,883,911
                                                                                              ----------------

Electric - Integrated (1.49%)
Ameren Corp (a)                                                               145,594               7,333,570
SCANA Corp                                                                    116,103               4,544,271
                                                                                              ----------------
                                                                                                   11,877,841
                                                                                              ----------------
Electronic Components - Miscellaneous (1.77%)
Gentex Corp (a)                                                               959,378              14,064,481
                                                                                              ----------------

Financial Guarantee Insurance (1.25%)
AMBAC Financial Group Inc                                                     120,521               9,926,110
                                                                                              ----------------

Food - Canned (1.07%)
Del Monte Foods Co                                                            728,633               8,495,861
                                                                                              ----------------

Food - Wholesale & Distribution (1.17%)
Sysco Corp (a)                                                                312,088               9,328,310
                                                                                              ----------------

Gold Mining (2.07%)
Newmont Mining Corp                                                           281,732              16,441,880
                                                                                              ----------------

Insurance Brokers (2.04%)
AON Corp                                                                      203,518               8,529,439
Marsh & McLennan Cos Inc (a)                                                  250,089               7,670,230
                                                                                              ----------------
                                                                                                   16,199,669
                                                                                              ----------------
Investment Management & Advisory
Services (0.99%)
Eaton Vance Corp                                                              123,196               3,507,390
Nuveen Investments Inc                                                         90,142               4,337,633
                                                                                              ----------------
                                                                                                    7,845,023
                                                                                              ----------------
Life & Health Insurance (1.29%)
Aflac Inc                                                                     216,716              10,302,679
                                                                                              ----------------

Linen Supply & Related Items (3.46%)
Cintas Corp                                                                   656,609              27,564,446
                                                                                              ----------------

Machinery - Print Trade (2.02%)
Zebra Technologies Corp (a)(b)                                                404,463              16,053,136
                                                                                              ----------------

Medical  - Outpatient & Home Medical
Care (0.29%)
Lincare Holdings Inc (b)                                                       57,505               2,273,173
                                                                                              ----------------

Medical - Biomedical/Gene (0.78%)
Medimmune Inc (b)                                                             196,250               6,175,988
                                                                                              ----------------

Medical - Drugs (2.31%)
Shire PLC ADR (a)                                                             162,116               7,677,814

Valeant Pharmaceuticals International (a)                                     598,080              10,705,632
                                                                                              ----------------
                                                                                                   18,383,446

                                                                                              ----------------
Medical - HMO (1.06%)
Coventry Health Care Inc (b)                                                  170,034               8,445,589
                                                                                              ----------------

Medical Laboratory & Testing Service (1.83%)
Laboratory Corp of America Holdings (a)(b)                                    255,503              14,589,221
                                                                                              ----------------

Medical Products (1.68%)
Biomet Inc (a)                                                                260,506               9,685,613
Varian Medical Systems Inc (a)(b)                                              70,448               3,690,066
                                                                                              ----------------
                                                                                                   13,375,679
                                                                                              ----------------
Multi-line Insurance (1.66%)
Loews Corp                                                                    124,771              13,244,442
                                                                                              ----------------

Multimedia (0.71%)
EW Scripps Co                                                                 122,194               5,630,700
                                                                                              ----------------

Office Automation & Equipment (0.63%)
Pitney Bowes Inc                                                              120,380               5,037,903
                                                                                              ----------------

Oil - Field Services (3.17%)
BJ Services Co                                                                407,436              15,502,940
Weatherford International Ltd (b)                                             183,789               9,727,952
                                                                                              ----------------
                                                                                                   25,230,892
                                                                                              ----------------
Oil - US Royalty Trusts (0.03%)
Hugoton Royalty Trust                                                           8,361                 231,190
                                                                                              ----------------

Oil Company - Exploration & Production (4.37%)
Cimarex Energy Co (a)                                                         121,763               5,229,721
Encore Acquisition Co (b)                                                     305,654               9,365,239
Pioneer Natural Resources Co (a)                                              231,903               9,930,086
Rosetta Resources Inc (a)(b)                                                  214,780               4,323,521
XTO Energy Inc                                                                140,290               5,941,282
                                                                                              ----------------
                                                                                                   34,789,849
                                                                                              ----------------
Paper & Related Products (0.55%)
Rayonier Inc (a)                                                              106,440               4,381,070
                                                                                              ----------------

Pipelines (2.51%)
Equitable Resources Inc                                                       265,483               9,427,301
Questar Corp (a)                                                              131,972              10,564,359
                                                                                              ----------------
                                                                                                   19,991,660
                                                                                              ----------------
Power Converter & Supply Equipment (2.17%)
American Power Conversion Corp (a)                                            775,744              17,252,547
                                                                                              ----------------

Property & Casualty Insurance (3.53%)
Fidelity National Financial Inc                                               164,331               6,898,615
Markel Corp (a)(b)                                                             30,312              10,586,466
Mercury General Corp (a)                                                      199,283              10,635,734
                                                                                              ----------------
                                                                                                   28,120,815
                                                                                              ----------------
Publishing - Newspapers (1.90%)
Washington Post Co/The                                                         19,710              15,097,860
                                                                                              ----------------

Quarrying (1.28%)
Vulcan Materials Co                                                           120,300              10,220,688
                                                                                              ----------------

Real Estate Operator & Developer (3.65%)
Brookfield Asset Management Inc                                               448,784              18,759,150
Forest City Enterprises Inc                                                   224,359              10,127,565
St Joe Co/The (a)                                                               2,862                 160,730
                                                                                              ----------------
                                                                                                   29,047,445
                                                                                              ----------------
Reinsurance (1.84%)
Everest Re Group Ltd                                                          118,838              10,814,258
Montpelier Re Holdings Ltd ADR (a)                                            234,980               3,794,927
                                                                                              ----------------
                                                                                                   14,609,185
                                                                                              ----------------
Retail - Auto Parts (0.75%)
O'Reilly Automotive Inc (a)(b)                                                177,100               6,000,148
                                                                                              ----------------

Retail - Automobile (2.89%)
Carmax Inc (a)(b)                                                             650,701              22,976,252
                                                                                              ----------------

Retail - Discount (2.61%)
Costco Wholesale Corp                                                         133,819               7,283,768
TJX Cos Inc                                                                   559,456              13,499,673
                                                                                              ----------------
                                                                                                   20,783,441
                                                                                              ----------------
Retail - Jewelry (0.89%)
Tiffany & Co (a)                                                              202,062               7,049,943
                                                                                              ----------------

Retail - Restaurants (1.91%)
Yum! Brands Inc                                                               293,940              15,190,819
                                                                                              ----------------

Schools (1.28%)
Strayer Education Inc (a)                                                      97,867              10,177,189
                                                                                              ----------------

Telephone - Integrated (2.16%)
Citizens Communications Co (a)                                                751,685               9,982,377
Telephone & Data Systems Inc - Special Shares                                 191,232               7,209,446
                                                                                              ----------------
                                                                                                   17,191,823
                                                                                              ----------------
Textile - Home Furnishings (0.32%)
Mohawk Industries Inc (a)(b)                                                   31,569               2,528,677
                                                                                              ----------------

Transport - Truck (0.68%)
Heartland Express Inc (a)                                                     222,099               5,399,227
                                                                                              ----------------

Wireless Equipment (1.47%)
American Tower Corp (a)(b)                                                    342,097              11,679,192
                                                                                              ----------------
TOTAL COMMON STOCKS                                                                        $      790,338,928
                                                                                              ----------------
                                                                Principal
                                                                 Amount
                                                      -------------------------------- ------ ----------------
SHORT TERM INVESTMENTS (0.40%)
Commercial Paper (0.40%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                                      3,204,477               3,204,477
                                                                                              ----------------
TOTAL SHORT TERM INVESTMENTS                                                               $        3,204,477
                                                                                              ----------------
MONEY MARKET FUNDS (18.71%)
BNY Institutional Cash Reserve Fund (c)                                   148,820,000             148,820,000
                                                                                              ----------------
TOTAL MONEY MARKET FUNDS                                                                   $      148,820,000
                                                                                              ----------------
Total Investments                                                                          $      942,363,405
Liabilities in Excess of Other Assets, Net - (18.45)%                                           (146,753,022)
                                                                                              ----------------
TOTAL NET ASSETS - 100.00%                                                                 $      795,610,383
                                                                                              ================
                                                                                              ----------------

                                                                                              ================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $       150,157,192
Unrealized Depreciation                               (15,882,473)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)             134,274,719
Cost for federal income tax purposes                   808,088,686


Portfolio Summary (unaudited)
------------------------------- -----------------------------------
Sector                                                     Percent
------------------------------- -----------------------------------
Financial                                                   39.94%
Consumer, Non-cyclical                                      18.62%
Consumer, Cyclical                                          16.16%
Energy                                                      10.57%
Communications                                              10.37%
Industrial                                                   8.75%
Technology                                                   7.64%
Basic Materials                                              3.90%
Utilities                                                    1.49%
Diversified                                                  0.61%
Government                                                   0.40%
Liabilities in Excess of                                 (-18.45%)
Other Assets, Net
                                              ---------------------
TOTAL NET ASSETS                                           100.00%
                                              =====================

Schedule of Investments
April 30, 2006 (unaudited)
Money Market Fund
                                                    Principal
                                                     Amount                                      Value
                                                   ----------------------- ------ -------------------------------------
COMMERCIAL PAPER (95.55%)
Aerospace & Defense Equipment (0.67%)
United Technologies Corp
      4.76%, 5/ 5/2006                                          4,030,000      $                             4,027,869
                                                                                  -------------------------------------

Asset Backed Securities (8.17%)
CAFCO
      4.59%, 5/ 1/2006                                          5,000,000                                    5,000,000
      4.65%, 5/ 9/2006                                          3,500,000                                    3,496,383
      4.79%, 6/ 9/2006                                          5,000,000                                    4,974,054
      4.89%, 6/16/2006                                          4,000,000                                    3,975,007
FCAR Owner Trust I
      4.68%, 6/ 5/2006                                          3,900,000                                    3,882,255
      4.80%, 6/ 9/2006                                          4,970,000                                    4,944,156
      4.99%, 7/18/2006                                          3,900,000                                    3,857,835
      4.91%, 7/20/2006                                          5,000,000                                    4,945,444
Windmill Funding
      4.67%, 5/ 5/2006                                          3,885,000                                    3,882,984
      4.86%, 5/25/2006                                          2,630,000                                    2,621,479
      4.90%, 6/12/2006                                          4,000,000                                    3,977,133
      4.86%, 6/28/2006                                          4,000,000                                    3,968,680
                                                                                  -------------------------------------
                                                                                                            49,525,410
                                                                                  -------------------------------------
Commercial Banks (12.61%)
Caylon North America
      4.60%, 5/ 8/2006                                          4,100,000                                    4,096,333
      4.67%, 5/22/2006                                          4,200,000                                    4,188,558
      4.665%, 6/12/2006                                         4,500,000                                    4,475,509
      4.69%, 7/10/2006                                          4,900,000                                    4,855,315
Nordea North America
      4.73%, 5/24/2006                                          5,000,000                                    4,984,890
      4.73%, 6/ 1/2006                                          4,600,000                                    4,581,264
Skandinaviska Enskilda Banken
      4.555%, 5/ 2/2006                                         5,000,000                                    4,999,362
      4.65%, 5/ 3/2006                                          4,700,000                                    4,698,786
      4.87%, 6/22/2006                                          4,800,000                                    4,766,235
      4.88%, 6/29/2006                                          4,000,000                                    3,968,009
Societe Generale North America Inc.
      4.76%, 5/10/2006                                          5,445,000                                    5,438,520
      4.86%, 5/26/2006                                          4,400,000                                    4,385,150
      4.84%, 6/30/2006                                          4,285,000                                    4,250,434
Svenska Handelsbanken
      4.94%, 6/27/2006                                          4,300,000                                    4,266,367
Westpac Banking Corp
      4.665%, 5/15/2006                                         4,500,000                                    4,491,836
      4.98%, 7/ 6/2006                                          5,000,000                                    4,954,350
Westpac Trust Securities Ltd.
      4.79%, 6/ 1/2006                                          3,000,000                                    2,987,652
                                                                                  -------------------------------------
                                                                                                            76,388,570
                                                                                  -------------------------------------
Distribution & Wholesale (0.74%)
Louis Dreyfus
      4.95%, 6/ 6/2006                                          4,500,000                                    4,477,725
                                                                                  -------------------------------------


Diversified Financial Services (4.95%)
Amstel Funding
      4.85%, 6/26/2006                                          7,700,000                                    7,641,908
      4.94%, 7/10/2006                                          2,885,000                                    2,857,288
      4.95%, 7/11/2006                                          5,000,000                                    4,951,187
General Electric Capital
      4.71%, 5/16/2006                                          2,000,000                                    1,996,075
      4.63%, 5/18/2006                                          4,540,000                                    4,530,074
      4.79%, 6/ 5/2006                                          4,100,000                                    4,080,906
      4.88%, 7/ 5/2006                                          4,000,000                                    3,964,756
                                                                                  -------------------------------------
                                                                                                            30,022,194
                                                                                  -------------------------------------
Finance - Auto Loans (0.82%)
Paccar Financial
      4.79%, 6/13/2006                                          2,725,000                                    2,709,409
      4.92%, 7/12/2006                                          2,300,000                                    2,277,368
                                                                                  -------------------------------------
                                                                                                             4,986,777
                                                                                  -------------------------------------
Finance - Commercial (3.44%)
Caterpillar Financial Services Corp
      4.67%, 6/19/2006                                          3,300,000                                    3,279,024
CIT Group
      4.61%, 5/ 4/2006                                          4,000,000                                    3,998,463
      4.62%, 5/12/2006                                          5,000,000                                    4,992,942
      4.64%, 5/23/2006                                          4,200,000                                    4,188,091
      4.67%, 6/ 7/2006                                          4,400,000                                    4,378,881
                                                                                  -------------------------------------
                                                                                                            20,837,401
                                                                                  -------------------------------------
Finance - Consumer Loans (1.48%)
American General Finance
      4.62%, 5/11/2006                                          4,500,000                                    4,494,225
      4.83%, 6/22/2006                                          4,500,000                                    4,468,605
                                                                                  -------------------------------------
                                                                                                             8,962,830
                                                                                  -------------------------------------
Finance - Credit Card (1.63%)
American Express Credit
      4.80%, 5/18/2006                                          9,900,000                                    9,877,560
                                                                                  -------------------------------------

Finance - Investment Banker & Broker (8.60%)
Bear Stearns
      4.64%, 5/19/2006                                          4,600,000                                    4,589,328
      4.70%, 6/ 2/2006                                          3,500,000                                    3,485,378
      4.80%, 6/14/2006                                          4,100,000                                    4,075,947
      4.97%, 6/27/2006                                          4,500,000                                    4,464,589
Citigroup Funding
      4.62%, 5/24/2006                                          3,000,000                                    2,991,145
      4.92%, 6/20/2006                                          4,400,000                                    4,369,933
ING U.S. Funding
      4.68%, 5/11/2006                                          3,900,000                                    3,894,930
      4.61%, 5/15/2006                                          4,500,000                                    4,491,932
      4.90%, 6/29/2006                                          3,500,000                                    3,471,893
      4.93%, 7/17/2006                                          4,000,000                                    3,957,821
Merrill Lynch & Co Inc
      4.75%, 5/ 3/2006                                          5,000,000                                    4,998,681
      4.83%, 5/31/2006                                          3,550,000                                    3,535,711
      4.93%, 7/ 7/2006                                          3,800,000                                    3,765,134
                                                                                  -------------------------------------
                                                                                                            52,092,422
                                                                                  -------------------------------------
Finance - Leasing Company (3.21%)
International Lease Finance
      4.81%, 5/24/2006                                          2,190,000                                    2,183,270
      4.90%, 6/23/2006                                          3,120,000                                    3,097,492
      4.91%, 6/23/2006                                          4,400,000                                    4,368,194
International Lease Finance (continued)
      4.88%, 7/11/2006                                          5,000,000                                    4,951,878
River Fuel Funding
      4.80%, 6/21/2006                                          4,900,000                                    4,866,680
                                                                                  -------------------------------------
                                                                                                            19,467,514
                                                                                  -------------------------------------
Finance - Other Services (8.99%)
Commoloco
      4.70%, 5/12/2006                                          5,000,000                                    4,992,819
      4.81%, 5/19/2006                                          4,100,000                                    4,090,140
CRC Funding
      4.66%, 5/ 5/2006                                          4,000,000                                    3,997,929
      4.78%, 6/ 6/2006                                          5,000,000                                    4,976,100
      4.90%, 6/15/2006                                          4,000,000                                    3,975,500
HSBC Funding
      4.69%, 5/10/2006                                          3,345,000                                    3,341,078
      4.78%, 5/31/2006                                          5,100,000                                    5,079,685
      4.95%, 7/13/2006                                          3,000,000                                    2,969,888
      4.97%, 8/16/2006                                          2,840,000                                    2,798,048
Park Avenue Receivables Company
      4.77%, 5/ 2/2006                                          4,500,000                                    4,499,404
Private Export Funding
      4.61%, 6/ 1/2006                                          4,900,000                                    4,880,548
      4.82%, 7/ 6/2006                                          4,000,000                                    3,964,653
      4.90%, 8/29/2006                                          5,000,000                                    4,918,333
                                                                                  -------------------------------------
                                                                                                            54,484,125
                                                                                  -------------------------------------
Metal - Aluminum (0.25%)
Alcoa Inc
      4.93%, 5/17/2006                                          1,535,000                                    1,531,637
                                                                                  -------------------------------------

Money Center Banks (8.55%)
Bank of America
      4.57%, 5/ 3/2006                                          4,000,000                                    3,998,985
      4.60%, 5/ 9/2006                                          4,000,000                                    3,995,911
      4.88%, 7/ 7/2006                                          5,000,000                                    4,954,589
      5.02%, 7/28/2006                                          4,000,000                                    3,950,916
BNP Paribas Finance
      4.948%, 7/18/2006                                         4,200,000                                    4,154,973
HBOS Treasury Services
      4.68%, 5/15/2006                                          3,000,000                                    2,994,540
      4.65%, 5/17/2006                                          4,400,000                                    4,390,907
      4.72%, 6/ 5/2006                                          4,600,000                                    4,578,891
      4.725%, 6/ 6/2006                                         3,530,000                                    3,513,321
UBS Finance Delaware LLC
      4.665%, 5/ 8/2006                                         5,170,000                                    5,165,310
      4.69%, 5/22/2006                                          3,200,000                                    3,191,245
      4.935%, 6/26/2006                                         4,000,000                                    3,969,293
      4.925%, 7/10/2006                                         3,000,000                                    2,971,271
                                                                                  -------------------------------------
                                                                                                            51,830,152
                                                                                  -------------------------------------
Multi-line Insurance (2.76%)
Genworth Financial
      4.71%, 5/12/2006                                          4,900,000                                    4,892,948
      4.78%, 5/24/2006                                          4,500,000                                    4,486,257
      4.90%, 6/20/2006                                          3,500,000                                    3,476,181
      4.92%, 6/26/2006                                          3,900,000                                    3,870,152
                                                                                  -------------------------------------
                                                                                                            16,725,538
                                                                                  -------------------------------------

Oil Company - Integrated (0.65%)
Total Capital
      4.955%, 7/25/2006                                         4,000,000                                    3,953,203
                                                                                  -------------------------------------

Special Purpose Entity (24.10%)
Barclays U.S. Funding
      4.61%, 5/ 1/2006                                          4,100,000                                    4,100,000
      4.675%, 5/22/2006                                         3,900,000                                    3,889,364
      4.68%, 5/23/2006                                          4,100,000                                    4,088,274
Charta LLC
      4.67%, 5/ 9/2006                                          3,855,000                                    3,850,999
      4.76%, 5/26/2006                                          2,175,000                                    2,167,810
      4.88%, 6/13/2006                                          2,640,000                                    2,624,612
      4.91%, 7/14/2006                                          5,000,000                                    4,949,536
Compass Securitization
      4.77%, 5/ 4/2006                                          5,000,000                                    4,998,013
      4.76%, 5/16/2006                                          3,000,000                                    2,994,050
Galaxy Funding
      4.80%, 6/ 2/2006                                          4,100,000                                    4,082,507
      4.72%, 6/ 8/2006                                          4,500,000                                    4,477,580
      4.82%, 6/20/2006                                          4,000,000                                    3,973,222
      4.83%, 6/23/2006                                          3,990,000                                    3,961,628
Grampian Funding
      4.65%, 5/16/2006                                          4,700,000                                    4,690,894
      4.96%, 7/19/2006                                          4,000,000                                    3,956,462
      4.83%, 7/21/2006                                          4,600,000                                    4,550,010
Ranger Funding
      4.60%, 5/ 8/2006                                          4,700,000                                    4,695,796
      4.84%, 5/26/2006                                          4,888,000                                    4,871,571
      4.97%, 6/ 9/2006                                          2,915,000                                    2,899,305
      4.88%, 7/ 3/2006                                          4,900,000                                    4,858,154
Scaldis Capital
      4.71%, 5/25/2006                                          4,000,000                                    3,987,440
      4.83%, 6/21/2006                                          3,800,000                                    3,773,999
      4.85%, 6/27/2006                                          4,515,000                                    4,480,329
      4.89%, 7/ 5/2006                                          4,900,000                                    4,856,737
Sheffield Receivables
      4.86%, 5/19/2006                                          2,665,000                                    2,658,524
      4.86%, 5/22/2006                                          2,350,000                                    2,343,338
      4.94%, 5/25/2006                                          3,545,000                                    3,533,325
Southern Company Funding
      4.85%, 5/23/2006                                          3,050,000                                    3,040,960
Surrey Funding
      4.61%, 5/10/2006                                          3,365,000                                    3,361,122
      4.91%, 6/15/2006                                          1,890,000                                    1,878,400
      4.91%, 6/19/2006                                          5,000,000                                    4,966,585
White Pine Finance
      4.63%, 5/17/2006                                          6,000,000                                    5,987,653
      4.71%, 5/30/2006                                          4,000,000                                    3,984,823
      4.78%, 5/30/2006                                          2,600,000                                    2,589,989
      5.00%, 7/20/2006                                          5,000,000                                    4,944,444
Yorktown Capital
      4.90%, 5/25/2006                                          4,300,000                                    4,285,953
      4.81%, 6/19/2006                                          4,700,000                                    4,669,229
                                                                                  -------------------------------------
                                                                                                           146,022,637
                                                                                  -------------------------------------
Supranational Bank (1.94%)
Corp Andina de Fomento
      4.64%, 5/ 4/2006                                          3,300,000                                    3,298,724
      4.68%, 5/11/2006                                          4,000,000                                    3,994,800

Corp Andina de Fomento (continued)
      4.83%, 6/ 2/2006                                          4,500,000                                    4,480,680
                                                                                  -------------------------------------
                                                                                                            11,774,204
                                                                                  -------------------------------------
Telecommunication Services (0.66%)
Verizon Global Funding
      5.02%, 1/12/2007 (a)                                      4,000,000                                    4,000,000
                                                                                  -------------------------------------

Telephone - Integrated (0.66%)
Bellsouth Corp
      4.67%, 5/ 2/2006                                          4,000,000                                    3,999,481
                                                                                  -------------------------------------

Tools - Hand held (0.67%)
Stanley Works
      4.79%, 5/31/2006                                          4,100,000                                    4,083,634
                                                                                  -------------------------------------
TOTAL COMMERCIAL PAPER                                                         $                           579,070,883
                                                                                  -------------------------------------
CERTIFICATE OF DEPOSIT (0.51%)
Commercial Banks (0.51%)
Citibank
      4.71%, 5/16/2006                                          3,100,000                                    3,100,000
                                                                                  -------------------------------------
TOTAL CERTIFICATE OF DEPOSIT                                                   $                             3,100,000
                                                                                  -------------------------------------
BONDS (3.81%)
Aerospace & Defense Equipment (0.14%)
United Technologies Corp
      7.00%, 9/15/2006                                            830,000                                      837,882
                                                                                  -------------------------------------

Asset Backed Securities (0.02%)
CIT Equipment Collateral
      3.85%, 5/22/2006                                            121,824                                      121,824
                                                                                  -------------------------------------

Automobile Sequential (1.89%)
Capital Auto Receivables Asset Trust
      4.64%, 6/15/2006 (b)                                      1,570,364                                    1,570,364
Capital One Auto Finance Trust
      4.43%, 6/15/2006                                          1,316,142                                    1,316,142
      5.12%, 5/15/2007 (c)                                      3,000,000                                    3,000,000
Hyundai Auto Receivables Trust
      4.84%, 9/15/2006                                          1,581,059                                    1,581,059
Nissan Auto Lease Trust
      4.27%, 7/17/2006                                            695,447                                      695,447
Triad Auto Receivables Owner Trust
      4.57%, 7/12/2006                                          1,976,482                                    1,976,482
USAA Auto Owner Trust
      4.17%, 7/17/2006 (a)                                        418,990                                      418,990
      4.40%, 8/15/2006                                            919,069                                      919,069
                                                                                  -------------------------------------
                                                                                                            11,477,553
                                                                                  -------------------------------------
Finance - Commercial (0.64%)
Caterpillar Financial Services Corp
      5.95%, 5/ 1/2006                                          1,300,000                                    1,300,000
      4.75%, 5/12/2006 (a)                                      2,600,000                                    2,599,897
                                                                                  -------------------------------------
                                                                                                             3,899,897
                                                                                  -------------------------------------
Publishing - Newspapers (0.59%)
Gannett Co Inc
      5.50%, 4/ 1/2007                                          3,550,000                                    3,552,191
                                                                                  -------------------------------------


Special Purpose Entity (0.53%)
Allstate Life Global Funding Trusts
      4.82%, 5/ 4/2006 (a)                                      3,200,000                                    3,200,000
                                                                                  -------------------------------------
TOTAL BONDS                                                                    $                            23,089,347
                                                                                  -------------------------------------
Total Investments                                                              $                           605,260,230
Other Assets in Excess of Liabilities, Net - 0.13%                                                             795,751
                                                                                  -------------------------------------
TOTAL NET ASSETS - 100.00%                                                     $                           606,055,981
                                                                                  =====================================
                                                                                  -------------------------------------

                                                                                  =====================================

(a) Variable Rate
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $1,570,364 or 0.26% of net assets.
(c) Security purchased on a when-issued basis. See Notes to Financial Statements.

Portfolio Summary (unaudited)
------------------------------- --------------- ------------------------
Sector                                                          Percent
------------------------------- --------------- ------------------------
Financial                                                        84.76%
Asset Backed Securities                                          10.08%
Communications                                                    1.91%
Industrial                                                        1.48%
Consumer, Cyclical                                                0.74%
Energy                                                            0.65%
Basic Materials                                                   0.25%
Other Assets in Excess of                                         0.13%
Liabilities, Net
                                                ------------------------
TOTAL NET ASSETS                                                100.00%
                                                ========================


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Blend Fund
                                                          Shares
                                                           Held                                       Value
                                                         ---------------------- ------ -------------------------------------
COMMON STOCKS (98.97%)
Advertising Agencies (0.21%)
Omnicom Group Inc (a)                                                   20,600      $                             1,854,206
                                                                                       -------------------------------------

Advertising Sales (0.25%)
Lamar Advertising Co (a)(b)                                             40,800                                    2,243,592
                                                                                       -------------------------------------

Aerospace & Defense (1.22%)
Boeing Co                                                               53,500                                    4,464,575
General Dynamics Corp                                                   46,940                                    3,080,203
Rockwell Collins Inc                                                    57,300                                    3,277,560
                                                                                       -------------------------------------
                                                                                                                 10,822,338
                                                                                       -------------------------------------
Aerospace & Defense Equipment (0.53%)
Goodrich Corp                                                           42,300                                    1,882,350
United Technologies Corp                                                45,200                                    2,839,012
                                                                                       -------------------------------------
                                                                                                                  4,721,362
                                                                                       -------------------------------------
Agricultural Chemicals (0.31%)
Monsanto Co                                                             22,500                                    1,876,500
Potash Corp of Saskatchewan (a)                                          9,000                                      852,120
                                                                                       -------------------------------------
                                                                                                                  2,728,620
                                                                                       -------------------------------------
Airlines (0.18%)
Southwest Airlines Co                                                   96,500                                    1,565,230
                                                                                       -------------------------------------

Applications Software (2.15%)
Intuit Inc (a)(b)                                                       29,700                                    1,608,849
Microsoft Corp                                                         720,500                                   17,400,075
                                                                                       -------------------------------------
                                                                                                                 19,008,924

                                                                                       -------------------------------------
Athletic Footwear (0.13%)
Nike Inc (a)                                                            14,500                                    1,186,680
                                                                                       -------------------------------------

Audio & Video Products (0.05%)
Harman International Industries Inc                                      4,800                                      422,352
                                                                                       -------------------------------------

Auto - Car & Light Trucks (0.35%)
General Motors Corp (a)                                                134,300                                    3,072,784
                                                                                       -------------------------------------

Beverages - Non-alcoholic (1.78%)
Coca-Cola Co/The                                                       175,300                                    7,355,588
Coca-Cola Enterprises Inc                                               32,500                                      634,725
PepsiCo Inc                                                            133,100                                    7,751,744
                                                                                       -------------------------------------
                                                                                                                 15,742,057
                                                                                       -------------------------------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                                                  63,700                                    2,839,746
                                                                                       -------------------------------------

Broadcasting Services & Programming (0.10%)
Liberty Media Corp (b)                                                 107,900                                      900,965
                                                                                       -------------------------------------

Building - Residential & Commercial (0.40%)
DR Horton Inc                                                           37,900                                    1,137,758
Lennar Corp                                                             35,100                                    1,928,043

Standard-Pacific Corp (a)                                               15,500                                      491,505
                                                                                       -------------------------------------
                                                                                                                  3,557,306
                                                                                       -------------------------------------
Building Products - Air & Heating (0.24%)
American Standard Cos Inc (a)                                           48,000                                    2,089,440
                                                                                       -------------------------------------

Cable TV (0.81%)
Comcast Corp (a)(b)                                                    158,200                                    4,896,290
EchoStar Communications Corp (a)(b)                                      9,600                                      296,640
Rogers Communications Inc                                               46,500                                    1,974,855
                                                                                       -------------------------------------
                                                                                                                  7,167,785
                                                                                       -------------------------------------
Casino Hotels (0.24%)
Harrah's Entertainment Inc                                              18,400                                    1,502,176
Wynn Resorts Ltd (a)(b)                                                  8,800                                      669,768
                                                                                       -------------------------------------
                                                                                                                  2,171,944
                                                                                       -------------------------------------
Casino Services (0.22%)
International Game Technology                                           51,800                                    1,964,774
                                                                                       -------------------------------------

Chemicals - Diversified (0.80%)
Dow Chemical Co/The                                                     70,400                                    2,858,944
EI Du Pont de Nemours & Co                                              77,700                                    3,426,570
Nova Chemicals Corp                                                     26,900                                      797,854
                                                                                       -------------------------------------
                                                                                                                  7,083,368
                                                                                       -------------------------------------
Chemicals - Specialty (0.16%)
Ecolab Inc (a)                                                          20,800                                      786,240
Minerals Technologies Inc (a)                                            4,600                                      263,212
Sigma-Aldrich Corp                                                       5,400                                      370,494
                                                                                       -------------------------------------
                                                                                                                  1,419,946
                                                                                       -------------------------------------
Coal (0.05%)
Consol Energy Inc (a)                                                    4,700                                      400,252
                                                                                       -------------------------------------

Commercial Banks (0.75%)
First Horizon National Corp (a)                                         70,800                                    3,003,336
Synovus Financial Corp                                                 131,100                                    3,670,800
                                                                                       -------------------------------------
                                                                                                                  6,674,136
                                                                                       -------------------------------------
Commercial Services - Finance (0.14%)
Moody's Corp                                                            20,400                                    1,265,004
                                                                                       -------------------------------------

Computer Services (0.06%)
Affiliated Computer Services Inc (b)                                     9,500                                      529,720
                                                                                       -------------------------------------

Computers (2.69%)
Apple Computer Inc (b)                                                 121,500                                    8,552,385
Dell Inc (a)(b)                                                        154,200                                    4,040,040
International Business Machines Corp                                    76,400                                    6,290,776
Sun Microsystems Inc (b)                                               989,000                                    4,945,000
                                                                                       -------------------------------------
                                                                                                                 23,828,201
                                                                                       -------------------------------------
Computers  -Memory Devices (0.38%)
EMC Corp/Massachusetts (b)                                             248,400                                    3,355,884
                                                                                       -------------------------------------

Consulting Services (0.19%)
Accenture Ltd                                                           57,700                                    1,677,339
                                                                                       -------------------------------------

Consumer Products - Miscellaneous (0.36%)
Clorox Co                                                               11,500                                      738,070
Fortune Brands Inc                                                      10,700                                      859,210

Kimberly-Clark Corp                                                     26,700                                    1,562,751
                                                                                       -------------------------------------
                                                                                                                  3,160,031
                                                                                       -------------------------------------
Cosmetics & Toiletries (2.20%)
Avon Products Inc (a)                                                   48,800                                    1,591,368
Colgate-Palmolive Co                                                    38,400                                    2,270,208
Procter & Gamble Co                                                    269,057                                   15,661,808
                                                                                       -------------------------------------
                                                                                                                 19,523,384
                                                                                       -------------------------------------
Cruise Lines (0.24%)
Carnival Corp                                                           45,400                                    2,125,628
                                                                                       -------------------------------------

Data Processing & Management (0.84%)
Automatic Data Processing Inc                                           66,500                                    2,931,320
First Data Corp                                                         59,100                                    2,818,479
Fiserv Inc (b)                                                          13,600                                      613,088
NAVTEQ Corp (b)                                                         26,100                                    1,083,672
                                                                                       -------------------------------------
                                                                                                                  7,446,559
                                                                                       -------------------------------------
Dental Supplies & Equipment (0.07%)
Patterson Cos Inc (a)(b)                                                19,000                                      619,020
                                                                                       -------------------------------------

Dialysis Centers (0.04%)
DaVita Inc (a)(b)                                                        6,700                                      376,942
                                                                                       -------------------------------------

Distribution & Wholesale (0.08%)
CDW Corp (a)                                                            11,600                                      690,432
                                                                                       -------------------------------------

Diversified Manufacturing Operations (6.53%)
3M Co                                                                   28,500                                    2,434,755
Danaher Corp (a)                                                        96,800                                    6,205,848
General Electric Co                                                  1,022,400                                   35,364,816
Honeywell International Inc                                            133,500                                    5,673,750
Illinois Tool Works Inc                                                 42,600                                    4,375,020
Tyco International Ltd (a)                                             144,400                                    3,804,940
                                                                                       -------------------------------------
                                                                                                                 57,859,129
                                                                                       -------------------------------------
Diversified Minerals (0.22%)
BHP Billiton Ltd ADR                                                    41,900                                    1,908,964
                                                                                       -------------------------------------

Diversified Operations & Commercial Services (0.21%)
Cendant Corp                                                           108,600                                    1,892,898
                                                                                       -------------------------------------

E-Commerce - Products (0.21%)
Amazon.Com Inc (a)(b)                                                   53,700                                    1,890,777
                                                                                       -------------------------------------

Electric - Generation (0.18%)
AES Corp/The (b)                                                        94,500                                    1,603,665
                                                                                       -------------------------------------

Electric - Integrated (2.34%)
Dominion Resources Inc/VA                                               10,900                                      816,083
Duke Energy Corp                                                       120,000                                    3,494,400
Edison International                                                    41,200                                    1,664,892
Entergy Corp                                                            48,500                                    3,392,090
Exelon Corp                                                             92,700                                    5,005,800
FirstEnergy Corp                                                        36,800                                    1,866,128
Pinnacle West Capital Corp                                              26,800                                    1,074,680
PPL Corp                                                                18,900                                      548,856
Public Service Enterprise Group Inc                                      2,700                                      169,290
TECO Energy Inc (a)                                                     45,000                                      719,100

TXU Corp                                                                40,100                                    1,990,163
                                                                                       -------------------------------------
                                                                                                                 20,741,482
                                                                                       -------------------------------------
Electronic Components - Miscellaneous (0.40%)
Flextronics International Ltd (b)                                      102,900                                    1,168,944
Jabil Circuit Inc                                                       61,600                                    2,401,784
                                                                                       -------------------------------------
                                                                                                                  3,570,728
                                                                                       -------------------------------------
Electronic Components - Semiconductors (1.74%)
Intel Corp                                                             592,600                                   11,840,148
Texas Instruments Inc                                                   70,900                                    2,460,939
Xilinx Inc                                                              41,900                                    1,159,373
                                                                                       -------------------------------------
                                                                                                                 15,460,460
                                                                                       -------------------------------------
Electronic Measurement Instruments (0.19%)
Tektronix Inc                                                           48,500                                    1,713,020
                                                                                       -------------------------------------

Engineering - Research & Development Services (0.05%)
Fluor Corp (a)                                                           5,200                                      483,132
                                                                                       -------------------------------------

Enterprise Software & Services (0.35%)
Oracle Corp (b)                                                        211,400                                    3,084,326
                                                                                       -------------------------------------

Entertainment Software (0.14%)
Electronic Arts Inc (a)(b)                                              21,600                                    1,226,880
                                                                                       -------------------------------------

Fiduciary Banks (0.46%)
Investors Financial Services Corp                                       35,700                                    1,708,602
State Street Corp                                                       36,100                                    2,358,052
                                                                                       -------------------------------------
                                                                                                                  4,066,654
                                                                                       -------------------------------------
Filtration & Separation Products (0.14%)
Pall Corp                                                               40,000                                    1,207,200
                                                                                       -------------------------------------

Finance - Consumer Loans (0.36%)
SLM Corp                                                                60,300                                    3,188,664
                                                                                       -------------------------------------

Finance - Credit Card (0.59%)
American Express Co                                                     77,200                                    4,154,132
Capital One Financial Corp (a)                                          12,900                                    1,117,656
                                                                                       -------------------------------------
                                                                                                                  5,271,788
                                                                                       -------------------------------------
Finance - Investment Banker & Broker (7.11%)
Charles Schwab Corp/The                                                 98,000                                    1,754,200
Citigroup Inc                                                          374,600                                   18,711,270
E*Trade Financial Corp (b)                                              90,500                                    2,251,640
Goldman Sachs Group Inc                                                 45,200                                    7,245,108
JPMorgan Chase & Co                                                    412,428                                   18,715,983
Lehman Brothers Holdings Inc                                            26,100                                    3,945,015
Merrill Lynch & Co Inc                                                  70,100                                    5,345,826
Morgan Stanley                                                          62,800                                    4,038,040
TD Ameritrade Holding Corp                                              53,700                                      996,672
                                                                                       -------------------------------------
                                                                                                                 63,003,754
                                                                                       -------------------------------------
Finance - Mortgage Loan/Banker (0.84%)
Countrywide Financial Corp                                              63,300                                    2,573,778
Fannie Mae                                                              50,700                                    2,565,420
Freddie Mac                                                             38,000                                    2,320,280
                                                                                       -------------------------------------
                                                                                                                  7,459,478
                                                                                       -------------------------------------
Finance - Other Services (0.24%)
Cbot Holdings Inc (a)(b)                                                 5,300                                      561,535

Chicago Mercantile Exchange Holdings Inc (a)                             3,500                                    1,603,000
                                                                                       -------------------------------------
                                                                                                                  2,164,535
                                                                                       -------------------------------------
Food - Miscellaneous/Diversified (0.69%)
Campbell Soup Co                                                        29,500                                      948,130
General Mills Inc                                                       50,700                                    2,501,538
HJ Heinz Co (a)                                                         13,100                                      543,781
Kellogg Co                                                              37,000                                    1,713,470
McCormick & Co Inc                                                      10,800                                      376,164
                                                                                       -------------------------------------
                                                                                                                  6,083,083

                                                                                       -------------------------------------
Food - Retail (0.13%)
Kroger Co/The                                                           57,400                                    1,162,924
                                                                                       -------------------------------------

Food - Wholesale & Distribution (0.18%)
Sysco Corp (a)                                                          52,200                                    1,560,258
                                                                                       -------------------------------------

Forestry (0.18%)
Weyerhaeuser Co                                                         22,200                                    1,564,434
                                                                                       -------------------------------------

Gas - Distribution (0.25%)
AGL Resources Inc                                                       18,800                                      665,144
NiSource Inc                                                            75,200                                    1,587,472
                                                                                       -------------------------------------
                                                                                                                  2,252,616
                                                                                       -------------------------------------
Gold Mining (0.32%)
Newmont Mining Corp (a)                                                 49,300                                    2,877,148
                                                                                       -------------------------------------

Hotels & Motels (0.13%)
Marriott International Inc                                              15,500                                    1,132,585
                                                                                       -------------------------------------

Human Resources (0.23%)
Monster Worldwide Inc (b)                                               18,800                                    1,079,120
Robert Half International Inc (a)                                       23,300                                      984,891
                                                                                       -------------------------------------
                                                                                                                  2,064,011
                                                                                       -------------------------------------
Identification Systems - Development (0.21%)
Symbol Technologies Inc                                                170,900                                    1,820,085
                                                                                       -------------------------------------

Independent Power Producer (0.18%)
Dynegy Inc (a)(b)                                                       48,000                                      238,560
NRG Energy Inc (a)(b)                                                   27,700                                    1,318,243
                                                                                       -------------------------------------
                                                                                                                  1,556,803
                                                                                       -------------------------------------
Instruments - Controls (0.14%)
Thermo Electron Corp (b)                                                31,900                                    1,229,426
                                                                                       -------------------------------------

Instruments - Scientific (0.07%)
Fisher Scientific International Inc (a)(b)                               8,800                                      620,840
                                                                                       -------------------------------------

Insurance Brokers (0.43%)
Marsh & McLennan Cos Inc                                                98,000                                    3,005,660
Willis Group Holdings Ltd                                               23,200                                      815,480
                                                                                       -------------------------------------
                                                                                                                  3,821,140
                                                                                       -------------------------------------
Internet Content - Information & News (0.03%)
CNET Networks Inc (a)(b)                                                28,200                                      303,996
                                                                                       -------------------------------------

Internet Security (0.66%)
McAfee Inc (b)                                                         158,800                                    4,143,092

Symantec Corp (b)                                                      102,726                                    1,682,652
                                                                                       -------------------------------------
                                                                                                                  5,825,744
                                                                                       -------------------------------------
Investment Management & Advisory Services (0.72%)
Affiliated Managers Group (a)(b)                                         4,200                                      425,460
Ameriprise Financial Inc                                                42,500                                    2,084,200
Franklin Resources Inc                                                  13,300                                    1,238,496
Janus Capital Group Inc                                                 17,200                                      334,712
Legg Mason Inc                                                          16,200                                    1,919,376
Nuveen Investments Inc                                                   8,200                                      394,584
                                                                                       -------------------------------------
                                                                                                                  6,396,828
                                                                                       -------------------------------------
Leisure & Recreation Products (0.08%)
Brunswick Corp                                                          17,100                                      670,662
                                                                                       -------------------------------------

Life & Health Insurance (0.92%)
Aflac Inc                                                               43,300                                    2,058,482
Lincoln National Corp                                                   32,920                                    1,911,994
Prudential Financial Inc                                                48,100                                    3,758,053
UnumProvident Corp                                                      20,400                                      414,324
                                                                                       -------------------------------------
                                                                                                                  8,142,853
                                                                                       -------------------------------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                                             10,400                                      436,592
                                                                                       -------------------------------------

Machinery - Farm (0.40%)
Deere & Co                                                              40,800                                    3,581,424
                                                                                       -------------------------------------

Medical - Biomedical/Gene (1.06%)
Amgen Inc (b)                                                           92,000                                    6,228,400
Biogen Idec Inc (b)                                                     29,500                                    1,323,075
Genentech Inc (a)(b)                                                     9,200                                      733,332
Genzyme Corp (b)                                                        17,600                                    1,076,416
                                                                                       -------------------------------------
                                                                                                                  9,361,223
                                                                                       -------------------------------------
Medical - Drugs (4.33%)
Abbott Laboratories                                                    108,500                                    4,637,290
Bristol-Myers Squibb Co                                                 23,600                                      598,968
Cephalon Inc (a)(b)                                                      8,800                                      577,808
Eli Lilly & Co                                                          87,800                                    4,646,376
Merck & Co Inc                                                         169,100                                    5,820,422
Pfizer Inc                                                             547,300                                   13,863,109
Schering-Plough Corp                                                    94,300                                    1,821,876
Sepracor Inc (a)(b)                                                      9,000                                      401,760
Shire PLC ADR (a)                                                       18,600                                      880,896
Wyeth                                                                  105,000                                    5,110,350
                                                                                       -------------------------------------
                                                                                                                 38,358,855
                                                                                       -------------------------------------
Medical - Generic Drugs (0.05%)
Barr Pharmaceuticals Inc (b)                                             7,200                                      435,960
                                                                                       -------------------------------------

Medical - HMO (1.50%)
Aetna Inc                                                               50,300                                    1,936,550
Coventry Health Care Inc (b)                                            14,900                                      740,083
Humana Inc (b)                                                          42,200                                    1,906,596
UnitedHealth Group Inc                                                 122,000                                    6,068,280
WellPoint Inc (b)                                                       37,400                                    2,655,400
                                                                                       -------------------------------------
                                                                                                                 13,306,909
                                                                                       -------------------------------------
Medical - Hospitals (0.15%)
Community Health Systems Inc (b)                                        15,300                                      554,472
Health Management Associates Inc (a)                                     8,400                                      173,964

Triad Hospitals Inc (b)                                                 15,300                                      630,360
                                                                                       -------------------------------------
                                                                                                                  1,358,796

                                                                                       -------------------------------------
Medical - Wholesale Drug Distribution (0.31%)
Cardinal Health Inc                                                     41,300                                    2,781,555
                                                                                       -------------------------------------

Medical Instruments (1.23%)
Boston Scientific Corp (a)(b)                                          158,900                                    3,692,836
Medtronic Inc (a)                                                      109,000                                    5,463,080
St Jude Medical Inc (b)                                                 45,200                                    1,784,496
                                                                                       -------------------------------------
                                                                                                                 10,940,412
                                                                                       -------------------------------------
Medical Laboratory & Testing Service (0.09%)
Quest Diagnostics Inc (a)                                               14,300                                      796,939
                                                                                       -------------------------------------

Medical Products (1.96%)
Baxter International Inc                                                49,400                                    1,862,380
Johnson & Johnson                                                      235,800                                   13,820,238
Stryker Corp (a)                                                        11,700                                      511,875
Zimmer Holdings Inc (a)(b)                                              18,900                                    1,188,810
                                                                                       -------------------------------------
                                                                                                                 17,383,303
                                                                                       -------------------------------------
Metal - Aluminum (0.25%)
Alcan Inc (a)                                                           20,900                                    1,092,234
Alcoa Inc                                                               32,700                                    1,104,606
                                                                                       -------------------------------------
                                                                                                                  2,196,840
                                                                                       -------------------------------------
Multi-line Insurance (2.65%)
Allstate Corp/The                                                       16,300                                      920,787
American International Group Inc                                       205,700                                   13,421,925
Assurant Inc (a)                                                        14,800                                      712,916
Genworth Financial Inc                                                  58,200                                    1,932,240
Hartford Financial Services Group Inc                                   42,700                                    3,925,411
Metlife Inc (a)                                                         17,300                                      901,330
XL Capital Ltd (a)                                                      24,700                                    1,627,483
                                                                                       -------------------------------------
                                                                                                                 23,442,092
                                                                                       -------------------------------------
Multimedia (1.64%)
EW Scripps Co                                                            7,800                                      359,424
McGraw-Hill Cos Inc/The                                                 20,300                                    1,129,898
Meredith Corp                                                            5,200                                      257,920
Time Warner Inc                                                        267,900                                    4,661,460
Viacom Inc (b)                                                         117,600                                    4,684,008
Walt Disney Co                                                         122,600                                    3,427,896
                                                                                       -------------------------------------
                                                                                                                 14,520,606
                                                                                       -------------------------------------
Networking Products (1.40%)
Cisco Systems Inc (b)                                                  496,300                                   10,397,485
Juniper Networks Inc (a)(b)                                            110,000                                    2,032,800
                                                                                       -------------------------------------
                                                                                                                 12,430,285
                                                                                       -------------------------------------
Non-hazardous Waste Disposal (0.34%)
Republic Services Inc                                                   35,400                                    1,557,954
Waste Management Inc                                                    38,600                                    1,445,956
                                                                                       -------------------------------------
                                                                                                                  3,003,910
                                                                                       -------------------------------------
Office Supplies & Forms (0.13%)
Avery Dennison Corp (a)                                                 18,600                                    1,162,500
                                                                                       -------------------------------------

Oil - Field Services (1.83%)
Baker Hughes Inc                                                        36,000                                    2,909,880
BJ Services Co (a)                                                      38,300                                    1,457,315
Halliburton Co (a)                                                      19,400                                    1,516,110

Schlumberger Ltd                                                       149,100                                   10,308,774
                                                                                       -------------------------------------
                                                                                                                 16,192,079
                                                                                       -------------------------------------
Oil - US Royalty Trusts (0.01%)
Hugoton Royalty Trust                                                    2,144                                       59,270
                                                                                       -------------------------------------

Oil & Gas Drilling (0.52%)
Nabors Industries Ltd (a)(b)                                            38,400                                    1,433,472
Transocean Inc (a)(b)                                                   38,800                                    3,145,516
                                                                                       -------------------------------------
                                                                                                                  4,578,988
                                                                                       -------------------------------------
Oil Company - Exploration & Production (1.02%)
Anadarko Petroleum Corp (a)                                             21,400                                    2,243,148
Devon Energy Corp (a)                                                   20,600                                    1,238,266
EOG Resources Inc                                                       19,200                                    1,348,416
Murphy Oil Corp                                                         53,600                                    2,689,648
XTO Energy Inc                                                          35,966                                    1,523,160
                                                                                       -------------------------------------
                                                                                                                  9,042,638
                                                                                       -------------------------------------
Oil Company - Integrated (5.76%)
Chevron Corp                                                           167,300                                   10,208,646
ConocoPhillips                                                          94,400                                    6,315,360
Exxon Mobil Corp                                                       480,100                                   30,284,708
Occidental Petroleum Corp                                               23,000                                    2,363,020
Total SA ADR                                                            13,800                                    1,904,676
                                                                                       -------------------------------------
                                                                                                                 51,076,410
                                                                                       -------------------------------------
Oil Field Machinery & Equipment (0.46%)
FMC Technologies Inc (b)                                                24,200                                    1,320,836
Grant Prideco Inc (b)                                                   39,600                                    2,027,520
National Oilwell Varco Inc (a)(b)                                       10,100                                      696,597
                                                                                       -------------------------------------
                                                                                                                  4,044,953
                                                                                       -------------------------------------
Oil Refining & Marketing (0.27%)
Valero Energy Corp                                                      37,600                                    2,434,224
                                                                                       -------------------------------------

Optical Supplies (0.18%)
Alcon Inc                                                               15,700                                    1,596,847
                                                                                       -------------------------------------

Paper & Related Products (0.36%)
Bowater Inc (a)                                                         19,800                                      539,946
International Paper Co (a)                                              63,800                                    2,319,130
Potlatch Corp (a)                                                        7,663                                      298,397
                                                                                       -------------------------------------
                                                                                                                  3,157,473
                                                                                       -------------------------------------
Pharmacy Services (0.46%)
Caremark Rx Inc                                                         48,800                                    2,222,840
Medco Health Solutions Inc (b)                                          35,100                                    1,868,373
                                                                                       -------------------------------------
                                                                                                                  4,091,213
                                                                                       -------------------------------------
Pipelines (0.50%)
El Paso Corp (a)                                                        46,200                                      596,442
Williams Cos Inc (a)                                                   174,000                                    3,815,820
                                                                                       -------------------------------------
                                                                                                                  4,412,262
                                                                                       -------------------------------------
Power Converter & Supply Equipment (0.05%)
American Power Conversion Corp                                          19,000                                      422,560
                                                                                       -------------------------------------

Property & Casualty Insurance (0.57%)
Progressive Corp/The (a)                                                17,700                                    1,920,981
St Paul Travelers Cos Inc/The                                           71,071                                    3,129,256
                                                                                       -------------------------------------
                                                                                                                  5,050,237
                                                                                       -------------------------------------
Publishing - Newspapers (0.27%)
Dow Jones & Co Inc                                                      10,900                                      402,973
Gannett Co Inc                                                          17,600                                      968,000
Tribune Co (a)                                                          22,800                                      657,324
Washington Post Co/The                                                     500                                      383,000
                                                                                       -------------------------------------
                                                                                                                  2,411,297
                                                                                       -------------------------------------
Regional Banks (4.45%)
Bank of America Corp                                                   189,370                                    9,453,350
Fifth Third Bancorp (a)                                                216,100                                    8,734,762
National City Corp                                                     104,000                                    3,837,600
PNC Financial Services Group Inc                                         9,100                                      650,377
SunTrust Banks Inc                                                      22,400                                    1,732,192
US Bancorp                                                             129,700                                    4,077,768
Wachovia Corp                                                           90,100                                    5,392,485
Wells Fargo & Co                                                        81,000                                    5,563,890
                                                                                       -------------------------------------
                                                                                                                 39,442,424
                                                                                       -------------------------------------
Reinsurance (0.09%)
Axis Capital Holdings Ltd                                               27,100                                      808,122
                                                                                       -------------------------------------

REITS - Apartments (0.26%)
Archstone-Smith Trust                                                   47,500                                    2,321,800
                                                                                       -------------------------------------

REITS - Mortgage (0.16%)
CapitalSource Inc (a)                                                   59,646                                    1,401,681
                                                                                       -------------------------------------

REITS - Office Property (0.27%)
Boston Properties Inc (a)                                                6,900                                      609,063
CarrAmerica Realty Corp                                                 40,300                                    1,803,828
                                                                                       -------------------------------------
                                                                                                                  2,412,891
                                                                                       -------------------------------------
REITS - Regional Malls (0.11%)
Simon Property Group Inc (a)                                            12,100                                      990,748
                                                                                       -------------------------------------

REITS - Shopping Centers (0.06%)
Kimco Realty Corp (a)                                                   13,900                                      516,107
                                                                                       -------------------------------------

REITS - Warehouse & Industrial (0.16%)
Prologis                                                                27,700                                    1,391,094
                                                                                       -------------------------------------

Retail - Apparel & Shoe (0.27%)
HOT Topic Inc (a)(b)                                                    48,200                                      714,806
Ross Stores Inc (a)                                                     53,400                                    1,636,176
                                                                                       -------------------------------------
                                                                                                                  2,350,982
                                                                                       -------------------------------------
Retail - Auto Parts (0.08%)
O'Reilly Automotive Inc (a)(b)                                          19,900                                      674,212
                                                                                       -------------------------------------

Retail - Bedding (0.17%)
Bed Bath & Beyond Inc (b)                                               39,900                                    1,530,165
                                                                                       -------------------------------------

Retail - Building Products (1.18%)
Home Depot Inc                                                         180,700                                    7,215,351
Lowe's Cos Inc                                                          50,900                                    3,209,245
                                                                                       -------------------------------------
                                                                                                                 10,424,596
                                                                                       -------------------------------------
Retail - Consumer Electronics (0.24%)
Best Buy Co Inc                                                         36,900                                    2,090,754
                                                                                       -------------------------------------

Retail - Discount (2.14%)
Dollar General Corp                                                     20,900                                      364,914
Family Dollar Stores Inc (a)                                            17,500                                      437,500

Target Corp                                                             92,900                                    4,932,990
TJX Cos Inc                                                            108,200                                    2,610,866
Wal-Mart Stores Inc                                                    236,700                                   10,658,601
                                                                                       -------------------------------------
                                                                                                                 19,004,871
                                                                                       -------------------------------------
Retail - Drug Store (0.62%)
CVS Corp                                                                62,000                                    1,842,640
Walgreen Co                                                             87,300                                    3,660,489
                                                                                       -------------------------------------
                                                                                                                  5,503,129
                                                                                       -------------------------------------
Retail - Office Supplies (0.16%)
Staples Inc                                                             53,350                                    1,408,973
                                                                                       -------------------------------------

Retail - Regional Department Store (0.86%)
Kohl's Corp (a)(b)                                                     135,800                                    7,583,072
                                                                                       -------------------------------------

Retail - Restaurants (0.46%)
OSI Restaurant Partners Inc (a)                                         39,000                                    1,665,300
Panera Bread Co (a)(b)                                                  11,900                                      882,742
Starbucks Corp (a)(b)                                                   41,400                                    1,542,978
                                                                                       -------------------------------------
                                                                                                                  4,091,020
                                                                                       -------------------------------------
Savings & Loans - Thrifts (0.24%)
Golden West Financial Corp (a)                                           9,700                                      697,139
Washington Mutual Inc                                                   31,500                                    1,419,390
                                                                                       -------------------------------------
                                                                                                                  2,116,529
                                                                                       -------------------------------------
Schools (0.05%)
Apollo Group Inc (a)(b)                                                  8,600                                      469,904
                                                                                       -------------------------------------

Semiconductor Component - Integrated Circuits (0.89%)
Analog Devices Inc                                                      86,700                                    3,287,664
Linear Technology Corp                                                  85,500                                    3,035,250
Maxim Integrated Products Inc                                           43,200                                    1,523,232
                                                                                       -------------------------------------
                                                                                                                  7,846,146
                                                                                       -------------------------------------
Semiconductor Equipment (0.39%)
Applied Materials Inc                                                  194,900                                    3,498,455
                                                                                       -------------------------------------

Steel - Producers (0.25%)
Nucor Corp (a)                                                          20,700                                    2,252,574
                                                                                       -------------------------------------

Telecommunication Equipment (0.24%)
Comverse Technology Inc (b)                                             14,800                                      335,220
Lucent Technologies Inc (a)(b)                                         626,700                                    1,748,493
                                                                                       -------------------------------------
                                                                                                                  2,083,713
                                                                                       -------------------------------------
Telecommunication Equipment - Fiber Optics (0.19%)
Corning Inc (b)                                                         59,600                                    1,646,748
                                                                                       -------------------------------------

Telecommunication Services (0.48%)
TELUS Corp (a)                                                         102,800                                    4,248,724
                                                                                       -------------------------------------

Telephone - Integrated (1.49%)
BellSouth Corp                                                          56,000                                    1,891,680
Sprint Nextel Corp                                                     176,358                                    4,373,678
Verizon Communications Inc (a)                                         211,000                                    6,969,330
                                                                                       -------------------------------------
                                                                                                                 13,234,688
                                                                                       -------------------------------------
Television (0.22%)
Univision Communications Inc (a)(b)                                     54,200                                    1,934,398
                                                                                       -------------------------------------


Therapeutics (0.26%)
Gilead Sciences Inc (b)                                                 40,800                                    2,346,000
                                                                                       -------------------------------------

Tobacco (1.62%)
Altria Group Inc                                                       196,100                                   14,346,676
                                                                                       -------------------------------------

Toys (0.08%)
Mattel Inc                                                              41,700                                      674,706
                                                                                       -------------------------------------

Transport - Rail (0.72%)
Norfolk Southern Corp                                                   48,300                                    2,608,200
Union Pacific Corp (a)                                                  40,900                                    3,730,489
                                                                                       -------------------------------------
                                                                                                                  6,338,689
                                                                                       -------------------------------------
Transport - Services (0.86%)
United Parcel Service Inc (a)                                           94,300                                    7,644,901
                                                                                       -------------------------------------

Web Portals (1.29%)
Google Inc (b)                                                          19,100                                    7,982,654
Yahoo! Inc (a)(b)                                                      104,500                                    3,425,510
                                                                                       -------------------------------------
                                                                                                                 11,408,164
                                                                                       -------------------------------------
Wireless Equipment (1.77%)
American Tower Corp (b)                                                123,092                                    4,202,361
Crown Castle International Corp (b)                                    132,800                                    4,468,720
Motorola Inc                                                            95,400                                    2,036,790
Nokia OYJ ADR                                                           91,700                                    2,077,922
Qualcomm Inc                                                            57,300                                    2,941,782
                                                                                       -------------------------------------
                                                                                                                 15,727,575
                                                                                       -------------------------------------
TOTAL COMMON STOCKS                                                                 $                           876,952,804
                                                                                       -------------------------------------
                                                         Principal
                                                          Amount                                      Value
                                                         ---------------------- ------ -------------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.06%)
U.S. Treasury Bill (0.06%)
      4.505%, 7/ 6/2006 (c)                                            550,000                                      545,398
                                                                                       -------------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                               $                               545,398
                                                                                       -------------------------------------
MONEY MARKET FUNDS (10.32%)
BNY Institutional Cash Reserve Fund (d)                             91,385,000                                   91,385,000
                                                                                       -------------------------------------
TOTAL MONEY MARKET FUNDS                                                            $                            91,385,000
                                                                                       -------------------------------------
Total Investments                                                                   $                           968,883,202
Liabilities in Excess of Other Assets, Net - (9.35)%                                                           (82,831,325)
                                                                                       -------------------------------------
TOTAL NET ASSETS - 100.00%                                                          $                           886,051,877
                                                                                       =====================================
                                                                                       -------------------------------------

                                                                                       =====================================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
    At the end of the period, the value of these securities totaled $545,398 or 0.06% of net assets.
(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                     $       122,736,055
Unrealized Depreciation                            (31,492,780)
                                               -----------------
Net Unrealized Appreciation (Depreciation)           91,243,275
Cost for federal income tax purposes                877,639,927



                          SCHEDULE OF FUTURES CONTRACTS
                                                 Current     Unrealized
                         Number of  Original     Market     Appreciation/
Type                     Contracts    Value       Value    (Depreciation)
------------------------ ----------------------------------- ---------
Buy:
S&P 500 eMini; June 2006    100      $6,477,050  $6,579,500  $102,450

Portfolio Summary (unaudited)
------------------------------- ----------------- ------------------------
Sector                                                            Percent
------------------------------- ----------------- ------------------------
Financial                                                          31.77%
Consumer, Non-cyclical                                             19.94%
Industrial                                                         12.09%
Communications                                                     11.27%
Energy                                                             10.41%
Technology                                                          9.63%
Consumer, Cyclical                                                  8.39%
Utilities                                                           2.95%
Basic Materials                                                     2.84%
Government                                                          0.06%
Liabilities in Excess of                                         (-9.35%)
Other Assets, Net
                                                  ------------------------
TOTAL NET ASSETS                                                  100.00%
                                                  ========================

Other Assets Summary (unaudited)
------------------------------- ------------ ------------------------
Asset Type                                                   Percent
------------------------------- ------------ ------------------------
Futures                                                        0.74%


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Blend Fund I
                                                            Shares
                                                             Held                                       Value
                                                           -----------------------------------
COMMON STOCKS (98.93%)
Advertising Agencies (0.00%)
Interpublic Group of Cos Inc (a)                                     264      $                                 2,529
                                                                                 -------------------------------------

Aerospace & Defense (3.31%)
Boeing Co                                                         33,800                                    2,820,610
Lockheed Martin Corp                                              20,300                                    1,540,770
Northrop Grumman Corp (b)                                         21,300                                    1,424,970
Raytheon Co                                                       27,000                                    1,195,290
                                                                                 -------------------------------------
                                                                                                            6,981,640
                                                                                 -------------------------------------
Aerospace & Defense Equipment (0.49%)
United Technologies Corp                                          16,400                                    1,030,084
                                                                                 -------------------------------------

Agricultural Chemicals (0.39%)
Monsanto Co                                                        9,900                                      825,660
                                                                                 -------------------------------------

Agricultural Operations (0.69%)
Archer-Daniels-Midland Co                                         40,100                                    1,457,234
                                                                                 -------------------------------------

Apparel Manufacturers (0.26%)
Coach Inc (a)                                                     16,400                                      541,528
                                                                                 -------------------------------------

Appliances (0.39%)
Whirlpool Corp (b)                                                 9,100                                      816,725
                                                                                 -------------------------------------

Applications Software (2.08%)
Microsoft Corp                                                   181,842                                    4,391,484
                                                                                 -------------------------------------

Athletic Footwear (0.37%)
Nike Inc                                                           9,600                                      785,664
                                                                                 -------------------------------------

Auto/Truck Parts & Equipment - Original (0.07%)
ArvinMeritor Inc (b)                                               9,000                                      149,670
                                                                                 -------------------------------------

Batteries & Battery Systems (0.20%)
Energizer Holdings Inc (a)                                         8,300                                      424,545
                                                                                 -------------------------------------

Beverages - Non-alcoholic (1.24%)
Coca-Cola Co/The                                                  26,100                                    1,095,156
PepsiCo Inc                                                       25,962                                    1,512,027
                                                                                 -------------------------------------
                                                                                                            2,607,183
                                                                                 -------------------------------------
Broadcasting Services & Programming (0.78%)
Clear Channel Communications Inc                                  37,900                                    1,081,287
Liberty Media Corp (a)                                            68,200                                      569,470
                                                                                 -------------------------------------
                                                                                                            1,650,757
                                                                                 -------------------------------------
Building - Mobil Home & Manufactured Housing (0.06%)
Thor Industries Inc                                                2,700                                      136,296
                                                                                 -------------------------------------

Building Products - Cement & Aggregate (0.14%)
Martin Marietta Materials Inc                                      2,800                                      297,248
                                                                                 -------------------------------------


Cable TV (0.36%)
Comcast Corp (a)(b)                                               24,200                                      748,990
                                                                                 -------------------------------------

Cellular Telecommunications (0.09%)
US Cellular Corp (a)                                               3,200                                      199,680
                                                                                 -------------------------------------

Commercial Banks (0.40%)
Bank of Hawaii Corp (b)                                            2,800                                      152,068
UnionBanCal Corp (b)                                              10,000                                      700,900
                                                                                 -------------------------------------
                                                                                                              852,968
                                                                                 -------------------------------------
Commercial Services - Finance (0.58%)
Moody's Corp                                                      19,800                                    1,227,798
                                                                                 -------------------------------------

Computers (1.46%)
Hewlett-Packard Co                                                71,300                                    2,315,111
International Business Machines Corp                               9,400                                      773,996
                                                                                 -------------------------------------
                                                                                                            3,089,107
                                                                                 -------------------------------------
Computers  -Memory Devices (0.80%)
EMC Corp/Massachusetts (a)                                        65,200                                      880,852
Seagate Technology                                                15,700                                      416,992
Western Digital Corp (a)(b)                                       18,500                                      389,240
                                                                                 -------------------------------------
                                                                                                            1,687,084
                                                                                 -------------------------------------
Consulting Services (0.56%)
Accenture Ltd                                                     40,600                                    1,180,242
                                                                                 -------------------------------------

Cosmetics & Toiletries (3.05%)
Colgate-Palmolive Co                                              16,700                                      987,304
Procter & Gamble Co                                               93,644                                    5,451,017
                                                                                 -------------------------------------
                                                                                                            6,438,321
                                                                                 -------------------------------------
Data Processing & Management (0.76%)
Automatic Data Processing Inc                                     13,900                                      612,712
First Data Corp                                                   11,800                                      562,742
Global Payments Inc                                                9,200                                      436,356
                                                                                 -------------------------------------
                                                                                                            1,611,810
                                                                                 -------------------------------------
Distribution & Wholesale (0.07%)
Genuine Parts Co                                                   3,200                                      139,680
                                                                                 -------------------------------------

Diversified Manufacturing Operations (3.54%)
General Electric Co                                              203,563                                    7,041,244
SPX Corp (b)                                                       3,900                                      213,525
Tyco International Ltd                                             7,600                                      200,260
                                                                                 -------------------------------------
                                                                                                            7,455,029
                                                                                 -------------------------------------
Diversified Minerals (0.49%)
Cia Vale do Rio Doce ADR                                          20,200                                    1,040,704
                                                                                 -------------------------------------

Electric - Integrated (2.12%)
American Electric Power Co Inc                                    40,100                                    1,341,746
Dominion Resources Inc/VA                                          8,000                                      598,960
Edison International                                              21,100                                      852,651
PG&E Corp (b)                                                     34,100                                    1,358,544
Sierra Pacific Resources (a)                                      11,800                                      166,616
Wisconsin Energy Corp                                              3,700                                      144,485
                                                                                 -------------------------------------
                                                                                                            4,463,002
                                                                                 -------------------------------------
Electric Products - Miscellaneous (0.79%)
Emerson Electric Co                                               19,600                                    1,665,020
                                                                                 -------------------------------------

Electronic Components - Miscellaneous (0.29%)
Jabil Circuit Inc                                                 15,600                                      608,244
                                                                                 -------------------------------------

Electronic Components - Semiconductors (2.31%)
Freescale Semiconductor Inc - A Shares (a)(b)                     20,500                                      648,210
Freescale Semiconductor Inc - B Shares (a)                        23,595                                      747,254
Intel Corp                                                        45,300                                      905,094
Micron Technology Inc (a)                                         38,100                                      646,557
Texas Instruments Inc                                             55,600                                    1,929,876
                                                                                 -------------------------------------
                                                                                                            4,876,991
                                                                                 -------------------------------------
Electronic Design Automation (0.19%)
Cadence Design Systems Inc (a)                                    21,300                                      403,209
                                                                                 -------------------------------------

Electronic Forms (0.36%)
Adobe Systems Inc (a)                                             19,600                                      768,320
                                                                                 -------------------------------------

Electronic Measurement Instruments (0.49%)
Agilent Technologies Inc (a)                                      26,900                                    1,033,498
                                                                                 -------------------------------------

Engineering - Research & Development Services (0.35%)
Fluor Corp                                                         7,900                                      733,989
                                                                                 -------------------------------------

Enterprise Software & Services (0.21%)
BMC Software Inc (a)                                               6,200                                      133,548
CA Inc (b)                                                            75                                        1,902
Novell Inc (a)(b)                                                 19,500                                      160,290
Sybase Inc (a)                                                     6,600                                      143,682
                                                                                 -------------------------------------
                                                                                                              439,422
                                                                                 -------------------------------------
Fiduciary Banks (0.62%)
State Street Corp                                                 20,000                                    1,306,400
                                                                                 -------------------------------------

Finance - Auto Loans (0.56%)
AmeriCredit Corp (a)(b)                                           38,700                                    1,171,836
                                                                                 -------------------------------------

Finance - Investment Banker & Broker (6.10%)
Bear Stearns Cos Inc/The                                           3,400                                      484,534
Citigroup Inc                                                     71,282                                    3,560,536
E*Trade Financial Corp (a)                                        31,700                                      788,696
JPMorgan Chase & Co                                               71,680                                    3,252,838
Merrill Lynch & Co Inc                                            45,514                                    3,470,898
TD Ameritrade Holding Corp                                        31,700                                      588,352
UBS AG                                                             6,100                                      712,785
                                                                                 -------------------------------------
                                                                                                           12,858,639
                                                                                 -------------------------------------
Financial Guarantee Insurance (0.70%)
MBIA Inc                                                          20,832                                    1,242,212
Radian Group Inc                                                   3,700                                      232,064
                                                                                 -------------------------------------
                                                                                                            1,474,276
                                                                                 -------------------------------------
Food - Meat Products (0.39%)
Tyson Foods Inc (b)                                               56,900                                      830,740
                                                                                 -------------------------------------

Food - Retail (0.97%)
Kroger Co/The                                                     34,700                                      703,022
Safeway Inc                                                       53,300                                    1,339,429
                                                                                 -------------------------------------
                                                                                                            2,042,451
                                                                                 -------------------------------------

Gold Mining (0.08%)
Newmont Mining Corp (b)                                            2,800                                      163,408
                                                                                 -------------------------------------

Health Care Cost Containment (0.61%)
McKesson Corp                                                     26,600                                    1,292,494
                                                                                 -------------------------------------

Home Furnishings (0.10%)
Furniture Brands International Inc (b)                             9,000                                      207,000
                                                                                 -------------------------------------

Hospital Beds & Equipment (0.05%)
Kinetic Concepts Inc (a)(b)                                        2,300                                      100,418
                                                                                 -------------------------------------

Hotels & Motels (0.91%)
Choice Hotels International Inc (b)                               23,700                                    1,268,661
Starwood Hotels & Resorts Worldwide Inc                           11,400                                      654,132
                                                                                 -------------------------------------
                                                                                                            1,922,793
                                                                                 -------------------------------------
Industrial Automation & Robots (0.09%)
Rockwell Automation Inc                                            2,700                                      195,642
                                                                                 -------------------------------------

Industrial Gases (0.12%)
Airgas Inc                                                         6,200                                      250,790
                                                                                 -------------------------------------

Instruments - Scientific (0.25%)
Fisher Scientific International Inc (a)(b)                         7,600                                      536,180
                                                                                 -------------------------------------

Internet Security (0.11%)
Symantec Corp (a)                                                 14,600                                      239,148
                                                                                 -------------------------------------

Investment Management & Advisory Services (0.08%)
Franklin Resources Inc                                             1,700                                      158,304
                                                                                 -------------------------------------

Life & Health Insurance (0.07%)
Cigna Corp                                                         1,300                                      139,100
                                                                                 -------------------------------------

Machinery - Construction & Mining (0.85%)
Caterpillar Inc                                                   23,600                                    1,787,464
                                                                                 -------------------------------------

Medical - Biomedical/Gene (2.22%)
Amgen Inc (a)                                                     50,672                                    3,430,494
Genentech Inc (a)                                                  9,600                                      765,216
Genzyme Corp (a)                                                   8,100                                      495,396
                                                                                 -------------------------------------
                                                                                                            4,691,106
                                                                                 -------------------------------------
Medical - Drugs (5.72%)
Abbott Laboratories                                               21,504                                      919,081
Allergan Inc                                                      11,300                                    1,160,736
Eisai Co Ltd ADR                                                  13,400                                      610,370
Eli Lilly & Co                                                    23,682                                    1,253,251
Merck & Co Inc                                                    53,100                                    1,827,702
Pfizer Inc                                                       140,120                                    3,549,240
Sanofi-Aventis ADR (b)                                            26,100                                    1,227,744
Schering-Plough Corp                                              66,300                                    1,280,916
Wyeth                                                              4,800                                      233,616
                                                                                 -------------------------------------
                                                                                                           12,062,656
                                                                                 -------------------------------------
Medical - HMO (0.38%)
WellPoint Inc (a)                                                 11,400                                      809,400
                                                                                 -------------------------------------


Medical - Hospitals (0.06%)
HCA Inc                                                            2,700                                      118,503
                                                                                 -------------------------------------

Medical - Wholesale Drug Distribution (0.58%)
AmerisourceBergen Corp                                            28,100                                    1,212,515
                                                                                 -------------------------------------

Medical Instruments (1.23%)
Boston Scientific Corp (a)(b)                                      7,392                                      171,780
Medtronic Inc                                                     36,200                                    1,814,344
St Jude Medical Inc (a)                                           15,300                                      604,044
                                                                                 -------------------------------------
                                                                                                            2,590,168
                                                                                 -------------------------------------
Medical Products (1.32%)
Baxter International Inc                                           8,100                                      305,370
Johnson & Johnson                                                 42,200                                    2,473,342
                                                                                 -------------------------------------
                                                                                                            2,778,712
                                                                                 -------------------------------------
Metal - Copper (0.41%)
Southern Copper Corp (b)                                           8,800                                      871,640
                                                                                 -------------------------------------

Metal - Diversified (0.30%)
Rio Tinto PLC ADR                                                  2,800                                      623,560
                                                                                 -------------------------------------

Multi-line Insurance (3.77%)
ACE Ltd                                                           19,900                                    1,105,246
American International Group Inc                                  29,786                                    1,943,537
Genworth Financial Inc                                            39,800                                    1,321,360
Loews Corp                                                        13,400                                    1,422,410
Metlife Inc (b)                                                   41,400                                    2,156,940
                                                                                 -------------------------------------
                                                                                                            7,949,493

                                                                                 -------------------------------------
Multimedia (2.91%)
McGraw-Hill Cos Inc/The                                            9,700                                      539,902
Time Warner Inc                                                  125,700                                    2,187,180
Viacom Inc (a)                                                    22,357                                      890,479
Walt Disney Co (b)                                                89,900                                    2,513,604
                                                                                 -------------------------------------
                                                                                                            6,131,165
                                                                                 -------------------------------------
Networking Products (1.87%)
Cisco Systems Inc (a)                                            188,540                                    3,949,913
                                                                                 -------------------------------------

Non-hazardous Waste Disposal (0.57%)
Republic Services Inc                                              7,600                                      334,476
Waste Management Inc                                              23,000                                      861,580
                                                                                 -------------------------------------
                                                                                                            1,196,056
                                                                                 -------------------------------------
Oil - Field Services (1.66%)
Halliburton Co (b)                                                15,200                                    1,187,880
Schlumberger Ltd                                                  33,400                                    2,309,276
                                                                                 -------------------------------------
                                                                                                            3,497,156
                                                                                 -------------------------------------
Oil & Gas Drilling (0.33%)
Helmerich & Payne Inc                                              7,100                                      516,454
Transocean Inc (a)(b)                                              2,100                                      170,247
                                                                                 -------------------------------------
                                                                                                              686,701
                                                                                 -------------------------------------
Oil Company - Exploration & Production (2.89%)
Anadarko Petroleum Corp                                           13,900                                    1,456,998
Apache Corp                                                       11,100                                      788,655
Devon Energy Corp                                                 24,900                                    1,496,739
EOG Resources Inc                                                 19,100                                    1,341,393
Noble Energy Inc                                                  19,000                                      854,620

Ultra Petroleum Corp (a)(b)                                        2,300                                      147,108
                                                                                 -------------------------------------
                                                                                                            6,085,513
                                                                                 -------------------------------------
Oil Company - Integrated (4.87%)
Chevron Corp                                                      28,600                                    1,745,172
ConocoPhillips                                                    47,868                                    3,202,369
Exxon Mobil Corp                                                  84,449                                    5,327,043
                                                                                 -------------------------------------
                                                                                                           10,274,584
                                                                                 -------------------------------------
Oil Refining & Marketing (0.58%)
Sunoco Inc                                                        15,100                                    1,223,704
                                                                                 -------------------------------------

Pharmacy Services (0.79%)
Caremark Rx Inc                                                    9,300                                      423,615
Express Scripts Inc (a)                                           15,800                                    1,234,612
                                                                                 -------------------------------------
                                                                                                            1,658,227
                                                                                 -------------------------------------
Photo Equipment & Supplies (0.12%)
Eastman Kodak Co (b)                                               9,700                                      261,512
                                                                                 -------------------------------------

Pipelines (0.26%)
Equitable Resources Inc                                           15,300                                      543,303
                                                                                 -------------------------------------

Property & Casualty Insurance (0.62%)
Chubb Corp                                                        25,400                                    1,309,116
                                                                                 -------------------------------------

Regional Banks (5.84%)
Bank of America Corp                                             116,092                                    5,795,313
PNC Financial Services Group Inc                                   9,300                                      664,671
US Bancorp                                                        47,700                                    1,499,688
Wachovia Corp                                                     40,600                                    2,429,910
Wells Fargo & Co                                                  28,100                                    1,930,189
                                                                                 -------------------------------------
                                                                                                           12,319,771
                                                                                 -------------------------------------
REITS - Storage (0.08%)
Public Storage Inc (b)                                             2,300                                      176,824
                                                                                 -------------------------------------

REITS - Warehouse & Industrial (0.48%)
Prologis                                                          20,100                                    1,009,422
                                                                                 -------------------------------------

Retail - Apparel & Shoe (0.40%)
Nordstrom Inc                                                      3,600                                      137,988
Payless Shoesource Inc (a)                                        30,600                                      702,882
                                                                                 -------------------------------------
                                                                                                              840,870
                                                                                 -------------------------------------
Retail - Automobile (0.38%)
Autonation Inc (a)(b)                                             35,900                                      808,468
                                                                                 -------------------------------------

Retail - Building Products (0.39%)
Lowe's Cos Inc                                                    13,100                                      825,955
                                                                                 -------------------------------------

Retail - Consumer Electronics (0.67%)
Circuit City Stores Inc                                           49,424                                    1,420,940
                                                                                 -------------------------------------

Retail - Discount (0.81%)
Target Corp                                                       18,400                                      977,040
Wal-Mart Stores Inc                                               16,300                                      733,989
                                                                                 -------------------------------------
                                                                                                            1,711,029
                                                                                 -------------------------------------
Retail - Regional Department Store (1.03%)
Dillard's Inc                                                      9,400                                      245,152
Federated Department Stores Inc                                   13,000                                    1,012,050

Kohl's Corp (a)                                                   16,400                                      915,776
                                                                                 -------------------------------------
                                                                                                            2,172,978
                                                                                 -------------------------------------
Retail - Restaurants (0.93%)
Brinker International Inc                                          5,300                                      207,548
Darden Restaurants Inc                                            12,500                                      495,000
Starbucks Corp (a)                                                33,900                                    1,263,453
                                                                                 -------------------------------------
                                                                                                            1,966,001
                                                                                 -------------------------------------
Savings & Loans - Thrifts (0.84%)
Golden West Financial Corp (b)                                    24,700                                    1,775,189
                                                                                 -------------------------------------

Semiconductor Component - Integrated Circuits (0.42%)
Analog Devices Inc                                                23,100                                      875,952
                                                                                 -------------------------------------

Steel - Producers (0.67%)
Nucor Corp                                                        12,900                                    1,403,778
                                                                                 -------------------------------------

Telecommunication Equipment - Fiber Optics (1.24%)
Corning Inc (a)                                                   94,400                                    2,608,272
                                                                                 -------------------------------------

Telecommunication Services (0.19%)
Amdocs Ltd (a)                                                    10,700                                      398,040
                                                                                 -------------------------------------

Telephone - Integrated (2.74%)
AT&T Inc                                                          18,400                                      482,264
CenturyTel Inc (b)                                                31,000                                    1,168,700
Sprint Nextel Corp                                                84,951                                    2,106,785
Telephone & Data Systems Inc - Special Shares                      3,100                                      116,870
Telephone & Data Systems Inc (b)                                   3,100                                      121,520
Verizon Communications Inc                                        54,100                                    1,786,923
                                                                                 -------------------------------------
                                                                                                            5,783,062
                                                                                 -------------------------------------
Television (0.74%)
CBS Corp                                                          61,557                                    1,567,857
                                                                                 -------------------------------------

Tobacco (1.59%)
Altria Group Inc                                                  45,700                                    3,343,412
                                                                                 -------------------------------------

Tools - Hand Held (0.14%)
Black & Decker Corp                                                3,100                                      290,191
                                                                                 -------------------------------------

Transport - Rail (0.64%)
CSX Corp                                                           7,700                                      527,373
Norfolk Southern Corp                                             15,200                                      820,800
                                                                                 -------------------------------------
                                                                                                            1,348,173
                                                                                 -------------------------------------
Transport - Truck (0.07%)
JB Hunt Transport Services Inc                                     6,000                                      142,980
                                                                                 -------------------------------------

Web Portals (1.60%)
Google Inc (a)                                                     6,600                                    2,758,404
Yahoo! Inc (a)(b)                                                 18,900                                      619,542
                                                                                 -------------------------------------
                                                                                                            3,377,946
                                                                                 -------------------------------------
Wireless Equipment (1.18%)
Motorola Inc                                                      77,800                                    1,661,030
Qualcomm Inc                                                      16,000                                      821,440
                                                                                 -------------------------------------
                                                                                                            2,482,470
                                                                                 -------------------------------------
TOTAL COMMON STOCKS                                                           $                           208,612,721
                                                                                 -------------------------------------

                                                           l
                                                                                                Value
                                                           -------------- ------ -------------------------------------
MONEY MARKET FUNDS (9.78%)
BNY Institutional Cash Reserve Fund (c)                       20,622,000                                   20,622,000
                                                                                 -------------------------------------
TOTAL MONEY MARKET FUNDS                                                      $                            20,622,000
                                                                                 -------------------------------------
Total Investments                                                             $                           229,234,721
Liabilities in Excess of Other Assets, Net - (8.71)%                                                     (18,368,474)

                                                                                 -------------------------------------
TOTAL NET ASSETS - 100.00%                                                    $                           210,866,247
                                                                                 =====================================
                                                                                 -------------------------------------

                                                                                 =====================================

(a)             Non-Income Producing Security
(b)             Security or a portion of the security was on loan at the end of the period.
(c)             Security was purchased with the cash procee

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $        32,194,789
Unrealized Depreciation                                 (10,703,063)
                                                    -----------------
Net Unrealized Appreciation (Depreciation)                21,491,726
Cost for federal income tax purposes                     207,742,995


                          SCHEDULE OF FUTURES CONTRACTS
                                                    Current         Unrealized
                           Number of Original      Market         Appreciation/
Type                       Contracts   Value        Value        (Depreciation)
-------------------------- ---------------------- -----------------------------
Buy:
S&P 500 eMini; June 2006       5        $328,573     $328,975        $403

Portfolio Summary (unaudited)
------------------------------------------------ ------------------------
Sector                                                           Percent
------------------------------------------------ ------------------------
Financial                                                         29.94%
Consumer, Non-cyclical                                            22.02%
Communications                                                    13.82%
Industrial                                                        12.32%
Energy                                                            10.58%
Technology                                                         8.60%
Consumer, Cyclical                                                 6.85%
Basic Materials                                                    2.46%
Utilities                                                          2.12%
Liabilities in Excess of                                        (-8.71%)
Other Assets, Net
                                                 ------------------------
TOTAL NET ASSETS                                                 100.00%
                                                 ========================

Other Assets Summary (unaudited)
------------------------------- ----- ------------------------
Asset Type                                            Percent
------------------------------- ----- ------------------------
Futures                                                 0.16%


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Growth Fund I
                                                           Shares
                                                            Held                                   Value
                                                 ------------------ ----- ----------------------------------
COMMON STOCKS (95.01%)
Advertising Sales (2.00%)
Lamar Advertising Co (a)(b)                                355,800     $                         19,565,442
                                                                          ----------------------------------

Aerospace & Defense (1.03%)
General Dynamics Corp                                      153,600                               10,079,232
                                                                          ----------------------------------

Agricultural Chemicals (0.91%)
Monsanto Co                                                106,400                                8,873,760
                                                                          ----------------------------------

Airlines (1.86%)
Southwest Airlines Co                                    1,123,900                               18,229,658
                                                                          ----------------------------------

Applications Software (4.42%)
Microsoft Corp                                           1,438,900                               34,749,435
Red Hat Inc (a)(b)                                         290,600                                8,540,734
                                                                          ----------------------------------
                                                                                                 43,290,169
                                                                          ----------------------------------
Audio & Video Products (1.16%)
Harman International Industries Inc                        129,300                               11,377,107
                                                                          ----------------------------------

Cable TV (0.26%)
EchoStar Communications Corp (a)(b)                         82,638                                2,553,514
                                                                          ----------------------------------

Casino Hotels (1.16%)
Wynn Resorts Ltd (a)(b)                                    149,800                               11,401,278
                                                                          ----------------------------------

Casino Services (1.60%)
International Game Technology                              413,100                               15,668,883
                                                                          ----------------------------------

Computers (0.54%)
Apple Computer Inc (b)                                      74,500                                5,244,055
                                                                          ----------------------------------

Computers  -Memory Devices (1.69%)
EMC Corp/Massachusetts (b)                               1,228,000                               16,590,280
                                                                          ----------------------------------

Consulting Services (1.59%)
Accenture Ltd                                              536,600                               15,598,962
                                                                          ----------------------------------

Data Processing & Management (2.92%)
Automatic Data Processing Inc                              350,200                               15,436,816
NAVTEQ Corp (a)(b)                                         317,300                               13,174,296
                                                                          ----------------------------------
                                                                                                 28,611,112
                                                                          ----------------------------------
Diversified Manufacturing Operations (7.50%)
Danaher Corp (a)                                           364,700                               23,380,917
General Electric Co                                      1,445,800                               50,010,222
                                                                          ----------------------------------
                                                                                                 73,391,139
                                                                          ----------------------------------
E-Commerce - Products (1.23%)
Amazon.Com Inc (a)(b)                                      342,200                               12,048,862
                                                                          ----------------------------------


E-Commerce - Services (1.17%)
eBay Inc (b)                                               332,900                               11,455,089
                                                                          ----------------------------------

Electronic Components - Semiconductors (4.60%)
Intel Corp                                                 559,100                               11,170,818
Texas Instruments Inc                                      350,200                               12,155,442
Xilinx Inc                                                 785,800                               21,743,086
                                                                          ----------------------------------
                                                                                                 45,069,346
                                                                          ----------------------------------
Electronic Measurement Instruments (1.23%)
Garmin Ltd (a)                                             139,500                               12,047,220
                                                                          ----------------------------------

Enterprise Software & Services (1.55%)
Oracle Corp (b)                                          1,037,200                               15,132,748
                                                                          ----------------------------------

Fiduciary Banks (3.14%)
State Street Corp                                          470,300                               30,719,996
                                                                          ----------------------------------

Finance - Consumer Loans (2.17%)
SLM Corp                                                   401,000                               21,204,880
                                                                          ----------------------------------

Finance - Investment Banker & Broker (1.53%)
E*Trade Financial Corp (a)(b)                              331,700                                8,252,696
Morgan Stanley                                             104,900                                6,745,070
                                                                          ----------------------------------
                                                                                                 14,997,766
                                                                          ----------------------------------
Food - Wholesale & Distribution (1.47%)
Sysco Corp (a)                                             480,800                               14,371,112
                                                                          ----------------------------------

Investment Management & Advisory
Services (2.43%)
Franklin Resources Inc                                     124,200                               11,565,504
Legg Mason Inc (a)                                         103,000                               12,203,440
                                                                          ----------------------------------
                                                                                                 23,768,944
                                                                          ----------------------------------
Medical - Biomedical/Gene (2.66%)
Amgen Inc (a)(b)                                           181,300                               12,274,010
Genentech Inc (a)(b)                                       172,600                               13,757,946
                                                                          ----------------------------------
                                                                                                 26,031,956
                                                                          ----------------------------------
Medical - Drugs (1.83%)
Cephalon Inc (a)(b)                                        110,000                                7,222,600
Sepracor Inc (a)(b)                                        239,400                               10,686,816
                                                                          ----------------------------------
                                                                                                 17,909,416
                                                                          ----------------------------------
Medical - HMO (3.57%)
Humana Inc (b)                                             214,600                                9,695,628
UnitedHealth Group Inc                                     507,600                               25,248,024
                                                                          ----------------------------------
                                                                                                 34,943,652
                                                                          ----------------------------------
Medical - Wholesale Drug Distribution (1.02%)
Cardinal Health Inc                                        148,200                                9,981,270
                                                                          ----------------------------------

Medical Instruments (3.22%)
Medtronic Inc (a)                                          397,600                               19,927,712
St Jude Medical Inc (b)                                    292,700                               11,555,796
                                                                          ----------------------------------
                                                                                                 31,483,508
                                                                          ----------------------------------
Multimedia (1.28%)
Viacom Inc (b)                                             315,500                               12,566,365
                                                                          ----------------------------------


Networking Products (2.00%)
Juniper Networks Inc (a)(b)                              1,061,700                               19,620,216
                                                                          ----------------------------------

Oil - Field Services (1.00%)
Schlumberger Ltd                                           140,900                                9,741,826
                                                                          ----------------------------------

Oil & Gas Drilling (1.09%)
Transocean Inc (a)(b)                                      132,100                               10,709,347
                                                                          ----------------------------------

Optical Supplies (0.66%)
Alcon Inc                                                   63,300                                6,438,243
                                                                          ----------------------------------

Pharmacy Services (1.50%)
Caremark Rx Inc                                            322,200                               14,676,210
                                                                          ----------------------------------

Retail - Discount (3.15%)
Target Corp                                                174,800                                9,281,880
Wal-Mart Stores Inc                                        479,500                               21,591,885
                                                                          ----------------------------------
                                                                                                 30,873,765
                                                                          ----------------------------------
Retail - Drug Store (1.83%)
Walgreen Co                                                428,200                               17,954,426
                                                                          ----------------------------------

Retail - Pet Food & Supplies (0.85%)
Petsmart Inc                                               301,700                                8,345,022
                                                                          ----------------------------------

Retail - Regional Department Store (2.38%)
Kohl's Corp (a)(b)                                         416,800                               23,274,112
                                                                          ----------------------------------

Semiconductor Component - Integrated
Circuits (6.04%)
Analog Devices Inc                                         644,600                               24,443,232
Marvell Technology Group Ltd (a)(b)                        253,000                               14,443,770
Maxim Integrated Products Inc                              574,600                               20,260,396
                                                                          ----------------------------------
                                                                                                 59,147,398
                                                                          ----------------------------------
Semiconductor Equipment (1.61%)
Applied Materials Inc                                      875,900                               15,722,405
                                                                          ----------------------------------

Telecommunication Equipment - Fiber
Optics (1.48%)
Corning Inc (a)(b)                                         524,400                               14,489,172
                                                                          ----------------------------------

Therapeutics (1.16%)
Gilead Sciences Inc (b)                                    197,500                               11,356,250
                                                                          ----------------------------------

Web Portals (3.87%)
Google Inc (a)(b)                                           42,000                               17,553,480
Yahoo! Inc (a)(b)                                          619,400                               20,303,932
                                                                          ----------------------------------
                                                                                                 37,857,412
                                                                          ----------------------------------
Wireless Equipment (3.65%)
American Tower Corp (b)                                    816,000                               27,858,240
Telefonaktiebolaget LM Ericsson ADR                        223,200                                7,916,905
                                                                          ----------------------------------
                                                                                                 35,775,145
                                                                          ----------------------------------
TOTAL COMMON STOCKS                                                    $                        930,187,670
                                                                          ----------------------------------

                                                          Principal
                                                           Amount                                  Value
                                                 ------------------ ----- ----------------------------------
MONEY MARKET FUNDS (15.94%)
BNY Institutional Cash Reserve Fund (c)                156,117,000                              156,117,000
                                                                          ----------------------------------
TOTAL MONEY MARKET FUNDS                                               $                        156,117,000
                                                                          ----------------------------------
Total Investments                                                      $                      1,086,304,670
Liabilities in Excess of Other Assets,
Net - (10.95)%                                                                                 (107,217,265)
                                                                          ----------------------------------
TOTAL NET ASSETS - 100.00%                                             $                        979,087,405
                                                                          ==================================
                                                                          ----------------------------------

                                                                          ==================================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $     113,575,686
Unrealized Depreciation                                  (34,564,651)
                                                       ---------------
Net Unrealized Appreciation (Depreciation)                 79,011,035
Cost for federal income tax purposes                    1,007,293,635


Portfolio Summary (unaudited)
------------------------------ ---------------------
Sector                                      Percent
------------------------------ ---------------------
Financial                                    25.21%
Technology                                   23.37%
Consumer, Non-cyclical                       18.67%
Communications                               16.95%
Consumer, Cyclical                           14.00%
Industrial                                    9.75%
Energy                                        2.09%
Basic Materials                               0.91%
Liabilities in Excess of                  (-10.95%)
Other Assets, Net
                               ---------------------
TOTAL NET ASSETS                            100.00%
                               =====================


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Growth Fund II
                                                            Shares
                                                             Held                                   Value
                                                 ------------------ ----- ----------------------------------
COMMON STOCKS (98.39%)
Advertising Sales (0.56%)
Lamar Advertising Co (a)(b)                                 89,900     $                          4,943,601
                                                                          ----------------------------------

Aerospace & Defense (2.36%)
Boeing Co                                                  141,000                               11,766,450
Rockwell Collins Inc                                       157,900                                9,031,880
                                                                          ----------------------------------
                                                                                                 20,798,330
                                                                          ----------------------------------
Aerospace & Defense Equipment (2.48%)
United Technologies Corp                                   346,900                               21,788,789
                                                                          ----------------------------------

Agricultural Chemicals (2.13%)
Monsanto Co                                                178,126                               14,855,709
Potash Corp of Saskatchewan                                 41,500                                3,929,220
                                                                          ----------------------------------
                                                                                                 18,784,929
                                                                          ----------------------------------
Agricultural Operations (1.96%)
Archer-Daniels-Midland Co                                  473,600                               17,210,624
                                                                          ----------------------------------

Apparel Manufacturers (2.02%)
Carter's Inc (b)                                            33,300                                2,243,088
Guess ? Inc (b)                                             51,000                                2,021,130
Phillips-Van Heusen                                         48,205                                1,937,841
Polo Ralph Lauren Corp                                     190,200                               11,548,944
                                                                          ----------------------------------
                                                                                                 17,751,003
                                                                          ----------------------------------
Applications Software (4.46%)
Citrix Systems Inc (b)                                     109,000                                4,351,280
Microsoft Corp                                           1,261,122                               30,456,096
Red Hat Inc (b)                                            152,100                                4,470,219
                                                                          ----------------------------------
                                                                                                 39,277,595
                                                                          ----------------------------------
Beverages - Non-alcoholic (2.86%)
PepsiCo Inc                                                431,400                               25,124,736
                                                                          ----------------------------------

Computer Services (0.56%)
Ceridian Corp (b)                                          204,300                                4,950,189
                                                                          ----------------------------------

Computers (4.09%)
Hewlett-Packard Co                                         511,000                               16,592,170
International Business Machines Corp                       235,300                               19,374,602
                                                                          ----------------------------------
                                                                                                 35,966,772
                                                                          ----------------------------------
Computers - Integrated Systems (0.24%)
Brocade Communications Systems Inc (b)                     338,600                                2,085,776
                                                                          ----------------------------------

Computers  -Memory Devices (2.30%)
EMC Corp/Massachusetts (b)                                 809,600                               10,937,696
Komag Inc (a)(b)                                            45,500                                1,912,820
Seagate Technology                                         278,400                                7,394,304
                                                                          ----------------------------------
                                                                                                 20,244,820
                                                                          ----------------------------------
Consulting Services (1.22%)
Accenture Ltd                                              368,288                               10,706,132
                                                                          ----------------------------------


Containers - Metal & Glass (0.54%)
Crown Holdings Inc (b)                                     295,200                                4,732,056
                                                                          ----------------------------------

Cosmetics & Toiletries (1.58%)
Procter & Gamble Co                                        238,489                               13,882,445
                                                                          ----------------------------------

Data Processing & Management (0.80%)
Global Payments Inc                                        147,600                                7,000,668
                                                                          ----------------------------------

Diagnostic Equipment (0.18%)
Cytyc Corp (b)                                              59,700                                1,543,245
                                                                          ----------------------------------

Diversified Manufacturing Operations (8.59%)
Cooper Industries Ltd                                      136,500                               12,482,925
General Electric Co                                      1,045,100                               36,150,009
Roper Industries Inc                                       148,757                                7,060,007
Textron Inc                                                221,302                               19,906,115
                                                                          ----------------------------------
                                                                                                 75,599,056
                                                                          ----------------------------------
E-Commerce - Services (0.93%)
eBay Inc (b)                                               238,900                                8,220,549
                                                                          ----------------------------------

Electric Products - Miscellaneous (2.39%)
Emerson Electric Co                                        248,000                               21,067,600
                                                                          ----------------------------------

Electronic Components - Semiconductors (2.57%)
Broadcom Corp (b)                                          147,000                                6,043,170
Freescale Semiconductor Inc - B Shares (b)                 450,400                               14,264,168
QLogic Corp (b)                                            109,200                                2,272,452
                                                                          ----------------------------------
                                                                                                 22,579,790
                                                                          ----------------------------------
Electronic Design Automation (0.65%)
Cadence Design Systems Inc (b)                             303,900                                5,752,827
                                                                          ----------------------------------

Electronic Measurement Instruments (0.51%)
Itron Inc (a)(b)                                            66,806                                4,479,342
                                                                          ----------------------------------

Enterprise Software & Services (2.09%)
BEA Systems Inc (b)                                        411,500                                5,452,375
Oracle Corp (b)                                            595,400                                8,686,886
SAP AG ADR                                                  77,500                                4,233,825
                                                                          ----------------------------------
                                                                                                 18,373,086
                                                                          ----------------------------------
Finance - Credit Card (1.61%)
American Express Co                                        141,800                                7,630,258
Capital One Financial Corp                                  75,700                                6,558,648
                                                                          ----------------------------------
                                                                                                 14,188,906

                                                                          ----------------------------------
Finance - Investment Banker & Broker (1.76%)
Bear Stearns Cos Inc/The                                    56,900                                8,108,819
Goldman Sachs Group Inc                                     46,300                                7,421,427
                                                                          ----------------------------------
                                                                                                 15,530,246
                                                                          ----------------------------------
Food - Miscellaneous/Diversified (1.20%)
General Mills Inc                                          214,500                               10,583,430
                                                                          ----------------------------------

Investment Management & Advisory
Services (0.71%)
Franklin Resources Inc                                      66,700                                6,211,104
                                                                          ----------------------------------

Medical - Biomedical/Gene (2.80%)
Amgen Inc (b)                                              257,792                               17,452,518

Genentech Inc (b)                                           89,800                                7,157,958
                                                                          ----------------------------------
                                                                                                 24,610,476
                                                                          ----------------------------------
Medical - Drugs (3.13%)
Novartis AG ADR                                            186,500                               10,725,615
Novo-Nordisk A/S ADR (a)                                    90,900                                5,849,415
Roche Holding AG ADR                                       142,500                               10,972,500
                                                                          ----------------------------------
                                                                                                 27,547,530
                                                                          ----------------------------------
Medical Instruments (1.58%)
DJ Orthopedics Inc (b)                                      53,400                                2,123,184
Edwards Lifesciences Corp (b)                              150,526                                6,689,376
St Jude Medical Inc (b)                                    129,900                                5,128,452
                                                                          ----------------------------------
                                                                                                 13,941,012
                                                                          ----------------------------------
Medical Products (3.27%)
Baxter International Inc                                   352,400                               13,285,480
Becton Dickinson & Co                                      245,906                               15,501,914
                                                                          ----------------------------------
                                                                                                 28,787,394
                                                                          ----------------------------------
Metal - Diversified (0.70%)
Freeport-McMoRan Copper & Gold Inc                          94,800                                6,122,184
                                                                          ----------------------------------

Multi-line Insurance (1.45%)
American International Group Inc                           195,500                               12,756,375
                                                                          ----------------------------------

Networking Products (3.04%)
Cisco Systems Inc (b)                                    1,274,900                               26,709,155
                                                                          ----------------------------------

Oil - Field Services (1.82%)
Schlumberger Ltd                                           232,100                               16,047,394
                                                                          ----------------------------------

Oil Company - Exploration & Production (0.51%)
Anadarko Petroleum Corp                                     42,900                                4,496,778
                                                                          ----------------------------------

Oil Company - Integrated (1.18%)
Occidental Petroleum Corp                                  101,100                               10,387,014
                                                                          ----------------------------------

Oil Field Machinery & Equipment (0.55%)
Cooper Cameron Corp (b)                                     96,400                                4,843,136
                                                                          ----------------------------------

Optical Supplies (0.73%)
Alcon Inc                                                   63,000                                6,407,730
                                                                          ----------------------------------

Pharmacy Services (1.45%)
Caremark Rx Inc                                            109,900                                5,005,945
Express Scripts Inc (b)                                     99,600                                7,782,744
                                                                          ----------------------------------
                                                                                                 12,788,689
                                                                          ----------------------------------
Publicly Traded Investment Fund (0.22%)
iShares Russell 1000 Growth Index Fund                      36,700                                1,924,181
                                                                          ----------------------------------

Regional Banks (2.00%)
Wells Fargo & Co                                           256,600                               17,625,854
                                                                          ----------------------------------

Reinsurance (0.58%)
Endurance Specialty Holdings Ltd                            84,000                                2,600,640
PartnerRe Ltd                                               40,417                                2,528,083
                                                                          ----------------------------------
                                                                                                  5,128,723
                                                                          ----------------------------------
Retail - Apparel & Shoe (3.49%)
AnnTaylor Stores Corp (b)                                  123,300                                4,602,789
Chico's FAS Inc (b)                                        161,100                                5,970,366
Dress Barn Inc (a)(b)                                       96,800                                2,448,072
Foot Locker Inc                                            234,300                                5,431,074
Payless Shoesource Inc (b)                                 197,100                                4,527,387
Ross Stores Inc                                            253,600                                7,770,304
                                                                          ----------------------------------
                                                                                                 30,749,992
                                                                          ----------------------------------
Retail - Discount (1.64%)
Target Corp                                                272,300                               14,459,130
                                                                          ----------------------------------

Retail - Mail Order (0.37%)
Williams-Sonoma Inc (a)                                     77,800                                3,257,486
                                                                          ----------------------------------

Retail - Major Department Store (1.36%)
JC Penney Co Inc                                           182,700                               11,959,542
                                                                          ----------------------------------

Retirement & Aged Care (0.25%)
Sunrise Senior Living Inc (b)                               58,070                                2,160,204
                                                                          ----------------------------------

Semiconductor Component - Integrated
Circuits (1.33%)
Marvell Technology Group Ltd (b)                            61,500                                3,511,035
Maxim Integrated Products Inc                              231,800                                8,173,268
                                                                          ----------------------------------
                                                                                                 11,684,303
                                                                          ----------------------------------
Semiconductor Equipment (0.90%)
Novellus Systems Inc (b)                                   321,700                                7,945,990
                                                                          ----------------------------------

Steel - Producers (1.21%)
Carpenter Technology Corp                                   89,200                               10,610,340
                                                                          ----------------------------------

Telecommunication Equipment - Fiber
Optics (0.27%)
Ciena Corp (b)                                             575,100                                2,352,159
                                                                          ----------------------------------

Therapeutics (1.16%)
Gilead Sciences Inc (b)                                    178,300                               10,252,250
                                                                          ----------------------------------

Transactional Software (0.53%)
VeriFone Holdings Inc (a)(b)                               150,729                                4,666,570
                                                                          ----------------------------------

Transport - Services (2.31%)
United Parcel Service Inc                                  250,500                               20,308,035
                                                                          ----------------------------------

Web Portals (1.50%)
Google Inc (b)                                              31,600                               13,206,904
                                                                          ----------------------------------

Wireless Equipment (3.71%)
American Tower Corp (b)                                    266,600                                9,101,724
Motorola Inc                                               270,600                                5,777,310
Qualcomm Inc                                               346,400                               17,784,176
                                                                          ----------------------------------
                                                                                                 32,663,210
                                                                          ----------------------------------
TOTAL COMMON STOCKS                                                    $                        865,777,386
                                                                          ----------------------------------
                                                           Principal
                                                            Amount                                  Value
                                                 ------------------ ----- ----------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.01%)
U.S. Treasury Bill (0.01%)
      4.505%, 6/22/2006 (c)                                100,000                                   99,344
                                                                          ----------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                                     $                             99,344
                                                                          ----------------------------------

SHORT TERM INVESTMENTS (0.83%)
Commercial Paper (0.83%)
Amsterdam Funding
      4.84%, 5/ 1/2006                                     400,000                                  400,000
Beethoven Funding Corp
      4.84%, 5/11/2006                                     250,000                                  249,664
Belmont Funding
      4.86%, 5/ 1/2006                                     400,000                                  400,000
Gemini Securitization LLC
      4.83%, 5/ 1/2006                                     400,000                                  400,000
Greyhawk Funding LLC
      4.83%, 5/ 1/2006                                     400,000                                  400,000
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                   2,502,000                                2,502,000
Paradigm Funding LLC
      4.84%, 5/ 1/2006                                     400,000                                  400,000
Surrey Funding
      4.85%, 5/ 1/2006                                     400,000                                  400,000
Three Crowns Funding LLC
      4.84%, 5/ 1/2006                                     400,000                                  400,000
Waterfront Funding Corp
      4.86%, 5/ 1/2006                                   1,350,000                                1,350,000
Westpac Banking Corp
      4.85%, 5/ 1/2006                                     400,000                                  400,000
                                                                          ----------------------------------
                                                                                                  7,301,664
                                                                          ----------------------------------
TOTAL SHORT TERM INVESTMENTS                                           $                          7,301,664
                                                                          ----------------------------------
MONEY MARKET FUNDS (0.95%)
BNY Institutional Cash Reserve Fund (d)                  8,366,000                                8,366,000
                                                                          ----------------------------------
TOTAL MONEY MARKET FUNDS                                               $                          8,366,000
                                                                          ----------------------------------
Total Investments                                                      $                        881,544,394
Liabilities in Excess of Other
Assets, Net - (0.18)%                                                                            (1,575,172)
                                                                          ----------------------------------
TOTAL NET ASSETS - 100.00%                                             $                        879,969,222
                                                                          ==================================
                                                                          ----------------------------------

                                                                          ==================================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled
    $99,344 or 0.01% of net assets.
(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $      73,408,686
Unrealized Depreciation                               (21,658,149)
                                                    ---------------
Net Unrealized Appreciation (Depreciation)              51,750,537
Cost for federal income tax purposes                   829,793,857


                          SCHEDULE OF FUTURES CONTRACTS
                                                                     Current          Unrealized
                             Number                   Original        Market         Appreciation/
                               of
Type                        Contracts                  Value          Value         (Depreciation)
--------------------------- --------- -------------------------- -----------------------
Buy:
S&P 500 eMini; June 2006      117                    $7,663,321     $7,698,015          $34,694

Portfolio Summary (unaudited)
------------------------------- -------- ---------------------
Sector                                                Percent
------------------------------- -------- ---------------------
Consumer, Non-cyclical                                 23.36%
Technology                                             20.51%
Industrial                                             19.18%
Communications                                         10.01%
Financial                                               9.61%
Consumer, Cyclical                                      8.88%
Energy                                                  4.07%
Basic Materials                                         4.04%
Government                                              0.30%
Funds                                                   0.22%
Liabilities in Excess of                             (-0.18%)
Other Assets, Net
                                         ---------------------
TOTAL NET ASSETS                                      100.00%
                                         =====================

Other Assets Summary (unaudited)
------------------------------- ------------
Asset Type                          Percent
------------------------------- ------------
Currency Contracts                    2.31%
Futures                               0.87%


                             SCHEDULE OF FOREIGN CURRENCY CONTRACTS
   Foreign Currency   Delivery      Contracts to    In Exchange For  Value     Net Unrealized
    Sale Contracts      Date           Deliver                                  Appreciation
---------------------------------- ------------------------------ ------------- ------------

---------------------------------- ------------------------------ ------------- ------------
Swiss Francs           06/15/2006       20,708,728   $16,352,826   $16,716,058   $(363,233)
Danish Kroner          02/28/2006       21,458,074     3,580,822     3,631,480     (50,658)

Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Value Fund
                                                       Shares
                                                          Held                                   Value
                                              ------------------ ----- ----------------------------------
COMMON STOCKS (94.99%)
Advertising Agencies (0.36%)
Interpublic Group of Cos Inc (a)(b)                     812,200     $                          7,780,876
                                                                       ----------------------------------

Aerospace & Defense (1.90%)
Boeing Co                                               160,200                               13,368,690
Lockheed Martin Corp (a)                                138,200                               10,489,380
Northrop Grumman Corp (a)                               256,100                               17,133,090
                                                                       ----------------------------------
                                                                                              40,991,160
                                                                       ----------------------------------
Aerospace & Defense Equipment (0.47%)
Goodrich Corp                                           228,475                               10,167,137
                                                                       ----------------------------------

Agricultural Operations (0.17%)
Bunge Ltd                                                68,800                                3,670,480
                                                                       ----------------------------------

Apparel Manufacturers (0.71%)
Jones Apparel Group Inc                                 261,050                                8,967,068
VF Corp                                                 104,700                                6,406,593
                                                                       ----------------------------------
                                                                                              15,373,661
                                                                       ----------------------------------
Applications Software (0.37%)
Microsoft Corp                                          330,700                                7,986,405
                                                                       ----------------------------------

Auto - Car & Light Trucks (0.50%)
Toyota Motor Corp ADR                                    91,500                               10,717,395
                                                                       ----------------------------------

Auto/Truck Parts & Equipment - Original (1.10%)
American Axle & Manufacturing Holdings (a)              104,600                                1,842,006
Autoliv Inc                                             128,100                                7,083,930
BorgWarner Inc                                          105,200                                6,388,796
Lear Corp (a)                                            62,600                                1,476,108
Magna International Inc (a)                              88,900                                6,974,205
                                                                       ----------------------------------
                                                                                              23,765,045
                                                                       ----------------------------------
Beverages - Non-alcoholic (1.35%)
Coca-Cola Co/The                                        471,900                               19,800,924
PepsiCo Inc                                             159,900                                9,312,576
                                                                       ----------------------------------
                                                                                              29,113,500
                                                                       ----------------------------------
Brewery (0.10%)
Molson Coors Brewing Co (a)                              28,000                                2,068,080
                                                                       ----------------------------------

Cable TV (0.78%)
Comcast Corp (a)(b)                                     544,000                               16,836,800
                                                                       ----------------------------------

Chemicals - Diversified (0.68%)
EI Du Pont de Nemours & Co                               49,000                                2,160,900
PPG Industries Inc                                      186,500                               12,517,880
                                                                       ----------------------------------
                                                                                              14,678,780
                                                                       ----------------------------------
Chemicals - Specialty (0.32%)
Lubrizol Corp                                           157,000                                6,846,770
                                                                       ----------------------------------

Commercial Banks (0.96%)
BB&T Corp (a)                                           139,700                                5,998,718

Regions Financial Corp                                  400,400                               14,618,604
                                                                       ----------------------------------
                                                                                              20,617,322
                                                                       ----------------------------------
Computer Services (0.68%)
Electronic Data Systems Corp (a)                        540,700                               14,642,156
                                                                       ----------------------------------

Computers (2.05%)
Hewlett-Packard Co                                    1,222,454                               39,693,081
International Business Machines Corp                     55,500                                4,569,870
                                                                       ----------------------------------
                                                                                              44,262,951
                                                                       ----------------------------------
Consumer Products - Miscellaneous (1.11%)
Clorox Co                                               187,700                               12,046,586
Kimberly-Clark Corp                                     202,200                               11,834,766
                                                                       ----------------------------------
                                                                                              23,881,352
                                                                       ----------------------------------
Containers - Metal & Glass (0.52%)
Crown Holdings Inc (b)                                  271,900                                4,358,557
Owens-Illinois Inc (a)(b)                               381,300                                6,970,164
                                                                       ----------------------------------
                                                                                              11,328,721
                                                                       ----------------------------------
Cosmetics & Toiletries (0.59%)
Colgate-Palmolive Co                                     53,975                                3,191,002
Procter & Gamble Co                                     164,700                                9,587,187
                                                                       ----------------------------------
                                                                                              12,778,189
                                                                       ----------------------------------
Distribution & Wholesale (0.23%)
Tech Data Corp (b)                                      136,700                                5,019,624
                                                                       ----------------------------------

Diversified Manufacturing Operations (3.81%)
Cooper Industries Ltd                                    70,400                                6,438,080
Crane Co (a)                                            134,900                                5,699,525
Eaton Corp                                              138,250                               10,596,862
General Electric Co                                   1,104,400                               38,201,196
Ingersoll-Rand Co Ltd                                     3,200                                  140,000
SPX Corp (a)                                            142,700                                7,812,825
Textron Inc                                             148,900                               13,393,555
                                                                       ----------------------------------
                                                                                              82,282,043

                                                                       ----------------------------------
Electric - Integrated (3.44%)
American Electric Power Co Inc                          297,975                                9,970,243
Constellation Energy Group Inc                           95,300                                5,233,876
Dominion Resources Inc/VA (a)                           243,400                               18,223,358
Entergy Corp                                            187,800                               13,134,732
FirstEnergy Corp                                        229,800                               11,653,158
Northeast Utilities (a)                                 142,500                                2,871,375
Pinnacle West Capital Corp                              248,100                                9,948,810
Wisconsin Energy Corp                                     6,400                                  249,920
Xcel Energy Inc (a)                                     155,700                                2,933,388
                                                                       ----------------------------------
                                                                                              74,218,860
                                                                       ----------------------------------
Electronic Components - Miscellaneous (1.14%)
Celestica Inc (b)                                       426,400                                4,801,264
Flextronics International Ltd (b)                       713,400                                8,104,224
Sanmina-SCI Corp (b)                                  1,195,500                                6,204,645
Solectron Corp (a)(b)                                 1,360,200                                5,440,800
                                                                       ----------------------------------
                                                                                              24,550,933
                                                                       ----------------------------------
Electronic Components - Semiconductors (0.72%)
Agere Systems Inc (b)                                   410,400                                6,451,488
Intel Corp                                              449,500                                8,981,010
                                                                       ----------------------------------
                                                                                              15,432,498
                                                                       ----------------------------------
Electronic Parts Distribution (0.33%)
Arrow Electronics Inc (b)                               150,400                                5,444,480

Avnet Inc (a)(b)                                         60,000                                1,569,000
                                                                       ----------------------------------
                                                                                               7,013,480
                                                                       ----------------------------------
Fiduciary Banks (0.58%)
Mellon Financial Corp                                   334,100                               12,572,183
                                                                       ----------------------------------

Finance - Investment Banker & Broker (9.37%)
Citigroup Inc                                         1,829,600                               91,388,520
Goldman Sachs Group Inc                                  74,200                               11,893,518
JPMorgan Chase & Co                                   1,077,800                               48,910,564
Lehman Brothers Holdings Inc                             68,100                               10,293,315
Merrill Lynch & Co Inc (a)                              408,000                               31,114,080
Morgan Stanley                                          136,200                                8,757,660
                                                                       ----------------------------------
                                                                                             202,357,657
                                                                       ----------------------------------
Finance - Mortgage Loan/Banker (2.06%)
Fannie Mae                                              430,050                               21,760,530
Freddie Mac                                             373,000                               22,775,380
                                                                       ----------------------------------
                                                                                              44,535,910
                                                                       ----------------------------------
Financial Guarantee Insurance (0.70%)
MBIA Inc (a)                                            120,400                                7,179,452
MGIC Investment Corp (a)                                112,500                                7,953,750
                                                                       ----------------------------------
                                                                                              15,133,202
                                                                       ----------------------------------
Food - Miscellaneous/Diversified (1.92%)
ConAgra Foods Inc                                       545,100                               12,362,868
General Mills Inc                                       239,950                               11,839,133
Kellogg Co                                              157,100                                7,275,301
Kraft Foods Inc (a)                                      86,500                                2,702,260
Sara Lee Corp                                           402,600                                7,194,462
                                                                       ----------------------------------
                                                                                              41,374,024
                                                                       ----------------------------------
Food - Retail (1.11%)
Kroger Co/The                                           582,100                               11,793,346
Safeway Inc (a)                                         481,500                               12,100,095
                                                                       ----------------------------------
                                                                                              23,893,441
                                                                       ----------------------------------
Food - Wholesale & Distribution (0.25%)
Supervalu Inc (a)                                       189,000                                5,482,890
                                                                       ----------------------------------

Home Decoration Products (0.23%)
Newell Rubbermaid Inc (a)                               178,800                                4,902,696
                                                                       ----------------------------------

Investment Management & Advisory
Services (0.21%)
Waddell & Reed Financial Inc (a)                        193,600                                4,553,472
                                                                       ----------------------------------

Life & Health Insurance (0.88%)
Prudential Financial Inc                                132,100                               10,320,973
Torchmark Corp (a)                                        3,200                                  192,352
UnumProvident Corp                                      415,200                                8,432,712
                                                                       ----------------------------------
                                                                                              18,946,037
                                                                       ----------------------------------
Medical - Drugs (4.95%)
Eli Lilly & Co                                          200,800                               10,626,336
Merck & Co Inc                                          804,775                               27,700,356
Pfizer Inc                                            2,707,200                               68,573,376
                                                                       ----------------------------------
                                                                                             106,900,068
                                                                       ----------------------------------
Medical - Hospitals (0.22%)
HCA Inc                                                  43,600                                1,913,604
Tenet Healthcare Corp (a)(b)                            330,200                                2,747,264
                                                                       ----------------------------------
                                                                                               4,660,868
                                                                       ----------------------------------

Medical - Wholesale Drug Distribution (0.01%)
AmerisourceBergen Corp (a)                                7,400                                  319,310
                                                                       ----------------------------------

Multi-line Insurance (5.46%)
ACE Ltd                                                  72,200                                4,009,988
Allstate Corp/The                                       127,700                                7,213,773
American International Group Inc                        670,900                               43,776,225
Genworth Financial Inc                                  365,200                               12,124,640
Hartford Financial Services Group Inc                   194,100                               17,843,613
Metlife Inc (a)                                         327,450                               17,060,145
Old Republic International Corp                         305,400                                6,795,150
XL Capital Ltd (a)                                      136,800                                9,013,752
                                                                       ----------------------------------
                                                                                             117,837,286
                                                                       ----------------------------------
Multimedia (2.30%)
Time Warner Inc                                       1,719,500                               29,919,300
Viacom Inc (b)                                          292,200                               11,638,326
Walt Disney Co (a)                                      291,100                                8,139,156
                                                                       ----------------------------------
                                                                                              49,696,782
                                                                       ----------------------------------
Networking Products (0.19%)
Cisco Systems Inc (b)                                   195,500                                4,095,725
                                                                       ----------------------------------

Oil & Gas Drilling (2.01%)
Diamond Offshore Drilling Inc                            75,700                                6,871,289
ENSCO International Inc (a)                               7,300                                  390,477
GlobalSantaFe Corp (a)                                  219,800                               13,453,958
Noble Corp (a)                                          147,400                               11,635,756
Rowan Cos Inc (a)                                       250,400                               11,100,232
                                                                       ----------------------------------
                                                                                              43,451,712

                                                                       ----------------------------------
Oil Company - Integrated (10.77%)
BP PLC ADR (a)                                          123,200                                9,082,304
Chevron Corp                                            544,584                               33,230,516
ConocoPhillips                                          424,800                               28,419,120
Exxon Mobil Corp                                      1,814,200                              114,439,736
Marathon Oil Corp                                       288,900                               22,927,104
Occidental Petroleum Corp                               140,400                               14,424,696
Total SA ADR                                             72,100                                9,951,242
                                                                       ----------------------------------
                                                                                             232,474,718
                                                                       ----------------------------------
Paper & Related Products (0.17%)
Smurfit-Stone Container Corp (a)(b)                     285,400                                3,695,930
                                                                       ----------------------------------

Power Converter & Supply Equipment (0.20%)
Hubbell Inc                                              82,450                                4,258,543
                                                                       ----------------------------------

Property & Casualty Insurance (1.47%)
Chubb Corp                                              252,700                               13,024,158
St Paul Travelers Cos Inc/The (a)                       427,091                               18,804,817
                                                                       ----------------------------------
                                                                                              31,828,975
                                                                       ----------------------------------
Quarrying (0.24%)
Vulcan Materials Co                                      60,100                                5,106,096
                                                                       ----------------------------------

Regional Banks (10.09%)
Bank of America Corp                                  1,688,266                               84,278,239
Comerica Inc                                            210,200                               11,954,074
Huntington Bancshares Inc/OH                            499,000                               12,050,850
Keycorp (a)                                             257,400                                9,837,828
National City Corp                                      434,075                               16,017,367
PNC Financial Services Group Inc                         58,100                                4,152,407

SunTrust Banks Inc (a)                                  176,500                               13,648,745
US Bancorp                                              366,500                               11,522,760
Wachovia Corp                                           684,474                               40,965,769
Wells Fargo & Co                                        195,250                               13,411,723
                                                                       ----------------------------------
                                                                                             217,839,762
                                                                       ----------------------------------
Reinsurance (0.40%)
PartnerRe Ltd (a)                                        29,200                                1,826,460
RenaissanceRe Holdings Ltd (a)                          161,900                                6,807,895
                                                                       ----------------------------------
                                                                                               8,634,355
                                                                       ----------------------------------
Retail - Apparel & Shoe (0.49%)
Ltd Brands (a)                                          415,500                               10,653,420
                                                                       ----------------------------------

Retail - Discount (0.36%)
Target Corp                                             145,300                                7,715,430
                                                                       ----------------------------------

Retail - Office Supplies (0.76%)
Office Depot Inc (b)                                    404,600                               16,418,668
                                                                       ----------------------------------

Retail - Restaurants (0.84%)
McDonald's Corp                                         521,800                               18,038,626
                                                                       ----------------------------------

Rubber - Tires (0.10%)
Cooper Tire & Rubber Co                                 169,700                                2,155,190
                                                                       ----------------------------------

Savings & Loans - Thrifts (0.84%)
Astoria Financial Corp                                    9,750                                  305,370
Washington Mutual Inc                                   397,674                               17,919,190
                                                                       ----------------------------------
                                                                                              18,224,560
                                                                       ----------------------------------
Telecommunication Equipment (0.56%)
ADC Telecommunications Inc (a)(b)                       248,385                                5,561,340
Tellabs Inc (b)                                         417,800                                6,622,130
                                                                       ----------------------------------
                                                                                              12,183,470
                                                                       ----------------------------------
Telephone - Integrated (5.58%)
AT&T Inc (a)                                          1,430,200                               37,485,542
BellSouth Corp                                          532,000                               17,970,960
Sprint Nextel Corp                                    1,027,250                               25,475,800
Verizon Communications Inc                            1,198,675                               39,592,235
                                                                       ----------------------------------
                                                                                             120,524,537
                                                                       ----------------------------------
Television (0.63%)
CBS Corp                                                536,600                               13,667,202
                                                                       ----------------------------------

Tobacco (1.80%)
Altria Group Inc (a)                                    513,725                               37,584,121
UST Inc (a)                                              26,625                                1,169,636
                                                                       ----------------------------------
                                                                                              38,753,757
                                                                       ----------------------------------
Toys (0.20%)
Mattel Inc                                              264,400                                4,277,992
                                                                       ----------------------------------

Transport - Rail (1.33%)
CSX Corp (a)                                            238,100                               16,307,469
Norfolk Southern Corp                                   229,300                               12,382,200
                                                                       ----------------------------------
                                                                                              28,689,669
                                                                       ----------------------------------
Wireless Equipment (1.32%)
American Tower Corp (b)                                 120,000                                4,096,800
Crown Castle International Corp (b)                     367,400                               12,363,010

Nokia OYJ ADR                                           529,800                               12,005,268
                                                                       ----------------------------------
                                                                                              28,465,078
                                                                       ----------------------------------
TOTAL COMMON STOCKS                                                 $                      2,050,343,459
                                                                       ----------------------------------
                                                       Principal
                                                        Amount                                  Value
                                              ------------------ ----- ----------------------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (0.03%)
U.S. Treasury Bill (0.03%)
      4.505%, 6/22/2006 (c)                             715,000                                  710,306
                                                                       ----------------------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS                                                  $                            710,306
                                                                       ----------------------------------
SHORT TERM INVESTMENTS (1.26%)
Commercial Paper (1.26%)
Amsterdam Funding
      4.84%, 5/ 1/2006                                1,350,000                                1,350,000
Beethoven Funding Corp
      4.84%, 5/11/2006                                1,500,000                                1,497,983
Belmont Funding
      4.86%, 5/ 1/2006                                1,350,000                                1,350,000
CAFCO
      4.97%, 6/23/2006                                  500,000                                  496,342
Ciesco LP
      4.78%, 5/12/2006                                1,000,000                                  998,539
Gemini Securitization LLC
      4.83%, 5/ 1/2006                                1,350,000                                1,350,000
George Street Finance
      4.82%, 5/16/2006                                1,000,000                                  997,992
Greyhawk Funding LLC
      4.83%, 5/ 1/2006                                1,350,000                                1,350,000
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                3,184,000                                3,184,000
Links Finance LLC
      4.79%, 5/12/2006                                1,000,000                                  998,536
Millstone Funding Ltd
      4.89%, 6/ 7/2006                                1,000,000                                  994,974
Paradigm Funding LLC
      4.84%, 5/ 1/2006                                1,350,000                                1,350,000
St Germain Holdings Ltd
      4.80%, 5/16/2006                                1,000,000                                  998,000
Surrey Funding
      4.85%, 5/ 1/2006                                1,350,000                                1,350,000
Sydney Capital Corp
      4.99%, 7/21/2006                                1,000,000                                  988,773
Three Crowns Funding LLC
      4.84%, 5/ 1/2006                                1,350,000                                1,350,000
Total Capital
      4.74%, 5/ 2/2006                                1,500,000                                1,499,803
Waterfront Funding Corp
      4.86%, 5/ 1/2006                                3,716,000                                3,716,000
Westpac Banking Corp
      4.85%, 5/ 1/2006                                1,350,000                                1,350,000
                                                                       ----------------------------------
                                                                                              27,170,942
                                                                       ----------------------------------
TOTAL SHORT TERM INVESTMENTS                                        $                         27,170,942
                                                                       ----------------------------------
MONEY MARKET FUNDS (6.15%)
BNY Institutional Cash Reserve Fund (d)             132,637,000                              132,637,000
                                                                       ----------------------------------
TOTAL MONEY MARKET FUNDS                                            $                        132,637,000
                                                                       ----------------------------------
Total Investments                                                   $                      2,210,861,707
Liabilities in Excess of Other Assets,
Net - (2.43)%                                                                                (52,349,020)
                                                                       ----------------------------------
TOTAL NET ASSETS - 100.00%                                          $                      2,158,512,687
                                                                       ==================================
                                                                       ----------------------------------

                                                                       ==================================


(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $710,306 or 0.03% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $     426,647,478
Unrealized Depreciation                                       (63,169,223)
                                                            ---------------
Net Unrealized Appreciation (Depreciation)                     363,478,255
Cost for federal income tax purposes                         1,847,383,452


                                 SCHEDULE OF FUTURES CONTRACTS
                                                     Current      Unrealized
                           Number        Original     Market     Appreciation/
                              of
Type                       Contracts       Value       Value     (Depreciation)
-------------------------- --------- ----------------------------- -----------
Buy:
S&P 500 eMini; June 2006     424       $27,717,826 $27,897,080  $179,254

Portfolio Summary (unaudited)
-------------------------------------------------- ---------------------
Sector                                                          Percent
-------------------------------------------------- ---------------------
Financial                                                        40.20%
Consumer, Non-cyclical                                           13.57%
Energy                                                           12.85%
Communications                                                   11.73%
Industrial                                                        9.70%
Consumer, Cyclical                                                5.52%
Technology                                                        3.81%
Utilities                                                         3.44%
Basic Materials                                                   1.41%
Government                                                        0.18%
Asset Backed Securities                                           0.02%
Liabilities in Excess of                                       (-2.43%)
Other Assets, Net
                                                   ---------------------
TOTAL NET ASSETS                                                100.00%
                                                   =====================

Other Assets Summary (unaudited)
------------------------------- -------------- ---------------------
Asset Type                                                  Percent
------------------------------- -------------- ---------------------
Futures                                                       1.29%


Schedule of Investments
April 30, 2006 (unaudited)
Partners MidCap Growth Fund
                                                         Shares
                                                          Held                                   Value
                                               ------------------ ----- ----------------------------------
COMMON STOCKS (98.01%)
Apparel Manufacturers (1.79%)
Coach Inc (a)                                            272,060     $                          8,983,421
                                                                        ----------------------------------

Applications Software (2.59%)
Nuance Communications Inc (a)                            276,940                                3,553,140
Red Hat Inc (a)(b)                                       171,300                                5,034,507
Salesforce.com Inc (a)(b)                                125,570                                4,401,229
                                                                        ----------------------------------
                                                                                               12,988,876
                                                                        ----------------------------------
Audio & Video Products (0.85%)
Harman International Industries Inc                       48,150                                4,236,719
                                                                        ----------------------------------

Auto - Medium & Heavy Duty Trucks (0.82%)
Oshkosh Truck Corp                                        67,550                                4,134,060
                                                                        ----------------------------------

Beverages - Non-alcoholic (1.21%)
Hansen Natural Corp (a)(b)                                46,840                                6,063,906
                                                                        ----------------------------------

Building Products - Cement & Aggregate (1.23%)
Florida Rock Industries Inc                               58,690                                3,660,495
Martin Marietta Materials Inc                             23,590                                2,504,315
                                                                        ----------------------------------
                                                                                                6,164,810
                                                                        ----------------------------------
Casino Hotels (2.29%)
Station Casinos Inc (b)                                  110,990                                8,555,109
Wynn Resorts Ltd (a)(b)                                   38,300                                2,915,013
                                                                        ----------------------------------
                                                                                               11,470,122
                                                                        ----------------------------------
Casino Services (2.53%)
International Game Technology                            209,789                                7,957,297
Scientific Games Corp (a)(b)                             123,720                                4,712,495
                                                                        ----------------------------------
                                                                                               12,669,792
                                                                        ----------------------------------
Cellular Telecommunications (1.82%)
NII Holdings Inc (a)(b)                                  152,620                                9,141,938
                                                                        ----------------------------------

Coal (1.83%)
Consol Energy Inc (b)                                     57,750                                4,917,990
Peabody Energy Corp                                       66,340                                4,236,472
                                                                        ----------------------------------
                                                                                                9,154,462
                                                                        ----------------------------------
Commercial Banks (0.61%)
Colonial BancGroup Inc/The                               117,910                                3,057,406
                                                                        ----------------------------------

Computer Graphics (0.94%)
Trident Microsystems Inc (a)(b)                          176,720                                4,700,752
                                                                        ----------------------------------

Computers (0.63%)
Rackable Systems Inc (a)                                  61,720                                3,171,791
                                                                        ----------------------------------

Containers - Metal & Glass (0.31%)
Ball Corp (b)                                             38,780                                1,550,424
                                                                        ----------------------------------

Data Processing & Management (1.06%)
Fidelity National Information Services                    79,150                                3,007,700

Global Payments Inc                                       49,110                                2,329,287
                                                                        ----------------------------------
                                                                                                5,336,987
                                                                        ----------------------------------
Dialysis Centers (0.68%)
DaVita Inc (a)                                            60,400                                3,398,104
                                                                        ----------------------------------

Distribution & Wholesale (1.51%)
WESCO International Inc (a)                              100,720                                7,554,000
                                                                        ----------------------------------

Diversified Manufacturing Operations (1.00%)
Roper Industries Inc                                     105,160                                4,990,894
                                                                        ----------------------------------

E-Commerce - Products (1.11%)
Nutri/System Inc (a)(b)                                   82,070                                5,569,270
                                                                        ----------------------------------

Electric Products - Miscellaneous (1.08%)
Ametek Inc                                               110,160                                5,427,583
                                                                        ----------------------------------

Electronic Components - Semiconductors (6.35%)
Advanced Micro Devices Inc (a)                           235,730                                7,625,865
Broadcom Corp (a)                                        162,705                                6,688,803
MEMC Electronic Materials Inc (a)                         37,910                                1,539,146
Micron Technology Inc (a)                                402,380                                6,828,389
PMC - Sierra Inc (a)(b)                                  194,650                                2,419,499
Silicon Laboratories Inc (a)(b)                           97,770                                4,557,060
Sirf Technology Holdings Inc (a)(b)                       63,347                                2,163,300
                                                                        ----------------------------------
                                                                                               31,822,062
                                                                        ----------------------------------
Electronic Measurement Instruments (2.07%)
Agilent Technologies Inc (a)                             201,930                                7,758,151
Itron Inc (a)(b)                                          38,720                                2,596,176
                                                                        ----------------------------------
                                                                                               10,354,327
                                                                        ----------------------------------
E-Marketing & Information (0.68%)
aQuantive Inc (a)(b)                                     135,300                                3,390,618
                                                                        ----------------------------------

Engineering - Research & Development
Services (0.74%)
McDermott International, Inc. (a)                         61,360                                3,730,688
                                                                        ----------------------------------

Enterprise Software & Services (0.64%)
BEA Systems Inc (a)                                      242,777                                3,216,795
                                                                        ----------------------------------

Finance - Investment Banker & Broker (0.65%)
TD Ameritrade Holding Corp                               174,222                                3,233,560
                                                                        ----------------------------------

Finance - Other Services (2.22%)
Chicago Mercantile Exchange Holdings Inc                  16,890                                7,735,620
Nasdaq Stock Market Inc/The (a)(b)                        90,500                                3,386,510
                                                                        ----------------------------------
                                                                                               11,122,130
                                                                        ----------------------------------
Food - Retail (1.19%)
Whole Foods Market Inc                                    96,890                                5,947,108
                                                                        ----------------------------------

Hotels & Motels (1.56%)
Starwood Hotels & Resorts Worldwide Inc (b)              136,720                                7,844,994
                                                                        ----------------------------------

Human Resources (3.22%)
Manpower Inc                                              89,230                                5,813,334
Monster Worldwide Inc (a)                                136,470                                7,833,378

MPS Group Inc (a)                                        157,130                                2,507,795
                                                                        ----------------------------------
                                                                                               16,154,507
                                                                        ----------------------------------
Instruments - Controls (0.62%)
Thermo Electron Corp (a)                                  80,780                                3,113,261
                                                                        ----------------------------------

Internet Connectivity Services (0.55%)
Redback Networks Inc (a)(b)                              122,260                                2,738,624
                                                                        ----------------------------------

Internet Infrastructure Software (3.48%)
Akamai Technologies Inc (a)(b)                           149,940                                5,051,478
F5 Networks Inc (a)(b)                                   118,170                                6,920,035
Openwave Systems Inc (a)(b)                              294,324                                5,477,370
                                                                        ----------------------------------
                                                                                               17,448,883
                                                                        ----------------------------------
Internet Security (0.61%)
Checkfree Corp (a)                                        56,820                                3,060,893
                                                                        ----------------------------------

Investment Management & Advisory
Services (3.20%)
Affiliated Managers Group (a)(b)                          48,950                                4,958,635
Eaton Vance Corp                                          89,810                                2,556,891
T Rowe Price Group Inc (b)                               101,320                                8,530,131
                                                                        ----------------------------------
                                                                                               16,045,657
                                                                        ----------------------------------
Machinery - Construction & Mining (2.10%)
Bucyrus International Inc (b)                             47,935                                2,488,306
Joy Global Inc                                           122,025                                8,015,822
                                                                        ----------------------------------
                                                                                               10,504,128
                                                                        ----------------------------------
Medical - Biomedical/Gene (1.85%)
Biogen Idec Inc (a)(b)                                    49,970                                2,241,154
Celgene Corp (a)(b)                                      111,804                                4,713,657
PDL BioPharma Inc (a)(b)                                  80,150                                2,306,717
                                                                        ----------------------------------
                                                                                                9,261,528
                                                                        ----------------------------------
Medical - Drugs (3.27%)
Allergan Inc                                              44,960                                4,618,291
Cephalon Inc (a)(b)                                       45,070                                2,959,296
Forest Laboratories Inc (a)                               99,180                                4,004,889
Shire PLC ADR (b)                                        101,520                                4,807,987
                                                                        ----------------------------------
                                                                                               16,390,463
                                                                        ----------------------------------
Medical - Generic Drugs (0.72%)
Barr Pharmaceuticals Inc (a)                              59,880                                3,625,734
                                                                        ----------------------------------

Medical - HMO (0.65%)
Humana Inc (a)                                            72,640                                3,281,875
                                                                        ----------------------------------

Medical Information Systems (0.84%)
Cerner Corp (a)(b)                                       106,010                                4,203,297
                                                                        ----------------------------------

Medical Instruments (0.79%)
Intuitive Surgical Inc (a)(b)                             31,100                                3,949,700
                                                                        ----------------------------------

Medical Laboratory & Testing Service (1.37%)
Quest Diagnostics Inc                                    123,170                                6,864,264
                                                                        ----------------------------------

Medical Products (1.21%)
Biomet Inc                                                77,370                                2,876,617
Varian Medical Systems Inc (a)                            60,700                                3,179,466
                                                                        ----------------------------------
                                                                                                6,056,083
                                                                        ----------------------------------

Metal Processors & Fabrication (1.25%)
Precision Castparts Corp                                  99,850                                6,288,553
                                                                        ----------------------------------

Multi-line Insurance (0.70%)
HCC Insurance Holdings Inc (b)                           105,100                                3,519,799
                                                                        ----------------------------------

Non-hazardous Waste Disposal (0.50%)
Republic Services Inc                                     56,880                                2,503,289
                                                                        ----------------------------------

Oil - Field Services (0.53%)
Helix Energy Solutions Group Inc (a)(b)                   68,020                                2,640,536
                                                                        ----------------------------------

Oil & Gas Drilling (0.79%)
Diamond Offshore Drilling Inc                             43,680                                3,964,834
                                                                        ----------------------------------

Oil Company - Exploration & Production (3.79%)
CNX Gas Corp (a)(b)                                       77,430                                2,206,755
Denbury Resources Inc (a)                                 85,460                                2,785,996
Range Resources Corp                                     245,985                                6,525,982
Southwestern Energy Co (a)                               106,740                                3,844,775
Ultra Petroleum Corp (a)(b)                               57,150                                3,655,314
                                                                        ----------------------------------
                                                                                               19,018,822
                                                                        ----------------------------------
Oil Company - Integrated (0.00%)
Marathon Oil Corp                                              1                                       79
                                                                        ----------------------------------

Oil Field Machinery & Equipment (3.12%)
Cooper Cameron Corp (a)                                   78,670                                3,952,381
Grant Prideco Inc (a)(b)                                  92,730                                4,747,776
National Oilwell Varco Inc (a)(b)                        100,750                                6,948,727
                                                                        ----------------------------------
                                                                                               15,648,884
                                                                        ----------------------------------
Oil Refining & Marketing (1.10%)
Sunoco Inc                                                67,760                                5,491,270
                                                                        ----------------------------------

Pharmacy Services (1.73%)
Express Scripts Inc (a)                                   67,960                                5,310,395
Omnicare Inc (b)                                          59,310                                3,363,470
                                                                        ----------------------------------
                                                                                                8,673,865
                                                                        ----------------------------------
Printing - Commercial (0.57%)
VistaPrint Ltd (a)(b)                                     89,133                                2,850,473
                                                                        ----------------------------------

Radio (0.94%)
XM Satellite Radio Holdings Inc (a)                      231,820                                4,687,400
                                                                        ----------------------------------

Real Estate Magagement & Services (1.01%)
CB Richard Ellis Group Inc (a)                            57,800                                5,080,042
                                                                        ----------------------------------

REITS - Hotels (0.59%)
Host Hotels & Resorts Inc (b)                            139,639                                2,935,212
                                                                        ----------------------------------

Research & Development (0.69%)
Pharmaceutical Product Development Inc                    96,900                                3,475,803
                                                                        ----------------------------------

Respiratory Products (0.69%)
Resmed Inc (a)                                            80,660                                3,480,479
                                                                        ----------------------------------


Retail - Apparel & Shoe (2.25%)
Chico's FAS Inc (a)                                      110,130                                4,081,418
Nordstrom Inc                                            128,860                                4,939,204
Urban Outfitters Inc (a)(b)                               97,970                                2,272,904
                                                                        ----------------------------------
                                                                                               11,293,526
                                                                        ----------------------------------
Retail - Computer Equipment (0.83%)
GameStop Corp (a)(b)                                      88,660                                4,184,752
                                                                        ----------------------------------

Retail - Consumer Electronics (0.68%)
Circuit City Stores Inc                                  119,270                                3,429,013
                                                                        ----------------------------------

Retail - Gardening Products (0.52%)
Tractor Supply Co (a)                                     40,350                                2,614,277
                                                                        ----------------------------------

Retail - Mail Order (1.01%)
Williams-Sonoma Inc (b)                                  121,400                                5,083,018
                                                                        ----------------------------------

Semiconductor Equipment (2.82%)
ASML Holding NV (a)(b)                                   183,950                                3,890,542
Kla-Tencor Corp                                          125,250                                6,032,040
Varian Semiconductor Equipment Associates
Inc (a)(b)                                               128,305                                4,201,989
                                                                        ----------------------------------
                                                                                               14,124,571
                                                                        ----------------------------------
Silver Mining (0.30%)
PAN American Silver Corp (a)                              60,629                                1,503,599
                                                                        ----------------------------------

Steel - Specialty (0.87%)
Allegheny Technologies Inc (b)                            63,211                                4,383,051
                                                                        ----------------------------------

Telecommunication Equipment - Fiber
Optics (1.19%)
JDS Uniphase Corp (a)(b)                               1,709,110                                5,964,794
                                                                        ----------------------------------

Transport - Services (1.82%)
CH Robinson Worldwide Inc                                124,380                                5,516,253
UTI Worldwide Inc                                        116,380                                3,629,892
                                                                        ----------------------------------
                                                                                                9,146,145
                                                                        ----------------------------------
Transport - Truck (0.47%)
Landstar System Inc                                       55,180                                2,344,598
                                                                        ----------------------------------

Wireless Equipment (0.78%)
Crown Castle International Corp (a)                      115,490                                3,886,239
                                                                        ----------------------------------
TOTAL COMMON STOCKS                                                  $                        491,343,419
                                                                        ----------------------------------
                                                        Principal
                                                          Amount                                  Value
                                               ------------------ ----- ----------------------------------
MONEY MARKET FUNDS (26.74%)
BNY Institutional Cash Reserve Fund (c)              134,049,000                              134,049,000
                                                                        ----------------------------------
TOTAL MONEY MARKET FUNDS                                             $                        134,049,000
                                                                        ----------------------------------
Total Investments                                                    $                        625,392,419
Liabilities in Excess of Other Assets,
Net - (24.75)%                                                                               (124,061,794)
                                                                        ----------------------------------
TOTAL NET ASSETS - 100.00%                                           $                        501,330,625
                                                                        ==================================
                                                                        ----------------------------------

                                                                        ==================================

(a)            Non-Income Producing Security
(b)            Security or a portion of the security was on loan at the end of the period.
(c)            Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $      93,524,745
Unrealized Depreciation                                       (8,770,213)

                                                           ---------------
Net Unrealized Appreciation (Depreciation)                     84,754,532
Cost for federal income tax purposes                          540,637,887


Portfolio Summary (unaudited)
------------------------------- -------------------- ---------------------
Sector                                                            Percent
------------------------------- -------------------- ---------------------
Financial                                                          35.71%
Consumer, Non-cyclical                                             19.84%
Consumer, Cyclical                                                 16.66%
Technology                                                         15.87%
Industrial                                                         13.19%
Energy                                                             11.15%
Communications                                                     11.15%
Basic Materials                                                     1.18%
Liabilities in Excess of                                        (-24.75%)
Other Assets, Net
                                                     ---------------------
TOTAL NET ASSETS                                                  100.00%
                                                     =====================


Schedule of Investments
April 30, 2006 (unaudited)
Partners MidCap Growth Fund I
                                                         Shares
                                                          Held                                   Value
                                              ------------------ ----- ----------------------------------
COMMON STOCKS (99.55%)
Advertising Services (0.49%)
Getty Images Inc (a)(b)                                  23,200     $                          1,485,032
                                                                       ----------------------------------

Aerospace & Defense (1.24%)
Rockwell Collins Inc                                     64,900                                3,712,280
                                                                       ----------------------------------

Aerospace & Defense Equipment (0.52%)
Alliant Techsystems Inc (a)(b)                           19,700                                1,575,803
                                                                       ----------------------------------

Airlines (0.43%)
Continental Airlines Inc (a)(b)                          50,000                                1,302,000
                                                                       ----------------------------------

Apparel Manufacturers (1.69%)
Coach Inc (b)                                           107,800                                3,559,556
Polo Ralph Lauren Corp                                   25,000                                1,518,000
                                                                       ----------------------------------
                                                                                               5,077,556
                                                                       ----------------------------------
Applications Software (0.89%)
Intuit Inc (b)                                           49,500                                2,681,415
                                                                       ----------------------------------

Auto/Truck Parts & Equipment -
Original (0.34%)
BorgWarner Inc                                           16,800                                1,020,264
                                                                       ----------------------------------

Beverages - Wine & Spirits (0.59%)
Brown-Forman Corp                                        23,600                                1,758,200
                                                                       ----------------------------------

Building - Residential & Commercial (1.65%)
Lennar Corp                                              26,800                                1,472,124
NVR Inc (a)(b)                                            3,350                                2,529,250
Toll Brothers Inc (a)(b)                                 29,400                                  945,210
                                                                       ----------------------------------
                                                                                               4,946,584

                                                                       ----------------------------------
Building Products - Cement & Aggregate (0.50%)
Florida Rock Industries Inc (a)                          24,100                                1,503,117
                                                                       ----------------------------------

Casino Hotels (0.25%)
Harrah's Entertainment Inc                                9,088                                  741,944
                                                                       ----------------------------------

Casino Services (1.12%)
International Game Technology                            88,500                                3,356,805
                                                                       ----------------------------------

Chemicals - Specialty (0.50%)
Ashland Inc                                              22,600                                1,487,532
                                                                       ----------------------------------

Coal (0.56%)
Peabody Energy Corp                                      26,200                                1,673,132
                                                                       ----------------------------------

Commercial Banks (1.78%)
Colonial BancGroup Inc/The                               49,300                                1,278,349
Marshall & Ilsley Corp (a)                               41,300                                1,888,236
Synovus Financial Corp                                   78,000                                2,184,000
                                                                       ----------------------------------
                                                                                               5,350,585
                                                                       ----------------------------------

Commercial Services (0.87%)
Arbitron Inc                                             33,900                                1,208,874
Weight Watchers International Inc                        28,400                                1,401,540
                                                                       ----------------------------------
                                                                                               2,610,414
                                                                       ----------------------------------
Commercial Services - Finance (2.69%)
Equifax Inc                                              72,220                                2,783,359
Moody's Corp                                             85,480                                5,300,615
                                                                       ----------------------------------
                                                                                               8,083,974
                                                                       ----------------------------------
Computer Aided Design (1.55%)
Ansys Inc (a)(b)                                         26,600                                1,501,570
Autodesk Inc (b)                                         75,200                                3,161,408
                                                                       ----------------------------------
                                                                                               4,662,978
                                                                       ----------------------------------
Computer Services (1.01%)
Ceridian Corp (b)                                        61,300                                1,485,299
Factset Research Systems Inc (a)                         34,750                                1,533,865
                                                                       ----------------------------------
                                                                                               3,019,164
                                                                       ----------------------------------
Computers (0.50%)
Palm Inc (a)(b)                                          66,300                                1,498,380
                                                                       ----------------------------------

Computers - Integrated Systems (0.38%)
NCR Corp (b)                                             29,000                                1,142,600
                                                                       ----------------------------------

Computers  -Memory Devices (2.77%)
Network Appliance Inc (a)(b)                             66,300                                2,457,741
SanDisk Corp (a)(b)                                      43,610                                2,783,626
Western Digital Corp (a)(b)                             146,800                                3,088,672
                                                                       ----------------------------------
                                                                                               8,330,039
                                                                       ----------------------------------
Consulting Services (0.82%)
Corporate Executive Board Co                             22,900                                2,453,277
                                                                       ----------------------------------

Data Processing & Management (1.79%)
Dun & Bradstreet Corp (b)                                35,200                                2,711,104
Fair Isaac Corp (a)                                      36,200                                1,343,382
NAVTEQ Corp (b)                                          31,800                                1,320,336
                                                                       ----------------------------------
                                                                                               5,374,822
                                                                       ----------------------------------
Disposable Medical Products (1.18%)
CR Bard Inc                                              47,400                                3,529,404
                                                                       ----------------------------------

Distribution & Wholesale (0.92%)
Building Material Holding Corp (a)                       33,800                                1,129,596
Genuine Parts Co                                         37,600                                1,641,240
                                                                       ----------------------------------
                                                                                               2,770,836
                                                                       ----------------------------------
Diversified Manufacturing Operations (0.90%)
Parker Hannifin Corp                                     33,400                                2,707,070
                                                                       ----------------------------------

Drug Delivery Systems (0.31%)
Alkermes, Inc. (a)(b)                                    42,700                                  916,769
                                                                       ----------------------------------

Electric - Integrated (0.51%)
Pinnacle West Capital Corp                               38,200                                1,531,820
                                                                       ----------------------------------

Electronic Components - Semiconductors (3.72%)
Broadcom Corp (b)                                        67,600                                2,779,036
Microchip Technology Inc                                 83,900                                3,126,114
National Semiconductor Corp                             117,200                                3,513,656

Nvidia Corp (b)                                          60,000                                1,753,200
                                                                       ----------------------------------
                                                                                              11,172,006
                                                                       ----------------------------------
Electronic Connectors (1.49%)
Amphenol Corp                                            43,300                                2,502,740
Thomas & Betts Corp (b)                                  34,500                                1,964,775
                                                                       ----------------------------------
                                                                                               4,467,515
                                                                       ----------------------------------
Electronic Measurement Instruments (1.42%)
Agilent Technologies Inc (b)                            110,800                                4,256,936
                                                                       ----------------------------------

Engines - Internal Combustion (0.38%)
Cummins Inc (a)                                          11,000                                1,149,500
                                                                       ----------------------------------

Enterprise Software & Services (0.40%)
Sybase Inc (b)                                           54,800                                1,192,996
                                                                       ----------------------------------

Finance - Auto Loans (0.58%)
AmeriCredit Corp (a)(b)                                  57,900                                1,753,212
                                                                       ----------------------------------

Finance - Credit Card (0.48%)
CompuCredit Corp (a)(b)                                  36,000                                1,438,200
                                                                       ----------------------------------

Finance - Investment Banker & Broker (0.64%)
AG Edwards Inc                                           36,500                                1,928,660
                                                                       ----------------------------------

Finance - Other Services (0.68%)
Chicago Mercantile Exchange Holdings Inc                  4,450                                2,038,100
                                                                       ----------------------------------

Food - Confectionery (0.37%)
JM Smucker Co/The                                        28,200                                1,107,132
                                                                       ----------------------------------

Food - Miscellaneous/Diversified (0.70%)
Campbell Soup Co                                         65,200                                2,095,528
                                                                       ----------------------------------

Garden Products (0.76%)
Toro Co (a)                                              46,000                                2,274,700
                                                                       ----------------------------------

Gas - Distribution (0.29%)
Energen Corp                                             24,300                                  857,061
                                                                       ----------------------------------

Home Decoration Products (0.69%)
Newell Rubbermaid Inc                                    75,400                                2,067,468
                                                                       ----------------------------------

Hotels & Motels (1.29%)
Choice Hotels International Inc (a)                      48,000                                2,569,440
Hilton Hotels Corp                                       48,800                                1,314,672
                                                                       ----------------------------------
                                                                                               3,884,112
                                                                       ----------------------------------
Human Resources (0.92%)
Manpower Inc                                             42,500                                2,768,875
                                                                       ----------------------------------

Industrial Automation & Robots (0.70%)
Rockwell Automation Inc                                  28,900                                2,094,094
                                                                       ----------------------------------

Industrial Gases (0.69%)
Airgas Inc                                               51,100                                2,066,995
                                                                       ----------------------------------


Instruments - Scientific (0.51%)
Applera Corp - Applied Biosystems Group                  52,670                                1,519,003
                                                                       ----------------------------------

Investment Management & Advisory
Services (2.47%)
Legg Mason Inc                                           30,500                                3,613,640
T Rowe Price Group Inc                                   45,200                                3,805,388
                                                                       ----------------------------------
                                                                                               7,419,028
                                                                       ----------------------------------
Machinery - Construction & Mining (1.19%)
Joy Global Inc                                           26,700                                1,753,923
Terex Corp (b)                                           21,100                                1,826,205
                                                                       ----------------------------------
                                                                                               3,580,128
                                                                       ----------------------------------
Machinery - Pumps (0.88%)
Graco Inc                                                56,800                                2,655,400
                                                                       ----------------------------------

Medical - Biomedical/Gene (1.49%)
Biogen Idec Inc (b)                                      44,000                                1,973,400
Invitrogen Corp (a)(b)                                   19,098                                1,260,659
PDL BioPharma Inc (a)(b)                                 42,600                                1,226,028
                                                                       ----------------------------------
                                                                                               4,460,087
                                                                       ----------------------------------
Medical - Drugs (2.70%)
Allergan Inc                                             20,460                                2,101,651
Forest Laboratories Inc (b)                              69,400                                2,802,372
King Pharmaceuticals Inc (b)                            110,800                                1,926,812
Sepracor Inc (a)(b)                                      28,300                                1,263,312
                                                                       ----------------------------------
                                                                                               8,094,147
                                                                       ----------------------------------
Medical - HMO (1.58%)
Health Net Inc (b)                                       48,000                                1,953,600
Humana Inc (b)                                           61,600                                2,783,088
                                                                       ----------------------------------
                                                                                               4,736,688
                                                                       ----------------------------------
Medical - Wholesale Drug Distribution (0.74%)
AmerisourceBergen Corp                                   51,700                                2,230,855
                                                                       ----------------------------------

Medical Laboratory & Testing Service (2.24%)
Laboratory Corp of America Holdings (a)(b)               52,700                                3,009,170
Quest Diagnostics Inc (a)                                66,680                                3,716,076
                                                                       ----------------------------------
                                                                                               6,725,246
                                                                       ----------------------------------
Medical Products (2.46%)
Biomet Inc (a)                                           79,900                                2,970,682
Henry Schein Inc (a)(b)                                  52,000                                2,424,240
Varian Medical Systems Inc (b)                           38,260                                2,004,059
                                                                       ----------------------------------
                                                                                               7,398,981
                                                                       ----------------------------------
Metal - Copper (1.13%)
Phelps Dodge Corp                                        39,200                                3,378,648
                                                                       ----------------------------------

Metal - Diversified (1.09%)
Freeport-McMoRan Copper & Gold Inc                       50,800                                3,280,664
                                                                       ----------------------------------

Multi-line Insurance (0.50%)
Assurant Inc (a)                                         31,400                                1,512,538
                                                                       ----------------------------------

Multimedia (0.80%)
EW Scripps Co                                            51,900                                2,391,552
                                                                       ----------------------------------

Non-hazardous Waste Disposal (0.41%)
Republic Services Inc                                    28,200                                1,241,082
                                                                       ----------------------------------

Oil - Field Services (0.65%)
Helix Energy Solutions Group Inc (b)                     50,500                                1,960,410
                                                                       ----------------------------------

Oil - US Royalty Trusts (0.03%)
Hugoton Royalty Trust                                     3,665                                  101,348
                                                                       ----------------------------------

Oil & Gas Drilling (1.53%)
Helmerich & Payne Inc                                    33,100                                2,407,694
Rowan Cos Inc (a)                                        49,400                                2,189,902
                                                                       ----------------------------------
                                                                                               4,597,596
                                                                       ----------------------------------
Oil Company - Exploration & Production (3.71%)
Newfield Exploration Co (b)                              43,140                                1,924,044
Noble Energy Inc                                         49,600                                2,231,008
Plains Exploration & Production Co (a)(b)                50,500                                1,861,935
Pogo Producing Co                                        23,000                                1,142,870
Unit Corp (b)                                            24,000                                1,386,000
XTO Energy Inc                                           61,500                                2,604,525
                                                                       ----------------------------------
                                                                                              11,150,382
                                                                       ----------------------------------
Oil Company - Integrated (0.50%)
Amerada Hess Corp (a)                                    10,400                                1,490,008
                                                                       ----------------------------------

Oil Field Machinery & Equipment (0.64%)
Lone Star Technologies Inc (a)(b)                        36,000                                1,908,360
                                                                       ----------------------------------

Oil Refining & Marketing (1.56%)
Sunoco Inc                                               26,700                                2,163,768
Tesoro Corp (a)                                          36,200                                2,531,104
                                                                       ----------------------------------
                                                                                               4,694,872
                                                                       ----------------------------------
Pharmacy Services (0.51%)
Express Scripts Inc (b)                                  19,600                                1,531,544
                                                                       ----------------------------------

Printing - Commercial (0.51%)
RR Donnelley & Sons Co                                   45,300                                1,526,157
                                                                       ----------------------------------

Publishing - Books (0.39%)
John Wiley & Sons Inc                                    31,700                                1,161,488
                                                                       ----------------------------------

Quarrying (0.53%)
Vulcan Materials Co                                      18,900                                1,605,744
                                                                       ----------------------------------

Real Estate Magagement & Services (0.55%)
CB Richard Ellis Group Inc (a)(b)                        18,700                                1,643,543
                                                                       ----------------------------------

REITS - Hotels (0.78%)
Host Hotels & Resorts Inc (a)                           111,200                                2,337,424
                                                                       ----------------------------------

REITS - Regional Malls (0.42%)
CBL & Associates Properties Inc                          31,600                                1,263,684
                                                                       ----------------------------------

Respiratory Products (0.56%)
Respironics Inc (b)                                      45,700                                1,673,534
                                                                       ----------------------------------

Retail - Apparel & Shoe (2.58%)
American Eagle Outfitters                                59,200                                1,918,080
Claire's Stores Inc                                      70,180                                2,471,740

Nordstrom Inc                                            87,400                                3,350,042
                                                                       ----------------------------------
                                                                                               7,739,862
                                                                       ----------------------------------
Retail - Auto Parts (0.42%)
Advance Auto Parts Inc                                   31,050                                1,248,831
                                                                       ----------------------------------

Retail - Automobile (0.61%)
Autonation Inc (a)(b)                                    81,900                                1,844,388
                                                                       ----------------------------------

Retail - Bedding (0.98%)
Bed Bath & Beyond Inc (b)                                76,800                                2,945,280
                                                                       ----------------------------------

Retail - Bookstore (0.55%)
Barnes & Noble Inc (a)                                   36,400                                1,640,912
                                                                       ----------------------------------

Retail - Catalog Shopping (0.56%)
MSC Industrial Direct Co                                 32,600                                1,690,636
                                                                       ----------------------------------

Retail - Discount (1.25%)
TJX Cos Inc                                             155,200                                3,744,976
                                                                       ----------------------------------

Retail - Major Department Store (0.69%)
JC Penney Co Inc                                         31,600                                2,068,536
                                                                       ----------------------------------

Retail - Restaurants (1.86%)
Applebees International Inc                              83,500                                1,938,035
Darden Restaurants Inc                                   44,900                                1,778,040
Domino's Pizza Inc (a)                                   71,400                                1,879,962
                                                                       ----------------------------------
                                                                                               5,596,037
                                                                       ----------------------------------
Schools (0.76%)
ITT Educational Services Inc (b)                         36,100                                2,294,155
                                                                       ----------------------------------

Semiconductor Component - Integrated
Circuits (3.12%)
Analog Devices Inc                                       74,500                                2,825,040
Linear Technology Corp                                   85,800                                3,045,900
Maxim Integrated Products Inc                            99,200                                3,497,792
                                                                       ----------------------------------
                                                                                               9,368,732
                                                                       ----------------------------------
Semiconductor Equipment (1.65%)
Kla-Tencor Corp (a)                                      35,900                                1,728,944
Lam Research Corp (b)                                    65,700                                3,211,416
                                                                       ----------------------------------
                                                                                               4,940,360
                                                                       ----------------------------------
Steel - Producers (0.67%)
Nucor Corp                                               18,400                                2,002,288
                                                                       ----------------------------------

Telecommunication Equipment (1.08%)
Adtran Inc                                               80,300                                2,018,742
Harris Corp (a)                                          26,100                                1,215,477
                                                                       ----------------------------------
                                                                                               3,234,219
                                                                       ----------------------------------
Television (0.73%)
Univision Communications Inc (a)(b)                      61,100                                2,180,659
                                                                       ----------------------------------

Tools - Hand Held (0.97%)
Black & Decker Corp (a)                                  31,260                                2,926,249
                                                                       ----------------------------------

Toys (0.62%)
Mattel Inc                                              115,000                                1,860,700
                                                                       ----------------------------------

Transport - Marine (0.38%)
Overseas Shipholding Group                               23,400                                1,142,622
                                                                       ----------------------------------

Transport - Truck (0.46%)
Landstar System Inc                                      32,200                                1,368,178
                                                                       ----------------------------------

Wireless Equipment (1.60%)
American Tower Corp (b)                                  90,000                                3,072,600
Crown Castle International Corp (a)(b)                   51,300                                1,726,245
                                                                       ----------------------------------
                                                                                               4,798,845

                                                                       ----------------------------------
TOTAL COMMON STOCKS                                                 $                        298,823,492
                                                                       ----------------------------------
                                                       Principal
                                                        Amount                                  Value
                                              ------------------ ----- ----------------------------------
MONEY MARKET FUNDS (14.85%)
BNY Institutional Cash Reserve Fund (c)              44,590,000                               44,590,000
                                                                       ----------------------------------
TOTAL MONEY MARKET FUNDS                                            $                         44,590,000
                                                                       ----------------------------------
Total Investments                                                   $                        343,413,492
Liabilities in Excess of Other Assets,
Net - (14.40)%                                                                               (43,233,746)
                                                                       ----------------------------------
TOTAL NET ASSETS - 100.00%                                          $                        300,179,746
                                                                       ==================================
                                                                       ----------------------------------

                                                                       ==================================

(a)            Security or a portion of the security was on loan at the end of the period.
(b)            Non-Income Producing Security
(c)            Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $      48,358,026
Unrealized Depreciation                                 (6,229,756)
                                                     ---------------
Net Unrealized Appreciation (Depreciation)               42,128,270
Cost for federal income tax purposes                    301,285,222



Portfolio Summary (unaudited)
------------------------------- ---- ---------------------
Sector                                            Percent
------------------------------- ---- ---------------------
Financial                                          23.74%
Consumer, Non-cyclical                             21.99%
Consumer, Cyclical                                 19.26%
Technology                                         17.78%
Industrial                                         11.96%
Energy                                              9.19%
Communications                                      5.08%
Basic Materials                                     4.60%
Utilities                                           0.80%
Liabilities in Excess of                        (-14.40%)
Other Assets, Net
                                     ---------------------
TOTAL NET ASSETS                                  100.00%
                                     =====================


Schedule of Investments
April 30, 2006 (unaudited)
Partners MidCap Value Fund
                                                        Shares
                                                         Held                                   Value
                                              ------------------ ----- ----------------------------------
COMMON STOCKS (98.87%)
Appliances (1.96%)
Whirlpool Corp (a)                                      147,200     $                         13,211,200
                                                                       ----------------------------------

Auto/Truck Parts & Equipment -
Original (1.69%)
Johnson Controls Inc (a)                                140,000                               11,417,000
                                                                       ----------------------------------

Beverages - Wine & Spirits (1.48%)
Constellation Brands Inc (a)(b)                         404,100                                9,981,270
                                                                       ----------------------------------

Building - Heavy Construction (1.46%)
Chicago Bridge & Iron Co NV (a)                         409,500                                9,815,715
                                                                       ----------------------------------

Building - Residential & Commercial (10.08%)
Beazer Homes USA Inc (a)                                102,300                                5,895,549
Centex Corp (a)                                         191,900                               10,669,640
Hovnanian Enterprises Inc (a)(b)                        265,400                               10,554,958
KB Home                                                 169,500                               10,436,115
Lennar Corp                                             189,800                               10,425,714
NVR Inc (a)(b)                                           12,600                                9,513,000
Pulte Homes Inc                                         280,000                               10,458,000
                                                                       ----------------------------------
                                                                                              67,952,976
                                                                       ----------------------------------
Coal (3.74%)
Arch Coal Inc (a)                                       111,200                               10,562,888
Foundation Coal Holdings Inc (a)                        124,600                                6,317,220
Peabody Energy Corp                                     130,400                                8,327,344
                                                                       ----------------------------------
                                                                                              25,207,452
                                                                       ----------------------------------
Computers - Peripheral Equipment (1.75%)
Lexmark International Inc (a)(b)                        242,400                               11,804,880
                                                                       ----------------------------------

Consumer Products - Miscellaneous (0.95%)
Jarden Corp (a)(b)                                      189,100                                6,429,400
                                                                       ----------------------------------

Diversified Manufacturing Operations (4.10%)
Eaton Corp                                              185,900                               14,249,235
Ingersoll-Rand Co Ltd                                   306,100                               13,391,875
                                                                       ----------------------------------
                                                                                              27,641,110
                                                                       ----------------------------------
Electric - Integrated (5.92%)
DPL Inc                                                 473,100                               12,854,127
Edison International                                    306,800                               12,397,788
TXU Corp                                                295,100                               14,645,813
                                                                       ----------------------------------
                                                                                              39,897,728
                                                                       ----------------------------------
Electronic Components - Semiconductors (0.94%)
International Rectifier Corp (a)(b)                     139,700                                6,314,440
                                                                       ----------------------------------

Finance - Investment Banker & Broker (1.84%)
Bear Stearns Cos Inc/The                                 87,300                               12,441,123
                                                                       ----------------------------------

Finance - Mortgage Loan/Banker (2.25%)
IndyMac Bancorp Inc                                     314,600                               15,201,472
                                                                       ----------------------------------


Financial Guarantee Insurance (3.15%)
AMBAC Financial Group Inc                               119,000                                9,800,840
PMI Group Inc/The                                       247,400                               11,417,510
                                                                       ----------------------------------
                                                                                              21,218,350
                                                                       ----------------------------------
Independent Power Producer (3.50%)
Mirant Corp (a)(b)                                      487,100                               11,963,176
NRG Energy Inc (a)(b)                                   244,400                               11,630,996
                                                                       ----------------------------------
                                                                                              23,594,172
                                                                       ----------------------------------
Internet Security (1.07%)
Check Point Software Technologies (a)(b)                372,300                                7,204,005
                                                                       ----------------------------------

Machinery - Construction & Mining (3.03%)
Joy Global Inc (a)                                       80,050                                5,258,485
Terex Corp (b)                                          175,400                               15,180,870
                                                                       ----------------------------------
                                                                                              20,439,355
                                                                       ----------------------------------
Machinery - General Industry (0.90%)
Manitowoc Co Inc/The                                    123,000                                6,099,570
                                                                       ----------------------------------

Medical - Drugs (1.19%)
Shire PLC ADR (a)                                       169,600                                8,032,256
                                                                       ----------------------------------

Medical - HMO (2.44%)
Aetna Inc                                               207,100                                7,973,350
Coventry Health Care Inc (b)                            171,300                                8,508,471
                                                                       ----------------------------------
                                                                                              16,481,821
                                                                       ----------------------------------
Medical - Hospitals (2.76%)
LifePoint Hospitals Inc (b)                             307,700                                9,754,090
Triad Hospitals Inc (b)                                 214,700                                8,845,640
                                                                       ----------------------------------
                                                                                              18,599,730
                                                                       ----------------------------------
Metal - Copper (1.09%)
Phelps Dodge Corp                                        85,100                                7,334,769
                                                                       ----------------------------------

Metal Processors & Fabrication (1.78%)
Timken Co                                               343,000                               11,970,700
                                                                       ----------------------------------

Motorcycle/Motor Scooter (1.26%)
Harley-Davidson Inc (a)                                 167,100                                8,495,364
                                                                       ----------------------------------

Oil - US Royalty Trusts (0.04%)
Hugoton Royalty Trust                                     8,937                                  247,115
                                                                       ----------------------------------

Oil Company - Exploration & Production (8.53%)
Canadian Natural Resources Ltd                          165,900                                9,987,180
Denbury Resources Inc (b)                               209,700                                6,836,220
Kerr-McGee Corp                                          88,800                                8,867,568
Quicksilver Resources Inc (a)(b)                        170,900                                7,082,096
Southwestern Energy Co (a)(b)                           135,600                                4,884,312
Talisman Energy Inc                                     239,600                               13,532,608
XTO Energy Inc                                          149,954                                6,350,552
                                                                       ----------------------------------
                                                                                              57,540,536
                                                                       ----------------------------------
Oil Refining & Marketing (1.94%)
Sunoco Inc                                              161,100                               13,055,544
                                                                       ----------------------------------

Pharmacy Services (1.03%)
Omnicare Inc (a)                                        121,900                                6,912,949
                                                                       ----------------------------------

Pipelines (3.96%)
National Fuel Gas Co                                    420,400                               13,978,300
Williams Cos Inc (a)                                    581,100                               12,743,523
                                                                       ----------------------------------
                                                                                              26,721,823
                                                                       ----------------------------------
Reinsurance (2.02%)
Endurance Specialty Holdings Ltd (a)                    440,100                               13,625,496
                                                                       ----------------------------------

REITS - Diversified (3.78%)
Colonial Properties Trust (a)                           257,600                               12,684,224
iStar Financial Inc                                     335,200                               12,824,752
                                                                       ----------------------------------
                                                                                              25,508,976
                                                                       ----------------------------------
REITS - Office Property (1.90%)
Trizec Properties Inc (a)                               513,300                               12,842,766
                                                                       ----------------------------------

REITS - Shopping Centers (1.95%)
Developers Diversified Realty Corp (a)                  246,600                               13,119,120
                                                                       ----------------------------------

REITS - Warehouse & Industrial (0.29%)
First Industrial Realty Trust Inc (a)                    50,300                                1,973,772
                                                                       ----------------------------------

Rental - Auto & Equipment (0.47%)
United Rentals Inc (b)                                   88,700                                3,163,929
                                                                       ----------------------------------

Retail - Apparel & Shoe (3.18%)
Foot Locker Inc                                         394,000                                9,132,920
HOT Topic Inc (a)(b)                                    247,800                                3,674,874
Ross Stores Inc                                         280,900                                8,606,776
                                                                       ----------------------------------
                                                                                              21,414,570

                                                                       ----------------------------------
Retail - Auto Parts (0.91%)
Advance Auto Parts Inc                                  152,650                                6,139,583
                                                                       ----------------------------------

Retail - Discount (1.18%)
TJX Cos Inc                                             328,400                                7,924,292
                                                                       ----------------------------------

Savings & Loans - Thrifts (0.93%)
Hudson City Bancorp Inc                                 469,300                                6,293,313
                                                                       ----------------------------------

Schools (0.82%)
Career Education Corp (a)(b)                            149,500                                5,512,065
                                                                       ----------------------------------

Telecommunication Equipment (1.98%)
Arris Group Inc (a)(b)                                  938,200                               11,117,670
Avaya Inc (b)                                           185,400                                2,224,800
                                                                       ----------------------------------
                                                                                              13,342,470
                                                                       ----------------------------------
Transport - Marine (2.15%)
Frontline Ltd (a)                                       165,600                                5,325,696
Ship Finance International Ltd (a)                      490,080                                8,346,062
Teekay Shipping Corp                                     21,300                                  819,411
                                                                       ----------------------------------
                                                                                              14,491,169
                                                                       ----------------------------------
Vitamins & Nutrition Products (1.48%)
NBTY Inc (a)(b)                                         440,600                                9,979,590
                                                                       ----------------------------------
TOTAL COMMON STOCKS                                                 $                        666,594,936
                                                                       ----------------------------------

                                                    Principal
                                                     Amount                                  Value
                                              ------------------ ----- ----------------------------------
MONEY MARKET FUNDS (25.22%)
BNY Institutional Cash Reserve Fund (c)             170,072,000                              170,072,000
                                                                       ----------------------------------
TOTAL MONEY MARKET FUNDS                                            $                        170,072,000
                                                                       ----------------------------------
Total Investments                                                   $                        836,666,936
Liabilities in Excess of Other Assets,
Net - (24.09)%                                                                              (162,425,333)
                                                                       ----------------------------------
TOTAL NET ASSETS - 100.00%                                          $                        674,241,603
                                                                       ==================================
                                                                       ----------------------------------

                                                                       ==================================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $      84,421,572
Unrealized Depreciation                                   (23,711,735)
                                                        ---------------
Net Unrealized Appreciation (Depreciation)                  60,709,837
Cost for federal income tax purposes                       775,957,099



Portfolio Summary (unaudited)
------------------------------- ----------------- ---------------------
Sector                                                         Percent
------------------------------- ----------------- ---------------------
Financial                                                       43.35%
Consumer, Cyclical                                              20.25%
Energy                                                          18.21%
Industrial                                                      13.41%
Consumer, Non-cyclical                                          12.62%
Utilities                                                        9.42%
Communications                                                   3.05%
Technology                                                       2.69%
Basic Materials                                                  1.09%
Liabilities in Excess of                                     (-24.09%)
Other Assets, Net
                                                  ---------------------
TOTAL NET ASSETS                                               100.00%
                                                  =====================


Schedule of Investments
April 30, 2006 (unaudited)
Partners SmallCap Growth Fund II
                                                       Shares
                                                        Held                                   Value
                                              ------------------ ----- ----------------------------------
COMMON STOCKS (96.52%)
Aerospace & Defense Equipment (1.79%)
AAR Corp (a)(b)                                         198,000     $                          5,282,640
BE Aerospace Inc (a)(b)                                 184,400                                4,799,932
DRS Technologies Inc (a)                                 37,323                                2,072,546
                                                                       ----------------------------------
                                                                                              12,155,118
                                                                       ----------------------------------
Apparel Manufacturers (1.05%)
Phillips-Van Heusen (a)                                 178,200                                7,163,640
                                                                       ----------------------------------

Applications Software (2.96%)
MRO Software Inc (b)                                    130,445                                2,481,064
Nuance Communications Inc (b)                           424,700                                5,448,901
PDF Solutions Inc (a)(b)                                 47,760                                  745,056
Progress Software Corp (a)(b)                           272,700                                7,523,793
Verint Systems Inc (b)                                  121,900                                3,954,436
                                                                       ----------------------------------
                                                                                              20,153,250
                                                                       ----------------------------------
Athletic Equipment (0.40%)
Nautilus Inc (a)                                        167,700                                2,750,280
                                                                       ----------------------------------

Auto/Truck Parts & Equipment -
Original (0.12%)
American Axle & Manufacturing Holdings                   44,900                                  790,689
                                                                       ----------------------------------

Batteries & Battery Systems (0.42%)
Energy Conversion Devices Inc (a)(b)                     56,600                                2,830,566
                                                                       ----------------------------------

Beverages - Non-alcoholic (0.42%)
Hansen Natural Corp (a)(b)                               22,232                                2,878,155
                                                                       ----------------------------------

Building - Residential & Commercial (1.07%)
Hovnanian Enterprises Inc (b)                            83,100                                3,304,887
Technical Olympic USA Inc (a)                           189,700                                3,983,700
                                                                       ----------------------------------
                                                                                               7,288,587
                                                                       ----------------------------------
Building Products - Cement & Aggregate (0.10%)
Eagle Materials Inc (a)                                  10,100                                  669,125
                                                                       ----------------------------------

Building Products - Light Fixtures (0.76%)
Genlyte Group Inc (a)(b)                                 75,400                                5,195,814
                                                                       ----------------------------------

Commercial Banks (2.41%)
Prosperity Bancshares Inc (a)                            66,200                                2,158,120
Texas Capital Bancshares Inc (a)(b)                      92,569                                2,134,641
UCBH Holdings Inc (a)                                   448,852                                7,940,192
Wilshire Bancorp Inc (a)                                127,489                                2,325,400
Yardville National Bancorp (a)                           51,128                                1,848,277
                                                                       ----------------------------------
                                                                                              16,406,630
                                                                       ----------------------------------
Commercial Services (0.21%)
Providence Service Corp/The (a)(b)                       44,700                                1,400,004
                                                                       ----------------------------------

Communications Software (0.23%)
Smith Micro Software Inc (b)                            125,219                                1,555,220
                                                                       ----------------------------------


Computer Aided Design (0.53%)
Ansys Inc (b)                                            64,115                                3,619,292
                                                                       ----------------------------------

Computer Services (3.04%)
CACI International Inc (a)(b)                            98,190                                6,140,803
Cognizant Technology Solutions Corp (b)                 168,660                               10,728,463
Factset Research Systems Inc (a)                         85,860                                3,789,860
                                                                       ----------------------------------
                                                                                              20,659,126
                                                                       ----------------------------------
Computers - Integrated Systems (0.96%)
Micros Systems Inc (b)                                   64,084                                2,678,711
Radiant Systems Inc (a)(b)                               76,900                                  999,700
Radisys Corp (a)(b)                                     135,000                                2,856,600
                                                                       ----------------------------------
                                                                                               6,535,011
                                                                       ----------------------------------
Consulting Services (1.22%)
CRA International Inc (a)(b)                            101,500                                4,949,140
DiamondCluster International Inc (a)(b)                 179,102                                1,851,915
Navigant Consulting Inc (a)(b)                           72,000                                1,517,760
                                                                       ----------------------------------
                                                                                               8,318,815
                                                                       ----------------------------------
Consumer Products - Miscellaneous (0.84%)
Central Garden and Pet Co (b)                           115,600                                5,694,456
                                                                       ----------------------------------

Data Processing & Management (0.44%)
Fair Isaac Corp                                          80,325                                2,980,861
                                                                       ----------------------------------

Decision Support Software (0.39%)
SPSS Inc (a)(b)                                          75,349                                2,626,666
                                                                       ----------------------------------

Diagnostic Equipment (1.32%)
Gen-Probe Inc (b)                                        84,587                                4,522,867
Immucor Inc (a)(b)                                      121,500                                3,529,575
Neurometrix Inc (a)(b)                                   25,000                                  943,000
                                                                       ----------------------------------
                                                                                               8,995,442
                                                                       ----------------------------------
Distribution & Wholesale (3.10%)
Aviall Inc (a)(b)                                        90,100                                3,396,770
Beacon Roofing Supply Inc (a)(b)                         64,000                                2,368,000
LKQ Corp (a)(b)                                         174,900                                3,679,896
WESCO International Inc (b)                             155,580                               11,668,500
                                                                       ----------------------------------
                                                                                              21,113,166
                                                                       ----------------------------------
Diversified Manufacturing Operations (1.53%)
ESCO Technologies Inc (a)(b)                            204,900                               10,388,430
                                                                       ----------------------------------

Drug Delivery Systems (0.57%)
I-Flow Corp (a)(b)                                       81,108                                1,109,557
Penwest Pharmaceuticals Co (a)(b)                       138,200                                2,766,764
                                                                       ----------------------------------
                                                                                               3,876,321
                                                                       ----------------------------------
E-Commerce - Products (1.40%)
Nutri/System Inc (a)(b)                                 140,700                                9,547,902
                                                                       ----------------------------------

Educational Software (0.53%)
Blackboard Inc (a)(b)                                   122,162                                3,587,898
                                                                       ----------------------------------

Electronic Components - Miscellaneous (1.38%)
Benchmark Electronics Inc (a)(b)                        272,825                                7,448,123
International DisplayWorks Inc (a)(b)                    98,468                                  553,390
Technitrol Inc (a)                                       55,700                                1,394,728
                                                                       ----------------------------------
                                                                                               9,396,241
                                                                       ----------------------------------

Electronic Components - Semiconductors (3.11%)
Bookham Inc (a)(b)                                      197,800                                1,204,602
Cree Inc (a)(b)                                          50,600                                1,508,892
Emcore Corp (a)(b)                                       16,200                                  172,692
Fairchild Semiconductor International Inc (b)           129,500                                2,676,765
Ikanos Communications Inc (a)(b)                        161,500                                2,990,980
Microsemi Corp (a)(b)                                   301,000                                8,223,320
Mindspeed Technologies Inc (a)(b)                        97,901                                  340,695
Silicon Image Inc (a)(b)                                334,300                                3,409,860
Sirf Technology Holdings Inc (a)(b)                      17,600                                  601,040
                                                                       ----------------------------------
                                                                                              21,128,846
                                                                       ----------------------------------
Electronic Design Automation (0.25%)
Ansoft Corp (b)                                          38,771                                1,712,903
                                                                       ----------------------------------

Electronic Security Devices (0.64%)
American Science & Engineering Inc (a)(b)                36,801                                3,154,214
Taser International Inc (a)(b)                          110,987                                1,187,561
                                                                       ----------------------------------
                                                                                               4,341,775
                                                                       ----------------------------------
E-Marketing & Information (0.29%)
24/7 Real Media Inc (a)(b)                              192,316                                1,946,238
                                                                       ----------------------------------

Energy - Alternate Sources (0.50%)
KFX Inc (a)(b)                                          187,900                                3,391,595
                                                                       ----------------------------------

Engineering - Research & Development
Services (0.56%)
EMCOR Group Inc (b)                                      76,700                                3,838,835
                                                                       ----------------------------------

Enterprise Software & Services (1.43%)
Neoware Inc (a)(b)                                      246,635                                5,344,580
Opnet Technologies Inc (b)                              123,900                                1,525,209
Ultimate Software Group Inc (a)(b)                      111,700                                2,856,169
                                                                       ----------------------------------
                                                                                               9,725,958
                                                                       ----------------------------------
Entertainment Software (0.31%)
THQ Inc (a)(b)                                           83,020                                2,127,803
                                                                       ----------------------------------

E-Services - Consulting (0.74%)
Digital Insight Corp (b)                                 85,602                                2,952,413
WebSideStory Inc (a)(b)                                 122,147                                2,098,485
                                                                       ----------------------------------
                                                                                               5,050,898
                                                                       ----------------------------------
Fiduciary Banks (1.06%)
Investors Financial Services Corp                       150,800                                7,217,288
                                                                       ----------------------------------

Firearms & Ammunition (0.20%)
Smith & Wesson Holding Corp (a)(b)                      212,900                                1,360,431
                                                                       ----------------------------------

Footwear & Related Apparel (0.42%)
CROCS Inc (a)(b)                                         11,300                                  337,870
Iconix Brand Group Inc (a)(b)                           144,700                                2,488,840
                                                                       ----------------------------------
                                                                                               2,826,710
                                                                       ----------------------------------
Gambling (Non-Hotel) (0.21%)
Pinnacle Entertainment Inc (a)(b)                        51,300                                1,400,490
                                                                       ----------------------------------

Health Care Cost Containment (0.17%)
Healthspring Inc (a)(b)                                  70,100                                1,191,700
                                                                       ----------------------------------


Hotels & Motels (1.15%)
Morgans Hotel Group Co (a)(b)                            49,800                                  896,400
Orient-Express Hotels Ltd                               169,800                                6,961,800
                                                                       ----------------------------------
                                                                                               7,858,200
                                                                       ----------------------------------
Housewares (0.23%)
Lifetime Brands Inc                                      53,590                                1,587,336
                                                                       ----------------------------------

Human Resources (1.65%)
Gevity HR Inc (a)                                        52,900                                1,359,001
Kenexa Corp (a)(b)                                       36,300                                1,206,249
Korn/Ferry International (a)(b)                          85,500                                1,795,500
Labor Ready Inc (a)(b)                                  258,600                                6,834,798
                                                                       ----------------------------------
                                                                                              11,195,548
                                                                       ----------------------------------
Industrial Automation & Robots (0.71%)
Cognex Corp                                             181,400                                4,834,310
                                                                       ----------------------------------

Industrial Gases (0.97%)
Airgas Inc                                              163,500                                6,613,575
                                                                       ----------------------------------

Internet Connectivity Services (0.34%)
Internap Network Services Corp (b)                      303,400                                  397,454
Redback Networks Inc (a)(b)                              84,176                                1,885,542
                                                                       ----------------------------------
                                                                                               2,282,996
                                                                       ----------------------------------
Internet Content - Information & News (0.17%)
TheStreet.com Inc (a)                                   112,632                                1,172,499
                                                                       ----------------------------------

Internet Infrastructure Equipment (0.20%)
Avocent Corp (b)                                         50,300                                1,355,082
                                                                       ----------------------------------

Internet Infrastructure Software (0.48%)
Openwave Systems Inc (a)(b)                              95,300                                1,773,533
Opsware Inc (a)(b)                                      173,463                                1,467,497
                                                                       ----------------------------------
                                                                                               3,241,030
                                                                       ----------------------------------
Internet Security (0.95%)
RSA Security Inc (b)                                    188,100                                3,938,814
Secure Computing Corp (a)(b)                            236,300                                2,540,225
                                                                       ----------------------------------
                                                                                               6,479,039
                                                                       ----------------------------------
Internet Telephony (0.48%)
j2 Global Communications Inc (a)(b)                      66,900                                3,284,121
                                                                       ----------------------------------

Investment Management & Advisory
Services (0.26%)
Calamos Asset Management Inc                             45,304                                1,755,983
                                                                       ----------------------------------

Lasers - Systems & Components (0.44%)
II-VI Inc (b)                                           137,769                                2,984,077
                                                                       ----------------------------------

Machinery - Construction & Mining (0.73%)
JLG Industries Inc                                      174,050                                4,991,754
                                                                       ----------------------------------

Machinery - General Industry (1.03%)
Middleby Corp (a)(b)                                     48,200                                4,256,542
Wabtec Corp                                              75,400                                2,754,362
                                                                       ----------------------------------
                                                                                               7,010,904
                                                                       ----------------------------------
Machinery Tools & Related Products (0.42%)
Kennametal Inc                                           46,700                                2,888,395
                                                                       ----------------------------------

Medical  - Outpatient & Home Medical
Care (0.12%)
NovaMed Inc (b)                                         115,502                                  813,134
                                                                       ----------------------------------

Medical - Biomedical/Gene (3.69%)
Affymetrix Inc (a)(b)                                    47,900                                1,372,335
Alexion Pharmaceuticals Inc (a)(b)                       64,400                                2,188,956
Charles River Laboratories International (b)             40,232                                1,900,962
Digene Corp (a)(b)                                       46,342                                1,914,388
Illumina Inc (a)(b)                                      97,988                                3,099,360
Incyte Corp (a)(b)                                      221,300                                  922,821
Keryx Biopharmaceuticals Inc (a)(b)                     109,300                                1,861,379
Lifecell Corp (a)(b)                                     88,515                                2,393,446
PDL BioPharma Inc (a)(b)                                112,600                                3,240,628
Serologicals Corp (a)(b)                                 63,500                                1,976,120
Telik Inc (a)(b)                                        229,237                                4,215,668
                                                                       ----------------------------------
                                                                                              25,086,063
                                                                       ----------------------------------
Medical - Drugs (1.30%)
Cubist Pharmaceuticals Inc (b)                           88,200                                1,999,494
First Horizon Pharmaceutical Corp (a)(b)                198,000                                4,409,460
Salix Pharmaceuticals Ltd (a)(b)                        111,000                                1,520,700
Vaxgen Inc (b)                                          111,000                                  893,550
                                                                       ----------------------------------
                                                                                               8,823,204
                                                                       ----------------------------------
Medical - Hospitals (1.01%)
Horizon Health Corp (a)(b)                               81,956                                1,712,880
United Surgical Partners International (a)(b)           156,650                                5,171,017
                                                                       ----------------------------------
                                                                                               6,883,897
                                                                       ----------------------------------
Medical Imaging Systems (0.18%)
Merge Technologies Inc (a)(b)                            98,400                                1,243,776
                                                                       ----------------------------------

Medical Information Systems (0.36%)
Allscripts Healthcare Solutions Inc (a)(b)              145,100                                2,471,053
                                                                       ----------------------------------

Medical Instruments (1.45%)
Arthrocare Corp (a)(b)                                  134,500                                6,096,885
DexCom Inc (a)(b)                                        65,300                                1,642,948
DJ Orthopedics Inc (b)                                   26,400                                1,049,664
Micrus Endovascular Corp (b)                             77,500                                1,091,975
                                                                       ----------------------------------
                                                                                               9,881,472
                                                                       ----------------------------------
Medical Laboratory & Testing Service (0.21%)
Bio-Reference Labs Inc (a)(b)                            75,369                                1,439,548
                                                                       ----------------------------------

Medical Laser Systems (0.19%)
Intralase Corp (a)(b)                                    59,500                                1,278,060
                                                                       ----------------------------------

Medical Products (1.01%)
ThermoGenesis Corp (b)                                  160,079                                  661,126
Viasys Healthcare Inc (a)(b)                            213,700                                6,214,396
                                                                       ----------------------------------
                                                                                               6,875,522
                                                                       ----------------------------------
Motion Pictures & Services (0.28%)
Lions Gate Entertainment Corp (a)(b)                    195,150                                1,906,615
                                                                       ----------------------------------

MRI - Medical Diagnostic Imaging (0.04%)
Nighthawk Radiology Holdings Inc (a)(b)                  12,500                                  302,875
                                                                       ----------------------------------

Networking Products (0.95%)
Atheros Communications Inc (a)(b)                        61,200                                1,553,868
Foundry Networks Inc (a)(b)                             183,600                                2,608,956
Ixia (a)(b)                                             202,400                                2,287,120
                                                                       ----------------------------------
                                                                                               6,449,944
                                                                       ----------------------------------
Oil - Field Services (3.67%)
Allis-Chalmers Energy Inc (b)                            69,400                                1,079,170
Core Laboratories NV (b)                                 14,400                                  882,000
Helix Energy Solutions Group Inc (a)(b)                  71,280                                2,767,090
Hercules Offshore Inc (a)(b)                             72,244                                2,954,057
Hornbeck Offshore Services Inc (a)(b)                    34,700                                1,246,077
Superior Energy Services (a)(b)                         122,600                                3,941,590
Tetra Technologies Inc (a)(b)                           241,514                               11,882,489
Warrior Energy Service Corp (b)                           6,500                                  195,000
                                                                       ----------------------------------
                                                                                              24,947,473

                                                                       ----------------------------------
Oil & Gas Drilling (1.17%)
Atwood Oceanics Inc (a)(b)                               36,092                                1,925,508
Bronco Drilling Co Inc (a)(b)                            26,800                                  723,868
Patterson-UTI Energy Inc                                163,100                                5,277,916
                                                                       ----------------------------------
                                                                                               7,927,292

                                                                       ----------------------------------
Oil Company - Exploration & Production (2.23%)
EXCO Resources Inc (a)(b)                               156,500                                2,007,895
KCS Energy Inc (a)(b)                                   273,400                                8,024,290
Quicksilver Resources Inc (a)(b)                        124,150                                5,144,776
                                                                       ----------------------------------
                                                                                              15,176,961

                                                                       ----------------------------------
Oil Field Machinery & Equipment (0.31%)
Dresser-Rand Group Inc (b)                               83,800                                2,092,486
                                                                       ----------------------------------

Patient Monitoring Equipment (0.47%)
Aspect Medical Systems Inc (a)(b)                       102,700                                2,922,842
Visicu Inc (a)(b)                                        11,100                                  264,180
                                                                       ----------------------------------
                                                                                               3,187,022
                                                                       ----------------------------------
Physical Therapy & Rehabilitation
Centers (1.88%)
Psychiatric Solutions Inc (a)(b)                        386,398                               12,774,318
                                                                       ----------------------------------

Physician Practice Management (1.89%)
Matria Healthcare Inc (a)(b)                             33,400                                1,025,046
Pediatrix Medical Group Inc (b)                         233,160                               11,802,559
                                                                       ----------------------------------
                                                                                              12,827,605
                                                                       ----------------------------------
Property & Casualty Insurance (0.24%)
Selective Insurance Group                                11,100                                  617,826
United America Indemnity Ltd (b)                         44,066                                1,046,127
                                                                       ----------------------------------
                                                                                               1,663,953
                                                                       ----------------------------------
REITS - Healthcare (0.89%)
Ventas Inc (a)                                          184,600                                6,030,882
                                                                       ----------------------------------

REITS - Office Property (0.41%)
BioMed Realty Trust Inc                                 100,200                                2,773,536
                                                                       ----------------------------------

Rental - Auto & Equipment (0.89%)
Aaron Rents Inc (a)                                     124,800                                3,352,128
H&E Equipment Services Inc (a)(b)                        76,770                                2,680,041
                                                                       ----------------------------------
                                                                                               6,032,169
                                                                       ----------------------------------
Respiratory Products (1.03%)
Resmed Inc (b)                                          163,070                                7,036,470
                                                                       ----------------------------------

Retail - Apparel & Shoe (2.49%)
Aeropostale Inc (a)(b)                                  168,050                                5,160,815
Cache Inc. (a)(b)                                        73,034                                1,451,186

Childrens Place Retail Stores Inc/The (a)(b)            120,000                                7,413,600
DSW Inc (a)(b)                                           50,800                                1,590,040
Stein Mart Inc                                            6,900                                  109,020
Wet Seal Inc/The (a)(b)                                 212,081                                1,219,466
                                                                       ----------------------------------
                                                                                              16,944,127
                                                                       ----------------------------------
Retail - Mail Order (0.07%)
Celebrate Express Inc (b)                                37,065                                  505,937
                                                                       ----------------------------------

Retail - Music Store (0.64%)
Guitar Center Inc (a)(b)                                 80,500                                4,327,680
                                                                       ----------------------------------

Retail - Pet Food & Supplies (0.48%)
Petco Animal Supplies Inc (a)(b)                        148,300                                3,247,770
                                                                       ----------------------------------

Retail - Petroleum Products (0.15%)
World Fuel Services Corp (a)                             24,700                                  988,988
                                                                       ----------------------------------

Retail - Restaurants (2.16%)
California Pizza Kitchen Inc (a)(b)                     175,600                                5,548,960
Chipotle Mexican Grill Inc (a)(b)                        12,400                                  647,156
CKE Restaurants Inc (a)                                 363,900                                5,760,537
Panera Bread Co (b)                                      36,950                                2,740,951
                                                                       ----------------------------------
                                                                                              14,697,604
                                                                       ----------------------------------
Retail - Sporting Goods (0.16%)
Hibbett Sporting Goods Inc (a)(b)                        35,152                                1,065,457
                                                                       ----------------------------------

Rubber & Plastic Products (0.16%)
PW Eagle Inc (a)                                         35,400                                1,080,408
                                                                       ----------------------------------

Savings & Loans - Thrifts (0.70%)
Bankunited Financial Corp (a)                            99,400                                3,050,586
Harbor Florida Bancshares Inc                            46,500                                1,746,540
                                                                       ----------------------------------
                                                                                               4,797,126
                                                                       ----------------------------------
Semiconductor Component - Integrated
Circuits (1.05%)
Exar Corp (b)                                           158,750                                2,300,287
Power Integrations Inc (a)(b)                           123,900                                2,622,963
Standard Microsystems Corp (a)(b)                        96,500                                2,248,450
                                                                       ----------------------------------
                                                                                               7,171,700
                                                                       ----------------------------------
Semiconductor Equipment (2.20%)
Cohu Inc (a)                                             73,300                                1,406,627
Formfactor Inc (a)(b)                                    56,001                                2,334,682
Nextest Systems Corp (b)                                 66,500                                1,032,745
Photronics Inc (a)(b)                                   156,800                                2,817,696
Rudolph Technologies Inc (a)(b)                         225,805                                3,743,847
Semitool Inc (a)(b)                                     196,716                                1,827,491
Varian Semiconductor Equipment
Associates Inc (b)                                       43,645                                1,429,374
Veeco Instruments Inc (b)                                16,900                                  404,755
                                                                       ----------------------------------
                                                                                              14,997,217
                                                                       ----------------------------------
Steel - Producers (0.87%)
Steel Dynamics Inc (a)                                   94,700                                5,913,068
                                                                       ----------------------------------

Steel - Specialty (0.67%)
Allegheny Technologies Inc (a)                           65,500                                4,541,770
                                                                       ----------------------------------


Storage & Warehousing (0.13%)
Mobile Mini Inc (a)(b)                                   26,200                                  864,076
                                                                       ----------------------------------

Telecommunication Equipment (1.43%)
Arris Group Inc (a)(b)                                  216,000                                2,559,600
Nice Systems Ltd ADR (b)                                123,700                                6,778,760
Tut Systems Inc (b)                                     134,900                                  403,351
                                                                       ----------------------------------
                                                                                               9,741,711
                                                                       ----------------------------------
Telecommunication Equipment -
Fiber Optics (0.60%)
Finisar Corp (a)(b)                                     422,900                                1,987,630
Oplink Communications Inc (a)(b)                        108,000                                2,082,240
                                                                       ----------------------------------
                                                                                               4,069,870
                                                                       ----------------------------------
Telecommunication Services (0.44%)
NeuStar Inc (a)(b)                                       84,400                                2,962,440
                                                                       ----------------------------------

Therapeutics (1.09%)
Isis Pharmaceuticals Inc (a)(b)                         177,400                                1,522,092
Neurocrine Biosciences Inc (a)(b)                        36,061                                2,068,459
Nuvelo Inc (a)(b)                                       124,900                                2,044,613
Renovis Inc (a)(b)                                       99,300                                1,751,652
                                                                       ----------------------------------
                                                                                               7,386,816
                                                                       ----------------------------------
Toys (0.08%)
Marvel Entertainment Inc (a)(b)                          26,300                                  513,113
                                                                       ----------------------------------

Transport - Services (1.58%)
HUB Group Inc (a)(b)                                    115,000                                5,654,550
UTI Worldwide Inc                                       164,200                                5,121,398
                                                                       ----------------------------------
                                                                                              10,775,948
                                                                       ----------------------------------
Transport - Truck (2.15%)
Forward Air Corp (a)                                     97,650                                3,922,600
Landstar System Inc                                     168,200                                7,146,818
Old Dominion Freight Line (a)(b)                        111,303                                3,583,957
                                                                       ----------------------------------
                                                                                              14,653,375
                                                                       ----------------------------------
Veterinary Diagnostics (1.47%)
VCA Antech Inc (a)(b)                                   321,100                                9,982,999
                                                                       ----------------------------------

Web Portals (0.22%)
Earthlink Inc (a)(b)                                    163,923                                1,490,060
                                                                       ----------------------------------

Wireless Equipment (0.23%)
Viasat Inc (a)(b)                                        51,000                                1,536,630
                                                                       ----------------------------------

Wound,Burn&Skin Care (0.14%)
NUCRYST Pharmaceuticals Corp (b)                         74,991                                  944,887
                                                                       ----------------------------------
TOTAL COMMON STOCKS                                                 $                        656,499,131
                                                                       ----------------------------------
                                                     Principal
                                                       Amount                                  Value
                                              ------------------ ----- ----------------------------------
MONEY MARKET FUNDS (27.50%)
BNY Institutional Cash Reserve Fund (c)             187,064,000                              187,064,000
                                                                       ----------------------------------
TOTAL MONEY MARKET FUNDS                                            $                        187,064,000
                                                                       ----------------------------------
Total Investments                                                   $                        843,563,131
Liabilities in Excess of Other Assets,
Net - (24.02)%                                                                              (163,386,287)
                                                                       ----------------------------------
TOTAL NET ASSETS - 100.00%                                          $                        680,176,844
                                                                       ==================================
                                                                       ----------------------------------

                                                                       ==================================

(a)            Security or a portion of the security was on loan at the end of the period.
(b)            Non-Income Producing Security
(c)            Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $     160,166,978
Unrealized Depreciation                                (20,897,500)
                                                     ---------------
Net Unrealized Appreciation (Depreciation)              139,269,478
Cost for federal income tax purposes                    704,293,653


Portfolio Summary (unaudited)
------------------------------- -------------- ---------------------
Sector                                                      Percent
------------------------------- -------------- ---------------------
Financial                                                    33.48%
Consumer, Non-cyclical                                       24.46%
Technology                                                   17.80%
Industrial                                                   14.61%
Consumer, Cyclical                                           14.38%
Communications                                                8.91%
Energy                                                        7.87%
Basic Materials                                               2.51%
Liabilities in Excess of                                  (-24.02%)
Other Assets, Net
                                               ---------------------
TOTAL NET ASSETS                                            100.00%
                                               =====================


Schedule of Investments
April 30, 2006 (unaudited)
Preferred Securities Fund
                                                        Shares
                                                         Held                    Value
                                                  ------------------- --- ---------------------
PREFERRED STOCKS (66.30%)
Cellular Telecommunications (0.33%)
US Cellular Corp                                              64,800   $             1,629,720
                                                                          ---------------------

Commercial Banks (3.50%)
ASBC Capital I                                                19,000                   484,500
Banco Santander Central Hispano SA                            74,784                 1,817,251
Banco Totta & Acores Finance                                  44,930                 1,158,354
BancorpSouth Capital Trust I                                  47,100                 1,193,043
Banesto Holdings (a)                                          11,000                   335,500
Banknorth Capital Trust II                                    34,100                   884,895
Barclays Bank PLC (b)                                         10,216                   252,846
Chittenden Capital Trust I                                    40,300                 1,024,023
Compass Capital III                                           64,800                 1,627,128
HSBC Holdings PLC                                             30,768                   714,741
National Commerce Capital Trust II                            39,100                   997,050
Provident Financial Group Inc                                 48,300                 1,252,781
Royal Bank of Scotland Group PLC - Series K                    3,000                    75,660
Royal Bank of Scotland Group PLC - Series L (c)               20,000                   440,800
Royal Bank of Scotland Group PLC - Series M (c)               55,555                 1,344,431
Royal Bank of Scotland Group PLC - Series N                  149,632                 3,585,183
                                                                          ---------------------
                                                                                    17,188,186
                                                                          ---------------------
Diversified Financial Services (2.44%)
Citigroup Capital IX                                          53,700                 1,242,618
Citigroup Capital VII                                         45,500                 1,151,150
Citigroup Capital VIII                                       168,430                 4,205,697
Citigroup Capital X                                           14,800                   342,916
Citigroup Capital XI                                          90,000                 2,077,200
General Electric Capital Corp  5.875%                         92,996                 2,144,488
General Electric Capital Corp  6.100%                          8,100                   193,509
Household Capital Trust VII                                   23,800                   606,424
                                                                          ---------------------
                                                                                    11,964,002
                                                                          ---------------------
Electric - Integrated (3.35%)
Alabama Power Co Series GG                                     5,000                   115,750
Alabama Power Co Series II (b)                               369,100                 8,555,738
Consolidated Edison Co of New York                             4,600                   115,828
Consolidated Edison Inc                                        3,000                    75,660
Dte Energy Trust I                                            18,800                   473,760
Energy East Capital Trust I                                   13,500                   338,445
Entergy Arkansas Inc                                           3,000                    71,700
Entergy Louisiana LLC                                         56,900                 1,441,846
Entergy Mississippi Inc 6.00%                                  2,900                    68,701
Entergy Mississippi Inc 7.25%                                 43,200                 1,095,984
Georgia Power Capital Trust V                                  1,800                    45,324
Georgia Power Capital Trust VII                                4,200                    93,030
Georgia Power Co  5.70% (c)                                   11,400                   254,220
Georgia Power Co  5.75%                                       12,800                   283,392
Georgia Power Co  5.90%                                       64,200                 1,454,130
Georgia Power Co  6.00% - Series R                             7,400                   169,090
Georgia Power Co  6.00%                                        1,500                    35,640
Gulf Power Capital Trust III                                   1,500                    37,650
Gulf Power Co                                                  3,400                    75,544
Indiana Michigan Power Co                                      1,600                    38,352

Mississippi Power Co                                          40,000                   912,000
Northern States Power-Minnesota                               13,200                   337,920
Southern Co Capital Trust Vi                                   3,000                    75,480
Virginia Power Capital Trust II                                9,900                   248,292
                                                                          ---------------------
                                                                                    16,413,476
                                                                          ---------------------
Fiduciary Banks (0.34%)
Bny Capital V                                                 74,300                 1,656,890
                                                                          ---------------------

Finance - Commercial (0.61%)
CIT Group Inc                                                120,000                 3,013,200
                                                                          ---------------------

Finance - Consumer Loans (1.35%)
HSBC Finance Corp  6.000%                                     75,350                 1,707,431
HSBC Finance Corp  6.875%                                    130,669                 3,248,431
SLM Corp                                                      73,400                 1,639,022
                                                                          ---------------------
                                                                                     6,594,884
                                                                          ---------------------
Finance - Investment Banker & Broker (6.13%)
JP Morgan Chase Capital X                                    119,600                 3,021,096
JP Morgan Chase Capital XI                                    31,123                   689,063
JP Morgan Chase Capital XII                                   63,750                 1,465,612
Lehman Brothers Holdings Capital Trust III                   127,228                 2,998,764
Lehman Brothers Holdings Capital Trust IV                     18,000                   420,300
Lehman Brothers Holdings Capital Trust V                       2,000                    44,300
Lehman Brothers Holdings Capital Trust VI                     83,557                 1,933,509
Lehman Brothers Holdings Inc                                  58,500                 1,485,900
Merrill Lynch Preferred Capital Trust I                        2,200                    55,704
Merrill Lynch Preferred Capital Trust III                     66,500                 1,674,470
Merrill Lynch Preferred Capital Trust IV                      47,200                 1,194,632
Merrill Lynch Preferred Capital Trust V                      133,394                 3,382,872
Morgan Stanley Capital Trust II                               75,400                 1,884,246
Morgan Stanley Capital Trust III                               3,400                    78,744
Morgan Stanley Capital Trust IV                               26,600                   611,268
Morgan Stanley Capital Trust V                                34,500                   742,095
Morgan Stanley Capital Trust VI                              208,100                 5,044,344
St Paul Capital Trust I                                      133,400                 3,348,340
                                                                          ---------------------
                                                                                    30,075,259
                                                                          ---------------------
Finance - Mortgage Loan/Banker (0.66%)
Countrywide Financial Corp                                   133,900                 3,221,634
                                                                          ---------------------

Finance - Other Services (2.12%)
ABN AMRO Capital Funding Trust V                             115,000                 2,572,550
ABN AMRO Capital Funding Trust VI                             12,352                   294,348
ABN AMRO Capital Funding Trust VII                           156,000                 3,614,520
BBVA Preferred Capital Ltd                                   112,100                 2,829,404
National Rural Utilities Cooperative Finance
Corp  5.950%                                                   7,100                   158,685
National Rural Utilities Cooperative Finance
Corp  6.100%                                                   4,200                    93,324
National Rural Utilities Cooperative Finance
Corp  7.400%                                                  22,600                   567,712
National Rural Utilities Cooperative Finance
Corp  7.625%                                                  11,400                   287,964
                                                                          ---------------------
                                                                                    10,418,507
                                                                          ---------------------
Financial Guarantee Insurance (1.04%)
AMBAC Financial Group Inc  5.875%                             61,000                 1,341,390
AMBAC Financial Group Inc  5.950%                             55,900                 1,246,570
AMBAC Financial Group Inc  7.000%                              1,500                    37,650
Financial Security Assurance Holdings Ltd  6.250%             64,325                 1,460,177
Financial Security Assurance Holdings Ltd  6.875%              9,200                   230,828
PMI Group Inc/The                                             29,000                   758,350
                                                                          ---------------------
                                                                                     5,074,965
                                                                          ---------------------

Gas - Distribution (0.11%)
AGL Capital Trust II                                          22,400                   558,880
                                                                          ---------------------

Life & Health Insurance (1.97%)
Delphi Financial Group                                        40,400                 1,045,148
Hartford Life Capital II                                      38,000                   954,560
Lincoln National Capital V                                    26,900                   679,225
Lincoln National Capital VI                                  124,537                 3,071,082
PLC Capital Trust IV                                          33,900                   851,568
PLC Capital Trust V                                           17,400                   394,980
Prudential PLC                                                90,900                 2,242,503
Torchmark Capital Trust I                                     15,900                   398,613
                                                                          ---------------------
                                                                                     9,637,679
                                                                          ---------------------
Money Center Banks (0.65%)
Fleet Capital Trust IX                                         6,800                   153,544
JPMChase Capital XVI                                         126,150                 3,014,985
                                                                          ---------------------
                                                                                     3,168,529
                                                                          ---------------------
Mortgage Banks (1.64%)
Abbey National PLC  7.250%                                    44,000                 1,099,560
Abbey National PLC  7.375%; Series B                         230,700                 5,928,990
Abbey National PLC  7.375%                                    40,400                 1,031,008
                                                                          ---------------------
                                                                                     8,059,558
                                                                          ---------------------
Multi-line Insurance (7.30%)
ACE Ltd                                                      208,000                 5,376,800
Aegon NV                                                     385,665                 9,228,964
Hartford Capital III                                         153,200                 3,842,256
ING Groep NV 7.05%                                           206,238                 5,226,071
ING Groep NV 7.20%                                           173,100                 4,419,243
Metlife Inc  5.875%                                           42,600                   969,150
Metlife Inc  6.500%                                          116,400                 2,921,640
XL Capital Ltd  6.500%                                        98,300                 2,168,498
XL Capital Ltd  7.625%                                        49,700                 1,254,925
XL Capital Ltd  8.000%                                        15,975                   410,078
                                                                          ---------------------
                                                                                    35,817,625
                                                                          ---------------------
Multimedia (0.16%)
Walt Disney Co                                                30,500                   761,280
                                                                          ---------------------

Oil Company - Exploration & Production (0.36%)
Nexen Inc                                                     70,000                 1,778,000
                                                                          ---------------------

Pipelines (0.54%)
Dominion CNG Capital Trust I                                  86,600                 2,170,196
TransCanada Pipelines Ltd                                     19,200                   486,720
                                                                          ---------------------
                                                                                     2,656,916
                                                                          ---------------------
Property & Casualty Insurance (1.96%)
Arch Capital Group Ltd                                       185,500                 4,795,175
Berkley W R Capital Trust                                    205,700                 4,811,323
                                                                          ---------------------
                                                                                     9,606,498
                                                                          ---------------------
Regional Banks (8.04%)
BAC Capital Trust I                                           57,200                 1,435,148
BAC Capital Trust II                                         185,400                 4,635,000
BAC Capital Trust III                                         17,400                   440,568
BAC Capital Trust IV                                           7,000                   154,210
BAC Capital Trust V                                            1,600                    36,048
BAC Capital Trust VIII                                         8,100                   184,356
Bank One Capital VI                                           43,500                 1,090,545
Comerica Capital Trust I                                       1,200                    30,228

Fleet Capital Trust VII                                       48,100                 1,214,525
Fleet Capital Trust VIII                                      16,600                   419,482
Keycorp Capital V                                              5,000                   108,500
PNC Capital Trust D                                          117,900                 2,686,941
SunTrust Capital IV                                           37,300                   939,960
SunTrust Capital V                                            20,805                   521,165
Union Planter Preferred Funding Corp (a)(b)                       10                 1,059,063
US Bancorp Capital III                                        50,400                 1,260,000
USB Capital IV                                                74,500                 1,866,225
USB Capital V                                                 26,400                   666,336
USB Capital VI                                               105,900                 2,321,328
USB Capital VII                                               58,800                 1,314,180
Wachovia Corp                                                356,000                 9,540,800
Wells Fargo Capital IV                                        97,600                 2,457,568
Wells Fargo Capital IX                                        93,300                 2,039,538
Wells Fargo Capital V                                         12,800                   322,304
Wells Fargo Capital VI                                         2,000                    50,120
Wells Fargo Capital VII                                      113,000                 2,509,730
Wells Fargo Capital VIII                                       5,000                   110,850
                                                                          ---------------------
                                                                                    39,414,718
                                                                          ---------------------
Reinsurance (3.04%)
Everest Re Capital Trust II                                  110,500                 2,397,850
Everest Re Capital Trust                                     160,600                 4,039,090
Partner Re Capital Trust I                                    31,100                   786,208
PartnerRe Ltd - Series C                                      58,200                 1,403,202
PartnerRe Ltd - Series D                                     155,066                 3,591,329
RenaissanceRe Holdings Ltd - Series A                         35,500                   898,150
RenaissanceRe Holdings Ltd - Series B                         35,800                   898,580
RenaissanceRe Holdings Ltd - Series C                         43,500                   900,450
                                                                          ---------------------
                                                                                    14,914,859
                                                                          ---------------------
REITS - Apartments (0.43%)
AvalonBay Communities Inc                                     16,100                   422,947
BRE Properties Inc - Series B                                  6,800                   172,856
BRE Properties Inc - Series C                                 15,000                   361,350
BRE Properties Inc - Series D                                 13,376                   322,629
Equity Residential                                            28,500                   732,450
United Dominion Realty Trust Inc                               3,800                    97,660
                                                                          ---------------------
                                                                                     2,109,892
                                                                          ---------------------
REITS - Diversified (2.16%)
Duke Realty Corp - Series B                                   10,000                   517,188
Duke Realty Corp - Series L                                   48,000                 1,140,960
Duke Realty Corp - Series M (c)                              195,031                 4,782,160
PS Business Parks Inc - Series K                               4,700                   120,732
PS Business Parks Inc - Series L                               2,400                    60,600
Vornado Realty Trust - Series F                               25,448                   595,483
Vornado Realty Trust - Series G                               82,700                 1,926,910
Vornado Realty Trust - Series H                               21,300                   498,420
Vornado Realty Trust - Series I                               41,600                   966,368
                                                                          ---------------------
                                                                                    10,608,821
                                                                          ---------------------
REITS - Office Property (2.51%)
CarrAmerica Realty Corp                                       90,000                 2,277,000
Equity Office Properties Trust                                32,200                   818,846
HRPT Properties Trust - Series B                             102,103                 2,610,774
HRPT Properties Trust - Series C                             273,800                 6,625,960
                                                                          ---------------------
                                                                                    12,332,580
                                                                          ---------------------
REITS - Shopping Centers (3.43%)
Developers Diversified Realty Corp  7.375%                    18,000                   449,100
Developers Diversified Realty Corp  7.500%                     7,700                   193,655
Developers Diversified Realty Corp  8.000%                   128,700                 3,294,720
Developers Diversified Realty Corp  8.600%                     1,700                    43,554
Federal Realty Investment Trust                               89,700                 2,272,998
Kimco Realty Corp                                              6,100                   147,559
New Plan Excel Realty Trust - Series D                        95,900                 4,789,006
New Plan Excel Realty Trust - Series E                        53,500                 1,356,760
Regency Centers Corp  6.70%                                  129,400                 3,104,306
Regency Centers Corp  7.25%                                   37,800                   948,780
Regency Centers Corp  7.45%                                    6,500                   165,141
Weingarten Realty Investors                                    2,500                    62,925
                                                                          ---------------------
                                                                                    16,828,504
                                                                          ---------------------
REITS - Single Tenant (0.05%)
Realty Income Corp                                            10,300                   257,500
                                                                          ---------------------

REITS - Storage (2.04%)
Public Storage Inc  6.180%                                     3,000                    64,350
Public Storage Inc  6.450%; Series F                          93,500                 2,093,465
Public Storage Inc  6.450%; Seriex X                          80,100                 1,793,439
Public Storage Inc  6.600%                                       400                     9,200
Public Storage Inc  6.750%                                    15,728                   372,282
Public Storage Inc  7.125%                                     3,100                    77,345
Public Storage Inc  7.500%                                    44,900                 1,130,582
Public Storage Inc  7.625%; Series T                          38,800                   978,536
Public Storage Inc  7.625%; Series U                          39,800                 1,000,572
Public Storage Inc  7.875%                                    64,500                 1,625,400
Public Storage Inc  8.000%                                    34,400                   868,256
                                                                          ---------------------
                                                                                    10,013,427
                                                                          ---------------------
REITS - Warehouse & Industrial (2.39%)
AMB Property Corp; Series L                                  192,600                 4,583,880
AMB Property Corp; Series M                                   52,800                 1,240,800
First Industrial Realty Trust Inc                            146,300                 3,591,665
Prologis - Series F                                            1,400                    34,090
Prologis - Series G                                           94,900                 2,287,090
                                                                          ---------------------
                                                                                    11,737,525
                                                                          ---------------------
Sovereign Agency (0.16%)
Fannie Mae                                                     4,500                   184,922
Tennessee Valley Authority - Series A                          2,300                    53,337
Tennessee Valley Authority - Series D                         24,700                   552,786
                                                                          ---------------------
                                                                                       791,045
                                                                          ---------------------
Special Purpose Entity (3.77%)
Corporate-Backed Trust Certificates - Series BER              11,700                   120,744
Corporate-Backed Trust Certificates - Series BLS              44,900                 1,144,950
Corporate-Backed Trust Certificates - Series BMY              16,800                   398,160
Corporate-Backed Trust Certificates - Series CIT              11,900                   314,606
Corporate-Backed Trust Certificates - Series DCX              19,000                   437,000
Corporate-Backed Trust Certificates - Series DT                1,600                    40,800
Corporate-Backed Trust Certificates - Series GE               15,900                   399,408
Corporate-Backed Trust Certificates - Series JPM              18,200                   456,092
Corporate-Backed Trust Certificates - Series SO               27,700                   705,486
Corporate-Backed Trust Certificates - Series VZ               22,200                   580,530
Corporate-Backed Trust Certificates - Series WM                1,800                    46,242
Corporate-Backed Trust Certificates - Series WM                3,000                    77,437
CORTS Trust for Allstate Financing Capital II                  2,600                    69,940
CORTS Trust for Bellsouth Telecommunication                   28,400                   705,740
CORTS Trust for Bristol Meyers Squibb                          1,100                    27,500
CORTS Trust for Chrysler                                      12,100                   293,425
CORTS Trust for Countrywide Capital Trust                      2,200                    56,650
CORTS Trust for First Union Institutional
Capital I  7.75%                                               2,500                    63,475

CORTS Trust for First Union Institutional
Capital I  8.20%                                               9,000                   246,600
CORTS Trust for Goldman Sachs Capital I                       12,900                   291,540
CORTS Trust for IBM - Series II                                1,500                    37,755
CORTS Trust for IBM - Series III                              13,800                   352,176
CORTS Trust for IBM - Series IV                                1,800                    46,080
CORTS Trust for Safeco Capital Trust I                         1,900                    52,844
CORTS Trust for Safeco Capital Trust II                      101,400                 2,773,290
CORTS Trust for Sherwin-Williams                               2,700                    66,420
CORTS Trust for Verizon Global Fund - Series III               2,700                    65,610
CORTS Trust for Verizon Global Funding                        14,300                   366,795
CORTS Trust for WR Berkley Corp                                2,000                    51,700
PreferredPlus Trust BLS-1                                     54,300                 1,395,510
PreferredPlus Trust Capital - Series MSD-1                    87,250                 2,173,075
PreferredPlus Trust GSC-3                                     11,000                   236,500
Public Credit & Repackaged Securities Trust                   11,500                   286,120
SATURNS - Series BLS                                          31,700                   787,745
SATURNS - Series CSFB; 6.25%                                  10,200                   243,780
SATURNS - Series CSFB; 7.00%                                  20,100                   505,515
SATURNS - Series GS; 5.75%                                    15,900                   340,260
SATURNS - Series GS6; 6.00%                                    7,600                   168,340
SATURNS - Series IBM                                           9,100                   232,869
SATURNS - Series SAFC Capital; 8.25%                           2,000                    51,880
SATURNS - Series SAFC Debenture; 8.25%                         8,200                   213,282
Trust Certificates Series 2001-2                              11,600                   297,424
Trust Certificates Series 2001-3                              29,200                   728,248
Trust Certificates Series 2001-4                              21,800                   545,000
                                                                          ---------------------
                                                                                    18,494,543
                                                                          ---------------------
Telephone - Integrated (1.02%)
AT&T Inc                                                      44,200                 1,114,724
Telephone & Data Systems Inc                                  43,539                 1,084,556
Verizon South Inc                                              9,000                   222,570
Verizon/New England                                          103,678                 2,578,472
                                                                          ---------------------
                                                                                     5,000,322
                                                                          ---------------------
Television (0.70%)
CBS Corp                                                     141,400                 3,421,880
                                                                          ---------------------
TOTAL PREFERRED STOCKS                                                 $           325,221,304
                                                                          ---------------------
                                                      Principal
                                                        Amount                   Value
                                                  ------------------- --- ---------------------
BONDS (30.44%)
Agricultural Operations (0.40%)
Agfirst Farm Credit Bank
      7.30%, 12/15/2008 (a)                                2,000,000                 1,948,520
                                                                          ---------------------

Commercial Banks (12.04%)
Banponce Trust I
      8.33%, 2/ 1/2027                                     2,000,000                 2,108,144
Barclays Bank PLC
      6.28%, 12/15/2034                                   11,000,000                10,071,875
BNP Paribas
      5.19%, 3/29/2049 (a)(d)                              5,000,000                 4,620,095
BNP Paribas Capital Trust V
      7.20%, 9/30/2049 (c)                                 1,900,000                 1,916,606
BOI Capital Funding No. 3
      6.11%, 2/ 4/2016 (a)(c)(d)                          11,000,000                10,500,589
CBA Capital Trust I
      5.81%, 12/31/2049 (a)                                7,000,000                 6,846,490
Centura Capital Trust I
      8.85%, 6/ 1/2027 (a)                                 3,000,000                 3,217,890

First Empire Capital Trust I
      8.23%, 2/ 1/2027                                     1,500,000                 1,583,199
First Security Cap I
      8.41%, 12/15/2026                                    1,000,000                 1,055,545
ForeningsSparbanken AB
      9.00%, 3/17/2010 (a)(d)                              2,000,000                 2,249,896
HBOS PLC
      6.41%, 10/ 1/2035 (a)(d)                             4,000,000                 3,683,064
North Fork Capital Trust II
      8.00%, 12/15/2027                                    3,450,000                 3,681,036
Popular North America Capital Trust I
      6.56%, 9/15/2034                                     1,000,000                   942,357
Riggs Capital Trust
      8.63%, 12/31/2026                                    2,000,000                 2,119,170
      8.88%, 3/15/2027                                     1,000,000                 1,068,719
Westpac Capital Trust III
      5.82%, 9/30/2013 (a)                                 1,300,000                 1,272,349
Zions Institiute -A
      8.54%, 12/15/2026                                    2,000,000                 2,111,822
                                                                          ---------------------
                                                                                    59,048,846
                                                                          ---------------------
Diversified Financial Services (1.73%)
ZFS Finance USA Trust I
      6.45%, 12/15/2065 (a)(d)                             9,000,000                 8,477,469
                                                                          ---------------------

Finance - Investment Banker & Broker (0.33%)
Goldman Sachs Group Inc
      6.35%, 2/15/2034                                       500,000                   479,629
JPM Capital Trust I
      7.54%, 1/15/2027                                     1,100,000                 1,151,149
                                                                          ---------------------
                                                                                     1,630,778
                                                                          ---------------------
Finance - Mortgage Loan/Banker (0.72%)
Countrywide Capital I
      8.00%, 12/15/2026                                    3,500,000                 3,542,158
                                                                          ---------------------

Finance - Other Services (1.06%)
Sun Life Canada US Capital Trust
      8.53%, 5/ 6/2017 (a)                                 4,900,000                 5,216,981
                                                                          ---------------------

Life & Health Insurance (1.41%)
Jefferson-Pilot Capital Trust A
      8.14%, 1/15/2046 (a)                                 1,000,000                 1,051,641
MIC Financing Trust I
      8.38%, 2/ 1/2027 (a)                                 1,000,000                 1,013,429
Prudential PLC
      6.50%, 12/23/2008 (c)                                5,000,000                 4,829,500
                                                                          ---------------------
                                                                                     6,894,570
                                                                          ---------------------
Money Center Banks (3.81%)
BankAmerica Institutional
      8.07%, 12/31/2026 (a)                                  500,000                   527,195
BankBoston Corp
      7.75%, 12/15/2026                                    1,000,000                 1,049,873
Bankers Trust Institutional Capital Trust
      7.75%, 12/ 1/2026 (a)                                1,000,000                 1,049,202
BCI US Funding Trust
      8.01%, 7/15/2008 (a)                                 1,000,000                 1,045,794
BT Capital Trust B
      7.90%, 1/15/2027                                     1,500,000                 1,571,745

DBS Capital Funding Corp
      7.66%, 3/15/2049 (a)                                 1,500,000                 1,612,695
HBOS Capital Funding
      6.85%, 3/23/2009                                     3,000,000                 2,954,538
Lloyds TSB Bank
      6.90%, 11/22/2007 (c)                                7,990,000                 7,888,551
RBS Capital Trust B
      6.80%, 12/ 5/2049                                    1,000,000                   983,800
                                                                          ---------------------
                                                                                    18,683,393
                                                                          ---------------------
Property & Casualty Insurance (0.22%)
Executive Risk Capital Trust
      8.68%, 2/ 1/2027                                     1,000,000                 1,058,304
                                                                          ---------------------

Real Estate Magagement & Services (0.21%)
Socgen Real Estate Co LLC
      7.64%, 12/29/2049 (a)(d)                             1,000,000                 1,026,590
                                                                          ---------------------

Regional Banks (1.68%)
KeyCorp Capital II
      6.88%, 3/17/2029                                     5,000,000                 5,109,990
Union Planters Capital Trust A
      8.20%, 12/15/2026                                    3,000,000                 3,153,084
                                                                          ---------------------
                                                                                     8,263,074
                                                                          ---------------------
Reinsurance (0.21%)
RenaissanceRe Capital Trust
      8.54%, 3/ 1/2027                                     1,000,000                 1,041,160
                                                                          ---------------------

Savings & Loans - Thrifts (2.66%)
Dime Capital Trust I
      9.33%, 5/ 6/2027                                     2,500,000                 2,695,820
Great Western Financial
      8.21%, 2/ 1/2027                                     2,131,000                 2,250,668
Washington Mutual Preferred Funding Cay
      7.25%, 3/15/2011 (a)(c)                              8,600,000                 8,106,016
                                                                          ---------------------
                                                                                    13,052,504
                                                                          ---------------------
Special Purpose Entity (2.66%)
CA Preferred Trust
      7.00%, 10/30/2048                                    7,300,000                 7,272,859
ILFC E-Capital Trust I
      5.90%, 12/21/2065 (a)(c)(d)                          2,000,000                 1,950,752
Mangrove Bay Pass-Through Trust
      6.10%, 7/15/2033 (a)                                 4,000,000                 3,836,040
                                                                          ---------------------
                                                                                    13,059,651
                                                                          ---------------------
Tools - Hand Held (1.30%)
Stanley Works Capital Trust I
      5.90%, 12/ 1/2045 (a)(d)                             7,000,000                 6,377,462
                                                                          ---------------------
TOTAL BONDS                                                            $           149,321,460
                                                                          ---------------------
MONEY MARKET FUNDS (5.86%)
BNY Institutional Cash Reserve Fund (e)                   28,769,000                28,769,000
                                                                          ---------------------
TOTAL MONEY MARKET FUNDS                                               $            28,769,000
                                                                          ---------------------
Total Investments                                                      $           503,311,764
Liabilities in Excess of Other Assets,
Net - (2.60)%                                                                      (12,748,808)
                                                                          ---------------------
TOTAL NET ASSETS - 100.00%                                             $           490,562,956
                                                                          =====================
                                                                          ---------------------

                                                                          =====================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(b)  Non-Income Producing Security
(c)  Security or a portion of the security was on loan at the end of the period.
(d)  Variable Rate
(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $           856,426
Unrealized Depreciation                                         (20,102,277)
                                                            -----------------
Net Unrealized Appreciation (Depreciation)                      (19,245,851)
Cost for federal income tax purposes                             521,938,037



Portfolio Summary (unaudited)
------------------------------------ ---------------- -----------------------
Sector                                                               Percent
------------------------------------ ---------------- -----------------------
Financial                                                             94.17%
Utilities                                                              3.46%
Communications                                                         2.21%
Industrial                                                             1.30%
Energy                                                                 0.90%
Consumer, Non-cyclical                                                 0.40%
Government                                                             0.16%
Liabilities in Excess of Other                                      (-2.60%)
Assets, Net
                                                      -----------------------
TOTAL NET ASSETS                                                     100.00%
                                                      =======================


Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2010 Fund
                                                        Shares
                                                         Held                    Value
                                                  ------------------- --- ---------------------
INVESTMENT COMPANIES (99.38%)

Principal Investors Fund, Inc. Institutional
Class (99.38%)
Bond & Mortgage Securities Fund (a)                       26,478,331   $           276,963,346
Disciplined LargeCap Blend Fund (a)                        5,697,420                87,626,327
International Growth Fund (a)                              3,259,577                42,961,219
LargeCap Growth Fund (a)                                   4,666,612                36,212,911
LargeCap Value Fund (a)                                    2,083,791                25,651,464
Partners LargeCap Growth Fund II (a)                       3,915,310                33,710,822
Partners LargeCap Value Fund (a)                           3,214,677                46,741,408
Preferred Securities Fund (a)                              7,447,447                77,006,598
Real Estate Securities Fund (a)                            2,911,014                68,467,054
SmallCap S&P 600 Index Fund (a)                            2,069,518                38,741,380
Ultra Short Bond Fund (a)                                  7,703,049                77,415,638
                                                                          ---------------------
                                                                                   811,498,167
                                                                          ---------------------
TOTAL INVESTMENT COMPANIES                                             $           811,498,167
                                                                          ---------------------
Total Investments                                                      $           811,498,167
Other Assets in Excess of Liabilities, Net - 0.62%                                   5,055,923
                                                                          ---------------------
TOTAL NET ASSETS - 100.00%                                             $           816,554,090
                                                                          =====================
                                                                          ---------------------

                                                                          =====================

(a)             Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $        73,113,978
Unrealized Depreciation                               (10,785,992)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)              62,327,986
Cost for federal income tax purposes                   749,170,181


Portfolio Summary (unaudited)
------------------------------------ ------------------------------
Fund Type                                                  Percent
------------------------------------ ------------------------------
Fixed Income Funds                                          52.83%
Domestic Equity Funds                                       41.29%
International Equity Funds                                   5.26%
Other Assets in Excess of                                    0.62%
Liabilities, Net
                                            -----------------------
TOTAL NET ASSETS                                           100.00%
                                            =======================


Affiliated Securities (on a U.S. federal tax basis)

                             October 31, 2005               Purchases                     Sales                   April 30, 2006
                           --------------------     ----------------------------  ------------------------ ----------------------
                         Shares           Cost         Shares         Cost          Shares      Proceeds      Shares      Cost
                        ----------     -----------  ------------   ------------ ------------   ----------  -----------------------
Bond & Mortgage         19,435,261  $  209,346,982    7,132,940   $ 75,679,602       89,870   $  961,593   26,478,331 $284,064,991
Securities Fund

Disciplined LargeCap    4,448,198      59,126,355     1,267,141     18,982,300       17,919      267,109    5,697,420   77,841,576
Blend Fund

International Growth    2,875,036      24,828,090     1,028,273     12,073,242      643,732    8,133,556    3,259,577   29,185,376
Fund

LargeCap Growth Fund    3,751,639      23,276,642       929,215      7,005,764       14,242      106,844    4,666,612   30,175,613

LargeCap Value Fund     1,613,031      16,544,957       477,135      5,629,636        6,375       74,791    2,083,791   22,099,833

Money Market Fund       57,389,778     57,389,778     8,678,927      8,678,927   66,068,705    66,068,705           -            -

Partners LargeCap       3,079,410      22,995,671       848,408      7,289,140       12,508      106,844    3,915,310   30,177,970
Growth Fund II

Partners LargeCap Value 2,442,562      29,118,884       782,167     10,855,996       10,052      138,897    3,214,677   39,835,983
Fund

Preferred Securities    5,106,444      55,634,143     2,366,142     25,110,453       25,139      267,110    7,447,447   80,477,486
Fund

Real Estate Securities  2,472,312      38,112,477       721,981     15,974,108      283,279    6,213,687    2,911,014   47,970,174
Fund

SmallCap S&P 600 Index  1,630,056      22,199,920       445,649      7,838,626        6,187      106,844    2,069,518   29,931,720
Fund

Ultra Short Bond Fund           -               -     7,709,896     77,478,276        6,847       68,816    7,703,049   77,409,459

                                       -----------                 ------------                ----------             ------------
                                    $  558,573,899                $272,596,070                $82,514,796             $749,170,181
                                       ===========                 ============                ==========              ============



                             Income Distribution from      Realized Gain/Loss       Realized Gain/Loss from
                            Other Investment Companies       on Investments        Other Investment Companies
                             ------------------------         ---------------                ------------------
Bond & Mortgage           $                5,234,960       $               -              $                  -
Securities Fund

Disciplined LargeCap                       1,453,293                      30                           103,225
Blend Fund

International Growth                       1,858,607                 417,600                         1,501,744
Fund
LargeCap Growth Fund                          35,451                      51                                 -
LargeCap Value Fund                          521,982                      31                           228,435
Money Market Fund                            629,923                       -                                 -
Partners LargeCap                            180,079                       3                           138,748
Growth Fund II

Partners LargeCap Value                      538,676                       -                         1,255,916
Fund
Preferred Securities                       1,684,672                       -                                 -
Fund
Real Estate Securities                       602,256                  97,276                         1,431,228
Fund
SmallCap S&P 600 Index                       442,721                      18                           425,592
Fund
Ultra Short Bond Fund                        791,796                       -                                 -
                             ------------------------         ---------------                ------------------
                          $               13,974,416       $         515,009              $          5,084,888
                             ========================         ===============                ==================


Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2020 Fund
                                                                       Shares
                                                                        Held                    Value
                                                                 ------------------- --- ---------------------
INVESTMENT COMPANIES (99.61%)

Principal Investors Fund, Inc. Institutional Class (99.61%)
Bond & Mortgage Securities Fund (a)                                      34,697,594   $           362,936,829
Disciplined LargeCap Blend Fund (a)                                      16,064,506               247,072,099
International Growth Fund (a)                                            10,928,481               144,037,375
LargeCap Growth Fund (a)                                                 11,650,792                90,410,143
LargeCap Value Fund (a)                                                   5,170,588                63,649,934
Partners LargeCap Growth Fund II (a)                                      9,826,564                84,606,715
Partners LargeCap Value Fund (a)                                          7,680,568               111,675,460
Partners SmallCap Growth Fund III (a)                                     1,893,537                24,559,180
Preferred Securities Fund (a)                                            13,809,265               142,787,795
Real Estate Securities Fund (a)                                           5,518,223               129,788,610
SmallCap S&P 600 Index Fund (a)                                           1,891,182                35,402,933
SmallCap Value Fund (a)                                                   1,267,817                24,063,162
                                                                                         ---------------------
                                                                                                1,460,990,235
                                                                                         ---------------------
TOTAL INVESTMENT COMPANIES                                                            $         1,460,990,235
                                                                                        ---------------------
Total Investments                                                                     $         1,460,990,235
Other Assets in Excess of Liabilities, Net - 0.39%                                                  5,743,528
                                                                                        ---------------------
TOTAL NET ASSETS - 100.00%                                                            $         1,466,733,763
                                                                                        =====================
                                                                                        ---------------------

                                                                                        =====================

(a)             Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $       152,146,178
Unrealized Depreciation                                (16,055,772)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)              136,090,406
Cost for federal income tax purposes                  1,324,899,829


Portfolio Summary (unaudited)
------------------------------------ ------- -----------------------
Fund Type                                                   Percent
------------------------------------ ------- -----------------------
Domestic Equity Funds                                        55.31%
Fixed Income Funds                                           34.48%
International Equity Funds                                    9.82%
Other Assets in Excess of                                     0.39%
Liabilities, Net
                                             -----------------------
TOTAL NET ASSETS                                            100.00%
                                             =======================

Affiliated Securities (on a U.S. federal tax basis)

                                 October 31, 2005             Purchases                     Sales               April 30, 2006
                               -------------            -----------------------------------------------------------------
                           Shares          Cost       Shares          Cost          Shares     Proceeds     Shares         Cost

Bond & Mortgage           23,407,686 $ 252,408,477    11,315,388  $ 120,075,757      25,480  $    271,982   34,697,594 $ 372,212,25
Securities Fund

Disciplined LargeCap      11,604,131   155,291,275     4,471,907     67,011,797      11,532       171,247   16,064,506   222,131,92
Blend Fund

International Growth      8,382,718     78,418,677     3,660,356     43,135,426   1,114,593    14,090,660   10,928,481   107,934,08
Fund

LargeCap Growth Fund      8,828,273     55,376,313     2,830,374     21,363,690       7,855        57,921   11,650,792    76,682,10

LargeCap Value Fund       3,770,672     39,289,228     1,403,374     16,565,577       3,458        40,293   5,170,588     55,814,51

Partners LargeCap         7,267,915     55,146,705     2,565,442     22,033,709       6,793        57,923   9,826,564     77,122,59
Growth Fund II

Partners LargeCap Value   5,398,603     65,269,034     2,287,458     31,754,769       5,493        75,550   7,680,568     96,948,26
Fund

Partners SmallCap         1,379,501     14,123,951       515,342      6,310,807       1,306        15,111   1,893,537     20,419,66
Growth Fund III

Preferred Securities      9,206,584     100,377,052    4,612,619     48,936,575       9,938       105,771   13,809,265   149,207,85
Fund

Real Estate Securities    4,264,687     69,939,930     1,576,622     34,979,252     323,086     7,085,624   5,518,223     97,883,24
Fund

SmallCap S&P 600 Index    1,428,371     20,055,668       464,004      8,162,653       1,193        20,148   1,891,182     28,198,17
Fund

SmallCap Value Fund         883,364     13,519,397       385,333      6,840,846         880        15,109   1,267,817     20,345,13

                                        -----------                -------------               -----------             ------------
                                     $  919,215,707               $ 427,170,858              $ 22,007,339             $1,324,899,82
                                        ===========                =============               ===========             ============
                                                                   -------------               -----------             ------------



                                Income Distribution from    Realized Gain/Loss        Realized Gain/Loss from
                               Other Investment Companies     on Investments         Other Investment Companies
                             -----------------        - -  -   -----------                -------------------
Bond & Mortgage           $         6,604,501                     $           -          $                   -
Securities Fund

Disciplined LargeCap                3,828,053                               103                        270,655
Blend Fund

International Growth                5,440,362                           470,642                      4,388,134
Fund
LargeCap Growth Fund                   84,263                                23                              -
LargeCap Value Fund                 1,227,568                                 -                        534,929
Partners LargeCap                     426,258                               108                        328,023
Growth Fund II

Partners LargeCap Value             1,208,820                                16                      2,790,174
Fund
Partners SmallCap                     759,507                                18                            145
Growth Fund III

Preferred Securities                3,078,489                                 -                              -
Fund
Real Estate Securities              1,047,797                            49,687                      2,474,909
Fund
SmallCap S&P 600 Index                388,666                                 1                        372,447
Fund
SmallCap Value Fund                 1,001,244                                 5                        288,446
                             -----------------                     -------------          ---------------------
                          $        25,095,528                     $     520,603          $          11,447,862
                             =================                     =============          =====================



Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2030 Fund
                                                                        Shares
                                                                         Held                    Value
                                                                  ------------------- --- ---------------------
INVESTMENT COMPANIES (99.58%)

Principal Investors Fund, Inc. Institutional Class (99.58%)
Bond & Mortgage Securities Fund (a)                                       20,737,779   $           216,917,173
Disciplined LargeCap Blend Fund (a)                                       14,977,451               230,353,193
International Growth Fund (a)                                             11,934,353               157,294,778
LargeCap Growth Fund (a)                                                  11,420,157                88,620,414
LargeCap Value Fund (a)                                                    5,172,135                63,668,985
Partners LargeCap Growth Fund II (a)                                       9,633,456                82,944,056
Partners LargeCap Value Fund (a)                                           7,840,923               114,007,017
Partners SmallCap Growth Fund III (a)                                      2,053,316                26,631,511
Preferred Securities Fund (a)                                              7,310,300                75,588,497
Real Estate Securities Fund (a)                                            3,762,262                88,488,391
SmallCap S&P 600 Index Fund (a)                                            1,893,323                35,443,013
SmallCap Value Fund (a)                                                    1,377,898                26,152,511
                                                                                          ---------------------
                                                                                                 1,206,109,539
                                                                                          ---------------------
TOTAL INVESTMENT COMPANIES                                                             $         1,206,109,539
                                                                                          ---------------------
Total Investments                                                                      $         1,206,109,539
Other Assets in Excess of Liabilities, Net - 0.42%                                                   5,113,706
                                                                                          ---------------------
TOTAL NET ASSETS - 100.00%                                                             $         1,211,223,245
                                                                                          =====================
                                                                                          ---------------------

                                                                                          =====================

(a)             Affiliated Security


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $       149,046,670
Unrealized Depreciation                                         (8,853,238)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                      140,193,432
Cost for federal income tax purposes                          1,065,916,107


Portfolio Summary (unaudited)
------------------------------------ --------------- -----------------------
Fund Type                                                           Percent
------------------------------------ --------------- -----------------------
Domestic Equity Funds                                                62.44%
Fixed Income Funds                                                   24.15%
International Equity Funds                                           12.99%
Other Assets in Excess of                                             0.42%
Liabilities, Net
                                                     -----------------------
TOTAL NET ASSETS                                                    100.00%
                                                     =======================


Affiliated Securities (on a U.S. federal tax basis)

                           October 31, 2005               Purchases                   Sales                   April 30, 2006
                          --------------------     --------------------------      ------------------------
                           Shares         Cost       Shares        Cost        Shares         Proceeds      Shares           Cost
Bond & Mortgage           14,256,434 $ 153,499,887  6,481,345  $ 68,911,228         -     $           -   20,737,779 $   222,411,11
Securities Fund

Disciplined LargeCap      10,781,780   143,142,365  4,195,671    62,757,643         -                 -   14,977,451     205,900,00
Blend Fund

International Growth      8,329,709    76,252,298   3,604,644    42,427,005         -                 -   11,934,353     118,679,30
Fund

LargeCap Growth Fund      8,422,339    52,089,696   2,997,818    22,556,330         -                 -   11,420,157      74,646,02

LargeCap Value Fund       3,643,919    37,333,574   1,528,216    18,014,782         -                 -   5,172,135       55,348,35

Partners LargeCap         6,925,375    51,926,059   2,708,081    23,207,622         -                 -   9,633,456       75,133,68
Growth Fund II

Partners LargeCap Value   5,476,517    65,368,174   2,364,406    32,790,191         -                 -   7,840,923       98,158,36
Fund

Partners SmallCap         1,477,158    15,076,043     576,158     7,026,548         -                 -   2,053,316       22,102,59
Growth Fund III

Preferred Securities      3,993,792    43,448,846   3,316,508    35,220,134         -                 -   7,310,300       78,668,98
Fund

Real Estate Securities    3,205,554    52,271,121   1,103,654    24,366,586   546,946        12,000,000   3,762,262       64,938,63
Fund

SmallCap S&P 600 Index    1,408,193    19,560,669     485,130     8,511,385         -                 -   1,893,323       28,072,05
Fund

SmallCap Value Fund         949,231    14,249,592     428,667     7,607,400         -                 -   1,377,898       21,856,99

                                       -----------              ------------                 -----------                -----------
                                     $ 724,218,324             $353,396,854               $  12,000,000              $  1,065,916,1
                                       ===========              ============                 ===========                ===========


                      Income Distribution from     Realized Gain/Loss       Realized Gain/Loss from
                     Other Investment Companies      on Investments        Other Investment Companies
                        --------------                -------------        --------------------------
Bond & Mortgage        $    4,072,399             $           -              $          -
Securities Fund

Disciplined LargeCap        3,604,135                         -                   255,129
Blend Fund

International Growth        5,466,092                         -                 4,411,809
Fund
LargeCap Growth Fund           81,949                         -                         -
LargeCap Value Fund         1,212,261                         -                   527,970
Partners LargeCap             414,375                         -                   318,866
Growth Fund II

Partners LargeCap Value     1,242,167                         -                 2,873,813
Fund
Partners SmallCap             826,561                         -                       158
Growth Fund III

Preferred Securities        1,520,730                         -                         -
Fund
Real Estate Securities        791,321                   300,929                 1,875,861
Fund
SmallCap S&P 600 Index        388,831                         -                   372,766
Fund
SmallCap Value Fund         1,092,720                         -                   314,849
                        --------------             -------------              ------------
                       $   20,713,541             $     300,929              $ 10,951,221
                        ==============             =============              ============

Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2040 Fund
                                                                 Shares
                                                                  Held                    Value

                                                           ------------------- --- ------------------
INVESTMENT COMPANIES (99.59%)

Principal Investors Fund, Inc. Institutional Class (99.59%)
Bond & Mortgage Securities Fund (a)                                 6,897,876   $         72,151,782
Disciplined LargeCap Blend Fund (a)                                 7,457,731            114,699,910
International Growth Fund (a)                                       5,124,298             67,538,249
LargeCap Growth Fund (a)                                            5,953,029             46,195,508
LargeCap Value Fund (a)                                             2,711,271             33,375,741
Partners LargeCap Growth Fund II (a)                                5,009,073             43,128,119
Partners LargeCap Value Fund (a)                                    4,047,433             58,849,678
Partners SmallCap Growth Fund III (a)                               1,119,788             14,523,657
Preferred Securities Fund (a)                                       2,116,843             21,888,156
Real Estate Securities Fund (a)                                     1,048,705             24,665,546
SmallCap S&P 600 Index Fund (a)                                     1,045,937             19,579,940
SmallCap Value Fund (a)                                               749,875             14,232,635
                                                                                   ------------------
                                                                                         530,828,921
                                                                                   ------------------
TOTAL INVESTMENT COMPANIES                                                      $        530,828,921
                                                                                   ------------------
Total Investments                                                               $        530,828,921
Other Assets in Excess of Liabilities, Net - 0.41%                                         2,163,373
                                                                                   ------------------
TOTAL NET ASSETS - 100.00%                                                      $        532,992,294
                                                                                   ==================
                                                                                   ------------------

(a)             Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $        62,629,006
Unrealized Depreciation                                        (2,690,119)
                                                          -----------------
Net Unrealized Appreciation (Depreciation)                      59,938,887
Cost for federal income tax purposes                           470,890,034


Portfolio Summary (unaudited)
------------------------------------ -------------- -----------------------
Fund Type                                                          Percent
------------------------------------ -------------- -----------------------
Domestic Equity Funds                                               69.28%
Fixed Income Funds                                                  17.64%
International Equity Funds                                          12.67%
Other Assets in Excess of                                            0.41%
Liabilities, Net
                                                    -----------------------
TOTAL NET ASSETS                                                   100.00%
                                                    =======================

Affiliated Securities (on a U.S. federal tax basis)

                              October 31, 2005              Purchases                    Sales                April 30, 2006
                          ------------------------- --------------------------  ----------------------   -------------------------
                           Shares          Cost       Shares          Cost         Shares    Proceeds      Shares          Cost
                          ---------     ----------- ------------   -----------  ---------- -----------   ---------     -----------
Bond & Mortgage           4,241,001  $  45,664,605    2,681,608 $    28,409,104    24,733 $   263,799    6,897,876  $  73,809,910
Securities Fund

Disciplined LargeCap      5,232,370     70,022,578    2,252,298      33,757,438    26,937     405,120    7,457,731     103,374,896
Blend Fund

International Growth      3,772,657     35,236,561    1,884,389      22,248,480   532,748   6,726,114    5,124,298     50,961,056
Fund

LargeCap Growth Fund      4,249,714     26,759,287    1,725,156      13,022,864    21,841     164,874    5,953,029     39,617,422

LargeCap Value Fund       1,831,464     19,213,943      890,075      10,514,764    10,268     122,478    2,711,271     29,606,311

Partners LargeCap         3,474,832     26,461,535    1,553,428      13,344,972    19,187     164,875    5,009,073     39,641,632
Growth Fund II

Partners LargeCap Value   2,739,859     33,631,127    1,322,412      18,362,873    14,838     207,270    4,047,433     51,786,737
Fund

Partners SmallCap          785,486       8,044,250      337,944       4,142,477     3,642      47,107    1,119,788     12,139,775
Growth Fund III

Preferred Securities      1,172,026     12,773,415      952,732      10,117,970     7,915      84,792    2,116,843     22,806,593
Fund

Real Estate Securities     856,328      14,582,321      332,804       7,383,202   140,427   3,084,792    1,048,705     18,941,490
Fund

SmallCap S&P 600 Index     732,292      10,507,325      317,335       5,588,848     3,690      65,950    1,045,937     16,030,223
Fund

SmallCap Value Fund        502,238       7,776,069      250,256       4,445,027     2,619      47,107     749,875      12,173,989

                                        -----------                -------------           -----------                 -----------
                                     $  310,673,016             $   171,338,019           $11,384,278               $  470,890,034
                                        ===========                =============           ===========                 ===========


                              Income Distribution from       Realized Gain/Loss         Realized Gain/Loss from
                             Other Investment Companies         on Investments          Other Investment Companies
                                   ---------------            ------------------              ------------
Bond & Mortgage                   $     1,242,930            $                -              $          -
Securities Fund

Disciplined LargeCap                    1,738,676                             -                   122,076
Blend Fund

International Growth                    2,464,679                       202,129                 1,981,000
Fund
LargeCap Growth Fund                       41,655                           145                         -
LargeCap Value Fund                       609,243                            82                   262,337
Partners LargeCap                         205,845                             -                   157,917
Growth Fund II

Partners LargeCap Value                   624,845                             7                 1,418,793
Fund
Partners SmallCap                         433,477                           155                        83
Growth Fund III

Preferred Securities                      441,920                             -                         -
Fund
Real Estate Securities                    211,631                        60,759                   495,520
Fund
SmallCap S&P 600 Index                    203,547                             -                   192,818
Fund
SmallCap Value Fund                       571,694                             -                   164,416
                                   ---------------            ------------------              ------------
                                  $     8,790,142            $          263,277              $  4,794,960
                                   ===============            ==================              ============



Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2050 Fund
                                                                           Shares
                                                                            Held               Value
                                                                     ------------------- --------------------
INVESTMENT COMPANIES (99.67%)

Principal Investors Fund, Inc. Institutional Class (99.67%)
Bond & Mortgage Securities Fund (a)                                           1,803,588   $   18,865,531
Disciplined LargeCap Blend Fund (a)                                           4,149,618       63,821,118
International Growth Fund (a)                                                 3,107,221       40,953,167
LargeCap Growth Fund (a)                                                      3,152,331       24,462,085
LargeCap Value Fund (a)                                                       1,384,760       17,046,398
Partners LargeCap Growth Fund II (a)                                          2,665,045       22,946,040
Partners LargeCap Value Fund (a)                                              2,199,578       31,981,861
Partners SmallCap Growth Fund III (a)                                           646,113        8,380,091
Preferred Securities Fund (a)                                                   624,461        6,456,925
Real Estate Securities Fund (a)                                                 226,363        5,324,067
SmallCap S&P 600 Index Fund (a)                                                 576,351       10,789,286
SmallCap Value Fund (a)                                                         433,652        8,230,717
                                                                                            -------------
                                                                                             259,257,286
                                                                                            -------------
TOTAL INVESTMENT COMPANIES                                                                $  259,257,286
                                                                                            -------------
Total Investments                                                                         $  259,257,286
Other Assets in Excess of Liabilities, Net - 0.33%                                               861,216
                                                                                            -------------
TOTAL NET ASSETS - 100.00%                                                                $  260,118,502
                                                                                            =============
                                                                                            -------------

                                                                                            =============

(a)             Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $        31,307,025
Unrealized Depreciation                                 (734,599)
                                                 -----------------
Net Unrealized Appreciation (Depreciation)             30,572,426
Cost for federal income tax purposes                  228,684,860


Portfolio Summary (unaudited)
------------------------------- -----------------------
Fund Type                                      Percent
------------------------------- -----------------------
Domestic Equity Funds                           74.19%
International Equity Funds                      15.74%
Fixed Income Funds                               9.74%
Other Assets in Excess of                        0.33%
Liabilities, Net
                                -----------------------
TOTAL NET ASSETS                               100.00%
                                =======================



Affiliated Securities (on a U.S. federal tax basis)

                           October 31, 2005                 Purchases                    Sales                   April 30, 2006
                          -------------------       --------------------------  ------------------------   ------------------------
                           Shares        Cost         Shares          Cost        Shares        Proceeds     Shares          Cost
                          ---------   -----------  -----------   -------------- ----------     ---------   ----------    ----------
Bond & Mortgage            964,170 $  10,400,718      854,849   $    9,037,011     15,431   $   164,900    1,803,588  $   19,272,82
Securities Fund

Disciplined LargeCap      2,721,980   36,577,902    1,468,066       22,015,233     40,428       600,704    4,149,618      57,992,43
Blend Fund

International Growth      2,147,517   20,416,379    1,225,743       14,533,221    266,039      3,341,577   3,107,221      31,652,46
Fund

LargeCap Growth Fund      2,142,827   13,546,588    1,039,462        7,853,800     29,958       223,792    3,152,331      21,176,72

LargeCap Value Fund        907,378     9,507,254      490,417        5,797,152     13,035       153,121    1,384,760      15,151,33

Partners LargeCap         1,757,804   13,393,414      933,517        8,020,513     26,276       223,792    2,665,045      21,190,18
Growth Fund II

Partners LargeCap Value   1,402,590   17,210,688      818,290       11,375,993     21,302       294,462    2,199,578      28,292,21
Fund

Partners SmallCap          430,595     4,425,560      221,240        2,716,410      5,722        70,671      646,113       7,071,39
Growth Fund III

Preferred Securities       329,286     3,593,601      301,795        3,200,257      6,620        70,670      624,461       6,723,20
Fund
Real Estate Securities     174,978     2,950,200       80,869        1,796,151     29,484       647,115      226,363       4,109,60
Fund
SmallCap S&P 600 Index     382,822     5,534,986      198,925        3,509,454      5,396        94,227      576,351       8,950,25
Fund
SmallCap Value Fund        275,621     4,286,707      162,015        2,886,185      3,984        70,671      433,652       7,102,22
                                      -----------                --------------                ---------                 ----------
                                   $  141,843,997               $   92,741,380              $  5,955,702              $  228,684,86
                                      ===========                ==============                =========                 ==========

                        Income Distribution from        Realized Gain/Loss    Realized Gain/Loss from
                       Other Investment Companies         on Investments     Other Investment Companies
                     ----------------------------- ----------------------------------------------------
Bond & Mortgage          $     297,889                   $          -          $              -
Securities Fund

Disciplined LargeCap           926,070                              6                    65,132
Blend Fund

International Growth         1,428,579                         44,444                 1,149,801
Fund
LargeCap Growth Fund            21,317                            127                         -
LargeCap Value Fund            305,764                             45                   132,321
Partners LargeCap              106,356                             52                    81,675
Growth Fund II

Partners LargeCap Value        326,071                              -                   744,025
Fund
Partners SmallCap              242,948                             92                        46
Growth Fund III

Preferred Securities           126,842                             12                         -
Fund
Real Estate Securities          43,943                         10,370                   103,264
Fund
SmallCap S&P 600 Index         108,490                             37                   103,077
Fund
SmallCap Value Fund            320,535                              -                    92,235
                            -----------                   ------------           ---------------
                         $   4,254,804                   $     55,185          $      2,471,576
                            ===========                   ============           ===============


Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime Strategic Income Fund
                                                                     Shares
                                                                      Held                    Value

                                                               ------------------- --- ---------------------
INVESTMENT COMPANIES (100.24%)

Principal Investors Fund, Inc. Institutional Class (100.24%)
Bond & Mortgage Securities Fund (a)                                    12,663,774   $           132,463,077
Disciplined LargeCap Blend Fund (a)                                     1,320,761                20,313,306
International Growth Fund (a)                                           1,032,106                13,603,156
LargeCap Growth Fund (a)                                                1,109,591                 8,610,426
LargeCap Value Fund (a)                                                   490,896                 6,042,926
Partners LargeCap Growth Fund II (a)                                      902,806                 7,773,156
Partners LargeCap Value Fund (a)                                          748,760                10,886,972
Preferred Securities Fund (a)                                           3,635,249                37,588,479
Real Estate Securities Fund (a)                                           999,547                23,509,343
SmallCap S&P 600 Index Fund (a)                                           429,580                 8,041,733
Ultra Short Bond Fund (a)                                               8,196,973                82,379,576
                                                                                       ---------------------
                                                                                                351,212,150
                                                                                       ---------------------
TOTAL INVESTMENT COMPANIES                                                          $           351,212,150
                                                                                       ---------------------
Total Investments                                                                   $           351,212,150
Liabilities in Excess of Other Assets, Net - (0.24)%                                              (834,551)
                                                                                       ---------------------
TOTAL NET ASSETS - 100.00%                                                          $           350,377,599
                                                                                       =====================
                                                                                       ---------------------

                                                                                       =====================

(a)             Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $        21,001,059
Unrealized Depreciation                                           (5,455,286)
                                                             -----------------
Net Unrealized Appreciation (Depreciation)                         15,545,773
Cost for federal income tax purposes                              335,666,377


Portfolio Summary (unaudited)
------------------------------------ ----------------- -----------------------
Fund Type                                                             Percent
------------------------------------ ----------------- -----------------------
Fixed Income Funds                                                     72.05%
Domestic Equity Funds                                                  24.31%
International Equity Funds                                              3.88%
Liabilities in Excess of Other                                       (-0.24%)
Assets, Net
                                                       -----------------------
TOTAL NET ASSETS                                                      100.00%
                                                       =======================

Affiliated Securities (on a U.S. federal tax basis)

                                October 31, 2005           Purchases                       Sales                April 30, 2006
                              --------------------     ------------------------- -------------------------  -----------------------
                           Shares           Cost         Shares      Cost            Shares       Proceeds      Shares       Cost
Bond & Mortgage           9,748,138   $  105,151,433   4,308,249 $  45,726,967   1,392,613  $  14,813,713   12,663,774 $136,064,992
Securities Fund

Disciplined LargeCap      1,053,752      14,018,503      407,373     6,120,942     140,364      2,089,114    1,320,761   18,055,517
Blend Fund

International Growth        942,515       8,406,137      399,818     4,755,600     310,227      3,829,435    1,032,106    9,440,939
Fund
LargeCap Growth Fund        912,549       5,560,139      311,566     2,363,221     114,524        854,638    1,109,591    7,070,856
LargeCap Value Fund         386,102       3,942,799      156,481     1,852,664      51,687        607,742      490,896    5,188,661
Money Market Fund         65,109,025     65,109,025   10,732,619    10,732,619  75,841,644     75,841,644            -            -

Partners LargeCap           720,582       5,321,240      281,993     2,429,218      99,769        854,637      902,806    6,897,322
Growth Fund II

Partners LargeCap Value     580,056       6,888,820      248,395     3,457,969      79,691      1,101,533      748,760    9,245,783
Fund
Preferred Securities      2,719,889      29,688,194    1,307,695    13,843,596     392,335      4,178,227    3,635,249   39,357,710
Fund

Real Estate Securities      857,270      12,704,880      314,072     6,977,664     171,795      3,779,032      999,547   15,903,859
Fund

SmallCap S&P 600 Index      344,490       4,544,094      128,451     2,275,456      43,361        759,677      429,580    6,061,291
Fund
Ultra Short Bond Fund             -               -    8,852,432    88,966,811     655,459      6,587,364    8,196,973   82,379,447

                                         -----------              -------------                -----------              -----------
                                      $  261,335,264             $ 189,502,727              $  115,296,756             $335,666,377
                                         ===========              =============                ===========              ===========



                               Income Distribution from      Realized Gain/Loss     Realized Gain/Loss from
                               Other Investment Companies       on Investments      Other Investment Companies
                             ------------------              ----------------             ---------------
Bond & Mortgage           $          2,532,603              $            305       $                   -
Securities Fund

Disciplined LargeCap                   340,391                         5,186                      24,395
Blend Fund

International Growth                   603,185                       108,637                     489,406
Fund
LargeCap Growth Fund                     8,430                         2,134                           -
LargeCap Value Fund                    123,526                           940                      54,620
Money Market Fund                      627,882                             -                           -
Partners LargeCap                       41,984                         1,501                      32,443
Growth Fund II

Partners LargeCap Value                125,204                           527                     297,702
Fund
Preferred Securities                   831,283                         4,147                           -
Fund
Real Estate Securities                 204,670                           347                     493,552
Fund
SmallCap S&P 600 Index                  92,497                         1,418                      89,811
Fund
Ultra Short Bond Fund                  930,468                             -                           -
                             ------------------              ----------------             ---------------
                          $          6,462,123              $        125,142       $           1,481,929
                             ==================              ================             ===============


Schedule of Investments
April 30, 2006 (unaudited)
Real Estate Securities Fund
                                                              Shares
                                                               Held                    Value
                                                        ------------------- --- ---------------------
COMMON STOCKS (99.08%)
Hotels & Motels (2.55%)
Starwood Hotels & Resorts Worldwide Inc (a)                        452,227   $            25,948,785
                                                                                ---------------------

Publicly Traded Investment Fund (2.66%)
iShares Cohen & Steers Realty Majors Index Fund (a)                328,500                27,097,965
                                                                                ---------------------

Real Estate Operator & Developer (2.52%)
Brookfield Properties Corp (a)                                     798,650                25,636,665
                                                                                ---------------------

REITS - Apartments (25.32%)
Archstone-Smith Trust                                            1,272,609                62,205,128
AvalonBay Communities Inc (a)                                      621,300                66,914,010
BRE Properties Inc (a)                                             438,456                23,624,009
Camden Property Trust                                              328,186                22,556,224
Equity Residential (a)                                             992,800                44,546,936
Essex Property Trust Inc (a)                                       243,517                26,567,705
Mid-America Apartment Communities Inc (a)                           57,400                 3,042,200
United Dominion Realty Trust Inc (a)                               314,715                 8,557,101
                                                                                ---------------------
                                                                                         258,013,313
                                                                                ---------------------
REITS - Diversified (4.51%)
Vornado Realty Trust (a)                                           480,505                45,955,498
                                                                                ---------------------

REITS - Healthcare (2.70%)
Ventas Inc (a)                                                     840,724                27,466,453
                                                                                ---------------------

REITS - Hotels (7.50%)
Host Hotels & Resorts Inc (a)                                    1,761,293                37,022,379
LaSalle Hotel Properties                                           541,648                23,686,267
Sunstone Hotel Investors Inc (a)                                   545,873                15,688,390
                                                                                ---------------------
                                                                                          76,397,036
                                                                                ---------------------
REITS - Office Property (17.25%)
Alexandria Real Estate Equities Inc (a)                             81,064                 7,344,398
BioMed Realty Trust Inc (a)                                        617,374                17,088,912
Boston Properties Inc (a)                                          535,731                47,288,975
Corporate Office Properties Trust SBI MD (a)                       471,931                19,585,137
Kilroy Realty Corp (a)                                             364,861                26,021,887
Reckson Associates Realty Corp (a)                                  80,800                 3,286,944
SL Green Realty Corp (a)                                           557,045                55,147,455
                                                                                ---------------------
                                                                                         175,763,708
                                                                                ---------------------
REITS - Regional Malls (10.38%)
General Growth Properties Inc                                      776,798                36,470,666
Macerich Co/The (a)                                                 81,300                 5,952,786
Simon Property Group Inc (a)                                       756,228                61,919,949
Taubman Centers Inc (a)                                             34,695                 1,427,352
                                                                                ---------------------
                                                                                         105,770,753
                                                                                ---------------------
REITS - Shopping Centers (12.65%)
Acadia Realty Trust (a)                                            309,229                 6,979,298
Developers Diversified Realty Corp (a)                             526,719                28,021,451
Federal Realty Invs Trust (a)                                      193,446                13,198,821
Kimco Realty Corp                                                1,270,200                47,162,526
Pan Pacific Retail Properties Inc                                  253,569                16,897,838

Regency Centers Corp (a)                                           187,800                11,848,302
Tanger Factory Outlet Centers Inc                                  147,282                 4,827,904
                                                                                ---------------------
                                                                                         128,936,140
                                                                                ---------------------
REITS - Storage (3.85%)
Public Storage Inc (a)                                             510,200                39,224,176
                                                                                ---------------------

REITS - Warehouse & Industrial (7.19%)
AMB Property Corp                                                  465,735                23,282,093
EastGroup Properties Inc (a)                                       123,346                 5,509,866
Prologis                                                           885,350                44,462,277
                                                                                ---------------------
                                                                                          73,254,236
                                                                                ---------------------
TOTAL COMMON STOCKS                                                          $         1,009,464,728
                                                                                ---------------------
                                                            Principal
                                                              Amount                   Value
                                                        ------------------- --- ---------------------
SHORT TERM INVESTMENTS (1.02%)
Commercial Paper (1.02%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                          10,391,770                10,391,770
                                                                                ---------------------
TOTAL SHORT TERM INVESTMENTS                                                 $            10,391,770
                                                                                ---------------------
MONEY MARKET FUNDS (16.15%)
BNY Institutional Cash Reserve Fund (b)                        164,502,000               164,502,000
                                                                                ---------------------
TOTAL MONEY MARKET FUNDS                                                     $           164,502,000
                                                                                ---------------------
Total Investments                                                            $         1,184,358,498
Liabilities in Excess of Other Assets,
Net - (16.25)%                                                                          (165,574,731)
                                                                                ---------------------
TOTAL NET ASSETS - 100.00%                                                   $         1,018,783,767
                                                                                =====================
                                                                                ---------------------

                                                                                =====================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $       271,834,847
Unrealized Depreciation                                    (2,201,100)
                                                      -----------------
Net Unrealized Appreciation (Depreciation)                 269,633,747
Cost for federal income tax purposes                       914,724,751


Portfolio Summary (unaudited)
------------------------------------ ---------- -----------------------
REIT                                                           Percent
------------------------------------ ---------- -----------------------
REITS - Apartments                                              25.32%
REITS - Office Property                                         17.25%
Money Center Banks                                              16.15%
REITS - Shopping Centers                                        12.65%
REITS - Regional Malls                                          10.38%
REITS - Hotels                                                   7.50%
REITS - Warehouse & Industrial                                   7.19%
REITS - Diversified                                              4.51%
REITS - Storage                                                  3.85%
REITS - Healthcare                                               2.70%
Publicly Traded Investment Fund                                  2.66%
Hotels & Motels                                                  2.55%
Real Estate Operator & Developer                                 2.52%
Sovereign Agency                                                 1.02%
Liabilities in Excess of Other                               (-16.25%)
Assets, Net
                                                -----------------------
TOTAL NET ASSETS                                               100.00%
                                                =======================


Schedule of Investments
April 30, 2006 (unaudited)
Short-Term Bond Fund
                                                                     Principal
                                                                       Amount                   Value
                                                                 ------------------- --- ---------------------
BONDS (83.20%)
Aerospace & Defense (0.07%)
Raytheon Co
      6.75%, 8/15/2007                                        $             131,000   $               132,718
                                                                                         ---------------------

Agricultural Chemicals (0.08%)
IMC Global Inc
      11.25%, 6/ 1/2011                                                     150,000                   158,625
                                                                                         ---------------------

Agricultural Operations (0.60%)
Bunge Ltd Finance Corp
      4.38%, 12/15/2008                                                     700,000                   679,764
Cargill Inc
      3.63%, 3/ 4/2009 (a)                                                  525,000                   500,133
                                                                                         ---------------------
                                                                                                    1,179,897
                                                                                         ---------------------
Airlines (0.09%)
Southwest Airlines Co
      5.50%, 11/ 1/2006                                                     175,000                   175,233
                                                                                         ---------------------

Asset Backed Securities (3.87%)
Carrington Mortgage Loan Trust
      5.24%, 12/25/2035 (b)                                                 475,000                   475,831
Chase Funding Mortgage Loan Asset-Backed
      4.34%, 8/25/2028                                                       55,284                    55,052
      4.88%, 8/25/2028                                                        9,926                     9,889
      5.19%, 12/25/2033 (b)                                                 368,697                   369,140
Countrywide Asset-Backed Certificates
      4.32%, 10/25/2035 (b)                                                 350,000                   345,195
Countrywide Home Equity Loan Trust
      5.13%, 12/15/2035 (b)                                                 299,775                   299,845
      5.14%, 2/15/2036 (b)                                                  475,000                   475,066
Equity One ABS Inc
      4.26%, 7/25/2034 (b)                                                  500,000                   496,562
GMAC Mortgage Corp Loan Trust
      5.14%, 8/25/2035 (b)                                                  200,000                   199,989
Long Beach Mortgage Loan Trust
      5.22%, 7/25/2034 (b)                                                  265,705                   266,047
      5.14%, 4/25/2035 (b)                                                  500,000                   500,174
Merrill Lynch Mortgage Investors Inc
      5.31%, 7/25/2035 (b)                                                  729,031                   729,932
Nomura Asset Acceptance Corp
      5.19%, 6/25/2035 (b)                                                  230,857                   230,899
      5.18%, 1/25/2036 (a)(b)                                               794,029                   794,255
Popular ABS Mortgage Pass-Through Trust
      5.22%, 11/25/2035 (b)                                                 475,000                   475,631
Residential Asset Mortgage Products Inc
      5.19%, 12/25/2034 (b)                                                 450,000                   450,448
SACO I Inc
      5.23%, 4/25/2035 (b)                                                  232,211                   232,228
Saxon Asset Securities Trust
      5.30%, 12/26/2034 (b)                                                 570,030                   571,032

Specialty Underwriting & Residential Finance
      5.27%, 7/25/2035 (b)                                                  650,000                   651,383
                                                                                         ---------------------
                                                                                                    7,628,598
                                                                                         ---------------------
Auto - Car & Light Trucks (0.80%)
DaimlerChrysler NA Holding Corp
      5.38%, 5/24/2006 (b)                                                  420,000                   420,025
      4.05%, 6/ 4/2008                                                      275,000                   266,926
      5.33%, 3/13/2009 (b)(c)                                               375,000                   375,111
      5.88%, 3/15/2011                                                      525,000                   522,656
                                                                                         ---------------------
                                                                                                    1,584,718
                                                                                         ---------------------
Automobile Sequential (2.17%)
Capital Auto Receivables Asset Trust
      5.28%, 6/15/2010 (b)                                                  185,000                   185,987
Carss Finance LP
      5.85%, 1/15/2011 (a)(b)                                               632,839                   634,221
Chase Manhattan Auto Owner Trust
      2.06%, 12/15/2009                                                   1,224,398                 1,198,502
Daimler Chrysler Auto Trust
      3.09%, 1/ 8/2008                                                      183,122                   182,526
      2.88%, 10/ 8/2009                                                     140,405                   138,544
Ford Credit Auto Owner Trust
      2.70%, 6/15/2007                                                      337,188                   336,374
Honda Auto Receivables Owner Trust
      2.70%, 3/17/2008                                                      219,755                   217,479
M&I Auto Loan Trust
      3.04%, 10/20/2008                                                     197,929                   196,991
Nissan Auto Receivables Owner Trust
      2.70%, 12/17/2007                                                     780,140                   774,587
WFS Financial Owner Trust
      4.50%, 5/17/2013                                                      425,000                   414,365
                                                                                         ---------------------
                                                                                                    4,279,576
                                                                                         ---------------------
Brewery (0.30%)
Coors Brewing Co
      6.38%, 5/15/2012                                                      225,000                   230,680
Miller Brewing Co
      4.25%, 8/15/2008 (a)                                                  370,000                   360,531
                                                                                         ---------------------
                                                                                                      591,211
                                                                                         ---------------------
Building - Residential & Commercial (0.33%)
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                                                    200,000                   211,750
KB Home
      9.50%, 2/15/2011                                                      200,000                   209,500
Schuler Homes Inc
      10.50%, 7/15/2011                                                     225,000                   239,022
                                                                                         ---------------------
                                                                                                      660,272
                                                                                         ---------------------
Building & Construction Products -
Miscellaneous (0.28%)
Masco Corp
      5.12%, 3/ 9/2007 (a)(b)                                               550,000                   550,306
                                                                                         ---------------------

Cable TV (0.45%)
Comcast Corp
      5.45%, 11/15/2010                                                     300,000                   296,540
COX Communications Inc
      4.63%, 1/15/2010                                                      475,000                   456,501
CSC Holdings Inc
      10.50%, 5/15/2016 (c)                                                 125,000                   131,875
                                                                                         ---------------------
                                                                                                      884,916
                                                                                         ---------------------

Casino Hotels (0.42%)
Caesars Entertainment Inc
      9.38%, 2/15/2007                                                      200,000                   205,250
Harrah's Operating Co Inc
      7.50%, 1/15/2009                                                      410,000                   428,034
Mirage Resorts Inc
      6.75%, 8/ 1/2007                                                      200,000                   201,500
                                                                                         ---------------------
                                                                                                      834,784
                                                                                         ---------------------
Cellular Telecommunications (0.84%)
America Movil SA de CV
      5.74%, 4/27/2007 (b)                                                  400,000                   400,800
Cingular Wireless LLC
      5.63%, 12/15/2006                                                     170,000                   170,340
Rogers Wireless Inc
      7.25%, 12/15/2012                                                     150,000                   155,438
Verizon Wireless Capital LLC
      5.38%, 12/15/2006                                                     455,000                   455,230
Vodafone Group PLC
      5.26%, 6/15/2011 (b)                                                  475,000                   474,948
                                                                                         ---------------------
                                                                                                    1,656,756
                                                                                         ---------------------
Chemicals - Diversified (0.18%)
Chevron Phillips Chemical Co LLC
      5.38%, 6/15/2007                                                      145,000                   144,912
Lyondell Chemical Co
      9.63%, 5/ 1/2007                                                      200,000                   206,750
                                                                                         ---------------------
                                                                                                      351,662
                                                                                         ---------------------
Coatings & Paint (0.12%)
Valspar Corp
      6.00%, 5/ 1/2007                                                      235,000                   234,945
                                                                                         ---------------------

Commercial Banks (0.53%)
Glitnir Banki HF
      5.23%, 10/15/2008 (a)(b)(c)                                           200,000                   198,662
HSBC America Capital Trust I
      7.81%, 12/15/2026 (a)                                                 375,000                   393,937
VTB Capital SA for Vneshtorgbank
      5.68%, 9/21/2007 (a)(b)                                               180,000                   180,135
Wachovia Bank NA/Charlotte
      7.80%, 8/18/2010                                                      250,000                   271,014
                                                                                         ---------------------
                                                                                                    1,043,748
                                                                                         ---------------------
Commercial Services (0.14%)
Aramark Services Inc
      5.00%, 6/ 1/2012                                                      300,000                   283,684
                                                                                         ---------------------

Commercial Services - Finance (0.05%)
Equifax Inc
      4.95%, 11/ 1/2007                                                      90,000                    89,238
                                                                                         ---------------------

Computers  -Memory Devices (0.10%)
Seagate Technology HDD Holdings
      8.00%, 5/15/2009                                                      200,000                   206,000
                                                                                         ---------------------

Containers - Metal & Glass (0.09%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009 (c)                                                  175,000                   182,000
                                                                                         ---------------------


Credit Card Asset Backed Securities (2.90%)
American Express Credit Account Master Trust
      5.30%, 9/15/2010 (b)                                                  250,000                   251,201
Bank One Issuance Trust
      5.27%, 12/15/2010 (b)                                                 750,000                   753,778
Capital One Multi-Asset Execution Trust
      5.12%, 12/15/2009 (b)                                                 405,000                   405,198
Chase Credit Card Master Trust
      5.10%, 5/15/2009 (b)                                                  450,000                   449,969
      5.23%, 1/17/2011 (b)                                                  750,000                   753,989
Citibank Credit Card Issuance Trust
      5.29%, 6/25/2009 (b)                                                  300,000                   300,717
      6.05%, 12/15/2009 (b)                                                 650,000                   658,388
Citibank Credit Card Master Trust I
      5.88%, 3/10/2011                                                      700,000                   711,418
Discover Card Master Trust I
      5.15%, 10/15/2009                                                     923,000                   922,185
      5.08%, 4/16/2010 (b)                                                  350,000                   349,974
GE Capital Credit Card Master Note Trust
      5.07%, 3/15/2013 (b)                                                  175,000                   175,231
                                                                                         ---------------------
                                                                                                    5,732,048
                                                                                         ---------------------
Cruise Lines (0.17%)
Royal Caribbean Cruises Ltd
      7.25%, 8/15/2006                                                      100,000                   100,410
      7.00%, 10/15/2007                                                     225,000                   228,756
                                                                                         ---------------------
                                                                                                      329,166
                                                                                         ---------------------
Data Processing & Management (0.39%)
Dun & Bradstreet Corp
      5.50%, 3/15/2011                                                      400,000                   395,942
Fidelity National Information Services
      4.75%, 9/15/2008                                                      415,000                   382,329
                                                                                         ---------------------
                                                                                                      778,271

                                                                                         ---------------------
Diversified Manufacturing Operations (0.12%)
Tyco International Group SA
      6.13%, 1/15/2009                                                      240,000                   242,652
                                                                                         ---------------------

Electric - Generation (0.11%)
CE Casecnan Water & Energy
      11.95%, 11/15/2010                                                    199,200                   215,634
                                                                                         ---------------------

Electric - Integrated (4.04%)
Alabama Power Co
      2.80%, 12/ 1/2006                                                      85,000                    83,790
      4.99%, 8/25/2009 (b)                                                  180,000                   180,542
American Electric Power Co Inc
      6.13%, 5/15/2006                                                      450,000                   450,119
Commonwealth Edison Co
      7.63%, 1/15/2007                                                      225,000                   228,011
Constellation Energy Group Inc
      6.13%, 9/ 1/2009                                                      425,000                   432,010
Dominion Resources Inc/VA
      5.05%, 5/15/2006 (b)                                                  175,000                   174,989
      5.26%, 9/28/2007 (b)                                                  270,000                   270,198
      5.69%, 5/15/2008                                                      225,000                   225,457
DTE Energy Co
      6.45%, 6/ 1/2006                                                      100,000                   100,079
      6.65%, 4/15/2009                                                      375,000                   385,259

Entergy Gulf States Inc
      5.61%, 12/ 8/2008 (a)(b)                                              200,000                   200,115
Entergy Louisiana LLC
      5.83%, 11/ 1/2010                                                     400,000                   394,478
Exelon Corp
      4.45%, 6/15/2010                                                      300,000                   287,115
FPL Group Capital Inc
      4.09%, 2/16/2007                                                      200,000                   198,019
Georgia Power Co
      4.93%, 2/17/2009 (b)                                                  195,000                   195,619
Midamerican Energy Holdings Co
      4.63%, 10/ 1/2007                                                     315,000                   311,585
Monongahela Power Co
      5.00%, 10/ 1/2006                                                     450,000                   448,816
Niagara Mohawk Power Corp
      7.75%, 5/15/2006                                                      205,000                   205,169
Nisource Finance Corp
      3.20%, 11/ 1/2006 (c)                                                 155,000                   153,325
Northeast Utilities
      3.30%, 6/ 1/2008                                                      250,000                   238,489
Pepco Holdings Inc
      5.50%, 8/15/2007                                                      130,000                   129,940
Progress Energy Inc
      5.85%, 10/30/2008                                                     175,000                   176,367
PSEG Power LLC
      3.75%, 4/ 1/2009                                                      525,000                   499,505
Public Service Co of Colorado
      4.38%, 10/ 1/2008                                                     190,000                   185,732
Scottish Power PLC
      4.91%, 3/15/2010                                                      450,000                   438,061
Southwestern Public Service Co
      5.13%, 11/ 1/2006                                                     375,000                   374,356
TXU Corp
      6.38%, 6/15/2006                                                      125,000                   125,118
TXU Electric Delivery Co
      5.00%, 9/ 1/2007                                                      170,000                   168,849
TXU Energy Co LLC
      6.13%, 3/15/2008                                                      225,000                   226,612
Virginia Electric and Power Co
      5.38%, 2/ 1/2007                                                      200,000                   199,831
Wisconsin Electric Power
      3.50%, 12/ 1/2007                                                     295,000                   286,751
                                                                                         ---------------------
                                                                                                    7,974,306
                                                                                         ---------------------
Electronic Components - Miscellaneous (0.09%)
Solectron Corp
      7.97%, 11/15/2006                                                     175,000                   176,750
                                                                                         ---------------------

Electronic Components - Semiconductors (0.14%)
Chartered Semiconductor Manufacturing Ltd
      6.25%, 4/ 4/2013                                                      280,000                   277,217
                                                                                         ---------------------

Electronic Connectors (0.14%)
Thomas & Betts Corp
      6.63%, 5/ 7/2008                                                      275,000                   280,506
                                                                                         ---------------------


Engines - Internal Combustion (0.15%)
Cummins Inc
      9.50%, 12/ 1/2010                                                     275,000                   293,219
                                                                                         ---------------------

Finance - Auto Loans (0.35%)
General Motors Acceptance Corp
      5.65%, 5/18/2006 (b)                                                  225,000                   224,949
      5.97%, 1/16/2007 (b)                                                  200,000                   196,531
Nissan Motor Acceptance Corp
      4.63%, 3/ 8/2010 (a)                                                  270,000                   259,241
                                                                                         ---------------------
                                                                                                      680,721
                                                                                         ---------------------
Finance - Commercial (0.26%)
CIT Group Inc
      4.90%, 8/15/2008 (b)                                                  225,000                   225,286
Textron Financial Corp
      6.20%, 11/15/2007 (b)                                                 275,000                   280,671
                                                                                         ---------------------
                                                                                                      505,957
                                                                                         ---------------------
Finance - Consumer Loans (1.07%)
American General Finance Corp
      4.88%, 5/15/2010                                                      375,000                   364,099
HSBC Finance Corp
      5.03%, 11/16/2009 (b)                                                 475,000                   478,187
      4.75%, 4/15/2010                                                      200,000                   194,324
      5.26%, 9/14/2012 (b)                                                  325,000                   326,098
SLM Corp
      5.30%, 1/26/2009 (b)                                                  175,000                   175,493
      5.19%, 3/ 2/2009 (b)                                                  475,000                   463,757
      5.24%, 7/27/2009 (b)                                                  100,000                   100,037
                                                                                         ---------------------
                                                                                                    2,101,995
                                                                                         ---------------------
Finance - Credit Card (0.32%)
Capital One Bank
      6.70%, 5/15/2008                                                      300,000                   307,206
MBNA Corp
      5.14%, 5/ 5/2008 (b)                                                  330,000                   332,612
                                                                                         ---------------------
                                                                                                      639,818
                                                                                         ---------------------
Finance - Investment Banker & Broker (2.87%)
Bear Stearns Cos Inc/The
      5.43%, 1/30/2009 (b)                                                  300,000                   301,553
Citigroup Inc
      4.13%, 2/22/2010                                                      525,000                   501,894
      4.92%, 5/18/2010 (b)                                                  575,000                   576,338
Credit Suisse USA Inc
      4.93%, 6/ 2/2008 (b)                                                  550,000                   550,640
Goldman Sachs Group Inc
      5.42%, 7/23/2009 (b)                                                  175,000                   176,169
      5.02%, 3/ 2/2010 (b)                                                  300,000                   300,173
      6.88%, 1/15/2011                                                      450,000                   473,179
JPMorgan Chase & Co
      5.18%, 10/ 2/2009 (b)                                                 800,000                   803,096
Lehman Brothers Holdings Inc
      4.97%, 11/10/2009 (b)                                                 350,000                   351,467
      4.25%, 1/27/2010                                                      240,000                   229,127
Merrill Lynch & Co Inc
      4.96%, 2/ 6/2009 (b)                                                  150,000                   150,628
      5.15%, 3/ 2/2009 (b)                                                  195,000                   189,922
      4.93%, 2/ 5/2010 (b)                                                  200,000                   200,582
Morgan Stanley
      4.00%, 1/15/2010                                                      425,000                   403,017

Morgan Stanley (continued)
      5.35%, 1/15/2010 (b)(c)                                               455,000                   456,773
                                                                                         ---------------------
                                                                                                    5,664,558
                                                                                         ---------------------
Finance - Leasing Company (0.24%)
Case Credit Corp
      6.75%, 10/21/2007                                                     200,000                   200,000
International Lease Finance Corp
      5.80%, 8/15/2007                                                      165,000                   165,303
      5.47%, 1/15/2010 (b)                                                  100,000                   100,513
                                                                                         ---------------------
                                                                                                      465,816
                                                                                         ---------------------
Finance - Mortgage Loan/Banker (2.73%)
Countrywide Financial Corp
      4.96%, 5/ 5/2008 (b)                                                  380,000                   380,622
      5.20%, 12/19/2008 (b)                                                 230,000                   230,317
Fannie Mae
      5.26%, 2/25/2032 (b)                                                  506,091                   507,446
      5.21%, 3/25/2035 (b)                                                  182,573                   182,583
Fannie Mae Whole Loan
      5.16%, 5/25/2035 (b)                                                  545,714                   547,053
Freddie Mac
      5.13%, 12/15/2013                                                     800,000                   776,930
      5.50%, 1/15/2017                                                      107,106                   107,099
      4.00%, 1/15/2022                                                      800,000                   790,545
      5.35%, 6/15/2023 (b)                                                  374,163                   377,788
      5.10%, 4/15/2030 (b)                                                  198,299                   198,318
      5.20%, 10/15/2034 (b)                                                 339,157                   338,243
Residential Capital Corp
      6.33%, 6/29/2007 (b)                                                  550,000                   552,433
      6.00%, 2/22/2011 (c)                                                  200,000                   195,907
      6.50%, 4/17/2013                                                      210,000                   209,307
                                                                                         ---------------------
                                                                                                    5,394,591
                                                                                         ---------------------
Finance - Other Services (0.16%)
National Rural Utilities Cooperative Finance
      6.00%, 5/15/2006                                                      325,000                   325,081
                                                                                         ---------------------

Food - Meat Products (0.15%)
Tyson Foods Inc
      7.25%, 10/ 1/2006                                                     300,000                   302,024
                                                                                         ---------------------

Food - Miscellaneous/Diversified (0.84%)
Campbell Soup Co
      5.50%, 3/15/2007                                                      365,000                   365,735
ConAgra Foods Inc
      7.88%, 9/15/2010                                                      575,000                   619,469
General Mills Inc
      5.13%, 2/15/2007                                                      115,000                   114,801
HJ Heinz Co
      6.43%, 12/ 1/2008 (a)(b)                                              125,000                   127,024
Kraft Foods Inc
      4.63%, 11/ 1/2006                                                     440,000                   438,517
                                                                                         ---------------------
                                                                                                    1,665,546
                                                                                         ---------------------
Food - Retail (0.48%)
Delhaize America Inc
      8.13%, 4/15/2011                                                      100,000                   107,820
Kroger Co/The
      6.38%, 3/ 1/2008                                                      485,000                   491,738
Safeway Inc
      6.50%, 11/15/2008                                                     175,000                   177,493
Safeway Inc (continued)
      5.31%, 3/27/2009 (b)                                                  175,000                   174,949
                                                                                         ---------------------
                                                                                                      952,000
                                                                                         ---------------------
Gas - Distribution (0.13%)
Sempra Energy
      4.75%, 5/15/2009                                                      150,000                   146,775
Southern California Gas Co
      4.99%, 12/ 1/2009 (b)                                                 100,000                   100,142
                                                                                         ---------------------
                                                                                                      246,917
                                                                                         ---------------------
Home Equity - Other (7.03%)
AAA Trust
      5.26%, 2/27/2035 (a)(b)                                               375,000                   375,907
ACE Securities Corp
      5.17%, 8/25/2035 (b)                                                  750,000                   750,277
      5.16%, 10/25/2035 (b)                                                 400,000                   400,145
Ameriquest Mortgage Securities Inc
      4.26%, 8/25/2033                                                       51,675                    51,391
Asset Backed Funding Certificates
      5.22%, 2/25/2035 (b)                                                  188,529                   188,601
Bear Stearns Asset Backed Securities Inc
      5.56%, 3/25/2034 (b)                                                  565,000                   564,969
      5.20%, 2/25/2035 (b)                                                  450,000                   450,260
Encore Credit Receivables Trust
      5.16%, 2/25/2035 (b)                                                  525,000                   525,220
First NLC Trust
      5.29%, 5/25/2035 (b)                                                  537,169                   536,772
First-Citizens Home Equity Loan LLC
      5.11%, 9/15/2022 (a)(b)                                               352,940                   351,796
GMAC Mortgage Corp Loan Trust
      4.62%, 6/25/2035 (b)                                                  800,000                   788,814
Indymac Home Equity Loan Asset-Backed Trust
      5.77%, 5/25/2036 (b)(d)                                             1,400,000                 1,398,860
IXIS Real Estate Capital Trust
      5.20%, 12/25/2035 (b)                                                 450,000                   450,658
Mastr Asset Backed Securities Trust
      5.46%, 3/25/2035 (b)                                                  575,000                   576,669
Merrill Lynch Mortgage Investors Inc
      5.16%, 2/25/2036 (b)                                                  475,000                   475,260
Morgan Stanley ABS Capital I
      5.25%, 11/25/2034 (b)                                                 187,070                   187,239
      5.18%, 12/25/2034 (b)                                                  34,974                    35,011
      5.21%, 9/25/2035 (b)                                                  800,000                   801,159
New Century Home Equity Loan Trust
      5.25%, 3/25/2035 (b)                                                  104,272                   104,377
Option One Mortgage Loan Trust
      5.20%, 2/25/2035 (b)                                                  759,552                   760,508
      5.18%, 5/25/2035 (b)                                                  600,000                   600,736
Residential Asset Securities Corp
      4.47%, 3/25/2032                                                    1,410,000                 1,393,143
      6.76%, 4/25/2032 (b)                                                   13,779                    13,798
      5.22%, 12/25/2033 (b)                                                 793,060                   794,804
      6.11%, 3/25/2035 (b)                                                   50,000                    50,226
      5.16%, 5/25/2035 (b)                                                  575,000                   575,332
Structured Asset Securities Corp
      5.18%, 3/25/2035 (b)                                                  675,000                   675,196
                                                                                         ---------------------
                                                                                                   13,877,128
                                                                                         ---------------------

Home Equity - Sequential (0.64%)
Chase Funding Loan Acquisition Trust
      2.98%, 2/25/2030                                                        5,435                     5,415
New Century Home Equity Loan Trust
      3.56%, 11/25/2033                                                     259,438                   257,964
      4.76%, 11/25/2033                                                   1,000,000                   989,632
Residential Asset Securities Corp
      3.37%, 11/25/2028                                                       6,690                     6,666
                                                                                         ---------------------
                                                                                                    1,259,677
                                                                                         ---------------------
Hotels & Motels (0.10%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                                      200,000                   203,500
                                                                                         ---------------------

Insurance Brokers (0.28%)
AON Corp
      6.95%, 1/15/2007 (b)                                                  170,000                   171,494
Marsh & McLennan Cos Inc
      5.19%, 7/13/2007 (b)                                                  175,000                   174,820
      3.63%, 2/15/2008                                                      220,000                   212,197
                                                                                         ---------------------
                                                                                                      558,511
                                                                                         ---------------------
Investment Management & Advisory Services (0.21%)
Ameriprise Financial Inc
      5.35%, 11/15/2010                                                     420,000                   414,675
                                                                                         ---------------------

Life & Health Insurance (1.01%)
Cigna Corp
      8.25%, 1/ 1/2007                                                      250,000                   254,164
Lincoln National Corp
      5.25%, 6/15/2007                                                      160,000                   159,178
Pacific Life Global Funding
      5.17%, 6/22/2011 (a)(b)                                               175,000                   175,068
Phoenix Cos Inc/The
      6.68%, 2/16/2008                                                      550,000                   553,357
Prudential Financial Inc
      5.04%, 6/13/2008 (b)                                                  250,000                   250,354
Sun Life Financial Global Funding LP
      5.26%, 7/ 6/2010 (a)(b)                                               175,000                   175,245
Torchmark Corp
      6.25%, 12/15/2006                                                     245,000                   245,592
UnumProvident Corp
      6.00%, 5/15/2008                                                      175,000                   175,727
                                                                                         ---------------------
                                                                                                    1,988,685
                                                                                         ---------------------
Medical - HMO (0.10%)
WellPoint Inc
      3.50%, 9/ 1/2007                                                      200,000                   194,581
                                                                                         ---------------------

Medical - Hospitals (0.10%)
HCA Inc
      8.85%, 1/ 1/2007                                                      100,000                   101,877
      7.00%, 7/ 1/2007                                                       85,000                    86,041
                                                                                         ---------------------
                                                                                                      187,918
                                                                                         ---------------------
Medical Laboratory & Testing Service (0.21%)
Quest Diagnostics Inc
      5.13%, 11/ 1/2010                                                     425,000                   415,593
                                                                                         ---------------------


Medical Products (0.15%)
Mallinckrodt Inc
      6.50%, 11/15/2007                                                     300,000                   302,738
                                                                                         ---------------------

Mortgage Backed Securities (30.53%)
ACT Depositor Corp
      5.09%, 9/22/2041 (a)(b)                                               775,000                   773,140
Banc of America Commercial Mortgage Inc
      7.11%, 11/15/2031                                                     408,995                   414,096
      0.34%, 9/10/2045                                                   87,390,000                   971,952
      0.24%, 10/10/2045                                                  87,424,164                   485,903
Banc of America Large Loan
      5.21%, 2/ 9/2021 (a)(b)                                               200,000                   200,263
Banc of America Mortgage Securities
      4.79%, 5/25/2035 (b)                                                  950,000                   933,510
Bear Stearns Alt-A Trust
      5.24%, 7/25/2035 (b)                                                   89,827                    89,900
Bear Stearns Commercial Mortgage Securities Inc
      5.22%, 6/15/2017 (a)(b)                                               525,000                   524,993
      7.64%, 2/15/2032                                                      352,651                   362,455
      3.97%, 11/11/2035                                                     386,026                   373,717
      0.71%, 5/11/2039 (a)(b)                                             3,552,244                    73,322
      0.41%, 2/11/2041 (b)                                               24,266,062                   310,242
      4.13%, 11/11/2041                                                   2,100,000                 2,022,405
      4.57%, 7/11/2042                                                      500,000                   478,320
Bella Vista Mortgage Trust
      5.17%, 5/20/2045 (b)                                                  452,265                   453,136
Chase Commercial Mortgage Securities Corp
      7.03%, 1/15/2032                                                      150,221                   150,805
      7.32%, 10/15/2032                                                   1,000,000                 1,062,384
      7.56%, 10/15/2032                                                     500,000                   539,239
Chase Manhattan Bank-First Union National
      7.13%, 8/15/2031                                                    1,049,406                 1,055,831
Commercial Mortgage Pass Through Certificates
      3.25%, 6/10/2038                                                      256,123                   238,858
Countrywide Alternative Loan Trust
      5.20%, 7/20/2035 (b)(d)                                               501,290                   503,506
      6.00%, 5/25/2036                                                    1,084,410                 1,079,297
      5.19%, 5/20/2046 (b)(d)                                             1,996,120                 1,996,120
Countrywide Asset-Backed Certificates
      5.24%, 11/25/2035 (b)                                                 425,000                   425,167
      4.85%, 1/25/2036 (b)                                                  800,000                   801,306
Countrywide Home Loan Mortgage Pass Through
      4.50%, 1/25/2033                                                       68,338                    67,621
      4.49%, 12/25/2033                                                   1,500,000                 1,407,255
      4.54%, 6/20/2035 (b)                                                  800,000                   787,435
CS First Boston Mortgage Securities Corp
      6.25%, 12/16/2035                                                     500,000                   505,523
      6.38%, 12/16/2035                                                     600,000                   620,269
      0.53%, 11/15/2036 (a)(b)                                           15,309,979                   649,051
      0.44%, 8/15/2038 (a)                                               51,500,000                   702,099
First Union Commercial Mortgage Securities
      7.38%, 4/18/2029                                                      268,334                   270,390
First Union National Bank Commercial Mortgage
      5.59%, 2/12/2034                                                       29,601                    29,717
First Union-Lehman Brothers-Bank of America
      6.56%, 11/18/2035                                                     128,678                   130,844
Ge Capital Commercial Mortgage Corp
      6.32%, 1/15/2033                                                       18,246                    18,220

Ge Capital Commercial Mortgage Corp (continued)
      5.99%, 12/10/2035                                                     330,000                   335,469
      3.35%, 8/11/2036                                                      189,460                   186,618
      0.80%, 3/10/2040 (a)(b)                                             3,041,226                    68,428
GMAC Commercial Mortgage Securities Inc
      6.57%, 9/15/2033                                                       24,151                    24,142
      0.63%, 8/10/2038 (a)(b)                                            70,180,723                 1,225,215
      4.32%, 10/15/2038                                                      32,784                    32,561
Greenpoint Mortgage Funding Trust
      5.23%, 6/25/2045 (b)                                                  390,817                   390,937
      5.26%, 6/25/2045 (b)                                                  391,087                   392,618
      5.27%, 10/25/2045 (b)                                                 544,748                   547,320
Greenwich Capital Commercial Funding Co
      0.28%, 4/10/2037 (a)                                              164,800,000                 1,125,584
      0.98%, 8/10/2042 (a)(b)                                             8,070,000                   246,660
GSR Mortgage Loan Trust
      4.78%, 7/25/2035 (b)                                                  801,644                   783,823
Heller Financial Commercial Mortgage Asset
      8.08%, 1/17/2034 (b)                                                1,000,000                 1,079,848
Impac CMB Trust
      5.43%, 10/25/2033 (b)                                                 213,409                   213,509
      5.46%, 10/25/2033 (b)                                                 194,102                   194,137
      5.27%, 4/25/2035 (b)                                                  359,541                   359,808
      5.39%, 4/25/2035 (b)                                                  256,169                   256,598
      5.26%, 8/25/2035 (b)                                                  208,838                   208,933
      5.47%, 8/25/2035 (b)                                                  168,713                   169,449
      5.50%, 8/25/2035 (b)                                                  262,443                   263,772
Impac Secured Assets CMN Owner Trust
      3.71%, 3/25/2034                                                      170,847                   169,842
Indymac Index Mortgage Loan Trust
      5.26%, 4/25/2034 (b)                                                  580,178                   581,153
      5.19%, 4/25/2035 (b)                                                  327,331                   328,281
      5.29%, 4/25/2035 (b)                                                  283,558                   285,112
      5.26%, 8/25/2035 (b)                                                  445,214                   446,903
JP Morgan Chase Commercial Mortgage Securities
      4.55%, 5/12/2034                                                      132,482                   132,016
      6.04%, 11/15/2035                                                     751,807                   760,479
      4.37%, 10/12/2037                                                     594,112                   579,375
      3.48%, 6/12/2041                                                      585,394                   565,303
JP Morgan Commercial Mortgage Finance Corp
      7.16%, 9/15/2029                                                      155,000                   157,769
JP Morgan Mortgage Trust
      3.81%, 5/25/2034                                                      801,472                   776,270
      5.14%, 6/25/2035 (b)                                                  681,079                   672,080
LB-UBS Commercial Mortgage Trust
      6.06%, 6/15/2020                                                      629,422                   636,348
      5.40%, 3/15/2026                                                      110,165                   110,150
      5.97%, 3/15/2026                                                      295,000                   296,554
      4.90%, 6/15/2026                                                    1,685,000                 1,675,583
      2.60%, 5/15/2027                                                       68,961                    66,272
      3.09%, 5/15/2027                                                      300,000                   287,316
      4.19%, 8/15/2029                                                      220,000                   212,153
      3.63%, 10/15/2029                                                   1,059,158                 1,027,637
      4.44%, 12/15/2029 (b)                                               1,000,000                   958,278
      1.33%, 3/15/2036 (a)(b)                                             2,190,601                    82,301
Lehman XS Trust
      4.89%, 11/25/2035 (b)(d)                                            1,030,220                 1,030,220
Merrill Lynch Mortgage Investors Inc
      7.12%, 6/18/2029                                                       25,980                    25,960

Merrill Lynch Mortgage Trust
      0.38%, 11/12/2035 (a)(b)                                           40,255,395                   336,616
      0.31%, 7/12/2038                                                  142,600,775                 1,339,877
      3.59%, 9/12/2041                                                      304,567                   296,202
      0.46%, 9/12/2042 (b)                                               70,042,298                   921,617
Morgan Stanley Capital I
      5.03%, 5/24/2043 (a)(b)(d)                                            750,000                   750,000
Morgan Stanley Dean Witter Capital I
      6.54%, 2/15/2031                                                      191,495                   195,959
Nationslink Funding Corp
      7.23%, 6/20/2031                                                      750,000                   773,680
Prudential Securities Secured Financing
      6.48%, 11/ 1/2031                                                     420,541                   429,386
Sequoia Mortgage Trust
      5.15%, 2/20/2035 (b)                                                  127,587                   127,542
Specialty Underwriting & Residential Finance
      5.47%, 2/25/2035 (b)                                                   85,000                    85,458
      5.19%, 12/25/2035 (b)                                               1,000,000                 1,000,632
      5.19%, 3/25/2036 (b)                                                  460,000                   460,592
Structured Adjustable Rate Mortgage Loan Trust
      4.70%, 7/25/2034 (b)                                                1,000,000                   975,163
      5.66%, 8/25/2034 (b)                                                  472,921                   473,635
      5.21%, 3/25/2035 (b)                                                  401,565                   401,607
Structured Asset Mortgage Investments Inc
      5.26%, 5/25/2045 (b)                                                  396,318                   398,151
      5.27%, 9/25/2045 (b)                                                  398,194                   400,038
Thornburg Mortgage Securities Trust
      5.22%, 10/25/2035 (b)                                                 566,565                   567,256
Wachovia Bank Commercial Mortgage Trust
      0.42%, 1/15/2041 (a)(b)                                            21,617,607                   196,418
      0.53%, 4/15/2042 (a)(b)                                            81,004,558                 1,350,832
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (a)                                                1,148,037                 1,097,927
Washington Mutual Inc
      4.48%, 3/25/2033 (b)                                                  529,087                   519,065
      3.18%, 9/25/2033                                                      100,730                    99,482
      4.07%, 10/25/2033 (b)                                               1,250,000                 1,213,120
      4.84%, 9/25/2035 (b)                                                1,067,446                 1,052,146
      5.29%, 7/25/2044 (b)                                                  307,698                   309,809
      5.36%, 1/25/2045 (b)                                                1,625,000                 1,635,624
      5.19%, 4/25/2045 (b)                                                   53,925                    53,988
      5.23%, 4/25/2045 (b)                                                  240,864                   241,463
      5.25%, 7/25/2045 (b)                                                  464,226                   465,642
      5.21%, 11/25/2045 (b)                                                 592,718                   594,238
                                                                                         ---------------------
                                                                                                   60,240,240
                                                                                         ---------------------
Multi-line Insurance (0.57%)
ACE Ltd
      6.00%, 4/ 1/2007                                                      200,000                   200,787
CNA Financial Corp
      6.60%, 12/15/2008                                                     549,000                   561,808
Hartford Financial Services Group Inc
      2.38%, 6/ 1/2006                                                      150,000                   149,670
      4.70%, 9/ 1/2007                                                      210,000                   207,911
                                                                                         ---------------------
                                                                                                    1,120,176

                                                                                         ---------------------
Multimedia (0.84%)
EW Scripps Co
      4.30%, 6/30/2010                                                      230,000                   217,723
Media General Inc
      6.95%, 9/ 1/2006                                                      200,000                   200,477

News America Inc
      4.75%, 3/15/2010                                                      400,000                   387,942
Thomson Corp/The
      5.75%, 2/ 1/2008                                                      185,000                   185,708
Time Warner Entertainment Co LP
      7.25%, 9/ 1/2008                                                      350,000                   362,564
Viacom Inc
      5.75%, 4/30/2011 (a)                                                  300,000                   297,917
                                                                                         ---------------------
                                                                                                    1,652,331
                                                                                         ---------------------
Mutual Insurance (0.22%)
Health Care Service Corp
      7.75%, 6/15/2011 (a)                                                  400,000                   434,206
                                                                                         ---------------------

Non-hazardous Waste Disposal (0.11%)
Allied Waste North America
      8.88%, 4/ 1/2008                                                      200,000                   210,000
                                                                                         ---------------------

Oil - Field Services (0.10%)
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (b)                                                  200,000                   205,000
                                                                                         ---------------------

Oil Company - Exploration & Production (0.47%)
Newfield Exploration Co
      8.38%, 8/15/2012                                                      175,000                   187,688
Pemex Project Funding Master Trust
      6.13%, 8/15/2008                                                      350,000                   352,100
      8.00%, 11/15/2011                                                     125,000                   135,375
Vintage Petroleum Inc
      7.88%, 5/15/2011 (c)                                                  250,000                   259,845
                                                                                         ---------------------
                                                                                                      935,008
                                                                                         ---------------------
Oil Company - Integrated (0.32%)
Marathon Oil Corp
      5.38%, 6/ 1/2007                                                      150,000                   150,069
Occidental Petroleum Corp
      4.00%, 11/30/2007                                                     190,000                   186,178
Phillips 66 Capital Trust II
      8.00%, 1/15/2037                                                      275,000                   289,578
                                                                                         ---------------------
                                                                                                      625,825
                                                                                         ---------------------
Oil Field Machinery & Equipment (0.11%)
Cooper Cameron Corp
      2.65%, 4/15/2007                                                      225,000                   217,993
                                                                                         ---------------------

Oil Refining & Marketing (0.27%)
Premcor Refining Group Inc/The
      9.25%, 2/ 1/2010                                                      225,000                   241,266
Valero Energy Corp
      6.88%, 4/15/2012                                                      275,000                   289,180
                                                                                         ---------------------
                                                                                                      530,446
                                                                                         ---------------------
Paper & Related Products (0.13%)
Union Camp Corp
      7.00%, 8/15/2006                                                      249,000                   250,419
                                                                                         ---------------------

Pharmacy Services (0.05%)
Caremark Rx Inc
      7.38%, 10/ 1/2006                                                     100,000                   100,803
                                                                                         ---------------------


Pipelines (0.69%)
Duke Capital LLC
      4.33%, 11/16/2006                                                     300,000                   298,515
Enbridge Energy Partners LP
      4.00%, 1/15/2009                                                      200,000                   191,098
Kinder Morgan Energy Partners LP
      5.35%, 8/15/2007                                                      125,000                   124,330
Kinder Morgan Inc
      6.50%, 9/ 1/2012                                                      350,000                   360,169
Northwest Pipeline Corp
      8.13%, 3/ 1/2010                                                      200,000                   210,750
Southern Natural Gas Co
      8.88%, 3/15/2010                                                      175,000                   185,762
                                                                                         ---------------------
                                                                                                    1,370,624
                                                                                         ---------------------
Power Converter & Supply Equipment (0.07%)
Cooper Industries Inc
      5.25%, 7/ 1/2007                                                      140,000                   139,274
                                                                                         ---------------------

Property & Casualty Insurance (0.46%)
Markel Corp
      7.00%, 5/15/2008                                                      450,000                   459,954
Travelers Property Casualty Corp
      3.75%, 3/15/2008                                                      105,000                   102,193
WR Berkley Corp
      9.88%, 5/15/2008                                                      325,000                   353,306
                                                                                         ---------------------
                                                                                                      915,453
                                                                                         ---------------------
Property Trust (0.11%)
Westfield Capital Corp Ltd
      4.98%, 11/ 2/2007 (a)(b)                                              225,000                   225,622
                                                                                         ---------------------

Publishing - Books (0.08%)
Reed Elsevier Capital Inc
      6.13%, 8/ 1/2006                                                      165,000                   165,294
                                                                                         ---------------------

Publishing - Periodicals (0.11%)
Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                                     200,000                   213,000
                                                                                         ---------------------

Real Estate Operator & Developer (0.34%)
Duke Realty LP
      3.35%, 1/15/2008                                                      175,000                   168,892
EOP Operating LP
      7.75%, 11/15/2007                                                     240,000                   247,652
      5.59%, 10/ 1/2010 (b)                                                 250,000                   252,062
                                                                                         ---------------------
                                                                                                      668,606

                                                                                         ---------------------
Regional Banks (0.84%)
Keycorp
      5.29%, 7/23/2007 (b)                                                  275,000                   275,651
NB Capital Trust
      7.83%, 12/15/2026                                                     375,000                   394,120
PNC Funding Corp
      4.50%, 3/10/2010                                                      350,000                   338,243
Wachovia Corp
      4.97%, 3/ 1/2012 (b)                                                  275,000                   275,150
Wells Fargo & Co
      4.00%, 9/10/2012 (b)                                                  375,000                   367,075
                                                                                         ---------------------
                                                                                                    1,650,239
                                                                                         ---------------------

REITS - Apartments (0.17%)
Camden Property Trust
      5.88%, 6/ 1/2007                                                       45,000                    45,236
      4.38%, 1/15/2010                                                      200,000                   192,070
United Dominion Realty Trust Inc
      4.50%, 3/ 3/2008                                                      110,000                   107,511
                                                                                         ---------------------
                                                                                                      344,817
                                                                                         ---------------------
REITS - Diversified (0.59%)
iStar Financial Inc
      6.14%, 3/12/2007 (b)                                                  275,000                   277,351
      5.22%, 3/ 3/2008 (b)                                                  275,000                   275,709
      5.65%, 9/15/2011                                                      200,000                   196,740
Liberty Property-LP
      7.75%, 4/15/2009                                                      385,000                   406,397
                                                                                         ---------------------
                                                                                                    1,156,197
                                                                                         ---------------------
REITS - Healthcare (0.11%)
Health Care Property Investors Inc
      5.63%, 2/28/2013                                                      220,000                   216,154
                                                                                         ---------------------

REITS - Hotels (0.10%)
Host Marriott LP
      9.50%, 1/15/2007                                                      200,000                   204,500
                                                                                         ---------------------

REITS - Office Property (0.57%)
Brandywine Operating Partnership Lp/PA
      5.41%, 4/ 1/2009 (b)                                                  175,000                   174,938
      5.63%, 12/15/2010                                                     205,000                   202,244
HRPT Properties Trust
      5.52%, 3/16/2011 (b)                                                  375,000                   375,618
      6.95%, 4/ 1/2012                                                      350,000                   365,021
                                                                                         ---------------------
                                                                                                    1,117,821

                                                                                         ---------------------
REITS - Regional Malls (0.14%)
Simon Property Group LP
      3.75%, 1/30/2009                                                      225,000                   215,266
      4.60%, 6/15/2010                                                       65,000                    62,625
                                                                                         ---------------------
                                                                                                      277,891
                                                                                         ---------------------
REITS - Shopping Centers (0.42%)
Developers Diversified Realty Corp
      3.88%, 1/30/2009                                                      510,000                   485,967
Kimco Realty Corp
      4.88%, 8/ 1/2006 (b)                                                  350,000                   350,124
                                                                                         ---------------------
                                                                                                      836,091
                                                                                         ---------------------
Rental - Auto & Equipment (0.23%)
Erac USA Finance Co
      6.63%, 5/15/2006 (a)                                                  450,000                   450,141
                                                                                         ---------------------

Retail - Auto Parts (0.09%)
PEP Boys-Manny Moe & Jack
      6.92%, 7/ 7/2006                                                      175,000                   175,228
                                                                                         ---------------------

Retail - Major Department Store (0.25%)
May Department Stores Co/The
      3.95%, 7/15/2007                                                      455,000                   445,501
      7.45%, 9/15/2011                                                       35,000                    37,465
                                                                                         ---------------------
                                                                                                      482,966
                                                                                         ---------------------

Retail - Regional Department Store (0.10%)
JC Penney Corp Inc
      9.00%, 8/ 1/2012                                                      175,000                   200,825
                                                                                         ---------------------

Retail - Restaurants (0.09%)
Yum! Brands Inc
      7.65%, 5/15/2008                                                      175,000                   182,007
                                                                                         ---------------------

Savings & Loans - Thrifts (0.61%)
Amsouth Bank NA/Birmingham AL
      2.82%, 11/ 3/2006                                                     165,000                   163,057
Washington Mutual Inc
      5.08%, 3/20/2008 (b)                                                  225,000                   225,356
      4.00%, 1/15/2009 (c)                                                  200,000                   193,012
      5.37%, 1/15/2010 (b)                                                  275,000                   276,137
      5.24%, 3/22/2012 (b)(c)                                               350,000                   349,089
                                                                                         ---------------------
                                                                                                    1,206,651

                                                                                         ---------------------
Sovereign (0.14%)
Mexico Government International Bond
      8.38%, 1/14/2011                                                      250,000                   275,000
                                                                                         ---------------------

Special Purpose Banks (0.19%)
Korea Development Bank
      7.25%, 5/15/2006                                                      200,000                   200,248
      3.88%, 3/ 2/2009                                                      175,000                   167,761
                                                                                         ---------------------
                                                                                                      368,009
                                                                                         ---------------------
Special Purpose Entity (0.65%)
BAE Systems Holdings Inc
      4.75%, 8/15/2010 (a)                                                  500,000                   480,479
Fondo LatinoAmericano De Reservas
      3.00%, 8/ 1/2006 (a)                                                  175,000                   174,022
Rio Tinto Finance USA Ltd
      2.63%, 9/30/2008                                                      185,000                   173,439
Xlliac Global Funding
      5.02%, 6/ 2/2008 (a)(b)                                               450,000                   450,346
                                                                                         ---------------------
                                                                                                    1,278,286
                                                                                         ---------------------
Supranational Bank (0.28%)
Corp Andina de Fomento
      4.95%, 3/16/2007 (b)                                                  225,000                   224,980
      7.38%, 1/18/2011                                                      300,000                   319,416
                                                                                         ---------------------
                                                                                                      544,396
                                                                                         ---------------------
Telecommunication Services (0.54%)
Insight Midwest LP/Insight Capital Inc
      10.50%, 11/ 1/2010                                                    200,000                   210,250
Mastec Inc
      7.75%, 2/ 1/2008 (c)                                                  200,000                   199,750
TELUS Corp
      7.50%, 6/ 1/2007                                                      175,000                   178,640
      8.00%, 6/ 1/2011                                                      100,000                   109,771
Time Warner Telecom Inc
      10.13%, 2/ 1/2011                                                     175,000                   183,750
Verizon Global Funding Corp
      4.88%, 8/15/2007 (b)                                                  175,000                   175,030
                                                                                         ---------------------
                                                                                                    1,057,191
                                                                                         ---------------------
Telephone - Integrated (1.43%)
AT&T Inc
      4.39%, 6/ 5/2006 (a)                                                  150,000                   149,904

AT&T Inc (continued)
      5.30%, 11/15/2010 (c)                                                 250,000                   246,910
British Telecommunications PLC
      8.38%, 12/15/2010                                                     200,000                   222,182
Deutsche Telekom International Finance
      5.12%, 3/23/2009 (b)                                                  375,000                   375,097
Mountain States Tel & Tel
      6.00%, 8/ 1/2007                                                      225,000                   225,000
Sprint Capital Corp
      7.63%, 1/30/2011                                                      250,000                   269,804
Telecom Italia Capital SA
      4.00%, 11/15/2008                                                     320,000                   308,575
      4.88%, 10/ 1/2010                                                     250,000                   240,330
Telefonica Europe BV
      7.75%, 9/15/2010                                                      375,000                   402,636
Telefonos de Mexico SA de CV
      4.50%, 11/19/2008                                                     325,000                   315,949
Verizon Communications Inc
      5.35%, 2/15/2011                                                       70,000                    68,946
                                                                                         ---------------------
                                                                                                    2,825,333
                                                                                         ---------------------
Television (0.06%)
Univision Communications Inc
      2.88%, 10/15/2006                                                     125,000                   123,507
                                                                                         ---------------------

Textile - Home Furnishings (0.09%)
Mohawk Industries Inc
      6.50%, 4/15/2007                                                      180,000                   181,618
                                                                                         ---------------------

Tobacco (0.10%)
RJ Reynolds Tobacco Holdings Inc
      7.75%, 5/15/2006                                                      200,000                   200,000
                                                                                         ---------------------

Transport - Rail (0.64%)
Burlington Northern RR Co
      9.25%, 10/ 1/2006                                                     150,000                   152,308
CSX Corp
      4.99%, 8/ 3/2006 (b)                                                  152,000                   152,123
      6.25%, 10/15/2008                                                     375,000                   381,774
Norfolk Southern Corp
      6.00%, 4/30/2008                                                      300,000                   303,233
Union Pacific Corp
      3.88%, 2/15/2009                                                      275,000                   264,778
                                                                                         ---------------------
                                                                                                    1,254,216
                                                                                         ---------------------
TOTAL BONDS                                                                           $           164,186,090
                                                                                         ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (20.55%)
Federal Home Loan Mortgage Corporation
(FHLMC) (3.48%)
      5.50%, 12/ 1/2008                                                      31,099                    31,057
      5.50%, 2/ 1/2009                                                       62,998                    62,755
      5.50%, 3/ 1/2009                                                       35,688                    35,550
      5.50%, 4/ 1/2009                                                       73,693                    73,409
      6.50%, 4/ 1/2009                                                       19,547                    19,755
      5.00%, 9/ 1/2009                                                       85,742                    84,617
      9.00%, 9/ 1/2009                                                       18,479                    18,583
      4.50%, 10/ 1/2009                                                     217,595                   212,117
      4.50%, 11/ 1/2009                                                     147,666                   143,948
      4.50%, 12/ 1/2009                                                     355,666                   346,711
      4.50%, 1/ 1/2010                                                      153,927                   149,609
      4.50%, 2/ 1/2010                                                      519,634                   505,056

      4.50%, 4/ 1/2010                                                      217,676                   213,265
      4.50%, 9/ 1/2010                                                      358,322                   348,270
      4.50%, 11/ 1/2010                                                     930,847                   904,734
      4.50%, 2/ 1/2011                                                      143,076                   138,735
      4.50%, 4/ 1/2011                                                      171,488                   166,285
      4.50%, 6/ 1/2011                                                      549,608                   537,185
      4.50%, 7/ 1/2011                                                      196,617                   190,651
      4.50%, 10/ 1/2011                                                     334,132                   323,995
      4.50%, 11/ 1/2011                                                     794,029                   769,938
      6.50%, 4/ 1/2015                                                       10,808                    11,096
      6.50%, 12/ 1/2015                                                      41,534                    42,404
      7.00%, 12/ 1/2022                                                     171,059                   176,094
      7.50%, 12/ 1/2029                                                       5,199                     5,427
      7.25%, 12/ 1/2007                                                      14,284                    14,344
      8.00%, 12/ 1/2011                                                       6,975                     7,083
      4.61%, 1/ 1/2035 (b)                                                  493,371                   481,232
      4.84%, 9/ 1/2035 (b)                                                  866,934                   853,354
                                                                                         ---------------------
                                                                                                    6,867,259
                                                                                         ---------------------
Federal National Mortgage Association
(FNMA) (4.41%)
      8.00%, 10/ 1/2006                                                         228                       228
      5.50%, 2/ 1/2009                                                      198,852                   197,914
      5.50%, 5/ 1/2009                                                        9,050                     9,008
      5.50%, 10/ 1/2009                                                     110,253                   109,732
      4.50%, 12/ 1/2009                                                      31,487                    30,665
      4.50%, 3/ 1/2010                                                      281,898                   273,736
      4.00%, 5/ 1/2010                                                      551,282                   527,085
      4.50%, 5/ 1/2010                                                      100,457                    97,548
      4.00%, 6/ 1/2010                                                      288,432                   275,772
      4.00%, 7/ 1/2010                                                      325,625                   311,333
      4.00%, 8/ 1/2010                                                      225,493                   215,595
      4.50%, 8/ 1/2011                                                      448,792                   434,758
      4.50%, 9/ 1/2011                                                      195,469                   189,356
      8.50%, 5/ 1/2022                                                       43,932                    46,912
      9.00%, 2/ 1/2025                                                       12,314                    13,334
      8.00%, 5/ 1/2027                                                       11,933                    12,732
      6.00%, 7/ 1/2028                                                       84,891                    84,878
      7.50%, 10/ 1/2029                                                      21,748                    22,664
      4.37%, 7/ 1/2034 (b)                                                  991,212                   969,955
      4.28%, 8/ 1/2034 (b)                                                  553,985                   541,462
      4.42%, 9/ 1/2034 (b)                                                  800,400                   782,157
      4.50%, 1/ 1/2035 (b)                                                  734,074                   715,454
      4.52%, 1/ 1/2035 (b)                                                  648,113                   654,848
      3.89%, 2/ 1/2035 (b)                                                  715,296                   715,477
      4.56%, 4/ 1/2035 (b)                                                  964,578                   942,968
      3.61%, 6/ 1/2035 (b)                                                  508,729                   520,312
                                                                                         ---------------------
                                                                                                    8,695,883
                                                                                         ---------------------
U.S. Treasury (12.66%)
      4.25%, 10/31/2007 (c)(e)                                           11,875,000                11,765,061
      4.13%, 8/15/2008 (e)                                                3,800,000                 3,742,555
      3.88%, 5/15/2010 (c)                                                1,150,000                 1,106,875
      4.50%, 11/15/2010 (c)                                                 500,000                   491,660
      4.88%, 2/15/2012 (e)                                                3,325,000                 3,312,791
      4.38%, 8/15/2012 (c)                                                2,850,000                 2,759,156
      4.50%, 2/15/2016 (c)                                                1,900,000                 1,817,172
                                                                                         ---------------------
                                                                                                   24,995,270
                                                                                         ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                 $            40,558,412
                                                                                         ---------------------

SHORT TERM INVESTMENTS (0.45%)
Commercial Paper (0.45%)
Investment in Joint Trading Account; HSBC Funding
      4.82%, 5/ 1/2006                                                      878,481                   878,481
                                                                                         ---------------------
TOTAL SHORT TERM INVESTMENTS                                                          $               878,481
                                                                                         ---------------------
MONEY MARKET FUNDS (7.83%)
BNY Institutional Cash Reserve Fund (f)                                  15,452,000                15,452,000
                                                                                         ---------------------
TOTAL MONEY MARKET FUNDS                                                              $            15,452,000
                                                                                         ---------------------
Total Investments                                                                     $           221,074,983
Liabilities in Excess of Other Assets, Net - (12.03)%                                            (23,740,336)
                                                                                         ---------------------
TOTAL NET ASSETS - 100.00%                                                            $           197,334,647
                                                                                         =====================
                                                                                         ---------------------

                                                                                         =====================

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $17,342,062 or 8.79% of net assets.


(b)  Variable Rate

(c)  Security or a portion of the security was on loan at the end of the period.

(d) Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,678,706 or 2.88% of net assets.

(e) Security or a portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $11,241,398 or 5.70% of net assets.

(f)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $           128,100
Unrealized Depreciation                            (3,567,529)
                                              -----------------
Net Unrealized Appreciation (Depreciation)         (3,439,429)
Cost for federal income tax purposes               224,514,412


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                         Unrealized
                                                                     Notional           Appreciation/
Description                                                           Amount            (Depreciation)

------------------------- ------------------------------------------------------- -----------------
Receive a monthly return equal to the
Lehman ERISA Eligible CMBS Index and pay monthly a floating rate
based on 1-month LIBOR with Morgan Stanley. Expires May 2006.     $    2,000,000     $     (7,707)


Portfolio Summary (unaudited)
----------------------------------------------------- -----------------------
Sector                                                               Percent
----------------------------------------------------- -----------------------
Mortgage Securities                                                   39.80%
Financial                                                             22.45%
Asset Backed Securities                                               17.16%
Government                                                            13.08%
Communications                                                         4.35%
Utilities                                                              4.28%
Consumer, Non-cyclical                                                 3.50%
Consumer, Cyclical                                                     2.54%
Energy                                                                 1.97%
Industrial                                                             1.75%
Technology                                                             0.64%
Basic Materials                                                        0.51%
Liabilities in Excess of Other                                     (-12.03%)
Assets, Net
                                                      -----------------------
TOTAL NET ASSETS                                                     100.00%
                                                      =======================

Other Assets Summary (unaudited)
------------------------------------------------ -----------------------
Asset Type                                                      Percent
------------------------------------------------ -----------------------
Total Return Swaps                                                0.00%


Schedule of Investments
April 30, 2006 (unaudited)
SmallCap Blend Fund
                                                             Shares
                                                              Held                    Value
                                                       ------------------- --- ---------------------
COMMON STOCKS (95.63%)
Advertising Services (0.29%)
Ventiv Health Inc (a)(b)                                           33,666   $             1,011,327
                                                                               ---------------------

Aerospace & Defense (0.87%)
Armor Holdings Inc (a)(b)                                          29,709                 1,814,329
Teledyne Technologies Inc (b)                                      32,989                 1,201,129
                                                                               ---------------------
                                                                                          3,015,458
                                                                               ---------------------
Aerospace & Defense Equipment (0.81%)
BE Aerospace Inc (b)                                               40,370                 1,050,831
DRS Technologies Inc (a)                                           31,478                 1,747,973
                                                                               ---------------------
                                                                                          2,798,804
                                                                               ---------------------
Airlines (0.52%)
Alaska Air Group Inc (b)                                           17,240                   654,430
Skywest Inc                                                        47,803                 1,126,717
                                                                               ---------------------
                                                                                          1,781,147
                                                                               ---------------------
Apparel Manufacturers (0.29%)
Oxford Industries Inc                                              23,195                 1,013,622
                                                                               ---------------------

Applications Software (0.50%)
Nuance Communications Inc (b)                                      73,596                   944,237
Verint Systems Inc (a)(b)                                          23,648                   767,141
                                                                               ---------------------
                                                                                          1,711,378
                                                                               ---------------------
Auction House & Art Dealer (0.23%)
Escala Group Inc (a)(b)                                            29,130                   801,366
                                                                               ---------------------

Auto - Medium & Heavy Duty Trucks (0.80%)
Oshkosh Truck Corp                                                 45,055                 2,757,366
                                                                               ---------------------

Auto/Truck Parts & Equipment - Original (0.46%)
Tenneco Inc (a)(b)                                                 66,419                 1,597,377
                                                                               ---------------------

Beverages - Non-alcoholic (0.89%)
Hansen Natural Corp (a)(b)                                         23,792                 3,080,112
                                                                               ---------------------

Building - Mobil Home & Manufactured Housing (0.44%)
Champion Enterprises Inc (b)                                       50,780                   774,903
Thor Industries Inc                                                14,732                   743,671
                                                                               ---------------------
                                                                                          1,518,574
                                                                               ---------------------
Building - Residential & Commercial (0.51%)
M/I Homes Inc                                                      24,269                 1,047,693
Technical Olympic USA Inc                                          33,310                   699,510
                                                                               ---------------------
                                                                                          1,747,203
                                                                               ---------------------
Building & Construction - Miscellaneous (0.41%)
Builders FirstSource Inc (a)(b)                                    66,396                 1,430,834
                                                                               ---------------------

Building Products - Cement & Aggregate (1.65%)
Eagle Materials Inc (a)                                            59,631                 3,950,554
Texas Industries Inc                                               30,796                 1,746,133
                                                                               ---------------------
                                                                                          5,696,687
                                                                               ---------------------

Building Products - Light Fixtures (0.56%)
Genlyte Group Inc (a)(b)                                           28,104                 1,936,647
                                                                               ---------------------

Building Products - Wood (0.71%)
Universal Forest Products Inc                                      32,623                 2,439,222
                                                                               ---------------------

Cable TV (0.31%)
Lodgenet Entertainment Corp (a)(b)                                 56,233                 1,072,926
                                                                               ---------------------

Cellular Telecommunications (0.25%)
Centennial Communications Corp                                     25,399                   173,221
Syniverse Holdings Inc (b)                                         39,290                   695,826
                                                                               ---------------------
                                                                                            869,047

                                                                               ---------------------
Chemicals - Diversified (0.91%)
FMC Corp                                                           49,237                 3,129,504
                                                                               ---------------------

Circuit Boards (0.37%)
Park Electrochemical Corp                                          41,453                 1,283,799
                                                                               ---------------------

Collectibles (0.22%)
RC2 Corp (b)                                                       19,125                   756,203
                                                                               ---------------------

Commercial Banks (5.99%)
Alabama National Bancorporation                                     4,212                   290,123
Bancfirst Corp (a)                                                 11,132                   484,242
Bank of Hawaii Corp (a)                                            61,563                 3,343,487
BOK Financial Corp                                                  3,254                   158,405
Capital Corp of the West                                           12,573                   429,116
Center Financial Corp                                              23,595                   526,640
Central Pacific Financial Corp                                     17,458                   661,658
City Holding Co (a)                                                18,664                   675,264
Colonial BancGroup Inc/The                                         91,287                 2,367,072
Corus Bankshares Inc (a)                                           48,426                 3,241,636
Cullen/Frost Bankers Inc (a)                                       15,752                   911,726
East West Bancorp Inc                                              52,848                 2,096,480
First Community Bancorp Inc/CA                                      6,047                   350,726
First Midwest Bancorp Inc/IL                                       28,085                 1,011,903
First State Bancorporation/NM (a)                                  13,331                   343,540
IBERIABANK Corp (a)                                                 5,458                   319,675
Old Second Bancorp Inc (a)                                          9,241                   284,623
Placer Sierra Bancshares (a)                                       13,181                   349,956
Southwest Bancorp Inc/Stillwater OK                                 8,969                   201,533
SVB Financial Group (a)(b)                                         49,624                 2,519,410
Vineyard National Bancorp - Warrants (b)(c)(d)                      2,369                    12,982
Wilshire Bancorp Inc (a)                                            4,948                    90,251
                                                                               ---------------------
                                                                                         20,670,448
                                                                               ---------------------
Commercial Services (0.06%)
Vertrue Inc (a)(b)                                                  4,606                   189,629
                                                                               ---------------------

Commercial Services - Finance (0.79%)
Deluxe Corp (a)                                                     4,982                   118,771
Wright Express Corp (a)(b)                                         85,065                 2,619,151
                                                                               ---------------------
                                                                                          2,737,922
                                                                               ---------------------
Computer Aided Design (0.86%)
Ansys Inc (b)                                                      27,186                 1,534,650
Aspen Technology Inc (a)(b)                                        31,386                   403,624

Parametric Technology Corp (b)                                     69,899                 1,044,291
                                                                               ---------------------
                                                                                          2,982,565
                                                                               ---------------------
Computer Graphics (0.75%)
Trident Microsystems Inc (a)(b)                                    97,460                 2,592,436
                                                                               ---------------------

Computer Services (0.62%)
Perot Systems Corp (b)                                             86,989                 1,311,794
SYKES Enterprises Inc (b)                                          51,052                   826,532
                                                                               ---------------------
                                                                                          2,138,326
                                                                               ---------------------
Computers  -Memory Devices (1.01%)
Advanced Digital Information Corp (a)(b)                          141,794                 1,203,831
Komag Inc (a)(b)                                                   18,268                   767,987
M-Systems Flash Disk Pioneers (a)(b)                               43,358                 1,494,550
                                                                               ---------------------
                                                                                          3,466,368
                                                                               ---------------------
Computers - Peripheral Equipment (0.20%)
Synaptics Inc (a)(b)                                               26,287                   689,245
                                                                               ---------------------

Consulting Services (0.26%)
FTI Consulting Inc (b)                                             30,641                   880,622
                                                                               ---------------------

Containers - Metal & Glass (0.53%)
Silgan Holdings Inc                                                47,243                 1,834,446
                                                                               ---------------------

Cosmetics & Toiletries (0.49%)
Parlux Fragrances Inc (a)(b)                                       61,467                 1,676,820
                                                                               ---------------------

Data Processing & Management (0.62%)
Global Payments Inc                                                44,737                 2,121,876
                                                                               ---------------------

Decision Support Software (0.33%)
SPSS Inc (b)                                                       33,090                 1,153,517
                                                                               ---------------------

Dental Supplies & Equipment (0.08%)
Sybron Dental Specialties Inc (a)(b)                                5,506                   259,002
                                                                               ---------------------

Diagnostic Equipment (0.42%)
Immucor Inc (b)                                                    49,309                 1,432,427
                                                                               ---------------------

Diagnostic Kits (0.72%)
Dade Behring Holdings Inc                                          33,395                 1,302,405
Meridian Bioscience Inc                                            45,010                 1,168,460
                                                                               ---------------------
                                                                                          2,470,865
                                                                               ---------------------
Distribution & Wholesale (2.81%)
Aviall Inc (b)                                                     34,223                 1,290,207
United Stationers Inc (a)(b)                                       34,595                 1,856,022
Watsco Inc                                                         18,960                 1,203,012
WESCO International Inc (b)                                        71,166                 5,337,450
                                                                               ---------------------
                                                                                          9,686,691
                                                                               ---------------------
Diversified Manufacturing Operations (1.12%)
AO Smith Corp                                                      28,426                 1,347,961
EnPro Industries Inc (a)(b)                                        68,137                 2,512,893
                                                                               ---------------------
                                                                                          3,860,854
                                                                               ---------------------
Diversified Operations & Commercial Services (0.56%)
Chemed Corp (a)                                                    35,214                 1,918,811
                                                                               ---------------------


E-Commerce - Products (0.71%)
Nutri/System Inc (a)(b)                                            36,115                 2,450,764
                                                                               ---------------------

Educational Software (0.05%)
Blackboard Inc (a)(b)                                               6,342                   186,265
                                                                               ---------------------

Electric - Integrated (1.33%)
OGE Energy Corp                                                    44,684                 1,347,670
PNM Resources Inc                                                  53,259                 1,347,985
Westar Energy Inc (a)                                              90,968                 1,904,870
                                                                               ---------------------
                                                                                          4,600,525
                                                                               ---------------------
Electronic Components - Semiconductors (2.31%)
Diodes Inc (a)(b)                                                  26,599                 1,083,643
Microsemi Corp (b)                                                108,567                 2,966,050
Netlogic Microsystems Inc (a)(b)                                   26,169                 1,053,826
ON Semiconductor Corp (a)(b)                                      270,704                 1,940,948
Supertex Inc (a)(b)                                                23,620                   912,204
                                                                               ---------------------
                                                                                          7,956,671
                                                                               ---------------------
Electronic Design Automation (0.15%)
Ansoft Corp (b)                                                    11,650                   514,697
                                                                               ---------------------

Electronic Measurement Instruments (0.80%)
Itron Inc (a)(b)                                                   36,101                 2,420,572
Tektronix Inc                                                       9,413                   332,467
                                                                               ---------------------
                                                                                          2,753,039
                                                                               ---------------------
Electronic Parts Distribution (0.63%)
Avnet Inc (a)(b)                                                   83,462                 2,182,531
                                                                               ---------------------

Electronic Security Devices (0.30%)
American Science & Engineering Inc (a)(b)                          11,932                 1,022,692
                                                                               ---------------------

E-Marketing & Information (0.27%)
aQuantive Inc (a)(b)                                               36,682                   919,251
                                                                               ---------------------

Enterprise Software & Services (1.13%)
Hyperion Solutions Corp (b)                                        79,866                 2,445,497
JDA Software Group Inc (a)(b)                                      51,052                   697,370
Packeteer Inc (b)                                                  58,359                   762,169
                                                                               ---------------------
                                                                                          3,905,036
                                                                               ---------------------
E-Services - Consulting (0.56%)
Digital Insight Corp (b)                                           27,178                   937,369
Websense Inc (a)(b)                                                40,604                 1,009,416
                                                                               ---------------------
                                                                                          1,946,785
                                                                               ---------------------
Finance - Investment Banker & Broker (1.01%)
Greenhill & Co Inc (a)                                             10,961                   777,354
Investment Technology Group Inc (b)                                22,069                 1,169,437
Piper Jaffray Cos (a)(b)                                           22,069                 1,542,623
                                                                               ---------------------
                                                                                          3,489,414
                                                                               ---------------------
Financial Guarantee Insurance (0.19%)
Triad Guaranty Inc (b)                                             12,097                   659,528
                                                                               ---------------------

Food - Miscellaneous/Diversified (0.34%)
Seaboard Corp                                                         764                 1,178,088
                                                                               ---------------------


Food - Wholesale & Distribution (0.21%)
Nash Finch Co (a)                                                  31,963                   738,345
                                                                               ---------------------

Footwear & Related Apparel (0.70%)
Steven Madden Ltd (a)                                              45,145                 2,403,520
                                                                               ---------------------

Gambling (Non-Hotel) (0.23%)
Pinnacle Entertainment Inc (b)                                     29,294                   799,726
                                                                               ---------------------

Garden Products (0.69%)
Toro Co                                                            48,399                 2,393,331
                                                                               ---------------------

Gas - Distribution (1.39%)
Energen Corp                                                       97,858                 3,451,452
UGI Corp                                                           60,582                 1,357,037
                                                                               ---------------------
                                                                                          4,808,489
                                                                               ---------------------
Human Resources (1.39%)
Korn/Ferry International (a)(b)                                    64,768                 1,360,128
Labor Ready Inc (a)(b)                                            130,087                 3,438,199
                                                                               ---------------------
                                                                                          4,798,327
                                                                               ---------------------
Identification Systems - Development (0.28%)
Metrologic Instruments Inc (a)(b)                                  57,745                   981,088
                                                                               ---------------------

Instruments - Controls (0.52%)
Mettler Toledo International Inc (b)                               27,448                 1,778,630
                                                                               ---------------------

Internet Content - Entertainment (0.50%)
NetFlix Inc (a)(b)                                                 58,098                 1,722,025
                                                                               ---------------------

Internet Content - Information & News (0.31%)
CNET Networks Inc (a)(b)                                           99,358                 1,071,079
                                                                               ---------------------

Internet Security (0.20%)
Internet Security Systems (a)(b)                                   31,139                   698,759
                                                                               ---------------------

Internet Telephony (0.65%)
j2 Global Communications Inc (a)(b)                                45,711                 2,243,953
                                                                               ---------------------

Investment Companies (0.85%)
American Capital Strategies Ltd (a)                                36,026                 1,254,425
Ares Capital Corp (a)                                              98,431                 1,669,390
                                                                               ---------------------
                                                                                          2,923,815
                                                                               ---------------------
Lasers - Systems & Components (0.30%)
Cymer Inc (b)                                                      20,110                 1,039,486
                                                                               ---------------------

Life & Health Insurance (1.37%)
AmerUs Group Co (a)                                                26,450                 1,551,293
Delphi Financial Group                                             24,216                 1,268,676
Stancorp Financial Group Inc                                       38,410                 1,895,149
                                                                               ---------------------
                                                                                          4,715,118
                                                                               ---------------------
Machinery - Construction & Mining (0.91%)
JLG Industries Inc                                                109,694                 3,146,024
                                                                               ---------------------

Machinery - General Industry (1.42%)
Applied Industrial Technologies Inc                                56,461                 2,345,954
Gardner Denver Inc (b)                                             20,162                 1,502,674

Middleby Corp (b)                                                  11,790                 1,041,175
                                                                               ---------------------
                                                                                          4,889,803
                                                                               ---------------------
Medical  - Outpatient & Home Medical Care (0.39%)
Amedisys Inc (a)(b)                                                40,778                 1,352,199
                                                                               ---------------------

Medical - Biomedical/Gene (0.64%)
Lexicon Genetics Inc (a)(b)                                       150,705                   791,201
Myriad Genetics Inc (a)(b)                                         27,669                   709,157
SuperGen Inc (a)(b)                                               130,512                   707,375
                                                                               ---------------------
                                                                                          2,207,733
                                                                               ---------------------
Medical - Drugs (0.75%)
Adams Respiratory Therapeutics Inc (b)                              5,885                   252,407
Cubist Pharmaceuticals Inc (b)                                     43,534                   986,916
Salix Pharmaceuticals Ltd (a)(b)                                   43,791                   599,937
Viropharma Inc (a)(b)                                              67,500                   758,700
                                                                               ---------------------
                                                                                          2,597,960
                                                                               ---------------------
Medical - HMO (0.80%)
Centene Corp (a)(b)                                                58,039                 1,491,022
Sierra Health Services Inc (a)(b)                                  32,693                 1,281,892
                                                                               ---------------------
                                                                                          2,772,914
                                                                               ---------------------
Medical - Hospitals (0.25%)
United Surgical Partners International (a)(b)                      26,540                   876,085
                                                                               ---------------------

Medical Instruments (0.78%)
Kyphon Inc (a)(b)                                                  47,187                 1,960,620
Symmetry Medical Inc (b)                                           35,920                   714,808
                                                                               ---------------------
                                                                                          2,675,428
                                                                               ---------------------
Medical Laser Systems (0.27%)
Palomar Medical Technologies Inc (a)(b)                            21,922                   924,889
                                                                               ---------------------

Medical Products (1.28%)
American Medical Systems Holdings Inc (b)                          85,663                 1,902,575
Haemonetics Corp/Mass (a)(b)                                        9,293                   506,469
PolyMedica Corp (a)                                                15,972                   659,803
Syneron Medical Ltd (a)(b)                                         19,237                   497,661
Viasys Healthcare Inc (b)                                          29,111                   846,548
                                                                               ---------------------
                                                                                          4,413,056

                                                                               ---------------------
Metal - Iron (0.22%)
Cleveland-Cliffs Inc (a)                                            8,729                   747,115
                                                                               ---------------------

Metal Processors & Fabrication (1.46%)
Commercial Metals Co                                               70,813                 3,852,227
Quanex Corp                                                        27,462                 1,174,275
                                                                               ---------------------
                                                                                          5,026,502
                                                                               ---------------------
Multi-line Insurance (0.19%)
American Financial Group Inc/OH                                    14,615                   647,152
                                                                               ---------------------

Multimedia (0.07%)
Journal Communications Inc                                         21,589                   253,239
                                                                               ---------------------

Networking Products (1.34%)
Anixter International Inc (a)                                      22,192                 1,128,241
Black Box Corp                                                     30,233                 1,418,533
Polycom Inc (a)(b)                                                 93,960                 2,067,120
                                                                               ---------------------
                                                                                          4,613,894
                                                                               ---------------------

Office Supplies & Forms (0.53%)
John H Harland Co (a)                                              44,136                 1,829,437
                                                                               ---------------------

Oil - Field Services (0.20%)
RPC Inc                                                            24,918                   689,979
                                                                               ---------------------

Oil & Gas Drilling (1.20%)
Grey Wolf Inc (a)(b)                                              327,531                 2,554,742
Parker Drilling Co (b)                                            189,372                 1,590,725
                                                                               ---------------------
                                                                                          4,145,467
                                                                               ---------------------
Oil Company - Exploration & Production (3.36%)
KCS Energy Inc (b)                                                 68,036                 1,996,857
Penn Virginia Corp                                                 14,615                 1,056,372
Pogo Producing Co                                                  23,993                 1,192,212
St Mary Land & Exploration Co                                      61,737                 2,602,832
Unit Corp (b)                                                      31,205                 1,802,089
W&T Offshore Inc (a)                                               69,209                 2,954,532
                                                                               ---------------------
                                                                                         11,604,894
                                                                               ---------------------
Oil Refining & Marketing (1.53%)
Frontier Oil Corp (a)                                              66,981                 4,054,360
Holly Corp                                                         15,884                 1,225,768
                                                                               ---------------------
                                                                                          5,280,128
                                                                               ---------------------
Physician Practice Management (0.42%)
Pediatrix Medical Group Inc (b)                                    28,920                 1,463,930
                                                                               ---------------------

Poultry (0.50%)
Pilgrim's Pride Corp (a)                                           66,113                 1,727,533
                                                                               ---------------------

Power Converter & Supply Equipment (0.20%)
Advanced Energy Industries Inc (b)                                 43,744                   686,343
                                                                               ---------------------

Printing - Commercial (0.59%)
Cenveo Inc (a)(b)                                                  39,426                   667,876
Consolidated Graphics Inc (b)                                      25,961                 1,357,501
                                                                               ---------------------
                                                                                          2,025,377
                                                                               ---------------------
Property & Casualty Insurance (1.93%)
American Physicians Capital Inc (b)                                12,774                   617,239
Arch Capital Group Ltd (a)(b)                                      31,556                 1,917,027
Fpic Insurance Group Inc (a)(b)                                    16,859                   673,517
Safety Insurance Group Inc                                         18,269                   845,672
Selective Insurance Group                                          15,248                   848,704
Zenith National Insurance Corp                                     40,165                 1,772,080
                                                                               ---------------------
                                                                                          6,674,239
                                                                               ---------------------
Publicly Traded Investment Fund (1.49%)
iShares Russell Microcap Index Fund (a)                            39,717                 2,307,558
Regional Bank HOLDRs Trust (a)                                     18,274                 2,828,815
                                                                               ---------------------
                                                                                          5,136,373
                                                                               ---------------------
Publishing - Books (0.28%)
Scholastic Corp (a)(b)                                             36,487                   968,365
                                                                               ---------------------

Publishing - Newspapers (0.15%)
Journal Register Co                                                47,001                   525,471
                                                                               ---------------------

Racetracks (0.39%)
Penn National Gaming Inc (a)(b)                                    32,808                 1,335,942
                                                                               ---------------------


Recycling (0.49%)
Aleris International Inc (a)(b)                                    36,397                 1,683,361
                                                                               ---------------------

REITS - Diversified (0.37%)
CentraCore Properties Trust (a)                                    13,620                   326,880
Washington Real Estate Investment Trust                            25,240                   940,695
                                                                               ---------------------
                                                                                          1,267,575
                                                                               ---------------------
REITS - Healthcare (0.49%)
Senior Housing Properties Trust (a)                                99,110                 1,701,719
                                                                               ---------------------

REITS - Hotels (0.97%)
Equity Inns Inc                                                   109,969                 1,781,498
Hospitality Properties Trust                                       36,653                 1,579,744
                                                                               ---------------------
                                                                                          3,361,242
                                                                               ---------------------
REITS - Mortgage (1.22%)
Arbor Realty Trust Inc                                             18,431                   477,363
Deerfield Triarc Capital Corp                                      85,423                 1,139,543
Gramercy Capital Corp/New York                                     51,087                 1,268,490
KKR Financial Corp                                                 62,017                 1,339,567
                                                                               ---------------------
                                                                                          4,224,963
                                                                               ---------------------
REITS - Office Property (0.78%)
BioMed Realty Trust Inc                                            71,152                 1,969,487
SL Green Realty Corp                                                7,128                   705,672
                                                                               ---------------------
                                                                                          2,675,159
                                                                               ---------------------
REITS - Regional Malls (0.35%)
Taubman Centers Inc                                                29,426                 1,210,586
                                                                               ---------------------

REITS - Shopping Centers (0.11%)
Ramco-Gershenson Properties (a)                                    13,857                   374,555
                                                                               ---------------------

REITS - Single Tenant (0.13%)
Getty Realty Corp (a)                                              16,348                   451,859
                                                                               ---------------------

REITS - Storage (0.33%)
Sovran Self Storage Inc (a)                                        22,927                 1,126,862
                                                                               ---------------------

Rental - Auto & Equipment (0.35%)
Rent-A-Center Inc (a)(b)                                           43,183                 1,192,715
                                                                               ---------------------

Resorts & Theme Parks (0.95%)
Six Flags Inc (a)(b)                                               73,596                   677,819
Vail Resorts Inc (a)(b)                                            69,205                 2,602,108
                                                                               ---------------------
                                                                                          3,279,927
                                                                               ---------------------
Respiratory Products (0.69%)
Respironics Inc (b)                                                65,366                 2,393,703
                                                                               ---------------------

Retail - Apparel & Shoe (2.97%)
Buckle Inc/The                                                     14,346                   613,291
Charlotte Russe Holding Inc (b)                                    12,106                   261,490
Claire's Stores Inc                                                56,949                 2,005,744
Genesco Inc (a)(b)                                                 56,326                 2,327,953
Men's Wearhouse Inc                                                58,500                 2,073,240
Payless Shoesource Inc (a)(b)                                      83,737                 1,923,439
Stein Mart Inc                                                     65,931                 1,041,710
                                                                               ---------------------
                                                                                         10,246,867
                                                                               ---------------------

Retail - Appliances (0.25%)
Conn's Inc (a)(b)                                                  25,448                   869,558
                                                                               ---------------------

Retail - Bookstore (0.39%)
Barnes & Noble Inc                                                 30,005                 1,352,625
                                                                               ---------------------

Retail - Convenience Store (0.42%)
Pantry Inc/The (a)(b)                                              21,679                 1,434,933
                                                                               ---------------------

Retail - Restaurants (1.05%)
Denny's Corp (b)                                                   85,554                   421,781
Domino's Pizza Inc                                                 48,577                 1,279,032
Panera Bread Co (b)                                                14,220                 1,054,840
Ruth's Chris Steak House (b)                                       36,682                   856,525
                                                                               ---------------------
                                                                                          3,612,178
                                                                               ---------------------
Retail - Sporting Goods (1.01%)
Hibbett Sporting Goods Inc (a)(b)                                  75,458                 2,287,132
Sports Authority Inc/The (a)(b)                                    31,809                 1,182,022
                                                                               ---------------------
                                                                                          3,469,154
                                                                               ---------------------
Savings & Loans - Thrifts (0.30%)
PFF Bancorp Inc                                                    16,793                   575,496
WSFS Financial Corp                                                 7,196                   452,844
                                                                               ---------------------
                                                                                          1,028,340
                                                                               ---------------------
Schools - Day Care (0.36%)
Bright Horizons Family Solutions Inc (a)(b)                        31,611                 1,255,589
                                                                               ---------------------

Semiconductor Component - Integrated Circuits (0.99%)
Cirrus Logic Inc (b)                                               35,217                   332,801
Emulex Corp (b)                                                    74,396                 1,350,287
Genesis Microchip Inc (a)(b)                                       29,804                   468,519
Micrel Inc (a)(b)                                                  97,460                 1,251,386
                                                                               ---------------------
                                                                                          3,402,993
                                                                               ---------------------
Semiconductor Equipment (0.14%)
MKS Instruments Inc (a)(b)                                         20,276                   483,988
                                                                               ---------------------

Steel - Producers (0.31%)
Reliance Steel & Aluminum Co                                       11,931                 1,061,262
                                                                               ---------------------

Telecommunication Equipment (0.44%)
Arris Group Inc (b)                                                56,944                   674,786
Comtech Telecommunications Corp (a)(b)                             24,578                   699,244
Sirenza Microdevices Inc (b)                                       12,982                   137,350
                                                                               ---------------------
                                                                                          1,511,380
                                                                               ---------------------
Telecommunication Equipment - Fiber Optics (0.32%)
Sycamore Networks Inc (b)                                         235,199                 1,105,435
                                                                               ---------------------

Telecommunication Services (0.99%)
NeuStar Inc (a)(b)                                                 65,307                 2,292,276
Premiere Global Services Inc (b)                                  143,492                 1,120,672
                                                                               ---------------------
                                                                                          3,412,948
                                                                               ---------------------
Telephone - Integrated (0.46%)
Alaska Communications Systems Group Inc (a)                        72,009                   908,034
Talk America Holdings Inc (b)                                      72,975                   664,802
                                                                               ---------------------
                                                                                          1,572,836
                                                                               ---------------------

Television (0.05%)
Lin TV Corp (a)(b)                                                 18,457                   163,160
                                                                               ---------------------

Textile - Apparel (0.01%)
Cherokee Inc                                                          663                    27,196
                                                                               ---------------------

Therapeutics (1.31%)
BioMarin Pharmaceuticals Inc (b)                                   98,987                 1,217,540
Medarex Inc (a)(b)                                                 83,044                   997,359
Neurocrine Biosciences Inc (b)                                     29,840                 1,711,622
Theravance Inc (b)                                                 21,480                   602,729
                                                                               ---------------------
                                                                                          4,529,250
                                                                               ---------------------
Toys (0.21%)
Jakks Pacific Inc (a)(b)                                           31,572                   715,737
                                                                               ---------------------

Transactional Software (1.01%)
Transaction Systems Architects Inc (a)(b)                          61,701                 2,464,338
VeriFone Holdings Inc (a)(b)                                       33,000                 1,021,680
                                                                               ---------------------
                                                                                          3,486,018
                                                                               ---------------------
Transport - Marine (0.30%)
Overseas Shipholding Group                                         21,060                 1,028,360
                                                                               ---------------------

Transport - Services (0.37%)
Pacer International Inc                                            20,076                   688,406
Ryder System Inc                                                   11,496                   599,516
                                                                               ---------------------
                                                                                          1,287,922
                                                                               ---------------------
Transport - Truck (0.41%)
Arkansas Best Corp                                                 12,886                   553,067
Marten Transport Ltd (b)                                            9,656                   210,308
Old Dominion Freight Line (a)(b)                                   20,186                   649,989
                                                                               ---------------------
                                                                                          1,413,364
                                                                               ---------------------
Web Portals (0.19%)
United Online Inc                                                  51,052                   658,060
                                                                               ---------------------

Wire & Cable Products (0.38%)
General Cable Corp (b)                                             41,951                 1,324,393
                                                                               ---------------------

Wireless Equipment (0.63%)
EMS Technologies Inc (b)                                           26,876                   516,019
Powerwave Technologies Inc (a)(b)                                  85,042                   948,218
Spectralink Corp (a)                                               58,574                   698,788
                                                                               ---------------------
                                                                                          2,163,025

                                                                               ---------------------
TOTAL COMMON STOCKS                                                         $           329,890,718
                                                                               ---------------------
                                                           Principal
                                                             Amount                   Value
                                                       ------------------- --- ---------------------
SHORT TERM INVESTMENTS (3.59%)
Commercial Paper (3.59%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                         12,385,611                12,385,611
                                                                               ---------------------
TOTAL SHORT TERM INVESTMENTS                                                $            12,385,611
                                                                               ---------------------

MONEY MARKET FUNDS (28.96%)
BNY Institutional Cash Reserve Fund (e)                        99,897,000                99,897,000
                                                                               ---------------------
TOTAL MONEY MARKET FUNDS                                                    $            99,897,000
                                                                               ---------------------
Total Investments                                                           $           442,173,329
Liabilities in Excess of Other Assets, Net - (28.18)%                                  (97,221,707)
                                                                               ---------------------
TOTAL NET ASSETS - 100.00%                                                  $           344,951,622
                                                                               =====================
                                                                               ---------------------

                                                                               =====================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Market value is determined in accordance with procedures established in good faith by the Board of Directors.
    At the end of the period, the value of these securities totaled $12,982 or 0.00% of net assets.
(d) Security is Illiquid
(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $        61,869,442
Unrealized Depreciation                                  (8,287,187)
                                                    -----------------
Net Unrealized Appreciation (Depreciation)                53,582,255
Cost for federal income tax purposes                     388,591,074


Portfolio Summary (unaudited)
------------------------------------ --------------------------------
Sector                                                       Percent
------------------------------------ --------------------------------
Financial                                                     45.54%
Consumer, Non-cyclical                                        16.35%
Industrial                                                    15.81%
Consumer, Cyclical                                            15.31%
Technology                                                    10.66%
Communications                                                 8.97%
Energy                                                         6.30%
Government                                                     3.59%
Utilities                                                      2.73%
Funds                                                          1.49%
Basic Materials                                                1.43%
Liabilities in Excess of Other                             (-28.18%)
Assets, Net
                                              -----------------------
TOTAL NET ASSETS                                             100.00%
                                              =======================


Schedule of Investments
April 30, 2006 (unaudited)
SmallCap Value Fund
                                                           Shares
                                                            Held                    Value
                                                       ----------------- --- ---------------------
COMMON STOCKS (93.18%)
Advertising Services (0.40%)
Ventiv Health Inc (a)(b)                                         22,910   $               688,216
                                                                             ---------------------

Aerospace & Defense (1.33%)
Armor Holdings Inc (a)(b)                                        17,030                 1,040,022
Esterline Technologies Corp (b)                                  28,740                 1,273,757
                                                                             ---------------------
                                                                                        2,313,779
                                                                             ---------------------
Aerospace & Defense Equipment (0.69%)
Moog Inc (b)                                                     31,820                 1,191,659
                                                                             ---------------------

Airlines (0.52%)
Alaska Air Group Inc (a)(b)                                      23,630                   896,995
                                                                             ---------------------

Applications Software (0.38%)
MRO Software Inc (b)                                             34,600                   658,092
                                                                             ---------------------

Auto/Truck Parts & Equipment - Original (0.61%)
Modine Manufacturing Co                                          36,620                 1,062,346
                                                                             ---------------------

Auto/Truck Parts & Equipment - Replacement (0.78%)
Aftermarket Technology Corp (a)(b)                               53,157                 1,355,503
                                                                             ---------------------

Building - Heavy Construction (0.47%)
Granite Construction Inc (a)                                     17,650                   818,254
                                                                             ---------------------

Building Products - Cement & Aggregate (0.49%)
US Concrete Inc (b)                                              62,530                   857,912
                                                                             ---------------------

Chemicals - Diversified (0.83%)
FMC Corp                                                         22,700                 1,442,812
                                                                             ---------------------

Chemicals - Specialty (1.89%)
Albemarle Corp                                                   25,030                 1,196,935
Arch Chemicals Inc                                               38,920                 1,146,583
Cytec Industries Inc                                             15,480                   936,075
                                                                             ---------------------
                                                                                        3,279,593
                                                                             ---------------------
Coal (0.62%)
Foundation Coal Holdings Inc (a)                                 21,355                 1,082,698
                                                                             ---------------------

Commercial Banks (12.72%)
Alabama National Bancorporation                                  21,800                 1,501,584
Bancfirst Corp (a)                                               42,210                 1,836,135
Capital Corp of the West                                         44,539                 1,520,116
City Holding Co                                                  34,104                 1,233,883
Columbia Banking System Inc                                      43,397                 1,464,649
Community Trust Bancorp Inc (a)                                  49,641                 1,662,973
Cullen/Frost Bankers Inc                                         29,070                 1,682,572
First State Bancorporation/NM (a)                                62,531                 1,611,424
Greene County Bancshares Inc (a)                                 38,439                 1,191,609
Hancock Holding Co (a)                                           20,400                 1,014,900
Hanmi Financial Corp (a)                                         65,210                 1,270,291
IBERIABANK Corp (a)                                              18,710                 1,095,845
Placer Sierra Bancshares                                         35,090                   931,639
Sterling Bancshares Inc/TX                                       66,640                 1,103,558
Taylor Capital Group Inc                                         33,542                 1,308,138
Trico Bancshares (a)                                             60,750                 1,657,867
                                                                             ---------------------
                                                                                       22,087,183
                                                                             ---------------------
Commercial Services - Finance (0.13%)
Clayton Holdings Inc (b)                                         10,426                   224,889
                                                                             ---------------------

Computer Services (0.53%)
Syntel Inc (a)                                                   42,950                   925,143
                                                                             ---------------------

Computers - Integrated Systems (0.83%)
Intergraph Corp (b)                                              14,705                   647,314
Radisys Corp (b)                                                 37,597                   795,553
                                                                             ---------------------
                                                                                        1,442,867
                                                                             ---------------------
Containers - Metal & Glass (0.62%)
Silgan Holdings Inc                                              27,900                 1,083,357
                                                                             ---------------------

Dental Supplies & Equipment (0.04%)
Sybron Dental Specialties Inc (a)(b)                              1,334                    62,751
                                                                             ---------------------

Diagnostic Kits (0.55%)
Dade Behring Holdings Inc                                        24,600                   959,400
                                                                             ---------------------

Distribution & Wholesale (1.31%)
Aviall Inc (b)                                                   30,960                 1,167,192
WESCO International Inc (b)                                      14,740                 1,105,500
                                                                             ---------------------
                                                                                        2,272,692
                                                                             ---------------------
Electric - Integrated (2.42%)
PNM Resources Inc                                                29,990                   759,047
Westar Energy Inc                                                80,130                 1,677,922
WPS Resources Corp                                               35,280                 1,763,647
                                                                             ---------------------
                                                                                        4,200,616
                                                                             ---------------------
Electronic Components - Miscellaneous (0.63%)
Benchmark Electronics Inc (b)                                    40,245                 1,098,689
                                                                             ---------------------

Electronic Components - Semiconductors (1.08%)
DSP Group Inc (a)(b)                                             38,520                 1,041,581
Semtech Corp (a)(b)                                              44,470                   833,812
                                                                             ---------------------
                                                                                        1,875,393
                                                                             ---------------------
Electronic Connectors (0.40%)
Thomas & Betts Corp (b)                                          12,230                   696,499
                                                                             ---------------------

Engines - Internal Combustion (0.53%)
Briggs & Stratton Corp (a)                                       27,320                   921,777
                                                                             ---------------------

Enterprise Software & Services (2.11%)
Hyperion Solutions Corp (b)                                      22,305                   682,979
Lawson Software Inc (a)(b)                                      136,740                 1,050,163
Mantech International Corp (a)(b)                                24,477                   808,476
SYNNEX Corp (a)(b)                                               59,380                 1,125,251
                                                                             ---------------------
                                                                                        3,666,869
                                                                             ---------------------
Finance - Credit Card (1.25%)
Advanta Corp - B Shares                                          56,720                 2,164,435
                                                                             ---------------------

Food - Wholesale & Distribution (0.46%)
Nash Finch Co                                                    34,290                   792,099
                                                                             ---------------------

Footwear & Related Apparel (0.80%)
Steven Madden Ltd (a)                                            26,070                 1,387,967
                                                                             ---------------------

Gambling (Non-Hotel) (0.53%)
Pinnacle Entertainment Inc (b)                                   33,610                   917,553
                                                                             ---------------------

Gas - Distribution (1.32%)
Atmos Energy Corp                                                43,790                 1,162,186
Energen Corp                                                     31,910                 1,125,466
                                                                             ---------------------
                                                                                        2,287,652
                                                                             ---------------------
Human Resources (1.78%)
CDI Corp                                                         34,680                   983,178
Korn/Ferry International (a)(b)                                  47,870                 1,005,270
Labor Ready Inc (b)                                              41,930                 1,108,210
                                                                             ---------------------
                                                                                        3,096,658
                                                                             ---------------------
Identification Systems - Development (0.48%)
Checkpoint Systems Inc (b)                                       31,690                   835,032
                                                                             ---------------------

Industrial Gases (0.59%)
Airgas Inc (a)                                                   25,560                 1,033,902
                                                                             ---------------------

Instruments - Controls (0.66%)
Mettler Toledo International Inc (b)                             17,780                 1,152,144
                                                                             ---------------------

Internet Application Software (0.39%)
RealNetworks Inc (a)(b)                                          67,540                   676,751
                                                                             ---------------------

Intimate Apparel (0.27%)
Warnaco Group Inc/The (b)                                        21,270                   473,896
                                                                             ---------------------

Leisure & Recreation Products (0.51%)
WMS Industries Inc (a)(b)                                        28,320                   885,000
                                                                             ---------------------

Life & Health Insurance (0.79%)
Scottish Re Group Ltd                                            58,846                 1,366,993
                                                                             ---------------------

Machinery - Construction & Mining (0.96%)
Astec Industries Inc (a)(b)                                      13,940                   548,539
Bucyrus International Inc (a)                                    21,600                 1,121,256
                                                                             ---------------------
                                                                                        1,669,795
                                                                             ---------------------
Machinery - Electrical (0.63%)
Regal-Beloit Corp (a)                                            23,340                 1,089,044
                                                                             ---------------------

Machinery - General Industry (0.79%)
Gardner Denver Inc (a)(b)                                        18,342                 1,367,029
                                                                             ---------------------

Machinery Tools & Related Products (1.82%)
Kennametal Inc                                                   26,150                 1,617,378
Lincoln Electric Holdings Inc                                    28,240                 1,547,834
                                                                             ---------------------
                                                                                        3,165,212
                                                                             ---------------------
Medical - Biomedical/Gene (0.56%)
Serologicals Corp (a)(b)                                         31,070                   966,898
                                                                             ---------------------

Medical - Drugs (0.41%)
Adams Respiratory Therapeutics Inc (b)                            2,937                   125,968
Dusa Pharmaceuticals Inc (a)(b)                                  84,230                   590,452
                                                                             ---------------------
                                                                                          716,420
                                                                             ---------------------
Medical - HMO (0.52%)
Centene Corp (a)(b)                                              34,860                   895,553
                                                                             ---------------------

Medical Instruments (0.61%)
Symmetry Medical Inc (a)(b)                                      53,580                 1,066,242
                                                                             ---------------------

Medical Products (1.50%)
Encore Medical Corp (b)                                         205,480                 1,126,031
Haemonetics Corp/Mass (a)(b)                                     15,130                   824,585
Syneron Medical Ltd (a)(b)                                       25,260                   653,476
                                                                             ---------------------
                                                                                        2,604,092
                                                                             ---------------------
Metal - Iron (0.47%)
Cleveland-Cliffs Inc (a)                                          9,550                   817,385
                                                                             ---------------------

Metal Processors & Fabrication (0.86%)
Commercial Metals Co                                             27,540                 1,498,176
                                                                             ---------------------

Multimedia (0.47%)
Journal Communications Inc (a)                                   69,950                   820,513
                                                                             ---------------------

Networking Products (2.13%)
3Com Corp (a)(b)                                                176,330                   950,419
Black Box Corp (a)                                               20,120                   944,030
Extreme Networks (b)                                            153,310                   696,027
Polycom Inc (a)(b)                                               50,530                 1,111,660
                                                                             ---------------------
                                                                                        3,702,136
                                                                             ---------------------
Non-Ferrous Metals (0.73%)
RTI International Metals Inc (a)(b)                              21,150                 1,271,961
                                                                             ---------------------

Office Supplies & Forms (0.75%)
Ennis Inc                                                        66,450                 1,309,065
                                                                             ---------------------

Oil - Field Services (2.40%)
Global Industries Ltd (a)(b)                                     78,040                 1,238,495
Hornbeck Offshore Services Inc (b)                               21,780                   782,120
Oil States International Inc (a)(b)                              27,710                 1,118,653
Warrior Energy Service Corp (b)                                   1,702                    51,060
W-H Energy Services Inc (a)(b)                                   19,310                   970,327
                                                                             ---------------------
                                                                                        4,160,655
                                                                             ---------------------
Oil & Gas Drilling (0.43%)
Todco                                                            16,140                   740,342
                                                                             ---------------------

Oil Company - Exploration & Production (1.58%)
Complete Production Services Inc (a)(b)                           3,104                    82,039
Compton Petroleum Corp (b)                                       62,307                   847,998
St Mary Land & Exploration Co                                    25,680                 1,082,669
Whiting Petroleum Corp (a)(b)                                    17,300                   730,925
                                                                             ---------------------
                                                                                        2,743,631
                                                                             ---------------------
Oil Field Machinery & Equipment (0.45%)
Lone Star Technologies Inc (b)                                   14,770                   782,958
                                                                             ---------------------


Physician Practice Management (0.63%)
Pediatrix Medical Group Inc (b)                                  21,460                 1,086,305
                                                                             ---------------------

Printing - Commercial (0.58%)
Consolidated Graphics Inc (b)                                    19,349                 1,011,759
                                                                             ---------------------

Private Corrections (0.52%)
Geo Group Inc/The (b)                                            25,090                   899,226
                                                                             ---------------------

Property & Casualty Insurance (2.00%)
American Physicians Capital Inc (b)                              32,930                 1,591,178
CRM Holdings Ltd (b)                                             61,220                   649,544
Zenith National Insurance Corp                                   27,790                 1,226,095
                                                                             ---------------------
                                                                                        3,466,817
                                                                             ---------------------
Publicly Traded Investment Fund (0.73%)
iShares Russell 2000 Index Fund (a)                              16,780                 1,276,287
                                                                             ---------------------

Radio (0.28%)
Beasley Broadcasting Group Inc                                   51,474                   484,370
                                                                             ---------------------

Recycling (0.36%)
Aleris International Inc (a)(b)                                  13,470                   622,988
                                                                             ---------------------

REITS - Diversified (0.90%)
Entertainment Properties Trust (a)                               38,153                 1,559,313
                                                                             ---------------------

REITS - Hotels (1.86%)
LaSalle Hotel Properties                                         34,850                 1,523,990
Winston Hotels Inc                                              158,070                 1,702,414
                                                                             ---------------------
                                                                                        3,226,404
                                                                             ---------------------
REITS - Mortgage (2.73%)
Arbor Realty Trust Inc                                           70,610                 1,828,799
Deerfield Triarc Capital Corp                                   100,800                 1,344,672
Gramercy Capital Corp/New York (a)                               62,990                 1,564,042
                                                                             ---------------------
                                                                                        4,737,513
                                                                             ---------------------
REITS - Shopping Centers (1.39%)
Inland Real Estate Corp                                          79,940                 1,159,930
Urstadt Biddle Properties Inc                                    75,020                 1,254,334
                                                                             ---------------------
                                                                                        2,414,264
                                                                             ---------------------
REITS - Single Tenant (0.97%)
Agree Realty Corp (a)                                            53,580                 1,684,555
                                                                             ---------------------

Resorts & Theme Parks (0.62%)
Vail Resorts Inc (a)(b)                                          28,590                 1,074,984
                                                                             ---------------------

Respiratory Products (0.33%)
Respironics Inc (b)                                              15,772                   577,571
                                                                             ---------------------

Retail - Apparel & Shoe (4.01%)
Brown Shoe Co Inc (a)                                            18,880                   718,006
Buckle Inc/The                                                   13,783                   589,223
Charlotte Russe Holding Inc (b)                                  48,220                 1,041,552
Charming Shoppes Inc (a)(b)                                      80,040                 1,100,550
Dress Barn Inc (a)(b)                                            38,040                   962,032
Stage Stores Inc                                                 34,005                 1,062,996

Too Inc (a)(b)                                                   38,820                 1,491,465
                                                                             ---------------------
                                                                                        6,965,824
                                                                             ---------------------
Retail - Restaurants (2.32%)
Checkers Drive-In Restaurant (b)                                 34,120                   503,270
CKE Restaurants Inc (a)                                          53,870                   852,762
Landry's Restaurants Inc (a)                                     34,580                 1,226,553
Morton's Restaurant Group Inc (b)                                30,149                   506,503
Rare Hospitality International Inc (b)                           29,997                   933,507
                                                                             ---------------------
                                                                                        4,022,595
                                                                             ---------------------
Savings & Loans - Thrifts (3.20%)
FirstFed Financial Corp (a)(b)                                   12,320                   774,805
PFF Bancorp Inc (a)                                              37,510                 1,285,468
Sterling Financial Corp/WA (a)                                   60,675                 1,950,701
WSFS Financial Corp                                              24,537                 1,544,113
                                                                             ---------------------
                                                                                        5,555,087
                                                                             ---------------------
Semiconductor Component - Integrated
Circuits (1.51%)
Cirrus Logic Inc (b)                                            108,050                 1,021,072
Emulex Corp (a)(b)                                               47,580                   863,577
Genesis Microchip Inc (a)(b)                                     47,280                   743,242
                                                                             ---------------------
                                                                                        2,627,891
                                                                             ---------------------
Semiconductor Equipment (1.25%)
Entegris Inc (a)(b)                                              80,440                   818,879
Veeco Instruments Inc (a)(b)                                     56,360                 1,349,822
                                                                             ---------------------
                                                                                        2,168,701
                                                                             ---------------------
Steel - Producers (1.39%)
Carpenter Technology Corp (a)                                    11,150                 1,326,292
Steel Dynamics Inc (a)                                           17,370                 1,084,583
                                                                             ---------------------
                                                                                        2,410,875
                                                                             ---------------------
Telecommunication Equipment (0.83%)
CommScope Inc (a)(b)                                             29,760                   983,568
Comtech Telecommunications Corp (a)(b)                           15,845                   450,790
                                                                             ---------------------
                                                                                        1,434,358
                                                                             ---------------------
Telecommunication Services (0.43%)
Iowa Telecommunications Services Inc                             41,281                   744,709
                                                                             ---------------------

Transport - Services (0.67%)
HUB Group Inc (b)                                                23,640                 1,162,379
                                                                             ---------------------

Transport - Truck (1.00%)
Frozen Food Express Industries (a)(b)                            71,140                   726,339
Old Dominion Freight Line (b)                                    31,160                 1,003,352
                                                                             ---------------------
                                                                                        1,729,691
                                                                             ---------------------
Vitamins & Nutrition Products (0.25%)
Natures Sunshine Prods Inc                                       41,250                   436,219
                                                                             ---------------------

Wire & Cable Products (0.85%)
General Cable Corp (a)(b)                                        46,804                 1,477,602
                                                                             ---------------------

Wireless Equipment (0.76%)
EMS Technologies Inc (b)                                         26,055                   500,256
Spectralink Corp (a)                                             68,990                   823,051
                                                                             ---------------------
                                                                                        1,323,307
                                                                             ---------------------
TOTAL COMMON STOCKS                                                       $           161,804,767
                                                                             ---------------------

                                                         Principal
                                                           Amount                   Value
                                                       ----------------- --- ---------------------
SHORT TERM INVESTMENTS (5.99%)
Commercial Paper (5.99%)
Investment in Joint Trading Account;
Federal Home Loan Bank
      4.65%, 5/ 1/2006                                        2,665,996                 2,665,996
Investment in Joint Trading Account; HSBC Funding
      4.82%, 5/ 1/2006                                        7,737,476                 7,737,476
                                                                             ---------------------
                                                                                       10,403,472
                                                                             ---------------------
TOTAL SHORT TERM INVESTMENTS                                              $            10,403,472
                                                                             ---------------------
MONEY MARKET FUNDS (18.60%)
BNY Institutional Cash Reserve Fund (c)                      32,298,000                32,298,000
                                                                             ---------------------
TOTAL MONEY MARKET FUNDS                                                  $            32,298,000
                                                                             ---------------------
Total Investments                                                         $           204,506,239
Liabilities in Excess of Other Assets, Net - (17.77)%                                (30,857,336)
                                                                             ---------------------
TOTAL NET ASSETS - 100.00%                                                $           173,648,903
                                                                             =====================
                                                                             ---------------------

                                                                             =====================

(a)             Security or a portion of the security was on loan at the end of the period.
(b)             Non-Income Producing Security
(c)             Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $        23,021,514
Unrealized Depreciation                              (3,646,795)
                                                -----------------
Net Unrealized Appreciation (Depreciation)            19,374,719
Cost for federal income tax purposes                 185,131,520


Portfolio Summary (unaudited)
------------------------------------ ----------------------------
Sector                                                   Percent
------------------------------------ ----------------------------
Financial                                                 50.85%
Industrial                                                14.25%
Consumer, Cyclical                                        12.27%
Consumer, Non-cyclical                                     9.62%
Technology                                                 7.70%
Basic Materials                                            5.91%
Communications                                             5.69%
Energy                                                     5.48%
Utilities                                                  3.74%
Government                                                 1.53%
Funds                                                      0.73%
Liabilities in Excess of Other                         (-17.77%)
Assets, Net
                                            ---------------------
TOTAL NET ASSETS                                         100.00%
                                            =====================


Schedule of Investments
April 30, 2006 (unaudited)
Tax-Exempt Bond Fund
                                                              Principal
                                                                Amount                   Value
                                                          ------------------- --- ---------------------
TAX-EXEMPT BONDS (95.37%)
Alaska (0.67%)
Alaska Housing Finance Corp FGIC
      5.25%, 12/ 1/2034                                $           1,000,000   $             1,047,110
                                                                                  ---------------------

Arizona (1.66%)
Arizona State University/AZ AMBAC
      5.25%, 9/ 1/2024                                             1,500,000                 1,587,060
University Medical Center Corp/AZ
      5.00%, 7/ 1/2022                                             1,000,000                 1,007,990
                                                                                  ---------------------
                                                                                             2,595,050
                                                                                  ---------------------
Arkansas (0.67%)
University of Arkansas FGIC
      5.00%, 3/ 1/2021                                             1,000,000                 1,048,270
                                                                                  ---------------------

California (14.28%)
Amador Water Agency/CA MBIA
      5.00%, 6/ 1/2027                                             3,505,000                 3,622,768
California Pollution Control Financing
      3.13%, 1/ 1/2022                                             1,750,000                 1,750,122
California Statewide Communities Development
      3.85%, 11/ 1/2029                                            1,000,000                   974,350
Clovis Public Financing Authority MBIA
      5.25%, 8/ 1/2030                                             2,000,000                 2,113,960
East Side Union High School District - Santa Clara
County MBIA
      5.10%, 2/ 1/2019                                             1,000,000                 1,073,790
Golden State Tobacco Securitization Corp FGIC
      5.50%, 6/ 1/2043                                               500,000                   546,215
Los Angeles County Public Works Financing MBIA
      5.00%, 12/ 1/2027                                            1,000,000                 1,032,270
Placentia-Yorba Linda Unified School District FGIC
      5.00%, 10/ 1/2023                                            2,925,000                 3,040,801
      5.00%, 10/ 1/2030                                            2,000,000                 2,057,480
San Diego Redevelopment Agency/CA XLCA
      5.00%, 9/ 1/2023                                             1,775,000                 1,832,315
State of California
      5.25%, 11/ 1/2025                                            2,000,000                 2,101,160
      5.50%, 4/ 1/2028                                             2,000,000                 2,163,860
                                                                                  ---------------------
                                                                                            22,309,091
                                                                                  ---------------------
Colorado (1.90%)
Denver City & County CO
      4.75%, 9/ 1/2020                                               555,000                   535,758
Fort Collins CO AMBAC
      5.38%, 6/ 1/2023                                             2,275,000                 2,430,929
                                                                                  ---------------------
                                                                                             2,966,687
                                                                                  ---------------------
Connecticut (2.01%)
Connecticut State Development Authority
      5.95%, 9/ 1/2028                                             3,000,000                 3,138,540
                                                                                  ---------------------

Florida (3.87%)
City of Gainesville FL
      5.20%, 10/ 1/2026                                              270,000                   276,647

County of Orange FL AMBAC
      5.50%, 10/ 1/2032                                            3,000,000                 3,201,450
Orange County School Board MBIA
      5.38%, 8/ 1/2022                                               310,000                   318,572
South Broward Hospital District/FL MBIA
      5.00%, 5/ 1/2021                                             2,000,000                 2,093,000
West Villages Improvement District
      5.50%, 5/ 1/2037                                               160,000                   160,675
                                                                                  ---------------------
                                                                                             6,050,344
                                                                                  ---------------------
Georgia (0.64%)
Richmond County Development Authority
      5.00%, 2/ 1/2020                                             1,000,000                 1,005,670
                                                                                  ---------------------

Idaho (1.63%)
Idaho Health Facilities Authority/ID
      5.25%, 9/ 1/2025                                             2,000,000                 2,094,920
Idaho Housing & Finance Association/ID
      5.90%, 1/ 1/2015                                               440,000                   444,998
                                                                                  ---------------------
                                                                                             2,539,918
                                                                                  ---------------------
Illinois (7.88%)
Chicago Board of Education/IL MBIA
      6.00%, 12/ 1/2018                                            1,290,000                 1,454,978
      5.50%, 12/ 1/2021                                            1,270,000                 1,384,173
      6.00%, 12/ 1/2021                                            1,540,000                 1,729,867
City of Chicago IL
      6.30%, 9/ 1/2029                                               825,000                   838,109
County of Cook IL MBIA
      5.25%, 11/15/2028                                            2,000,000                 2,117,060
Illinois Finance Authority
      5.25%, 11/15/2023                                            1,500,000                 1,527,540
Illinois Finance Authority Multi-Family Revenue
      6.50%, 12/ 1/2037                                              160,000                   159,349
Illinois Health Facilities Authority
      5.25%, 8/15/2008                                               320,000                   333,427
      7.00%, 2/15/2009                                               145,000                   152,541
      6.00%, 7/ 1/2017                                             1,500,000                 1,605,420
      7.00%, 2/15/2018                                               720,000                   848,592
Yorkville IL United City Special Services Area
Special Tax
      6.00%, 3/ 1/2036                                               160,000                   158,667
                                                                                  ---------------------
                                                                                            12,309,723
                                                                                  ---------------------
Indiana (2.36%)
County of St Joseph IN
      6.00%, 5/15/2038                                               100,000                   103,271
Hendricks County Building Facilities Co
      5.50%, 7/15/2020                                             2,500,000                 2,702,000
Indiana Housing Finance Authority
      3.60%, 1/ 1/2032                                               895,000                   881,539
                                                                                  ---------------------
                                                                                             3,686,810
                                                                                  ---------------------
Iowa (3.42%)
Chillicothe IA
      3.60%, 11/ 1/2023                                            1,100,000                 1,079,133
Eddyville IA
      5.63%, 12/ 1/2013                                            1,000,000                 1,002,030
Iowa Higher Education Loan Authority/IA
      5.50%, 10/ 1/2031                                            2,235,000                 2,289,579
Lansing IA
      3.60%, 11/ 1/2008                                            1,000,000                   970,650
                                                                                  ---------------------
                                                                                             5,341,392
                                                                                  ---------------------
Kansas (5.06%)
City of Topeka KS XLCA
      5.25%, 8/ 1/2035                                             5,490,000                 5,834,937
Sedgwick & Shawnee Counties KS
      5.65%, 6/ 1/2037                                             1,955,000                 2,079,690
                                                                                  ---------------------
                                                                                             7,914,627
                                                                                  ---------------------
Kentucky (1.83%)
Adair County School District Finance Co
      5.10%, 9/ 1/2020                                             2,745,000                 2,860,894
                                                                                  ---------------------

Louisiana (1.33%)
Louisiana State Citizens Property Insurance AMBAC
      5.00%, 6/ 1/2022                                             2,000,000                 2,080,320
                                                                                  ---------------------

Michigan (7.21%)
Michigan State Hospital Finance Authority
      6.00%, 12/ 1/2013                                            1,275,000                 1,390,451
      5.25%, 8/15/2023                                               160,000                   152,370
Michigan State Housing Development Authority MBIA
      5.13%, 6/ 1/2011                                             2,290,000                 2,341,365
Michigan State Trunk Line/MI FSA
      5.25%, 10/ 1/2021                                            1,000,000                 1,059,420
Michigan Strategic Fund
      5.45%, 9/ 1/2029                                             2,000,000                 2,044,780
Midland County Economic Development Corp
      6.88%, 7/23/2009                                               160,000                   159,757
Saginaw Hospital Finance Authority/MI Covenant
Medical Center
      6.50%, 7/ 1/2030                                             2,050,000                 2,234,828
Summit Academy North
      5.00%, 11/ 1/2015                                              160,000                   154,366
Walled Lake Consolidated School District MBIA
      5.25%, 5/ 1/2022                                             1,625,000                 1,727,521
                                                                                  ---------------------
                                                                                            11,264,858
                                                                                  ---------------------
Minnesota (0.78%)
Minnesota State Municipal Power Agency
      5.25%, 10/ 1/2021                                            1,000,000                 1,056,270
St Paul Port Authority Tax
      6.00%, 3/ 1/2030 (a)                                           160,000                   159,784
                                                                                  ---------------------
                                                                                             1,216,054
                                                                                  ---------------------
Mississippi (0.76%)
Biloxi Housing Authority/MS
      6.25%, 9/ 1/2031                                               150,000                   153,975
State of Mississippi FSA
      5.75%, 12/ 1/2013                                              480,000                   507,163
      5.75%, 12/ 1/2014                                              505,000                   532,230
                                                                                  ---------------------
                                                                                             1,193,368
                                                                                  ---------------------
Missouri (2.05%)
Cape Girardeau County Building Corp/MO MBIA
      5.25%, 3/ 1/2026                                             1,000,000                 1,068,070
Carthage MO
      5.88%, 4/ 1/2030                                               160,000                   159,890
Missouri Housing Development Commission
      5.05%, 9/ 1/2024                                               720,000                   728,870
Missouri State Health & Educational Facility
      5.00%, 5/15/2020                                             1,200,000                 1,238,760
                                                                                  ---------------------
                                                                                             3,195,590
                                                                                  ---------------------

Nevada (0.10%)
County of Clark NV
      5.90%, 11/ 1/2032                                              160,000                   159,994
                                                                                  ---------------------

New Hampshire (1.37%)
New Hampshire Health & Education Facility FSA
      5.50%, 8/ 1/2027                                             2,000,000                 2,145,280
                                                                                  ---------------------

New Jersey (3.42%)
New Jersey Economic Development Authority
      5.63%, 6/15/2019                                               500,000                   524,220
      5.25%, 3/ 1/2024                                             2,000,000                 2,115,780
      5.13%, 7/ 1/2025                                               160,000                   151,482
New Jersey Economic Development Authority FGIC
      5.00%, 6/15/2011                                               525,000                   551,145
New Jersey State Turnpike Authority FGIC
      3.76%, 1/ 1/2018 (b)                                         2,000,000                 2,000,000
                                                                                  ---------------------
                                                                                             5,342,627

                                                                                  ---------------------
New York (5.07%)
City of New York NY
      6.25%, 8/ 1/2008                                               750,000                   765,457
      5.00%, 8/ 1/2025                                             3,000,000                 3,086,160
New York State Dormitory Authority
      5.50%, 7/ 1/2030                                               160,000                   156,224
New York State Dormitory Authority MBIA
      5.25%, 10/ 1/2023                                            1,500,000                 1,590,870
Tobacco Settlement Financing Authority AMBAC
      5.25%, 6/ 1/2021                                             2,200,000                 2,323,750
                                                                                  ---------------------
                                                                                             7,922,461
                                                                                  ---------------------
North Carolina (0.64%)
Fayetteville Public Works Commission/NC FSA
      3.79%, 3/ 1/2024 (b)                                         1,000,000                 1,000,000
                                                                                  ---------------------

Ohio (1.36%)
Ohio State Turnpike Commission
      5.50%, 2/15/2026                                             2,000,000                 2,122,300
                                                                                  ---------------------

Oregon (0.51%)
Oregon State Housing & Community Service
      5.65%, 7/ 1/2028                                               790,000                   801,810
                                                                                  ---------------------

Pennsylvania (4.65%)
Central Dauphin School District MBIA
      6.75%, 2/ 1/2024 (a)                                         1,000,000                 1,205,020
Fulton County Industustial Development Authority
Hospital Revenue
      5.90%, 7/ 1/2040                                               160,000                   160,033
Pennsylvania Economic Development Financing
      5.10%, 10/ 1/2027                                            1,000,000                   998,920
Pennsylvania State University
      5.00%, 9/ 1/2029                                             1,000,000                 1,032,340
Philadelphia Authority for Industrial Development
      6.25%, 5/ 1/2033                                               160,000                   158,762
Westmoreland County Municipal Authority FSA
      5.25%, 8/15/2027                                             3,490,000                 3,716,850
                                                                                  ---------------------
                                                                                             7,271,925
                                                                                  ---------------------
South Carolina (2.10%)
Lexington One School Facilities Corp
      5.25%, 12/ 1/2029                                            1,000,000                 1,032,670
South Carolina Jobs-Economic Development CIFG
      5.00%, 11/ 1/2030                                            2,200,000                 2,246,926
                                                                                  ---------------------
                                                                                             3,279,596
                                                                                  ---------------------
Texas (8.06%)
Alliance Airport Authority/TX
      4.85%, 4/ 1/2021 (a)                                           500,000                   494,385
Brazos River Authority AMBAC
      5.13%, 5/ 1/2019                                             2,000,000                 2,068,560
City of San Antonio TX FSA
      5.50%, 5/15/2017                                             2,090,000                 2,242,842
Dallas-Fort Worth International Airport XLCA
      5.00%, 11/ 1/2012                                            2,000,000                 2,059,380
Red River Authority/TX MBIA
      6.00%, 6/ 1/2020                                             1,000,000                 1,021,880
San Marcos Consolidated Independent School District
      5.63%, 8/ 1/2025                                             2,020,000                 2,211,597
Sea Breeze Public Facility Corp
      6.50%, 1/ 1/2046                                               100,000                    99,565
Texas State Department Of Housing & Community
Affairs
      5.70%, 1/ 1/2033                                             2,315,000                 2,394,821
                                                                                  ---------------------
                                                                                            12,593,030
                                                                                  ---------------------
Virginia (1.75%)
Tobacco Settlement Financing Corp/VA
      5.25%, 6/ 1/2019                                             2,690,000                 2,738,528
                                                                                  ---------------------

Washington (1.03%)
Grant County Public Utility District FGIC
      5.00%, 1/ 1/2024                                             1,550,000                 1,601,677
                                                                                  ---------------------

West Virginia (2.61%)
County of Braxton WV
      6.13%, 4/ 1/2026                                             2,000,000                 2,068,600
Pleasants County W V Industrial Development MBIA
      6.15%, 5/ 1/2015                                             2,000,000                 2,017,180
                                                                                  ---------------------
                                                                                             4,085,780
                                                                                  ---------------------
Wisconsin (2.69%)
County of Milwaukee WI FSA
      5.25%, 12/ 1/2025                                            4,000,000                 4,205,600
                                                                                  ---------------------
TOTAL TAX-EXEMPT BONDS                                                         $           149,034,924
                                                                                  ---------------------
                                                                Shares
                                                                 Held                    Value
                                                          ------------------- --- ---------------------
OTHERS (1.66%)
Tax-Exempt Money Market (1.66%)
BlackRock Liquidity Funds MuniFund Port                            1,400,000                 1,400,000
Merrill Lynch Funds For Institutions Series -
Institutional Tax-Exempt Fund                                      1,200,000                 1,200,000
                                                                                  ---------------------
                                                                                             2,600,000
                                                                                  ---------------------
TOTAL OTHERS                                                                   $             2,600,000
                                                                                  ---------------------
Total Investments                                                              $           151,634,924
Other Assets in Excess of Liabilities, Net - 2.97%                                           4,635,911
                                                                                  ---------------------
TOTAL NET ASSETS - 100.00%                                                     $           156,270,835
                                                                                  =====================
                                                                                  ---------------------

                                                                                  =====================

(a)             Security purchased on a when-issued basis. See Notes to Financial Statements.
(b)             Variable Rate

Unrealized Depreciation                                     (806,373)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                    941,005
Cost for federal income tax purposes                      150,693,919


Portfolio Summary (unaudited)
------------------------------------ ---------------------------------
Sector                                                        Percent
------------------------------------ ---------------------------------
Insured                                                        60.00%
Revenue                                                        26.94%
General Obligation                                              6.92%
Other                                                           1.66%
Prerefunded                                                     1.20%
Revenue - Special Tax                                           0.31%
Other Assets in Excess of                                       2.97%
Liabilities, Net
                                                  --------------------
TOTAL NET ASSETS                                              100.00%
                                                  ====================


Schedule of Investments
April 30, 2006 (unaudited)
Ultra Short Bond Fund
                                                                        Principal
                                                                          Amount                   Value
                                                                    ------------------- --- ---------------------
BONDS (90.22%)
Agricultural Chemicals (0.22%)
IMC Global Inc
      11.25%, 6/ 1/2011                                          $             500,000   $               528,750
                                                                                            ---------------------

Asset Backed Securities (7.09%)
Ameriquest Mortgage Securities Inc
      5.66%, 7/25/2035 (a)                                                   1,000,000                 1,009,020
Asset Backed Funding Corp NIM Trust
      5.90%, 2/26/2007 (b)                                                     197,510                   197,279
Carrington Mortgage Loan Trust
      5.04%, 6/25/2035 (a)                                                     894,224                   894,209
      5.11%, 9/25/2035 (a)                                                     209,936                   209,969
Chase Funding Mortgage Loan Asset-Backed
      3.34%, 5/25/2026                                                       1,954,678                 1,915,203
      5.25%, 9/25/2033 (a)                                                     349,654                   350,547
CNH Wholesale Master Note Trust
      5.30%, 6/15/2011 (a)                                                     336,000                   336,250
Countrywide Asset-Backed Certificates
      3.68%, 8/25/2024                                                       2,000,000                 1,990,888
      5.71%, 12/25/2032 (a)                                                    450,000                   450,714
      6.41%, 5/25/2033 (a)                                                   1,000,000                 1,008,923
      5.23%, 10/25/2034 (a)                                                    184,894                   185,049
      5.96%, 6/25/2035 (a)                                                   1,000,000                 1,008,368
      5.50%, 10/25/2035 (b)                                                     45,611                    45,545
      5.61%, 11/25/2035 (a)                                                  1,000,000                 1,005,917
      5.62%, 12/25/2035 (a)                                                    875,000                   880,246
Encore Credit Receivables NIM Trust
      4.50%, 1/25/2036 (b)                                                   2,200,945                 2,173,900
First Franklin Mortgage Loan Asset Backed
      5.08%, 12/25/2034 (a)                                                     78,607                    78,611
Long Beach Mortgage Loan Trust
      5.46%, 2/25/2035 (a)                                                   1,000,000                 1,006,377
Nomura Asset Acceptance Corp
      5.18%, 1/25/2036 (a)(b)                                                1,868,304                 1,868,834
Residential Asset Mortgage Products Inc
      3.81%, 1/25/2026                                                          41,759                    41,608
Sail Net Interest Margin Notes
      5.50%, 6/27/2035 (b)                                                     375,500                   374,457
      4.75%, 7/27/2035 (b)                                                     366,468                   364,171
                                                                                            ---------------------
                                                                                                      17,396,085
                                                                                            ---------------------
Auto - Car & Light Trucks (0.64%)
DaimlerChrysler NA Holding Corp
      4.13%, 3/ 7/2007                                                          80,000                    79,161
      5.33%, 3/13/2009 (a)(c)                                                1,500,000                 1,500,445
                                                                                            ---------------------
                                                                                                       1,579,606
                                                                                            ---------------------
Automobile Sequential (1.63%)
Capital Auto Receivables Asset Trust
      4.64%, 6/15/2006 (b)                                                   1,962,955                 1,962,545
Capital One Prime Auto Receivables Trus
      2.59%, 9/15/2009                                                         311,368                   309,895
Carss Finance LP
      5.85%, 1/15/2011 (a)(b)                                                1,133,564                 1,136,040

Triad Auto Receivables Owner Trust
      3.79%, 1/12/2009                                                         458,818                   456,969
Volkswagen Auto Loan Enhanced Trust
      4.37%, 11/20/2006                                                        132,023                   131,956
                                                                                            ---------------------
                                                                                                       3,997,405
                                                                                            ---------------------
Beverages - Wine & Spirits (0.41%)
Diageo Finance BV
      5.08%, 3/30/2009 (a)                                                   1,000,000                 1,000,484
                                                                                            ---------------------

Building - Residential & Commercial (0.48%)
DR Horton Inc
      8.50%, 4/15/2012                                                         500,000                   530,214
K Hovnanian Enterprises Inc
      10.50%, 10/ 1/2007                                                       250,000                   264,687
KB Home
      9.50%, 2/15/2011                                                         100,000                   104,750
Schuler Homes Inc
      10.50%, 7/15/2011                                                        250,000                   265,580
                                                                                            ---------------------
                                                                                                       1,165,231
                                                                                            ---------------------
Cable TV (0.19%)
COX Communications Inc
      7.75%, 8/15/2006                                                         360,000                   361,964
CSC Holdings Inc
      10.50%, 5/15/2016                                                        100,000                   105,500
                                                                                            ---------------------
                                                                                                         467,464
                                                                                            ---------------------
Casino Hotels (0.35%)
Caesars Entertainment Inc
      8.50%, 11/15/2006                                                        220,000                   223,424
      9.38%, 2/15/2007                                                         225,000                   230,906
MGM Mirage
      9.75%, 6/ 1/2007                                                         400,000                   415,000
                                                                                            ---------------------
                                                                                                         869,330
                                                                                            ---------------------
Cellular Telecommunications (0.77%)
America Movil SA de CV
      5.74%, 4/27/2007 (a)                                                     350,000                   350,700
Rogers Wireless Inc
      8.03%, 12/15/2010 (a)                                                    500,000                   515,000
Verizon Wireless Capital LLC
      5.38%, 12/15/2006                                                         25,000                    25,013
Vodafone Group PLC
      5.26%, 6/15/2011 (a)                                                   1,000,000                   999,891
                                                                                            ---------------------
                                                                                                       1,890,604
                                                                                            ---------------------
Chemicals - Diversified (0.29%)
Equistar Chemicals LP/Equistar Funding
      10.63%, 5/ 1/2011                                                        650,000                   708,500
                                                                                            ---------------------

Commercial Banks (0.56%)
Glitnir Banki HF
      5.23%, 10/15/2008 (a)(b)(c)                                              250,000                   248,327
HSBC America Capital Trust I
      7.81%, 12/15/2026 (b)                                                    750,000                   787,874
KEY Bank NA/Washington
      7.13%, 8/15/2006                                                         203,000                   203,946
VTB Capital SA for Vneshtorgbank
      5.68%, 9/21/2007 (a)(b)                                                  135,000                   135,101
                                                                                            ---------------------
                                                                                                       1,375,248
                                                                                            ---------------------

Computers  -Memory Devices (0.19%)
Seagate Technology HDD Holdings
      8.00%, 5/15/2009 (c)                                                     450,000                   463,500
                                                                                            ---------------------

Containers - Metal & Glass (0.14%)
Owens Brockway Glass Container Inc
      8.88%, 2/15/2009                                                         325,000                   338,000
                                                                                            ---------------------

Credit Card Asset Backed Securities (2.22%)
Citibank Credit Card Issuance Trust
      6.65%, 5/15/2008                                                       3,000,000                 3,001,923
      6.05%, 12/15/2009 (a)                                                  1,915,000                 1,939,711
Discover Card Master Trust I
      5.14%, 5/15/2012 (a)                                                     500,000                   502,310
                                                                                            ---------------------
                                                                                                       5,443,944
                                                                                            ---------------------
Cruise Lines (0.20%)
Royal Caribbean Cruises Ltd
      7.25%, 8/15/2006                                                         500,000                   502,050
                                                                                            ---------------------

Diversified Manufacturing Operations (0.33%)
Ingersoll-Rand Co Ltd
      6.25%, 5/15/2006                                                         800,000                   800,264
                                                                                            ---------------------

Diversified Operations & Commercial Services (0.20%)
Cendant Corp
      6.88%, 8/15/2006                                                         497,000                   498,726
                                                                                            ---------------------

Electric - Generation (0.04%)
CE Casecnan Water & Energy
      11.95%, 11/15/2010                                                        83,000                    89,847
                                                                                            ---------------------

Electric - Integrated (3.28%)
Commonwealth Edison Co
      7.63%, 1/15/2007                                                       1,110,000                 1,124,853
DTE Energy Co
      6.45%, 6/ 1/2006                                                         800,000                   800,636
Entergy Gulf States Inc
      5.61%, 12/ 8/2008 (a)(b)                                                 200,000                   200,115
      5.22%, 12/ 1/2009 (a)                                                    405,000                   400,480
FPL Group Capital Inc
      7.63%, 9/15/2006                                                       1,011,000                 1,018,963
      4.09%, 2/16/2007                                                         160,000                   158,415
Georgia Power Co
      4.93%, 2/17/2009 (a)                                                     250,000                   250,794
Monongahela Power Co
      5.00%, 10/ 1/2006                                                        907,000                   904,613
Nisource Finance Corp
      3.20%, 11/ 1/2006 (c)                                                  1,000,000                   989,196
Southwestern Public Service Co
      5.13%, 11/ 1/2006                                                      1,000,000                   998,284
TXU Corp
      6.38%, 6/15/2006                                                         200,000                   200,189
Virginia Electric and Power Co
      5.38%, 2/ 1/2007                                                       1,000,000                   999,153
                                                                                            ---------------------
                                                                                                       8,045,691
                                                                                            ---------------------

Electronic Components - Miscellaneous (0.10%)
Solectron Corp
      7.97%, 11/15/2006                                                        250,000                   252,500
                                                                                            ---------------------

Engines - Internal Combustion (0.19%)
Cummins Inc
      9.50%, 12/ 1/2010                                                        435,000                   463,819
                                                                                            ---------------------

Finance - Auto Loans (0.14%)
General Motors Acceptance Corp
      5.97%, 1/16/2007 (a)                                                     350,000                   343,929
                                                                                            ---------------------

Finance - Commercial (0.37%)
CIT Group Inc
      4.90%, 8/15/2008 (a)                                                     400,000                   400,508
Textron Financial Corp
      4.96%, 8/29/2006 (a)                                                     500,000                   500,213
                                                                                            ---------------------
                                                                                                         900,721
                                                                                            ---------------------
Finance - Consumer Loans (1.11%)
HSBC Finance Corp
      5.03%, 11/16/2009 (a)                                                  1,500,000                 1,510,064
SLM Corp
      5.24%, 7/27/2009 (a)(c)                                                1,200,000                 1,200,440
                                                                                            ---------------------
                                                                                                       2,710,504
                                                                                            ---------------------
Finance - Credit Card (0.77%)
Capital One Financial Corp
      7.25%, 5/ 1/2006                                                       1,350,000                 1,350,000
MBNA Corp
      5.14%, 5/ 5/2008 (a)                                                     300,000                   302,375
MBNA Europe Funding Plc
      4.95%, 9/ 7/2007 (a)(b)                                                  225,000                   225,094
                                                                                            ---------------------
                                                                                                       1,877,469
                                                                                            ---------------------
Finance - Investment Banker & Broker (2.56%)
Bear Stearns Cos Inc/The
      5.43%, 1/30/2009 (a)                                                     500,000                   502,588
      5.14%, 9/ 9/2009 (a)                                                   1,000,000                 1,004,262
Citigroup Inc
      5.01%, 6/ 9/2009 (a)(d)                                                  250,000                   250,616
Credit Suisse USA Inc
      5.00%, 12/ 9/2008 (a)                                                    750,000                   750,634
Goldman Sachs Group Inc
      5.02%, 3/ 2/2010 (a)                                                   1,250,000                 1,250,722
JPMorgan Chase & Co
      5.05%, 3/ 9/2009 (a)                                                     500,000                   501,431
Lehman Brothers Holdings Inc
      4.97%, 11/10/2009 (a)                                                    250,000                   251,048
Morgan Stanley
      5.35%, 1/15/2010 (a)(c)                                                1,750,000                 1,756,818
                                                                                            ---------------------
                                                                                                       6,268,119
                                                                                            ---------------------
Finance - Leasing Company (0.74%)
Case Credit Corp
      6.75%, 10/21/2007                                                        551,000                   551,000
International Lease Finance Corp
      5.42%, 4/20/2009 (a)                                                     750,000                   751,951
      5.47%, 1/15/2010 (a)                                                     500,000                   502,564
                                                                                            ---------------------
                                                                                                       1,805,515
                                                                                            ---------------------

Finance - Mortgage Loan/Banker (3.13%)
Countrywide Financial Corp
      5.19%, 4/11/2007 (a)                                                   1,000,000                 1,000,744
      5.20%, 12/19/2008 (a)                                                    210,000                   210,290
Countrywide Home Loans Inc
      5.00%, 11/16/2007 (a)                                                    500,000                   501,076
Fannie Mae
      2.25%, 5/15/2006                                                       3,900,000                 3,895,515
Fannie Mae Grantor Trust
      4.91%, 9/26/2033 (a)                                                   1,341,075                 1,324,443
Residential Capital Corp
      6.33%, 6/29/2007 (a)(c)                                                  750,000                   753,317
                                                                                            ---------------------
                                                                                                       7,685,385
                                                                                            ---------------------
Food - Meat Products (0.64%)
Tyson Foods Inc
      7.25%, 10/ 1/2006                                                      1,550,000                 1,560,455
                                                                                            ---------------------

Food - Miscellaneous/Diversified (0.30%)
General Mills Inc
      6.45%, 10/15/2006                                                        200,000                   200,997
      2.63%, 10/24/2006                                                        190,000                   187,628
Sara Lee Corp
      1.95%, 6/15/2006                                                         350,000                   348,376
                                                                                            ---------------------
                                                                                                         737,001
                                                                                            ---------------------
Food - Retail (0.46%)
Kroger Co/The
      8.15%, 7/15/2006                                                         513,000                   515,660
Safeway Inc
      5.31%, 3/27/2009 (a)                                                     625,000                   624,819
                                                                                            ---------------------
                                                                                                       1,140,479
                                                                                            ---------------------
Gas - Distribution (0.35%)
Sempra Energy
      5.24%, 5/21/2008 (a)                                                     350,000                   350,484
Southern California Gas Co
      4.99%, 12/ 1/2009 (a)                                                    500,000                   500,711
                                                                                            ---------------------
                                                                                                         851,195
                                                                                            ---------------------
Home Equity - Other (6.14%)
Adjustable Rate Mortage NIM Trust
      6.50%, 4/27/2036 (b)(e)                                                1,958,415                 1,942,415
Bear Stearns Asset Backed Securities NIM
      5.50%, 12/25/2035 (b)(e)                                                 778,642                   777,669
Countrywide Alternative Loan Trust NIM
      6.50%, 1/25/2036 (b)                                                     631,219                   628,480
First NLC Trust
      5.71%, 9/25/2035 (a)                                                   1,000,000                 1,016,426
GSAA Trust
      5.69%, 4/25/2034                                                       2,000,000                 1,993,438
JP Morgan Mortgage Acquisition Corp NIM
      5.88%, 4/25/2036 (b)(e)                                                1,791,907                 1,791,728
MASTR ABS NIM Trust
      4.75%, 5/26/2035 (b)                                                     376,098                   372,618
Mastr Asset Backed Securities Trust
      5.61%, 10/25/2035 (a)                                                    475,000                   477,473
New Century Home Equity Loan Trust
      5.66%, 7/25/2035 (a)                                                   1,000,000                 1,003,169
New Century Mortgage Corp NIM Trust
      4.70%, 11/25/2006 (b)                                                    373,547                   372,440

Option One Mortgage Loan Trust
      5.63%, 8/25/2035 (a)                                                   1,000,000                 1,008,666
Residential Asset Securities Corp
      3.32%, 2/25/2029                                                       1,671,773                 1,665,936
      5.64%, 4/25/2035 (a)                                                   1,000,000                 1,004,517
      5.71%, 7/25/2035 (a)                                                   1,000,000                 1,012,776
                                                                                            ---------------------
                                                                                                      15,067,751
                                                                                            ---------------------
Home Equity - Sequential (2.22%)
Argent Securities Inc
      4.60%, 1/25/2034 (a)                                                   1,599,290                 1,592,024
Merrill Lynch Mortgage Investors Inc
      4.50%, 1/25/2035 (b)                                                   1,892,255                 1,869,149
New Century Home Equity Loan Trust
      3.56%, 11/25/2033                                                      1,996,993                 1,985,648
                                                                                            ---------------------
                                                                                                       5,446,821
                                                                                            ---------------------
Hotels & Motels (0.19%)
Starwood Hotels & Resorts Worldwide Inc
      7.38%, 5/ 1/2007                                                         450,000                   457,875
                                                                                            ---------------------

Insurance Brokers (0.55%)
Marsh & McLennan Cos Inc
      5.19%, 7/13/2007 (a)                                                   1,350,000                 1,348,609
                                                                                            ---------------------

Life & Health Insurance (0.54%)
Cigna Corp
      7.40%, 5/15/2007                                                         475,000                   483,217
Hartford Life Global Funding Trusts
      5.08%, 9/15/2009 (a)                                                     250,000                   250,500
Phoenix Cos Inc/The
      6.68%, 2/16/2008                                                          90,000                    90,549
Sun Life Financial Global Funding LP
      5.26%, 7/ 6/2010 (a)(b)                                                  500,000                   500,699
                                                                                            ---------------------
                                                                                                       1,324,965
                                                                                            ---------------------
Medical - Hospitals (0.42%)
HCA Inc
      7.13%, 6/ 1/2006                                                         870,000                   870,994
      8.85%, 1/ 1/2007                                                         150,000                   152,815
                                                                                            ---------------------
                                                                                                       1,023,809
                                                                                            ---------------------
Mortgage Backed Securities (34.48%)
ACT Depositor Corp
      5.09%, 9/22/2041 (a)(b)                                                  375,000                   374,100
American Home Mortgage Assets
      4.14%, 11/25/2035 (a)(e)                                               2,134,799                 2,147,892
Banc of America Commercial Mortgage Inc
      7.11%, 11/15/2031                                                         54,972                    55,658
      0.36%, 7/10/2042                                                      79,878,600                   895,519
      0.34%, 9/10/2045                                                     131,100,000                 1,458,094
Banc of America Large Loan
      5.21%, 2/ 9/2021 (a)(b)                                                  525,000                   525,690
Bear Stearns Adjustable Rate Mortgage Trust
      3.40%, 4/25/2034 (a)                                                     495,701                   493,459
Bear Stearns Alt-A Trust
      5.61%, 7/25/2035 (a)                                                   1,000,000                 1,002,438
      5.61%, 8/25/2035 (a)                                                   1,002,000                 1,007,833
Bear Stearns Commercial Mortgage Securities
      5.34%, 6/15/2017 (a)(b)                                                1,000,000                 1,000,157
Citigroup Commercial Mortgage Trust
      0.65%, 5/15/2043 (b)                                                  38,548,196                   835,455
Commercial Mortgage Pass Through Certificates
      5.09%, 2/ 5/2019 (a)(b)                                                2,000,000                 1,999,896
Countrywide Alternative Loan Trust
      5.92%, 10/25/2034 (a)                                                    712,000                   720,001
      6.01%, 2/25/2035 (a)                                                   1,000,000                 1,006,781
      5.81%, 7/25/2035 (a)                                                     998,310                 1,002,219
      5.27%, 4/25/2036 (a)(e)                                                2,500,000                 2,500,000
      5.23%, 4/28/2036 (a)(e)                                                2,500,000                 2,500,000
      5.31%, 5/25/2036 (a)(e)                                                1,996,678                 1,996,678
      6.00%, 5/25/2036                                                       1,766,602                 1,758,273
      5.23%, 3/20/2046 (a)(e)                                                1,974,994                 1,975,843
      5.19%, 5/20/2046 (a)(e)                                                1,996,120                 1,996,120
Countrywide Asset-Backed Certificates
      6.25%, 11/ 8/2036 (b)                                                  1,671,723                 1,661,659
Countrywide Home Loan Mortgage Pass Through
Certificates
      5.26%, 3/25/2035 (a)                                                   1,106,030                 1,107,545
CS First Boston Mortgage Securities Corp
      5.15%, 9/15/2020 (a)(b)                                                3,000,000                 2,999,787
      5.18%, 11/15/2020 (a)(b)                                               2,000,000                 2,002,382
      0.53%, 11/15/2036 (a)(b)                                               8,076,828                   342,409
      0.85%, 7/15/2037 (b)                                                  27,778,000                   801,784
      2.00%, 5/15/2038 (b)                                                   1,886,718                    93,404
Downey Savings & Loan Association Mortgage
      5.17%, 4/19/2047 (a)(e)                                                2,488,446                 2,488,446
First Republic Mortgage Loan Trust
      5.20%, 8/15/2032 (a)                                                     696,141                   697,348
First Union National Bank Commercial Mortgage Trust
      1.19%, 1/12/2043 (a)(b)                                               29,013,670                 1,091,842
G-Force LLC
      5.26%, 12/25/2039 (a)(b)                                               1,000,000                 1,001,857
GMAC Commercial Mortgage Securities Inc
      0.97%, 5/10/2043 (a)                                                  18,070,000                   491,703
Greenwich Capital Commercial Funding Co
      0.98%, 8/10/2042 (a)(b)                                               61,800,000                 1,888,917
GS Mortgage Securities Corp II
      1.18%, 10/10/2028 (b)                                                152,534,608                 3,459,027
      0.91%, 7/10/2039 (a)(b)                                                7,813,000                   252,337
Homebanc Mortgage Trust
      5.63%, 7/25/2035 (a)                                                   1,000,000                 1,001,232
      5.29%, 10/25/2035 (a)(e)                                               2,727,972                 2,729,677
Impac CMB Trust
      6.46%, 9/25/2034 (a)                                                     473,691                   475,291
      5.45%, 10/25/2034 (a)                                                  2,403,713                 2,412,224
      6.51%, 10/25/2034 (a)                                                    776,220                   788,174
      5.33%, 11/25/2034 (a)                                                    255,414                   255,872
      5.34%, 1/25/2035 (a)                                                     110,624                   110,791
      5.27%, 4/25/2035 (a)                                                   1,783,902                 1,787,224
      5.47%, 8/25/2035 (a)                                                     337,427                   338,898
      5.50%, 8/25/2035 (a)                                                     374,919                   376,817
Impac Secured Assets CMN Owner Trust
      3.71%, 3/25/2034                                                         379,660                   377,427
      5.36%, 11/25/2034 (a)                                                    473,838                   475,666
Indymac Index Mortgage Loan Trust
      0.80%, 7/25/2035 (a)(e)                                               54,530,777                   587,910
JP Morgan Chase Commercial Mortgage Securities
      0.81%, 10/12/2035 (a)(b)                                              27,218,368                 1,010,999
      0.49%, 7/12/2037 (b)                                                  88,774,286                   888,808
      0.73%, 7/15/2042 (a)                                                  26,531,130                   616,398
JP Morgan Mortgage Trust
      4.91%, 4/25/2035 (a)                                                     678,901                   670,960
LB-UBS Commercial Mortgage Trust
      0.95%, 7/15/2040 (a)                                                  24,197,000                   818,730
Merrill Lynch Mortgage Investors Inc
      5.08%, 8/25/2035 (a)                                                     250,650                   250,637
      5.31%, 8/25/2036 (a)                                                   1,853,601                 1,859,590
Merrill Lynch Mortgage Trust
      0.77%, 5/12/2043                                                      11,600,194                   331,615
Morgan Stanley Capital I
      5.06%, 8/15/2019 (a)(b)                                                1,000,000                 1,000,661
Structured Adjustable Rate Mortgage Loan Trust
      5.66%, 8/25/2034 (a)                                                     995,623                   997,126
Structured Asset Mortgage Investments II
      5.54%, 8/25/2035 (a)                                                     997,835                 1,008,507
      4.16%, 2/25/2036 (a)(e)                                                2,500,000                 2,512,500
      5.27%, 2/25/2036 (a)                                                   1,863,406                 1,867,509
      5.64%, 5/25/2045 (a)                                                     899,316                   908,953
Wachovia Bank Commercial Mortgage Trust
      0.28%, 6/15/2035 (b)                                                  10,200,803                   347,205
      0.63%, 10/15/2041 (a)(b)                                               2,383,417                    45,228
      0.46%, 3/15/2042 (a)(b)                                                3,412,584                    45,486
      0.58%, 5/15/2044 (a)(b)                                               21,597,437                   611,639
Washington Mutual Asset Securities Corp
      3.83%, 1/25/2035 (b)                                                     969,670                   927,345
Washington Mutual Inc
      3.07%, 8/25/2033                                                         750,000                   735,813
      3.54%, 7/25/2034                                                         771,541                   767,762
      3.62%, 4/25/2035 (a)                                                   1,954,616                 1,946,522
      4.93%, 8/25/2035 (a)                                                     781,014                   770,706
      4.84%, 9/25/2035 (a)                                                     871,384                   858,895
      5.63%, 7/25/2045 (a)                                                     999,437                 1,012,116
      5.21%, 11/25/2045 (a)                                                    470,411                   471,618
      5.15%, 12/25/2045 (a)                                                    915,512                   915,605
      5.51%, 1/25/2046 (a)                                                     999,997                 1,010,038
                                                                                            ---------------------
                                                                                                      84,558,727
                                                                                            ---------------------
Mortgage Securities (0.77%)
Residential Accredit Loans Inc
      5.32%, 2/25/2036 (a)                                                   1,885,372                 1,882,664
                                                                                            ---------------------

Multi-line Insurance (0.31%)
ACE Ltd
      6.00%, 4/ 1/2007                                                         250,000                   250,984
CNA Financial Corp
      6.75%, 11/15/2006                                                        500,000                   503,294
                                                                                            ---------------------
                                                                                                         754,278
                                                                                            ---------------------
Multimedia (0.12%)
Media General Inc
      6.95%, 9/ 1/2006                                                         300,000                   300,716
                                                                                            ---------------------

Non-hazardous Waste Disposal (0.19%)
Waste Management Inc
      7.00%, 10/15/2006                                                        460,000                   463,282
                                                                                            ---------------------

Oil - Field Services (0.17%)
Hanover Equipment Trust
      8.50%, 9/ 1/2008 (a)                                                     399,000                   408,975
                                                                                            ---------------------


Oil Company - Exploration & Production (1.08%)
Newfield Exploration Co
      8.38%, 8/15/2012                                                         250,000                   268,125
Norcen Energy Resources Inc
      7.38%, 5/15/2006                                                         200,000                   200,096
Pemex Project Funding Master Trust
      6.87%, 10/15/2009 (a)(b)                                                 500,000                   520,000
      6.21%, 6/15/2010 (a)(b)                                                  350,000                   358,750
Vintage Petroleum Inc
      7.88%, 5/15/2011                                                       1,000,000                 1,039,380
      8.25%, 5/ 1/2012                                                         250,000                   266,112
                                                                                            ---------------------
                                                                                                       2,652,463

                                                                                            ---------------------
Oil Company - Integrated (0.43%)
Phillips 66 Capital Trust II
      8.00%, 1/15/2037                                                       1,000,000                 1,053,012
                                                                                            ---------------------

Oil Refining & Marketing (0.54%)
Premcor Refining Group Inc/The
      9.25%, 2/ 1/2010                                                       1,240,000                 1,329,642
                                                                                            ---------------------

Paper & Related Products (0.26%)
Union Camp Corp
      7.00%, 8/15/2006                                                         642,000                   645,657
                                                                                            ---------------------

Pharmacy Services (0.31%)
Caremark Rx Inc
      7.38%, 10/ 1/2006                                                        750,000                   756,022
                                                                                            ---------------------

Pipelines (1.12%)
Consolidated Natural Gas Co
      5.38%, 11/ 1/2006                                                        589,000                   588,839
Duke Capital LLC
      4.33%, 11/16/2006                                                        500,000                   497,525
Duke Energy Field Services LLC
      5.75%, 11/15/2006                                                        780,000                   781,073
Northwest Pipeline Corp
      8.13%, 3/ 1/2010                                                         400,000                   421,500
Southern Natural Gas Co
      8.88%, 3/15/2010                                                         425,000                   451,138
                                                                                            ---------------------
                                                                                                       2,740,075
                                                                                            ---------------------
Property & Casualty Insurance (0.08%)
Ace INA Holdings Inc
      8.30%, 8/15/2006                                                         185,000                   186,511
                                                                                            ---------------------

Property Trust (0.20%)
Westfield Capital Corp Ltd
      4.98%, 11/ 2/2007 (a)(b)                                                 500,000                   501,381
                                                                                            ---------------------

Publishing - Periodicals (0.13%)
Dex Media East LLC/Dex Media East Finance Co
      9.88%, 11/15/2009                                                        300,000                   319,500
                                                                                            ---------------------

Real Estate Operator & Developer (0.60%)
Colonial Realty LP
      8.05%, 7/15/2006                                                         300,000                   301,537
Duke Realty LP
      5.20%, 12/22/2006 (a)                                                    402,000                   402,343

EOP Operating LP
      5.59%, 10/ 1/2010 (a)                                                    750,000                   756,187
                                                                                            ---------------------
                                                                                                       1,460,067
                                                                                            ---------------------
Regional Banks (0.73%)
Bank of America Corp
      4.78%, 8/ 2/2010 (a)                                                     250,000                   250,354
NB Capital Trust
      7.83%, 12/15/2026                                                        750,000                   788,241
Wachovia Corp
      4.97%, 3/ 1/2012 (a)                                                     750,000                   750,408
                                                                                            ---------------------
                                                                                                       1,789,003
                                                                                            ---------------------
REITS - Diversified (0.63%)
iStar Financial Inc
      6.14%, 3/12/2007 (a)                                                     750,000                   756,413
      5.22%, 3/ 3/2008 (a)                                                     400,000                   401,031
      5.47%, 3/16/2009 (a)                                                     375,000                   376,809
                                                                                            ---------------------
                                                                                                       1,534,253
                                                                                            ---------------------
REITS - Hotels (0.32%)
Host Marriott LP
      9.50%, 1/15/2007                                                         770,000                   787,325
                                                                                            ---------------------

REITS - Office Property (0.55%)
Brandywine Operating Partnership Lp/PA
      5.41%, 4/ 1/2009 (a)                                                     350,000                   349,876
HRPT Properties Trust
      5.52%, 3/16/2011 (a)                                                   1,000,000                 1,001,647
                                                                                            ---------------------
                                                                                                       1,351,523

                                                                                            ---------------------
REITS - Regional Malls (0.40%)
Simon Property Group LP
      6.88%, 11/15/2006                                                        967,000                   973,947
                                                                                            ---------------------

Rental - Auto & Equipment (0.41%)
Erac USA Finance Co
      6.63%, 5/15/2006 (b)                                                   1,000,000                 1,000,314
                                                                                            ---------------------

Retail - Auto Parts (0.04%)
PEP Boys-Manny Moe & Jack
      6.92%, 7/ 7/2006                                                         100,000                   100,130
                                                                                            ---------------------

Retail - Regional Department Store (0.32%)
JC Penney Corp Inc
      6.50%, 12/15/2007                                                        765,000                   775,415
                                                                                            ---------------------

Rubber - Tires (0.05%)
Goodyear Tire & Rubber Co/The
      6.63%, 12/ 1/2006                                                        119,000                   119,000
                                                                                            ---------------------

Savings & Loans - Thrifts (0.61%)
Washington Mutual Inc
      5.08%, 3/20/2008 (a)                                                   1,500,000                 1,502,373
                                                                                            ---------------------

Special Purpose Banks (0.10%)
Korea Development Bank
      5.05%, 11/22/2012 (a)                                                    250,000                   250,046
                                                                                            ---------------------


Special Purpose Entity (1.75%)
BAE Systems Holdings Inc
      5.15%, 8/15/2008 (a)(b)                                                  350,000                   350,503
Fondo LatinoAmericano De Reservas
      4.95%, 2/15/2011 (a)(b)                                                1,000,000                   999,605
ING USA Global Funding Trust
      5.14%, 10/ 1/2010 (a)                                                    750,000                   750,313
Pricoa Global Funding I
      4.91%, 6/ 3/2008 (a)(b)                                                  500,000                   500,286
Xlliac Global Funding
      5.02%, 6/ 2/2008 (a)(b)                                                1,700,000                 1,701,307
                                                                                            ---------------------
                                                                                                       4,302,014
                                                                                            ---------------------
Supranational Bank (0.61%)
Corp Andina de Fomento
      5.46%, 1/26/2007 (a)                                                   1,000,000                 1,001,079
      4.95%, 3/16/2007 (a)                                                     500,000                   499,955
                                                                                            ---------------------
                                                                                                       1,501,034
                                                                                            ---------------------
Telecommunication Services (0.41%)
Insight Midwest LP/Insight Capital Inc
      10.50%, 11/ 1/2010 (c)                                                   100,000                   105,125
Mastec Inc
      7.75%, 2/ 1/2008 (c)                                                     300,000                   299,625
Time Warner Telecom Inc
      10.13%, 2/ 1/2011 (c)                                                    250,000                   262,500
Verizon Global Funding Corp
      4.88%, 8/15/2007 (a)                                                     350,000                   350,060
                                                                                            ---------------------
                                                                                                       1,017,310
                                                                                            ---------------------
Telephone - Integrated (1.43%)
AT&T Corp
      8.25%, 11/15/2006 (a)                                                    754,000                   758,559
AT&T Inc
      4.39%, 6/ 5/2006 (b)                                                     300,000                   299,808
      4.95%, 11/14/2008 (a)                                                    700,000                   701,477
Citizens Communications Co
      7.60%, 6/ 1/2006                                                         190,000                   190,712
Deutsche Telekom International Finance
      5.12%, 3/23/2009 (a)                                                     750,000                   750,195
Mountain States Tel & Tel
      6.00%, 8/ 1/2007                                                         100,000                   100,000
New England Telephone & Telegraph
      7.65%, 6/15/2007                                                         230,000                   234,565
Sprint Capital Corp
      4.78%, 8/17/2006 (a)                                                     205,000                   204,647
Telecom Italia Capital SA
      5.16%, 2/ 1/2011 (a)                                                     275,000                   276,619
                                                                                            ---------------------
                                                                                                       3,516,582
                                                                                            ---------------------
Television (0.14%)
Univision Communications Inc
      2.88%, 10/15/2006                                                        360,000                   355,701
                                                                                            ---------------------

Tobacco (0.20%)
RJ Reynolds Tobacco Holdings Inc
      7.75%, 5/15/2006                                                         500,000                   500,000
                                                                                            ---------------------


Transport - Rail (0.58%)
CSX Corp
      4.99%, 8/ 3/2006 (a)                                                   1,424,000                 1,425,151
                                                                                            ---------------------
TOTAL BONDS                                                                              $           221,241,743
                                                                                            ---------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (9.21%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.51%)
      5.90%, 10/ 1/2033                                                        954,908                   973,389

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (9.21%)
Federal Home Loan Mortgage Corporation (FHLMC) (1.51%)
      3.35%, 7/ 1/2033 (a)                                                   2,732,976                 2,729,850
                                                                                            ---------------------

Federal National Mortgage Association (FNMA) (7.70%)
      5.00%, 6/ 1/2032 (a)                                                   1,456,683                 1,455,433
      5.18%, 6/ 1/2032 (a)                                                   1,357,522                 1,356,717
      3.47%, 7/ 1/2033 (a)                                                     319,971                   322,879
      3.04%, 10/ 1/2033 (a)                                                  1,837,851                 1,870,299
      3.41%, 10/ 1/2033 (a)                                                    943,094                   957,767
      3.64%, 1/ 1/2034 (a)                                                   1,780,737                 1,768,533
      3.91%, 1/ 1/2034 (a)                                                   1,617,574                 1,642,473
      4.27%, 2/ 1/2034 (a)                                                     649,298                   646,946
      3.62%, 3/ 1/2034 (a)                                                   1,787,021                 1,772,923
      4.34%, 3/ 1/2034 (a)                                                   2,101,186                 2,135,841
      4.47%, 3/ 1/2034 (a)                                                   2,301,903                 2,336,259
      4.52%, 1/ 1/2035 (a)                                                     491,270                   496,374
      3.89%, 2/ 1/2035 (a)                                                     642,549                   642,712
      4.99%, 1/ 1/2036 (a)                                                   1,487,192                 1,482,397
                                                                                            ---------------------
                                                                                                      18,887,553
                                                                                            ---------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                    $            22,590,792
                                                                                            ---------------------
SHORT TERM INVESTMENTS (0.45%)
Commercial Paper (0.45%)
Investment in Joint Trading Account; Federal Home
Loan Bank
      4.65%, 5/ 1/2006                                                       1,097,170                 1,097,170
                                                                                            ---------------------
TOTAL SHORT TERM INVESTMENTS                                                             $             1,097,170
                                                                                            ---------------------
MONEY MARKET FUNDS (2.76%)
BNY Institutional Cash Reserve Fund (f)                                      6,779,000                 6,779,000
                                                                                            ---------------------
TOTAL MONEY MARKET FUNDS                                                                 $             6,779,000
                                                                                            ---------------------
Total Investments                                                                        $           251,708,705
Liabilities in Excess of Other Assets, Net - (2.64)%                                                 (6,485,964)
                                                                                            ---------------------
TOTAL NET ASSETS - 100.00%                                                               $           245,222,741
                                                                                            =====================
                                                                                            ---------------------

                                                                                            =====================

(a) Variable Rate
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not con end of the period, the value of these securities totaled $49,414,508 or 20.15% of net assets.


(c) Security or a portion of the security was on loan at the end of the period.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end o of these securities totaled $250,616 or 0.10% of net assets.

(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At t value of these securities totaled $25,946,878 or 10.58% of net assets.

(f) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $           498,226
Unrealized Depreciation                                 (543,081)
                                                 -----------------
Net Unrealized Appreciation (Depreciation)               (44,855)
Cost for federal income tax purposes                  251,753,560



                          SCHEDULE OF FUTURES CONTRACTS
                                                                  Current        Unrealized
                                  Number of   Original             Market      Appreciation/
Type                              Contracts     Value              Value       (Depreciation)
--------------------------------------------------------------- ----------------------------------
Sell:
U.S. 2 Year Note; June 2006          104     $21,237,125         $21,188,375        $48,750

Portfolio Summary (unaudited)
-----------------------------------------------------------
Sector                                             Percent
-----------------------------------------------------------
Mortgage Securities                                 44.46%
Asset Backed Securities                             19.85%
Financial                                           17.37%
Utilities                                            3.66%
Consumer, Non-cyclical                               3.35%
Energy                                               3.34%
Communications                                       3.21%
Government                                           2.65%
Consumer, Cyclical                                   2.27%
Industrial                                           1.52%
Basic Materials                                      0.77%
Technology                                           0.19%
Liabilities in Excess of Other                    (-2.64%)
Assets, Net
                                     ----------------------
TOTAL NET ASSETS                                   100.00%
                                     ======================

Other Assets Summary (unaudited)
-----------------------------------------------------------
Asset Type                                         Percent
-----------------------------------------------------------
Futures                                              8.64%



                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
BOND & MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.63     $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.27)
                          Total From Investment Operations         0.06      (0.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.15)
                         Total Dividends and Distributions       (0.22)      (0.15)
Net Asset Value, End of Period                                  $ 10.47     $ 10.63
Total Return(d)........................................... 0.53%(    e)  (1.09)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $169,794    $172,274
     Ratio of Expenses to Average Net Assets(f)........... 0.94%(    g)    0.94%(g)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f),(h).........     0.84%(g)    0.94%(g)
     Ratio of Net Investment Income to Average Net Assets.     4.18%(g)    3.95%(g)
     Portfolio Turnover Rate..............................    249.9%(g) 202.1%(  i)


                                                                2006(a)      2005(b)
                                                                ----         ----
BOND & MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.64     $ 10.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.19        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.18)      (0.26)
                          Total From Investment Operations         0.01      (0.14)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.12)
                         Total Dividends and Distributions       (0.18)      (0.12)
Net Asset Value, End of Period                                  $ 10.47     $ 10.64
Total Return(d)...........................................     0.12%(e)  (1.27)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,113     $28,559
     Ratio of Expenses to Average Net Assets(f)...........     1.60%(g)    1.60%(g)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f),(h).........     1.50%(g)    1.60%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.52%(g)    3.30%(g)
     Portfolio Turnover Rate..............................    249.9%(g)   202.1%(i)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g)  Computed on an annualized basis.

(h) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(i) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
DISCIPLINED LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 14.35     $ 14.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        0.25
                          Total From Investment Operations         1.30        0.27
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -
     Distributions from Realized Gains....................       (0.20)          -
                         Total Dividends and Distributions       (0.25)          -
Net Asset Value, End of Period                                  $ 15.40     $ 14.35
Total Return(d)...........................................     9.11%(e)    1.92%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $94,733     $88,400
     Ratio of Expenses to Average Net Assets.............. 1.20%(    f)    1.11%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.81%(f)    0.40%(f)
     Portfolio Turnover Rate..............................     76.5%(f) 86.7%(   g)


                                                                2006(a)      2005(b)
                                                                ----         ----
DISCIPLINED LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 14.32     $ 14.08
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............            -      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        0.25
                          Total From Investment Operations         1.23        0.24
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.20)          -
                         Total Dividends and Distributions       (0.20)          -
Net Asset Value, End of Period                                  $ 15.35     $ 14.32
Total Return(d)...........................................     8.65%(e)    1.70%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,987     $14,390
     Ratio of Expenses to Average Net Assets..............     1.96%(f)    1.78%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.06%(f)  (0.27)%(f)
     Portfolio Turnover Rate..............................     76.5%(f)    86.7%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
DIVERSIFIED INTERNATIONAL FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.43     $ 10.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.29        1.07
                          Total From Investment Operations         3.31        1.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
     Distributions from Realized Gains....................       (0.46)          -
                         Total Dividends and Distributions       (0.49)          -
Net Asset Value, End of Period                                  $ 14.25     $ 11.43
Total Return(d)...........................................    29.84%(e)   10.43%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $367,162    $291,878
     Ratio of Expenses to Average Net Assets.............. 1.40%(    f)    1.38%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.37%(f)    0.13%(f)
     Portfolio Turnover Rate..............................    119.9%(f) 202.7%(  g)


                                                                2006(a)      2005(b)
                                                                ----         ----
DIVERSIFIED INTERNATIONAL FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.41     $ 10.35
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.29        1.08
                          Total From Investment Operations         3.27        1.06
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.46)          -
                         Total Dividends and Distributions       (0.46)          -
Net Asset Value, End of Period                                  $ 14.22     $ 11.41
Total Return(d)...........................................    29.52%(e)   10.24%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $51,433     $43,285
     Ratio of Expenses to Average Net Assets..............     2.11%(f)    1.99%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.35)%(f)  (0.48)%(f)
     Portfolio Turnover Rate..............................    119.9%(f)   202.7%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected  data for a share of Capital  Stock  outstanding  throughout  each year ended October 31 (except as noted):
                                                           2006(     a)        2005        2004         2003        2002        2001
                                                           ----                ----        ----         ----        ----        ----
EQUITY INCOME FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.18     $ 10.22      $ 9.38       $ 8.57     $ 10.69     $ 18.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.18        0.37        0.35         0.36        0.31        0.20
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        0.98        0.84         0.81      (2.14)      (4.05)
                          Total From Investment Operations         1.37        1.35        1.19         1.17      (1.83)      (3.85)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.39)      (0.35)       (0.36)      (0.29)      (0.20)
     Distributions from Realized Gains....................           -           -           -            -           -       (3.66)
                         Total Dividends and Distributions       (0.16)      (0.39)      (0.35)       (0.36)      (0.29)      (3.86)
Net Asset Value, End of Period                                  $ 12.39     $ 11.18     $ 10.22       $ 9.38      $ 8.57     $ 10.69
Total Return(c)...........................................    12.35%(d)      13.32%      12.95%       13.86%    (17.30)%    (25.74)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $96,515     $86,277     $69,482      $60,703     $57,881     $72,581
     Ratio of Expenses to Average Net Assets.............. 1.16%(    e)       1.28%       1.27%        1.46%       1.48%       1.31%
     Ratio of Gross Expenses to Average Net Assets(f).....        -%(e)       1.28%       1.27%           -%          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     3.00%(e)       3.32%       3.56%        4.02%       3.15%       1.51%
     Portfolio Turnover Rate..............................     90.0%(e)       88.4%      134.7%        19.1%       79.4%      106.2%


                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
EQUITY INCOME FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.12     $ 10.18      $ 9.34       $ 8.53     $ 10.64     $ 18.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.12        0.26        0.26         0.28        0.21        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        0.99        0.85         0.80      (2.11)      (4.07)
                          Total From Investment Operations         1.31        1.25        1.11         1.08      (1.90)      (3.97)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.31)      (0.27)       (0.27)      (0.21)      (0.10)
     Distributions from Realized Gains....................           -           -           -            -           -       (3.66)
                         Total Dividends and Distributions       (0.09)      (0.31)      (0.27)       (0.27)      (0.21)      (3.76)
Net Asset Value, End of Period                                  $ 12.34     $ 11.12     $ 10.18       $ 9.34      $ 8.53     $ 10.64
Total Return(c)...........................................    11.86%(d)      12.29%      12.06%       12.85%    (18.02)%    (26.41)%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,358     $12,720     $11,415       $9,775      $9,982     $15,152
     Ratio of Expenses to Average Net Assets..............     2.20%(e)       2.23%       2.10%        2.34%       2.37%       2.15%
     Ratio of Gross Expenses to Average Net Assets(f).....        -%(e)       2.27%       2.10%           -%          -%          -%
     Ratio of Net Investment Income to Average Net Assets.     1.96%(e)       2.38%       2.72%        3.14%       2.19%       0.66%
     Portfolio Turnover Rate..............................     90.0%(e)       88.4%      134.7%        19.1%       79.4%      106.2%


(a)  Six months ended April 30, 2006.

(b) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Expense ratio without the Manager's voluntary expense limit. The expense limit began on March 1, 2004 and ceased on June 30, 2005.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.19        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.14)      (0.25)
                          Total From Investment Operations         0.05      (0.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.14)
                         Total Dividends and Distributions       (0.19)      (0.14)
Net Asset Value, End of Period                                   $ 9.97     $ 10.11
Total Return(d)...........................................     0.53%(e)  (1.28)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $224,863    $244,381
     Ratio of Expenses to Average Net Assets.............. 0.98%(    f)    0.81%(f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(g).............     0.87%(f)    0.77%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.80%(f)    3.35%(f)
     Portfolio Turnover Rate..............................    254.3%(f) 542.3%(  h)


                                                                2006(a)      2005(b)
                                                                ----         ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.38
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.15        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.14)      (0.26)
                          Total From Investment Operations         0.01      (0.17)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.10)
                         Total Dividends and Distributions       (0.15)      (0.10)
Net Asset Value, End of Period                                   $ 9.97     $ 10.11
Total Return(d)...........................................     0.09%(e)  (1.62)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $41,567     $47,116
     Ratio of Expenses to Average Net Assets..............     1.80%(f)    1.74%(f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(g).............     1.68%(f)    1.69%(f)
     Ratio of Net Investment Income to Average Net Assets.     2.98%(f)    2.42%(f)
     Portfolio Turnover Rate..............................    254.3%(f)   542.3%(h)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(h) Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Income Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
INFLATION PROTECTION FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 9.85     $ 10.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.21
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.24)      (0.32)
                          Total From Investment Operations       (0.06)      (0.11)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.17)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.20)      (0.17)
Net Asset Value, End of Period                                   $ 9.59      $ 9.85
Total Return(d)...........................................   (0.64)%(e)  (1.09)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,028      $1,508
     Ratio of Expenses to Average Net Assets(f)........... 1.02%(    g)    1.10%(g)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f),(h).........     2.08%(g)    1.10%(g)
     Ratio of Net Investment Income to Average Net Assets.     3.79%(g)    6.26%(g)
     Portfolio Turnover Rate..............................     48.2%(g)       45.5%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit.

(g)  Computed on an annualized basis.

(h) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 19.43     $ 17.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.50        2.05
                          Total From Investment Operations         7.54        2.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -
     Distributions from Realized Gains....................       (1.93)          -
                         Total Dividends and Distributions       (1.98)          -
Net Asset Value, End of Period                                  $ 24.99     $ 19.43
Total Return(d)...........................................    41.52%(e)   12.18%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $77,396     $55,053
     Ratio of Expenses to Average Net Assets.............. 1.94%(    f)    1.98%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.40%(f)    0.91%(f)
     Portfolio Turnover Rate..............................    149.3%(f) 181.2%(  g)


                                                                2006(a)      2005(b)
                                                                ----         ----
INTERNATIONAL EMERGING MARKETS FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 19.34     $ 17.32
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.06)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.46        2.05
                          Total From Investment Operations         7.40        2.02
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.93)          -
                         Total Dividends and Distributions       (1.93)          -
Net Asset Value, End of Period                                  $ 24.81     $ 19.34
Total Return(d)...........................................    40.91%(e)   11.66%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,875      $9,520
     Ratio of Expenses to Average Net Assets..............     2.91%(f)    3.38%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.52)%(f)  (0.48)%(f)
     Portfolio Turnover Rate..............................    149.3%(f)   181.2%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
LARGECAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 7.09      $ 6.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............            -      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.65        0.31
                          Total From Investment Operations         0.65        0.30
Net Asset Value, End of Period                                   $ 7.74      $ 7.09
Total Return(d)...........................................     9.17%(e)    4.42%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $290,286    $270,930
     Ratio of Expenses to Average Net Assets.............. 1.11%(    f)    1.01%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.03%(f)  (0.24)%(f)
     Portfolio Turnover Rate..............................     96.1%(f) 169.0%(  g)


                                                                2006(a)      2005(b)
                                                                ----         ----
LARGECAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period......................       $ 7.07      $ 6.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.64        0.30
                          Total From Investment Operations         0.62        0.28
Net Asset Value, End of Period                                   $ 7.69      $ 7.07
Total Return(d)...........................................     8.77%(e)    4.12%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $33,432     $35,551
     Ratio of Expenses to Average Net Assets..............     1.81%(f)    1.73%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.67)%(f)  (0.96)%(f)
     Portfolio Turnover Rate..............................     96.1%(f)   169.0%(g)


(a) Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an  annualized  basis.

(g) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
LARGECAP S&P 500 INDEX FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.66      $ 8.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.74        0.04
                          Total From Investment Operations         0.80        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)          -
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.14)          -
Net Asset Value, End of Period                                   $ 9.32      $ 8.66
Total Return(d)...........................................     9.22%(e)    0.81%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $75,804     $72,994
     Ratio of Expenses to Average Net Assets.............. 0.65%(    f)    0.64%(f)
     Ratio of Net Investment Income to Average Net Assets.     1.40%(f)    1.03%(f)
     Portfolio Turnover Rate..............................      5.0%(f) 11.5%(   g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.34     $ 11.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.10        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27      (0.02)
                          Total From Investment Operations         1.37        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)          -
     Distributions from Realized Gains....................       (0.29)          -
                         Total Dividends and Distributions       (0.39)          -
Net Asset Value, End of Period                                  $ 12.32     $ 11.34
Total Return(d)...........................................    12.33%(e)    0.27%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $288,069    $281,278
     Ratio of Expenses to Average Net Assets.............. 0.90%(    f)    0.80%(f)
     Ratio of Net Investment Income to Average Net Assets.     1.66%(f)    1.18%(f)
     Portfolio Turnover Rate..............................     99.6%(f) 181.1%(  g)


                                                                2006(a)      2005(b)
                                                                ----         ----
LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.33     $ 11.31
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27      (0.01)
                          Total From Investment Operations         1.33        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.29)          -
                         Total Dividends and Distributions       (0.35)          -
Net Asset Value, End of Period                                  $ 12.31     $ 11.33
Total Return(d)...........................................    11.91%(e)    0.18%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $24,119     $24,515
     Ratio of Expenses to Average Net Assets..............     1.57%(f)    1.22%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.99%(f)    0.77%(f)
     Portfolio Turnover Rate..............................     99.6%(f)   181.1%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
MIDCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................     $ 13.78      $ 13.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.24         0.49
                          Total From Investment Operations        1.27         0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.03)           -
     Distributions from Realized Gains....................      (0.71)           -
                         Total Dividends and Distributions      (0.74)           -
Net Asset Value, End of Period                                 $ 14.31      $ 13.78
Total Return(d)...........................................    9.44%(e)     3.77%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $550,694     $517,870
     Ratio of Expenses to Average Net Assets(f)........... 1.02%(   g)     1.02%(g)
     Ratio of Net Investment Income to Average Net Assets.    0.40%(g)     0.21%(g)
     Portfolio Turnover Rate..............................    37.6%(g) 133.8%(   h)


                                                                2006(a)      2005(b)
                                                                ----         ----
MIDCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................     $ 13.76      $ 13.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01            -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.24         0.48
                          Total From Investment Operations        1.25         0.48
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.71)           -
                         Total Dividends and Distributions      (0.71)           -
Net Asset Value, End of Period                                 $ 14.30      $ 13.76
Total Return(d)...........................................    9.32%(e)     3.61%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $71,684      $71,900
     Ratio of Expenses to Average Net Assets(f)...........    1.32%(g)     1.32%(g)
     Ratio of Net Investment Income to Average Net Assets.    0.10%(g)   (0.09)%(g)
     Portfolio Turnover Rate..............................    37.6%(g)    133.8%(h)


(a) Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f) Reflects Manager's contractual expense limit.

(g)  Computed on an annualized  basis.

(h) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.01
                          Total From Investment Operations         0.02        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.01)
                         Total Dividends and Distributions       (0.02)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00
Total Return(d)........................................... 1.94%(    e)    1.02%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $374,986    $344,589
     Ratio of Expenses to Average Net Assets.............. 0.56%(    f)    0.60%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.89%(f)    2.95%(f)


                                                                2006(a)      2005(b)
                                                                ----         ----
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.01
                          Total From Investment Operations         0.01        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.01)
                         Total Dividends and Distributions       (0.01)      (0.01)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00
Total Return(d)...........................................     1.01%(e)    0.59%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,474      $3,099
     Ratio of Expenses to Average Net Assets(g)...........     2.43%(f)    1.87%(f)
     Ratio of Net Investment Income to Average Net Assets.     1.99%(f)    1.67%(f)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g)  Reflects Manager's contractual expense limit.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.35     $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.90        0.05
                          Total From Investment Operations         0.93        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -
     Distributions from Realized Gains....................       (0.44)          -
                         Total Dividends and Distributions       (0.46)          -
Net Asset Value, End of Period                                  $ 10.82     $ 10.35
Total Return(d)...........................................     9.13%(e)    0.49%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $57,220     $52,211
     Ratio of Expenses to Average Net Assets.............. 1.39%(    f)    1.44%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.62%(f)  (0.01)%(f)
     Portfolio Turnover Rate..............................     51.6%(f) 51.8%(   g)


                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 10.32     $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............            -      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.89        0.05
                          Total From Investment Operations         0.89        0.02
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.44)          -
                         Total Dividends and Distributions       (0.44)          -
Net Asset Value, End of Period                                  $ 10.77     $ 10.32
Total Return(d)...........................................     8.74%(e)    0.19%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $24,923     $22,978
     Ratio of Expenses to Average Net Assets..............     2.04%(f)    2.15%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.03)%(f)  (0.71)%(f)
     Portfolio Turnover Rate..............................     51.6%(f)    51.8%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, inc. and $136,000 from portfolio realignment.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP BLEND FUND I
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.36      $ 8.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.77        0.15
                          Total From Investment Operations         0.80        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
     Distributions from Realized Gains....................       (0.03)          -
                         Total Dividends and Distributions       (0.06)          -
Net Asset Value, End of Period                                   $ 9.10      $ 8.36
Total Return(d)...........................................     9.64%(e)    1.95%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $135,572    $126,739
     Ratio of Expenses to Average Net Assets.............. 1.12%(    f)    1.04%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.76%(f)    0.41%(f)
     Portfolio Turnover Rate..............................     72.7%(f) 148.8%(  g)


                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP BLEND FUND I
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.35      $ 8.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............            -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.76        0.15
                          Total From Investment Operations         0.76        0.15
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.03)          -
                         Total Dividends and Distributions       (0.03)          -
Net Asset Value, End of Period                                   $ 9.08      $ 8.35
Total Return(d)...........................................     9.14%(e)    1.83%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,017     $21,617
     Ratio of Expenses to Average Net Assets..............     1.84%(f)    1.47%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.04%(f)  (0.02)%(f)
     Portfolio Turnover Rate..............................     72.7%(f)   148.8%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.08      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.35        0.17
                          Total From Investment Operations         0.36        0.15
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.31)          -
                         Total Dividends and Distributions       (0.31)          -
Net Asset Value, End of Period                                   $ 8.13      $ 8.08
Total Return(d)...........................................     4.32%(e)    1.89%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $49,857     $48,782
     Ratio of Expenses to Average Net Assets.............. 1.50%(    f)    1.47%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.17%(f)  (0.86)%(f)
     Portfolio Turnover Rate..............................     62.9%(f) 66.5%(   g)


                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP GROWTH FUND I
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.06      $ 7.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.35        0.18
                          Total From Investment Operations         0.32        0.13
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.31)          -
                         Total Dividends and Distributions       (0.31)          -
Net Asset Value, End of Period                                   $ 8.07      $ 8.06
Total Return(d)...........................................     3.82%(e)    1.64%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,307     $14,707
     Ratio of Expenses to Average Net Assets..............     2.37%(f)    2.39%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.69)%(f)  (1.79)%(f)
     Portfolio Turnover Rate..............................     62.9%(f)    66.5%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f) Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.15      $ 8.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.54        0.11
                          Total From Investment Operations         0.51        0.09
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.09)          -
                         Total Dividends and Distributions       (0.09)          -
Net Asset Value, End of Period                                   $ 8.57      $ 8.15
Total Return(d)...........................................     6.27%(e)    1.12%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $425        $141
     Ratio of Expenses to Average Net Assets(f)........... 1.70%(    g)    1.70%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.75)%(g)  (0.80)%(g)
     Portfolio Turnover Rate..............................    133.3%(g)       95.2%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 13.51     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.57      (0.10)
                          Total From Investment Operations         1.65      (0.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)          -
     Distributions from Realized Gains....................       (0.51)          -
                         Total Dividends and Distributions       (0.60)          -
Net Asset Value, End of Period                                  $ 14.56     $ 13.51
Total Return(d)...........................................    12.52%(e)  (0.59)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $61,333     $53,806
     Ratio of Expenses to Average Net Assets.............. 1.39%(    f)    1.49%(f)
     Ratio of Net Investment Income to Average Net Assets.     1.16%(f)    0.47%(f)
     Portfolio Turnover Rate..............................     22.3%(f) 28.1%(   g)


                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 13.47     $ 13.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.57      (0.10)
                          Total From Investment Operations         1.60      (0.12)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.51)          -
                         Total Dividends and Distributions       (0.51)          -
Net Asset Value, End of Period                                  $ 14.56     $ 13.47
Total Return(d)...........................................    12.12%(e)  (0.88)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,467     $20,509
     Ratio of Expenses to Average Net Assets..............     2.07%(f)    2.28%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.48%(f)  (0.33)%(f)
     Portfolio Turnover Rate..............................     22.3%(f)    28.1%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS MIDCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 8.77       $ 8.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.67         0.41
                          Total From Investment Operations        1.64         0.37
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.07)           -
                         Total Dividends and Distributions      (0.07)           -
Net Asset Value, End of Period                                 $ 10.34       $ 8.77
Total Return(d)...........................................   18.75%(e)     4.40%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $32,073      $25,628
     Ratio of Expenses to Average Net Assets(f)........... 1.75%(   g)     1.75%(g)
     Ratio of Net Investment Income to Average Net Assets.  (0.64)%(g)   (1.40)%(g)
     Portfolio Turnover Rate..............................   107.5%(g) 185.7%(   h)


                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS MIDCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 8.75       $ 8.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.07)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.67         0.41
                          Total From Investment Operations        1.60         0.35
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.07)           -
                         Total Dividends and Distributions      (0.07)           -
Net Asset Value, End of Period                                 $ 10.28       $ 8.75
Total Return(d)...........................................   18.33%(e)     4.17%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $12,274      $10,436
     Ratio of Expenses to Average Net Assets(f)...........    2.50%(g)     2.50%(g)
     Ratio of Net Investment Income to Average Net Assets.  (1.38)%(g)   (2.14)%(g)
     Portfolio Turnover Rate..............................   107.5%(g)    185.7%(h)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.


(h) Portfolio turnover rate excludes $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS MIDCAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.87     $ 11.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.05)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.80        0.44
                          Total From Investment Operations         1.75        0.40
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -
                         Total Dividends and Distributions       (0.72)          -
Net Asset Value, End of Period                                  $ 12.90     $ 11.87
Total Return(d)...........................................    15.17%(e)    3.49%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,936        $365
     Ratio of Expenses to Average Net Assets(f)........... 1.75%(    g)    1.75%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.83)%(g)  (0.90)%(g)
     Portfolio Turnover Rate..............................    109.3%(g)       84.5%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS MIDCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 15.08     $ 14.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.88        0.25
                          Total From Investment Operations         1.87        0.22
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)          -
                         Total Dividends and Distributions       (1.33)          -
Net Asset Value, End of Period                                  $ 15.62     $ 15.08
Total Return(d)...........................................    12.89%(e)    1.48%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,129      $2,196
     Ratio of Expenses to Average Net Assets(f)........... 1.75%(    g)    1.75%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.16)%(g)  (0.62)%(g)
     Portfolio Turnover Rate..............................     86.8%(g)       87.9%


                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS MIDCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 15.05     $ 14.86
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.07)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.99        0.26
                          Total From Investment Operations         1.92        0.19
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)          -
                         Total Dividends and Distributions       (1.33)          -
Net Asset Value, End of Period                                  $ 15.64     $ 15.05
Total Return(d)...........................................    13.30%(e)    1.28%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,100        $427
     Ratio of Expenses to Average Net Assets(f)...........     2.50%(g)    2.50%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.89)%(g)  (1.29)%(g)
     Portfolio Turnover Rate..............................     86.8%(g)       87.9%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS SMALLCAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period......................       $ 8.85      $ 8.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.08)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.77        0.18
                          Total From Investment Operations         1.69        0.13
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)          -
                         Total Dividends and Distributions       (0.48)          -
Net Asset Value, End of Period                                  $ 10.06      $ 8.85
Total Return(d)...........................................    19.73%(e)    1.49%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,110     $13,137
     Ratio of Expenses to Average Net Assets(f)........... 1.95%(    g)    1.95%(g)
     Ratio of Net Investment Income to Average Net Assets.   (1.61)%(g)  (1.68)%(g)
     Portfolio Turnover Rate..............................     59.1%(g) 53.4%(   h)


                                                                2006(a)      2005(b)
                                                                ----         ----
PARTNERS SMALLCAP GROWTH FUND II
Class B shares
Net Asset Value, Beginning of Period......................       $ 8.83      $ 8.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.11)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.76        0.19
                          Total From Investment Operations         1.65        0.11
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)          -
                         Total Dividends and Distributions       (0.48)          -
Net Asset Value, End of Period                                  $ 10.00      $ 8.83
Total Return(d)...........................................    19.31%(e)    1.26%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,079      $6,720
     Ratio of Expenses to Average Net Assets(f)...........     2.69%(g)    2.70%(g)
     Ratio of Net Investment Income to Average Net Assets.   (2.35)%(g)  (2.43)%(g)
     Portfolio Turnover Rate..............................     59.1%(g)    53.4%(h)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not bee annualized.

(f)  Reflects Manager's contractual expense limit.

(g)  Computed on an annualized basis.

(h) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PREFERRED SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.60     $ 10.94
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.27        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.27)      (0.26)
                          Total From Investment Operations           -       (0.07)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.27)
                         Total Dividends and Distributions       (0.24)      (0.27)
Net Asset Value, End of Period                                  $ 10.36     $ 10.60
Total Return(d)...........................................   (0.06)%(e)  (0.66)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,240      $2,174
     Ratio of Expenses to Average Net Assets(f)........... 1.20%(    g)    1.35%(g)
     Ratio of Net Investment Income to Average Net Assets.     5.19%(g)    5.07%(g)
     Portfolio Turnover Rate..............................     13.8%(g)       17.8%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME 2010 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.11     $ 12.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.17        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.59        0.02
                          Total From Investment Operations         0.76        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)          -
     Distributions from Realized Gains....................       (0.08)          -
                         Total Dividends and Distributions       (0.23)          -
Net Asset Value, End of Period                                  $ 12.64     $ 12.11
Total Return(d)...........................................     6.39%(e)    0.58%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,598      $3,070
     Ratio of Expenses to Average Net Assets(f),(g)....... 0.88%(    h)    1.30%(h)
     Ratio of Net Investment Income to Average Net Assets.     2.73%(h)    1.27%(h)
     Portfolio Turnover Rate..............................     23.4%(h)       10.2%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Fund invests.

(h) Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME 2020 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.28     $ 12.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        0.12
                          Total From Investment Operations         1.06        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)          -
     Distributions from Realized Gains....................       (0.10)          -
                         Total Dividends and Distributions       (0.26)          -
Net Asset Value, End of Period                                  $ 13.08     $ 12.28
Total Return(d)...........................................     8.77%(e)    1.24%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,022      $3,655
     Ratio of Expenses to Average Net Assets(f),(g)....... 0.85%(    h)    1.40%(h)
     Ratio of Net Investment Income to Average Net Assets.     2.77%(h)    0.75%(h)
     Portfolio Turnover Rate..............................      3.6%(h)        5.5%


                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME 2020 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 12.13
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.11           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.91        0.11
                          Total From Investment Operations         1.02        0.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.10)          -
                         Total Dividends and Distributions       (0.16)          -
Net Asset Value, End of Period                                  $ 13.10     $ 12.24
Total Return(d)...........................................     8.44%(e)    0.91%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,374        $979
     Ratio of Expenses to Average Net Assets(f),(g).......     1.72%(h)    2.15%(h)
     Ratio of Net Investment Income to Average Net Assets.     1.79%(h)  (0.04)%(h)
     Portfolio Turnover Rate..............................      3.6%(h)        5.5%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Fund invests.

(h)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME 2030 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.07     $ 11.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.15        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.07        0.18
                          Total From Investment Operations         1.22        0.19
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.27)          -
Net Asset Value, End of Period                                  $ 13.02     $ 12.07
Total Return(d)...........................................    10.21%(e)    1.60%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,632      $2,564
     Ratio of Expenses to Average Net Assets(f),(g)....... 0.96%(    h)    1.40%(h)
     Ratio of Net Investment Income to Average Net Assets.     2.44%(h)    0.14%(h)
     Portfolio Turnover Rate..............................      2.4%(h)        4.8%


                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME 2030 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.04     $ 11.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.12      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.06        0.19
                          Total From Investment Operations         1.18        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.18)          -
Net Asset Value, End of Period                                  $ 13.04     $ 12.04
Total Return(d)...........................................     9.83%(e)    1.35%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,454        $789
     Ratio of Expenses to Average Net Assets(f),(g).......     1.72%(h)    2.15%(h)
     Ratio of Net Investment Income to Average Net Assets.     1.85%(h)  (0.68)%(h)
     Portfolio Turnover Rate..............................      2.4%(h)        4.8%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Fund invests.

(h)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME 2040 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 12.18     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.15      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.17        0.24
                          Total From Investment Operations         1.32        0.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.40)          -
Net Asset Value, End of Period                                  $ 13.10     $ 12.18
Total Return(d)...........................................    11.02%(e)    1.84%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,047      $1,433
     Ratio of Expenses to Average Net Assets(f),(g)....... 0.97%(    h)    1.40%(h)
     Ratio of Net Investment Income to Average Net Assets.     2.41%(h)  (0.38)%(h)
     Portfolio Turnover Rate..............................      5.3%(h)        7.1%


                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME 2040 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.16     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.10      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.17        0.25
                          Total From Investment Operations         1.27        0.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.40)          -
Net Asset Value, End of Period                                  $ 13.03     $ 12.16
Total Return(d)...........................................    10.62%(e)    1.67%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,055        $621
     Ratio of Expenses to Average Net Assets(f),(g).......     1.70%(h)    2.15%(h)
     Ratio of Net Investment Income to Average Net Assets.     1.57%(h)  (1.17)%(h)
     Portfolio Turnover Rate..............................      5.3%(h)        7.1%


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Fund invests.

(h) Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME 2050 FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 11.48
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.14      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.26        0.30
                          Total From Investment Operations         1.40        0.26
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)          -
     Distributions from Realized Gains....................       (0.11)          -
                         Total Dividends and Distributions       (0.22)          -
Net Asset Value, End of Period                                  $ 12.92     $ 11.74
Total Return(d)........................................... 12.05%(   e)    2.26%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,844        $553
     Ratio of Expenses to Average Net Assets(f),(g)....... 1.00%(    h)    1.50%(h)
     Ratio of Net Investment Income to Average Net Assets.     2.31%(h)  (0.93)%(h)
     Portfolio Turnover Rate..............................      5.8%(h)        7.5%


                                                                2006(i)
                                                                ----
PRINCIPAL LIFETIME 2050 FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.23
                          Total From Investment Operations         0.22
Net Asset Value, End of Period                                  $ 12.86
Total Return(d)...........................................     1.74%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $97
     Ratio of Expenses to Average Net Assets(f),(g).......     1.25%(h)
     Ratio of Net Investment Income to Average Net Assets.   (0.59)%(h)
     Portfolio Turnover Rate..............................      5.8%(h)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Fund invests.

(h)  Computed on an annualized basis.

(i)  Period from March 15, 2006,  date shares first  offered,  through April 30,
     2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.98     $ 11.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.33      (0.06)
                          Total From Investment Operations         0.51        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.32)          -
Net Asset Value, End of Period                                  $ 12.17     $ 11.98
Total Return(d)........................................... 4.28%(    e)    0.17%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,742      $1,832
     Ratio of Expenses to Average Net Assets(f),(g)....... 0.96%(    h)    1.30%(h)
     Ratio of Net Investment Income to Average Net Assets.     3.06%(h)    1.90%(h)
     Portfolio Turnover Rate..............................     74.6%(h)       43.8%


                                                                2006(i)
                                                                ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 12.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.06)
                          Total From Investment Operations       (0.01)
Net Asset Value, End of Period                                  $ 12.11
Total Return(d)...........................................   (0.08)%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $12
     Ratio of Expenses to Average Net Assets(f),(g).......     1.25%(h)
     Ratio of Net Investment Income to Average Net Assets.     3.12%(h)
     Portfolio Turnover Rate..............................     74.6%(h)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Fund invests.

(h) Computed on an annualized basis.

(i)  Period from March 15, 2006,  date shares first  offered,  through April 30,
     2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 20.43     $ 20.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.77        0.35
                          Total From Investment Operations         3.82        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.13)
     Distributions from Realized Gains....................       (0.62)          -
                         Total Dividends and Distributions       (0.74)      (0.13)
Net Asset Value, End of Period                                  $ 23.51     $ 20.43
Total Return(d)...........................................    19.16%(e)    2.20%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $100,127     $80,894
     Ratio of Expenses to Average Net Assets.............. 1.42%(    f)    1.49%(f)
     Ratio of Net Investment Income to Average Net Assets.     0.49%(f)    1.29%(f)
     Portfolio Turnover Rate..............................     39.4%(f) 26.7%(   g)


                                                                2006(a)      2005(b)
                                                                ----         ----
REAL ESTATE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 20.44     $ 20.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.77        0.35
                          Total From Investment Operations         3.75        0.38
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.06)
     Distributions from Realized Gains....................       (0.62)          -
                         Total Dividends and Distributions       (0.69)      (0.06)
Net Asset Value, End of Period                                  $ 23.50     $ 20.44
Total Return(d)...........................................    18.79%(e)    1.90%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $25,754     $22,712
     Ratio of Expenses to Average Net Assets..............     2.11%(f)    2.38%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.16)%(f)    0.39%(f)
     Portfolio Turnover Rate..............................     39.4%(f)    26.7%(g)

(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
SHORT-TERM BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.19        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.05)      (0.10)
                          Total From Investment Operations         0.14        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.16)
                         Total Dividends and Distributions       (0.22)      (0.16)
Net Asset Value, End of Period                                   $ 9.89      $ 9.97
Total Return(d)...........................................     1.45%(e)    0.07%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $101,750    $122,471
     Ratio of Expenses to Average Net Assets.............. 0.98%(    f)    0.80%(f)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(g).............     0.70%(f)    0.70%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.94%(f)    3.15%(f)
     Portfolio Turnover Rate..............................     62.0%(f) 110.8%(  h)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(h) Portfolio turnover rate excludes approximately $117,013,000 of secruities from the acquisition of Principal Limited Term Bond Fund, inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
SMALLCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 15.93     $ 15.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............            -      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.75        0.25
                          Total From Investment Operations         2.75        0.24
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)          -
                         Total Dividends and Distributions       (0.94)          -
Net Asset Value, End of Period                                  $ 17.74     $ 15.93
Total Return(d)...........................................    17.90%(e)    1.53%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $115,853     $97,133
     Ratio of Expenses to Average Net Assets.............. 1.38%(    f)    1.37%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.04)%(f)  (0.27)%(f)
     Portfolio Turnover Rate..............................     98.6%(f) 137.4%(  g)


                                                                2006(a)      2005(b)
                                                                ----         ----
SMALLCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 15.89     $ 15.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.07)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.74        0.26
                          Total From Investment Operations         2.67        0.20
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)          -
                         Total Dividends and Distributions       (0.94)          -
Net Asset Value, End of Period                                  $ 17.62     $ 15.89
Total Return(d)...........................................    17.42%(e)    1.27%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $27,768     $25,241
     Ratio of Expenses to Average Net Assets..............     2.17%(f)    2.22%(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.82)%(f)  (1.13)%(f)
     Portfolio Turnover Rate..............................     98.6%(f)   137.4%(g)


(a)  Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)      2005(b)
                                                                ----         ----
SMALLCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 17.49     $ 16.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.73        0.52
                          Total From Investment Operations         2.72        0.51
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)          -
                         Total Dividends and Distributions       (1.28)          -
Net Asset Value, End of Period                                  $ 18.93     $ 17.49
Total Return(d)...........................................    16.31%(e)    3.00%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,199      $1,302
     Ratio of Expenses to Average Net Assets(f)........... 1.58%(    g)    1.70%(g)
     Ratio of Net Investment Income to Average Net Assets.   (0.16)%(g)  (0.18)%(g)
     Portfolio Turnover Rate..............................    109.1%(g)      133.7%


                                                                2006(a)      2005(b)
                                                                ----         ----
SMALLCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period......................    $ 17.55       $ 16.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............     (0.08)        (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       2.75          0.62
                         Total From Investment Operations        2.67          0.57
Less Dividends and Distributions:
     Distributions from Realized Gains....................     (1.28)            -
                        Total Dividends and Distributions      (1.28)            -
Net Asset Value, End of Period                                $ 18.94       $ 17.55
Total Return(d)...........................................  15.96%(e)  3.36%(e),(h)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $1,231          $439
     Ratio of Expenses to Average Net Assets(f)...........   2.33%(g)      2.45%(g)
     Ratio of Net Investment Income to Average Net Assets. (0.92)%(g)    (0.82)%(g)
     Portfolio Turnover Rate..............................  109.1%(g)        133.7%


(a) Six months ended April 30, 2006.

(b) Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g)  Computed on an annualized basis.

(h) During 2005, the Fund process a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected  data for a share of Capital  Stock  outstanding  throughout  each year ended October 31 (except as noted):
                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
TAX-EXEMPT BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 11.86     $ 12.48     $ 12.31      $ 12.29     $ 12.10     $ 11.65
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.23        0.46        0.46         0.47     0.48(c)        0.54
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.06)      (0.25)        0.18         0.05     0.18(c)        0.51
                          Total From Investment Operations         0.17        0.21        0.64         0.52        0.66        1.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.44)      (0.44)       (0.45)      (0.47)      (0.55)
     Distributions from Realized Gains....................           -       (0.39)      (0.03)       (0.05)          -       (0.05)
                         Total Dividends and Distributions       (0.22)      (0.83)      (0.47)       (0.50)      (0.47)      (0.60)
Net Asset Value, End of Period                                  $ 11.81     $ 11.86     $ 12.48      $ 12.31     $ 12.29     $ 12.10
Total Return(d)...........................................     1.40%(e)       1.73%       5.31%        4.25%       5.64%       9.28%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $149,074    $156,023    $166,930     $178,379    $183,100    $167,016
     Ratio of Expenses to Average Net Assets(f)........... 0.76%(    g)       0.78%       0.76%        0.81%       0.77%       0.82%
     Ratio of Net Investment Income to Average Net Assets.     3.91%(g)       3.80%       3.72%        3.71%    4.02%(c)       4.59%
     Portfolio Turnover Rate..............................    105.7%(g)       54.2%       70.3%        31.2%       60.0%       51.8%


                                                                2006(a)        2005        2004         2003        2002        2001
                                                                ----           ----        ----         ----        ----        ----
TAX-EXEMPT BOND FUND
Class B shares
Net Asset Value, Beginning of Period......................      $ 11.94     $ 12.55     $ 12.36      $ 12.32     $ 12.16     $ 11.71
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.21        0.42        0.41         0.38     0.38(h)        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.08)      (0.25)        0.15         0.07     0.17(h)        0.51
                          Total From Investment Operations         0.13        0.17        0.56         0.45        0.55        0.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.39)      (0.34)       (0.36)      (0.39)      (0.49)
     Distributions from Realized Gains....................           -       (0.39)      (0.03)       (0.05)          -       (0.05)
                         Total Dividends and Distributions       (0.19)      (0.78)      (0.37)       (0.41)      (0.39)      (0.54)
Net Asset Value, End of Period                                  $ 11.88     $ 11.94     $ 12.55      $ 12.36     $ 12.32     $ 12.16
Total Return(d)...........................................     1.12%(e)       1.40%       4.88%        3.68%       4.67%       8.70%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,197      $7,849     $10,742      $13,254     $13,848     $12,122
     Ratio of Expenses to Average Net Assets(f)...........     1.15%(g)       1.13%       1.15%        1.44%       1.60%       1.33%
     Ratio of Net Investment Income to Average Net Assets.     3.52%(g)       3.44%       3.32%        3.07%    3.19%(h)       4.07%
     Portfolio Turnover Rate..............................    105.7%(g)       54.2%       70.3%        31.2%       60.0%       51.8%


(a)  Six months ended April 30, 2006.

(b) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(c) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Auditing and Accounting Guide for Investment Companies. There was no effect to the Class A per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Reflects Manager's contractual expense limit.

(g)  Computed on an annualized basis.

(h) Effective November 1, 2001, the Fund adopted the provisions of the AICPA Auditing and Accounting Guide for Investment Companies. There was no effect to the Class B per share net investment income or net realized and unrealized gain (loss) on investments for the year ended October 31, 2002. The ratio of net investment income to average net assets increased by .06%. Prior periods have not been restated to reflect this change in presentation.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)
                                                                ----
ULTRA SHORT BOND FUND
Class A shares
Net Asset Value, Beginning of Period......................      $ 10.05
Income from Investment Operations:
     Net Investment Income (Operating Loss)(b)............         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................
                          Total From Investment Operations         0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)
                         Total Dividends and Distributions       (0.05)
Net Asset Value, End of Period                                  $ 10.05
Total Return(c)........................................... 0.54%(    d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,220
     Ratio of Expenses to Average Net Assets(e)........... 0.75%(    f)
     Ratio of Net Investment Income to Average Net Assets.     3.88%(f)
     Portfolio Turnover Rate..............................     39.5%(f)


(a)  Period from March 15, 2006,  date shares first  offered,  through April 30,
     2006.

(b)  Calculated based on average shares outstanding during the period.

(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)  Total return amounts have not been annualized.

(e)  Reflects Manager's contractual expense limit.

(f)  Computed on an annualized basis.

See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                        Number of
                                                                                    Portfolios in Fund               Other
     Name, Position Held with the Fund,             Principal Occupation(s)        Complex Overseen by           Directorships
         Address, and Year of Birth                   During past 5 years                Director              Held by Director*
         --------------------------                   -------------------                --------              -----------------
  Elizabeth Ballantine                          Principal, EBA Associates since             86               The McClatchy Company
  Director since 2004                           1998.
  Member, Audit and Nominating Committee
  1113 Basil Road, McClean, Virginia
  1948

  Richard W. Gilbert                            President, Gilbert                          86                   Calamos Asset
  Director since 1985                           Communications, Inc. since 1993.                               Management, Inc.
  Member, Audit and Nominating Committee
  5040 Arbor Lane, #302, Northfield,
  Illinois.
  1940

  Mark A. Grimmett                              Executive Vice President and                86                       None
  Director since 2004                           CFO, Merle Norman Cosmetics,
  Member, Audit and Nominating Committee        Inc. since 2000.
  6310 Deerfield Avenue, San Gabriel,
  California
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc.              86                       None
  Director since 2005                           since 1986.
  Member, Audit and Nominating Committee
  Suite 203, 2101 Waukegan Road
  Bannockburn, Illinois
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap            86          Casey's General Stores, Inc.
  Director since 1999                           Pharmacies, Inc.
  Member, Audit and Nominating Committee
  3094 104th, Urbandale, Iowa
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                 86                       None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  100 Market Street, #314, Des Moines, Iowa
  1940

    *Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  John E. Aschenbrenner                         Director, Principal Management              86                        None
  Director since 1998                           Corporation and Princor
  1949                                          Financial Services Corporation
                                                ("Princor") since 1998.
                                                President, Insurance and
                                                Financial Services, Principal
                                                Life since 2003. Executive Vice
                                                President, 2000-2003. Prior
                                                thereto, Senior Vice President.

  Ralph C. Eucher                               Director and President,                     86                        None
  Director and President since 1999             Principal Management
  Member, Executive Committee                   Corporation, since 1999.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005.
                                                Senior Vice President, Principal
                                                Life, since 2002. Prior thereto,
                                                Vice President.

  Larry D. Zimpleman                            Chairman and Director, Princor              86                        None
  Director and Chairman of the Board since      and Principal Management
  2001                                          Corporation since 2002.
  Member, Executive Committee                   President and Chief Operating
  1951                                          Officer Principal Life since
                                                2006. President, Retirement and
                                                Investor Services, Principal
                                                Life 2003-2006. Prior thereto,
                                                Executive Vice President,
                                                2001-2003.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

Additional information about the Fund is available in the Prospectuses dated March 1, 2006 and the Statement of Additional Information dated March 1, 2006. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, DesMoines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF SUB-ADVISORY AGREEMENTS

During the period covered by this report, the Board of Directors approved two investment advisory contracts, one with Nuveen Asset Management (Nuveen) relating to the Fund's Tax-Exempt Bond Fund, the other with Bank of New York
(BNY) relating to the Fund's Partners LargeCap Value Fund and Partners LargeCap Growth Fund II.

At its December 12, 2005 meeting, the Board considered whether to engage Nuveen to provide investment advisory services relating to the high yield portion of the Tax-Exempt Bond Fund's portfolio. In approving the investment advisory contract with Nuveen, the Board considered Nuveen's experience and skills in managing portfolios of municipal securities, particularly high yield municipal securities. The Board found Nuveen to be an experienced manager of municipal securities portfolios and to have a large, well-educated and experienced research team. The Board also considered the historical performance of Nuveen's composite municipal high yield product and found it to be favorable. The Board considered the fees Nuveen proposed to charge the Fund, which it found to be acceptable. In considering the estimated profit Nuveen anticipates earning from the arrangement, the Board noted that the Manager will compensate Nuveen from its own management fees. In addition, the Board noted that the Manager had negotiated the agreement with Nuveen at arm's length. Accordingly, the Board concluded that it need not review estimated levels of profit to Nuveen in order to conclude, as it did, that Nuveen's estimated profit from the arrangement would not be unreasonable. The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for the Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the contract, the Board did not rely on comparisons of the services Nuveen would render, and the amounts the Fund would pay Nuveen, with those under agreements Nuveen has with other clients. The Board found that no other, incidental benefits would accrue to Nuveen as a result of the agreement.

Also at its December 12, 2005 meeting, the Board considered whether to engage BNY to provide investment advisory services relating to the cash portion of the Partners LargeCap Value Fund and Partners LargeCap Growth Fund II. In approving the investment advisory contract with BNY, the Board considered BNY's experience and skill in managing portfolios of cash, especially in utilizing techniques that "equitize" cash portfolios. The Board found BNY to be an experienced manager of cash portfolios with a stable team of investment professionals who are familiar with "equitization" strategies. The Board also considered the historical performance of BNY's composite cash equitization product and found it to be favorable. The Board considered the fees BNY proposed to charge the Fund, which it found to be acceptable. In considering the estimated profit BNY anticipates earning from the arrangement, the Board noted that the Manager will compensate BNY from its own management fees. In addition, the Board noted that the Manager had negotiated the agreement with BNY at arm's length. Accordingly, the Board concluded that it need not review estimated levels of profit to BNY in order to conclude, as it did, that BNY's estimated profit from the arrangement would not be unreasonable. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under each Subadvisory Agreement is reasonable in relation to the asset size of each Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale. In approving the contract, the Board did not rely on comparisons of the services BNY would render, and the amounts the Fund would pay BNY, with those under agreements BNY has with other clients. The Board found that no other, incidental benefits would accrue to BNY as a result of the agreement.

                                TABLE OF CONTENTS

                                                                          Page
Shareholder Expense Example..................................................2
Financial Statements and Highlights
  Statements of Assets and Liabilities......................................15
  Statements of Operations..................................................33
  Statement of Changes in Net Assets........................................51
  Statement of Cash Flows..................................................104
  Notes to Financial Statements............................................105
  Schedules of Investments.................................................122
     Bond & Mortgage Securities Fund.......................................122
     Disciplined LargeCap Blend Fund.......................................141
     Diversified International Fund........................................146
     Government & High Quality Bond Fund...................................159
     High Quality IntermediateTerm Bond Fund...............................164
     High Yield Fund.......................................................178
     Inflation Protection Fund.............................................184
     International Emerging Markets Fund...................................188
     International Growth Fund.............................................190
     LargeCap Growth Fund..................................................197
     LargeCap S&P 500 Index Fund...........................................199
     LargeCap Value Fund...................................................209
     MidCap Blend Fund.....................................................214
     MidCap Growth Fund....................................................217
     MidCap S&P 400 Index Fund.............................................219
     MidCap Value Fund.....................................................227
     Money Market Fund.....................................................232
     Partners Global Equity Fund...........................................235
     Partners International Fund...........................................238
     Partners LargeCap Blend Fund..........................................245
     Partners LargeCap Blend Fund I........................................252
     Partners LargeCap Growth Fund.........................................257
     Partners LargeCap Growth Fund I.......................................262
     Partners LargeCap Growth Fund II......................................264
     Partners LargeCap Value Fund..........................................268
     Partners LargeCap Value Fund I........................................272
     Partners LargeCap Value Fund II.......................................274
     Partners MidCap Growth Fund...........................................277
     Partners MidCap Growth Fund I.........................................280
     Partners MidCap Growth Fund II........................................284
     Partners MidCap Value Fund............................................288
     Partners MidCap Value Fund I..........................................290
     Partners SmallCap Blend Fund..........................................299
     Partners SmallCap Growth Fund I.......................................305
     Partners SmallCap Growth Fund II......................................308
     Partners SmallCap Growth Fund III.....................................313
     Partners SmallCap Value Fund..........................................316
     Partners SmallCap Value Fund I........................................326
     Partners SmallCap Value Fund II.......................................339
     Preferred Securities Fund.............................................354
     Principal LifeTime 2010 Fund..........................................360
     Principal LifeTime 2020 Fund..........................................362
     Principal LifeTime 2030 Fund..........................................364
     Principal LifeTime 2040 Fund..........................................366
     Principal LifeTime 2050 Fund..........................................368
     Principal LifeTime Strategic Income Fund..............................370
     Real Estate Securities Fund...........................................372
     Short-Term Bond Fund..................................................374
     SmallCap Blend Fund...................................................385
     SmallCap Growth Fund..................................................391
     SmallCap S&P 600 Index Fund...........................................396
     SmallCap Value Fund...................................................407
     Ultra Short Bond Fund.................................................411
  Financial Highlights.....................................................418
Fund Directors.............................................................560
Proxy Voting Policies......................................................561
Schedules of Investments...................................................561
Board Consideration of Sub-Advisory Agreements.............................562

                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses (for all share classes except the Institutional Class). This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 to April 30, 2006), unless otherwise noted.
       Actual Expenses
       The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

       Hypothetical Example for Comparison Purposes
       The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

                                                                                                   Expenses Paid
                                                    Beginning                 Ending               During Period
                                                  Account Value            Account Value          November 1, 2005      Annualized
                                                 November 1, 2005         April 30, 2006      to April 30, 2006(a)     Expense Ratio
Based On Actual Return
--------------------------------------------
Bond & Mortgage Securities Fund

         Advisors Preferred                         $1,000.00               $1,004.30                  $5.91               1.19%
         Advisors Select                             1,000.00                1,003.40                   6.85               1.38
         Advisors Signature                          1,000.00                1,002.72                   7.35               1.48
         Class J                                     1,000.00                1,003.16                   6.56               1.32
         Institutional                               1,000.00                1,006.18                   3.08               0.62
         Preferred                                   1,000.00                1,005.84                   4.38               0.88
         Select                                      1,000.00                1,005.16                   4.97               1.00
Disciplined LargeCap Blend Fund
         Advisors Preferred                          1,000.00                1,091.71                   6.02               1.16
         Advisors Select                             1,000.00                1,090.05                   6.94               1.34
         Advisors Signature                          1,000.00                1,089.78                   7.62               1.47
         Institutional                               1,000.00                1,094.19                   3.06               0.59
         Preferred                                   1,000.00                1,093.10                   4.41               0.85
         Select                                      1,000.00                1,092.78                   5.03               0.97
Diversified International Fund
         Advisors Preferred                          1,000.00                1,298.29                   8.32               1.46
         Advisors Select                             1,000.00                1,297.23                   9.34               1.64
         Advisors Signature                          1,000.00                1,295.35                  10.07               1.77
         Class J                                     1,000.00                1,296.69                   9.11               1.60
         Institutional                               1,000.00                1,301.05                   5.13               0.90
         Preferred                                   1,000.00                1,299.96                   6.62               1.16
         Select                                      1,000.00                1,298.71                   7.24               1.27
Government & High Quality Bond Fund
         Advisors Preferred                          1,000.00                1,004.60                   5.42               1.09
         Advisors Select                             1,000.00                1,003.70                   6.26               1.26
         Advisors Signature                          1,000.00                1,003.00                   6.95               1.40
         Class J                                     1,000.00                1,003.65                   6.11               1.23
         Institutional                               1,000.00                1,007.43                   2.59               0.52
         Preferred                                   1,000.00                1,006.15                   3.83               0.77
         Select                                      1,000.00                1,005.55                   4.43               0.89

High Quality Intermediate-Term Bond Fund

         Advisors Preferred                         $1,000.00               $1,003.80                  $6.96               1.40%
         Advisors Select                             1,000.00                1,002.01                   7.84               1.58
         Advisors Signature                          1,000.00                1,000.54                   8.48               1.71
         Class J                                     1,000.00                1,002.99                   6.70               1.35
         Institutional                               1,000.00                1,005.69                   4.13               0.83
         Preferred                                   1,000.00                1,005.03                   5.42               1.09
         Select                                      1,000.00                1,004.71                   6.01               1.21
High Yield Fund
         Institutional                               1,000.00                1,047.02                   3.30               0.65
Inflation Protection Fund
         Advisors Preferred                          1,000.00                 987.66                   11.88               2.41
         Advisors Select                             1,000.00                 986.17                   12.75               2.59
         Advisors Signature                          1,000.00                 986.91                   13.30               2.70
         Class J                                     1,000.00                 991.54                    6.32               1.28
         Institutional                               1,000.00                 989.47                    8.83               1.79
         Preferred                                   1,000.00                 988.59                   10.11               2.05
         Select                                      1,000.00                 988.21                   10.70               2.17
International Emerging Markets Fund
         Advisors Preferred                          1,000.00                1,415.81                  11.50               1.92
         Advisors Select                             1,000.00                1,414.61                  12.57               2.10
         Advisors Signature                          1,000.00                1,413.60                  13.35               2.23
         Class J                                     1,000.00                1,414.86                  12.33               2.06
         Institutional                               1,000.00                1,420.40                   8.10               1.35
         Preferred                                   1,000.00                1,417.96                   9.65               1.61
         Select                                      1,000.00                1,418.51                  10.37               1.73
International Growth Fund
         Advisors Preferred                          1,000.00                1,262.64                   8.75               1.56
         Advisors Select                             1,000.00                1,261.36                   9.76               1.74
         Advisors Signature                          1,000.00                1,260.54                  10.48               1.87
         Class J                                     1,000.00                1,260.94                   9.81               1.75
         Institutional                               1,000.00                1,266.44                   5.56               0.99
         Preferred                                   1,000.00                1,264.47                   7.02               1.25
         Select                                      1,000.00                1,262.92                   7.69               1.37
LargeCap Growth Fund
         Advisors Preferred                          1,000.00                1,091.16                   5.76               1.11
         Advisors Select                             1,000.00                1,090.91                   6.69               1.29
         Advisors Signature                          1,000.00                1,090.91                   7.36               1.42
         Class J                                     1,000.00                1,089.57                   7.10               1.37
         Institutional                               1,000.00                1,095.81                   2.81               0.54
         Preferred                                   1,000.00                1,094.84                   4.16               0.80
         Select                                      1,000.00                1,092.03                   4.77               0.92
LargeCap S&P 500 Index Fund
         Advisors Preferred                          1,000.00                1,092.46                   3.74               0.72
         Advisors Select                             1,000.00                1,091.92                   4.67               0.90
         Advisors Signature                          1,000.00                1,090.79                   5.34               1.03
         Class J                                     1,000.00                1,092.08                   4.31               0.83
         Institutional                               1,000.00                1,096.29                   0.78               0.15
         Preferred                                   1,000.00                1,094.91                   2.13               0.41
         Select                                      1,000.00                1,094.16                   2.75               0.53
LargeCap Value Fund
         Advisors Preferred                          1,000.00                1,123.31                   5.37               1.02
         Advisors Select                             1,000.00                1,121.09                   6.31               1.20
         Advisors Signature                          1,000.00                1,120.63                   6.99               1.33
         Class J                                     1,000.00                1,122.02                   6.42               1.22
         Institutional                               1,000.00                1,124.95                   2.37               0.45
         Preferred                                   1,000.00                1,123.95                   3.74               0.71
         Select                                      1,000.00                1,124.22                   4.37               0.83
MidCap Blend Fund
         Advisors Preferred                          1,000.00                1,094.22                   6.28               1.21
         Advisors Select                             1,000.00                1,093.25                   7.21               1.39
         Advisors Signature                          1,000.00                1,092.24                   7.89               1.52
         Class J                                     1,000.00                1,093.36                   7.06               1.36
         Institutional                               1,000.00                1,097.48                   3.33               0.64
         Preferred                                   1,000.00                1,095.41                   4.68               0.90
         Select                                      1,000.00                1,094.80                   5.30               1.02
MidCap Growth Fund
         Advisors Preferred                          1,000.00                1,169.28                   6.56               1.22
         Advisors Select                             1,000.00                1,167.72                   7.52               1.40
         Advisors Signature                          1,000.00                1,168.28                   8.23               1.53
         Class J                                     1,000.00                1,168.07                   8.01               1.49
         Institutional                               1,000.00                1,173.08                   3.50               0.65
         Preferred                                   1,000.00                1,171.56                   4.90               0.91
         Select                                      1,000.00                1,171.07                   5.54               1.03
MidCap S&P 400 Index Fund

         Advisors Preferred                         $1,000.00               $1,148.25                  $3.84               0.72%
         Advisors Select                             1,000.00                1,147.60                   4.79               0.90
         Advisors Signature                          1,000.00                1,146.37                   5.48               1.03
         Class J                                     1,000.00                1,147.95                   4.85               0.91
         Institutional                               1,000.00                1,152.15                   0.80               0.15
         Preferred                                   1,000.00                1,150.19                   2.19               0.41
         Select                                      1,000.00                1,150.10                   2.83               0.53
MidCap Value Fund
         Advisors Preferred                          1,000.00                1,108.05                   6.38               1.22
         Advisors Select                             1,000.00                1,108.16                   7.32               1.40
         Advisors Signature                          1,000.00                1,107.30                   7.99               1.53
         Class J                                     1,000.00                1,108.80                   7.16               1.37
         Institutional                               1,000.00                1,112.19                   3.40               0.65
         Preferred                                   1,000.00                1,110.55                   4.76               0.91
         Select                                      1,000.00                1,109.24                   5.39               1.03
Money Market Fund
         Advisors Preferred                          1,000.00                1,017.33                   4.85               0.97
         Advisors Select                             1,000.00                1,016.42                   5.75               1.15
         Advisors Signature                          1,000.00                1,015.77                   6.40               1.28
         Class J                                     1,000.00                1,016.80                   5.40               1.08
         Institutional                               1,000.00                1,020.23                   2.00               0.40
         Preferred                                   1,000.00                1,018.91                   3.30               0.66
         Select                                      1,000.00                1,018.31                   3.90               0.78
Partners Global Equity Fund
         Advisors Preferred                          1,000.00                1,176.03                   8.20               1.52
         Advisors Select                             1,000.00                1,174.98                   9.17               1.70
         Advisors Signature                          1,000.00                1,174.68                   9.87               1.83
         Institutional                               1,000.00                1,179.13                   5.13               0.95
         Preferred                                   1,000.00                1,178.38                   6.54               1.21
         Select                                      1,000.00                1,177.13                   7.18               1.33
Partners International Fund
         Advisors Preferred                          1,000.00                1,222.57                   9.15               1.66
         Advisors Select                             1,000.00                1,221.71                  10.14               1.84
         Advisors Signature                          1,000.00                1,220.75                  10.85               1.97
         Institutional                               1,000.00                1,226.24                   6.02               1.09
         Preferred                                   1,000.00                1,224.84                   7.45               1.35
         Select                                      1,000.00                1,224.35                   8.11               1.47
Partners LargeCap Blend Fund
         Advisors Preferred                          1,000.00                1,092.34                   6.80               1.31
         Advisors Select                             1,000.00                1,089.87                   7.72               1.49
         Advisors Signature                          1,000.00                1,089.73                   8.39               1.62
         Class J                                     1,000.00                1,091.27                   7.41               1.43
         Institutional                               1,000.00                1,095.58                   3.84               0.74
         Preferred                                   1,000.00                1,093.23                   5.19               1.00
         Select                                      1,000.00                1,092.79                   5.81               1.12
Partners LargeCap Blend Fund I
         Advisors Preferred                          1,000.00                1,095.60                   5.30               1.02
         Advisors Select                             1,000.00                1,096.57                   6.24               1.20
         Advisors Signature                          1,000.00                1,094.26                   6.91               1.33
         Class J                                     1,000.00                1,096.26                   5.98               1.15
         Institutional                               1,000.00                1,099.52                   2.34               0.45
         Preferred                                   1,000.00                1,098.60                   3.69               0.71
         Select                                      1,000.00                1,097.59                   4.32               0.83
Partners LargeCap Growth Fund
         Advisors Preferred                          1,000.00                1,036.44                   7.93               1.57
         Advisors Select                             1,000.00                1,036.63                   8.84               1.75
         Advisors Signature                          1,000.00                1,035.30                   9.49               1.88
         Class J                                     1,000.00                1,035.89                   8.83               1.75
         Institutional                               1,000.00                1,040.43                   5.06               1.00
         Preferred                                   1,000.00                1,038.63                   6.37               1.26
         Select                                      1,000.00                1,037.90                   6.97               1.38
Partners LargeCap Growth Fund I
         Advisors Preferred                          1,000.00                1,043.50                   6.64               1.31
         Advisors Select                             1,000.00                1,041.98                   7.54               1.49
         Advisors Signature                          1,000.00                1,042.16                   8.20               1.62
         Class J                                     1,000.00                1,041.80                   7.80               1.54
         Institutional                               1,000.00                1,045.64                   3.75               0.74
         Preferred                                   1,000.00                1,044.69                   5.07               1.00
         Select                                      1,000.00                1,043.82                   5.68               1.12



Partners LargeCap Growth Fund II
         Advisors Preferred                         $1,000.00               $1,061.80                  $7.97               1.56%
         Advisors Select                             1,000.00                1,062.35                   8.90               1.74
         Advisors Signature                          1,000.00                1,060.49                   9.55               1.87
         Class J                                     1,000.00                1,061.04                   8.94               1.75
         Institutional                               1,000.00                1,065.94                   5.07               0.99
         Preferred                                   1,000.00                1,064.70                   6.40               1.25
         Select                                      1,000.00                1,063.69                   7.01               1.37
Partners LargeCap Value Fund
         Advisors Preferred                          1,000.00                1,125.75                   7.06               1.34
         Advisors Select                             1,000.00                1,124.52                   8.01               1.52
         Advisors Signature                          1,000.00                1,123.96                   8.69               1.65
         Class J                                     1,000.00                1,124.61                   7.80               1.48
         Institutional                               1,000.00                1,128.71                   4.06               0.77
         Preferred                                   1,000.00                1,127.62                   5.43               1.03
         Select                                      1,000.00                1,125.97                   6.06               1.15
Partners LargeCap Value Fund I
         Advisors Preferred                          1,000.00                1,114.72                   7.18               1.37
         Advisors Select                             1,000.00                1,112.99                   8.12               1.55
         Advisors Signature                          1,000.00                1,113.95                   8.81               1.68
         Institutional                               1,000.00                1,118.57                   4.20               0.80
         Preferred                                   1,000.00                1,116.85                   5.56               1.06
         Select                                      1,000.00                1,116.65                   6.19               1.18
Partners LargeCap Value Fund II
         Advisors Preferred                          1,000.00                1,094.26                   7.37               1.42
         Advisors Select                             1,000.00                1,092.49                   8.30               1.60
         Advisors Signature                          1,000.00                1,092.23                   8.97               1.73
         Institutional                               1,000.00                1,097.10                   4.42               0.85
         Preferred                                   1,000.00                1,095.33                   5.77               1.11
         Select                                      1,000.00                1,094.18                   6.39               1.23
Partners MidCap Growth Fund
         Advisors Preferred                          1,000.00                1,188.43                   8.52               1.57
         Advisors Select                             1,000.00                1,187.24                   9.49               1.75
         Advisors Signature                          1,000.00                1,185.08                  10.19               1.88
         Class J                                     1,000.00                1,185.52                   9.75               1.80
         Institutional                               1,000.00                1,191.39                   5.43               1.00
         Preferred                                   1,000.00                1,188.50                   6.84               1.26
         Select                                      1,000.00                1,189.28                   7.49               1.38
Partners MidCap Growth Fund I
         Advisors Preferred                          1,000.00                1,152.63                   8.38               1.57
         Advisors Select                             1,000.00                1,151.28                   9.33               1.75
         Advisors Signature                          1,000.00                1,149.98                  10.02               1.88
         Institutional                               1,000.00                1,154.82                   5.34               1.00
         Preferred                                   1,000.00                1,154.32                   6.73               1.26
         Select                                      1,000.00                1,153.12                   7.37               1.38
Partners MidCap Growth Fund II
         Advisors Preferred                          1,000.00                1,178.27                   8.48               1.57
         Advisors Select                             1,000.00                1,176.56                   9.44               1.75
         Advisors Signature                          1,000.00                1,175.79                  10.14               1.88
         Institutional                               1,000.00                1,181.26                   5.41               1.00
         Preferred                                   1,000.00                1,179.64                   6.81               1.26
         Select                                      1,000.00                1,179.04                   7.46               1.38
Partners MidCap Value Fund
         Advisors Preferred                          1,000.00                1,129.62                   8.29               1.57
         Advisors Select                             1,000.00                1,128.37                   9.24               1.75
         Advisors Signature                          1,000.00                1,128.35                   9.92               1.88
         Class J                                     1,000.00                1,128.98                   9.24               1.75
         Institutional                               1,000.00                1,132.60                   5.29               1.00
         Preferred                                   1,000.00                1,131.17                   6.66               1.26
         Select                                      1,000.00                1,130.80                   7.29               1.38
Partners MidCap Value Fund I
         Advisors Preferred                          1,000.00                1,113.97                   8.23               1.57
         Advisors Select                             1,000.00                1,113.35                   9.17               1.75
         Advisors Signature                          1,000.00                1,111.50                   9.84               1.88
         Institutional                               1,000.00                1,116.89                   5.25               1.00
         Preferred                                   1,000.00                1,115.26                   6.61               1.26
         Select                                      1,000.00                1,114.26                   7.23               1.38



Partners SmallCap Blend Fund
         Advisors Preferred                         $1,000.00               $1,138.49                  $8.32               1.57%
         Advisors Select                             1,000.00                1,138.72                   9.28               1.75
         Advisors Signature                          1,000.00                1,137.44                   9.96               1.88
         Institutional                               1,000.00                1,141.93                   5.31               1.00
         Preferred                                   1,000.00                1,141.17                   6.69               1.26
         Select                                      1,000.00                1,140.36                   7.32               1.38
Partners SmallCap Growth Fund I
         Advisors Preferred                          1,000.00                1,230.59                   9.24               1.67
         Advisors Select                             1,000.00                1,228.92                  10.22               1.85
         Advisors Signature                          1,000.00                1,227.70                  10.94               1.98
         Class J                                     1,000.00                1,228.18                  11.33               2.05
         Institutional                               1,000.00                1,233.99                   6.09               1.10
         Preferred                                   1,000.00                1,231.85                   7.53               1.36
         Select                                      1,000.00                1,233.41                   8.20               1.48
Partners SmallCap Growth Fund II
         Advisors Preferred                          1,000.00                1,199.43                   8.56               1.57
         Advisors Select                             1,000.00                1,198.17                   9.54               1.75
         Advisors Signature                          1,000.00                1,197.06                  10.24               1.88
         Class J                                     1,000.00                1,197.37                  10.57               1.94
         Institutional                               1,000.00                1,202.50                   5.46               1.00
         Preferred                                   1,000.00                1,201.35                   6.88               1.26
         Select                                      1,000.00                1,202.05                   7.53               1.38
Partners SmallCap Growth Fund III
         Advisors Preferred                          1,000.00                1,231.23                   9.24               1.67
         Advisors Select                             1,000.00                1,230.92                  10.23               1.85
         Advisors Signature                          1,000.00                1,228.61                  10.94               1.98
         Institutional                               1,000.00                1,234.00                   6.09               1.10
         Preferred                                   1,000.00                1,233.01                   7.53               1.36
         Select                                      1,000.00                1,231.53                   8.19               1.48
Partners SmallCap Value Fund
         Advisors Preferred                          1,000.00                1,138.16                   8.32               1.57
         Advisors Select                             1,000.00                1,137.01                   9.27               1.75
         Advisors Signature                          1,000.00                1,137.00                   9.96               1.88
         Class J                                     1,000.00                1,136.31                  10.33               1.95
         Institutional                               1,000.00                1,141.52                   5.31               1.00
         Preferred                                   1,000.00                1,139.71                   6.68               1.26
         Select                                      1,000.00                1,139.55                   7.32               1.38
Partners SmallCap Value Fund I
         Advisors Preferred                          1,000.00                1,170.51                   8.45               1.57
         Advisors Select                             1,000.00                1,169.45                   9.41               1.75
         Advisors Signature                          1,000.00                1,168.89                  10.11               1.88
         Institutional                               1,000.00                1,174.41                   5.39               1.00
         Preferred                                   1,000.00                1,172.20                   6.79               1.26
         Select                                      1,000.00                1,171.83                   7.43               1.38
Partners SmallCap Value Fund II
         Advisors Preferred                          1,000.00                1,188.69                   8.52               1.57
         Advisors Select                             1,000.00                1,187.60                   9.49               1.75
         Advisors Signature                          1,000.00                1,187.11                  10.19               1.88
         Institutional                               1,000.00                1,192.34                   5.44               1.00
         Preferred                                   1,000.00                1,190.44                   6.84               1.26
         Select                                      1,000.00                1,190.06                   7.49               1.38
Preferred Securities Fund
         Advisors Preferred                          1,000.00                1,000.35                   6.55               1.32
         Advisors Select                             1,000.00                 999.43                    7.34               1.48
         Advisors Signature                          1,000.00                 997.86                    8.07               1.63
         Class J                                     1,000.00                 998.02                    7.83               1.58
         Institutional                               1,000.00                1,002.23                   3.72               0.75
         Preferred                                   1,000.00                1,001.91                   5.01               1.01
         Select                                      1,000.00                1,000.34                   5.60               1.13
Principal LifeTime 2010 Fund
         Advisors Preferred                          1,000.00                1,065.69                   3.53               0.69
         Advisors Select                             1,000.00                1,064.77                   4.45               0.87
         Advisors Signature                          1,000.00                1,064.00                   5.12               1.00
         Class J                                     1,000.00                1,065.26                   3.58               0.70
         Institutional                               1,000.00                1,069.50                   0.62               0.12
         Preferred                                   1,000.00                1,067.82                   1.95               0.38
         Select                                      1,000.00                1,066.70                   2.56               0.50


Principal LifeTime 2020 Fund

         Advisors Preferred                         $1,000.00               $1,090.51                  $3.58               0.69%
         Advisors Select                             1,000.00                1,088.83                   4.51               0.87
         Advisors Signature                          1,000.00                1,088.67                   5.18               1.00
         Class J                                     1,000.00                1,090.05                   3.58               0.69
         Institutional                               1,000.00                1,093.51                   0.62               0.12
         Preferred                                   1,000.00                1,091.90                   1.97               0.38
         Select                                      1,000.00                1,091.53                   2.59               0.50
Principal LifeTime 2030 Fund
         Advisors Preferred                          1,000.00                1,104.97                   3.60               0.69
         Advisors Select                             1,000.00                1,103.42                   4.54               0.87
         Advisors Signature                          1,000.00                1,102.65                   5.21               1.00
         Class J                                     1,000.00                1,103.96                   3.86               0.74
         Institutional                               1,000.00                1,108.28                   0.63               0.12
         Preferred                                   1,000.00                1,106.38                   1.98               0.38
         Select                                      1,000.00                1,105.64                   2.61               0.50
Principal LifeTime 2040 Fund
         Advisors Preferred                          1,000.00                1,112.60                   3.61               0.69
         Advisors Select                             1,000.00                1,111.55                   4.55               0.87
         Advisors Signature                          1,000.00                1,110.78                   5.23               1.00
         Class J                                     1,000.00                1,111.64                   4.03               0.77
         Institutional                               1,000.00                1,115.45                   0.63               0.12
         Preferred                                   1,000.00                1,113.78                   1.99               0.38
         Select                                      1,000.00                1,112.90                   2.62               0.50
Principal LifeTime 2050 Fund
         Advisors Preferred                          1,000.00                1,123.77                   3.63               0.69
         Advisors Select                             1,000.00                1,122.84                   4.58               0.87
         Advisors Signature                          1,000.00                1,122.06                   5.26               1.00
         Class J                                     1,000.00                1,122.97                   4.68               0.89
         Institutional                               1,000.00                1,126.64                   0.63               0.12
         Preferred                                   1,000.00                1,125.76                   2.00               0.38
         Select                                      1,000.00                1,124.66                   2.63               0.50
Principal LifeTime Strategic Income Fund
         Advisors Preferred                          1,000.00                1,044.25                   3.50               0.69
         Advisors Select                             1,000.00                1,044.95                   4.46               0.88
         Advisors Signature                          1,000.00                1,042.54                   5.06               1.00
         Class J                                     1,000.00                1,043.57                   3.65               0.72
         Institutional                               1,000.00                1,047.24                   0.61               0.12
         Preferred                                   1,000.00                1,045.49                   1.93               0.38
         Select                                      1,000.00                1,045.24                   2.54               0.50
Real Estate Securities Fund
         Advisors Preferred                          1,000.00                1,191.70                   7.66               1.41
         Advisors Select                             1,000.00                1,190.35                   8.64               1.59
         Advisors Signature                          1,000.00                1,189.73                   9.34               1.72
         Class J                                     1,000.00                1,190.90                   8.47               1.56
         Institutional                               1,000.00                1,195.16                   4.57               0.84
         Preferred                                   1,000.00                1,194.10                   5.98               1.10
         Select                                      1,000.00                1,192.73                   6.63               1.22
Short-Term Bond Fund
         Advisors Preferred                          1,000.00                1,013.10                   6.24               1.25
         Advisors Select                             1,000.00                1,012.34                   7.13               1.43
         Advisors Signature                          1,000.00                1,011.62                   7.78               1.56
         Class J                                     1,000.00                1,012.44                   6.84               1.37
         Institutional                               1,000.00                1,016.08                   3.40               0.68
         Preferred                                   1,000.00                1,013.79                   4.69               0.94
         Select                                      1,000.00                1,013.27                   5.29               1.06
SmallCap Blend Fund
         Advisors Preferred                          1,000.00                1,178.65                   7.13               1.32
         Advisors Select                             1,000.00                1,178.60                   8.10               1.50
         Advisors Signature                          1,000.00                1,177.66                   8.80               1.63
         Class J                                     1,000.00                1,178.63                   7.83               1.45
         Institutional                               1,000.00                1,182.49                   4.06               0.75
         Preferred                                   1,000.00                1,181.16                   5.46               1.01
         Select                                      1,000.00                1,186.28                   6.13               1.13
SmallCap Growth Fund
         Advisors Preferred                          1,000.00                1,199.72                   7.20               1.32
         Advisors Select                             1,000.00                1,198.73                   8.18               1.50
         Advisors Signature                          1,000.00                1,196.93                   8.88               1.63
         Class J                                     1,000.00                1,197.62                   8.45               1.55
         Institutional                               1,000.00                1,202.77                   4.10               0.75
         Preferred                                   1,000.00                1,201.24                   5.51               1.01
         Select                                      1,000.00                1,199.29                   6.16               1.13
SmallCap S&P 600 Index Fund
         Advisors Preferred                         $1,000.00               $1,164.93                  $3.86               0.72%
         Advisors Select                             1,000.00                1,164.16                   4.83               0.90
         Advisors Signature                          1,000.00                1,163.30                   5.52               1.03
         Class J                                     1,000.00                1,164.08                   4.88               0.91
         Institutional                               1,000.00                1,168.25                   0.81               0.15
         Preferred                                   1,000.00                1,166.66                   2.20               0.41
         Select                                      1,000.00                1,166.16                   2.85               0.53
SmallCap Value Fund
         Advisors Preferred                          1,000.00                1,165.16                   7.09               1.32
         Advisors Select                             1,000.00                1,163.93                   8.05               1.50
         Advisors Signature                          1,000.00                1,163.53                   8.74               1.63
         Class J                                     1,000.00                1,164.78                   8.00               1.49
         Institutional                               1,000.00                1,169.00                   4.03               0.75
         Preferred                                   1,000.00                1,166.90                   5.43               1.01
         Select                                      1,000.00                1,166.22                   6.07               1.13
Ultra Short Bond Fund
         Advisors Preferred                          1,000.00                1,024.17                   4.87               0.97
         Advisors Select                             1,000.00                1,020.21                   5.76               1.15
         Advisors Signature                          1,000.00                1,019.55                   6.41               1.28
         Class J                                     1,000.00                1,020.03                   5.96               1.19
         Institutional                               1,000.00                1,022.75                   2.01               0.40
         Preferred                                   1,000.00                1,022.68                   3.31               0.66
         Select                                      1,000.00                1,022.10                   3.91               0.78

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                                                                                   Expenses Paid
                                                    Beginning                 Ending               During Period
                                                  Account Value            Account Value          November 1, 2005      Annualized
                                                 November 1, 2005         April 30, 2006      to April 30, 2006(a)     Expense Ratio
Based On Assumed 5% Return
Bond & Mortgage Securities Fund

     Advisors Preferred                             $1,000.00               $1,018.89                  $5.96               1.19%
     Advisors Select                                 1,000.00                1,017.95                   6.90               1.38
     Advisors Signature                              1,000.00                1,017.46                   7.40               1.48
     Class J                                         1,000.00                1,018.25                   6.61               1.32
     Institutional                                   1,000.00                1,021.72                   3.11               0.62
     Preferred                                       1,000.00                1,020.43                   4.41               0.88
     Select                                          1,000.00                1,019.84                   5.01               1.00
Disciplined LargeCap Blend Fund
     Advisors Preferred                              1,000.00                1,019.04                   5.81               1.16
     Advisors Select                                 1,000.00                1,018.15                   6.71               1.34
     Advisors Signature                              1,000.00                1,017.50                   7.35               1.47
     Institutional                                   1,000.00                1,021.87                   2.96               0.59
     Preferred                                       1,000.00                1,020.58                   4.26               0.85
     Select                                          1,000.00                1,019.98                   4.86               0.97
Diversified International Fund
     Advisors Preferred                              1,000.00                1,017.55                   7.30               1.46
     Advisors Select                                 1,000.00                1,016.66                   8.20               1.64
     Advisors Signature                              1,000.00                1,016.02                   8.85               1.77
     Class J                                         1,000.00                1,016.86                   8.00               1.60
     Institutional                                   1,000.00                1,020.33                   4.51               0.90
     Preferred                                       1,000.00                1,019.04                   5.81               1.16
     Select                                          1,000.00                1,018.50                   6.36               1.27
Government & High Quality Bond Fund
     Advisors Preferred                              1,000.00                1,019.39                   5.46               1.09
     Advisors Select                                 1,000.00                1,018.55                   6.31               1.26
     Advisors Signature                              1,000.00                1,017.85                   7.00               1.40
     Class J                                         1,000.00                1,018.70                   6.16               1.23
     Institutional                                   1,000.00                1,022.22                   2.61               0.52
     Preferred                                       1,000.00                1,020.98                   3.86               0.77
     Select                                          1,000.00                1,020.38                   4.46               0.89
High Quality Intermediate-Term Bond Fund
     Advisors Preferred                              1,000.00                1,017.85                   7.00               1.40
     Advisors Select                                 1,000.00                1,016.96                   7.90               1.58
     Advisors Signature                              1,000.00                1,016.31                   8.55               1.71
     Class J                                         1,000.00                1,018.10                   6.76               1.35
     Institutional                                   1,000.00                1,020.68                   4.16               0.83
     Preferred                                       1,000.00                1,019.39                   5.46               1.09
     Select                                          1,000.00                1,018.79                   6.06               1.21
High Yield Fund
     Institutional                                   1,000.00                1,021.57                   3.26               0.65
Inflation Protection Fund

     Advisors Preferred                              1,000.00                1,012.84                  12.03               2.41

     Advisors Select                                 1,000.00                1,011.95                  12.92               2.59

     Advisors Signature                              1,000.00                1,011.41                  13.47               2.70
     Class J                                         1,000.00                1,018.45                   6.41               1.28
     Institutional                                   1,000.00                1,015.92                   8.95               1.79

     Preferred                                       1,000.00                1,014.63                  10.24               2.05

     Select                                          1,000.00                1,014.03                  10.84               2.17
International Emerging Markets Fund
     Advisors Preferred                              1,000.00                1,015.27                   9.59               1.92

     Advisors Select                                 1,000.00                1,014.38                  10.49               2.10

     Advisors Signature                              1,000.00                1,013.74                  11.13               2.23

     Class J                                         1,000.00                1,014.58                  10.29               2.06
     Institutional                                   1,000.00                1,018.10                   6.76               1.35
     Preferred                                       1,000.00                1,016.81                   8.05               1.61
     Select                                          1,000.00                1,016.22                   8.65               1.73
International Growth Fund
     Advisors Preferred                              1,000.00                1,017.06                   7.80               1.56
     Advisors Select                                 1,000.00                1,016.17                   8.70               1.74
     Advisors Signature                              1,000.00                1,015.52                   9.35               1.87
     Class J                                         1,000.00                1,016.12                   8.75               1.75
     Institutional                                   1,000.00                1,019.89                   4.96               0.99
     Preferred                                       1,000.00                1,018.60                   6.26               1.25
     Select                                          1,000.00                1,018.00                   6.85               1.37
LargeCap Growth Fund
     Advisors Preferred                              1,000.00                1,019.29                   5.56               1.11
     Advisors Select                                 1,000.00                1,018.40                   6.46               1.29
     Advisors Signature                              1,000.00                1,017.75                   7.10               1.42
     Class J                                         1,000.00                1,018.00                   6.85               1.37
     Institutional                                   1,000.00                1,022.12                   2.71               0.54
     Preferred                                       1,000.00                1,020.83                   4.01               0.80
     Select                                          1,000.00                1,020.23                   4.61               0.92
LargeCap S&P 500 Index Fund

     Advisors Preferred                             $1,000.00               $1,021.22                  $3.61               0.72%
     Advisors Select                                 1,000.00                1,020.33                   4.51               0.90
     Advisors Signature                              1,000.00                1,019.69                   5.16               1.03
     Class J                                         1,000.00                1,020.68                   4.16               0.83
     Institutional                                   1,000.00                1,024.05                   0.75               0.15
     Preferred                                       1,000.00                1,022.76                   2.06               0.41
     Select                                          1,000.00                1,022.17                   2.66               0.53
LargeCap Value Fund
     Advisors Preferred                              1,000.00                1,019.74                   5.11               1.02
     Advisors Select                                 1,000.00                1,018.84                   6.01               1.20
     Advisors Signature                              1,000.00                1,018.20                   6.66               1.33
     Class J                                         1,000.00                1,018.74                   6.11               1.22
     Institutional                                   1,000.00                1,022.56                   2.26               0.45
     Preferred                                       1,000.00                1,021.27                   3.56               0.71
     Select                                          1,000.00                1,020.68                   4.16               0.83
MidCap Blend Fund
     Advisors Preferred                              1,000.00                1,018.79                   6.06               1.21
     Advisors Select                                 1,000.00                1,017.90                   6.95               1.39
     Advisors Signature                              1,000.00                1,017.26                   7.60               1.52
     Class J                                         1,000.00                1,018.05                   6.80               1.36
     Institutional                                   1,000.00                1,021.62                   3.21               0.64
     Preferred                                       1,000.00                1,020.33                   4.51               0.90
     Select                                          1,000.00                1,019.74                   5.11               1.02
MidCap Growth Fund
     Advisors Preferred                              1,000.00                1,018.74                   6.11               1.22
     Advisors Select                                 1,000.00                1,017.85                   7.00               1.40
     Advisors Signature                              1,000.00                1,017.21                   7.65               1.53
     Class J                                         1,000.00                1,017.41                   7.45               1.49
     Institutional                                   1,000.00                1,021.57                   3.26               0.65
     Preferred                                       1,000.00                1,020.28                   4.56               0.91
     Select                                          1,000.00                1,019.69                   5.16               1.03
MidCap S&P 400 Index Fund
     Advisors Preferred                              1,000.00                1,021.22                   3.61               0.72
     Advisors Select                                 1,000.00                1,020.33                   4.51               0.90
     Advisors Signature                              1,000.00                1,019.69                   5.16               1.03
     Class J                                         1,000.00                1,020.28                   4.56               0.91
     Institutional                                   1,000.00                1,024.05                   0.75               0.15
     Preferred                                       1,000.00                1,022.76                   2.06               0.41
     Select                                          1,000.00                1,022.17                   2.66               0.53
MidCap Value Fund
     Advisors Preferred                              1,000.00                1,018.74                   6.11               1.22
     Advisors Select                                 1,000.00                1,017.85                   7.00               1.40
     Advisors Signature                              1,000.00                1,017.21                   7.65               1.53
     Class J                                         1,000.00                1,018.00                   6.85               1.37
     Institutional                                   1,000.00                1,021.57                   3.26               0.65
     Preferred                                       1,000.00                1,020.28                   4.56               0.91
     Select                                          1,000.00                1,019.69                   5.16               1.03
Money Market Fund
     Advisors Preferred                              1,000.00                1,019.98                   4.86               0.97
     Advisors Select                                 1,000.00                1,019.09                   5.76               1.15
     Advisors Signature                              1,000.00                1,018.45                   6.41               1.28
     Class J                                         1,000.00                1,019.44                   5.41               1.08
     Institutional                                   1,000.00                1,022.81                   2.01               0.40
     Preferred                                       1,000.00                1,021.52                   3.31               0.66
     Select                                          1,000.00                1,020.93                   3.91               0.78
Partners Global Equity Fund
     Advisors Preferred                              1,000.00                1,017.26                   7.60               1.52
     Advisors Select                                 1,000.00                1,016.36                   8.50               1.70
     Advisors Signature                              1,000.00                1,015.72                   9.15               1.83
     Institutional                                   1,000.00                1,020.08                   4.76               0.95
     Preferred                                       1,000.00                1,018.79                   6.06               1.21
     Select                                          1,000.00                1,018.20                   6.66               1.33
Partners International Fund
     Advisors Preferred                              1,000.00                1,016.56                   8.30               1.66
     Advisors Select                                 1,000.00                1,015.67                   9.20               1.84
     Advisors Signature                              1,000.00                1,015.03                   9.84               1.97
     Institutional                                   1,000.00                1,019.39                   5.46               1.09
     Preferred                                       1,000.00                1,018.10                   6.76               1.35
     Select                                          1,000.00                1,017.50                   7.35               1.47



Partners LargeCap Blend Fund

     Advisors Preferred                             $1,000.00               $1,018.30                  $6.56               1.31%
     Advisors Select                                 1,000.00                1,017.41                   7.45               1.49
     Advisors Signature                              1,000.00                1,016.76                   8.10               1.62
     Class J                                         1,000.00                1,017.70                   7.15               1.43
     Institutional                                   1,000.00                1,021.12                   3.71               0.74
     Preferred                                       1,000.00                1,019.84                   5.01               1.00
     Select                                          1,000.00                1,019.24                   5.61               1.12
Partners LargeCap Blend Fund I
     Advisors Preferred                              1,000.00                1,019.74                   5.11               1.02
     Advisors Select                                 1,000.00                1,018.84                   6.01               1.20
     Advisors Signature                              1,000.00                1,018.20                   6.66               1.33
     Class J                                         1,000.00                1,019.09                   5.76               1.15
     Institutional                                   1,000.00                1,022.56                   2.26               0.45
     Preferred                                       1,000.00                1,021.27                   3.56               0.71
     Select                                          1,000.00                1,020.68                   4.16               0.83
Partners LargeCap Growth Fund
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Class J                                         1,000.00                1,016.12                   8.75               1.75
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners LargeCap Growth Fund I
     Advisors Preferred                              1,000.00                1,018.30                   6.56               1.31
     Advisors Select                                 1,000.00                1,017.41                   7.45               1.49
     Advisors Signature                              1,000.00                1,016.76                   8.10               1.62
     Class J                                         1,000.00                1,017.16                   7.70               1.54
     Institutional                                   1,000.00                1,021.12                   3.71               0.74
     Preferred                                       1,000.00                1,019.84                   5.01               1.00
     Select                                          1,000.00                1,019.24                   5.61               1.12
Partners LargeCap Growth Fund II
     Advisors Preferred                              1,000.00                1,017.06                   7.80               1.56
     Advisors Select                                 1,000.00                1,016.17                   8.70               1.74
     Advisors Signature                              1,000.00                1,015.52                   9.35               1.87
     Class J                                         1,000.00                1,016.12                   8.75               1.75
     Institutional                                   1,000.00                1,019.89                   4.96               0.99
     Preferred                                       1,000.00                1,018.60                   6.26               1.25
     Select                                          1,000.00                1,018.00                   6.85               1.37
Partners LargeCap Value Fund
     Advisors Preferred                              1,000.00                1,018.15                   6.71               1.34
     Advisors Select                                 1,000.00                1,017.26                   7.60               1.52
     Advisors Signature                              1,000.00                1,016.61                   8.25               1.65
     Class J                                         1,000.00                1,017.46                   7.40               1.48
     Institutional                                   1,000.00                1,020.98                   3.86               0.77
     Preferred                                       1,000.00                1,019.69                   5.16               1.03
     Select                                          1,000.00                1,019.09                   5.76               1.15
Partners LargeCap Value Fund I
     Advisors Preferred                              1,000.00                1,018.00                   6.85               1.37
     Advisors Select                                 1,000.00                1,017.11                   7.75               1.55
     Advisors Signature                              1,000.00                1,016.46                   8.40               1.68
     Institutional                                   1,000.00                1,020.83                   4.01               0.80
     Preferred                                       1,000.00                1,019.54                   5.31               1.06
     Select                                          1,000.00                1,018.94                   5.91               1.18
Partners LargeCap Value Fund II
     Advisors Preferred                              1,000.00                1,017.75                   7.10               1.42
     Advisors Select                                 1,000.00                1,016.86                   8.00               1.60
     Advisors Signature                              1,000.00                1,016.22                   8.65               1.73
     Institutional                                   1,000.00                1,020.58                   4.26               0.85
     Preferred                                       1,000.00                1,019.29                   5.56               1.11
     Select                                          1,000.00                1,018.70                   6.16               1.23
Partners MidCap Growth Fund
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Class J                                         1,000.00                1,015.87                   9.00               1.80
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners MidCap Growth Fund I

     Advisors Preferred                             $1,000.00               $1,017.01                  $7.85               1.57%
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners MidCap Growth Fund II
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners MidCap Value Fund
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Class J                                         1,000.00                1,016.12                   8.75               1.75
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners MidCap Value Fund I
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners SmallCap Blend Fund
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners SmallCap Growth Fund I
     Advisors Preferred                              1,000.00                1,016.51                   8.35               1.67
     Advisors Select                                 1,000.00                1,015.62                   9.25               1.85
     Advisors Signature                              1,000.00                1,014.98                   9.89               1.98

     Class J                                         1,000.00                1,014.63                  10.24               2.05
     Institutional                                   1,000.00                1,019.34                   5.51               1.10
     Preferred                                       1,000.00                1,018.05                   6.80               1.36
     Select                                          1,000.00                1,017.46                   7.40               1.48
Partners SmallCap Growth Fund II
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Class J                                         1,000.00                1,015.17                   9.69               1.94
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners SmallCap Growth Fund III
     Advisors Preferred                              1,000.00                1,016.51                   8.35               1.67
     Advisors Select                                 1,000.00                1,015.62                   9.25               1.85
     Advisors Signature                              1,000.00                1,014.98                   9.89               1.98
     Institutional                                   1,000.00                1,019.34                   5.51               1.10
     Preferred                                       1,000.00                1,018.05                   6.80               1.36
     Select                                          1,000.00                1,017.46                   7.40               1.48
Partners SmallCap Value Fund
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Class J                                         1,000.00                1,015.12                   9.74               1.95
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners SmallCap Value Fund I
     Advisors Preferred                              1,000.00                1,017.01                   7.85               1.57
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Partners SmallCap Value Fund II

     Advisors Preferred                             $1,000.00               $1,017.01                  $7.85               1.57%
     Advisors Select                                 1,000.00                1,016.12                   8.75               1.75
     Advisors Signature                              1,000.00                1,015.47                   9.39               1.88
     Institutional                                   1,000.00                1,019.84                   5.01               1.00
     Preferred                                       1,000.00                1,018.55                   6.31               1.26
     Select                                          1,000.00                1,017.95                   6.90               1.38
Preferred Securities Fund
     Advisors Preferred                              1,000.00                1,018.25                   6.61               1.32
     Advisors Select                                 1,000.00                1,017.46                   7.40               1.48
     Advisors Signature                              1,000.00                1,016.71                   8.15               1.63
     Class J                                         1,000.00                1,016.96                   7.90               1.58
     Institutional                                   1,000.00                1,021.08                   3.76               0.75
     Preferred                                       1,000.00                1,019.79                   5.06               1.01
     Select                                          1,000.00                1,019.19                   5.66               1.13
Principal LifeTime 2010 Fund
     Advisors Preferred                              1,000.00                1,021.37                   3.46               0.69
     Advisors Select                                 1,000.00                1,020.48                   4.36               0.87
     Advisors Signature                              1,000.00                1,019.84                   5.01               1.00
     Class J                                         1,000.00                1,021.32                   3.51               0.70
     Institutional                                   1,000.00                1,024.20                   0.60               0.12
     Preferred                                       1,000.00                1,022.91                   1.91               0.38
     Select                                          1,000.00                1,022.32                   2.51               0.50
Principal LifeTime 2020 Fund
     Advisors Preferred                              1,000.00                1,021.37                   3.46               0.69
     Advisors Select                                 1,000.00                1,020.48                   4.36               0.87
     Advisors Signature                              1,000.00                1,019.84                   5.01               1.00
     Class J                                         1,000.00                1,021.37                   3.46               0.69
     Institutional                                   1,000.00                1,024.20                   0.60               0.12
     Preferred                                       1,000.00                1,022.91                   1.91               0.38
     Select                                          1,000.00                1,022.32                   2.51               0.50
Principal LifeTime 2030 Fund
     Advisors Preferred                              1,000.00                1,021.37                   3.46               0.69
     Advisors Select                                 1,000.00                1,020.48                   4.36               0.87
     Advisors Signature                              1,000.00                1,019.84                   5.01               1.00
     Class J                                         1,000.00                1,021.12                   3.71               0.74
     Institutional                                   1,000.00                1,024.20                   0.60               0.12
     Preferred                                       1,000.00                1,022.91                   1.91               0.38
     Select                                          1,000.00                1,022.32                   2.51               0.50
Principal LifeTime 2040 Fund
     Advisors Preferred                              1,000.00                1,021.37                   3.46               0.69
     Advisors Select                                 1,000.00                1,020.48                   4.36               0.87
     Advisors Signature                              1,000.00                1,019.84                   5.01               1.00
     Class J                                         1,000.00                1,020.98                   3.86               0.77
     Institutional                                   1,000.00                1,024.20                   0.60               0.12
     Preferred                                       1,000.00                1,022.91                   1.91               0.38
     Select                                          1,000.00                1,022.32                   2.51               0.50
Principal LifeTime 2050 Fund
     Advisors Preferred                              1,000.00                1,021.37                   3.46               0.69
     Advisors Select                                 1,000.00                1,020.48                   4.36               0.87
     Advisors Signature                              1,000.00                1,019.84                   5.01               1.00
     Class J                                         1,000.00                1,020.38                   4.46               0.89
     Institutional                                   1,000.00                1,024.20                   0.60               0.12
     Preferred                                       1,000.00                1,022.91                   1.91               0.38
     Select                                          1,000.00                1,022.32                   2.51               0.50
Principal LifeTime Strategic Income Fund
     Advisors Preferred                              1,000.00                1,021.37                   3.46               0.69
     Advisors Select                                 1,000.00                1,020.43                   4.41               0.88
     Advisors Signature                              1,000.00                1,019.84                   5.01               1.00
     Class J                                         1,000.00                1,021.22                   3.61               0.72
     Institutional                                   1,000.00                1,024.20                   0.60               0.12
     Preferred                                       1,000.00                1,022.91                   1.91               0.38
     Select                                          1,000.00                1,022.32                   2.51               0.50
Real Estate Securities Fund
     Advisors Preferred                              1,000.00                1,017.80                   7.05               1.41
     Advisors Select                                 1,000.00                1,016.91                   7.95               1.59
     Advisors Signature                              1,000.00                1,016.27                   8.60               1.72
     Class J                                         1,000.00                1,017.06                   7.80               1.56
     Institutional                                   1,000.00                1,020.63                   4.21               0.84
     Preferred                                       1,000.00                1,019.34                   5.51               1.10
     Select                                          1,000.00                1,018.74                   6.11               1.22
Short-Term Bond Fund
     Advisors Preferred                             $1,000.00               $1,018.60                  $6.26               1.25%
     Advisors Select                                 1,000.00                1,017.70                   7.15               1.43
     Advisors Signature                              1,000.00                1,017.06                   7.80               1.56
     Class J                                         1,000.00                1,018.00                   6.85               1.37
     Institutional                                   1,000.00                1,021.42                   3.41               0.68
     Preferred                                       1,000.00                1,020.13                   4.71               0.94
     Select                                          1,000.00                1,019.54                   5.31               1.06
SmallCap Blend Fund
     Advisors Preferred                              1,000.00                1,018.25                   6.61               1.32
     Advisors Select                                 1,000.00                1,017.36                   7.50               1.50
     Advisors Signature                              1,000.00                1,016.71                   8.15               1.63
     Class J                                         1,000.00                1,017.60                   7.25               1.45
     Institutional                                   1,000.00                1,021.08                   3.76               0.75
     Preferred                                       1,000.00                1,019.79                   5.06               1.01
     Select                                          1,000.00                1,019.19                   5.66               1.13
SmallCap Growth Fund
     Advisors Preferred                              1,000.00                1,018.25                   6.61               1.32
     Advisors Select                                 1,000.00                1,017.36                   7.50               1.50
     Advisors Signature                              1,000.00                1,016.71                   8.15               1.63
     Class J                                         1,000.00                1,017.11                   7.75               1.55
     Institutional                                   1,000.00                1,021.08                   3.76               0.75
     Preferred                                       1,000.00                1,019.79                   5.06               1.01
     Select                                          1,000.00                1,019.19                   5.66               1.13
SmallCap S&P 600 Index Fund
     Advisors Preferred                              1,000.00                1,021.22                   3.61               0.72
     Advisors Select                                 1,000.00                1,020.33                   4.51               0.90
     Advisors Signature                              1,000.00                1,019.69                   5.16               1.03
     Class J                                         1,000.00                1,020.28                   4.56               0.91
     Institutional                                   1,000.00                1,024.05                   0.75               0.15
     Preferred                                       1,000.00                1,022.76                   2.06               0.41
     Select                                          1,000.00                1,022.17                   2.66               0.53
SmallCap Value Fund
     Advisors Preferred                              1,000.00                1,018.25                   6.61               1.32
     Advisors Select                                 1,000.00                1,017.36                   7.50               1.50
     Advisors Signature                              1,000.00                1,016.71                   8.15               1.63
     Class J                                         1,000.00                1,017.41                   7.45               1.49
     Institutional                                   1,000.00                1,021.08                   3.76               0.75
     Preferred                                       1,000.00                1,019.79                   5.06               1.01
     Select                                          1,000.00                1,019.19                   5.66               1.13
Ultra Short Bond Fund
     Advisors Preferred                              1,000.00                1,019.98                   4.86               0.97
     Advisors Select                                 1,000.00                1,019.09                   5.76               1.15
     Advisors Signature                              1,000.00                1,018.45                   6.41               1.28
     Class J                                         1,000.00                1,018.89                   5.96               1.19
     Institutional                                   1,000.00                1,022.81                   2.01               0.40
     Preferred                                       1,000.00                1,021.52                   3.31               0.66
     Select                                          1,000.00                1,020.93                   3.91               0.78


(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                            Bond & Mortgage       Disciplined        Diversified
                                                                            Securities Fund   LargeCap Blend Fund International Fund
Investment in securities--at cost.........................................   $ 2,494,590,900       $ 932,857,502      $ 574,759,762
Foreign currency--at cost.................................................              $  -                $  -          $ 483,288

Assets                                                                     ------------------
Investment in securities--at value  ...................................... $ 2,464,100,621(a)  $ 1,000,679,990(a)   $ 734,597,191(a)
Foreign currency--at value................................................                 -                   -            483,303
Cash......................................................................         4,576,197             183,203                  -
Receivables:
     Capital Shares sold..................................................         8,739,085           2,484,267          1,066,505
     Dividends and interest...............................................        16,117,514             778,181          2,249,424
     Expense reimbursement from Manager...................................             4,006                   -                  -
     Investment securities sold...........................................         2,356,367                   -          3,710,203
     Variation margin on futures contracts................................            19,610                   -                  -
Other assets..............................................................             7,089               4,780              4,747
Prepaid expenses..........................................................                 -               2,694                  -
                                                            Total Assets       2,495,920,489       1,004,133,115        742,111,373
Liabilities
Accrued management and investment advisory fees...........................           146,047              87,452            106,891
Accrued administrative service fees.......................................             4,224                 202              2,365
Accrued distribution fees.................................................            32,632               5,946             34,682
Accrued service fees......................................................             5,254                 237              2,883
Accrued transfer and administrative fees..................................           120,833              36,002            135,342
Accrued other expenses....................................................            20,365                   -              8,926
Cash overdraft............................................................                 -                   -            133,196
Payables:
     Capital Shares reacquired............................................             7,982              12,086             81,436
     Deferred foreign tax.................................................                 -                   -             66,960
     Dividends payable....................................................         5,641,367                   -                  -
     Investment securities purchased......................................       542,331,009          36,140,294          2,064,895
     Unrealized loss on swap agreements...................................           247,319                   -                  -
Collateral obligation on securities loaned, at value......................       252,530,000          63,272,000          9,748,000
                                                       Total Liabilities         801,087,032          99,554,219         12,385,576
Net Assets Applicable to Outstanding Shares...............................   $ 1,694,833,457       $ 904,578,896      $ 729,725,797
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 1,745,617,740       $ 816,151,931      $ 536,673,459
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................          (330,088)          2,915,408            (74,455)
Accumulated undistributed (overdistributed) net realized gain (loss)......       (19,736,207)         17,669,544         33,302,436
Net unrealized appreciation (depreciation) of investments.................       (30,717,988)         67,842,013        159,770,469
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   -             53,888
                                                        Total Net Assets     $ 1,694,833,457       $ 904,578,896      $ 729,725,797
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       568,000,000         380,000,000        605,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 38,666,662           $ 940,391       $ 34,715,246
     Shares Issued and Outstanding........................................         3,710,130              61,555          2,446,613
     Net Asset Value per share............................................           $ 10.42             $ 15.28            $ 14.19
Advisors Select: Net Assets...............................................      $ 40,337,969         $ 1,614,501       $ 16,999,367
     Shares Issued and Outstanding........................................         3,880,120             105,997          1,205,578
     Net Asset Value per share............................................           $ 10.40             $ 15.23            $ 14.10
Advisors Signature: Net Assets............................................       $ 3,186,566           $ 223,485        $ 2,278,936
     Shares Issued and Outstanding........................................           304,674              14,596            160,804
     Net Asset Value per share............................................           $ 10.46             $ 15.31            $ 14.17
Class A: Net Assets.......................................................     $ 169,793,704        $ 94,733,000      $ 367,161,855
     Shares Issued and Outstanding........................................        16,210,750           6,153,489         25,769,895
     Net Asset Value per share............................................           $ 10.47             $ 15.40            $ 14.25
     Maximum Offering Price...............................................         $ 10.99(b)          $ 16.34(c)         $ 15.12(c)
Class B: Net Assets.......................................................      $ 26,112,695        $ 13,987,135       $ 51,433,221
     Shares Issued and Outstanding........................................         2,493,147             911,061          3,618,136
     Net Asset Value per share............................................        $ 10.47(d)          $ 15.35(d)         $ 14.22 (d)
Class J: Net Assets.......................................................     $ 221,818,846                 N/A      $ 166,678,290
     Shares Issued and Outstanding........................................        21,105,507                             11,802,290
     Net Asset Value per share............................................        $ 10.51 (d)                            $ 14.12 (d)
Institutional: Net Assets.................................................   $ 1,098,276,539       $ 787,645,967       $ 44,550,024
     Shares Issued and Outstanding........................................       104,957,888          51,209,618          3,130,147
     Net Asset Value per share............................................           $ 10.46             $ 15.38            $ 14.23
Preferred: Net Assets.....................................................      $ 81,739,300           $ 664,001       $ 38,425,931
     Shares Issued and Outstanding........................................         7,835,358              43,278          2,700,442
     Net Asset Value per share............................................           $ 10.43             $ 15.34            $ 14.23
Select: Net Assets........................................................      $ 14,901,176         $ 4,770,416        $ 7,482,927
     Shares Issued and Outstanding........................................         1,411,379             311,457            521,312
     Net Asset Value per share............................................           $ 10.56             $ 15.32            $ 14.35

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(d)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                              Government &       High Quality
                                                                           High Quality Bond   Intermediate Term
                                                                                  Fund             Bond Fund       High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 573,158,651       $ 189,154,727       $ 89,699,444
Assets
Investment in securities--at value  ......................................   $ 563,871,438(a)    $ 186,735,634(a)    $ 89,553,539(a)
Cash......................................................................            25,606           3,671,859          7,036,311
Receivables:
     Capital Shares sold..................................................           918,522             335,255             23,338
     Dividends and interest...............................................         2,354,869           1,153,733          1,628,536
     Expense reimbursement from Manager...................................                 -               1,380                  -
     Investment securities sold...........................................           256,067             458,683            907,375
     Unrealized gain on swap agreements...................................           322,295                   -                  -
     Variation margin on futures contracts................................            19,531                   -                  -
Other assets..............................................................            18,964                   -                  -
Prepaid expenses..........................................................             3,373                   -                  -
                                                            Total Assets         567,790,665         192,356,544         99,149,099
Liabilities
Accrued management and investment advisory fees...........................            26,356               8,207              9,104
Accrued administrative service fees.......................................               718               1,853                  -
Accrued distribution fees.................................................            24,367               5,127                  -
Accrued service fees......................................................               888               2,235                  -
Accrued transfer and administrative fees..................................            87,628              19,015                  -
Accrued other expenses....................................................                 -               9,204                  -
Payables:
     Capital Shares reacquired............................................           269,027              14,406                  -
     Dividends payable....................................................         1,301,435                   -                  -
     Investment securities purchased......................................        91,090,231          38,798,856          1,584,500
     Reverse repurchase agreements........................................        13,167,456          11,147,162                  -
     Unrealized loss on swap agreements...................................            22,269              15,331                  -
     Variation margin on futures contracts ...............................            42,188                   -                  -
Collateral obligation on securities loaned, at value......................        60,912,000          17,061,000         12,223,000
                                                       Total Liabilities         166,944,563          67,082,396         13,816,604
Net Assets Applicable to Outstanding Shares...............................     $ 400,846,102       $ 125,274,148       $ 85,332,495
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 421,111,849       $ 126,527,702       $ 83,623,061
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................            (2,856)          1,630,002          1,892,464
Accumulated undistributed (overdistributed) net realized gain (loss)......       (11,402,564)           (449,132)           (37,125)
Net unrealized appreciation (depreciation) of investments.................        (8,860,327)         (2,434,424)          (145,905)
                                                        Total Net Assets       $ 400,846,102       $ 125,274,148       $ 85,332,495
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         610,000,000         25,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 7,371,407        $ 46,113,123                N/A
     Shares Issued and Outstanding........................................           743,173           4,478,952
     Net Asset Value per share............................................             $ 9.92             $ 10.30
Advisors Select: Net Assets...............................................       $ 7,703,956         $ 4,492,599                N/A
     Shares Issued and Outstanding........................................           776,779             437,030
     Net Asset Value per share............................................             $ 9.92             $ 10.28
Advisors Signature: Net Assets............................................         $ 508,165           $ 471,919                N/A
     Shares Issued and Outstanding........................................            50,994              45,489
     Net Asset Value per share............................................             $ 9.97             $ 10.37
Class A: Net Assets.......................................................     $ 224,863,466                 N/A                N/A
     Shares Issued and Outstanding........................................        22,554,038
     Net Asset Value per share............................................             $ 9.97
     Maximum Offering Price...............................................         $ 10.47(b)
Class B: Net Assets.......................................................      $ 41,566,739                 N/A                N/A
     Shares Issued and Outstanding........................................         4,167,460
     Net Asset Value per share............................................          $ 9.97(c)
Class J: Net Assets.......................................................     $ 104,896,112        $ 36,248,777                N/A
     Shares Issued and Outstanding........................................        10,495,559           3,498,708
     Net Asset Value per share............................................          $ 9.99(c)          $ 10.36(c)
Institutional: Net Assets.................................................           $ 9,720         $ 7,432,891       $ 85,332,495
     Shares Issued and Outstanding........................................               976             715,144          8,314,510
     Net Asset Value per share............................................             $ 9.96             $ 10.39            $ 10.26
Preferred: Net Assets.....................................................      $ 11,909,394        $ 29,411,959                N/A
     Shares Issued and Outstanding........................................         1,198,003           2,851,275
     Net Asset Value per share............................................             $ 9.94             $ 10.32
Select: Net Assets........................................................       $ 2,017,143         $ 1,102,880                N/A
     Shares Issued and Outstanding........................................           202,930             107,067
     Net Asset Value per share............................................             $ 9.94             $ 10.30

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                                 International
                                                                               Inflation       Emerging Markets     International
                                                                            Protection Fund          Fund            Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 135,508,033       $ 208,434,326      $ 854,412,540
Foreign currency--at cost.................................................              $  -         $ 2,163,624               $  -

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 132,330,186(a)    $ 262,600,482(a) $ 1,069,089,434(a)
Foreign currency--at value................................................                 -           2,164,403                  -
Cash......................................................................            52,507                   -             56,250
Receivables:
     Capital Shares sold..................................................           334,567             872,432          2,189,271
     Dividends and interest...............................................           730,411             749,387          2,818,942
     Expense reimbursement from Manager...................................             2,953                   -                  -
     Investment securities sold...........................................                 -           2,245,727                  -
     Unrealized gain on swap agreements...................................            25,700                   -                  -
Other assets..............................................................                 -                 201                  -
Prepaid expenses..........................................................             1,904                   -                  -
                                                            Total Assets         133,478,228         268,632,632      1,074,153,897
Liabilities
Accrued management and investment advisory fees...........................             6,077              55,011            172,504
Accrued administrative service fees.......................................                44                 471              1,648
Accrued distribution fees.................................................               581              16,496              7,048
Accrued service fees......................................................                52                 579              1,960
Accrued transfer and administrative fees..................................             4,249              33,621             14,192
Accrued other expenses....................................................                 -               3,355              9,999
Cash overdraft............................................................                 -             486,415                  -
Payables:
     Capital Shares reacquired............................................             2,179              25,297             46,999
     Deferred foreign tax.................................................                 -             265,312                  -
     Dividends payable....................................................           352,996                   -                  -
     Investment securities purchased......................................                 -           3,208,970                  -
     Reverse repurchase agreements........................................        29,039,714                   -                  -
     Unrealized loss on swap agreements...................................           138,483                   -                  -
Collateral obligation on securities loaned, at value......................        11,141,000          14,981,000          8,453,000
                                                       Total Liabilities          40,685,375          19,076,527          8,707,350
Net Assets Applicable to Outstanding Shares...............................      $ 92,792,853       $ 249,556,105    $ 1,065,446,547
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................      $ 96,652,938       $ 171,864,398      $ 773,845,068
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................             6,584             177,853          2,330,891
Accumulated undistributed (overdistributed) net realized gain (loss)......          (576,039)         23,613,367         74,527,483
Net unrealized appreciation (depreciation) of investments.................        (3,290,630)         53,900,844        214,676,894
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                (357)            66,211
                                                        Total Net Assets        $ 92,792,853       $ 249,556,105    $ 1,065,446,547
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       630,000,000         405,000,000        290,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 639,810         $ 5,153,988       $ 24,379,153
     Shares Issued and Outstanding........................................            67,372             208,174          1,803,685
     Net Asset Value per share............................................            $ 9.50             $ 24.76            $ 13.52
Advisors Select: Net Assets...............................................         $ 518,979         $ 2,370,870       $ 13,067,487
     Shares Issued and Outstanding........................................            54,725              96,226          1,015,544
     Net Asset Value per share............................................            $ 9.48             $ 24.64            $ 12.87
Advisors Signature: Net Assets............................................          $ 30,320           $ 890,369        $ 1,922,934
     Shares Issued and Outstanding........................................             3,195              35,879            146,582
     Net Asset Value per share............................................            $ 9.49             $ 24.82            $ 13.12
Class A: Net Assets.......................................................       $ 3,028,485        $ 77,396,219                N/A
     Shares Issued and Outstanding........................................           315,920           3,097,242
     Net Asset Value per share............................................            $ 9.59             $ 24.99
     Maximum Offering Price...............................................         $ 10.07(b)          $ 26.51(c)
Class B: Net Assets.......................................................               N/A        $ 14,874,912                N/A
     Shares Issued and Outstanding........................................                               599,649
     Net Asset Value per share............................................                            $ 24.81 (d)
Class J: Net Assets.......................................................       $ 4,733,625       $ 131,253,130       $ 61,959,040
     Shares Issued and Outstanding........................................           496,535           5,390,226          4,792,850
     Net Asset Value per share............................................         $ 9.53 (d)         $ 24.35 (d)        $ 12.93 (d)
Institutional: Net Assets.................................................      $ 83,370,233         $ 5,339,977      $ 936,998,776
     Shares Issued and Outstanding........................................         8,766,342             213,898         71,112,717
     Net Asset Value per share............................................            $ 9.51             $ 24.97            $ 13.18
Preferred: Net Assets.....................................................          $ 78,974        $ 10,838,368       $ 13,968,006
     Shares Issued and Outstanding........................................             8,310             434,370          1,067,943
     Net Asset Value per share............................................            $ 9.50             $ 24.95            $ 13.08
Select: Net Assets........................................................         $ 392,427         $ 1,438,272       $ 13,151,151
     Shares Issued and Outstanding........................................            41,326              57,702          1,008,285
     Net Asset Value per share............................................            $ 9.50             $ 24.93            $ 13.04

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(d)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                            LargeCap Growth    LargeCap S&P 500     LargeCap Value
                                                                                  Fund            Index Fund             Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 770,347,417       $ 802,015,207      $ 622,604,575

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 878,145,378(a)    $ 922,663,195(a)   $ 704,588,796(a)
Cash......................................................................            19,942             139,786            135,061
Receivables:
     Capital Shares sold..................................................         1,510,603             621,873            706,173
     Dividends and interest...............................................           311,192             898,330            910,743
     Investment securities sold...........................................        21,132,422             183,987                  -
     Variation margin on futures contracts................................                 -               5,400              4,599
Other assets..............................................................            12,379                 286             28,332
Prepaid expenses..........................................................             7,365                   -              1,557
                                                            Total Assets         901,139,281         924,512,857        706,375,261
Liabilities
Accrued management and investment advisory fees...........................            73,204              20,673             47,530
Accrued administrative service fees.......................................             1,805               9,200                389
Accrued distribution fees.................................................            20,354              38,520             17,209
Accrued service fees......................................................             2,136              11,449                486
Accrued transfer and administrative fees..................................           131,665             106,665             84,634
Accrued other expenses....................................................                 -              44,088                  -
Payables:
     Capital Shares reacquired............................................            52,859              19,340             74,106
     Investment securities purchased......................................        12,656,259                   -                  -
Collateral obligation on securities loaned, at value......................        67,241,000          83,511,000         52,365,000
                                                       Total Liabilities          80,179,282          83,760,935         52,589,354
Net Assets Applicable to Outstanding Shares...............................     $ 820,959,999       $ 840,751,922      $ 653,785,907
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 857,261,106       $ 719,986,054      $ 551,575,650
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           726,619           3,267,746          3,188,006
Accumulated undistributed (overdistributed) net realized gain (loss)......      (144,825,687)         (3,202,942)        16,999,780
Net unrealized appreciation (depreciation) of investments.................       107,797,961         120,701,064         82,022,471
                                                        Total Net Assets       $ 820,959,999       $ 840,751,922      $ 653,785,907
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       490,000,000         535,000,000        405,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 27,041,866       $ 111,484,167        $ 2,023,256
     Shares Issued and Outstanding........................................         3,371,634          11,951,754            165,214
     Net Asset Value per share............................................            $ 8.02              $ 9.33            $ 12.25
Advisors Select: Net Assets...............................................       $ 8,692,642        $ 62,342,857        $ 4,528,813
     Shares Issued and Outstanding........................................         1,131,360           6,694,527            369,106
     Net Asset Value per share............................................            $ 7.68              $ 9.31            $ 12.27
Advisors Signature: Net Assets............................................       $ 4,067,232         $ 5,927,723          $ 489,408
     Shares Issued and Outstanding........................................           529,703             638,308             39,885
     Net Asset Value per share............................................            $ 7.68              $ 9.29            $ 12.27
Class A: Net Assets.......................................................     $ 290,285,583        $ 75,804,346      $ 288,068,886
     Shares Issued and Outstanding........................................        37,518,516           8,130,578         23,375,255
     Net Asset Value per share............................................            $ 7.74              $ 9.32            $ 12.32
     Maximum Offering Price...............................................          $ 8.21(b)           $ 9.46(c)         $ 13.07(b)
Class B: Net Assets.......................................................      $ 33,431,857                 N/A       $ 24,118,951
     Shares Issued and Outstanding........................................         4,346,126                              1,959,460
     Net Asset Value per share............................................         $ 7.69 (d)                            $ 12.31 (d)
Class J: Net Assets.......................................................      $ 29,610,920       $ 345,148,175       $ 39,407,248
     Shares Issued and Outstanding........................................         3,990,400          37,376,755          3,233,718
     Net Asset Value per share............................................         $ 7.42 (d)          $ 9.23 (d)        $ 12.19 (d)
Institutional: Net Assets.................................................     $ 393,337,399        $ 14,615,810      $ 285,967,107
     Shares Issued and Outstanding........................................        50,696,990           1,568,071         23,222,406
     Net Asset Value per share............................................            $ 7.76              $ 9.32            $ 12.31
Preferred: Net Assets.....................................................      $ 22,983,297       $ 201,899,110        $ 7,925,961
     Shares Issued and Outstanding........................................         2,928,470          21,461,735            643,169
     Net Asset Value per share............................................            $ 7.85              $ 9.41            $ 12.32
Select: Net Assets........................................................      $ 11,509,203        $ 23,529,734        $ 1,256,277
     Shares Issued and Outstanding........................................         1,447,457           2,513,693            102,502
     Net Asset Value per share............................................            $ 7.95              $ 9.36            $ 12.26

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
(d)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                                                    MidCap S&P 400
                                                                           MidCap Blend Fund  MidCap Growth Fund      Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 807,992,906        $ 29,678,891      $ 150,386,933

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 942,363,405(a)     $ 34,062,964(a)   $ 175,356,055(a)
Cash......................................................................            16,870              10,546             13,082
Receivables:
     Capital Shares sold..................................................           537,405                 115             67,860
     Dividends and interest...............................................           420,884               3,271             70,543
     Expense reimbursement from Manager...................................            11,991                   -                  -
     Investment securities sold...........................................         3,297,074             649,275                  -
     Variation margin on futures contracts................................                 -                   -              2,450
Other assets..............................................................             5,718                   -                  -
                                                            Total Assets         946,653,347          34,726,171        175,509,990
Liabilities
Accrued management and investment advisory fees...........................            83,925               3,085              3,585
Accrued administrative service fees.......................................               668                 149              2,520
Accrued distribution fees.................................................            41,116               2,144              5,309
Accrued service fees......................................................               842                 179              3,115
Accrued transfer and administrative fees..................................           196,307               7,663              7,854
Accrued other expenses....................................................             3,804               4,010              7,140
Payables:
     Capital Shares reacquired............................................           133,648             246,623              5,919
     Investment securities purchased......................................         1,762,654             669,333            129,448
Collateral obligation on securities loaned, at value......................       148,820,000           5,293,000         29,968,000
                                                       Total Liabilities         151,042,964           6,226,186         30,132,890
Net Assets Applicable to Outstanding Shares...............................     $ 795,610,383        $ 28,499,985      $ 145,377,100
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 617,448,854        $ 24,172,317      $ 116,173,337
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           947,385            (125,387)           336,440
Accumulated undistributed (overdistributed) net realized gain (loss)......        42,843,645              68,982          3,900,651
Net unrealized appreciation (depreciation) of investments.................       134,370,499           4,384,073         24,966,672
                                                        Total Net Assets       $ 795,610,383        $ 28,499,985      $ 145,377,100
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       405,000,000         305,000,000        305,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 6,043,485         $ 2,120,897       $ 26,581,481
     Shares Issued and Outstanding........................................           423,618             284,429          1,772,756
     Net Asset Value per share............................................           $ 14.27              $ 7.46            $ 14.99
Advisors Select: Net Assets...............................................       $ 2,752,311         $ 2,431,775       $ 22,886,162
     Shares Issued and Outstanding........................................           194,250             329,576          1,530,348
     Net Asset Value per share............................................           $ 14.17              $ 7.38            $ 14.95
Advisors Signature: Net Assets............................................         $ 409,445            $ 65,350        $ 1,983,998
     Shares Issued and Outstanding........................................            28,842               9,045            134,231
     Net Asset Value per share............................................           $ 14.20              $ 7.22            $ 14.78
Class A: Net Assets.......................................................     $ 550,694,248                 N/A                N/A
     Shares Issued and Outstanding........................................        38,478,787
     Net Asset Value per share............................................           $ 14.31
     Maximum Offering Price...............................................         $ 15.18(b)
Class B: Net Assets.......................................................      $ 71,684,233                 N/A                N/A
     Shares Issued and Outstanding........................................         5,011,517
     Net Asset Value per share............................................        $ 14.30(c)
Class J: Net Assets.......................................................     $ 141,928,650        $ 23,375,839       $ 34,250,805
     Shares Issued and Outstanding........................................        10,109,705           3,362,854          2,343,159
     Net Asset Value per share............................................        $ 14.04(c)           $ 6.95(c)         $ 14.62(c)
Institutional: Net Assets.................................................          $ 12,618            $ 99,955        $ 4,973,729
     Shares Issued and Outstanding........................................               882              13,649            335,267
     Net Asset Value per share............................................           $ 14.31              $ 7.32            $ 14.84
Preferred: Net Assets.....................................................      $ 18,723,388           $ 371,914       $ 45,622,384
     Shares Issued and Outstanding........................................         1,308,265              49,071          3,029,717
     Net Asset Value per share............................................           $ 14.31              $ 7.58            $ 15.06
Select: Net Assets........................................................       $ 3,362,005            $ 34,255        $ 9,078,541
     Shares Issued and Outstanding........................................           232,587               4,552            604,501
     Net Asset Value per share............................................           $ 14.45              $ 7.53            $ 15.02

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                                                   Partners Global
                                                                           MidCap Value Fund   Money Market Fund     Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 142,962,527       $ 605,260,230       $ 23,351,961
Foreign currency--at cost.................................................              $  -                $  -            $ 9,102
Assets
Investment in securities--at value  ......................................   $ 154,433,424(a)       $ 605,260,230    $ 25,908,064(a)
Foreign currency--at value................................................                 -                   -              9,117
Cash......................................................................           744,987               6,636            449,321
Receivables:
     Capital Shares sold..................................................                 -           4,121,060             60,998
     Dividends and interest...............................................            97,229             170,611             59,592
     Expense reimbursement from Manager...................................                 -                 709                  -
     Investment securities sold...........................................         3,405,255                   -            124,374
Other assets..............................................................                 -              26,323                  -
                                                            Total Assets         158,680,895         609,585,569         26,611,466
Liabilities
Accrued management and investment advisory fees...........................            14,413              39,403              3,931
Accrued administrative service fees.......................................                91               1,429                 79
Accrued distribution fees.................................................            10,401               7,440                 82
Accrued service fees......................................................               112               1,790                 94
Accrued transfer and administrative fees..................................            34,190             196,980                  -
Accrued other expenses....................................................            17,496                 589                  -
Payables:
     Capital Shares reacquired............................................            21,180             281,957                  -
     Investment securities purchased......................................         4,027,696           3,000,000            263,751
Collateral obligation on securities loaned, at value......................        19,481,000                   -            925,000
                                                       Total Liabilities          23,606,579           3,529,588          1,192,937
Net Assets Applicable to Outstanding Shares...............................     $ 135,074,316       $ 606,055,981       $ 25,418,529
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 119,188,713       $ 606,055,981       $ 22,535,626
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           258,502                    -            57,120
Accumulated undistributed (overdistributed) net realized gain (loss)......         4,156,204                   -            267,320
Net unrealized appreciation (depreciation) of investments.................        11,470,897                   -          2,556,103
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   -              2,360
                                                        Total Net Assets       $ 135,074,316       $ 606,055,981       $ 25,418,529
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       305,000,000       2,915,000,000        330,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 587,596        $ 10,591,621          $ 933,241
     Shares Issued and Outstanding........................................            43,020          10,591,621             77,770
     Net Asset Value per share............................................            $ 13.66              $ 1.00            $ 12.00
Advisors Select: Net Assets...............................................         $ 913,503        $ 14,832,609          $ 403,018
     Shares Issued and Outstanding........................................            66,687          14,832,609             33,533
     Net Asset Value per share............................................            $ 13.70              $ 1.00            $ 12.02
Advisors Signature: Net Assets............................................          $ 16,299         $ 1,695,443          $ 170,725
     Shares Issued and Outstanding........................................             1,195           1,695,443             14,265
     Net Asset Value per share............................................            $ 13.64              $ 1.00            $ 11.97
Class A: Net Assets.......................................................               N/A       $ 374,985,891                N/A
     Shares Issued and Outstanding........................................                           374,985,891
     Net Asset Value per share............................................                                 $ 1.00
     Maximum Offering Price...............................................                                 $ 1.00
Class B: Net Assets.......................................................               N/A         $ 2,474,022                N/A
     Shares Issued and Outstanding........................................                             2,474,022
     Net Asset Value per share............................................                              $ 1.00(b)
Class J: Net Assets.......................................................     $ 125,622,549       $ 140,865,160                N/A
     Shares Issued and Outstanding........................................         9,274,029         140,865,160
     Net Asset Value per share............................................         $ 13.55(b)           $ 1.00(b)
Institutional: Net Assets.................................................       $ 5,608,634        $ 26,070,822       $ 22,099,617
     Shares Issued and Outstanding........................................           398,423          26,070,822          1,840,316
     Net Asset Value per share............................................            $ 14.08              $ 1.00            $ 12.01
Preferred: Net Assets.....................................................       $ 1,110,461        $ 30,351,638          $ 946,957
     Shares Issued and Outstanding........................................            81,406          30,351,638             78,867
     Net Asset Value per share............................................            $ 13.64              $ 1.00            $ 12.01
Select: Net Assets........................................................       $ 1,215,274         $ 4,188,775          $ 864,971
     Shares Issued and Outstanding........................................            89,705           4,188,775             72,096
     Net Asset Value per share............................................            $ 13.55              $ 1.00            $ 12.00

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                Partners       Partners LargeCap  Partners LargeCap
                                                                           International Fund     Blend Fund         Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 603,598,054       $ 877,293,454      $ 206,982,125
Foreign currency--at cost.................................................         $ 854,883                $  -               $  -

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 745,517,897(a)    $ 968,883,202(a)   $ 229,234,721(a)
Foreign currency--at value................................................           870,313                   -                  -
Cash......................................................................        19,522,668           7,700,597          1,473,455
Receivables:
     Capital Shares sold..................................................           766,346             138,245                  -
     Dividends and interest...............................................         2,910,370             669,589            151,227
     Foreign currency contracts ..........................................           854,413                   -                  -
     Investment securities sold...........................................         7,477,996           4,220,282            852,976
     Variation margin on futures contracts................................                 -               4,001                  -
Other assets..............................................................                 -                  45              2,310
                                                            Total Assets         777,920,003         981,615,961        231,714,689
Liabilities
Accrued management and investment advisory fees...........................           137,296             107,779             15,568
Accrued administrative service fees.......................................             1,455               2,859                317
Accrued distribution fees.................................................             1,468              16,020             12,036
Accrued service fees......................................................             1,784               3,533                385
Accrued transfer and administrative fees..................................                 -              49,485             88,004
Accrued other expenses....................................................                 -               1,819              1,366
Payables:
     Capital Shares reacquired............................................                 -             534,051              4,691
     Investment securities purchased......................................         8,502,750           3,463,538            104,075
Collateral obligation on securities loaned, at value......................         2,553,000          91,385,000         20,622,000
                                                       Total Liabilities          11,197,753          95,564,084         20,848,442
Net Assets Applicable to Outstanding Shares...............................     $ 766,722,250       $ 886,051,877      $ 210,866,247
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 587,491,215       $ 768,596,867      $ 199,374,910
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         2,503,214           2,684,925            424,561
Accumulated undistributed (overdistributed) net realized gain (loss)......        33,838,695          23,077,887        (11,186,223)
Net unrealized appreciation (depreciation) of investments.................       141,941,454          91,692,198         22,252,999
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................           947,672                   -                  -
                                                        Total Net Assets       $ 766,722,250       $ 886,051,877      $ 210,866,247
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       330,000,000         440,000,000        405,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 14,381,339        $ 30,339,839        $ 2,005,968
     Shares Issued and Outstanding........................................           962,158           2,828,222            220,099
     Net Asset Value per share............................................           $ 14.95             $ 10.73             $ 9.11
Advisors Select: Net Assets...............................................      $ 13,075,148        $ 31,176,779        $ 3,618,400
     Shares Issued and Outstanding........................................           875,547           2,920,966            398,282
     Net Asset Value per share............................................           $ 14.93             $ 10.67             $ 9.09
Advisors Signature: Net Assets............................................       $ 1,448,819         $ 1,436,422          $ 551,041
     Shares Issued and Outstanding........................................            96,775             133,421             60,861
     Net Asset Value per share............................................           $ 14.97             $ 10.77             $ 9.05
Class A: Net Assets.......................................................               N/A        $ 57,220,448      $ 135,572,420
     Shares Issued and Outstanding........................................                             5,289,671         14,906,071
     Net Asset Value per share............................................                               $ 10.82             $ 9.10
     Maximum Offering Price...............................................                             $ 11.48(b)          $ 9.66(b)
Class B: Net Assets.......................................................               N/A        $ 24,922,532       $ 20,017,143
     Shares Issued and Outstanding........................................                             2,313,012          2,204,644
     Net Asset Value per share............................................                            $ 10.77(c)          $ 9.08(c)
Class J: Net Assets.......................................................               N/A        $ 89,024,381       $ 42,707,217
     Shares Issued and Outstanding........................................                             8,441,573          4,739,555
     Net Asset Value per share............................................                            $ 10.55(c)          $ 9.01(c)
Institutional: Net Assets.................................................     $ 706,209,212       $ 597,125,268           $ 10,109
     Shares Issued and Outstanding........................................        47,003,910          55,262,561              1,112
     Net Asset Value per share............................................           $ 15.02             $ 10.81             $ 9.09
Preferred: Net Assets.....................................................      $ 23,243,110        $ 44,354,466        $ 3,998,507
     Shares Issued and Outstanding........................................         1,552,122           4,123,220            436,941
     Net Asset Value per share............................................           $ 14.98             $ 10.76             $ 9.15
Select: Net Assets........................................................       $ 8,364,622        $ 10,451,742        $ 2,385,442
     Shares Issued and Outstanding........................................           558,288             969,292            261,494
     Net Asset Value per share............................................           $ 14.98             $ 10.78             $ 9.12

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                Partners                               Partners
                                                                            LargeCap Growth    Partners LargeCap   LargeCap Growth
                                                                                 Fund           Growth Fund I           Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 190,948,117     $ 1,005,078,434      $ 829,330,091

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 192,165,779(a)  $ 1,086,304,670(a)   $ 881,544,394(a)
Cash......................................................................           314,132          46,488,649         13,126,901
Receivables:
     Capital Shares sold..................................................                 -                   -            713,677
     Dividends and interest...............................................            75,004             162,241            314,049
     Expense reimbursement from Manager...................................               383                   -                811
     Investment securities sold...........................................         3,241,403          15,851,226          5,190,176
     Variation margin on futures contracts................................                 -                   -              4,680
Other assets..............................................................                 -                 510                  -
                                                            Total Assets         195,796,701       1,148,807,296        900,894,688
Liabilities
Accrued management and investment advisory fees...........................            29,905             120,196            143,962
Accrued administrative service fees.......................................               144               2,173              1,521
Accrued distribution fees.................................................             1,033               9,422              2,469
Accrued service fees......................................................               169               2,679              1,870
Accrued transfer and administrative fees..................................             4,515              47,771              6,619
Accrued other expenses....................................................               382               3,087                290
Payables:
     Capital Shares reacquired............................................         1,921,878           1,115,181                  -
     Foreign currency contracts ..........................................                 -                   -            413,891
     Investment securities purchased......................................         2,631,944          12,302,382         11,988,844
Collateral obligation on securities loaned, at value......................        11,788,000         156,117,000          8,366,000
                                                       Total Liabilities          16,377,970         169,719,891         20,925,466
Net Assets Applicable to Outstanding Shares...............................     $ 179,418,731       $ 979,087,405      $ 879,969,222
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 164,418,824       $ 858,207,820      $ 785,311,147
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           293,084           4,091,520           (590,345)
Accumulated undistributed (overdistributed) net realized gain (loss)......        13,489,161          35,561,829         43,413,314
Net unrealized appreciation (depreciation) of investments.................         1,217,662          81,226,236         52,248,997
Net unrealized appreciation (depreciation) on translation of assets and
liabilities in foreign currency...........................................                 -                   -           (413,891)
                                                        Total Net Assets       $ 179,418,731       $ 979,087,405      $ 879,969,222
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       390,000,000         490,000,000        420,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 1,931,111        $ 30,156,769        $ 8,545,418
     Shares Issued and Outstanding........................................           160,638           3,732,584          1,024,182
     Net Asset Value per share............................................           $ 12.02              $ 8.08             $ 8.34
Advisors Select: Net Assets...............................................       $ 2,405,535        $ 20,787,800       $ 14,239,877
     Shares Issued and Outstanding........................................           201,193           2,640,987          1,722,029
     Net Asset Value per share............................................           $ 11.96              $ 7.87             $ 8.27
Advisors Signature: Net Assets............................................         $ 360,390           $ 659,361          $ 424,967
     Shares Issued and Outstanding........................................            29,773              81,638             49,922
     Net Asset Value per share............................................           $ 12.10              $ 8.08             $ 8.51
Class A: Net Assets.......................................................               N/A        $ 49,857,372          $ 424,616
     Shares Issued and Outstanding........................................                             6,135,131             49,564
     Net Asset Value per share............................................                                $ 8.13             $ 8.57
     Maximum Offering Price...............................................                              $ 8.63(b)          $ 9.09(b)
Class B: Net Assets.......................................................               N/A        $ 14,307,202                N/A
     Shares Issued and Outstanding........................................                             1,773,291
     Net Asset Value per share............................................                             $ 8.07(c)
Class J: Net Assets.......................................................       $ 9,928,665        $ 33,340,515       $ 12,402,641
     Shares Issued and Outstanding........................................           833,319           4,357,201          1,532,229
     Net Asset Value per share............................................        $ 11.91 (c)          $ 7.65(c)          $ 8.09(c)
Institutional: Net Assets.................................................     $ 164,742,893       $ 792,348,843      $ 803,034,731
     Shares Issued and Outstanding........................................        13,450,801          96,865,814         93,318,899
     Net Asset Value per share............................................           $ 12.25              $ 8.18             $ 8.61
Preferred: Net Assets.....................................................          $ 32,082        $ 33,761,421       $ 20,756,828
     Shares Issued and Outstanding........................................             2,636           4,163,614          2,447,828
     Net Asset Value per share............................................           $ 12.17              $ 8.11             $ 8.48
Select: Net Assets........................................................          $ 18,055         $ 3,868,122       $ 20,140,144
     Shares Issued and Outstanding........................................             1,490             481,891          2,387,628
     Net Asset Value per share............................................           $ 12.12              $ 8.03             $ 8.44

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                           Partners LargeCap   Partners LargeCap  Partners LargeCap
                                                                               Value Fund        Value Fund I       Value Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................   $ 1,847,349,550       $ 425,474,668      $ 196,244,755

Assets                                                                     ------------------
Investment in securities--at value  ...................................... $ 2,210,861,707(a)    $ 469,163,599(a)   $ 216,470,188(a)
Cash......................................................................        77,824,141          10,835,158          5,856,727
Receivables:
     Capital Shares sold..................................................         1,986,740             276,120                  -
     Dividends and interest...............................................         3,392,153             504,660            339,142
     Investment securities sold...........................................           903,557                   -            347,251
     Variation margin on futures contracts................................            16,385                   -                  -
Other assets..............................................................                48                   -                  -
                                                            Total Assets       2,294,984,731         480,779,537        223,013,308
Liabilities
Accrued management and investment advisory fees...........................           271,318              56,212             29,770
Accrued administrative service fees.......................................             6,027                 389                 95
Accrued distribution fees.................................................            18,554                 416                 86
Accrued service fees......................................................             7,335                 455                118
Accrued transfer and administrative fees..................................            49,105                   -                  -
Accrued other expenses....................................................             2,279                   -                  -
Payables:
     Capital Shares reacquired............................................            43,821                   -             45,323
     Investment securities purchased......................................         3,436,476             194,843            216,989
     Variation margin on futures contracts ...............................               129                   -                  -
Collateral obligation on securities loaned, at value......................       132,637,000          50,359,000          8,435,000
                                                       Total Liabilities         136,472,044          50,611,315          8,727,381
Net Assets Applicable to Outstanding Shares...............................   $ 2,158,512,687       $ 430,168,222      $ 214,285,927
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 1,714,490,765       $ 381,918,708      $ 191,056,518
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................        10,334,013           1,657,978          1,163,373
Accumulated undistributed (overdistributed) net realized gain (loss)......        69,996,498           2,902,605          1,840,603
Net unrealized appreciation (depreciation) of investments.................       363,691,411          43,688,931         20,225,433
                                                        Total Net Assets     $ 2,158,512,687       $ 430,168,222      $ 214,285,927
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       500,000,000         280,000,000        505,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 78,150,431         $ 3,837,975        $ 1,413,288
     Shares Issued and Outstanding........................................         5,281,104             297,513            130,145
     Net Asset Value per share............................................           $ 14.80             $ 12.90            $ 10.86
Advisors Select: Net Assets...............................................      $ 51,960,204         $ 2,980,566          $ 448,526
     Shares Issued and Outstanding........................................         3,613,142             231,560             41,357
     Net Asset Value per share............................................           $ 14.38             $ 12.87            $ 10.85
Advisors Signature: Net Assets............................................       $ 5,077,534         $ 1,838,224          $ 103,268
     Shares Issued and Outstanding........................................           351,060             142,406              9,527
     Net Asset Value per share............................................           $ 14.46             $ 12.91            $ 10.84
Class A: Net Assets.......................................................      $ 61,333,421                 N/A                N/A
     Shares Issued and Outstanding........................................         4,212,258
     Net Asset Value per share............................................           $ 14.56
     Maximum Offering Price...............................................         $ 15.45(b)
Class B: Net Assets.......................................................      $ 22,466,619                 N/A                N/A
     Shares Issued and Outstanding........................................         1,542,544
     Net Asset Value per share............................................        $ 14.56(c)
Class J: Net Assets.......................................................      $ 85,190,265                 N/A                N/A
     Shares Issued and Outstanding........................................         5,926,624
     Net Asset Value per share............................................        $ 14.37(c)
Institutional: Net Assets.................................................   $ 1,738,231,814       $ 415,278,592      $ 210,032,898
     Shares Issued and Outstanding........................................       119,529,333          32,045,879         19,309,453
     Net Asset Value per share............................................           $ 14.54             $ 12.96            $ 10.88
Preferred: Net Assets.....................................................      $ 84,174,764         $ 5,668,437        $ 2,277,064
     Shares Issued and Outstanding........................................         5,793,068             438,194            209,376
     Net Asset Value per share............................................           $ 14.53             $ 12.94            $ 10.88
Select: Net Assets........................................................      $ 31,927,635           $ 564,428           $ 10,883
     Shares Issued and Outstanding........................................         2,205,866              43,696              1,002
     Net Asset Value per share............................................           $ 14.47             $ 12.92            $ 10.86

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                            Partners MidCap     Partners MidCap    Partners MidCap
                                                                              Growth Fund        Growth Fund I      Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 540,011,498       $ 301,200,705      $ 624,374,400

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 625,392,419(a)    $ 343,413,492(a)   $ 701,001,820(a)
Cash......................................................................        11,837,835             985,586          8,067,534
Receivables:
     Capital Shares sold..................................................               894               6,572                  -
     Dividends and interest...............................................            93,495             114,461            129,777
     Expense reimbursement from Manager...................................                 -                 745                  -
     Investment securities sold...........................................         2,939,715           2,483,718          2,431,757
Other assets..............................................................               135                   -                  -
Prepaid expenses..........................................................                 -               1,411                  -
                                                            Total Assets         640,264,493         347,005,985        711,630,888
Liabilities
Accrued management and investment advisory fees...........................            82,947              49,582            100,894
Accrued administrative service fees.......................................             2,129                 190                449
Accrued distribution fees.................................................             7,873                 287                522
Accrued service fees......................................................             2,591                 229                525
Accrued transfer and administrative fees..................................            28,511                 928                  -
Accrued other expenses....................................................             1,701                   -                  -
Payables:
     Capital Shares reacquired............................................           130,611             206,691            177,475
     Investment securities purchased......................................         4,628,505           1,978,332          2,937,469
Collateral obligation on securities loaned, at value......................       134,049,000          44,590,000         93,897,000
                                                       Total Liabilities         138,933,868          46,826,239         97,114,334
Net Assets Applicable to Outstanding Shares...............................     $ 501,330,625       $ 300,179,746      $ 614,516,554
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 403,501,159       $ 238,782,339      $ 500,157,779
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................          (203,126)            (71,013)           283,117
Accumulated undistributed (overdistributed) net realized gain (loss)......        12,651,671          19,255,633         37,448,238
Net unrealized appreciation (depreciation) of investments.................        85,380,921          42,212,787         76,627,420
                                                        Total Net Assets       $ 501,330,625       $ 300,179,746      $ 614,516,554
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       405,000,000         380,000,000        705,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 28,730,650         $ 2,801,503        $ 8,194,550
     Shares Issued and Outstanding........................................         2,708,163             218,381            652,466
     Net Asset Value per share............................................           $ 10.61             $ 12.83            $ 12.56
Advisors Select: Net Assets...............................................      $ 13,645,214         $ 1,204,211        $ 1,663,294
     Shares Issued and Outstanding........................................         1,318,405              94,263            132,708
     Net Asset Value per share............................................           $ 10.35             $ 12.78            $ 12.53
Advisors Signature: Net Assets............................................         $ 487,163           $ 238,347        $ 1,074,555
     Shares Issued and Outstanding........................................            47,467              18,617             85,877
     Net Asset Value per share............................................           $ 10.26             $ 12.80            $ 12.51
Class A: Net Assets.......................................................      $ 32,072,622         $ 1,935,763                N/A
     Shares Issued and Outstanding........................................         3,102,736             150,072
     Net Asset Value per share............................................           $ 10.34             $ 12.90
     Maximum Offering Price...............................................         $ 10.97(b)          $ 13.69(b)
Class B: Net Assets.......................................................      $ 12,274,239                 N/A                N/A
     Shares Issued and Outstanding........................................         1,194,429
     Net Asset Value per share............................................        $ 10.28(c)
Class J: Net Assets.......................................................      $ 29,913,109                 N/A                N/A
     Shares Issued and Outstanding........................................         3,014,672
     Net Asset Value per share............................................         $ 9.92(c)
Institutional: Net Assets.................................................     $ 335,546,940       $ 290,331,189      $ 596,460,849
     Shares Issued and Outstanding........................................        32,248,511          22,378,985         46,916,355
     Net Asset Value per share............................................           $ 10.41             $ 12.97            $ 12.71
Preferred: Net Assets.....................................................      $ 29,432,821         $ 2,505,505        $ 4,532,939
     Shares Issued and Outstanding........................................         2,757,221             193,796            359,399
     Net Asset Value per share............................................           $ 10.67             $ 12.93            $ 12.61
Select: Net Assets........................................................      $ 19,227,867         $ 1,163,228        $ 2,590,367
     Shares Issued and Outstanding........................................         1,819,474              90,361            205,964
     Net Asset Value per share............................................           $ 10.57             $ 12.87            $ 12.58

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                            Partners MidCap     Partners MidCap   Partners SmallCap
                                                                               Value Fund        Value Fund I         Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 775,937,069       $ 634,623,301      $ 301,620,920

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 836,666,936(a)    $ 721,198,149(a)   $ 332,580,153(a)
Cash......................................................................         4,307,642          14,832,750          4,140,735
Receivables:
     Capital Shares sold..................................................           439,788             360,668            104,159
     Dividends and interest...............................................            47,385             261,375            136,758
     Expense reimbursement from Manager...................................             1,807                   -                  -
     Investment securities sold...........................................         8,222,283              58,781                  -
                                                            Total Assets         849,685,841         736,711,723        336,961,805
Liabilities
Accrued management and investment advisory fees...........................           110,505             107,918             43,476
Accrued administrative service fees.......................................             2,217                 570                164
Accrued distribution fees.................................................            10,565                 644                231
Accrued service fees......................................................             2,690                 673                192
Accrued transfer and administrative fees..................................            34,132                   -                  -
Accrued other expenses....................................................             5,824                   -                  -
Payables:
     Capital Shares reacquired............................................            10,032                   -                  -
     Indebtedness ........................................................                 -             407,000                  -
     Investment securities purchased......................................         5,196,273           3,672,378                  -
Collateral obligation on securities loaned, at value......................       170,072,000          71,631,000         72,291,000
                                                       Total Liabilities         175,444,238          75,820,183         72,335,063
Net Assets Applicable to Outstanding Shares...............................     $ 674,241,603       $ 660,891,540      $ 264,626,742
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 582,253,255       $ 555,746,933      $ 217,666,514
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           447,257           1,066,824             28,069
Accumulated undistributed (overdistributed) net realized gain (loss)......        30,811,224          17,502,935         15,972,926
Net unrealized appreciation (depreciation) of investments.................        60,729,867          86,574,848         30,959,233
                                                        Total Net Assets       $ 674,241,603       $ 660,891,540      $ 264,626,742
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       390,000,000         280,000,000        265,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 27,818,806         $ 8,728,534        $ 3,458,430
     Shares Issued and Outstanding........................................         1,798,993             644,315            199,741
     Net Asset Value per share............................................           $ 15.46             $ 13.55            $ 17.31
Advisors Select: Net Assets...............................................      $ 22,299,749         $ 3,170,805        $ 1,271,121
     Shares Issued and Outstanding........................................         1,479,480             234,746             73,919
     Net Asset Value per share............................................           $ 15.07             $ 13.51            $ 17.20
Advisors Signature: Net Assets............................................         $ 999,762         $ 1,367,466           $ 69,555
     Shares Issued and Outstanding........................................            64,479             101,138              3,991
     Net Asset Value per share............................................           $ 15.51             $ 13.52            $ 17.43
Class A: Net Assets.......................................................       $ 7,129,068                 N/A                N/A
     Shares Issued and Outstanding........................................           456,552
     Net Asset Value per share............................................           $ 15.62
     Maximum Offering Price...............................................         $ 16.57(b)
Class B: Net Assets.......................................................       $ 1,100,074                 N/A                N/A
     Shares Issued and Outstanding........................................            70,332
     Net Asset Value per share............................................        $ 15.64(c)
Class J: Net Assets.......................................................      $ 91,364,414                 N/A                N/A
     Shares Issued and Outstanding........................................         6,124,343
     Net Asset Value per share............................................        $ 14.92(c)
Institutional: Net Assets.................................................     $ 485,088,381       $ 637,664,238      $ 258,213,478
     Shares Issued and Outstanding........................................        30,952,352          46,756,184         14,634,662
     Net Asset Value per share............................................           $ 15.67             $ 13.64            $ 17.64
Preferred: Net Assets.....................................................      $ 22,873,009         $ 6,660,501          $ 344,646
     Shares Issued and Outstanding........................................         1,473,518             489,393             19,694
     Net Asset Value per share............................................           $ 15.52             $ 13.61            $ 17.50
Select: Net Assets........................................................      $ 15,568,340         $ 3,299,996        $ 1,269,512
     Shares Issued and Outstanding........................................         1,009,548             243,027             72,845
     Net Asset Value per share............................................           $ 15.42             $ 13.58            $ 17.43

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                Partners                               Partners
                                                                            SmallCap Growth    Partners SmallCap   SmallCap Growth
                                                                                 Fund I         Growth Fund II         Fund III
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 126,180,918       $ 703,857,836      $ 227,554,184

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 145,641,170(a)    $ 843,563,131(a)   $ 250,833,010(a)
Cash......................................................................         3,546,733          24,582,433          7,079,933
Receivables:
     Capital Shares sold..................................................                 -             258,832            291,188
     Dividends and interest...............................................            18,523             106,273             25,093
     Investment securities sold...........................................           834,105           2,882,381          1,360,285
Other assets..............................................................                 -                  35                  -
                                                            Total Assets         150,040,531         871,393,085        259,589,509
Liabilities
Accrued management and investment advisory fees...........................            21,267             111,197             38,715
Accrued administrative service fees.......................................               234               1,413                 64
Accrued distribution fees.................................................             1,092               4,492                 30
Accrued service fees......................................................               300               1,763                 82
Accrued transfer and administrative fees..................................             4,671              15,974                  -
Accrued other expenses....................................................             2,895                 102                  -
Payables:
     Capital Shares reacquired............................................           698,998               5,161                  -
     Investment securities purchased......................................         1,332,274           4,012,139          4,092,386
Collateral obligation on securities loaned, at value......................        31,101,000         187,064,000         41,401,000
                                                       Total Liabilities          33,162,731         191,216,241         45,532,277
Net Assets Applicable to Outstanding Shares...............................     $ 116,877,800       $ 680,176,844      $ 214,057,232
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................      $ 92,927,964       $ 523,531,039      $ 173,888,010
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................          (645,099)         (2,111,430)          (499,195)
Accumulated undistributed (overdistributed) net realized gain (loss)......         5,134,683          19,051,940         17,389,591
Net unrealized appreciation (depreciation) of investments.................        19,460,252         139,705,295         23,278,826
                                                        Total Net Assets       $ 116,877,800       $ 680,176,844      $ 214,057,232
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       290,000,000         390,000,000        280,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 2,459,890        $ 15,006,279          $ 482,652
     Shares Issued and Outstanding........................................           238,724           1,523,256             37,621
     Net Asset Value per share............................................           $ 10.30              $ 9.85            $ 12.83
Advisors Select: Net Assets...............................................       $ 1,067,702        $ 13,010,824          $ 113,660
     Shares Issued and Outstanding........................................           104,701           1,346,392              8,889
     Net Asset Value per share............................................           $ 10.20              $ 9.66            $ 12.79
Advisors Signature: Net Assets............................................          $ 33,981           $ 824,028           $ 31,940
     Shares Issued and Outstanding........................................             3,248              82,282              2,497
     Net Asset Value per share............................................           $ 10.46             $ 10.01            $ 12.79
Class A: Net Assets.......................................................               N/A        $ 17,109,580                N/A
     Shares Issued and Outstanding........................................                             1,700,276
     Net Asset Value per share............................................                               $ 10.06
     Maximum Offering Price...............................................                             $ 10.67(b)
Class B: Net Assets.......................................................               N/A         $ 8,078,936                N/A
     Shares Issued and Outstanding........................................                               807,844
     Net Asset Value per share............................................                            $ 10.00(c)
Class J: Net Assets.......................................................      $ 11,352,224        $ 15,973,800                N/A
     Shares Issued and Outstanding........................................         1,152,957           1,723,100
     Net Asset Value per share............................................         $ 9.85(c)           $ 9.27(c)
Institutional: Net Assets.................................................      $ 94,414,993       $ 578,737,493      $ 210,893,124
     Shares Issued and Outstanding........................................         8,909,731          57,054,124         16,256,029
     Net Asset Value per share............................................           $ 10.60             $ 10.14            $ 12.97
Preferred: Net Assets.....................................................       $ 7,344,674        $ 28,608,096        $ 2,346,150
     Shares Issued and Outstanding........................................           698,309           2,857,745            181,783
     Net Asset Value per share............................................           $ 10.52             $ 10.01            $ 12.91
Select: Net Assets........................................................         $ 204,336         $ 2,827,808          $ 189,706
     Shares Issued and Outstanding........................................            19,634             285,041             14,736
     Net Asset Value per share............................................           $ 10.41              $ 9.92            $ 12.87

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                Partners
                                                                             SmallCap Value    Partners SmallCap  Partners SmallCap
                                                                                  Fund           Value Fund I       Value Fund II
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 314,347,650       $ 416,282,957      $ 411,742,842

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 381,828,826(a)    $ 471,632,779(a)   $ 460,708,323(a)
Cash......................................................................         9,107,955          10,631,185          4,740,147
Receivables:
     Capital Shares sold..................................................             6,639             682,935            605,554
     Dividends and interest...............................................           156,589             328,435            134,816
     Investment securities sold...........................................         2,197,745                   -            870,883
     Variation margin on futures contracts................................                 -              63,000                  -
                                                            Total Assets         393,297,754         483,338,334        467,059,723
Liabilities
Accrued management and investment advisory fees...........................            50,622              61,771             59,856
Accrued administrative service fees.......................................               702               1,485                154
Accrued distribution fees.................................................             1,484               1,786                203
Accrued service fees......................................................               893               1,804                179
Accrued transfer and administrative fees..................................             5,220                   -                  -
Accrued other expenses....................................................             1,907                   -                  -
Payables:
     Capital Shares reacquired............................................         1,226,002               6,179                  -
     Investment securities purchased......................................         2,605,377                   -          1,114,353
Collateral obligation on securities loaned, at value......................        82,294,000         106,203,000        100,938,000
                                                       Total Liabilities          86,186,207         106,276,025        102,112,745
Net Assets Applicable to Outstanding Shares...............................     $ 307,111,547       $ 377,062,309      $ 364,946,978
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 205,335,108       $ 311,998,085      $ 295,640,030
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................          (261,559)            345,884            907,186
Accumulated undistributed (overdistributed) net realized gain (loss)......        34,556,822           9,257,843         19,434,281
Net unrealized appreciation (depreciation) of investments.................        67,481,176          55,460,497         48,965,481
                                                        Total Net Assets       $ 307,111,547       $ 377,062,309      $ 364,946,978
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       305,000,000         265,000,000        280,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 8,695,868        $ 18,825,036        $ 3,541,173
     Shares Issued and Outstanding........................................           491,781           1,011,535            259,112
     Net Asset Value per share............................................           $ 17.68             $ 18.61            $ 13.67
Advisors Select: Net Assets...............................................       $ 2,834,680        $ 17,562,162          $ 630,483
     Shares Issued and Outstanding........................................           162,129             949,258             46,322
     Net Asset Value per share............................................           $ 17.48             $ 18.50            $ 13.61
Advisors Signature: Net Assets............................................         $ 115,492         $ 1,609,107          $ 152,379
     Shares Issued and Outstanding........................................             6,424              86,078             11,171
     Net Asset Value per share............................................           $ 17.98             $ 18.69            $ 13.64
Class J: Net Assets.......................................................      $ 11,855,882                 N/A                N/A
     Shares Issued and Outstanding........................................           684,769
     Net Asset Value per share............................................        $ 17.31(b)
Institutional: Net Assets.................................................     $ 262,034,585       $ 318,985,715      $ 358,684,096
     Shares Issued and Outstanding........................................        14,379,253          16,923,783         25,958,470
     Net Asset Value per share............................................           $ 18.22             $ 18.85            $ 13.82
Preferred: Net Assets.....................................................      $ 21,046,295        $ 16,594,338          $ 829,037
     Shares Issued and Outstanding........................................         1,169,009             883,905             60,296
     Net Asset Value per share............................................           $ 18.00             $ 18.77            $ 13.75
Select: Net Assets........................................................         $ 528,745         $ 3,485,951        $ 1,109,810
     Shares Issued and Outstanding........................................            29,621             185,971             80,946
     Net Asset Value per share............................................           $ 17.85             $ 18.74            $ 13.71

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
     asset value.
(b)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                               Preferred      Principal LifeTime      Principal
                                                                            Securities Fund        2010 Fund      LifeTime 2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 522,808,477                 $ -                $ -
Investment in affiliated securities--at cost..............................               $ -       $ 749,109,716    $ 1,324,846,375

Assets                                                                     ------------------
Investment in affiliated securities--at value.............................                 -       $ 811,498,167    $ 1,460,990,235
Investment in securities--at value  ......................................   $ 503,311,764(a)                 $ -                $ -
Cash......................................................................        10,160,157                   -                  -
Receivables:
     Capital Shares sold..................................................         1,308,108           3,865,440          4,577,959
     Dividends and interest...............................................         4,133,890           1,248,576          1,266,462
     Expense reimbursement from Manager...................................               700                 511              1,152
     Investment securities sold...........................................           555,419                   -                  -
                                                            Total Assets         519,470,038         816,612,694      1,466,835,808
Liabilities
Accrued management and investment advisory fees...........................            60,260              16,335             29,367
Accrued administrative service fees.......................................                20               3,114              5,590
Accrued distribution fees.................................................             2,140              16,063             30,026
Accrued service fees......................................................                22               3,789              6,720
Accrued transfer and administrative fees..................................             9,925              12,825             21,740
Accrued other expenses....................................................             1,190               6,478              8,602
Payables:
     Capital Shares reacquired............................................            24,615                   -                  -
     Investment securities purchased......................................            39,910                   -                  -
Collateral obligation on securities loaned, at value......................        28,769,000                   -                  -
                                                       Total Liabilities          28,907,082              58,604            102,045
Net Assets Applicable to Outstanding Shares...............................     $ 490,562,956       $ 816,554,090    $ 1,466,733,763
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 511,927,824       $ 743,443,540    $ 1,313,264,396
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         2,622,543           5,182,669          5,400,595
Accumulated undistributed (overdistributed) net realized gain (loss)......        (4,490,698)          5,539,430         11,924,912
Net unrealized appreciation (depreciation) of investments.................       (19,496,713)         62,388,451        136,143,860
                                                        Total Net Assets       $ 490,562,956       $ 816,554,090    $ 1,466,733,763
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       405,000,000         405,000,000        455,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................         $ 582,522        $ 33,127,602       $ 61,021,046
     Shares Issued and Outstanding........................................            56,525           2,648,569          4,708,747
     Net Asset Value per share............................................           $ 10.31             $ 12.51            $ 12.96
Advisors Select: Net Assets...............................................          $ 15,154        $ 30,045,657       $ 56,510,802
     Shares Issued and Outstanding........................................             1,472           2,406,747          4,372,794
     Net Asset Value per share............................................           $ 10.29             $ 12.48            $ 12.92
Advisors Signature: Net Assets............................................         $ 102,336         $ 4,215,228        $ 9,603,431
     Shares Issued and Outstanding........................................             9,921             336,090            739,508
     Net Asset Value per share............................................           $ 10.32             $ 12.54            $ 12.99
Class A: Net Assets.......................................................       $ 5,239,945         $ 9,597,530       $ 13,021,689
     Shares Issued and Outstanding........................................           505,639             759,391            995,346
     Net Asset Value per share............................................           $ 10.36             $ 12.64            $ 13.08
     Maximum Offering Price...............................................         $ 10.88(b)          $ 13.41(c)         $ 13.88(c)
Class B: Net Assets.......................................................               N/A                 N/A        $ 3,374,299
     Shares Issued and Outstanding........................................                                                  257,506
     Net Asset Value per share............................................                                               $ 13.10(d)
Class J: Net Assets.......................................................      $ 23,074,292       $ 152,006,021      $ 276,472,166
     Shares Issued and Outstanding........................................         2,252,688          12,120,439         21,298,438
     Net Asset Value per share............................................        $ 10.24(d)          $ 12.54(d)         $ 12.98(d)
Institutional: Net Assets.................................................     $ 461,529,596       $ 526,935,325      $ 951,427,813
     Shares Issued and Outstanding........................................        44,625,063          41,835,564         73,019,834
     Net Asset Value per share............................................           $ 10.34             $ 12.60            $ 13.03
Preferred: Net Assets.....................................................           $ 9,561        $ 44,168,788       $ 62,677,599
     Shares Issued and Outstanding........................................               926           3,519,471          4,824,157
     Net Asset Value per share............................................           $ 10.33             $ 12.55            $ 12.99
Select: Net Assets........................................................           $ 9,550        $ 16,457,939       $ 32,624,918
     Shares Issued and Outstanding........................................               926           1,313,557          2,514,997
     Net Asset Value per share............................................           $ 10.31             $ 12.53            $ 12.97

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(d)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                               Principal      Principal LifeTime      Principal
                                                                           LifeTime 2030 Fund      2040 Fund      LifeTime 2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in affiliated securities--at cost..............................   $ 1,065,896,180       $ 470,849,647      $ 228,652,015

Assets                                                                     ------------------
Investment in affiliated securities--at value.............................   $ 1,206,109,539       $ 530,828,921      $ 259,257,286
Receivables:
     Capital Shares sold..................................................         4,457,909           1,951,823            815,486
     Dividends and interest...............................................           756,929             251,772             65,831
     Expense reimbursement from Manager...................................             1,353               1,646              1,793
                                                            Total Assets       1,211,325,730         533,034,162        260,140,396
Liabilities
Accrued management and investment advisory fees...........................            24,242              10,661              5,204
Accrued administrative service fees.......................................             4,791               1,839                744
Accrued distribution fees.................................................            24,632               9,256              2,266
Accrued service fees......................................................             5,782               2,201                900
Accrued transfer and administrative fees..................................            31,748              10,780              6,032
Accrued other expenses....................................................            11,290               7,131              6,748
                                                       Total Liabilities             102,485              41,868             21,894
Net Assets Applicable to Outstanding Shares...............................   $ 1,211,223,245       $ 532,992,294      $ 260,118,502
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................   $ 1,057,198,772       $ 467,102,084      $ 226,844,119
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         2,578,819             891,130            174,894
Accumulated undistributed (overdistributed) net realized gain (loss)......        11,232,295           5,019,806          2,494,218
Net unrealized appreciation (depreciation) of investments.................       140,213,359          59,979,274         30,605,271
                                                        Total Net Assets     $ 1,211,223,245       $ 532,992,294      $ 260,118,502
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       455,000,000         405,000,000        430,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 50,905,267        $ 25,274,567        $ 8,302,407
     Shares Issued and Outstanding........................................         3,930,970           1,922,512            647,663
     Net Asset Value per share............................................           $ 12.95             $ 13.15            $ 12.82
Advisors Select: Net Assets...............................................      $ 44,265,814        $ 17,434,623        $ 9,329,023
     Shares Issued and Outstanding........................................         3,430,742           1,327,008            728,847
     Net Asset Value per share............................................           $ 12.90             $ 13.14            $ 12.80
Advisors Signature: Net Assets............................................       $ 5,265,186         $ 2,773,223          $ 928,870
     Shares Issued and Outstanding........................................           407,185             210,604             72,403
     Net Asset Value per share............................................           $ 12.93             $ 13.17            $ 12.83
Class A: Net Assets.......................................................       $ 9,632,190         $ 5,047,148        $ 2,843,552
     Shares Issued and Outstanding........................................           739,912             385,262            220,123
     Net Asset Value per share............................................           $ 13.02             $ 13.10            $ 12.92
     Maximum Offering Price...............................................         $ 13.81(a)          $ 13.90(a)         $ 13.71(a)
Class B: Net Assets.......................................................       $ 2,453,530         $ 2,055,478           $ 96,906
     Shares Issued and Outstanding........................................           188,161             157,722              7,537
     Net Asset Value per share............................................        $ 13.04(b)          $ 13.03(b)         $ 12.86(b)
Class J: Net Assets.......................................................     $ 227,445,493        $ 79,949,376       $ 15,165,719
     Shares Issued and Outstanding........................................        17,561,663           6,072,957          1,195,361
     Net Asset Value per share............................................        $ 12.95(b)          $ 13.16(b)         $ 12.69(b)
Institutional: Net Assets.................................................     $ 775,492,029       $ 372,868,338      $ 213,187,957
     Shares Issued and Outstanding........................................        59,760,258          28,190,905         16,555,807
     Net Asset Value per share............................................           $ 12.98             $ 13.23            $ 12.88
Preferred: Net Assets.....................................................      $ 53,480,392        $ 18,585,364        $ 7,121,178
     Shares Issued and Outstanding........................................         4,123,462           1,408,130            553,806
     Net Asset Value per share............................................           $ 12.97             $ 13.20            $ 12.86
Select: Net Assets........................................................      $ 42,283,344         $ 9,004,177        $ 3,142,890
     Shares Issued and Outstanding........................................         3,201,892             684,470            244,706
     Net Asset Value per share............................................           $ 13.21             $ 13.15            $ 12.84

(a)  Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(b)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                               Principal
                                                                                LifeTime
                                                                            Strategic Income      Real Estate      Short-Term Bond
                                                                                  Fund          Securities Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................               $ -       $ 914,257,503      $ 223,932,643
Investment in affiliated securities--at cost..............................     $ 335,570,063                 $ -                $ -

Assets                                                                     ------------------
Investment in affiliated securities--at value.............................     $ 351,212,150                   -                  -
Investment in securities--at value  ......................................                $ -  $ 1,184,358,498(a)   $ 221,074,983(a)
Cash......................................................................                 -              47,986          1,513,356
Receivables:
     Capital Shares sold..................................................                 -           1,846,324            965,597
     Dividends and interest...............................................           758,086             210,679          1,678,145
     Expense reimbursement from Manager...................................             1,162                   -                  -
     Investment securities sold...........................................                 -           6,575,144             31,924
Other assets..............................................................                 -                 176                318
Prepaid expenses..........................................................                 -                   -             11,652
                                                            Total Assets         351,971,398       1,193,038,807        225,275,975
Liabilities
Accrued management and investment advisory fees...........................             7,078             139,816             12,934
Accrued administrative service fees.......................................             1,548               3,630                180
Accrued distribution fees.................................................             8,036              25,325              6,565
Accrued service fees......................................................             1,883               4,528                228
Accrued transfer and administrative fees..................................             8,714              82,696             28,282
Accrued other expenses....................................................             5,030              19,955                  -
Payables:
     Capital Shares reacquired............................................         1,561,510              66,286            365,032
     Dividends payable....................................................                 -                   -            738,438
     Investment securities purchased......................................                 -           9,410,804                  -
     Reverse repurchase agreements........................................                 -                   -         11,329,962
     Unrealized loss on swap agreements...................................                 -                   -              7,707
Collateral obligation on securities loaned, at value......................                 -         164,502,000         15,452,000
                                                       Total Liabilities           1,593,799         174,255,040         27,941,328
Net Assets Applicable to Outstanding Shares...............................     $ 350,377,599     $ 1,018,783,767      $ 197,334,647
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 330,069,152       $ 707,685,665      $ 208,073,412
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................         3,155,604          (1,051,746)          (402,723)
Accumulated undistributed (overdistributed) net realized gain (loss)......         1,510,756          42,048,853         (7,470,675)
Net unrealized appreciation (depreciation) of investments.................        15,642,087         270,100,995         (2,865,367)
                                                        Total Net Assets       $ 350,377,599     $ 1,018,783,767      $ 197,334,647
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       430,000,000         405,000,000        405,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................      $ 14,240,989        $ 42,393,436        $ 2,053,383
     Shares Issued and Outstanding........................................         1,182,143           1,822,038            206,616
     Net Asset Value per share............................................           $ 12.05             $ 23.27             $ 9.94
Advisors Select: Net Assets...............................................      $ 20,583,219        $ 26,617,564           $ 77,518
     Shares Issued and Outstanding........................................         1,707,208           1,155,146              7,865
     Net Asset Value per share............................................           $ 12.06             $ 23.04             $ 9.86
Advisors Signature: Net Assets............................................       $ 1,669,984         $ 1,746,942           $ 48,361
     Shares Issued and Outstanding........................................           138,133              74,534              4,894
     Net Asset Value per share............................................           $ 12.09             $ 23.44             $ 9.88
Class A: Net Assets.......................................................       $ 4,741,853       $ 100,126,839      $ 101,750,338
     Shares Issued and Outstanding........................................           389,631           4,258,014         10,289,840
     Net Asset Value per share............................................           $ 12.17             $ 23.51             $ 9.89
     Maximum Offering Price...............................................         $ 12.78(b)          $ 24.94(c)         $ 10.04(d)
Class B: Net Assets.......................................................          $ 12,462        $ 25,753,928                N/A
     Shares Issued and Outstanding........................................             1,029           1,096,122
     Net Asset Value per share............................................        $ 12.11(e)          $ 23.50(e)
Class J: Net Assets.......................................................      $ 73,020,391       $ 185,368,338       $ 48,215,987
     Shares Issued and Outstanding........................................         6,052,631           7,983,208          4,871,639
     Net Asset Value per share............................................        $ 12.06(e)          $ 23.22(e)          $ 9.90(e)
Institutional: Net Assets.................................................     $ 216,283,027       $ 547,245,737       $ 38,455,737
     Shares Issued and Outstanding........................................        17,829,242          23,271,987          3,890,043
     Net Asset Value per share............................................           $ 12.13             $ 23.52             $ 9.89
Preferred: Net Assets.....................................................      $ 16,145,508        $ 78,673,525        $ 5,919,383
     Shares Issued and Outstanding........................................         1,332,962           3,394,638            599,461
     Net Asset Value per share............................................           $ 12.11             $ 23.18             $ 9.87
Select: Net Assets........................................................       $ 3,680,166        $ 10,857,458          $ 813,940
     Shares Issued and Outstanding........................................           304,810             468,836             83,028
     Net Asset Value per share............................................           $ 12.07             $ 23.16             $ 9.80

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 4.75% of the offering price or 4.99% of the net asset value.
(c)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(d)  Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.
(e)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                             SmallCap Blend     SmallCap Growth    SmallCap S&P 600
                                                                                  Fund               Fund             Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost.........................................     $ 388,564,653        $ 49,680,499      $ 401,116,722

Assets                                                                     ------------------
Investment in securities--at value  ......................................   $ 442,173,329(a)     $ 56,217,551(a)   $ 469,514,925(a)
Cash......................................................................            20,043              11,270             12,314
Receivables:
     Capital Shares sold..................................................           454,564              50,620            628,613
     Dividends and interest...............................................           179,794               6,343            156,111
     Investment securities sold...........................................        13,779,437             493,245                  -
Other assets..............................................................               730                   -                  -
                                                            Total Assets         456,607,897          56,779,029        470,311,963
Liabilities
Accrued management and investment advisory fees...........................            42,481               5,417              9,043
Accrued administrative service fees.......................................               286                  34              3,136
Accrued distribution fees.................................................            21,260               3,054              8,503
Accrued service fees......................................................               364                  42              3,949
Accrued transfer and administrative fees..................................            82,635              13,255             21,097
Accrued other expenses....................................................            13,454               6,026             11,699
Payables:
     Capital Shares reacquired............................................            20,182               9,470              6,230
     Investment securities purchased......................................        11,578,613             555,807            715,844
Collateral obligation on securities loaned, at value......................        99,897,000          12,221,000        102,013,000
                                                       Total Liabilities         111,656,275          12,814,105        102,792,501
Net Assets Applicable to Outstanding Shares...............................     $ 344,951,622        $ 43,964,924      $ 367,519,462
Net Assets Consist of:
Capital Shares and additional paid-in-capital.............................     $ 275,929,780        $ 38,145,820      $ 287,337,685
Accumulated undistributed (overdistributed) net investment income
(operating loss)..........................................................           (79,258)           (174,325)           608,805
Accumulated undistributed (overdistributed) net realized gain (loss)......        15,492,424            (543,623)        11,174,769
Net unrealized appreciation (depreciation) of investments.................        53,608,676           6,537,052         68,398,203
                                                        Total Net Assets       $ 344,951,622        $ 43,964,924      $ 367,519,462
Capital Stock (par value: $.01 a share):
Shares authorized.........................................................       405,000,000         305,000,000        305,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets............................................       $ 1,882,800            $ 70,183       $ 31,140,274
     Shares Issued and Outstanding........................................           106,735               7,476          1,643,394
     Net Asset Value per share............................................           $ 17.64              $ 9.39            $ 18.95
Advisors Select: Net Assets...............................................       $ 2,813,124           $ 726,902       $ 21,302,423
     Shares Issued and Outstanding........................................           160,660              78,054          1,131,549
     Net Asset Value per share............................................           $ 17.51              $ 9.31            $ 18.83
Advisors Signature: Net Assets............................................         $ 133,685            $ 30,317          $ 970,139
     Shares Issued and Outstanding........................................             7,600               3,294             52,066
     Net Asset Value per share............................................           $ 17.59              $ 9.20            $ 18.63
Class A: Net Assets.......................................................     $ 115,852,542                 N/A                N/A
     Shares Issued and Outstanding........................................         6,529,327
     Net Asset Value per share............................................           $ 17.74
     Maximum Offering Price...............................................         $ 18.82(b)
Class B: Net Assets.......................................................      $ 27,768,308                 N/A                N/A
     Shares Issued and Outstanding........................................         1,576,110
     Net Asset Value per share............................................        $ 17.62(c)
Class J: Net Assets.......................................................     $ 148,391,139        $ 36,630,245       $ 72,144,246
     Shares Issued and Outstanding........................................         8,671,866           4,130,338          3,964,708
     Net Asset Value per share............................................        $ 17.11(c)           $ 8.87(c)         $ 18.20(c)
Institutional: Net Assets.................................................      $ 40,369,235         $ 6,120,907      $ 154,004,691
     Shares Issued and Outstanding........................................         2,262,779             655,906          8,226,047
     Net Asset Value per share............................................           $ 17.84              $ 9.33            $ 18.72
Preferred: Net Assets.....................................................       $ 7,515,226           $ 338,499       $ 76,577,292
     Shares Issued and Outstanding........................................           418,684              35,383          4,015,586
     Net Asset Value per share............................................           $ 17.95              $ 9.57            $ 19.07
Select: Net Assets........................................................         $ 225,563            $ 47,871       $ 11,380,397
     Shares Issued and Outstanding........................................            12,639               5,021            597,345
     Net Asset Value per share............................................           $ 17.85              $ 9.53            $ 19.05

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

====================================================================================================================================
                                                                                                                   Ultra Short Bond
                                                                                              SmallCap Value Fund        Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment in securities--at cost............................................................      $ 185,078,546      $ 251,753,560

Assets                                                                                        -------------------
Investment in securities--at value  .........................................................    $ 204,506,239(a)   $ 251,708,705(a)
Cash.........................................................................................             21,519            275,760
Receivables:
     Capital Shares sold.....................................................................            366,191          1,200,474
     Dividends and interest..................................................................             92,044          2,142,829
     Expense reimbursement from Manager......................................................                982              1,275
     Investment securities sold..............................................................          2,267,472             84,233
Prepaid expenses.............................................................................                  -              3,675
                                                                               Total Assets          207,254,447        255,416,951
Liabilities
Accrued management and investment advisory fees..............................................             21,285             16,034
Accrued administrative service fees..........................................................                703                869
Accrued distribution fees....................................................................              6,043              3,781
Accrued service fees.........................................................................                867              1,134
Accrued transfer and administrative fees.....................................................             18,177             14,776
Accrued other expenses.......................................................................              2,369                  -
Payables:
     Capital Shares reacquired...............................................................              6,576             15,403
     Dividends payable.......................................................................                  -            846,963
     Investment securities purchased.........................................................          1,251,524          2,500,000
     Variation margin on futures contracts ..................................................                  -             16,250
Collateral obligation on securities loaned, at value.........................................         32,298,000          6,779,000
                                                                          Total Liabilities           33,605,544         10,194,210
Net Assets Applicable to Outstanding Shares..................................................      $ 173,648,903      $ 245,222,741
Net Assets Consist of:
Capital Shares and additional paid-in-capital................................................      $ 145,945,041      $ 245,274,141
Accumulated undistributed (overdistributed) net investment income (operating loss)...........             51,205                  -
Accumulated undistributed (overdistributed) net realized gain (loss).........................          8,224,964            (55,295)
Net unrealized appreciation (depreciation) of investments....................................         19,427,693              3,895
                                                                           Total Net Assets        $ 173,648,903      $ 245,222,741
Capital Stock (par value: $.01 a share):
Shares authorized............................................................................        405,000,000        645,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets...............................................................        $ 7,825,324        $ 2,661,450
     Shares Issued and Outstanding...........................................................            413,090            265,981
     Net Asset Value per share...............................................................            $ 18.94            $ 10.01
Advisors Select: Net Assets..................................................................        $ 5,462,032        $ 9,753,852
     Shares Issued and Outstanding...........................................................            290,805            976,926
     Net Asset Value per share...............................................................            $ 18.78             $ 9.98
Advisors Signature: Net Assets...............................................................          $ 819,624           $ 10,362
     Shares Issued and Outstanding...........................................................             43,554              1,038
     Net Asset Value per share...............................................................            $ 18.82             $ 9.98
Class A: Net Assets..........................................................................        $ 5,199,215        $ 5,219,714
     Shares Issued and Outstanding...........................................................            274,583            519,258
     Net Asset Value per share...............................................................            $ 18.93            $ 10.05
     Maximum Offering Price..................................................................          $ 20.08(b)         $ 10.15(c)
Class B: Net Assets..........................................................................        $ 1,231,083                N/A
     Shares Issued and Outstanding...........................................................             64,982
     Net Asset Value per share...............................................................         $ 18.94(d)
Class J: Net Assets..........................................................................       $ 60,523,784       $ 37,439,311
     Shares Issued and Outstanding...........................................................          3,287,959          3,749,566
     Net Asset Value per share...............................................................         $ 18.41(d)          $ 9.98(d)
Institutional: Net Assets....................................................................       $ 76,556,442      $ 163,240,325
     Shares Issued and Outstanding...........................................................          4,034,424         16,236,036
     Net Asset Value per share...............................................................            $ 18.98            $ 10.05
Preferred: Net Assets........................................................................       $ 13,803,518       $ 26,887,193
     Shares Issued and Outstanding...........................................................            722,599          2,693,513
     Net Asset Value per share...............................................................            $ 19.10             $ 9.98
Select: Net Assets...........................................................................        $ 2,227,881           $ 10,534
     Shares Issued and Outstanding...........................................................            117,073              1,057
     Net Asset Value per share...............................................................            $ 19.03             $ 9.97

(a)  Includes fair market value of securities loaned, see "Securities Lending" in Notes to Financial Statements.
(b)  Maximum offering price equals net asset value plus a front-end sales charge of 5.75% of the offering price or 6.10% of the net asset value.
(c)  Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.
(d)  Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                         Bond & Mortgage        Disciplined          Diversified
                                                                         Securities Fund    LargeCap Blend Fund   International Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................                 $ -          $ 7,007,322       $ 6,154,735
     Withholding tax on foreign dividends.............................                   -                    -          (852,025)
     Interest.........................................................          38,232,271              508,673           146,895
     Securities lending...............................................              53,925                2,911             7,228
                                                          Total Income          38,286,196            7,518,906         5,456,833
Expenses:
     Management and investment advisory fees..........................           3,957,535            2,260,156         2,713,247
     Distribution fees - Advisors Preferred...........................              47,196                  968            28,168
     Distribution fees - Advisors Select..............................              60,364                1,219            17,668
     Distribution fees - Advisors Signature...........................               4,227                  159             2,003
     Distribution fees - Class A......................................             244,308              128,635           421,894
     Distribution fees - Class B......................................             122,974               54,573           185,277
     Distribution fees - Class J......................................             543,254                  N/A           328,747
     Distribution fees - Select.......................................               6,197                  862             1,338
     Administrative service fees - Advisors Preferred.................              28,317                  581            16,901
     Administrative service fees - Advisors Select....................              40,243                  813            11,779
     Administrative service fees - Advisors Signature.................               3,382                  127             1,602
     Administrative service fees - Preferred..........................              40,054                  160            15,713
     Administrative service fees - Select.............................               8,056                1,120             1,740
     Registration fees - Class A......................................               9,257                9,873             9,877
     Registration fees - Class B......................................              10,072                9,889             9,878
     Registration fees - Class J......................................              14,847                  N/A            10,949
     Service fees - Advisors Preferred................................              32,093                  659            19,155
     Service fees - Advisors Select...................................              50,303                1,016            14,723
     Service fees - Advisors Signature................................               3,019                  113             1,431
     Service fees - Preferred.........................................              54,620                  218            21,427
     Service fees - Select............................................               9,296                1,293             2,007
     Shareholder reports - Class A....................................               7,760                4,786            14,089
     Shareholder reports - Class B....................................               2,146                  986             2,716
     Shareholder reports - Class J....................................              22,170                  N/A            13,959
     Transfer and administrative fees - Class A.......................             199,248              134,572           368,453
     Transfer and administrative fees - Class B.......................              57,460               31,662            85,090
     Transfer and administrative fees - Class J.......................             202,898                  N/A           108,998
     Other expenses...................................................               3,523                1,680             1,344
     Reverse repurchase agreement interest expense....................             694,601                    -                 -
                                                  Total Gross Expenses           6,479,420            2,646,120         4,430,173
     Less: Reimbursement from Manager - Class A.......................             194,518                    -                 -
     Less: Reimbursement from Manager - Class B.......................              61,333                    -                 -
     Less: Reimbursement from Manager - Class J.......................              26,858                  N/A                 -
                                                    Total Net Expenses           6,196,711            2,646,120         4,430,173
                                Net Investment Income (Operating Loss)          32,089,485            4,872,786         1,026,660

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions ( net of foreign taxes of $0, $0 and
$3,135 respectively)..................................................          (7,408,054)          21,986,054        65,378,553
     Foreign currency transactions....................................                   -                    -          (151,056)
     Futures contracts................................................            (135,351)           1,672,811                 -
     Swap agreements..................................................          (1,172,118)                   -                 -
Change in unrealized appreciation/depreciation of:
     Investments......................................................         (17,026,367)          36,540,452        92,112,839
     Futures contracts................................................              19,610              (42,775)                -
     Swap agreements..................................................              48,036                    -                 -
     Translation of assets and liabilities in foreign currencies......                   -                    -            60,247
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         (25,674,244)          60,156,542       157,400,583
       Net Increase (Decrease) in Net Assets Resulting from Operations         $ 6,415,241         $ 65,029,328     $ 158,427,243

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                                               High Quality
                                                                        Government & High   Intermediate Term
                                                                        Quality Bond Fund       Bond Fund         High Yield Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Interest........................................................        $  9,892,100         $  3,077,833      $  2,987,044
     Securities lending..............................................              12,505                8,345             2,302
                                                          Total Income          9,904,605            3,086,178         2,989,346
Expenses:
     Management and investment advisory fees.........................             829,995              235,510           251,018
     Distribution fees - Advisors Preferred..........................               8,093               54,504               N/A
     Distribution fees - Advisors Select.............................              11,372                6,814               N/A
     Distribution fees - Advisors Signature..........................                 569                  462               N/A
     Distribution fees - Class A.....................................             322,643                  N/A               N/A
     Distribution fees - Class B.....................................             210,005                  N/A               N/A
     Distribution fees - Class J.....................................             267,633               91,781               N/A
     Distribution fees - Select......................................               1,024                  481               N/A
     Administrative service fees - Advisors Preferred................               4,856               32,703               N/A
     Administrative service fees - Advisors Select...................               7,582                4,542               N/A
     Administrative service fees - Advisors Signature................                 455                  369               N/A
     Administrative service fees - Preferred.........................               6,263               14,935               N/A
     Administrative service fees - Select............................               1,331                  626               N/A
     Registration fees - Class A.....................................               9,721                  N/A               N/A
     Registration fees - Class B.....................................              10,139                  N/A               N/A
     Registration fees - Class J.....................................               5,570               12,303               N/A
     Service fees - Advisors Preferred...............................               5,503               37,063               N/A
     Service fees - Advisors Select..................................               9,477                5,678               N/A
     Service fees - Advisors Signature...............................                 406                  329               N/A
     Service fees - Preferred........................................               8,541               20,366               N/A
     Service fees - Select...........................................               1,536                  722               N/A
     Shareholder reports - Class A...................................               6,807                  N/A               N/A
     Shareholder reports - Class B...................................               2,044                  N/A               N/A
     Shareholder reports - Class J...................................              11,339                3,329               N/A
     Transfer and administrative fees - Class A......................             208,834                  N/A               N/A
     Transfer and administrative fees - Class B......................              62,602                  N/A               N/A
     Transfer and administrative fees - Class J......................             100,777               47,679               N/A
     Other expenses..................................................                 952                  277               358
     Reverse repurchase agreement interest expense...................             232,770              252,111                 -
                                                  Total Gross Expenses          2,348,839              822,584           251,376
     Less: Reimbursement from Manager - Class J......................                   -               59,393               N/A
                                                    Total Net Expenses          2,348,839              763,191           251,376
                                Net Investment Income (Operating Loss)          7,555,766            2,322,987         2,737,970

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          (2,662,157)            (377,365)           76,178
     Futures contracts...............................................             160,281              (16,554)                -
     Swap agreements.................................................             123,458              (64,628)                -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          (3,741,662)          (1,599,192)          780,388
     Futures contracts...............................................             126,860                    -                 -
     Swap agreements.................................................             353,707               47,540                 -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         (5,639,513)          (2,010,199)          856,566
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 1,916,253            $ 312,788       $ 3,594,536

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                                               International
                                                                            Inflation         Emerging Markets   International
                                                                         Protection Fund            Fund          Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................                 $ -          $ 2,355,217       $ 9,628,720
     Withholding tax on foreign dividends.............................                   -             (170,967)       (1,281,936)
     Interest.........................................................           2,314,821               72,225           234,191
     Securities lending...............................................                 839                5,506             4,820
                                                          Total Income           2,315,660            2,261,981         8,585,795
Expenses:
     Management and investment advisory fees..........................             169,124            1,271,916         4,426,259
     Distribution fees - Advisors Preferred...........................                 489                4,329            19,458
     Distribution fees - Advisors Select..............................                 488                1,942            16,447
     Distribution fees - Advisors Signature...........................                  49                  789             2,464
     Distribution fees - Class A......................................               3,151               79,814               N/A
     Distribution fees - Class B......................................                 N/A               54,771               N/A
     Distribution fees - Class J......................................              10,927              244,914           130,613
     Distribution fees - Select.......................................                 203                  275             5,444
     Administrative service fees - Advisors Preferred.................                 293                2,597            11,675
     Administrative service fees - Advisors Select....................                 326                1,295            10,965
     Administrative service fees - Advisors Signature.................                  39                  631             1,971
     Administrative service fees - Preferred..........................                  42                4,127             5,671
     Administrative service fees - Select.............................                 264                  357             7,077
     Registration fees - Class A......................................               9,892                9,874               N/A
     Registration fees - Class B......................................                 N/A                9,891               N/A
     Registration fees - Class J......................................               9,918               10,161             8,996
     Service fees - Advisors Preferred................................                 332                2,944            13,231
     Service fees - Advisors Select...................................                 407                1,619            13,706
     Service fees - Advisors Signature................................                  35                  563             1,760
     Service fees - Preferred.........................................                  57                5,627             7,733
     Service fees - Select............................................                 305                  412             8,166
     Shareholder reports - Class A....................................                  81                2,929               N/A
     Shareholder reports - Class B....................................                 N/A                  806               N/A
     Shareholder reports - Class J....................................                 678                9,696             6,136
     Transfer and administrative fees - Class A.......................               8,060               91,309               N/A
     Transfer and administrative fees - Class B.......................                 N/A               28,320               N/A
     Transfer and administrative fees - Class J.......................               8,316               82,711            53,211
     Other expenses...................................................                 201                  424             1,964
     Reverse repurchase agreement interest expense....................             589,266                    -                 -
                                                  Total Gross Expenses             812,943            1,925,043         4,752,947
     Less: Reimbursement from Manager - Class A.......................              31,085                    -               N/A
     Less: Reimbursement from Manager - Class J.......................              41,223                    -                 -
                                                    Total Net Expenses             740,635            1,925,043         4,752,947
                                Net Investment Income (Operating Loss)           1,575,025              336,938         3,832,848

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................            (526,505)                   -        74,535,673
     Investment transactions ( net of foreign taxes of $0, $76,937
and $0, respectively).................................................                   -           23,648,424                 -
     Foreign currency transactions....................................                   -             (159,085)         (195,374)
     Swap agreements..................................................               7,849                    -                 -
Change in unrealized appreciation/depreciation of:
     Investments......................................................          (1,954,399)          39,988,482       131,743,860
     Swap agreements..................................................            (112,783)                   -                 -
     Translation of assets and liabilities in foreign currencies......                   -               16,466           109,178
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies          (2,585,838)          63,494,287       206,193,337
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ (1,010,813)        $ 63,831,225     $ 210,026,185

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)

                                                                                              LargeCap S&P 500
                                                                       LargeCap Growth Fund      Index Fund      LargeCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 3,408,579          $ 7,520,680      $ 7,228,349
     Interest.........................................................             781,562              491,268          309,773
     Securities lending...............................................               4,782               17,276            3,735
                                                          Total Income           4,194,923            8,029,224        7,541,857
Expenses:
     Management and investment advisory fees..........................           1,988,277              591,767        1,326,140
     Distribution fees - Advisors Preferred...........................              22,990              140,295            1,693
     Distribution fees - Advisors Select..............................               7,454               92,542            6,355
     Distribution fees - Advisors Signature...........................               4,952                8,106              674
     Distribution fees - Class A......................................             359,536               56,353          342,590
     Distribution fees - Class B......................................             123,405                  N/A           70,573
     Distribution fees - Class J......................................              63,198              823,571           83,506
     Distribution fees - Select.......................................               3,790               11,045              440
     Administrative service fees - Advisors Preferred.................              13,794               84,177            1,016
     Administrative service fees - Advisors Select....................               4,970               61,695            4,236
     Administrative service fees - Advisors Signature.................               3,962                6,485              539
     Administrative service fees - Preferred..........................               8,192               96,444            3,645
     Administrative service fees - Select.............................               4,927               14,359              573
     Registration fees - Class A......................................               9,864                9,886            9,864
     Registration fees - Class B......................................               9,887                  N/A            9,885
     Registration fees - Class J......................................               7,565               16,338            8,182
     Service fees - Advisors Preferred................................              15,633               95,400            1,151
     Service fees - Advisors Select...................................               6,212               77,118            5,296
     Service fees - Advisors Signature................................               3,537                5,790              481
     Service fees - Preferred.........................................              11,171              131,515            4,970
     Service fees - Select............................................               5,686               16,568              661
     Shareholder reports - Class A....................................              15,810                3,962           10,614
     Shareholder reports - Class B....................................               2,940                  N/A            1,886
     Shareholder reports - Class J....................................               3,676               34,970            3,995
     Transfer and administrative fees - Class A.......................             416,585              115,894          268,914
     Transfer and administrative fees - Class B.......................              84,354                  N/A           53,769
     Transfer and administrative fees - Class J.......................              30,326              252,904           33,474
     Other expenses...................................................               1,969                1,761            1,330
                                                        Total Expenses           3,234,662            2,748,945        2,256,452
                                Net Investment Income (Operating Loss)             960,261            5,280,279        5,285,405

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................          23,579,967              848,056       17,511,516
     Futures contracts................................................                   -            1,507,557          672,017
Change in unrealized appreciation/depreciation of:
     Investments......................................................          37,621,434           60,926,116       45,046,435
     Futures contracts................................................                   -              316,538          313,975
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies          61,201,401           63,598,267       63,543,943
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 62,161,662         $ 68,878,546     $ 68,829,348

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                                                                   MidCap S&P 400
                                                                        MidCap Blend Fund   MidCap Growth Fund       Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 5,401,453             $ 33,342         $ 737,831
     Interest........................................................              74,754               23,490            81,805
     Securities lending..............................................              21,734                  379            83,052
                                                          Total Income          5,497,941               57,211           902,688
Expenses:
     Management and investment advisory fees.........................           2,486,526               81,302            93,755
     Distribution fees - Advisors Preferred..........................               6,108                1,721            27,963
     Distribution fees - Advisors Select.............................               4,393                2,737            31,311
     Distribution fees - Advisors Signature..........................                 586                   81             2,188
     Distribution fees - Class A.....................................             743,382                  N/A               N/A
     Distribution fees - Class B.....................................             232,190                  N/A               N/A
     Distribution fees - Class J.....................................             325,156               53,613            78,499
     Distribution fees - Select......................................               1,568                   21             3,810
     Administrative service fees - Advisors Preferred................               3,665                1,033            16,778
     Administrative service fees - Advisors Select...................               2,929                1,825            20,874
     Administrative service fees - Advisors Signature................                 468                   65             1,750
     Administrative service fees - Preferred.........................              13,260                  132            21,272
     Administrative service fees - Select............................               2,038                   27             4,953
     Registration fees - Class A.....................................               9,900                  N/A               N/A
     Registration fees - Class B.....................................               9,874                  N/A               N/A
     Registration fees - Class J.....................................              11,366                6,542             8,284
     Service fees - Advisors Preferred...............................               4,153                1,170            19,014
     Service fees - Advisors Select..................................               3,661                2,281            26,092
     Service fees - Advisors Signature...............................                 419                   58             1,563
     Service fees - Preferred........................................              18,082                  181            29,007
     Service fees - Select...........................................               2,351                   31             5,716
     Shareholder reports - Class A...................................              20,928                  N/A               N/A
     Shareholder reports - Class B...................................               4,422                  N/A               N/A
     Shareholder reports - Class J...................................              14,469                3,046             3,517
     Transfer and administrative fees - Class A......................             545,698                  N/A               N/A
     Transfer and administrative fees - Class B......................             128,228                  N/A               N/A
     Transfer and administrative fees - Class J......................             117,639               26,653            29,362
     Other expenses..................................................               1,749                   79               287
                                                  Total Gross Expenses          4,715,208              182,598           425,995
     Less: Reimbursement from Manager - Class A......................             308,319                  N/A               N/A
     Less: Reimbursement from Manager - Class B......................             132,897                  N/A               N/A
                                                    Total Net Expenses          4,273,992              182,598           425,995
                                Net Investment Income (Operating Loss)          1,223,949             (125,387)          476,693

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          43,034,036            1,451,834         3,819,223
     Futures contracts...............................................                   -                    -           382,605
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          25,420,762            2,338,980        11,936,841
     Futures contracts...............................................                   -                    -            70,175
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         68,454,798            3,790,814        16,208,844
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 69,678,747          $ 3,665,427      $ 16,685,537

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                                                                Partners Global
                                                                        MidCap Value Fund    Money Market Fund    Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 1,390,618                  $ -         $ 170,869
     Withholding tax on foreign dividends.............................                   -                    -           (17,265)
     Interest.........................................................              29,243           14,290,866             5,080
     Securities lending...............................................              13,566                    -                78
                                                          Total Income           1,433,427           14,290,866           158,762
Expenses:
     Management and investment advisory fees..........................             414,713            1,285,773            83,451
     Distribution fees - Advisors Preferred...........................                 641               13,203               648
     Distribution fees - Advisors Select..............................                 975               20,421               362
     Distribution fees - Advisors Signature...........................                  64                5,120               220
     Distribution fees - Class B......................................                 N/A                8,175               N/A
     Distribution fees - Class J......................................             298,453              175,489               N/A
     Distribution fees - Select.......................................                 317                1,268               425
     Administrative service fees - Advisors Preferred.................                 385                7,922               389
     Administrative service fees - Advisors Select....................                 650               13,614               241
     Administrative service fees - Advisors Signature.................                  51                4,096               176
     Administrative service fees - Preferred..........................                 575               15,977               314
     Administrative service fees - Select.............................                 413                1,649               552
     Registration fees - Class A......................................                 N/A               24,793               N/A
     Registration fees - Class B......................................                 N/A               16,667               N/A
     Registration fees - Class J......................................              11,756               16,981               N/A
     Service fees - Advisors Preferred................................                 436                8,978               441
     Service fees - Advisors Select...................................                 813               17,018               302
     Service fees - Advisors Signature................................                  46                3,657               158
     Service fees - Preferred.........................................                 784               21,787               428
     Service fees - Select............................................                 476                1,902               637
     Shareholder reports - Class A....................................                 N/A                5,998               N/A
     Shareholder reports - Class B....................................                 N/A                   98               N/A
     Shareholder reports - Class J....................................              10,671               11,155               N/A
     Transfer and administrative fees - Class A.......................                 N/A              257,798               N/A
     Transfer and administrative fees - Class B.......................                 N/A                8,979               N/A
     Transfer and administrative fees - Class J.......................             107,986              274,710               N/A
     Other expenses...................................................                 298                1,469                51
                                                  Total Gross Expenses             850,503            2,224,697            88,795
     Less: Reimbursement from Manager - Class B.......................                 N/A                7,202               N/A
                                                    Total Net Expenses             850,503            2,217,495            88,795
                                Net Investment Income (Operating Loss)             582,924           12,073,371            69,967

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................           4,157,499                    -           379,078
     Foreign currency transactions....................................                   -                    -            (2,851)
Change in unrealized appreciation/depreciation of:
     Investments......................................................           8,281,758                              2,240,620
     Translation of assets and liabilities in foreign currencies......                   -                    -             3,881
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies          12,439,257                    -         2,620,728
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 13,022,181         $ 12,073,371       $ 2,690,695

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                             Partners        Partners LargeCap    Partners LargeCap
                                                                        International Fund       Blend Fund          Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 8,149,734          $ 8,365,103       $ 1,880,427
     Withholding tax on foreign dividends.............................            (910,446)                   -                 -
     Interest.........................................................             197,059               78,412            17,130
     Securities lending...............................................               1,706               82,770             3,008
                                                          Total Income           7,438,053            8,526,285         1,900,565
Expenses:
     Management and investment advisory fees..........................           3,645,467            3,153,104           455,754
     Distribution fees - Advisors Preferred...........................              13,844               34,955             2,029
     Distribution fees - Advisors Select..............................              16,021               45,091             5,257
     Distribution fees - Advisors Signature...........................               1,633                1,621               379
     Distribution fees - Class A......................................                 N/A               68,765           186,035
     Distribution fees - Class B......................................                 N/A              104,322            77,082
     Distribution fees - Class J......................................                 N/A              198,201            95,799
     Distribution fees - Select.......................................               3,927                4,898             1,027
     Administrative service fees - Advisors Preferred.................               8,307               20,973             1,217
     Administrative service fees - Advisors Select....................              10,681               30,061             3,505
     Administrative service fees - Advisors Signature.................               1,306                1,297               303
     Administrative service fees - Preferred..........................              10,357               24,028             2,068
     Administrative service fees - Select.............................               5,105                6,367             1,335
     Registration fees - Class A......................................                 N/A                9,892             9,885
     Registration fees - Class B......................................                 N/A                9,883             9,894
     Registration fees - Class J......................................                 N/A                8,904             7,988
     Service fees - Advisors Preferred................................               9,414               23,770             1,379
     Service fees - Advisors Select...................................              13,351               37,575             4,381
     Service fees - Advisors Signature................................               1,166                1,158               271
     Service fees - Preferred.........................................              14,124               32,766             2,820
     Service fees - Select............................................               5,891                7,347             1,540
     Shareholder reports - Class A....................................                 N/A                2,873             9,379
     Shareholder reports - Class B....................................                 N/A                1,289             2,058
     Shareholder reports - Class J....................................                 N/A                7,131             3,014
     Transfer and administrative fees - Class A.......................                 N/A               96,502           237,693
     Transfer and administrative fees - Class B.......................                 N/A               39,705            57,087
     Transfer and administrative fees - Class J.......................                 N/A               59,730            27,064
     Other expenses...................................................               1,476                1,913               468
                                                        Total Expenses           3,762,070            4,034,121         1,206,711
                                Net Investment Income (Operating Loss)           3,675,983            4,492,164           693,854

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................          31,800,014           23,371,758         6,949,387
     Foreign currency transactions....................................          (1,100,963)                   -                 -
     Futures contracts................................................           2,363,160              196,392            43,746
Change in unrealized appreciation/depreciation of:
     Investments......................................................          98,022,484           47,388,201        10,660,780
     Futures contracts................................................            (298,754)             241,750             1,322
     Translation of assets and liabilities in foreign currencies......           1,711,908                    -                 -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         132,497,849           71,198,101        17,655,235
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 136,173,832         $ 75,690,265      $ 18,349,089

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                         Partners LargeCap    Partners LargeCap   Partners LargeCap
                                                                           Growth Fund         Growth Fund I        Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends........................................................         $ 2,059,148          $ 7,834,303        $ 3,888,256
     Interest.........................................................              80,780              290,693            174,768
     Securities lending...............................................               4,971              345,407                  -
                                                          Total Income           2,144,899            8,470,403          4,063,024
Expenses:
     Management and investment advisory fees..........................           1,524,340            3,707,221          4,231,909
     Distribution fees - Advisors Preferred...........................               2,551               37,827             11,219
     Distribution fees - Advisors Select..............................               3,837               34,241             21,726
     Distribution fees - Advisors Signature...........................                 643                  804                666
     Distribution fees - Class A......................................                 N/A               63,216                361
     Distribution fees - Class B......................................                 N/A               69,337                N/A
     Distribution fees - Class J......................................              23,248               79,558             29,171
     Distribution fees - Select.......................................                   9                2,999             10,472
     Administrative service fees - Advisors Preferred.................               1,530               22,697              6,731
     Administrative service fees - Advisors Select....................               2,558               22,827             14,484
     Administrative service fees - Advisors Signature.................                 514                  643                533
     Administrative service fees - Preferred..........................                  18               18,150             11,640
     Administrative service fees - Select.............................                  12                3,899             13,613
     Registration fees - Class A......................................                 N/A                9,871              9,893
     Registration fees - Class B......................................                 N/A                9,881                N/A
     Registration fees - Class J......................................               6,249                7,926              7,540
     Service fees - Advisors Preferred................................               1,734               25,723              7,629
     Service fees - Advisors Select...................................               3,198               28,534             18,105
     Service fees - Advisors Signature................................                 459                  574                476
     Service fees - Preferred.........................................                  24               24,750             15,872
     Service fees - Select............................................                  14                4,498             15,708
     Shareholder reports - Class A....................................                 N/A                3,927                 39
     Shareholder reports - Class B....................................                 N/A                1,367                N/A
     Shareholder reports - Class J....................................               1,370                4,439              1,354
     Transfer and administrative fees - Class A.......................                 N/A              115,230              5,760
     Transfer and administrative fees - Class B.......................                 N/A               40,613                N/A
     Transfer and administrative fees - Class J.......................              14,914               35,876             15,247
     Other expenses...................................................                 713                2,255              1,913
                                                  Total Gross Expenses           1,587,935            4,378,883          4,452,061
     Less: Reimbursement from Manager - Class A.......................                 N/A                    -             15,037
     Less: Reimbursement from Manager - Class J.......................              10,918                    -              9,062
                                                    Total Net Expenses           1,577,017            4,378,883          4,427,962
                                Net Investment Income (Operating Loss)             567,882            4,091,520           (364,938)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions..........................................          12,665,669           50,153,834         43,627,148
     Foreign currency transactions....................................                   -                    -            (88,539)
     Futures contracts................................................           1,029,216                    -             41,379
Change in unrealized appreciation/depreciation of:
     Investments......................................................           2,481,944          (10,605,125)         9,298,382
     Futures contracts................................................             (30,048)                   -             34,694
     Translation of assets and liabilities in foreign currencies......                   -                    -           (590,873)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies          16,146,781           39,548,709         52,322,191
       Net Increase (Decrease) in Net Assets Resulting from Operations        $ 16,714,663         $ 43,640,229       $ 51,957,253

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                        Partners LargeCap   Partners LargeCap    Partners LargeCap
                                                                           Value Fund          Value Fund I        Value Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................        $ 23,910,113          $ 3,656,821       $ 2,693,877
     Interest........................................................             708,815              116,950            57,406
     Securities lending..............................................              19,248                4,418             4,290
                                                          Total Income         24,638,176            3,778,189         2,755,573
Expenses:
     Management and investment advisory fees.........................           7,481,559            1,386,391           875,269
     Distribution fees - Advisors Preferred..........................              85,422                2,728               867
     Distribution fees - Advisors Select.............................              71,087                2,487               267
     Distribution fees - Advisors Signature..........................               4,159                1,502               165
     Distribution fees - Class A.....................................              72,279                  N/A               N/A
     Distribution fees - Class B.....................................              85,775                  N/A               N/A
     Distribution fees - Class J.....................................             191,898                  N/A               N/A
     Distribution fees - Select......................................              13,475                  142               167
     Administrative service fees - Advisors Preferred................              51,253                1,637               521
     Administrative service fees - Advisors Select...................              47,392                1,658               178
     Administrative service fees - Advisors Signature................               3,327                1,202               132
     Administrative service fees - Preferred.........................              43,782                2,328               739
     Administrative service fees - Select............................              17,517                  184               217
     Registration fees - Class A.....................................               9,883                  N/A               N/A
     Registration fees - Class B.....................................               9,882                  N/A               N/A
     Registration fees - Class J.....................................               9,646                  N/A               N/A
     Service fees - Advisors Preferred...............................              58,086                1,855               590
     Service fees - Advisors Select..................................              59,239                2,073               223
     Service fees - Advisors Signature...............................               2,971                1,073               118
     Service fees - Preferred........................................              59,704                3,175             1,008
     Service fees - Select...........................................              20,212                  213               250
     Shareholder reports - Class A...................................               3,045                  N/A               N/A
     Shareholder reports - Class B...................................               1,278                  N/A               N/A
     Shareholder reports - Class J...................................               7,568                  N/A               N/A
     Transfer and administrative fees - Class A......................              93,070                  N/A               N/A
     Transfer and administrative fees - Class B......................              41,023                  N/A               N/A
     Transfer and administrative fees - Class J......................              63,056                  N/A               N/A
     Other expenses..................................................               4,291                  773               474
                                                        Total Expenses          8,611,879            1,409,421           881,185
                                Net Investment Income (Operating Loss)         16,026,297            2,368,768         1,874,388

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          69,533,881            3,016,748         1,858,261
     Futures contracts...............................................             496,519                    -                 -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................         146,434,194           32,499,297        15,396,284
     Futures contracts...............................................             179,254                    -                 -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies        216,643,848           35,516,045        17,254,545
       Net Increase (Decrease) in Net Assets Resulting from Operations      $ 232,670,145         $ 37,884,813      $ 19,128,933

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                         Partners MidCap     Partners MidCap   Partners MidCap
                                                                           Growth Fund        Growth Fund I     Growth Fund II
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 2,204,973          $ 1,334,330       $ 2,845,456
     Interest........................................................             144,311               25,638           109,806
     Securities lending..............................................             143,309                8,553            25,125
                                                          Total Income          2,492,593            1,368,521         2,980,387
Expenses:
     Management and investment advisory fees.........................           2,237,461            1,421,624         2,669,971
     Distribution fees - Advisors Preferred..........................              26,962                2,719             5,199
     Distribution fees - Advisors Select.............................              17,177                1,052             2,051
     Distribution fees - Advisors Signature..........................                 587                  278               997
     Distribution fees - Class A.....................................              36,134                1,458               N/A
     Distribution fees - Class B.....................................              53,303                  N/A               N/A
     Distribution fees - Class J.....................................              65,505                  N/A               N/A
     Distribution fees - Select......................................               5,344                  286               786
     Administrative service fees - Advisors Preferred................              16,177                1,631             3,119
     Administrative service fees - Advisors Select...................              11,451                  701             1,367
     Administrative service fees - Advisors Signature................                 470                  223               798
     Administrative service fees - Preferred.........................              13,405                1,023             1,540
     Administrative service fees - Select............................               6,947                  372             1,023
     Registration fees - Class A.....................................               9,890                9,893               N/A
     Registration fees - Class B.....................................               9,886                  N/A               N/A
     Registration fees - Class J.....................................               7,019                  N/A               N/A
     Service fees - Advisors Preferred...............................              18,334                1,849             3,535
     Service fees - Advisors Select..................................              14,314                  876             1,709
     Service fees - Advisors Signature...............................                 419                  199               712
     Service fees - Preferred........................................              18,280                1,394             2,100
     Service fees - Select...........................................               8,016                  429             1,180
     Shareholder reports - Class A...................................               2,002                   37               N/A
     Shareholder reports - Class B...................................                 745                  N/A               N/A
     Shareholder reports - Class J...................................               3,243                  N/A               N/A
     Transfer and administrative fees - Class A......................              62,832                6,302               N/A
     Transfer and administrative fees - Class B......................              24,361                  N/A               N/A
     Transfer and administrative fees - Class J......................              28,812                  N/A               N/A
     Other expenses..................................................                 988                  830             1,183
                                                  Total Gross Expenses          2,700,064            1,453,176         2,697,270
     Less: Reimbursement from Manager - Class A......................               2,291               13,642               N/A
     Less: Reimbursement from Manager - Class B......................               2,054                  N/A               N/A
                                                    Total Net Expenses          2,695,719            1,439,534         2,697,270
                                Net Investment Income (Operating Loss)           (203,126)             (71,013)          283,117

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          21,574,335           19,254,738        38,011,651
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          53,295,496           20,679,724        46,966,678
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         74,869,831           39,934,462        84,978,329
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 74,666,705         $ 39,863,449      $ 85,261,446

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                         Partners MidCap     Partners MidCap     Partners SmallCap
                                                                           Value Fund          Value Fund I          Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 4,698,528          $ 4,874,896      $ 1,316,278
     Interest........................................................             194,996              156,650           23,405
     Securities lending..............................................             115,712                8,778           51,265
                                                          Total Income          5,009,236            5,040,324        1,390,948
Expenses:
     Management and investment advisory fees.........................           3,028,595            2,966,025        1,248,048
     Distribution fees - Advisors Preferred..........................              30,856                6,058            3,971
     Distribution fees - Advisors Select.............................              31,350                3,335            1,639
     Distribution fees - Advisors Signature..........................               1,084                1,623              104
     Distribution fees - Class A.....................................               5,915                  N/A              N/A
     Distribution fees - Class B.....................................               3,973                  N/A              N/A
     Distribution fees - Class J.....................................             212,555                  N/A              N/A
     Distribution fees - Select......................................               6,742                1,134              724
     Administrative service fees - Advisors Preferred................              18,514                3,635            2,382
     Administrative service fees - Advisors Select...................              20,900                2,224            1,093
     Administrative service fees - Advisors Signature................                 867                1,298               83
     Administrative service fees - Preferred.........................              12,020                2,710              175
     Administrative service fees - Select............................               8,764                1,474              941
     Registration fees - Class A.....................................               9,893                  N/A              N/A
     Registration fees - Class B.....................................               9,893                  N/A              N/A
     Registration fees - Class J.....................................               9,682                  N/A              N/A
     Service fees - Advisors Preferred...............................              20,982                4,120            2,699
     Service fees - Advisors Select..................................              26,125                2,779            1,366
     Service fees - Advisors Signature...............................                 774                1,159               74
     Service fees - Preferred........................................              16,391                3,695              239
     Service fees - Select...........................................              10,113                1,701            1,086
     Shareholder reports - Class A...................................                 257                  N/A              N/A
     Shareholder reports - Class B...................................                  67                  N/A              N/A
     Shareholder reports - Class J...................................              10,207                  N/A              N/A
     Transfer and administrative fees - Class A......................              13,872                  N/A              N/A
     Transfer and administrative fees - Class B......................               8,017                  N/A              N/A
     Transfer and administrative fees - Class J......................              87,338                  N/A              N/A
     Other expenses..................................................               1,801                1,329              739
                                                  Total Gross Expenses          3,607,547            3,004,299        1,265,363
     Less: Reimbursement from Manager - Class A......................              12,870                  N/A              N/A
     Less: Reimbursement from Manager - Class B......................              16,059                  N/A              N/A
                                                    Total Net Expenses          3,578,618            3,004,299        1,265,363
                                Net Investment Income (Operating Loss)          1,430,618            2,036,025          125,585

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          30,814,224           17,541,502       15,995,462
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          40,352,864           44,921,380       17,187,166
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         71,167,088           62,462,882       33,182,628
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 72,597,706         $ 64,498,907     $ 33,308,213

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)

                                                                            Partners
                                                                         SmallCap Growth    Partners SmallCap    Partners SmallCap
                                                                             Fund I           Growth Fund II      Growth Fund III
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................           $ 105,838            $ 564,994         $ 355,227
     Interest........................................................              38,459              213,575            55,173
     Securities lending..............................................              34,556              171,324            62,671
                                                          Total Income            178,853              949,893           473,071
Expenses:
     Management and investment advisory fees.........................             761,931            2,750,729           967,227
     Distribution fees - Advisors Preferred..........................               2,089               15,661               568
     Distribution fees - Advisors Select.............................               1,460               17,409               168
     Distribution fees - Advisors Signature..........................                  68                  827                57
     Distribution fees - Class A.....................................                 N/A               18,808               N/A
     Distribution fees - Class B.....................................                 N/A               32,615               N/A
     Distribution fees - Class J.....................................              23,902               31,551               N/A
     Distribution fees - Select......................................                  70                1,406                41
     Administrative service fees - Advisors Preferred................               1,254                9,397               341
     Administrative service fees - Advisors Select...................                 973               11,606               112
     Administrative service fees - Advisors Signature................                  54                  661                46
     Administrative service fees - Preferred.........................               3,106               12,197             1,110
     Administrative service fees - Select............................                  92                1,828                54
     Registration fees - Class A.....................................                 N/A                9,884               N/A
     Registration fees - Class B.....................................                 N/A                9,889               N/A
     Registration fees - Class J.....................................               7,686                6,942               N/A
     Service fees - Advisors Preferred...............................               1,421               10,650               387
     Service fees - Advisors Select..................................               1,216               14,507               140
     Service fees - Advisors Signature...............................                  49                  591                40
     Service fees - Preferred........................................               4,235               16,632             1,514
     Service fees - Select...........................................                 106                2,109                63
     Shareholder reports - Class A...................................                 N/A                1,232               N/A
     Shareholder reports - Class B...................................                 N/A                  584               N/A
     Shareholder reports - Class J...................................               1,495                1,947               N/A
     Transfer and administrative fees - Class A......................                 N/A               44,334               N/A
     Transfer and administrative fees - Class B......................                 N/A               19,372               N/A
     Transfer and administrative fees - Class J......................              15,432               19,287               N/A
     Other expenses..................................................                 325                1,225               398
                                                  Total Gross Expenses            826,964            3,063,880           972,266
     Less: Reimbursement from Manager - Class A......................                 N/A                2,557               N/A
     Less: Reimbursement from Manager - Class J......................               3,012                    -               N/A
                                                    Total Net Expenses            823,952            3,061,323           972,266
                                Net Investment Income (Operating Loss)           (645,099)          (2,111,430)         (499,195)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          26,032,839           21,962,814        17,610,381
Change in unrealized appreciation/depreciation of:
     Investments.....................................................           3,746,042           79,319,249        15,934,472
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         29,778,881          101,282,063        33,544,853
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 29,133,782         $ 99,170,633      $ 33,045,658

See accompanying notes.

                             STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                       Partners SmallCap    Partners SmallCap   Partners SmallCap
                                                                           Value Fund          Value Fund I        Value Fund II
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 1,401,179          $ 2,015,703        $ 2,369,071
     Interest........................................................              56,528              116,024             33,215
     Securities lending..............................................              33,061               13,315            134,276
                                                          Total Income          1,490,768            2,145,042          2,536,562
Expenses:
     Management and investment advisory fees.........................           1,624,862            1,463,009          1,615,032
     Distribution fees - Advisors Preferred..........................               9,555               18,943              3,583
     Distribution fees - Advisors Select.............................               4,008               24,189                831
     Distribution fees - Advisors Signature..........................                 177                2,047                146
     Distribution fees - Class J.....................................              27,110                  N/A                N/A
     Distribution fees - Select......................................                 363                1,408                491
     Administrative service fees - Advisors Preferred................               5,733               11,366              2,150
     Administrative service fees - Advisors Select...................               2,672               16,126                554
     Administrative service fees - Advisors Signature................                 142                1,638                117
     Administrative service fees - Preferred.........................              10,442                7,408                307
     Administrative service fees - Select............................                 471                1,830                638
     Registration fees - Class J.....................................               7,034                  N/A                N/A
     Service fees - Advisors Preferred...............................               6,497               12,881              2,437
     Service fees - Advisors Select..................................               3,340               20,157                693
     Service fees - Advisors Signature...............................                 127                1,462                105
     Service fees - Preferred........................................              14,238               10,103                419
     Service fees - Select...........................................                 544                2,112                736
     Shareholder reports - Class J...................................               1,437                  N/A                N/A
     Transfer and administrative fees - Class J......................              15,614                  N/A                N/A
     Other expenses..................................................               1,083                  684              1,137
                                                        Total Expenses          1,735,449            1,595,363          1,629,376
                                Net Investment Income (Operating Loss)           (244,681)             549,679            907,186

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          34,949,224            8,453,085         19,441,646
     Futures contracts...............................................                   -              714,801                  -
Change in unrealized appreciation/depreciation of:
     Investments.....................................................           8,238,537           35,971,955         36,195,271
     Futures contracts...............................................                   -              518,563                  -
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         43,187,761           45,658,404         55,636,917
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 42,943,080         $ 46,208,083       $ 56,544,103

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                            Preferred       Principal LifeTime   Principal LifeTime
                                                                         Securities Fund        2010 Fund            2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................                 $ -         $ 13,974,416      $ 25,095,528
     Dividends.......................................................           9,165,308                    -                 -
     Interest........................................................           4,365,786                    -                 -
     Securities lending..............................................               4,864                    -                 -
                                                          Total Income         13,535,958           13,974,416        25,095,528
Expenses:
     Management and investment advisory fees.........................           1,583,199              429,776           744,176
     Distribution fees - Advisors Preferred..........................                 398               33,960            59,044
     Distribution fees - Advisors Select.............................                  23               36,702            66,316
     Distribution fees - Advisors Signature..........................                 173                5,231            11,266
     Distribution fees - Class A.....................................               5,254                7,595             9,836
     Distribution fees - Class B.....................................                 N/A                  N/A            11,073
     Distribution fees - Class J.....................................              58,155              319,442           577,817
     Distribution fees - Select......................................                   5                7,201            12,866
     Administrative service fees - Advisors Preferred................                 238               20,376            35,427
     Administrative service fees - Advisors Select...................                  15               24,468            44,211
     Administrative service fees - Advisors Signature................                 139                4,185             9,013
     Administrative service fees - Preferred.........................                   5               20,319            28,537
     Administrative service fees - Select............................                   6                9,362            16,725
     Registration fees - Class A.....................................               9,893                9,893             9,893
     Registration fees - Class B.....................................                 N/A                  N/A             9,893
     Registration fees - Class J.....................................               8,598               10,928            13,091
     Service fees - Advisors Preferred...............................                 270               23,093            40,150
     Service fees - Advisors Select..................................                  19               30,585            55,264
     Service fees - Advisors Signature...............................                 124                3,736             8,047
     Service fees - Preferred........................................                   7               27,708            38,914
     Service fees - Select...........................................                   7               10,802            19,298
     Shareholder reports - Class A...................................                 149                  125               207
     Shareholder reports - Class B...................................                 N/A                  N/A                50
     Shareholder reports - Class J...................................               2,747                3,334             7,318
     Transfer and administrative fees - Class A......................              10,088               10,888            15,771
     Transfer and administrative fees - Class B......................                 N/A                  N/A             7,059
     Transfer and administrative fees - Class J......................              26,991               32,677            62,722
     Other expenses..................................................               1,225                1,557             2,673
                                                  Total Gross Expenses          1,707,728            1,083,943         1,916,657
     Less: Reimbursement from Manager - Class A......................              15,880                5,402             7,269
     Less: Reimbursement from Manager - Class B......................                 N/A                  N/A            10,433
                                                    Total Net Expenses          1,691,848            1,078,541         1,898,955
                                Net Investment Income (Operating Loss)         11,844,110           12,895,875        23,196,573

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................             147,793                    -                 -
     Investment transactions in affiliates...........................                   -              510,384           496,226
     Futures contracts...............................................            (435,129)                   -                 -
     Other investment companies......................................                   -            5,084,888        11,447,862
Change in unrealized appreciation/depreciation of:
     Investments.....................................................         (12,392,372)
     Investments in affiliates.......................................                   -           25,767,037        67,517,016
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies        (12,679,708)          31,362,309        79,461,104
       Net Increase (Decrease) in Net Assets Resulting from Operations         $ (835,598)        $ 44,258,184     $ 102,657,677

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                       Principal LifeTime   Principal LifeTime   Principal LifeTime
                                                                            2030 Fund           2040 Fund            2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................        $ 20,713,541          $ 8,790,142      $ 4,254,804
                                                          Total Income         20,713,541            8,790,142        4,254,804
Expenses:
     Management and investment advisory fees.........................             612,838              264,142          125,569
     Distribution fees - Advisors Preferred..........................              50,228               25,571            7,858
     Distribution fees - Advisors Select.............................              54,189               20,662           11,478
     Distribution fees - Advisors Signature..........................               5,535                2,612              886
     Distribution fees - Class A.....................................               6,844                3,708            1,987
     Distribution fees - Class B.....................................               7,779                6,411               97
     Distribution fees - Class J.....................................             478,104              162,070           29,689
     Distribution fees - Select......................................              17,281                3,433            1,177
     Administrative service fees - Advisors Preferred................              30,137               15,343            4,715
     Administrative service fees - Advisors Select...................              36,126               13,775            7,652
     Administrative service fees - Advisors Signature................               4,428                2,089              709
     Administrative service fees - Preferred.........................              22,887                8,022            2,789
     Administrative service fees - Select............................              22,465                4,463            1,530
     Registration fees - Class A.....................................               9,893                9,893            9,893
     Registration fees - Class B.....................................               9,893                9,893           21,685
     Registration fees - Class J.....................................              10,491                9,219            7,326
     Service fees - Advisors Preferred...............................              34,155               17,389            5,344
     Service fees - Advisors Select..................................              45,157               17,218            9,565
     Service fees - Advisors Signature...............................               3,954                1,866              632
     Service fees - Preferred........................................              31,210               10,940            3,803
     Service fees - Select...........................................              25,922                5,149            1,766
     Shareholder reports - Class A...................................                 241                  148              104
     Shareholder reports - Class B...................................                  54                  165               32
     Shareholder reports - Class J...................................              11,682                4,565              971
     Transfer and administrative fees - Class A......................              17,195               12,375           10,726
     Transfer and administrative fees - Class B......................               7,203                8,276            1,804
     Transfer and administrative fees - Class J......................              88,689               38,334           12,795
     Other expenses..................................................               2,196                  954              456
                                                  Total Gross Expenses          1,646,776              678,685          283,038
     Less: Reimbursement from Manager - Class A......................              11,285               13,524           15,722
     Less: Reimbursement from Manager - Class B......................              12,518               14,601           23,509
     Less: Reimbursement from Manager - Class J......................                   -                4,472            5,193
                                                    Total Net Expenses          1,622,973              646,088          238,614
                                Net Investment Income (Operating Loss)         19,090,568            8,144,054        4,016,190

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions in affiliates...........................             291,611              272,151           50,409
     Other investment companies......................................          10,951,292            4,794,960        2,471,576
Change in unrealized appreciation/depreciation of:
     Investments in affiliates.......................................          67,151,692           31,390,027       16,708,157
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         78,394,595           36,457,138       19,230,142
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 97,485,163         $ 44,601,192     $ 23,246,332

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                       Principal LifeTime
                                                                        Strategic Income       Real Estate
                                                                              Fund           Securities Fund    Short-Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends from affiliates.......................................         $ 6,462,123                  $ -                  $ -
     Dividends.......................................................                   -            8,174,141                    -
     Interest........................................................                   -              298,311            4,652,649
     Securities lending..............................................                   -               25,006                4,227
                                                          Total Income          6,462,123            8,497,458            4,656,876
Expenses:
     Management and investment advisory fees.........................             189,564            3,779,826              378,257
     Distribution fees - Advisors Preferred..........................              16,208               46,300                2,516
     Distribution fees - Advisors Select.............................              19,928               32,358                  110
     Distribution fees - Advisors Signature..........................               2,144                1,915                   65
     Distribution fees - Class A.....................................               3,403              114,580               83,564
     Distribution fees - Class B.....................................                  14               97,315                  N/A
     Distribution fees - Class J.....................................             164,208              420,260              116,175
     Distribution fees - Select......................................               1,376                4,806                  380
     Administrative service fees - Advisors Preferred................               9,725               27,780                1,510
     Administrative service fees - Advisors Select...................              13,285               21,572                   73
     Administrative service fees - Advisors Signature................               1,716                1,532                   52
     Administrative service fees - Preferred.........................               7,220               36,025                3,362
     Administrative service fees - Select............................               1,789                6,248                  494
     Registration fees - Class A.....................................               9,893                9,874                9,191
     Registration fees - Class B.....................................              21,685                9,889                  N/A
     Registration fees - Class J.....................................               7,645               13,450                3,354
     Service fees - Advisors Preferred...............................              11,021               31,484                1,711
     Service fees - Advisors Select..................................              16,607               26,964                   92
     Service fees - Advisors Signature...............................               1,532                1,368                   46
     Service fees - Preferred........................................               9,846               49,126                4,585
     Service fees - Select...........................................               2,064                7,209                  570
     Shareholder reports - Class A...................................                  29                4,492                2,259
     Shareholder reports - Class B...................................                  12                1,455                  N/A
     Shareholder reports - Class J...................................               1,893               18,716                2,883
     Transfer and administrative fees - Class A......................               6,524              136,665               71,309
     Transfer and administrative fees - Class B......................               1,729               46,316                  N/A
     Transfer and administrative fees - Class J......................              21,546              152,857               38,155
     Other expenses..................................................                 690                2,015                  439
     Reverse repurchase agreement interest expense...................                   -                    -              261,982
                                                  Total Gross Expenses            543,296            5,102,397              983,134
     Less: Reimbursement from Manager - Class A......................               8,457                    -                    -
     Less: Reimbursement from Manager - Class B......................              23,425                    -                  N/A
                                                    Total Net Expenses            511,414            5,102,397              983,134
                                Net Investment Income (Operating Loss)          5,950,709            3,395,061            3,673,742

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................                   -           42,341,466             (438,520)
     Investment transactions in affiliates...........................             137,550                    -                    -
     Futures contracts...............................................                   -                    -              (95,998)
     Other investment companies......................................           1,481,929                    -                    -
     Swap agreements.................................................                   -                    -              (68,460)
Change in unrealized appreciation/depreciation of:
     Investments.....................................................                              107,316,751             (505,313)
     Investments in affiliates.......................................           5,754,997                    -                    -
     Swap agreements.................................................                   -                    -               95,386
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies          7,374,476          149,658,217           (1,012,905)
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 13,325,185        $ 153,053,278          $ 2,660,837

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                                                                  SmallCap S&P 600
                                                                       SmallCap Blend Fund SmallCap Growth Fund      Index Fund
------------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................         $ 1,758,161             $ 62,590          $ 1,474,229
     Interest........................................................             156,431               36,049               52,692
     Securities lending..............................................             177,232                    -               89,169
                                                          Total Income          2,091,824               98,639            1,616,090
Expenses:
     Management and investment advisory fees.........................           1,166,139              139,567              229,917
     Distribution fees - Advisors Preferred..........................               1,458                   58               35,726
     Distribution fees - Advisors Select.............................               3,499                  489               28,160
     Distribution fees - Advisors Signature..........................                 109                   24                1,062
     Distribution fees - Class A.....................................             140,741                  N/A                  N/A
     Distribution fees - Class B.....................................             124,541                  N/A                  N/A
     Distribution fees - Class J.....................................             326,679               82,578              161,329
     Distribution fees - Select......................................                  64                   11                4,540
     Administrative service fees - Advisors Preferred................                 875                   34               21,435
     Administrative service fees - Advisors Select...................               2,333                  326               18,774
     Administrative service fees - Advisors Signature................                  87                   19                  849
     Administrative service fees - Preferred.........................               3,554                  176               32,960
     Administrative service fees - Select............................                  83                   15                5,903
     Registration fees - Class A.....................................               9,870                  N/A                  N/A
     Registration fees - Class B.....................................               9,890                  N/A                  N/A
     Registration fees - Class J.....................................              10,589                7,578                8,981
     Service fees - Advisors Preferred...............................                 992                   39               24,294
     Service fees - Advisors Select..................................               2,915                  408               23,467
     Service fees - Advisors Signature...............................                  78                   17                  758
     Service fees - Preferred........................................               4,847                  240               44,945
     Service fees - Select...........................................                  96                   17                6,811
     Shareholder reports - Class A...................................               6,650                  N/A                  N/A
     Shareholder reports - Class B...................................               1,862                  N/A                  N/A
     Shareholder reports - Class J...................................              13,437                4,329                8,115
     Transfer and administrative fees - Class A......................             178,436                  N/A                  N/A
     Transfer and administrative fees - Class B......................              52,035                  N/A                  N/A
     Transfer and administrative fees - Class J......................             108,519               36,943               66,395
     Other expenses..................................................                 704                   96                  690
                                                        Total Expenses          2,171,082              272,964              725,111
                                Net Investment Income (Operating Loss)            (79,258)            (174,325)             890,979

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................          17,140,883            2,182,423           11,106,398
     Futures contracts...............................................              35,915                    -              254,828
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          33,541,858            4,572,339           34,052,108
     Futures contracts...............................................              42,000                    -              (27,250)
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         50,760,656            6,754,762           45,386,084
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 50,681,398          $ 6,580,437         $ 46,277,063

See accompanying notes.

                            STATEMENTS OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)
                                                                                             Ultra Short Bond
                                                                       SmallCap Value Fund         Fund
----------------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
     Dividends.......................................................           $ 842,652                  $ -
     Interest........................................................             139,285            3,815,477
     Securities lending..............................................              35,144                   66
                                                          Total Income          1,017,081            3,815,543
Expenses:
     Management and investment advisory fees.........................             531,674              299,828
     Distribution fees - Advisors Preferred..........................               8,524               28,352
     Distribution fees - Advisors Select.............................               6,143               14,326
     Distribution fees - Advisors Signature..........................                 825                   18
     Distribution fees - Class A.....................................               3,831                  558
     Distribution fees - Class B.....................................               3,793                  N/A
     Distribution fees - Class J.....................................             133,061               93,248
     Distribution fees - Select......................................                 632                    5
     Administrative service fees - Advisors Preferred................               5,114               17,012
     Administrative service fees - Advisors Select...................               4,095                9,550
     Administrative service fees - Advisors Signature................                 659                   15
     Administrative service fees - Preferred.........................               6,412                2,977
     Administrative service fees - Select............................                 822                    7
     Registration fees - Class A.....................................               9,893                2,283
     Registration fees - Class B.....................................               9,893                  N/A
     Registration fees - Class J.....................................               8,547                9,393
     Service fees - Advisors Preferred...............................               5,796               19,279
     Service fees - Advisors Select..................................               5,119               11,938
     Service fees - Advisors Signature...............................                 589                   13
     Service fees - Preferred........................................               8,743                4,060
     Service fees - Select...........................................                 948                    7
     Shareholder reports - Class A...................................                 199                  156
     Shareholder reports - Class B...................................                  67                  N/A
     Shareholder reports - Class J...................................               5,937                4,231
     Transfer and administrative fees - Class A......................              12,173                3,882
     Transfer and administrative fees - Class B......................               8,015                  N/A
     Transfer and administrative fees - Class J......................              50,040               39,396
     Other expenses..................................................                 325                  327
                                                  Total Gross Expenses            831,869              560,861
     Less: Reimbursement from Manager - Class A......................              13,413                5,806
     Less: Reimbursement from Manager - Class B......................              15,645                  N/A
                                                    Total Net Expenses            802,811              555,055
                                Net Investment Income (Operating Loss)            214,270            3,260,488

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
     Investment transactions.........................................           8,302,784              (64,155)
     Futures contracts...............................................                   -               33,680
Change in unrealized appreciation/depreciation of:
     Investments.....................................................          13,338,962              121,829
     Futures contracts...............................................                   -               48,750
                            Net Realized and Unrealized Gain (Loss) on
                                    Investments and Foreign Currencies         21,641,746              140,104
       Net Increase (Decrease) in Net Assets Resulting from Operations       $ 21,856,016          $ 3,400,592
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)


                                                                                                 Bond & Mortgage Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 32,089,485       $ 36,718,593
Net realized gain (loss) from investment transactions and foreign currency transactions......         (8,715,523)        (4,091,462)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        (16,958,721)       (26,641,976)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          6,415,241          5,985,155

Dividends and Distributions to Shareholders
From net investment income...................................................................        (31,387,548)       (35,672,708)
From net realized gain on investments and foreign currency transactions......................                  -           (455,445)
                                                            Total Dividends and Distributions        (31,387,548)       (36,128,153)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        386,016,170        724,208,764
                                                      Total increase (decrease) in net assets        361,043,863        694,065,766

Net Assets
Beginning of period..........................................................................      1,333,789,594        639,723,828
End of period (including undistributed net investment income as set forth below).............    $ 1,694,833,457    $ 1,333,789,594
Undistributed (overdistributed) net investment income (operating loss).......................         $ (330,088)        $ (394,703)



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $14,774,127 $7,491,358 $2,779,609 $15,962,916 $2,486,764 $34,624,807$339,425,365$22,390,371 $10,999,028
     Reinvested.............    719,354     716,583     43,795  3,229,674     448,333  4,009,978  20,144,258   1,487,211    245,248
     Redeemed............... (11,200,956(7,058,714)  (337,627) (19,004,481(5,006,809) (24,686,723(17,317,344)(6,588,532) (4,761,423)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $4,292,525  $1,149,227 $2,485,777   $188,109 $(2,071,712)$13,948,062$342,252,279$17,289,050 $6,482,853
                             =======================================================================================================
Shares:
     Sold...................  1,394,125     707,873    261,695  1,493,266     235,886  3,239,482  32,000,465   2,116,092  1,026,566
     Reinvested.............     68,135      68,018      4,139    304,249      42,219    376,406   1,901,024     140,752     22,951
     Redeemed............... (1,063,632)  (668,176)   (31,985) (1,786,649)  (469,409) (2,314,057)(1,628,227)   (623,016)  (444,803)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    398,628     107,715    233,849     10,866   (191,304)  1,301,831  32,273,262   1,633,828    604,714
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $16,000,905$16,009,972   $987,322 $9,642,589  $1,853,952 $82,862,865$432,163,865$40,573,749 $9,308,713
     Issued in acquisitions.          -           -          - 175,874,038 30,049,571          -           -           -          -
     Reinvested.............  1,141,896   1,199,078     10,072  1,657,666     231,918  6,297,543  22,965,077   2,198,054    228,506
     Redeemed............... (9,779,160)(8,236,339)  (229,561) (11,039,269(2,930,972) (32,672,995(40,225,003)(18,939,844)(2,995,444)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,363,641  $8,972,711   $767,833 $176,135,02$29,204,469 $56,487,413$414,903,939$23,831,959 $6,541,775
                             =======================================================================================================
Shares:
     Sold...................  1,484,610   1,490,319     91,037    893,228     172,184  7,629,542  39,990,933   3,761,244    853,910
     Issued in acquisitions.          -           -          - 16,176,058   2,762,310          -           -           -          -
     Reinvested.............    106,068     111,634        935    154,184      21,558    580,287   2,126,472     204,023     20,987
     Redeemed...............  (907,195)   (764,429)   (21,147) (1,023,586)  (271,601) (3,009,468)(3,721,235) (1,757,597)  (275,134)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    683,483     837,524     70,825 16,199,884   2,684,451  5,200,361  38,396,170   2,207,670    599,763
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(719,354)  $(716,583)  $(43,877) $(3,550,091)$(462,252) $(4,017,016$(20,145,916$(1,487,211)$(245,248)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(719,354)  $(716,583)  $(43,877) $(3,550,091)$(462,252) $(4,017,016$(20,145,916$(1,487,211)$(245,248)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(1,122,395$(1,176,461) $(10,380) $(1,832,019)$(241,787) $(6,199,950$(22,697,255$(2,165,527)$(226,934)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (19,501)    (22,617)        (7)          -           -  (110,739)   (268,252)    (32,527)    (1,802)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(1,141,896$(1,199,078) $(10,387) $(1,832,019)$(241,787) $(6,310,689$(22,965,507$(2,198,054)$(228,736)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                                                                                                 Disciplined LargeCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,872,786        $ 4,860,867
Net realized gain (loss) from investment transactions and foreign currency transactions......         23,658,865          8,305,543
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         36,497,677         26,060,595
                              Net Increase (Decrease) in Net Assets Resulting from Operations         65,029,328         39,227,005

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,462,809)        (1,553,513)
From net realized gain on investments and foreign currency transactions......................         (9,237,445)        (1,280,251)
                                                            Total Dividends and Distributions        (14,700,254)        (2,833,764)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        227,445,542        342,393,782
Redemption fees - Class A....................................................................                  -                519
                                                      Total increase (decrease) in net assets        277,774,616        378,787,542

Net Assets
Beginning of period..........................................................................        626,804,280        248,016,738
End of period (including undistributed net investment income as set forth below).............      $ 904,578,896      $ 626,804,280
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,915,408        $ 3,505,431

                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class B   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $955,220  $1,686,658    $225,051 $5,344,980    $908,442 $214,641,208  $792,429  $5,041,867
     Reinvested.............     14,608       3,699         895  1,501,599     199,100 12,958,605         192       2,703
     Redeemed...............   (89,627)   (385,896)    (20,642) (7,007,864)(2,513,258) (6,107,743)  (166,916)   (539,768)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $880,201  $1,304,461    $205,304 $(161,285) $(1,405,716)$221,492,070  $625,705  $4,504,802
                             =============================================================================================
Shares:
     Sold...................     64,108     113,352      15,078    357,608      60,096 14,310,127      52,818     333,885
     Reinvested.............        994         252          61    101,372      13,434    877,571          13         183
     Redeemed...............    (5,969)    (25,456)     (1,351)  (467,111)   (167,621)  (408,596)    (10,952)    (35,456)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     59,133      88,148      13,788    (8,131)    (94,091) 14,779,102      41,879     298,612
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................    $34,576    $343,366     $10,516 $2,866,717    $574,405 $255,434,072   $10,898    $189,734
     Issued in acquisitions.          -           -           - 88,023,532  15,037,701          -           -           -
     Reinvested.............         21           -           -          -           -  2,833,259           -           -
     Redeemed...............   (11,372)    (97,083)           - (4,848,373)(1,595,184) (16,395,395)   (1,474)    (16,134)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $23,225    $246,283     $10,516 $86,041,876$14,016,922 $241,871,936    $9,424    $173,600
                             =============================================================================================
Shares:
     Sold...................      2,554      24,001         808    199,559      39,925 18,241,474         764      13,248
     Issued in acquisitions.          -           -           -  6,299,945   1,076,270          -           -           -
     Reinvested.............          1           -           -          -           -    205,405           -           -
     Redeemed...............      (849)     (6,932)           -  (337,884)   (111,043) (1,165,550)      (103)     (1,134)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....      1,706      17,069         808  6,161,620   1,005,152 17,281,329         661      12,114
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(2,690)      $(315)          $- $(284,857)          $- $(5,174,051)    $(124)      $(772)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (12,093)     (3,554)     (1,051) (1,232,495)  (201,287) (7,784,554)      (281)     (2,130)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(14,783)    $(3,869)    $(1,051) $(1,517,352)$(201,287) $(12,958,605)   $(405)    $(2,902)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................      $(68)       $(51)       $(49)         $-          $- $(1,553,242)     $(52)       $(51)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (45)        (49)        (48)          -           - (1,280,017)       (46)        (46)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(113)      $(100)       $(97)         $-          $- $(2,833,259)     $(98)       $(97)
Distributions...............
                             =============================================================================================

See accompanying notes.

                                                                                                  Diversified International Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,026,660        $ 1,197,836
Net realized gain (loss) from investment transactions and foreign currency transactions......         65,227,497         32,486,125
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         92,173,086         29,239,494
                              Net Increase (Decrease) in Net Assets Resulting from Operations        158,427,243         62,923,455

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,118,016)          (542,750)
From net realized gain on investments and foreign currency transactions......................        (20,952,178)        (2,442,645)
                                                            Total Dividends and Distributions        (22,070,194)        (2,985,395)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         76,497,094        352,441,520
Redemption fees - Class J....................................................................                  -                702
                                                      Total increase (decrease) in net assets        212,854,143        412,380,282

Net Assets
Beginning of period..........................................................................        516,871,654        104,491,372
End of period (including undistributed net investment income as set forth below).............      $ 729,725,797      $ 516,871,654
Undistributed (overdistributed) net investment income (operating loss).......................          $ (74,455)         $ 702,749


                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $15,868,765 $6,288,688 $1,735,725 $24,457,197 $3,465,952 $37,419,399 $3,190,374 $14,093,234 $6,134,001
     Reinvested.............    663,413     362,317     23,576 11,911,607   1,729,713  4,434,642   1,670,394   1,014,054     34,851
     Redeemed...............  (769,928) (1,623,348)   (61,646) (33,500,752(7,309,413) (10,365,279) (270,126) (3,938,767)  (161,549)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $15,762,250 $5,027,657 $1,697,655 $2,868,052 $(2,113,748)$31,488,762 $4,590,642 $11,168,521 $6,007,303
                             =======================================================================================================
Shares:
     Sold...................  1,232,237     487,965    135,684  1,921,842     255,182  2,940,562     270,224   1,100,178    463,900
     Reinvested.............     56,447      31,100      2,012  1,009,097     147,084    380,003     141,022      85,807      2,924
     Redeemed...............   (58,671)   (133,556)    (4,942) (2,699,414)  (576,644)  (826,396)    (20,551)   (305,382)   (12,556)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,230,013     385,509    132,754    231,525   (174,378)  2,494,169     390,695     880,603    454,268
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $8,521,776  $4,284,110   $328,140 $14,119,202 $1,998,181 $36,626,479$10,478,313  $9,449,532   $737,099
     Issued in acquisitions.          -           -          - 280,773,301 42,516,630          -           -           -          -
     Reinvested.............    224,254     156,672          -          -           -  1,788,123     478,379     297,698     38,263
     Redeemed............... (4,930,894)(2,115,756)   (24,383) (31,483,376(5,444,211) (12,756,910)  (17,416) (1,971,949) (1,629,737)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $3,815,136  $2,325,026   $303,757 $263,409,12$39,070,600 $25,657,692$10,939,276  $7,775,281 $(854,375)
                             =======================================================================================================
Shares:
     Sold...................    773,418     401,519     30,286  1,265,369     177,902  3,518,538     993,823     895,097     69,402
     Issued in acquisitions.          -           -          - 27,100,414   4,103,744          -           -           -          -
     Reinvested.............     22,671      15,936          -          -           -    181,702      48,304      30,032      3,818
     Redeemed...............  (455,694)   (199,553)    (2,236) (2,827,413)  (489,132) (1,229,562)    (1,666)   (190,702)  (157,945)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    340,395     217,902     28,050 25,538,370   3,792,514  2,470,678   1,040,461     734,427   (84,725)
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(32,118)          $-         $- $(680,382)          $-         $-  $(281,650)  $(119,959)   $(3,907)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (631,295)         N/A        N/A (11,440,861)       N/A        N/A (1,388,744)   (894,095)   (30,944)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(663,413)  $(362,317)  $(24,070) $(12,121,24$(1,744,730)$(4,435,122$(1,670,394)$(1,014,054) $(34,851)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(40,716)   $(27,896)      $(46)         $-          $- $(315,959)   $(94,235)   $(56,732)   $(7,166)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (183,538)   (128,776)       (222)          -           - (1,473,902)  (384,144)   (240,966)   (31,097)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(224,254)  $(156,672)      $(268)         $-          $- $(1,789,861)$(478,379)  $(297,698)  $(38,263)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                                                                                               Government & High Quality Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 7,555,766        $ 7,255,062
Net realized gain (loss) from investment transactions and foreign currency transactions......         (2,378,418)        (1,797,054)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (3,261,095)        (9,115,805)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          1,916,253         (3,657,797)

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,608,491)        (6,921,202)
                                                            Total Dividends and Distributions         (7,608,491)        (6,921,202)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (19,460,239)       317,330,948
                                                      Total increase (decrease) in net assets       (25,152,477)        306,751,949

Net Assets
Beginning of period..........................................................................        425,998,579        119,246,630
End of period (including undistributed net investment income as set forth below).............      $ 400,846,102      $ 425,998,579
Undistributed (overdistributed) net investment income (operating loss).......................           $ (2,856)         $ 112,109



                             Advisors    Advisors  Advisors
                             Preferred    Select   Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $3,379,101  $1,367,476  $392,350 $10,821,088 $1,695,039 $8,309,863          $-  $1,991,283   $141,078
     Reinvested.............    123,287     134,791     5,940  4,058,938     614,747  1,883,029           -     231,962     40,225
     Redeemed............... (1,284,120)(1,120,466)  (60,736) (31,148,546(7,299,209) (12,380,996)         - (1,175,259)  (181,104)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,218,268    $381,801  $337,554 $(16,268,52$(4,989,423)$(2,188,104)        $-  $1,047,986       $199
                             ======================================================================================================
Shares:
     Sold...................    335,531     136,193    38,911  1,065,170     170,333    819,089           -     197,444     13,970
     Reinvested.............     12,294      13,434       590    402,473      60,916    186,242           -      23,073      4,001
     Redeemed...............  (128,143)   (111,241)   (6,019) (3,082,167)  (721,919) (1,221,923)          -   (116,752)   (18,011)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    219,682      38,386    33,482 (1,614,524)  (490,670)  (216,592)           -     103,765       (40)
                             ======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,335,437  $3,344,583  $184,394 $8,840,822  $1,217,694 $25,839,934         $-  $6,738,577 $1,084,304
     Issued in acquisitions.          -           -         - 259,420,184 51,566,749          -           -           -          -
     Reinvested.............    118,645     209,440     1,686  2,343,494     361,282  3,199,450           -     300,681     50,097
     Redeemed............... (1,058,800)(2,036,787)   (5,633) (20,236,474(4,836,819) (19,614,903)         - (2,848,093)  (188,996)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,395,282  $1,517,236  $180,447 $250,368,02$48,308,906 $9,424,481          $-  $4,191,165   $945,405
                             ======================================================================================================
Shares:
     Sold...................    326,719     326,065    17,895    860,645     118,079  2,503,314           -     657,955    106,430
     Issued in acquisitions.          -           -         - 25,051,027   4,976,299          -           -           -          -
     Reinvested.............     11,607      20,480       165    229,235      35,328    310,468           -      29,340      4,891
     Redeemed...............  (103,266)   (198,399)     (548) (1,972,345)  (471,576) (1,901,991)          -   (277,470)   (18,538)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    235,060     148,146    17,512 24,168,562   4,658,130    911,791           -     409,825     92,783
                             ======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(123,287)  $(134,791)  $(6,023) $(4,535,241)$(649,621) $(1,887,131)    $(210)  $(231,962)  $(40,225)
                             ------------------------------------------------------------------------------------------------------
Total Dividends and          $(123,287)  $(134,791)  $(6,023) $(4,535,241)$(649,621) $(1,887,131)    $(210)  $(231,962)  $(40,225)
Distributions...............
                             ======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(118,645)  $(209,440)  $(1,973) $(2,647,723)$(384,535) $(3,207,636)    $(378)  $(300,681)  $(50,191)
                             ------------------------------------------------------------------------------------------------------
Total Dividends and          $(118,645)  $(209,440)  $(1,973) $(2,647,723)$(384,535) $(3,207,636)    $(378)  $(300,681)  $(50,191)
Distributions...............
                             ======================================================================================================

See accompanying notes.

                                                                                             High Quality Intermediate Term Bond
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 2,322,987        $ 2,963,943
Net realized gain (loss) from investment transactions and foreign currency transactions......           (458,547)           142,971
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (1,551,652)        (2,466,163)
                              Net Increase (Decrease) in Net Assets Resulting from Operations            312,788            640,751

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,928,723)          (879,658)
From net realized gain on investments and foreign currency transactions......................           (102,863)          (427,748)
                                                            Total Dividends and Distributions         (3,031,586)        (1,307,406)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         17,080,059         40,469,816
Redemption fees - Class J....................................................................                  -                827
                                                      Total increase (decrease) in net assets         14,361,261         39,803,988

Net Assets
Beginning of period..........................................................................        110,912,887         71,108,899
End of period (including undistributed net investment income as set forth below).............      $ 125,274,148      $ 110,912,887
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,630,002        $ 2,245,153



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $7,596,352    $584,890    $398,102 $3,508,702  $5,885,116 $6,459,395    $407,727
     Reinvested.............  1,099,844     107,384       2,923    918,127     115,354    756,631      25,735
     Redeemed............... (1,228,644)(1,601,939)    (25,325) (4,337,345)  (939,929) (2,465,286)  (187,755)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,467,552  $(909,665)    $375,700    $89,484  $5,060,541 $4,750,740    $245,707
                             =================================================================================
Shares:
     Sold...................    727,228      56,093      37,988    333,499     560,171    618,238      39,111
     Reinvested.............    105,789      10,339         279     87,724      11,012     72,706       2,475
     Redeemed...............  (117,519)   (153,034)     (2,411)  (413,254)    (89,963)  (236,438)    (18,064)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    715,498    (86,602)      35,856      7,969     481,220    454,506      23,522
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $8,633,923  $2,163,607     $93,807 $8,423,851  $3,008,073 $15,824,825 $1,688,945
     Issued in acquisitions.    321,157   2,636,650       9,808 11,323,883      10,327    706,041     354,029
     Reinvested.............    636,455      33,511           -    362,470           -    271,985         262
     Redeemed............... (5,023,932)(1,214,171)       (300) (4,720,645)  (529,023) (3,384,677)(1,161,045)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $4,567,603  $3,619,597    $103,315 $15,389,559 $2,489,377 $13,418,174   $882,191
                             =================================================================================
Shares:
     Sold...................    815,955     204,975       8,743    792,863     280,893  1,504,757     159,012
     Issued in acquisitions.     30,297     249,153         918  1,062,582         965     66,468      33,389
     Reinvested.............     60,547       3,192           -     34,295           -     25,844          25
     Redeemed...............  (476,359)   (114,725)        (28)  (444,256)    (48,905)  (320,466)   (110,002)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    430,440     342,595       9,633  1,445,484     232,953  1,276,603      82,424
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(1,061,399)$(103,309)    $(3,242) $(888,982)  $(113,562) $(733,328)   $(24,901)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (38,445)     (4,075)       (123)   (33,434)     (2,649)   (23,303)       (834)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(1,099,844)$(107,384)    $(3,365) $(922,416)  $(116,211) $(756,631)   $(25,735)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(419,694)   $(22,583)      $(103) $(234,685)      $(137) $(202,068)      $(388)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (216,761)    (10,928)        (58)  (129,953)        (61)   (69,917)        (70)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(636,455)   $(33,511)      $(161) $(364,638)      $(198) $(271,985)      $(458)
Distributions...............
                             =================================================================================
See accompanying notes.

                                                                                                         High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended       Period Ended
                                                                                                                  October 31,
                                                                                                April 30, 2006         2005(a)
Operations
Net investment income (operating loss).......................................................        $ 2,737,970        $ 2,366,451
Net realized gain (loss) from investment transactions and foreign currency transactions......             76,178           (113,303)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            780,388           (926,293)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          3,594,536          1,326,855

Dividends and Distributions to Shareholders
From net investment income...................................................................         (3,211,957)                 -
                                                            Total Dividends and Distributions         (3,211,957)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         13,595,390         70,027,671
                                                      Total increase (decrease) in net assets         13,977,969         71,354,526

Net Assets
Beginning of period..........................................................................         71,354,526                  -
End of period (including undistributed net investment income as set forth below).............       $ 85,332,495       $ 71,354,526
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,892,464        $ 2,366,451



                             Institutional
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $11,800,869
     Reinvested.............  3,211,957
     Redeemed............... (1,417,436)
                             -----------
Net Increase (Decrease)..... $13,595,390
                             ===========
Shares:
     Sold...................  1,162,437
     Reinvested.............    322,486
     Redeemed...............  (139,670)
                             -----------
Net Increase (Decrease).....  1,345,253
                             ===========
Period Ended October 31, 2005(a)
Dollars:
     Sold................... $83,034,620
     Redeemed............... (13,006,949)
                             -----------
Net Increase (Decrease)..... $70,027,671
                             ===========
Shares:
     Sold...................  8,285,233
     Redeemed............... (1,315,976)
                             -----------
Net Increase (Decrease).....  6,969,257
                             ===========

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(3,211,957)
                             -----------
Total Dividends and          $(3,211,957)
Distributions...............
                             ===========

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.


                                                                                                    Inflation Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended       Period Ended
                                                                                                                  October 31,
                                                                                                April 30, 2006         2005(a)
Operations
Net investment income (operating loss).......................................................        $ 1,575,025        $ 2,027,568
Net realized gain (loss) from investment transactions and foreign currency transactions......           (518,656)              (582)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         (2,067,182)        (1,223,448)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         (1,010,813)           803,538

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,619,977)        (1,985,062)
From net realized gain on investments and foreign currency transactions......................            (47,175)                 -
                                                            Total Dividends and Distributions         (1,667,152)        (1,985,062)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         19,060,612         77,591,730
                                                      Total increase (decrease) in net assets         16,382,647         76,410,206

Net Assets
Beginning of period..........................................................................         76,410,206                  -
End of period (including undistributed net investment income as set forth below).............       $ 92,792,853       $ 76,410,206
Undistributed (overdistributed) net investment income (operating loss).......................            $ 6,584           $ 46,652



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $782,979    $626,296     $80,419 $1,907,275  $2,060,931 $14,757,040    $16,451    $341,177
     Reinvested.............      2,436       1,790         119     38,170      83,248  1,527,700       1,285       7,711
     Redeemed...............  (151,225)   (103,352)    (60,262)  (345,010) (1,008,387) (1,476,780)    (9,811)    (19,588)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $634,190    $524,734     $20,276 $1,600,435  $1,135,792 $14,807,960     $7,925    $329,300
                             =============================================================================================
Shares:
     Sold...................     79,982      63,983       8,291    195,407     211,980  1,520,475       1,712      34,850
     Reinvested.............        256         189          13      3,932       8,615    158,141         133         798
     Redeemed...............   (15,558)    (10,694)     (6,257)   (35,786)   (104,224)  (151,632)     (1,026)     (2,044)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     64,680      53,478       2,047    163,553     116,371  1,526,984         819      33,604
                             =============================================================================================
Period Ended October 31, 2005(a)
Dollars:
     Sold...................    $26,745     $12,622     $11,452 $1,553,499  $4,071,941 $81,296,774   $123,794     $76,072
     Reinvested.............        247          20           7     12,268      81,782  1,825,940         918         731
     Redeemed...............          -       (208)           -   (44,601)   (349,415) (11,058,149)  (50,709)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    $26,992     $12,434     $11,459 $1,521,166  $3,804,308 $72,064,565    $74,003     $76,803
                             =============================================================================================
Shares:
     Sold...................      2,667       1,266       1,147    155,624     407,034  8,151,168      12,445       7,648
     Reinvested.............         25           2           1      1,238       8,199    182,826          93          74
     Redeemed...............          -        (21)           -    (4,495)    (35,069) (1,094,636)    (5,047)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....      2,692       1,247       1,148    152,367     380,164  7,239,358       7,491       7,722
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(2,570)    $(1,926)      $(256)  $(40,378)   $(81,433) $(1,484,377)  $(1,421)    $(7,616)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (16)        (10)         (7)    (1,216)     (2,310)   (43,323)        (44)       (249)
                             ---------------------------------------------------------------------------------------------
Total Dividends and            $(2,586)    $(1,936)      $(263)  $(41,594)   $(83,743) $(1,527,700)  $(1,465)    $(7,865)
Distributions...............
                             =============================================================================================
Period Ended October 31, 2005(a)
     From net investment
     income.................     $(562)      $(312)      $(290)  $(13,789)   $(82,141) $(1,885,679)  $(1,242)    $(1,047)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(562)      $(312)      $(290)  $(13,789)   $(82,141) $(1,885,679)  $(1,242)    $(1,047)
Distributions...............
                             =============================================================================================

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                               International Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 336,938          $ 803,060
Net realized gain (loss) from investment transactions and foreign currency transactions......         23,489,339         15,148,620
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         40,004,948          7,064,670
                              Net Increase (Decrease) in Net Assets Resulting from Operations         63,831,225         23,016,350

Dividends and Distributions to Shareholders
From net investment income...................................................................           (233,025)                 -
From net realized gain on investments and foreign currency transactions......................        (15,239,884)        (2,929,219)
                                                            Total Dividends and Distributions        (15,472,909)        (2,929,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         54,748,631         90,314,464
Redemption fees - Class J....................................................................              2,640              1,935
                                                      Total increase (decrease) in net assets        103,109,587        110,403,530

Net Assets
Beginning of period..........................................................................        146,446,518         36,042,988
End of period (including undistributed net investment income as set forth below).............      $ 249,556,105      $ 146,446,518
Undistributed (overdistributed) net investment income (operating loss).......................          $ 177,853          $ 373,192



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,336,445  $1,525,362   $711,483 $18,852,128 $3,184,492 $39,038,440 $3,133,827  $4,208,514 $1,572,092
     Reinvested.............    202,475      68,166     13,209  4,653,853     956,958  7,510,357     199,573     555,026     21,761
     Redeemed............... (1,225,045)(1,029,197)   (26,431) (16,846,504(1,801,167) (9,635,728)  (332,027) (1,714,789) (1,384,642)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,313,875    $564,331   $698,261 $6,659,477  $2,340,283 $36,913,069 $3,001,373  $3,048,751   $209,211
                             =======================================================================================================
Shares:
     Sold...................    106,376      67,377     32,304    850,805     141,019  1,808,528     141,054     187,250     68,656
     Reinvested.............     10,338       3,502        675    235,501      48,752    390,906      10,062      28,054      1,102
     Redeemed...............   (60,708)    (51,692)    (1,173)  (822,822)    (82,260)  (448,488)    (14,620)    (81,834)   (66,788)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     56,006      19,187     31,806    263,484     107,511  1,750,946     136,496     133,470      2,970
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $2,239,350    $496,456    $79,236 $6,561,972  $1,409,211 $40,169,805 $1,506,693  $3,563,680    $95,534
     Issued in acquisitions.          -           -          - 46,248,493   8,057,699          -           -           -          -
     Reinvested.............     99,866           -          -          -           -  2,104,916           -     124,388          -
     Redeemed............... (3,533,816)(1,495,872)      (953) (3,375,445)  (885,867) (9,240,222)   (79,338) (2,370,316) (1,461,006)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(1,194,600)$(999,416)    $78,283 $49,435,020 $8,581,043 $33,034,499 $1,427,355  $1,317,752$(1,365,472)
                             =======================================================================================================
Shares:
     Sold...................    124,878      26,872      4,123    340,397      74,139  2,325,988      80,742     195,093      4,933
     Issued in acquisitions.          -           -          -  2,668,277     464,882          -           -           -          -
     Reinvested.............      6,410           -          -          -           -    137,039           -       7,938          -
     Redeemed...............  (187,333)    (77,998)       (50)  (174,916)    (46,883)  (543,677)     (4,306)   (128,187)   (75,310)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (56,045)    (51,126)      4,073  2,833,758     492,138  1,919,350      76,436      74,844   (70,377)
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(7,029)      $(955)         $- $(123,112)          $-  $(42,918)   $(21,345)   $(35,944)   $(1,722)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (243,373)   (114,180)   (14,478) (5,615,316)  (967,222) (7,469,946)  (178,228)   (568,195)   (68,946)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(250,402)  $(115,135)  $(14,478) $(5,738,428)$(967,222) $(7,512,864)$(199,573)  $(604,139)  $(70,668)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(245,198)  $(149,257)     $(763)         $-          $- $(2,118,216)  $(1,121)  $(269,463) $(145,201)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(245,198)  $(149,257)     $(763)         $-          $- $(2,118,216)  $(1,121)  $(269,463) $(145,201)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                    International Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,832,848        $ 6,845,264
Net realized gain (loss) from investment transactions and foreign currency transactions......         74,340,299         64,804,495
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        131,853,038         39,378,163
                              Net Increase (Decrease) in Net Assets Resulting from Operations        210,026,185        111,027,922

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,645,307)        (4,296,633)
From net realized gain on investments and foreign currency transactions......................        (64,899,133)       (34,324,112)
                                                            Total Dividends and Distributions        (72,544,440)       (38,620,745)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        202,451,474        266,767,584
                                                      Total increase (decrease) in net assets        339,933,219        339,174,761

Net Assets
Beginning of period..........................................................................        725,513,328        386,338,567
End of period (including undistributed net investment income as set forth below).............    $ 1,065,446,547      $ 725,513,328
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,330,891        $ 6,338,723

                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $12,231,203 $2,179,983  $1,476,659 $9,677,675 $171,349,040$4,650,928  $2,058,832
     Reinvested.............    941,410     864,120     100,235  4,071,697  64,921,584    750,875     890,752
     Redeemed............... (1,702,001)(1,038,854)    (63,404) (4,153,000)(65,526,134) (571,309)   (658,817)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $11,470,612 $2,005,249  $1,513,490 $9,596,372 $170,744,490$4,830,494  $2,290,767
                             =================================================================================
Shares:
     Sold...................    996,860     186,038     127,161    821,650  14,260,555    392,858     171,968
     Reinvested.............     82,355      79,443       9,052    373,054   5,797,645     67,666      80,580
     Redeemed...............  (139,214)    (88,251)     (5,190)  (355,283) (5,307,671)   (48,051)    (55,953)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    940,001     177,230     131,023    839,421  14,750,529    412,473     196,595
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $5,320,729  $5,525,101    $178,416 $23,226,868$238,852,301$5,538,810  $9,621,165
     Reinvested.............    504,881     488,016           -  2,114,746  35,294,513    191,651      25,628
     Redeemed............... (1,914,200)(2,437,359)    (15,691) (5,288,877)(48,184,755) (783,531) (1,490,828)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $3,911,410  $3,575,758    $162,725 $20,052,737$225,962,059$4,946,930  $8,155,965
                             =================================================================================
Shares:
     Sold...................    475,950     539,179      17,030  2,232,412  22,249,961    526,008     923,769
     Reinvested.............     49,311      49,811           -    214,946   3,533,776     19,305       2,587
     Redeemed...............  (175,588)   (241,022)     (1,471)  (505,905) (4,577,259)   (74,202)   (137,476)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    349,673     347,968      15,559  1,941,453  21,206,478    471,111     788,880
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(44,537)   $(27,657)    $(1,484)  $(74,961) $(7,365,088) $(67,355)   $(64,225)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (896,873)   (836,463)    (99,741) (3,999,290)(57,556,719) (683,520)   (826,527)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(941,410)  $(864,120)  $(101,225) $(4,074,251$(64,921,807$(750,875)  $(890,752)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(55,431)   $(51,845)       $(92) $(226,173) $(3,939,022) $(21,268)    $(2,802)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (449,450)   (436,171)       (858) (1,888,933)(31,355,491) (170,383)    (22,826)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(504,881)  $(488,016)      $(950) $(2,115,106$(35,294,513$(191,651)   $(25,628)
Distributions...............
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                       LargeCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 960,261          $ 829,789
Net realized gain (loss) from investment transactions and foreign currency transactions......         23,579,967          3,213,957
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         37,621,434         43,135,818
                              Net Increase (Decrease) in Net Assets Resulting from Operations         62,161,662         47,179,564

Dividends and Distributions to Shareholders
From net investment income...................................................................           (383,105)          (875,012)
                                                            Total Dividends and Distributions           (383,105)          (875,012)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        134,968,366        437,233,254
                                                      Total increase (decrease) in net assets        196,746,923        483,537,806

Net Assets
Beginning of period..........................................................................        624,213,076        140,675,270
End of period (including undistributed net investment income as set forth below).............      $ 820,959,999      $ 624,213,076
Undistributed (overdistributed) net investment income (operating loss).......................          $ 726,619          $ 149,463

                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $20,410,889 $6,583,626 $3,471,044 $16,984,997 $2,000,174 $9,160,383 $92,266,519 $21,444,280 $8,254,599
     Reinvested.............          -           -          -          -           -          -     383,105           -          -
     Redeemed............... (2,521,540)  (420,435)  (301,577) (22,339,310(7,120,968) (2,479,578)(6,848,644) (2,854,030) (1,105,168)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $17,889,349 $6,163,191 $3,169,467 $(5,354,313$(5,120,794)$6,680,805 $85,800,980 $18,590,250 $7,149,431
                             =======================================================================================================
Shares:
     Sold...................  2,619,116     873,606    465,319  2,251,222     266,113  1,265,251  12,271,187   2,811,830  1,065,697
     Reinvested.............          -           -          -          -           -          -      52,123           -          -
     Redeemed...............  (319,894)    (56,295)   (40,343) (2,965,297)  (948,017)  (339,858)   (912,299)   (371,711)  (142,038)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  2,299,222     817,311    424,976  (714,075)   (681,904)    925,393  11,411,011   2,440,119    923,659
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $8,519,955  $2,314,979   $853,196 $9,576,207  $1,104,953 $5,665,974 $134,645,284 $1,787,084 $5,690,196
     Issued in acquisitions.          -           -          - 262,477,595 37,635,406          -           -           -          -
     Reinvested.............      2,426         393          -          -           -     82,590     779,685       9,585        276
     Redeemed............... (1,143,545)  (216,082)   (99,582) (15,334,935(5,120,603) (3,325,162)(5,444,000)   (952,574) (2,276,047)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,378,836  $2,099,290   $753,614 $256,718,86$33,619,756 $2,423,402 $129,980,969   $844,095 $3,414,425
                             =======================================================================================================
Shares:
     Sold...................  1,149,891     334,507    119,112  1,359,428     155,915    873,170  19,972,089     257,203    844,402
     Issued in acquisitions.          -           -          - 39,047,317   5,598,808          -           -           -          -
     Reinvested.............        355          60          -          -           -     12,986     118,493       1,439         41
     Redeemed...............  (158,719)    (32,319)   (14,385) (2,174,154)  (726,693)  (518,066)   (803,139)   (142,611)  (329,127)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    991,527     302,248    104,727 38,232,591   5,028,030    368,090  19,287,443     116,031    515,316
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-         $-         $-          $-         $-  $(383,105)          $-         $-
                             -------------------------------------------------------------------------------------------------------
Total Dividends and                  $-          $-         $-         $-          $-         $-  $(383,105)          $-         $-
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(2,426)      $(393)      $(50)         $-          $-  $(82,597)  $(779,685)    $(9,585)     $(276)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $(2,426)      $(393)      $(50)         $-          $-  $(82,597)  $(779,685)    $(9,585)     $(276)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   LargeCap S&P 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,280,279        $ 8,382,467
Net realized gain (loss) from investment transactions and foreign currency transactions......          2,355,613          5,104,196
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         61,242,654         30,366,551
                              Net Increase (Decrease) in Net Assets Resulting from Operations         68,878,546         43,853,214

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,664,572)        (8,403,618)
From net realized gain on investments and foreign currency transactions......................         (3,072,594)       (36,116,133)
                                                            Total Dividends and Distributions        (10,737,166)       (44,519,751)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         56,452,201        205,724,569
Redemption fees - Class J....................................................................              1,727                  -
                                                      Total increase (decrease) in net assets        114,595,308        205,058,032

Net Assets
Beginning of period..........................................................................        726,156,614        521,098,582
End of period (including undistributed net investment income as set forth below).............      $ 840,751,922      $ 726,156,614
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,267,746        $ 5,652,039



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $28,922,002 $7,843,630  $4,609,498 $5,336,043 $32,821,350 $10,219,410$42,744,289  $9,673,655
     Reinvested.............  1,487,452     739,314      50,659  1,092,336   4,125,175    121,902   2,756,244     344,980
     Redeemed............... (31,043,099(11,024,912)  (266,671) (9,202,196)(26,292,859) (527,020) (13,060,312)(5,018,669)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(633,645) $(2,441,968) $4,393,486 $(2,773,817$10,653,666 $9,814,292 $32,440,221  $4,999,966
                             =============================================================================================
Shares:
     Sold...................  3,185,311     869,338     509,766    587,867   3,646,597  1,120,138   4,640,229   1,081,506
     Reinvested.............    167,071      83,072       5,703    122,714     467,356     13,743     307,230      38,621
     Redeemed............... (3,402,425)(1,220,110)    (29,614) (1,013,262)(2,919,883)   (58,081) (1,425,205)   (550,359)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (50,043)   (267,700)     485,855  (302,681)   1,194,070  1,075,800   3,522,254     569,768
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $30,259,972$21,602,494  $1,413,042 $5,072,529 $87,887,749 $6,679,648 $48,050,725 $19,887,763
     Issued in acquisitions.          -           -           - 71,416,247           -          -           -           -
     Reinvested.............  7,557,801   4,228,660           -          -  21,131,630          -  10,555,225   1,029,480
     Redeemed............... (25,689,953(15,486,762)   (90,044) (4,653,535)(44,802,572)(2,437,598)(24,070,515)(13,817,417)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $12,127,820$10,344,392  $1,322,998 $71,835,241$64,216,807 $4,242,050 $34,535,435  $7,099,826
                             =============================================================================================
Shares:
     Sold...................  3,538,060   2,518,884     162,921    582,748  10,310,736    775,183   5,538,511   2,292,903
     Issued in acquisitions.          -           -           -  8,384,257           -          -           -           -
     Reinvested.............    879,454     492,635           -          -   2,484,429          -   1,219,719     119,516
     Redeemed............... (2,975,704)(1,804,503)    (10,468)  (533,746) (5,258,630)  (284,089) (2,779,266) (1,615,510)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,441,810   1,207,016     152,453  8,433,259   7,536,535    491,094   3,978,964     796,909
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(1,065,300)$(490,757)   $(31,856) $(804,676) $(2,811,814)$(101,138) $(2,101,629) $(257,402)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (422,152)   (248,557)    (18,803)  (303,532) (1,316,388)   (20,969)   (654,615)    (87,578)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(1,487,452)$(739,314)   $(50,659) $(1,108,208$(4,128,202)$(122,107) $(2,756,244) $(344,980)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(1,418,440)$(796,478)      $(144)         $- $(3,977,602)    $(154) $(2,018,558) $(192,242)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (6,139,361)(3,432,182)       (676)          - (17,169,319)     (690) (8,536,667)   (837,238)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(7,557,801$(4,228,660)     $(820)         $- $(21,146,921)   $(844) $(10,555,225$(1,029,480)
Distributions...............
                             =============================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                       LargeCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,285,405        $ 4,158,796
Net realized gain (loss) from investment transactions and foreign currency transactions......         18,183,534         13,670,724
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         45,360,410          1,235,817
                              Net Increase (Decrease) in Net Assets Resulting from Operations         68,829,349         19,065,337

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,682,477)        (1,684,432)
From net realized gain on investments and foreign currency transactions......................        (13,831,742)        (4,668,645)
                                                            Total Dividends and Distributions        (19,514,219)        (6,353,077)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         61,158,528        408,354,578
                                                      Total increase (decrease) in net assets        110,473,658        421,066,838
                                                                                                                -                  -
Net Assets
Beginning of period..........................................................................        543,312,250        122,245,412
End of period (including undistributed net investment income as set forth below).............      $ 653,785,908      $ 543,312,250
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,188,006        $ 3,585,078



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,468,219    $545,367   $283,044 $10,833,973 $1,338,901 $10,041,566$61,383,251  $2,154,911   $613,177
     Reinvested.............     24,429     124,990      8,835  8,884,459     735,397    899,120   8,363,365     211,716     24,255
     Redeemed...............  (245,594)   (495,803)   (51,962) (36,430,893(4,503,273) (2,567,638)(1,502,409)   (793,628)  (189,247)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,247,054    $174,554   $239,917 $(16,712,46$(2,428,975)$8,373,048 $68,244,207  $1,572,999   $448,185
                             =======================================================================================================
Shares:
     Sold...................    125,736      46,520     24,168    914,699     111,570    856,268   5,196,718     179,933     50,826
     Reinvested.............      2,133      10,878        769    769,600      63,659     78,786     725,495      18,345      2,113
     Redeemed...............   (20,522)    (42,380)    (4,344) (3,102,188)  (380,063)  (219,264)   (126,334)    (66,934)   (15,988)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    107,347      15,018     20,593 (1,417,889)  (204,834)    715,790   5,795,879     131,344     36,951
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $636,282  $3,369,444   $220,337 $10,179,248 $1,127,083 $12,048,099$91,339,474  $2,923,265 $1,520,521
     Issued in acquisitions.          -           -          - 303,957,352 26,422,754          -           -           -          -
     Reinvested.............     43,481      66,409          -          -           -    889,836   5,166,916     185,125        226
     Redeemed...............  (966,455)   (923,713)       (13) (36,483,219(3,301,581) (4,173,888)(3,845,264) (1,244,081)  (803,060)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(286,692)  $2,512,140   $220,324 $277,653,38$24,248,256 $8,764,047 $92,661,126  $1,864,309   $717,687
                             =======================================================================================================
Shares:
     Sold...................     55,881     299,735     19,293    886,896      98,422  1,084,236   8,124,018     258,910    134,856
     Issued in acquisitions.          -           -          - 27,073,783   2,353,499          -           -           -          -
     Reinvested.............      3,988       6,078          -          -           -     81,974     472,420      16,901         21
     Redeemed...............   (87,605)    (81,755)        (1) (3,167,535)  (287,627)  (376,857)   (339,288)   (111,496)   (70,752)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (27,736)     224,058     19,292 24,793,144   2,164,294    789,353   8,257,150     164,315     64,125
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(7,337)   $(21,971)   $(1,347) $(2,395,483)$(119,116) $(144,891) $(2,922,771)  $(62,953)   $(6,608)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (17,092)   (103,019)    (7,802) (6,720,966)  (621,032)  (754,435) (5,440,594)   (148,763)   (18,039)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(24,429)  $(124,990)   $(9,149) $(9,116,449)$(740,148) $(899,326) $(8,363,365) $(211,716)  $(24,647)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(11,188)   $(16,851)     $(117)         $-          $- $(224,960) $(1,383,286)  $(47,842)     $(188)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (32,293)    (49,558)      (359)          -           -  (664,972) (3,783,630)   (137,283)      (550)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(43,481)   $(66,409)     $(476)         $-          $- $(889,932) $(5,166,916) $(185,125)     $(738)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                        MidCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,223,949          $ 873,655
Net realized gain (loss) from investment transactions and foreign currency transactions......         43,034,036         38,281,368
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         25,420,762         (2,029,829)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         69,678,747         37,125,194

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,096,176)          (208,652)
From net realized gain on investments and foreign currency transactions......................        (38,198,887)        (6,508,853)
                                                            Total Dividends and Distributions        (39,295,063)        (6,717,505)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         24,529,050        624,080,478
                                                      Total increase (decrease) in net assets         54,912,734        654,488,167

Net Assets
Beginning of period..........................................................................        740,697,649         86,209,482
End of period (including undistributed net investment income as set forth below).............      $ 795,610,383      $ 740,697,649
Undistributed (overdistributed) net investment income (operating loss).......................          $ 947,385          $ 819,612



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,891,016    $474,796   $141,115 $26,930,189 $4,083,323 $23,079,880         $-  $3,243,398   $409,304
     Reinvested.............    190,028     171,875     14,019 27,071,899   3,644,630  6,267,032           -   1,328,728    155,710
     Redeemed...............  (433,509) (1,222,142)   (37,424) (42,351,349(10,703,644)(9,827,908)          - (10,664,439) (327,477)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,647,535  $(575,471)   $117,710 $11,650,739$(2,975,691)$19,519,004         $- $(6,092,313)  $237,537
                             =======================================================================================================
Shares:
     Sold...................    207,197      34,192     10,188  1,932,613     288,639  1,683,520           -     232,292     29,260
     Reinvested.............     13,993      12,732      1,036  1,985,119     267,594    468,738           -      97,378     11,310
     Redeemed...............   (31,290)    (88,100)    (2,697) (3,030,692)  (769,117)  (716,083)           -   (757,444)   (23,170)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    189,900    (41,176)      8,527    887,040   (212,884)  1,436,175           -   (427,774)     17,400
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $2,726,576  $2,835,210   $288,676 $19,998,331 $3,125,165 $44,342,602         $- $21,075,874 $2,890,205
     Issued in acquisitions.          -           -          - 501,732,654 74,461,412          -           -           -          -
     Reinvested.............    216,329      78,456          -          -           -  5,529,790           -     806,177     81,069
     Redeemed............... (3,049,812)  (796,704)   (21,181) (23,911,617(8,563,470) (14,252,808)         - (4,133,788) (1,378,668)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(106,907)  $2,116,962   $267,495 $497,819,36$69,023,107 $35,619,584         $- $17,748,263 $1,592,606
                             =======================================================================================================
Shares:
     Sold...................    204,263     218,112     21,864  1,459,197     227,970  3,409,650           -   1,557,797    220,312
     Issued in acquisitions.          -           -          - 37,875,532   5,621,092          -           -           -          -
     Reinvested.............     16,866       6,144          -          -           -    436,924           -      62,749      6,247
     Redeemed...............  (226,463)    (61,549)    (1,549) (1,742,982)  (624,661) (1,095,485)          -   (311,350)  (101,525)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    (5,334)     162,707     20,315 37,591,747   5,224,401  2,751,089           -   1,309,196    125,034
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-         $- $(1,017,523)        $-         $-       $(67)   $(73,428)   $(5,158)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (190,028)   (171,875)   (14,568) (26,453,601(3,691,714) (6,270,626)      (623) (1,255,300)  (150,552)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(190,028)  $(171,875)  $(14,568) $(27,471,12$(3,691,714)$(6,270,626)    $(690) $(1,328,728)$(155,710)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(6,605)    $(3,683)      $(18)         $-          $- $(165,843)       $(29)   $(29,638)   $(2,836)
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(209,724)   $(74,773)     $(674)         $-          $- $(5,367,358)    $(765)  $(776,539)  $(79,020)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(216,329)   $(78,456)     $(692)         $-          $- $(5,533,201)    $(794)  $(806,177)  $(81,856)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                        MidCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (125,387)        $ (214,352)
Net realized gain (loss) from investment transactions and foreign currency transactions......          1,451,834          1,934,062
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          2,338,980            978,030
                              Net Increase (Decrease) in Net Assets Resulting from Operations          3,665,427          2,697,740


Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          4,879,070         (4,342,243)
                                                      Total increase (decrease) in net assets          8,544,497        (1,644,503)

Net Assets
Beginning of period..........................................................................         19,955,488         21,599,991
End of period (including undistributed net investment income as set forth below).............       $ 28,499,985       $ 19,955,488
Undistributed (overdistributed) net investment income (operating loss).......................         $ (125,387)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,707,444  $1,456,975     $61,848 $3,846,075     $95,000   $177,013    $309,687
     Redeemed...............  (317,975)    (96,750)    (13,581) (2,023,534)   (12,958)    (4,668)   (305,506)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,389,469  $1,360,225     $48,267 $1,822,541     $82,042   $172,345      $4,181
                             =================================================================================
Shares:
     Sold...................    241,915     209,619       9,051    583,056      13,648     24,132      40,743
     Redeemed...............   (44,514)    (13,524)     (1,869)  (302,282)     (1,760)      (667)    (40,572)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    197,401     196,095       7,182    280,774      11,888     23,465         171
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $803,081    $521,545     $10,000 $4,392,453    $548,866   $102,870     $67,943
     Redeemed...............  (270,584)   (457,846)           - (3,148,781)(6,806,571)   (30,230)    (74,989)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $532,497     $63,699     $10,000 $1,243,672 $(6,257,705)   $72,640    $(7,046)
                             =================================================================================
Shares:
     Sold...................    122,411      81,429       1,863    776,350      95,494     16,190      11,662
     Redeemed...............   (43,793)    (73,698)           -  (560,682) (1,198,390)    (4,889)    (11,662)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     78,618       7,731       1,863    215,668 (1,102,896)     11,301           -
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                    MidCap S&P 400 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 476,693          $ 500,486
Net realized gain (loss) from investment transactions and foreign currency transactions......          4,201,828          4,367,919
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         12,007,016          6,278,022
                              Net Increase (Decrease) in Net Assets Resulting from Operations         16,685,537         11,146,427

Dividends and Distributions to Shareholders
From net investment income...................................................................           (572,622)          (241,790)
From net realized gain on investments and foreign currency transactions......................         (4,351,300)        (1,658,985)
                                                            Total Dividends and Distributions         (4,923,922)        (1,900,775)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         32,564,019         32,474,910
                                                      Total increase (decrease) in net assets         44,325,634         41,720,562

Net Assets
Beginning of period..........................................................................        101,051,466         59,330,904
End of period (including undistributed net investment income as set forth below).............      $ 145,377,100      $ 101,051,466
Undistributed (overdistributed) net investment income (operating loss).......................          $ 336,440          $ 432,369



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $10,382,860 $5,933,836  $1,687,903 $5,181,902  $3,515,686 $11,553,498 $3,443,509
     Reinvested.............    799,719     829,324      34,617  1,271,026      83,750  1,600,564     303,752
     Redeemed............... (3,712,838)(3,054,715)   (174,239) (2,991,245)  (188,186) (2,963,840)  (972,864)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,469,741  $3,708,445  $1,548,281 $3,461,683  $3,411,250 $10,190,222 $2,774,397
                             =================================================================================
Shares:
     Sold...................    725,623     415,066     119,538    370,457     246,000    797,163     242,240
     Reinvested.............     57,599      59,914       2,531     93,982       6,088    114,662      21,829
     Redeemed...............  (255,136)   (211,019)    (12,119)  (213,210)    (13,204)  (203,875)    (67,344)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    528,086     263,961     109,950    251,229     238,884    707,950     196,725
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $12,346,294 $8,723,742    $330,858 $7,947,263  $1,454,019 $11,467,479 $4,654,451
     Reinvested.............    212,250     306,497           -    635,359           -    666,125      79,418
     Redeemed............... (3,040,388)(2,753,237)     (4,623) (3,519,342)  (199,432) (4,658,319)(2,173,504)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $9,518,156  $6,277,002    $326,235 $5,063,280  $1,254,587 $7,475,285  $2,560,365
                             =================================================================================
Shares:
     Sold...................    942,876     659,345      24,624    624,172     110,039    874,508     355,601
     Reinvested.............     16,894      24,438           -     51,781           -     52,849       6,312
     Redeemed...............  (229,806)   (211,770)       (343)  (277,459)    (14,648)  (351,459)   (167,037)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    729,964     472,013      24,281    398,494      95,391    575,898     194,876
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(95,511)   $(60,250)    $(1,637)  $(73,966)   $(21,109) $(273,041)   $(47,108)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (704,208)   (769,074)    (33,467) (1,197,743)   (62,641) (1,327,523)  (256,644)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(799,719)  $(829,324)   $(35,104) $(1,271,709) $(83,750) $(1,600,564)$(303,752)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(28,227)   $(38,453)       $(36)  $(75,215)       $(51)  $(89,470)   $(10,338)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (184,023)   (268,044)       (273)  (560,584)       (323)  (576,658)    (69,080)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(212,250)  $(306,497)      $(309) $(635,799)      $(374) $(666,128)   $(79,418)
Distributions...............
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                        MidCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 582,924          $ 360,159
Net realized gain (loss) from investment transactions and foreign currency transactions......          4,157,499         17,441,468
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          8,281,758         (2,350,783)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         13,022,181         15,450,844

Dividends and Distributions to Shareholders
From net investment income...................................................................           (536,903)          (165,463)
From net realized gain on investments and foreign currency transactions......................        (17,432,732)        (5,214,459)
                                                            Total Dividends and Distributions        (17,969,635)        (5,379,922)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         21,617,018         28,180,156
Redemption fees - Class J....................................................................                  -                355
                                                      Total increase (decrease) in net assets         16,669,564         38,251,433

Net Assets
Beginning of period..........................................................................        118,404,752         80,153,319
End of period (including undistributed net investment income as set forth below).............      $ 135,074,316      $ 118,404,752
Undistributed (overdistributed) net investment income (operating loss).......................          $ 258,502          $ 212,481



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $420,616    $416,734      $7,272 $12,594,384         $-   $358,204  $1,145,941
     Reinvested.............     70,183      67,321       4,367 16,860,696     767,336    157,468      28,195
     Redeemed...............  (195,970)     (3,909)    (42,770) (10,511,433)  (11,230)  (352,721)   (163,666)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $294,829    $480,146   $(31,131) $18,943,647   $756,106   $162,951  $1,010,470
                             =================================================================================
Shares:
     Sold...................     30,335      31,358         533    936,735           -     26,649      87,555
     Reinvested.............      5,425       5,191         338  1,315,272      57,388     12,165       2,193
     Redeemed...............   (14,648)       (279)     (3,125)  (786,327)       (728)   (26,584)    (12,340)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     21,112      36,270     (2,254)  1,465,680      56,660     12,230      77,408
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,094,223    $260,028     $48,357 $31,923,407 $5,212,521   $890,404    $549,192
     Reinvested.............    105,203      10,343           -  5,158,779      59,029     12,812      28,897
     Redeemed............... (2,719,788)   (14,400)       (104) (12,717,820(1,074,163)  (158,114)   (488,650)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $(1,520,362)  $255,971     $48,253 $24,364,366 $4,197,387   $745,102     $89,439
                             =================================================================================
Shares:
     Sold...................     79,268      18,706       3,456  2,310,837     356,985     63,416      41,165
     Reinvested.............      8,104         794           -    399,893       4,543        989       2,242
     Redeemed...............  (188,321)     (1,022)         (7)  (924,523)    (82,145)   (11,217)    (34,623)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....  (100,949)      18,478       3,449  1,786,207     279,383     53,188       8,784
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(2,817)    $(1,849)      $(104) $(463,825)   $(57,575)   $(9,252)    $(1,481)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (67,366)    (65,472)     (5,894) (16,409,309) (709,761)  (148,216)    (26,714)
                             ---------------------------------------------------------------------------------
Total Dividends and           $(70,183)   $(67,321)    $(5,998) $(16,873,134$(767,336) $(157,468)   $(28,195)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(3,613)      $(429)       $(18) $(157,433)    $(2,520)     $(496)      $(954)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (101,590)     (9,914)       (632) (5,004,936)   (57,128)   (12,316)    (27,943)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(105,203)   $(10,343)      $(650) $(5,162,369) $(59,648)  $(12,812)   $(28,897)
Distributions...............
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                        Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 12,073,371        $ 9,523,257
                              Net Increase (Decrease) in Net Assets Resulting from Operations         12,073,371          9,523,257

Dividends and Distributions to Shareholders
From net investment income...................................................................        (12,073,371)        (9,523,257)
                                                            Total Dividends and Distributions        (12,073,371)        (9,523,257)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (85,942,214)       473,280,383
                                                      Total increase (decrease) in net assets       (85,942,214)        473,280,383

Net Assets
Beginning of period..........................................................................        691,998,195        218,717,812
End of period (including undistributed net investment income as set forth below).............      $ 606,055,981      $ 691,998,195
Undistributed (overdistributed) net investment income (operating loss).......................                 $ -               $ -



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature    Class A    Class B     Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold..................$34,145,676$45,257,094 $21,888,831$345,770,454  $665,549 $25,696,655 $25,552,946 $30,220,891 $22,464,264
     Reinvested............   182,671     224,656     43,865   6,991,125     26,057   2,355,128   1,653,579     548,155     48,135
     Redeemed..............(32,402,114(39,828,921)(28,864,481(322,364,277(1,316,187)(30,646,906)(141,727,958(30,708,594)(21,818,507)
                           --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)....$1,926,233  $5,652,829 $(6,931,785$30,397,302 $(624,581) $(2,595,123)$(114,521,433)  $60,452   $693,892
                           ========================================================================================================
Shares:
     Sold..................34,145,676  45,257,094 21,888,831 345,770,454    665,549  25,696,655  25,552,946  30,220,891 22,464,264
     Reinvested............   182,671     224,656     43,865   6,991,125     26,057   2,355,128   1,653,579     548,155     48,135
     Redeemed..............(32,402,114(39,828,921)(28,864,481(322,364,277(1,316,187)(30,646,906)(141,727,958(30,708,594)(21,818,507)
                           --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).... 1,926,233   5,652,829 (6,931,785) 30,397,302  (624,581) (2,595,123) (114,521,433)    60,452    693,892
                           ========================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold..................$95,777,197$78,191,806 $15,507,366$178,767,682$1,143,298 $69,153,023 $99,461,247 $75,527,015 $55,543,724
     Issued in acquisitions         -           -          - 340,644,469  3,361,820           -           -           -          -
     Reinvested............   213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
     Redeemed..............(94,738,305(75,570,455)(6,899,259)(178,243,053(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                           --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)....$1,252,051  $2,785,957 $8,627,228 $344,588,589$3,098,603 $10,909,785 $84,314,836 $15,692,415 $2,010,919
                           ========================================================================================================
Shares:
     Sold..................95,777,197  78,191,806 15,507,366 178,767,682  1,143,298  69,153,023  99,461,247  75,527,015 55,543,724
     Issued in acquisitions         -           -          - 340,644,469  3,361,820           -           -           -          -
     Reinvested............   213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
     Redeemed..............(94,738,305(75,570,455)(6,899,259)(178,243,053(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                           --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).... 1,252,051   2,785,957  8,627,228 344,588,589  3,098,603  10,909,785  84,314,836  15,692,415  2,010,919
                           ========================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................$(182,671)  $(224,656)  $(43,865) $(6,991,125) $(26,057) $(2,355,128)$(1,653,579) $(548,155)  $(48,135)
                           --------------------------------------------------------------------------------------------------------
Total Dividends and        $(182,671)  $(224,656)  $(43,865) $(6,991,125) $(26,057) $(2,355,128)$(1,653,579) $(548,155)  $(48,135)
Distributions..............
                           ========================================================================================================
Year Ended October 31, 2005
     From net investment
     income................$(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
                           --------------------------------------------------------------------------------------------------------
Total Dividends and        $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
Distributions..............
                           ========================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Partners Global Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended       Period Ended
                                                                                                                  October 31,
                                                                                                April 30, 2006         2005(a)
Operations
Net investment income (operating loss).......................................................           $ 69,967           $ 76,099
Net realized gain (loss) from investment transactions and foreign currency transactions......            376,227           (110,333)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          2,244,501            313,962
                              Net Increase (Decrease) in Net Assets Resulting from Operations          2,690,695            279,728

Dividends and Distributions to Shareholders
From net investment income...................................................................            (87,520)                 -
                                                            Total Dividends and Distributions            (87,520)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         10,715,455         11,820,171
                                                      Total increase (decrease) in net assets         13,318,630         12,099,899

Net Assets
Beginning of period..........................................................................         12,099,899                  -
End of period (including undistributed net investment income as set forth below).............       $ 25,418,529       $ 12,099,899
Undistributed (overdistributed) net investment income (operating loss).......................           $ 57,120           $ 77,524



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,022,913    $584,096    $193,433 $10,729,371 $1,000,232    $22,729
     Reinvested.............        109           -           -     16,240         134      2,135
     Redeemed...............  (156,173)   (244,442)    (57,794) (2,151,209)  (114,937)  (131,382)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $866,849    $339,654    $135,639 $8,594,402    $885,429 $(106,518)
                             =====================================================================
Shares:
     Sold...................     90,391      51,388      17,072    931,730      88,050      1,976
     Reinvested.............         10           -           -      1,487          12        195
     Redeemed...............   (13,631)    (21,712)     (4,916)  (184,545)    (10,195)   (11,735)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     76,770      29,676      12,156    748,672      77,867    (9,564)
                             =====================================================================
Period Ended October 31, 2005(a)
Dollars:
     Sold...................    $10,000     $39,743     $21,495 $11,135,482    $10,000 $1,246,902
     Redeemed...............          -           -         (3)  (199,252)           -  (444,196)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    $10,000     $39,743     $21,492 $10,936,230    $10,000   $802,706
                             =====================================================================
Shares:
     Sold...................      1,000       3,857       2,109  1,110,856       1,000    126,104
     Redeemed...............          -           -           -   (19,212)           -   (44,444)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....      1,000       3,857       2,109  1,091,644       1,000     81,660
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................     $(115)          $-          $-  $(85,095)      $(175)   $(2,135)
                             ---------------------------------------------------------------------
Total Dividends and              $(115)          $-          $-  $(85,095)      $(175)   $(2,135)
Distributions...............
                             =====================================================================

(a) Period from March 1, 2005, date operations commenced, through October 31, 2005.
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Partners International Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,675,983        $ 5,020,557
Net realized gain (loss) from investment transactions and foreign currency transactions......         33,062,211         18,899,316
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         99,435,638         30,467,626
                              Net Increase (Decrease) in Net Assets Resulting from Operations        136,173,832         54,387,499

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,695,147)          (951,805)
From net realized gain on investments and foreign currency transactions......................        (18,927,110)        (1,763,093)
                                                            Total Dividends and Distributions        (23,622,257)        (2,714,898)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         83,142,805        323,859,790
                                                      Total increase (decrease) in net assets        195,694,380        375,532,391

Net Assets
Beginning of period..........................................................................        571,027,870        195,495,479
End of period (including undistributed net investment income as set forth below).............      $ 766,722,250      $ 571,027,870
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,503,214        $ 4,623,341



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $7,993,354  $3,754,355    $951,826 $75,056,867 $7,209,245 $4,131,461
     Reinvested.............    236,201     287,061      20,804 22,186,837     617,613    273,363
     Redeemed............... (2,910,825)  (650,231)    (29,616) (32,692,766(1,105,289) (2,187,455)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $5,318,730  $3,391,185    $943,014 $64,550,938 $6,721,569 $2,217,369
                             =====================================================================
Shares:
     Sold...................    589,910     278,792      70,592  5,495,971     540,835    315,720
     Reinvested.............     18,433      22,476       1,624  1,714,522      47,964     21,252
     Redeemed...............  (215,159)    (46,465)     (2,190) (2,391,472)   (82,686)  (157,687)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    393,184     254,803      70,026  4,819,021     506,113    179,285
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $7,768,055  $6,721,060    $364,568 $308,767,82$16,838,090 $5,498,328
     Reinvested.............      2,659      30,753           -  2,546,125      74,449     17,814
     Redeemed............... (1,047,394)(1,306,500)    (28,488) (16,672,046(4,403,719) (1,311,786)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $6,723,320  $5,445,313    $336,080 $294,641,90$12,508,820 $4,204,356
                             =====================================================================
Shares:
     Sold...................    647,432     568,018      29,133 25,607,397   1,404,349    468,166
     Reinvested.............        226       2,626           -    216,663       6,347      1,519
     Redeemed...............   (86,893)   (107,790)     (2,384) (1,404,340)  (365,785)  (108,223)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    560,765     462,854      26,746 24,419,720   1,044,911    361,462
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(15,283)    $(1,905)          $- $(4,558,797) $(87,814)  $(31,348)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (220,918)   (285,156)    (21,182) (17,628,040) (529,798)  (242,016)
                             ---------------------------------------------------------------------
Total Dividends and          $(236,201)  $(287,061)   $(21,182) $(22,186,837$(617,612) $(273,364)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(1,755)   $(10,504)       $(34) $(909,286)   $(24,294)   $(5,932)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (1,029)    (20,372)        (80) (1,679,321)   (50,283)   (12,008)
                             ---------------------------------------------------------------------
Total Dividends and            $(2,784)   $(30,876)      $(114) $(2,588,607) $(74,577)  $(17,940)
Distributions...............
                             =====================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Partners LargeCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,492,164        $ 7,069,031
Net realized gain (loss) from investment transactions and foreign currency transactions......         23,568,150         35,180,865
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         47,629,951         12,559,932
                              Net Increase (Decrease) in Net Assets Resulting from Operations         75,690,265         54,809,828

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,838,845)        (5,990,472)
From net realized gain on investments and foreign currency transactions......................        (34,388,534)       (34,052,662)
                                                            Total Dividends and Distributions        (40,227,379)       (40,043,134)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         42,875,273        199,775,242
                                                      Total increase (decrease) in net assets         78,338,159        214,541,936

Net Assets
Beginning of period..........................................................................        807,713,718        593,171,782
End of period (including undistributed net investment income as set forth below).............      $ 886,051,877      $ 807,713,718
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,684,925        $ 4,031,606



                            Advisors    Advisors    Advisors
                            Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................$4,840,750  $4,606,068  $1,407,125 $6,951,802  $1,690,518 $18,084,942$36,967,849  $2,033,003 $2,495,291
     Reinvested............. 1,185,114   1,285,465      10,409  2,267,315     962,517  3,217,754  28,746,037   2,060,013    438,294
     Redeemed...............(1,966,139)(5,290,148)   (310,150) (6,681,819)(1,748,079) (5,566,965)(49,478,148)(3,868,146) (1,465,399)
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....$4,059,725    $601,385  $1,107,384 $2,537,298    $904,956 $15,735,731$16,235,738    $224,870 $1,468,186
                            ========================================================================================================
Shares:
     Sold...................   464,814     440,568     136,540    658,780     160,570  1,756,153   3,494,153     193,964    238,526
     Reinvested.............   114,858     125,347       1,006    218,153      92,818    317,513   2,764,086     199,135     42,265
     Redeemed............... (187,084)   (510,374)    (29,098)  (632,294)   (166,044)  (540,126) (4,719,707)   (368,800)  (139,167)
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   392,588      55,541     108,448    244,639      87,344  1,533,540   1,538,532      24,299    141,624
                            ========================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................$7,501,360 $11,759,213    $264,989 $4,539,074  $1,243,708 $30,358,460$109,769,814$10,320,311 $7,066,453
     Issued in acquisitions.         -           -           - 51,186,768  22,574,163          -           -           -          -
     Reinvested............. 1,520,729   1,477,549           -          -           -  3,104,189  31,286,682   2,252,061    398,324
     Redeemed...............(7,400,495)(6,822,393)     (3,351) (4,211,041)(1,091,143) (8,234,114)(58,724,797)(5,585,533) (4,775,738)
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....$1,621,594  $6,414,369    $261,638 $51,514,801$22,726,728 $25,228,535$82,331,699  $6,986,839 $2,689,039
                            ========================================================================================================
Shares:
     Sold...................   735,142   1,166,839      25,303    435,508     119,176  3,029,562  10,630,380   1,032,330    693,646
     Issued in acquisitions.         -           -           -  5,013,615   2,211,078          -           -           -          -
     Reinvested.............   150,643     146,961           -          -           -    312,469   3,083,968     222,656     39,266
     Redeemed............... (729,488)   (673,235)       (330)  (404,091)   (104,586)  (820,719) (5,732,064)   (545,961)  (474,784)
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   156,297     640,565      24,973  5,045,032   2,225,668  2,521,312   7,982,284     709,025    258,128
                            ========================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(87,239)   $(43,166)       $(26) $(103,657)          $- $(130,812) $(5,157,299) $(268,997)  $(47,649)
     From net realized gain
     on investments and
     foreign currency
     transactions...........(1,097,875)(1,242,299)    (10,813) (2,210,900)  (969,014) (3,087,141)(23,588,831)(1,791,016)  (390,645)
                            --------------------------------------------------------------------------------------------------------
Total Dividends and         $(1,185,114$(1,285,465)  $(10,839) $(2,314,557)$(969,014) $(3,217,953$(28,746,130$(2,060,013)$(438,294)
Distributions...............
                            ========================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................$(228,471)  $(209,034)       $(88)         $-          $- $(451,050) $(4,714,410) $(329,983)  $(57,436)
     From net realized gain
     on investments and
     foreign currency
     transactions...........(1,292,258)(1,268,515)       (561)          -           - (2,656,090)(26,572,272)(1,922,078)  (340,888)
                            --------------------------------------------------------------------------------------------------------
Total Dividends and         $(1,520,729$(1,477,549)     $(649)         $-          $- $(3,107,140$(31,286,682$(2,252,061)$(398,324)
Distributions...............
                            ========================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                  Partners LargeCap Blend Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 693,854          $ 506,149
Net realized gain (loss) from investment transactions and foreign currency transactions......          6,993,133          3,816,437
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         10,662,102          3,012,339
                              Net Increase (Decrease) in Net Assets Resulting from Operations         18,349,089          7,334,925

Dividends and Distributions to Shareholders
From net investment income...................................................................           (608,487)          (250,214)
From net realized gain on investments and foreign currency transactions......................           (736,539)          (155,099)
                                                            Total Dividends and Distributions         (1,345,026)          (405,313)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          1,587,929        153,683,697
                                                      Total increase (decrease) in net assets         18,591,992        160,613,309

Net Assets
Beginning of period..........................................................................        192,274,255         31,660,946
End of period (including undistributed net investment income as set forth below).............      $ 210,866,247      $ 192,274,255
Undistributed (overdistributed) net investment income (operating loss).......................          $ 424,561          $ 339,194



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $900,706    $802,825   $734,385 $8,457,161    $836,678 $8,328,922          $-    $811,244   $560,107
     Reinvested.............      8,902      22,665      1,086    929,201      82,281    226,700           -      40,253     18,432
     Redeemed...............  (109,387) (1,094,257)  (202,631) (11,666,708(4,322,273) (2,955,724)          -   (628,624)  (194,015)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $800,221  $(268,767)   $532,840 $(2,280,346$(3,403,314)$5,599,898          $-    $222,873   $384,524
                             =======================================================================================================
Shares:
     Sold...................    100,613      90,212     82,691    957,981      92,734    950,410           -      90,948     62,620
     Reinvested.............      1,021       2,607        125    106,796       9,425     26,290           -       4,609      2,116
     Redeemed...............   (12,323)   (122,759)   (23,311) (1,322,527)  (487,693)  (337,621)           -    (70,610)   (21,736)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     89,311    (29,940)     59,505  (257,750)   (385,534)    639,079         N/A      24,947     43,000
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,340,383  $1,888,662    $10,500 $5,278,819    $640,144 $10,880,192         $-  $1,620,444 $1,898,691
     Issued in acquisitions.          -           -          - 125,959,529 23,564,254          -           -           -          -
     Reinvested.............     16,353      31,518          -          -           -    321,075           -      30,744      4,208
     Redeemed............... (1,699,883)  (819,549)          - (8,047,302)(3,229,598) (4,555,771)          -   (951,887)  (497,829)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(343,147)  $1,100,631    $10,500 $123,191,04$20,974,800 $6,645,496          $-    $699,301 $1,405,070
                             =======================================================================================================
Shares:
     Sold...................    160,915     231,380      1,356    629,801      76,556  1,341,964           -     199,209    234,310
     Issued in acquisitions.          -           -          - 15,495,697   2,898,901          -           -           -          -
     Reinvested.............      1,986       3,837          -          -           -     39,430           -       3,722        511
     Redeemed...............  (202,989)   (100,599)          -  (961,677)   (385,279)  (563,252)           -   (114,790)   (61,150)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (40,088)     134,618      1,356 15,163,821   2,590,178    818,142           -      88,141    173,671
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(4,724)    $(8,938)     $(262) $(463,081)          $-  $(93,128)       $(95)   $(26,786)  $(11,473)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (4,178)    (13,727)      (878)  (480,894)    (82,715)  (133,685)        (36)    (13,467)    (6,959)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and            $(8,902)   $(22,665)   $(1,140) $(943,975)   $(82,715) $(226,813)      $(131)   $(40,253)  $(18,432)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(10,060)   $(20,411)      $(72)         $-          $- $(198,151)       $(69)   $(18,769)   $(2,682)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (6,293)    (11,107)       (48)          -           -  (123,980)        (41)    (11,975)    (1,655)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(16,353)   $(31,518)     $(120)         $-          $- $(322,131)      $(110)   $(30,744)   $(4,337)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                  Partners LargeCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 567,882          $ 117,821
Net realized gain (loss) from investment transactions and foreign currency transactions......         13,694,885          1,709,901
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          2,451,896         (1,408,951)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         16,714,663            418,771

ividends and Distributions to Shareholders
From net investment income...................................................................           (392,619)                 -
From net realized gain on investments and foreign currency transactions......................         (1,903,230)          (792,718)
                                                            Total Dividends and Distributions         (2,295,849)          (792,718)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................       (178,169,893)       330,131,079
                                                      Total increase (decrease) in net assets      (163,751,079)        329,757,132

Net Assets
Beginning of period..........................................................................        343,169,810         13,412,678
End of period (including undistributed net investment income as set forth below).............      $ 179,418,731      $ 343,169,810
Undistributed (overdistributed) net investment income (operating loss).......................          $ 293,084          $ 117,821



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature    Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $115,506    $436,528    $77,837  $2,399,595  $7,146,200     $4,121          $-
     Reinvested.............     11,207      14,560      2,017      48,173   2,217,852         76           -
     Redeemed...............  (226,352)   (513,001)   (46,635)   (934,914) (188,918,928)  (3,735)           -
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....  $(99,639)   $(61,913)    $33,219  $1,512,854 $(179,554,876)    $462          $-
                             =================================================================================
Shares:
     Sold...................      9,496      36,243      6,451     198,626     570,873        334           -
     Reinvested.............        917       1,197        164       3,975     178,735          6           -
     Redeemed...............   (18,555)    (42,456)    (3,775)    (77,430) (15,161,709)     (304)           -
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    (8,142)     (5,016)      2,840     125,171 (14,412,101)        36           -
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $7,273,363    $644,932   $322,919  $4,118,439 $340,896,072   $13,164      $8,453
     Reinvested.............      1,876     125,910          -     324,198           -          -           -
     Redeemed............... (5,510,867)  (613,383)       (86) (1,653,763) (15,611,312) (100,424)   (108,412)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,764,372    $157,459   $322,833  $2,788,874 $325,284,760 $(87,260)   $(99,959)
                             =================================================================================
Shares:
     Sold...................    622,525      55,204     26,940     354,773  28,714,961      1,117         720
     Reinvested.............        161      10,807          -      27,924           -          -           -
     Redeemed...............  (466,188)    (52,323)        (7)   (142,318) (1,302,059)    (8,517)     (9,230)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    156,498      13,688     26,933     240,379  27,412,902    (7,400)     (8,510)
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-         $-          $-  $(392,619)         $-          $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (11,207)    (14,560)    (2,073)    (48,173) (1,826,943)      (176)        (98)
                             ---------------------------------------------------------------------------------
Total Dividends and           $(11,207)   $(14,560)   $(2,073)   $(48,173) $(2,219,562)    $(176)       $(98)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $(8,677)  $(132,711)     $(577)  $(331,106)  $(306,045)   $(6,801)    $(6,801)
                             ---------------------------------------------------------------------------------
Total Dividends and            $(8,677)  $(132,711)     $(577)  $(331,106)  $(306,045)   $(6,801)    $(6,801)
Distributions...............
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                 Partners LargeCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,091,520        $ 2,907,409
Net realized gain (loss) from investment transactions and foreign currency transactions......         50,153,834         43,189,905
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        (10,605,125)        44,444,279
                              Net Increase (Decrease) in Net Assets Resulting from Operations         43,640,229         90,541,593

Dividends and Distributions to Shareholders
From net investment income...................................................................                  -         (4,003,726)
From net realized gain on investments and foreign currency transactions......................        (36,359,979)                 -
                                                            Total Dividends and Distributions        (36,359,979)        (4,003,726)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         16,416,601        142,489,028
Redemption fees - Class J....................................................................                  -                304
                                                      Total increase (decrease) in net assets         23,696,851        229,027,199

Net Assets
Beginning of period..........................................................................        955,390,554        726,363,355
End of period (including undistributed net investment income as set forth below).............      $ 979,087,405      $ 955,390,554
Undistributed (overdistributed) net investment income (operating loss).......................        $ 4,091,520                $ -



                             Advisors    Advisors  Advisors
                             Preferred    Select   Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $4,421,922  $3,366,310  $433,473 $4,832,890    $874,835 $7,490,747 $34,383,391  $6,642,671 $5,306,843
     Reinvested.............  1,091,270     861,998    14,106  1,815,313     555,338  1,153,247  29,406,414   1,132,067    303,725
     Redeemed............... (7,638,499)(6,437,189)  (29,054) (5,811,101)(1,841,491) (2,963,683)(53,693,131)(3,903,658) (5,352,153)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(2,125,307$(2,208,881  $418,525   $837,102  $(411,318) $5,680,311 $10,096,674  $3,871,080   $258,415
                             ======================================================================================================
Shares:
     Sold...................    538,230     417,187    52,312    584,114     105,856    957,831   4,108,713     801,219    664,328
     Reinvested.............    132,115     107,081     1,706    218,449      67,070    147,286   3,525,949     136,723     37,040
     Redeemed...............  (941,538)   (808,770)   (3,525)  (701,665)   (223,925)  (379,476) (6,467,731)   (472,260)  (650,755)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  (271,193)   (284,502)    50,493    100,898    (50,999)    725,641   1,166,931     465,682     50,613
                             ======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $6,415,416  $5,470,564  $295,584 $2,753,569    $552,152 $11,187,877$150,588,664 $5,949,056 $2,351,772
     Issued in acquisitions.          -           -         - 47,917,785  15,306,782          -           -           -          -
     Reinvested.............    158,706     103,320         -          -           -     94,401   3,480,309     145,261     21,495
     Redeemed............... (8,965,227)(5,623,636)  (54,403) (3,291,697)(1,552,223) (3,386,860)(78,014,341)(6,165,151) (3,250,147)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(2,391,105) $(49,752)  $241,181 $47,379,657$14,306,711 $7,895,418 $76,054,632   $(70,834) $(876,880)
                             ======================================================================================================
Shares:
     Sold...................    823,998     726,320    38,050    345,172      68,802  1,522,274  19,314,275     787,649    305,028
     Issued in acquisitions.          -           -         -  6,098,950   1,948,243          -           -           -          -
     Reinvested.............     20,347      13,559         -          -           -     12,705     444,484      18,647      2,777
     Redeemed............... (1,163,602)  (747,301)   (6,905)  (409,889)   (192,755)  (460,407) (9,980,670)   (800,989)  (441,357)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  (319,257)     (7,422)    31,145  6,034,233   1,824,290  1,074,572   9,778,089       5,307  (133,552)
                             ======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(1,091,270)$(861,998) $(14,526) $(1,838,648)$(557,674) $(1,153,657$(29,406,414$(1,132,067)$(303,725)
                             ------------------------------------------------------------------------------------------------------
Total Dividends and          $(1,091,270)$(861,998) $(14,526) $(1,838,648)$(557,674) $(1,153,657$(29,406,414$(1,132,067)$(303,725)
Distributions...............
                             ======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(158,706)  $(103,320)     $(48)         $-          $-  $(94,587) $(3,480,309) $(145,261)  $(21,495)
                             ------------------------------------------------------------------------------------------------------
Total Dividends and          $(158,706)  $(103,320)     $(48)         $-          $-  $(94,587) $(3,480,309) $(145,261)  $(21,495)
Distributions...............
                             ======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                 Partners LargeCap Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (364,938)         $ 396,837
Net realized gain (loss) from investment transactions and foreign currency transactions......         43,579,988         10,479,456
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          8,742,203         34,709,737
                              Net Increase (Decrease) in Net Assets Resulting from Operations         51,957,253         45,586,030

Dividends and Distributions to Shareholders
From net investment income...................................................................           (689,961)          (797,869)
From net realized gain on investments and foreign currency transactions......................         (8,923,735)        (3,789,120)
                                                            Total Dividends and Distributions         (9,613,696)        (4,586,989)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         53,036,112        533,716,550
                                                      Total increase (decrease) in net assets         95,379,669        574,715,591

Net Assets
Beginning of period..........................................................................        784,589,553        209,873,962
End of period (including undistributed net investment income as set forth below).............      $ 879,969,222      $ 784,589,553
Undistributed (overdistributed) net investment income (operating loss).......................         $ (590,345)         $ 651,588



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,551,329  $1,143,758    $375,316   $313,295  $2,057,814 $81,385,207 $1,681,446  $5,641,472
     Reinvested.............     94,805     162,618       1,717      2,005     126,335  8,765,170     228,208     232,552
     Redeemed............... (2,087,288)(1,262,155)   (124,110)   (40,426)   (970,976) (40,794,884(2,643,781) (2,803,315)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(441,154)     $44,221    $252,923   $274,874  $1,213,173 $49,355,493 $(734,127)  $3,070,709
                             =============================================================================================
Shares:
     Sold...................    185,973     139,476      44,046     36,730     253,694  9,478,131     198,045     699,803
     Reinvested.............     11,368      19,664         202        235      15,597  1,021,917      26,943      27,586
     Redeemed...............  (249,094)   (152,131)    (14,529)    (4,710)   (119,961) (4,746,288)  (312,241)   (332,261)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   (51,753)       7,009      29,719     32,255     149,330  5,753,760    (87,253)     395,128
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,295,750 $10,000,309    $168,129   $142,023  $4,206,153 $533,473,611$8,523,061 $18,422,395
     Reinvested.............    128,394     209,212           -          -     161,818  3,680,012     304,465     102,897
     Redeemed............... (1,792,268)(4,799,939)     (8,151)      (514) (1,795,031) (31,425,596(4,555,666) (4,724,514)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,631,876  $5,409,582    $159,978   $141,509  $2,572,940 $505,728,027$4,271,860 $13,800,778
                             =============================================================================================
Shares:
     Sold...................    425,486   1,298,148      21,211     17,372     552,435 68,994,573   1,077,009   2,323,534
     Reinvested.............     16,351      26,818           -          -      21,175    457,376      38,323      13,002
     Redeemed...............  (227,382)   (615,916)     (1,008)       (63)   (236,857) (3,898,362)  (573,364)   (597,942)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    214,455     709,050      20,203     17,309     336,753 65,553,587     541,968   1,738,594
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $-         $-          $- $(689,961)          $-          $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (94,805)   (162,618)     (1,834)    (2,117)   (126,392) (8,075,209)  (228,208)   (232,552)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(94,805)  $(162,618)    $(1,834)   $(2,117)  $(126,392) $(8,765,170)$(228,208)  $(232,552)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(19,925)   $(29,526)       $(27)         $-   $(24,629) $(656,840)   $(50,551)   $(16,371)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (108,469)   (179,686)       (164)          -   (137,189) (3,023,172)  (253,914)    (86,526)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(128,394)  $(209,212)      $(191)         $-  $(161,818) $(3,680,012)$(304,465)  $(102,897)
Distributions...............
                             =============================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Partners LargeCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 16,026,297       $ 22,954,189
Net realized gain (loss) from investment transactions and foreign currency transactions......         70,030,400         66,120,628
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        146,613,448         33,666,283
                              Net Increase (Decrease) in Net Assets Resulting from Operations        232,670,145        122,741,100

Dividends and Distributions to Shareholders
From net investment income...................................................................        (22,752,144)       (19,530,352)
From net realized gain on investments and foreign currency transactions......................        (66,098,505)       (11,048,831)
                                                            Total Dividends and Distributions        (88,850,649)       (30,579,183)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        280,956,442        302,889,844
                                                      Total increase (decrease) in net assets        424,775,938        395,051,761

Net Assets
Beginning of period..........................................................................      1,733,736,749      1,338,684,988
End of period (including undistributed net investment income as set forth below).............    $ 2,158,512,687    $ 1,733,736,749
Undistributed (overdistributed) net investment income (operating loss).......................       $ 10,334,013       $ 17,059,860



                             Advisors    Advisors    dvisors
                             Preferred    Select     ignature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $16,825,712 $6,084,146  4,883,228 $6,739,294  $1,322,285 $13,228,018$197,448,021$18,253,716 $7,060,929
     Reinvested.............  2,639,881   1,954,208     59,339  2,354,113     749,153  3,131,299  72,996,860   3,737,955  1,153,212
     Redeemed............... (4,866,753)(3,229,708)  (436,824) (5,987,014)(1,807,184) (6,150,297)(44,647,713)(10,426,482)(2,112,952)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $14,598,840 $4,808,646  4,505,743 $3,106,393    $264,254 $10,209,020$225,797,168$11,565,189 $6,101,189
                             =======================================================================================================
Shares:
     Sold...................  1,195,547     441,899    349,318    484,759      95,045    960,109  14,172,497   1,303,706    507,447
     Reinvested.............    190,965     145,468      4,396    173,094      55,166    233,247   5,369,488     275,177     85,278
     Redeemed...............  (343,596)   (234,455)   (31,225)  (428,651)   (130,031)  (446,510) (3,211,023)   (745,973)  (152,242)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,042,916     352,912    322,489    229,202      20,180    746,846  16,330,962     832,910    440,483
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $32,558,922$17,254,447   $431,591 $5,200,063    $974,492 $33,720,096$342,559,910$25,449,330 $13,834,889
     Issued in acquisitions.          -           -          - 51,978,749  20,768,465          -           -           -          -
     Reinvested.............    750,907     761,713          -          -           -    969,947  26,693,482   1,083,315    318,509
     Redeemed............... (12,149,742(9,824,340)   (51,114) (3,526,408)(1,245,127) (9,340,669)(222,621,339(8,544,335) (5,115,909)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $21,160,087 $8,191,820   $380,477 $53,652,404$20,497,830 $25,349,374$146,632,053$17,988,310 $9,037,489
                             =======================================================================================================
Shares:
     Sold...................  2,377,234   1,304,003     32,312    380,607      71,252  2,546,545  25,443,416   1,905,958  1,043,361
     Issued in acquisitions.          -           -          -  3,859,600   1,542,129          -           -           -          -
     Reinvested.............     55,353      57,621          -          -           -     73,427   2,005,505      81,330     24,004
     Redeemed...............  (884,725)   (742,111)    (3,741)  (257,151)    (91,017)  (702,533) (16,603,751)  (634,048)  (385,368)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,547,862     619,513     28,571  3,983,056   1,522,364  1,917,439  10,845,170   1,353,240    681,997
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(471,068)  $(279,885)   $(7,255) $(376,236)          $- $(458,787) $(20,052,671)$(863,025) $(243,217)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (2,168,813)(1,674,323)   (52,532) (2,043,662)  (756,783) (2,672,999)(52,944,468)(2,874,930)  (909,995)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(2,639,881$(1,954,208) $(59,787) $(2,419,898)$(756,783) $(3,131,786$(72,997,139$(3,737,955)$(1,153,212
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(475,969)  $(481,457)     $(134)         $-          $- $(617,270) $(17,063,615)$(691,262) $(200,645)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (274,938)   (280,256)       (81)          -           -  (353,772) (9,629,867)   (392,053)  (117,864)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(750,907)  $(761,713)     $(215)         $-          $- $(971,042) $(26,693,482$(1,083,315)$(318,509)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)
                                                                                                  Partners LargeCap Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 2,368,768        $ 1,799,816
Net realized gain (loss) from investment transactions and foreign currency transactions......          3,016,748          3,037,215
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         32,499,297         10,946,306
                              Net Increase (Decrease) in Net Assets Resulting from Operations         37,884,813         15,783,337

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,500,557)           (36,072)
From net realized gain on investments and foreign currency transactions......................         (3,147,763)                 -
                                                            Total Dividends and Distributions         (5,648,320)           (36,072)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        106,629,478        270,287,667
                                                      Total increase (decrease) in net assets        138,865,971        286,034,932

Net Assets
Beginning of period..........................................................................        291,302,251          5,267,319
End of period (including undistributed net investment income as set forth below).............      $ 430,168,222      $ 291,302,251
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,657,978        $ 1,789,767



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $3,496,283  $2,990,950  $1,402,161 $95,684,684 $3,064,194   $616,936
     Reinvested.............     11,456          93       7,147  5,584,478      42,987      1,578
     Redeemed...............  (254,632)   (159,162)    (46,930) (5,313,604)  (408,436)   (90,705)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $3,253,107  $2,831,881  $1,362,378 $95,955,558 $2,698,745   $527,809
                             =====================================================================
Shares:
     Sold...................    284,791     242,658     112,243  7,619,296     246,896     49,810
     Reinvested.............        948           8         592    459,673       3,545        130
     Redeemed...............   (20,295)    (12,770)     (3,722)  (428,264)    (32,704)    (7,244)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    265,444     229,896     109,113  7,650,705     217,737     42,696
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $397,256      $7,432    $388,697 $275,533,571$2,814,653         $-
     Reinvested.............          -           -           -     14,808           -          -
     Redeemed...............   (37,146)        (63)     (8,842) (8,461,950)  (360,749)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $360,110      $7,369    $379,855 $267,086,429$2,453,904         $-
                             =====================================================================
Shares:
     Sold...................     34,263         670      34,060 24,663,900     250,937          -
     Reinvested.............          -           -           -      1,323           -          -
     Redeemed...............    (3,194)         (6)       (767)  (766,153)    (31,480)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     31,069         664      33,293 23,899,070     219,457          -
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(2,512)       $(36)          $- $(2,481,587) $(14,793)   $(1,629)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (9,097)       (189)     (7,266) (3,102,891)   (28,194)      (126)
                             ---------------------------------------------------------------------
Total Dividends and           $(11,609)      $(225)    $(7,266) $(5,584,478) $(42,987)   $(1,755)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................      $(37)       $(36)       $(32)  $(35,888)       $(40)      $(39)
                             ---------------------------------------------------------------------
Total Dividends and               $(37)       $(36)       $(32)  $(35,888)       $(40)      $(39)
Distributions...............
                             =====================================================================

See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                 Partners LargeCap Value Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended       Period Ended
                                                                                                                  October 31,
                                                                                                April 30, 2006         2005(a)
Operations
Net investment income (operating loss).......................................................        $ 1,874,388        $ 1,537,606
Net realized gain (loss) from investment transactions and foreign currency transactions......          1,858,261          2,249,367
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         15,396,284          4,829,149
                              Net Increase (Decrease) in Net Assets Resulting from Operations         19,128,933          8,616,122

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,248,621)                 -
From net realized gain on investments and foreign currency transactions......................         (2,265,324)                 -
                                                            Total Dividends and Distributions         (4,513,945)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          2,239,733        188,815,084
                                                      Total increase (decrease) in net assets         16,854,721        197,431,206

Net Assets
Beginning of period..........................................................................        197,431,206                  -
End of period (including undistributed net investment income as set forth below).............      $ 214,285,927      $ 197,431,206
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,163,373        $ 1,537,606



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $860,345    $395,539     $99,995 $7,070,814  $2,078,844 $1,885,500
     Reinvested.............      9,512       1,734       1,155  4,490,527       8,458      1,868
     Redeemed...............   (65,562)    (22,051)    (14,638) (12,259,809) (375,244) (1,927,254)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $804,295    $375,222     $86,512 $(698,468)  $1,712,058  $(39,886)
                             =====================================================================
Shares:
     Sold...................     80,603      37,462       9,744    678,898     199,010    184,598
     Reinvested.............        922         168         112    435,382         819        182
     Redeemed...............    (6,261)     (2,091)     (1,379) (1,168,091)   (35,631)  (184,780)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     75,264      35,539       8,477   (53,811)     164,198          -
                             =====================================================================
Period Ended October 31, 2005(a)
Dollars:
     Sold...................   $736,382     $58,606     $10,494 $201,151,362$1,020,276    $10,022
     Redeemed...............  (176,854)           -           - (13,421,369) (573,835)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $559,528     $58,606     $10,494 $187,729,993  $446,441    $10,022
                             =====================================================================
Shares:
     Sold...................     72,814       5,818       1,050 20,718,777     102,079      1,002
     Redeemed...............   (17,933)           -           - (1,355,513)   (56,901)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     54,881       5,818       1,050 19,363,264      45,178      1,002
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(3,114)      $(484)      $(232) $(2,239,978)  $(3,510)   $(1,303)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (6,398)     (1,404)     (1,064) (2,250,549)    (5,153)      (756)
                             ---------------------------------------------------------------------
Total Dividends and            $(9,512)    $(1,888)    $(1,296) $(4,490,527)  $(8,663)   $(2,059)
Distributions...............
                             =====================================================================

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Partners MidCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (203,126)      $ (1,505,172)
Net realized gain (loss) from investment transactions and foreign currency transactions......         21,574,335          5,622,546
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         53,295,496         21,505,782
                              Net Increase (Decrease) in Net Assets Resulting from Operations         74,666,705         25,623,156

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (3,001,206)                 -
                                                            Total Dividends and Distributions         (3,001,206)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         58,033,751        301,501,261
Redemption fees - Class J....................................................................                  -              1,084
                                                      Total increase (decrease) in net assets        129,699,250        327,125,501

Net Assets
Beginning of period..........................................................................        371,631,375         44,505,874
End of period (including undistributed net investment income as set forth below).............      $ 501,330,625      $ 371,631,375
Undistributed (overdistributed) net investment income (operating loss).......................         $ (203,126)               $ -



                             Advisors    Advisors  Advisors
                             Preferred    Select   Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $9,469,194  $3,035,101  $379,157 $4,781,018    $919,055 $5,723,813 $35,674,781 $16,873,295 $20,380,612
     Reinvested.............    130,055      74,712     1,514    191,772      79,331    181,709   2,115,590     171,300     50,163
     Redeemed............... (1,365,037)(1,131,223)  (91,014) (3,135,534)  (971,365) (2,126,488)(28,825,804)(1,684,402) (2,867,554)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $8,234,212  $1,978,590  $289,657 $1,837,256     $27,021 $3,779,034  $8,964,567 $15,360,193 $17,563,221
                             ======================================================================================================
Shares:
     Sold...................    924,026     302,856    38,898    483,842      93,712    607,485   3,605,843   1,719,720  2,075,324
     Reinvested.............     13,477       7,931       162     20,379       8,458     20,123     224,109      17,660      5,225
     Redeemed...............  (136,819)   (115,478)   (9,526)  (322,216)   (100,106)  (225,200) (2,887,043)   (165,442)  (286,317)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    800,684     195,309    29,534    182,005       2,064    402,408     942,909   1,571,938  1,794,232
                             ======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $4,554,182  $4,863,437  $163,656 $1,715,116    $341,830 $7,605,852 $276,408,005 $2,848,649   $277,405
     Issued in acquisitions.          -           -         - 24,938,033  10,350,619          -           -           -          -
     Redeemed............... (3,180,200)(3,264,493)   (6,763) (2,140,036)  (691,655) (3,883,177)(16,988,101)(2,204,909)  (206,189)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,373,982  $1,598,944  $156,893 $24,513,113$10,000,794 $3,722,675 $259,419,904   $643,740    $71,216
                             ======================================================================================================
Shares:
     Sold...................    526,987     584,318    18,715    196,481      39,322    954,857  33,263,676     331,881     32,779
     Issued in acquisitions.          -           -         -  2,969,413   1,232,463          -           -           -          -
     Redeemed...............  (370,640)   (394,175)     (782)  (245,163)    (79,420)  (487,405) (1,959,249)   (259,360)   (23,909)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    156,347     190,143    17,933  2,920,731   1,192,365    467,452  31,304,427      72,521      8,870
                             ======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(130,055)   $(74,712)  $(1,604) $(196,076)   $(79,861) $(181,756) $(2,115,590) $(171,300)  $(50,252)
                             ------------------------------------------------------------------------------------------------------
Total Dividends and          $(130,055)   $(74,712)  $(1,604) $(196,076)   $(79,861) $(181,756) $(2,115,590) $(171,300)  $(50,252)
Distributions...............
                             ======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                  Partners MidCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ (71,013)        $ (609,577)
Net realized gain (loss) from investment transactions and foreign currency transactions......         19,254,738         17,253,022
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         20,679,724         16,538,766
                              Net Increase (Decrease) in Net Assets Resulting from Operations         39,863,449         33,182,211

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (15,486,068)                 -
                                                            Total Dividends and Distributions        (15,486,068)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         21,898,027         90,691,225
                                                      Total increase (decrease) in net assets         46,275,408        123,873,436

Net Assets
Beginning of period..........................................................................        253,904,338        130,030,902
End of period (including undistributed net investment income as set forth below).............      $ 300,179,746      $ 253,904,338
Undistributed (overdistributed) net investment income (operating loss).......................          $ (71,014)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,808,159    $670,373    $114,785 $1,587,129 $11,291,178 $1,534,992    $812,053
     Reinvested.............    103,224      32,162       7,406     26,109  15,221,619     72,945      18,453
     Redeemed...............  (477,749)    (68,929)    (27,465)  (122,135) (10,422,976) (244,553)    (38,753)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,433,634    $633,606     $94,726 $1,491,103 $16,089,821 $1,363,384    $791,753
                             =================================================================================
Shares:
     Sold...................    146,533      52,777       9,068    126,787     902,302    121,377      65,273
     Reinvested.............      8,616       2,694         619      2,167   1,259,025      6,048       1,537
     Redeemed...............   (38,913)     (5,609)     (2,129)    (9,611)   (827,442)   (19,235)     (2,959)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    116,236      49,862       7,558    119,343   1,333,885    108,190      63,851
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $460,308    $646,351    $130,286   $366,039 $107,317,482  $925,196    $313,913
     Redeemed...............  (128,627)   (448,273)     (1,060)    (2,888) (18,658,363) (187,695)    (41,444)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $331,681    $198,078    $129,226   $363,151 $88,659,119   $737,501    $272,469
                             =================================================================================
Shares:
     Sold...................     41,427      60,647      11,151     30,976  10,037,412     87,096      29,208
     Redeemed...............   (11,654)    (39,964)        (92)      (247) (1,646,646)   (17,322)     (3,674)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     29,773      20,683      11,059     30,729   8,390,766     69,774      25,534
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(103,927)   $(32,865)    $(8,113)  $(26,739) $(15,221,619)$(73,649)   $(19,156)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(103,927)   $(32,865)    $(8,113)  $(26,739) $(15,221,619)$(73,649)   $(19,156)
Distributions...............
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                  Partners MidCap Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended       Period Ended
                                                                                                                  October 31,
                                                                                                April 30, 2006         2005(a)
Operations
Net investment income (operating loss).......................................................          $ 283,117         $ (675,536)
Net realized gain (loss) from investment transactions and foreign currency transactions......         38,011,651          1,961,919
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         46,966,678         29,660,742
                              Net Increase (Decrease) in Net Assets Resulting from Operations         85,261,446         30,947,125

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (1,846,158)                 -
                                                            Total Dividends and Distributions         (1,846,158)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         82,188,623        417,965,518
                                                      Total increase (decrease) in net assets        165,603,911        448,912,643

Net Assets
Beginning of period..........................................................................        448,912,643                  -
End of period (including undistributed net investment income as set forth below).............      $ 614,516,554      $ 448,912,643
Undistributed (overdistributed) net investment income (operating loss).......................          $ 283,117                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $7,163,998  $1,452,287  $1,053,899 $75,757,862 $4,431,235 $2,518,076
     Reinvested.............      7,824       4,927         931  1,824,618       4,271      3,500
     Redeemed...............  (722,796)   (188,056)    (92,577) (8,797,360)(1,261,800)  (972,216)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $6,449,026  $1,269,158    $962,253 $68,785,120 $3,173,706 $1,549,360
                             =====================================================================
Shares:
     Sold...................    590,934     128,160      88,896  6,233,493     370,023    209,256
     Reinvested.............        683         430          81    157,703         372        305
     Redeemed...............   (59,603)    (15,493)     (7,540)  (729,894)   (104,206)   (79,054)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    532,014     113,097      81,437  5,661,302     266,189    130,507
                             =====================================================================
Period Ended October 31, 2005(a)
Dollars:
     Sold................... $1,510,082    $224,476     $57,494 $452,347,579$1,025,178 $1,190,965
     Redeemed...............  (226,294)    (14,947)    (10,138) (37,627,508)  (89,873)  (421,496)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $1,283,788    $209,529     $47,356 $414,720,071  $935,305   $769,469
                             =====================================================================
Shares:
     Sold...................    142,068      21,002       5,412 44,926,244     101,654    114,623
     Redeemed...............   (21,616)     (1,391)       (972) (3,671,191)    (8,444)   (39,166)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    120,452      19,611       4,440 41,255,053      93,210     75,457
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $(7,824)    $(4,970)      $(975) $(1,824,618)  $(4,271)   $(3,500)
                             ---------------------------------------------------------------------
Total Dividends and            $(7,824)    $(4,970)      $(975) $(1,824,618)  $(4,271)   $(3,500)
Distributions...............
                             =====================================================================

(a) Period from December 29, 2004, date operations commenced, through October 31, 2005.
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                    Partners MidCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 1,430,618          $ 276,238
Net realized gain (loss) from investment transactions and foreign currency transactions......         30,814,224         48,738,150
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         40,352,864          1,143,606
                              Net Increase (Decrease) in Net Assets Resulting from Operations         72,597,706         50,157,994

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,259,599)                 -
From net realized gain on investments and foreign currency transactions......................        (48,436,187)       (20,373,382)
                                                            Total Dividends and Distributions        (49,695,786)       (20,373,382)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        112,462,739        242,553,219
                                                      Total increase (decrease) in net assets        135,364,659        272,337,831

Net Assets
Beginning of period..........................................................................        538,876,944        266,539,113
End of period (including undistributed net investment income as set forth below).............      $ 674,241,603      $ 538,876,944
Undistributed (overdistributed) net investment income (operating loss).......................          $ 447,257          $ 276,238



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $8,744,623  $3,465,141   $913,212 $5,005,727    $694,292 $12,881,669$58,004,816  $4,089,449 $3,358,210
     Reinvested.............  1,835,090   1,757,885     19,348    246,739      55,310  7,124,113  35,791,251   1,796,637  1,026,307
     Redeemed............... (2,954,928)(2,846,937)   (94,110)  (492,274)   (105,771) (7,253,405)(15,574,289)(4,499,367)  (525,999)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $7,624,785  $2,376,089   $838,450 $4,760,192    $643,831 $12,752,377$78,221,778  $1,386,719 $3,858,518
                             =======================================================================================================
Shares:
     Sold...................    576,860     235,364     59,833    326,552      45,207    880,482   3,755,880     267,967    223,174
     Reinvested.............    125,177     122,929      1,314     16,649       3,745    503,471   2,407,685     122,224     70,247
     Redeemed...............  (194,007)   (191,727)    (6,336)   (32,254)     (6,998)  (496,252) (1,013,636)   (295,629)   (35,128)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    508,030     166,566     54,811    310,947      41,954    887,701   5,149,929      94,562    258,293
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $13,597,074$13,777,613   $147,665 $2,263,562    $474,916 $45,842,636$157,066,184$17,667,027 $11,688,301
     Reinvested.............    456,915     553,848          -          -           -  2,611,239  16,230,251     420,508     86,492
     Redeemed............... (1,678,454)(1,860,266)      (976)   (22,329)    (38,052) (9,163,158)(21,864,999)(3,713,075) (1,989,703)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $12,375,535$12,471,195   $146,689 $2,241,233    $436,864 $39,290,717$151,431,436$14,374,460 $9,785,090
                             =======================================================================================================
Shares:
     Sold...................    925,149     968,510      9,735    147,013      30,965  3,241,294  10,666,178   1,205,192    811,724
     Reinvested.............     32,754      40,545          -          -           -    192,854   1,155,178      30,166      6,231
     Redeemed...............  (113,271)   (129,055)       (67)    (1,408)     (2,587)  (643,502) (1,473,758)   (249,818)  (135,371)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    844,632     880,000      9,668    145,605      28,378  2,790,646  10,347,598     985,540    682,584
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-         $-         $-          $-         $- $(1,251,019)   $(8,580)         $-
     From net realized gain
     on investments and
     foreign currency
     transactions........... (1,835,090)(1,757,885)   (20,304)  (268,477)    (56,242) (7,141,147)(34,541,568)(1,788,057) (1,027,417)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(1,835,090$(1,757,885  $(20,304) $(268,477)   $(56,242) $(7,141,147$(35,792,587$(1,796,637)$(1,027,417
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(456,915)  $(553,848)     $(702)         $-          $- $(2,623,851$(16,230,251)$(420,508)  $(87,307)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(456,915)  $(553,848)     $(702)         $-          $- $(2,623,851$(16,230,251)$(420,508)  $(87,307)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Partners MidCap Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 2,036,025        $ 2,070,753
Net realized gain (loss) from investment transactions and foreign currency transactions......         17,541,502         45,024,082
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         44,921,380         15,227,929
                              Net Increase (Decrease) in Net Assets Resulting from Operations         64,498,907         62,322,764

Dividends and Distributions to Shareholders
From net investment income...................................................................         (2,410,914)        (1,346,625)
From net realized gain on investments and foreign currency transactions......................        (45,039,783)        (3,740,674)
                                                            Total Dividends and Distributions        (47,450,697)        (5,087,299)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        123,389,314        160,217,899
                                                      Total increase (decrease) in net assets        140,437,524        217,453,364

Net Assets
Beginning of period..........................................................................        520,454,016        303,000,652
End of period (including undistributed net investment income as set forth below).............      $ 660,891,540      $ 520,454,016
Undistributed (overdistributed) net investment income (operating loss).......................        $ 1,066,824        $ 1,441,713



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $7,665,461  $2,402,320  $1,145,861 $68,781,479 $5,796,682 $2,940,297
     Reinvested.............    219,954     106,312      61,326 46,678,797     260,121    120,026
     Redeemed............... (1,110,208)  (297,018)   (139,260) (9,770,404)  (706,978)  (765,454)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $6,775,207  $2,211,614  $1,067,927 $105,689,872$5,349,825 $2,294,869
                             =====================================================================
Shares:
     Sold...................    582,979     183,289      86,324  5,193,415     438,420    224,226
     Reinvested.............     17,360       8,404       4,840  3,650,370      20,418      9,451
     Redeemed...............   (84,145)    (22,748)    (10,602)  (736,792)    (53,241)   (57,792)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    516,194     168,945      80,562  8,106,993     405,597    175,885
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,470,558    $934,968    $269,873 $168,557,371$1,188,561 $1,263,622
     Reinvested.............      5,692         767           -  5,079,455         732          -
     Redeemed...............  (204,780)    (97,865)     (2,921) (17,726,768) (138,378)  (382,988)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $1,271,470    $837,870    $266,952 $155,910,058$1,050,915   $880,634
                             =====================================================================
Shares:
     Sold...................    114,029      72,450      20,800 13,227,231      89,401     95,914
     Reinvested.............        472          64           -    419,779          61          -
     Redeemed...............   (15,993)     (7,657)       (224) (1,402,173)   (10,671)   (29,716)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     98,508      64,857      20,576 12,244,837      78,791     66,198
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $- $(2,404,632)  $(5,481)     $(801)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (219,954)   (107,371)    (62,305) (44,274,165) (255,699)  (120,289)
                             ---------------------------------------------------------------------
Total Dividends and          $(219,954)  $(107,371)   $(62,305) $(46,678,797$(261,180) $(121,090)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................   $(1,343)      $(219)       $(33) $(1,344,765)    $(224)      $(41)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (4,349)       (713)       (118) (3,734,690)      (677)      (127)
                             ---------------------------------------------------------------------
Total Dividends and            $(5,692)      $(932)      $(151) $(5,079,455)    $(901)     $(168)
Distributions...............
                             =====================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                  Partners SmallCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 125,585           $ 12,252
Net realized gain (loss) from investment transactions and foreign currency transactions......         15,995,462         16,714,013
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         17,187,166          5,245,128
                              Net Increase (Decrease) in Net Assets Resulting from Operations         33,308,213         21,971,393

Dividends and Distributions to Shareholders
From net investment income...................................................................           (109,768)          (367,838)
From net realized gain on investments and foreign currency transactions......................        (16,656,018)        (2,805,561)
                                                            Total Dividends and Distributions        (16,765,786)        (3,173,399)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          7,735,327         61,400,184
                                                      Total increase (decrease) in net assets         24,277,754         80,198,178

Net Assets
Beginning of period..........................................................................        240,348,988        160,150,810
End of period (including undistributed net investment income as set forth below).............      $ 264,626,742      $ 240,348,988
Undistributed (overdistributed) net investment income (operating loss).......................           $ 28,069           $ 12,252



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $703,458    $329,945     $49,889 $9,817,236     $84,860 $1,533,226
     Reinvested.............    202,276      69,762       2,869 16,342,184      16,664    117,255
     Redeemed...............  (599,433)   (160,568)    (27,983) (19,876,716)  (55,225)  (814,372)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $306,301    $239,139     $24,775 $6,282,704     $46,299   $836,109
                             =====================================================================
Shares:
     Sold...................     41,555      19,581       2,963    573,439       5,020     93,357
     Reinvested.............     12,564       4,360         177    998,503       1,025      7,242
     Redeemed...............   (35,217)     (9,634)     (1,638) (1,193,626)    (3,173)   (49,429)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     18,902      14,307       1,502    378,316       2,872     51,170
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,926,266  $1,133,400     $38,719 $79,089,016   $225,350   $179,959
     Reinvested.............      2,788         788           -  3,163,568         477      2,228
     Redeemed............... (1,228,789)  (279,924)        (70) (24,800,727)  (40,713)   (12,152)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $2,700,265    $854,264     $38,649 $57,451,857   $185,114   $170,035
                             =====================================================================
Shares:
     Sold...................    245,067      71,399       2,494  4,929,566      14,479     11,423
     Reinvested.............        175          50           -    196,879          30        140
     Redeemed...............   (75,068)    (17,447)         (5) (1,552,300)    (2,444)      (777)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    170,174      54,002       2,489  3,574,145      12,065     10,786
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $- $(109,768)          $-         $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (205,766)    (73,224)     (3,634) (16,232,416)  (20,204)  (120,774)
                             ---------------------------------------------------------------------
Total Dividends and          $(205,766)   $(73,224)    $(3,634) $(16,342,184)$(20,204) $(120,774)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................     $(373)      $(134)       $(13) $(366,881)      $(137)     $(300)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (3,251)     (1,476)       (167) (2,796,687)    (1,202)    (2,778)
                             ---------------------------------------------------------------------
Total Dividends and            $(3,624)    $(1,610)      $(180) $(3,163,568)  $(1,339)   $(3,078)
Distributions...............
                             =====================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                 Partners SmallCap Growth Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (645,099)        $ (988,688)
Net realized gain (loss) from investment transactions and foreign currency transactions......         26,032,839          8,315,745
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          3,746,042          2,206,931
                              Net Increase (Decrease) in Net Assets Resulting from Operations         29,133,782          9,533,988


Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (50,266,874)        43,451,681

                                                      Total increase (decrease) in net assets        (21,133,092)        52,985,669

Net Assets
Beginning of period..........................................................................        138,010,892         85,025,223
End of period (including undistributed net investment income as set forth below).............      $ 116,877,800      $ 138,010,892
Undistributed (overdistributed) net investment income (operating loss).......................         $ (645,099)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,460,599    $123,184      $7,241 $1,844,881 $15,000,826 $2,241,095    $198,628
     Redeemed............... (1,221,011)  (134,241)    (22,253)  (741,357) (68,348,776) (562,333)   (113,357)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   $239,588   $(11,057)   $(15,012) $1,103,524 $(53,347,950$1,678,762     $85,271
                             =================================================================================
Shares:
     Sold...................    150,719      13,219         749    197,621   1,508,539    226,338      20,064
     Redeemed...............  (137,639)    (14,292)     (2,261)   (82,790) (6,833,278)   (57,739)    (11,499)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     13,080     (1,073)     (1,512)    114,831 (5,324,739)    168,599       8,565
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $631,414    $263,687     $39,953 $1,628,457 $56,624,017 $3,669,286    $119,004
     Redeemed............... (1,581,587)  (215,171)        (49) (2,060,283)(14,397,661)(1,180,399)   (88,987)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $(950,173)     $48,516     $39,904 $(431,826) $42,226,356 $2,488,887     $30,017
                             =================================================================================
Shares:
     Sold...................     77,326      33,451       4,766    208,647   6,744,236    433,752      14,698
     Redeemed...............  (190,073)    (27,279)         (6)  (265,637) (1,737,014)  (143,825)    (10,751)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....  (112,747)       6,172       4,760   (56,990)   5,007,222    289,927       3,947
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                 Partners SmallCap Growth Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ (2,111,430)      $ (3,078,007)
Net realized gain (loss) from investment transactions and foreign currency transactions......         21,962,814         28,468,489
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         79,319,249         20,122,527
                              Net Increase (Decrease) in Net Assets Resulting from Operations         99,170,633         45,513,009

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (25,315,900)        (8,154,974)
                                                            Total Dividends and Distributions        (25,315,900)        (8,154,974)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        155,025,533        119,033,610
                                                      Total increase (decrease) in net assets        228,880,266        156,391,645

Net Assets
Beginning of period..........................................................................        451,296,578        294,904,933
End of period (including undistributed net investment income as set forth below).............      $ 680,176,844      $ 451,296,578
Undistributed (overdistributed) net investment income (operating loss).......................       $ (2,111,430)               $ -



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $4,113,298  $1,881,316   $745,543 $2,798,314    $629,697 $5,242,982 $111,044,837$16,055,502 $2,091,660
     Reinvested.............    591,750     583,041     13,846    713,311     360,289    598,199  21,184,279   1,098,420    163,167
     Redeemed............... (2,321,411)(1,332,078)   (48,516) (1,488,682)  (558,954)  (943,548) (4,692,882) (1,936,559) (1,561,288)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,383,637  $1,132,279   $710,873 $2,022,943    $431,032 $4,897,633 $127,536,234$15,217,363   $693,539
                             =======================================================================================================
Shares:
     Sold...................    447,921     204,726     79,431    294,462      66,597    601,753  11,527,666   1,696,508    233,183
     Reinvested.............     67,092      67,326      1,542     79,081      40,077     71,986   2,338,220     122,728     18,394
     Redeemed...............  (258,594)   (147,628)    (5,157)  (157,546)    (59,985)  (108,744)   (502,950)   (206,722)  (166,296)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    256,419     124,424     75,816    215,997      46,689    564,995  13,362,936   1,612,514     85,281
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $4,906,278  $4,380,391    $56,268 $1,438,756    $387,092 $4,053,371 $151,482,390 $4,683,851   $983,695
     Issued in acquisitions.          -           -          - 14,882,859   7,254,787          -           -           -          -
     Reinvested.............    205,305     199,083          -          -           -    176,872   7,296,867     230,736     45,831
     Redeemed............... (2,352,863)(1,904,907)       (12) (3,360,587)(1,002,941) (1,276,397)(69,448,404)(3,199,586) (1,085,125)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,758,720  $2,674,567    $56,256 $12,961,028 $6,638,938 $2,953,846 $89,330,853  $1,715,001  $(55,599)
                             =======================================================================================================
Shares:
     Sold...................    585,749     525,225      6,467    159,795      43,278    497,285  18,349,976     548,185    117,215
     Issued in acquisitions.          -           -          -  1,705,329     831,278          -           -           -          -
     Reinvested.............     24,558      24,219          -          -           -     22,304     856,440      27,306      5,463
     Redeemed...............  (280,331)   (229,550)        (1)  (380,845)   (113,401)  (160,203) (8,237,366)   (373,162)  (130,523)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    329,976     319,894      6,466  1,484,279     761,155    359,386  10,969,050     202,329    (7,845)
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(591,750)  $(583,041)  $(14,439) $(719,584)  $(363,021) $(598,199) $(21,184,279$(1,098,420)$(163,167)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(591,750)  $(583,041)  $(14,439) $(719,584)  $(363,021) $(598,199) $(21,184,279$(1,098,420)$(163,167)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(205,305)  $(199,083)     $(271)         $-          $- $(176,881) $(7,296,867) $(230,736)  $(45,831)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(205,305)  $(199,083)     $(271)         $-          $- $(176,881) $(7,296,867) $(230,736)  $(45,831)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                Partners SmallCap Growth Fund III
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (499,195)        $ (575,571)
Net realized gain (loss) from investment transactions and foreign currency transactions......         17,610,381          6,894,880
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         15,934,472          7,496,669
                              Net Increase (Decrease) in Net Assets Resulting from Operations         33,045,658         13,815,978

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (6,514,697)                 -
                                                            Total Dividends and Distributions         (6,514,697)                 -

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         55,131,496        113,769,948
                                                      Total increase (decrease) in net assets         81,662,457        127,585,926

Net Assets
Beginning of period..........................................................................        132,394,775          4,808,849
End of period (including undistributed net investment income as set forth below).............      $ 214,057,232      $ 132,394,775
Undistributed (overdistributed) net investment income (operating loss).......................         $ (499,195)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................    $51,692      $7,829     $41,598 $52,425,357   $565,692   $426,918
     Reinvested.............     18,055       4,149         656  6,415,792      73,934          -
     Redeemed...............   (56,287)    (13,118)    (26,327) (4,435,629)  (129,156)  (239,659)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    $13,460    $(1,140)     $15,927 $54,405,520   $510,470   $187,259
                             =====================================================================
Shares:
     Sold...................      4,181         629       3,481  4,193,422      46,999     32,671
     Reinvested.............      1,588         366          58    559,354       6,474          -
     Redeemed...............    (4,547)     (1,020)     (2,081)  (361,672)    (10,813)   (18,935)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....      1,222        (25)       1,458  4,391,104      42,660     13,736
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $428,011    $165,320     $10,043 $123,704,935$1,689,599         $-
     Redeemed...............   (50,279)    (86,304)           - (11,879,663) (211,714)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....   $377,732     $79,016     $10,043 $111,825,272$1,477,885         $-
                             =====================================================================
Shares:
     Sold...................     40,001      16,283       1,039 12,525,165     158,957          -
     Redeemed...............    (4,602)     (8,369)           - (1,156,340)   (20,834)          -
                             ---------------------------------------------------------------------
Net Increase (Decrease).....     35,399       7,914       1,039 11,368,825     138,123          -
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........  $(18,578)    $(4,672)    $(1,198) $(6,415,792) $(73,934)     $(523)
                             ---------------------------------------------------------------------
Total Dividends and           $(18,578)    $(4,672)    $(1,198) $(6,415,792) $(73,934)     $(523)
Distributions...............
                             =====================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Partners SmallCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (244,681)         $ 112,210
Net realized gain (loss) from investment transactions and foreign currency transactions......         34,949,224         28,082,627
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          8,238,537         10,365,464
                              Net Increase (Decrease) in Net Assets Resulting from Operations         42,943,080         38,560,301

Dividends and Distributions to Shareholders
From net investment income...................................................................            (57,226)           (71,862)
From net realized gain on investments and foreign currency transactions......................        (24,893,571)                 -
                                                            Total Dividends and Distributions        (24,950,797)           (71,862)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        (35,489,778)        24,603,009

                                                      Total increase (decrease) in net assets        (17,497,495)        63,091,448

Net Assets
Beginning of period..........................................................................        324,609,042        261,517,594
End of period (including undistributed net investment income as set forth below).............      $ 307,111,547      $ 324,609,042
Undistributed (overdistributed) net investment income (operating loss).......................         $ (261,559)          $ 40,348



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,796,534    $488,736    $109,991 $1,748,523 $13,386,236 $2,670,587    $702,804
     Reinvested.............    510,121     209,250       6,156    807,495  22,005,771  1,340,549      68,258
     Redeemed............... (1,257,321)  (861,243)    (17,105) (1,330,735)(76,713,869)(1,500,831)  (659,685)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,049,334  $(163,257)     $99,042 $1,225,283 $(41,321,862$2,510,305    $111,377
                             =================================================================================
Shares:
     Sold...................    168,611      29,047       6,350    105,387     762,373    154,118      41,637
     Reinvested.............     31,219      12,941         370     50,405   1,309,940     80,707       4,142
     Redeemed...............   (74,336)    (52,119)       (956)   (80,651) (4,400,871)   (86,429)    (38,331)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    125,494    (10,131)       5,764     75,141 (2,328,558)    148,396       7,448
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $2,351,871  $1,085,688     $10,000 $3,972,722 $64,948,772 $5,959,803    $394,706
     Reinvested.............          -           -           -          -      70,959        903           -
     Redeemed............... (2,930,896)(1,301,061)           - (1,684,506)(43,129,037)(5,105,427)   (41,488)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $(579,025)  $(215,373)     $10,000 $2,288,216 $21,890,694   $855,279    $353,218
                             =================================================================================
Shares:
     Sold...................    140,727      65,968         660    241,850   3,850,809    348,148      23,011
     Reinvested.............          -           -           -          -       4,340         56           -
     Redeemed...............  (179,118)    (80,938)           -  (103,209) (2,541,134)  (302,225)     (2,462)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....   (38,391)    (14,970)         660    138,641   1,314,015     45,979      20,549
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $-         $-   $(57,226)         $-          $-
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (510,121)   (209,250)     (7,028)  (808,569) (21,948,545)(1,340,549)   (69,509)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(510,121)  $(209,250)    $(7,028) $(808,569) $(22,005,771$(1,340,549) $(69,509)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................         $-          $-          $-         $-   $(70,959)     $(903)          $-
                             ---------------------------------------------------------------------------------
Total Dividends and                  $-          $-          $-         $-   $(70,959)     $(903)          $-
Distributions...............
                             =================================================================================

See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                  Partners SmallCap Value Fund I
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 549,679          $ 836,454
Net realized gain (loss) from investment transactions and foreign currency transactions......          9,167,886         18,972,343
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         36,490,518          2,683,094
                              Net Increase (Decrease) in Net Assets Resulting from Operations         46,208,083         22,491,891

Dividends and Distributions to Shareholders
From net investment income...................................................................           (942,274)          (273,088)
From net realized gain on investments and foreign currency transactions......................        (18,654,389)        (7,512,363)
                                                            Total Dividends and Distributions        (19,596,663)        (7,785,451)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        107,128,889        106,435,723
                                                      Total increase (decrease) in net assets        133,740,309        121,142,163

Net Assets
Beginning of period..........................................................................        243,322,000        122,179,837
End of period (including undistributed net investment income as set forth below).............      $ 377,062,309      $ 243,322,000
Undistributed (overdistributed) net investment income (operating loss).......................          $ 345,884          $ 738,479



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $5,535,977  $3,225,809  $1,471,554 $83,026,626 $4,640,107 $1,199,626
     Reinvested.............    931,610   1,104,523      76,561 16,362,208     904,163    180,975
     Redeemed............... (1,203,357)(2,552,960)   (150,168) (5,350,707)(1,859,073)  (414,585)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $5,264,230  $1,777,372  $1,397,947 $94,038,127 $3,685,197   $966,016
                             =====================================================================
Shares:
     Sold...................    316,708     182,960      82,364  4,596,280     257,756     66,851
     Reinvested.............     55,752      66,418       4,554    965,997      53,621     10,754
     Redeemed...............   (68,220)   (143,587)     (8,366)  (305,733)   (104,450)   (23,141)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    304,240     105,791      78,552  5,256,544     206,927     54,464
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $8,092,991  $8,895,111    $128,586 $95,382,511$10,794,862 $2,239,110
     Reinvested.............    397,118     444,367           -  6,654,481     212,426     51,528
     Redeemed............... (3,486,089)(2,561,355)     (2,090) (16,752,166(3,030,632) (1,025,036)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $5,004,020  $6,778,123    $126,496 $85,284,826 $7,976,656 $1,265,602
                             =====================================================================
Shares:
     Sold...................    483,845     534,159       7,644  5,664,775     646,130    134,736
     Reinvested.............     24,203      27,182           -    402,320      12,874      3,127
     Redeemed...............  (206,394)   (154,235)       (118)  (969,232)   (182,923)   (63,557)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    301,654     407,106       7,526  5,097,863     476,081     74,306
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $- $(920,271)   $(20,713)   $(1,290)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (940,494) (1,113,393)    (77,381) (15,441,937) (892,545)  (188,639)
                             ---------------------------------------------------------------------
Total Dividends and          $(940,494) $(1,113,393)  $(77,381) $(16,362,208$(913,258) $(189,929)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(10,944)   $(11,964)       $(12) $(240,071)    $(8,286)   $(1,811)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (392,403)   (438,605)       (560) (6,414,410)  (210,412)   (55,973)
                             ---------------------------------------------------------------------
Total Dividends and          $(403,347)  $(450,569)      $(572) $(6,654,481)$(218,698)  $(57,784)
Distributions...............
                             =====================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                 Partners SmallCap Value Fund II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 907,186          $ (50,833)
Net realized gain (loss) from investment transactions and foreign currency transactions......         19,441,646         13,703,648
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         36,195,271         12,146,305
                              Net Increase (Decrease) in Net Assets Resulting from Operations         56,544,103         25,799,120

Dividends and Distributions to Shareholders
From net investment income...................................................................                  -            (10,780)
From net realized gain on investments and foreign currency transactions......................        (13,646,655)           (82,450)
                                                            Total Dividends and Distributions        (13,646,655)           (93,230)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         24,132,705        251,503,756
                                                      Total increase (decrease) in net assets         67,030,153        277,209,646

Net Assets
Beginning of period..........................................................................        297,916,825         20,707,179
End of period (including undistributed net investment income as set forth below).............      $ 364,946,978      $ 297,916,825
Undistributed (overdistributed) net investment income (operating loss).......................          $ 907,186                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature  Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,007,088    $128,018    $155,546 $30,449,406   $719,377   $384,021
     Reinvested.............    115,354      23,915          49 13,460,111       5,187     40,383
     Redeemed............... (1,183,485)   (95,443)    (28,308) (20,820,607) (118,286)  (109,621)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....  $(61,043)     $56,490    $127,287 $23,088,910   $606,278   $314,783
                             =====================================================================
Shares:
     Sold...................     77,513       9,953      12,316  2,292,167      58,746     30,350
     Reinvested.............      9,510       1,978           4  1,099,682         426      3,321
     Redeemed...............   (96,922)     (7,572)     (2,163) (1,635,133)    (9,058)    (8,176)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    (9,899)       4,359      10,157  1,756,716      50,114     25,495
                             =====================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,691,239    $548,747     $10,630 $297,140,905  $126,706 $1,988,639
     Reinvested.............          6         473           -      5,931           -          -
     Redeemed...............  (600,420)    (99,461)           - (49,994,180)  (17,904) (1,297,555)
                             ---------------------------------------------------------------------
Net Increase (Decrease)..... $3,090,825    $449,759     $10,630 $247,152,656  $108,802   $691,084
                             =====================================================================
Shares:
     Sold...................    318,051      49,432       1,014 26,668,259      10,657    165,290
     Reinvested.............          1          42           -        521           -          -
     Redeemed...............   (50,041)     (8,511)           - (4,463,126)    (1,475)  (110,839)
                             ---------------------------------------------------------------------
Net Increase (Decrease).....    268,011      40,963       1,014 22,205,654       9,182     54,451
                             =====================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(115,354)   $(23,915)      $(587) $(13,460,111) $(5,746)  $(40,942)
                             ---------------------------------------------------------------------
Total Dividends and          $(115,354)   $(23,915)      $(587) $(13,460,111) $(5,746)  $(40,942)
Distributions...............
                             =====================================================================
Year Ended October 31, 2005
     From net investment
     income.................         $-          $-          $-  $(10,777)        $(2)       $(1)
     From net realized gain
     on investments and
     foreign currency
     transactions...........       (44)       (512)        (37)   (81,781)        (38)       (38)
                             ---------------------------------------------------------------------
Total Dividends and               $(44)      $(512)       $(37)  $(92,558)       $(40)      $(39)
Distributions...............
                             =====================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                    Preferred Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 11,844,110       $ 15,458,918
Net realized gain (loss) from investment transactions and foreign currency transactions......           (287,336)        (1,046,854)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        (12,392,372)       (10,724,701)
                              Net Increase (Decrease) in Net Assets Resulting from Operations           (835,598)         3,687,363

Dividends and Distributions to Shareholders
From net investment income...................................................................        (10,671,652)       (23,146,412)
                                                            Total Dividends and Distributions        (10,671,652)       (23,146,412)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        144,943,529        157,685,733
                                                      Total increase (decrease) in net assets        133,436,279        138,226,684

Net Assets
Beginning of period..........................................................................        357,126,677        218,899,993
End of period (including undistributed net investment income as set forth below).............      $ 490,562,956      $ 357,126,677
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,622,543        $ 1,542,993



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $598,853        $528    $140,963 $4,092,823  $3,279,857 $141,915,295        $-          $-
     Reinvested.............      7,488         118       2,210     87,796     488,716 10,066,899           -           -
     Redeemed...............   (22,099)         (6)    (47,054)  (994,439) (4,202,259) (10,472,160)         -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $584,242        $640     $96,119 $3,186,180  $(433,686) $141,510,034        $-          $-
                             =============================================================================================
Shares:
     Sold...................     56,993          49      13,358    385,602     312,301 13,375,531           -           -
     Reinvested.............        712          11         210      8,308      46,759    954,828           -           -
     Redeemed...............    (2,106)           0     (4,542)   (93,461)   (400,912)  (987,591)           -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     55,599          60       9,026    300,449    (41,852) 13,342,768           -           -
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................         $-      $5,182     $10,140 $2,315,704 $14,578,879 $186,057,631        $-          $-
     Reinvested.............          -          65           -     18,244   1,662,574 21,420,272           -           -
     Redeemed...............          -         (3)           -  (116,168) (7,171,185) (61,095,602)         -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....         $-      $5,244     $10,140 $2,217,780  $9,070,268 $146,382,301        $-          $-
                             =============================================================================================
Shares:
     Sold...................          -         406         895    214,208   1,340,652 17,039,844           -           -
     Reinvested.............          -           6           -      1,700     154,628  1,977,249           -           -
     Redeemed...............          -           -           -   (10,718)   (664,601) (5,588,107)          -           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....          -         412         895    205,190     830,679 13,428,986           -           -
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................   $(7,707)      $(328)    $(2,405)  $(99,027)  $(494,822) $(10,066,899)   $(235)      $(229)
                             ---------------------------------------------------------------------------------------------
Total Dividends and            $(7,707)      $(328)    $(2,405)  $(99,027)  $(494,822) $(10,066,899)   $(235)      $(229)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................     $(869)      $(919)      $(803)  $(21,873) $(1,699,896)$(21,420,272)   $(895)      $(885)
                             ---------------------------------------------------------------------------------------------
Total Dividends and              $(869)      $(919)      $(803)  $(21,873) $(1,699,896)$(21,420,272)   $(895)      $(885)
Distributions...............
                             =============================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Principal LifeTime 2010 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 12,895,875       $ 12,842,252
Net realized gain (loss) from investment transactions and foreign currency transactions......          5,595,272          4,152,746
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         25,767,037         11,228,868
                              Net Increase (Decrease) in Net Assets Resulting from Operations         44,258,184         28,223,866

Dividends and Distributions to Shareholders
From net investment income...................................................................        (14,812,871)        (7,200,905)
From net realized gain on investments and foreign currency transactions......................         (4,163,301)        (2,977,300)
                                                            Total Dividends and Distributions        (18,976,172)       (10,178,205)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        195,999,342        264,660,213
Redemption fees - Class J....................................................................                  -                667
                                                      Total increase (decrease) in net assets        221,281,354        282,706,541

Net Assets
Beginning of period..........................................................................        595,272,736        312,566,195
End of period (including undistributed net investment income as set forth below).............      $ 816,554,090      $ 595,272,736
Undistributed (overdistributed) net investment income (operating loss).......................        $ 5,182,669        $ 7,485,578



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $12,708,961$11,614,094  $3,326,433 $6,532,033 $46,586,426 $92,276,288$25,722,274  $5,325,537
     Reinvested.............    623,394     498,776      58,195     81,337   2,951,319 13,336,690   1,053,971     371,625
     Redeemed............... (1,891,350)(4,167,674)   (608,492)  (323,087) (8,868,635) (4,106,066)(5,440,393) (1,662,314)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $11,441,005 $7,945,196  $2,776,136 $6,290,283 $40,669,110 $101,506,91$21,335,852  $4,034,848
                             =============================================================================================
Shares:
     Sold...................  1,030,978     946,463     269,016    525,082   3,763,506  7,425,876   2,074,860     430,644
     Reinvested.............     51,425      41,206       4,784      6,642     242,808  1,094,347      86,703      30,626
     Redeemed...............  (153,152)   (339,684)    (49,135)   (25,907)   (716,279)  (330,592)   (439,277)   (133,526)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    929,251     647,985     224,665    505,817   3,290,035  8,189,631   1,722,286     327,744
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $14,154,500$17,239,256  $1,351,045 $3,139,200 $52,701,997 $179,042,60$19,016,862 $13,457,297
     Reinvested.............    247,886     284,277           -          -   1,911,151  7,387,051     299,862      46,515
     Redeemed............... (4,489,005)(5,490,990)    (10,313)   (44,319) (10,964,555)(17,627,833(3,617,512) (3,374,764)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $9,913,381 $12,032,543  $1,340,732 $3,094,881 $43,648,593 $168,801,82$15,699,212 $10,129,048
                             =============================================================================================
Shares:
     Sold...................  1,189,607   1,455,304     112,280    257,215   4,427,766 14,931,038   1,597,993   1,136,460
     Reinvested.............     21,083      24,218           -          -     162,107    625,388      25,468       3,952
     Redeemed...............  (379,989)   (461,681)       (855)    (3,641)   (920,896) (1,459,754)  (305,741)   (284,367)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    830,701   1,017,841     111,425    253,574   3,668,977 14,096,672   1,317,720     856,045
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(473,018)  $(360,979)   $(41,533)  $(56,648) $(2,203,396)$(10,576,941$(813,992)  $(286,364)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (150,376)   (137,797)    (16,896)   (25,135)   (748,108) (2,759,749)  (239,979)    (85,261)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(623,394)  $(498,776)   $(58,429)  $(81,783) $(2,951,504)$(13,336,69$(1,053,971) $(371,625)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(178,859)  $(202,811)      $(204)         $- $(1,345,274)$(5,227,823)$(213,032)   $(32,902)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (69,027)    (81,466)        (90)          -   (566,712) (2,159,228)   (86,830)    (13,947)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(247,886)  $(284,277)      $(294)         $- $(1,911,986)$(7,387,051)$(299,862)   $(46,849)
Distributions...............
                             =============================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Principal LifeTime 2020 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 23,196,573       $ 16,778,434
Net realized gain (loss) from investment transactions and foreign currency transactions......         11,944,088          8,532,666
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         67,517,016         31,847,361
                              Net Increase (Decrease) in Net Assets Resulting from Operations        102,657,677         57,158,461

Dividends and Distributions to Shareholders
From net investment income...................................................................        (26,132,125)       (10,481,044)
From net realized gain on investments and foreign currency transactions......................         (8,542,638)        (3,733,153)
                                                            Total Dividends and Distributions        (34,674,763)       (14,214,197)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        409,171,350        492,555,255
                                                      Total increase (decrease) in net assets        477,154,264        535,499,519

Net Assets
Beginning of period..........................................................................        989,579,499        454,079,980
End of period (including undistributed net investment income as set forth below).............    $ 1,466,733,763      $ 989,579,499
Undistributed (overdistributed) net investment income (operating loss).......................        $ 5,400,595        $ 8,336,147



                             Advisors    Advisors   Advisors
                             Preferred    Select    Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $27,179,633$21,990,493 $6,630,920 $9,281,746  $2,359,877 $83,878,815$216,148,649$25,207,771 $12,587,854
     Reinvested.............  1,134,843     980,211    117,796    117,629      19,002  5,808,253  24,317,761   1,475,723    700,434
     Redeemed............... (3,666,967)(5,026,812)  (279,438)  (483,672)   (114,244) (13,691,741(2,269,920) (4,323,118)  (910,148)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $24,647,509$17,943,892 $6,469,278 $8,915,703  $2,264,635 $75,995,327$238,196,490$22,360,376 $12,378,140
                             =======================================================================================================
Shares:
     Sold...................  2,147,830   1,744,789    523,129    725,775     184,946  6,604,325  16,950,269   1,985,954    993,972
     Reinvested.............     91,620      79,255      9,478      9,404       1,516    468,076   1,954,652     118,905     56,481
     Redeemed...............  (290,132)   (404,386)   (22,017)   (37,536)     (8,961) (1,076,775)  (178,232)   (340,383)   (71,980)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,949,318   1,419,658    510,590    697,643     177,501  5,995,626  18,726,689   1,764,476    978,473
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $24,477,039$23,568,942 $2,845,089 $3,725,537    $993,465 $95,079,551$317,468,479$30,668,670 $20,345,882
     Reinvested.............    306,169     440,521          -          -           -  2,958,960  10,025,895     431,433     48,574
     Redeemed............... (4,854,397)(1,535,257)   (79,307)   (42,891)     (5,117) (16,017,402(11,082,690)(3,411,656) (3,800,234)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $19,928,811$22,474,206 $2,765,782 $3,682,646    $988,348 $82,021,109$316,411,684$27,688,447 $16,594,222
                             =======================================================================================================
Shares:
     Sold...................  2,035,119   1,978,935    235,401    301,192      80,426  7,935,406  26,308,054   2,564,715  1,718,580
     Reinvested.............     25,985      37,451          -          -           -    250,687     847,992      36,553      4,122
     Redeemed...............  (406,406)   (129,439)    (6,483)    (3,489)       (421) (1,338,222)  (901,608)   (282,516)  (319,635)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,654,698   1,886,947    228,918    297,703      80,005  6,847,871  26,254,438   2,318,752  1,403,067
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(829,237)  $(687,405)  $(80,733)  $(78,635)    $(8,287) $(4,183,192$(18,643,927$(1,108,245)$(512,464)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (305,606)   (292,806)   (37,063)   (39,388)    (10,848) (1,627,645)(5,673,834)   (367,478)  (187,970)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(1,134,843)$(980,211) $(117,796) $(118,023)   $(19,135) $(5,810,837$(24,317,761$(1,475,723)$(700,434)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(229,033)  $(330,210)     $(200)         $-          $- $(2,176,193$(7,389,748) $(319,854)  $(35,806)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (77,136)   (110,311)       (76)          -           -  (784,706) (2,636,147)   (111,711)   (13,066)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(306,169)  $(440,521)     $(276)         $-          $- $(2,960,899$(10,025,895)$(431,565)  $(48,872)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Principal LifeTime 2030 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................       $ 19,090,568       $ 11,699,327
Net realized gain (loss) from investment transactions and foreign currency transactions......         11,242,903          8,216,004
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         67,151,692         35,469,815
                              Net Increase (Decrease) in Net Assets Resulting from Operations         97,485,163         55,385,146

Dividends and Distributions to Shareholders
From net investment income...................................................................        (20,907,463)        (8,436,301)
From net realized gain on investments and foreign currency transactions......................         (8,185,425)        (3,233,115)
                                                            Total Dividends and Distributions        (29,092,888)       (11,669,416)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        344,325,985        344,467,082
                                                      Total increase (decrease) in net assets        412,718,260        388,182,812

Net Assets
Beginning of period..........................................................................        798,504,985        410,322,173
End of period (including undistributed net investment income as set forth below).............    $ 1,211,223,245      $ 798,504,985
Undistributed (overdistributed) net investment income (operating loss).......................        $ 2,578,819        $ 4,395,714



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A    Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $20,759,670$14,306,717  $4,198,625 $6,927,039 $1,666,586 $63,844,167$187,190,456$23,568,795 $16,678,976
     Reinvested.............    961,852     861,669      51,149     81,525     15,440  4,900,505  20,116,490   1,204,980    896,398
     Redeemed............... (1,564,696)(4,002,716)   (552,623)  (320,323)  (130,936) (12,098,268(1,538,226) (2,259,865) (1,437,401)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $20,156,826$11,165,670  $3,697,151 $6,688,241 $1,551,090 $56,646,404$205,768,720$22,513,910 $16,137,973
                             =======================================================================================================
Shares:
     Sold...................  1,658,422   1,141,210     333,543    545,992    131,687  5,067,194  14,859,205   1,866,459  1,315,380
     Reinvested.............     78,330      70,389       4,168      6,602      1,246    399,055   1,637,419      98,022     71,578
     Redeemed...............  (124,217)   (322,293)    (44,095)   (25,131)   (10,294)  (960,075)   (121,392)   (179,349)  (111,469)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,612,535     889,306     293,616    527,463    122,639  4,506,174  16,375,232   1,785,132  1,275,489
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $23,841,162$22,226,943  $1,399,213 $2,610,663   $797,959 $68,215,399$223,960,025$21,514,874 $19,832,226
     Reinvested.............    144,967     339,201           -          -          -  2,616,057   8,035,734     342,212    187,259
     Redeemed............... (2,893,669)(3,880,172)    (46,233)   (32,407)      (674) (17,822,025(19,289,037)(2,859,429) (4,773,166)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $21,092,460$18,685,972  $1,352,980 $2,578,256   $797,285 $53,009,431$212,706,722$18,997,657 $15,246,319
                             =======================================================================================================
Shares:
     Sold...................  2,008,534   1,897,688     117,482    215,114     65,579  5,787,649  18,996,208   1,846,649  1,665,001
     Reinvested.............     12,519      29,386           -          -          -    225,912     693,932      29,552     15,883
     Redeemed...............  (246,734)   (331,554)     (3,913)    (2,665)       (57) (1,516,242)(1,619,151)   (240,729)  (400,747)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  1,774,319   1,595,520     113,569    212,449     65,522  4,497,319  18,070,989   1,635,472  1,280,137
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(663,756)  $(565,013)   $(34,153)  $(50,846)   $(5,585) $(3,307,071$(14,801,454)$(854,534) $(625,050)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (298,095)   (296,656)    (16,996)   (31,182)    (9,855) (1,595,811)(5,315,036)   (350,446)  (271,348)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(961,851)  $(861,669)   $(51,149)  $(82,028)  $(15,440) $(4,902,882$(20,116,490$(1,204,980)$(896,398)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(106,989)  $(243,522)      $(183)         $-         $- $(1,881,660$(5,821,783) $(247,690) $(134,474)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (37,978)    (95,679)        (74)          -          -  (737,723) (2,213,951)    (94,522)   (53,188)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(144,967)  $(339,201)      $(257)         $-         $- $(2,619,383$(8,035,734) $(342,212) $(187,662)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Principal LifeTime 2040 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 8,144,054        $ 3,677,745
Net realized gain (loss) from investment transactions and foreign currency transactions......          5,067,111          3,127,031
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         31,390,027         16,068,420
                              Net Increase (Decrease) in Net Assets Resulting from Operations         44,601,192         22,873,196

Dividends and Distributions to Shareholders
From net investment income...................................................................         (8,271,553)        (2,848,809)
From net realized gain on investments and foreign currency transactions......................         (3,172,445)        (1,164,002)
                                                            Total Dividends and Distributions        (11,443,998)        (4,012,811)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        159,998,990        172,345,043
                                                      Total increase (decrease) in net assets        193,156,184        191,205,428

Net Assets
Beginning of period..........................................................................        339,836,110        148,630,682
End of period (including undistributed net investment income as set forth below).............      $ 532,992,294      $ 339,836,110
Undistributed (overdistributed) net investment income (operating loss).......................          $ 891,130        $ 1,018,629



                             Advisors    Advisors    dvisors
                             Preferred    Select     ignature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $8,719,163  $6,231,200  2,234,906 $3,607,035  $1,406,312 $27,108,477$100,630,225 $6,654,157 $2,983,966
     Reinvested.............    470,199     294,162     21,184     67,923      28,874  1,376,425   8,636,107     375,437    172,827
     Redeemed...............  (306,754) (1,211,427)   (42,567)  (267,298)    (83,133) (4,554,925)(2,937,545) (1,373,101)  (242,839)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $8,882,608  $5,313,935  2,213,523 $3,407,660  $1,352,053 $23,929,977$106,328,787 $5,656,493 $2,913,954
                             =======================================================================================================
Shares:
     Sold...................    687,006     490,038    174,672    283,219     110,823  2,125,101   7,849,972     518,531    232,714
     Reinvested.............     37,883      23,697      1,704      5,491       2,341    110,736     692,880      30,165     13,923
     Redeemed...............   (24,178)    (96,604)    (3,306)   (21,035)     (6,530)  (357,534)   (228,221)   (107,769)   (18,776)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    700,711     417,131    173,070    267,675     106,634  1,878,303   8,314,631     440,927    227,861
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $16,213,940 $6,913,675   $457,472 $1,480,868    $627,940 $26,720,605$120,683,041$10,710,095 $6,338,566
     Reinvested.............    250,524     124,717          -          -           -    664,166   2,884,935      80,488      7,344
     Redeemed............... (10,668,497(1,031,007)    (1,993)   (42,687)     (1,284) (5,430,684)(2,172,533) (1,230,364) (1,234,284)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $5,795,967  $6,007,385   $455,479 $1,438,181    $626,656 $21,954,087$121,395,443 $9,560,219 $5,111,626
                             =======================================================================================================
Shares:
     Sold...................  1,382,251     586,426     37,698    121,052      51,191  2,258,218  10,125,455     915,286    537,259
     Reinvested.............     21,601      10,743          -          -           -     57,165     247,449       6,921        633
     Redeemed...............  (911,388)    (85,868)      (164)    (3,465)       (103)  (459,801)   (179,258)   (102,248)  (104,312)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    492,464     511,301     37,534    117,587      51,088  1,855,582  10,193,646     819,959    433,580
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(319,652)  $(190,459)  $(14,106)  $(51,406)   $(22,366) $(894,877) $(6,392,404) $(265,703) $(120,580)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (150,547)   (103,703)    (7,334)   (16,517)     (6,508)  (482,152) (2,243,703)   (109,734)   (52,247)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(470,199)  $(294,162)  $(21,440)  $(67,923)   $(28,874) $(1,377,029$(8,636,107) $(375,437) $(172,827)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(150,723)   $(89,866)     $(163)         $-          $- $(471,846) $(2,072,710)  $(58,088)   $(5,413)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (99,801)    (34,851)       (69)          -           -  (192,485)   (812,225)    (22,400)    (2,171)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(250,524)  $(124,717)     $(232)         $-          $- $(664,331) $(2,884,935)  $(80,488)   $(7,584)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Principal LifeTime 2050 Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 4,016,190        $ 1,349,222
Net realized gain (loss) from investment transactions and foreign currency transactions......          2,521,985          1,508,312
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         16,708,157          7,914,168
                              Net Increase (Decrease) in Net Assets Resulting from Operations         23,246,332         10,771,702

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,002,992)        (1,194,054)
From net realized gain on investments and foreign currency transactions......................         (1,505,571)          (481,480)
                                                            Total Dividends and Distributions         (5,508,563)        (1,675,534)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         85,638,096         79,385,018
                                                      Total increase (decrease) in net assets        103,375,865         88,481,186

Net Assets
Beginning of period..........................................................................        156,742,637         68,261,451
End of period (including undistributed net investment income as set forth below).............      $ 260,118,502      $ 156,742,637
Undistributed (overdistributed) net investment income (operating loss).......................          $ 174,894          $ 161,696



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A   Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $3,525,711  $3,104,386    $730,419 $2,216,961  $105,594 $5,449,966 $65,649,439  $3,872,352 $1,287,772
     Reinvested.............    135,104     170,341       4,600     19,849         -    234,673   4,757,065     127,390     58,734
     Redeemed...............  (292,661)   (619,314)    (17,511)   (88,348)  (10,174)  (871,452) (2,777,405) (1,052,991)   (82,404)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $3,368,154  $2,655,413    $717,508 $2,148,462   $95,420 $4,813,187 $67,629,099  $2,946,751 $1,264,102
                             ======================================================================================================
Shares:
     Sold...................    286,668     251,885      58,689    178,297     8,328    443,627   5,282,838     311,335    103,881
     Reinvested.............     11,244      14,188         382      1,640         -     19,719     394,949      10,573      4,881
     Redeemed...............   (23,500)    (50,673)     (1,406)    (6,927)     (791)   (70,895)   (225,279)    (85,292)    (6,721)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    274,412     215,400      57,665    173,010     7,537    392,451   5,452,508     236,616    102,041
                             ======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $3,104,929  $4,140,285    $167,819   $557,890       N/A $6,147,882 $69,119,447  $4,514,841 $2,127,207
     Reinvested.............     35,169      88,949           -          -       N/A     93,678   1,421,618      32,911      2,753
     Redeemed...............  (489,999) (2,212,492)       (293)          -       N/A (1,359,671)(5,567,078) (1,903,251)  (637,576)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,650,099  $2,016,742    $167,526   $557,890       N/A $4,881,889 $64,973,987  $2,644,501 $1,492,384
                             ======================================================================================================
Shares:
     Sold...................    270,916     364,699      14,763     47,113       N/A    547,759   5,993,258     392,399    187,052
     Reinvested.............      3,153       7,973           -          -       N/A      8,466     126,964       2,941        246
     Redeemed...............   (42,569)   (192,082)        (25)          -       N/A  (121,902)   (484,371)   (165,505)   (55,141)
                             ------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    231,500     180,590      14,738     47,113       N/A    434,323   5,635,851     229,835    132,157
                             ======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(91,841)  $(111,034)    $(3,075)  $(11,638)       N/A $(144,141) $(3,510,348)  $(89,315)  $(41,600)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (43,263)    (59,307)     (1,786)    (8,394)       N/A   (90,895) (1,246,717)    (38,075)   (17,134)
                             ------------------------------------------------------------------------------------------------------
Total Dividends and          $(135,104)  $(170,341)    $(4,861)  $(20,032)       N/A $(235,036) $(4,757,065) $(127,390)  $(58,734)
Distributions...............
                             ======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(25,208)   $(62,054)      $(151)         $-       N/A  $(65,258) $(1,015,716)  $(23,559)   $(2,108)
     From net realized gain
     on investments and
     foreign currency
     transactions...........    (9,961)    (26,895)        (65)          -       N/A   (28,430)   (405,902)     (9,352)      (875)
                             ------------------------------------------------------------------------------------------------------
Total Dividends and           $(35,169)   $(88,949)      $(216)         $-       N/A  $(93,688) $(1,421,618)  $(32,911)   $(2,983)
Distributions...............
                             ======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                               Principal LifeTime Strategic Income
                                                                                                               Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 5,950,709        $ 6,970,291
Net realized gain (loss) from investment transactions and foreign currency transactions......          1,619,479          2,750,648
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          5,754,997             54,999
                              Net Increase (Decrease) in Net Assets Resulting from Operations         13,325,185          9,775,938

Dividends and Distributions to Shareholders
From net investment income...................................................................         (7,501,844)        (3,210,541)
From net realized gain on investments and foreign currency transactions......................         (2,852,943)        (1,624,360)
                                                            Total Dividends and Distributions        (10,354,787)        (4,834,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         75,420,547        126,121,140
                                                      Total increase (decrease) in net assets         78,390,945        131,062,177

Net Assets
Beginning of period..........................................................................        271,986,654        140,924,477
End of period (including undistributed net investment income as set forth below).............      $ 350,377,599      $ 271,986,654
Undistributed (overdistributed) net investment income (operating loss).......................        $ 3,155,604        $ 4,718,228



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A    Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $13,234,492$36,812,414  $1,582,374 $2,957,954    $12,452 $19,164,450$36,765,073  $9,262,691 $2,001,881
     Reinvested.............    411,355     266,578      30,723     49,031          -  1,988,961   7,102,418     410,777     82,477
     Redeemed............... (11,202,074(24,519,338)  (230,221)  (138,181)          - (6,425,538)(11,565,786)(2,340,476)  (293,940)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $2,443,773 $12,559,654  $1,382,876 $2,868,804    $12,452 $14,727,873$32,301,705  $7,332,992 $1,790,418
                             =======================================================================================================
Shares:
     Sold...................  1,097,984   3,075,792     131,574    243,989      1,029  1,596,060   3,045,835     766,992    166,583
     Reinvested.............     34,668      22,489       2,583      4,103          -    167,608     596,177      34,514      6,949
     Redeemed...............  (931,444) (2,059,646)    (19,100)   (11,419)          -  (535,550)   (954,126)   (194,095)   (24,452)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    201,208   1,038,635     115,057    236,673      1,029  1,228,118   2,687,886     607,411    149,080
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $14,503,484$16,526,886    $290,489 $1,852,511        N/A $37,425,539$118,727,502$23,139,994 $2,830,261
     Reinvested.............     61,000      72,620           -          -        N/A    875,622   3,669,891     136,884     16,090
     Redeemed............... (5,516,488)(10,345,760)   (18,438)   (14,635)        N/A (6,551,274)(53,015,870)(17,040,571)(1,504,597)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $9,047,996  $6,253,746    $272,051 $1,837,876        N/A $31,749,887$69,381,523  $6,236,307 $1,341,754
                             =======================================================================================================
Shares:
     Sold...................  1,245,533   1,392,105      24,608    154,175        N/A  3,168,601   9,940,358   1,938,490    239,659
     Reinvested.............      5,207       6,180           -          -        N/A     74,415     311,004      11,614      1,368
     Redeemed...............  (471,140)   (873,921)     (1,532)    (1,217)        N/A  (554,630) (4,411,795) (1,421,854)  (126,297)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....    779,600     524,364      23,076    152,958        N/A  2,688,386   5,839,567     528,250    114,730
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(249,540)  $(180,475)   $(20,607)  $(38,812)        N/A $(1,382,516$(5,275,349) $(295,907)  $(58,638)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (161,815)    (86,103)    (10,414)   (19,060)        N/A  (609,773) (1,827,069)   (114,870)   (23,839)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(411,355)  $(266,578)   $(31,021)  $(57,872)        N/A $(1,992,289$(7,102,418) $(410,777)  $(82,477)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(41,660)   $(51,561)      $(199)         $-        N/A $(581,835) $(2,432,705)  $(91,771)  $(10,810)
     From net realized gain
     on investments and
     foreign currency
     transactions...........   (19,340)    (21,398)       (108)          -        N/A  (295,576) (1,237,186)    (45,113)    (5,639)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(61,000)   $(72,959)      $(307)         $-        N/A $(877,411) $(3,669,891) $(136,884)  $(16,449)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   Real Estate Securities Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,395,061       $ 10,995,596
Net realized gain (loss) from investment transactions and foreign currency transactions......         42,341,466         24,045,728
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................        107,316,751         57,960,861
                              Net Increase (Decrease) in Net Assets Resulting from Operations        153,053,278         93,002,185

Dividends and Distributions to Shareholders
From net investment income...................................................................         (5,403,019)       (15,028,965)
From net realized gain on investments and foreign currency transactions......................        (24,082,382)       (24,816,386)
                                                            Total Dividends and Distributions        (29,485,401)       (39,845,351)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        124,910,207        298,070,593
Redemption fees - Class A....................................................................                500                  -
Redemption fees - Class J....................................................................                  -              2,477
                                                      Total increase (decrease) in net assets        248,478,584        351,229,904

Net Assets
Beginning of period..........................................................................        770,305,183        419,075,279
End of period (including undistributed net investment income as set forth below).............    $ 1,018,783,767      $ 770,305,183
Undistributed (overdistributed) net investment income (operating loss).......................       $ (1,051,746)         $ 956,212



                            Advisors    Advisors    Advisors
                            Preferred    Select     Signature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................$12,384,199 $7,341,307  $1,289,372 $13,760,510 $2,206,010 $26,712,291$109,803,464$19,386,631 $4,336,538
     Reinvested............. 1,142,445     651,253      26,617  2,870,441     742,383  5,409,218  16,041,264   2,128,978    333,869
     Redeemed...............(8,570,851)(3,161,240)   (111,201) (10,099,903(3,315,742) (16,898,438(50,494,987)(6,507,834) (2,496,387)
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....$4,955,793  $4,831,320  $1,204,788 $6,531,048  $(367,349) $15,223,071$75,349,741 $15,007,775 $2,174,020
                            ========================================================================================================
Shares:
     Sold...................   551,783     327,789      58,382    614,464      98,288  1,204,385   4,897,611     860,313    202,071
     Reinvested.............    54,970      31,621       1,271    136,654      35,352    260,748     764,604     102,895     16,144
     Redeemed............... (383,440)   (148,758)     (5,044)  (452,322)   (148,650)  (765,729) (2,271,127)   (296,789)  (113,895)
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   223,313     210,652      54,609    298,796    (15,010)    699,404   3,391,088     666,419    104,320
                            ========================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................$16,352,097 $9,473,405    $445,242 $8,454,839  $1,735,855 $55,866,543$189,257,018$29,655,515 $6,105,291
     Issued in acquisitions.         -           -           - 79,196,608  22,785,503          -           -           -          -
     Reinvested............. 2,278,029   1,154,465       1,415    251,643      33,542  8,471,966  24,395,485   3,062,076    175,493
     Redeemed...............(14,017,367(5,822,913)    (44,502) (7,976,887)(2,084,078) (25,141,608(92,052,107)(13,183,307) (758,668)
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....$4,612,759  $4,804,957    $402,155 $79,926,203$22,470,822 $39,196,901$121,600,396$19,534,284 $5,522,116
                            ========================================================================================================
Shares:
     Sold...................   851,304     497,351      22,041    409,204      83,634  2,930,111   9,753,871   1,552,900    317,965
     Issued in acquisitions.         -           -           -  3,926,394   1,127,686          -           -           -          -
     Reinvested.............   121,076      61,907          69     12,052       1,604    450,841   1,282,644     163,091      9,288
     Redeemed............... (719,051)   (312,188)     (2,185)  (388,432)   (101,792) (1,333,586)(4,924,670)   (682,536)   (39,350)
                            --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....   253,329     247,070      19,925  3,959,218   1,111,132  2,047,366   6,111,845   1,033,455    287,903
                            ========================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................$(189,851)  $(102,408)    $(4,669) $(484,778)   $(80,029) $(835,340) $(3,252,200) $(394,191)  $(59,553)
     From net realized gain
     on investments and
     foreign currency
     transactions........... (952,594)   (548,845)    (22,339) (2,491,134)  (689,941) (4,578,709)(12,789,717)(1,734,787)  (274,316)
                            --------------------------------------------------------------------------------------------------------
Total Dividends and         $(1,142,445)$(651,253)   $(27,008) $(2,975,912)$(769,970) $(5,414,049$(16,041,917$(2,128,978)$(333,869)
Distributions...............
                            ========================================================================================================
Year Ended October 31, 2005
     From net investment
     income.................$(785,697)  $(390,907)    $(1,650) $(263,121)   $(35,150) $(2,816,558$(9,446,567)$(1,206,599) $(82,716)
     From net realized gain
     on investments and
     foreign currency
     transactions...........(1,492,332)  (763,558)       (563)          -           - (5,662,561)(14,949,111)(1,855,484)   (92,777)
                            --------------------------------------------------------------------------------------------------------
Total Dividends and         $(2,278,029$(1,154,465)   $(2,213) $(263,121)   $(35,150) $(8,479,119$(24,395,678$(3,062,083)$(175,493)
Distributions...............
                            ========================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                       Short-Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,673,742        $ 2,888,004
Net realized gain (loss) from investment transactions and foreign currency transactions......           (602,978)          (595,126)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................           (409,927)        (1,966,243)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          2,660,837            326,635

Dividends and Distributions to Shareholders
From net investment income...................................................................         (4,229,370)        (3,319,150)
                                                            Total Dividends and Distributions         (4,229,370)        (3,319,150)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          9,253,235        140,892,103
                                                      Total increase (decrease) in net assets          7,684,702        137,899,588

Net Assets
Beginning of period..........................................................................        189,649,945         51,750,357
End of period (including undistributed net investment income as set forth below).............      $ 197,334,647      $ 189,649,945
Undistributed (overdistributed) net investment income (operating loss).......................         $ (402,723)        $ (576,909)



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................   $168,652      $8,208     $38,178 $14,602,731 $7,453,522 $28,294,838 $1,070,798     $88,998
     Reinvested.............     42,751       1,512         649  2,286,120     950,858    589,955     139,800      17,278
     Redeemed...............   (90,661)    (62,607)         (2) (36,767,040(5,622,535) (2,445,066)(1,483,193)    (30,509)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....   $120,742   $(52,887)     $38,825 $(19,878,189$2,781,845 $26,439,727 $(272,595)     $75,767
                             =============================================================================================
Shares:
     Sold...................     16,808         826       3,824  1,464,934     747,537  2,845,292     107,517       9,007
     Reinvested.............      4,283         153          65    230,122      95,626     59,454      14,092       1,755
     Redeemed...............    (9,078)     (6,299)           0 (3,689,107)  (564,022)  (246,148)   (149,045)     (3,087)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....     12,013     (5,320)       3,889 (1,994,051)    279,141  2,658,598    (27,436)       7,675
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $1,060,933     $51,569     $10,270 $25,443,357$12,774,113 $12,535,662 $3,570,178  $1,394,786
     Issued in acquisitions.          -           -           - 124,347,838          -          -           -           -
     Reinvested.............     46,003       3,474           2  1,414,518   1,334,506    136,828     202,344      16,125
     Redeemed...............   (79,000)     (9,836)        (10) (27,233,077(12,402,399) (291,489) (2,763,450)   (671,142)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,027,936     $45,207     $10,262 $123,972,636$1,706,220 $12,381,001 $1,009,072    $739,769
                             =============================================================================================
Shares:
     Sold...................    104,529       5,117       1,006  2,530,014   1,263,089  1,245,772     352,673     139,946
     Issued in acquisitions.          -           -           - 12,322,426           -          -           -           -
     Reinvested.............      4,548         346           -    141,127     132,329     13,646      20,106       1,618
     Redeemed...............    (7,794)       (978)         (1) (2,709,676)(1,226,761)   (28,950)   (272,959)    (67,315)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    101,283       4,485       1,005 12,283,891     168,657  1,230,468      99,820      74,249
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(42,751)    $(1,512)      $(840) $(2,472,839)$(961,043) $(593,307)  $(139,800)   $(17,278)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(42,751)    $(1,512)      $(840) $(2,472,839)$(961,043) $(593,307)  $(139,800)   $(17,278)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(46,003)    $(3,474)      $(283) $(1,565,599$(1,347,740)$(137,204)  $(202,344)   $(16,503)
                             ---------------------------------------------------------------------------------------------
Total Dividends and           $(46,003)    $(3,474)      $(283) $(1,565,599$(1,347,740)$(137,204)  $(202,344)   $(16,503)
Distributions...............
                             =============================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                       SmallCap Blend Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ (79,258)        $ (536,975)
Net realized gain (loss) from investment transactions and foreign currency transactions......         17,176,798         25,766,064
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         33,583,858         (5,133,632)
                              Net Increase (Decrease) in Net Assets Resulting from Operations         50,681,398         20,095,457

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................        (16,850,041)        (6,353,636)
                                                            Total Dividends and Distributions        (16,850,041)        (6,353,636)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         35,478,950        159,198,541
                                                      Total increase (decrease) in net assets         69,310,307        172,940,362

Net Assets
Beginning of period..........................................................................        275,641,315        102,700,953
End of period (including undistributed net investment income as set forth below).............      $ 344,951,622      $ 275,641,315
Undistributed (overdistributed) net investment income (operating loss).......................          $ (79,258)               $ -



                             Advisors    Advisors    dvisors
                             Preferred    Select     ignature   Class A     Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $1,338,756    $493,792   $131,847 $9,623,720  $1,783,420 $21,819,718 $3,298,987  $1,351,170   $912,130
     Reinvested.............     40,197     123,150        756  5,699,632   1,481,036  7,072,197   2,028,909     333,480        711
     Redeemed...............  (331,216)   (115,553)   (15,816) (8,330,905)(3,466,609) (8,225,356)  (194,454)   (670,452)  (704,297)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,047,737    $501,389   $116,787 $6,992,447  $(202,153) $20,666,559 $5,133,442  $1,014,198   $208,544
                             =======================================================================================================
Shares:
     Sold...................     81,100      29,278      7,763    575,885     103,261  1,348,022     200,049      78,459     52,683
     Reinvested.............      2,512       7,750         48    354,014      92,391    455,389     125,707      20,509         44
     Redeemed...............   (19,922)     (7,046)      (904)  (496,981)   (208,487)  (507,592)    (11,234)    (39,296)   (41,827)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     63,690      29,982      6,907    432,918    (12,835)  1,295,819     314,522      59,672     10,900
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................   $984,696    $617,365    $10,000 $5,564,558  $1,021,186 $36,485,542$12,342,311    $741,697    $10,311
     Issued in acquisitions.          -           -          - 95,224,125  26,565,701          -           -           -          -
     Reinvested.............    153,507      93,323          -          -           -  4,776,807   1,005,180     316,487         78
     Redeemed............... (3,311,631)  (370,788)          - (5,137,428)(2,715,243) (13,826,632)  (17,416) (1,334,299)      (896)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(2,173,428)  $339,900    $10,000 $95,651,255$24,871,644 $27,435,717$13,330,075  $(276,115)     $9,493
                             =======================================================================================================
Shares:
     Sold...................     64,910      39,273        693    344,069      63,240  2,443,669     789,530      47,954        670
     Issued in acquisitions.          -           -          -  6,069,986   1,693,421          -           -           -          -
     Reinvested.............     10,400       6,357          -          -           -    332,647      67,964      21,198          5
     Redeemed...............  (210,794)    (24,681)          -  (317,646)   (167,716)  (930,503)     (1,137)    (86,138)       (58)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....  (135,484)      20,949        693  6,096,409   1,588,945  1,845,813     856,357    (16,986)        617
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........  $(40,197)  $(123,150)   $(1,410) $(5,746,120$(1,502,484)$(7,072,605$(2,028,909) $(333,480)   $(1,686)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and           $(40,197)  $(123,150)   $(1,410) $(5,746,120$(1,502,484)$(7,072,605$(2,028,909) $(333,480)   $(1,686)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(153,507)   $(93,323)     $(587)         $-          $- $(4,783,599$(1,005,180) $(316,487)     $(953)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(153,507)   $(93,323)     $(587)         $-          $- $(4,783,599$(1,005,180) $(316,487)     $(953)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                       SmallCap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................         $ (174,325)        $ (281,618)
Net realized gain (loss) from investment transactions and foreign currency transactions......          2,182,423          2,952,320
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................          4,572,339            (58,635)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          6,580,437          2,612,067

Dividends and Distributions to Shareholders
From net realized gain on investments and foreign currency transactions......................         (2,007,682)        (1,404,635)
                                                            Total Dividends and Distributions         (2,007,682)        (1,404,635)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................          8,076,387          3,831,877
                                                      Total increase (decrease) in net assets         12,649,142          5,039,309

Net Assets
Beginning of period..........................................................................         31,315,782         26,276,473
End of period (including undistributed net investment income as set forth below).............       $ 43,964,924       $ 31,315,782
Undistributed (overdistributed) net investment income (operating loss).......................         $ (174,325)               $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold...................    $59,547    $691,015     $17,645 $4,075,337  $4,293,673    $98,115     $46,283
     Reinvested.............        512       5,183          46  1,863,594     115,307     17,209           -
     Redeemed...............   (14,213)    (90,679)         (1) (2,744,040)  (242,359)  (102,732)    (13,055)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    $45,846    $605,519     $17,690 $3,194,891  $4,166,621    $12,592     $33,228
                             =================================================================================
Shares:
     Sold...................      6,702      77,419       1,949    484,951     487,234     10,926       5,021
     Reinvested.............         61         621           6    234,414      13,826      2,010           -
     Redeemed...............    (1,550)    (10,100)           0  (327,659)    (27,798)   (11,308)     (1,402)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....      5,213      67,940       1,955    391,706     473,262      1,628       3,619
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold...................    $13,978     $40,568     $10,498 $6,590,641  $1,548,022   $172,072          $-
     Reinvested.............         57       4,213           -  1,360,109           -      9,110           -
     Redeemed...............    (7,650)    (48,259)           - (5,747,105)   (29,019)   (85,358)           -
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....     $6,385    $(3,478)     $10,498 $2,203,645  $1,519,003    $95,824          $-
                             =================================================================================
Shares:
     Sold...................      1,706       4,920       1,339    846,773     185,112     20,454           -
     Reinvested.............          7         517           -    178,258           -      1,096           -
     Redeemed...............      (935)     (5,789)           -  (740,974)     (3,552)   (10,188)           -
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....        778       (352)       1,339    284,057     181,560     11,362           -
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net realized gain
     on investments and
     foreign currency
     transactions...........   $(1,201)    $(5,183)      $(683) $(1,866,862)$(115,846)  $(17,209)      $(698)
                             ---------------------------------------------------------------------------------
Total Dividends and            $(1,201)    $(5,183)      $(683) $(1,866,862)$(115,846)  $(17,209)      $(698)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions...........     $(607)    $(4,213)      $(507) $(1,389,212)    $(430)   $(9,110)      $(556)
                             ---------------------------------------------------------------------------------
Total Dividends and              $(607)    $(4,213)      $(507) $(1,389,212)    $(430)   $(9,110)      $(556)
Distributions...............
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                   SmallCap S&P 600 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 890,979        $ 1,000,630
Net realized gain (loss) from investment transactions and foreign currency transactions......         11,361,226          5,954,887
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         34,024,858         16,377,422
                              Net Increase (Decrease) in Net Assets Resulting from Operations         46,277,063         23,332,939

Dividends and Distributions to Shareholders
From net investment income...................................................................         (1,170,970)          (570,748)
From net realized gain on investments and foreign currency transactions......................         (6,069,201)        (3,689,909)
                                                            Total Dividends and Distributions         (7,240,171)        (4,260,657)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         72,841,224        102,895,906
Redemption fees - Class J....................................................................                  -                808
                                                      Total increase (decrease) in net assets        111,878,116        121,968,996

Net Assets
Beginning of period..........................................................................        255,641,346        133,672,350
End of period (including undistributed net investment income as set forth below).............      $ 367,519,462      $ 255,641,346
Undistributed (overdistributed) net investment income (operating loss).......................          $ 608,805          $ 888,796



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $10,161,083 $4,052,918    $863,290 $11,083,453$37,053,207 $20,823,066 $3,701,105
     Reinvested.............    613,590     386,656       6,252  1,378,424   3,232,448  1,415,614     206,468
     Redeemed............... (7,615,995)(2,439,093)   (101,179) (5,749,974)(1,235,040) (4,076,449)  (918,620)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $3,158,678  $2,000,481    $768,363 $6,711,903 $39,050,615 $18,162,231 $2,988,953
                             =================================================================================
Shares:
     Sold...................    563,706     225,110      49,826    643,781   2,094,011  1,133,142     204,901
     Reinvested.............     35,519      22,506         368     83,038     190,024     81,574      11,903
     Redeemed...............  (414,255)   (137,086)     (5,575)  (334,873)    (70,208)  (228,767)    (50,131)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    184,970     110,530      44,619    391,946   2,213,827    985,949     166,673
                             =================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $14,843,225 $9,376,341    $121,399 $26,977,253$45,692,119 $29,209,265 $6,170,059
     Reinvested.............    342,130     326,068           -  1,007,505   1,468,696  1,033,316      81,755
     Redeemed............... (4,501,294)(5,544,484)       (713) (8,474,072)(3,544,801) (9,335,778)(2,352,083)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease)..... $10,684,061 $4,157,925    $120,686 $19,510,686$43,616,014 $20,906,803 $3,899,731
                             =================================================================================
Shares:
     Sold...................    918,158     586,639       7,489  1,751,285   2,845,739  1,797,573     382,411
     Reinvested.............     21,500      20,609           -     65,800      93,572     64,606       5,115
     Redeemed...............  (278,658)   (343,686)        (42)  (545,891)   (217,111)  (571,130)   (143,996)
                             ---------------------------------------------------------------------------------
Net Increase (Decrease).....    661,000     263,562       7,447  1,271,194   2,722,200  1,291,049     243,530
                             =================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................  $(44,784)          $-          $-         $-  $(840,612) $(255,636)   $(29,938)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (568,806)   (386,656)     (6,507) (1,378,888)(2,391,836) (1,159,978)  (176,530)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(613,590)  $(386,656)    $(6,507) $(1,378,888$(3,232,448)$(1,415,614)$(206,468)
Distributions...............
                             =================================================================================
Year Ended October 31, 2005
     From net investment
     income.................  $(44,247)   $(40,232)       $(31) $(122,170)  $(213,655) $(139,466)   $(10,947)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (297,883)   (285,836)       (242)  (886,246) (1,255,041)  (893,853)    (70,808)
                             ---------------------------------------------------------------------------------
Total Dividends and          $(342,130)  $(326,068)      $(273) $(1,008,416$(1,468,696)$(1,033,319) $(81,755)
Distributions...............
                             =================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                       SmallCap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................          $ 214,270          $ 168,782
Net realized gain (loss) from investment transactions and foreign currency transactions......          8,302,784          9,027,605
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................         13,338,962          2,882,269
                              Net Increase (Decrease) in Net Assets Resulting from Operations         21,856,016         12,078,656

Dividends and Distributions to Shareholders
From net investment income...................................................................           (331,847)                 -
From net realized gain on investments and foreign currency transactions......................         (9,038,734)        (5,463,349)
                                                            Total Dividends and Distributions         (9,370,581)        (5,463,349)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................         45,482,928         49,195,404
                                                      Total increase (decrease) in net assets         57,968,363         55,810,711

Net Assets
Beginning of period..........................................................................        115,680,540         59,869,829
End of period (including undistributed net investment income as set forth below).............      $ 173,648,903      $ 115,680,540
Undistributed (overdistributed) net investment income (operating loss).......................           $ 51,205          $ 168,782



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A    Class B    Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,792,345  $2,303,129    $775,991 $3,704,755   $738,925 $10,377,375$20,524,927  $2,580,115 $1,593,765
     Reinvested.............    453,456     271,693      22,783    137,397     39,793  3,617,104   3,948,132     821,475     35,426
     Redeemed............... (2,052,806)  (757,218)    (33,059)  (246,549)   (59,145) (4,428,886)  (279,821) (1,255,683)  (142,491)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,192,995  $1,817,604    $765,715 $3,595,603   $719,573 $9,565,593 $24,193,238  $2,145,907 $1,486,700
                             =======================================================================================================
Shares:
     Sold...................    156,108     128,882      43,394    205,874     40,897    597,654   1,146,719     139,993     89,586
     Reinvested.............     26,410      15,944       1,334      7,993      2,310    216,593     229,218      47,394      2,052
     Redeemed...............  (114,741)    (42,338)     (1,857)   (13,734)    (3,253)  (255,797)    (15,711)    (70,203)    (7,766)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     67,777     102,488      42,871    200,133     39,954    558,450   1,360,226     117,184     83,872
                             =======================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $2,552,388  $1,664,540     $11,206 $1,366,324   $449,036 $21,121,405$22,559,758  $6,019,337   $376,173
     Reinvested.............    356,214     178,502           -          -          -  2,451,404   1,931,652     514,335     18,663
     Redeemed............... (1,392,172)  (695,079)           -   (55,922)    (8,594) (6,565,394)(1,250,909) (2,225,720)  (181,743)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $1,516,430  $1,147,963     $11,206 $1,310,402   $440,442 $17,007,415$23,240,501  $4,307,952   $213,093
                             =======================================================================================================
Shares:
     Sold...................    152,217      98,713         683     77,610     25,526  1,293,375   1,332,488     352,031     22,433
     Reinvested.............     21,989      11,080           -          -          -    154,956     119,385      31,554      1,148
     Redeemed...............   (82,317)    (42,204)           -    (3,160)      (498)  (403,956)    (72,393)   (130,978)   (10,426)
                             -------------------------------------------------------------------------------------------------------
Net Increase (Decrease).....     91,889      67,589         683     74,450     25,028  1,044,375   1,379,480     252,607     13,155
                             =======================================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income.................         $-          $-          $-         $-         $-         $-  $(298,296)   $(32,490)   $(1,061)
     From net realized gain
     on investments and
     foreign currency
     transactions...........  (453,456)   (271,693)    (23,571)  (144,849)   (42,064) (3,620,852)(3,649,836)   (788,985)   (43,428)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(453,456)  $(271,693)   $(23,571) $(144,849)  $(42,064) $(3,620,852$(3,948,132) $(821,475)  $(44,489)
Distributions...............
                             =======================================================================================================
Year Ended October 31, 2005
     From net realized gain
     on investments and
     foreign currency
     transactions........... $(356,214)  $(178,502)      $(857)         $-         $- $(2,453,484$(1,931,652) $(514,335)  $(28,305)
                             -------------------------------------------------------------------------------------------------------
Total Dividends and          $(356,214)  $(178,502)      $(857)         $-         $- $(2,453,484$(1,931,652) $(514,335)  $(28,305)
Distributions...............
                             =======================================================================================================
See accompanying notes.

                       Statements of Changes In Net Assets
                         Principal Investors Fund, Inc.
                                   (unaudited)

                                                                                                      Ultra Short Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period Ended        Year Ended
                                                                                                April 30, 2006     October 31, 2005
Operations
Net investment income (operating loss).......................................................        $ 3,260,488        $ 1,735,355
Net realized gain (loss) from investment transactions and foreign currency transactions......            (30,475)           (44,890)
Change in unrealized appreciation/depreciation of investments and translation of assets and
liabilities in foreign currencies ...........................................................            170,579           (166,684)
                              Net Increase (Decrease) in Net Assets Resulting from Operations          3,400,592          1,523,781

Dividends and Distributions to Shareholders
From net investment income...................................................................         (3,237,009)        (1,738,764)
                                                            Total Dividends and Distributions         (3,237,009)        (1,738,764)

Capital Share Transactions
Net increase (decrease) in capital share transactions........................................        169,851,761         (3,335,851)
                                                      Total increase (decrease) in net assets        170,015,344        (3,550,834)

Net Assets
Beginning of period..........................................................................         75,207,397         78,758,231
End of period (including undistributed net investment income as set forth below).............      $ 245,222,741       $ 75,207,397
Undistributed (overdistributed) net investment income (operating loss).......................                $ -                $ -



                             Advisors    Advisors    Advisors
                             Preferred    Select     Signature   Class A     Class J   Institutional Preferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold................... $2,965,162  $1,590,889          $- $5,242,517  $2,368,610 $168,880,25$26,057,772          $-
     Reinvested.............    451,928     183,314         184     12,697     701,729  1,757,078     120,811         217
     Redeemed............... (26,933,211(1,068,265)           -   (36,673) (3,891,381) (7,478,013)(1,073,861)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $(23,516,121) $705,938        $184 $5,218,541  $(821,042) $163,159,32$25,104,722        $217
                             =============================================================================================
Shares:
     Sold...................    297,225     159,481           -    521,644     237,254 16,804,037   2,611,000           1
     Reinvested.............     45,298      18,375          18      1,263      70,348    174,834      12,106          22
     Redeemed............... (2,698,780)  (107,057)           -    (3,649)   (389,992)  (744,081)   (107,601)           -
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... (2,356,257)     70,799          18    519,258    (82,390) 16,234,790   2,515,505          23
                             =============================================================================================
Year Ended October 31, 2005
Dollars:
     Sold................... $13,282,833 $6,323,935     $10,001        N/A  $6,583,034     $1,021    $160,608    $160,341
     Reinvested.............    591,843     198,874         193        N/A     823,980     40,014      55,043      18,675
     Redeemed............... (8,165,266)(6,221,520)           -        N/A (12,463,967)(1,995,000)  (770,006) (1,970,487)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease)..... $5,709,410    $301,289     $10,194        N/A $(5,056,953)$(1,953,965)$(554,355) $(1,791,471)
                             =============================================================================================
Shares:
     Sold...................  1,328,185     632,449       1,000        N/A     658,131        100      16,054      16,033
     Reinvested.............     59,394      19,961          20        N/A      82,534      4,004       5,513       1,869
     Redeemed...............  (816,667)   (622,330)           -        N/A (1,246,705)  (199,680)    (77,011)   (197,049)
                             ---------------------------------------------------------------------------------------------
Net Increase (Decrease).....    570,912      30,080       1,020        N/A   (506,040)  (195,576)    (55,444)   (179,147)
                             =============================================================================================

Distributions:
Period Ended April 30, 2006
     From net investment
     income................. $(451,928)  $(183,314)      $(188)  $(14,332)  $(709,120) $(1,757,094)$(120,816)      $(217)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(451,928)  $(183,314)      $(188)  $(14,332)  $(709,120) $(1,757,094)$(120,816)      $(217)
Distributions...............
                             =============================================================================================
Year Ended October 31, 2005
     From net investment
     income................. $(591,843)  $(199,160)      $(193)        N/A  $(831,700)  $(40,014)   $(55,199)   $(20,655)
                             ---------------------------------------------------------------------------------------------
Total Dividends and          $(591,843)  $(199,160)      $(193)        N/A  $(831,700)  $(40,014)   $(55,199)   $(20,655)
Distributions...............
                             =============================================================================================
See accompanying notes.

                            STATEMENTS OF CASH FLOWS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)


                                                                                                                       Inflation
                                                                                                                    Protection Fund
------------------------------------------------------------------------------------------------------------------------------------
Cash Flows from Operating Activities:
Net decrease in net assets from operations.........................................................................    $ (1,010,813)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
     Purchase of investment securities.............................................................................     (49,200,686)
     Proceeds from sale of investment securities...................................................................      26,029,735
     Net sales or (purchases) of short term securities.............................................................         293,229
     Increase in accrued interest receivable.......................................................................        (126,532)
     Decrease in capital shares sold receivable....................................................................         263,145
     Increase in collateral for securities loaned..................................................................     (11,141,000)
     Decrease in dividends payable.................................................................................         (71,397)
     Increase in collateral obligation on securities loaned........................................................      11,141,000
     Net accretion of bond discounts and amortization of premiums..................................................        (516,840)
     Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager..................          55,160
     Unrealized depreciation on investments and swap agreements....................................................       2,067,182
     Net realized gain from investments............................................................................         526,505
                                                                                                                   -----------------
                                                                              Net cash used in operating activities     (21,691,312)

Cash Flows from Financing Activities:
     Net payments from reverse repurchase agreements...............................................................       4,481,782
     Proceeds from shares sold.....................................................................................      20,572,568
     Payment on shares redeemed....................................................................................      (3,174,415)
     Dividends and distributions paid to shareholders..............................................................          (4,693)
     Decrease in indebtedness......................................................................................        (275,000)
                                                                                                                   -----------------
                                                                          Net cash provided by financing activities      21,600,242
                                                                                                                   -----------------

     Net decrease in cash..........................................................................................         (91,070)

Cash:
     Beginning of period...........................................................................................       $ 143,577
                                                                                                                   -----------------
     End of period.................................................................................................        $ 52,507
                                                                                                                   =================

Supplemental disclosure of cash flow information:
     Reverse repurchase agreement interest paid....................................................................       $ 589,266
     Accrued reverse repurchase agreement interest  ...............................................................       $ 104,026
     Reinvestment of dividends and distributions ..................................................................     $ 1,662,459

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

1.   Organization

Principal Investors Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2006, the Fund consists of 55 separate funds. The financial statements for Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners Global Equity Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Growth Fund II, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, and Ultra Short Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J, Institutional, Preferred, and Select. Information in these financial statements pertains to Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares. Certain detailed financial information for Class A and Class B shares is provided separately.

Effective November 1, 2004, the initial purchases of $10,000 of Advisors Signature class of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Value Fund, Money Market Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, and Ultra Short Bond Fund were made by Principal Life Insurance Company.

Effective December 29, 2004, the initial purchases of 500,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Institutional, Preferred, and Select classes of shares of Partners LargeCap Value Fund II and Partners MidCap Growth Fund II, 1,000,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Institutional, Preferred, and Select classes of Inflation Protection Fund, and 1,005,000 shares of Institutional Class of High Yield Fund were made by Principal Life Insurance Company.

Effective March 1, 2005, International Fund I, International Fund II, and LargeCap Blend Fund I, changed their names to Diversified International Fund, International Growth Fund, and Disciplined LargeCap Blend Fund, respectively.

Effective March 1, 2005, the initial purchases of 1,000,000 shares allocated among Advisors Preferred, Advisors Select, Advisors Signature, Institutional, Preferred, and Select classes of shares of Partners Global Equity Fund were made by Principal Life Insurance Company.

Effective May 27, 2005, Capital Preservation Fund entered into a reverse stock split, the result of which was to combine each ten shares of the Capital Preservation Fund with the par value of $.01 into one share with a par value of $.10. Accordingly, the reverse stock split had no effect on the value of shareholders' accounts in the Capital Preservation Fund. The Board of Directors of Principal Investors Fund, Inc. authorized the reverse stock split to raise the value of each share from $1.00 to $10.00 per share in connection with the Capital Preservation Fund's change from a money market fund strategy to an ultra short bond fund strategy. Additionally, Capital Preservation Fund changed its name to Ultra Short Bond Fund. The financial highlights and capital share transactions have been restated to reflect the reverse stock split.

Effective May 27, 2005, High Quality Intermediate-Term Bond Fund acquired all the assets and assumed all the liabilities of High Quality Long- Term Bond Fund pursuant to a plan of acquisition approved by the shareholders of High Quality Long-Term Bond Fund on May 26, 2005. The acquisition was accomplished by a tax-free exchange of shares from High Quality Long-Term Bond Fund for shares of High Quality Intermediate-Term Bond Fund at an approximate exchange rate of .99, ..99, 1, 1, 1, 1, .98 and .99 for Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred and Select classes of shares, respectively. The aggregate net assets of High Quality Intermediate-Term Bond Fund and High Quality Long-Term Bond Fund immediately before the acquisition were approximately $87,979,000 and $15,362,000 (including approximately $592,000 of unrealized depreciation on securities held within High Quality Long-Term Bond
Fund), respectively. The aggregate net assets of High Quality Intermediate-Term Bond Fund immediately following the acquisition were approximately $103,341,000.

Effective June 28, 2005, the initial purchases of $10,000 of Class A shares of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, and SmallCap Value Fund were made by Principal Life Insurance Company.

Effective June 28, 2005, the initial purchases of $10,000 of Class B shares of each of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Real Estate Securities Fund, SmallCap Blend Fund, and SmallCap Value Fund were made by Principal Life Insurance Company.

Effective June 30, 2005, Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Government & High Quality Bond Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners SmallCap Growth Fund II, Real Estate Securities Fund, Short-Term Bond Fund, and SmallCap Blend Fund (the "Acquiring Funds") acquired all the assets and assumed all the liabilities in a tax-free reorganization of Principal Balanced Fund, Inc., Principal Bond Fund, Inc., Principal Capital Value Fund, Inc., Principal Cash Management Fund, Inc., Principal Government Securities Income Fund, Inc., Principal Growth Fund, Inc., Principal International Emerging Markets Fund, Inc., Principal LargeCap Stock Index Fund, Inc., Principal Limited Term Bond Fund, Inc., Principal MidCap Fund, Inc., Principal Partners Blue Chip Fund, Inc., Principal Partners Equity Growth Fund, Inc., Principal Partners LargeCap Value Fund, Inc., Principal Partners LargeCap Blend Fund, Inc., Principal Partners MidCap Growth Fund, Inc., Principal Partners SmallCap Growth Fund, Inc., Principal Real Estate Securities Fund, Inc., and Principal SmallCap Fund, Inc. (the "Acquired Funds") pursuant to an Agreement and Plan of Reorganization approved by shareholders of the Acquired Funds on June 16, 2005. Approximate conversion ratios, net assets of the Acquired Fund immediately before the acquisition (including accumulated realized losses and unrealized appreciation/depreciation on a U.S. federal income tax basis) and net assets of the Acquiring Fund immediately before and immediately following the acquisition were as follows:

                                                                                                                       Net Assets
                                                                                                  Net AssetsNet Assets     of
                                                                         Accumulated  Unrealized     of          of     Acquiring
         Acquired                                 Conversion Conversion    Realized   AppreciationAcquired   Acquiring    Fund
           Fund                  Acquiring           Ratio      Ratio       Losses    Depreciation  Fund       Fund     following
           ----
                                    Fund            Class A    Class B      (000)        (000)      (000)      (000)   acquisition
                                    ----            -------    -------      -----        -----      -----      -----
                                                                                                                          (000)
Principal Balanced        Disciplined LargeCap        .94        .94       $ 4,654      $ (175)     $103,061  $ 410,851   $513,912
   Fund, Inc.               Blend Fund
Principal Bond            Bond & Mortgage            1.02       1.02         10,174       2,961   205,924    967,328    1,173,252
   Fund, Inc.               Securities Fund
Principal Capital Value   LargeCap Value Fund        2.16       2.15              --      28,236   330,380    188,879    519,259
   Fund, Inc.
Principal Cash            Money Market Fund          1.00       1.00              --           --   344,006    288,522    632,528
   Management Fund, Inc.
Principal Government      Government & High          1.10       1.09          6,356       2,683   310,987    131,797    442,784
   Securities Income        Quality Bond Fund
   Fund, Inc.
Principal Growth          LargeCap Growth Fund       4.32       4.12       168,339       19,256   300,113    226,808    526,921
   Fund, Inc.
Principal International   International Emerging      .62        .58              --       2,835   54,306     63,598     117,904
   Emerging Markets         Markets Fund
   Fund, Inc.
Principal LargeCap        LargeCap S&P 500 Index     1.03        N/A          2,297      (1,302)  71,416     622,600    694,016
    Stock Index Fund, Inc.Fund
Principal Limited Term    Short-Term Bond Fund        .92        N/A          4,947      (1,268)  124,348    56,803     181,151
   Bond Fund, Inc.
Principal MidCap          MidCap Blend Fund          2.96       2.80              --       101,932 576,194    130,236    706,430
   Fund, Inc.
Principal Partners        Partners LargeCap          2.29       2.20         18,166       5,054   149,524    41,385     190,909
   Blue Chip Fund, Inc.     Blend Fund I
Principal Partners Equity Partners LargeCap           .99        .95         26,794       2,106   63,225     813,418    876,643
   Growth Fund, Inc.        Growth Fund I
Principal LargeCap        Partners LargeCap Blend     .98        .95              --       5,660   73,761     689,218    762,979
   Blend Fund, Inc.       Fund
Principal Partners        Partners LargeCap Value     .93        .92              --      10,767   72,747     1,515,314  1,588,061
   LargeCap Value         Fund
   Fund, Inc.
Principal Partners       Partners MidCap Growth      .69        .67       $9,666       $5,658   $35,289    $328,045   $363,334
   MidCap Growth           Fund
   Fund, Inc.
Principal Partners       Partners SmallCap           .70        .67         2,787       3,030   22,138      399,917    422,055
   SmallCap Growth         Growth Fund II
   Fund, Inc.
Principal Real Estate    Real Estate Securities      .82        .81            --       30,589    101,982    581,429    683,411
   Securities Fund, Inc. Fund
Principal SmallCap       SmallCap Blend Fund         .67        .64         9,907      15,693    121,790    137,031    258,821
   Fund, Inc.

Effective June 30, 2005, Diversified International Fund acquired all the assets and assumed all the liabilities of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. pursuant to a plan of acquisition approved by the shareholders of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. on June 16, 2005. The acquisition was accomplished by a tax-free exchange of shares from Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. for shares of Diversified International Fund at an approximate exchange rate of .78 and .76 for Principal International Fund, Inc. Class A and B and 1.47 and 1.38 for Principal International SmallCap Fund, Inc. Class A and Class B. The aggregate net assets of Principal International Fund, Inc., Principal International SmallCap Fund, Inc., and Diversified International Fund immediately before the acquisition were approximately $248,964,000 (including approximately $42,252,000 of accumulated realized losses and $21,063,000 of unrealized appreciation, on a federal tax basis), $74,326,000 (including approximately $7,781,000 unrealized appreciation, on a federal tax basis), and $143,415,000, respectively. The aggregate net assets of Diversified International Fund immediately following the acquisition were $466,705,000.

Effective September 30, 2005, Government Securities Fund and High Quality Short-Term Bond Fund changed their names to Government & High Quality Bond Fund and Short-Term Bond Fund, respectively.

Effective March 15, 2006, the initial purchase of $250,000 of Class A shares of Ultra Short Bond Fund was made by Principal Life Insurance Company.

Effective March 15, 2006, the initial purchases of $32,744 and $10,000 of Class B shares of Principal LifeTime 2050 Fund and Principal LifeTime Strategic Income Fund, respectively, were made by Principal Life Insurance Company.

All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund's Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.


2.  Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund (collectively, the "Principal LifeTime Funds") invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund and the Principal LifeTime Funds) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the "Manager") under procedures established and periodically reviewed by the Fund's Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are ordinarily not reflected in the Funds' net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds' net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund's Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security's fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds' net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a "local" price and a "premium" price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund's Board of Directors as may occasionally be necessary.

Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the London Exchange. The identified cost of the Funds' holdings are translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund and Ultra Short Bond Fund) of each class.

Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund and Ultra Short Bond Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds reflect the expenses of each Principal LifeTime Fund and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Ultra Short Bond Fund, all net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, commission recapture, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Real Estate Securities Fund receives substantial distributions from holdings in Real Estate Investment Trusts ("REITs"). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of its income and distributions for financial statement purposes.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.

Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2006, International Emerging Markets Fund had a deferred tax liability of $265,312 and no capital loss carryforward, and Diversified International Fund had a foreign tax refund receivable of $366, a deferred tax liability of $66,960, and no capital loss carryforward, relating to Indian securities.

Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.

3.   Operating Policies

Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds' cost basis in the contract.

Indemnification. Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds' cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.

Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At April 30, 2006, Partners MidCap Value Fund I had outstanding borrowing of $407,000 at an annual rate of 5.315%. No other Funds had outstanding borrowings under the line of credit.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. When repurchase agreement investments are made as part of the Funds' securities lending program, the collateral is in the possession of the Funds' lending agent or a third party agent. The collateral is evaluated daily by the lending agent to ensure the value is maintained, at a minimum, in an amount equal to the principal amount plus accrued interest of each repurchase agreement. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

Reverse Repurchase Agreements. Certain of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, the Funds sell securities and agree to repurchase them at a specified date and price. Reverse repurchase agreements are considered to be borrowings by the Funds, and are subject to the Funds' restrictions on borrowing. Reverse repurchase agreements may increase the volatility of the Funds and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with the borrowed money. At April 30, 2006, the Funds had reverse repurchase agreements as follows:

                                                   Broker          Interest Rate            Maturity Date                Amount
Government & High Quality Bond Fund            Merrill Lynch         4.00-4.08%         05/31/2006-06/19/2006         $13,120,063
High Quality Intermediate-Term Bond Fund       Merrill Lynch         4.44-4.78          05/17/2006-06/28/2006          11,085,313
Inflation Protection Fund                      Merrill Lynch         4.70-4.98          05/01/2006-06/26/2006          28,935,688
Short-Term Bond Fund                           Merrill Lynch         4.60-4.80          05/10/2006-06/27/2006          13,120,063

For the period ended April 30, 2006 , the daily average amount of reverse repurchase agreements outstanding and the average annual interest rate was as follows:

                                            Average Amount of          Average
                                           Reverse Repurchase          Interest
                                         Agreements Outstanding          Rate
Bond & Mortgage Securities Fund                $37,469,284               1.85%
Government & High Quality Bond Fund             11,526,525               2.02
High Quality Intermediate-Term Bond Fund        12,028,286               2.10
Inflation Protection Fund                       26,738,232               2.20
Short-Term Bond Fund                            12,484,812               2.10

Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral (in the form of U.S. government securities, U.S. government agency securities, letters of credit, and/or cash) against the loaned securities and during the period of the loan maintain collateral in an amount not less than 100% of the market value of the loaned securities. Cash collateral is usually invested in short-term securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2006, the Funds had securities on loan as follows:

                                              Market Value    Collateral Value
Bond & Mortgage Securities Fund               $248,231,748        $252,530,000
Disciplined LargeCap Blend Fund                 62,192,226          63,272,000
Diversified International Fund                   9,468,267           9,748,000
Government & High Quality Bond Fund             59,810,965          60,912,000
High Quality Intermediate-Term Bond Fund        16,748,494          17,061,000
High Yield Fund                                 11,969,642          12,223,000
Inflation Protection Fund                       10,975,273          11,141,000
International Emerging Markets Fund             14,747,871          14,981,000
International Growth Fund                        8,000,162           8,453,000
LargeCap Growth Fund                            66,123,100          67,241,000
LargeCap S&P 500 Fund                           81,655,050          83,511,000
LargeCap Value Fund                             51,266,070          52,365,000
MidCap Blend Fund                              145,630,392         148,820,000
MidCap Growth Fund                               5,121,550           5,293,000
MidCap S&P 400 Index Fund                       29,417,747          29,968,000
MidCap Value Fund                               18,993,723          19,481,000
Partners Global Equity Fund                        898,193             925,000
Partners International Fund                      2,359,086           2,553,000
Partners LargeCap Blend Fund                    89,256,791          91,385,000
Partners LargeCap Blend Fund I                  20,290,737          20,622,000
Partners LargeCap Growth Fund                   11,451,089          11,788,000
Partners LargeCap Growth Fund I                149,313,703         156,117,000
Partners LargeCap Growth Fund II                 8,144,716           8,366,000
Partners LargeCap Value Fund                   128,903,459         132,637,000
Partners LargeCap Value Fund I                  49,124,673          50,359,000
Partners LargeCap Value Fund II                  8,222,859           8,435,000
Partners MidCap Growth Fund                    129,423,990         134,049,000
Partners MidCap Growth Fund I                   43,817,695          44,590,000
Partners MidCap Growth Fund II                  90,910,176          93,897,000
Partners MidCap Value Fund                     166,723,623         170,072,000
Partners MidCap Value Fund I                    70,179,330          71,631,000
Partners SmallCap Blend Fund                    70,807,936          72,291,000
Partners SmallCap Growth Fund I                 30,538,140          31,101,000
Partners SmallCap Growth Fund II               181,225,616         187,064,000
Partners SmallCap Growth Fund III               40,152,589          41,401,000
Partners SmallCap Value Fund                    80,305,741          82,294,000
Partners SmallCap Value Fund I                 102,869,471         106,203,000
Partners SmallCap Value Fund II                 97,609,699         100,938,000
Preferred Securities Fund                       28,232,573          28,769,000
Real Estate Securities Fund                    160,538,120         164,502,000
Short-Term Bond Fund                            15,164,622          15,452,000
SmallCap Blend Fund                             97,301,264          99,897,000
SmallCap Growth Fund                            11,921,374          12,221,000
SmallCap S&P 600 Index Fund                     99,948,539         102,013,000
SmallCap Value Fund                             31,822,042          32,298,000
Ultra Short Bond Fund                            6,624,436           6,779,000

Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts' terms and the possible lack of liquidity with respect to the swap agreements.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as interest income (or as an offset to interest income).

Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations. Details of swap agreements open at period end are included in the Funds' schedules of investments.

4.   Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds' average daily net assets. The annual rates used in this calculation for the Funds are as follows:


                                 Net Assets of Funds (in millions)

                                 First    Next   Next   Over $1.5
                                 $500     $500   $500   billion
                                 ----     ----   ----   -------
Bond & Mortgage Securities Fund    .55%      .53%   .51%   .50%
Disciplined LargeCap Blend Fund    .60      .58    .56      .55
Diversified International Fund     .90      .88    .86      .85
Government & High Quality          .40      .38    .36      .35
   Bond Fund
High Quality Intermediate-Term     .40      .38    .36       .35
  Bond Fund
High Yield Fund                    .65      .63    .61      .60
Inflation Protection Fund          .40      .38    .36      .35
International Emerging Markets   1.35      1.33  1.31     1.30
Fund
International Growth Fund        1.00       .98    .96      .95
LargeCap Growth Fund               .55      .53    .51      .50
LargeCap S&P 500 Index Fund        .15      .15    .15      .15
LargeCap Value Fund                .45      .43    .41      .40
MidCap Blend Fund                  .65      .63    .61      .60
MidCap Growth Fund                 .65      .63    .61      .60
MidCap S&P 400 Index Fund          .15      .15    .15      .15
MidCap Value Fund                  .65      .63    .61      .60
Money Market Fund                  .40      .39    .38      .37
Partners Global Equity Fund        .95      .93    .91      .90
Partners International Fund      1.10      1.08   1.06     1.05


Partners LargeCap Blend Fund       .75      .73    .71      .70
Partners LargeCap Blend Fund I     .45      .43    .41      .40
Partners LargeCap Growth Fund    1.00       .98    .96      .95
Partners LargeCap Growth Fund I    .75      .73    .71      .70
Partners LargeCap Growth Fund II 1.00       .98    .96      .95
Partners LargeCap Value Fund       .80      .78    .76      .75
Partners LargeCap Value Fund I     .80      .78    .76      .75
Partners LargeCap Value Fund II    .85      .83    .81      .80

Partners MidCap Growth Fund        1.00%   .98%   .96%   .95%
Partners MidCap Growth Fund I     1.00    .98    .96      .95
Partners MidCap Growth Fund II    1.00    .98    .96      .95
Partners MidCap Value Fund        1.00    .98    .96      .95

Partners MidCap Value Fund I      1.00    .98    .96      .95

Partners SmallCap Blend Fund      1.00    .98    .96      .95
Partners SmallCap Growth Fund I   1.10  1.08    1.06     1.05
Partners SmallCap Growth Fund II  1.00    .98    .96      .95

Partners SmallCap Growth Fund III 1.10  1.08     1.06    1.05
Partners SmallCap Value Fund      1.00    .98    .96      .95
Partners SmallCap Value Fund I    1.00    .98    .96      .95
Partners SmallCap Value Fund II   1.00    .98    .96      .95
Preferred Securities Fund           .75   .73    .71      .70
Principal LifeTime 2010 Fund       .1225  .1225  .1225     .1225
Principal LifeTime 2020 Fund       .1225  .1225  .1225     .1225
Principal LifeTime 2030 Fund       .1225  .1225  .1225     .1225
Principal LifeTime 2040 Fund       .1225  .1225  .1225     .1225
Principal LifeTime 2050 Fund       .1225  .1225  .1225     .1225
Principal LifeTime Strategic       .1225  .1225  .1225     .1225
Income
  Fund
Real Estate Securities Fund         .85   .83    .81      .80
Short-Term Bond Fund                .40   .38    .36      .35
SmallCap Blend Fund                 .75   .73    .71      .70
SmallCap Growth Fund                .75   .73    .71      .70
SmallCap S&P 600 Index Fund         .15   .15    .15      .15
SmallCap Value Fund                 .75   .73    .71      .70
Ultra Short Bond Fund               .40   .39    .38      .37


In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service class are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Class A, Class B, and Class J shares of the Funds reimburse the Manager for transfer and administrative services. The Manager has agreed to provide portfolio accounting services for the Funds. Currently, there is no separate charge for these services.

The Manager voluntarily agreed to limit the expenses for Class J shares of certain Funds from November 1, 2005 through February 28, 2006 and contractually agreed to limit the expenses from March 1, 2006 through April 30, 2006. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. The operating expense limits are as follows:

                                             Period from            Period from
                                          November 1, 2005         March 1, 2006
                                               through                through
                                          February 28, 2006       April 30, 2006            Expiration
                                          -----------------       --------------            ----------
Bond & Mortgage Securities Fund                  1.35%                  N/A
Government & High Quality Bond Fund             1.35                    N/A
High Quality Intermediate-Term Bond             1.35                    1.35%           February 28, 2007
Fund
Inflation  Protection Fund                      1.35                    1.15            February 28, 2007
International Growth Fund                       2.10                    N/A
Money Market Fund                               1.35                    N/A
Partners LargeCap Growth Fund                   1.75                   1.75             February 28, 2007
Partners LargeCap Growth Fund I                 1.75                    N/A
Partners LargeCap Growth Fund II                1.75                   1.75             February 28, 2007
Partners MidCap Growth Fund                     1.95                    N/A
Partners MidCap Value Fund                      1.95                    N/A
Partners SmallCap Growth Fund I                 2.05                   2.05             February 28, 2007
Partners SmallCap Growth Fund II                2.05                   2.05             February 28, 2007
Partners SmallCap Value Fund                    1.95                   1.95             February 28, 2007
Preferred Securities Fund                       1.60                   1.60             February 28, 2007
Principal LifeTime 2010 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2020 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2030 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2040 Fund                     N/A                    .75             February 28, 2007
Principal LifeTime 2050 Fund                    1.70                    .75             February 28, 2007
Principal LifeTime Strategic Income              N/A                    .75             February 28, 2007
Fund
Short-Term Bond Fund                            1.35                    N/A
SmallCap Value Fund                             1.70                    N/A
Ultra Short Bond Fund                           1.35                   1.20             February 28, 2007

The Manager has contractually agreed to limit the Fund's expenses for Class A and Class B shares of certain Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis during the reporting period. The operating expense limits and the agreement terms are as follows:


                                                      Class A           Class B          Class A        Class B
                                                    Period from       Period from      Period from    Period from
                                                  November 1, 2005 November 1, 2005   March 1, 2006  March 1, 2006
                                                      through           through          through        through
                                                 February 28, 2006 February 28, 2006 April 30, 2006   April 30,       Expiration
                                                 ----------------- ----------------- --------------   ----------      ----------
                                                                                                         2006
Bond & Mortgage Securities Fund                          0.94%            1.60%            0.94%          1.60%     June 30, 2009
Inflation Protection Fund                               1.10              N/A             0.90            N/A     February 28, 2007
MidCap Blend Fund                                       1.02             1.32             1.02           1.32       June 30, 2008
Money Market Fund                                       N/A               N/A              N/A           1.60     February 28, 2007
Partners LargeCap Growth Fund II                        1.70              N/A             1.70            N/A     February 28, 2007
Partners MidCap Growth Fund                             1.75             2.50             1.75           2.50       June 30, 2008
Partners MidCap Growth Fund I                           1.75              N/A             1.75            N/A     February 28, 2007
Partners MidCap Value Fund                              1.75             2.50             1.75           2.50     February 28, 2007
Partners SmallCap Growth Fund II                        1.95             2.70             1.95           2.70       June 30, 2008
Preferred Securities Fund                               1.35              N/A             1.00            N/A     February 28, 2007
Principal LifeTime 2010 Fund                            1.30              N/A             0.50            N/A     February 28, 2007
Principal LifeTime 2020 Fund                            1.40             2.15             0.50           1.25     February 28, 2007
Principal LifeTime 2030 Fund                            1.40             2.15             0.50           1.25     February 28, 2007
Principal LifeTime 2040 Fund                            1.40             2.15             0.50           1.25     February 28, 2007
Principal LifeTime 2050 Fund                            1.50              N/A             0.50           1.25     February 28, 2007
Principal LifeTime Strategic Income Fund                1.30              N/A             0.50           1.25     February 28, 2007
SmallCap Value Fund                                     1.70             2.45             1.45           2.20     February 28, 2007
Tax-Exempt Bond Fund                                    0.76             1.15             0.76           1.15       June 30, 2008
Ultra Short Bond Fund                                   N/A               N/A             0.75            N/A     February 28, 2007

Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. Pursuant to the distribution agreements for Class A and Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the respective Funds which generated the excess. The annual rates are .25%, .30%, ..35%, .50% and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select, and up to .25% and 1.00% for Class A and Class B, except the following funds:

LargeCap S&P 500 Index Fund           Class A              .15%
Money Market Fund                     Class A              N/A
Money Market Fund                     Class J              .25
Short-Term Bond Fund                  Class A              .15
Ultra Short Bond Fund                 Class A              .15


Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B and Class J share redemptions. The charge for Class A shares is .75% (.25% for LargeCap S&P 500 Index Fund, Short-Term Bond Fund, and Ultra Short Bond Fund) of the lesser of current market value or the cost of the shares redeemed. The charge for Class B shares is based on declining rates which begin at 4.00% of the lesser of current market value or the cost of shares being redeemed. Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), seven years after purchase. The charge for Class J shares is 1% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Princor Financial Services Corporation also retains sales charges on sales of Class A shares (with the exception of Money Market Fund which imposes no sales charge) based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P 500 Index Fund and Short-Term Bond Fund, 4.75% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, Inflation Protection Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and Tax-Exempt Bond Fund, and 5.75% for all other Funds. The aggregate amounts of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2006, were as follows:

                                             Class A    Class B    Class J
Bond & Mortgage Securities Fund             $221,727    $35,780    $48,019
Disciplined LargeCap Blend Fund              110,647     14,351        N/A
Diversified International Fund               436,276     25,866     20,044
Equity Income Fund                           166,081     10,604        N/A
Government & High Quality Bond Fund          171,101     67,151     15,137
High Quality Intermediate - Term Bond Fund       N/A        N/A      5,122
Inflation Protection Fund                     18,972        N/A      1,255
International Emerging Markets Fund          239,790      8,170     23,002
International Growth Fund                        N/A        N/A     10,128
LargeCap Growth Fund                         329,693     27,673      3,662
LargeCap S&P 500 Index Fund                   41,238        N/A     47,550
LargeCap Value Fund                          229,164     16,112      6,768
MidCap Blend Fund                            589,830     58,677     22,984
MidCap Growth Fund                               N/A        N/A      2,271
MidCap S&P 400 Index Fund                        N/A        N/A      4,370
MidCap Value Fund                                N/A        N/A     17,253
Money Market Fund                                604      7,148     42,012
Partners LargeCap Blend Fund                 195,609     21,860     15,553
Partners LargeCap Blend Fund I               137,416     15,589      4,794
Partners LargeCap Growth Fund                    N/A        N/A      2,366
Partners LargeCap Growth Fund I              124,609     12,162      5,342
Partners LargeCap Growth Fund II               7,540        N/A      2,004
Partners LargeCap Value Fund                 163,053     21,626     14,615
Partners MidCap Growth Fund                   89,091     10,898      3,461
Partners MidCap Growth Fund I                 16,711        N/A        N/A
Partners MidCap Value Fund                    62,092      1,790     21,851
Partners SmallCap Growth Fund I                  N/A        N/A        795
Partners SmallCap Growth Fund II              74,049      9,355      2,659
Partners SmallCap Value Fund                     N/A        N/A      1,307
Preferred Securities Fund                     40,041        N/A      7,921
Principal LifeTime 2010 Fund                 142,954        N/A     35,146
Principal LifeTime 2020 Fund                 234,274        972     60,524
Principal LifeTime 2030 Fund                 219,163      3,362     52,611
Principal LifeTime 2040 Fund                 143,808      2,461     23,678
Principal LifeTime 2050 Fund                  83,487          --      3,474
Principal LifeTime Strategic Income Fund      29,965          --     16,005
Real Estate Securities Fund                  238,532     19,337     25,641
Short-Term Bond Fund                          41,984        N/A      7,442
SmallCap Blend Fund                          180,147     17,471     19,022
SmallCap Growth Fund                             N/A        N/A      4,316
SmallCap S&P 600 Index Fund                      N/A        N/A     14,923
SmallCap Value Fund                           64,738        394     11,450
Tax-Exempt Bond Fund                          80,269      4,607        N/A
Ultra Short Bond Fund                          1,917        N/A      2,806

At April 30, 2006, Principal Life Insurance Company (an affiliate of the Manager) and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows:


                                        Advisors    Advisors
                                         Select     Signature      Class A    Class B  Institutional  Preferred     Select
Bond & Mortgage Securities Fund             --           --        1,785,960    --         286,912       --           --
Diversified International Fund              --           --               --    --       3,130,147       --           --
Government and High Quality Bond Fund       --           --          607,243    --             976       --           --
LargeCap Growth Fund                        --           --               --    --       8,840,516       --           --
LargeCap Value Fund                         --           --               --    --       6,017,936       --           --
MidCap Blend Fund                           --           --               --    --             882       --           --
MidCap Growth Fund                          --           --              N/A   N/A              --       --         4,381
MidCap Value Fund                           --           772             N/A   N/A              --       --           --
Money Market Fund                           --           --       43,792,461    --      26,000,000       --           --
Partners Global Equity Fund                 --           --               --    --         995,000       --           --
Partners LargeCap Blend Fund I              --           --               --    --           1,112       --           --
Partners LargeCap Growth Fund               --           --              N/A   N/A              --    1,518        1,490
Partners LargeCap Value Fund II             --           --              N/A   N/A              --       --        1,000
Preferred Securities Fund                  926          --                --    --               --     926          926
Principal LifeTime Strategic Income         --           --               --   825              --       --           --
Fund
Short-Term Bond Fund                        --            978      1,824,148   N/A              --       --           --
SmallCap Blend Fund                         --           --               --    --       2,152,853       --           --
SmallCap Growth Fund                        --         1,279             N/A   N/A              --       --           --
Ultra Short Bond Fund                       --         1,038              --    --               --      --        1,057

Affiliated Brokerage Commissions. With respect to Preferred Securities Fund, $168,656 of brokerage commissions were paid to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2006. Brokerage commissions were paid to affiliates of sub-advisors as follows:

                                            Period Ended
                                          April 30, 2006
Partners LargeCap Value Fund                    $112,304
Partners LargeCap Value Fund I                       486
Partners LargeCap Value Fund II                       48
Partners MidCap Growth Fund II                    32,555
Partners MidCap Value Fund                       109,508
Partners MidCap Value Fund I                       7,165

5.  Investment Transactions

For the period ended April 30, 2006, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

                                          Purchases         Sales
Bond & Mortgage Securities Fund         $2,432,058,867    $2,107,122,579
Disciplined LargeCap Blend Fund            506,834,839       289,719,411
Diversified International Fund             409,858,314       362,210,668
Government and High Quality Bond Fund      566,300,703       564,131,647
High Quality Intermediate-Term Bond        171,588,854       157,721,261
Fund
High Yield Fund                             41,758,044        32,582,549
Inflation Protection Fund                   20,063,125         4,878,212
International Emerging Markets Fund        173,184,202       140,301,455
International Growth Fund                  691,005,708       569,051,092
LargeCap Growth Fund                       471,784,936       334,409,201
LargeCap S&P 500 Index Fund                 82,023,620        19,112,104
LargeCap Value Fund                        343,567,612       291,434,757
MidCap Blend Fund                          145,515,859       161,764,313
MidCap Growth Fund                          21,081,992        16,977,883
MidCap S&P 400 Index Fund                   63,185,217        30,460,937
MidCap Value Fund                           63,729,382        57,399,402
Partners Global Equity Fund                 14,266,728         3,627,254
Partners International Fund                312,153,551       246,179,141
Partners LargeCap Blend Fund               223,542,316       217,989,000

Partners LargeCap Blend Fund I              73,264,801        74,912,560
Partners LargeCap Growth Fund              138,697,825       306,558,153
Partners LargeCap Growth Fund I            303,658,183       355,766,368
Partners LargeCap Growth Fund II           603,158,304       555,537,037
Partners LargeCap Value Fund               353,721,154       209,570,650
Partners LargeCap Value Fund I             166,950,790        67,954,461
Partners LargeCap Value Fund II             14,566,248        15,359,781
Partners MidCap Growth Fund               $288,033,575      $231,446,296
Partners MidCap Growth Fund I              162,796,061       153,568,693
Partners MidCap Growth Fund II             367,433,798       289,175,999
Partners MidCap Value Fund                 333,147,431       256,541,268
Partners MidCap Value Fund I               210,445,564       134,506,473

Partners SmallCap Blend Fund               116,564,451       109,323,102
Partners SmallCap Growth Fund I             58,316,412       107,257,351
Partners SmallCap Growth Fund II           277,899,418       158,136,301
Partners SmallCap Growth Fund III          134,983,771        88,899,416
Partners SmallCap Value Fund                53,117,778       116,493,640
Partners SmallCap Value Fund I             148,827,175        60,439,856
Partners SmallCap Value Fund II             73,364,383        67,470,467
Preferred Securities Fund                  168,683,079        28,370,041
Principal LifeTime 2010 Fund               272,596,070        82,514,796
Principal LifeTime 2020 Fund               427,170,858        22,007,339
Principal LifeTime 2030 Fund               353,396,854        12,000,000
Principal LifeTime 2040 Fund               171,338,019        11,384,278
Principal LifeTime 2050 Fund                92,741,380         5,955,702
Principal LifeTime Strategic               189,502,727       115,296,756
Income Fund
Real Estate Securities Fund                290,487,206       174,913,814
Short-Term Bond Fund                        43,031,944        52,802,307
SmallCap Blend Fund                        162,381,887       150,895,875
SmallCap Growth Fund                        25,217,322        18,700,427
SmallCap S&P 600 Index Fund                171,290,550       103,296,525
SmallCap Value Fund                        105,608,190        75,289,582
Ultra Short Bond Fund                      173,129,283        23,761,443



For the period ended April 30, 2006, the cost of U.S. government securities purchased and proceeds from U.S government securities sold (not including short-term investments) by the Funds were as follows:


                                          Purchases       Sales
Bond & Mortgage Securities Fund           $259,571,735  $174,269,212
Government & High Quality Bond Fund         66,334,685    57,225,805
High Quality Intermediate-Term Bond Fund    24,591,436    17,632,349
Inflation Protection Fund                   29,137,561    21,151,523
Partners SmallCap Value Fund I                 241,488       320,000
Short-Term Bond Fund                        23,828,343     8,024,767

The Funds may trade portfolio securities on a "to-be-announced" ("TBA") or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds' schedule of investments.

Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions my increase the Funds' portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Foreign Currency Contracts. At April 30, 2006, certain of the Funds owned forward contracts to buy and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds' portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of April 30, 2006 are included in the schedules of investments.

6.  Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2006 and October 31, 2005 were as follows:

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

                                             Ordinary Income          Long-Term Capital Gain        Section 1250 Gains
                                             ---------------          ----------------------        ------------------
                                            2006         2005          2006            2005         2006        2005
                                            ----         ----          ----            ----         ----        ----
Bond & Mortgage Securities Fund          $31,387,548  $35,672,708        $    --  $      455,445     $   --        $   --
Disciplined LargeCap Blend Fund           13,684,089    1,755,658      1,016,165       1,078,106         --            --
Diversified International Fund             7,531,670      542,750     14,538,524       2,442,645         --            --
Government & High Quality Bond Fund        7,608,491    6,921,202             --              --         --            --
High Quality Intermediate-Term Bond
Fund                                       2,928,723    1,035,016        102,863         272,390         --            --
High Yield Fund                            3,211,957           --             --              --         --            --
Inflation Protection Fund                  1,667,152    1,985,062             --              --         --            --
International Emerging Markets Fund       11,978,167      711,230      3,494,742       2,217,989         --            --
International Growth Fund                 39,842,054   17,638,301     32,702,386      20,982,444         --            --
LargeCap Growth Fund                         383,105      875,012             --              --         --            --
LargeCap S&P 500 Index Fund                7,664,572    8,403,618      3,072,594      36,116,133         --            --
LargeCap Value Fund                       13,041,827    1,684,432      6,472,392       4,668,645         --            --
MidCap Blend Fund                          3,582,239    1,058,546     35,712,824       5,658,959         --            --
MidCap Growth Fund                                --           --             --              --         --            --
MidCap S&P 400 Index Fund                  1,406,184      684,968      3,517,738       1,215,807         --            --
MidCap Value Fund                         12,734,455    2,246,153      5,235,180       3,133,769         --            --
Money Market Fund                         12,073,371    9,523,257             --              --         --            --
Partners Global Equity Fund                   87,520           --             --              --         --            --
Partners International Fund               16,280,473    2,714,898      7,341,784              --         --            --
Partners LargeCap Blend Fund              20,505,705   13,126,112     19,721,674      26,917,022         --            --
Partners LargeCap Blend Fund I               608,487      250,214        736,539         155,099         --            --
Partners LargeCap Growth Fund              2,111,293           --        184,556         792,718         --            --
Partners LargeCap Growth Fund I           15,625,285    4,003,726     20,734,694              --         --            --
Partners LargeCap Growth Fund II           5,392,877    2,049,022      4,220,819       2,537,967         --            --
Partners LargeCap Value Fund              24,894,890   19,530,352     63,955,759      11,048,831         --            --
Partners LargeCap Value Fund I             5,498,069       36,072        150,251              --         --            --
Partners LargeCap Value Fund II            4,513,945           --             --              --         --            --
Partners MidCap Growth Fund                       --           --      3,001,206              --         --            --
Partners MidCap Growth Fund I              9,209,037           --      6,277,031              --         --            --
Partners MidCap Growth Fund II             1,841,894           --          4,264              --         --            --
Partners MidCap Value Fund                11,473,909    7,542,069     38,221,877      12,831,313         --            --
Partners MidCap Value Fund I              22,771,419    5,020,699     24,679,278          66,600         --            --
Partners SmallCap Blend Fund              12,716,241    2,479,827      4,049,545         693,572         --            --
Partners SmallCap Growth Fund I                   --           --             --              --         --            --
Partners SmallCap Growth Fund II           1,179,198           --     24,136,702       8,154,974         --            --
Partners SmallCap Growth Fund III          6,513,452           --          1,245              --         --            --
Partners SmallCap Value Fund                  57,226       71,862     24,893,571              --         --            --
Partners SmallCap Value Fund I             4,174,547    3,022,492     15,422,116       4,762,959         --            --
Partners SmallCap Value Fund II           12,482,173       93,230      1,164,482              --         --            --
Preferred Securities Fund                 10,671,652   23,146,412             --              --         --            --
Principal LifeTime 2010 Fund              14,812,871    7,200,905      4,163,301       2,977,300         --            --
Principal LifeTime 2020 Fund              26,590,677   10,481,044      8,084,086       3,733,153         --            --
Principal LifeTime 2030 Fund              21,048,834    8,436,301      8,044,054       3,233,115         --            --
Principal LifeTime 2040 Fund               8,342,117    2,848,809      3,101,881       1,164,002         --            --
Principal LifeTime 2050 Fund               4,023,028    1,194,054      1,485,535         481,480         --            --
Principal LifeTime Strategic Income
Fund                                       8,402,148    3,532,082      1,952,639       1,302,819         --            --
Real Estate Securities Fund                8,199,434   21,267,377     20,745,224      17,976,852    540,743       601,122
Short-Term Bond Fund                       4,229,370    3,319,150             --              --         --            --
SmallCap Blend Fund                        2,004,598      766,547     14,845,443       5,587,089         --            --
SmallCap Growth Fund                         492,542           --      1,515,140       1,404,635         --            --
SmallCap S&P 600 Index Fund                3,229,962    2,252,655      4,010,209       2,008,002         --            --
SmallCap Value Fund                        7,185,393    2,831,702      2,185,188       2,631,647         --            --
Ultra Short Bond Fund                      3,237,009    1,738,764             --              --         --            --

Distributable Earnings. As of April 30, 2006, the components of distributable earnings on a federal tax basis were as follows:

                                           Undistributed  Undistributed
                                          Ordinary Income   Long-Term       Undistributed
                                                          Capital Gains   Section 1250 Gains
Bond & Mortgage Securities Fund           $        12,402  $          --        $--
Disciplined LargeCap Blend Fund*               11,727,976      1,016,419         --
Diversified International Fund*                 8,069,902     14,542,257         --
Government & High Quality Bond Fund*               58,428             --         --
High Quality Intermediate-Term Bond Fund        2,212,944        103,482         --
High Yield Fund                                 2,366,451             --         --
Inflation Protection Fund                          94,423             --         --
International Emerging Markets Fund            12,119,201      3,494,916         --
International Growth Fund                      39,400,257     32,707,292         --
LargeCap Growth Fund                              149,463             --         --
LargeCap S&P 500 Index Fund*                    5,652,039      3,072,689         --
LargeCap Value Fund                            10,948,958     6,476,402          --
MidCap Blend Fund                               3,309,852     35,717,517         --
MidCap Growth Fund                                     --             --         --
MidCap S&P 400 Index Fund                       1,266,711      3,517,831         --
MidCap Value Fund                              12,410,711      5,235,803         --
Partners Global Equity Fund                        77,524             --         --
Partners International Fund                    15,996,070      7,345,295         --
Partners LargeCap Blend Fund                   18,702,405     19,728,511         --
Partners LargeCap Blend Fund I*                   339,194        738,689         --
Partners LargeCap Growth Fund                   1,837,324        185,576         --
Partners LargeCap Growth Fund I*               15,633,542     20,740,653         --
Partners LargeCap Growth Fund II                5,498,903      4,227,608         --
Partners LargeCap Value Fund                   19,206,575     63,958,830         --
Partners LargeCap Value Fund I                  4,787,740        150,300         --
Partners LargeCap Value Fund II                 3,804,631             --         --
Partners MidCap Growth Fund*                           --      3,001,359         --
Partners MidCap Growth Fund I                   9,209,401      6,277,562         --
Partners MidCap Growth Fund II                  1,845,532          1,768         --
Partners MidCap Value Fund                     10,494,134     38,223,499         --
Partners MidCap Value Fund I                   21,806,092     24,682,376         --
Partners SmallCap Blend Fund                   12,619,959      4,049,915         --
Partners SmallCap Growth Fund I                        --             --         --
Partners SmallCap Growth Fund II*               1,183,659     24,138,901         --
Partners SmallCap Growth Fund III               6,514,266            941         --
Partners SmallCap Value Fund                       40,348     24,894,195         --
Partners SmallCap Value Fund I                  3,970,779     15,422,266         --
Partners SmallCap Value Fund II                12,483,456      1,165,768         --
Preferred Securities Fund                       1,479,278             --         --
Principal LifeTime 2010 Fund                    7,485,578      4,167,446         --
Principal LifeTime 2020 Fund                    8,799,561      8,089,124         --
Principal LifeTime 2030 Fund                    4,544,049      8,046,034         --
Principal LifeTime 2040 Fund                    1,090,960      3,102,070         --
Principal LifeTime 2050 Fund                      182,799      1,485,915         --
Principal LifeTime Strategic Income Fund        5,619,338      1,954,072         --
Real Estate Securities Fund                     3,753,821     20,751,708    541,583
Short-Term Bond Fund                              219,188             --         --
SmallCap Blend Fund*                            2,006,268     14,846,401         --
SmallCap Growth Fund*                             492,856      1,515,460         --
SmallCap S&P 600 Index Fund                     2,948,969      4,010,732         --
SmallCap Value Fund                             7,022,713      2,185,407         --

* Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At April 30, 2006, the Funds had approximate net capital loss carryforwards as follows:

                                                           Net Capital Loss Carryforward Expiring In:
                                                                                                                          Annual
                                   2006     2007       2008        2009       2010        2011       2012      2013     Limitations*
                                   ----     ----       ----        ----       ----        ----       ----      ----    ------------
Bond & Mortgage Securities Fund     $-- $3,213,000 $4,778,000  $1,281,000        $--         $--        $--  $2,386,000     $902,000
Disciplined LargeCap Blend Fund      --         --         --   3,136,000         --          --         --          --    3,136,000
Diversified International Fund       --         --    661,000  20,633,000  9,711,000     743,000      1,000          --      963,000
Government & High Quality            --     84,000         --   1,636,000  2,118,000   3,143,000    524,000   1,535,000    2,167,000
  Bond Fund
High Yield Fund                      --         --         --          --         --          --         --     113,000           --
LargeCap Growth Fund                 --         -- 52,050,000  97,721,000  2,654,000  15,679,000         --          --      548,000
LargeCap S&P 500 Index Fund          --         --         --   1,245,000         --          --         --          --    1,245,000
MidCap Growth Fund                   --         --         --          --  1,300,000          --         --          --      247,000
Partners Global Equity               --         --         --          --         --          --         --     103,000           --
Partners LargeCap Blend Fund I       --         --         --          -- 17,073,000     265,000         --          --    1,067,000
Partners LargeCap Growth Fund I      --         --  3,739,000   7,931,000         --     115,000    296,000          --    2,763,000
Partners MidCap Growth Fund          --         --  2,735,000   5,808,000    311,000          --         --          --    1,811,000
Partners SmallCap Growth Fund I      --         --         --          --  9,639,000  10,924,000         --          --           --
Partners SmallCap Growth Fund II     --         --    918,000   1,435,000         --          --         --          --      306,000
Preferred Securities Fund            --         --         --          --         --          --  3,453,000     716,000           --
Short-Term Bond Fund             32,000    264,000    197,000     894,000         --   1,572,000  2,029,000   1,150,000      812,000
SmallCap Blend Fund                  --         --         --   1,649,000         --          --         --          --    1,649,000
SmallCap Growth Fund                 --         --         --          --  2,711,000          --         --          --      542,000
Ultra Short Bond Fund                --         --         --          --         --          --         --      48,000           --

* In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund's losses have been subjected to an annual limitation.

Schedule of Investments
April 30, 2006 (unaudited)
Bond & Mortgage Securities Fund
                                                                 Principal
                                                                   Amount                  Value
                                                                 ----------- ------- ------------------
BONDS (64.55%)
Advertising Agencies (0.03%)
Interpublic Group of Cos Inc
7.25%, 8/15/2011                                              $     500,000       $            463,750
                                                                                     ------------------

Advertising Services (0.03%)
Advanstar Communications Inc
10.75%, 8/15/2010                                                   500,000                    542,500
                                                                                     ------------------

Aerospace & Defense (0.02%)
Lockheed Martin Corp
7.65%, 5/ 1/2016                                                    250,000                    282,469
Northrop Grumman Corp
7.75%, 2/15/2031                                                    100,000                    117,884
                                                                                     ------------------
                                                                                               400,353
                                                                                     ------------------
Aerospace & Defense Equipment (0.09%)
GenCorp Inc
9.50%, 8/15/2013                                                    428,000                    462,240
Sequa Corp
9.00%, 8/ 1/2009                                                    600,000                    645,000
TransDigm Inc
8.38%, 7/15/2011                                                    350,000                    367,500
                                                                                     ------------------
                                                                                             1,474,740
                                                                                     ------------------
Agricultural Chemicals (0.06%)
IMC Global Inc
11.25%, 6/ 1/2011                                                 1,000,000                  1,057,500
                                                                                     ------------------

Agricultural Operations (0.70%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                 7,564,000                  7,345,340
5.88%, 5/15/2013                                                  3,640,000                  3,590,714
5.10%, 7/15/2015                                                  1,000,000                    920,554
                                                                                     ------------------
                                                                                            11,856,608
                                                                                     ------------------
Airlines (0.05%)
Southwest Airlines Co
5.10%, 5/ 1/2006                                                    180,943                    180,945
5.50%, 11/ 1/2006                                                   650,000                    650,866
                                                                                     ------------------
                                                                                               831,811
                                                                                     ------------------
Apparel Manufacturers (0.03%)
Phillips-Van Heusen
7.75%, 11/15/2023                                                   475,000                    498,750
                                                                                     ------------------

Asset Backed Securities (6.14%)
Ameriquest Mortgage Securities Inc
5.26%, 3/25/2035 (a)                                              1,177,657                  1,178,640
5.19%, 7/25/2035 (a)                                              1,750,000                  1,752,417
Asset Backed Funding Certificates
5.14%, 6/25/2035 (a)                                              5,500,000                  5,501,381
5.20%, 7/25/2035 (a)                                              3,575,000                  3,580,473
Bear Stearns Asset Backed Securities Inc
5.23%, 9/25/2035 (a)                                              8,075,000                  8,078,496

Carrington Mortgage Loan Trust
5.22%, 1/25/2035 (a)                                              1,575,000                  1,576,317
5.11%, 9/25/2035 (a)                                              2,399,268                  2,399,647
5.24%, 12/25/2035 (a)                                             6,172,000                  6,182,795
Chase Funding Mortgage Loan Asset-Backed
5.25%, 9/25/2033 (a)                                                681,826                    683,566
5.46%, 9/25/2033 (a)                                              1,215,000                  1,218,588
5.19%, 12/25/2033 (a)                                               235,556                    235,839
Citigroup Mortgage Loan Trust Inc
5.06%, 7/25/2035 (a)                                              1,705,229                  1,705,294
CNH Wholesale Master Note Trust
5.30%, 6/15/2011 (a)                                                650,000                    650,484
Countrywide Asset-Backed Certificates
5.28%, 8/25/2032 (a)                                              2,897,538                  2,899,847
5.33%, 10/25/2032 (a)                                               658,061                    658,860
5.24%, 9/25/2033 (a)                                              1,269,660                  1,270,497
5.48%, 6/25/2035 (a)                                              2,800,000                  2,817,038
5.62%, 12/25/2035 (a)                                             2,600,000                  2,615,587
Countrywide Home Equity Loan Trust
5.13%, 12/15/2035 (a)                                             3,353,730                  3,354,512
GMAC Mortgage Corp Loan Trust
5.02%, 8/25/2035 (a)                                              4,800,000                  4,800,950
5.14%, 8/25/2035 (a)                                              2,225,000                  2,224,878
Long Beach Mortgage Loan Trust
5.49%, 6/25/2034 (a)                                                450,000                    450,864
5.46%, 2/25/2035 (a)                                              3,000,000                  3,019,131
5.14%, 4/25/2035 (a)                                              4,300,000                  4,301,501
5.07%, 7/25/2035 (a)                                              2,000,649                  2,000,941
Merrill Lynch Mortgage Investors Inc
5.52%, 1/25/2035 (a)                                              1,800,000                  1,803,159
5.14%, 4/25/2036 (a)                                              3,500,000                  3,501,092
5.19%, 7/25/2036 (a)                                              4,019,356                  4,019,983
Morgan Stanley ABS Capital I
5.22%, 7/25/2035 (a)                                              1,800,000                  1,803,548
MSDWCC Heloc Trust
5.15%, 7/25/2017 (a)                                              1,574,795                  1,575,392
Nomura Asset Acceptance Corp
5.19%, 6/25/2035 (a)                                              1,336,540                  1,336,782
Ownit Mortgage Loan Asset Backed Certificates
5.26%, 8/25/2036 (a)                                              3,542,362                  3,543,588
Popular ABS Mortgage Pass-Through Trust
5.22%, 11/25/2035 (a)                                             3,355,000                  3,359,455
Residential Asset Mortgage Products Inc
5.19%, 12/25/2034 (a)                                             1,525,000                  1,526,519
5.23%, 7/25/2035 (a)                                              3,000,000                  3,005,721
Residential Asset Securities Corp
3.28%, 8/25/2029                                                    330,754                    328,911
SACO I Inc
5.23%, 4/25/2035 (a)                                              1,625,477                  1,625,598
Saxon Asset Securities Trust
5.30%, 12/26/2034 (a)                                             4,034,057                  4,041,153
5.18%, 3/25/2035 (a)                                              2,825,000                  2,826,949
5.48%, 3/25/2035 (a)                                              2,500,000                  2,506,490
Securitized Asset Backed Receivables LLC
5.19%, 3/25/2035 (a)                                              2,135,000                  2,136,217
                                                                                     ------------------
                                                                                           104,099,100
                                                                                     ------------------
Auto - Car & Light Trucks (0.42%)
DaimlerChrysler NA Holding Corp
5.72%, 8/ 8/2006 (a)                                              1,900,000                  1,903,895

DaimlerChrysler NA Holding Corp (continued)
5.36%, 9/10/2007 (a)                                              1,200,000                  1,203,309
4.75%, 1/15/2008                                                     75,000                     74,013
5.33%, 3/13/2009 (a)(b)                                           2,000,000                  2,000,594
4.88%, 6/15/2010                                                  2,000,000                  1,930,148
                                                                                     ------------------
                                                                                             7,111,959
                                                                                     ------------------
Auto/Truck Parts & Equipment - Original (0.14%)
ArvinMeritor Inc
8.75%, 3/ 1/2012 (b)                                                375,000                    384,844
Stanadyne Corp
10.00%, 8/15/2014                                                   375,000                    345,000
Tenneco Inc
10.25%, 7/15/2013                                                   500,000                    553,750
TRW Automotive Inc
9.38%, 2/15/2013                                                    600,000                    645,000
United Components Inc
9.38%, 6/15/2013                                                    500,000                    490,000
                                                                                     ------------------
                                                                                             2,418,594
                                                                                     ------------------
Automobile Sequential (0.44%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                                 2,000,000                  1,944,968
5.28%, 6/15/2010 (a)                                              1,070,000                  1,075,711
Carss Finance LP
5.18%, 1/15/2011 (a)(c)                                           2,822,380                  2,825,216
M&I Auto Loan Trust
3.04%, 10/20/2008                                                    98,965                     98,495
WFS Financial Owner Trust
4.50%, 5/17/2013                                                  1,600,000                  1,559,962
                                                                                     ------------------
                                                                                             7,504,352
                                                                                     ------------------
Beverages - Non-alcoholic (0.05%)
Bottling Group LLC
4.63%, 11/15/2012                                                   110,000                    103,986
Coca-Cola HBC Finance BV
5.13%, 9/17/2013                                                    345,000                    330,744
Cott Beverages USA Inc
8.00%, 12/15/2011                                                   350,000                    356,125
                                                                                     ------------------
                                                                                               790,855
                                                                                     ------------------
Beverages - Wine & Spirits (0.25%)
Diageo Capital PLC
5.17%, 4/20/2007 (a)                                              1,800,000                  1,801,420
Diageo Finance BV
5.50%, 4/ 1/2013                                                  2,500,000                  2,459,748
                                                                                     ------------------
                                                                                             4,261,168
                                                                                     ------------------
Brewery (0.29%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                                1,175,000                  1,407,062
8.75%, 9/15/2013                                                    685,000                    779,188
Coors Brewing Co
6.38%, 5/15/2012                                                    650,000                    666,411
FBG Finance Ltd
5.13%, 6/15/2015 (c)                                              2,250,000                  2,077,553
                                                                                     ------------------
                                                                                             4,930,214
                                                                                     ------------------
Broadcasting Services & Programming (0.02%)
Grupo Televisa SA
8.50%, 3/11/2032                                                    260,000                    296,400
                                                                                     ------------------


Building - Residential & Commercial (0.10%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                                    800,000                    833,000
DR Horton Inc
8.50%, 4/15/2012                                                    500,000                    530,213
KB Home
7.75%, 2/ 1/2010                                                    340,000                    350,316
                                                                                     ------------------
                                                                                             1,713,529
                                                                                     ------------------
Building & Construction - Miscellaneous (0.02%)
Dycom Industries Inc
8.13%, 10/15/2015                                                   400,000                    412,000
                                                                                     ------------------

Building & Construction Products -
Miscellaneous (0.24%)
CRH America Inc
6.95%, 3/15/2012                                                  1,525,000                  1,605,788
5.30%, 10/15/2013                                                   135,000                    129,406
6.40%, 10/15/2033                                                   345,000                    336,288
Interline Brands Inc
11.50%, 5/15/2011                                                   600,000                    666,000
Masco Corp
5.12%, 3/ 9/2007 (a)(c)                                           1,400,000                  1,400,780
                                                                                     ------------------
                                                                                             4,138,262
                                                                                     ------------------
Building Products - Air & Heating (0.01%)
York International Corp
6.63%, 8/15/2006                                                    235,000                    235,587
                                                                                     ------------------

Building Products - Wood (0.01%)
Ainsworth Lumber Co Ltd
6.75%, 3/15/2014                                                    175,000                    149,188
                                                                                     ------------------

Cable TV (0.70%)
Cablevision Systems Corp
9.62%, 4/ 1/2009 (a)(b)                                             200,000                    211,500
Charter Communications Operating LLC/Charter
Communications Operating Capital
8.38%, 4/30/2014 (c)                                                650,000                    653,250
Comcast Cable Communications
8.38%, 5/ 1/2007                                                    500,000                    514,408
Comcast Corp
5.90%, 3/15/2016                                                  1,550,000                  1,511,579
7.05%, 3/15/2033                                                  2,400,000                  2,453,849
COX Communications Inc
4.63%, 1/15/2010                                                    805,000                    773,649
6.75%, 3/15/2011                                                    305,000                    314,502
7.13%, 10/ 1/2012                                                   450,000                    472,370
4.63%, 6/ 1/2013                                                  1,000,000                    908,810
5.50%, 10/ 1/2015                                                   165,000                    154,390
CSC Holdings Inc
7.25%, 7/15/2008                                                    350,000                    353,938
10.50%, 5/15/2016 (b)                                             1,325,000                  1,397,875
Echostar DBS Corp
6.63%, 10/ 1/2014                                                 1,675,000                  1,614,281
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (b)(c)                                            450,000                    486,000
                                                                                     ------------------
                                                                                            11,820,401
                                                                                     ------------------
Casino Hotels (0.45%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                                  1,060,000                  1,047,531
5.63%, 6/ 1/2015                                                    860,000                    816,294

Harrah's Operating Co Inc (continued)
5.75%, 10/ 1/2017                                                 1,290,000                  1,208,855
Mandalay Resort Group
10.25%, 8/ 1/2007                                                 1,020,000                  1,068,450
MGM Mirage
6.75%, 4/ 1/2013 (c)                                              3,050,000                  3,004,250
Turning Stone Casino Resort Enterprise
9.13%, 12/15/2010 (c)                                               400,000                    416,000
                                                                                     ------------------
                                                                                             7,561,380
                                                                                     ------------------
Cellular Telecommunications (0.96%)
America Movil SA de CV
5.74%, 4/27/2007 (a)                                              1,700,000                  1,703,400
6.38%, 3/ 1/2035                                                  1,025,000                    939,465
Dobson Cellular Systems
9.43%, 11/ 1/2011 (a)                                               400,000                    414,000
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                                  1,545,000                  1,729,754
8.75%, 3/ 1/2031                                                    525,000                    659,926
Nextel Communications Inc
5.95%, 3/15/2014                                                  2,875,000                  2,827,200
Rogers Wireless Inc
8.03%, 12/15/2010 (a)                                             3,000,000                  3,090,000
7.25%, 12/15/2012                                                 1,000,000                  1,036,250
Rural Cellular Corp
8.25%, 3/15/2012                                                    500,000                    525,000
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                                 1,395,000                  1,395,706
Vodafone Group PLC
5.26%, 6/15/2011 (a)                                              1,930,000                  1,929,790
                                                                                     ------------------
                                                                                            16,250,491
                                                                                     ------------------
Chemicals - Diversified (0.33%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                    240,000                    239,855
Equistar Chemicals LP/Equistar Funding
10.63%, 5/ 1/2011                                                 1,915,000                  2,087,350
ICI Wilmington Inc
5.63%, 12/ 1/2013                                                   875,000                    846,554
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(c)                                             400,000                    380,000
Lyondell Chemical Co
9.50%, 12/15/2008                                                 2,022,000                  2,107,935
                                                                                     ------------------
                                                                                             5,661,694
                                                                                     ------------------
Chemicals - Specialty (0.15%)
Chemtura Corp
6.88%, 6/ 1/2016                                                    840,000                    837,583
Hercules Inc
6.75%, 10/15/2029                                                   400,000                    386,500
Nalco Co
8.88%, 11/15/2013 (b)                                               425,000                    438,812
OM Group Inc
9.25%, 12/15/2011                                                   400,000                    413,000
Rhodia SA
7.63%, 6/ 1/2010 (b)                                                475,000                    480,938
                                                                                     ------------------
                                                                                             2,556,833
                                                                                     ------------------
Coal (0.05%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
10.00%, 6/ 1/2012                                                   250,000                    273,750

Massey Energy Co
6.88%, 12/15/2013 (b)(c)                                            600,000                    577,500
                                                                                     ------------------
                                                                                               851,250
                                                                                     ------------------
Coatings & Paint (0.05%)
Resolution Performance Products LLC/RPP
8.00%, 12/15/2009                                                   400,000                    421,000
Valspar Corp
6.00%, 5/ 1/2007                                                    465,000                    464,892
                                                                                     ------------------
                                                                                               885,892
                                                                                     ------------------
Commercial Banks (0.92%)
American Express Centurion Bank
5.00%, 7/19/2007 (a)                                              2,000,000                  2,002,354
BOI Capital Funding No 2 LP
5.57%, 8/ 1/2016 (a)(c)                                           1,345,000                  1,266,948
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)                                              1,700,000                  1,657,452
Glitnir Banki HF
5.23%, 10/15/2008 (a)(b)(c)                                       1,500,000                  1,489,964
4.75%, 10/15/2010 (c)                                             1,700,000                  1,622,358
HSBC Holdings PLC
5.25%, 12/12/2012                                                   100,000                     97,317
KeyBank NA
4.74%, 8/ 8/2007 (a)                                                750,000                    750,103
4.84%, 11/ 3/2009 (a)                                             2,000,000                  2,003,462
Royal Bank of Scotland Group PLC
5.00%, 10/ 1/2014                                                   220,000                    208,525
Union Planters Bank NA
5.13%, 6/15/2007                                                    310,000                    308,431
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (c)                                                325,000                    297,830
US Bank NA
6.38%, 8/ 1/2011                                                    275,000                    285,199
VTB Capital SA for Vneshtorgbank
5.68%, 9/21/2007 (a)(c)                                           1,410,000                  1,411,058
Wachovia Bank NA/Charlotte
7.80%, 8/18/2010                                                    385,000                    417,362
Woori Bank
6.13%, 5/ 3/2016 (a)(c)(d)                                        1,700,000                  1,705,066
                                                                                     ------------------
                                                                                            15,523,429
                                                                                     ------------------
Commercial Services (0.09%)
Iron Mountain Inc
8.25%, 7/ 1/2011                                                  1,175,000                  1,189,687
6.63%, 1/ 1/2016                                                    325,000                    306,313
                                                                                     ------------------
                                                                                             1,496,000
                                                                                     ------------------
Commercial Services - Finance (0.02%)
Cardtronics Inc
9.25%, 8/15/2013 (c)                                                425,000                    421,812
                                                                                     ------------------

Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013 (c)                                                425,000                    453,687
                                                                                     ------------------

Computers - Integrated Systems (0.01%)
NCR Corp
7.13%, 6/15/2009                                                    100,000                    102,864
                                                                                     ------------------


Computers  -Memory Devices (0.09%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                                  1,500,000                  1,545,000
                                                                                     ------------------

Consumer Products - Miscellaneous (0.28%)
Blyth Inc
5.50%, 11/ 1/2013                                                   400,000                    338,000
Fortune Brands Inc
5.13%, 1/15/2011                                                  2,880,000                  2,811,137
5.38%, 1/15/2016                                                  1,450,000                  1,372,715
5.88%, 1/15/2036 (b)                                                175,000                    157,922
                                                                                     ------------------
                                                                                             4,679,774
                                                                                     ------------------
Containers - Metal & Glass (0.14%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009 (b)                                              1,500,000                  1,560,000
8.75%, 11/15/2012                                                   750,000                    800,625
                                                                                     ------------------
                                                                                             2,360,625
                                                                                     ------------------
Containers - Paper & Plastic (0.07%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                                    500,000                    500,000
Plastipak Holdings Inc
8.50%, 12/15/2015 (b)(c)                                            375,000                    378,750
Smurfit-Stone Container Enterprises Inc
8.38%, 7/ 1/2012                                                    300,000                    292,500
                                                                                     ------------------
                                                                                             1,171,250
                                                                                     ------------------
Credit Card Asset Backed Securities (2.08%)
American Express Credit Account Master Trust
5.15%, 9/15/2011 (a)                                                600,000                    602,421
Bank One Issuance Trust
3.59%, 5/17/2010                                                  1,000,000                    977,901
5.22%, 3/15/2012 (a)                                              3,550,000                  3,572,077
Capital One Multi-Asset Execution Trust
5.12%, 12/15/2009 (a)                                             1,690,000                  1,690,825
Chase Credit Card Master Trust
5.10%, 5/15/2009 (a)                                              2,250,000                  2,249,845
5.25%, 10/15/2010 (a)                                             1,550,000                  1,558,097
5.23%, 1/17/2011 (a)                                              3,100,000                  3,116,489
5.25%, 2/15/2011 (a)                                              2,500,000                  2,517,403
Citibank Credit Card Issuance Trust
5.29%, 6/25/2009 (a)                                              3,250,000                  3,257,764
5.14%, 5/20/2011 (a)                                              2,300,000                  2,307,052
Citibank Credit Card Master Trust I
5.17%, 3/10/2011 (a)                                              1,875,000                  1,884,369
Discover Card Master Trust I
5.75%, 12/15/2008                                                 1,000,000                  1,001,071
First USA Credit Card Master Trust
5.26%, 4/18/2011 (a)                                              3,650,000                  3,672,214
GE Capital Credit Card Master Note Trust
5.20%, 6/15/2010 (a)                                              2,000,000                  2,004,192
MBNA Credit Card Master Note Trust
5.28%, 10/15/2009 (a)                                             1,600,000                  1,604,672
Providian Master Note Trust
5.10%, 11/15/2012 (c)                                             3,350,000                  3,316,990
                                                                                     ------------------
                                                                                            35,333,382
                                                                                     ------------------
Cruise Lines (0.15%)
Royal Caribbean Cruises Ltd
7.25%, 8/15/2006                                                    950,000                    953,895

Royal Caribbean Cruises Ltd (continued)
7.00%, 10/15/2007                                                 1,500,000                  1,525,041
                                                                                     ------------------
                                                                                             2,478,936
                                                                                     ------------------
Data Processing & Management (0.09%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                  1,350,000                  1,336,304
Fidelity National Information Services
4.75%, 9/15/2008                                                    225,000                    207,287
                                                                                     ------------------
                                                                                             1,543,591

                                                                                     ------------------
Dialysis Centers (0.02%)
DaVita Inc
7.25%, 3/15/2015 (b)                                                400,000                    400,000
                                                                                     ------------------

Diversified Financial Services (0.07%)
General Electric Capital Corp
4.63%, 9/15/2009 (b)                                                285,000                    278,582
4.25%, 12/ 1/2010                                                   735,000                    699,015
6.75%, 3/15/2032                                                    125,000                    134,979
                                                                                     ------------------
                                                                                             1,112,576

                                                                                     ------------------
Diversified Manufacturing Operations (0.23%)
General Electric Co
5.00%, 2/ 1/2013                                                    840,000                    812,126
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                                    400,000                    428,500
JB Poindexter & Co Inc
8.75%, 3/15/2014                                                    400,000                    325,000
Tyco International Group SA
6.38%, 10/15/2011                                                 1,770,000                  1,820,289
6.88%, 1/15/2029                                                    500,000                    514,206
                                                                                     ------------------
                                                                                             3,900,121
                                                                                     ------------------
Diversified Minerals (0.18%)
Teck Cominco Ltd
6.13%, 10/ 1/2035                                                 1,250,000                  1,151,337
Vale Overseas Ltd
6.25%, 1/11/2016                                                  2,000,000                  1,965,000
                                                                                     ------------------
                                                                                             3,116,337
                                                                                     ------------------
Diversified Operations (0.04%)
Noble Group Ltd
6.63%, 3/17/2015 (b)(c)                                             850,000                    750,577
                                                                                     ------------------

Diversified Operations & Commercial
Services (0.02%)
Chemed Corp
8.75%, 2/24/2011                                                    350,000                    371,000
                                                                                     ------------------

E-Commerce - Products (0.01%)
FTD Inc
7.75%, 2/15/2014                                                    225,000                    221,906
                                                                                     ------------------

Electric - Distribution (0.08%)
Detroit Edison Co
5.70%, 10/ 1/2037                                                 1,495,000                  1,354,921
                                                                                     ------------------

Electric - Generation (0.20%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                1,954,650                  2,115,909
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (c)                                                280,000                    268,931

Tenaska Oklahoma
6.53%, 12/30/2014 (c)                                               465,034                    447,265
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)                                                500,706                    492,034
                                                                                     ------------------
                                                                                             3,324,139
                                                                                     ------------------
Electric - Integrated (3.12%)
Alabama Power Co
4.99%, 8/25/2009 (a)                                              1,000,000                  1,003,012
AmerenUE
5.40%, 2/ 1/2016                                                  1,605,000                  1,547,275
5.10%, 10/ 1/2019                                                 1,560,000                  1,418,549
Appalachian Power Co
5.29%, 6/29/2007 (a)                                              2,500,000                  2,505,993
Arizona Public Service Co
6.50%, 3/ 1/2012                                                  2,640,000                  2,686,717
5.80%, 6/30/2014                                                    555,000                    539,552
Carolina Power & Light Co
6.65%, 4/ 1/2008                                                    200,000                    203,997
6.50%, 7/15/2012                                                    200,000                    206,458
5.25%, 12/15/2015                                                   935,000                    890,881
Centerpoint Energy Inc
5.88%, 6/ 1/2008                                                    355,000                    356,664
Cincinnati Gas & Electric
5.40%, 6/15/2033                                                    145,000                    124,535
Commonwealth Edison Co
5.90%, 3/15/2036                                                    915,000                    850,318
Consumers Energy Co
4.25%, 4/15/2008                                                    140,000                    136,575
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (a)                                               600,000                    576,233
Dominion Resources Inc/VA
5.05%, 5/15/2006 (a)                                              2,345,000                  2,344,850
5.26%, 9/28/2007 (a)                                              1,440,000                  1,441,054
5.69%, 5/15/2008                                                  2,150,000                  2,154,369
8.13%, 6/15/2010                                                  1,075,000                  1,164,365
5.95%, 6/15/2035                                                    855,000                    778,831
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                                  1,500,000                  1,414,550
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                                    345,000                    330,377
5.61%, 12/ 8/2008 (a)(c)                                          1,465,000                  1,465,842
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                   350,000                    345,168
Exelon Corp
4.45%, 6/15/2010                                                    575,000                    550,303
6.75%, 5/ 1/2011                                                    355,000                    370,503
FirstEnergy Corp
5.50%, 11/15/2006 (b)                                               400,000                    399,970
6.45%, 11/15/2011                                                 1,705,000                  1,758,235
Florida Power & Light Co
5.40%, 9/ 1/2035                                                  1,520,000                  1,355,516
Georgia Power Co
4.93%, 2/17/2009 (a)                                              2,650,000                  2,658,414
Indianapolis Power & Light
7.38%, 8/ 1/2007                                                    620,000                    631,631
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                                   380,000                    375,881
3.50%, 5/15/2008                                                    975,000                    937,771

Nevada Power Co
6.65%, 4/ 1/2036 (c)                                              1,600,000                  1,542,672
Nisource Finance Corp
3.20%, 11/ 1/2006                                                   565,000                    558,896
Northeast Utilities
3.30%, 6/ 1/2008                                                    460,000                    438,820
Northern States Power-Minnesota
5.25%, 7/15/2035                                                    770,000                    672,247
Ohio Power Co
4.85%, 1/15/2014                                                    510,000                    474,538
PPL Energy Supply LLC
6.40%, 11/ 1/2011                                                    50,000                     51,413
5.40%, 8/15/2014                                                    735,000                    703,743
PSEG Power LLC
3.75%, 4/ 1/2009                                                  2,750,000                  2,616,454
6.95%, 6/ 1/2012                                                  1,685,000                  1,768,119
Puget Energy Inc
3.36%, 6/ 1/2008                                                    350,000                    335,470
Southern California Edison Co
5.00%, 1/15/2016                                                    980,000                    919,674
5.35%, 7/15/2035                                                  1,680,000                  1,470,931
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                                  3,175,000                  3,239,151
7.25%, 1/15/2033                                                    115,000                    124,844
TXU Energy Co LLC
6.13%, 3/15/2008                                                  2,805,000                  2,825,101
Virginia Electric & Power
5.40%, 1/15/2016                                                  1,400,000                  1,335,897
Virginia Electric and Power Co
4.50%, 12/15/2010                                                   325,000                    309,699
                                                                                     ------------------
                                                                                            52,912,058
                                                                                     ------------------
Electronic Components - Miscellaneous (0.13%)
Celestica Inc
7.88%, 7/ 1/2011 (b)                                                350,000                    356,125
7.63%, 7/ 1/2013                                                    100,000                    100,000
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                                    500,000                    513,750
Flextronics International Ltd
6.50%, 5/15/2013                                                    500,000                    492,500
Solectron Corp
7.97%, 11/15/2006                                                   700,000                    707,000
                                                                                     ------------------
                                                                                             2,169,375
                                                                                     ------------------
Electronic Components - Semiconductors (0.13%)
Amkor Technology Inc
9.25%, 2/15/2008 (b)                                                350,000                    369,250
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                  1,520,000                  1,504,892
STATS ChipPAC Ltd
6.75%, 11/15/2011                                                   375,000                    366,563
                                                                                     ------------------
                                                                                             2,240,705
                                                                                     ------------------
Electronic Connectors (0.08%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                  1,330,000                  1,356,628
                                                                                     ------------------

Electronics - Military (0.02%)
L-3 Communications Corp
5.88%, 1/15/2015                                                    400,000                    376,000
                                                                                     ------------------


Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                                    740,000                    718,040
                                                                                     ------------------

Federal & Federally Sponsored Credit (0.01%)
Federal Farm Credit Bank
7.25%, 6/12/2007                                                    180,000                    183,958
                                                                                     ------------------

Finance - Auto Loans (0.21%)
Ford Motor Credit Co
6.50%, 1/25/2007                                                    905,000                    899,398
6.63%, 6/16/2008                                                    175,000                    164,420
5.63%, 10/ 1/2008                                                   175,000                    159,292
9.47%, 4/15/2012 (a)(b)                                             225,000                    225,249
General Motors Acceptance Corp
6.88%, 9/15/2011                                                  1,050,000                    983,640
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (c)                                              1,150,000                  1,104,176
                                                                                     ------------------
                                                                                             3,536,175
                                                                                     ------------------
Finance - Commercial (0.52%)
Caterpillar Financial Services Corp
5.12%, 7/27/2007 (a)                                              3,000,000                  3,000,468
5.05%, 12/ 1/2010                                                 1,375,000                  1,349,876
CIT Group Inc
4.95%, 2/15/2007 (a)                                                875,000                    876,452
Textron Financial Corp
4.96%, 8/29/2006 (a)                                              1,500,000                  1,500,637
5.36%, 10/ 6/2006 (a)                                             2,000,000                  2,004,062
                                                                                     ------------------
                                                                                             8,731,495
                                                                                     ------------------
Finance - Consumer Loans (0.81%)
HSBC Finance Capital Trust IX
5.91%, 11/30/2035                                                   650,000                    627,962
HSBC Finance Corp
5.75%, 1/30/2007                                                    700,000                    702,535
4.63%, 1/15/2008 (b)                                                100,000                     98,860
4.13%, 12/15/2008                                                   900,000                    873,489
4.13%, 11/16/2009 (e)                                             1,750,000                  1,675,697
5.03%, 11/16/2009 (a)                                             3,275,000                  3,296,972
6.38%, 10/15/2011                                                   110,000                    113,757
7.00%, 5/15/2012                                                  2,095,000                  2,228,946
4.75%, 7/15/2013                                                    615,000                    576,223
SLM Corp
5.24%, 7/27/2009 (a)                                              3,500,000                  3,501,284
                                                                                     ------------------
                                                                                            13,695,725
                                                                                     ------------------
Finance - Credit Card (0.30%)
Capital One Bank
5.00%, 6/15/2009                                                  2,165,000                  2,135,372
5.13%, 2/15/2014                                                    425,000                    405,606
Capital One Financial Corp
4.80%, 2/21/2012                                                    735,000                    698,479
MBNA Corp
5.14%, 5/ 5/2008 (a)                                              1,875,000                  1,889,843
                                                                                     ------------------
                                                                                             5,129,300
                                                                                     ------------------
Finance - Investment Banker & Broker (2.68%)
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                                   790,000                    754,535
Citigroup Inc
4.92%, 5/18/2010 (a)(b)                                           5,550,000                  5,562,920
Citigroup Inc (continued)
5.00%, 9/15/2014                                                    415,000                    393,050
5.30%, 1/ 7/2016                                                  1,400,000                  1,347,273
6.63%, 6/15/2032                                                    470,000                    488,172
5.88%, 2/22/2033                                                    250,000                    235,385
Credit Suisse USA Inc
5.31%, 1/15/2010 (a)                                              1,500,000                  1,504,703
E*Trade Financial Corp
8.00%, 6/15/2011                                                    500,000                    516,250
Goldman Sachs Group Inc
3.88%, 1/15/2009                                                    790,000                    761,543
6.65%, 5/15/2009                                                     75,000                     77,616
5.42%, 7/23/2009 (a)                                              2,000,000                  2,013,360
5.02%, 3/ 2/2010 (a)                                              1,500,000                  1,500,867
5.25%, 10/15/2013                                                 2,500,000                  2,414,078
5.15%, 1/15/2014                                                    305,000                    291,212
6.45%, 5/ 1/2036                                                  2,500,000                  2,470,360
Jefferies Group Inc
6.25%, 1/15/2036                                                  1,290,000                  1,178,519
JPMorgan Chase & Co
5.05%, 3/ 9/2009 (a)                                              2,000,000                  2,005,724
6.75%, 2/ 1/2011                                                    175,000                    183,133
4.75%, 3/ 1/2015                                                  2,135,000                  1,983,048
5.25%, 5/ 1/2015                                                  3,765,000                  3,596,038
Lehman Brothers Holdings Inc
4.97%, 11/10/2009 (a)                                             3,000,000                  3,012,573
Merrill Lynch & Co Inc
4.96%, 2/ 6/2009 (a)                                              2,275,000                  2,284,523
4.93%, 2/ 5/2010 (a)                                              1,500,000                  1,504,366
Morgan Stanley
5.18%, 1/12/2007 (a)                                              1,100,000                  1,100,875
5.35%, 1/15/2010 (a)                                              3,925,000                  3,940,292
6.75%, 4/15/2011                                                    640,000                    671,002
5.30%, 3/ 1/2013                                                    455,000                    443,640
4.75%, 4/ 1/2014                                                  3,465,000                  3,204,477
                                                                                     ------------------
                                                                                            45,439,534
                                                                                     ------------------
Finance - Leasing Company (0.13%)
Boeing Capital Corp
5.65%, 5/15/2006                                                    200,000                    200,056
International Lease Finance Corp
5.47%, 1/15/2010 (a)                                              2,000,000                  2,010,256
                                                                                     ------------------
                                                                                             2,210,312
                                                                                     ------------------
Finance - Mortgage Loan/Banker (4.06%)
Countrywide Financial Corp
5.20%, 12/19/2008 (a)                                             1,665,000                  1,667,298
Countrywide Home Loans Inc
5.30%, 6/ 2/2006 (a)                                                775,000                    775,066
5.50%, 2/ 1/2007                                                    255,000                    255,166
5.00%, 11/16/2007 (a)                                               750,000                    751,614
4.25%, 12/19/2007                                                   240,000                    235,663
Fannie Mae
3.70%, 11/ 1/2007                                                 1,870,000                  1,829,251
2.88%, 5/19/2008                                                    825,000                    788,565
3.88%, 11/17/2008                                                 1,275,000                  1,234,899
5.25%, 1/15/2009 (b)                                                350,000                    350,845
7.25%, 1/15/2010                                                    250,000                    267,029
6.00%, 5/15/2011                                                     75,000                     77,323
4.75%, 2/21/2013                                                  1,350,000                  1,306,576
5.26%, 2/25/2018 (a)                                              1,339,506                  1,343,186

Fannie Mae (continued)
5.21%, 11/25/2022 (a)                                             1,628,280                  1,633,753
5.16%, 1/25/2023 (a)                                              2,070,353                  2,074,160
6.25%, 5/15/2029                                                  1,000,000                  1,087,814
7.25%, 5/15/2030                                                  4,400,000                  5,379,383
5.26%, 2/25/2032 (a)                                              3,312,595                  3,321,466
5.21%, 3/25/2035 (a)                                              1,369,295                  1,369,373
Fannie Mae Whole Loan
5.16%, 5/25/2035 (a)                                              2,896,483                  2,903,591
Freddie Mac
2.65%, 5/30/2008                                                  2,025,000                  1,926,798
4.75%, 5/ 6/2013                                                  1,150,000                  1,092,215
4.63%, 5/28/2013                                                    925,000                    868,190
4.50%, 7/15/2013                                                 13,250,000                 12,605,745
5.20%, 6/15/2018 (a)                                              1,652,445                  1,657,255
5.35%, 6/15/2023 (a)                                              1,912,394                  1,930,917
5.25%, 2/15/2030 (a)                                              1,336,124                  1,340,920
5.25%, 5/15/2030 (a)                                              1,078,246                  1,080,658
6.75%, 3/15/2031                                                  1,303,000                  1,508,061
6.25%, 7/15/2032 (b)                                              7,550,000                  8,252,490
Residential Capital Corp
6.33%, 6/29/2007 (a)                                              2,025,000                  2,033,957
6.90%, 4/17/2009 (a)(c)                                             400,000                    399,758
6.00%, 2/22/2011 (b)                                              4,100,000                  4,016,098
6.50%, 4/17/2013                                                    910,000                    906,995
Thornburg Mortgage Inc
8.00%, 5/15/2013                                                    475,000                    471,437
                                                                                     ------------------
                                                                                            68,743,515
                                                                                     ------------------
Finance - Other Services (0.13%)
American Real Estate Partners LP/American
Real Estate Finance Corp
7.13%, 2/15/2013                                                    250,000                    248,125
Athena Neurosciences Finance LLC
7.25%, 2/21/2008 (b)                                                425,000                    422,344
PCCW HKT Capital Ltd
5.25%, 7/20/2015 (c)                                              1,750,000                  1,605,752
                                                                                     ------------------
                                                                                             2,276,221
                                                                                     ------------------
Food - Meat Products (0.05%)
Tyson Foods Inc
6.60%, 4/ 1/2016                                                    930,000                    912,320
                                                                                     ------------------

Food - Miscellaneous/Diversified (0.15%)
Corn Products International Inc
8.45%, 8/15/2009                                                    470,000                    506,511
HJ Heinz Co
6.43%, 12/ 1/2008 (a)(c)                                            500,000                    508,095
Kraft Foods Inc
4.63%, 11/ 1/2006                                                 1,525,000                  1,519,862
                                                                                     ------------------
                                                                                             2,534,468
                                                                                     ------------------
Food - Retail (0.32%)
Delhaize America Inc
8.13%, 4/15/2011                                                    810,000                    873,341
Safeway Inc
7.00%, 9/15/2007                                                    315,000                    320,959
5.31%, 3/27/2009 (a)                                              1,950,000                  1,949,436
5.80%, 8/15/2012                                                  2,300,000                  2,274,909
                                                                                     ------------------
                                                                                             5,418,645
                                                                                     ------------------

Food - Wholesale & Distribution (0.01%)
Sysco International Co
6.10%, 6/ 1/2012                                                    100,000                    102,057
                                                                                     ------------------

Gas - Distribution (0.04%)
Sempra Energy
4.75%, 5/15/2009                                                    675,000                    660,485
                                                                                     ------------------

Home Equity - Other (6.88%)
AAA Trust
5.26%, 2/27/2035 (a)(c)                                           1,500,000                  1,503,627
ACE Securities Corp
5.19%, 3/25/2035 (a)                                              1,050,000                  1,050,947
5.17%, 5/25/2035 (a)                                              1,115,000                  1,116,548
5.07%, 7/25/2035 (a)                                              3,119,406                  3,119,650
5.17%, 8/25/2035 (a)                                              6,050,000                  6,052,232
5.17%, 9/25/2035 (a)                                              4,875,000                  4,876,185
5.16%, 10/25/2035 (a)                                             5,100,000                  5,101,851
Asset Backed Funding Certificates
5.22%, 2/25/2035 (a)                                              1,181,450                  1,181,899
Bear Stearns Asset Backed Securities Inc
5.56%, 3/25/2034 (a)                                              1,515,000                  1,514,917
5.20%, 2/25/2035 (a)                                              3,125,000                  3,126,806
CDC Mortgage Capital Trust
5.53%, 6/25/2034 (a)                                                700,000                    703,368
First NLC Trust
5.19%, 5/25/2035 (a)                                              5,604,459                  5,606,101
5.29%, 5/25/2035 (a)                                              1,432,450                  1,431,391
5.19%, 12/25/2035 (a)                                             6,600,000                  6,602,508
First-Citizens Home Equity Loan LLC
5.11%, 9/15/2022 (a)(c)                                           2,176,463                  2,169,409
Indymac Residential Asset Backed Trust
5.20%, 8/25/2035 (a)                                              3,500,000                  3,505,103
IXIS Real Estate Capital Trust
5.20%, 12/25/2035 (a)                                             2,375,000                  2,378,472
JP Morgan Mortgage Acquisition Corp
5.22%, 7/25/2035 (a)                                              6,200,000                  6,213,169
Master Asset Backed Securities Trust
5.19%, 12/25/2034 (a)                                             2,199,545                  2,201,096
Merrill Lynch Mortgage Investors Inc
5.16%, 2/25/2036 (a)                                              2,700,000                  2,701,480
Morgan Stanley ABS Capital I
5.18%, 12/25/2034 (a)                                             4,179,421                  4,183,801
5.83%, 12/25/2034 (a)                                             1,500,000                  1,511,952
5.06%, 7/25/2035 (a)                                              1,649,312                  1,649,599
5.21%, 9/25/2035 (a)                                              5,500,000                  5,507,969
Morgan Stanley Home Equity Loans
5.07%, 8/25/2035 (a)                                              3,558,688                  3,559,342
New Century Home Equity Loan Trust
5.68%, 1/25/2034 (a)                                              1,500,000                  1,512,225
5.25%, 3/25/2035 (a)                                              1,798,692                  1,800,510
Nomura Home Equity Loan Inc
5.08%, 5/25/2035 (a)                                              2,599,463                  2,600,071
5.18%, 5/25/2035 (a)                                              2,000,000                  2,003,232
Option One Mortgage Loan Trust
5.49%, 5/25/2034 (a)                                              1,250,000                  1,256,715
6.01%, 5/25/2034 (a)                                              1,250,000                  1,249,932
5.26%, 11/25/2034 (a)                                               310,770                    311,054
5.20%, 2/25/2035 (a)                                              1,898,881                  1,901,269

Option One Mortgage Loan Trust (continued)
5.96%, 2/25/2035 (a)                                                600,000                    605,081
5.18%, 5/25/2035 (a)                                              3,000,000                  3,003,681
Residential Asset Securities Corp
6.76%, 4/25/2032 (a)                                                 64,300                     64,391
5.40%, 10/25/2033 (a)                                               790,205                    791,683
5.55%, 12/25/2033 (a)                                             2,000,000                  2,012,292
6.11%, 3/25/2035 (a)                                              1,050,000                  1,054,740
5.16%, 5/25/2035 (a)                                              2,475,000                  2,476,428
5.16%, 6/25/2035 (a)                                              3,750,000                  3,757,575
5.12%, 7/25/2035 (a)                                              5,928,000                  5,930,365
Saxon Asset Securities Trust
6.09%, 3/25/2035 (a)                                              1,800,000                  1,811,486
Structured Asset Securities Corp
5.18%, 3/25/2035 (a)                                              2,725,000                  2,725,790
Wells Fargo Home Equity Trust
5.46%, 4/25/2034 (a)                                              1,140,000                  1,139,958
                                                                                     ------------------
                                                                                           116,577,900
                                                                                     ------------------
Home Equity - Sequential (0.12%)
Ameriquest Mortgage Securities Inc
4.37%, 10/25/2033                                                   481,892                    480,101
Residential Asset Securities Corp
4.70%, 10/25/2031                                                 1,500,000                  1,492,198
                                                                                     ------------------
                                                                                             1,972,299
                                                                                     ------------------
Hotels & Motels (0.13%)
HMH Properties Inc
7.88%, 8/ 1/2008                                                  1,140,000                  1,141,425
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                  1,000,000                  1,017,500
                                                                                     ------------------
                                                                                             2,158,925
                                                                                     ------------------
Independent Power Producer (0.07%)
NRG Energy Inc
7.25%, 2/ 1/2014                                                    775,000                    778,875
Reliant Energy Inc
9.50%, 7/15/2013 (b)                                                450,000                    456,750
                                                                                     ------------------
                                                                                             1,235,625
                                                                                     ------------------
Industrial Automation & Robots (0.03%)
Intermec Inc
7.00%, 3/15/2008                                                    450,000                    452,250
                                                                                     ------------------

Industrial Gases (0.01%)
Praxair Inc
6.50%, 3/ 1/2008                                                    235,000                    239,488
                                                                                     ------------------

Insurance Brokers (0.13%)
AON Corp
8.21%, 1/ 1/2027 (b)                                                765,000                    846,457
Marsh & McLennan Cos Inc
5.19%, 7/13/2007 (a)                                              1,275,000                  1,273,687
                                                                                     ------------------
                                                                                             2,120,144
                                                                                     ------------------
Investment Companies (0.10%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)                                              1,700,000                  1,648,311
                                                                                     ------------------


Investment Management & Advisory Services (0.11%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                 1,860,000                  1,836,419
                                                                                     ------------------

Life & Health Insurance (0.70%)
AmerUs Group Co
5.95%, 8/15/2015                                                    740,000                    722,589
Hartford Life Global Funding Trusts
5.08%, 9/15/2009 (a)                                              3,475,000                  3,481,953
Pacific Life Global Funding
5.17%, 6/22/2011 (a)(c)                                           2,500,000                  2,500,975
Sun Life Financial Global Funding LP
5.26%, 7/ 6/2010 (a)(c)                                           1,750,000                  1,752,445
Torchmark Corp
6.25%, 12/15/2006                                                   500,000                    501,208
UnumProvident Corp
6.00%, 5/15/2008                                                  2,200,000                  2,209,143
7.38%, 6/15/2032                                                    655,000                    642,295
                                                                                     ------------------
                                                                                            11,810,608
                                                                                     ------------------
Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
5.13%, 6/ 1/2007                                                    175,000                    174,303
                                                                                     ------------------

Machinery - Construction & Mining (0.04%)
Terex Corp
9.25%, 7/15/2011                                                    600,000                    639,000
                                                                                     ------------------

Machinery - Farm (0.04%)
Case New Holland Inc
9.25%, 8/ 1/2011                                                    475,000                    504,687
7.13%, 3/ 1/2014 (c)                                                200,000                    196,500
                                                                                     ------------------
                                                                                               701,187
                                                                                     ------------------
Machinery Tools & Related Products (0.10%)
Kennametal Inc
7.20%, 6/15/2012                                                  1,525,000                  1,610,707
                                                                                     ------------------

Medical  - Outpatient & Home Medical Care (0.02%)
Select Medical Corp
7.63%, 2/ 1/2015 (b)                                                350,000                    315,875
                                                                                     ------------------

Medical - Drugs (0.22%)
Allergan Inc
5.75%, 4/ 1/2016 (c)                                              2,090,000                  2,062,067
Biovail Corp
7.88%, 4/ 1/2010                                                    500,000                    505,000
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                                    375,000                    358,148
6.15%, 2/ 1/2036                                                    915,000                    845,389
                                                                                     ------------------
                                                                                             3,770,604
                                                                                     ------------------
Medical - HMO (0.41%)
Coventry Health Care Inc
5.88%, 1/15/2012                                                  2,892,000                  2,834,160
UnitedHealth Group Inc
5.80%, 3/15/2036                                                  1,550,000                  1,426,615
WellPoint Inc
5.00%, 1/15/2011                                                    350,000                    340,973
5.25%, 1/15/2016                                                  1,450,000                  1,377,909

WellPoint Inc (continued)
5.85%, 1/15/2036                                                  1,100,000                  1,010,362
                                                                                     ------------------
                                                                                             6,990,019
                                                                                     ------------------
Medical - Hospitals (0.37%)
HCA Inc
7.13%, 6/ 1/2006                                                    435,000                    435,497
5.25%, 11/ 6/2008                                                 1,190,000                  1,170,060
6.95%, 5/ 1/2012                                                  3,340,000                  3,351,470
6.25%, 2/15/2013                                                    200,000                    192,931
8.36%, 4/15/2024                                                    150,000                    154,870
Triad Hospitals Inc
7.00%, 5/15/2012 (b)                                                150,000                    148,875
7.00%, 11/15/2013                                                   250,000                    244,063
United Surgical Partners International
10.00%, 12/15/2011                                                  550,000                    586,438
                                                                                     ------------------
                                                                                             6,284,204
                                                                                     ------------------
Medical - Wholesale Drug Distribution (0.11%)
AmerisourceBergen Corp
5.63%, 9/15/2012 (c)                                              1,950,000                  1,904,506
                                                                                     ------------------

Medical Instruments (0.04%)
Boston Scientific Corp
5.50%, 11/15/2015                                                   750,000                    740,990
                                                                                     ------------------

Medical Laboratory & Testing Service (0.07%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015                                                 1,200,000                  1,150,236
                                                                                     ------------------

Metal - Diversified (0.24%)
Earle M Jorgensen Co
9.75%, 6/ 1/2012                                                    450,000                    486,000
Falconbridge Ltd
7.35%, 6/ 5/2012                                                    500,000                    531,119
7.25%, 7/15/2012                                                  1,850,000                  1,957,353
5.38%, 6/ 1/2015                                                    640,000                    595,364
Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014 (b)                                                500,000                    496,250
                                                                                     ------------------
                                                                                             4,066,086
                                                                                     ------------------
Metal Processors & Fabrication (0.02%)
Trimas Corp
9.88%, 6/15/2012                                                    300,000                    281,250
                                                                                     ------------------

Miscellaneous Manufacturers (0.03%)
Samsonite Corp
8.88%, 6/ 1/2011                                                    450,000                    477,000
                                                                                     ------------------

Mortgage Backed Securities (11.79%)
ACT Depositor Corp
5.09%, 9/22/2041 (a)(c)                                           6,250,000                  6,235,000
Adjustable Rate Mortgage Trust
5.53%, 2/25/2035 (a)                                              2,000,000                  2,016,064
5.12%, 11/25/2035 (a)                                             1,600,000                  1,569,213
Banc of America Commercial Mortgage Inc
0.13%, 11/10/2038 (a)(c)                                          9,688,334                    178,769
0.05%, 7/10/2043 (a)(c)                                          160,830,611                 1,884,452
4.67%, 7/10/2043                                                  3,000,000                  2,782,164
4.86%, 7/10/2043                                                  3,000,000                  2,820,750

Bear Stearns Adjustable Rate Mortgage Trust
3.51%, 6/25/2034 (a)                                                855,000                    819,435
5.12%, 8/25/2035 (a)                                              3,157,017                  3,132,944
Bear Stearns Alt-A Trust
5.24%, 7/25/2035 (a)                                                978,473                    979,267
Bear Stearns Commercial Mortgage Securities Inc
5.22%, 6/15/2017 (a)(c)                                           2,750,000                  2,749,961
0.71%, 5/11/2039 (a)(c)                                           7,367,618                    152,075
Bella Vista Mortgage Trust
5.25%, 1/22/2045 (a)                                              1,992,689                  1,994,902
5.17%, 5/20/2045 (a)                                              2,457,964                  2,462,693
Chase Commercial Mortgage Securities Corp
7.03%, 1/15/2032                                                     64,495                     64,746
7.32%, 10/15/2032                                                 4,000,000                  4,249,536
Chase Manhattan Bank-First Union National
7.13%, 8/15/2031                                                    206,359                    207,623
Countrywide Alternative Loan Trust
5.00%, 10/25/2018                                                 1,797,811                  1,740,506
5.21%, 5/25/2034 (a)                                              2,250,000                  2,249,771
5.18%, 5/25/2035 (a)                                                 74,923                     74,971
5.20%, 7/20/2035 (a)(f)                                           2,811,585                  2,824,012
Countrywide Asset-Backed Certificates
5.09%, 11/25/2035 (a)                                             2,582,295                  2,582,334
5.24%, 11/25/2035 (a)                                             2,325,000                  2,325,914
4.85%, 1/25/2036 (a)                                              6,000,000                  6,009,792
Countrywide Home Loan Mortgage Pass Through
4.50%, 1/25/2033                                                     45,734                     45,254
4.60%, 12/19/2033 (a)                                             1,000,000                    940,063
CS First Boston Mortgage Securities Corp
5.18%, 11/15/2020 (a)(c)                                          3,000,000                  3,003,573
1.63%, 3/15/2036 (a)(c)                                          12,148,120                    421,345
0.70%, 5/15/2036 (a)(c)                                          14,059,757                    209,575
0.83%, 7/15/2036 (a)(c)                                          13,902,617                    332,481
0.14%, 11/15/2037 (a)(c)                                         23,140,026                    474,232
7.90%, 9/15/2041 (a)                                                470,000                    505,304
First Union National Bank Commercial Mortgage
8.09%, 5/17/2032                                                    700,000                    762,836
6.14%, 2/12/2034                                                    150,000                    154,389
Ge Capital Commercial Mortgage Corp
0.80%, 3/10/2040 (a)(c)                                          22,152,942                    498,441
4.98%, 5/10/2043 (a)                                              5,780,000                  5,484,185
GMAC Commercial Mortgage Securities Inc
1.06%, 3/10/2038 (a)(c)                                          10,576,618                    328,848
Greenpoint Mortgage Funding Trust
5.23%, 6/25/2045 (a)                                              1,776,439                  1,776,986
5.26%, 6/25/2045 (a)                                              1,624,516                  1,630,876
Greenwich Capital Commercial Funding Corp
0.53%, 6/10/2036 (a)(c)                                          112,578,632                 1,428,398
HSI Asset Securitization Corp Trust
5.09%, 7/25/2035 (a)                                              4,394,383                  4,395,358
5.14%, 8/25/2035 (a)                                              5,025,000                  5,026,824
Impac CMB Trust
5.43%, 10/25/2033 (a)                                               922,852                    923,283
5.46%, 10/25/2033 (a)                                               839,356                    839,511
5.34%, 1/25/2035 (a)                                              1,888,711                  1,891,559
5.27%, 4/25/2035 (a)                                              1,547,592                  1,548,738
5.39%, 4/25/2035 (a)                                              1,024,678                  1,026,393
5.26%, 8/25/2035 (a)                                              1,653,302                  1,654,054
5.47%, 8/25/2035 (a)                                              4,577,757                  4,597,711

Impac Secured Assets CMN Owner Trust
5.23%, 12/25/2031 (a)                                             5,450,000                  5,450,322
Indymac Index Mortgage Loan Trust
5.26%, 4/25/2034 (a)                                              2,965,356                  2,970,340
5.19%, 4/25/2035 (a)                                              1,657,114                  1,661,924
5.29%, 4/25/2035 (a)                                              1,215,251                  1,221,908
5.26%, 8/25/2035 (a)                                              2,271,499                  2,280,117
JP Morgan Chase Commercial Mortgage Securities
1.29%, 1/12/2039 (a)(c)                                          10,607,294                    428,683
0.08%, 1/15/2042 (a)(c)                                          25,667,479                    456,111
JP Morgan Mortgage Trust
4.96%, 11/25/2035 (a)                                             5,850,000                  5,704,417
5.40%, 2/25/2036 (a)                                              2,125,000                  2,108,108
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026                                                    490,000                    487,261
6.37%, 12/15/2028                                                   400,000                    415,578
0.81%, 3/15/2034 (a)(c)                                           3,532,932                     58,353
0.29%, 3/15/2036 (a)(c)                                           7,258,444                    204,594
1.33%, 3/15/2036 (a)(c)                                           6,415,333                    241,024
0.90%, 8/15/2036 (a)(c)                                          10,827,407                    264,535
0.13%, 7/15/2040 (c)                                             73,702,565                  1,582,173
Lehman XS Trust
4.89%, 11/25/2035 (a)(f)                                          6,547,620                  6,547,620
Merrill Lynch Mortgage Investors Inc
5.08%, 8/25/2035 (a)                                              2,707,018                  2,706,883
5.31%, 8/25/2036 (a)                                                659,353                    661,483
Merrill Lynch Mortgage Trust
0.69%, 2/12/2042 (a)                                             28,419,473                    484,950
Morgan Stanley Capital I
7.11%, 4/15/2033                                                    100,000                    104,713
1.23%, 1/13/2041 (a)(c)                                           7,193,254                    282,378
5.03%, 5/24/2043 (a)(c)(f)                                        4,600,000                  4,600,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                     34,195                     34,993
6.20%, 7/15/2033                                                    358,528                    363,611
0.92%, 4/15/2034 (a)(c)                                           2,908,626                     61,645
Nationslink Funding Corp
7.23%, 6/20/2031                                                    115,000                    118,631
Nomura Asset Acceptance Corp
5.31%, 2/25/2035 (a)                                              1,627,597                  1,629,927
Sequoia Mortgage Trust
5.15%, 2/20/2035 (a)                                              1,786,222                  1,785,586
Specialty Underwriting & Residential Finance
5.47%, 2/25/2035 (a)                                              1,135,000                  1,141,112
5.19%, 12/25/2035 (a)                                             2,500,000                  2,501,580
5.19%, 3/25/2036 (a)                                              2,700,000                  2,703,475
5.07%, 6/25/2036 (a)                                              2,140,557                  2,140,852
Structured Adjustable Rate Mortgage Loan Trust
4.70%, 7/25/2034 (a)                                              1,300,000                  1,267,712
5.66%, 8/25/2034 (a)                                              2,414,385                  2,418,031
5.21%, 3/25/2035 (a)                                              2,385,768                  2,386,019
5.25%, 12/25/2035                                                 3,243,390                  3,205,968
Structured Asset Mortgage Investments Inc
5.26%, 5/25/2045 (a)                                              1,787,172                  1,795,436
5.27%, 9/25/2045 (a)                                              2,533,962                  2,545,697
Thornburg Mortgage Securities Trust
5.22%, 10/25/2035 (a)                                             4,225,630                  4,230,785
Wachovia Bank Commercial Mortgage Trust
0.13%, 11/15/2035 (c)                                            67,784,255                    798,431
0.63%, 10/15/2041 (a)(c)                                         59,585,413                  1,130,693
0.46%, 3/15/2042 (a)(c)                                          101,694,995                 1,355,493
4.94%, 4/15/2042                                                  5,535,000                  5,231,599
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                              3,648,424                  3,489,174
Washington Mutual Inc
3.97%, 3/25/2033                                                    651,179                    635,355
3.80%, 6/25/2034 (a)                                              1,345,000                  1,279,898
4.68%, 5/25/2035 (a)                                                945,000                    919,696
5.29%, 7/25/2044 (a)                                              1,748,282                  1,760,274
5.27%, 1/25/2045 (a)                                              1,419,237                  1,425,663
5.36%, 1/25/2045 (a)                                              2,775,000                  2,793,143
5.49%, 1/25/2045 (a)                                              2,470,662                  2,494,519
5.19%, 4/25/2045 (a)                                              1,096,472                  1,097,749
5.23%, 4/25/2045 (a)                                              1,096,472                  1,099,199
5.25%, 7/25/2045 (a)                                              2,514,557                  2,522,227
5.21%, 11/25/2045 (a)                                             6,148,269                  6,164,045
Wells Fargo Mortgage Backed Securities
4.98%, 10/25/2035 (a)                                             2,451,036                  2,414,861
                                                                                     ------------------
                                                                                           199,873,665
                                                                                     ------------------
Multi-line Insurance (0.33%)
ACE Ltd
6.00%, 4/ 1/2007                                                  1,450,000                  1,455,707
ING Groep NV
5.78%, 12/ 8/2035                                                 1,335,000                  1,278,611
Metlife Inc
5.25%, 12/ 1/2006                                                 1,200,000                  1,199,101
Metropolitan Life Global Funding I
5.07%, 3/17/2009 (a)(c)                                           1,625,000                  1,625,264
                                                                                     ------------------
                                                                                             5,558,683
                                                                                     ------------------
Multimedia (0.53%)
News America Inc
6.63%, 1/ 9/2008                                                  1,875,000                  1,911,964
4.75%, 3/15/2010                                                    160,000                    155,177
6.20%, 12/15/2034                                                 1,360,000                  1,257,580
6.40%, 12/15/2035 (c)                                               775,000                    732,473
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                                  1,755,000                  1,968,113
Time Warner Inc
6.15%, 5/ 1/2007                                                    705,000                    709,982
Viacom Inc
5.75%, 4/30/2011 (c)                                              1,020,000                  1,012,919
6.88%, 4/30/2036 (c)                                                655,000                    645,515
Walt Disney Co
5.38%, 6/ 1/2007                                                    520,000                    519,717
                                                                                     ------------------
                                                                                             8,913,440
                                                                                     ------------------
Music (0.02%)
Warner Music Group
7.38%, 4/15/2014                                                    350,000                    344,750
                                                                                     ------------------

Mutual Insurance (0.05%)
Liberty Mutual Group Inc
7.00%, 3/15/2034 (c)                                                880,000                    841,592
                                                                                     ------------------

Networking Products (0.13%)
Cisco Systems Inc
5.25%, 2/22/2011                                                  2,300,000                  2,276,777
                                                                                     ------------------

Non-hazardous Waste Disposal (0.33%)
Allied Waste North America
8.88%, 4/ 1/2008                                                  4,000,000                  4,200,000
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                                    375,000                    399,375
Waste Management Inc
5.00%, 3/15/2014                                                    385,000                    362,021
7.00%, 7/15/2028                                                    545,000                    565,605
                                                                                     ------------------
                                                                                             5,527,001
                                                                                     ------------------
Office Automation & Equipment (0.04%)
Xerox Corp
6.40%, 3/15/2016                                                    775,000                    754,656
                                                                                     ------------------

Oil - Field Services (0.18%)
Halliburton Co
6.00%, 8/ 1/2006                                                    525,000                    525,496
5.50%, 10/15/2010                                                 1,655,000                  1,652,365
Hanover Equipment Trust
8.50%, 9/ 1/2008 (a)                                                803,000                    823,075
                                                                                     ------------------
                                                                                             3,000,936
                                                                                     ------------------
Oil Company - Exploration & Production (1.13%)
Alberta Energy Co Ltd
7.38%, 11/ 1/2031                                                   650,000                    725,176
Callon Petroleum Co
9.75%, 12/ 8/2010                                                   300,000                    315,750
Chesapeake Energy Corp
6.63%, 1/15/2016                                                    550,000                    533,500
6.50%, 8/15/2017                                                    250,000                    238,750
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013 (c)                                               475,000                    470,250
Devon Financing Corp ULC
7.88%, 9/30/2031                                                  1,390,000                  1,641,646
EnCana Corp
6.30%, 11/ 1/2011                                                   175,000                    180,441
7.20%, 11/ 1/2031                                                   125,000                    136,736
Energy Partners Ltd
8.75%, 8/ 1/2010                                                    400,000                    409,000
Newfield Exploration Co
8.38%, 8/15/2012                                                  2,350,000                  2,520,375
Nexen Inc
5.05%, 11/20/2013                                                 4,125,000                  3,915,215
7.88%, 3/15/2032                                                    225,000                    257,714
Pemex Project Funding Master Trust
8.00%, 11/15/2011                                                 1,170,000                  1,267,110
7.38%, 12/15/2014                                                   150,000                    159,000
Plains Exploration & Production Co
8.75%, 7/ 1/2012                                                    375,000                    396,562
Pogo Producing Co
6.88%, 10/ 1/2017 (b)                                               375,000                    364,688
Swift Energy Co
9.38%, 5/ 1/2012 (b)                                                600,000                    637,500
Talisman Energy Inc
5.13%, 5/15/2015                                                  1,150,000                  1,085,252
Vintage Petroleum Inc
7.88%, 5/15/2011                                                  1,500,000                  1,559,070
XTO Energy Inc
6.25%, 4/15/2013                                                    235,000                    240,444
5.65%, 4/ 1/2016                                                  1,300,000                  1,266,291

XTO Energy Inc (continued)
6.10%, 4/ 1/2036                                                    835,000                    786,955
                                                                                     ------------------
                                                                                            19,107,425

                                                                                     ------------------
Oil Company - Integrated (0.41%)
ConocoPhillips Holding Co
6.95%, 4/15/2029                                                    100,000                    110,289
Husky Energy Inc
6.25%, 6/15/2012                                                  1,125,000                  1,140,910
6.15%, 6/15/2019                                                    700,000                    686,446
Occidental Petroleum Corp
4.00%, 11/30/2007                                                   460,000                    450,747
Petrobras International Finance Co
9.13%, 2/ 1/2007                                                    325,000                    332,800
9.75%, 7/ 6/2011                                                    180,000                    209,250
8.38%, 12/10/2018                                                   600,000                    672,000
Petro-Canada
5.95%, 5/15/2035                                                    730,000                    675,621
Petronas Capital Ltd
7.88%, 5/22/2022 (c)                                                545,000                    632,997
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                                  1,964,000                  2,068,116
                                                                                     ------------------
                                                                                             6,979,176
                                                                                     ------------------
Oil Field Machinery & Equipment (0.05%)
Cooper Cameron Corp
2.65%, 4/15/2007                                                    940,000                    910,725
                                                                                     ------------------

Oil Refining & Marketing (0.75%)
Enterprise Products Operating LP
4.00%, 10/15/2007                                                 1,095,000                  1,070,033
6.38%, 2/ 1/2013                                                    775,000                    786,423
5.75%, 3/ 1/2035                                                    945,000                    819,145
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                  4,010,000                  4,299,891
6.75%, 2/ 1/2011                                                  1,675,000                  1,740,722
7.50%, 6/15/2015                                                  2,522,000                  2,650,029
Tesoro Corp
6.25%, 11/ 1/2012 (c)                                             1,350,000                  1,323,000
                                                                                     ------------------
                                                                                            12,689,243
                                                                                     ------------------
Paper & Related Products (0.26%)
Abitibi-Consolidated Inc
8.55%, 8/ 1/2010 (b)                                                400,000                    410,000
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                                    205,000                    190,238
Glatfelter
7.13%, 5/ 1/2016 (c)                                                400,000                    401,583
International Paper Co
4.25%, 1/15/2009                                                  1,400,000                  1,352,679
Neenah Paper Inc
7.38%, 11/15/2014                                                   550,000                    514,250
Plum Creek Timberlands LP
5.88%, 11/15/2015                                                 1,595,000                  1,544,705
                                                                                     ------------------
                                                                                             4,413,455

                                                                                     ------------------
Pharmacy Services (0.21%)
Medco Health Solutions Inc
7.25%, 8/15/2013                                                  2,085,000                  2,223,548
Omnicare Inc
6.75%, 12/15/2013                                                   250,000                    247,188

Omnicare Inc (continued)
6.88%, 12/15/2015                                                 1,100,000                  1,087,625
                                                                                     ------------------
                                                                                             3,558,361
                                                                                     ------------------
Physician Practice Management (0.05%)
US Oncology Inc
9.00%, 8/15/2012                                                    600,000                    636,000
10.75%, 8/15/2014                                                   150,000                    167,813
                                                                                     ------------------
                                                                                               803,813
                                                                                     ------------------
Pipelines (0.74%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                                    540,000                    511,828
Buckeye Partners LP
4.63%, 7/15/2013                                                  1,185,000                  1,092,910
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                                    250,000                    233,078
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                    388,000                    370,730
Energy Transfer Partners LP
5.65%, 8/ 1/2012                                                  1,600,000                  1,563,886
5.95%, 2/ 1/2015                                                  2,400,000                  2,343,902
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                  2,742,000                  2,821,666
National Fuel Gas Co
5.25%, 3/ 1/2013                                                    350,000                    336,136
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                  1,210,000                  1,275,038
Southern Natural Gas Co
8.88%, 3/15/2010                                                  1,610,000                  1,709,015
Texas Eastern Transmission LP
5.25%, 7/15/2007                                                    335,000                    333,744
                                                                                     ------------------
                                                                                            12,591,933
                                                                                     ------------------
Poultry (0.03%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                                    500,000                    521,250
                                                                                     ------------------

Printing - Commercial (0.07%)
Cadmus Communications Corp
8.38%, 6/15/2014                                                    500,000                    503,750
Sheridan Group Inc/The
10.25%, 8/15/2011                                                   650,000                    669,500
                                                                                     ------------------
                                                                                             1,173,250
                                                                                     ------------------
Private Corrections (0.03%)
Corrections Corp of America
6.75%, 1/31/2014                                                    500,000                    487,500
                                                                                     ------------------

Property & Casualty Insurance (0.25%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                                  1,525,000                  1,573,907
Markel Corp
6.80%, 2/15/2013 (b)                                                940,000                    953,144
7.35%, 8/15/2034                                                    135,000                    134,898
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                                  1,125,000                  1,127,846
WR Berkley Corp
5.88%, 2/15/2013                                                    430,000                    420,026
                                                                                     ------------------
                                                                                             4,209,821
                                                                                     ------------------

Publishing - Books (0.01%)
Reed Elsevier Capital Inc
6.13%, 8/ 1/2006                                                    150,000                    150,267
                                                                                     ------------------

Publishing - Newspapers (0.02%)
Block Communications Inc
8.25%, 12/15/2015 (c)                                               350,000                    342,125
                                                                                     ------------------

Publishing - Periodicals (0.04%)
Dex Media West LLC/Dex Media Finance Co
9.88%, 8/15/2013                                                    600,000                    660,750
                                                                                     ------------------

Quarrying (0.02%)
Compass Minerals International Inc
0.00%, 6/ 1/2013 (a)(g)                                             450,000                    409,500
                                                                                     ------------------

Real Estate Operator & Developer (0.16%)
EOP Operating LP
5.88%, 1/15/2013                                                  1,085,000                  1,075,490
4.75%, 3/15/2014                                                  1,750,000                  1,605,427
                                                                                     ------------------
                                                                                             2,680,917
                                                                                     ------------------
Recreational Centers (0.04%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                                   625,000                    642,969
                                                                                     ------------------

Regional Banks (0.52%)
Fifth Third Bancorp
3.38%, 8/15/2008                                                    350,000                    335,437
Keycorp
5.29%, 7/23/2007 (a)                                              1,750,000                  1,754,141
PNC Funding Corp
5.25%, 11/15/2015                                                   775,000                    738,349
Wachovia Corp
5.63%, 12/15/2008                                                   865,000                    870,885
6.38%, 2/ 1/2009                                                    365,000                    372,994
Wells Fargo & Co
5.13%, 2/15/2007                                                    610,000                    609,546
5.02%, 9/28/2007 (a)                                              1,160,000                  1,160,752
3.12%, 8/15/2008                                                    465,000                    444,102
4.00%, 9/10/2012 (a)                                              2,500,000                  2,447,167
                                                                                     ------------------
                                                                                             8,733,373
                                                                                     ------------------
Reinsurance (0.27%)
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                                  2,200,000                  2,148,252
Transatlantic Holdings Inc
5.75%, 12/14/2015                                                 2,460,000                  2,382,259
                                                                                     ------------------
                                                                                             4,530,511
                                                                                     ------------------
REITS - Apartments (0.02%)
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                                    395,000                    408,731
                                                                                     ------------------

REITS - Diversified (0.39%)
iStar Financial Inc
6.14%, 3/12/2007 (a)                                              2,050,000                  2,067,528
5.22%, 3/ 3/2008 (a)                                              1,475,000                  1,478,801
5.65%, 9/15/2011                                                  2,000,000                  1,967,404

iStar Financial Inc (continued)
5.15%, 3/ 1/2012                                                  1,230,000                  1,175,528
                                                                                     ------------------
                                                                                             6,689,261
                                                                                     ------------------
REITS - Healthcare (0.07%)
Health Care Property Investors Inc
5.63%, 2/28/2013                                                  1,200,000                  1,179,022
                                                                                     ------------------

REITS - Hotels (0.07%)
Hospitality Properties Trust
5.13%, 2/15/2015                                                    825,000                    758,816
Host Marriott LP
6.75%, 6/ 1/2016 (c)                                                350,000                    345,625
                                                                                     ------------------
                                                                                             1,104,441
                                                                                     ------------------
REITS - Office Property (0.37%)
Brandywine Operating Partnership Lp/PA
5.41%, 4/ 1/2009 (a)                                              1,950,000                  1,949,312
5.63%, 12/15/2010                                                 1,600,000                  1,578,494
HRPT Properties Trust
5.52%, 3/16/2011 (a)                                              2,675,000                  2,679,406
                                                                                     ------------------
                                                                                             6,207,212
                                                                                     ------------------
REITS - Regional Malls (0.02%)
Simon Property Group LP
4.60%, 6/15/2010                                                    375,000                    361,298
                                                                                     ------------------

REITS - Shopping Centers (0.13%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                                 2,340,000                  2,265,064
                                                                                     ------------------

Rental - Auto & Equipment (0.06%)
Avis Budget Car Rental LLC/Avis Budget
Finance Inc
7.63%, 5/15/2014 (c)                                                300,000                    305,250
NationsRent Cos Inc
9.50%, 5/ 1/2015                                                    250,000                    271,250
United Rentals North America Inc
6.50%, 2/15/2012                                                    475,000                    465,500
                                                                                     ------------------
                                                                                             1,042,000
                                                                                     ------------------
Resorts & Theme Parks (0.02%)
Intrawest Corp
7.50%, 10/15/2013                                                   390,000                    394,875
                                                                                     ------------------

Retail - Apparel & Shoe (0.04%)
Foot Locker Inc
8.50%, 1/15/2022                                                    675,000                    712,125
                                                                                     ------------------

Retail - Auto Parts (0.11%)
CSK Auto Inc
7.00%, 1/15/2014                                                    400,000                    386,000
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                                  1,500,000                  1,501,950
                                                                                     ------------------
                                                                                             1,887,950
                                                                                     ------------------
Retail - Automobile (0.09%)
Asbury Automotive Group Inc
9.00%, 6/15/2012                                                    500,000                    516,250
Autonation Inc
7.00%, 4/15/2014 (b)(c)                                             525,000                    527,625

Group 1 Automotive Inc
8.25%, 8/15/2013                                                    500,000                    510,000
                                                                                     ------------------
                                                                                             1,553,875
                                                                                     ------------------
Retail - Discount (0.02%)
Target Corp
5.38%, 6/15/2009                                                     80,000                     80,214
5.88%, 3/ 1/2012                                                    280,000                    284,402
                                                                                     ------------------
                                                                                               364,616
                                                                                     ------------------
Retail - Drug Store (0.03%)
Rite Aid Corp
9.50%, 2/15/2011 (b)                                                500,000                    527,500
                                                                                     ------------------

Retail - Propane Distribution (0.08%)
Amerigas Partners LP
7.25%, 5/20/2015                                                    550,000                    547,250
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                                   500,000                    472,500
Suburban Propane Partners LP/Suburban Energy
Finance Corp
6.88%, 12/15/2013                                                   400,000                    379,000
                                                                                     ------------------
                                                                                             1,398,750
                                                                                     ------------------
Retail - Regional Department Store (0.12%)
JC Penney Corp Inc
6.50%, 12/15/2007                                                   700,000                    709,531
9.00%, 8/ 1/2012                                                  1,100,000                  1,262,328
                                                                                     ------------------
                                                                                             1,971,859
                                                                                     ------------------
Retail - Restaurants (0.01%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                                   225,000                    216,000
                                                                                     ------------------

Satellite Telecommunications (0.05%)
Intelsat Ltd
5.25%, 11/ 1/2008 (b)                                               250,000                    240,625
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (a)                                                600,000                    611,250
                                                                                     ------------------
                                                                                               851,875
                                                                                     ------------------
Savings & Loans - Thrifts (0.26%)
Washington Mutual Bank
5.50%, 1/15/2013                                                    630,000                    618,150
Washington Mutual Inc
5.37%, 1/15/2010 (a)                                              3,750,000                  3,765,502
                                                                                     ------------------
                                                                                             4,383,652
                                                                                     ------------------
Schools (0.03%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (c)                                                500,000                    474,375
                                                                                     ------------------

Semiconductor Equipment (0.03%)
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co
6.88%, 12/15/2011                                                   500,000                    477,500
                                                                                     ------------------

Sovereign (0.41%)
Chile Government International Bond
5.53%, 1/28/2008 (a)                                              1,000,000                  1,004,000
Colombia Government International Bond
8.25%, 12/22/2014                                                   750,000                    841,500
Mexico Government International Bond
5.75%, 1/13/2009 (a)                                              1,135,000                  1,145,215
8.38%, 1/14/2011                                                  1,750,000                  1,925,000
Mexico Government International Bond (continued)
8.00%, 9/24/2022                                                    275,000                    316,250
8.30%, 8/15/2031 (b)                                                750,000                    890,625
South Africa Government International Bond
6.50%, 6/ 2/2014                                                    765,000                    787,950
                                                                                     ------------------
                                                                                             6,910,540
                                                                                     ------------------
Special Purpose Banks (0.05%)
Korea Development Bank
4.25%, 11/13/2007                                                    25,000                     24,569
5.48%, 10/20/2009 (a)                                               760,000                    765,024
                                                                                     ------------------
                                                                                               789,593

                                                                                     ------------------
Special Purpose Entity (1.24%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)                                             2,400,000                  2,456,165
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
10.50%, 10/ 1/2014 (a)                                              280,000                    221,200
Fondo LatinoAmericano De Reservas
3.00%, 8/ 1/2006 (c)                                              2,620,000                  2,605,359
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.83%, 7/15/2010 (a)                                                250,000                    255,313
9.00%, 7/15/2014                                                    200,000                    206,500
Interactive Health LLC
7.25%, 4/ 1/2011 (c)                                                300,000                    240,000
John Hancock Global Funding II
5.16%, 4/ 3/2009 (a)(c)                                           2,550,000                  2,555,095
MBIA Global Funding LLC
4.92%, 2/20/2007 (a)(c)                                           3,000,000                  2,999,832
Premium Asset Trust/GEFA
4.92%, 8/12/2007 (a)(c)                                           2,175,000                  2,175,983
Pricoa Global Funding I
5.12%, 12/22/2006 (a)(c)                                          3,750,000                  3,754,725
Rio Tinto Finance USA Ltd
5.75%, 7/ 3/2006                                                    550,000                    550,802
Tyco International Group S.A. Participation
Certification Trust
4.44%, 6/15/2007 (c)                                              2,500,000                  2,459,133
Visant Corp
7.63%, 10/ 1/2012                                                   620,000                    615,350
                                                                                     ------------------
                                                                                            21,095,457

                                                                                     ------------------
Specified Purpose Acquisition (0.03%)
Basell AF SCA
8.38%, 8/15/2015 (b)(c)                                             504,000                    499,590
                                                                                     ------------------

Steel - Producers (0.02%)
United States Steel Corp
9.75%, 5/15/2010                                                    350,000                    378,000
                                                                                     ------------------

Supranational Bank (0.14%)
Corp Andina de Fomento
5.46%, 1/26/2007 (a)                                              1,165,000                  1,166,257
6.88%, 3/15/2012                                                  1,220,000                  1,276,371
                                                                                     ------------------
                                                                                             2,442,628
                                                                                     ------------------
Telecommunication Equipment - Fiber Optics (0.06%)
Corning Inc
8.30%, 4/ 4/2025                                                  1,050,000                  1,074,369
                                                                                     ------------------

Telecommunication Services (0.49%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                                1,575,000                  1,655,719
Mastec Inc
7.75%, 2/ 1/2008 (b)                                              1,875,000                  1,872,656
Nordic Telephone Co Holdings ApS
8.88%, 5/ 1/2016 (c)(d)                                             350,000                    362,250
TELUS Corp
7.50%, 6/ 1/2007                                                  1,860,000                  1,898,684
8.00%, 6/ 1/2011                                                  1,125,000                  1,234,924
Verizon Global Funding Corp
4.88%, 8/15/2007 (a)                                              1,300,000                  1,300,224
                                                                                     ------------------
                                                                                             8,324,457
                                                                                     ------------------
Telephone - Integrated (1.39%)
AT&T Corp
9.05%, 11/15/2011 (a)                                             1,850,000                  1,994,912
AT&T Inc
4.39%, 6/ 5/2006 (c)                                              1,750,000                  1,748,880
BellSouth Corp
6.88%, 10/15/2031                                                 1,060,000                  1,076,600
British Telecommunications PLC
8.38%, 12/15/2010                                                 4,395,000                  4,882,454
Deutsche Telekom International Finance
5.12%, 3/23/2009 (a)                                              3,175,000                  3,175,825
France Telecom SA
7.75%, 3/ 1/2011 (a)                                              3,240,000                  3,524,764
KT Corp
4.88%, 7/15/2015 (c)                                                700,000                    639,365
Mountain States Tel & Tel
6.00%, 8/ 1/2007                                                    350,000                    350,000
Northwestern Bell Telephone
6.25%, 1/ 1/2007                                                    250,000                    249,375
Pacific Bell
6.88%, 8/15/2006                                                    205,000                    205,810
Sprint Capital Corp
6.90%, 5/ 1/2019                                                  1,455,000                  1,539,764
6.88%, 11/15/2028                                                   225,000                    231,795
Telecom Italia Capital SA
5.16%, 2/ 1/2011 (a)                                              1,420,000                  1,428,358
4.95%, 9/30/2014                                                    590,000                    540,065
Telefonica Europe BV
7.75%, 9/15/2010                                                    760,000                    816,008
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                   765,000                    743,695
Verizon Communications Inc
5.35%, 2/15/2011                                                    455,000                    448,148
                                                                                     ------------------
                                                                                            23,595,818
                                                                                     ------------------
Television (0.12%)
BSKYB Finance UK PLC
5.63%, 10/15/2015 (c)                                             2,145,000                  2,051,946
                                                                                     ------------------

Textile - Home Furnishings (0.03%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                    455,000                    459,091
                                                                                     ------------------

Tobacco (0.10%)
RJ Reynolds Tobacco Holdings Inc
7.75%, 5/15/2006                                                  1,650,000                  1,650,000
                                                                                     ------------------


Transport - Equipment & Leasing (0.02%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                                    300,000                    313,875
                                                                                     ------------------

Transport - Rail (0.23%)
CSX Corp
4.99%, 8/ 3/2006 (a)                                              2,000,000                  2,001,616
4.88%, 11/ 1/2009                                                 1,425,000                  1,392,570
Progress Rail Services Corp/Progress Metal
Reclamation Co
7.75%, 4/ 1/2012 (c)                                                225,000                    234,281
Union Pacific Corp
4.70%, 1/ 2/2024                                                    188,452                    173,781
6.63%, 2/ 1/2029                                                     45,000                     46,612
                                                                                     ------------------
                                                                                             3,848,860
                                                                                     ------------------
Transport - Services (0.07%)
Bristow Group Inc
6.13%, 6/15/2013                                                    500,000                    470,000
CHC Helicopter Corp
7.38%, 5/ 1/2014                                                    400,000                    407,000
FedEx Corp
3.50%, 4/ 1/2009                                                    260,000                    246,922
                                                                                     ------------------
                                                                                             1,123,922
                                                                                     ------------------
Venture Capital (0.01%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                                    250,000                    247,500
                                                                                     ------------------

Vitamins & Nutrition Products (0.04%)
NBTY Inc
7.13%, 10/ 1/2015 (c)                                               350,000                    330,750
WH Holdings Ltd/WH Capital Corp
9.50%, 4/ 1/2011                                                    370,000                    395,900
                                                                                     ------------------
                                                                                               726,650
                                                                                     ------------------
Wire & Cable Products (0.03%)
Superior Essex Communications LLC/Essex Group Inc
9.00%, 4/15/2012                                                    450,000                    454,500
                                                                                     ------------------
TOTAL BONDS                                                                       $      1,094,088,681
                                                                                     ------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (59.40%)
Federal Home Loan Mortgage Corporation
(FHLMC) (14.68%)
4.50%, 5/ 1/2021 (h)                                             23,800,000                 22,639,750
5.50%, 5/ 1/2021 (h)                                              2,800,000                  2,774,626
4.50%, 5/ 1/2036 (h)                                              7,100,000                  6,494,285
5.00%, 5/ 1/2036 (h)                                             49,000,000                 46,320,288
5.50%, 5/ 1/2036 (h)                                             71,500,000                 69,444,375
6.00%, 5/ 1/2036 (h)                                              7,250,000                  7,225,075
6.50%, 5/ 1/2036 (h)                                             15,250,000                 15,502,571
6.00%, 6/ 1/2036 (h)                                             11,000,000                 10,948,432
5.50%, 4/ 1/2009                                                     36,847                     36,704
5.50%, 8/ 1/2009                                                    101,973                    101,579
4.50%, 12/ 1/2009                                                   924,730                    901,449
4.50%, 2/ 1/2010                                                    479,662                    466,206
4.00%, 9/ 1/2010                                                  3,004,513                  2,876,238
4.50%, 4/ 1/2011                                                  3,429,763                  3,325,704
4.50%, 5/ 1/2011                                                  1,510,761                  1,464,924
7.00%, 8/ 1/2016                                                     47,859                     49,220
6.00%, 12/ 1/2016                                                    27,896                     28,201
5.50%, 2/ 1/2017                                                    894,773                    887,861
6.00%, 2/ 1/2017                                                     72,406                     73,197
6.00%, 3/ 1/2017                                                     67,778                     68,518
6.00%, 4/ 1/2017                                                    149,192                    150,824
5.50%, 5/ 1/2017                                                    875,050                    868,185
6.50%, 6/ 1/2017                                                    786,538                    803,080
5.50%, 9/ 1/2017                                                     98,354                     97,587
5.00%, 12/ 1/2017                                                   451,768                    440,226
5.00%, 1/ 1/2018                                                  2,631,278                  2,564,051
5.50%, 3/ 1/2018                                                    543,944                    539,621
5.50%, 4/ 1/2018                                                  3,150,208                  3,125,413
5.00%, 5/ 1/2018                                                  1,436,307                  1,399,467
4.50%, 7/ 1/2018                                                    604,350                    576,254
5.00%, 10/ 1/2018                                                 2,782,918                  2,711,002
4.50%, 11/ 1/2018                                                 1,904,803                  1,816,247
5.00%, 12/ 1/2018                                                 4,389,090                  4,275,667
5.50%, 12/ 1/2018                                                    11,246                     11,135
6.00%, 3/ 1/2022                                                    733,230                    736,493
6.00%, 7/ 1/2023                                                  2,324,704                  2,333,908
5.50%, 6/ 1/2024                                                  3,744,360                  3,669,079
5.00%, 2/ 1/2026                                                 13,174,441                 12,594,765
6.00%, 6/ 1/2028                                                     47,417                     47,474
6.00%, 1/ 1/2029                                                     17,464                     17,485
6.50%, 3/ 1/2029                                                     92,172                     94,202
6.50%, 5/ 1/2029                                                    120,696                    123,350
7.00%, 12/ 1/2029                                                    72,378                     74,412
7.00%, 6/ 1/2030                                                     40,152                     41,300
7.50%, 9/ 1/2030                                                     31,459                     32,809
8.00%, 9/ 1/2030                                                    132,238                    140,666
8.00%, 11/ 1/2030                                                     2,505                      2,665
7.00%, 12/ 1/2030                                                    67,240                     69,162
7.50%, 12/ 1/2030                                                     3,982                      4,152
7.50%, 1/ 1/2031                                                     88,927                     92,744
6.00%, 3/ 1/2031                                                    124,671                    124,614
7.50%, 3/ 1/2031                                                     29,727                     31,002
6.00%, 4/ 1/2031                                                     28,421                     28,408
6.50%, 4/ 1/2031                                                     69,709                     71,127
6.50%, 6/ 1/2031                                                      5,006                      5,107
7.00%, 6/ 1/2031                                                      2,181                      2,244
6.50%, 9/ 1/2031                                                     67,823                     69,202
7.00%, 9/ 1/2031                                                     17,775                     18,283
6.00%, 12/ 1/2031                                                   685,766                    685,457
6.00%, 2/ 1/2032                                                     14,843                     14,836
6.50%, 2/ 1/2032                                                     97,327                     99,257
7.50%, 2/ 1/2032                                                     38,769                     40,423
7.00%, 4/ 1/2032                                                    216,756                    222,952
6.50%, 5/ 1/2032                                                    154,629                    157,636
6.50%, 9/ 1/2032                                                    434,819                    443,275
6.00%, 12/ 1/2032                                                   652,085                    651,475
6.00%, 2/ 1/2033                                                    825,187                    824,009
5.50%, 4/ 1/2033                                                  1,092,102                  1,063,679
5.50%, 5/ 1/2033                                                  1,275,548                  1,242,350
5.50%, 10/ 1/2033                                                 1,148,216                  1,118,332
5.50%, 12/ 1/2033                                                 5,132,205                  4,998,635
6.00%, 12/ 1/2033                                                 1,213,190                  1,211,459
5.50%, 9/ 1/2034                                                  3,933,912                  3,827,790
6.50%, 10/ 1/2035                                                   654,866                    666,002
                                                                                     ------------------
                                                                                           248,700,182
                                                                                     ------------------
Federal National Mortgage Association
(FNMA) (20.18%)
4.50%, 5/ 1/2021 (h)                                             15,150,000                 14,420,906
5.00%, 5/ 1/2021 (h)                                             35,300,000                 34,362,361
5.50%, 5/ 1/2021 (h)                                             11,700,000                 11,608,600

6.00%, 5/ 1/2021 (h)                                              8,900,000                  9,011,250
4.50%, 5/ 1/2036 (h)                                              7,050,000                  6,452,950
5.00%, 5/ 1/2036 (h)                                             105,950,000               100,188,969
5.50%, 5/ 1/2036 (h)                                             96,325,000                 93,525,603
6.00%, 5/ 1/2036 (h)                                             34,825,000                 34,661,740
6.50%, 6/ 1/2036 (h)                                             11,100,000                 11,269,963
6.00%, 5/ 1/2009                                                    154,501                    154,904
6.00%, 7/ 1/2009                                                    348,703                    349,837
5.00%, 3/ 1/2010                                                    733,907                    723,314
6.50%, 4/ 1/2010                                                     25,464                     25,812
6.50%, 1/ 1/2011                                                     66,901                     67,453
6.50%, 2/ 1/2011                                                    154,255                    156,780
6.50%, 3/ 1/2011                                                    226,365                    229,887
6.50%, 7/ 1/2016                                                     37,859                     38,761
6.50%, 2/ 1/2017                                                    111,599                    114,256
6.50%, 3/ 1/2017                                                     42,411                     43,421
6.50%, 4/ 1/2017                                                     32,526                     33,300
6.50%, 8/ 1/2017                                                    854,918                    875,277
5.00%, 9/ 1/2017                                                  1,220,580                  1,191,093
5.50%, 9/ 1/2017                                                    238,225                    236,703
5.50%, 10/ 1/2017                                                   539,396                    535,950
5.00%, 3/ 1/2018                                                  1,812,555                  1,768,325
4.50%, 6/ 1/2018                                                  1,497,205                  1,428,837
6.50%, 5/ 1/2022                                                     52,628                     53,811
5.50%, 2/ 1/2023                                                    892,795                    875,623
6.00%, 2/ 1/2023                                                    292,039                    292,998
5.50%, 6/ 1/2023                                                  3,354,974                  3,290,444
5.50%, 7/ 1/2023                                                     55,517                     54,449
7.00%, 8/ 1/2029                                                     29,783                     30,679
7.00%, 9/ 1/2031                                                     41,758                     42,986
6.50%, 12/ 1/2031                                                    44,518                     45,442
6.50%, 2/ 1/2032                                                    124,192                    126,675
7.00%, 2/ 1/2032                                                     84,721                     87,195
7.00%, 3/ 1/2032                                                    278,045                    286,218
6.50%, 4/ 1/2032                                                     32,379                     33,017
6.00%, 5/ 1/2032                                                     88,202                     88,016
6.50%, 6/ 1/2032                                                     21,442                     21,864
6.50%, 8/ 1/2032                                                    200,644                    204,599
7.50%, 8/ 1/2032                                                    147,588                    153,599
6.50%, 9/ 1/2032                                                    408,032                    416,076
5.50%, 7/ 1/2033                                                  1,921,760                  1,871,552
5.50%, 9/ 1/2033                                                  2,692,070                  2,621,737
6.00%, 12/ 1/2033                                                 2,010,058                  2,004,458
4.21%, 6/ 1/2034 (a)                                              1,211,929                  1,182,388
4.37%, 7/ 1/2034 (a)                                                743,999                    728,044
4.33%, 12/ 1/2034 (a)                                             1,971,018                  1,928,075
4.61%, 3/ 1/2035 (a)                                              2,085,907                  2,042,364
                                                                                     ------------------
                                                                                           341,958,561
                                                                                     ------------------
Government National Mortgage Association
(GNMA) (2.90%)
5.00%, 5/ 1/2036 (h)                                             19,300,000                 18,491,813
5.50%, 5/ 1/2036 (h)                                             20,200,000                 19,827,552
7.00%, 4/15/2031                                                      2,993                      3,107
7.00%, 6/15/2031                                                    100,552                    104,408
7.00%, 7/15/2031                                                     17,379                     18,041
6.00%, 8/15/2031                                                    132,251                    132,843
6.00%, 1/15/2032                                                     37,040                     37,205
6.00%, 2/15/2032                                                    543,797                    546,211
7.00%, 6/15/2032                                                    508,478                    527,753
6.50%, 10/15/2032                                                   181,294                    186,630

6.50%, 12/15/2032                                                 1,572,674                  1,618,963
6.00%, 2/15/2033                                                    267,390                    268,543
6.00%, 12/15/2033                                                   359,922                    361,474
5.00%, 6/15/2034                                                    442,440                    424,605
6.50%, 3/20/2028                                                     66,632                     68,070
6.00%, 7/20/2028                                                    339,851                    340,690
6.00%, 11/20/2028                                                   316,787                    317,569
6.00%, 1/20/2029                                                    342,486                    343,149
6.50%, 5/20/2029                                                     53,066                     54,206
6.00%, 7/20/2029                                                     83,606                     83,768
7.50%, 10/20/2030                                                     6,676                      6,951
8.00%, 1/20/2031                                                     33,416                     35,565
6.50%, 2/20/2032                                                     30,473                     31,075
6.00%, 11/20/2033                                                 4,190,869                  4,194,569
5.50%, 5/20/2035                                                  1,142,032                  1,116,781
                                                                                     ------------------
                                                                                            49,141,541
                                                                                     ------------------
U.S. Treasury (20.37%)
2.50%, 9/30/2006 (b)                                             30,000,000                 29,696,490
4.50%, 2/15/2009 (b)                                             15,000,000                 14,852,340
3.63%, 7/15/2009 (b)                                             32,250,000                 31,048,172
3.50%, 2/15/2010 (b)                                             22,500,000                 21,416,310
5.00%, 2/15/2011 (b)                                             27,250,000                 27,366,030
4.88%, 2/15/2012 (b)                                             17,550,000                 17,485,556
4.38%, 8/15/2012 (b)                                             19,750,000                 19,120,469
3.88%, 2/15/2013 (b)                                              8,400,000                  7,864,172
4.25%, 8/15/2013 (b)                                             11,100,000                 10,588,789
4.00%, 2/15/2014 (b)                                              6,300,000                  5,885,334
4.75%, 5/15/2014 (b)                                             15,000,000                 14,720,505
4.25%, 11/15/2014 (b)                                            18,675,000                 17,652,973
7.25%, 5/15/2016 (b)                                              8,000,000                  9,323,752
7.50%, 11/15/2016                                                24,010,000                 28,577,518
8.13%, 8/15/2019 (b)                                              9,350,000                 11,892,761
8.00%, 11/15/2021                                                 9,785,000                 12,561,494
6.25%, 8/15/2023 (b)                                             15,000,000                 16,577,340
6.00%, 2/15/2026 (b)                                             13,400,000                 14,514,920
6.75%, 8/15/2026                                                  3,000,000                  3,528,282
6.13%, 8/15/2029 (b)                                                 25,000                     27,729
6.25%, 5/15/2030 (b)                                             27,055,000                 30,576,371
                                                                                     ------------------
                                                                                           345,277,307
                                                                                     ------------------
U.S. Treasury Inflation-Indexed
Obligations (1.27%)
3.88%, 1/15/2009 (b)                                              1,817,385                  1,907,687
4.25%, 1/15/2010                                                  2,480,121                  2,670,200
3.50%, 1/15/2011 (b)                                              6,650,170                  7,042,423
2.00%, 1/15/2014 (b)                                             10,189,131                  9,942,758
                                                                                     ------------------
                                                                                            21,563,068
                                                                                     ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS                                                                       $      1,006,640,659
                                                                                     ------------------
SHORT TERM INVESTMENTS (6.54%)
Commercial Paper (6.54%)
American Express Credit
1.79%, 5/ 2/2002                                                 46,700,000                 46,693,838
Investment in Joint Trading Account; HSBC Funding
4.82%, 5/ 1/2006                                                 64,147,443                 64,147,443
                                                                                     ------------------
                                                                                           110,841,281
                                                                                     ------------------
TOTAL SHORT TERM INVESTMENTS                                                      $        110,841,281
                                                                                     ------------------

MONEY MARKET FUNDS (14.90%)
BNY Institutional Cash Reserve Fund (i)                          252,530,000               252,530,000
                                                                                     ------------------
TOTAL MONEY MARKET FUNDS                                                          $        252,530,000
                                                                                     ------------------
Total Investments                                                                 $      2,464,100,621
Liabilities in Excess of Other Assets, Net - (45.39)%                                    (769,267,164)

                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                        $      1,694,833,457
                                                                                     ==================
                                                                                     ------------------

                                                                                     ==================

(a) Variable Rate
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $115,798,540 or 6.83% of net assets.


(d) Security purchased on a when-issued basis. See Notes to Financial Statements.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
    At the end of the period, the value of these securities totaled $143,631 or 0.01% of net assets.

(f) Market value is determined in accordance with procedures established in good faith by the Board of
    Directors.  At the end of the period, the value of these securities totaled $13,971,632 or 0.82% of net assets.

(g) Non-Income Producing Security
(h) Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(i) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          3,299,407
Unrealized Depreciation                               (33,621,709)
                                                 ------------------
Net Unrealized Appreciation (Depreciation)            (30,322,302)
Cost for federal income tax purposes                 2,494,422,923


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                           Unrealized
                                                                                      Notional            Appreciation/
Description                                                                            Amount            (Depreciation)
------------------------------------------------- ---------------------------------- ----------- ------ ------------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                       $  23,000,000      $           (88,439)
based on 1-month LIBOR less 1 basis point with Morgan Stanley. Expires
April 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                          10,000,000                  (38,119)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires
April 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                          15,000,000                  (57,178)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires
May 2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and
pay monthly a floating rate                                                          16,500,000                  (63,583)
based on 1-month LIBOR with Morgan Stanley. Expires May 2006.



                          SCHEDULE OF FUTURES CONTRACTS
                                                                           Current         Unrealized
                                            Number         Original        Market         Appreciation/
                                               of
Type                                        Contracts       Value           Value        (Depreciation)
------------------------------------------- ------------------------------------------- ------------------
Buy:
U.S. 10 Year Note; June 2006                  251     $26,480,500       $26,500,110              $19,610

Portfolio Summary (unaudited)
---------------------------------------------------- ------------------
Sector                                                         Percent
---------------------------------------------------- ------------------
Mortgage Securities                                             50.43%
Financial                                                       33.12%
Government                                                      24.53%
Asset Backed Securities                                         15.88%
Communications                                                   4.59%
Consumer, Non-cyclical                                           4.12%
Utilities                                                        3.51%
Energy                                                           3.31%
Consumer, Cyclical                                               2.09%
Industrial                                                       1.98%
Basic Materials                                                  1.34%
Technology                                                       0.42%
Diversified                                                      0.07%
Liabilities in Excess of Other Assets, Net                   (-45.39%)
                                                     ------------------
TOTAL NET ASSETS                                               100.00%
                                                     ==================

Other Assets Summary (unaudited)
-------------------------------------------------
Asset Type                               Percent
-------------------------------------------------
Futures                                    1.56%
Total Return Swaps                         0.01%


Schedule of Investments
April 30, 2006 (unaudited)
Disciplined LargeCap Blend Fund
                                                               Shares
                                                                Held                                      Value
                                                             ----------- -------------------------- ------------------
COMMON STOCKS (99.20%)
Advertising Agencies (0.28%)
Omnicom Group Inc (a)                                            27,686                          $          2,492,017
                                                                                                    ------------------

Aerospace & Defense (1.98%)
Boeing Co                                                        74,092                                     6,182,977
General Dynamics Corp                                            61,370                                     4,027,099
Lockheed Martin Corp                                             70,422                                     5,345,030
Rockwell Collins Inc                                             40,828                                     2,335,362
                                                                                                    ------------------
                                                                                                           17,890,468
                                                                                                    ------------------
Aerospace & Defense Equipment (0.78%)
United Technologies Corp                                        112,745                                     7,081,513
                                                                                                    ------------------

Apparel Manufacturers (0.39%)
Coach Inc (b)                                                   106,141                                     3,504,776
                                                                                                    ------------------

Applications Software (2.36%)
Citrix Systems Inc (b)                                           91,172                                     3,639,586
Microsoft Corp                                                  733,413                                    17,711,924
                                                                                                    ------------------
                                                                                                           21,351,510
                                                                                                    ------------------
Athletic Footwear (0.41%)
Nike Inc                                                         44,912                                     3,675,598
                                                                                                    ------------------

Auto - Medium & Heavy Duty Trucks (0.20%)
Oshkosh Truck Corp                                               28,922                                     1,770,026
                                                                                                    ------------------

Auto/Truck Parts & Equipment - Original (0.24%)
Johnson Controls Inc (a)                                         26,530                                     2,163,522
                                                                                                    ------------------

Beverages - Non-alcoholic (2.25%)
Coca-Cola Co/The                                                215,553                                     9,044,604
PepsiCo Inc                                                     193,612                                    11,275,963
                                                                                                    ------------------
                                                                                                           20,320,567
                                                                                                    ------------------
Building - Residential & Commercial (0.16%)
Pulte Homes Inc (a)                                              37,765                                     1,410,523
                                                                                                    ------------------

Building Products - Cement & Aggregate (0.49%)
Florida Rock Industries Inc (a)                                  33,684                                     2,100,871
Martin Marietta Materials Inc                                    21,778                                     2,311,953
                                                                                                    ------------------
                                                                                                            4,412,824
                                                                                                    ------------------
Cable TV (0.45%)
Comcast Corp (b)                                                 74,200                                     2,296,490
DIRECTV Group Inc/The (b)                                       105,800                                     1,807,064
                                                                                                    ------------------
                                                                                                            4,103,554
                                                                                                    ------------------
Casino Services (0.30%)
International Game Technology                                    70,609                                     2,678,199
                                                                                                    ------------------

Chemicals - Diversified (0.50%)
Dow Chemical Co/The                                              29,174                                     1,184,756
Rohm & Haas Co                                                   66,103                                     3,344,812
                                                                                                    ------------------
                                                                                                            4,529,568
                                                                                                    ------------------

                                                                                                    ------------------
Coatings & Paint (0.44%)
Sherwin-Williams Co/The                                          46,160                                     2,351,390
Valspar Corp                                                     58,180                                     1,646,494
                                                                                                    ------------------
                                                                                                            3,997,884
                                                                                                    ------------------
Commercial Banks (0.60%)
AmSouth Bancorp (a)                                             142,208                                     4,115,500
Colonial BancGroup Inc/The                                       51,750                                     1,341,877
                                                                                                    ------------------
                                                                                                            5,457,377
                                                                                                    ------------------
Commercial Services - Finance (0.29%)
Equifax Inc                                                      68,038                                     2,622,185
                                                                                                    ------------------

Computer Aided Design (0.47%)
Autodesk Inc (b)                                                101,347                                     4,260,628
                                                                                                    ------------------

Computers (2.96%)
Apple Computer Inc (b)                                           99,311                                     6,990,501
Dell Inc (a)(b)                                                  87,130                                     2,282,806
Hewlett-Packard Co                                              290,499                                     9,432,502
International Business Machines Corp                             98,587                                     8,117,654
                                                                                                    ------------------
                                                                                                           26,823,463
                                                                                                    ------------------
Computers - Integrated Systems (0.35%)
NCR Corp (a)(b)                                                  81,311                                     3,203,653
                                                                                                    ------------------

Computers  -Memory Devices (0.39%)
EMC Corp/Massachusetts (b)                                      259,984                                     3,512,384
                                                                                                    ------------------

Consumer Products - Miscellaneous (0.37%)
Kimberly-Clark Corp                                              56,816                                     3,325,440
                                                                                                    ------------------

Cosmetics & Toiletries (2.22%)
Colgate-Palmolive Co                                             64,642                                     3,821,635
Procter & Gamble Co                                             278,766                                    16,226,969
                                                                                                    ------------------
                                                                                                           20,048,604
                                                                                                    ------------------
Data Processing & Management (0.61%)
Automatic Data Processing Inc                                    85,728                                     3,778,890
Global Payments Inc                                              37,419                                     1,774,783
                                                                                                    ------------------
                                                                                                            5,553,673
                                                                                                    ------------------
Direct Marketing (0.19%)
Harte-Hanks Inc                                                  63,474                                     1,732,840
                                                                                                    ------------------

Disposable Medical Products (0.39%)
CR Bard Inc                                                      47,627                                     3,546,306
                                                                                                    ------------------

Distribution & Wholesale (0.26%)
Genuine Parts Co                                                 53,753                                     2,346,318
                                                                                                    ------------------

Diversified Manufacturing Operations (5.19%)
3M Co                                                            68,246                                     5,830,256
Cooper Industries Ltd                                            19,186                                     1,754,560
Eaton Corp                                                       26,195                                     2,007,847
General Electric Co (c)                                         722,937                                    25,006,391
Honeywell International Inc                                      11,733                                       498,652
Illinois Tool Works Inc                                          38,104                                     3,913,281
Ingersoll-Rand Co Ltd                                            95,935                                     4,197,156
ITT Industries Inc (a)                                           34,087                                     1,916,712

Parker Hannifin Corp                                             22,114                                     1,792,339
                                                                                                    ------------------
                                                                                                           46,917,194
                                                                                                    ------------------
Drug Delivery Systems (0.16%)
Hospira Inc (a)(b)                                               36,738                                     1,416,250
                                                                                                    ------------------

Electric - Generation (0.20%)
AES Corp/The (b)                                                106,480                                     1,806,966
                                                                                                    ------------------

Electric - Integrated (2.54%)
Allegheny Energy Inc (b)                                         50,008                                     1,781,785
Duke Energy Corp                                                181,463                                     5,284,203
Edison International                                             32,896                                     1,329,327
Exelon Corp                                                      74,849                                     4,041,846
FirstEnergy Corp                                                100,016                                     5,071,811
TXU Corp                                                        110,027                                     5,460,640
                                                                                                    ------------------
                                                                                                           22,969,612
                                                                                                    ------------------
Electric Products - Miscellaneous (0.59%)
Emerson Electric Co                                              62,942                                     5,346,923
                                                                                                    ------------------

Electronic Components - Semiconductors (2.92%)
Advanced Micro Devices Inc (b)                                   80,629                                     2,608,348
Broadcom Corp (a)(b)                                            110,086                                     4,525,635
Freescale Semiconductor Inc - B Shares (b)                       81,311                                     2,575,119
Intel Corp                                                      374,808                                     7,488,664
National Semiconductor Corp                                      64,296                                     1,927,594
Nvidia Corp (b)                                                  74,166                                     2,167,131
Texas Instruments Inc                                           146,625                                     5,089,354
                                                                                                    ------------------
                                                                                                           26,381,845
                                                                                                    ------------------
Electronic Connectors (0.16%)
Thomas & Betts Corp (b)                                          25,860                                     1,472,727
                                                                                                    ------------------

Electronic Forms (0.48%)
Adobe Systems Inc (b)                                           110,905                                     4,347,476
                                                                                                    ------------------

Electronic Measurement Instruments (0.31%)
Agilent Technologies Inc (b)                                     73,149                                     2,810,385
                                                                                                    ------------------

Electronic Parts Distribution (0.15%)
Avnet Inc (b)                                                    51,590                                     1,349,079
                                                                                                    ------------------

Enterprise Software & Services (0.11%)
Oracle Corp (b)                                                  69,026                                     1,007,089
                                                                                                    ------------------

Finance - Commercial (0.28%)
CIT Group Inc                                                    47,291                                     2,554,187
                                                                                                    ------------------

Finance - Credit Card (0.81%)
American Express Co                                             135,507                                     7,291,632
                                                                                                    ------------------

Finance - Investment Banker & Broker (6.56%)
Bear Stearns Cos Inc/The                                         34,702                                     4,945,382
Citigroup Inc (c)                                               355,314                                    17,747,934
Goldman Sachs Group Inc                                          58,927                                     9,445,409
JPMorgan Chase & Co                                             200,615                                     9,103,909
Lehman Brothers Holdings Inc                                     49,607                                     7,498,098
Merrill Lynch & Co Inc                                           83,389                                     6,359,245

Morgan Stanley                                                   66,242                                     4,259,361
                                                                                                    ------------------
                                                                                                           59,359,338
                                                                                                    ------------------
Finance - Mortgage Loan/Banker (0.25%)
Fannie Mae                                                       20,750                                     1,049,950
Freddie Mac                                                      19,387                                     1,183,770
                                                                                                    ------------------
                                                                                                            2,233,720
                                                                                                    ------------------
Financial Guarantee Insurance (0.26%)
MGIC Investment Corp                                             33,270                                     2,352,189
                                                                                                    ------------------

Food - Confectionery (0.17%)
Hershey Co/The (a)                                               28,921                                     1,542,646
                                                                                                    ------------------

Food - Miscellaneous/Diversified (1.01%)
Campbell Soup Co (a)                                             63,130                                     2,028,998
General Mills Inc                                                62,326                                     3,075,165
Kellogg Co                                                       87,600                                     4,056,756
                                                                                                    ------------------
                                                                                                            9,160,919
                                                                                                    ------------------
Food - Retail (0.27%)
Kroger Co/The                                                   120,981                                     2,451,075
                                                                                                    ------------------

Gas - Distribution (0.20%)
Energen Corp                                                     52,389                                     1,847,760
                                                                                                    ------------------

Home Decoration Products (0.26%)
Newell Rubbermaid Inc                                            86,008                                     2,358,339
                                                                                                    ------------------

Hotels & Motels (0.21%)
Marriott International Inc                                       25,513                                     1,864,235
                                                                                                    ------------------

Insurance Brokers (0.43%)
AON Corp                                                         93,867                                     3,933,966
                                                                                                    ------------------

Investment Companies (0.13%)
American Capital Strategies Ltd (a)                              33,684                                     1,172,877
                                                                                                    ------------------

Investment Management & Advisory Services (0.96%)
Franklin Resources Inc                                           52,735                                     4,910,683
Legg Mason Inc                                                   13,238                                     1,568,438
Nuveen Investments Inc                                           45,115                                     2,170,934
                                                                                                    ------------------
                                                                                                            8,650,055
                                                                                                    ------------------
Life & Health Insurance (1.71%)
Cigna Corp                                                       35,720                                     3,822,040
Lincoln National Corp                                            72,122                                     4,188,846
Prudential Financial Inc                                         94,917                                     7,415,865
                                                                                                    ------------------
                                                                                                           15,426,751
                                                                                                    ------------------
Machinery - Construction & Mining (0.76%)
Caterpillar Inc                                                  70,010                                     5,302,557
Joy Global Inc (a)                                               24,000                                     1,576,560
                                                                                                    ------------------
                                                                                                            6,879,117
                                                                                                    ------------------
Medical - Biomedical/Gene (1.27%)
Amgen Inc (b)                                                   116,383                                     7,879,129
Genzyme Corp (b)                                                 59,533                                     3,641,038
                                                                                                    ------------------
                                                                                                           11,520,167
                                                                                                    ------------------
Medical - Drugs (4.60%)
Abbott Laboratories                                             136,899                                     5,851,063
Eli Lilly & Co                                                   34,356                                     1,818,119
King Pharmaceuticals Inc (a)(b)                                  64,642                                     1,124,124
Merck & Co Inc                                                  185,714                                     6,392,276
Pfizer Inc                                                      620,499                                    15,717,240
Schering-Plough Corp                                            182,686                                     3,529,494
Wyeth                                                           148,194                                     7,212,602
                                                                                                    ------------------
                                                                                                           41,644,918
                                                                                                    ------------------
Medical - Generic Drugs (0.28%)
Barr Pharmaceuticals Inc (b)                                     41,850                                     2,534,018
                                                                                                    ------------------

Medical - HMO (1.85%)
Aetna Inc                                                       123,428                                     4,751,978
UnitedHealth Group Inc                                          127,779                                     6,355,727
WellPoint Inc (b)                                                79,135                                     5,618,585
                                                                                                    ------------------
                                                                                                           16,726,290
                                                                                                    ------------------
Medical - Wholesale Drug Distribution (0.19%)
AmerisourceBergen Corp                                           40,828                                     1,761,728
                                                                                                    ------------------

Medical Instruments (0.09%)
Medtronic Inc                                                    16,589                                       831,441
                                                                                                    ------------------

Medical Products (1.65%)
Becton Dickinson & Co                                            50,354                                     3,174,316
Johnson & Johnson                                               201,332                                    11,800,069
                                                                                                    ------------------
                                                                                                           14,974,385
                                                                                                    ------------------
Metal - Diversified (0.32%)
Freeport-McMoRan Copper & Gold Inc                               44,909                                     2,900,223
                                                                                                    ------------------

Metal Processors & Fabrication (0.21%)
Precision Castparts Corp                                         30,621                                     1,928,511
                                                                                                    ------------------

Multi-line Insurance (3.17%)
Allstate Corp/The                                                14,014                                       791,651
American International Group Inc                                170,275                                    11,110,444
Assurant Inc (a)                                                 40,483                                     1,950,066
Genworth Financial Inc (a)                                       66,677                                     2,213,676
Hartford Financial Services Group Inc                            62,260                                     5,723,562
Metlife Inc (a)                                                 132,337                                     6,894,758
                                                                                                    ------------------
                                                                                                           28,684,157
                                                                                                    ------------------
Multimedia (1.41%)
McGraw-Hill Cos Inc/The                                          62,260                                     3,465,391
News Corp                                                       114,314                                     1,961,628
Time Warner Inc                                                 194,630                                     3,386,562
Viacom Inc (b)                                                   32,765                                     1,305,030
Walt Disney Co (a)                                               94,408                                     2,639,648
                                                                                                    ------------------
                                                                                                           12,758,259
                                                                                                    ------------------
Networking Products (1.34%)
Cisco Systems Inc (b)                                           579,775                                    12,146,286
                                                                                                    ------------------

Office Supplies & Forms (0.18%)
Avery Dennison Corp                                              25,520                                     1,595,000
                                                                                                    ------------------

Oil - Field Services (1.83%)
Baker Hughes Inc                                                 51,030                                     4,124,755
BJ Services Co (a)                                               79,263                                     3,015,957
Halliburton Co (a)                                               92,737                                     7,247,396

Schlumberger Ltd                                                 31,984                                     2,211,374
                                                                                                    ------------------
                                                                                                           16,599,482
                                                                                                    ------------------
Oil & Gas Drilling (0.58%)
ENSCO International Inc                                          38,447                                     2,056,530
Helmerich & Payne Inc                                            26,540                                     1,930,520
Rowan Cos Inc (a)                                                28,473                                     1,262,208
                                                                                                    ------------------
                                                                                                            5,249,258
                                                                                                    ------------------
Oil Company - Exploration & Production (0.66%)
Anadarko Petroleum Corp (a)                                       8,799                                       922,311
Devon Energy Corp                                                84,061                                     5,052,907
                                                                                                    ------------------
                                                                                                            5,975,218
                                                                                                    ------------------
Oil Company - Integrated (6.37%)
Chevron Corp                                                    130,844                                     7,984,101
ConocoPhillips                                                  100,737                                     6,739,305
Exxon Mobil Corp                                                487,414                                    30,746,075
Marathon Oil Corp                                                54,771                                     4,346,627
Occidental Petroleum Corp                                        76,068                                     7,815,226
                                                                                                    ------------------
                                                                                                           57,631,334
                                                                                                    ------------------
Oil Field Machinery & Equipment (0.41%)
Cooper Cameron Corp (b)                                          40,828                                     2,051,199
Grant Prideco Inc (b)                                            32,321                                     1,654,835
                                                                                                    ------------------
                                                                                                            3,706,034
                                                                                                    ------------------
Oil Refining & Marketing (0.17%)
Valero Energy Corp                                               23,445                                     1,517,829
                                                                                                    ------------------

Optical Supplies (0.14%)
Alcon Inc                                                        12,243                                     1,245,236
                                                                                                    ------------------

Paper & Related Products (0.25%)
Temple-Inland Inc                                                48,715                                     2,262,325
                                                                                                    ------------------

Pharmacy Services (0.55%)
Caremark Rx Inc                                                  72,468                                     3,300,917
Express Scripts Inc (b)                                          21,096                                     1,648,442
                                                                                                    ------------------
                                                                                                            4,949,359
                                                                                                    ------------------
Pipelines (0.23%)
Questar Corp                                                     25,792                                     2,064,650
                                                                                                    ------------------

Property & Casualty Insurance (0.75%)
Chubb Corp                                                       97,980                                     5,049,889
Safeco Corp                                                      34,356                                     1,783,077
                                                                                                    ------------------
                                                                                                            6,832,966
                                                                                                    ------------------
Quarrying (0.34%)
Vulcan Materials Co                                              36,738                                     3,121,260
                                                                                                    ------------------

Regional Banks (5.69%)
Bank of America Corp                                            416,408                                    20,787,088
Keycorp                                                         134,382                                     5,136,080
PNC Financial Services Group Inc                                 81,311                                     5,811,297
US Bancorp                                                      178,437                                     5,610,059
Wachovia Corp                                                   110,980                                     6,642,153
Wells Fargo & Co                                                109,238                                     7,503,558
                                                                                                    ------------------
                                                                                                           51,490,235

                                                                                                    ------------------
REITS - Regional Malls (0.27%)
Simon Property Group Inc                                         30,145                                     2,468,273
                                                                                                    ------------------

Retail - Apparel & Shoe (0.41%)
Nordstrom Inc                                                    96,724                                     3,707,431
                                                                                                    ------------------

Retail - Building Products (1.60%)
Home Depot Inc                                                  218,443                                     8,722,429
Lowe's Cos Inc                                                   91,854                                     5,791,395
                                                                                                    ------------------
                                                                                                           14,513,824
                                                                                                    ------------------
Retail - Consumer Electronics (0.58%)
Best Buy Co Inc                                                  51,371                                     2,910,681
Circuit City Stores Inc                                          79,947                                     2,298,476
                                                                                                    ------------------
                                                                                                            5,209,157
                                                                                                    ------------------
Retail - Discount (1.40%)
Costco Wholesale Corp                                            15,660                                       852,374
Target Corp                                                      91,855                                     4,877,501
Wal-Mart Stores Inc                                             154,245                                     6,945,652
                                                                                                    ------------------
                                                                                                           12,675,527
                                                                                                    ------------------
Retail - Drug Store (0.22%)
Walgreen Co                                                      47,627                                     1,997,000
                                                                                                    ------------------

Retail - Major Department Store (0.52%)
JC Penney Co Inc                                                 71,678                                     4,692,042
                                                                                                    ------------------

Retail - Office Supplies (0.34%)
Staples Inc                                                     116,553                                     3,078,165
                                                                                                    ------------------

Retail - Restaurants (1.09%)
Darden Restaurants Inc                                           94,885                                     3,757,446
McDonald's Corp                                                 177,419                                     6,133,375
                                                                                                    ------------------
                                                                                                            9,890,821
                                                                                                    ------------------
Semiconductor Equipment (0.19%)
Lam Research Corp (b)                                            34,702                                     1,696,234
                                                                                                    ------------------

Steel - Producers (0.61%)
Nucor Corp                                                       50,346                                     5,478,652
                                                                                                    ------------------

Telecommunication Equipment (0.19%)
Harris Corp                                                      36,066                                     1,679,594
                                                                                                    ------------------

Telecommunication Equipment - Fiber Optics (0.13%)
Corning Inc (b)                                                  42,734                                     1,180,740
                                                                                                    ------------------

Telecommunication Services (0.23%)
Amdocs Ltd (b)                                                   55,452                                     2,062,814
                                                                                                    ------------------

Telephone - Integrated (3.15%)
AT&T Inc                                                        333,062                                     8,729,555
BellSouth Corp                                                  177,690                                     6,002,368
Citizens Communications Co (a)                                  133,360                                     1,771,021
Qwest Communications International Inc (a)(b)                   506,160                                     3,396,334
Sprint Nextel Corp                                              140,508                                     3,484,598
Verizon Communications Inc                                      154,558                                     5,105,051
                                                                                                    ------------------
                                                                                                           28,488,927
                                                                                                    ------------------
Therapeutics (0.61%)
Gilead Sciences Inc (b)                                          95,935                                     5,516,263
                                                                                                    ------------------


Tobacco (1.86%)
Altria Group Inc (a)                                            175,719                                    12,855,602
Reynolds American Inc (a)                                        23,131                                     2,536,314
UST Inc (a)                                                      33,339                                     1,464,582
                                                                                                    ------------------
                                                                                                           16,856,498
                                                                                                    ------------------
Tools - Hand Held (0.30%)
Black & Decker Corp (a)                                          28,576                                     2,674,999
                                                                                                    ------------------

Transport - Rail (0.94%)
Burlington Northern Santa Fe Corp                                59,879                                     4,762,177
Norfolk Southern Corp                                            68,723                                     3,711,042
                                                                                                    ------------------
                                                                                                            8,473,219
                                                                                                    ------------------
Transport - Services (0.41%)
United Parcel Service Inc (a)                                    45,556                                     3,693,225
                                                                                                    ------------------

Web Portals (1.06%)
Google Inc (b)                                                   19,901                                     8,317,424
Yahoo! Inc (a)(b)                                                38,545                                     1,263,505
                                                                                                    ------------------
                                                                                                            9,580,929
                                                                                                    ------------------
Wireless Equipment (1.15%)
Motorola Inc                                                    303,120                                     6,471,612
Qualcomm Inc                                                     75,964                                     3,899,991
                                                                                                    ------------------
                                                                                                           10,371,603
                                                                                                    ------------------
TOTAL COMMON STOCKS                                                                              $        897,356,278
                                                                                                    ------------------
                                                             Principal
                                                               Amount                                     Value
                                                             ----------- -------------------------- ------------------
SHORT TERM INVESTMENTS (4.43%)
Commercial Paper (4.43%)
Investment in Joint Trading Account; Federal
Home Loan Bank
4.65%, 5/ 1/2006                                             40,051,712                                    40,051,712
                                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $         40,051,712
                                                                                                    ------------------
MONEY MARKET FUNDS (6.99%)
BNY Institutional Cash Reserve Fund (d)                      63,272,000                                    63,272,000
                                                                                                    ------------------
TOTAL MONEY MARKET FUNDS                                                                         $         63,272,000
                                                                                                    ------------------
Total Investments                                                                                $      1,000,679,990
Liabilities in Excess of Other Assets, Net - (10.62)%                                                    (96,101,094)
                                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                                       $        904,578,896
                                                                                                    ==================
                                                                                                    ------------------

                                                                                                    ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
    At the end of the period, the value of these securities totaled $12,357,950 or 1.37% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $         84,531,106
Unrealized Depreciation                                  (20,717,836)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                 63,813,270
Cost for federal income tax purposes                      936,866,720


                          SCHEDULE OF FUTURES CONTRACTS
                                             Current         Unrealized
                    Number     Original       Market         Appreciation/
                       of
Type                Contracts   Value          Value        (Depreciation)
------------------- -------------------------------------- ------------------
Buy:
S&P 500; June 2006     18     $5,902,025       $5,921,550      $19,525


Portfolio Summary (unaudited)
--------------------------------------------------- ------------------
Sector                                                        Percent
--------------------------------------------------- ------------------
Financial                                                      28.87%
Consumer, Non-cyclical                                         20.41%
Industrial                                                     12.26%
Technology                                                     10.85%
Energy                                                         10.25%
Communications                                                  9.57%
Consumer, Cyclical                                              8.57%
Government                                                      4.43%
Utilities                                                       2.94%
Basic Materials                                                 2.47%
Liabilities in Excess of Other Assets, Net                  (-10.62%)
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================

Other Assets Summary (unaudited)
--------------------------------------------------- ------------------
Asset Type                                                    Percent
--------------------------------------------------- ------------------
Futures                                                         0.65%




Schedule of Investments
April 30, 2006 (unaudited)
Diversified International Fund
                                                                  Shares
                                                                   Held                             Value
                                                                ----------- ------------------ -----------------
COMMON STOCKS (97.71%)
Advertising Sales (0.03%)
SR Teleperformance                                                   5,640                  $           224,500
                                                                                               -----------------

Advertising Services (0.08%)
Publicis Groupe                                                     14,801                              614,323
                                                                                               -----------------

Aerospace & Defense (0.31%)
Rolls-Royce Group PLC - B Shares                                14,052,613                               28,097
Rolls-Royce Group PLC                                              261,201                            2,262,292
                                                                                               -----------------
                                                                                                      2,290,389
                                                                                               -----------------
Aerospace & Defense Equipment (0.31%)
Cobham PLC                                                         660,588                            2,227,335
                                                                                               -----------------

Agricultural Operations (0.04%)
Astra Agro Lestari Tbk PT                                          101,293                               76,034
Astral Foods Ltd                                                    12,912                              211,522
Provimi SA                                                             647                               23,513
                                                                                               -----------------
                                                                                                        311,069
                                                                                               -----------------
Airlines (0.28%)
Air France-KLM                                                      65,748                            1,528,022
Deutsche Lufthansa AG                                               15,889                              292,013
Thai Airways International Public Limited (a)(b)                   161,800                              204,565
                                                                                               -----------------
                                                                                                      2,024,600
                                                                                               -----------------
Apparel Manufacturers (0.25%)
Adolfo Dominguez                                                       577                               29,145
Gerry Weber International AG                                           902                               21,940
Gildan Activewear (b)                                               27,229                            1,301,248
Handsome Co Ltd                                                      6,120                              111,603
Sanei-International Co Ltd                                           2,847                              145,342
Youngone Corp                                                       55,480                              249,989
                                                                                               -----------------
                                                                                                      1,859,267
                                                                                               -----------------
Appliances (0.00%)
Schulthess Group                                                        59                               29,411
                                                                                               -----------------

Applications Software (0.33%)
Sage Group PLC                                                     471,824                            2,144,031
Satyam Computer Services Ltd ADR                                     7,853                              282,551
                                                                                               -----------------
                                                                                                      2,426,582
                                                                                               -----------------
Audio & Video Products (1.15%)
Canon Electronics Inc                                                4,474                              179,430
D&M Holdings Inc                                                    19,360                               70,354
Matsushita Electric Industrial Co Ltd                              169,000                            4,069,615
Sony Corp                                                           80,900                            4,052,084
                                                                                               -----------------
                                                                                                      8,371,483
                                                                                               -----------------
Auto - Car & Light Trucks (1.98%)
Bayerische Motoren Werke AG                                         59,330                            3,224,822
Ford Otomotiv Sanayi AS                                             37,076                              370,479
Hyundai Motor Co                                                     6,409                              563,302
Tata Motors Ltd ADR (c)                                             12,359                              256,202

Toyota Motor Corp                                                  171,852                           10,022,192
                                                                                               -----------------
                                                                                                     14,436,997
                                                                                               -----------------
Auto - Medium & Heavy Duty Trucks (0.08%)
Mahindra & Mahindra (a)(b)                                          35,238                              493,332
Nissan Diesel Motor Co Ltd                                          11,709                               61,006
                                                                                               -----------------
                                                                                                        554,338

                                                                                               -----------------
Auto/Truck Parts & Equipment - Original (1.48%)
Aisin Seiki Co Ltd                                                  68,700                            2,574,746
Brembo SpA                                                           8,009                               82,121
Denso Corp                                                         105,700                            4,137,294
Futaba Industrial Co Ltd                                             5,266                              136,953
Haldex AB                                                            3,100                               75,550
Keihin Corp                                                          8,876                              263,482
Mikuni Corp                                                          4,740                               28,266
Mitsuba Corp                                                         4,000                               53,765
NGK Spark Plug Co Ltd                                              142,000                            3,108,582
Nippon Seiki Co Ltd                                                  5,000                              108,363
Nissin Kogyo Co Ltd                                                  9,635                              201,643
Sogefi SpA                                                           5,832                               44,445
                                                                                               -----------------
                                                                                                     10,815,210
                                                                                               -----------------
Beverages - Non-alcoholic (0.24%)
Asahi Soft Drinks Co Ltd                                             4,000                               63,047
Coca Cola Hellenic Bottling Co SA                                   35,360                            1,157,183
Coca-Cola Femsa SA de CV                                           104,396                              335,212
Dydo Drinco Inc                                                        685                               28,072
Kirin Beverage Corp                                                  5,400                              143,275
                                                                                               -----------------
                                                                                                      1,726,789
                                                                                               -----------------
Beverages - Wine & Spirits (0.52%)
C&C Group PLC                                                       29,617                              229,439
Davide Campari-Milano SpA                                           20,265                              197,833
Diageo PLC                                                         197,997                            3,255,204
Mercian Corp                                                        47,155                              147,824
                                                                                               -----------------
                                                                                                      3,830,300
                                                                                               -----------------
Brewery (0.98%)
InBev NV                                                            69,096                            3,479,736
Kirin Brewery Co Ltd                                               219,000                            3,237,058
Royal UNIBREW A/S                                                      917                               98,946
Wolverhampton & Dudley Brew PLC                                     14,108                              333,365
                                                                                               -----------------
                                                                                                      7,149,105

                                                                                               -----------------
Broadcasting Services & Programming (0.02%)
TV Azteca SA de CV                                                 290,755                              180,427
                                                                                               -----------------

Building - Heavy Construction (1.20%)
ACS Actividades Cons y Serv                                        118,705                            4,920,934
Aker Kvaerner ASA                                                   33,048                            3,209,842
CFE (CIE Francois D'enter)                                              37                               40,269
Lemminkainen Oyj                                                       366                               16,772
NCC AB                                                               5,733                              143,989
Severfield-Rowen PLC                                                 2,494                               56,847
Veidekke ASA                                                         2,117                               86,359
YTL Corp Bhd                                                       208,900                              293,941
                                                                                               -----------------
                                                                                                      8,768,953
                                                                                               -----------------
Building - Maintenance & Service (0.04%)
Babcock International Group                                         48,352                              282,997
                                                                                               -----------------


Building - Mobil Home & Manufactured
Housing (0.00%)
Maisons France Confort                                                 290                               21,772
                                                                                               -----------------

Building - Residential & Commercial (0.12%)
Desarrolladora Homex SA de CV ADR (b)(c)                             5,451                              208,882
Kaufman & Broad SA                                                   1,942                              114,974
Persimmon PLC                                                       22,045                              525,320
                                                                                               -----------------
                                                                                                        849,176
                                                                                               -----------------
Building & Construction - Miscellaneous (0.84%)
Ando Corp                                                           11,451                               31,084
Aveng Ltd                                                           51,741                              203,016
Ballast Nedam (b)                                                    1,700                               70,024
Bouygues                                                            54,101                            2,947,420
Galliford Try PLC                                                   18,426                               43,623
JM AB - Rights (a)(b)                                                6,734                                9,239
JM AB                                                                6,734                              431,258
Koninklijke BAM Groep NV                                            14,736                            1,580,574
Leighton Holdings Ltd                                               17,497                              221,972
Morgan Sindall PLC                                                   8,558                              184,644
Orascom Construction Industries                                      5,580                              232,684
Sjaelso Gruppen                                                        330                              144,381
United Group Ltd                                                     6,559                               65,741
                                                                                               -----------------
                                                                                                      6,165,660
                                                                                               -----------------
Building & Construction Products -
Miscellaneous (0.11%)
CSR Ltd                                                             67,284                              206,759
Kingspan Group PLC                                                  19,134                              315,739
Okabe Co Ltd                                                        12,729                               56,177
Sika AG (b)                                                            178                              207,517
                                                                                               -----------------
                                                                                                        786,192
                                                                                               -----------------
Building Products - Cement & Aggregate (1.40%)
Adelaide Brighton Ltd                                              115,528                              216,512
Akcansa Cimento AS                                                  20,072                              153,465
Associated Cement Co Ltd                                            22,732                              482,425
Cementir SpA                                                        11,923                               96,271
Cemex SA de CV                                                     140,644                              949,509
Holcim Ltd                                                          34,421                            2,878,218
Pretoria Portland Cement Co Ltd                                      5,458                              377,657
Rinker Group Ltd                                                   200,108                            3,218,830
Taiheiyo Cement Corp                                               380,013                            1,843,496
                                                                                               -----------------
                                                                                                     10,216,383
                                                                                               -----------------
Cable TV (0.03%)
Vivax SA (b)                                                        13,547                              200,816
                                                                                               -----------------

Casino Hotels (0.02%)
Genting Bhd                                                         22,998                              161,801
                                                                                               -----------------

Cellular Telecommunications (2.25%)
America Movil SA de CV ADR                                          42,637                            1,573,732
China Mobile Hong Kong Ltd                                         762,823                            4,437,048
Cosmote Mobile Telecommunications SA                                48,025                            1,176,019
Digi.Com BHD (b)                                                    76,907                              237,649
Far EasTone Telecommunications Co Ltd                              277,300                              345,039
LG Telecom Ltd (b)                                                 320,137                            3,597,808
MobileOne Ltd                                                       81,605                              110,932
Okinawa Cellular Telephone Co                                           24                               58,214
SK Telecom Co Ltd                                                    2,843                              667,647
Telepark Corp                                                           37                              110,805
Turkcell Iletisim Hizmet AS                                              1                                    4
Virgin Mobile Holdings UK PLC                                       16,925                              115,595
Vodafone Group PLC                                               1,685,401                            3,974,858
                                                                                               -----------------
                                                                                                     16,405,350
                                                                                               -----------------
Ceramic Products (0.01%)
Krosaki Harima Corp                                                 11,279                               61,432
                                                                                               -----------------

Chemicals - Diversified (1.31%)
K+S AG                                                              26,503                            2,392,004
Mitsubishi Gas Chemical Co Inc                                     339,106                            4,492,709
Nan Ya Plastics Corp                                               201,000                              293,568
NOF Corp                                                            36,338                              228,783
Sumitomo Chemical Co Ltd                                           243,715                            2,129,839
                                                                                               -----------------
                                                                                                      9,536,903
                                                                                               -----------------
Chemicals - Specialty (0.44%)
Elementis Plc                                                       20,215                               31,783
Givaudan                                                               442                              369,947
Tokyo Ohka Kogyo Co Ltd                                              5,876                              187,806
Umicore                                                             16,592                            2,641,779
                                                                                               -----------------
                                                                                                      3,231,315
                                                                                               -----------------
Circuit Boards (0.06%)
Ibiden Co Ltd                                                        7,339                              347,671
Simm Tech Co Ltd                                                     7,910                               90,572
                                                                                               -----------------
                                                                                                        438,243
                                                                                               -----------------
Coatings & Paint (0.01%)
Wattyl Ltd                                                          14,683                               39,550
                                                                                               -----------------

Commercial Banks (16.18%)
ABN AMRO Holding NV                                                167,206                            4,989,621
Amagerbanken A/S                                                     2,575                              196,971
Attijariwafa Bank (b)                                                  591                              133,299
Australia & New Zealand Banking Group Ltd                           79,394                            1,683,710
Banca Intesa SpA                                                   528,150                            3,126,841
Banca Monte dei Paschi di Siena SpA (c)                            410,323                            2,426,678
Banca Popolare di Verona e Novara Scrl                              14,137                              397,290
Banco Bilbao Vizcaya Argentaria SA                                 234,438                            5,170,884
Banco do Brasil SA                                                  15,528                              445,513
Banco Macro Bansud SA ADR                                            7,156                              165,805
Banco Sabadell SA                                                   19,476                              711,457
Banco Santander Central Hispano SA                                 378,376                            5,857,686
BanColombia SA ADR (c)                                               5,914                              204,624
Bank Hapoalim BM                                                    61,282                              308,610
Bank of Communications Co Ltd (b)(d)                               532,000                              324,196
Bank of Iwate Ltd/The                                                  825                               55,987
Bank of Nagoya Ltd/The                                               4,684                               34,617
Bank of the Philippine Islands                                     207,870                              244,931
Bank Rakyat Indonesia                                            1,255,000                              660,151
Barclays PLC                                                       547,104                            6,816,922
BNP Paribas                                                         56,369                            5,318,299
BNP Paribas (b)                                                      5,636                              513,642
Canadian Imperial Bank of Commerce (b)                              46,078                            3,402,753
Commerzbank AG                                                      83,052                            3,426,194
Credit Agricole SA                                                  87,250                            3,510,354
Credito Emiliano SpA                                                15,595                              216,873
Daegu Bank                                                         114,600                            2,150,573
Dah Sing Financial Holdings Ltd                                      7,600                               62,242
Daito Bank Ltd/The                                                  11,601                               24,584
Danske Bank A/S                                                     60,367                            2,398,044
DNB NOR ASA                                                        251,552                            3,481,618
Forstaedernes Bank A/S                                                 242                               36,165
HDFC Bank Ltd ADR                                                    4,586                              269,749
HSBC Holdings PLC                                                  656,049                           11,298,648
Industrial & Commercial Bank of China L                             88,000                              132,222
Julius Baer Holding AG                                              26,225                            2,507,057
Jyske Bank (b)                                                      28,194                            1,711,526
Kagoshima Bank Ltd/The                                               6,692                               53,970
KBC Groep NV                                                        42,519                            4,924,764
Keiyo Bank Ltd/The                                                  30,052                              194,206
Kookmin Bank                                                         7,929                              710,348
Mitsubishi UFJ Financial Group Inc                                     163                            2,554,904
Mizuho Financial Group Inc                                             755                            6,419,483
Oita Bank Ltd/The                                                    6,982                               57,225
Piraeus Bank SA                                                     70,113                            2,206,183
Pusan Bank                                                          43,515                              668,965
Raiffeisen International Bank Holding AS (b)                         4,198                              365,349
Royal Bank of Canada                                                61,800                            2,638,447
San-In Godo Bank Ltd/The                                             5,036                               51,374
Sberbank RF                                                            283                              510,815
Shiga Bank Ltd/The                                                   8,582                               63,651
Siam Commercial Bank Public (a)(b)                                 135,500                              234,429
Skandinaviska Enskilda Banken AB                                   119,816                            3,009,270
Societe Generale                                                    35,246                            5,376,561
Spar Nord Bank A/S                                                     190                               50,692
Sparebanken Midt-Norge                                               4,435                               56,716
Standard Bank Group Ltd                                             28,605                              405,302
State Bank of India Ltd                                              1,364                               68,677
Sumitomo Mitsui Financial Group Inc                                    514                            5,626,095
Sumitomo Trust & Banking Co Ltd/The                                284,000                            3,014,081
Taishin Financial Holdings Co Ltd                                  729,001                              479,816
Tokushima Bank Ltd/The                                               4,502                               36,820
Turkiye Is Bankasi                                                  69,366                              582,862
Westpac Banking Corp                                               165,721                            3,156,087
Wing Hang Bank Ltd                                                  16,000                              148,369
                                                                                               -----------------
                                                                                                    118,081,797
                                                                                               -----------------
Commercial Services (0.13%)
Aggreko Plc                                                         45,843                              255,813
ITE Group PLC                                                        5,029                               11,542
SGS SA                                                                 302                              297,933
So-net M3 Inc (b)                                                       44                              199,194
Venture Link Co Ltd                                                 36,400                              153,632
                                                                                               -----------------
                                                                                                        918,114
                                                                                               -----------------
Computer Services (0.04%)
Alten (b)                                                            4,331                              163,667
HIQ International AB                                                 7,380                               44,465
Sopra Group SA                                                         674                               62,487
                                                                                               -----------------
                                                                                                        270,619
                                                                                               -----------------
Computer Software (0.03%)
Totvs SA (b)                                                        10,778                              208,731
                                                                                               -----------------

Computers (0.16%)
High Tech Computer Corp                                             25,000                              799,223
Wistron Corp (b)                                                   285,000                              371,591
                                                                                               -----------------
                                                                                                      1,170,814
                                                                                               -----------------
Computers - Integrated Systems (0.02%)
Hitachi Systems & Services Ltd                                       4,912                              126,456
                                                                                               -----------------


Computers  -Memory Devices (0.06%)
Quanta Storage Inc                                                 237,400                              438,996
                                                                                               -----------------

Consulting Services (0.10%)
ASK Planning Center Inc                                              7,020                               53,726
Assystem                                                             2,928                               91,837
Intage Inc                                                           1,454                               41,252
KK DaVinci Advisors (b)                                                247                              274,685
Poyry Oyj                                                            1,286                               15,163
Savills PLC                                                          9,394                              223,000
                                                                                               -----------------
                                                                                                        699,663
                                                                                               -----------------
Containers - Paper & Plastic (0.00%)
Fujimori Kogyo Co Ltd                                                1,380                               23,020
                                                                                               -----------------

Cosmetics & Toiletries (0.07%)
Milbon Co Ltd                                                        1,200                               53,380
Natura Cosmeticos SA                                                19,900                              252,550
Oriflame Cosmetics SA                                                5,909                              222,814
                                                                                               -----------------
                                                                                                        528,744
                                                                                               -----------------
Diagnostic Equipment (0.01%)
Draegerwerk AG                                                         803                               52,092
                                                                                               -----------------

Distribution & Wholesale (0.47%)
Alesco Corp Ltd                                                      8,766                               66,179
Buhrmann NV                                                         16,270                              315,001
Inabata & Co Ltd                                                     5,757                               53,890
Itochu Enex Co Ltd                                                   3,900                               27,696
Itochu-Shokuhin Co Ltd                                                 684                               29,049
Univar NV                                                            3,238                              179,955
Wolseley PLC                                                       109,993                            2,745,027
Yuasa Trading Co Ltd (b)                                             2,897                                6,798
                                                                                               -----------------
                                                                                                      3,423,595
                                                                                               -----------------
Diversified Financial Services (0.95%)
Acta Holding ASA                                                    63,752                              286,897
Cathay Financial Holding Co Ltd                                     55,000                              123,253
Hana Financial Group Inc                                             4,894                              240,238
Investec Ltd                                                         5,529                              312,730
Investec PLC                                                         5,595                              317,297
Irish Life & Permanent Plc                                          34,486                              878,364
Sampo Oyj                                                          138,813                            2,860,645
Shin Kong Financial Holding Co Ltd                                 684,701                              729,638
Shinhan Financial Group Co Ltd                                      13,569                              676,148
Woori Finance Holdings Co Ltd                                       22,660                              511,724
                                                                                               -----------------
                                                                                                      6,936,934
                                                                                               -----------------
Diversified Manufacturing Operations (0.46%)
Charter PLC (b)                                                    225,367                            3,275,064
Senior PLC                                                          25,638                               31,689
Ten Cate NV                                                          2,820                               82,056
                                                                                               -----------------
                                                                                                      3,388,809
                                                                                               -----------------
Diversified Minerals (2.79%)
Anglo American PLC                                                  44,797                            1,902,098
Antofagasta PLC                                                     16,084                              688,487
BHP Billiton PLC                                                   448,486                            9,211,669
Dowa Mining Co Ltd                                                 178,000                            2,026,270
EuroZinc Mining Corp (b)                                           132,613                              299,416
Inmet Mining Corp                                                    9,318                              336,364
Teck Cominco Ltd                                                    48,498                            3,336,064

Xstrata PLC                                                         70,884                            2,557,524
                                                                                               -----------------
                                                                                                     20,357,892
                                                                                               -----------------
Diversified Operations (0.43%)
Alfa SA de CV                                                       38,393                              192,536
Bergman & Beving AB                                                  2,400                               50,692
GS Holdings Corp                                                     6,620                              207,050
Haci Omer Sabanchi Holding (b)                                           3                                    4
Haci Omer Sabanci Holding AS                                        14,098                               66,701
Hunting Plc                                                         27,960                              202,778
Imperial Holdings Ltd                                               15,895                              438,356
Swire Pacific Ltd                                                  194,000                            1,984,124
                                                                                               -----------------
                                                                                                      3,142,241
                                                                                               -----------------
Electric - Generation (0.38%)
British Energy Group PLC (b)                                       153,706                            1,848,127
CEZ                                                                  8,838                              302,034
Ratchaburi Electricity Generating
Holding PLC (a)(b)                                                 211,377                              218,016
Tractebel Energia SA                                                50,270                              413,458
                                                                                               -----------------
                                                                                                      2,781,635

                                                                                               -----------------
Electric - Integrated (2.86%)
ASM                                                                 17,019                               60,670
E.ON AG                                                             46,928                            5,742,823
EDP - Energias do Brasil SA                                         20,922                              305,139
Fortis Inc                                                           8,971                              174,448
Fortum Oyj                                                         147,544                            3,720,799
Iberdrola SA                                                        78,000                            2,536,889
International Power PLC                                            845,098                            4,577,563
Korea Electric Power Corp                                           14,560                              646,802
MVV Energie AG                                                         816                               24,206
Okinawa Electric Power Co Inc/The                                    1,565                              100,725
RWE AG                                                              19,415                            1,680,382
Verbund - Oesterreichische
Elektrizitaetswirtschafts AG                                         2,767                            1,313,181
                                                                                               -----------------
                                                                                                     20,883,627
                                                                                               -----------------
Electric Products - Miscellaneous (0.11%)
LG Electronics Inc                                                   6,960                              576,310
Solar Holdings A/S                                                     154                               15,603
Ultra Electronics Holdings                                           8,864                              176,181
                                                                                               -----------------
                                                                                                        768,094
                                                                                               -----------------
Electric-Transmission (0.08%)
Red Electrica de Espana                                              5,813                              202,463
Terna SpA                                                          142,388                              390,555
                                                                                               -----------------
                                                                                                        593,018
                                                                                               -----------------
Electronic Components - Miscellaneous (0.80%)
AddTech AB                                                             924                               13,636
AU Optronics Corp                                                  321,000                              526,180
Chemring Group PLC                                                   6,552                              137,909
HON HAI Precision Industry Co Ltd                                  170,995                            1,160,296
Hoya Corp                                                           88,300                            3,564,475
Koa Corp                                                             8,203                              125,344
Nihon Dempa Kogyo Co Ltd                                             3,900                              166,313
Star Micronics Co Ltd                                                5,000                              107,706
U-Shin Ltd                                                           5,113                               59,682
                                                                                               -----------------
                                                                                                      5,861,541
                                                                                               -----------------
Electronic Components - Semiconductors (0.82%)
Hynix Semiconductor Inc (b)                                         12,686                              443,176
Icos Vision Systems NV (b)                                           2,024                               98,667
MediaTek Inc                                                        26,400                              308,218
Mimasu Semiconductor Industry Co Ltd                                 1,500                               33,625

Samsung Electronics Co Ltd                                           3,971                            2,711,328
Shinko Electric Industries                                           5,751                              157,120
SOITEC (b)                                                          67,853                            2,211,139
                                                                                               -----------------
                                                                                                      5,963,273
                                                                                               -----------------
Electronic Measurement Instruments (0.02%)
V Technology Co Ltd                                                     13                              165,061
                                                                                               -----------------

Electronic Parts Distribution (0.01%)
Macnica Inc                                                            943                               26,424
Marubun Corp                                                         2,989                               45,594
                                                                                               -----------------
                                                                                                         72,018
                                                                                               -----------------
Energy - Alternate Sources (0.07%)
Solarworld AG                                                        1,710                              531,565
                                                                                               -----------------

Engineering - Research & Development
Services (0.99%)
ABB Ltd (b)                                                        325,408                            4,630,932
Arcadis NV                                                           2,243                              106,292
Bradken Ltd                                                         14,550                               61,933
Downer EDI Ltd                                                      29,477                              194,134
Keller Group PLC                                                     4,143                               37,351
Macmahon Holdings Ltd                                               22,346                               15,175
Meisei Industrial Co Ltd                                             3,729                               27,102
WorleyParsons Ltd                                                  141,472                            2,093,162
WSP Group PLC                                                        2,834                               22,833
                                                                                               -----------------
                                                                                                      7,188,914
                                                                                               -----------------
Enterprise Software & Services (0.03%)
Autonomy Corp PLC (b)                                               21,835                              178,896
Linedata Services                                                      520                               15,851
                                                                                               -----------------
                                                                                                        194,747
                                                                                               -----------------
Environmental Monitoring & Detection (0.01%)
Munters AB                                                           2,109                               79,953
                                                                                               -----------------

E-Services - Consulting (0.01%)
Transcom WorldWide SA (b)                                            5,798                               72,418
                                                                                               -----------------

Feminine Health Care Products (0.08%)
Hengan International Group Co Ltd                                  362,340                              600,500
                                                                                               -----------------

Finance - Consumer Loans (0.05%)
African Bank Investments Ltd                                        59,699                              331,250
                                                                                               -----------------

Finance - Credit Card (0.05%)
UFJ NICOS Co Ltd                                                    42,040                              370,335
                                                                                               -----------------

Finance - Investment Banker & Broker (2.35%)
Canaccord Capital Inc                                                4,128                               83,625
Credit Suisse Group                                                 18,713                            1,172,054
Daewoo Securities Co Ltd                                            28,941                              524,694
Daiwa Securities Group Inc                                         169,000                            2,336,699
Nomura Holdings Inc                                                219,073                            4,939,693
Takagi Securities Co Ltd                                            14,191                               99,412
UBS AG                                                              67,472                            7,974,580
                                                                                               -----------------
                                                                                                     17,130,757
                                                                                               -----------------
Finance - Leasing Company (0.88%)
Banca Italease                                                       8,677                              526,826
Century Leasing System Inc                                           5,176                               82,490
Fuyo General Lease Co Ltd                                            3,396                              140,063
ORIX Corp                                                           18,778                            5,623,534
STB Leasing Co Ltd                                                     948                               19,051
                                                                                               -----------------
                                                                                                      6,391,964
                                                                                               -----------------
Finance - Mortgage Loan/Banker (0.02%)
Paragon Group of Cos PLC                                            12,522                              162,511
                                                                                               -----------------

Finance - Other Services (0.98%)
Australian Stock Exchange Ltd                                        8,543                              212,933
Cabcharge Australia Ltd                                              8,769                               42,516
Datamonitor Plc                                                      4,224                               31,594
Deutsche Boerse AG                                                  25,431                            3,672,722
London Stock Exchange PLC                                          142,647                            3,211,217
                                                                                               -----------------
                                                                                                      7,170,982
                                                                                               -----------------
Financial Guarantee Insurance (0.05%)
Euler Hermes SA                                                      2,757                              342,424
                                                                                               -----------------

Fisheries (0.28%)
Cermaq ASA                                                           9,400                              137,710
PAN Fish ASA (b)                                                 1,893,844                            1,919,136
                                                                                               -----------------
                                                                                                      2,056,846
                                                                                               -----------------
Food - Baking (0.00%)
Hiestand Holding AG                                                     17                               17,290
                                                                                               -----------------

Food - Flour & Grain (0.03%)
Gruma SA de CV                                                      59,510                              185,181
Samyang Genex Co Ltd                                                   262                               23,333
                                                                                               -----------------
                                                                                                        208,514
                                                                                               -----------------
Food - Meat Products (0.02%)
Perdigao SA                                                         12,629                              124,705
                                                                                               -----------------

Food - Miscellaneous/Diversified (1.51%)
Daesang Corp                                                        28,636                              532,827
Groupe Danone                                                       38,406                            4,784,604
Indofood Sukses Makmur Tbk PT                                    1,423,342                              182,926
J-Oil Mills Inc                                                     24,630                              146,874
Nestle SA                                                           15,458                            4,701,096
Pulmuone Co Ltd                                                      1,031                               45,637
Tiger Brands Ltd                                                     9,460                              261,671
Unicharm Petcare Corp                                                1,996                               80,399
Universal Robina Corp                                              662,900                              291,307
                                                                                               -----------------
                                                                                                     11,027,341
                                                                                               -----------------
Food - Retail (0.05%)
Migros Turk TAS                                                     23,564                              328,219
                                                                                               -----------------

Food - Wholesale & Distribution (0.07%)
Metcash Ltd                                                        106,412                              371,404
Rock Field Co Ltd                                                    1,261                               27,274
Valor Co Ltd                                                         4,442                               90,240
                                                                                               -----------------
                                                                                                        488,918
                                                                                               -----------------
Footwear & Related Apparel (0.06%)
Geox SpA                                                            19,281                              274,447
Grendene SA                                                          7,351                               62,218
Prime Success International Group                                  158,306                              105,147
                                                                                               -----------------
                                                                                                        441,812
                                                                                               -----------------

Gambling (Non-Hotel) (0.29%)
OPAP SA                                                             57,901                            2,136,999
                                                                                               -----------------

Gold Mining (0.10%)
Harmony Gold Mining Co Ltd (b)                                      37,065                              605,967
Northgate Minerals Corp (b)                                         21,455                               84,629
Rio Narcea Gold Mines Ltd (b)                                       16,828                               34,991
                                                                                               -----------------
                                                                                                        725,587
                                                                                               -----------------
Home Furnishings (0.03%)
Nobia AB                                                             6,800                              214,059
                                                                                               -----------------

Human Resources (0.31%)
Brunel International                                                 2,219                               83,855
Michael Page International Plc                                     265,445                            1,850,337
Robert Walters Plc                                                  15,191                               64,612
USG People NV                                                        3,122                              268,599
                                                                                               -----------------
                                                                                                      2,267,403
                                                                                               -----------------
Import & Export (1.59%)
Daewoo International Corp                                            1,620                               69,217
Itochu Corp                                                        236,000                            2,136,813
Mitsubishi Corp                                                    193,359                            4,664,659
Sumitomo Corp                                                      315,000                            4,705,692
                                                                                               -----------------
                                                                                                     11,576,381
                                                                                               -----------------
Instruments - Scientific (0.04%)
Lasertec Corp                                                        4,570                              158,469
Ulvac Inc                                                            3,413                              147,937
                                                                                               -----------------
                                                                                                        306,406
                                                                                               -----------------
Insurance Brokers (0.01%)
April Group                                                          1,171                               62,174
                                                                                               -----------------

Internet Brokers (0.01%)
Comdirect Bank AG                                                    3,284                               38,844
                                                                                               -----------------

Internet Content - Entertainment (0.02%)
Buongiorno Vitaminic SpA (b)                                        26,630                              178,792
                                                                                               -----------------

Investment Companies (0.01%)
ABG Sundal Collier ASA (b)                                          15,633                               35,429
Bure Equity AB (b)                                                  46,391                               18,152
                                                                                               -----------------
                                                                                                         53,581
                                                                                               -----------------
Investment Management & Advisory Services (0.09%)
Aberdeen Asset Management PLC                                      117,794                              421,794
Record Investments Ltd                                              10,438                               83,950
Risa Partners Inc                                                       22                              116,357
                                                                                               -----------------
                                                                                                        622,101
                                                                                               -----------------
Leisure & Recreation Products (0.35%)
CTS Eventim AG (b)                                                   1,579                               54,140
Sega Sammy Holdings Inc                                             62,000                            2,464,799
                                                                                               -----------------
                                                                                                      2,518,939
                                                                                               -----------------
Life & Health Insurance (0.31%)
Metropolitan Holdings Ltd                                          130,319                              280,846
Resolution Plc                                                     132,523                            1,512,732
Sanlam Ltd                                                         188,259                              482,811
                                                                                               -----------------
                                                                                                      2,276,389
                                                                                               -----------------
Lottery Services (0.08%)
Lottomatica SpA                                                      7,955                              366,150

Tattersall's Ltd                                                    74,852                              182,308
                                                                                               -----------------
                                                                                                        548,458
                                                                                               -----------------
Machinery - Construction & Mining (1.04%)
Aichi Corp                                                           5,568                               61,580
Atlas Copco AB                                                      79,529                            2,342,002
Hitachi Construction Machinery Co Ltd                               65,900                            1,794,650
Komatsu Ltd                                                        155,000                            3,304,947
Wajax Income Fund                                                    2,377                               81,775
                                                                                               -----------------
                                                                                                      7,584,954
                                                                                               -----------------
Machinery - Electrical (0.02%)
Disco Corp                                                           2,200                              140,438
                                                                                               -----------------

Machinery - Farm (0.43%)
Kubota Corp                                                        275,374                            3,103,383
                                                                                               -----------------

Machinery - General Industry (1.04%)
Alstom RGPT (b)                                                     21,124                            1,910,518
Andritz AG                                                           1,404                              245,793
Frigoglass SA                                                        2,526                               34,046
Furukawa Co Ltd                                                     35,000                               89,186
Hyundai Elevator Co Ltd                                                450                               43,655
MAN AG                                                              45,281                            3,426,862
MMI Holding Ltd                                                    231,764                               99,646
Nabtesco Corp                                                       35,582                              449,604
Okuma Holdings Inc                                                  31,222                              422,399
Pinguely-Haulotte                                                   10,575                              322,497
Sintokogio Ltd                                                      10,771                              163,734
Toshiba Machine Co Ltd                                              32,696                              389,661
                                                                                               -----------------
                                                                                                      7,597,601
                                                                                               -----------------
Machinery - Material Handling (0.01%)
Fuji Machine Manufacturing Co Ltd                                    3,487                               65,648
                                                                                               -----------------

Machinery - Thermal Processing (0.01%)
Denyo Co Ltd                                                         4,456                               68,362
                                                                                               -----------------

Medical - Biomedical/Gene (0.03%)
Crucell NV (b)                                                       7,858                              214,398
Fornix Biosciences NV                                                  592                               19,762
                                                                                               -----------------
                                                                                                        234,160
                                                                                               -----------------
Medical - Drugs (5.08%)
Active Biotech AB (b)                                                2,810                               29,295
AstraZeneca PLC                                                    115,003                            6,331,687
Chong Kun Dang Pharm Corp                                            2,970                              123,435
Daewoong Pharmaceutical Co Ltd                                       4,266                              199,686
Dr Reddy's Laboratories Ltd ADR (c)                                 12,625                              409,176
GlaxoSmithKline PLC                                                144,899                            4,100,766
Hikma Pharmaceuticals PLC                                           25,906                              206,717
Merck KGaA                                                          14,897                            1,580,579
Nippon Shinyaku Co Ltd                                               2,000                               17,531
Novartis AG                                                        113,542                            6,495,287
Recordati SpA                                                       18,678                              144,931
Roche Holding AG                                                    48,411                            7,422,696
Rohto Pharmaceutical Co Ltd                                        124,882                            1,515,643
Sanofi-Aventis                                                      49,763                            4,685,634
Takeda Pharmaceutical Co Ltd                                        42,200                            2,571,909
Tsumura & Co                                                        47,000                            1,247,023
                                                                                               -----------------
                                                                                                     37,081,995
                                                                                               -----------------

Medical - Generic Drugs (0.09%)
Sawai Pharmaceutical Co Ltd                                            920                               35,124
Teva Pharmaceutical Industries Ltd ADR                              16,096                              651,888
                                                                                               -----------------
                                                                                                        687,012
                                                                                               -----------------
Medical - Nursing Homes (0.00%)
Orpea (b)                                                              470                               34,812
                                                                                               -----------------

Medical Instruments (0.04%)
Gyrus Group PLC (b)                                                 27,035                              186,856
Nihon Kohden Corp                                                    6,000                              105,079
                                                                                               -----------------
                                                                                                        291,935
                                                                                               -----------------
Medical Laboratory & Testing Service (0.03%)
BioMerieux                                                           1,372                               85,323
BML Inc                                                              1,648                               32,253
CML Healthcare Income Fund                                           8,429                              108,470
                                                                                               -----------------
                                                                                                        226,046
                                                                                               -----------------
Medical Products (0.40%)
Phonak Holding AG                                                   46,746                            2,894,024
                                                                                               -----------------

Metal - Aluminum (0.10%)
Aluminum Corp of China Ltd                                         312,000                              309,841
Aluminum of Greece S.A.I.C.                                          5,608                              131,958
Hindalco Industries Ltd (b)                                         65,599                              311,458
                                                                                               -----------------
                                                                                                        753,257
                                                                                               -----------------
Metal - Diversified (1.48%)
AUR Resources Inc                                                   18,279                              266,710
Breakwater Resources Ltd (b)                                        25,288                               32,272
JSC MMC Norilsk Nickel - ADR (a)(b)                                  5,474                              229,908
MMC Norilsk Nickel ADR                                               5,345                              700,195
Rio Tinto PLC                                                      112,149                            6,150,093
Zinifex Ltd                                                        432,635                            3,397,502
                                                                                               -----------------
                                                                                                     10,776,680
                                                                                               -----------------
Metal - Iron (0.05%)
Novolipetsk Steel (a)                                               17,197                              378,506
                                                                                               -----------------

Metal Processors & Fabrication (0.11%)
Ahresty Corp                                                         1,926                               48,909
Catcher Technology Co Ltd                                           42,440                              473,536
Martinrea International Inc (b)                                      1,800                               13,895
Nippon Filcon Co Ltd/Tokyo                                           3,664                               75,398
Ryobi Ltd                                                           11,314                               84,013
Tocalo Co Ltd                                                        3,735                              138,345
                                                                                               -----------------
                                                                                                        834,096
                                                                                               -----------------
Metal Products - Distribution (0.02%)
Daiichi Jitsugyo Co Ltd                                              5,726                               33,093
Furusato Industries Ltd                                              2,279                               47,296
Onoken Co Ltd                                                          886                               14,919
Sato Shoji Corp                                                      2,558                               34,473
                                                                                               -----------------
                                                                                                        129,781
                                                                                               -----------------
Mining Services (0.00%)
Dynatec Corp (b)                                                    24,048                               31,118
                                                                                               -----------------

Miscellaneous Manufacturers (0.04%)
Fenner Plc                                                          10,183                               38,731
Mecalux SA (b)                                                       1,110                               39,611

RHI AG (b)                                                           6,028                              197,802
                                                                                               -----------------
                                                                                                        276,144
                                                                                               -----------------
Mortgage Banks (0.06%)
Bradford & Bingley PLC                                              47,791                              420,873
                                                                                               -----------------

Multi-line Insurance (3.14%)
Alm. Brand Skadesforsikring A/S (b)                                  2,282                              138,144
AXA SA                                                             174,834                            6,406,491
Baloise Holding AG                                                  38,992                            2,968,878
CNP Assurances                                                         532                               57,431
Fondiaria-Sai SpA                                                   50,424                            1,985,532
Grupo Catalana Occidente SA                                          1,138                              151,949
ING Groep NV                                                       166,060                            6,748,077
Porto Seguro SA (b)                                                 28,149                              570,720
Zurich Financial Services AG                                        16,051                            3,894,182
                                                                                               -----------------
                                                                                                     22,921,404
                                                                                               -----------------
Multimedia (0.02%)
Corus Entertainment - B Shares (b)                                   4,180                              138,506
                                                                                               -----------------

Non-Ferrous Metals (0.16%)
Grupo Mexico SA de CV                                              153,566                              537,419
Hudbay Minerals (b)                                                 35,148                              410,904
Korea Zinc Co Ltd                                                    1,120                              100,814
Poongsan Corp                                                        4,720                              107,591
                                                                                               -----------------
                                                                                                      1,156,728
                                                                                               -----------------
Office Automation & Equipment (1.18%)
Canon Inc                                                           82,263                            6,274,175
Neopost SA                                                          20,571                            2,323,038
                                                                                               -----------------
                                                                                                      8,597,213
                                                                                               -----------------
Office Furnishings - Original (0.00%)
Samas Groep (b)                                                      1,158                               14,733
                                                                                               -----------------

Oil - Field Services (0.63%)
Bourbon SA                                                           1,996                              254,444
CCS Income Trust                                                     1,893                               64,702
Fugro NV                                                            50,691                            2,125,028
Peak Energy Services Trust                                           4,239                               48,044
Petrofac Ltd                                                        18,208                              113,519
Trican Well Service Ltd                                             41,256                            1,995,147
                                                                                               -----------------
                                                                                                      4,600,884
                                                                                               -----------------
Oil & Gas Drilling (0.30%)
AOC Holdings Inc                                                    11,523                              242,165
Ensign Energy Services Inc                                          42,242                            1,767,638
Sinvest ASA (b)                                                     10,473                              214,885
                                                                                               -----------------
                                                                                                      2,224,688
                                                                                               -----------------
Oil Company - Exploration & Production (0.60%)
EnCana                                                              35,798                            1,785,188
Focus Energy Trust                                                   2,929                               64,694
JKX Oil & Gas PLC                                                   17,663                              131,792
NovaTek OAO (a)                                                      2,663                              111,888
Oao Gazprom (b)                                                      7,168                              894,056
PTT Public Company Limited (a)(b)                                   34,424                              236,396
Synenco Energy Inc (b)                                               5,044                              111,364
Total Gabon                                                             31                               28,506
Tullow Oil PLC                                                      80,555                              602,522
                                                                                               -----------------
                                                                                                      4,414,216
                                                                                               -----------------

Oil Company - Integrated (7.07%)
BG Group PLC                                                       459,391                            6,158,224
BP PLC                                                             557,315                            6,858,046
China Petroleum & Chemical Corp                                  1,054,768                              669,973
ENI SpA                                                            240,742                            7,338,678
Imperial Oil Ltd (b)                                                13,500                            1,463,549
LUKOIL ADR                                                          19,885                            1,782,690
Mol Magyar Olaj- es Gazipari Rt                                      3,639                              432,383
OMV AG                                                              29,402                            2,041,070
PetroChina Co Ltd                                                1,163,587                            1,283,095
Petroleo Brasileiro SA ADR (c)                                      17,743                            1,753,541
Royal Dutch Shell PLC - A Shares                                    61,900                            2,119,292
Royal Dutch Shell PLC - B Shares                                   130,900                            4,670,581
Sasol Ltd                                                           15,127                              632,009
Star Energy Group PLC (b)                                            8,761                               54,302
Statoil ASA                                                         82,700                            2,717,620
Suncor Energy Inc (b)                                               43,739                            3,737,068
Total SA                                                            28,615                            7,901,052
                                                                                               -----------------
                                                                                                     51,613,173
                                                                                               -----------------
Oil Field Machinery & Equipment (0.04%)
APL ASA (b)                                                          1,808                               34,828
KS Energy Services Ltd                                               5,742                                9,004
Total Energy Services Trust                                          5,088                               86,272
Western Lakota Energy Services Inc (b)                               9,106                              144,243
                                                                                               -----------------
                                                                                                        274,347
                                                                                               -----------------
Oil Refining & Marketing (0.09%)
SK Corp                                                              4,370                              321,542
Thai Oil Public (a)(b)                                             110,519                              198,563
Tupras Turkiye Petrol Rafine                                         4,995                              105,874
                                                                                               -----------------
                                                                                                        625,979
                                                                                               -----------------
Optical Supplies (0.08%)
Cie Generale d'Optique Essilor International SA                      6,133                              614,173
                                                                                               -----------------

Paper & Related Products (0.25%)
Mitsubishi Paper Mills Ltd                                          63,000                              132,951
Rengo Co Ltd                                                       214,628                            1,687,705
                                                                                               -----------------
                                                                                                      1,820,656
                                                                                               -----------------
Petrochemicals (0.07%)
Honam Petrochemical Corp                                             7,914                              503,435
                                                                                               -----------------

Photo Equipment & Supplies (0.19%)
Olympus Corp                                                        47,000                            1,341,681
Tamron Co Ltd                                                        2,700                               50,123
                                                                                               -----------------
                                                                                                      1,391,804
                                                                                               -----------------
Pipelines (0.00%)
Australian Pipeline Trust                                            5,084                               17,243
                                                                                               -----------------

Platinum (0.10%)
Impala Platinum Holdings Ltd                                         3,453                              650,057
Northam Platinum Ltd                                                17,875                               90,770
                                                                                               -----------------
                                                                                                        740,827
                                                                                               -----------------
Power Converter & Supply Equipment (0.66%)
Bharat Heavy Electricals (b)                                        10,661                              563,518
Delta Electronics Inc                                              138,000                              429,925
Harbin Power Equipment                                             224,573                              204,193
Schneider Electric SA                                               31,714                            3,585,388
                                                                                               -----------------
                                                                                                      4,783,024
                                                                                               -----------------
Precious Metals (0.03%)
Gabriel Resources Ltd (b)                                           15,655                               44,846
Gammon Lake Resources Inc (b)                                       12,837                              197,272
                                                                                               -----------------
                                                                                                        242,118
                                                                                               -----------------
Printing - Commercial (0.05%)
American Banknote SA (b)                                            14,940                              125,021
Nissha Printing Co Ltd                                               5,092                              205,553
                                                                                               -----------------
                                                                                                        330,574
                                                                                               -----------------
Professional Sports (0.00%)
Parken Sport & Entertainment A/S                                       144                               23,586
                                                                                               -----------------

Property & Casualty Insurance (0.74%)
Aksigorta AS                                                        25,523                              128,484
Amlin PLC                                                          308,583                            1,581,729
Chaucer Holdings PLC                                                72,026                               91,643
Dongbu Insurance Co Ltd                                             17,730                              443,626
Highway Insurance Holdings PLC                                      28,547                               46,051
Meritz Fire & Marine Insurance Co Ltd                               31,600                              194,317
PICC Property & Casualty Co Ltd (c)                                497,179                              181,145
QBE Insurance Group Ltd                                            162,545                            2,760,142
                                                                                               -----------------
                                                                                                      5,427,137
                                                                                               -----------------
Property Trust (0.03%)
Babcock & Brown Japan Property Trust                                36,740                               49,899
Galileo Shopping America Trust                                     220,107                              198,737
                                                                                               -----------------
                                                                                                        248,636
                                                                                               -----------------
Publishing - Periodicals (0.17%)
United Business Media PLC                                           27,353                              355,485
Wolters Kluwer NV                                                   19,721                              512,979
Woongjin Thinkbig Co Ltd                                            17,410                              335,944
                                                                                               -----------------
                                                                                                      1,204,408
                                                                                               -----------------
Real Estate Magagement & Services (0.42%)
Apamanshop Network Co Ltd                                              265                              135,749
Ardepro Co Ltd                                                          75                              120,184
Creed Corp                                                              42                              226,550
Daito Trust Construction Co Ltd                                     37,000                            1,918,038
DTZ Holdings PLC                                                    11,680                              136,616
Erinaceous Group PLC                                                25,647                              175,747
IVG Immobilien AG                                                    6,102                              175,019
Ryowa Life Create Co Ltd                                             5,021                               45,506
Tosei Corp                                                              61                               69,974
Wallenstam Byggnads AB                                               1,929                               27,946
                                                                                               -----------------
                                                                                                      3,031,329

                                                                                               -----------------
Real Estate Operator & Developer (2.25%)
Agile Property Holdings Ltd (b)                                    458,000                              354,414
Beijing North Star Co                                              640,000                              177,465
Brookfield Asset Management Inc (b)                                105,759                            4,395,338
Capital & Regional PLC                                              10,540                              211,697
CapitaLand Ltd                                                     855,000                            2,648,900
CLS Holdings Plc (b)                                                 3,366                               33,773
Consorcio ARA SA de CV                                              39,800                              210,362
Development Securities PLC                                           2,348                               24,732
Fadesa Inmobiliaria SA                                              10,703                              394,485
Hammerson Plc                                                      134,392                            2,843,396
Inmobiliaria Colonial                                                3,013                              214,816
Inmobiliaria Urbis SA                                                7,159                              173,594
IRSA Inversiones y Representaciones SA (b)(c)                       14,705                              195,723
Joint Corp                                                           9,154                              299,789

Leopalace21 Corp                                                    11,319                              440,073
Mitsui Fudosan Co Ltd                                              157,000                            3,505,692
Risanamento SpA                                                     16,794                              121,004
United Overseas Land Ltd                                            62,858                              121,614
Wing Tai Holdings Ltd                                               40,442                               44,748
                                                                                               -----------------
                                                                                                     16,411,615
                                                                                               -----------------
Recycling (0.04%)
Asahi Pretec Corp                                                    8,212                              296,265
                                                                                               -----------------

Reinsurance (0.05%)
Korean Reinsurance Co                                               29,972                              359,080
                                                                                               -----------------

REITS - Diversified (0.09%)
CapitaCommercial Trust                                              40,000                               46,030
Gecina SA                                                            1,270                              166,535
Unibail                                                              2,371                              412,454
                                                                                               -----------------
                                                                                                        625,019

                                                                                               -----------------
Rental - Auto & Equipment (0.43%)
Ashtead Group PLC                                                  620,576                            2,656,421
Boom Logistics Ltd                                                  41,677                              146,728
Nishio Rent All Co Ltd                                                 734                               14,333
Northgate Plc                                                        8,296                              165,872
Ramirent Oyj                                                         2,096                               78,071
Sixt AG                                                              2,011                               99,300
                                                                                               -----------------
                                                                                                      3,160,725
                                                                                               -----------------
Retail - Apparel & Shoe (0.45%)
Etam Developpement SA                                                  464                               38,692
Honeys Co Ltd                                                        4,390                              238,336
Inditex SA                                                          50,665                            2,058,204
Just Group Ltd                                                      86,484                              206,702
Lindex AB                                                           11,780                              173,850
Lojas Renner SA                                                      4,124                              235,657
Pal Co Ltd                                                             797                               58,275
Point Inc                                                            3,378                              238,412
                                                                                               -----------------
                                                                                                      3,248,128
                                                                                               -----------------
Retail - Automobile (0.02%)
Pendragon Plc                                                       12,891                              142,346
                                                                                               -----------------

Retail - Bookstore (0.03%)
Culture Convenience Club Co Ltd                                     15,966                              200,344
                                                                                               -----------------

Retail - Building Products (0.01%)
Homac Corp                                                           5,129                               85,783
                                                                                               -----------------

Retail - Catalog Shopping (0.01%)
N Brown Group PLC                                                   18,466                               73,843
Senshukai Co Ltd                                                     1,872                               25,342
                                                                                               -----------------
                                                                                                         99,185
                                                                                               -----------------
Retail - Consumer Electronics (0.39%)
Carphone Warehouse Group PLC                                        84,123                              514,913
Joshin Denki Co Ltd                                                 17,722                              138,579
Yamada Denki Co Ltd                                                 19,900                            2,162,513
                                                                                               -----------------
                                                                                                      2,816,005
                                                                                               -----------------
Retail - Discount (0.01%)
Izumiya Co Ltd                                                       5,694                               53,699
                                                                                               -----------------


Retail - Drug Store (0.01%)
Cosmos Pharmaceutical Corp                                           3,070                               84,680
                                                                                               -----------------

Retail - Home Furnishings (0.12%)
Beter BED Holdings NV                                                  468                               29,264
Ellerine Holdings Ltd                                               32,700                              499,072
JD Group Ltd                                                        22,216                              341,082
                                                                                               -----------------
                                                                                                        869,418
                                                                                               -----------------
Retail - Hypermarkets (0.03%)
Controladora Comercial Mexicana SA de CV                           128,527                              217,941
                                                                                               -----------------

Retail - Jewelry (0.60%)
Compagnie Financiere Richemont AG                                   76,901                            3,972,574
Swatch Group AG                                                      2,368                              423,432
                                                                                               -----------------
                                                                                                      4,396,006
                                                                                               -----------------
Retail - Major Department Store (0.80%)
Lotte Shopping Co (b)                                               95,318                            1,990,840
Marks & Spencer Group PLC                                          359,375                            3,831,130
                                                                                               -----------------
                                                                                                      5,821,970
                                                                                               -----------------
Retail - Miscellaneous/Diversified (0.43%)
Aeon Co Ltd                                                         99,200                            2,462,627
Foschini Ltd                                                        35,604                              358,068
Hyundai H&S Co Ltd                                                     784                               63,505
Izumi Co Ltd                                                         3,426                              137,400
Macintosh Retail Group NV                                              585                               61,162
Miller's Retail Ltd                                                 63,328                               82,406
                                                                                               -----------------
                                                                                                      3,165,168
                                                                                               -----------------
Retail - Pubs (0.59%)
Punch Taverns PLC                                                  272,192                            4,336,489
                                                                                               -----------------

Retail - Regional Department Store (0.00%)
Gruppo Coin SpA (b)                                                  3,228                               17,444
                                                                                               -----------------

Retail - Toy Store (0.01%)
JUMBO SA                                                             2,810                               45,661
                                                                                               -----------------

Retail - Video Rental (0.03%)
Geo Co Ltd                                                              86                              187,513
                                                                                               -----------------

Rubber - Tires (0.76%)
Continental AG                                                      46,428                            5,518,468
                                                                                               -----------------

Rubber & Plastic Products (0.04%)
Ansell Ltd                                                          23,386                              202,282
Bando Chemical Industries Ltd                                        3,799                               17,964
Shin-Etsu Polymer Co Ltd                                             4,400                               75,671
                                                                                               -----------------
                                                                                                        295,917
                                                                                               -----------------
Schools (0.00%)
Raffles Education Corp Ltd                                          22,585                               35,700
                                                                                               -----------------

Security Services (0.01%)
Garda World Security Corp (b)                                        1,633                               36,579
                                                                                               -----------------

Semiconductor Component - Integrated Circuits (1.25%)
Advanced Semiconductor Engineering Inc                             271,000                              321,911
Chipbond Technology Corp                                           133,000                              177,161

CSR PLC (b)                                                        166,314                            3,663,890
Novatek Microelectronics Corp Ltd                                   83,983                              500,118
Siliconware Precision Industries Co                                239,000                              346,822
Taiwan Semiconductor Manufacturing Co Ltd                          703,049                            1,500,584
Wolfson Microelectronics PLC (b)                                   307,765                            2,632,024
                                                                                               -----------------
                                                                                                      9,142,510
                                                                                               -----------------
Shipbuilding (0.03%)
Aker Yards AS                                                        2,938                              234,945
                                                                                               -----------------

Silver Mining (0.03%)
Silver Wheaton Corp (b)(c)                                          17,894                              200,570
                                                                                               -----------------

Soap & Cleaning Products (0.54%)
Henkel KGaA                                                          5,867                              705,264
Hindustan Lever Ltd                                                 54,406                              351,946
Reckitt Benckiser PLC                                               79,078                            2,874,727
                                                                                               -----------------
                                                                                                      3,931,937
                                                                                               -----------------
Steel - Producers (1.93%)
Angang New Steel Co Ltd                                            518,000                              450,949
Boehler-Uddeholm AG                                                  1,149                              260,246
Cia Siderurgica Nacional SA ADR (c)                                  9,739                              342,910
Evraz Group SA (a)(d)                                               18,021                              450,525
Hyundai Steel Co                                                     5,280                              204,046
IPSCO                                                               27,194                            2,800,093
Osaka Steel Co Ltd                                                   4,070                               83,930
POSCO ADR                                                            5,718                              402,947
Salzgitter AG                                                       30,290                            2,403,756
Sumitomo Metal Industries Ltd                                      771,000                            3,240,631
Tenaris SA ADR (c)                                                   6,800                              312,120
Ternium SA ADR (b)(c)                                               21,793                              582,309
ThyssenKrupp AG                                                     69,977                            2,303,273
Tokyo Tekko Co Ltd                                                  16,966                              186,596
Tubos Reunidos SA                                                    2,469                               40,991
                                                                                               -----------------
                                                                                                     14,065,322
                                                                                               -----------------
Steel - Specialty (0.01%)
Nippon Metal Industry Co Ltd                                        47,020                              106,227
                                                                                               -----------------

Steel Pipe & Tube (0.67%)
Vallourec                                                            3,779                            4,903,032
                                                                                               -----------------

Storage & Warehousing (0.01%)
Big Yellow Group PLC                                                 7,971                               59,149
                                                                                               -----------------

Sugar (0.05%)
Cosan SA Industria e Comercio (b)                                    4,993                              391,561
                                                                                               -----------------

Telecommunication Equipment (0.36%)
Foxconn International Holdings Ltd (b)                             187,968                              404,850
INTOPS Co Ltd                                                        2,534                               71,464
Option NV (b)(c)                                                    74,796                            2,138,724
                                                                                               -----------------
                                                                                                      2,615,038
                                                                                               -----------------
Telecommunication Services (0.53%)
Starhub Ltd                                                      1,722,095                            2,438,981
Telenor ASA                                                        123,400                            1,428,264
                                                                                               -----------------
                                                                                                      3,867,245
                                                                                               -----------------
Telephone - Integrated (0.92%)
China Netcom Group Corp Hong Kong Ltd                              347,311                              633,824
Hellenic Telecommunications Organization SA                         73,305                            1,638,090
Royal KPN NV                                                       282,421                            3,312,053
Telefonos de Mexico SA de CV ADR                                    34,768                              764,549
Telkom SA Ltd                                                       14,025                              331,662
                                                                                               -----------------
                                                                                                      6,680,178
                                                                                               -----------------
Television (0.54%)
Antena 3 de Television SA                                           10,515                              276,561
Carrere Group (b)                                                      880                               26,039
Modern Times Group AB (b)                                           66,940                            3,661,588
                                                                                               -----------------
                                                                                                      3,964,188
                                                                                               -----------------
Textile - Apparel (0.01%)
Descente Ltd                                                        14,838                               84,844
                                                                                               -----------------

Textile - Products (0.05%)
Nishat Mills Ltd                                                   193,718                              393,858
                                                                                               -----------------

Tobacco (1.08%)
British American Tobacco PLC                                       211,528                            5,390,473
Imperial Tobacco Group PLC                                          80,973                            2,507,961
                                                                                               -----------------
                                                                                                      7,898,434
                                                                                               -----------------
Tools - Hand Held (0.04%)
Hitachi Koki Co Ltd                                                 15,190                              268,020
Hitachi Tool Engineering Ltd                                         1,403                               32,188
                                                                                               -----------------
                                                                                                        300,208
                                                                                               -----------------
Transport - Air Freight (0.01%)
Yusen Air & Sea Service Co Ltd                                       3,300                               89,002
                                                                                               -----------------

Transport - Marine (0.17%)
Brostrom AB                                                          5,506                              120,023
Clarkson PLC                                                           691                               10,594
Cosco Corp Singapore Ltd                                            97,090                               87,784
Hyundai Merchant Marine Co Ltd                                      22,990                              467,990
Labroy Marine Ltd                                                  189,970                              180,169
Shinwa Kaiun Kaisha Ltd                                             21,462                               61,454
Smit Internationale NV                                                 875                               77,594
STX Pan Ocean Co Ltd                                               547,000                              264,577
Wan Hai Lines Ltd                                                        1                                    1
                                                                                               -----------------
                                                                                                      1,270,186
                                                                                               -----------------
Transport - Rail (0.88%)
Canadian National Railway                                           79,800                            3,570,009
East Japan Railway Co                                                  362                            2,818,021
                                                                                               -----------------
                                                                                                      6,388,030
                                                                                               -----------------
Transport - Services (0.01%)
SMRT Corp Ltd                                                       95,982                               68,576
TransForce Income Fund                                               1,755                               29,006
                                                                                               -----------------
                                                                                                         97,582
                                                                                               -----------------
Travel Services (0.02%)
Hana Tour Service Inc                                                1,790                              145,371
                                                                                               -----------------

Water (0.01%)
Athens Water Supply & Sewage                                         9,511                               90,813
                                                                                               -----------------

Web Portals (0.16%)
Neowiz Corp                                                         10,190                            1,140,865
                                                                                               -----------------


Wire & Cable Products (0.38%)
LS Cable Ltd                                                         9,068                              374,949
Sumitomo Electric Industries Ltd                                   151,700                            2,401,695
                                                                                               -----------------
                                                                                                      2,776,644
                                                                                               -----------------
Wireless Equipment (0.77%)
Nokia OYJ                                                          247,699                            5,631,863
                                                                                               -----------------

COMMON STOCKS (97.71%)
Oil Company - Exploration & Production (0.60%)
Oao Gazprom (b)                                                     11,251                              447,810
                                                                                               -----------------

Retail - Convenience Store (0.21%)
Alimentation Couche Tard Inc                                        67,900                            1,551,844
                                                                                               -----------------
TOTAL COMMON STOCKS                                                                         $       713,003,770
                                                                                               -----------------
PREFERRED STOCKS (0.67%)
Airlines (0.08%)
Tam SA                                                              21,881                              551,406
                                                                                               -----------------

Commercial Banks (0.10%)
Banco Bradesco SA                                                   18,585                              708,207
                                                                                               -----------------

Dialysis Centers (0.07%)
Fresenius AG                                                         3,165                              549,182
                                                                                               -----------------

Diversified Minerals (0.07%)
Cia Vale do Rio Doce                                                10,720                              477,242
                                                                                               -----------------

Investment Companies (0.00%)
Lereko Mobility Pty Ltd                                              1,240                                9,031
                                                                                               -----------------

Machinery - Material Handling (0.00%)
Jungheinrich AG                                                        434                               14,673
                                                                                               -----------------

Steel - Producers (0.11%)
Gerdau SA                                                           27,304                              472,630
Usinas Siderurgicas de Minas Gerais SA                               8,400                              318,125
                                                                                               -----------------
                                                                                                        790,755
                                                                                               -----------------
Television (0.24%)
ProSiebenSat.1 Media AG                                             64,437                            1,779,207
                                                                                               -----------------
TOTAL PREFERRED STOCKS                                                                      $         4,879,703
                                                                                               -----------------
                                                                Principal
                                                                  Amount                            Value
                                                                ----------- ------------------ -----------------
SHORT TERM INVESTMENTS (0.95%)
Commercial Paper (0.95%)
Investment in Joint Trading Account; HSBC Funding
4.82%, 5/ 1/2006                                                 6,965,718                            6,965,718
                                                                                               -----------------
TOTAL SHORT TERM INVESTMENTS                                                                $         6,965,718
                                                                                               -----------------
MONEY MARKET FUNDS (1.34%)
BNY Institutional Cash Reserve Fund (e)                          9,748,000                            9,748,000
                                                                                               -----------------
TOTAL MONEY MARKET FUNDS                                                                    $         9,748,000
                                                                                               -----------------
Total Investments                                                                           $       734,597,191
Liabilities in Excess of Other Assets, Net - (0.67)%                                                (4,871,394)
                                                                                               -----------------
TOTAL NET ASSETS - 100.00%                                                                  $       729,725,797
                                                                                               =================
                                                                                               -----------------

                                                                                               =================

(a) Market value is determined in accordance with procedures rs. At the end of the period, the value of these securities totaled

(b) Non-Income Producing Security
(c) Security or a portion of the security was on loan at the
(d) Security exempt from registration under Rule 144A of the resold in transactions exempt from registration, normally to qualifated, these securities are not considered illiquid. At the end of th0 or 0.00% of net assets.


(e) Security was purchased with the cash proceeds from securi

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              158,700,
Unrealized Depreciation                              (2,186,4
                                                -------------
Net Unrealized Appreciation (Depreciation)           156,513,
Cost for federal income tax purposes                 578,016,


Portfolio Summary (unaudited)
----------------------------------------------- -------------
Country                                                  Perc
----------------------------------------------- -------------
Japan                                                     19.
United Kingdom                                            18.
France                                                     8.
Switzerland                                                7.
Germany                                                    5.
Canada                                                     5.
Netherlands                                                3.
Korea, Republic Of                                         3.
Spain                                                      3.
Australia                                                  2.
Italy                                                      2.
United States                                              2.
Norway                                                     1.
Belgium                                                    1.
Finland                                                    1.
Sweden                                                     1.
Taiwan, Province Of China                                  1.
Greece                                                     1.
Hong Kong                                                  1.
Brazil                                                     1.
South Africa                                               0.
Singapore                                                  0.
Russian Federation                                         0.
Mexico                                                     0.
Denmark                                                    0.
Austria                                                    0.
China                                                      0.
India                                                      0.
Turkey                                                     0.
Ireland                                                    0.
Luxembourg                                                 0.
Thailand                                                   0.
Israel                                                     0.
Indonesia                                                  0.
Malaysia                                                   0.
Philippines                                                0.
Hungary                                                    0.
Pakistan                                                   0.
Argentina                                                  0.
Czech Republic                                             0.
Egypt                                                      0.
Colombia                                                   0.
Morocco                                                    0.
Liabilities in Excess of Other Assets, Net              (-0.6
                                                -------------
TOTAL NET ASSETS                                         100.
                                                =============


Schedule of Investments
April 30, 2006 (unaudited)
Government & High Quality Bond Fund
                                                                Principal
                                                                  Amount                            Value
                                                                ----------- ------------------ -----------------
BONDS (61.08%)
Asset Backed Securities (5.34%)
Chase Funding Loan Acquisition Trust
5.32%, 6/25/2034 (a)                                         $   2,975,048                  $         2,988,441
Chase Funding Mortgage Loan Asset-Backed
5.25%, 9/25/2033 (a)                                               611,895                              613,457
5.19%, 12/25/2033 (a)                                            1,468,645                            1,470,406
Countrywide Asset-Backed Certificates
5.34%, 3/25/2033 (a)                                             1,776,547                            1,779,803
5.24%, 9/25/2033 (a)                                             1,863,721                            1,864,949
GMAC Mortgage Corp Loan Trust
5.14%, 8/25/2035 (a)                                               850,000                              849,953
Park Place Securities Inc
5.32%, 1/25/2033 (a)                                             2,834,063                            2,837,643
Popular ABS Mortgage Pass-Through Trust
5.22%, 9/25/2035 (a)                                             4,000,000                            4,001,760
Structured Asset Investment Loan Trust
5.28%, 11/25/2034 (a)                                            5,000,000                            5,004,955
                                                                                               -----------------
                                                                                                     21,411,367
                                                                                               -----------------
Credit Card Asset Backed Securities (1.66%)
Chase Issuance Trust
4.92%, 2/15/2012 (a)                                             6,625,000                            6,628,405
                                                                                               -----------------

Federal & Federally Sponsored Credit (3.19%)
Federal Farm Credit Bank
2.63%, 9/17/2007                                                 4,500,000                            4,352,058
3.00%, 4/15/2008                                                 1,750,000                            1,680,779
3.75%, 1/15/2009 (b)                                             4,000,000                            3,859,032
4.48%, 8/24/2012                                                 3,000,000                            2,872,302
                                                                                               -----------------
                                                                                                     12,764,171
                                                                                               -----------------
Finance - Mortgage Loan/Banker (29.25%)
Fannie Mae
5.25%, 8/ 1/2012                                                11,800,000                           11,606,421
5.26%, 10/25/2018 (a)                                              884,982                              887,733
5.16%, 4/25/2034 (a)                                             6,931,793                            6,931,371
Fannie Mae Grantor Trust
5.50%, 9/25/2011                                                 4,250,000                            4,272,729
5.34%, 4/25/2012                                                 5,000,000                            4,978,885
5.31%, 5/25/2035 (a)                                             3,388,529                            3,389,790
5.04%, 7/25/2035 (a)                                             5,000,000                            5,002,225
5.11%, 9/25/2035 (a)                                             5,750,000                            5,760,085
4.77%, 11/28/2035 (a)                                            4,750,000                            4,752,066
Fannie Mae Whole Loan
5.11%, 5/25/2035 (a)                                             3,388,524                            3,396,833
Federal Home Loan Bank System
2.45%, 3/23/2007 (c)                                             9,000,000                            8,787,555
2.63%, 5/15/2007                                                 9,500,000                            9,256,667
5.46%, 11/27/2015 (d)                                            3,522,554                            3,472,216
Freddie Mac
4.25%, 4/ 5/2007                                                 8,500,000                            8,427,665
4.50%, 7/15/2017                                                 4,900,000                            4,652,942
5.20%, 6/15/2018 (a)                                             5,257,779                            5,273,085
5.10%, 4/15/2030 (a)                                             6,940,450                            6,941,117

Freddie Mac (continued)
5.30%, 9/15/2033 (a)                                               431,309                              433,480
Ginnie Mae
1.85%, 10/16/2012 (a)                                           87,000,000                            4,858,254
0.97%, 6/17/2045 (a)                                            39,106,896                            2,223,579
SLM Student Loan Trust
5.19%, 10/25/2016 (a)                                            6,625,000                            6,630,432
5.10%, 9/17/2018 (a)                                             5,300,000                            5,323,977
                                                                                               -----------------
                                                                                                    117,259,107
                                                                                               -----------------
Finance - Other Services (0.95%)
Private Export Funding Corp
3.38%, 2/15/2009                                                 4,000,000                            3,819,728
                                                                                               -----------------

Home Equity - Other (5.73%)
ACE Securities Corp
5.30%, 11/25/2034 (a)                                            1,888,607                            1,890,382
5.17%, 9/25/2035 (a)                                             2,600,000                            2,600,632
Encore Credit Receivables Trust
5.16%, 2/25/2035 (a)                                             1,000,000                            1,000,418
First NLC Trust
5.19%, 5/25/2035 (a)                                             4,297,349                            4,298,608
Morgan Stanley Home Equity Loans
5.13%, 2/25/2036 (a)                                             5,250,000                            5,253,029
Nomura Home Equity Loan Inc
5.18%, 5/25/2035 (a)                                             3,125,000                            3,130,050
Residential Asset Securities Corp
5.12%, 7/25/2035 (a)                                             4,800,000                            4,801,915
                                                                                               -----------------
                                                                                                     22,975,034
                                                                                               -----------------
Mortgage Backed Securities (14.96%)
Banc of America Commercial Mortgage Inc
1.24%, 11/10/2038 (a)                                            2,854,924                               99,072
0.41%, 3/11/2041 (a)(e)                                         27,733,140                              290,116
4.73%, 7/10/2043 (a)                                             3,500,000                            3,242,838
5.18%, 9/10/2047                                                 1,225,000                            1,197,533
Bear Stearns Commercial Mortgage Securities
1.22%, 2/11/2041 (a)(e)                                         11,386,778                              435,624
Countrywide Alternative Loan Trust
5.00%, 10/25/2018                                                1,129,977                            1,093,959
5.26%, 5/25/2035 (a)                                               863,816                              864,535
CS First Boston Mortgage Securities Corp
0.53%, 11/15/2036 (a)(e)                                        12,425,669                              526,774
Ge Capital Commercial Mortgage Corp
5.51%, 11/10/2045 (a)                                            5,000,000                            4,933,785
G-Force LLC
5.26%, 12/25/2039 (a)(e)                                         2,800,000                            2,805,200
Greenpoint Mortgage Funding Trust
5.26%, 6/25/2045 (a)                                               601,673                              604,028
Greenwich Capital Commercial Funding Corp
0.53%, 6/10/2036 (a)(e)                                         19,888,926                              252,351
Impac CMB Trust
5.27%, 4/25/2035 (a)                                             1,875,869                            1,877,259
Impac Secured Assets CMN Owner Trust
5.23%, 12/25/2031 (a)                                            2,425,000                            2,425,143
Indymac Index Mortgage Loan Trust
5.29%, 4/25/2035 (a)                                               810,167                              814,605
JP Morgan Chase Commercial Mortgage Securities
0.49%, 9/12/2037 (a)                                            109,072,110                           1,691,708
5.47%, 1/12/2043 (a)                                             5,000,000                            4,931,050

JP Morgan Mortgage Trust
4.96%, 11/25/2035 (a)                                            3,000,000                            2,925,342
5.40%, 2/25/2036 (a)                                             2,500,000                            2,480,127
LB-UBS Commercial Mortgage Trust
0.95%, 7/15/2040 (a)                                            119,463,000                           4,042,150
Merrill Lynch Mortgage Trust
0.77%, 5/12/2043                                                55,330,134                            1,581,723
5.29%, 1/12/2044                                                 5,000,000                            4,906,510
Morgan Stanley Capital I
0.56%, 8/13/2042                                                191,700,000                           3,938,093
Wachovia Bank Commercial Mortgage Trust
0.46%, 3/15/2042 (a)(e)                                         33,938,682                              452,369
0.58%, 5/15/2044 (a)(e)                                         105,879,340                           2,998,503
5.46%, 12/15/2044 (a)                                            6,500,000                            6,387,147
Washington Mutual Inc
5.29%, 7/25/2044 (a)                                               727,286                              732,274
5.19%, 4/25/2045 (a)                                             1,437,996                            1,439,670
                                                                                               -----------------
                                                                                                     59,969,488
                                                                                               -----------------
TOTAL BONDS                                                                                 $       244,827,300

                                                                                               -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (63.11%)
Federal Home Loan Mortgage Corporation (FHLMC) (13.93%)
5.00%, 10/ 1/2025                                                1,454,657                            1,390,652
4.50%, 5/ 1/2036 (f)                                             2,390,000                            2,186,104
5.00%, 5/ 1/2036 (f)                                             1,140,000                            1,077,656
5.50%, 5/ 1/2036 (f)                                            13,970,000                           13,568,363
6.00%, 6/ 1/2036 (f)(g)                                          5,535,000                            5,509,052
4.50%, 6/ 1/2011                                                 3,164,172                            3,092,649
6.00%, 3/ 1/2017                                                   159,224                              160,964
5.50%, 5/ 1/2017                                                   198,875                              197,315
6.50%, 6/ 1/2017                                                   391,817                              400,058
5.50%, 9/ 1/2017                                                   413,087                              409,866
5.50%, 2/ 1/2018                                                   485,563                              481,754
5.00%, 12/ 1/2018                                                2,265,337                            2,206,796
5.50%, 12/ 1/2018                                                    3,831                                3,793
4.50%, 4/ 1/2019                                                 2,921,613                            2,783,602
4.50%, 11/ 1/2019                                                8,481,940                            8,081,270
6.00%, 1/ 1/2021                                                   473,887                              479,016
6.50%, 8/ 1/2022                                                   570,646                              583,300
6.00%, 6/ 1/2028                                                   125,391                              125,541
5.50%, 1/ 1/2029                                                    35,210                               34,356
5.50%, 3/ 1/2029                                                    19,513                               19,032
6.50%, 3/ 1/2029                                                    68,767                               70,280
8.00%, 8/ 1/2030                                                     5,822                                6,194
8.00%, 11/ 1/2030                                                   12,528                               13,327
7.50%, 12/ 1/2030                                                   34,338                               35,811
7.00%, 1/ 1/2031                                                    19,859                               20,426
7.50%, 2/ 1/2031                                                    20,013                               20,872
6.50%, 6/ 1/2031                                                     8,442                                8,614
6.00%, 10/ 1/2031                                                   60,553                               60,526
6.00%, 2/ 1/2032                                                   165,796                              165,721
6.50%, 2/ 1/2032                                                   224,308                              228,805
6.50%, 4/ 1/2032                                                   121,294                              123,652
7.50%, 4/ 1/2032                                                   151,622                              158,069
6.50%, 8/ 1/2032                                                   541,919                              552,457
5.00%, 12/ 1/2032                                                1,144,136                            1,086,132
5.50%, 5/ 1/2033                                                   726,329                              707,425
5.50%, 10/ 1/2033                                                  290,422                              282,863
5.50%, 12/ 1/2033                                                6,538,593                            6,368,419
6.50%, 7/ 1/2034                                                 2,997,632                            3,060,412

6.11%, 10/ 1/2032 (a)                                               79,239                               79,641
                                                                                               -----------------
                                                                                                     55,840,785
                                                                                               -----------------
Federal National Mortgage Association (FNMA) (23.58%)
5.00%, 5/ 1/2021 (f)                                             1,290,000                            1,255,735
4.50%, 5/ 1/2036 (f)                                             2,390,000                            2,187,596
5.00%, 5/ 1/2036 (f)                                            33,760,000                           31,924,300
5.50%, 5/ 1/2036 (f)                                            20,550,000                           19,952,776
6.00%, 5/ 1/2036 (f)                                             7,310,000                            7,275,731
6.50%, 6/ 1/2036 (f)(g)                                          2,710,000                            2,751,496
6.00%, 5/ 1/2009                                                    96,724                               97,045
4.50%, 3/ 1/2010                                                   187,247                              181,826
6.50%, 4/ 1/2010                                                    24,930                               25,271
6.50%, 6/ 1/2016                                                    51,342                               52,565
6.00%, 1/ 1/2017                                                   145,118                              147,032
6.00%, 4/ 1/2017                                                   169,472                              171,713
5.50%, 9/ 1/2017                                                   737,959                              733,243
5.00%, 1/ 1/2018                                                   871,862                              850,800
5.50%, 3/ 1/2018                                                   556,844                              553,286
5.00%, 4/ 1/2019                                                 2,152,049                            2,098,041
5.50%, 6/ 1/2019                                                   357,855                              355,403
5.50%, 7/ 1/2019                                                 1,212,612                            1,204,304
5.50%, 8/ 1/2019                                                 1,018,804                            1,011,825
5.50%, 9/ 1/2019                                                   743,005                              737,914
7.00%, 5/ 1/2022                                                   160,892                              166,043
6.00%, 12/ 1/2022                                                  274,961                              275,864
7.50%, 1/ 1/2031                                                    18,328                               19,086
7.50%, 5/ 1/2031                                                    19,841                               20,662
6.50%, 9/ 1/2031                                                   149,338                              152,437
6.00%, 12/ 1/2031                                                  226,883                              226,521
6.50%, 12/ 1/2031                                                   32,855                               33,537
7.00%, 2/ 1/2032                                                   117,659                              121,111
6.50%, 4/ 1/2032                                                    94,978                               96,850
7.00%, 4/ 1/2032                                                   169,280                              174,223
7.50%, 8/ 1/2032                                                   196,784                              204,798
6.00%, 11/ 1/2032                                                  190,369                              189,969
5.50%, 9/ 1/2033                                                 3,508,150                            3,416,496
3.69%, 11/ 1/2033 (a)                                              441,718                              446,615
5.16%, 12/ 1/2033 (a)                                            1,156,331                            1,130,068
4.75%, 2/ 1/2035 (a)                                             6,129,802                            5,981,308
4.96%, 3/ 1/2035 (a)                                             1,922,258                            1,879,618
4.74%, 4/ 1/2035 (a)                                             6,628,526                            6,432,461
                                                                                               -----------------
                                                                                                     94,535,569

                                                                                               -----------------
Government National Mortgage Association (GNMA) (4.49%)
5.00%, 5/ 1/2036 (f)                                             1,515,000                            1,451,559
5.50%, 5/ 1/2036 (f)                                             1,520,000                            1,491,974
6.50%, 7/15/2008                                                    49,071                               49,494
6.50%, 10/15/2008                                                   36,839                               37,157
6.50%, 3/15/2009                                                    43,514                               43,889
5.50%, 12/15/2013                                                   57,814                               57,713
5.50%, 1/15/2014                                                   336,976                              336,406
5.50%, 2/15/2014                                                   195,076                              194,746
5.50%, 3/15/2014                                                   320,341                              319,800
8.00%, 8/15/2016                                                    90,836                               95,976
8.00%, 9/15/2016                                                     7,015                                7,413
8.00%, 12/15/2016                                                   18,462                               19,506
7.50%, 4/15/2017                                                   189,126                              197,402
8.00%, 4/15/2017                                                    70,596                               74,744
7.50%, 5/15/2017                                                    17,995                               18,783
8.00%, 5/15/2017                                                    65,626                               69,482

8.00%, 6/15/2017                                                    79,611                               84,288
8.00%, 7/15/2017                                                    11,922                               12,622
7.50%, 7/15/2018                                                    42,503                               44,420
7.50%, 12/15/2021                                                  128,357                              134,535
7.50%, 2/15/2022                                                    59,731                               62,653
8.00%, 2/15/2022                                                    83,724                               89,256
7.50%, 3/15/2022                                                    59,285                               62,184
7.50%, 4/15/2022                                                   132,380                              138,855
7.50%, 5/15/2022                                                    86,492                               90,722
7.50%, 7/15/2022                                                    72,585                               76,135
7.50%, 8/15/2022                                                   385,712                              404,575
7.00%, 11/15/2022                                                  412,962                              428,391
7.50%, 11/15/2022                                                   81,810                               85,811
7.00%, 12/15/2022                                                  287,180                              297,909
7.00%, 1/15/2023                                                   176,711                              183,402
7.00%, 2/15/2023                                                   497,845                              516,695
7.50%, 2/15/2023                                                    56,179                               58,964
7.00%, 3/15/2023                                                    75,356                               78,210
7.50%, 5/15/2023                                                   163,919                              172,047
7.50%, 6/15/2023                                                    36,652                               38,470
7.00%, 7/15/2023                                                   272,349                              282,661
7.00%, 8/15/2023                                                   107,097                              111,152
6.50%, 9/15/2023                                                   313,881                              323,091
6.00%, 10/15/2023                                                  414,158                              416,844
6.50%, 10/15/2023                                                  159,916                              164,608
7.00%, 10/15/2023                                                   79,950                               82,978
7.50%, 10/15/2023                                                   29,042                               30,482
6.00%, 11/15/2023                                                  366,229                              368,604
6.50%, 11/15/2023                                                   31,230                               32,146
7.50%, 11/15/2023                                                  116,238                              122,001
6.00%, 12/15/2023                                                  280,798                              282,619
6.50%, 12/15/2023                                                  628,281                              646,716
7.00%, 12/15/2023                                                  154,894                              160,759
6.00%, 1/15/2024                                                   206,403                              207,754
6.50%, 1/15/2024                                                   659,723                              679,391
6.00%, 2/15/2024                                                   411,229                              413,920
6.00%, 3/15/2024                                                    57,009                               57,383
6.50%, 3/15/2024                                                    64,479                               66,401
6.50%, 4/15/2024                                                    95,657                               98,509
6.50%, 7/15/2024                                                   304,246                              313,173
7.50%, 8/15/2024                                                    28,346                               29,769
7.25%, 9/15/2025                                                    89,110                               92,925
6.50%, 10/15/2025                                                   92,882                               95,690
6.50%, 1/15/2026                                                    48,928                               50,426
7.00%, 1/15/2026                                                    63,320                               65,796
6.50%, 3/15/2026                                                    89,534                               92,275
7.00%, 5/15/2026                                                    17,395                               18,075
7.00%, 1/15/2027                                                    73,998                               76,916
7.00%, 3/15/2027                                                    42,184                               43,847
7.50%, 4/15/2027                                                    35,137                               36,951
7.50%, 5/15/2027                                                    97,716                              102,761
7.50%, 6/15/2027                                                    59,110                               62,162
7.00%, 11/15/2027                                                  212,718                              221,104
7.00%, 12/15/2027                                                  132,023                              137,227
6.50%, 2/15/2028                                                    68,160                               70,291
7.00%, 4/15/2028                                                   147,131                              152,740
8.00%, 12/15/2030                                                   38,967                               41,654
7.00%, 5/15/2031                                                    61,090                               63,433
6.50%, 7/15/2031                                                    18,074                               18,615
7.00%, 7/15/2031                                                    16,465                               17,092
7.00%, 9/15/2031                                                    19,596                               20,342
6.50%, 10/15/2031                                                   97,682                              100,602
7.00%, 2/15/2032                                                    31,819                               33,025
6.50%, 7/15/2032                                                   155,120                              159,686
6.00%, 8/15/2032                                                   523,689                              526,014
6.00%, 9/15/2032                                                   469,053                              471,135
6.00%, 2/15/2033                                                   151,521                              152,174
6.00%, 1/20/2024                                                    75,296                               75,530
6.00%, 4/20/2024                                                   124,648                              125,036
6.50%, 4/20/2024                                                    75,411                               76,930
6.00%, 5/20/2024                                                   141,821                              142,263
6.00%, 10/20/2024                                                   61,374                               61,566
6.00%, 9/20/2025                                                   125,603                              126,001
6.00%, 11/20/2025                                                   59,499                               59,688
6.50%, 7/20/2026                                                    37,184                               37,962
6.00%, 10/20/2028                                                   79,180                               79,376
6.50%, 10/20/2028                                                   69,141                               70,633
5.50%, 5/20/2035                                                 1,827,251                            1,786,849
                                                                                               -----------------
                                                                                                     17,981,941
                                                                                               -----------------
U.S. Treasury (15.12%)
4.63%, 2/29/2008 (b)                                             9,800,000                            9,755,596
4.13%, 8/15/2010 (b)                                            15,000,000                           14,548,830
4.25%, 10/15/2010 (b)                                            9,750,000                            9,492,161
4.25%, 8/15/2014 (b)                                             5,000,000                            4,735,155
4.13%, 5/15/2015 (h)                                             8,750,000                            8,166,209
4.25%, 8/15/2015 (h)                                             1,700,000                            1,598,464
8.75%, 5/15/2017 (b)                                               600,000                              779,203
6.88%, 8/15/2025 (b)                                             6,750,000                            8,010,880
6.13%, 8/15/2029 (b)                                               500,000                              554,570
4.50%, 2/15/2036 (h)                                             3,300,000                            2,965,618
                                                                                               -----------------
                                                                                                     60,606,686
                                                                                               -----------------
U.S. Treasury Inflation-Indexed Obligations (2.22%)
3.88%, 1/15/2009 (b)                                             8,481,130                            8,902,540
                                                                                               -----------------

U.S. Treasury Strip (3.77%)
0.00%, 11/15/2015 (i)                                            7,000,000                            4,313,743
0.00%, 5/15/2020 (b)(i)                                         13,800,000                            6,549,287
0.00%, 8/15/2025 (i)                                             9,500,000                            3,405,474
0.00%, 8/15/2028 (i)                                             2,700,000                              834,133
                                                                                               -----------------
                                                                                                     15,102,637
                                                                                               -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                       $       252,970,158
                                                                                               -----------------
SHORT TERM INVESTMENTS (1.29%)
Commercial Paper (1.29%)
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                 5,161,980                            5,161,980
                                                                                               -----------------
TOTAL SHORT TERM INVESTMENTS                                                                $         5,161,980
                                                                                               -----------------
MONEY MARKET FUNDS (15.19%)
BNY Institutional Cash Reserve Fund (j)                         60,912,000                           60,912,000
                                                                                               -----------------
TOTAL MONEY MARKET FUNDS                                                                    $        60,912,000
                                                                                               -----------------
Total Investments                                                                           $       563,871,438
Liabilities in Excess of Other Assets, Net - (40.67)%                                             (163,025,336)
                                                                                               -----------------
TOTAL NET ASSETS - 100.00%                                                                  $       400,846,102

                                                                                               =================
                                                                                               -----------------

                                                                                               =================

(a)    Variable Rate
(b)    Security or a portion of the security was on loan at the end of the period.
(c)    Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $195,279 or 0.05% of net assets.

(d)    Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(e)    Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $0 or 0.00%
       of net assets.


(f)    Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(g)    Security purchased on a when-issued basis. See Notes to Financial Statements.
(h)    Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $12,730,290 or 3.18% of net assets.

(i)    Non-Income Producing Security
(j)    Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                              $           582,025
Unrealized Depreciation                                      (9,869,238)
                                                        -----------------
Net Unrealized Appreciation (Depreciation)                   (9,287,213)
Cost for federal income tax purposes                         573,158,651


                    SCHEDULE OF INTEREST RATE SWAP AGREEMENTS
                                                                                                     Unrealized
                                                                                  Notional         Appreciation/
Description                                                                        Amount          (Depreciation)
------------------------------------------------- ------------------------------ ----------- ---- -----------------
Pay monthly a fixed rate of 5.25% to Merrill Lynch and receive monthly a
floating rate based on 1-month                                                $   5,000,000    $           149,624
LIBOR plus 39.5 basis points. Expires October 2012.


Pay monthly a fixed rate of 5.30% to Morgan Stanley and receive monthly a
floating rate based on 1-month                                                $   6,500,000                172,671
LIBOR plus 40 basis points. Expires August 2012.


Pay monthly a fixed rate of 5.50% to Deutsche Bank  and receive monthly a
floating rate based on 1-month                                                $   5,000,000                (8,928)
LIBOR less 1.4 basis points. Expires October 2015.



                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                       Unrealized
                                                                                     Notional        Appreciation/
Description                                                                           Amount         (Depreciation)
-------------------------------------------------------- -------------------------- ----------- --- -----------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate                                                          $   3,500,000       $          (13,341)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires April
2006.



                          SCHEDULE OF FUTURES CONTRACTS
                                                                        Current                Unrealized
                                            Number     Original          Market               Appreciation/
                                              of
Type                                        Contracts    Value            Value               (Depreciation)
------------------------------------------- -------- --------------------------------------- -----------------
Buy:
U.S. 2 Year Note; June 2006                   125        $25,527,906   $25,466,797         $(61,109)
Sell:
U.S. 5 Year Note; June 2006                   270         28,310,156    28,122,187           187,969

Portfolio Summary (unaudited)
-------------------------------------------- -----------------
Sector                                                Percent
-------------------------------------------- -----------------
Mortgage Securities                                    71.05%
Government                                             35.08%
Asset Backed Securities                                18.39%
Financial                                              16.15%
Liabilities in Excess of Other Assets, Net          (-40.67%)
                                             -----------------
TOTAL NET ASSETS                                      100.00%
                                             =================

Other Assets Summary (unaudited)
---------------------------------------
Asset Type                     Percent
---------------------------------------
Futures                         13.37%
Interest Rate Swaps              0.08%
Total Return Swaps               0.00%


Schedule of Investments
April 30, 2006 (unaudited)
High Quality Intermediate-Term Bond Fund
                                                     Principal
                                                       Amount                            Value
                                                     ----------- ------------------ -----------------
BONDS (65.53%)
Aerospace & Defense Equipment (0.01%)
United Technologies Corp
6.10%, 5/15/2012                                  $      15,000                  $            15,429
                                                                                    -----------------

Agricultural Operations (0.52%)
Archer-Daniels-Midland Co
5.94%, 10/ 1/2032                                        10,000                                9,545
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                       265,000                              257,339
5.88%, 5/15/2013                                        300,000                              295,938
5.10%, 7/15/2015                                        100,000                               92,056
                                                                                    -----------------
                                                                                             654,878
                                                                                    -----------------
Asset Backed Securities (5.16%)
Ameriquest Mortgage Securities Inc
5.26%, 3/25/2035 (a)                                    112,754                              112,849
5.19%, 7/25/2035 (a)                                    175,000                              175,242
Asset Backed Funding Certificates
5.14%, 6/25/2035 (a)                                    550,000                              550,138
Carrington Mortgage Loan Trust
5.22%, 1/25/2035 (a)                                    150,000                              150,125
5.11%, 9/25/2035 (a)                                    194,941                              194,971
5.24%, 12/25/2035 (a)                                   550,000                              550,962
Chase Funding Mortgage Loan Asset-Backed
5.25%, 9/25/2033 (a)                                     43,707                               43,818
5.46%, 9/25/2033 (a)                                    120,000                              120,354
5.19%, 12/25/2033 (a)                                    40,966                               41,015
Citigroup Mortgage Loan Trust Inc
5.06%, 7/25/2035 (a)                                    144,289                              144,294
Countrywide Asset-Backed Certificates
6.03%, 1/25/2034 (a)                                    325,000                              329,706
Countrywide Home Equity Loan Trust
5.13%, 12/15/2035 (a)                                   299,775                              299,845
GMAC Mortgage Corp Loan Trust
5.02%, 8/25/2035 (a)                                    425,000                              425,084
5.14%, 8/25/2035 (a)                                    300,000                              299,984
Long Beach Mortgage Loan Trust
5.49%, 6/25/2034 (a)                                     40,000                               40,077
5.22%, 7/25/2034 (a)                                    188,208                              188,450
5.23%, 6/25/2035 (a)                                    225,000                              225,366
5.07%, 7/25/2035 (a)                                    162,553                              162,576
Merrill Lynch Mortgage Investors Inc
5.52%, 1/25/2035 (a)                                    165,000                              165,290
Morgan Stanley ABS Capital I
5.22%, 7/25/2035 (a)                                    180,000                              180,355
MSDWCC Heloc Trust
5.15%, 7/25/2017 (a)                                    143,163                              143,217
Nomura Asset Acceptance Corp
5.19%, 6/25/2035 (a)                                     97,203                               97,220
Park Place Securities Inc
5.18%, 1/25/2036 (a)                                    110,699                              110,819
Popular ABS Mortgage Pass-Through Trust
5.22%, 11/25/2035 (a)                                   275,000                              275,365

Residential Asset Mortgage Products Inc
5.23%, 7/25/2035 (a)                                    375,000                              375,715
SACO I Inc
5.23%, 4/25/2035 (a)                                    116,105                              116,114
Saxon Asset Securities Trust
5.30%, 12/26/2034 (a)                                   438,484                              439,256
5.18%, 3/25/2035 (a)                                    250,000                              250,173
5.48%, 3/25/2035 (a)                                    250,000                              250,649
                                                                                    -----------------
                                                                                           6,459,029
                                                                                    -----------------
Auto - Car & Light Trucks (0.54%)
DaimlerChrysler NA Holding Corp
5.72%, 8/ 8/2006 (a)                                    200,000                              200,410
5.36%, 9/10/2007 (a)                                    100,000                              100,276
5.33%, 3/13/2009 (a)                                    200,000                              200,059
4.88%, 6/15/2010                                        135,000                              130,285
7.30%, 1/15/2012                                         45,000                               47,685
                                                                                    -----------------
                                                                                             678,715
                                                                                    -----------------
Automobile Sequential (0.38%)
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009                                       250,000                              243,121
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                        42,961                               42,053
Nissan Auto Receivables Owner Trust
2.70%, 12/17/2007                                        39,007                               38,729
WFS Financial Owner Trust
4.50%, 5/17/2013                                        150,000                              146,246
                                                                                    -----------------
                                                                                             470,149
                                                                                    -----------------
Beverages - Non-alcoholic (0.01%)
Bottling Group LLC
4.63%, 11/15/2012                                        15,000                               14,180
                                                                                    -----------------

Beverages - Wine & Spirits (0.58%)
Diageo Capital PLC
5.17%, 4/20/2007 (a)                                    525,000                              525,414
3.50%, 11/19/2007                                        15,000                               14,583
Diageo Finance BV
5.50%, 4/ 1/2013                                        190,000                              186,941
                                                                                    -----------------
                                                                                             726,938
                                                                                    -----------------
Brewery (0.32%)
Anheuser-Busch Cos Inc
4.38%, 1/15/2013 (b)                                     30,000                               27,966
Cia Brasileira de Bebidas
10.50%, 12/15/2011                                      135,000                              161,663
Coors Brewing Co
6.38%, 5/15/2012                                         50,000                               51,262
FBG Finance Ltd
5.13%, 6/15/2015 (c)                                    175,000                              161,587
                                                                                    -----------------
                                                                                             402,478
                                                                                    -----------------
Broadcasting Services & Programming (0.01%)
Grupo Televisa SA
8.50%, 3/11/2032                                         15,000                               17,100
                                                                                    -----------------

Building - Residential & Commercial (0.01%)
Centex Corp
5.80%, 9/15/2009                                         15,000                               15,020
                                                                                    -----------------


Building & Construction Products -
Miscellaneous (0.31%)
CRH America Inc
6.95%, 3/15/2012                                         74,000                               77,920
5.30%, 10/15/2013                                       100,000                               95,856
6.40%, 10/15/2033                                        15,000                               14,621
Masco Corp
5.12%, 3/ 9/2007 (a)(c)                                 200,000                              200,112
                                                                                    -----------------
                                                                                             388,509
                                                                                    -----------------
Building Products - Wood (0.03%)
Norbord Inc
7.25%, 7/ 1/2012                                         35,000                               36,656
                                                                                    -----------------

Cable TV (0.38%)
Comcast Cable Communications Holdings Inc
8.38%, 3/15/2013                                         67,000                               75,005
Comcast Corp
5.90%, 3/15/2016                                        120,000                              117,026
7.05%, 3/15/2033                                        100,000                              102,244
COX Communications Inc
4.63%, 1/15/2010                                         40,000                               38,442
6.75%, 3/15/2011                                         70,000                               72,181
7.13%, 10/ 1/2012                                        65,000                               68,231
                                                                                    -----------------
                                                                                             473,129
                                                                                    -----------------
Casino Hotels (0.25%)
Harrah's Operating Co Inc
5.50%, 7/ 1/2010                                         80,000                               79,059
5.63%, 6/ 1/2015                                         55,000                               52,205
5.75%, 10/ 1/2017                                       190,000                              178,048
                                                                                    -----------------
                                                                                             309,312
                                                                                    -----------------
Cellular Telecommunications (0.84%)
America Movil SA de CV
5.74%, 4/27/2007 (a)                                    275,000                              275,550
5.75%, 1/15/2015                                         45,000                               42,975
6.38%, 3/ 1/2035                                         30,000                               27,497
Cingular Wireless LLC
7.13%, 12/15/2031                                        15,000                               16,033
New Cingular Wireless Services Inc
8.13%, 5/ 1/2012                                        125,000                              139,948
Nextel Communications Inc
5.95%, 3/15/2014                                        175,000                              172,090
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                       200,000                              200,101
Vodafone Group PLC
7.75%, 2/15/2010                                         30,000                               32,061
5.26%, 6/15/2011 (a)                                    145,000                              144,984
                                                                                    -----------------
                                                                                           1,051,239
                                                                                    -----------------
Chemicals - Diversified (0.28%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                        245,000                              244,852
EI Du Pont de Nemours & Co
4.75%, 11/15/2012                                        15,000                               14,211
ICI Wilmington Inc
5.63%, 12/ 1/2013                                        95,000                               91,911
                                                                                    -----------------
                                                                                             350,974
                                                                                    -----------------

Coatings & Paint (0.13%)
Valspar Corp
6.00%, 5/ 1/2007                                        165,000                              164,962
                                                                                    -----------------

Commercial Banks (1.19%)
BOI Capital Funding No 2 LP
5.57%, 8/ 1/2016 (a)(c)                                 115,000                              108,326
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)                                    120,000                              116,997
Glitnir Banki HF
5.23%, 10/15/2008 (a)(c)                                125,000                              124,164
4.75%, 10/15/2010 (c)                                   135,000                              128,834
KeyBank NA
4.84%, 11/ 3/2009 (a)                                   300,000                              300,519
Union Planters Bank NA
5.13%, 6/15/2007                                        240,000                              238,785
United Overseas Bank Ltd
4.50%, 7/ 2/2013 (c)                                     20,000                               18,328
US Bank NA
6.38%, 8/ 1/2011                                         40,000                               41,484
VTB Capital SA for Vneshtorgbank
5.68%, 9/21/2007 (a)(c)                                 115,000                              115,086
Wachovia Bank NA
4.88%, 2/ 1/2015                                        130,000                              120,987
Wachovia Bank NA/Charlotte
7.80%, 8/18/2010                                         50,000                               54,203
Woori Bank
6.13%, 5/ 3/2016 (a)(c)(d)                              125,000                              125,372
                                                                                    -----------------
                                                                                           1,493,085
                                                                                    -----------------
Commercial Services - Finance (0.01%)
Equifax Inc
4.95%, 11/ 1/2007                                        10,000                                9,915
                                                                                    -----------------

Computers (0.01%)
Hewlett-Packard Co
6.50%, 7/ 1/2012                                         15,000                               15,721
                                                                                    -----------------

Computers - Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009                                          5,000                                5,143
                                                                                    -----------------

Consumer Products - Miscellaneous (0.30%)
Fortune Brands Inc
5.13%, 1/15/2011                                        255,000                              248,903
5.38%, 1/15/2016                                        120,000                              113,604
5.88%, 1/15/2036                                         15,000                               13,536
                                                                                    -----------------
                                                                                             376,043
                                                                                    -----------------
Credit Card Asset Backed Securities (3.45%)
American Express Credit Account Master
4.35%, 12/15/2011                                       200,000                              195,118
American Express Credit Account Master Trust
5.15%, 9/15/2011 (a)                                     70,000                               70,282
Arran
5.08%, 12/15/2010 (a)(e)                                425,000                              425,314
Bank One Issuance Trust
3.59%, 5/17/2010                                        100,000                               97,790
5.22%, 3/15/2012 (a)                                    300,000                              301,866

Capital One Multi-Asset Execution Trust
5.12%, 12/15/2009 (a)                                   445,000                              445,217
Chase Credit Card Master Trust
5.10%, 5/15/2009 (a)                                    275,000                              274,981
5.23%, 1/17/2011 (a)                                    325,000                              326,729
5.25%, 2/15/2011 (a)                                    275,000                              276,914
Citibank Credit Card Issuance Trust
5.29%, 6/25/2009 (a)                                    275,000                              275,657
Citibank Credit Card Master Trust I
5.17%, 3/10/2011 (a)                                    150,000                              150,750
5.88%, 3/10/2011                                        150,000                              152,447
Discover Card Master Trust I
5.14%, 5/15/2012 (a)                                    425,000                              426,963
First USA Credit Card Master Trust
5.26%, 4/18/2011 (a)                                    300,000                              301,826
GE Capital Credit Card Master Note Trust
5.10%, 6/15/2011 (a)                                    325,000                              325,233
Providian Master Note Trust
5.10%, 11/15/2012 (c)                                   275,000                              272,290
                                                                                    -----------------
                                                                                           4,319,377
                                                                                    -----------------
Data Processing & Management (0.08%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                        100,000                               98,986
                                                                                    -----------------

Diversified Financial Services (0.37%)
General Electric Capital Corp
7.38%, 1/19/2010                                        105,000                              111,559
4.25%, 12/ 1/2010                                       275,000                              261,536
6.00%, 6/15/2012                                         85,000                               86,920
                                                                                    -----------------
                                                                                             460,015
                                                                                    -----------------
Diversified Manufacturing Operations (0.10%)
General Electric Co
5.00%, 2/ 1/2013                                         15,000                               14,503
Parker Hannifin Corp
4.88%, 2/15/2013                                         10,000                                9,540
Tyco International Group SA
6.88%, 1/15/2029                                        100,000                              102,841
                                                                                    -----------------
                                                                                             126,884
                                                                                    -----------------
Diversified Minerals (0.09%)
BHP Billiton Finance USA Ltd
4.80%, 4/15/2013                                         15,000                               14,280
Teck Cominco Ltd
6.13%, 10/ 1/2035                                       110,000                              101,318
                                                                                    -----------------
                                                                                             115,598
                                                                                    -----------------
Electric - Distribution (0.12%)
Detroit Edison Co
5.70%, 10/ 1/2037                                       165,000                              149,540
                                                                                    -----------------

Electric - Generation (0.06%)
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (c)                                     30,000                               28,814
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)                                     48,145                               47,311
                                                                                    -----------------
                                                                                              76,125
                                                                                    -----------------
Electric - Integrated (2.82%)
AmerenEnergy Generating Co
7.95%, 6/ 1/2032                                         10,000                               11,510

AmerenUE
5.40%, 2/ 1/2016                                        115,000                              110,864
Appalachian Power Co
5.29%, 6/29/2007 (a)                                    300,000                              300,719
Arizona Public Service Co
6.50%, 3/ 1/2012                                         25,000                               25,442
5.80%, 6/30/2014                                         85,000                               82,634
Carolina Power & Light Co
6.50%, 7/15/2012                                         35,000                               36,130
5.25%, 12/15/2015                                        85,000                               80,989
8.63%, 9/15/2021                                         75,000                               92,684
CenterPoint Energy Houston Electric LLC
5.70%, 3/15/2013                                         90,000                               88,944
Cincinnati Gas & Electric
5.40%, 6/15/2033                                         70,000                               60,121
Commonwealth Edison Co
5.90%, 3/15/2036                                         70,000                               65,052
Consolidated Edison Co of New York
4.88%, 2/ 1/2013                                         15,000                               14,290
Consumers Energy Co
4.25%, 4/15/2008                                         10,000                                9,755
Dayton Power & Light Co/The
5.12%, 10/ 1/2013 (a)                                    25,000                               24,010
Dominion Resources Inc/VA
5.05%, 5/15/2006 (a)                                    205,000                              204,987
8.13%, 6/15/2010                                         75,000                               81,235
5.95%, 6/15/2035                                         65,000                               59,209
DTE Energy Co
7.05%, 6/ 1/2011                                         30,000                               31,584
Duquesne Light Holdings Inc
5.50%, 8/15/2015                                        125,000                              117,879
Entergy Gulf States Inc
3.60%, 6/ 1/2008                                         20,000                               19,152
5.61%, 12/ 8/2008 (a)(c)                                120,000                              120,069
Exelon Corp
4.45%, 6/15/2010                                         55,000                               52,638
Florida Power & Light Co
5.40%, 9/ 1/2035                                        110,000                               98,097
Florida Power Corp
4.80%, 3/ 1/2013                                          5,000                                4,716
Georgia Power Co
4.93%, 2/17/2009 (a)                                    295,000                              295,937
Midamerican Energy Co
6.75%, 12/30/2031                                        35,000                               36,918
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                       225,000                              222,561
Niagara Mohawk Power Corp
7.75%, 5/15/2006                                         85,000                               85,070
Nisource Finance Corp
3.20%, 11/ 1/2006                                        15,000                               14,838
Northeast Utilities
3.30%, 6/ 1/2008                                         15,000                               14,309
Northern States Power-Minnesota
5.25%, 7/15/2035                                         65,000                               56,748
Pepco Holdings Inc
5.50%, 8/15/2007                                         15,000                               14,993
PPL Electric Utilities Corp
4.30%, 6/ 1/2013                                         15,000                               13,612
PPL Energy Supply LLC
5.40%, 8/15/2014                                         65,000                               62,236
PSEG Power LLC
6.95%, 6/ 1/2012                                        210,000                              220,359
Puget Energy Inc
3.36%, 6/ 1/2008                                         25,000                               23,962
Southern California Edison Co
5.00%, 1/15/2014                                         25,000                               23,801
5.00%, 1/15/2016                                         80,000                               75,075
5.35%, 7/15/2035                                        100,000                               87,555
Southern Co Capital Funding Inc
5.30%, 2/ 1/2007                                         15,000                               14,942
TXU Electric Delivery Co
6.38%, 5/ 1/2012                                        175,000                              178,536
7.00%, 5/ 1/2032                                         85,000                               89,581
TXU Energy Co LLC
6.13%, 3/15/2008                                         15,000                               15,108
Virginia Electric & Power
5.40%, 1/15/2016                                        115,000                              109,734
Virginia Electric and Power Co
4.50%, 12/15/2010                                        85,000                               80,998
                                                                                    -----------------
                                                                                           3,529,583
                                                                                    -----------------
Electric Products - Miscellaneous (0.00%)
Emerson Electric Co
6.00%, 8/15/2032                                          5,000                                4,922
                                                                                    -----------------

Electronic Components - Semiconductors (0.10%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                        120,000                              118,807
                                                                                    -----------------

Export & Import Bank (0.05%)
Export-Import Bank Of Korea
4.50%, 8/12/2009                                         60,000                               58,219
                                                                                    -----------------

Finance - Auto Loans (0.08%)
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (c)                                    105,000                              100,816
                                                                                    -----------------

Finance - Commercial (0.47%)
Caterpillar Financial Services Corp
5.12%, 7/27/2007 (a)                                    300,000                              300,047
5.05%, 12/ 1/2010                                       125,000                              122,716
CIT Group Inc
4.95%, 2/15/2007 (a)                                    145,000                              145,240
5.00%, 2/13/2014                                         15,000                               14,074
                                                                                    -----------------
                                                                                             582,077
                                                                                    -----------------
Finance - Consumer Loans (1.14%)
American General Finance Corp
5.75%, 3/15/2007                                         40,000                               40,157
HSBC Finance Corp
4.13%, 12/15/2008                                        20,000                               19,411
4.13%, 11/16/2009 (f)                                   355,000                              339,927
5.03%, 11/16/2009 (a)                                   250,000                              251,677
7.00%, 5/15/2012                                        180,000                              191,508
4.75%, 7/15/2013                                        170,000                              159,281
John Deere Capital Corp
7.00%, 3/15/2012                                         20,000                               21,321
SLM Corp
5.22%, 1/25/2007 (a)                                    250,000                              250,262
5.19%, 3/ 2/2009 (a)                                     50,000                               48,817

SLM Corp (continued)
5.24%, 7/27/2009 (a)                                    100,000                              100,037
                                                                                    -----------------
                                                                                           1,422,398
                                                                                    -----------------
Finance - Credit Card (0.32%)
American Express Co
4.88%, 7/15/2013                                         15,000                               14,260
Capital One Bank
5.00%, 6/15/2009                                        110,000                              108,495
Capital One Financial Corp
4.80%, 2/21/2012                                        130,000                              123,540
MBNA Corp
5.14%, 5/ 5/2008 (a)                                    150,000                              151,187
                                                                                    -----------------
                                                                                             397,482
                                                                                    -----------------
Finance - Investment Banker & Broker (3.54%)
Banque Paribas/New York
6.88%, 3/ 1/2009                                         25,000                               25,865
Bear Stearns Cos Inc/The
5.30%, 10/30/2015                                        50,000                               47,755
Citigroup Inc
4.92%, 5/18/2010 (a)                                    250,000                              250,582
5.30%, 1/ 7/2016 (b)                                    115,000                              110,669
6.63%, 6/15/2032                                         55,000                               57,127
5.88%, 2/22/2033                                        105,000                               98,861
Credit Suisse USA Inc
5.31%, 1/15/2010 (a)                                    150,000                              150,470
6.50%, 1/15/2012                                         50,000                               51,974
Goldman Sachs Group Inc
3.88%, 1/15/2009                                        360,000                              347,032
5.42%, 7/23/2009 (a)                                    150,000                              151,002
5.02%, 3/ 2/2010 (a)                                    200,000                              200,116
5.15%, 1/15/2014                                        135,000                              128,897
6.45%, 5/ 1/2036                                        185,000                              182,807
Jefferies Group Inc
6.25%, 1/15/2036                                         90,000                               82,222
JPMorgan Chase & Co
5.18%, 10/ 2/2009 (a)                                   150,000                              150,580
6.75%, 2/ 1/2011                                         60,000                               62,789
4.75%, 3/ 1/2015                                        135,000                              125,392
5.25%, 5/ 1/2015                                        295,000                              281,761
Lehman Brothers Holdings Inc
6.25%, 5/15/2006                                         25,000                               25,008
4.97%, 11/10/2009 (a)                                   275,000                              276,153
Merrill Lynch & Co Inc
7.00%, 1/15/2007                                         45,000                               45,536
4.96%, 2/ 6/2009 (a)                                    380,000                              381,591
5.15%, 3/ 2/2009 (a)                                     20,000                               19,479
4.93%, 2/ 5/2010 (a)                                    175,000                              175,509
Morgan Stanley
5.18%, 1/12/2007 (a)                                    150,000                              150,119
5.35%, 1/15/2010 (a)                                    525,000                              527,045
5.30%, 3/ 1/2013                                         20,000                               19,501
4.75%, 4/ 1/2014                                        340,000                              314,436
                                                                                    -----------------
                                                                                           4,440,278
                                                                                    -----------------
Finance - Leasing Company (0.19%)
Boeing Capital Corp
5.65%, 5/15/2006                                         35,000                               35,010
International Lease Finance Corp
5.47%, 1/15/2010 (a)                                    170,000                              170,872

Pitney Bowes Credit Corp
5.75%, 8/15/2008                                         30,000                               30,221
                                                                                    -----------------
                                                                                             236,103
                                                                                    -----------------
Finance - Mortgage Loan/Banker (4.59%)
Countrywide Financial Corp
5.20%, 12/19/2008 (a)                                   145,000                              145,200
Countrywide Home Loans Inc
5.30%, 6/ 2/2006 (a)                                    235,000                              235,020
4.25%, 12/19/2007                                       100,000                               98,193
Fannie Mae
3.70%, 11/ 1/2007                                        45,000                               44,019
2.88%, 5/19/2008                                         50,000                               47,792
6.13%, 3/15/2012                                        475,000                              494,334
4.75%, 2/21/2013                                         95,000                               91,944
5.26%, 2/25/2018 (a)                                    152,217                              152,635
5.21%, 11/25/2022 (a)                                   169,172                              169,741
5.16%, 1/25/2023 (a)                                    207,035                              207,416
7.25%, 5/15/2030                                        225,000                              275,082
5.26%, 2/25/2032 (a)                                    230,041                              230,657
5.21%, 3/25/2035 (a)                                    273,859                              273,875
Fannie Mae Whole Loan
5.16%, 5/25/2035 (a)                                    293,846                              294,567
Freddie Mac
2.65%, 5/30/2008                                        250,000                              237,876
4.75%, 5/ 6/2013                                         75,000                               71,231
5.20%, 5/15/2013 (a)                                    126,946                              127,102
4.63%, 5/28/2013                                         80,000                               75,087
4.50%, 7/15/2013                                        875,000                              832,455
5.35%, 6/15/2023 (a)                                    166,296                              167,906
5.25%, 2/15/2030 (a)                                    167,016                              167,615
6.25%, 7/15/2032 (b)                                    750,000                              819,784
Residential Capital Corp
6.33%, 6/29/2007 (a)                                    150,000                              150,663
6.00%, 2/22/2011 (b)                                    280,000                              274,270
6.50%, 4/17/2013                                         70,000                               69,769
                                                                                    -----------------
                                                                                           5,754,233
                                                                                    -----------------
Finance - Other Services (0.14%)
National Rural Utilities Cooperative Finance Corp
5.75%, 8/28/2009                                         30,000                               30,275
PCCW HKT Capital Ltd
5.25%, 7/20/2015 (b)(c)                                 160,000                              146,812
                                                                                    -----------------
                                                                                             177,087
                                                                                    -----------------
Food - Meat Products (0.10%)
Tyson Foods Inc
6.60%, 4/ 1/2016                                        125,000                              122,624
                                                                                    -----------------

Food - Miscellaneous/Diversified (0.15%)
Campbell Soup Co
5.50%, 3/15/2007                                         30,000                               30,061
HJ Heinz Co
6.43%, 12/ 1/2008 (a)(c)                                100,000                              101,619
HJ Heinz Finance Co
6.75%, 3/15/2032                                         15,000                               14,466
Kraft Foods Inc
4.63%, 11/ 1/2006                                        45,000                               44,848
                                                                                    -----------------
                                                                                             190,994
                                                                                    -----------------

Food - Retail (0.25%)
Safeway Inc
5.31%, 3/27/2009 (a)                                    125,000                              124,964
5.80%, 8/15/2012                                        185,000                              182,982
                                                                                    -----------------
                                                                                             307,946
                                                                                    -----------------
Food - Wholesale & Distribution (0.01%)
Sysco International Co
6.10%, 6/ 1/2012                                         15,000                               15,309
                                                                                    -----------------

Gas - Distribution (0.06%)
KeySpan Corp
7.63%, 11/15/2010                                        10,000                               10,767
Sempra Energy
4.75%, 5/15/2009                                         60,000                               58,710
                                                                                    -----------------
                                                                                              69,477
                                                                                    -----------------
Home Equity - Other (7.47%)
AAA Trust
5.26%, 2/27/2035 (a)(c)                                 200,000                              200,484
ACE Securities Corp
5.19%, 3/25/2035 (a)                                    100,000                              100,090
5.17%, 5/25/2035 (a)                                    160,000                              160,222
5.07%, 7/25/2035 (a)                                    174,044                              174,058
5.21%, 7/25/2035 (a)                                    300,000                              300,353
5.17%, 8/25/2035 (a)                                    550,000                              550,203
5.16%, 10/25/2035 (a)                                   400,000                              400,145
Asset Backed Funding Certificates
5.22%, 2/25/2035 (a)                                    125,686                              125,734
Bear Stearns Asset Backed Securities Inc
5.61%, 2/25/2034 (a)                                    250,000                              250,470
5.56%, 3/25/2034 (a)                                    205,000                              204,989
5.20%, 2/25/2035 (a)                                    300,000                              300,173
CDC Mortgage Capital Trust
5.53%, 6/25/2034 (a)                                    175,000                              175,842
Encore Credit Receivables Trust
5.16%, 2/25/2035 (a)                                    350,000                              350,146
First NLC Trust
5.19%, 5/25/2035 (a)                                    322,301                              322,396
5.26%, 9/25/2035 (a)                                    200,000                              200,096
First-Citizens Home Equity Loan LLC
5.11%, 9/15/2022 (a)(c)                                 196,078                              195,442
IXIS Real Estate Capital Trust
5.20%, 12/25/2035 (a)                                   260,000                              260,380
Master Asset Backed Securities Trust
6.61%, 8/25/2033 (a)                                    300,000                              301,072
5.19%, 12/25/2034 (a)                                   319,934                              320,159
Morgan Stanley ABS Capital I
5.18%, 12/25/2034 (a)                                   139,897                              140,044
5.83%, 12/25/2034 (a)                                    50,000                               50,398
5.06%, 7/25/2035 (a)                                    137,443                              137,467
5.21%, 9/25/2035 (a)                                    500,000                              500,725
Morgan Stanley Home Equity Loans
5.07%, 8/25/2035 (a)                                    308,662                              308,718
New Century Home Equity Loan Trust
5.68%, 1/25/2034 (a)                                    200,000                              201,630
5.25%, 3/25/2035 (a)                                    182,476                              182,660
5.23%, 7/25/2035 (a)                                    125,000                              125,295
Nomura Home Equity Loan Inc
5.08%, 5/25/2035 (a)                                    225,464                              225,516
5.18%, 5/25/2035 (a)                                    200,000                              200,323
Option One Mortgage Loan Trust
5.49%, 5/25/2034 (a)                                    125,000                              125,672
6.01%, 5/25/2034 (a)                                    125,000                              124,993
5.26%, 11/25/2034 (a)                                    23,905                               23,927
5.20%, 2/25/2035 (a)                                    151,910                              152,102
5.96%, 2/25/2035 (a)                                     50,000                               50,423
5.21%, 8/25/2035 (a)                                    175,000                              175,227
Residential Asset Securities Corp
6.76%, 4/25/2032 (a)                                      6,889                                6,899
5.40%, 10/25/2033 (a)                                   127,827                              128,066
6.11%, 3/25/2035 (a)                                     75,000                               75,339
5.12%, 7/25/2035 (a)                                    525,000                              525,209
5.23%, 7/25/2035 (a)                                    250,000                              250,363
Saxon Asset Securities Trust
6.09%, 3/25/2035 (a)                                    225,000                              226,436
Structured Asset Securities Corp
5.18%, 3/25/2035 (a)                                    350,000                              350,102
Wells Fargo Home Equity Trust
5.46%, 4/25/2034 (a)                                    175,000                              174,994
                                                                                    -----------------
                                                                                           9,354,982
                                                                                    -----------------
Home Equity - Sequential (0.11%)
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                       143,374                              142,559
                                                                                    -----------------

Industrial Gases (0.02%)
Praxair Inc
6.38%, 4/ 1/2012                                         25,000                               25,809
                                                                                    -----------------

Insurance Brokers (0.28%)
AON Corp
8.21%, 1/ 1/2027 (b)                                     60,000                               66,389
Marsh & McLennan Cos Inc
5.19%, 7/13/2007 (a)                                    275,000                              274,717
3.63%, 2/15/2008                                         10,000                                9,645
                                                                                    -----------------
                                                                                             350,751
                                                                                    -----------------
Investment Companies (0.12%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)                                    150,000                              145,439
                                                                                    -----------------

Investment Management & Advisory Services (0.11%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                       140,000                              138,225
                                                                                    -----------------

Life & Health Insurance (0.56%)
AmerUs Group Co
5.95%, 8/15/2015                                         55,000                               53,706
Hartford Life Global Funding Trusts
5.08%, 9/15/2009 (a)                                    300,000                              300,600
Lincoln National Corp
5.25%, 6/15/2007                                         20,000                               19,897
Prudential Financial Inc
5.04%, 6/13/2008 (a)                                    150,000                              150,212
4.75%, 4/ 1/2014                                        150,000                              139,548
Torchmark Corp
6.25%, 12/15/2006                                        35,000                               35,085
                                                                                    -----------------
                                                                                             699,048

                                                                                    -----------------

Linen Supply & Related Items (0.01%)
Cintas Corp No. 2
5.13%, 6/ 1/2007                                         10,000                                9,960
                                                                                    -----------------

Medical - Drugs (0.21%)
Allergan Inc
5.75%, 4/ 1/2016 (c)                                    160,000                              157,862
Eli Lilly & Co
6.00%, 3/15/2012                                         25,000                               25,573
Teva Pharmaceutical Finance LLC
5.55%, 2/ 1/2016                                         30,000                               28,652
6.15%, 2/ 1/2036                                         60,000                               55,435
                                                                                    -----------------
                                                                                             267,522
                                                                                    -----------------
Medical - HMO (0.35%)
UnitedHealth Group Inc
5.80%, 3/15/2036                                        120,000                              110,448
WellPoint Health Networks
6.38%, 6/15/2006                                        100,000                              100,138
WellPoint Inc
5.00%, 1/15/2011                                         35,000                               34,097
6.80%, 8/ 1/2012                                         15,000                               15,847
5.25%, 1/15/2016                                        120,000                              114,034
5.85%, 1/15/2036                                         75,000                               68,888
                                                                                    -----------------
                                                                                             443,452
                                                                                    -----------------
Medical Instruments (0.05%)
Boston Scientific Corp
5.50%, 11/15/2015                                        60,000                               59,279
                                                                                    -----------------

Medical Laboratory & Testing Service (0.08%)
Quest Diagnostics Inc
5.45%, 11/ 1/2015                                       100,000                               95,853
                                                                                    -----------------

Metal - Aluminum (0.03%)
Alcoa Inc
7.38%, 8/ 1/2010                                         30,000                               32,053
                                                                                    -----------------

Metal - Diversified (0.11%)
Falconbridge Ltd
7.35%, 6/ 5/2012                                         10,000                               10,622
7.25%, 7/15/2012                                        110,000                              116,383
5.38%, 6/ 1/2015                                         15,000                               13,954
                                                                                    -----------------
                                                                                             140,959
                                                                                    -----------------
Mortgage Backed Securities (15.82%)
Adjustable Rate Mortgage Trust
5.53%, 2/25/2035 (a)                                    225,000                              226,807
5.12%, 11/25/2035 (a)                                   140,000                              137,306
Banc of America Commercial Mortgage Inc
7.33%, 11/15/2031                                       150,000                              158,289
4.67%, 7/10/2043                                        265,000                              245,758
4.86%, 7/10/2043                                        265,000                              249,166
5.12%, 7/11/2043                                        250,000                              244,449
Bear Stearns Adjustable Rate Mortgage Trust
3.51%, 6/25/2034 (a)                                     75,000                               71,880
5.12%, 8/25/2035 (a)                                    656,003                              651,001
Bear Stearns Commercial Mortgage Securities Inc
5.22%, 6/15/2017 (a)(c)                                 300,000                              299,996
3.97%, 11/11/2035                                        90,073                               87,201
0.71%, 5/11/2039 (a)(c)                               3,683,809                               76,037
Bella Vista Mortgage Trust
5.25%, 1/22/2045 (a)                                    199,269                              199,490
5.17%, 5/20/2045 (a)                                    196,637                              197,015
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032                                       300,000                              318,715
Countrywide Alternative Loan Trust
5.00%, 10/25/2018                                       163,389                              158,181
5.21%, 5/25/2034 (a)                                    175,000                              174,982
5.18%, 5/25/2035 (a)                                    224,769                              224,914
5.20%, 7/20/2035 (a)(e)                                 217,952                              218,916
Countrywide Asset-Backed Certificates
5.09%, 11/25/2035 (a)                                   206,099                              206,102
5.24%, 11/25/2035 (a)                                   225,000                              225,088
4.85%, 1/25/2036 (a)                                    500,000                              500,816
5.36%, 4/25/2036 (a)                                    325,000                              325,452
Countrywide Home Loan Mortgage Pass Through
4.60%, 12/19/2033 (a)                                    50,000                               47,003
CS First Boston Mortgage Securities Corp
5.18%, 11/15/2020 (a)(c)                                250,000                              250,298
1.63%, 3/15/2036 (a)(c)                               1,243,243                               43,121
0.70%, 5/15/2036 (a)(c)                               1,171,647                               17,465
0.83%, 7/15/2036 (a)(c)                               1,249,673                               29,886
0.14%, 11/15/2037 (a)(c)                              2,021,943                               41,438
7.90%, 9/15/2041 (a)                                     40,000                               43,005
First Union National Bank Commercial Mortgage
7.84%, 5/17/2032                                        215,000                              231,974
8.09%, 5/17/2032                                         65,000                               70,835
5.59%, 2/12/2034                                         59,202                               59,433
6.14%, 2/12/2034                                        150,000                              154,389
Ge Capital Commercial Mortgage Corp
4.97%, 8/11/2036                                         75,000                               73,910
0.80%, 3/10/2040 (a)(c)                               1,712,352                               38,528
4.98%, 5/10/2043 (a)                                    465,000                              441,202
5.51%, 11/10/2045 (a)                                   850,000                              838,743
GMAC Commercial Mortgage Securities Inc
6.96%, 9/15/2035                                        150,000                              158,345
1.06%, 3/10/2038 (a)(c)                               1,249,964                               38,864
Greenpoint Mortgage Funding Trust
5.26%, 6/25/2045 (a)                                    180,502                              181,208
Greenwich Capital Commercial Funding Corp
0.53%, 6/10/2036 (a)(c)                               9,946,413                              126,200
HSI Asset Securitization Corp Trust
5.09%, 7/25/2035 (a)                                    350,277                              350,355
5.14%, 8/25/2035 (a)                                    425,000                              425,154
Impac CMB Trust
5.43%, 10/25/2033 (a)                                    98,053                               98,099
5.46%, 10/25/2033 (a)                                    89,182                               89,198
5.34%, 12/25/2033 (a)                                    44,567                               44,585
5.34%, 1/25/2035 (a)                                    202,362                              202,667
5.27%, 4/25/2035 (a)                                    140,690                              140,794
5.39%, 4/25/2035 (a)                                    119,546                              119,746
5.26%, 8/25/2035 (a)                                    174,032                              174,111
5.47%, 8/25/2035 (a)                                    374,919                              376,553
Impac Secured Assets CMN Owner Trust
5.23%, 12/25/2031 (a)                                   550,000                              550,032
Indymac Index Mortgage Loan Trust
5.26%, 4/25/2034 (a)                                    270,750                              271,205
5.19%, 4/25/2035 (a)                                    143,207                              143,623
5.29%, 4/25/2035 (a)                                    141,779                              142,556
5.26%, 8/25/2035 (a)                                    363,440                              364,819
JP Morgan Chase Commercial Mortgage Securities
4.55%, 5/12/2034                                         27,891                               27,793
1.29%, 1/12/2039 (a)(c)                               1,065,168                               43,048
0.08%, 1/15/2042 (a)(c)                               1,974,421                               35,085
JP Morgan Mortgage Trust
4.96%, 11/25/2035 (a)                                   400,000                              390,046
5.40%, 2/25/2036 (a)                                    200,000                              198,410
LB Commercial Conduit Mortgage Trust
7.33%, 10/15/2032                                       150,000                              157,677
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                         53,951                               54,544
4.90%, 6/15/2026                                        125,000                              124,301
5.59%, 6/15/2031                                        110,000                              110,494
0.29%, 3/15/2036 (a)(c)                                 708,140                               19,960
1.33%, 3/15/2036 (a)(c)                               2,347,073                               88,180
0.90%, 8/15/2036 (a)(c)                                 973,250                               23,778
Merrill Lynch Mortgage Investors Inc
5.08%, 8/25/2035 (a)                                    233,940                              233,928
Merrill Lynch Mortgage Trust
0.69%, 2/12/2042 (a)                                  2,583,588                               44,086
Morgan Stanley Capital I
7.11%, 4/15/2033                                        195,000                              204,190
1.23%, 1/13/2041 (a)(c)                                 804,509                               31,582
5.03%, 5/24/2043 (a)(c)(e)                              425,000                              425,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                        102,586                              104,978
Nomura Asset Acceptance Corp
5.31%, 2/25/2035 (a)                                    203,450                              203,741
Sequoia Mortgage Trust
5.15%, 2/20/2035 (a)                                    229,657                              229,575
Specialty Underwriting & Residential Finance
5.47%, 2/25/2035 (a)                                    150,000                              150,808
5.19%, 12/25/2035 (a)                                   250,000                              250,158
5.19%, 3/25/2036 (a)                                    225,000                              225,290
5.07%, 6/25/2036 (a)                                    169,832                              169,855
Structured Adjustable Rate Mortgage Loan Trust
4.70%, 7/25/2034 (a)                                    400,000                              390,065
5.66%, 8/25/2034 (a)                                    323,577                              324,066
5.21%, 3/25/2035 (a)                                    212,593                              212,616
5.25%, 12/25/2035                                       224,985                              222,390
Structured Asset Mortgage Investments Inc
5.26%, 5/25/2045 (a)                                    179,465                              180,295
5.27%, 9/25/2045 (a)                                    271,496                              272,753
Thornburg Mortgage Securities Trust
5.22%, 10/25/2035 (a)                                   377,710                              378,171
Wachovia Bank Commercial Mortgage Trust
0.13%, 11/15/2035 (c)                                 5,406,136                               63,679
0.42%, 1/15/2041 (a)(c)                                 926,469                                8,418
0.63%, 10/15/2041 (a)(c)                              5,362,687                              101,762
0.46%, 3/15/2042 (a)(c)                               8,580,211                              114,366
4.94%, 4/15/2042                                        430,000                              406,430
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (c)                                    291,874                              279,134
Washington Mutual Inc
3.97%, 3/25/2033                                         39,794                               38,827
3.80%, 6/25/2034 (a)                                    125,000                              118,950
4.68%, 5/25/2035 (a)                                     75,000                               72,992
5.29%, 7/25/2044 (a)                                    139,863                              140,822
5.27%, 1/25/2045 (a)                                    161,277                              162,007
5.49%, 1/25/2045 (a)                                    224,606                              226,774
Washington Mutual Inc (continued)
5.19%, 4/25/2045 (a)                                     89,875                               89,979
5.23%, 4/25/2045 (a)                                    161,774                              162,177
5.25%, 7/25/2045 (a)                                    232,113                              232,821
Wells Fargo Mortgage Backed Securities
4.98%, 10/25/2035 (a)                                   507,111                              499,626
                                                                                    -----------------
                                                                                          19,822,532
                                                                                    -----------------
Multi-line Insurance (0.43%)
ACE Ltd
6.00%, 4/ 1/2007                                        140,000                              140,551
Aegon NV
4.75%, 6/ 1/2013                                         10,000                                9,387
American International Group Inc
4.25%, 5/15/2013                                         15,000                               13,732
Hartford Financial Services Group Inc
4.70%, 9/ 1/2007                                         15,000                               14,851
ING Groep NV
5.78%, 12/ 8/2035 (b)                                   115,000                              110,143
Metropolitan Life Global Funding I
5.07%, 3/17/2009 (a)(c)                                 250,000                              250,040
                                                                                    -----------------
                                                                                             538,704
                                                                                    -----------------
Multimedia (0.51%)
News America Inc
6.63%, 1/ 9/2008                                        150,000                              152,957
4.75%, 3/15/2010                                         10,000                                9,698
6.20%, 12/15/2034                                       105,000                               97,093
6.40%, 12/15/2035 (c)                                    60,000                               56,708
Thomson Corp/The
5.75%, 2/ 1/2008                                         15,000                               15,057
4.75%, 5/28/2010                                         15,000                               14,514
Time Warner Entertainment Co LP
8.38%, 3/15/2023                                        140,000                              157,000
Viacom Inc
5.75%, 4/30/2011 (c)                                     80,000                               79,445
6.88%, 4/30/2036 (c)                                     45,000                               44,348
Walt Disney Co
7.00%, 3/ 1/2032                                         10,000                               10,792
                                                                                    -----------------
                                                                                             637,612
                                                                                    -----------------
Mutual Insurance (0.03%)
Liberty Mutual Group Inc
7.00%, 3/15/2034 (c)                                     40,000                               38,254
                                                                                    -----------------

Networking Products (0.14%)
Cisco Systems Inc
5.25%, 2/22/2011                                        180,000                              178,183
                                                                                    -----------------

Non-hazardous Waste Disposal (0.13%)
Waste Management Inc
5.00%, 3/15/2014                                         95,000                               89,330
7.00%, 7/15/2028                                         75,000                               77,835
                                                                                    -----------------
                                                                                             167,165
                                                                                    -----------------
Oil - Field Services (0.01%)
Halliburton Co
5.50%, 10/15/2010                                        15,000                               14,976
                                                                                    -----------------


Oil & Gas Drilling (0.01%)
Transocean Inc
7.38%, 4/15/2018                                         15,000                               16,580
                                                                                    -----------------

Oil Company - Exploration & Production (0.72%)
Devon Financing Corp ULC
7.88%, 9/30/2031                                         85,000                              100,388
Nexen Inc
5.05%, 11/20/2013                                       310,000                              294,234
7.88%, 3/15/2032                                         20,000                               22,908
Pemex Project Funding Master Trust
8.00%, 11/15/2011                                       240,000                              259,920
Talisman Energy Inc
5.13%, 5/15/2015                                         80,000                               75,496
XTO Energy Inc
5.65%, 4/ 1/2016                                        100,000                               97,407
6.10%, 4/ 1/2036                                         50,000                               47,123
                                                                                    -----------------
                                                                                             897,476
                                                                                    -----------------
Oil Company - Integrated (0.37%)
Conoco Funding Co
6.35%, 10/15/2011                                        40,000                               41,506
ConocoPhillips Co
8.75%, 5/25/2010                                         25,000                               27,920
Husky Energy Inc
6.25%, 6/15/2012                                         40,000                               40,566
6.15%, 6/15/2019                                         55,000                               53,935
Marathon Oil Corp
6.80%, 3/15/2032                                         15,000                               15,910
Occidental Petroleum Corp
4.00%, 11/30/2007                                        20,000                               19,598
Petrobras International Finance Co
9.75%, 7/ 6/2011                                        150,000                              174,375
Petro-Canada
4.00%, 7/15/2013                                         15,000                               13,364
5.95%, 5/15/2035                                         55,000                               50,903
Petronas Capital Ltd
7.88%, 5/22/2022 (c)                                     10,000                               11,614
Union Oil Co Of California
5.05%, 10/ 1/2012                                        10,000                                9,747
                                                                                    -----------------
                                                                                             459,438
                                                                                    -----------------
Oil Field Machinery & Equipment (0.07%)
Cooper Cameron Corp
2.65%, 4/15/2007                                         90,000                               87,197
                                                                                    -----------------

Oil Refining & Marketing (0.39%)
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                        240,000                              257,350
6.75%, 2/ 1/2011                                         40,000                               41,569
7.50%, 6/15/2015                                        185,000                              194,392
                                                                                    -----------------
                                                                                             493,311
                                                                                    -----------------
Paper & Related Products (0.05%)
Celulosa Arauco y Constitucion SA
5.13%, 7/ 9/2013                                         10,000                                9,280
MeadWestvaco Corp
6.85%, 4/ 1/2012                                         10,000                               10,298
Plum Creek Timberlands LP
5.88%, 11/15/2015                                        50,000                               48,423
                                                                                    -----------------
                                                                                              68,001
                                                                                    -----------------

                                                                                    -----------------
Pharmacy Services (0.10%)
Caremark Rx Inc
7.38%, 10/ 1/2006                                       120,000                              120,964
                                                                                    -----------------

Pipelines (0.47%)
Boardwalk Pipelines LLC
5.50%, 2/ 1/2017                                         45,000                               42,652
Buckeye Partners LP
4.63%, 7/15/2013                                         50,000                               46,114
Consolidated Natural Gas Co
5.00%, 3/ 1/2014                                         15,000                               13,985
Enbridge Energy Partners LP
4.00%, 1/15/2009                                         35,000                               33,442
Energy Transfer Partners LP
5.65%, 8/ 1/2012                                        125,000                              122,179
5.95%, 2/ 1/2015                                        185,000                              180,676
Kinder Morgan Energy Partners LP
6.75%, 3/15/2011                                         30,000                               31,216
Kinder Morgan Inc
6.50%, 9/ 1/2012                                         75,000                               77,179
National Fuel Gas Co
5.25%, 3/ 1/2013                                         40,000                               38,416
                                                                                    -----------------
                                                                                             585,859
                                                                                    -----------------
Power Converter & Supply Equipment (0.01%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                         15,000                               14,922
                                                                                    -----------------

Property & Casualty Insurance (0.32%)
Arch Capital Group Ltd
7.35%, 5/ 1/2034                                        100,000                              103,207
Markel Corp
6.80%, 2/15/2013                                         85,000                               86,188
Progressive Corp/The
6.25%, 12/ 1/2032                                         5,000                                4,955
Safeco Corp
7.25%, 9/ 1/2012                                          3,000                                3,233
St Paul Travelers Cos Inc/The
5.75%, 3/15/2007                                        155,000                              155,392
Travelers Property Casualty Corp
3.75%, 3/15/2008                                         10,000                                9,733
WR Berkley Corp
5.88%, 2/15/2013                                         35,000                               34,188
                                                                                    -----------------
                                                                                             396,896
                                                                                    -----------------
Real Estate Operator & Developer (0.22%)
Duke Realty LP
4.63%, 5/15/2013                                         10,000                                9,275
EOP Operating LP
7.00%, 7/15/2011                                         35,000                               36,816
5.88%, 1/15/2013                                        110,000                              109,036
4.75%, 3/15/2014                                        125,000                              114,673
                                                                                    -----------------
                                                                                             269,800
                                                                                    -----------------
Regional Authority (0.04%)
Province of Nova Scotia Canada
5.75%, 2/27/2012                                         25,000                               25,282
Province of Ontario
5.13%, 7/17/2012                                         25,000                               24,563
                                                                                    -----------------
                                                                                              49,845
                                                                                    -----------------

Regional Banks (0.39%)
Bank of America Corp
3.88%, 1/15/2008                                          5,000                                4,887
Bank One Corp
6.00%, 8/ 1/2008                                         50,000                               50,659
Fifth Third Bancorp
3.38%, 8/15/2008                                         10,000                                9,584
Keycorp
5.29%, 7/23/2007 (a)                                    150,000                              150,355
Wachovia Corp
4.95%, 11/ 1/2006                                        55,000                               54,890
6.38%, 2/ 1/2009                                        180,000                              183,942
Wells Fargo & Co
3.50%, 4/ 4/2008                                         10,000                                9,678
3.12%, 8/15/2008                                         30,000                               28,652
                                                                                    -----------------
                                                                                             492,647
                                                                                    -----------------
Reinsurance (0.23%)
Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017                                        175,000                              170,883
Transatlantic Holdings Inc
5.75%, 12/14/2015                                       125,000                              121,050
                                                                                    -----------------
                                                                                             291,933
                                                                                    -----------------
REITS - Apartments (0.05%)
Camden Property Trust
5.88%, 6/ 1/2007                                         15,000                               15,079
United Dominion Realty Trust Inc
6.50%, 6/15/2009                                         40,000                               41,390
                                                                                    -----------------
                                                                                              56,469
                                                                                    -----------------
REITS - Diversified (0.49%)
iStar Financial Inc
6.14%, 3/12/2007 (a)                                    150,000                              151,283
5.22%, 3/ 3/2008 (a)                                    125,000                              125,322
5.65%, 9/15/2011                                        200,000                              196,740
5.15%, 3/ 1/2012                                        140,000                              133,800
                                                                                    -----------------
                                                                                             607,145
                                                                                    -----------------
REITS - Healthcare (0.07%)
Health Care Property Investors Inc
5.63%, 2/28/2013                                         95,000                               93,339
                                                                                    -----------------

REITS - Office Property (0.36%)
Brandywine Operating Partnership Lp/PA
5.41%, 4/ 1/2009 (a)                                    125,000                              124,956
5.63%, 12/15/2010                                       130,000                              128,253
HRPT Properties Trust
5.52%, 3/16/2011 (a)                                    200,000                              200,329
                                                                                    -----------------
                                                                                             453,538
                                                                                    -----------------
REITS - Regional Malls (0.02%)
Simon Property Group LP
5.38%, 8/28/2008                                         10,000                                9,967
3.75%, 1/30/2009                                         15,000                               14,351
                                                                                    -----------------
                                                                                              24,318
                                                                                    -----------------
REITS - Shopping Centers (0.15%)
Developers Diversified Realty Corp
5.38%, 10/15/2012                                       200,000                              193,595
                                                                                    -----------------


Retail - Drug Store (0.01%)
CVS Corp
3.88%, 11/ 1/2007                                        15,000                               14,670
                                                                                    -----------------

Retail - Regional Department Store (0.01%)
Kohl's Corp
6.00%, 1/15/2033                                         10,000                                8,997
                                                                                    -----------------

Retail - Restaurants (0.01%)
McDonald's Corp
5.38%, 4/30/2007                                         15,000                               14,967
                                                                                    -----------------

Savings & Loans - Thrifts (0.39%)
Washington Mutual Bank
6.88%, 6/15/2011                                         75,000                               78,984
5.50%, 1/15/2013                                        105,000                              103,025
Washington Mutual Inc
5.37%, 1/15/2010 (a)                                    300,000                              301,240
                                                                                    -----------------
                                                                                             483,249
                                                                                    -----------------
Sovereign (0.34%)
Chile Government International Bond
5.53%, 1/28/2008 (a)                                    175,000                              175,700
5.50%, 1/15/2013                                          5,000                                4,915
Mexico Government International Bond
8.00%, 9/24/2022                                        100,000                              115,000
8.30%, 8/15/2031                                         45,000                               53,438
Poland Government International Bond
6.25%, 7/ 3/2012                                         15,000                               15,480
South Africa Government International Bond
6.50%, 6/ 2/2014                                         65,000                               66,950
                                                                                    -----------------
                                                                                             431,483
                                                                                    -----------------
Special Purpose Banks (0.12%)
Korea Development Bank
7.25%, 5/15/2006                                         15,000                               15,019
4.25%, 11/13/2007                                        10,000                                9,828
3.88%, 3/ 2/2009                                         15,000                               14,379
5.48%, 10/20/2009 (a)                                   110,000                              110,727
                                                                                    -----------------
                                                                                             149,953
                                                                                    -----------------
Special Purpose Entity (1.61%)
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)                                   185,000                              189,329
Fondo LatinoAmericano De Reservas
3.00%, 8/ 1/2006 (c)                                    365,000                              362,960
John Hancock Global Funding II
5.16%, 4/ 3/2009 (a)(c)                                 300,000                              300,599
MBIA Global Funding LLC
4.92%, 2/20/2007 (a)(c)                                 250,000                              249,986
Premium Asset Trust/GEFA
4.92%, 8/12/2007 (a)(c)                                 150,000                              150,068
Pricoa Global Funding I
5.12%, 12/22/2006 (a)(c)                                325,000                              325,410
Rio Tinto Finance USA Ltd
5.75%, 7/ 3/2006                                         50,000                               50,073
2.63%, 9/30/2008                                         15,000                               14,063
Tyco International Group S.A.
Participation Certification Trust
4.44%, 6/15/2007 (c)                                    350,000                              344,279

Unilever Capital Corp
7.13%, 11/ 1/2010                                        30,000                               31,864
                                                                                    -----------------
                                                                                           2,018,631
                                                                                    -----------------
Supranational Bank (0.31%)
Corp Andina de Fomento
5.46%, 1/26/2007 (a)                                    250,000                              250,270
6.88%, 3/15/2012                                         60,000                               62,772
Inter-American Development Bank
6.38%, 10/22/2007                                        75,000                               76,318
                                                                                    -----------------
                                                                                             389,360

                                                                                    -----------------
Telecommunication Services (0.37%)
TELUS Corp
7.50%, 6/ 1/2007                                        190,000                              193,952
8.00%, 6/ 1/2011                                        125,000                              137,214
Verizon Global Funding Corp
4.88%, 8/15/2007 (a)                                    120,000                              120,021
6.88%, 6/15/2012                                         15,000                               15,733
                                                                                    -----------------
                                                                                             466,920
                                                                                    -----------------
Telephone - Integrated (1.34%)
BellSouth Corp
6.88%, 10/15/2031                                       105,000                              106,644
British Telecommunications PLC
8.38%, 12/15/2010                                       465,000                              516,574
Deutsche Telekom International Finance
5.12%, 3/23/2009 (a)                                    250,000                              250,065
France Telecom SA
7.75%, 3/ 1/2011 (a)                                    290,000                              315,488
Sprint Capital Corp
6.90%, 5/ 1/2019                                        135,000                              142,865
Telecom Italia Capital SA
4.00%, 11/15/2008                                        15,000                               14,464
5.16%, 2/ 1/2011 (a)                                    120,000                              120,706
Telefonica Europe BV
7.75%, 9/15/2010                                         70,000                               75,159
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                       100,000                               97,215
Verizon Communications Inc
5.35%, 2/15/2011                                         35,000                               34,473
                                                                                    -----------------
                                                                                           1,673,653
                                                                                    -----------------
Television (0.15%)
BSKYB Finance UK PLC
5.63%, 10/15/2015 (c)                                   200,000                              191,324
                                                                                    -----------------

Textile - Home Furnishings (0.02%)
Mohawk Industries Inc
6.50%, 4/15/2007                                         30,000                               30,270
                                                                                    -----------------

Tools - Hand Held (0.01%)
Stanley Works/The
4.90%, 11/ 1/2012                                        15,000                               14,415
                                                                                    -----------------

Transport - Rail (0.15%)
Burlington Northern Santa Fe Corp
7.95%, 8/15/2030                                         30,000                               36,111
Canadian National Railway Co
4.40%, 3/15/2013                                         15,000                               13,897
CSX Corp
4.88%, 11/ 1/2009                                       100,000                               97,724
Union Pacific Corp
4.70%, 1/ 2/2024                                          9,919                                9,146
6.63%, 2/ 1/2029                                         35,000                               36,254
                                                                                    -----------------
                                                                                             193,132
                                                                                    -----------------
Transport - Services (0.03%)
FedEx Corp
3.50%, 4/ 1/2009                                         40,000                               37,988
                                                                                    -----------------
TOTAL BONDS                                                                      $        82,099,086
                                                                                    -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (63.17%)
Federal Home Loan Mortgage Corporation
(FHLMC) (11.63%)
4.50%, 5/ 1/2021 (g)                                  1,115,000                            1,060,644
5.00%, 5/ 1/2021 (g)                                  1,110,000                            1,078,781
4.50%, 5/ 1/2036 (g)                                    555,000                              507,652
5.00%, 5/ 1/2036 (g)                                  4,995,000                            4,721,833
5.50%, 5/ 1/2036 (g)                                  1,970,000                            1,913,363
6.00%, 5/ 1/2036 (g)                                    500,000                              498,281
6.50%, 5/ 1/2036 (g)                                    805,000                              818,332
5.50%, 3/ 1/2009                                          8,922                                8,888
4.50%, 11/ 1/2010                                       423,112                              411,243
4.50%, 10/ 1/2011                                        25,060                               24,300
6.50%, 12/ 1/2015                                        11,328                               11,565
7.50%, 12/ 1/2015                                        19,361                               20,201
6.00%, 9/ 1/2016                                         14,622                               14,782
6.50%, 9/ 1/2016                                         17,816                               18,190
6.00%, 3/ 1/2017                                         41,304                               41,757
6.50%, 3/ 1/2017                                          8,185                                8,358
6.00%, 4/ 1/2017                                         62,818                               63,505
6.50%, 4/ 1/2017                                         34,260                               34,981
5.00%, 12/ 1/2017                                       135,531                              132,068
4.50%, 11/ 1/2018                                       342,865                              326,925
5.00%, 12/ 1/2018                                       155,742                              151,717
6.00%, 6/ 1/2028                                         52,686                               52,748
6.50%, 3/ 1/2029                                         59,181                               60,482
7.50%, 10/ 1/2030                                        26,722                               27,896
8.00%, 11/ 1/2030                                         3,759                                3,998
7.00%, 12/ 1/2030                                        19,653                               20,214
7.50%, 12/ 1/2030                                         4,256                                4,439
6.50%, 5/ 1/2031                                         68,464                               69,856
6.50%, 10/ 1/2031                                        20,948                               21,373
7.00%, 1/ 1/2032                                         26,744                               27,513
6.50%, 2/ 1/2032                                         13,173                               13,441
7.50%, 4/ 1/2032                                         10,614                               11,065
6.50%, 5/ 1/2032                                         81,453                               83,243
6.50%, 9/ 1/2032                                         39,132                               39,893
5.50%, 5/ 1/2033                                        144,948                              141,176
5.50%, 8/ 1/2033                                        371,014                              361,358
5.50%, 10/ 1/2033                                       129,377                              126,009
5.50%, 12/ 1/2033                                        98,079                               95,527
5.50%, 1/ 1/2034                                      1,122,892                            1,092,601
5.50%, 9/ 1/2034                                        214,121                              208,345
5.50%, 3/ 1/2035                                        250,417                              243,344
                                                                                    -----------------
                                                                                          14,571,887
                                                                                    -----------------
Federal National Mortgage Association
(FNMA) (21.96%)
4.50%, 5/ 1/2021 (g)                                  1,260,000                            1,199,362
5.00%, 5/ 1/2021 (g)                                  1,565,000                            1,523,430
5.50%, 5/ 1/2021 (g)                                  2,020,000                            2,004,220
6.00%, 5/ 1/2021 (g)                                    500,000                              506,250
4.50%, 5/ 1/2036 (g)                                    555,000                              507,998

5.00%, 5/ 1/2036 (g)                                  6,445,000                            6,094,553
5.50%, 5/ 1/2036 (g)                                  8,980,000                            8,719,023
6.00%, 5/ 1/2036 (g)                                  3,210,000                            3,194,951
6.50%, 6/ 1/2036 (g)                                    580,000                              588,881
5.50%, 2/ 1/2009                                         18,324                               18,238
5.50%, 6/ 1/2009                                         32,403                               32,250
6.00%, 10/ 1/2016                                        14,171                               14,358
5.00%, 9/ 1/2017                                        457,717                              446,659
5.50%, 1/ 1/2018                                        100,788                              100,144
5.00%, 3/ 1/2018                                        513,557                              501,026
5.50%, 3/ 1/2023                                        290,132                              284,552
5.50%, 7/ 1/2023                                        416,378                              408,369
6.00%, 9/ 1/2031                                         63,006                               62,906
7.00%, 9/ 1/2031                                         27,912                               28,733
6.50%, 12/ 1/2031                                        36,962                               37,729
6.00%, 4/ 1/2033                                        105,183                              104,890
5.50%, 9/ 1/2033                                        223,689                              217,845
6.00%, 12/ 1/2033                                       377,596                              376,544
4.21%, 6/ 1/2034 (a)                                    100,994                               98,533
5.50%, 6/ 1/2034                                         40,546                               39,441
4.37%, 7/ 1/2034 (a)                                     62,000                               60,670
4.33%, 12/ 1/2034 (a)                                   164,252                              160,673
4.61%, 3/ 1/2035 (a)                                    173,826                              170,197
                                                                                    -----------------
                                                                                          27,502,425
                                                                                    -----------------
Government National Mortgage Association
(GNMA) (3.15%)
5.00%, 5/ 1/2036 (g)                                  1,165,000                            1,116,216
5.50%, 5/ 1/2036 (g)                                  2,070,000                            2,031,833
7.00%, 7/15/2031                                         22,709                               23,574
7.00%, 2/15/2032                                          9,546                                9,908
8.00%, 2/15/2032                                          1,327                                1,420
6.00%, 7/15/2032                                         25,067                               25,179
6.00%, 12/15/2032                                        52,107                               52,338
6.00%, 12/15/2033                                       631,231                              633,953
6.50%, 10/20/2028                                        27,530                               28,125
8.00%, 8/20/2029                                          4,885                                5,203
6.50%, 2/20/2032                                         15,236                               15,537
6.50%, 5/20/2032                                          4,895                                4,991
                                                                                    -----------------
                                                                                           3,948,277
                                                                                    -----------------
U.S. Treasury (25.14%)
2.50%, 5/31/2006 (b)                                  3,600,000                            3,593,250
4.38%, 5/15/2007 (b)                                  2,500,000                            2,486,523
4.00%, 6/15/2009                                      1,250,000                            1,217,969
3.63%, 7/15/2009 (b)(f)                               2,775,000                            2,671,587
3.50%, 2/15/2010 (b)                                  3,700,000                            3,521,793
5.00%, 2/15/2011 (b)(f)                               1,750,000                            1,757,452
4.88%, 2/15/2012 (f)                                  1,600,000                            1,594,125
4.38%, 8/15/2012 (b)                                  1,675,000                            1,621,609
3.88%, 2/15/2013                                        500,000                              468,105
4.25%, 8/15/2013 (b)                                    900,000                              858,551
4.00%, 2/15/2014 (b)                                    550,000                              513,799
4.75%, 5/15/2014 (b)(f)                                 750,000                              736,025
4.25%, 11/15/2014 (b)(f)                              1,850,000                            1,748,755
7.25%, 5/15/2016 (f)                                    875,000                            1,019,785
7.50%, 11/15/2016 (f)                                 1,300,000                            1,547,304
8.13%, 8/15/2019                                        550,000                              699,574
8.00%, 11/15/2021                                       700,000                              898,625
6.25%, 8/15/2023 (f)                                  1,250,000                            1,381,445
6.00%, 2/15/2026 (b)                                    850,000                              920,723

6.25%, 5/15/2030 (b)(f)                               1,975,000                            2,232,058
                                                                                    -----------------
                                                                                          31,489,057
                                                                                    -----------------
U.S. Treasury Inflation-Indexed
Obligations (1.29%)
3.88%, 1/15/2009                                        454,346                              476,922
4.25%, 1/15/2010                                        354,303                              381,457
2.00%, 1/15/2014                                        779,643                              760,791
                                                                                    -----------------
                                                                                           1,619,170
                                                                                    -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS                                                                          $        79,130,816
                                                                                    -----------------
SHORT TERM INVESTMENTS (6.74%)
Commercial Paper (6.74%)
Investment in Joint Trading Account;
Federal Home Loan Bank
4.65%, 5/ 1/2006                                      3,532,995                            3,532,995
Investment in Joint Trading Account;
HSBC Funding
4.82%, 5/ 1/2006                                      4,911,737                            4,911,737
                                                                                    -----------------
                                                                                           8,444,732
                                                                                    -----------------
TOTAL SHORT TERM INVESTMENTS                                                     $         8,444,732
                                                                                    -----------------
MONEY MARKET FUNDS (13.62%)
BNY Institutional Cash Reserve Fund (h)              17,061,000                           17,061,000
                                                                                    -----------------
TOTAL MONEY MARKET FUNDS                                                         $        17,061,000
                                                                                    -----------------
Total Investments                                                                $       186,735,634
Liabilities in Excess of
Other Assets, Net - (49.06)%                                                       (61,461,486)
                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                       $       125,274,148
                                                                                    =================
                                                                                    -----------------

                                                                                    =================

(a) Variable Rate
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $7,405,953 or
    5.91% of net assets.


(d) Security purchased on a when-issued basis. See Notes to Financial Statements.
(e) Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $1,069,230 or 0.85% of net assets.

(f) Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $10,912,809 or 8.71% of net assets.

(g) Security was purchased in a "to-be-announced" ("TBA") transaction.  See Notes to Financial Statements.
(h) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $           252,026
Unrealized Depreciation                                (2,671,119)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)             (2,419,093)

Cost for federal income tax purposes                   189,154,727


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                  Unrealized
                                                                                     Notional   Appreciation/
Description                                                                           Amount    (Depreciation)
-------------------------------------------------------- -------------------------- ---------- -----------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate                                                          $   2,000,000          (7,624)
based on 1-month LIBOR less 5 basis points with Morgan Stanley. Expires May
2006.


Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay
monthly a floating rate                                                              2,000,000          (7,707)
based on 1-month LIBOR with Morgan Stanley. Expires May 2006.


Portfolio Summary (unaudited)
--------------------------------------------------- -----------------
Sector                                                       Percent
--------------------------------------------------- -----------------
Mortgage Securities                                           53.67%
Government                                                    32.38%
Financial                                                     31.69%
Asset Backed Securities                                       16.88%
Communications                                                 3.74%
Utilities                                                      3.05%
Consumer, Non-cyclical                                         3.04%
Energy                                                         2.04%
Consumer, Cyclical                                             0.86%
Industrial                                                     0.80%
Basic Materials                                                0.72%
Technology                                                     0.19%
Liabilities in Excess of Other Assets, Net                 (-49.06%)
                                                    -----------------
TOTAL NET ASSETS                                             100.00%
                                                    =================

Other Assets Summary (unaudited)
----------------------------------- -----------------
Asset Type                                   Percent
----------------------------------- -----------------
Total Return Swaps                             0.01%

Schedule of Investments
April 30, 2006 (unaudited)
High Yield Fund
                                                          Principal
                                                           Amount                                     Value
                                                          ---------- -------------------------- ------------------
BONDS (90.62%)
Advertising Agencies (0.63%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014                                      $    650,000                          $            539,500
                                                                                                ------------------

Advertising Services (1.34%)
Advanstar Communications Inc
10.75%, 8/15/2010                                           700,000                                       759,500
RH Donnelley Corp
8.88%, 1/15/2016 (a)                                        375,000                                       385,781
                                                                                                ------------------
                                                                                                        1,145,281
                                                                                                ------------------
Aerospace & Defense Equipment (1.31%)
GenCorp Inc
9.50%, 8/15/2013                                            346,000                                       373,680
Sequa Corp
9.00%, 8/ 1/2009                                            400,000                                       430,000
TransDigm Inc
8.38%, 7/15/2011                                            300,000                                       315,000
                                                                                                ------------------
                                                                                                        1,118,680
                                                                                                ------------------
Apparel Manufacturers (0.43%)
Phillips-Van Heusen
7.75%, 11/15/2023                                           350,000                                       367,500
                                                                                                ------------------

Auto/Truck Parts & Equipment - Original (2.20%)
ArvinMeritor Inc
8.75%, 3/ 1/2012 (b)                                        400,000                                       410,500
Stanadyne Corp
10.00%, 8/15/2014                                           225,000                                       207,000
Tenneco Inc
8.63%, 11/15/2014 (b)                                       500,000                                       506,250
TRW Automotive Inc
9.38%, 2/15/2013                                            700,000                                       752,500
                                                                                                ------------------
                                                                                                        1,876,250
                                                                                                ------------------
Beverages - Non-alcoholic (0.48%)
Cott Beverages USA Inc
8.00%, 12/15/2011                                           400,000                                       407,000
                                                                                                ------------------

Building - Residential & Commercial (2.29%)
Beazer Homes USA Inc
8.38%, 4/15/2012                                            500,000                                       520,625
KB Home
7.75%, 2/ 1/2010                                            235,000                                       242,130
9.50%, 2/15/2011                                            650,000                                       680,875
Meritage Homes Corp
6.25%, 3/15/2015                                            125,000                                       112,500
Technical Olympic USA Inc
8.25%, 4/ 1/2011 (a)(b)                                     400,000                                       398,500
                                                                                                ------------------
                                                                                                        1,954,630
                                                                                                ------------------
Building & Construction - Miscellaneous (0.39%)
Dycom Industries Inc
8.13%, 10/15/2015                                           325,000                                       334,750
                                                                                                ------------------


Building & Construction Products -
Miscellaneous (0.65%)
Interline Brands Inc
11.50%, 5/15/2011                                           500,000                                       555,000
                                                                                                ------------------

Building Products - Wood (0.26%)
Ainsworth Lumber Co Ltd
7.25%, 10/ 1/2012                                           250,000                                       224,375
                                                                                                ------------------

Cable TV (4.95%)
Cablevision Systems Corp
9.62%, 4/ 1/2009 (c)                                        250,000                                       264,375
CCH I LLC
11.00%, 10/ 1/2015 (b)                                      129,000                                       114,810
Charter Communications Holdings II LLC/Charter
Communications Holding II Capital Corp
10.25%, 9/15/2010                                           550,000                                       554,125
CSC Holdings Inc
7.25%, 7/15/2008                                            350,000                                       353,937
Echostar DBS Corp
6.63%, 10/ 1/2014                                         1,200,000                                     1,156,500
Kabel Deutschland GmbH
10.63%, 7/ 1/2014 (a)(b)                                    700,000                                       756,000
Unity Media GmbH
10.38%, 2/15/2015 (a)(b)                                  1,000,000                                     1,020,000
                                                                                                ------------------
                                                                                                        4,219,747
                                                                                                ------------------
Casino Hotels (1.36%)
MGM Mirage
6.75%, 4/ 1/2013 (a)(b)                                     750,000                                       738,750
Riviera Holdings Corp
11.00%, 6/15/2010                                           400,000                                       424,500
                                                                                                ------------------
                                                                                                        1,163,250
                                                                                                ------------------
Casino Services (0.47%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (a)                                       400,000                                       403,500
                                                                                                ------------------

Cellular Telecommunications (1.94%)
Dobson Cellular Systems
9.43%, 11/ 1/2011 (c)                                       500,000                                       517,500
Mobile Telesystems Finance SA
8.00%, 1/28/2012 (a)                                        400,000                                       405,500
Rural Cellular Corp
8.25%, 3/15/2012 (a)                                        700,000                                       735,000
                                                                                                ------------------
                                                                                                        1,658,000
                                                                                                ------------------
Chemicals - Diversified (1.69%)
Equistar Chemicals LP/Equistar Funding
10.13%, 9/ 1/2008                                           410,000                                       439,213
10.63%, 5/ 1/2011                                           400,000                                       436,000
Ineos Group Holdings Plc
8.50%, 2/15/2016 (a)                                        600,000                                       570,000
                                                                                                ------------------
                                                                                                        1,445,213
                                                                                                ------------------
Chemicals - Specialty (3.44%)
Chemtura Corp
6.88%, 6/ 1/2016                                            500,000                                       498,562
Hercules Inc
6.75%, 10/15/2029                                           500,000                                       483,125
MacDermid Inc
9.13%, 7/15/2011                                            500,000                                       525,000
Nalco Co
8.88%, 11/15/2013 (b)                                       500,000                                       516,250
OM Group Inc
9.25%, 12/15/2011                                           500,000                                       516,250
Rhodia SA
7.63%, 6/ 1/2010 (b)                                        225,000                                       227,812
10.25%, 6/ 1/2010 (b)                                       150,000                                       167,625
                                                                                                ------------------
                                                                                                        2,934,624
                                                                                                ------------------
Coal (1.49%)
Alpha Natural Resources LLC/Alpha Natural
Resources Capital Corp
10.00%, 6/ 1/2012                                           500,000                                       547,500
Massey Energy Co
6.88%, 12/15/2013 (a)(b)                                    750,000                                       721,875
                                                                                                ------------------
                                                                                                        1,269,375
                                                                                                ------------------
Commercial Services - Finance (0.58%)
Cardtronics Inc
9.25%, 8/15/2013 (a)                                        500,000                                       496,250
                                                                                                ------------------

Computer Services (0.69%)
Sungard Data Systems Inc
9.13%, 8/15/2013 (a)                                        350,000                                       373,625
9.43%, 8/15/2013 (a)(c)                                     200,000                                       212,000
                                                                                                ------------------
                                                                                                          585,625
                                                                                                ------------------
Consumer Products - Miscellaneous (0.90%)
Blyth Inc
7.90%, 10/ 1/2009                                           650,000                                       650,000
Visant Holding Corp
9.25%, 12/ 1/2013 (b)(c)                                    150,000                                       115,875
                                                                                                ------------------
                                                                                                          765,875
                                                                                                ------------------
Containers - Metal & Glass (1.18%)
Owens Brockway Glass Container Inc
8.75%, 11/15/2012                                           700,000                                       747,250
8.25%, 5/15/2013                                            250,000                                       256,875
                                                                                                ------------------
                                                                                                        1,004,125
                                                                                                ------------------
Containers - Paper & Plastic (1.28%)
Intertape Polymer US Inc
8.50%, 8/ 1/2014                                            250,000                                       250,000
Jefferson Smurfit Corp US
8.25%, 10/ 1/2012 (b)                                       450,000                                       436,500
Plastipak Holdings Inc
8.50%, 12/15/2015 (a)(b)                                    400,000                                       404,000
                                                                                                ------------------
                                                                                                        1,090,500
                                                                                                ------------------
Dialysis Centers (0.35%)
DaVita Inc
7.25%, 3/15/2015 (b)                                        300,000                                       300,000
                                                                                                ------------------

Diversified Manufacturing Operations (0.62%)
Jacuzzi Brands Inc
9.63%, 7/ 1/2010                                            400,000                                       428,500
JB Poindexter & Co Inc
8.75%, 3/15/2014                                            125,000                                       101,563
                                                                                                ------------------
                                                                                                          530,063
                                                                                                ------------------
Diversified Operations & Commercial
Services (0.62%)
Chemed Corp
8.75%, 2/24/2011                                            500,000                                       530,000
                                                                                                ------------------


E-Commerce - Products (0.38%)
FTD Inc
7.75%, 2/15/2014                                            326,000                                       321,517
                                                                                                ------------------

Electronic Components - Miscellaneous (2.00%)
Celestica Inc
7.63%, 7/ 1/2013 (b)                                        300,000                                       300,000
Communications & Power Industries Inc
8.00%, 2/ 1/2012                                            500,000                                       513,750
Flextronics International Ltd
6.50%, 5/15/2013 (b)                                        500,000                                       492,500
Solectron Corp
7.97%, 11/15/2006                                           400,000                                       404,000
                                                                                                ------------------
                                                                                                        1,710,250
                                                                                                ------------------
Electronic Components - Semiconductors (1.04%)
Amkor Technology Inc
9.25%, 2/15/2008 (b)                                        450,000                                       474,749
STATS ChipPAC Ltd
6.75%, 11/15/2011                                           425,000                                       415,438
                                                                                                ------------------
                                                                                                          890,187
                                                                                                ------------------
Electronics - Military (0.50%)
L-3 Communications Corp
5.88%, 1/15/2015                                            450,000                                       423,000
                                                                                                ------------------

Filtration & Separation Products (0.36%)
Polypore Inc
8.75%, 5/15/2012                                            325,000                                       307,937
                                                                                                ------------------

Finance - Auto Loans (1.80%)
Ford Motor Credit Co
6.63%, 6/16/2008                                            175,000                                       164,420
5.63%, 10/ 1/2008 (b)                                       200,000                                       182,048
9.47%, 4/15/2012 (c)                                        250,000                                       250,277
General Motors Acceptance Corp
6.88%, 9/15/2011                                          1,000,000                                       936,800
                                                                                                ------------------
                                                                                                        1,533,545
                                                                                                ------------------
Finance - Investment Banker & Broker (0.84%)
E*Trade Financial Corp
8.00%, 6/15/2011                                            250,000                                       258,125
7.38%, 9/15/2013                                            450,000                                       457,875
                                                                                                ------------------
                                                                                                          716,000
                                                                                                ------------------
Finance - Mortgage Loan/Banker (1.16%)
Residential Capital Corp
6.90%, 4/17/2009 (a)(c)                                     500,000                                       499,698
Thornburg Mortgage Inc
8.00%, 5/15/2013                                            490,000                                       486,325
                                                                                                ------------------
                                                                                                          986,023
                                                                                                ------------------
Finance - Other Services (1.57%)
American Real Estate Partners LP/American
Real Estate Finance Corp
7.13%, 2/15/2013                                            750,000                                       744,375
Athena Neurosciences Finance LLC
7.25%, 2/21/2008                                            600,000                                       596,250
                                                                                                ------------------
                                                                                                        1,340,625
                                                                                                ------------------
Hotels & Motels (0.71%)
HMH Properties Inc
7.88%, 8/ 1/2008                                            604,000                                       604,755
                                                                                                ------------------

Independent Power Producer (1.57%)
NRG Energy Inc
7.25%, 2/ 1/2014                                            875,000                                       879,375
Reliant Energy Inc
9.50%, 7/15/2013 (b)                                        450,000                                       456,750
                                                                                                ------------------
                                                                                                        1,336,125
                                                                                                ------------------
Industrial Automation & Robots (0.47%)
Intermec Inc
7.00%, 3/15/2008                                            400,000                                       402,000
                                                                                                ------------------

Machinery - Construction & Mining (0.89%)
Terex Corp
7.38%, 1/15/2014                                            750,000                                       759,375
                                                                                                ------------------

Machinery - Farm (0.94%)
Case New Holland Inc
9.25%, 8/ 1/2011                                            500,000                                       531,250
7.13%, 3/ 1/2014 (a)                                        275,000                                       270,187
                                                                                                ------------------
                                                                                                          801,437
                                                                                                ------------------
Machinery - Material Handling (0.34%)
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013                                           275,000                                       287,375
                                                                                                ------------------

Medical  - Outpatient & Home Medical Care (0.42%)
Select Medical Corp
7.63%, 2/ 1/2015 (b)                                        400,000                                       361,000
                                                                                                ------------------

Medical - Drugs (0.59%)
Biovail Corp
7.88%, 4/ 1/2010                                            500,000                                       505,000
                                                                                                ------------------

Medical - Hospitals (2.63%)
HCA Inc
6.95%, 5/ 1/2012                                            250,000                                       250,858
6.30%, 10/ 1/2012                                           750,000                                       728,108
7.58%, 9/15/2025                                            250,000                                       241,019
Triad Hospitals Inc
7.00%, 11/15/2013                                           500,000                                       488,125
United Surgical Partners International
10.00%, 12/15/2011                                          500,000                                       533,125
                                                                                                ------------------
                                                                                                        2,241,235
                                                                                                ------------------
Metal - Diversified (1.12%)
Earle M Jorgensen Co
9.75%, 6/ 1/2012                                            425,000                                       459,000
Freeport-McMoRan Copper & Gold Inc
6.88%, 2/ 1/2014                                            500,000                                       496,250
                                                                                                ------------------
                                                                                                          955,250
                                                                                                ------------------
Metal Processors & Fabrication (0.27%)
Trimas Corp
9.88%, 6/15/2012                                            250,000                                       234,375
                                                                                                ------------------

Miscellaneous Manufacturers (0.56%)
Samsonite Corp
8.88%, 6/ 1/2011                                            450,000                                       477,000
                                                                                                ------------------


Music (0.40%)
Warner Music Group
7.38%, 4/15/2014                                            350,000                                       344,750
                                                                                                ------------------

Non-hazardous Waste Disposal (0.69%)
Casella Waste Systems Inc
9.75%, 2/ 1/2013                                            550,000                                       585,750
                                                                                                ------------------

Oil Company - Exploration & Production (4.16%)
Chesapeake Energy Corp
6.63%, 1/15/2016                                            600,000                                       582,000
6.50%, 8/15/2017                                            250,000                                       238,750
Compton Petroleum Finance Corp
7.63%, 12/ 1/2013 (a)                                       575,000                                       569,250
Newfield Exploration Co
8.38%, 8/15/2012                                            430,000                                       461,175
Petroquest Energy Inc
10.38%, 5/15/2012                                           375,000                                       398,437
Plains Exploration & Production Co
8.75%, 7/ 1/2012                                            450,000                                       475,875
Pogo Producing Co
6.88%, 10/ 1/2017 (b)                                       400,000                                       389,000
Swift Energy Co
9.38%, 5/ 1/2012                                            412,000                                       437,750
                                                                                                ------------------
                                                                                                        3,552,237
                                                                                                ------------------
Paper & Related Products (1.68%)
Abitibi-Consolidated Inc
8.55%, 8/ 1/2010 (b)                                        500,000                                       512,500
Glatfelter
7.13%, 5/ 1/2016 (a)                                        450,000                                       451,782
Neenah Paper Inc
7.38%, 11/15/2014                                           500,000                                       467,500
                                                                                                ------------------
                                                                                                        1,431,782
                                                                                                ------------------
Pharmacy Services (0.81%)
Omnicare Inc
6.88%, 12/15/2015                                           700,000                                       692,125
                                                                                                ------------------

Physician Practice Management (1.03%)
US Oncology Inc
9.00%, 8/15/2012                                            250,000                                       265,000
10.75%, 8/15/2014                                           550,000                                       615,313
                                                                                                ------------------
                                                                                                          880,313
                                                                                                ------------------
Pipelines (0.55%)
Holly Energy Partners LP
6.25%, 3/ 1/2015 (b)                                        500,000                                       471,250
                                                                                                ------------------

Poultry (0.73%)
Pilgrim's Pride Corp
9.63%, 9/15/2011                                            600,000                                       625,500
                                                                                                ------------------

Printing - Commercial (0.60%)
Sheridan Group Inc/The
10.25%, 8/15/2011                                           500,000                                       515,000
                                                                                                ------------------


Private Corrections (0.62%)
Corrections Corp of America
7.50%, 5/ 1/2011                                            525,000                                       531,562
                                                                                                ------------------

Publishing - Newspapers (0.44%)
Block Communications Inc
8.25%, 12/15/2015 (a)                                       385,000                                       376,338
                                                                                                ------------------

Publishing - Periodicals (0.64%)
Dex Media Inc
9.00%, 11/15/2013 (c)                                       200,000                                       170,000
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010                                            250,000                                       263,750
9.88%, 8/15/2013                                            100,000                                       110,125
                                                                                                ------------------
                                                                                                          543,875
                                                                                                ------------------
Recreational Centers (0.45%)
AMF Bowling Worldwide Inc
10.00%, 3/ 1/2010                                           375,000                                       385,781
                                                                                                ------------------

REITS - Hotels (0.46%)
Host Marriott LP
6.75%, 6/ 1/2016 (a)                                        400,000                                       395,000
                                                                                                ------------------

Rental - Auto & Equipment (1.66%)
Avis Budget Car Rental LLC/Avis Budget
Finance Inc
7.63%, 5/15/2014 (a)                                        350,000                                       356,125
NationsRent Cos Inc
9.50%, 5/ 1/2015                                            300,000                                       325,500
United Rentals North America Inc
6.50%, 2/15/2012                                            750,000                                       735,000
                                                                                                ------------------
                                                                                                        1,416,625
                                                                                                ------------------
Resorts & Theme Parks (0.53%)
Intrawest Corp
7.50%, 10/15/2013                                           450,000                                       455,625
                                                                                                ------------------

Retail - Apparel & Shoe (0.77%)
Foot Locker Inc
8.50%, 1/15/2022                                            625,000                                       659,375
                                                                                                ------------------

Retail - Auto Parts (1.42%)
CSK Auto Inc
7.00%, 1/15/2014                                            500,000                                       482,500
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                            500,000                                       500,650
7.50%, 12/15/2014 (b)                                       250,000                                       230,000
                                                                                                ------------------
                                                                                                        1,213,150
                                                                                                ------------------
Retail - Automobile (1.34%)
Asbury Automotive Group Inc
8.00%, 3/15/2014                                            500,000                                       503,750
Group 1 Automotive Inc
8.25%, 8/15/2013                                            625,000                                       637,500
                                                                                                ------------------
                                                                                                        1,141,250
                                                                                                ------------------
Retail - Discount (0.63%)
Dollar General Corp
8.63%, 6/15/2010                                            500,000                                       535,000
                                                                                                ------------------


Retail - Drug Store (0.62%)
Rite Aid Corp
9.50%, 2/15/2011 (b)                                        500,000                                       527,500
                                                                                                ------------------

Retail - Propane Distribution (1.81%)
Amerigas Partners LP
7.25%, 5/20/2015                                            625,000                                       621,875
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014                                           525,000                                       496,125
Suburban Propane Partners LP/Suburban
Energy Finance Corp
6.88%, 12/15/2013 (b)                                       450,000                                       426,375
                                                                                                ------------------
                                                                                                        1,544,375
                                                                                                ------------------
Retail - Restaurants (0.42%)
Landry's Restaurants Inc
7.50%, 12/15/2014                                           375,000                                       360,000
                                                                                                ------------------

Rubber - Tires (1.05%)
Goodyear Tire & Rubber Co
11.25%, 3/ 1/2011                                           800,000                                       896,000
                                                                                                ------------------

Satellite Telecommunications (1.28%)
Intelsat Ltd
7.63%, 4/15/2012                                            675,000                                       578,813
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)                                        500,000                                       509,375
                                                                                                ------------------
                                                                                                        1,088,188
                                                                                                ------------------
Schools (0.61%)
Knowledge Learning Corp Inc
7.75%, 2/ 1/2015 (a)                                        550,000                                       521,813
                                                                                                ------------------

Semiconductor Equipment (0.75%)
MagnaChip Semiconductor SA/MagnaChip Se
8.16%, 12/15/2011 (c)                                       400,000                                       403,000
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co
6.88%, 12/15/2011                                           250,000                                       238,750
                                                                                                ------------------
                                                                                                          641,750
                                                                                                ------------------
Special Purpose Entity (2.17%)
Altra Industrial Motion Inc
9.00%, 12/ 1/2011                                           400,000                                       402,000
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp
10.50%, 10/ 1/2014 (c)                                      300,000                                       237,000
Hexion US Finance Corp/Hexion Nova Scotia
Finance ULC
9.83%, 7/15/2010 (c)                                        700,000                                       714,875
Visant Corp
7.63%, 10/ 1/2012                                           500,000                                       496,250
                                                                                                ------------------
                                                                                                        1,850,125
                                                                                                ------------------
Specified Purpose Acquisition (0.58%)
Basell AF SCA
8.38%, 8/15/2015 (a)(b)                                     500,000                                       495,625
                                                                                                ------------------

Steel - Producers (0.63%)
United States Steel Corp
9.75%, 5/15/2010                                            500,000                                       540,000
                                                                                                ------------------


Telecommunication Equipment (0.83%)
Nortel Networks Corp
4.25%, 9/ 1/2008                                            750,000                                       708,750
                                                                                                ------------------

Telecommunication Equipment - Fiber Optics (0.18%)
Corning Inc
8.30%, 4/ 4/2025                                            150,000                                       153,481
                                                                                                ------------------

Telecommunication Services (1.65%)
Insight Midwest LP/Insight Capital Inc
9.75%, 10/ 1/2009                                           500,000                                       515,000
Mastec Inc
7.75%, 2/ 1/2008 (b)                                        450,000                                       449,438
Nordic Telephone Co Holdings ApS
8.88%, 5/ 1/2016 (a)(d)                                     425,000                                       439,875
                                                                                                ------------------
                                                                                                        1,404,313

                                                                                                ------------------
Telephone - Integrated (0.37%)
Northwestern Bell Telephone
6.25%, 1/ 1/2007                                            315,000                                       314,213
                                                                                                ------------------

Television (0.59%)
Allbritton Communications Co
7.75%, 12/15/2012                                           500,000                                       501,250
                                                                                                ------------------

Theaters (1.39%)
AMC Entertainment Inc
11.00%, 2/ 1/2016 (a)(b)                                    800,000                                       868,000
Cinemark USA Inc
9.00%, 2/ 1/2013                                            295,000                                       315,650
                                                                                                ------------------
                                                                                                        1,183,650
                                                                                                ------------------
Tobacco (0.18%)
RJ Reynolds Tobacco Holdings Inc
7.75%, 5/15/2006                                            150,000                                       150,000

                                                                                                          150,000
                                                                                                ------------------
Transport - Equipment & Leasing (0.43%)
Greenbrier Cos Inc
8.38%, 5/15/2015                                            350,000                                       366,188
                                                                                                ------------------

Transport - Rail (0.27%)
Progress Rail Services Corp/Progress Metal
Reclamation Co
7.75%, 4/ 1/2012 (a)                                        225,000                                       234,281
                                                                                                ------------------

Transport - Services (1.32%)
Bristow Group Inc
6.13%, 6/15/2013                                            600,000                                       564,000
CHC Helicopter Corp
7.38%, 5/ 1/2014                                            550,000                                       559,625
                                                                                                ------------------
                                                                                                        1,123,625
                                                                                                ------------------
Venture Capital (0.35%)
Arch Western Finance LLC
6.75%, 7/ 1/2013                                            300,000                                       297,000
                                                                                                ------------------

Vitamins & Nutrition Products (1.18%)
NBTY Inc
7.13%, 10/ 1/2015 (a)                                       500,000                                       472,500

WH Holdings Ltd/WH Capital Corp
9.50%, 4/ 1/2011                                            500,000                                       535,000
                                                                                                ------------------
                                                                                                        1,007,500
                                                                                                ------------------
Wire & Cable Products (0.65%)
Superior Essex Communications LLC/Essex
Group Inc
9.00%, 4/15/2012                                            550,000                                       555,500
                                                                                                ------------------
TOTAL BONDS                                                                                  $         77,330,539
                                                                                                ------------------
MONEY MARKET FUNDS (14.33%)
BNY Institutional Cash Reserve Fund (e)                   12,223,000                                   12,223,000
                                                                                                ------------------
TOTAL MONEY MARKET FUNDS                                                                     $         12,223,000
                                                                                                ------------------
Total Investments                                                                            $         89,553,539
Liabilities in Excess of Other Assets,
Net - (4.95)%                                                                                          (4,221,044)
                                                                                                ------------------
TOTAL NET ASSETS - 100.00%                                                                   $         85,332,495
                                                                                                ==================
                                                                                                ------------------

                                                                                                ==================

(a)Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $12,801,755 or 15.00% of net assets.


(b)Security or a portion of the security was on loan at the end of the period.
(c)Variable Rate
(d)Security purchased on a when-issued basis. See Notes to Financial Statements.
(e)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $            704,952
Unrealized Depreciation                                      (850,857)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                   (145,905)
Cost for federal income tax purposes                        89,699,444


Portfolio Summary (unaudited)
---------------------------------------------------- ------------------
Sector                                                         Percent
---------------------------------------------------- ------------------
Financial                                                       22.67%
Consumer, Cyclical                                              18.30%
Industrial                                                      15.38%
Communications                                                  15.21%
Consumer, Non-cyclical                                          14.00%
Basic Materials                                                  8.56%
Energy                                                           6.20%
Technology                                                       2.48%
Utilities                                                        1.57%
Diversified                                                      0.58%
Liabilities in Excess of Other Assets, Net                    (-4.95%)
                                                     ------------------
TOTAL NET ASSETS                                               100.00%
                                                     ==================


Schedule of Investments
April 30, 2006 (unaudited)
Inflation Protection Fund
                                                             Principal
                                                              Amount                                     Value
                                                             ---------- -------------------------- ------------------
BONDS (42.02%)
Agricultural Chemicals (0.57%)
IMC Global Inc
11.25%, 6/ 1/2011                                         $    500,000                          $            528,750
                                                                                                   ------------------

Asset Backed Securities (3.98%)
Ameriquest Mortgage Securities Inc
5.27%, 4/25/2034 (a)                                           869,823                                       869,778
Carrington Mortgage Loan Trust
5.19%, 12/25/2035 (a)                                          860,000                                       860,301
Citigroup Mortgage Loan Trust Inc
5.11%, 7/25/2035 (a)                                         1,165,000                                     1,165,090
Countrywide Asset-Backed Certificates
5.71%, 12/25/2032 (a)                                          150,000                                       150,238
5.23%, 10/25/2034 (a)                                          184,894                                       185,049
5.16%, 7/25/2035 (a)                                           200,000                                       200,089
Long Beach Mortgage Loan Trust
5.49%, 6/25/2034 (a)                                           200,000                                       200,384
5.07%, 7/25/2035 (a)                                            62,521                                        62,530
                                                                                                   ------------------
                                                                                                           3,693,459
                                                                                                   ------------------
Automobile Sequential (0.41%)
Carss Finance LP
5.85%, 1/15/2011 (a)(b)                                        378,398                                       379,225
                                                                                                   ------------------

Building - Residential & Commercial (0.74%)
DR Horton Inc
8.50%, 4/15/2012                                               200,000                                       212,085
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                             250,000                                       264,688
Schuler Homes Inc
10.50%, 7/15/2011                                              200,000                                       212,464
                                                                                                   ------------------
                                                                                                             689,237
                                                                                                   ------------------
Casino Hotels (0.55%)
Caesars Entertainment Inc
8.50%, 11/15/2006                                              100,000                                       101,556
9.38%, 2/15/2007                                               400,000                                       410,500
                                                                                                   ------------------
                                                                                                             512,056
                                                                                                   ------------------
Cellular Telecommunications (0.44%)
America Movil SA de CV
5.74%, 4/27/2007 (a)                                            50,000                                        50,100
Rogers Wireless Inc
8.03%, 12/15/2010 (a)                                          350,000                                       360,500
                                                                                                   ------------------
                                                                                                             410,600
                                                                                                   ------------------
Chemicals - Diversified (0.57%)
Equistar Chemicals LP/Equistar Funding
10.63%, 5/ 1/2011                                              200,000                                       218,000
Lyondell Chemical Co
9.50%, 12/15/2008                                              300,000                                       312,750
                                                                                                   ------------------
                                                                                                             530,750

                                                                                                   ------------------

Commercial Banks (0.11%)
HSBC America Capital Trust I
7.81%, 12/15/2026 (b)                                          100,000                                       105,050
                                                                                                   ------------------

Computers  -Memory Devices (0.50%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                               450,000                                       463,500
                                                                                                   ------------------

Containers - Metal & Glass (0.22%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009                                               200,000                                       208,000
                                                                                                   ------------------

Electric - Integrated (0.35%)
Entergy Gulf States Inc
5.22%, 12/ 1/2009 (a)                                          200,000                                       197,768
TXU Corp
6.38%, 6/15/2006                                               125,000                                       125,118
                                                                                                   ------------------
                                                                                                             322,886
                                                                                                   ------------------
Electronic Components - Miscellaneous (0.27%)
Solectron Corp
7.97%, 11/15/2006                                              250,000                                       252,500
                                                                                                   ------------------

Engines - Internal Combustion (0.23%)
Cummins Inc
9.50%, 12/ 1/2010                                              200,000                                       213,250
                                                                                                   ------------------

Finance - Auto Loans (0.43%)
General Motors Acceptance Corp
5.65%, 5/18/2006 (a)                                           400,000                                       399,910
                                                                                                   ------------------

Finance - Consumer Loans (0.54%)
SLM Corp
5.12%, 3/15/2011 (a)                                           500,000                                       499,748
                                                                                                   ------------------

Finance - Mortgage Loan/Banker (19.92%)
Fannie Mae
5.26%, 2/25/2018 (a)                                           136,995                                       137,371
5.26%, 3/25/2018 (a)                                           705,539                                       708,035
5.26%, 10/25/2018 (a)                                          985,281                                       988,343
5.21%, 11/25/2022 (a)                                          169,172                                       169,740
5.16%, 1/25/2023 (a)                                           165,628                                       165,933
5.36%, 6/25/2023 (a)                                         1,019,713                                     1,021,403
5.36%, 2/25/2028 (a)                                           422,081                                       424,178
5.36%, 5/25/2030 (a)                                           811,429                                       816,476
5.36%, 5/25/2031 (a)                                           969,523                                       977,315
5.26%, 2/25/2032 (a)                                           184,033                                       184,526
5.16%, 4/25/2034 (a)                                           924,239                                       924,183
5.21%, 3/25/2035 (a)                                           365,145                                       365,166
5.18%, 4/25/2035 (a)                                           930,806                                       930,059
Fannie Mae Grantor Trust
5.10%, 4/25/2035 (a)                                           572,070                                       572,471
5.31%, 5/25/2035 (a)                                           157,606                                       157,665
5.12%, 6/25/2035 (a)                                           171,026                                       171,433
5.11%, 9/25/2035 (a)                                           750,000                                       751,315
4.67%, 11/28/2035 (a)                                          144,136                                       144,108
4.77%, 11/28/2035 (a)                                        1,000,000                                     1,000,435
Fannie Mae Whole Loan
5.11%, 11/25/2033 (a)                                           84,329                                        84,321

Fannie Mae Whole Loan (continued)
5.11%, 5/25/2035 (a)                                           169,426                                       169,842
5.16%, 5/25/2035 (a)                                           167,912                                       168,324
5.21%, 6/25/2044 (a)                                           137,086                                       137,152
5.41%, 2/25/2047 (a)                                           132,352                                       133,158
Freddie Mac
5.20%, 5/15/2013 (a)                                           694,860                                       695,714
5.20%, 5/15/2017 (a)                                           740,742                                       742,295
5.20%, 2/15/2018 (a)                                           647,337                                       650,062
5.20%, 6/15/2018 (a)                                           751,111                                       753,298
5.15%, 3/15/2023 (a)                                           390,696                                       390,840
5.35%, 6/15/2023 (a)                                           152,437                                       153,914
5.25%, 7/15/2028 (a)                                           935,117                                       938,024
5.30%, 1/15/2030 (a)                                           920,358                                       925,990
5.25%, 2/15/2030 (a)                                            66,806                                        67,046
5.10%, 4/15/2030 (a)                                           198,299                                       198,318
5.25%, 5/15/2030 (a)                                           156,160                                       156,509
5.30%, 9/15/2033 (a)                                           517,570                                       520,176
5.20%, 10/15/2034 (a)                                          357,007                                       356,045
Government National Mortgage Association
5.27%, 10/20/2031 (a)                                          375,605                                       377,985
Residential Capital Corp
6.33%, 6/29/2007 (a)                                           250,000                                       251,106
                                                                                                   ------------------
                                                                                                          18,480,274

                                                                                                   ------------------
Home Equity - Other (3.07%)
ACE Securities Corp
5.17%, 9/25/2035 (a)                                         1,000,000                                     1,000,243
First NLC Trust
5.19%, 12/25/2035 (a)                                          300,000                                       300,114
Option One Mortgage Loan Trust
5.96%, 2/25/2035 (a)                                           100,000                                       100,847
Residential Asset Securities Corp
6.76%, 4/25/2032 (a)                                             4,593                                         4,599
5.40%, 10/25/2033 (a)                                           46,483                                        46,570
5.15%, 5/25/2034 (a)                                           200,000                                       200,105
5.16%, 5/25/2035 (a)                                           200,000                                       200,115
Soundview Home Equity Loan Trust
5.14%, 3/25/2036 (a)                                         1,000,000                                       999,946
                                                                                                   ------------------
                                                                                                           2,852,539
                                                                                                   ------------------
Insurance Brokers (0.54%)
Marsh & McLennan Cos Inc
5.19%, 7/13/2007 (a)                                           500,000                                       499,485
                                                                                                   ------------------

Medical - Hospitals (0.38%)
HCA Inc
7.13%, 6/ 1/2006                                               350,000                                       350,400
                                                                                                   ------------------

Mortgage Backed Securities (4.24%)
Banc of America Large Loan
5.21%, 2/ 9/2021 (a)(b)                                        200,000                                       200,263
Countrywide Asset-Backed Certificates
4.85%, 1/25/2036 (a)                                           250,000                                       250,408
G-Force LLC
5.26%, 12/25/2039 (a)(b)                                     1,000,000                                     1,001,857
Impac CMB Trust
6.08%, 8/25/2033 (a)                                            88,236                                        88,300
5.45%, 10/25/2034 (a)                                          192,297                                       192,977
6.51%, 10/25/2034 (a)                                          294,023                                       298,551

Impac CMB Trust (continued)
5.47%, 8/25/2035 (a)                                           149,968                                       150,622
5.61%, 8/25/2035 (a)                                           139,225                                       139,353
Indymac Index Mortgage Loan Trust
5.19%, 4/25/2035 (a)                                           327,331                                       328,281
Morgan Stanley Capital I
5.06%, 8/15/2019 (a)(b)                                      1,000,000                                     1,000,661
Washington Mutual Inc
5.29%, 7/25/2044 (a)                                           279,725                                       281,644
                                                                                                   ------------------
                                                                                                           3,932,917
                                                                                                   ------------------
Oil Company - Exploration & Production (0.56%)
Vintage Petroleum Inc
7.88%, 5/15/2011                                               500,000                                       519,690
                                                                                                   ------------------

Pipelines (0.57%)
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                               250,000                                       263,437
Southern Natural Gas Co
8.88%, 3/15/2010                                               250,000                                       265,375
                                                                                                   ------------------
                                                                                                             528,812
                                                                                                   ------------------
Publishing - Periodicals (0.12%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                              100,000                                       106,500
                                                                                                   ------------------

REITS - Diversified (0.54%)
iStar Financial Inc
6.14%, 3/12/2007 (a)                                           275,000                                       277,351
5.47%, 3/16/2009 (a)                                           225,000                                       226,086
                                                                                                   ------------------
                                                                                                             503,437
                                                                                                   ------------------
REITS - Hotels (0.44%)
Host Marriott LP
9.50%, 1/15/2007                                               400,000                                       409,000
                                                                                                   ------------------

REITS - Office Property (0.54%)
HRPT Properties Trust
5.52%, 3/16/2011 (a)                                           500,000                                       500,824
                                                                                                   ------------------

Retail - Auto Parts (0.11%)
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                               100,000                                       100,130
                                                                                                   ------------------

Telecommunication Services (0.22%)
Mastec Inc
7.75%, 2/ 1/2008                                               200,000                                       199,750
                                                                                                   ------------------

Telephone - Integrated (0.32%)
Citizens Communications Co
7.60%, 6/ 1/2006                                               100,000                                       100,375
Deutsche Telekom International Finance
5.12%, 3/23/2009 (a)                                           200,000                                       200,052
                                                                                                   ------------------
                                                                                                             300,427
                                                                                                   ------------------
Tobacco (0.54%)
RJ Reynolds Tobacco Holdings Inc
7.75%, 5/15/2006                                               500,000                                       500,000
                                                                                                   ------------------
TOTAL BONDS                                                                                     $         38,993,106
                                                                                                   ------------------

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (88.33
U.S. Treasury Inflation-Indexed Obligations (88.33%)
2.00%, 7/15/2014 (c)                                         5,534,183                                     5,393,448
3.63%, 1/15/2008 (c)                                         5,061,121                                     5,214,336
3.88%, 1/15/2009                                             2,138,456                                     2,244,712
4.25%, 1/15/2010 (c)                                         3,271,398                                     3,522,121
0.88%, 4/15/2010 (c)                                         5,338,647                                     5,077,138
3.50%, 1/15/2011 (c)                                         3,345,064                                     3,542,369
2.38%, 4/15/2011                                             3,003,210                                     3,022,112
3.38%, 1/15/2012                                             1,829,614                                     1,941,535
3.00%, 7/15/2012 (c)                                         6,299,184                                     6,565,671
1.88%, 7/15/2013 (c)                                         5,896,137                                     5,728,003
2.00%, 1/15/2014                                             3,494,953                                     3,410,445
1.63%, 1/15/2015 (c)                                         5,473,609                                     5,159,090
1.88%, 7/15/2015                                             4,816,561                                     4,624,087
2.00%, 1/15/2016                                             4,720,281                                     4,563,369
2.38%, 1/15/2025 (c)                                         7,247,144                                     7,159,953
2.00%, 1/15/2026                                             2,768,097                                     2,574,006
3.63%, 4/15/2028                                             4,797,332                                     5,772,912
3.88%, 4/15/2029                                             3,668,374                                     4,603,810
3.38%, 4/15/2032 (c)                                         1,533,633                                     1,841,776
                                                                                                   ------------------
                                                                                                          81,960,893
                                                                                                   ------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS                                                                                     $         81,960,893
                                                                                                   ------------------
SHORT TERM INVESTMENTS (0.25%)
Commercial Paper (0.25%)
Investment in Joint Trading Account; Federal
Home Loan Bank
4.65%, 5/ 1/2006                                               235,187                                       235,187
                                                                                                   ------------------
TOTAL SHORT TERM INVESTMENTS                                                                    $            235,187
                                                                                                   ------------------
MONEY MARKET FUNDS (12.01%)
BNY Institutional Cash Reserve Fund (d)                      11,141,000                                   11,141,000
                                                                                                   ------------------
TOTAL MONEY MARKET FUNDS                                                                        $         11,141,000
                                                                                                   ------------------
Total Investments                                                                               $        132,330,186
Liabilities in Excess of Other Assets, Net - (42.61)%                                                   (39,537,333)
                                                                                                   ------------------
TOTAL NET ASSETS - 100.00%                                                                      $         92,792,853
                                                                                                   ==================
                                                                                                   ------------------

                                                                                                   ==================

(a)  Variable Rate
(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $2,687,056 or 2.90% of net assets.


(c)  Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $28,852,712 or 31.09% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $             68,383
Unrealized Depreciation                               (3,246,230)
                                                ------------------
Net Unrealized Appreciation (Depreciation)            (3,177,847)
Cost for federal income tax purposes                  135,508,033


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                            Unrealized
                                                                                      Notional             Appreciation/
Description                                                                            Amount             (Depreciation)
-------------------------------------------------- ---------------------------------- ---------- ------- ------------------
Receive a monthly return equal to a 0.875%  U.S. Treasury Inflation
Indexed Obligation and pay monthly a                                               $  2,500,000       $              3,612
floating rate based on 1-month USD LIBOR less 3 basis points with Merrill
Lynch. Expires September 2006.


Receive a monthly return equal to a 2.00%  U.S. Treasury Inflation Indexed
Obligation and pay monthly a                                                          2,400,000                    (4,043)
floating rate based on 1-month USD LIBOR less 3 basis points with Merrill
Lynch. Expires September 2006.


Receive a monthly return equal to a 3.875%  U.S. Treasury Inflation
Indexed Obligation and pay monthly a
floating rate based on 1-month USD LIBOR less 3 basis points with Merrill             2,000,000                     22,088
Lynch.   Expires September
2006.



Receive a monthly return equal to a 3.875%  U.S. Treasury Inflation
Indexed Obligation and pay monthly a                                                  1,600,000                  (134,440)
floating rate based on 1-month USD LIBOR less 3 basis points with Merrill
Lynch. Expires September 2006.



Portfolio Summary (unaudited)
------------------------------------------------ ------------------
Sector                                                     Percent
------------------------------------------------ ------------------
Government                                                  88.58%
Mortgage Securities                                         22.18%
Financial                                                   15.42%
Asset Backed Securities                                      9.16%
Consumer, Cyclical                                           1.40%
Basic Materials                                              1.14%
Energy                                                       1.13%
Communications                                               1.10%
Consumer, Non-cyclical                                       0.92%
Industrial                                                   0.73%
Technology                                                   0.50%
Utilities                                                    0.35%
Liabilities in Excess of Other Assets, Net               (-42.61%)
                                                 ------------------
TOTAL NET ASSETS                                           100.00%
                                                 ==================

Other Assets Summary (unaudited)
--------------------------------------------------- ------------------
Asset Type                                                    Percent
--------------------------------------------------- ------------------
Total Return Swaps                                              0.18%


Schedule of Investments
April 30, 2006 (unaudited)
International Emerging Markets Fund
                                                      Shares
                                                       Held                                      Value
                                                     ---------- -------------------------- ------------------
COMMON STOCKS (94.63%)
Agricultural Biotech (0.00%)
Global Bio-Chem Technology Group Co Ltd (a)             73,093                          $                566
                                                                                           ------------------

Agricultural Operations (0.62%)
Astra Agro Lestari Tbk PT                            1,132,500                                       850,099
Astral Foods Ltd                                        41,908                                       686,529
                                                                                           ------------------
                                                                                                   1,536,628
                                                                                           ------------------
Airlines (0.27%)
Thai Airways International Public Limited (a)(b)       540,100                                       682,852
                                                                                           ------------------

Apparel Manufacturers (0.55%)
Youngone Corp                                          306,750                                     1,382,196
                                                                                           ------------------

Applications Software (0.36%)
Satyam Computer Services Ltd ADR                        24,921                                       896,658
                                                                                           ------------------

Auto - Car & Light Trucks (1.72%)
Ford Otomotiv Sanayi AS                                169,288                                     1,691,598
Hyundai Motor Co                                        19,480                                     1,712,142
Tata Motors Ltd ADR (c)                                 42,383                                       878,600
                                                                                           ------------------
                                                                                                   4,282,340
                                                                                           ------------------
Auto - Medium & Heavy Duty Trucks (0.69%)
Mahindra & Mahindra Ltd                                124,464                                     1,731,107
                                                                                           ------------------

Beverages - Non-alcoholic (0.45%)
Coca-Cola Femsa SA de CV                               348,468                                     1,118,920
                                                                                           ------------------

Broadcasting Services & Programming (0.24%)
TV Azteca SA de CV                                     976,732                                       606,108
                                                                                           ------------------

Building - Heavy Construction (0.36%)
YTL Corp Bhd                                           642,800                                       904,478
                                                                                           ------------------

Building - Residential & Commercial (0.30%)
Desarrolladora Homex SA de CV ADR (a)(c)                19,438                                       744,864
                                                                                           ------------------

Building & Construction - Miscellaneous (0.60%)
Aveng Ltd                                              184,488                                       723,877
Orascom Construction Industries                         18,512                                       771,944
                                                                                           ------------------
                                                                                                   1,495,821
                                                                                           ------------------
Building Products - Cement & Aggregate (2.83%)
Akcansa Cimento AS                                      47,674                                       364,502
Associated Cement Co Ltd                                82,267                                     1,745,896
Cemex SA de CV                                         526,782                                     3,556,384
Pretoria Portland Cement Co Ltd                         20,265                                     1,402,202
                                                                                           ------------------
                                                                                                   7,068,984
                                                                                           ------------------
Cable TV (0.26%)
Vivax SA (a)                                            43,856                                       650,107
                                                                                           ------------------


Casino Hotels (0.14%)
Genting Bhd                                             49,286                                       346,749
                                                                                           ------------------

Cellular Telecommunications (6.13%)
America Movil SA de CV ADR                             151,536                                     5,593,194
China Mobile Hong Kong Ltd                             613,462                                     3,568,272
Digi.Com BHD (a)                                       362,746                                     1,120,915
Far EasTone Telecommunications Co Ltd                  839,800                                     1,044,946
LG Telecom Ltd (a)                                     127,843                                     1,436,743
SK Telecom Co Ltd                                       10,778                                     2,531,093
                                                                                           ------------------
                                                                                                  15,295,163
                                                                                           ------------------
Chemicals - Diversified (0.36%)
Nan Ya Plastics Corp                                   620,000                                       905,535
                                                                                           ------------------

Commercial Banks (9.82%)
Attijariwafa Bank (a)                                    2,106                                       475,005
Banco do Brasil SA                                      61,075                                     1,752,301
Banco Macro Bansud SA ADR (c)                           24,408                                       565,533
BanColombia SA ADR (c)                                  17,614                                       609,445
Bank Hapoalim BM                                       232,023                                     1,168,446
Bank of Communications Co Ltd (a)(d)                 2,388,000                                     1,455,224
Bank of the Philippine Islands                         868,949                                     1,023,873
Bank Rakyat Indonesia                                4,267,500                                     2,244,775
Finansbank AS (a)                                            1                                             4
HDFC Bank Ltd ADR                                       16,350                                       961,707
Kookmin Bank                                            26,648                                     2,387,358
Pusan Bank                                             118,424                                     1,820,556
Raiffeisen International Bank Holding AS (a)            13,325                                     1,159,666
Sberbank RF                                                944                                     1,703,920
Siam Commercial Bank Public (a)(b)                     655,376                                     1,133,869
Standard Bank Group Ltd                                101,993                                     1,445,133
Taishin Financial Holdings Co Ltd                    3,867,000                                     2,545,195
Turkiye Is Bankasi                                     244,746                                     2,056,533
                                                                                           ------------------
                                                                                                  24,508,543
                                                                                           ------------------
Computer Software (0.28%)
Totvs SA (a)                                            35,836                                       694,015
                                                                                           ------------------

Computers (1.66%)
High Tech Computer Corp                                 90,400                                     2,889,989
Wistron Corp (a)                                       965,000                                     1,258,196
                                                                                           ------------------
                                                                                                   4,148,185
                                                                                           ------------------
Computers  -Memory Devices (0.52%)
Quanta Storage Inc                                     702,750                                     1,299,513
                                                                                           ------------------

Cosmetics & Toiletries (0.36%)
Natura Cosmeticos SA                                    70,800                                       898,521
                                                                                           ------------------

Diversified Financial Services (4.41%)
Cathay Financial Holding Co Ltd                        713,000                                     1,597,803
Hana Financial Group Inc                                22,442                                     1,101,638
Investec Ltd                                            26,415                                     1,494,080
Shin Kong Financial Holding Co Ltd                   2,486,101                                     2,649,264
Shinhan Financial Group Co Ltd                          48,383                                     2,410,942
Woori Finance Holdings Co Ltd                           77,700                                     1,754,676
                                                                                           ------------------
                                                                                                  11,008,403
                                                                                           ------------------

Diversified Minerals (0.98%)
Antofagasta PLC                                         57,348                                     2,454,823
                                                                                           ------------------

Diversified Operations (1.22%)
Alfa SA de CV                                          131,308                                       658,494
GS Holdings Corp                                        22,110                                       691,524
Haci Omer Sabanci Holding AS                            50,269                                       237,834
Imperial Holdings Ltd                                   52,979                                     1,461,067
                                                                                           ------------------
                                                                                                   3,048,919
                                                                                           ------------------
Electric - Generation (1.33%)
CEZ                                                     30,311                                     1,035,863
Ratchaburi Electricity Generating Holding
PLC (a)(b)                                             862,211                                       889,292
Tractebel Energia SA                                   168,872                                     1,388,929
                                                                                           ------------------
                                                                                                   3,314,084
                                                                                           ------------------
Electric - Integrated (1.40%)
EDP - Energias do Brasil SA                             83,737                                     1,221,269
Korea Electric Power Corp                               51,364                                     2,281,755
                                                                                           ------------------
                                                                                                   3,503,024
                                                                                           ------------------
Electric Products - Miscellaneous (0.85%)
LG Electronics Inc                                      25,500                                     2,111,482
                                                                                           ------------------

Electronic Components - Miscellaneous (2.19%)
AU Optronics Corp                                    1,053,000                                     1,726,067
HON HAI Precision Industry Co Ltd                      551,292                                     3,740,824
                                                                                           ------------------
                                                                                                   5,466,891
                                                                                           ------------------
Electronic Components - Semiconductors (5.00%)
Hynix Semiconductor Inc (a)                             64,235                                     2,244,003
MediaTek Inc                                            71,500                                       834,757
Samsung Electronics Co Ltd                              13,774                                     9,404,639
                                                                                           ------------------
                                                                                                  12,483,399
                                                                                           ------------------
Feminine Health Care Products (0.67%)
Hengan International Group Co Ltd                    1,013,574                                     1,679,780
                                                                                           ------------------

Finance - Consumer Loans (0.47%)
African Bank Investments Ltd                           212,864                                     1,181,113
                                                                                           ------------------

Finance - Investment Banker & Broker (0.71%)
Daewoo Securities Co Ltd                                97,210                                     1,762,395
                                                                                           ------------------

Food - Flour & Grain (0.26%)
Gruma SA de CV                                         211,511                                       658,170
                                                                                           ------------------

Food - Meat Products (0.15%)
Perdigao SA                                             37,759                                       372,850
                                                                                           ------------------

Food - Miscellaneous/Diversified (1.55%)
Daesang Corp                                            79,660                                     1,482,223
Indofood Sukses Makmur Tbk PT                        5,151,479                                       662,061
Tiger Brands Ltd                                        29,101                                       804,957
Universal Robina Corp                                2,087,000                                       917,119
                                                                                           ------------------
                                                                                                   3,866,360
                                                                                           ------------------
Food - Retail (0.41%)
Migros Turk TAS                                         72,487                                     1,009,660
                                                                                           ------------------


Footwear & Related Apparel (0.08%)
Grendene SA                                             22,300                                       188,744
                                                                                           ------------------

Gold Mining (0.87%)
Harmony Gold Mining Co Ltd (a)                         132,647                                     2,168,616
                                                                                           ------------------

Life & Health Insurance (1.28%)
Metropolitan Holdings Ltd                              680,987                                     1,467,572
Sanlam Ltd                                             671,258                                     1,721,515
                                                                                           ------------------
                                                                                                   3,189,087
                                                                                           ------------------
Medical - Drugs (1.03%)
Daewoong Pharmaceutical Co Ltd                           1,694                                        79,294
Dr Reddy's Laboratories Ltd ADR (c)                     54,106                                     1,753,576
Hikma Pharmaceuticals PLC                               92,370                                       737,066
                                                                                           ------------------
                                                                                                   2,569,936
                                                                                           ------------------
Medical - Generic Drugs (0.89%)
Teva Pharmaceutical Industries Ltd ADR (c)              54,735                                     2,216,767
                                                                                           ------------------

Metal - Aluminum (1.03%)
Aluminum Corp of China Ltd                           1,510,000                                     1,499,552
Hindalco Industries Ltd (a)                            224,965                                     1,068,111
                                                                                           ------------------
                                                                                                   2,567,663
                                                                                           ------------------
Metal - Diversified (1.37%)
JSC MMC Norilsk Nickel - ADR (a)(b)                     16,244                                       682,248
MMC Norilsk Nickel ADR                                  20,817                                     2,727,027
                                                                                           ------------------
                                                                                                   3,409,275
                                                                                           ------------------
Metal - Iron (0.48%)
Novolipetsk Steel (b)                                   54,499                                     1,199,523
                                                                                           ------------------

Metal Processors & Fabrication (0.56%)
Catcher Technology Co Ltd                              124,583                                     1,390,069
                                                                                           ------------------

Multi-line Insurance (0.81%)
Porto Seguro SA (a)                                    100,180                                     2,031,145
                                                                                           ------------------

Non-Ferrous Metals (0.69%)
Grupo Mexico SA de CV                                  490,359                                     1,716,057
                                                                                           ------------------

Oil Company - Exploration & Production (2.71%)
NovaTek OAO (b)                                          9,539                                       400,788
Oao Gazprom (a)                                         23,609                                     3,053,319
Oil & Natural Gas Corp Ltd                              33,351                                       960,990
PTT Public Company Limited (a)(b)                      105,177                                       722,269
                                                                                           ------------------
                                                                                                   6,762,684

                                                                                           ------------------
Oil Company - Integrated (9.23%)
China Petroleum & Chemical Corp                      3,762,000                                     2,389,565
LUKOIL ADR                                              67,971                                     6,093,600
Mol Magyar Olaj- es Gazipari Rt                         11,529                                     1,369,866
PetroChina Co Ltd                                    4,160,807                                     4,588,149
Petroleo Brasileiro SA ADR (c)                          63,062                                     6,232,417
Sasol Ltd                                               56,561                                     2,363,130
                                                                                           ------------------
                                                                                                  23,036,727
                                                                                           ------------------
Oil Refining & Marketing (1.07%)
SK Corp                                                 16,080                                     1,183,155
Thai Oil Public (a)(b)                                 617,900                                     1,110,148

Tupras Turkiye Petrol Rafine                            18,126                                       384,200
                                                                                           ------------------
                                                                                                   2,677,503
                                                                                           ------------------
Petrochemicals (0.73%)
Honam Petrochemical Corp                                28,790                                     1,831,425
                                                                                           ------------------

Platinum (1.05%)
Impala Platinum Holdings Ltd                            12,312                                     2,317,840
Northam Platinum Ltd                                    61,299                                       311,278
                                                                                           ------------------
                                                                                                   2,629,118
                                                                                           ------------------
Power Converter & Supply Equipment (1.52%)
Bharat Heavy Electricals (a)                            29,905                                     1,580,716
Delta Electronics Inc                                  473,000                                     1,473,585
Harbin Power Equipment                                 812,010                                       738,319
                                                                                           ------------------
                                                                                                   3,792,620
                                                                                           ------------------
Printing - Commercial (0.18%)
American Banknote SA (a)                                53,897                                       451,021
                                                                                           ------------------

Property & Casualty Insurance (1.08%)
Aksigorta AS                                            92,369                                       464,991
Dongbu Insurance Co Ltd                                 39,370                                       985,085
Meritz Fire & Marine Insurance Co Ltd                   98,800                                       607,549
PICC Property & Casualty Co Ltd (c)                  1,772,673                                       645,864
                                                                                           ------------------
                                                                                                   2,703,489
                                                                                           ------------------
Real Estate Operator & Developer (1.26%)
Agile Property Holdings Ltd (a)                      1,698,000                                     1,313,962
Beijing North Star Co                                2,076,000                                       575,651
Consorcio ARA SA de CV                                 141,400                                       747,365
IRSA Inversiones y Representaciones SA (a)(c)           37,079                                       493,522
                                                                                           ------------------
                                                                                                   3,130,500
                                                                                           ------------------
Reinsurance (0.49%)
Korean Reinsurance Co                                  102,777                                     1,231,321
                                                                                           ------------------

Retail - Apparel & Shoe (0.33%)
Lojas Renner SA                                         14,374                                       821,371
                                                                                           ------------------

Retail - Home Furnishings (1.11%)
Ellerine Holdings Ltd                                  100,900                                     1,539,952
JD Group Ltd                                            79,213                                     1,216,156
                                                                                           ------------------
                                                                                                   2,756,108
                                                                                           ------------------
Retail - Hypermarkets (0.33%)
Controladora Comercial Mexicana SA de CV               489,447                                       829,945
                                                                                           ------------------

Retail - Miscellaneous/Diversified (0.45%)
Foschini Ltd                                           112,386                                     1,130,263
                                                                                           ------------------

Semiconductor Component - Integrated
Circuits (3.74%)
Advanced Semiconductor Engineering Inc                 968,000                                     1,149,853
Chipbond Technology Corp                               676,000                                       900,457
Novatek Microelectronics Corp Ltd                      284,000                                     1,691,218
Siliconware Precision Industries Co                    710,000                                     1,030,308
Taiwan Semiconductor Manufacturing Co Ltd            2,133,964                                     4,554,722
                                                                                           ------------------
                                                                                                   9,326,558
                                                                                           ------------------
Soap & Cleaning Products (0.48%)
Hindustan Lever Ltd                                    185,015                                     1,196,841
                                                                                           ------------------


Steel - Producers (3.77%)
Angang New Steel Co Ltd (c)                          2,164,000                                     1,883,887
Cia Siderurgica Nacional SA ADR (c)                     35,134                                     1,237,068
Evraz Group SA (b)(d)                                   65,078                                     1,626,950
POSCO ADR                                               20,462                                     1,441,957
Tenaris SA ADR (c)                                      23,130                                     1,061,667
Ternium SA ADR (a)(c)                                   80,194                                     2,142,784
                                                                                           ------------------
                                                                                                   9,394,313
                                                                                           ------------------
Sugar (0.56%)
Cosan SA Industria e Comercio (a)                       17,855                                     1,400,225
                                                                                           ------------------

Telecommunication Equipment (0.58%)
Foxconn International Holdings Ltd (a)                 669,143                                     1,441,216
                                                                                           ------------------

Telephone - Integrated (2.50%)
China Netcom Group Corp Hong Kong Ltd                1,275,218                                     2,327,205
Telefonos de Mexico SA de CV ADR                       123,571                                     2,717,326
Telkom SA Ltd                                           50,007                                     1,182,562
                                                                                           ------------------
                                                                                                   6,227,093
                                                                                           ------------------
Textile - Products (0.54%)
Nishat Mills Ltd                                       663,754                                     1,349,512
                                                                                           ------------------

Transport - Marine (1.02%)
Hyundai Merchant Marine Co Ltd (c)                      83,070                                     1,690,992
STX Pan Ocean Co Ltd                                 1,778,000                                       859,996
Wan Hai Lines Ltd                                            1                                             1
                                                                                           ------------------
                                                                                                   2,550,989
                                                                                           ------------------
Wire & Cable Products (0.69%)
LS Cable Ltd                                            41,610                                     1,720,515
                                                                                           ------------------

COMMON STOCKS (94.63%)
Oil Company - Exploration & Production (2.71%)
Oao Gazprom (a)                                         42,687                                     1,625,318
                                                                                           ------------------
TOTAL COMMON STOCKS                                                                     $        236,157,445
                                                                                           ------------------
PREFERRED STOCKS (3.57%)
Airlines (0.75%)
Tam SA                                                  74,248                                     1,871,067
                                                                                           ------------------

Commercial Banks (1.01%)
Banco Bradesco SA                                       66,189                                     2,522,224
                                                                                           ------------------

Diversified Minerals (0.68%)
Cia Vale do Rio Doce                                    38,205                                     1,700,842
                                                                                           ------------------

Investment Companies (0.01%)
Lereko Mobility Pty Ltd                                  4,384                                        31,927
                                                                                           ------------------

Steel - Producers (1.12%)
Gerdau SA                                               97,189                                     1,682,363
Usinas Siderurgicas de Minas Gerais SA                  29,100                                     1,102,078
                                                                                           ------------------
                                                                                                   2,784,441
                                                                                           ------------------
TOTAL PREFERRED STOCKS                                                                  $          8,910,501
                                                                                           ------------------

                                                     Principal
                                                      Amount                                     Value
                                                     ---------- -------------------------- ------------------
SHORT TERM INVESTMENTS (1.02%)
Commercial Paper (1.02%)
Investment in Joint Trading Account;
Federal Home Loan Bank
4.65%, 5/ 1/2006                                     2,551,536                                     2,551,536
                                                                                           ------------------
TOTAL SHORT TERM INVESTMENTS                                                            $          2,551,536

                                                                                           ------------------
MONEY MARKET FUNDS (6.01%)
BNY Institutional Cash Reserve Fund (e)              14,981,000                                   14,981,000
                                                                                           ------------------
TOTAL MONEY MARKET FUNDS                                                                $         14,981,000
                                                                                           ------------------
Total Investments                                                                       $        262,600,482

Liabilities in Excess of Other Assets,
Net - (5.23)%                                                                                    (13,044,377)
                                                                                           ------------------
TOTAL NET ASSETS - 100.00%                                                              $        249,556,105
                                                                                           ==================
                                                                                           ------------------

                                                                                           ==================

(a) Non-Income Producing Security
(b) Market value is determined in accordance with procedures established in good faith by the Board of
    Directors.  At the end of the period, the value of these securities totaled $8,447,939 or 3.39% of net assets.

(c) Security or a portion of the security was on loan at the end of the period.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
    Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $3,082,174 or 1.24% of net assets.


(e) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $         55,957,927
Unrealized Depreciation                                    (2,058,855)
                                                     ------------------
Net Unrealized Appreciation (Depreciation)                  53,899,072
Cost for federal income tax purposes                       208,436,098


Portfolio Summary (unaudited)
---------------------------------------------------- ------------------
Country                                                        Percent
---------------------------------------------------- ------------------
Korea, Republic Of                                              19.29%
Taiwan, Province Of China                                       13.10%
Brazil                                                          11.31%
South Africa                                                     9.88%
Russian Federation                                               7.66%
Mexico                                                           7.59%
United States                                                    7.03%
China                                                            6.10%
India                                                            5.12%
Hong Kong                                                        3.56%
Turkey                                                           2.49%
Thailand                                                         1.82%
Indonesia                                                        1.51%
Israel                                                           1.36%
Luxembourg                                                       1.28%
United Kingdom                                                   1.28%
Malaysia                                                         0.95%
Philippines                                                      0.78%
Hungary                                                          0.55%
Pakistan                                                         0.54%
Austria                                                          0.46%
Argentina                                                        0.42%
Czech Republic                                                   0.41%
Egypt                                                            0.31%
Colombia                                                         0.24%
Morocco                                                          0.19%
Liabilities in Excess of Other Assets, Net                    (-5.23%)
                                                     ------------------
TOTAL NET ASSETS                                               100.00%
                                                     ==================


Schedule of Investments
April 30, 2006 (unaudited)
International Growth Fund
                                                        Shares
                                                         Held                                      Value
                                                       ---------- -------------------------- ------------------
COMMON STOCKS (97.67%)
Advertising Services (0.55%)
WPP Group PLC                                            472,982                          $          5,820,285
                                                                                             ------------------

Airlines (0.48%)
British Airways PLC (a)                                  362,500                                     2,217,196
Singapore Airlines Ltd                                   325,000                                     2,917,931
                                                                                             ------------------
                                                                                                     5,135,127
                                                                                             ------------------
Apparel Manufacturers (0.39%)
Gildan Activewear (a)                                     88,000                                     4,205,435
                                                                                             ------------------

Applications Software (0.30%)
Sage Group PLC                                           712,069                                     3,235,736
                                                                                             ------------------

Athletic Footwear (0.51%)
Adidas-Salomon AG                                         25,950                                     5,477,850
                                                                                             ------------------

Audio & Video Products (0.36%)
Kenwood Corp                                           1,558,000                                     3,847,250
                                                                                             ------------------

Auto - Car & Light Trucks (1.79%)
Bayerische Motoren Werke AG                               73,000                                     3,967,841
Toyota Motor Corp                                        259,000                                    15,104,554
                                                                                             ------------------
                                                                                                    19,072,395
                                                                                             ------------------
Auto/Truck Parts & Equipment - Original (1.72%)
Aisin Seiki Co Ltd                                       103,600                                     3,882,732
Denso Corp                                               122,000                                     4,775,306
Keihin Corp                                              126,300                                     3,749,186
NGK Spark Plug Co Ltd                                    112,000                                     2,451,839
Nippon Seiki Co Ltd                                      159,000                                     3,445,928
                                                                                             ------------------
                                                                                                    18,304,991
                                                                                             ------------------
Beverages - Non-alcoholic (0.32%)
Kirin Beverage Corp                                      129,500                                     3,435,946
                                                                                             ------------------

Beverages - Wine & Spirits (0.50%)
Diageo PLC                                               322,488                                     5,301,919
                                                                                             ------------------

Brewery (0.82%)
InBev NV                                                  93,559                                     4,711,714
SABMiller PLC                                            191,700                                     4,034,983
                                                                                             ------------------
                                                                                                     8,746,697
                                                                                             ------------------
Building - Heavy Construction (1.15%)
ACS Actividades Cons y Serv                              125,100                                     5,186,039
Aker Kvaerner ASA                                         32,100                                     3,117,766
Daewoo Engineering & Construction Co Ltd                 231,000                                     3,992,049
                                                                                             ------------------
                                                                                                    12,295,854
                                                                                             ------------------
Building - Residential & Commercial (0.77%)
Kaufman & Broad SA                                        66,622                                     3,944,265
Persimmon PLC                                            180,593                                     4,303,429
                                                                                             ------------------
                                                                                                     8,247,694
                                                                                             ------------------

Building & Construction - Miscellaneous (0.36%)
Koninklijke BAM Groep NV                                  36,108                                     3,872,922
                                                                                             ------------------

Building & Construction Products -
Miscellaneous (0.26%)
K Wah International Holdings Ltd                       9,000,000                                     2,727,748
                                                                                             ------------------

Building Products - Cement & Aggregate (1.65%)
Cementir SpA                                             456,920                                     3,689,341
Ciments Francais                                          25,280                                     4,270,281
Rinker Group Ltd                                         348,137                                     5,599,946
Taiheiyo Cement Corp                                     839,000                                     4,070,105
                                                                                             ------------------
                                                                                                    17,629,673
                                                                                             ------------------
Casino Hotels (0.27%)
Sky City Entertainment Group Ltd                         840,000                                     2,900,235
                                                                                             ------------------

Cellular Telecommunications (1.22%)
Cosmote Mobile Telecommunications SA                     107,450                                     2,631,196
LG Telecom Ltd (a)                                       430,000                                     4,832,485
NTT DoCoMo Inc                                             3,750                                     5,582,312
                                                                                             ------------------
                                                                                                    13,045,993
                                                                                             ------------------
Chemicals - Diversified (1.07%)
K+S AG                                                    50,716                                     4,577,326
Shin-Etsu Chemical Co Ltd                                118,500                                     6,827,758
                                                                                             ------------------
                                                                                                    11,405,084
                                                                                             ------------------
Chemicals - Specialty (0.63%)
Daicel Chemical Industries Ltd                           395,000                                     3,382,750
Umicore                                                   20,725                                     3,299,835
                                                                                             ------------------
                                                                                                     6,682,585
                                                                                             ------------------
Commercial Banks (11.13%)
ABN AMRO Holding NV                                      199,000                                     5,938,390
Banca Monte dei Paschi di Siena SpA                      518,000                                     3,063,486
Banco Bilbao Vizcaya Argentaria SA                       489,044                                    10,786,603
Banco Santander Central Hispano SA                       462,108                                     7,153,951
Barclays PLC                                             404,000                                     5,033,845
Deutsche Bank AG                                          48,700                                     5,946,790
DNB NOR ASA                                              309,200                                     4,279,498
Fortis                                                   122,305                                     4,577,175
HSBC Holdings PLC                                        161,219                                     2,776,556
Industrial Bank Of Korea                                 134,600                                     2,711,408
KBC Groep NV                                              52,080                                     6,032,167
Mitsubishi UFJ Financial Group Inc                         1,052                                    16,489,317
Mizuho Financial Group Inc                                   820                                     6,972,154
Nordea Bank AB                                           402,000                                     5,157,126
Piraeus Bank SA                                           93,250                                     2,934,215
Resona Holdings Inc                                          725                                     2,463,222
Royal Bank of Canada                                     152,400                                     6,506,462
Societe Generale                                          44,035                                     6,717,269
Sumitomo Mitsui Financial Group Inc                          575                                     6,293,783
Sumitomo Trust & Banking Co Ltd/The                      338,000                                     3,587,180
Svenska Handelsbanken                                    108,700                                     3,112,737
                                                                                             ------------------
                                                                                                   118,533,334
                                                                                             ------------------
Computer Services (0.60%)
Computershare Ltd                                        540,000                                     3,228,626
CSK Holdings Corp                                         67,300                                     3,217,671
                                                                                             ------------------
                                                                                                     6,446,297
                                                                                             ------------------

Consulting Services (0.22%)
KK DaVinci Advisors (a)                                    2,145                                     2,385,420
                                                                                             ------------------

Cosmetics & Toiletries (0.32%)
Uni-Charm Corp                                            60,000                                     3,430,823
                                                                                             ------------------

Distribution & Wholesale (0.81%)
Univar NV                                                 68,849                                     3,826,342
Wolseley PLC                                             190,549                                     4,755,412
                                                                                             ------------------
                                                                                                     8,581,754
                                                                                             ------------------
Diversified Financial Services (0.67%)
Sampo Oyj                                                144,500                                     2,977,843
Woori Finance Holdings Co Ltd                            182,900                                     4,130,375
                                                                                             ------------------
                                                                                                     7,108,218
                                                                                             ------------------
Diversified Manufacturing Operations (0.91%)
Charter PLC (a)                                          259,000                                     3,763,823
Siemens AG                                                62,407                                     5,907,625
                                                                                             ------------------
                                                                                                     9,671,448
                                                                                             ------------------
Diversified Minerals (2.97%)
Anglo American PLC                                       120,600                                     5,120,721
Antofagasta PLC                                           77,700                                     3,326,005
BHP Billiton Ltd                                         547,891                                    12,180,344
BHP Billiton PLC                                         315,235                                     6,474,763
Sumitomo Metal Mining Co Ltd                             310,000                                     4,492,557
                                                                                             ------------------
                                                                                                    31,594,390
                                                                                             ------------------
Diversified Operations (0.35%)
Swire Pacific Ltd                                        362,500                                     3,707,447
                                                                                             ------------------

Electric - Integrated (2.76%)
E.ON AG                                                   66,311                                     8,114,822
Fortum Oyj                                               137,000                                     3,454,898
Iberdrola SA                                             191,700                                     6,234,892
International Power PLC                                  725,000                                     3,927,040
RWE AG                                                    35,415                                     3,065,193
Verbund - Oesterreichische
Elektrizitaetswirtschafts AG                               9,609                                     4,560,302
                                                                                             ------------------
                                                                                                    29,357,147
                                                                                             ------------------
Electric-Transmission (0.36%)
Terna SpA                                              1,400,000                                     3,840,049
                                                                                             ------------------

Electronic Components - Miscellaneous (1.16%)
Chemring Group PLC                                       192,315                                     4,047,927
Hoya Corp                                                104,000                                     4,198,249
Murata Manufacturing Co Ltd                               56,900                                     4,130,482
                                                                                             ------------------
                                                                                                    12,376,658
                                                                                             ------------------
Electronic Components - Semiconductors (1.49%)
Samsung Electronics Co Ltd                                13,092                                     8,938,982
Shinko Electric Industries                                91,800                                     2,508,021
SOITEC (a)                                               134,382                                     4,379,133
                                                                                             ------------------
                                                                                                    15,826,136
                                                                                             ------------------
Engineering - Research & Development
Services (0.62%)
Chiyoda Corp                                             139,000                                     3,115,937
WorleyParsons Ltd                                        233,100                                     3,448,853
                                                                                             ------------------
                                                                                                     6,564,790
                                                                                             ------------------
Enterprise Software & Services (0.82%)
SAP AG                                                    39,900                                     8,715,104
                                                                                             ------------------

Finance - Investment Banker & Broker (1.66%)
Nomura Holdings Inc                                      290,000                                     6,538,967
UBS AG                                                    94,596                                    11,180,391
                                                                                             ------------------
                                                                                                    17,719,358
                                                                                             ------------------
Finance - Leasing Company (0.60%)
ORIX Corp                                                 21,500                                     6,438,704
                                                                                             ------------------

Finance - Other Services (1.25%)
Australian Stock Exchange Ltd                            130,000                                     3,240,235
Deutsche Boerse AG                                        33,500                                     4,838,040
Man Group Plc                                            114,000                                     5,232,114
                                                                                             ------------------
                                                                                                    13,310,389
                                                                                             ------------------
Financial Guarantee Insurance (0.30%)
Euler Hermes SA                                           26,162                                     3,249,365
                                                                                             ------------------

Fisheries (0.50%)
Cermaq ASA                                               191,600                                     2,806,929
PAN Fish ASA (a)                                       2,500,000                                     2,533,387
                                                                                             ------------------
                                                                                                     5,340,316
                                                                                             ------------------
Food - Miscellaneous/Diversified (2.26%)
Groupe Danone                                             48,700                                     6,067,026
Iaws Group Plc                                           129,500                                     2,337,581
Nestle SA                                                 38,542                                    11,721,416
Unilever PLC                                             373,000                                     3,952,650
                                                                                             ------------------
                                                                                                    24,078,673
                                                                                             ------------------
Food - Retail (0.44%)
Woolworths Ltd                                           331,500                                     4,693,458
                                                                                             ------------------

Gold Mining (0.28%)
Barrick Gold Corp. (a)                                    99,100                                     3,006,916
                                                                                             ------------------

Human Resources (0.45%)
Michael Page International Plc                           693,162                                     4,831,824
                                                                                             ------------------

Import & Export (0.92%)
Itochu Corp                                              538,000                                     4,871,209
Mitsubishi Corp                                          205,000                                     4,945,490
                                                                                             ------------------
                                                                                                     9,816,699

                                                                                             ------------------
Investment Companies (0.30%)
Macquarie Airports                                     1,295,000                                     3,222,860
                                                                                             ------------------

Leisure & Recreation Products (0.41%)
Sega Sammy Holdings Inc                                  109,400                                     4,349,177
                                                                                             ------------------

Machinery - Construction & Mining (1.17%)
Atlas Copco AB                                           109,800                                     3,233,434
Hitachi Construction Machinery Co Ltd                    105,000                                     2,859,457
Komatsu Ltd                                              300,000                                     6,396,673
                                                                                             ------------------
                                                                                                    12,489,564
                                                                                             ------------------
Machinery - Farm (0.30%)
Kubota Corp                                              279,000                                     3,144,247
                                                                                             ------------------

Machinery - General Industry (1.06%)
Alstom RGPT (a)                                           45,500                                     4,115,157
MAN AG                                                    59,160                                     4,477,223

MMI Holding Ltd                                        6,180,000                                     2,657,056
                                                                                             ------------------
                                                                                                    11,249,436
                                                                                             ------------------
Medical - Drugs (8.66%)
AstraZeneca PLC                                          236,183                                    13,003,459
GlaxoSmithKline PLC                                      834,288                                    23,611,066
Novartis AG                                              197,349                                    11,289,553
Recordati SpA                                            340,000                                     2,638,215
Roche Holding AG                                          74,184                                    11,374,383
Rohto Pharmaceutical Co Ltd                              344,000                                     4,174,991
Sanofi-Aventis                                           148,577                                    13,989,861
Takeda Pharmaceutical Co Ltd                             150,400                                     9,166,235
Tsumura & Co                                             113,000                                     2,998,161
                                                                                             ------------------
                                                                                                    92,245,924
                                                                                             ------------------
Medical Products (1.08%)
Cochlear Ltd                                              84,544                                     3,386,995
Nobel Biocare Holding AG                                  15,025                                     3,702,643
Phonak Holding AG                                         70,972                                     4,393,844
                                                                                             ------------------
                                                                                                    11,483,482
                                                                                             ------------------
Metal - Diversified (1.18%)
Rio Tinto Ltd                                            118,480                                     7,070,360
Rio Tinto PLC                                             59,575                                     3,267,009
Zinifex Ltd                                              285,000                                     2,238,118
                                                                                             ------------------
                                                                                                    12,575,487
                                                                                             ------------------
Multi-line Insurance (1.20%)
Assicurazioni Generali SpA                               145,000                                     5,426,518
ING Groep NV                                             180,593                                     7,338,645
                                                                                             ------------------
                                                                                                    12,765,163
                                                                                             ------------------
Multimedia (0.53%)
Vivendi SA                                               155,831                                     5,680,715
                                                                                             ------------------

Networking Products (0.34%)
NTT Data Corp                                                775                                     3,576,401
                                                                                             ------------------

Office Automation & Equipment (1.11%)
Canon Inc                                                154,987                                    11,820,812
                                                                                             ------------------

Oil - Field Services (0.80%)
Fugro NV                                                  88,100                                     3,693,260
Trican Well Service Ltd                                   99,800                                     4,826,346
                                                                                             ------------------
                                                                                                     8,519,606

                                                                                             ------------------
Oil & Gas Drilling (0.64%)
Ensign Energy Services Inc                                84,100                                     3,519,208
Precision Drilling Trust (a)                              93,200                                     3,301,986
                                                                                             ------------------
                                                                                                     6,821,194
                                                                                             ------------------
Oil Company - Exploration & Production (1.69%)
Japan Petroleum Exploration Co                            41,900                                     3,056,278
Nexen                                                     75,100                                     4,378,460
Talisman Energy                                           91,600                                     5,161,415
Tullow Oil PLC                                           725,500                                     5,426,481
                                                                                             ------------------
                                                                                                    18,022,634
                                                                                             ------------------
Oil Company - Integrated (9.66%)
BG Group PLC                                             518,000                                     6,943,889
BP PLC                                                 1,499,939                                    18,457,516
ENI SpA                                                  424,108                                    12,928,330
Husky Energy Inc                                          79,500                                     4,668,333
Imperial Oil Ltd (a)                                      46,600                                     5,051,955

OMV AG                                                    47,559                                     3,301,519
Royal Dutch Shell PLC - A Shares                         430,760                                    14,748,078
Royal Dutch Shell PLC - A Shares                          32,136                                     1,096,395
Royal Dutch Shell PLC - B Shares                         281,950                                    10,060,125
Suncor Energy Inc (a)                                     92,000                                     7,860,497
Total SA                                                  64,576                                    17,830,450
                                                                                             ------------------
                                                                                                   102,947,087
                                                                                             ------------------
Optical Supplies (0.36%)
Luxottica Group SpA                                      129,500                                     3,846,486
                                                                                             ------------------

Photo Equipment & Supplies (0.32%)
Olympus Corp                                             119,000                                     3,397,023
                                                                                             ------------------

Property & Casualty Insurance (0.95%)
ING Canada Inc                                            46,600                                     2,503,105
Promina Group Ltd                                        746,000                                     3,209,369
QBE Insurance Group Ltd                                  257,990                                     4,380,873
                                                                                             ------------------
                                                                                                    10,093,347
                                                                                             ------------------
Property Trust (0.29%)
Macquarie Goodman Group                                  800,000                                     3,126,043
                                                                                             ------------------

Publishing - Periodicals (0.32%)
Wolters Kluwer NV                                        130,000                                     3,381,536
                                                                                             ------------------

Real Estate Magagement & Services (0.77%)
Ardepro Co Ltd                                             1,300                                     2,083,187
Creed Corp                                                   535                                     2,885,814
Daito Trust Construction Co Ltd                           62,100                                     3,219,195
                                                                                             ------------------
                                                                                                     8,188,196
                                                                                             ------------------
Real Estate Operator & Developer (1.34%)
Inmobiliaria Urbis SA                                    132,000                                     3,200,776
Shoei Co Ltd                                              86,000                                     2,869,177
Sino Land Co (b)                                       1,780,000                                     2,961,444
Touei Housing Corp                                       128,000                                     2,785,289
Wheelock & Co Ltd                                      1,346,000                                     2,499,777
                                                                                             ------------------
                                                                                                    14,316,463
                                                                                             ------------------
Recycling (0.56%)
Asahi Pretec Corp                                         82,800                                     2,987,181
Tomra Systems ASA                                        305,600                                     3,030,028
                                                                                             ------------------
                                                                                                     6,017,209
                                                                                             ------------------
Retail - Apparel & Shoe (0.49%)
Inditex SA                                               128,995                                     5,240,264
                                                                                             ------------------

Retail - Consumer Electronics (0.21%)
GOME Electrical Appliances Holdings Ltd                2,600,000                                     2,246,684
                                                                                             ------------------

Retail - Major Department Store (1.05%)
Lotte Shopping Co Ltd (a)(b)(c)                          113,978                                     2,380,579
Marks & Spencer Group PLC                                564,166                                     6,014,311
Mitsukoshi Ltd (b)                                       475,000                                     2,753,503
                                                                                             ------------------
                                                                                                    11,148,393
                                                                                             ------------------
Retail - Miscellaneous/Diversified (0.50%)
Aeon Co Ltd                                              215,000                                     5,337,347
                                                                                             ------------------

Retail - Pubs (0.68%)
Enterprise Inns Plc                                      225,866                                     3,830,395

Punch Taverns PLC                                        214,992                                     3,425,194
                                                                                             ------------------
                                                                                                     7,255,589
                                                                                             ------------------
Rubber - Tires (0.46%)
Continental AG                                            41,392                                     4,919,885
                                                                                             ------------------

Semiconductor Component - Integrated
Circuits (0.63%)
CSR PLC (a)                                              142,492                                     3,139,092
Wolfson Microelectronics PLC (a)                         414,500                                     3,544,828
                                                                                             ------------------
                                                                                                     6,683,920
                                                                                             ------------------
Semiconductor Equipment (0.34%)
Tokyo Electron Ltd                                        51,100                                     3,669,177
                                                                                             ------------------

Soap & Cleaning Products (0.56%)
Reckitt Benckiser PLC                                    164,120                                     5,966,264
                                                                                             ------------------

Steel - Producers (0.87%)
IPSCO                                                     36,700                                     3,778,900
Rautaruukki OYJ                                           62,150                                     2,176,389
Salzgitter AG                                             41,450                                     3,289,392
                                                                                             ------------------
                                                                                                     9,244,681
                                                                                             ------------------
Steel Pipe & Tube (0.47%)
Vallourec                                                  3,836                                     4,976,986
                                                                                             ------------------

Telecommunication Equipment (0.54%)
Foxconn International Holdings Ltd (a)                 1,300,000                                     2,799,972
Option NV (a)(b)                                         103,600                                     2,962,349
                                                                                             ------------------
                                                                                                     5,762,321
                                                                                             ------------------
Telecommunication Services (0.26%)
Telenor ASA                                              236,200                                     2,733,841
                                                                                             ------------------

Telephone - Integrated (0.76%)
KDDI Corp                                                    595                                     3,657,531
Telekom Austria AG                                       181,300                                     4,441,892
                                                                                             ------------------
                                                                                                     8,099,423
                                                                                             ------------------
Television (0.38%)
Modern Times Group AB (a)                                 73,400                                     4,014,948
                                                                                             ------------------

Tobacco (1.25%)
British American Tobacco PLC                             271,251                                     6,912,424
Imperial Tobacco Group PLC                               205,197                                     6,355,527
                                                                                             ------------------
                                                                                                    13,267,951
                                                                                             ------------------
Transport - Rail (1.31%)
Canadian National Railway                                103,400                                     4,625,802
Central Japan Railway Co                                     466                                     4,774,256
East Japan Railway Co                                        590                                     4,592,907
                                                                                             ------------------
                                                                                                    13,992,965
                                                                                             ------------------
Web Portals (0.74%)
Neowiz Corp                                               35,200                                     3,940,967
NHN Corp                                                  11,000                                     3,906,913
                                                                                             ------------------
                                                                                                     7,847,880
                                                                                             ------------------
Wire & Cable Products (0.20%)
Sumitomo Electric Industries Ltd                         134,600                                     2,130,970
                                                                                             ------------------

Wireless Equipment (1.61%)
Nokia OYJ                                                509,100                                    11,575,264

Telefonaktiebolaget LM Ericsson                        1,558,000                                     5,526,768
                                                                                             ------------------
                                                                                                    17,102,032

                                                                                             ------------------
COMMON STOCKS (97.67%)
Retail - Convenience Store (0.35%)
Alimentation Couche Tard Inc                             161,600                                     3,693,343
                                                                                             ------------------
TOTAL COMMON STOCKS                                                                       $      1,040,631,092
                                                                                             ------------------
PREFERRED STOCKS (0.40%)
Auto - Car & Light Trucks (0.40%)
Porsche AG                                                 4,222                                     4,227,903
                                                                                             ------------------
TOTAL PREFERRED STOCKS                                                                    $          4,227,903
                                                                                             ------------------
                                                       Principal
                                                        Amount                                     Value
                                                       ---------- -------------------------- ------------------
SHORT TERM INVESTMENTS (1.48%)
Commercial Paper (1.48%)
Investment in Joint Trading Account;
Federal Home Loan Bank
4.65%, 5/ 1/2006                                       15,777,439                                   15,777,439
                                                                                             ------------------
TOTAL SHORT TERM INVESTMENTS                                                              $         15,777,439
                                                                                             ------------------
MONEY MARKET FUNDS (0.79%)
BNY Institutional Cash Reserve Fund (d)                8,453,000                                     8,453,000
                                                                                             ------------------
TOTAL MONEY MARKET FUNDS                                                                  $          8,453,000
                                                                                             ------------------
Total Investments                                                                         $      1,069,089,434
Liabilities in Excess of Other Assets,
Net - (0.34)%                                                                                       (3,642,887)
                                                                                             ------------------
TOTAL NET ASSETS - 100.00%                                                                $      1,065,446,547
                                                                                             ==================
                                                                                             ------------------

                                                                                             ==================

(a)   Non-Income Producing Security
(b)   Security or a portion of the security was on loan at the end of the period.
(c)   Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
      Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $2,380,579 or 0.22% of net assets.


(d)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $        214,856,663
Unrealized Depreciation                                     (3,452,354)
                                                      ------------------
Net Unrealized Appreciation (Depreciation)                  211,404,309
Cost for federal income tax purposes                        857,685,125


Portfolio Summary (unaudited)
----------------------------------------------------- ------------------
Country                                                         Percent
----------------------------------------------------- ------------------
Japan                                                            23.02%
United Kingdom                                                   17.65%
France                                                            7.06%
Germany                                                           6.34%
Canada                                                            6.30%
Australia                                                         5.54%
Netherlands                                                       5.06%
Switzerland                                                       5.04%
Spain                                                             3.55%
Italy                                                             3.33%
Korea, Republic Of                                                3.27%
United States                                                     2.27%
Belgium                                                           2.03%
Sweden                                                            1.98%
Finland                                                           1.89%
Norway                                                            1.74%
Hong Kong                                                         1.33%
Austria                                                           1.15%
Singapore                                                         0.52%
Greece                                                            0.52%
New Zealand                                                       0.27%
China                                                             0.26%
Ireland                                                           0.22%
Liabilities in Excess of Other Assets, Net                     (-0.34%)
                                                      ------------------
TOTAL NET ASSETS                                                100.00%
                                                      ==================


Schedule of Investments
April 30, 2006 (unaudited)
LargeCap Growth Fund
                                                                    Shares
                                                                     Held                                      Value
                                                                   ---------- -------------------------- ------------------
COMMON STOCKS (95.66%)
Advertising Sales (1.02%)
Lamar Advertising Co (a)(b)                                          153,000                          $          8,413,470
                                                                                                         ------------------

Airlines (0.89%)
UAL Corp (a)(b)                                                      202,000                                     7,274,020
                                                                                                         ------------------

Applications Software (1.93%)
Citrix Systems Inc (b)                                               397,000                                    15,848,240
                                                                                                         ------------------

Beverages - Non-alcoholic (5.28%)
Coca-Cola Co/The                                                     426,100                                    17,879,156
PepsiCo Inc                                                          438,000                                    25,509,120
                                                                                                         ------------------
                                                                                                                43,388,276
                                                                                                         ------------------
Casino Services (1.56%)
International Game Technology                                        337,000                                    12,782,410
                                                                                                         ------------------

Commercial Services (0.99%)
Alliance Data Systems Corp (b)                                       148,000                                     8,140,000
                                                                                                         ------------------

Computers (4.71%)
Apple Computer Inc (b)                                               237,007                                    16,682,923
Hewlett-Packard Co                                                   677,500                                    21,998,425
                                                                                                         ------------------
                                                                                                                38,681,348
                                                                                                         ------------------
Cosmetics & Toiletries (2.32%)
Colgate-Palmolive Co                                                 321,800                                    19,024,816
                                                                                                         ------------------

Diversified Manufacturing Operations (2.46%)
Textron Inc                                                          224,900                                    20,229,755
                                                                                                         ------------------

Electric Products - Miscellaneous (1.47%)
Emerson Electric Co                                                  142,000                                    12,062,900
                                                                                                         ------------------

Electronic Components - Semiconductors (4.20%)
Broadcom Corp (b)                                                    353,900                                    14,548,829
Microchip Technology Inc                                             284,000                                    10,581,840
Micron Technology Inc (b)                                            550,000                                     9,333,500
                                                                                                         ------------------
                                                                                                                34,464,169
                                                                                                         ------------------
Enterprise Software & Services (2.70%)
BEA Systems Inc (a)(b)                                               748,000                                     9,911,000
SAP AG ADR (a)                                                       225,000                                    12,291,750
                                                                                                         ------------------
                                                                                                                22,202,750
                                                                                                         ------------------
Fiduciary Banks (1.61%)
State Street Corp                                                    202,000                                    13,194,640
                                                                                                         ------------------

Finance - Commercial (3.05%)
CIT Group Inc                                                        463,700                                    25,044,437
                                                                                                         ------------------

Finance - Credit Card (1.01%)
Capital One Financial Corp (a)                                        96,000                                     8,317,440
                                                                                                         ------------------

Finance - Investment Banker & Broker (8.70%)
Charles Schwab Corp/The                                              943,000                                    16,879,700
Goldman Sachs Group Inc                                              186,900                                    29,958,201
Morgan Stanley                                                       382,000                                    24,562,600
                                                                                                         ------------------
                                                                                                                71,400,501
                                                                                                         ------------------
Life & Health Insurance (2.22%)
Cigna Corp                                                           170,000                                    18,190,000
                                                                                                         ------------------

Medical - Biomedical/Gene (1.67%)
Celgene Corp (a)(b)                                                  326,000                                    13,744,160
                                                                                                         ------------------

Medical - Generic Drugs (1.00%)
Teva Pharmaceutical Industries Ltd ADR (a)                           202,000                                     8,181,000
                                                                                                         ------------------

Medical - HMO (0.51%)
Aetna Inc                                                            108,000                                     4,158,000
                                                                                                         ------------------

Medical Laboratory & Testing Service (1.02%)
Quest Diagnostics Inc                                                150,000                                     8,359,500
                                                                                                         ------------------

Metal - Diversified (1.91%)
Inco Ltd (a)                                                         277,000                                    15,642,190
                                                                                                         ------------------

Networking Products (0.96%)
Cisco Systems Inc (b)                                                378,000                                     7,919,100
                                                                                                         ------------------

Oil - Field Services (1.91%)
Weatherford International Ltd (b)                                    297,000                                    15,720,210
                                                                                                         ------------------

Oil Company - Exploration & Production (3.10%)
Apache Corp                                                          183,800                                    13,058,990
Devon Energy Corp (a)                                                205,800                                    12,370,638
                                                                                                         ------------------
                                                                                                                25,429,628
                                                                                                         ------------------
Regional Banks (1.85%)
PNC Financial Services Group Inc                                     213,000                                    15,223,110
                                                                                                         ------------------

Retail - Apparel & Shoe (4.11%)
Nordstrom Inc                                                        545,500                                    20,909,015
Ross Stores Inc (a)                                                  419,000                                    12,838,160
                                                                                                         ------------------
                                                                                                                33,747,175
                                                                                                         ------------------
Retail - Auto Parts (0.90%)
Autozone Inc (a)(b)                                                   79,000                                     7,395,190
                                                                                                         ------------------

Retail - Drug Store (3.41%)
CVS Corp                                                             943,000                                    28,025,960
                                                                                                         ------------------

Retail - Office Supplies (3.22%)
Staples Inc                                                        1,001,100                                    26,439,051
                                                                                                         ------------------

Retail - Regional Department Store (1.31%)
Federated Department Stores Inc                                      138,000                                    10,743,300
                                                                                                         ------------------

Retail - Restaurants (1.95%)
McDonald's Corp                                                      463,500                                    16,023,195
                                                                                                         ------------------


Semiconductor Component - Integrated
Circuits (1.90%)
Marvell Technology Group Ltd (b)                                     272,800                                    15,574,152
                                                                                                         ------------------

Steel - Producers (1.54%)
Nucor Corp                                                           116,000                                    12,623,120
                                                                                                         ------------------

Steel - Specialty (1.96%)
Allegheny Technologies Inc (a)                                       232,000                                    16,086,880
                                                                                                         ------------------

Telecommunication Equipment (4.05%)
Comverse Technology Inc (a)(b)                                       712,000                                    16,126,800
Tellabs Inc (b)                                                    1,078,000                                    17,086,300
                                                                                                         ------------------
                                                                                                                33,213,100
                                                                                                         ------------------
Therapeutics (2.36%)
Gilead Sciences Inc (b)                                              336,500                                    19,348,750
                                                                                                         ------------------

Web Portals (4.12%)
Google Inc (a)(b)                                                     80,990                                    33,848,960
                                                                                                         ------------------

Wireless Equipment (4.78%)
Motorola Inc                                                         718,000                                    15,329,300
Nokia OYJ ADR                                                      1,055,000                                    23,906,300
                                                                                                         ------------------
                                                                                                                39,235,600
                                                                                                         ------------------
TOTAL COMMON STOCKS                                                                                   $        785,340,503
                                                                                                         ------------------
                                                                   Principal
                                                                    Amount                                     Value
                                                                   ---------- -------------------------- ------------------
SHORT TERM INVESTMENTS (3.12%)
Commercial Paper (3.12%)
Investment in Joint Trading Account; Federal
Home Loan Bank
4.65%, 5/ 1/2006                                                   25,563,875                                   25,563,875
                                                                                                         ------------------
TOTAL SHORT TERM INVESTMENTS                                                                          $         25,563,875
                                                                                                         ------------------
MONEY MARKET FUNDS (8.19%)
BNY Institutional Cash Reserve Fund (c)                            67,241,000                                   67,241,000
                                                                                                         ------------------
TOTAL MONEY MARKET FUNDS                                                                              $         67,241,000
                                                                                                         ------------------
Total Investments                                                                                     $        878,145,378
Liabilities in Excess of Other Assets, Net - (6.97)%                                                          (57,185,379)
                                                                                                         ------------------
TOTAL NET ASSETS - 100.00%                                                                            $        820,959,999
                                                                                                         ==================
                                                                                                         ------------------

                                                                                                         ==================

(a) Security or a portion of the security was on loan at
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from s

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $
Unrealized Depreciation
                                                    ----
Net Unrealized Appreciation (Depreciation)
Cost for federal income tax purposes


Portfolio Summary (unaudited)
--------------------------------------------------- ----
Sector
--------------------------------------------------- ----
Financial
Consumer, Cyclical
Technology
Consumer, Non-cyclical
Communications
Basic Materials
Energy
Industrial
Government
Liabilities in Excess of Other Assets, Net
                                                    ----
TOTAL NET ASSETS
                                                    ====


Schedule of Investments
April 30, 2006 (unaudited)
LargeCap S&P 500 Index Fund
                                                                    Shares
                                                                     Held                                      Value
                                                                   ---------- -------------------------- ------------------
COMMON STOCKS (98.76%)
Advertising Agencies (0.17%)
Interpublic Group of Cos Inc (a)(b)                                   30,053                          $            287,908
Omnicom Group Inc (a)                                                 12,481                                     1,123,415
                                                                                                         ------------------
                                                                                                                 1,411,323
                                                                                                         ------------------
Aerospace & Defense (1.44%)
Boeing Co                                                             55,871                                     4,662,435
General Dynamics Corp                                                 27,942                                     1,833,554
Lockheed Martin Corp                                                  25,009                                     1,898,183
Northrop Grumman Corp (a)                                             24,481                                     1,637,779
Raytheon Co                                                           31,141                                     1,378,612
Rockwell Collins Inc                                                  12,026                                       687,887
                                                                                                         ------------------
                                                                                                                12,098,450
                                                                                                         ------------------
Aerospace & Defense Equipment (0.58%)
Goodrich Corp                                                          8,615                                       383,368
United Technologies Corp                                              70,882                                     4,452,098
                                                                                                         ------------------
                                                                                                                 4,835,466
                                                                                                         ------------------
Agricultural Chemicals (0.19%)
Monsanto Co                                                           18,804                                     1,568,254
                                                                                                         ------------------

Agricultural Operations (0.20%)
Archer-Daniels-Midland Co                                             45,639                                     1,658,521
                                                                                                         ------------------

Airlines (0.10%)
Southwest Airlines Co                                                 49,429                                       801,738
                                                                                                         ------------------

Apparel Manufacturers (0.22%)
Coach Inc (b)                                                         26,760                                       883,615
Jones Apparel Group Inc                                                7,972                                       273,838
Liz Claiborne Inc                                                      7,338                                       286,549
VF Corp                                                                6,152                                       376,441
                                                                                                         ------------------
                                                                                                                 1,820,443
                                                                                                         ------------------
Appliances (0.06%)
Whirlpool Corp (a)                                                     5,421                                       486,495
                                                                                                         ------------------

Applications Software (1.95%)
Citrix Systems Inc (b)                                                12,458                                       497,323
Compuware Corp (b)                                                    26,720                                       205,210
Intuit Inc (b)                                                        12,352                                       669,108
Microsoft Corp                                                       620,336                                    14,981,114
                                                                                                         ------------------
                                                                                                                16,352,755
                                                                                                         ------------------
Athletic Footwear (0.13%)
Nike Inc                                                              13,212                                     1,081,270
                                                                                                         ------------------

Audio & Video Products (0.05%)
Harman International Industries Inc                                    4,582                                       403,170
                                                                                                         ------------------

Auto - Car & Light Trucks (0.22%)
Ford Motor Co                                                        130,126                                       904,376
General Motors Corp (a)                                               39,475                                       903,188
                                                                                                         ------------------
                                                                                                                 1,807,564
                                                                                                         ------------------

Auto - Medium & Heavy Duty Trucks (0.11%)
Navistar International Corp (a)(b)                                     4,307                                       113,618
Paccar Inc                                                            11,817                                       849,997
                                                                                                         ------------------
                                                                                                                   963,615
                                                                                                         ------------------
Auto/Truck Parts & Equipment - Original (0.13%)
Johnson Controls Inc (a)                                              13,554                                     1,105,329
                                                                                                         ------------------

Beverages - Non-alcoholic (1.60%)
Coca-Cola Co/The                                                     143,802                                     6,033,932
Coca-Cola Enterprises Inc                                             21,180                                       413,645
Pepsi Bottling Group Inc                                               9,439                                       302,992
PepsiCo Inc                                                          115,650                                     6,735,456
                                                                                                         ------------------
                                                                                                                13,486,025
                                                                                                         ------------------
Beverages - Wine & Spirits (0.09%)
Brown-Forman Corp                                                      5,805                                       432,473
Constellation Brands Inc (b)                                          13,762                                       339,921
                                                                                                         ------------------
                                                                                                                   772,394
                                                                                                         ------------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                                                54,194                                     2,415,969
Molson Coors Brewing Co (a)                                            4,007                                       295,957
                                                                                                         ------------------
                                                                                                                 2,711,926
                                                                                                         ------------------
Broadcasting Services & Programming (0.12%)
Clear Channel Communications Inc                                      36,077                                     1,029,277
                                                                                                         ------------------

Building - Residential & Commercial (0.29%)
Centex Corp                                                            8,570                                       476,492
DR Horton Inc                                                         18,974                                       569,600
KB Home                                                                5,365                                       330,323
Lennar Corp                                                            9,569                                       525,625
Pulte Homes Inc                                                       14,935                                       557,822
                                                                                                         ------------------
                                                                                                                 2,459,862
                                                                                                         ------------------
Building & Construction Products - Miscellaneous (0.11%)
Masco Corp                                                            29,060                                       927,014
                                                                                                         ------------------

Building Products - Air & Heating (0.06%)
American Standard Cos Inc (a)                                         12,442                                       541,600
                                                                                                         ------------------

Cable TV (0.55%)
Comcast Corp (b)                                                     149,286                                     4,620,402
                                                                                                         ------------------

Casino Hotels (0.12%)
Harrah's Entertainment Inc                                            12,851                                     1,049,156
                                                                                                         ------------------

Casino Services (0.11%)
International Game Technology                                         23,537                                       892,758
                                                                                                         ------------------

Chemicals - Diversified (0.82%)
Dow Chemical Co/The                                                   67,531                                     2,742,434
EI Du Pont de Nemours & Co                                            64,219                                     2,832,058
PPG Industries Inc                                                    11,541                                       774,632
Rohm & Haas Co                                                        10,053                                       508,682
                                                                                                         ------------------
                                                                                                                 6,857,806
                                                                                                         ------------------
Chemicals - Specialty (0.25%)
Ashland Inc                                                            4,975                                       327,454
Eastman Chemical Co (a)                                                5,699                                       309,741
Ecolab Inc                                                            12,726                                       481,043

Engelhard Corp                                                         8,639                                       331,824
Hercules Inc (a)(b)                                                    7,880                                       111,975
International Flavors & Fragrances Inc                                 5,511                                       194,704
Sigma-Aldrich Corp                                                     4,668                                       320,271
                                                                                                         ------------------
                                                                                                                 2,077,012
                                                                                                         ------------------
Coatings & Paint (0.05%)
Sherwin-Williams Co/The                                                7,742                                       394,377
                                                                                                         ------------------

Commercial Banks (0.94%)
AmSouth Bancorp (a)                                                   24,122                                       698,091
BB&T Corp                                                             37,375                                     1,604,882
Compass Bancshares Inc (a)                                             8,628                                       474,195
First Horizon National Corp (a)                                        8,796                                       373,126
M&T Bank Corp (a)                                                      5,539                                       661,357
Marshall & Ilsley Corp (a)                                            15,505                                       708,889
North Fork Bancorporation Inc                                         33,205                                     1,000,467
Regions Financial Corp                                                31,856                                     1,163,062
Synovus Financial Corp                                                21,867                                       612,276
Zions Bancorporation                                                   7,286                                       604,956
                                                                                                         ------------------
                                                                                                                 7,901,301
                                                                                                         ------------------
Commercial Services (0.02%)
Convergys Corp (b)                                                     9,761                                       190,047
                                                                                                         ------------------

Commercial Services - Finance (0.34%)
Equifax Inc                                                            9,034                                       348,170
H&R Block Inc (a)                                                     22,871                                       522,145
Moody's Corp                                                          16,981                                     1,052,992
Paychex Inc                                                           23,318                                       941,814
                                                                                                         ------------------
                                                                                                                 2,865,121
                                                                                                         ------------------
Computer Aided Design (0.09%)
Autodesk Inc (b)                                                      16,111                                       677,306
Parametric Technology Corp (a)(b)                                      7,754                                       115,845
                                                                                                         ------------------
                                                                                                                   793,151
                                                                                                         ------------------
Computer Services (0.28%)
Affiliated Computer Services Inc (b)                                   8,204                                       457,455
Computer Sciences Corp (b)                                            13,018                                       762,204
Electronic Data Systems Corp (a)                                      35,916                                       972,605
Unisys Corp (b)                                                       23,871                                       148,955
                                                                                                         ------------------
                                                                                                                 2,341,219
                                                                                                         ------------------
Computers (2.99%)
Apple Computer Inc (b)                                                59,451                                     4,184,756
Dell Inc (a)(b)                                                      164,288                                     4,304,345
Gateway Inc (b)                                                       18,448                                        40,586
Hewlett-Packard Co                                                   197,438                                     6,410,812
International Business Machines Corp                                 109,406                                     9,008,490
Sun Microsystems Inc (b)                                             241,595                                     1,207,975
                                                                                                         ------------------
                                                                                                                25,156,964
                                                                                                         ------------------
Computers - Integrated Systems (0.06%)
NCR Corp (b)                                                          12,705                                       500,577
                                                                                                         ------------------

Computers  -Memory Devices (0.48%)
EMC Corp/Massachusetts (b)                                           165,909                                     2,241,431
Network Appliance Inc (a)(b)                                          26,119                                       968,231
SanDisk Corp (a)(b)                                                   12,824                                       818,556
                                                                                                         ------------------
                                                                                                                 4,028,218
                                                                                                         ------------------

Computers - Peripheral Equipment (0.04%)
Lexmark International Inc (b)                                          7,559                                       368,123
                                                                                                         ------------------

Consumer Products - Miscellaneous (0.40%)
Clorox Co                                                             10,478                                       672,478
Fortune Brands Inc                                                    10,216                                       820,345
Kimberly-Clark Corp                                                   32,170                                     1,882,910
                                                                                                         ------------------
                                                                                                                 3,375,733
                                                                                                         ------------------
Containers - Metal & Glass (0.03%)
Ball Corp (a)                                                          7,280                                       291,054
                                                                                                         ------------------

Containers - Paper & Plastic (0.09%)
Bemis Co                                                               7,350                                       231,231
Pactiv Corp (b)                                                       10,002                                       243,448
Sealed Air Corp (a)                                                    5,682                                       305,976
                                                                                                         ------------------
                                                                                                                   780,655
                                                                                                         ------------------
Cosmetics & Toiletries (2.03%)
Alberto-Culver Co                                                      5,273                                       237,127
Avon Products Inc (a)                                                 31,447                                     1,025,487
Colgate-Palmolive Co                                                  35,974                                     2,126,783
Estee Lauder Cos Inc/The                                               8,318                                       308,764
Procter & Gamble Co                                                  229,596                                    13,364,783
                                                                                                         ------------------
                                                                                                                17,062,944
                                                                                                         ------------------
Cruise Lines (0.17%)
Carnival Corp                                                         30,308                                     1,419,021
                                                                                                         ------------------

Data Processing & Management (0.58%)
Automatic Data Processing Inc                                         40,457                                     1,783,345
First Data Corp                                                       53,548                                     2,553,704
Fiserv Inc (b)                                                        12,879                                       580,585
                                                                                                         ------------------
                                                                                                                 4,917,634
                                                                                                         ------------------
Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)                                               9,678                                       315,309
                                                                                                         ------------------

Disposable Medical Products (0.06%)
CR Bard Inc                                                            7,260                                       540,580
                                                                                                         ------------------

Distribution & Wholesale (0.11%)
Genuine Parts Co                                                      12,070                                       526,856
WW Grainger Inc                                                        5,337                                       410,522
                                                                                                         ------------------
                                                                                                                   937,378
                                                                                                         ------------------
Diversified Manufacturing Operations (5.24%)
3M Co                                                                 52,702                                     4,502,332
Cooper Industries Ltd                                                  6,409                                       586,103
Danaher Corp (a)                                                      16,560                                     1,061,662
Dover Corp                                                            14,192                                       706,052
Eaton Corp                                                            10,394                                       796,700
General Electric Co (c)                                              727,608                                    25,167,961
Honeywell International Inc                                           57,981                                     2,464,192
Illinois Tool Works Inc                                               14,315                                     1,470,151
Ingersoll-Rand Co Ltd                                                 22,860                                     1,000,125
ITT Industries Inc (a)                                                12,893                                       724,973
Leggett & Platt Inc                                                   12,732                                       337,780
Parker Hannifin Corp                                                   8,358                                       677,416
Textron Inc                                                            9,240                                       831,138
Tyco International Ltd                                               140,684                                     3,707,023
                                                                                                         ------------------
                                                                                                                44,033,608
                                                                                                         ------------------
Diversified Operations & Commercial Services (0.15%)
Cendant Corp                                                          70,376                                     1,226,654
                                                                                                         ------------------

Drug Delivery Systems (0.05%)
Hospira Inc (b)                                                       11,228                                       432,839
                                                                                                         ------------------

E-Commerce - Products (0.09%)
Amazon.Com Inc (a)(b)                                                 21,536                                       758,283
                                                                                                         ------------------

E-Commerce - Services (0.33%)
eBay Inc (b)                                                          80,521                                     2,770,728
                                                                                                         ------------------

Electric - Generation (0.09%)
AES Corp/The (b)                                                      45,791                                       777,073
                                                                                                         ------------------

Electric - Integrated (2.78%)
Allegheny Energy Inc (b)                                              11,391                                       405,861
Ameren Corp (a)                                                       14,292                                       719,888
American Electric Power Co Inc                                        27,484                                       919,615
Centerpoint Energy Inc (a)                                            21,647                                       260,197
CMS Energy Corp (a)(b)                                                15,410                                       205,261
Consolidated Edison Inc (a)                                           17,133                                       738,775
Constellation Energy Group Inc                                        12,457                                       684,138
Dominion Resources Inc/VA                                             24,256                                     1,816,047
DTE Energy Co (a)                                                     12,412                                       506,161
Duke Energy Corp                                                      86,510                                     2,519,181
Edison International                                                  22,743                                       919,045
Entergy Corp                                                          14,509                                     1,014,759
Exelon Corp                                                           46,576                                     2,515,104
FirstEnergy Corp                                                      23,024                                     1,167,547
FPL Group Inc (a)                                                     28,170                                     1,115,532
PG&E Corp (a)                                                         24,105                                       960,343
Pinnacle West Capital Corp                                             6,922                                       277,572
PPL Corp                                                              26,543                                       770,809
Progress Energy Inc                                                   17,611                                       753,751
Public Service Enterprise Group Inc (a)                               17,500                                     1,097,250
Southern Co/The                                                       51,777                                     1,668,773
TECO Energy Inc                                                       14,542                                       232,381
TXU Corp                                                              32,303                                     1,603,198
Xcel Energy Inc (a)                                                   28,188                                       531,062
                                                                                                         ------------------
                                                                                                                23,402,250
                                                                                                         ------------------
Electric Products - Miscellaneous (0.33%)
Emerson Electric Co                                                   28,718                                     2,439,594
Molex Inc (a)                                                          9,946                                       369,196
                                                                                                         ------------------
                                                                                                                 2,808,790
                                                                                                         ------------------
Electronic Components - Miscellaneous (0.11%)
Jabil Circuit Inc                                                     12,187                                       475,171
Sanmina-SCI Corp (b)                                                  37,148                                       192,798
Solectron Corp (b)                                                    63,841                                       255,364
                                                                                                         ------------------
                                                                                                                   923,333
                                                                                                         ------------------
Electronic Components - Semiconductors (2.32%)
Advanced Micro Devices Inc (b)                                        33,568                                     1,085,925
Altera Corp (a)(b)                                                    25,081                                       547,769
Applied Micro Circuits Corp (b)                                       20,544                                        75,396
Broadcom Corp (a)(b)                                                  30,749                                     1,264,091
Freescale Semiconductor Inc - B Shares (b)                            28,648                                       907,282
Intel Corp                                                           410,663                                     8,205,047
LSI Logic Corp (b)                                                    27,342                                       291,192
Micron Technology Inc (b)                                             46,878                                       795,520
National Semiconductor Corp                                           23,558                                       706,269
Nvidia Corp (b)                                                       23,898                                       698,300
PMC - Sierra Inc (a)(b)                                               12,969                                       161,205
QLogic Corp (b)                                                       11,263                                       234,383
Texas Instruments Inc                                                111,712                                     3,877,523
Xilinx Inc                                                            24,066                                       665,906
                                                                                                         ------------------
                                                                                                                19,515,808
                                                                                                         ------------------
Electronic Forms (0.20%)
Adobe Systems Inc (b)                                                 41,870                                     1,641,304
                                                                                                         ------------------

Electronic Measurement Instruments (0.16%)
Agilent Technologies Inc (b)                                          29,930                                     1,149,911
Tektronix Inc                                                          5,697                                       201,218
                                                                                                         ------------------
                                                                                                                 1,351,129
                                                                                                         ------------------
Electronics - Military (0.08%)
L-3 Communications Holdings Inc                                        8,465                                       691,590
                                                                                                         ------------------

Engineering - Research & Development Services (0.07%)
Fluor Corp (a)                                                         6,061                                       563,128
                                                                                                         ------------------

Engines - Internal Combustion (0.04%)
Cummins Inc (a)                                                        3,243                                       338,893
                                                                                                         ------------------

Enterprise Software & Services (0.62%)
BMC Software Inc (b)                                                  14,856                                       319,998
CA Inc (a)                                                            31,850                                       807,716
Novell Inc (a)(b)                                                     27,185                                       223,461
Oracle Corp (b)                                                      263,045                                     3,837,826
                                                                                                         ------------------
                                                                                                                 5,189,001
                                                                                                         ------------------
Entertainment Software (0.14%)
Electronic Arts Inc (a)(b)                                            21,206                                     1,204,501
                                                                                                         ------------------

Fiduciary Banks (0.63%)
Bank of New York Co Inc/The                                           53,843                                     1,892,581
Mellon Financial Corp                                                 28,925                                     1,088,448
Northern Trust Corp                                                   12,931                                       761,507
State Street Corp                                                     23,245                                     1,518,363
                                                                                                         ------------------
                                                                                                                 5,260,899
                                                                                                         ------------------
Filtration & Separation Products (0.03%)
Pall Corp                                                              8,720                                       263,170
                                                                                                         ------------------

Finance - Commercial (0.09%)
CIT Group Inc                                                         13,945                                       753,169
                                                                                                         ------------------

Finance - Consumer Loans (0.18%)
SLM Corp                                                              29,131                                     1,540,447
                                                                                                         ------------------

Finance - Credit Card (0.77%)
American Express Co                                                   86,395                                     4,648,915
Capital One Financial Corp (a)                                        21,019                                     1,821,086
                                                                                                         ------------------
                                                                                                                 6,470,001
                                                                                                         ------------------
Finance - Investment Banker & Broker (5.84%)
Bear Stearns Cos Inc/The                                               8,332                                     1,187,393
Charles Schwab Corp/The                                               72,029                                     1,289,319
Citigroup Inc                                                        348,418                                    17,403,479

E*Trade Financial Corp (b)                                            29,172                                       725,799
Goldman Sachs Group Inc                                               30,435                                     4,878,426
JPMorgan Chase & Co                                                  243,309                                    11,041,363
Lehman Brothers Holdings Inc                                          18,876                                     2,853,107
Merrill Lynch & Co Inc                                                64,103                                     4,888,495
Morgan Stanley                                                        74,956                                     4,819,671
                                                                                                         ------------------
                                                                                                                49,087,052
                                                                                                         ------------------
Finance - Mortgage Loan/Banker (0.96%)
Countrywide Financial Corp                                            42,092                                     1,711,461
Fannie Mae                                                            67,565                                     3,418,789
Freddie Mac                                                           48,235                                     2,945,229
                                                                                                         ------------------
                                                                                                                 8,075,479
                                                                                                         ------------------
Financial Guarantee Insurance (0.19%)
AMBAC Financial Group Inc                                              7,366                                       606,664
MBIA Inc (a)                                                           9,355                                       557,838
MGIC Investment Corp                                                   6,107                                       431,765
                                                                                                         ------------------
                                                                                                                 1,596,267
                                                                                                         ------------------
Food - Confectionery (0.17%)
Hershey Co/The (a)                                                    12,510                                       667,283
WM Wrigley Jr Co - B Shares                                            3,097                                       146,012
WM Wrigley Jr Co                                                      12,387                                       583,056
                                                                                                         ------------------
                                                                                                                 1,396,351
                                                                                                         ------------------
Food - Dairy Products (0.04%)
Dean Foods Co (b)                                                      9,456                                       374,552
                                                                                                         ------------------

Food - Meat Products (0.03%)
Tyson Foods Inc                                                       17,588                                       256,785
                                                                                                         ------------------

Food - Miscellaneous/Diversified (0.66%)
Campbell Soup Co                                                      12,864                                       413,449
ConAgra Foods Inc                                                     36,247                                       822,082
General Mills Inc                                                     24,863                                     1,226,740
HJ Heinz Co (a)                                                       23,386                                       970,753
Kellogg Co                                                            17,548                                       812,648
McCormick & Co Inc                                                     9,257                                       322,421
Sara Lee Corp                                                         53,062                                       948,218
                                                                                                         ------------------
                                                                                                                 5,516,311
                                                                                                         ------------------
Food - Retail (0.36%)
Albertson's Inc (a)                                                   25,744                                       652,096
Kroger Co/The                                                         50,642                                     1,026,007
Safeway Inc                                                           31,391                                       788,856
Whole Foods Market Inc                                                 9,698                                       595,263
                                                                                                         ------------------
                                                                                                                 3,062,222
                                                                                                         ------------------
Food - Wholesale & Distribution (0.19%)
Supervalu Inc (a)                                                      9,506                                       275,769
Sysco Corp                                                            43,231                                     1,292,175
                                                                                                         ------------------
                                                                                                                 1,567,944
                                                                                                         ------------------
Forestry (0.20%)
Plum Creek Timber Co Inc (a)                                          12,866                                       467,036
Weyerhaeuser Co                                                       16,980                                     1,196,580
                                                                                                         ------------------
                                                                                                                 1,663,616
                                                                                                         ------------------
Gas - Distribution (0.23%)
KeySpan Corp                                                          12,186                                       492,071
Nicor Inc (a)                                                          3,085                                       122,197
NiSource Inc                                                          19,032                                       401,765
Peoples Energy Corp (a)                                                2,677                                        97,255

Sempra Energy                                                         18,039                                       830,155
                                                                                                         ------------------
                                                                                                                 1,943,443
                                                                                                         ------------------
Gold Mining (0.22%)
Newmont Mining Corp (a)                                               31,188                                     1,820,132
                                                                                                         ------------------

Health Care Cost Containment (0.12%)
McKesson Corp                                                         21,369                                     1,038,320
                                                                                                         ------------------

Home Decoration Products (0.06%)
Newell Rubbermaid Inc                                                 19,161                                       525,395
                                                                                                         ------------------

Hotels & Motels (0.27%)
Hilton Hotels Corp                                                    23,005                                       619,755
Marriott International Inc                                            11,324                                       827,444
Starwood Hotels & Resorts Worldwide Inc (a)                           15,066                                       864,487
                                                                                                         ------------------
                                                                                                                 2,311,686
                                                                                                         ------------------
Human Resources (0.12%)
Monster Worldwide Inc (b)                                              8,826                                       506,613
Robert Half International Inc                                         11,971                                       506,014
                                                                                                         ------------------
                                                                                                                 1,012,627
                                                                                                         ------------------
Identification Systems - Development (0.02%)
Symbol Technologies Inc                                               17,660                                       188,079
                                                                                                         ------------------

Independent Power Producer (0.01%)
Dynegy Inc (a)(b)                                                     21,031                                       104,524
                                                                                                         ------------------

Industrial Automation & Robots (0.11%)
Rockwell Automation Inc                                               12,372                                       896,475
                                                                                                         ------------------

Industrial Gases (0.28%)
Air Products & Chemicals Inc                                          15,540                                     1,064,801
Praxair Inc                                                           22,532                                     1,264,721
                                                                                                         ------------------
                                                                                                                 2,329,522
                                                                                                         ------------------
Instruments - Controls (0.05%)
Thermo Electron Corp (b)                                              11,321                                       436,311
                                                                                                         ------------------

Instruments - Scientific (0.18%)
Applera Corp - Applied Biosystems Group                               12,793                                       368,950
Fisher Scientific International Inc (a)(b)                             8,614                                       607,718
PerkinElmer Inc                                                        9,130                                       195,747
Waters Corp (b)                                                        7,296                                       330,655
                                                                                                         ------------------
                                                                                                                 1,503,070
                                                                                                         ------------------
Insurance Brokers (0.25%)
AON Corp                                                              22,474                                       941,885
Marsh & McLennan Cos Inc (a)                                          38,183                                     1,171,073
                                                                                                         ------------------
                                                                                                                 2,112,958
                                                                                                         ------------------
Internet Security (0.19%)
Symantec Corp (b)                                                     72,829                                     1,192,939
VeriSign Inc (a)(b)                                                   17,072                                       401,533
                                                                                                         ------------------
                                                                                                                 1,594,472
                                                                                                         ------------------
Investment Management & Advisory Services (0.49%)
Ameriprise Financial Inc                                              17,496                                       858,004
Federated Investors Inc                                                5,880                                       206,388
Franklin Resources Inc                                                10,653                                       992,007
Janus Capital Group Inc                                               14,993                                       291,764
Legg Mason Inc                                                         8,624                                     1,021,772

T Rowe Price Group Inc (a)                                             9,217                                       775,979
                                                                                                         ------------------
                                                                                                                 4,145,914
                                                                                                         ------------------
Leisure & Recreation Products (0.03%)
Brunswick Corp                                                         6,633                                       260,146
                                                                                                         ------------------

Life & Health Insurance (0.87%)
Aflac Inc                                                             34,775                                     1,653,203
Cigna Corp                                                             8,451                                       904,257
Lincoln National Corp                                                 20,550                                     1,193,544
Prudential Financial Inc                                              34,553                                     2,699,626
Torchmark Corp (a)                                                     7,230                                       434,595
UnumProvident Corp                                                    20,847                                       423,403
                                                                                                         ------------------
                                                                                                                 7,308,628
                                                                                                         ------------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                                            9,617                                       403,722
                                                                                                         ------------------

Machinery - Construction & Mining (0.42%)
Caterpillar Inc                                                       46,830                                     3,546,904
                                                                                                         ------------------

Machinery - Farm (0.17%)
Deere & Co                                                            16,537                                     1,451,618
                                                                                                         ------------------

Medical - Biomedical/Gene (1.02%)
Amgen Inc (b)                                                         81,577                                     5,522,763
Biogen Idec Inc (b)                                                   24,020                                     1,077,297
Genzyme Corp (b)                                                      18,135                                     1,109,137
Medimmune Inc (b)                                                     17,832                                       561,173
Millipore Corp (a)(b)                                                  3,635                                       268,190
                                                                                                         ------------------
                                                                                                                 8,538,560
                                                                                                         ------------------
Medical - Drugs (4.68%)
Abbott Laboratories                                                  107,404                                     4,590,447
Allergan Inc                                                          10,586                                     1,087,394
Bristol-Myers Squibb Co                                              136,753                                     3,470,791
Eli Lilly & Co                                                        78,879                                     4,174,277
Forest Laboratories Inc (b)                                           22,749                                       918,605
King Pharmaceuticals Inc (a)(b)                                       16,898                                       293,856
Merck & Co Inc                                                       152,667                                     5,254,798
Pfizer Inc                                                           513,622                                    13,010,045
Schering-Plough Corp                                                 103,275                                     1,995,273
Wyeth                                                                 93,824                                     4,566,414
                                                                                                         ------------------
                                                                                                                39,361,900
                                                                                                         ------------------
Medical - Generic Drugs (0.12%)
Barr Pharmaceuticals Inc (b)                                           7,383                                       447,041
Mylan Laboratories Inc                                                15,260                                       333,278
Watson Pharmaceuticals Inc (b)                                         7,094                                       201,753
                                                                                                         ------------------
                                                                                                                   982,072
                                                                                                         ------------------
Medical - HMO (1.26%)
Aetna Inc                                                             39,586                                     1,524,061
Coventry Health Care Inc (b)                                          11,191                                       555,857
Humana Inc (b)                                                        11,412                                       515,594
UnitedHealth Group Inc                                                94,676                                     4,709,184
WellPoint Inc (b)                                                     46,071                                     3,271,041
                                                                                                         ------------------
                                                                                                                10,575,737
                                                                                                         ------------------
Medical - Hospitals (0.22%)
HCA Inc                                                               28,476                                     1,249,812
Health Management Associates Inc (a)                                  16,798                                       347,886

Tenet Healthcare Corp (a)(b)                                          32,830                                       273,146
                                                                                                         ------------------
                                                                                                                 1,870,844
                                                                                                         ------------------
Medical - Nursing Homes (0.03%)
Manor Care Inc                                                         5,520                                       242,052
                                                                                                         ------------------

Medical - Wholesale Drug Distribution (0.31%)
AmerisourceBergen Corp                                                14,591                                       629,602
Cardinal Health Inc                                                   29,454                                     1,983,727
                                                                                                         ------------------
                                                                                                                 2,613,329
                                                                                                         ------------------
Medical Information Systems (0.04%)
IMS Health Inc                                                        13,908                                       378,019
                                                                                                         ------------------

Medical Instruments (0.85%)
Boston Scientific Corp (a)(b)                                         81,028                                     1,883,099
Medtronic Inc                                                         84,256                                     4,222,910
St Jude Medical Inc (b)                                               25,589                                     1,010,254
                                                                                                         ------------------
                                                                                                                 7,116,263
                                                                                                         ------------------
Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (a)(b)                             8,747                                       499,454
Quest Diagnostics Inc                                                 11,356                                       632,870
                                                                                                         ------------------
                                                                                                                 1,132,324
                                                                                                         ------------------
Medical Products (2.09%)
Baxter International Inc                                              45,267                                     1,706,566
Becton Dickinson & Co                                                 17,265                                     1,088,386
Biomet Inc                                                            17,279                                       642,433
Johnson & Johnson                                                    207,745                                    12,175,934
Stryker Corp                                                          20,397                                       892,369
Zimmer Holdings Inc (b)                                               17,296                                     1,087,918
                                                                                                         ------------------
                                                                                                                17,593,606
                                                                                                         ------------------
Metal - Aluminum (0.24%)
Alcoa Inc                                                             60,857                                     2,055,749
                                                                                                         ------------------

Metal - Copper (0.15%)
Phelps Dodge Corp                                                     14,207                                     1,224,501
                                                                                                         ------------------

Metal - Diversified (0.10%)
Freeport-McMoRan Copper & Gold Inc                                    12,847                                       829,659
                                                                                                         ------------------

Motorcycle/Motor Scooter (0.12%)
Harley-Davidson Inc (a)                                               19,024                                       967,180
                                                                                                         ------------------

Multi-line Insurance (2.80%)
ACE Ltd                                                               22,500                                     1,249,650
Allstate Corp/The                                                     45,023                                     2,543,349
American International Group Inc                                     181,187                                    11,822,452
Cincinnati Financial Corp                                             12,153                                       518,204
Genworth Financial Inc                                                26,300                                       873,160
Hartford Financial Services Group Inc                                 21,113                                     1,940,918
Loews Corp                                                             9,472                                     1,005,453
Metlife Inc (a)                                                       52,909                                     2,756,559
XL Capital Ltd                                                        12,176                                       802,276
                                                                                                         ------------------
                                                                                                                23,512,021
                                                                                                         ------------------
Multimedia (1.91%)
EW Scripps Co                                                          5,938                                       273,623
McGraw-Hill Cos Inc/The                                               25,631                                     1,426,621
Meredith Corp                                                          2,923                                       144,981

News Corp                                                            167,565                                     2,875,415
Time Warner Inc                                                      314,492                                     5,472,161
Viacom Inc (b)                                                        53,943                                     2,148,550
Walt Disney Co (a)                                                   134,433                                     3,758,747
                                                                                                         ------------------
                                                                                                                16,100,098
                                                                                                         ------------------
Networking Products (1.07%)
Cisco Systems Inc (b)                                                429,340                                     8,994,673
                                                                                                         ------------------

Non-hazardous Waste Disposal (0.20%)
Allied Waste Industries Inc (a)(b)                                    16,856                                       238,681
Waste Management Inc                                                  38,553                                     1,444,195
                                                                                                         ------------------
                                                                                                                 1,682,876
                                                                                                         ------------------
Office Automation & Equipment (0.19%)
Pitney Bowes Inc                                                      15,845                                       663,113
Xerox Corp (a)(b)                                                     65,010                                       912,741
                                                                                                         ------------------
                                                                                                                 1,575,854
                                                                                                         ------------------
Office Supplies & Forms (0.06%)
Avery Dennison Corp                                                    7,711                                       481,937
                                                                                                         ------------------

Oil - Field Services (1.50%)
Baker Hughes Inc                                                      23,892                                     1,931,190
BJ Services Co                                                        22,628                                       860,995
Halliburton Co (a)                                                    36,036                                     2,816,213
Schlumberger Ltd                                                      82,490                                     5,703,359
Weatherford International Ltd (b)                                     24,348                                     1,288,740
                                                                                                         ------------------
                                                                                                                12,600,497
                                                                                                         ------------------
Oil - US Royalty Trusts (0.00%)
Hugoton Royalty Trust                                                  1,511                                        41,780
                                                                                                         ------------------

Oil & Gas Drilling (0.45%)
Nabors Industries Ltd (b)                                             22,060                                       823,500
Noble Corp (a)                                                         9,574                                       755,771
Rowan Cos Inc                                                          7,630                                       338,238
Transocean Inc (a)(b)                                                 22,754                                     1,844,667
                                                                                                         ------------------
                                                                                                                 3,762,176
                                                                                                         ------------------
Oil Company - Exploration & Production (1.15%)
Anadarko Petroleum Corp                                               16,086                                     1,686,134
Apache Corp                                                           23,057                                     1,638,200
Chesapeake Energy Corp (a)                                            26,081                                       826,246
Devon Energy Corp                                                     30,844                                     1,854,033
EOG Resources Inc                                                     16,931                                     1,189,064
Kerr-McGee Corp                                                        8,097                                       808,566
Murphy Oil Corp                                                       11,526                                       578,375
XTO Energy Inc                                                        25,353                                     1,073,700
                                                                                                         ------------------
                                                                                                                 9,654,318
                                                                                                         ------------------
Oil Company - Integrated (5.95%)
Amerada Hess Corp (a)                                                  5,587                                       800,450
Chevron Corp                                                         155,397                                     9,482,325
ConocoPhillips                                                       115,156                                     7,703,936
Exxon Mobil Corp                                                     426,253                                    26,888,039
Marathon Oil Corp                                                     25,605                                     2,032,013
Occidental Petroleum Corp                                             30,070                                     3,089,392
                                                                                                         ------------------
                                                                                                                49,996,155
                                                                                                         ------------------
Oil Field Machinery & Equipment (0.10%)
National Oilwell Varco Inc (a)(b)                                     12,196                                       841,158
                                                                                                         ------------------


Oil Refining & Marketing (0.42%)
Sunoco Inc                                                             9,296                                       753,348
Valero Energy Corp                                                    43,407                                     2,810,169
                                                                                                         ------------------
                                                                                                                 3,563,517
                                                                                                         ------------------
Optical Supplies (0.02%)
Bausch & Lomb Inc (a)                                                  3,753                                       183,709
                                                                                                         ------------------

Paper & Related Products (0.26%)
International Paper Co (a)                                            34,386                                     1,249,931
Louisiana-Pacific Corp                                                 7,402                                       204,147
MeadWestvaco Corp                                                     12,667                                       361,136
Temple-Inland Inc                                                      7,738                                       359,353
                                                                                                         ------------------
                                                                                                                 2,174,567
                                                                                                         ------------------
Pharmacy Services (0.40%)
Caremark Rx Inc                                                       31,317                                     1,426,489
Express Scripts Inc (b)                                               10,217                                       798,357
Medco Health Solutions Inc (b)                                        21,249                                     1,131,084
                                                                                                         ------------------
                                                                                                                 3,355,930
                                                                                                         ------------------
Photo Equipment & Supplies (0.06%)
Eastman Kodak Co (a)                                                  20,049                                       540,521
                                                                                                         ------------------

Pipelines (0.26%)
El Paso Corp (a)                                                      46,017                                       594,080
Kinder Morgan Inc                                                      7,346                                       646,595
Williams Cos Inc (a)                                                  41,510                                       910,314
                                                                                                         ------------------
                                                                                                                 2,150,989
                                                                                                         ------------------
Power Converter & Supply Equipment (0.03%)
American Power Conversion Corp                                        11,998                                       266,836
                                                                                                         ------------------

Printing - Commercial (0.06%)
RR Donnelley & Sons Co                                                15,075                                       507,877
                                                                                                         ------------------

Property & Casualty Insurance (0.66%)
Chubb Corp                                                            27,910                                     1,438,481
Progressive Corp/The (a)                                              13,731                                     1,490,226
Safeco Corp                                                            8,605                                       446,600
St Paul Travelers Cos Inc/The                                         48,578                                     2,138,889
                                                                                                         ------------------
                                                                                                                 5,514,196

                                                                                                         ------------------
Publicly Traded Investment Fund (0.18%)
iShares S&P 500 Index Fund/US (a)                                     11,610                                     1,526,715
                                                                                                         ------------------

Publishing - Newspapers (0.25%)
Dow Jones & Co Inc                                                     4,121                                       152,353
Gannett Co Inc                                                        16,619                                       914,045
Knight Ridder Inc                                                      4,677                                       289,974
New York Times Co (a)                                                 10,135                                       251,247
Tribune Co (a)                                                        18,276                                       526,897
                                                                                                         ------------------
                                                                                                                 2,134,516
                                                                                                         ------------------
Quarrying (0.07%)
Vulcan Materials Co                                                    7,008                                       595,400
                                                                                                         ------------------

Regional Banks (5.18%)
Bank of America Corp                                                 324,227                                    16,185,412
Comerica Inc                                                          11,363                                       646,214
Fifth Third Bancorp (a)                                               38,785                                     1,567,690
Huntington Bancshares Inc/OH                                          17,363                                       419,316

Keycorp                                                               28,282                                     1,080,938
National City Corp                                                    38,211                                     1,409,986
PNC Financial Services Group Inc                                      20,399                                     1,457,916
SunTrust Banks Inc                                                    25,882                                     2,001,455
US Bancorp                                                           125,711                                     3,952,354
Wachovia Corp                                                        113,262                                     6,778,731
Wells Fargo & Co                                                     116,986                                     8,035,768
                                                                                                         ------------------
                                                                                                                43,535,780
                                                                                                         ------------------
REITS - Apartments (0.23%)
Apartment Investment & Management Co                                   6,741                                       301,255
Archstone-Smith Trust                                                 14,890                                       727,823
Equity Residential                                                    20,273                                       909,650
                                                                                                         ------------------
                                                                                                                 1,938,728
                                                                                                         ------------------
REITS - Diversified (0.09%)
Vornado Realty Trust (a)                                               8,283                                       792,186
                                                                                                         ------------------

REITS - Office Property (0.17%)
Boston Properties Inc                                                  6,251                                       551,776
Equity Office Properties Trust                                        25,887                                       836,150
                                                                                                         ------------------
                                                                                                                 1,387,926
                                                                                                         ------------------
REITS - Regional Malls (0.12%)
Simon Property Group Inc (a)                                          12,769                                     1,045,526
                                                                                                         ------------------

REITS - Shopping Centers (0.07%)
Kimco Realty Corp                                                     14,813                                       550,007
                                                                                                         ------------------

REITS - Storage (0.05%)
Public Storage Inc (a)                                                 5,772                                       443,751
                                                                                                         ------------------

REITS - Warehouse & Industrial (0.10%)
Prologis                                                              16,997                                       853,589
                                                                                                         ------------------

Retail - Apparel & Shoe (0.23%)
Gap Inc/The                                                           40,065                                       724,776
Ltd Brands                                                            24,308                                       623,257
Nordstrom Inc                                                         15,260                                       584,916
                                                                                                         ------------------
                                                                                                                 1,932,949
                                                                                                         ------------------
Retail - Auto Parts (0.04%)
Autozone Inc (a)(b)                                                    3,856                                       360,960
                                                                                                         ------------------

Retail - Automobile (0.03%)
Autonation Inc (a)(b)                                                 10,223                                       230,222
                                                                                                         ------------------

Retail - Bedding (0.09%)
Bed Bath & Beyond Inc (b)                                             19,577                                       750,778
                                                                                                         ------------------

Retail - Building Products (1.11%)
Home Depot Inc                                                       148,286                                     5,921,060
Lowe's Cos Inc                                                        54,582                                     3,441,395
                                                                                                         ------------------
                                                                                                                 9,362,455
                                                                                                         ------------------
Retail - Consumer Electronics (0.25%)
Best Buy Co Inc (a)                                                   28,385                                     1,608,294
Circuit City Stores Inc                                               10,628                                       305,555
RadioShack Corp (a)                                                    9,398                                       159,766
                                                                                                         ------------------
                                                                                                                 2,073,615
                                                                                                         ------------------

Retail - Discount (1.72%)
Big Lots Inc (a)(b)                                                    7,954                                       114,935
Costco Wholesale Corp                                                 33,029                                     1,797,769
Dollar General Corp                                                   22,102                                       385,901
Family Dollar Stores Inc (a)                                          10,839                                       270,975
Target Corp                                                           61,371                                     3,258,800
TJX Cos Inc                                                           32,158                                       775,973
Wal-Mart Stores Inc                                                  174,380                                     7,852,331
                                                                                                         ------------------
                                                                                                                14,456,684
                                                                                                         ------------------
Retail - Drug Store (0.55%)
CVS Corp                                                              57,059                                     1,695,793
Walgreen Co                                                           70,649                                     2,962,313
                                                                                                         ------------------
                                                                                                                 4,658,106
                                                                                                         ------------------
Retail - Jewelry (0.04%)
Tiffany & Co                                                           9,929                                       346,423
                                                                                                         ------------------

Retail - Major Department Store (0.25%)
JC Penney Co Inc                                                      16,212                                     1,061,238
Sears Holdings Corp (a)(b)                                             6,967                                     1,001,088
                                                                                                         ------------------
                                                                                                                 2,062,326
                                                                                                         ------------------
Retail - Office Supplies (0.28%)
Office Depot Inc (b)                                                  20,641                                       837,612
OfficeMax Inc                                                          4,946                                       191,410
Staples Inc                                                           50,866                                     1,343,371
                                                                                                         ------------------
                                                                                                                 2,372,393
                                                                                                         ------------------
Retail - Regional Department Store (0.35%)
Dillard's Inc (a)                                                      4,300                                       112,144
Federated Department Stores Inc                                       19,002                                     1,479,306
Kohl's Corp (a)(b)                                                    24,065                                     1,343,789
                                                                                                         ------------------
                                                                                                                 2,935,239
                                                                                                         ------------------
Retail - Restaurants (0.82%)
Darden Restaurants Inc                                                 9,181                                       363,568
McDonald's Corp                                                       87,720                                     3,032,480
Starbucks Corp (b)                                                    53,287                                     1,986,007
Wendy's International Inc                                              7,980                                       493,004
Yum! Brands Inc                                                       19,254                                       995,047
                                                                                                         ------------------
                                                                                                                 6,870,106
                                                                                                         ------------------
Rubber - Tires (0.03%)
Cooper Tire & Rubber Co                                                4,281                                        54,369
Goodyear Tire & Rubber Co/The (a)(b)                                  12,354                                       172,956
                                                                                                         ------------------
                                                                                                                   227,325
                                                                                                         ------------------
Savings & Loans - Thrifts (0.59%)
Golden West Financial Corp (a)                                        17,874                                     1,284,605
Sovereign Bancorp Inc                                                 24,931                                       552,720
Washington Mutual Inc                                                 69,216                                     3,118,873
                                                                                                         ------------------
                                                                                                                 4,956,198
                                                                                                         ------------------
Schools (0.06%)
Apollo Group Inc (a)(b)                                                9,815                                       536,292
                                                                                                         ------------------

Semiconductor Component - Integrated
Circuits (0.30%)
Analog Devices Inc                                                    25,558                                       969,159
Linear Technology Corp                                                21,339                                       757,535
Maxim Integrated Products Inc                                         22,380                                       789,119
                                                                                                         ------------------
                                                                                                                 2,515,813
                                                                                                         ------------------
Semiconductor Equipment (0.37%)
Applied Materials Inc                                                110,751                                     1,987,980

Kla-Tencor Corp (a)                                                   13,928                                       670,773
Novellus Systems Inc (b)                                               9,310                                       229,957
Teradyne Inc (a)(b)                                                   13,828                                       233,140
                                                                                                         ------------------
                                                                                                                 3,121,850
                                                                                                         ------------------
Steel - Producers (0.20%)
Nucor Corp                                                            10,848                                     1,180,479
United States Steel Corp (a)                                           7,597                                       520,395
                                                                                                         ------------------
                                                                                                                 1,700,874
                                                                                                         ------------------
Steel - Specialty (0.05%)
Allegheny Technologies Inc (a)                                         6,035                                       418,467
                                                                                                         ------------------

Telecommunication Equipment (0.28%)
ADC Telecommunications Inc (a)(b)                                      8,174                                       183,016
Andrew Corp (a)(b)                                                    11,123                                       117,681
Avaya Inc (b)                                                         29,111                                       349,332
Comverse Technology Inc (a)(b)                                        14,101                                       319,388
Lucent Technologies Inc (a)(b)                                       311,972                                       870,402
Tellabs Inc (b)                                                       31,440                                       498,324
                                                                                                         ------------------
                                                                                                                 2,338,143
                                                                                                         ------------------
Telecommunication Equipment - Fiber
Optics (0.42%)
Ciena Corp (a)(b)                                                     40,651                                       166,263
Corning Inc (b)                                                      107,917                                     2,981,747
JDS Uniphase Corp (b)                                                117,009                                       408,361
                                                                                                         ------------------
                                                                                                                 3,556,371
                                                                                                         ------------------
Telephone - Integrated (3.13%)
Alltel Corp                                                           27,083                                     1,743,333
AT&T Inc                                                             270,827                                     7,098,376
BellSouth Corp                                                       125,497                                     4,239,288
CenturyTel Inc (a)                                                     8,033                                       302,844
Citizens Communications Co                                            22,928                                       304,484
Qwest Communications International Inc (a)(b)                        108,286                                       726,599
Sprint Nextel Corp                                                   207,130                                     5,136,824
Verizon Communications Inc                                           204,307                                     6,748,260
                                                                                                         ------------------
                                                                                                                26,300,008
                                                                                                         ------------------
Television (0.23%)
CBS Corp                                                              53,939                                     1,373,826
Univision Communications Inc (b)                                      15,608                                       557,050
                                                                                                         ------------------
                                                                                                                 1,930,876
                                                                                                         ------------------
Therapeutics (0.22%)
Gilead Sciences Inc (b)                                               32,270                                     1,855,525
                                                                                                         ------------------

Tobacco (1.41%)
Altria Group Inc (a)                                                 145,680                                    10,657,949
Reynolds American Inc (a)                                              5,971                                       654,720
UST Inc (a)                                                           11,418                                       501,593
                                                                                                         ------------------
                                                                                                                11,814,262
                                                                                                         ------------------
Tools - Hand Held (0.11%)
Black & Decker Corp (a)                                                5,402                                       505,681
Snap-On Inc (a)                                                        4,070                                       168,905
Stanley Works/The (a)                                                  5,057                                       264,228
                                                                                                         ------------------
                                                                                                                   938,814
                                                                                                         ------------------
Toys (0.08%)
Hasbro Inc                                                            12,424                                       244,877
Mattel Inc                                                            27,136                                       439,061
                                                                                                         ------------------
                                                                                                                   683,938
                                                                                                         ------------------

Transport - Rail (0.76%)
Burlington Northern Santa Fe Corp                                     26,035                                     2,070,564
CSX Corp                                                              15,317                                     1,049,061
Norfolk Southern Corp                                                 28,776                                     1,553,904
Union Pacific Corp (a)                                                18,494                                     1,686,838
                                                                                                         ------------------
                                                                                                                 6,360,367
                                                                                                         ------------------
Transport - Services (1.05%)
FedEx Corp                                                            21,212                                     2,442,138
Ryder System Inc                                                       4,246                                       221,429
United Parcel Service Inc (a)                                         76,236                                     6,180,452
                                                                                                         ------------------
                                                                                                                 8,844,019
                                                                                                         ------------------
Travel Services (0.03%)
Sabre Holdings Corp (a)                                                9,204                                       212,520
                                                                                                         ------------------

Web Portals (1.04%)
Google Inc (b)                                                        13,999                                     5,850,742
Yahoo! Inc (a)(b)                                                     88,086                                     2,887,459
                                                                                                         ------------------
                                                                                                                 8,738,201
                                                                                                         ------------------
Wireless Equipment (1.15%)
Motorola Inc                                                         174,486                                     3,725,276
Qualcomm Inc                                                         115,617                                     5,935,777
                                                                                                         ------------------
                                                                                                                 9,661,053
                                                                                                         ------------------
TOTAL COMMON STOCKS                                                                                   $        830,356,930
                                                                                                         ------------------
                                                                   Principal
                                                                    Amount                                     Value
                                                                   ---------- -------------------------- ------------------
SHORT TERM INVESTMENTS (1.05%)
Commercial Paper (1.05%)
Investment in Joint Trading Account; Federal
Home Loan Bank
4.65%, 5/ 1/2006                                                   8,795,265                                     8,795,265
                                                                                                         ------------------
TOTAL SHORT TERM INVESTMENTS                                                                          $          8,795,265
                                                                                                         ------------------
MONEY MARKET FUNDS (9.93%)
BNY Institutional Cash Reserve Fund (d)                            83,511,000                                   83,511,000
                                                                                                         ------------------
TOTAL MONEY MARKET FUNDS                                                                              $         83,511,000
                                                                                                         ------------------
Total Investments                                                                                     $        922,663,195
Liabilities in Excess of Other Assets,
Net - (9.74)%                                                                                                  (81,911,273)
                                                                                                         ------------------
TOTAL NET ASSETS - 100.00%                                                                            $        840,751,922
                                                                                                         ==================
                                                                                                         ------------------

                                                                                                         ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
    At the end of the period, the value of these securities totaled $5,188,500 or 0.62% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                    $        160,097,823

Unrealized Depreciation                            (45,366,191)
                                              ------------------
Net Unrealized Appreciation (Depreciation)          114,731,632
Cost for federal income tax purposes                807,931,563


                          SCHEDULE OF FUTURES CONTRACTS

                                              Current        Unrealized
                      Number     Original      Market       Appreciation/
                        of
Type                  Contracts    Value       Value       (Depreciation)
--------------------- -------- -----------------------------------
Buy:
S&P 500; June 2006      27        $8,829,249    $8,882,325     $53,076

Portfolio Summary (unaudited)
------------------------------------------------ ------------------
Sector                                                     Percent
------------------------------------------------ ------------------
Financial                                                   31.20%
Consumer, Non-cyclical                                      19.94%
Industrial                                                  11.55%
Communications                                              10.93%
Technology                                                  10.66%
Energy                                                       9.82%
Consumer, Cyclical                                           8.23%
Utilities                                                    3.12%
Basic Materials                                              3.06%
Government                                                   1.05%
Funds                                                        0.18%
Liabilities in Excess of Other Assets, Net                (-9.74%)
                                                 ------------------
TOTAL NET ASSETS                                           100.00%
                                                 ==================

Other Assets Summary (unaudited)
------------------------------------ ------------------
Asset Type                                     Percent
------------------------------------ ------------------
Futures                                          1.06%

Schedule of Investments
April 30, 2006 (unaudited)
LargeCap Value Fund
                                                                 Shares
                                                                  Held                                    Value
                                                                ---------- ------------------------ ------------------
COMMON STOCKS (97.86%)
Advertising Agencies (0.18%)
Omnicom Group Inc (a)                                              13,330                        $          1,199,833
                                                                                                    ------------------

Aerospace & Defense (1.48%)
General Dynamics Corp                                              68,070                                   4,466,754
Lockheed Martin Corp                                               27,620                                   2,096,358
Raytheon Co                                                        70,060                                   3,101,556
                                                                                                    ------------------
                                                                                                            9,664,668
                                                                                                    ------------------
Agricultural Operations (0.16%)
Archer-Daniels-Midland Co                                          29,210                                   1,061,491
                                                                                                    ------------------

Auto/Truck Parts & Equipment - Original (0.57%)
Johnson Controls Inc                                               31,440                                   2,563,932
TRW Automotive Holdings Corp (b)                                   52,920                                   1,173,766
                                                                                                    ------------------
                                                                                                            3,737,698
                                                                                                    ------------------
Batteries & Battery Systems (0.25%)
Energizer Holdings Inc (b)                                         32,030                                   1,638,335
                                                                                                    ------------------

Beverages - Non-alcoholic (1.01%)
Coca-Cola Co/The                                                  128,750                                   5,402,350
PepsiCo Inc                                                        20,924                                   1,218,614
                                                                                                    ------------------
                                                                                                            6,620,964
                                                                                                    ------------------
Building - Residential & Commercial (0.46%)
DR Horton Inc                                                      39,136                                   1,174,863
Pulte Homes Inc                                                    49,150                                   1,835,752
                                                                                                    ------------------
                                                                                                            3,010,615
                                                                                                    ------------------
Building & Construction Products -
Miscellaneous (0.29%)
USG Corp (a)(b)                                                    17,940                                   1,919,042
                                                                                                    ------------------

Building Products - Cement & Aggregate (0.49%)
Florida Rock Industries Inc                                        22,080                                   1,377,130
Martin Marietta Materials Inc (a)                                  17,120                                   1,817,459
                                                                                                    ------------------
                                                                                                            3,194,589
                                                                                                    ------------------
Cable TV (0.22%)
DIRECTV Group Inc/The (b)                                          84,560                                   1,444,285
                                                                                                    ------------------

Chemicals - Diversified (0.84%)
Celanese Corp (a)                                                  66,810                                   1,466,480
FMC Corp                                                           33,370                                   2,120,997
Rohm & Haas Co                                                     37,480                                   1,896,488
                                                                                                    ------------------
                                                                                                            5,483,965
                                                                                                    ------------------
Coatings & Paint (0.24%)
Valspar Corp (a)                                                   54,980                                   1,555,934
                                                                                                    ------------------

Commercial Banks (1.82%)
AmSouth Bancorp (a)                                                99,000                                   2,865,060
Bank of Hawaii Corp (a)                                            39,950                                   2,169,684
Colonial BancGroup Inc/The                                         65,400                                   1,695,822
Compass Bancshares Inc (a)                                         36,850                                   2,025,276
Mercantile Bankshares Corp                                         44,450                                   1,670,431

Sky Financial Group Inc (a)                                        56,560                                   1,462,076
                                                                                                    ------------------
                                                                                                           11,888,349
                                                                                                    ------------------
Commercial Services - Finance (0.31%)
Equifax Inc                                                        51,780                                   1,995,601
                                                                                                    ------------------

Computer Aided Design (0.21%)
Autodesk Inc (b)                                                   32,170                                   1,352,427
                                                                                                    ------------------

Computers (2.11%)
Hewlett-Packard Co                                                331,010                                  10,747,895
International Business Machines Corp                               36,730                                   3,024,348
                                                                                                    ------------------
                                                                                                           13,772,243
                                                                                                    ------------------
Computers  -Memory Devices (0.21%)
SanDisk Corp (a)(b)                                                21,980                                   1,402,983
                                                                                                    ------------------

Consumer Products - Miscellaneous (0.20%)
Scotts Miracle-Gro Co/The (a)                                      30,070                                   1,330,898
                                                                                                    ------------------

Containers - Paper & Plastic (0.48%)
Pactiv Corp (b)                                                    65,880                                   1,603,519
Sonoco Products Co                                                 48,860                                   1,530,295
                                                                                                    ------------------
                                                                                                            3,133,814
                                                                                                    ------------------
Cosmetics & Toiletries (0.36%)
Colgate-Palmolive Co                                               40,040                                   2,367,165
                                                                                                    ------------------

Data Processing & Management (0.15%)
Fair Isaac Corp                                                    26,540                                     984,899
                                                                                                    ------------------

Direct Marketing (0.19%)
Harte-Hanks Inc                                                    46,610                                   1,272,453
                                                                                                    ------------------

Diversified Manufacturing Operations (2.39%)
General Electric Co                                               256,660                                   8,877,869
Illinois Tool Works Inc                                            14,580                                   1,497,366
Ingersoll-Rand Co Ltd                                              32,830                                   1,436,313
ITT Industries Inc                                                 36,080                                   2,028,778
Parker Hannifin Corp                                               21,840                                   1,770,132
                                                                                                    ------------------
                                                                                                           15,610,458
                                                                                                    ------------------
Electric - Integrated (4.94%)
Allegheny Energy Inc (b)                                           69,210                                   2,465,952
Alliant Energy Corp                                                52,180                                   1,667,673
Duke Energy Corp                                                  207,207                                   6,033,874
Exelon Corp                                                        96,460                                   5,208,840
FirstEnergy Corp                                                   78,730                                   3,992,398
FPL Group Inc (a)                                                  89,000                                   3,524,400
MDU Resources Group Inc                                            47,160                                   1,733,130
OGE Energy Corp                                                    52,180                                   1,573,749
PG&E Corp (a)                                                      64,530                                   2,570,875
PPL Corp                                                           78,730                                   2,286,319
TXU Corp                                                           25,204                                   1,250,875
                                                                                                    ------------------
                                                                                                           32,308,085
                                                                                                    ------------------
Electronic Components - Semiconductors (0.50%)
Freescale Semiconductor Inc - B Shares (b)                        103,790                                   3,287,029
                                                                                                    ------------------


Electronic Parts Distribution (0.26%)
Arrow Electronics Inc (b)                                          46,150                                   1,670,630
                                                                                                    ------------------

Electronics - Military (0.25%)
L-3 Communications Holdings Inc                                    20,340                                   1,661,778
                                                                                                    ------------------

Enterprise Software & Services (0.20%)
Sybase Inc (a)(b)                                                  58,850                                   1,281,165
                                                                                                    ------------------

Fiduciary Banks (0.36%)
Wilmington Trust Corp                                              52,640                                   2,331,952
                                                                                                    ------------------

Finance - Commercial (0.37%)
CIT Group Inc                                                      44,430                                   2,399,664
                                                                                                    ------------------

Finance - Investment Banker & Broker (11.50%)
Bear Stearns Cos Inc/The                                           31,370                                   4,470,539
Citigroup Inc                                                     536,884                                  26,817,356
Goldman Sachs Group Inc                                            44,430                                   7,121,685
JPMorgan Chase & Co                                               288,638                                  13,098,392
Lehman Brothers Holdings Inc                                       44,946                                   6,793,588
Merrill Lynch & Co Inc                                            115,990                                   8,845,397
Morgan Stanley                                                    125,090                                   8,043,287
                                                                                                    ------------------
                                                                                                           75,190,244
                                                                                                    ------------------
Finance - Mortgage Loan/Banker (1.57%)
Fannie Mae                                                        121,520                                   6,148,912
Freddie Mac (a)                                                    24,390                                   1,489,254
IndyMac Bancorp Inc (a)                                            54,470                                   2,631,990
                                                                                                    ------------------
                                                                                                           10,270,156
                                                                                                    ------------------
Financial Guarantee Insurance (0.67%)
MGIC Investment Corp                                               27,180                                   1,921,626
Radian Group Inc                                                   39,170                                   2,456,742
                                                                                                    ------------------
                                                                                                            4,378,368
                                                                                                    ------------------
Food - Miscellaneous/Diversified (0.97%)
Campbell Soup Co                                                   50,130                                   1,611,178
General Mills Inc                                                  58,490                                   2,885,897
Kellogg Co                                                         40,240                                   1,863,514
                                                                                                    ------------------
                                                                                                            6,360,589
                                                                                                    ------------------
Food - Retail (0.40%)
Kroger Co/The                                                     129,460                                   2,622,860
                                                                                                    ------------------

Food - Wholesale & Distribution (0.23%)
Supervalu Inc (a)                                                  51,400                                   1,491,114
                                                                                                    ------------------

Gas - Distribution (0.91%)
AGL Resources Inc                                                  43,270                                   1,530,893
Energen Corp                                                       55,100                                   1,943,377
Sempra Energy                                                      54,050                                   2,487,381
                                                                                                    ------------------
                                                                                                            5,961,651
                                                                                                    ------------------
Home Decoration Products (0.31%)
Newell Rubbermaid Inc                                              74,690                                   2,048,000
                                                                                                    ------------------

Instruments - Controls (0.22%)
Mettler Toledo International Inc (b)                               21,670                                   1,404,216
                                                                                                    ------------------


Insurance Brokers (0.40%)
AON Corp                                                           62,260                                   2,609,317
                                                                                                    ------------------

Internet Security (0.26%)
Checkfree Corp (a)(b)                                              31,530                                   1,698,521
                                                                                                    ------------------

Investment Companies (0.31%)
American Capital Strategies Ltd (a)                                58,490                                   2,036,622
                                                                                                    ------------------

Life & Health Insurance (2.05%)
AmerUs Group Co                                                    25,200                                   1,477,980
Cigna Corp                                                         26,350                                   2,819,450
Lincoln National Corp                                              51,770                                   3,006,801
Prudential Financial Inc                                           78,330                                   6,119,923
                                                                                                    ------------------
                                                                                                           13,424,154
                                                                                                    ------------------
Medical - Biomedical/Gene (0.15%)
Genzyme Corp (b)                                                   16,080                                     983,453
                                                                                                    ------------------

Medical - Drugs (5.01%)
Abbott Laboratories                                                47,800                                   2,042,972
King Pharmaceuticals Inc (a)(b)                                    88,060                                   1,531,363
Merck & Co Inc                                                    205,460                                   7,071,933
Pfizer Inc (c)                                                    670,060                                  16,972,620
Wyeth                                                             106,140                                   5,165,834
                                                                                                    ------------------
                                                                                                           32,784,722
                                                                                                    ------------------
Medical - HMO (0.74%)
Aetna Inc                                                          43,230                                   1,664,355
WellPoint Inc (b)                                                  44,500                                   3,159,500
                                                                                                    ------------------
                                                                                                            4,823,855
                                                                                                    ------------------
Metal - Copper (0.35%)
Phelps Dodge Corp                                                  26,420                                   2,277,140
                                                                                                    ------------------

Metal - Diversified (0.24%)
Freeport-McMoRan Copper & Gold Inc                                 24,720                                   1,596,418
                                                                                                    ------------------

Metal Processors & Fabrication (0.53%)
Commercial Metals Co                                               29,560                                   1,608,064
Precision Castparts Corp                                           29,730                                   1,872,395
                                                                                                    ------------------
                                                                                                            3,480,459
                                                                                                    ------------------
Multi-line Insurance (3.89%)
American Financial Group Inc/OH (a)                                36,830                                   1,630,832
American International Group Inc                                  124,750                                   8,139,938
Assurant Inc (a)                                                   54,030                                   2,602,625
Genworth Financial Inc                                             57,230                                   1,900,036
Hartford Financial Services Group Inc                              56,600                                   5,203,238
HCC Insurance Holdings Inc (a)                                     42,460                                   1,421,985
Metlife Inc (a)                                                    86,680                                   4,516,028
                                                                                                    ------------------
                                                                                                           25,414,682
                                                                                                    ------------------
Multimedia (2.80%)
McGraw-Hill Cos Inc/The                                            33,190                                   1,847,355
News Corp                                                         209,300                                   3,591,588
Time Warner Inc                                                   505,380                                   8,793,612
Walt Disney Co (a)                                                145,700                                   4,073,772
                                                                                                    ------------------
                                                                                                           18,306,327
                                                                                                    ------------------

Office Supplies & Forms (0.23%)
Avery Dennison Corp (a)                                            24,000                                   1,500,000
                                                                                                    ------------------

Oil - Field Services (0.42%)
Halliburton Co (a)                                                 15,520                                   1,212,888
Tidewater Inc                                                      25,720                                   1,497,933
                                                                                                    ------------------
                                                                                                            2,710,821
                                                                                                    ------------------
Oil & Gas Drilling (0.79%)
ENSCO International Inc (a)                                        34,100                                   1,824,009
Helmerich & Payne Inc                                              25,360                                   1,844,687
Rowan Cos Inc                                                      33,040                                   1,464,663
                                                                                                    ------------------
                                                                                                            5,133,359
                                                                                                    ------------------
Oil Company - Exploration & Production (0.57%)
Devon Energy Corp                                                  61,590                                   3,702,175
                                                                                                    ------------------

Oil Company - Integrated (11.63%)
Chevron Corp                                                      186,264                                  11,365,829
ConocoPhillips                                                    172,529                                  11,542,190
Exxon Mobil Corp (c)                                              649,582                                  40,975,633
Marathon Oil Corp                                                  66,690                                   5,292,518
Occidental Petroleum Corp                                          67,002                                   6,883,786
                                                                                                    ------------------
                                                                                                           76,059,956
                                                                                                    ------------------
Oil Field Machinery & Equipment (0.21%)
Cooper Cameron Corp (b)                                            27,190                                   1,366,026
                                                                                                    ------------------

Paper & Related Products (0.28%)
Temple-Inland Inc                                                  39,710                                   1,844,132
                                                                                                    ------------------

Pharmacy Services (0.21%)
Caremark Rx Inc                                                    30,730                                   1,399,752
                                                                                                    ------------------

Pipelines (0.40%)
Questar Corp                                                       32,786                                   2,624,519
                                                                                                    ------------------

Printing - Commercial (0.31%)
RR Donnelley & Sons Co                                             60,670                                   2,043,972
                                                                                                    ------------------

Property & Casualty Insurance (1.49%)
Chubb Corp                                                         90,660                                   4,672,617
First American Corp                                                33,050                                   1,407,930
Safeco Corp                                                        35,320                                   1,833,108
WR Berkley Corp                                                    49,222                                   1,841,887
                                                                                                    ------------------
                                                                                                            9,755,542
                                                                                                    ------------------
Quarrying (0.23%)
Vulcan Materials Co                                                17,500                                   1,486,800
                                                                                                    ------------------

Regional Banks (8.42%)
Bank of America Corp                                              472,526                                  23,588,498
Keycorp                                                            91,770                                   3,507,449
PNC Financial Services Group Inc                                   66,800                                   4,774,196
US Bancorp                                                        231,330                                   7,273,015
Wachovia Corp                                                     133,147                                   7,968,848
Wells Fargo & Co                                                  115,440                                   7,929,574
                                                                                                    ------------------
                                                                                                           55,041,580
                                                                                                    ------------------
REITS - Apartments (1.06%)
Archstone-Smith Trust                                              64,540                                   3,154,715

AvalonBay Communities Inc (a)                                      20,000                                   2,154,000
Essex Property Trust Inc (a)                                       14,710                                   1,604,861
                                                                                                    ------------------
                                                                                                            6,913,576
                                                                                                    ------------------
REITS - Office Property (0.34%)
Boston Properties Inc (a)                                          25,200                                   2,224,404
                                                                                                    ------------------

REITS - Regional Malls (0.72%)
CBL & Associates Properties Inc                                    46,860                                   1,873,931
Simon Property Group Inc                                           34,620                                   2,834,686
                                                                                                    ------------------
                                                                                                            4,708,617
                                                                                                    ------------------
REITS - Shopping Centers (1.09%)
Federal Realty Invs Trust                                          22,170                                   1,512,659
Kimco Realty Corp                                                  55,100                                   2,045,863
Pan Pacific Retail Properties Inc                                  31,000                                   2,065,840
Weingarten Realty Investors (a)                                    37,900                                   1,493,639
                                                                                                    ------------------
                                                                                                            7,118,001
                                                                                                    ------------------
Retail - Apparel & Shoe (0.65%)
AnnTaylor Stores Corp (b)                                          37,610                                   1,403,981
Claire's Stores Inc                                                41,160                                   1,449,655
Nordstrom Inc                                                      36,600                                   1,402,878
                                                                                                    ------------------
                                                                                                            4,256,514
                                                                                                    ------------------
Retail - Consumer Electronics (0.27%)
Circuit City Stores Inc                                            61,510                                   1,768,413
                                                                                                    ------------------

Retail - Major Department Store (0.38%)
JC Penney Co Inc                                                   37,920                                   2,482,243
                                                                                                    ------------------

Retail - Office Supplies (0.40%)
Office Depot Inc (b)                                               63,760                                   2,587,381
                                                                                                    ------------------

Retail - Restaurants (1.48%)
Darden Restaurants Inc                                             45,830                                   1,814,868
McDonald's Corp                                                   188,440                                   6,514,371
Panera Bread Co (a)(b)                                             17,870                                   1,325,596
                                                                                                    ------------------
                                                                                                            9,654,835
                                                                                                    ------------------
Savings & Loans - Thrifts (0.71%)
Golden West Financial Corp (a)                                     49,820                                   3,580,563
Washington Mutual Inc                                              23,050                                   1,038,633
                                                                                                    ------------------
                                                                                                            4,619,196
                                                                                                    ------------------
Steel - Producers (0.55%)
Nucor Corp                                                         32,750                                   3,563,855
                                                                                                    ------------------

Telecommunication Equipment (0.21%)
Harris Corp (a)                                                    29,600                                   1,378,472
                                                                                                    ------------------

Telephone - Integrated (5.47%)
AT&T Inc                                                          363,723                                   9,533,180
BellSouth Corp                                                    233,530                                   7,888,643
CenturyTel Inc (a)                                                 49,340                                   1,860,118
Qwest Communications International Inc (a)(b)                     357,420                                   2,398,288
Sprint Nextel Corp                                                146,330                                   3,628,984
Verizon Communications Inc                                        316,623                                  10,458,058
                                                                                                    ------------------
                                                                                                           35,767,271
                                                                                                    ------------------
Therapeutics (0.22%)
Gilead Sciences Inc (b)                                            25,520                                   1,467,400
                                                                                                    ------------------

Tobacco (2.17%)
Altria Group Inc (a)                                              140,270                                  10,262,153
Loews Corp - Carolina Group                                        33,340                                   1,708,342
Reynolds American Inc (a)                                          20,140                                   2,208,351
                                                                                                    ------------------
                                                                                                           14,178,846
                                                                                                    ------------------
Tools - Hand Held (0.25%)
Black & Decker Corp (a)                                            17,440                                   1,632,558
                                                                                                    ------------------

Transport - Rail (1.30%)
Burlington Northern Santa Fe Corp                                  65,060                                   5,174,222
Norfolk Southern Corp                                              61,790                                   3,336,660
                                                                                                    ------------------
                                                                                                            8,510,882
                                                                                                    ------------------
Wireless Equipment (0.39%)
Motorola Inc                                                      118,540                                   2,530,829
                                                                                                    ------------------
TOTAL COMMON STOCKS                                                                              $        639,777,807
                                                                                                    ------------------
                                                                Principal
                                                                 Amount                                   Value
                                                                ---------- ------------------------ ------------------
SHORT TERM INVESTMENTS (1.90%)
Commercial Paper (1.90%)
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                12,445,989                                 12,445,989
                                                                                                    ------------------
TOTAL SHORT TERM INVESTMENTS                                                                     $         12,445,989
                                                                                                    ------------------
MONEY MARKET FUNDS (8.01%)
BNY Institutional Cash Reserve Fund (d)                         52,365,000                                 52,365,000
                                                                                                    ------------------
TOTAL MONEY MARKET FUNDS                                                                         $         52,365,000
                                                                                                    ------------------
Total Investments                                                                                $        704,588,796
Liabilities in Excess of Other Assets, Net - (7.77)%                                                     (50,802,889)
                                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                                       $        653,785,907
                                                                                                    ==================
                                                                                                    ------------------

                                                                                                    ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $1,283,967 or 0.20% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $         87,611,870
Unrealized Depreciation                                (7,144,478)
                                                 ------------------
Net Unrealized Appreciation (Depreciation)              80,467,392
Cost for federal income tax purposes                   624,121,404


                          SCHEDULE OF FUTURES CONTRACTS
                                                 Current       Unrealized
                          Number     Original     Market      Appreciation/
                             of
Type                      Contracts   Value       Value      (Depreciation)
------------------------- --------- ----------------------- ------------------
Buy:
Russell 1000; June 2006      34   $12,155,850   $12,194,100     $38,250

Portfolio Summary (unaudited)
------------------------------------------------- ------------------
Sector                                                      Percent
------------------------------------------------- ------------------
Financial                                                    44.77%
Energy                                                       14.01%
Consumer, Non-cyclical                                       12.70%
Communications                                                9.73%
Industrial                                                    8.19%
Utilities                                                     5.85%
Consumer, Cyclical                                            4.52%
Technology                                                    3.38%
Basic Materials                                               2.72%
Government                                                    1.90%
Liabilities in Excess of Other Assets, Net                 (-7.77%)
                                                  ------------------
TOTAL NET ASSETS                                            100.00%
                                                  ==================

Other Assets Summary (unaudited)
------------------------------------------------- ------------------
Asset Type                                                  Percent
------------------------------------------------- ------------------
Futures                                                       1.87%


Schedule of Investments
April 30, 2006 (unaudited)
MidCap Blend Fund
                                                                      Shares
                                                                       Held                                    Value
                                                                     ---------- ------------------------ ------------------
COMMON STOCKS (99.34%)
Aerospace & Defense Equipment (0.96%)
Alliant Techsystems Inc (a)(b)                                          95,466                        $          7,636,325
                                                                                                         ------------------

Agricultural Operations (0.76%)
Delta & Pine Land Co (a)                                               203,910                                   6,031,658
                                                                                                         ------------------

Applications Software (1.25%)
Intuit Inc (b)                                                         183,232                                   9,925,677
                                                                                                         ------------------

Broadcasting Services & Programming (4.14%)
Discovery Holding Co (a)(b)                                            588,074                                   8,762,302
Liberty Global Inc - A Shares (a)(b)                                   134,784                                   2,791,377
Liberty Global Inc - B Shares (b)                                      248,418                                   4,960,907
Liberty Media Corp (b)                                               1,963,605                                  16,396,102
                                                                                                         ------------------
                                                                                                                32,910,688
                                                                                                         ------------------
Canada (0.61%)
Onex Corp (b)                                                          246,586                                   4,870,074
                                                                                                         ------------------

Casino Hotels (1.97%)
Harrah's Entertainment Inc                                             191,980                                  15,673,247
                                                                                                         ------------------

Casino Services (1.36%)
International Game Technology                                          284,910                                  10,806,636
                                                                                                         ------------------

Coal (0.48%)
International Coal Group Inc (a)(b)                                    373,861                                   3,850,768
                                                                                                         ------------------

Commercial Banks (4.98%)
Commerce Bancorp Inc/NJ (a)                                            169,301                                   6,829,602
M&T Bank Corp (a)                                                       67,201                                   8,023,799
North Fork Bancorporation Inc                                          256,407                                   7,725,543
TCF Financial Corp                                                     634,117                                  17,032,383
                                                                                                         ------------------
                                                                                                                39,611,327
                                                                                                         ------------------
Commercial Services (2.64%)
Arbitron Inc                                                           118,605                                   4,229,454
ChoicePoint Inc (a)(b)                                                 142,574                                   6,277,533
ServiceMaster Co/The                                                   404,994                                   4,876,128
Weight Watchers International Inc                                      113,949                                   5,623,383
                                                                                                         ------------------
                                                                                                                21,006,498
                                                                                                         ------------------
Commercial Services - Finance (0.71%)
Paychex Inc                                                            140,620                                   5,679,642
                                                                                                         ------------------

Computer Services (0.89%)
Reynolds & Reynolds Co/The                                             239,547                                   7,124,128
                                                                                                         ------------------

Computers - Integrated Systems (2.08%)
NCR Corp (b)                                                           420,197                                  16,555,762
                                                                                                         ------------------

Data Processing & Management (2.78%)
Automatic Data Processing Inc                                          214,541                                   9,456,967

Fidelity National Information Services                                 196,219                                   7,456,322
SEI Investments Co                                                     120,950                                   5,193,593
                                                                                                         ------------------
                                                                                                                22,106,882
                                                                                                         ------------------
Dental Supplies & Equipment (1.67%)
Dentsply International Inc                                             222,183                                  13,257,660
                                                                                                         ------------------

Diversified Manufacturing Operations (1.16%)
Dover Corp                                                             184,976                                   9,202,556
                                                                                                         ------------------

Diversified Operations & Commercial Services (1.37%)
Aramark Corp                                                           387,190                                  10,883,911
                                                                                                         ------------------

Electric - Integrated (1.49%)
Ameren Corp (a)                                                        145,594                                   7,333,570
SCANA Corp                                                             116,103                                   4,544,271
                                                                                                         ------------------
                                                                                                                11,877,841
                                                                                                         ------------------
Electronic Components - Miscellaneous (1.77%)
Gentex Corp (a)                                                        959,378                                  14,064,481
                                                                                                         ------------------

Financial Guarantee Insurance (1.25%)
AMBAC Financial Group Inc                                              120,521                                   9,926,110
                                                                                                         ------------------

Food - Canned (1.07%)
Del Monte Foods Co                                                     728,633                                   8,495,861
                                                                                                         ------------------

Food - Wholesale & Distribution (1.17%)
Sysco Corp (a)                                                         312,088                                   9,328,310
                                                                                                         ------------------

Gold Mining (2.07%)
Newmont Mining Corp                                                    281,732                                  16,441,880
                                                                                                         ------------------

Insurance Brokers (2.04%)
AON Corp                                                               203,518                                   8,529,439
Marsh & McLennan Cos Inc (a)                                           250,089                                   7,670,230
                                                                                                         ------------------
                                                                                                                16,199,669
                                                                                                         ------------------
Investment Management & Advisory Services (0.99%)
Eaton Vance Corp                                                       123,196                                   3,507,390
Nuveen Investments Inc                                                  90,142                                   4,337,633
                                                                                                         ------------------
                                                                                                                 7,845,023
                                                                                                         ------------------
Life & Health Insurance (1.29%)
Aflac Inc                                                              216,716                                  10,302,679
                                                                                                         ------------------

Linen Supply & Related Items (3.46%)
Cintas Corp                                                            656,609                                  27,564,446
                                                                                                         ------------------

Machinery - Print Trade (2.02%)
Zebra Technologies Corp (a)(b)                                         404,463                                  16,053,136
                                                                                                         ------------------

Medical  - Outpatient & Home Medical Care (0.29%)
Lincare Holdings Inc (b)                                                57,505                                   2,273,173
                                                                                                         ------------------

Medical - Biomedical/Gene (0.78%)
Medimmune Inc (b)                                                      196,250                                   6,175,988
                                                                                                         ------------------

Medical - Drugs (2.31%)
Shire PLC ADR (a)                                                      162,116                                   7,677,814

Valeant Pharmaceuticals International (a)                              598,080                                  10,705,632
                                                                                                         ------------------
                                                                                                                18,383,446
                                                                                                         ------------------
Medical - HMO (1.06%)
Coventry Health Care Inc (b)                                           170,034                                   8,445,589
                                                                                                         ------------------

Medical Laboratory & Testing Service (1.83%)
Laboratory Corp of America Holdings (a)(b)                             255,503                                  14,589,221
                                                                                                         ------------------

Medical Products (1.68%)
Biomet Inc (a)                                                         260,506                                   9,685,613
Varian Medical Systems Inc (a)(b)                                       70,448                                   3,690,066
                                                                                                         ------------------
                                                                                                                13,375,679
                                                                                                         ------------------
Multi-line Insurance (1.66%)
Loews Corp                                                             124,771                                  13,244,442
                                                                                                         ------------------

Multimedia (0.71%)
EW Scripps Co                                                          122,194                                   5,630,700
                                                                                                         ------------------

Office Automation & Equipment (0.63%)
Pitney Bowes Inc                                                       120,380                                   5,037,903
                                                                                                         ------------------

Oil - Field Services (3.17%)
BJ Services Co                                                         407,436                                  15,502,940
Weatherford International Ltd (b)                                      183,789                                   9,727,952
                                                                                                         ------------------
                                                                                                                25,230,892
                                                                                                         ------------------
Oil - US Royalty Trusts (0.03%)
Hugoton Royalty Trust                                                    8,361                                     231,190
                                                                                                         ------------------

Oil Company - Exploration & Production (4.37%)
Cimarex Energy Co (a)                                                  121,763                                   5,229,721
Encore Acquisition Co (b)                                              305,654                                   9,365,239
Pioneer Natural Resources Co (a)                                       231,903                                   9,930,086
Rosetta Resources Inc (a)(b)                                           214,780                                   4,323,521
XTO Energy Inc                                                         140,290                                   5,941,282
                                                                                                         ------------------
                                                                                                                34,789,849
                                                                                                         ------------------
Paper & Related Products (0.55%)
Rayonier Inc (a)                                                       106,440                                   4,381,070
                                                                                                         ------------------

Pipelines (2.51%)
Equitable Resources Inc                                                265,483                                   9,427,301
Questar Corp (a)                                                       131,972                                  10,564,359
                                                                                                         ------------------
                                                                                                                19,991,660
                                                                                                         ------------------
Power Converter & Supply Equipment (2.17%)
American Power Conversion Corp (a)                                     775,744                                  17,252,547
                                                                                                         ------------------

Property & Casualty Insurance (3.53%)
Fidelity National Financial Inc                                        164,331                                   6,898,615
Markel Corp (a)(b)                                                      30,312                                  10,586,466
Mercury General Corp (a)                                               199,283                                  10,635,734
                                                                                                         ------------------
                                                                                                                28,120,815
                                                                                                         ------------------
Publishing - Newspapers (1.90%)
Washington Post Co/The                                                  19,710                                  15,097,860
                                                                                                         ------------------

Quarrying (1.28%)
Vulcan Materials Co                                                    120,300                                  10,220,688
                                                                                                         ------------------

Real Estate Operator & Developer (3.65%)
Brookfield Asset Management Inc                                        448,784                                  18,759,150
Forest City Enterprises Inc                                            224,359                                  10,127,565
St Joe Co/The (a)                                                        2,862                                     160,730
                                                                                                         ------------------
                                                                                                                29,047,445
                                                                                                         ------------------
Reinsurance (1.84%)
Everest Re Group Ltd                                                   118,838                                  10,814,258
Montpelier Re Holdings Ltd ADR (a)                                     234,980                                   3,794,927
                                                                                                         ------------------
                                                                                                                14,609,185
                                                                                                         ------------------
Retail - Auto Parts (0.75%)
O'Reilly Automotive Inc (a)(b)                                         177,100                                   6,000,148
                                                                                                         ------------------

Retail - Automobile (2.89%)
Carmax Inc (a)(b)                                                      650,701                                  22,976,252
                                                                                                         ------------------

Retail - Discount (2.61%)
Costco Wholesale Corp                                                  133,819                                   7,283,768
TJX Cos Inc                                                            559,456                                  13,499,673
                                                                                                         ------------------
                                                                                                                20,783,441
                                                                                                         ------------------
Retail - Jewelry (0.89%)
Tiffany & Co (a)                                                       202,062                                   7,049,943
                                                                                                         ------------------

Retail - Restaurants (1.91%)
Yum! Brands Inc                                                        293,940                                  15,190,819
                                                                                                         ------------------

Schools (1.28%)
Strayer Education Inc (a)                                               97,867                                  10,177,189
                                                                                                         ------------------

Telephone - Integrated (2.16%)
Citizens Communications Co (a)                                         751,685                                   9,982,377
Telephone & Data Systems Inc - Special Shares                          191,232                                   7,209,446
                                                                                                         ------------------
                                                                                                                17,191,823
                                                                                                         ------------------
Textile - Home Furnishings (0.32%)
Mohawk Industries Inc (a)(b)                                            31,569                                   2,528,677
                                                                                                         ------------------

Transport - Truck (0.68%)
Heartland Express Inc (a)                                              222,099                                   5,399,227
                                                                                                         ------------------

Wireless Equipment (1.47%)
American Tower Corp (a)(b)                                             342,097                                  11,679,192
                                                                                                         ------------------
TOTAL COMMON STOCKS                                                                                   $        790,338,928
                                                                                                         ------------------
                                                                     Principal
                                                                      Amount                                   Value
                                                                     ---------- ------------------------ ------------------
SHORT TERM INVESTMENTS (0.40%)
Commercial Paper (0.40%)
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                     3,204,477                                   3,204,477
                                                                                                         ------------------
TOTAL SHORT TERM INVESTMENTS                                                                          $          3,204,477
                                                                                                         ------------------
MONEY MARKET FUNDS (18.71%)
BNY Institutional Cash Reserve Fund (c)                              148,820,000                               148,820,000
                                                                                                         ------------------
TOTAL MONEY MARKET FUNDS                                                                              $        148,820,000
                                                                                                         ------------------
Total Investments                                                                                     $        942,363,405
Liabilities in Excess of Other Assets, Net - (18.45)%                                                        (146,753,022)
                                                                                                         ------------------
TOTAL NET ASSETS - 100.00%                                                                            $        795,610,383

                                                                                                         ==================
                                                                                                         ------------------

                                                                                                         ==================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $        150,157,192
Unrealized Depreciation                                        (15,882,473)
                                                          ------------------
Net Unrealized Appreciation (Depreciation)                      134,274,719
Cost for federal income tax purposes                            808,088,686


Portfolio Summary (unaudited)
-------------------------------------------------- -------------------
Sector                                                        Percent
-------------------------------------------------- -------------------
Financial                                                      39.94%
Consumer, Non-cyclical                                         18.62%
Consumer, Cyclical                                             16.16%
Energy                                                         10.57%
Communications                                                 10.37%
Industrial                                                      8.75%
Technology                                                      7.64%
Basic Materials                                                 3.90%
Utilities                                                       1.49%
Diversified                                                     0.61%
Government                                                      0.40%
Liabilities in Excess of Other Assets, Net                  (-18.45%)
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================


Schedule of Investments
April 30, 2006 (unaudited)
MidCap Growth Fund
                                                                   Shares
                                                                    Held                                    Value
                                                                  ---------- ------------------------ ------------------
COMMON STOCKS (96.03%)
Applications Software (3.09%)
Citrix Systems Inc (a)                                               22,090                        $            881,833
                                                                                                      ------------------

Auto - Medium & Heavy Duty Trucks (2.01%)
Oshkosh Truck Corp                                                    9,340                                     571,608
                                                                                                      ------------------

Building - Heavy Construction (1.86%)
Washington Group International Inc                                    9,540                                     530,519
                                                                                                      ------------------

Casino Hotels (1.97%)
Station Casinos Inc (b)                                               7,300                                     562,684
                                                                                                      ------------------

Cellular Telecommunications (2.23%)
NII Holdings Inc (a)                                                 10,600                                     634,940
                                                                                                      ------------------

Coal (1.70%)
Peabody Energy Corp                                                   7,580                                     484,059
                                                                                                      ------------------

Computer Services (3.68%)
Ceridian Corp (a)                                                    18,172                                     440,308
Factset Research Systems Inc                                         13,773                                     607,940
                                                                                                      ------------------
                                                                                                              1,048,248
                                                                                                      ------------------
Dialysis Centers (1.86%)
DaVita Inc (a)                                                        9,430                                     530,532
                                                                                                      ------------------

Diversified Manufacturing Operations (1.47%)
Roper Industries Inc                                                  8,800                                     417,648
                                                                                                      ------------------

Electronic Components - Semiconductors (5.63%)
Broadcom Corp (a)                                                    13,584                                     558,438
Intersil Corp                                                        18,160                                     537,718
Silicon Laboratories Inc (a)(b)                                      10,940                                     509,913
                                                                                                      ------------------
                                                                                                              1,606,069
                                                                                                      ------------------
Engineering - Research & Development Services (3.43%)
Fluor Corp (b)                                                        7,379                                     685,583
McDermott International, Inc. (a)                                     4,800                                     291,840
                                                                                                      ------------------
                                                                                                                977,423
                                                                                                      ------------------
Enterprise Software & Services (0.00%)
CA Inc (b)                                                                5                                         127
                                                                                                      ------------------

Finance - Investment Banker & Broker (0.95%)
Lazard Ltd (b)                                                        6,100                                     270,840
                                                                                                      ------------------

Food - Dairy Products (1.56%)
Dean Foods Co (a)                                                    11,208                                     443,949
                                                                                                      ------------------

Hotels & Motels (1.62%)
Hilton Hotels Corp                                                   17,090                                     460,404
                                                                                                      ------------------


Human Resources (3.60%)
Manpower Inc                                                          4,400                                     286,660
Monster Worldwide Inc (a)                                            12,893                                     740,058
                                                                                                      ------------------
                                                                                                              1,026,718
                                                                                                      ------------------
Industrial Automation & Robots (3.31%)
Intermec Inc (a)(b)                                                  13,370                                     354,171
Rockwell Automation Inc                                               8,140                                     589,825
                                                                                                      ------------------
                                                                                                                943,996
                                                                                                      ------------------
Internet Infrastructure Software (1.21%)
Akamai Technologies Inc (a)(b)                                       10,230                                     344,649
                                                                                                      ------------------

Internet Security (2.45%)
Checkfree Corp (a)(b)                                                12,970                                     698,694
                                                                                                      ------------------

Investment Management & Advisory Services (4.05%)
Janus Capital Group Inc                                              14,000                                     272,440
Legg Mason Inc                                                        2,329                                     275,940
T Rowe Price Group Inc                                                7,192                                     605,494
                                                                                                      ------------------
                                                                                                              1,153,874
                                                                                                      ------------------
Machinery - Construction & Mining (1.42%)
Joy Global Inc                                                        6,155                                     404,322
                                                                                                      ------------------

Machinery - General Industry (1.00%)
Wabtec Corp                                                           7,800                                     284,934
                                                                                                      ------------------

Medical - Biomedical/Gene (4.23%)
Celgene Corp (a)(b)                                                  18,130                                     764,361
PDL BioPharma Inc (a)                                                15,340                                     441,485
                                                                                                      ------------------
                                                                                                              1,205,846
                                                                                                      ------------------
Medical Products (1.66%)
Varian Medical Systems Inc (a)                                        9,010                                     471,944
                                                                                                      ------------------

Oil & Gas Drilling (1.95%)
Diamond Offshore Drilling Inc                                         6,126                                     556,057
                                                                                                      ------------------

Oil Company - Exploration & Production (6.15%)
EOG Resources Inc (b)                                                 4,084                                     286,819
Quicksilver Resources Inc (a)(b)                                     15,039                                     623,216
Southwestern Energy Co (a)                                           23,420                                     843,589
                                                                                                      ------------------
                                                                                                              1,753,624
                                                                                                      ------------------
Oil Field Machinery & Equipment (2.71%)
Cooper Cameron Corp (a)                                              15,390                                     773,193
                                                                                                      ------------------

Physical Therapy & Rehabilitation Centers (1.04%)
Psychiatric Solutions Inc (a)(b)                                      9,000                                     297,540
                                                                                                      ------------------

Racetracks (1.29%)
Penn National Gaming Inc (a)                                          9,000                                     366,480
                                                                                                      ------------------

Real Estate Magagement & Services (1.63%)
CB Richard Ellis Group Inc (a)                                        5,279                                     463,971
                                                                                                      ------------------

Research & Development (2.03%)
Pharmaceutical Product Development Inc                               16,093                                     577,256
                                                                                                      ------------------


Retail - Catalog Shopping (1.52%)
Coldwater Creek Inc (a)(b)                                           15,500                                     433,380
                                                                                                      ------------------

Retail - Computer Equipment (0.98%)
GameStop Corp (a)(b)                                                  5,900                                     278,480
                                                                                                      ------------------

Retail - Consumer Electronics (1.05%)
Circuit City Stores Inc                                              10,400                                     299,000
                                                                                                      ------------------

Retail - Restaurants (3.74%)
Panera Bread Co (a)                                                   9,643                                     715,318
Ruby Tuesday Inc (b)                                                 11,800                                     351,286
                                                                                                      ------------------
                                                                                                              1,066,604
                                                                                                      ------------------
Semiconductor Equipment (1.44%)
ASML Holding NV (a)(b)                                               19,460                                     411,579
                                                                                                      ------------------

Steel - Producers (1.42%)
Carpenter Technology Corp                                             3,400                                     404,430
                                                                                                      ------------------

Telecommunication Equipment (1.94%)
Harris Corp                                                          11,889                                     553,671
                                                                                                      ------------------

Telephone - Integrated (0.52%)
Level 3 Communications Inc (a)                                       27,200                                     146,880
                                                                                                      ------------------

Transactional Software (0.98%)
VeriFone Holdings Inc (a)(b)                                          9,000                                     278,640
                                                                                                      ------------------

Veterinary Diagnostics (1.55%)
VCA Antech Inc (a)                                                   14,230                                     442,411
                                                                                                      ------------------

Vitamins & Nutrition Products (1.36%)
Herbalife Ltd (a)(b)                                                 11,110                                     386,628
                                                                                                      ------------------

Wireless Equipment (5.73%)
American Tower Corp (a)                                              28,726                                     980,706
Crown Castle International Corp (a)                                  19,390                                     652,473
                                                                                                      ------------------
                                                                                                              1,633,179
                                                                                                      ------------------
X-Ray Equipment (1.01%)
Hologic Inc (a)                                                       6,050                                     288,403
                                                                                                      ------------------
TOTAL COMMON STOCKS                                                                                $         27,367,266
                                                                                                      ------------------
                                                                  Principal
                                                                   Amount                                   Value
                                                                  ---------- ------------------------ ------------------
SHORT TERM INVESTMENTS (4.92%)
Commercial Paper (4.92%)
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                  1,402,698                                   1,402,698
                                                                                                      ------------------
TOTAL SHORT TERM INVESTMENTS                                                                       $          1,402,698
                                                                                                      ------------------
MONEY MARKET FUNDS (18.57%)
BNY Institutional Cash Reserve Fund (c)                           5,293,000                                   5,293,000
                                                                                                      ------------------
TOTAL MONEY MARKET FUNDS                                                                           $          5,293,000
                                                                                                      ------------------
Total Investments                                                                                  $         34,062,964
Liabilities in Excess of Other Assets, Net - (19.52)%                                                       (5,562,979)
                                                                                                      ------------------
TOTAL NET ASSETS - 100.00%                                                                         $         28,499,985
                                                                                                      ==================
                                                                                                      ------------------

                                                                                                      ==================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                               $          4,638,459
Unrealized Depreciation                                          (257,370)
                                                         ------------------
Net Unrealized Appreciation (Depreciation)                       4,381,089
Cost for federal income tax purposes                            29,681,875


Portfolio Summary (unaudited)
-------------------------------------------------- ----- ------------------
Sector                                                             Percent
-------------------------------------------------- ----- ------------------
Financial                                                           25.20%
Consumer, Non-cyclical                                              19.90%
Technology                                                          14.83%
Consumer, Cyclical                                                  14.17%
Communications                                                      14.08%
Energy                                                              12.51%
Industrial                                                          12.49%
Government                                                           4.92%
Basic Materials                                                      1.42%
Liabilities in Excess of Other Assets, Net                       (-19.52%)
                                                         ------------------
TOTAL NET ASSETS                                                   100.00%
                                                         ==================


Schedule of Investments
April 30, 2006 (unaudited)
MidCap S&P 400 Index Fund
                                                                  Shares
                                                                   Held                                    Value
                                                                 ---------- ------------------------ ------------------
COMMON STOCKS (99.71%)
Aerospace & Defense Equipment (0.49%)
Alliant Techsystems Inc (a)                                          4,555                        $            364,354
DRS Technologies Inc                                                 4,975                                     276,262
Sequa Corp (a)                                                         805                                      68,425
                                                                                                     ------------------
                                                                                                               709,041
                                                                                                     ------------------
Airlines (0.35%)
Airtran Holdings Inc (a)(b)                                         11,163                                     156,059
Alaska Air Group Inc (a)(b)                                          4,178                                     158,597
JetBlue Airways Corp (a)(b)                                         19,231                                     197,310
                                                                                                     ------------------
                                                                                                               511,966
                                                                                                     ------------------
Apparel Manufacturers (0.32%)
Polo Ralph Lauren Corp                                               7,600                                     461,472
                                                                                                     ------------------

Auction House & Art Dealer (0.31%)
Adesa Inc                                                           11,186                                     285,355
Sotheby's Holdings (a)(b)                                            5,599                                     167,914
                                                                                                     ------------------
                                                                                                               453,269
                                                                                                     ------------------
Auto - Medium & Heavy Duty Trucks (0.39%)
Oshkosh Truck Corp                                                   9,192                                     562,550
                                                                                                     ------------------

Auto/Truck Parts & Equipment - Original (0.62%)
ArvinMeritor Inc (b)                                                 8,800                                     146,344
BorgWarner Inc                                                       7,143                                     433,794
Lear Corp (b)                                                        8,391                                     197,860
Modine Manufacturing Co (b)                                          4,192                                     121,610
                                                                                                     ------------------
                                                                                                               899,608
                                                                                                     ------------------
Batteries & Battery Systems (0.28%)
Energizer Holdings Inc (a)                                           7,819                                     399,942
                                                                                                     ------------------

Beverages - Non-alcoholic (0.12%)
PepsiAmericas Inc                                                    7,616                                     179,890
                                                                                                     ------------------

Building - Heavy Construction (0.13%)
Granite Construction Inc                                             4,115                                     190,771
                                                                                                     ------------------

Building - Maintenance & Service (0.05%)
Rollins Inc                                                          3,683                                      74,581
                                                                                                     ------------------

Building - Mobil Home & Manufactured Housing (0.15%)
Thor Industries Inc                                                  4,322                                     218,175
                                                                                                     ------------------

Building - Residential & Commercial (1.06%)
Beazer Homes USA Inc (b)                                             5,138                                     296,103
Hovnanian Enterprises Inc (a)(b)                                     4,470                                     177,772
MDC Holdings Inc                                                     4,066                                     234,933
Ryland Group Inc                                                     5,750                                     362,882
Toll Brothers Inc (a)(b)                                            14,691                                     472,316
                                                                                                     ------------------
                                                                                                             1,544,006
                                                                                                     ------------------

Building & Construction - Miscellaneous (0.08%)
Dycom Industries Inc (a)                                             5,032                                     110,251
                                                                                                     ------------------

Building Products - Cement & Aggregate (0.67%)
Florida Rock Industries Inc                                          5,899                                     367,921
Martin Marietta Materials Inc                                        5,716                                     606,810
                                                                                                     ------------------
                                                                                                               974,731
                                                                                                     ------------------
Capacitors (0.08%)
Kemet Corp (a)                                                      10,836                                     117,137
                                                                                                     ------------------

Casino Hotels (0.19%)
Boyd Gaming Corp                                                     5,458                                     271,918
                                                                                                     ------------------

Casino Services (0.21%)
Scientific Games Corp (a)(b)                                         8,152                                     310,510
                                                                                                     ------------------

Chemicals - Diversified (0.76%)
FMC Corp                                                             4,831                                     307,058
Lyondell Chemical Co (b)                                            25,593                                     616,791
Olin Corp (b)                                                        9,012                                     185,197
                                                                                                     ------------------
                                                                                                             1,109,046
                                                                                                     ------------------
Chemicals - Specialty (1.32%)
Albemarle Corp                                                       4,774                                     228,293
Cabot Corp (b)                                                       7,898                                     284,328
Chemtura Corp                                                       29,958                                     365,488
Cytec Industries Inc (b)                                             4,982                                     301,262
Ferro Corp                                                           5,233                                     100,892
Lubrizol Corp                                                        8,518                                     371,470
Minerals Technologies Inc (b)                                        2,492                                     142,592
Sensient Technologies Corp                                           5,877                                     120,772
                                                                                                     ------------------
                                                                                                             1,915,097
                                                                                                     ------------------
Coal (2.03%)
Arch Coal Inc (b)                                                    8,894                                     844,841
Peabody Energy Corp                                                 33,043                                   2,110,126
                                                                                                     ------------------
                                                                                                             2,954,967
                                                                                                     ------------------
Coatings & Paint (0.43%)
RPM International Inc                                               14,768                                     271,731
Valspar Corp (b)                                                    12,695                                     359,269
                                                                                                     ------------------
                                                                                                               631,000
                                                                                                     ------------------
Commercial Banks (3.81%)
Associated Banc-Corp                                                16,988                                     574,534
Bank of Hawaii Corp                                                  6,408                                     348,019
Cathay General Bancorp (b)                                           6,265                                     239,699
City National Corp/Beverly Hills CA                                  5,192                                     378,808
Colonial BancGroup Inc/The                                          19,270                                     499,671
Commerce Bancorp Inc/NJ (b)                                         21,686                                     874,813
Cullen/Frost Bankers Inc                                             5,927                                     343,055
FirstMerit Corp                                                      9,971                                     245,187
Greater Bay Bancorp (b)                                              6,302                                     174,061
Mercantile Bankshares Corp                                          15,376                                     577,830
SVB Financial Group (a)                                              4,360                                     221,357
TCF Financial Corp                                                  14,155                                     380,203
Texas Regional Bancshares Inc                                        5,673                                     162,645
Webster Financial Corp                                               6,644                                     311,936
Westamerica Bancorporation                                           3,943                                     201,645
                                                                                                     ------------------
                                                                                                             5,533,463
                                                                                                     ------------------

Commercial Services (0.81%)
Alliance Data Systems Corp (a)(b)                                    8,342                                     458,810
ChoicePoint Inc (a)                                                 11,034                                     485,827
Quanta Services Inc (a)(b)                                          14,736                                     239,018
                                                                                                     ------------------
                                                                                                             1,183,655
                                                                                                     ------------------
Commercial Services - Finance (0.10%)
Deluxe Corp (b)                                                      6,261                                     149,262
                                                                                                     ------------------

Computer Services (1.94%)
Anteon International Corp (a)                                        4,086                                     223,300
BISYS Group Inc/The (a)                                             15,086                                     240,471
Ceridian Corp (a)                                                   18,141                                     439,556
Cognizant Technology Solutions Corp (a)                             17,257                                   1,097,718
DST Systems Inc (a)(b)                                               7,867                                     483,978
Reynolds & Reynolds Co/The                                           6,387                                     189,949
SRA International Inc (a)(b)                                         4,683                                     149,950
                                                                                                     ------------------
                                                                                                             2,824,922
                                                                                                     ------------------
Computers - Integrated Systems (0.46%)
Diebold Inc                                                          8,658                                     368,398
Jack Henry & Associates Inc                                          9,376                                     210,491
McData Corp - A Shares (a)                                          19,093                                      92,219
                                                                                                     ------------------
                                                                                                               671,108
                                                                                                     ------------------
Computers  -Memory Devices (0.52%)
Imation Corp                                                         4,359                                     183,078
Western Digital Corp (a)(b)                                         27,386                                     576,201
                                                                                                     ------------------
                                                                                                               759,279
                                                                                                     ------------------
Consulting Services (0.53%)
Corporate Executive Board Co                                         4,931                                     528,258
Gartner Inc (a)                                                      7,284                                     102,122
Navigant Consulting Inc (a)(b)                                       6,282                                     132,424
                                                                                                     ------------------
                                                                                                               762,804
                                                                                                     ------------------
Consumer Products - Miscellaneous (0.44%)
American Greetings Corp (b)                                          7,937                                     178,741
Blyth Inc                                                            3,327                                      68,370
Scotts Miracle-Gro Co/The (b)                                        5,687                                     251,707
Tupperware Brands Corp (b)                                           6,670                                     140,737
                                                                                                     ------------------
                                                                                                               639,555
                                                                                                     ------------------
Containers - Paper & Plastic (0.38%)
Packaging Corp of America (b)                                        7,510                                     168,825
Sonoco Products Co                                                  12,323                                     385,956
                                                                                                     ------------------
                                                                                                               554,781
                                                                                                     ------------------
Data Processing & Management (1.72%)
Acxiom Corp                                                          9,638                                     249,817
CSG Systems International Inc (a)                                    6,070                                     153,450
Dun & Bradstreet Corp (a)                                            8,359                                     643,810
Fair Isaac Corp                                                      8,122                                     301,407
Fidelity National Information Services                              11,685                                     444,030
MoneyGram International Inc                                         10,658                                     361,306
SEI Investments Co                                                   7,931                                     340,557
                                                                                                     ------------------
                                                                                                             2,494,377
                                                                                                     ------------------
Decision Support Software (0.07%)
Wind River Systems Inc (a)                                           9,335                                     106,512
                                                                                                     ------------------

Dental Supplies & Equipment (0.40%)
Dentsply International Inc                                           9,819                                     585,900
                                                                                                     ------------------


Diagnostic Equipment (0.49%)
Cytyc Corp (a)                                                      14,403                                     372,318
Gen-Probe Inc (a)                                                    6,417                                     343,117
                                                                                                     ------------------
                                                                                                               715,435
                                                                                                     ------------------
Direct Marketing (0.21%)
Catalina Marketing Corp                                              4,901                                     116,056
Harte-Hanks Inc                                                      7,090                                     193,557
                                                                                                     ------------------
                                                                                                               309,613
                                                                                                     ------------------
Distribution & Wholesale (1.18%)
CDW Corp                                                             7,823                                     465,625
Fastenal Co (b)                                                     15,468                                     724,057
Ingram Micro Inc (a)                                                14,477                                     266,232
Tech Data Corp (a)                                                   7,051                                     258,913
                                                                                                     ------------------
                                                                                                             1,714,827
                                                                                                     ------------------
Diversified Manufacturing Operations (2.50%)
Brink's Co/The (b)                                                   6,033                                     306,476
Carlisle Cos Inc                                                     3,661                                     309,355
Crane Co                                                             6,314                                     266,767
Federal Signal Corp (b)                                              6,007                                     112,511
Harsco Corp                                                          5,224                                     435,420
Lancaster Colony Corp (b)                                            3,126                                     128,322
Pentair Inc                                                         12,670                                     485,008
Roper Industries Inc                                                10,714                                     508,486
SPX Corp                                                             7,455                                     408,161
Teleflex Inc                                                         5,057                                     329,919
Trinity Industries Inc                                               5,445                                     345,758
                                                                                                     ------------------
                                                                                                             3,636,183
                                                                                                     ------------------
Diversified Operations (0.43%)
Leucadia National Corp (b)                                          10,257                                     623,113
                                                                                                     ------------------

Electric - Integrated (4.99%)
Alliant Energy Corp                                                 14,637                                     467,799
Aquila Inc (a)                                                      46,664                                     202,055
Black Hills Corp                                                     4,137                                     150,587
DPL Inc (c)                                                         15,804                                     429,395
Duquesne Light Holdings Inc (b)                                      9,761                                     165,644
Energy East Corp                                                    18,442                                     445,559
Great Plains Energy Inc (b)                                          9,346                                     264,024
Hawaiian Electric Industries Inc (b)                                10,123                                     272,005
Idacorp Inc                                                          5,306                                     180,669
MDU Resources Group Inc                                             14,980                                     550,515
Northeast Utilities                                                 19,160                                     386,074
NSTAR                                                               13,338                                     368,796
OGE Energy Corp                                                     11,310                                     341,110
Pepco Holdings Inc (b)                                              23,726                                     547,596
PNM Resources Inc                                                    8,587                                     217,337
Puget Energy Inc                                                    14,420                                     299,503
SCANA Corp                                                          14,297                                     559,585
Sierra Pacific Resources (a)(b)                                     25,086                                     354,214
Westar Energy Inc                                                   10,859                                     227,387
Wisconsin Energy Corp                                               14,609                                     570,481
WPS Resources Corp                                                   4,995                                     249,700
                                                                                                     ------------------
                                                                                                             7,250,035
                                                                                                     ------------------
Electric Products - Miscellaneous (0.30%)
Ametek Inc                                                           8,822                                     434,660
                                                                                                     ------------------


Electronic Components - Miscellaneous (0.61%)
Gentex Corp (b)                                                     19,298                                     282,908
Plexus Corp (a)(b)                                                   5,555                                     241,976
Vishay Intertechnology Inc (a)                                      23,026                                     358,515
                                                                                                     ------------------
                                                                                                               883,399
                                                                                                     ------------------
Electronic Components - Semiconductors (2.67%)
Cree Inc (a)(b)                                                      9,530                                     284,185
Fairchild Semiconductor International Inc (a)                       15,177                                     313,708
International Rectifier Corp (a)(b)                                  8,858                                     400,382
Intersil Corp                                                       17,758                                     525,814
Lattice Semiconductor Corp (a)                                      14,188                                      94,350
MEMC Electronic Materials Inc (a)                                   20,625                                     837,375
Microchip Technology Inc                                            26,606                                     991,339
Semtech Corp (a)                                                     9,097                                     170,569
Silicon Laboratories Inc (a)                                         5,652                                     263,440
                                                                                                     ------------------
                                                                                                             3,881,162
                                                                                                     ------------------
Electronic Connectors (0.70%)
Amphenol Corp                                                       11,099                                     641,522
Thomas & Betts Corp (a)                                              6,613                                     376,611
                                                                                                     ------------------
                                                                                                             1,018,133
                                                                                                     ------------------
Electronic Design Automation (0.82%)
Cadence Design Systems Inc (a)                                      35,404                                     670,198
Mentor Graphics Corp (a)(b)                                          9,888                                     129,829
Synopsys Inc (a)                                                    17,968                                     392,242
                                                                                                     ------------------
                                                                                                             1,192,269
                                                                                                     ------------------
Electronic Measurement Instruments (0.15%)
National Instruments Corp                                            6,912                                     218,903
                                                                                                     ------------------

Electronic Parts Distribution (0.70%)
Arrow Electronics Inc (a)                                           15,065                                     545,353
Avnet Inc (a)                                                       18,268                                     477,708
                                                                                                     ------------------
                                                                                                             1,023,061
                                                                                                     ------------------
Engineering - Research & Development Services (0.42%)
Jacobs Engineering Group Inc (a)                                     7,292                                     603,048
                                                                                                     ------------------

Enterprise Software & Services (0.22%)
Advent Software Inc (a)                                              2,009                                      70,717
Sybase Inc (a)                                                      11,377                                     247,677
                                                                                                     ------------------
                                                                                                               318,394
                                                                                                     ------------------
Entertainment Software (0.34%)
Activision Inc (a)(b)                                               34,535                                     490,052
                                                                                                     ------------------

Environmental Monitoring & Detection (0.09%)
Mine Safety Appliances Co (b)                                        3,286                                     137,355
                                                                                                     ------------------

Fiduciary Banks (0.53%)
Investors Financial Services Corp                                    8,159                                     390,490
Wilmington Trust Corp                                                8,480                                     375,664
                                                                                                     ------------------
                                                                                                               766,154
                                                                                                     ------------------
Filtration & Separation Products (0.20%)
Donaldson Co Inc                                                     8,542                                     283,936
                                                                                                     ------------------

Finance - Auto Loans (0.34%)
AmeriCredit Corp (a)(b)                                             16,112                                     487,871
                                                                                                     ------------------


Finance - Investment Banker & Broker (0.86%)
AG Edwards Inc                                                       9,456                                     499,655
Jefferies Group Inc                                                  6,301                                     418,702
Raymond James Financial Inc                                         10,846                                     329,176
                                                                                                     ------------------
                                                                                                             1,247,533
                                                                                                     ------------------
Finance - Mortgage Loan/Banker (0.27%)
IndyMac Bancorp Inc                                                  8,054                                     389,169
                                                                                                     ------------------

Financial Guarantee Insurance (0.80%)
PMI Group Inc/The                                                   11,183                                     516,096
Radian Group Inc                                                    10,385                                     651,347
                                                                                                     ------------------
                                                                                                             1,167,443
                                                                                                     ------------------
Food - Confectionery (0.26%)
JM Smucker Co/The                                                    7,269                                     285,381
Tootsie Roll Industries Inc (b)                                      3,236                                      94,653
                                                                                                     ------------------
                                                                                                               380,034
                                                                                                     ------------------
Food - Meat Products (0.44%)
Hormel Foods Corp                                                    9,127                                     306,302
Smithfield Foods Inc (a)                                            12,354                                     332,323
                                                                                                     ------------------
                                                                                                               638,625
                                                                                                     ------------------
Food - Retail (0.07%)
Ruddick Corp (b)                                                     4,314                                     100,128
                                                                                                     ------------------

Footwear & Related Apparel (0.16%)
Timberland Co (a)(b)                                                 6,852                                     233,311
                                                                                                     ------------------

Gas - Distribution (0.87%)
AGL Resources Inc                                                    9,722                                     343,964
Oneok Inc                                                           14,641                                     483,300
Vectren Corp                                                         9,514                                     254,214
WGL Holdings Inc                                                     6,089                                     179,138
                                                                                                     ------------------
                                                                                                             1,260,616
                                                                                                     ------------------
Golf (0.09%)
Callaway Golf Co                                                     8,205                                     131,116
                                                                                                     ------------------

Hazardous Waste Disposal (0.25%)
Stericycle Inc (a)(b)                                                5,495                                     361,791
                                                                                                     ------------------

Home Furnishings (0.10%)
Furniture Brands International Inc (b)                               6,351                                     146,073
                                                                                                     ------------------

Hospital Beds & Equipment (0.27%)
Hillenbrand Industries Inc (b)                                       7,658                                     393,315
                                                                                                     ------------------

Human Resources (0.75%)
Kelly Services Inc (b)                                               2,417                                      66,878
Korn/Ferry International (a)(b)                                      5,292                                     111,132
Manpower Inc                                                        10,970                                     714,696
MPS Group Inc (a)(b)                                                12,632                                     201,607
                                                                                                     ------------------
                                                                                                             1,094,313
                                                                                                     ------------------
Industrial Automation & Robots (0.15%)
Nordson Corp                                                         4,179                                     223,368
                                                                                                     ------------------

Industrial Gases (0.23%)
Airgas Inc                                                           8,408                                     340,104
                                                                                                     ------------------

Instruments - Scientific (0.12%)
Varian Inc (a)(b)                                                    3,884                                     168,061
                                                                                                     ------------------

Insurance Brokers (0.52%)
Arthur J Gallagher & Co (b)                                         11,954                                     328,018
Brown & Brown Inc (b)                                               13,887                                     433,691
                                                                                                     ------------------
                                                                                                               761,709
                                                                                                     ------------------
Internet Infrastructure Equipment (0.11%)
Avocent Corp (a)                                                     6,153                                     165,762
                                                                                                     ------------------

Internet Infrastructure Software (0.20%)
F5 Networks Inc (a)(b)                                               4,991                                     292,273
                                                                                                     ------------------

Internet Security (0.92%)
Checkfree Corp (a)                                                  11,398                                     614,010
McAfee Inc (a)                                                      20,770                                     541,890
RSA Security Inc (a)                                                 8,862                                     185,570
                                                                                                     ------------------
                                                                                                             1,341,470
                                                                                                     ------------------
Investment Management & Advisory Services (0.49%)
Eaton Vance Corp                                                    16,141                                     459,534
Waddell & Reed Financial Inc                                        10,472                                     246,302
                                                                                                     ------------------
                                                                                                               705,836
                                                                                                     ------------------
Life & Health Insurance (0.73%)
AmerUs Group Co                                                      4,827                                     283,104
Protective Life Corp                                                 8,703                                     438,631
Stancorp Financial Group Inc                                         6,830                                     336,992
                                                                                                     ------------------
                                                                                                             1,058,727
                                                                                                     ------------------
Lottery Services (0.37%)
GTECH Holdings Corp                                                 15,791                                     539,421
                                                                                                     ------------------

Machinery - Construction & Mining (0.69%)
Joy Global Inc                                                      15,367                                   1,009,458
                                                                                                     ------------------

Machinery - Farm (0.18%)
AGCO Corp (a)(b)                                                    11,306                                     267,613
                                                                                                     ------------------

Machinery - Print Trade (0.24%)
Zebra Technologies Corp (a)(b)                                       8,786                                     348,716
                                                                                                     ------------------

Machinery - Pumps (0.59%)
Flowserve Corp (a)                                                   7,021                                     403,848
Graco Inc                                                            8,560                                     400,180
Tecumseh Products Co (b)                                             2,308                                      52,968
                                                                                                     ------------------
                                                                                                               856,996
                                                                                                     ------------------
Machinery Tools & Related Products (0.21%)
Kennametal Inc                                                       4,913                                     303,869
                                                                                                     ------------------

Medical  - Outpatient & Home Medical Care (0.40%)
Apria Healthcare Group Inc (a)                                       5,293                                     115,917
Lincare Holdings Inc (a)                                            11,939                                     471,948
                                                                                                     ------------------
                                                                                                               587,865
                                                                                                     ------------------
Medical - Biomedical/Gene (1.71%)
Affymetrix Inc (a)(b)                                                8,417                                     241,147
Charles River Laboratories International (a)                         9,032                                     426,762
Invitrogen Corp (a)(b)                                               6,628                                     437,514
Martek Biosciences Corp (a)(b)                                       4,004                                     118,919

Millennium Pharmaceuticals Inc (a)(b)                               38,979                                     353,929
PDL BioPharma Inc (a)(b)                                            14,091                                     405,539
Vertex Pharmaceuticals Inc (a)(b)                                   13,704                                     498,415
                                                                                                     ------------------
                                                                                                             2,482,225
                                                                                                     ------------------
Medical - Drugs (1.04%)
Cephalon Inc (a)(b)                                                  7,496                                     492,187
Medicis Pharmaceutical Corp (b)                                      6,794                                     223,387
Sepracor Inc (a)(b)                                                 13,248                                     591,391
Valeant Pharmaceuticals International                               11,568                                     207,067
                                                                                                     ------------------
                                                                                                             1,514,032
                                                                                                     ------------------
Medical - Generic Drugs (0.19%)
Par Pharmaceutical Cos Inc (a)(b)                                    4,277                                     110,133
Perrigo Co (b)                                                      10,342                                     165,058
                                                                                                     ------------------
                                                                                                               275,191
                                                                                                     ------------------
Medical - HMO (0.40%)
Health Net Inc (a)                                                  14,349                                     584,004
                                                                                                     ------------------

Medical - Hospitals (1.00%)
Community Health Systems Inc (a)                                    12,174                                     441,186
LifePoint Hospitals Inc (a)(b)                                       7,130                                     226,021
Triad Hospitals Inc (a)                                             10,757                                     443,188
Universal Health Services Inc                                        6,815                                     346,134
                                                                                                     ------------------
                                                                                                             1,456,529
                                                                                                     ------------------
Medical Instruments (1.08%)
Beckman Coulter Inc                                                  7,883                                     404,871
Edwards Lifesciences Corp (a)                                        7,398                                     328,767
Intuitive Surgical Inc (a)(b)                                        4,430                                     562,610
Techne Corp (a)                                                      4,911                                     278,257
                                                                                                     ------------------
                                                                                                             1,574,505
                                                                                                     ------------------
Medical Laboratory & Testing Service (0.32%)
Covance Inc (a)                                                      7,873                                     459,390
                                                                                                     ------------------

Medical Products (0.94%)
Henry Schein Inc (a)                                                10,906                                     508,438
Varian Medical Systems Inc (a)                                      16,499                                     864,217
                                                                                                     ------------------
                                                                                                             1,372,655

                                                                                                     ------------------
Medical Sterilization Products (0.13%)
STERIS Corp                                                          8,449                                     194,496
                                                                                                     ------------------

Metal Processors & Fabrication (1.10%)
Precision Castparts Corp                                            16,741                                   1,054,348
Timken Co                                                           10,477                                     365,647
Worthington Industries (b)                                           8,933                                     176,427
                                                                                                     ------------------
                                                                                                             1,596,422
                                                                                                     ------------------
Motion Pictures & Services (0.10%)
Macrovision Corp (a)                                                 6,415                                     146,903
                                                                                                     ------------------

Multi-line Insurance (1.44%)
American Financial Group Inc/OH                                      5,857                                     259,348
Hanover Insurance Group Inc.                                         6,705                                     354,694
HCC Insurance Holdings Inc (b)                                      13,874                                     464,640
Horace Mann Educators Corp                                           5,365                                      93,405
Old Republic International Corp                                     28,672                                     637,952
Unitrin Inc                                                          5,648                                     275,905
                                                                                                     ------------------
                                                                                                             2,085,944
                                                                                                     ------------------

Multimedia (0.23%)
Belo Corp                                                           11,404                                     209,036
Media General Inc (b)                                                3,004                                     123,404
                                                                                                     ------------------
                                                                                                               332,440
                                                                                                     ------------------
Networking Products (0.35%)
3Com Corp (a)                                                       48,780                                     262,924
Polycom Inc (a)(b)                                                  10,861                                     238,942
                                                                                                     ------------------
                                                                                                               501,866
                                                                                                     ------------------
Non-hazardous Waste Disposal (0.46%)
Republic Services Inc                                               15,111                                     665,035
                                                                                                     ------------------

Office Furnishings - Original (0.42%)
Herman Miller Inc                                                    8,479                                     261,069
HNI Corp (b)                                                         6,472                                     342,239
                                                                                                     ------------------
                                                                                                               603,308
                                                                                                     ------------------
Oil - Field Services (1.19%)
Hanover Compressor Co (a)(b)                                        11,467                                     231,175
Smith International Inc (b)                                         25,097                                   1,059,846
Tidewater Inc                                                        7,554                                     439,945
                                                                                                     ------------------
                                                                                                             1,730,966
                                                                                                     ------------------
Oil & Gas Drilling (2.00%)
ENSCO International Inc                                             19,168                                   1,025,296
Helmerich & Payne Inc                                                6,523                                     474,483
Patterson-UTI Energy Inc                                            21,580                                     698,329
Pride International Inc (a)                                         20,222                                     705,546
                                                                                                     ------------------
                                                                                                             2,903,654
                                                                                                     ------------------
Oil Company - Exploration & Production (3.40%)
Denbury Resources Inc (a)                                           14,404                                     469,571
Forest Oil Corp (a)                                                  6,825                                     249,590
Newfield Exploration Co (a)                                         16,047                                     715,696
Noble Energy Inc                                                    21,985                                     988,885
Pioneer Natural Resources Co (b)                                    16,065                                     687,903
Plains Exploration & Production Co (a)                               9,791                                     360,994
Pogo Producing Co                                                    7,481                                     371,731
Quicksilver Resources Inc (a)(b)                                     8,385                                     347,474
Southwestern Energy Co (a)                                          20,927                                     753,791
                                                                                                     ------------------
                                                                                                             4,945,635
                                                                                                     ------------------
Oil Field Machinery & Equipment (1.40%)
Cooper Cameron Corp (a)                                             14,480                                     727,475
FMC Technologies Inc (a)                                             8,561                                     467,259
Grant Prideco Inc (a)                                               16,312                                     835,175
                                                                                                     ------------------
                                                                                                             2,029,909
                                                                                                     ------------------
Optical Supplies (0.27%)
Advanced Medical Optics Inc (a)(b)                                   8,332                                     388,271
                                                                                                     ------------------

Paper & Related Products (0.60%)
Bowater Inc (b)                                                      6,984                                     190,454
Glatfelter (b)                                                       5,524                                     103,409
Potlatch Corp (b)                                                    4,786                                     186,367
Rayonier Inc                                                         9,535                                     392,460
                                                                                                     ------------------
                                                                                                               872,690

                                                                                                     ------------------
Pharmacy Services (0.58%)
Omnicare Inc                                                        14,965                                     848,665
                                                                                                     ------------------

Pipelines (1.45%)
Equitable Resources Inc                                             14,967                                     531,478

National Fuel Gas Co                                                10,553                                     350,887
Questar Corp                                                        10,650                                     852,533
Western Gas Resources Inc                                            7,243                                     376,636
                                                                                                     ------------------
                                                                                                             2,111,534

                                                                                                     ------------------
Power Converter & Supply Equipment (0.27%)
Hubbell Inc                                                          7,564                                     390,681
                                                                                                     ------------------

Printing - Commercial (0.23%)
Banta Corp                                                           3,021                                     152,802
Valassis Communications Inc (a)                                      5,942                                     173,923
                                                                                                     ------------------
                                                                                                               326,725
                                                                                                     ------------------
Property & Casualty Insurance (1.84%)
Fidelity National Financial Inc                                     21,670                                     909,707
First American Corp                                                 11,952                                     509,155
Mercury General Corp                                                 4,434                                     236,643
Ohio Casualty Corp (b)                                               7,919                                     234,798
WR Berkley Corp                                                     21,101                                     789,599
                                                                                                     ------------------
                                                                                                             2,679,902
                                                                                                     ------------------
Publicly Traded Investment Fund (0.47%)
iShares S&P MidCap 400 Index Fund                                    8,560                                     686,426
                                                                                                     ------------------

Publishing - Books (0.08%)
Scholastic Corp (a)(b)                                               4,490                                     119,165
                                                                                                     ------------------

Publishing - Newspapers (0.51%)
Lee Enterprises Inc                                                  5,712                                     175,930
Washington Post Co/The                                                 731                                     559,946
                                                                                                     ------------------
                                                                                                               735,876
                                                                                                     ------------------
Publishing - Periodicals (0.12%)
Reader's Digest Association Inc/The                                 12,109                                     166,862
                                                                                                     ------------------

Racetracks (0.15%)
International Speedway Corp                                          4,395                                     216,190
                                                                                                     ------------------

Radio (0.17%)
Emmis Communications Corp (a)                                        4,607                                      56,666
Entercom Communications Corp                                         4,320                                     114,350
Westwood One Inc                                                     7,972                                      76,930
                                                                                                     ------------------
                                                                                                               247,946
                                                                                                     ------------------
Reinsurance (0.51%)
Everest Re Group Ltd                                                 8,097                                     736,827
                                                                                                     ------------------

REITS - Apartments (0.31%)
United Dominion Realty Trust Inc                                    16,770                                     455,976
                                                                                                     ------------------

REITS - Diversified (0.45%)
Liberty Property Trust                                              11,020                                     492,594
Longview Fibre Co (b)                                                6,378                                     166,211
                                                                                                     ------------------
                                                                                                               658,805
                                                                                                     ------------------
REITS - Hotels (0.27%)
Hospitality Properties Trust                                         8,981                                     387,081
                                                                                                     ------------------

REITS - Office Property (0.39%)
Highwoods Properties Inc                                             6,747                                     212,800
Mack-Cali Realty Corp                                                7,761                                     350,953
                                                                                                     ------------------
                                                                                                               563,753
                                                                                                     ------------------

                                                                                                     ------------------
REITS - Regional Malls (0.45%)
Macerich Co/The                                                      8,919                                     653,049
                                                                                                     ------------------

REITS - Shopping Centers (1.36%)
Developers Diversified Realty Corp                                  13,608                                     723,946
New Plan Excel Realty Trust (b)                                     13,036                                     321,337
Regency Centers Corp                                                 8,517                                     537,337
Weingarten Realty Investors                                         10,038                                     395,598
                                                                                                     ------------------
                                                                                                             1,978,218
                                                                                                     ------------------
REITS - Warehouse & Industrial (0.38%)
AMB Property Corp                                                   10,935                                     546,641
                                                                                                     ------------------

Rental - Auto & Equipment (0.37%)
Rent-A-Center Inc (a)                                                8,647                                     238,830
United Rentals Inc (a)(b)                                            8,360                                     298,201
                                                                                                     ------------------
                                                                                                               537,031
                                                                                                     ------------------
Research & Development (0.31%)
Pharmaceutical Product Development Inc                              12,559                                     450,491
                                                                                                     ------------------

Retail - Apparel & Shoe (3.27%)
Abercrombie & Fitch Co                                              10,944                                     664,629
Aeropostale Inc (a)                                                  6,788                                     208,459
American Eagle Outfitters                                           16,428                                     532,267
AnnTaylor Stores Corp (a)                                            9,078                                     338,882
Chico's FAS Inc (a)                                                 22,600                                     837,556
Claire's Stores Inc                                                 12,409                                     437,045
Foot Locker Inc                                                     19,488                                     451,732
Pacific Sunwear Of California (a)                                    9,263                                     215,828
Payless Shoesource Inc (a)(b)                                        8,567                                     196,784
Ross Stores Inc                                                     18,050                                     553,052
Urban Outfitters Inc (a)(b)                                         13,780                                     319,696
                                                                                                     ------------------
                                                                                                             4,755,930
                                                                                                     ------------------
Retail - Arts & Crafts (0.43%)
Michaels Stores Inc (b)                                             16,694                                     631,534
                                                                                                     ------------------

Retail - Auto Parts (0.70%)
Advance Auto Parts Inc                                              13,509                                     543,332
O'Reilly Automotive Inc (a)                                         13,996                                     474,184
                                                                                                     ------------------
                                                                                                             1,017,516
                                                                                                     ------------------
Retail - Automobile (0.48%)
Carmax Inc (a)                                                      13,094                                     462,349
Copart Inc (a)                                                       8,681                                     233,085
                                                                                                     ------------------
                                                                                                               695,434
                                                                                                     ------------------
Retail - Bookstore (0.34%)
Barnes & Noble Inc                                                   6,572                                     296,266
Borders Group Inc                                                    8,338                                     196,777
                                                                                                     ------------------
                                                                                                               493,043
                                                                                                     ------------------
Retail - Catalog Shopping (0.24%)
MSC Industrial Direct Co                                             6,766                                     350,885
                                                                                                     ------------------

Retail - Computer Equipment (0.23%)
GameStop Corp (a)                                                    7,135                                     336,772
                                                                                                     ------------------

Retail - Discount (0.47%)
99 Cents Only Stores (a)(b)                                          5,993                                      71,497
BJ's Wholesale Club Inc (a)(b)                                       8,447                                     258,647

Dollar Tree Stores Inc (a)(b)                                       13,285                                     346,340
                                                                                                     ------------------
                                                                                                               676,484
                                                                                                     ------------------
Retail - Hair Salons (0.14%)
Regis Corp                                                           5,677                                     199,092
                                                                                                     ------------------

Retail - Home Furnishings (0.09%)
Pier 1 Imports Inc                                                  10,841                                     130,851
                                                                                                     ------------------

Retail - Mail Order (0.42%)
Williams-Sonoma Inc (b)                                             14,414                                     603,514
                                                                                                     ------------------

Retail - Major Department Store (0.24%)
Saks Inc (a)                                                        17,356                                     349,550
                                                                                                     ------------------

Retail - Pet Food & Supplies (0.33%)
Petsmart Inc                                                        17,531                                     484,907
                                                                                                     ------------------

Retail - Restaurants (1.29%)
Applebees International Inc                                          9,287                                     215,551
Bob Evans Farms Inc                                                  4,478                                     129,325
Brinker International Inc                                           10,704                                     419,169
CBRL Group Inc (b)                                                   5,912                                     240,677
Cheesecake Factory/The (a)(b)                                        9,848                                     310,803
OSI Restaurant Partners Inc (c)                                      8,205                                     350,353
Ruby Tuesday Inc (b)                                                 7,253                                     215,922
                                                                                                     ------------------
                                                                                                             1,881,800
                                                                                                     ------------------
Rubber - Tires (0.04%)
Bandag Inc (b)                                                       1,457                                      58,455
                                                                                                     ------------------

Savings & Loans - Thrifts (1.20%)
Astoria Financial Corp                                              10,786                                     337,818
First Niagara Financial Group Inc                                   14,137                                     197,918
Independence Community Bank Corp                                     9,218                                     387,156
New York Community Bancorp Inc                                      32,687                                     562,543
Washington Federal Inc                                              10,878                                     260,202
                                                                                                     ------------------
                                                                                                             1,745,637
                                                                                                     ------------------
Schools (1.21%)
Career Education Corp (a)(b)                                        12,261                                     452,063
Corinthian Colleges Inc (a)(b)                                      10,736                                     159,859
DeVry Inc (a)(b)                                                     7,315                                     189,166
Education Management Corp (a)                                        8,386                                     356,070
ITT Educational Services Inc (a)                                     4,679                                     297,350
Laureate Education Inc (a)                                           6,215                                     311,309
                                                                                                     ------------------
                                                                                                             1,765,817
                                                                                                     ------------------
Semiconductor Component - Integrated Circuits (0.79%)
Atmel Corp (a)(b)                                                   53,105                                     278,270
Cypress Semiconductor Corp (a)(b)                                   16,904                                     290,073
Integrated Device Technology Inc (a)(b)                             25,008                                     380,622
Micrel Inc (a)(b)                                                    7,966                                     102,283
Triquint Semiconductor Inc (a)                                      17,483                                      94,933
                                                                                                     ------------------
                                                                                                             1,146,181
                                                                                                     ------------------
Semiconductor Equipment (0.72%)
Cabot Microelectronics Corp (a)(b)                                   3,038                                      99,373
Credence Systems Corp (a)                                           12,472                                      88,426
Lam Research Corp (a)                                               17,467                                     853,787
                                                                                                     ------------------
                                                                                                             1,041,586
                                                                                                     ------------------

Soap & Cleaning Products (0.20%)
Church & Dwight Co Inc                                               8,053                                     295,303
                                                                                                     ------------------

Steel - Producers (0.23%)
Steel Dynamics Inc                                                   5,412                                     337,925
                                                                                                     ------------------

Telecommunication Equipment (1.06%)
Adtran Inc                                                           8,521                                     214,218
CommScope Inc (a)(b)                                                 7,070                                     233,663
Harris Corp                                                         16,737                                     779,442
Plantronics Inc (b)                                                  5,872                                     220,200
Utstarcom Inc (a)(b)                                                13,126                                      91,226
                                                                                                     ------------------
                                                                                                             1,538,749
                                                                                                     ------------------
Telecommunication Equipment - Fiber Optics (0.07%)
Newport Corp (a)(b)                                                  4,988                                      95,770
                                                                                                     ------------------

Telephone - Integrated (0.43%)
Cincinnati Bell Inc (a)(c)                                          30,742                                     129,116
Telephone & Data Systems Inc                                        12,814                                     502,309
                                                                                                     ------------------
                                                                                                               631,425
                                                                                                     ------------------
Textile - Home Furnishings (0.36%)
Mohawk Industries Inc (a)                                            6,599                                     528,580
                                                                                                     ------------------

Tobacco (0.08%)
Universal Corp/Richmond VA (b)                                       3,212                                     122,281
                                                                                                     ------------------

Transactional Software (0.13%)
Transaction Systems Architects Inc (a)                               4,640                                     185,322
                                                                                                     ------------------

Transport - Equipment & Leasing (0.20%)
GATX Corp                                                            6,340                                     296,712
                                                                                                     ------------------

Transport - Marine (0.31%)
Alexander & Baldwin Inc (b)                                          5,518                                     275,183
Overseas Shipholding Group                                           3,702                                     180,768
                                                                                                     ------------------
                                                                                                               455,951
                                                                                                     ------------------
Transport - Services (1.44%)
CH Robinson Worldwide Inc                                           21,344                                     946,606
Expeditors International Washington Inc (b)(c)                      13,316                                   1,139,983
                                                                                                     ------------------
                                                                                                             2,086,589
                                                                                                     ------------------
Transport - Truck (0.94%)
Con-way Inc                                                          6,517                                     363,127
JB Hunt Transport Services Inc                                      15,410                                     367,220
Swift Transportation Co Inc (a)(b)                                   6,663                                     199,557
Werner Enterprises Inc                                               6,475                                     124,191
YRC Worldwide Inc (a)                                                7,254                                     304,668
                                                                                                     ------------------
                                                                                                             1,358,763
                                                                                                     ------------------
Veterinary Diagnostics (0.22%)
VCA Antech Inc (a)                                                  10,319                                     320,818
                                                                                                     ------------------

Water (0.26%)
Aqua America Inc (b)                                                16,068                                     384,025
                                                                                                     ------------------

Wireless Equipment (0.26%)
Powerwave Technologies Inc (a)(b)                                   13,812                                     154,004

RF Micro Devices Inc (a)(b)                                         23,650                                     219,945
                                                                                                     ------------------
                                                                                                               373,949
                                                                                                     ------------------
TOTAL COMMON STOCKS                                                                               $        144,958,928
                                                                                                     ------------------
                                                                 Principal
                                                                  Amount                                   Value
                                                                 ---------- ------------------------ ------------------
SHORT TERM INVESTMENTS (0.30%)
Commercial Paper (0.30%)
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                   429,127                                     429,127
                                                                                                     ------------------
TOTAL SHORT TERM INVESTMENTS                                                                      $            429,127
                                                                                                     ------------------
MONEY MARKET FUNDS (20.61%)
BNY Institutional Cash Reserve Fund (d)                          29,968,000                                 29,968,000
                                                                                                     ------------------
TOTAL MONEY MARKET FUNDS                                                                          $         29,968,000
                                                                                                     ------------------
Total Investments                                                                                 $        175,356,055
Liabilities in Excess of Other Assets, Net - (20.62)%                                                     (29,978,955)
                                                                                                     ------------------
TOTAL NET ASSETS - 100.00%                                                                        $        145,377,100
                                                                                                     ==================
                                                                                                     ------------------

                                                                                                     ==================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $541,906 or 0.37% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $         29,813,976
Unrealized Depreciation                                   (5,200,200)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                 24,613,776
Cost for federal income tax purposes                      150,742,279


                          SCHEDULE OF FUTURES CONTRACTS
                                                 Current       Unrealized
                         Number      Original     Market     Appreciation/
                            of
Type                     Contracts    Value       Value     (Depreciation)
------------------------ --------- --------------------------- --------------
Buy:
MidCap 400; June 2006       1          $405,750  $403,300           $(2,450)

Portfolio Summary (unaudited)
---------------------------------------------------------------
Sector                                                 Percent
---------------------------------------------------------------
Financial                                               37.54%
Consumer, Non-cyclical                                  15.76%
Consumer, Cyclical                                      14.93%
Industrial                                              14.92%
Energy                                                  11.47%
Technology                                              10.39%
Utilities                                                6.12%
Communications                                           4.71%
Basic Materials                                          3.58%
Funds                                                    0.47%
Diversified                                              0.43%
Government                                               0.30%
Liabilities in Excess of Other Assets, Net           (-20.62%)
                                                   ------------
TOTAL NET ASSETS                                       100.00%
                                                   ============

Other Assets Summary (unaudited)
---------------------------------------------------------------
Asset Type                                             Percent
---------------------------------------------------------------
Futures                                                  0.28%


Schedule of Investments
April 30, 2006 (unaudited)
MidCap Value Fund
                                                               Shares
                                                                Held                                    Value
                                                              ---------- ------------------------ ------------------
COMMON STOCKS (99.26%)
Aerospace & Defense Equipment (1.22%)
Goodrich Corp                                                    37,100                        $          1,650,950
                                                                                                  ------------------

Agricultural Operations (0.65%)
Archer-Daniels-Midland Co                                        24,000                                     872,160
                                                                                                  ------------------

Apparel Manufacturers (0.35%)
Polo Ralph Lauren Corp                                            7,712                                     468,273
                                                                                                  ------------------

Appliances (1.83%)
Whirlpool Corp (a)                                               27,600                                   2,477,100
                                                                                                  ------------------

Applications Software (0.27%)
Compuware Corp (b)                                               48,000                                     368,640
                                                                                                  ------------------

Auto/Truck Parts & Equipment - Original (0.59%)
Johnson Controls Inc                                              9,800                                     799,190
                                                                                                  ------------------

Batteries & Battery Systems (0.25%)
Energizer Holdings Inc (b)                                        6,700                                     342,705
                                                                                                  ------------------

Beverages - Wine & Spirits (0.28%)
Brown-Forman Corp                                                 5,100                                     379,950
                                                                                                  ------------------

Building - Mobil Home & Manufactured Housing (0.50%)
Winnebago Industries (a)                                         22,900                                     674,405
                                                                                                  ------------------

Building - Residential & Commercial (1.21%)
DR Horton Inc                                                     8,900                                     267,178
Meritage Homes Corp (a)(b)                                        6,700                                     439,386
Pulte Homes Inc                                                  17,348                                     647,948
Ryland Group Inc (a)                                              4,322                                     272,761
                                                                                                  ------------------
                                                                                                          1,627,273
                                                                                                  ------------------
Building & Construction Products - Miscellaneous (0.25%)
USG Corp (a)(b)                                                   3,200                                     342,304
                                                                                                  ------------------

Chemicals - Diversified (1.25%)
FMC Corp                                                          8,300                                     527,548
Lyondell Chemical Co (a)                                         22,900                                     551,890
Rohm & Haas Co                                                   11,900                                     602,140
                                                                                                  ------------------
                                                                                                          1,681,578
                                                                                                  ------------------
Chemicals - Specialty (0.60%)
Albemarle Corp                                                    8,100                                     387,342
Sigma-Aldrich Corp                                                6,200                                     425,382
                                                                                                  ------------------
                                                                                                            812,724
                                                                                                  ------------------
Coatings & Paint (1.71%)
Sherwin-Williams Co/The                                          38,000                                   1,935,720
Valspar Corp                                                     13,000                                     367,900
                                                                                                  ------------------
                                                                                                          2,303,620
                                                                                                  ------------------

Commercial Banks (4.60%)
AmSouth Bancorp                                                  34,000                                     983,960
Bank of Hawaii Corp (a)                                           9,750                                     529,522
Colonial BancGroup Inc/The                                       25,800                                     668,994
Compass Bancshares Inc                                           11,000                                     604,560
Mercantile Bankshares Corp                                       12,000                                     450,960
South Financial Group Inc/The                                    57,800                                   1,568,114
TCF Financial Corp                                               32,100                                     862,206
UnionBanCal Corp                                                  7,700                                     539,693
                                                                                                  ------------------
                                                                                                          6,208,009
                                                                                                  ------------------
Commercial Services - Finance (1.14%)
Equifax Inc                                                      11,000                                     423,940
H&R Block Inc (a)                                                48,700                                   1,111,821
                                                                                                  ------------------
                                                                                                          1,535,761
                                                                                                  ------------------
Computer Aided Design (0.20%)
Autodesk Inc (b)                                                  6,278                                     263,927
                                                                                                  ------------------

Computer Services (0.19%)
Ceridian Corp (b)                                                10,300                                     249,569
                                                                                                  ------------------

Computers (0.20%)
Apple Computer Inc (b)                                            3,918                                     275,788
                                                                                                  ------------------

Computers - Integrated Systems (0.35%)
NCR Corp (b)                                                     11,974                                     471,776
                                                                                                  ------------------

Consumer Products - Miscellaneous (0.25%)
Scotts Miracle-Gro Co/The                                         7,600                                     336,376
                                                                                                  ------------------

Cosmetics & Toiletries (0.14%)
Parlux Fragrances Inc (a)(b)                                      7,000                                     190,960
                                                                                                  ------------------

Cruise Lines (0.99%)
Royal Caribbean Cruises Ltd (a)                                  32,100                                   1,341,459
                                                                                                  ------------------

Data Processing & Management (0.44%)
Fair Isaac Corp                                                   7,810                                     289,829
Global Payments Inc                                               6,400                                     303,552
                                                                                                  ------------------
                                                                                                            593,381
                                                                                                  ------------------
Disposable Medical Products (0.21%)
CR Bard Inc                                                       3,880                                     288,905
                                                                                                  ------------------

Distribution & Wholesale (2.48%)
Genuine Parts Co                                                 36,700                                   1,601,955
Tech Data Corp (b)                                               47,589                                   1,747,468
                                                                                                  ------------------
                                                                                                          3,349,423
                                                                                                  ------------------
Diversified Manufacturing Operations (2.39%)
Eaton Corp                                                       10,550                                     808,658
ITT Industries Inc                                               34,496                                   1,939,710
Parker Hannifin Corp                                              5,900                                     478,195
                                                                                                  ------------------
                                                                                                          3,226,563
                                                                                                  ------------------
Electric - Integrated (8.37%)
Allegheny Energy Inc (b)                                         24,927                                     888,149
Alliant Energy Corp                                              19,000                                     607,240
Centerpoint Energy Inc (a)                                       58,600                                     704,372
Edison International                                             25,270                                   1,021,161

Exelon Corp                                                       4,508                                     243,432
FirstEnergy Corp                                                  9,409                                     477,130
MDU Resources Group Inc                                          47,300                                   1,738,275
OGE Energy Corp                                                  16,100                                     485,576
PG&E Corp (a)                                                    23,700                                     944,208
Pinnacle West Capital Corp                                       32,500                                   1,303,250
PPL Corp                                                         24,328                                     706,485
TXU Corp                                                          9,500                                     471,485
Xcel Energy Inc                                                  91,300                                   1,720,092
                                                                                                  ------------------
                                                                                                         11,310,855
                                                                                                  ------------------
Electric Products - Miscellaneous (0.54%)
Ametek Inc                                                        6,492                                     319,861
Molex Inc                                                        11,000                                     408,320
                                                                                                  ------------------
                                                                                                            728,181
                                                                                                  ------------------
Electronic Components - Semiconductors (0.99%)
Advanced Micro Devices Inc (b)                                   16,000                                     517,600
Freescale Semiconductor Inc - B Shares (b)                       25,800                                     817,086
                                                                                                  ------------------
                                                                                                          1,334,686
                                                                                                  ------------------
Electronic Parts Distribution (0.70%)
Arrow Electronics Inc (b)                                        14,394                                     521,063
Avnet Inc (b)                                                    16,000                                     418,400
                                                                                                  ------------------
                                                                                                            939,463
                                                                                                  ------------------
Enterprise Software & Services (0.45%)
BEA Systems Inc (b)                                              46,000                                     609,500
                                                                                                  ------------------

Fiduciary Banks (1.08%)
Mellon Financial Corp                                            23,500                                     884,305
Wilmington Trust Corp                                            12,900                                     571,470
                                                                                                  ------------------
                                                                                                          1,455,775
                                                                                                  ------------------
Finance - Auto Loans (0.29%)
AmeriCredit Corp (b)                                             13,000                                     393,640
                                                                                                  ------------------

Finance - Commercial (0.58%)
CIT Group Inc                                                    14,500                                     783,145
                                                                                                  ------------------

Finance - Consumer Loans (0.83%)
First Marblehead Corp/The (a)                                    23,300                                   1,120,730
                                                                                                  ------------------

Finance - Investment Banker & Broker (1.29%)
Bear Stearns Cos Inc/The                                          9,423                                   1,342,872
Lehman Brothers Holdings Inc                                      2,614                                     395,106
                                                                                                  ------------------
                                                                                                          1,737,978
                                                                                                  ------------------
Financial Guarantee Insurance (1.95%)
MGIC Investment Corp                                             11,047                                     781,023
Radian Group Inc                                                 29,500                                   1,850,240
                                                                                                  ------------------
                                                                                                          2,631,263
                                                                                                  ------------------
Food - Miscellaneous/Diversified (0.86%)
Campbell Soup Co                                                 16,000                                     514,240
General Mills Inc                                                 6,700                                     330,578
Kellogg Co                                                        6,700                                     310,277
                                                                                                  ------------------
                                                                                                          1,155,095
                                                                                                  ------------------
Food - Retail (0.74%)
Kroger Co/The                                                    49,300                                     998,818
                                                                                                  ------------------


Food - Wholesale & Distribution (0.28%)
Supervalu Inc (a)                                                13,000                                     377,130
                                                                                                  ------------------

Funeral Services & Related Items (0.37%)
Service Corp International/US                                    62,800                                     505,540
                                                                                                  ------------------

Gas - Distribution (1.22%)
AGL Resources Inc                                                15,892                                     562,259
Energen Corp                                                     16,237                                     572,679
Southern Union Co (a)                                            20,000                                     518,400
                                                                                                  ------------------
                                                                                                          1,653,338
                                                                                                  ------------------
Health Care Cost Containment (0.43%)
McKesson Corp                                                    12,000                                     583,080
                                                                                                  ------------------

Home Decoration Products (0.48%)
Newell Rubbermaid Inc                                            23,700                                     649,854
                                                                                                  ------------------

Hospital Beds & Equipment (1.26%)
Hillenbrand Industries Inc                                       33,200                                   1,705,152
                                                                                                  ------------------

Instruments - Controls (0.38%)
Mettler Toledo International Inc (b)                              8,000                                     518,400
                                                                                                  ------------------

Instruments - Scientific (0.50%)
Applera Corp - Applied Biosystems Group                          23,322                                     672,606
                                                                                                  ------------------

Insurance Brokers (1.23%)
Willis Group Holdings Ltd                                        47,400                                   1,666,110
                                                                                                  ------------------

Investment Companies (0.40%)
American Capital Strategies Ltd (a)                              15,700                                     546,674
                                                                                                  ------------------

Investment Management & Advisory Services (0.23%)
Ameriprise Financial Inc                                          6,433                                     315,474
                                                                                                  ------------------

Leisure & Recreation Products (0.81%)
Brunswick Corp                                                   28,000                                   1,098,160
                                                                                                  ------------------

Life & Health Insurance (2.68%)
AmerUs Group Co                                                   7,739                                     453,892
Cigna Corp                                                        8,100                                     866,700
Lincoln National Corp                                            16,600                                     964,128
Nationwide Financial Services                                    10,500                                     460,740
Protective Life Corp                                             10,400                                     524,160
Stancorp Financial Group Inc                                      7,100                                     350,314
                                                                                                  ------------------
                                                                                                          3,619,934
                                                                                                  ------------------
Lottery Services (1.23%)
GTECH Holdings Corp                                              48,700                                   1,663,592
                                                                                                  ------------------

Medical - Biomedical/Gene (0.31%)
Invitrogen Corp (a)(b)                                            6,309                                     416,457
                                                                                                  ------------------

Medical - Drugs (0.71%)
Valeant Pharmaceuticals International (a)                        53,200                                     952,280
                                                                                                  ------------------


Medical - HMO (0.65%)
Coventry Health Care Inc (b)                                     17,700                                     879,159
                                                                                                  ------------------

Medical - Hospitals (1.76%)
Triad Hospitals Inc (b)                                          32,400                                   1,334,880
Universal Health Services Inc (a)                                20,400                                   1,036,116
                                                                                                  ------------------
                                                                                                          2,370,996
                                                                                                  ------------------
Medical - Wholesale Drug Distribution (0.39%)
AmerisourceBergen Corp                                           12,100                                     522,115
                                                                                                  ------------------

Metal - Diversified (0.23%)
Freeport-McMoRan Copper & Gold Inc                                4,727                                     305,270
                                                                                                  ------------------

Metal Processors & Fabrication (0.49%)
Precision Castparts Corp                                         10,600                                     667,588
                                                                                                  ------------------

Multi-line Insurance (2.74%)
American Financial Group Inc/OH                                  11,400                                     504,792
Assurant Inc                                                     14,697                                     707,954
Genworth Financial Inc                                           18,812                                     624,558
HCC Insurance Holdings Inc (a)                                   10,500                                     351,645
Metlife Inc                                                       6,185                                     322,239
XL Capital Ltd (a)                                               18,000                                   1,186,020
                                                                                                  ------------------
                                                                                                          3,697,208
                                                                                                  ------------------
Oil - Field Services (0.25%)
BJ Services Co                                                    8,900                                     338,645
                                                                                                  ------------------

Oil & Gas Drilling (1.30%)
ENSCO International Inc                                          11,200                                     599,088
Helmerich & Payne Inc                                             7,500                                     545,550
Rowan Cos Inc                                                    13,700                                     607,321
                                                                                                  ------------------
                                                                                                          1,751,959
                                                                                                  ------------------
Oil Company - Exploration & Production (0.81%)
Anadarko Petroleum Corp                                           2,758                                     289,094
Murphy Oil Corp                                                  16,000                                     802,880
                                                                                                  ------------------
                                                                                                          1,091,974
                                                                                                  ------------------
Oil Company - Integrated (0.93%)
Marathon Oil Corp                                                15,900                                   1,261,824
                                                                                                  ------------------

Oil Field Machinery & Equipment (0.80%)
Cooper Cameron Corp (b)                                          10,700                                     537,568
Grant Prideco Inc (b)                                            10,500                                     537,600
                                                                                                  ------------------
                                                                                                          1,075,168
                                                                                                  ------------------
Oil Refining & Marketing (0.24%)
Valero Energy Corp                                                4,924                                     318,780
                                                                                                  ------------------

Paper & Related Products (0.41%)
Temple-Inland Inc                                                12,000                                     557,280
                                                                                                  ------------------

Physical Therapy & Rehabilitation Centers (0.84%)
Healthsouth Corp (a)(b)                                         247,200                                   1,132,176
                                                                                                  ------------------

Pipelines (1.68%)
El Paso Corp (a)                                                 41,800                                     539,638
Equitable Resources Inc                                          10,600                                     376,406
National Fuel Gas Co                                             17,600                                     585,200

Questar Corp                                                      9,538                                     763,517
                                                                                                  ------------------
                                                                                                          2,264,761
                                                                                                  ------------------
Power Converter & Supply Equipment (1.38%)
American Power Conversion Corp                                   83,900                                   1,865,936
                                                                                                  ------------------

Printing - Commercial (0.49%)
RR Donnelley & Sons Co                                           19,479                                     656,248
                                                                                                  ------------------

Property & Casualty Insurance (1.58%)
Commerce Group Inc                                                6,700                                     388,667
First American Corp                                              13,633                                     580,766
Safeco Corp                                                       8,300                                     430,770
WR Berkley Corp                                                  19,761                                     739,456
                                                                                                  ------------------
                                                                                                          2,139,659
                                                                                                  ------------------
Quarrying (0.43%)
Vulcan Materials Co                                               6,800                                     577,728
                                                                                                  ------------------

Reinsurance (1.02%)
Axis Capital Holdings Ltd                                        46,300                                   1,380,666
                                                                                                  ------------------

REITS - Apartments (1.47%)
Archstone-Smith Trust                                            15,913                                     777,827
AvalonBay Communities Inc                                         6,700                                     721,590
Essex Property Trust Inc                                          4,500                                     490,950
                                                                                                  ------------------
                                                                                                          1,990,367
                                                                                                  ------------------
REITS - Diversified (0.59%)
Crescent Real Estate EQT Co                                      15,000                                     300,000
Liberty Property Trust                                           11,006                                     491,968
                                                                                                  ------------------
                                                                                                            791,968
                                                                                                  ------------------
REITS - Office Property (1.68%)
American Financial Realty Trust (a)                              93,700                                   1,066,306
Boston Properties Inc                                             8,400                                     741,468
Mack-Cali Realty Corp                                            10,300                                     465,766
                                                                                                  ------------------
                                                                                                          2,273,540
                                                                                                  ------------------
REITS - Regional Malls (0.78%)
CBL & Associates Properties Inc                                   9,346                                     373,747
Macerich Co/The                                                   9,232                                     675,967
                                                                                                  ------------------
                                                                                                          1,049,714
                                                                                                  ------------------
REITS - Shopping Centers (1.79%)
Federal Realty Invs Trust                                         7,000                                     477,610
Kimco Realty Corp                                                14,730                                     546,925
Pan Pacific Retail Properties Inc                                 6,400                                     426,496
Regency Centers Corp (a)                                          7,500                                     473,175
Weingarten Realty Investors (a)                                  12,500                                     492,625
                                                                                                  ------------------
                                                                                                          2,416,831
                                                                                                  ------------------
REITS - Warehouse & Industrial (0.71%)
AMB Property Corp                                                 8,700                                     434,913
First Industrial Realty Trust Inc (a)                            13,300                                     521,892
                                                                                                  ------------------
                                                                                                            956,805
                                                                                                  ------------------
Retail - Apparel & Shoe (0.56%)
AnnTaylor Stores Corp (b)                                        12,400                                     462,892
Nordstrom Inc                                                     7,800                                     298,974
                                                                                                  ------------------
                                                                                                            761,866
                                                                                                  ------------------

Retail - Discount (1.29%)
Family Dollar Stores Inc (a)                                     69,900                                   1,747,500
                                                                                                  ------------------

Retail - Major Department Store (0.63%)
JC Penney Co Inc                                                 12,907                                     844,892
                                                                                                  ------------------

Retail - Office Supplies (0.49%)
Office Depot Inc (b)                                             16,400                                     665,512
                                                                                                  ------------------

Retail - Regional Department Store (0.84%)
Federated Department Stores Inc                                  14,636                                   1,139,413
                                                                                                  ------------------

Retail - Restaurants (0.31%)
Darden Restaurants Inc                                            7,717                                     305,593
Tim Hortons Inc (a)(b)                                            4,200                                     114,030
                                                                                                  ------------------
                                                                                                            419,623
                                                                                                  ------------------
Savings & Loans - Thrifts (2.39%)
New York Community Bancorp Inc                                   96,200                                   1,655,602
People's Bank/Bridgeport CT                                      48,008                                   1,572,262
                                                                                                  ------------------
                                                                                                          3,227,864
                                                                                                  ------------------
Semiconductor Equipment (0.26%)
Novellus Systems Inc (b)                                         14,100                                     348,270
                                                                                                  ------------------

Steel - Producers (0.80%)
Nucor Corp                                                        9,977                                   1,085,697
                                                                                                  ------------------

Telecommunication Equipment (0.29%)
Harris Corp                                                       8,309                                     386,950
                                                                                                  ------------------

Telephone - Integrated (0.83%)
Citizens Communications Co                                       34,033                                     451,958
Qwest Communications International Inc (a)(b)                   100,400                                     673,684
                                                                                                  ------------------
                                                                                                          1,125,642
                                                                                                  ------------------
Tobacco (4.78%)
Loews Corp - Carolina Group                                      48,379                                   2,478,940
Reynolds American Inc (a)                                        23,301                                   2,554,955
UST Inc (a)                                                      32,300                                   1,418,939
                                                                                                  ------------------
                                                                                                          6,452,834
                                                                                                  ------------------
Tools - Hand Held (1.57%)
Black & Decker Corp                                               5,400                                     505,494
Stanley Works/The (a)                                            30,900                                   1,614,525
                                                                                                  ------------------
                                                                                                          2,120,019
                                                                                                  ------------------
Toys (0.47%)
Mattel Inc                                                       39,600                                     640,728
                                                                                                  ------------------

Transport - Rail (0.96%)
Burlington Northern Santa Fe Corp                                 3,341                                     265,710
Norfolk Southern Corp                                            19,200                                   1,036,800
                                                                                                  ------------------
                                                                                                          1,302,510
                                                                                                  ------------------
Transport - Services (1.31%)
Ryder System Inc                                                 34,000                                   1,773,100
                                                                                                  ------------------

Transport - Truck (0.31%)
YRC Worldwide Inc (b)                                            10,021                                     420,882
                                                                                                  ------------------
TOTAL COMMON STOCKS                                                                            $        134,073,346
                                                                                                  ------------------

                                                              Principal
                                                               Amount                                   Value
                                                              ---------- ------------------------ ------------------
SHORT TERM INVESTMENTS (0.65%)
Commercial Paper (0.65%)
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                879,078                                     879,078
                                                                                                  ------------------
TOTAL SHORT TERM INVESTMENTS                                                                   $            879,078
                                                                                                  ------------------
MONEY MARKET FUNDS (14.42%)
BNY Institutional Cash Reserve Fund (c)                       19,481,000                                 19,481,000
                                                                                                  ------------------
TOTAL MONEY MARKET FUNDS                                                                       $         19,481,000
                                                                                                  ------------------
Total Investments                                                                              $        154,433,424
Liabilities in Excess of Other Assets, Net - (14.33)%                                                  (19,359,108)
                                                                                                  ------------------
TOTAL NET ASSETS - 100.00%                                                                     $        135,074,316
                                                                                                  ==================
                                                                                                  ------------------

                                                                                                  ==================

(a)   Security or a portion of the security was on loan at the end of the period.
(b)   Non-Income Producing Security
(c)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                          14,562,029
Unrealized Depreciation                                         (3,117,963)
                                                          ------------------
Net Unrealized Appreciation (Depreciation)                       11,444,066
Cost for federal income tax purposes                            142,989,358


Portfolio Summary (unaudited)
-------------------------------------------------- ------ ------------------
Sector                                                              Percent
-------------------------------------------------- ------ ------------------
Financial                                                            44.33%
Consumer, Non-cyclical                                               16.52%
Consumer, Cyclical                                                   15.08%
Industrial                                                           12.27%
Utilities                                                             9.60%
Energy                                                                6.00%
Basic Materials                                                       5.42%
Technology                                                            3.34%
Communications                                                        1.12%
Government                                                            0.65%
Liabilities in Excess of Other Assets, Net                        (-14.33%)
                                                          ------------------
TOTAL NET ASSETS                                                    100.00%
                                                          ==================


Schedule of Investments
April 30, 2006 (unaudited)
Money Market Fund
                                                      Principal
                                                       Amount                                   Value
                                                      ---------- ------------------------ ------------------
COMMERCIAL PAPER (95.55%)
Aerospace & Defense Equipment (0.67%)
United Technologies Corp
4.76%, 5/ 5/2006                                      4,030,000                        $          4,027,869
                                                                                          ------------------

Asset Backed Securities (8.17%)
CAFCO
4.59%, 5/ 1/2006                                      5,000,000                                   5,000,000
4.65%, 5/ 9/2006                                      3,500,000                                   3,496,383
4.79%, 6/ 9/2006                                      5,000,000                                   4,974,054
4.89%, 6/16/2006                                      4,000,000                                   3,975,007
FCAR Owner Trust I
4.68%, 6/ 5/2006                                      3,900,000                                   3,882,255
4.80%, 6/ 9/2006                                      4,970,000                                   4,944,156
4.99%, 7/18/2006                                      3,900,000                                   3,857,835
4.91%, 7/20/2006                                      5,000,000                                   4,945,444
Windmill Funding
4.67%, 5/ 5/2006                                      3,885,000                                   3,882,984
4.86%, 5/25/2006                                      2,630,000                                   2,621,479
4.90%, 6/12/2006                                      4,000,000                                   3,977,133
4.86%, 6/28/2006                                      4,000,000                                   3,968,680
                                                                                          ------------------
                                                                                                 49,525,410
                                                                                          ------------------
Commercial Banks (12.61%)
Caylon North America
4.60%, 5/ 8/2006                                      4,100,000                                   4,096,333
4.67%, 5/22/2006                                      4,200,000                                   4,188,558
4.665%, 6/12/2006                                     4,500,000                                   4,475,509
4.69%, 7/10/2006                                      4,900,000                                   4,855,315
Nordea North America
4.73%, 5/24/2006                                      5,000,000                                   4,984,890
4.73%, 6/ 1/2006                                      4,600,000                                   4,581,264
Skandinaviska Enskilda Banken
4.555%, 5/ 2/2006                                     5,000,000                                   4,999,362
4.65%, 5/ 3/2006                                      4,700,000                                   4,698,786
4.87%, 6/22/2006                                      4,800,000                                   4,766,235
4.88%, 6/29/2006                                      4,000,000                                   3,968,009
Societe Generale North America Inc.
4.76%, 5/10/2006                                      5,445,000                                   5,438,520
4.86%, 5/26/2006                                      4,400,000                                   4,385,150
4.84%, 6/30/2006                                      4,285,000                                   4,250,434
Svenska Handelsbanken
4.94%, 6/27/2006                                      4,300,000                                   4,266,367
Westpac Banking Corp
4.665%, 5/15/2006                                     4,500,000                                   4,491,836
4.98%, 7/ 6/2006                                      5,000,000                                   4,954,350
Westpac Trust Securities Ltd.
4.79%, 6/ 1/2006                                      3,000,000                                   2,987,652
                                                                                          ------------------
                                                                                                 76,388,570
                                                                                          ------------------
Distribution & Wholesale (0.74%)
Louis Dreyfus
4.95%, 6/ 6/2006                                      4,500,000                                   4,477,725
                                                                                          ------------------


Diversified Financial Services (4.95%)
Amstel Funding
4.85%, 6/26/2006                                      7,700,000                                   7,641,908
4.94%, 7/10/2006                                      2,885,000                                   2,857,288
4.95%, 7/11/2006                                      5,000,000                                   4,951,187
General Electric Capital
4.71%, 5/16/2006                                      2,000,000                                   1,996,075
4.63%, 5/18/2006                                      4,540,000                                   4,530,074
4.79%, 6/ 5/2006                                      4,100,000                                   4,080,906
4.88%, 7/ 5/2006                                      4,000,000                                   3,964,756
                                                                                          ------------------
                                                                                                 30,022,194
                                                                                          ------------------
Finance - Auto Loans (0.82%)
Paccar Financial
4.79%, 6/13/2006                                      2,725,000                                   2,709,409
4.92%, 7/12/2006                                      2,300,000                                   2,277,368
                                                                                          ------------------
                                                                                                  4,986,777
                                                                                          ------------------
Finance - Commercial (3.44%)
Caterpillar Financial Services Corp
4.67%, 6/19/2006                                      3,300,000                                   3,279,024
CIT Group
4.61%, 5/ 4/2006                                      4,000,000                                   3,998,463
4.62%, 5/12/2006                                      5,000,000                                   4,992,942
4.64%, 5/23/2006                                      4,200,000                                   4,188,091
4.67%, 6/ 7/2006                                      4,400,000                                   4,378,881
                                                                                          ------------------
                                                                                                 20,837,401
                                                                                          ------------------
Finance - Consumer Loans (1.48%)
American General Finance
4.62%, 5/11/2006                                      4,500,000                                   4,494,225
4.83%, 6/22/2006                                      4,500,000                                   4,468,605
                                                                                          ------------------
                                                                                                  8,962,830
                                                                                          ------------------
Finance - Credit Card (1.63%)
American Express Credit
4.80%, 5/18/2006                                      9,900,000                                   9,877,560
                                                                                          ------------------

Finance - Investment Banker & Broker (8.60%)
Bear Stearns
4.64%, 5/19/2006                                      4,600,000                                   4,589,328
4.70%, 6/ 2/2006                                      3,500,000                                   3,485,378
4.80%, 6/14/2006                                      4,100,000                                   4,075,947
4.97%, 6/27/2006                                      4,500,000                                   4,464,589
Citigroup Funding
4.62%, 5/24/2006                                      3,000,000                                   2,991,145
4.92%, 6/20/2006                                      4,400,000                                   4,369,933
ING U.S. Funding
4.68%, 5/11/2006                                      3,900,000                                   3,894,930
4.61%, 5/15/2006                                      4,500,000                                   4,491,932
4.90%, 6/29/2006                                      3,500,000                                   3,471,893
4.93%, 7/17/2006                                      4,000,000                                   3,957,821
Merrill Lynch & Co Inc
4.75%, 5/ 3/2006                                      5,000,000                                   4,998,681
4.83%, 5/31/2006                                      3,550,000                                   3,535,711
4.93%, 7/ 7/2006                                      3,800,000                                   3,765,134
                                                                                          ------------------
                                                                                                 52,092,422
                                                                                          ------------------
Finance - Leasing Company (3.21%)
International Lease Finance
4.81%, 5/24/2006                                      2,190,000                                   2,183,270
4.90%, 6/23/2006                                      3,120,000                                   3,097,492
4.91%, 6/23/2006                                      4,400,000                                   4,368,194
International Lease Finance (continued)
4.88%, 7/11/2006                                      5,000,000                                   4,951,878
River Fuel Funding
4.80%, 6/21/2006                                      4,900,000                                   4,866,680
                                                                                          ------------------
                                                                                                 19,467,514
                                                                                          ------------------
Finance - Other Services (8.99%)
Commoloco
4.70%, 5/12/2006                                      5,000,000                                   4,992,819
4.81%, 5/19/2006                                      4,100,000                                   4,090,140
CRC Funding
4.66%, 5/ 5/2006                                      4,000,000                                   3,997,929
4.78%, 6/ 6/2006                                      5,000,000                                   4,976,100
4.90%, 6/15/2006                                      4,000,000                                   3,975,500
HSBC Funding
4.69%, 5/10/2006                                      3,345,000                                   3,341,078
4.78%, 5/31/2006                                      5,100,000                                   5,079,685
4.95%, 7/13/2006                                      3,000,000                                   2,969,888
4.97%, 8/16/2006                                      2,840,000                                   2,798,048
Park Avenue Receivables Company
4.77%, 5/ 2/2006                                      4,500,000                                   4,499,404
Private Export Funding
4.61%, 6/ 1/2006                                      4,900,000                                   4,880,548
4.82%, 7/ 6/2006                                      4,000,000                                   3,964,653
4.90%, 8/29/2006                                      5,000,000                                   4,918,333
                                                                                          ------------------
                                                                                                 54,484,125
                                                                                          ------------------
Metal - Aluminum (0.25%)
Alcoa Inc
4.93%, 5/17/2006                                      1,535,000                                   1,531,637
                                                                                          ------------------

Money Center Banks (8.55%)
Bank of America
4.57%, 5/ 3/2006                                      4,000,000                                   3,998,985
4.60%, 5/ 9/2006                                      4,000,000                                   3,995,911
4.88%, 7/ 7/2006                                      5,000,000                                   4,954,589
5.02%, 7/28/2006                                      4,000,000                                   3,950,916
BNP Paribas Finance
4.948%, 7/18/2006                                     4,200,000                                   4,154,973
HBOS Treasury Services
4.68%, 5/15/2006                                      3,000,000                                   2,994,540
4.65%, 5/17/2006                                      4,400,000                                   4,390,907
4.72%, 6/ 5/2006                                      4,600,000                                   4,578,891
4.725%, 6/ 6/2006                                     3,530,000                                   3,513,321
UBS Finance Delaware LLC
4.665%, 5/ 8/2006                                     5,170,000                                   5,165,310
4.69%, 5/22/2006                                      3,200,000                                   3,191,245
4.935%, 6/26/2006                                     4,000,000                                   3,969,293
4.925%, 7/10/2006                                     3,000,000                                   2,971,271
                                                                                          ------------------
                                                                                                 51,830,152
                                                                                          ------------------
Multi-line Insurance (2.76%)
Genworth Financial
4.71%, 5/12/2006                                      4,900,000                                   4,892,948
4.78%, 5/24/2006                                      4,500,000                                   4,486,257
4.90%, 6/20/2006                                      3,500,000                                   3,476,181
4.92%, 6/26/2006                                      3,900,000                                   3,870,152
                                                                                          ------------------
                                                                                                 16,725,538
                                                                                          ------------------

Oil Company - Integrated (0.65%)
Total Capital
4.955%, 7/25/2006                                     4,000,000                                   3,953,203
                                                                                          ------------------

Special Purpose Entity (24.10%)
Barclays U.S. Funding
4.61%, 5/ 1/2006                                      4,100,000                                   4,100,000
4.675%, 5/22/2006                                     3,900,000                                   3,889,364
4.68%, 5/23/2006                                      4,100,000                                   4,088,274
Charta LLC
4.67%, 5/ 9/2006                                      3,855,000                                   3,850,999
4.76%, 5/26/2006                                      2,175,000                                   2,167,810
4.88%, 6/13/2006                                      2,640,000                                   2,624,612
4.91%, 7/14/2006                                      5,000,000                                   4,949,536
Compass Securitization
4.77%, 5/ 4/2006                                      5,000,000                                   4,998,013
4.76%, 5/16/2006                                      3,000,000                                   2,994,050
Galaxy Funding
4.80%, 6/ 2/2006                                      4,100,000                                   4,082,507
4.72%, 6/ 8/2006                                      4,500,000                                   4,477,580
4.82%, 6/20/2006                                      4,000,000                                   3,973,222
4.83%, 6/23/2006                                      3,990,000                                   3,961,628
Grampian Funding
4.65%, 5/16/2006                                      4,700,000                                   4,690,894
4.96%, 7/19/2006                                      4,000,000                                   3,956,462
4.83%, 7/21/2006                                      4,600,000                                   4,550,010
Ranger Funding
4.60%, 5/ 8/2006                                      4,700,000                                   4,695,796
4.84%, 5/26/2006                                      4,888,000                                   4,871,571
4.97%, 6/ 9/2006                                      2,915,000                                   2,899,305
4.88%, 7/ 3/2006                                      4,900,000                                   4,858,154
Scaldis Capital
4.71%, 5/25/2006                                      4,000,000                                   3,987,440
4.83%, 6/21/2006                                      3,800,000                                   3,773,999
4.85%, 6/27/2006                                      4,515,000                                   4,480,329
4.89%, 7/ 5/2006                                      4,900,000                                   4,856,737
Sheffield Receivables
4.86%, 5/19/2006                                      2,665,000                                   2,658,524
4.86%, 5/22/2006                                      2,350,000                                   2,343,338
4.94%, 5/25/2006                                      3,545,000                                   3,533,325
Southern Company Funding
4.85%, 5/23/2006                                      3,050,000                                   3,040,960
Surrey Funding
4.61%, 5/10/2006                                      3,365,000                                   3,361,122
4.91%, 6/15/2006                                      1,890,000                                   1,878,400
4.91%, 6/19/2006                                      5,000,000                                   4,966,585
White Pine Finance
4.63%, 5/17/2006                                      6,000,000                                   5,987,653
4.71%, 5/30/2006                                      4,000,000                                   3,984,823
4.78%, 5/30/2006                                      2,600,000                                   2,589,989
5.00%, 7/20/2006                                      5,000,000                                   4,944,444
Yorktown Capital
4.90%, 5/25/2006                                      4,300,000                                   4,285,953
4.81%, 6/19/2006                                      4,700,000                                   4,669,229
                                                                                          ------------------
                                                                                                146,022,637
                                                                                          ------------------
Supranational Bank (1.94%)
Corp Andina de Fomento
4.64%, 5/ 4/2006                                      3,300,000                                   3,298,724
4.68%, 5/11/2006                                      4,000,000                                   3,994,800

Corp Andina de Fomento (continued)
4.83%, 6/ 2/2006                                      4,500,000                                   4,480,680
                                                                                          ------------------
                                                                                                 11,774,204
                                                                                          ------------------
Telecommunication Services (0.66%)
Verizon Global Funding
5.02%, 1/12/2007 (a)                                  4,000,000                                   4,000,000
                                                                                          ------------------

Telephone - Integrated (0.66%)
Bellsouth Corp
4.67%, 5/ 2/2006                                      4,000,000                                   3,999,481
                                                                                          ------------------

Tools - Hand held (0.67%)
Stanley Works
4.79%, 5/31/2006                                      4,100,000                                   4,083,634
                                                                                          ------------------
TOTAL COMMERCIAL PAPER                                                                 $        579,070,883
                                                                                          ------------------
CERTIFICATE OF DEPOSIT (0.51%)
Commercial Banks (0.51%)
Citibank
4.71%, 5/16/2006                                      3,100,000                                   3,100,000
                                                                                          ------------------
TOTAL CERTIFICATE OF DEPOSIT                                                           $          3,100,000
                                                                                          ------------------
BONDS (3.81%)
Aerospace & Defense Equipment (0.14%)
United Technologies Corp
7.00%, 9/15/2006                                        830,000                                     837,882
                                                                                          ------------------

Asset Backed Securities (0.02%)
CIT Equipment Collateral
3.85%, 5/22/2006                                        121,824                                     121,824
                                                                                          ------------------

Automobile Sequential (1.89%)
Capital Auto Receivables Asset Trust
4.64%, 6/15/2006 (b)                                  1,570,364                                   1,570,364
Capital One Auto Finance Trust
4.43%, 6/15/2006                                      1,316,142                                   1,316,142
5.12%, 5/15/2007 (c)                                  3,000,000                                   3,000,000
Hyundai Auto Receivables Trust
4.84%, 9/15/2006                                      1,581,059                                   1,581,059
Nissan Auto Lease Trust
4.27%, 7/17/2006                                        695,447                                     695,447
Triad Auto Receivables Owner Trust
4.57%, 7/12/2006                                      1,976,482                                   1,976,482
USAA Auto Owner Trust
4.17%, 7/17/2006 (a)                                    418,990                                     418,990
4.40%, 8/15/2006                                        919,069                                     919,069
                                                                                          ------------------
                                                                                                 11,477,553
                                                                                          ------------------
Finance - Commercial (0.64%)
Caterpillar Financial Services Corp
5.95%, 5/ 1/2006                                      1,300,000                                   1,300,000
4.75%, 5/12/2006 (a)                                  2,600,000                                   2,599,897
                                                                                          ------------------
                                                                                                  3,899,897
                                                                                          ------------------
Publishing - Newspapers (0.59%)
Gannett Co Inc
5.50%, 4/ 1/2007                                      3,550,000                                   3,552,191
                                                                                          ------------------


Special Purpose Entity (0.53%)
Allstate Life Global Funding Trusts
4.82%, 5/ 4/2006 (a)                                  3,200,000                                   3,200,000
                                                                                          ------------------
TOTAL BONDS                                                                            $         23,089,347
                                                                                          ------------------
Total Investments                                                                      $        605,260,230
Other Assets in Excess of Liabilities, Net - 0.13%                                                  795,751
                                                                                          ------------------
TOTAL NET ASSETS - 100.00%                                                             $        606,055,981
                                                                                          ==================
                                                                                          ------------------

                                                                                          ==================

(a)  Variable Rate
(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $1,570,364 or 0.26% of net assets.


(c)  Security purchased on a when-issued basis. See Notes to Financial Statements.

Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Financial                                                84.76%
Asset Backed Securities                                  10.08%
Communications                                            1.91%
Industrial                                                1.48%
Consumer, Cyclical                                        0.74%
Energy                                                    0.65%
Basic Materials                                           0.25%
Other Assets in Excess of Liabilities, Net                0.13%
                                              ------------------
TOTAL NET ASSETS                                        100.00%
                                              ==================


Schedule of Investments
April 30, 2006 (unaudited)
Partners Global Equity Fund
                                                                 Shares
                                                                  Held                                    Value
                                                                ---------- ------------------------ ------------------
COMMON STOCKS (98.29%)
Advertising Services (0.85%)
WPP Group PLC                                                      17,500                        $            215,347
                                                                                                    ------------------

Aerospace & Defense (1.02%)
Boeing Co                                                           3,100                                     258,695
                                                                                                    ------------------

Aerospace & Defense Equipment (1.73%)
United Technologies Corp                                            7,000                                     439,670
                                                                                                    ------------------

Applications Software (1.70%)
Microsoft Corp                                                     17,900                                     432,285
                                                                                                    ------------------

Auto - Car & Light Trucks (1.82%)
Bayerische Motoren Werke AG                                         3,700                                     201,110
Nissan Motor Co Ltd                                                20,000                                     262,171
                                                                                                    ------------------
                                                                                                              463,281
                                                                                                    ------------------
Beverages - Non-alcoholic (1.35%)
PepsiCo Inc                                                         5,900                                     343,616
                                                                                                    ------------------

Brewery (1.32%)
Fomento Economico Mexicano SA de CV ADR                             3,600                                     334,368
                                                                                                    ------------------

Building - Residential & Commercial (1.09%)
Lennar Corp                                                         5,040                                     276,847
                                                                                                    ------------------

Building & Construction Products - Miscellaneous (1.13%)
Imerys SA                                                           3,350                                     287,371
                                                                                                    ------------------

Building Products - Cement & Aggregate (2.31%)
Holcim Ltd                                                          2,600                                     217,407
Lafarge SA                                                          3,000                                     368,448
                                                                                                    ------------------
                                                                                                              585,855
                                                                                                    ------------------
Chemicals - Diversified (1.15%)
Nitto Denko Corp                                                    3,500                                     292,688
                                                                                                    ------------------

Commercial Banks (13.84%)
Banco Bilbao Vizcaya Argentaria SA                                 16,600                                     366,138
Bank of Fukuoka Ltd/The                                            29,000                                     249,116
Bank of Yokohama/The                                               30,000                                     234,588
Barclays PLC                                                       35,400                                     441,084
BNP Paribas                                                         3,400                                     320,783
BNP Paribas (a)                                                       310                                      28,252
HSBC Holdings PLC                                                  28,800                                     491,041
Mitsubishi UFJ Financial Group Inc                                     26                                     407,531
Royal Bank of Scotland Group PLC                                   13,400                                     436,226
UniCredito Italiano SpA                                            72,100                                     542,201
                                                                                                    ------------------
                                                                                                            3,516,960
                                                                                                    ------------------
Consulting Services (1.24%)
Accenture Ltd                                                      10,850                                     315,410
                                                                                                    ------------------


Cosmetics & Toiletries (1.51%)
Procter & Gamble Co                                                 6,600                                     384,186
                                                                                                    ------------------

Distribution & Wholesale (0.85%)
Esprit Holdings Ltd                                                27,000                                     215,550
                                                                                                    ------------------

Diversified Manufacturing Operations (3.73%)
General Electric Co                                                19,900                                     688,341
Pentair Inc                                                         6,800                                     260,304
                                                                                                    ------------------
                                                                                                              948,645
                                                                                                    ------------------
Diversified Minerals (1.66%)
Cia Vale do Rio Doce ADR                                            8,200                                     422,464
                                                                                                    ------------------

Electric - Integrated (0.77%)
Scottish Power PLC                                                 19,300                                     196,627
                                                                                                    ------------------

Electronic Components - Miscellaneous (2.44%)
Fanuc Ltd                                                           3,200                                     301,786
Hoya Corp                                                           7,900                                     318,906
                                                                                                    ------------------
                                                                                                              620,692
                                                                                                    ------------------
Electronic Components - Semiconductors (2.26%)
Intel Corp                                                         10,300                                     205,794
Samsung Electronics (a)(b)(c)                                         785                                     267,685
Sirf Technology Holdings Inc (a)(c)                                 2,919                                      99,684
                                                                                                    ------------------
                                                                                                              573,163
                                                                                                    ------------------
Enterprise Software & Services (1.53%)
BEA Systems Inc (a)                                                11,700                                     155,025
CA Inc (c)                                                          9,200                                     233,312
                                                                                                    ------------------
                                                                                                              388,337
                                                                                                    ------------------
Finance - Commercial (1.28%)
CIT Group Inc                                                       6,000                                     324,060
                                                                                                    ------------------

Finance - Investment Banker & Broker (5.33%)
Credit Suisse Group                                                 7,500                                     469,749
Friedman Billings Ramsey Group Inc (c)                             10,700                                     115,667
Nikko Cordial Corp                                                 20,500                                     330,836
UBS AG                                                              3,700                                     437,307
                                                                                                    ------------------
                                                                                                            1,353,559
                                                                                                    ------------------
Food - Retail (1.20%)
Tesco PLC                                                          52,600                                     305,469
                                                                                                    ------------------

Gas - Distribution (0.94%)
Centrica PLC                                                       44,000                                     239,330
                                                                                                    ------------------

Import & Export (1.26%)
Mitsubishi Corp                                                    13,300                                     320,854
                                                                                                    ------------------

Life & Health Insurance (1.32%)
Prudential Financial Inc                                            4,300                                     335,959
                                                                                                    ------------------

Machinery - Construction & Mining (1.34%)
Caterpillar Inc                                                     4,500                                     340,830
                                                                                                    ------------------

Machinery - Electrical (2.16%)
Nidec Corp                                                          3,600                                     276,778

SMC Corp/Japan                                                      1,800                                     272,679
                                                                                                    ------------------
                                                                                                              549,457
                                                                                                    ------------------
Medical - Biomedical/Gene (1.62%)
Amgen Inc (a)                                                       6,100                                     412,970
                                                                                                    ------------------

Medical - Drugs (5.74%)
GlaxoSmithKline PLC                                                15,600                                     441,494
Pfizer Inc                                                         13,100                                     331,823
Roche Holding AG                                                    2,000                                     306,653
Sanofi-Aventis                                                      2,800                                     263,645
Sepracor Inc (a)(c)                                                 2,600                                     116,064
                                                                                                    ------------------
                                                                                                            1,459,679
                                                                                                    ------------------
Medical Products (1.51%)
Johnson & Johnson                                                   6,550                                     383,896
                                                                                                    ------------------

Multi-line Insurance (3.36%)
Hartford Financial Services Group Inc                               2,500                                     229,825
ING Groep NV                                                        6,500                                     264,137
Zurich Financial Services AG                                        1,480                                     359,067
                                                                                                    ------------------
                                                                                                              853,029
                                                                                                    ------------------
Multimedia (1.18%)
News Corp (c)                                                      16,400                                     298,972
                                                                                                    ------------------

Networking Products (0.99%)
Juniper Networks Inc (a)                                           13,600                                     251,328
                                                                                                    ------------------

Office Automation & Equipment (0.84%)
Canon Inc                                                           2,800                                     213,555
                                                                                                    ------------------

Oil - Field Services (1.65%)
Weatherford International Ltd (a)                                   7,900                                     418,147
                                                                                                    ------------------

Oil & Gas Drilling (1.39%)
Transocean Inc (a)                                                  4,350                                     352,655
                                                                                                    ------------------

Oil Company - Exploration & Production (1.13%)
Talisman Energy                                                     5,100                                     287,371
                                                                                                    ------------------

Oil Company - Integrated (5.40%)
BG Group PLC                                                       18,500                                     247,996
ConocoPhillips                                                      8,150                                     545,235
Total SA                                                            2,100                                     579,843
                                                                                                    ------------------
                                                                                                            1,373,074
                                                                                                    ------------------
Real Estate Operator & Developer (0.70%)
Mitsui Fudosan Co Ltd                                               8,000                                     178,634
                                                                                                    ------------------

Regional Banks (1.94%)
Bank of America Corp                                                9,900                                     494,208
                                                                                                    ------------------

Retail - Building Products (0.67%)
Kingfisher PLC                                                     41,600                                     170,321
                                                                                                    ------------------

Retail - Drug Store (1.05%)
Shoppers Drug Mart Corp                                             6,750                                     266,856
                                                                                                    ------------------


Retail - Office Supplies (1.77%)
Office Depot Inc (a)                                               11,100                                     450,438
                                                                                                    ------------------

Tobacco (1.58%)
Altria Group Inc                                                    5,500                                     402,380
                                                                                                    ------------------

Transport - Services (0.95%)
Deutsche Post AG                                                    9,062                                     241,312
                                                                                                    ------------------

Wireless Equipment (4.69%)
Nokia OYJ                                                          19,700                                     447,913
Qualcomm Inc                                                        7,500                                     385,050
Telefonaktiebolaget LM Ericsson                                   101,400                                     359,701
                                                                                                    ------------------
                                                                                                            1,192,664
                                                                                                    ------------------
TOTAL COMMON STOCKS                                                                              $         24,983,064
                                                                                                    ------------------
                                                                Principal
                                                                 Amount                                   Value
                                                                ---------- ------------------------ ------------------
MONEY MARKET FUNDS (3.64%)
BNY Institutional Cash Reserve Fund (d)                           925,000                                     925,000
                                                                                                    ------------------
TOTAL MONEY MARKET FUNDS                                                                         $            925,000
                                                                                                    ------------------
Total Investments                                                                                $         25,908,064
Liabilities in Excess of Other Assets, Net - (1.93)%                                                        (489,535)
                                                                                                    ------------------
TOTAL NET ASSETS - 100.00%                                                                       $         25,418,529
                                                                                                    ==================
                                                                                                    ------------------

                                                                                                    ==================

(a)   Non-Income Producing Security
(b)   Market value is determined in accordance with procedures established in good faith by the Board of
      Directors.  At the end of the period, the value of these securities totaled $267,685 or 1.05% of net assets.

(c)   Security or a portion of the security was on loan at the end of the period.
(d)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $          2,903,196
Unrealized Depreciation                                   (352,566)
                                                  ------------------
Net Unrealized Appreciation (Depreciation)                2,550,630
Cost for federal income tax purposes                     23,357,434


Portfolio Summary (unaudited)
-----------------------------------------------------------
Country                                            Percent
-----------------------------------------------------------
United States                                       42.85%
Japan                                               14.40%
United Kingdom                                      12.53%
France                                               7.27%
Switzerland                                          7.04%
Canada                                               2.18%
Italy                                                2.13%
Finland                                              1.76%
Germany                                              1.74%
Brazil                                               1.66%
Spain                                                1.44%
Sweden                                               1.42%
Mexico                                               1.32%
Bermuda                                              1.24%
Korea, Republic Of                                   1.06%
Netherlands                                          1.04%
Hong Kong                                            0.85%
Liabilities in Excess of Other Assets, Net        (-1.93%)
                                           ----------------
TOTAL NET ASSETS                                   100.00%
                                           ================

Schedule of Investments
April 30, 2006 (unaudited)
Partners International Fund
                                                                     Shares
                                                                      Held                                  Value
                                                            ---------------------------- ------------- -----------------
COMMON STOCKS (96.30%)
Aerospace & Defense (1.19%)
BAE Systems PLC                                                                 516,100             $         3,918,874
Meggitt PLC                                                                     322,300                       1,971,317
Rolls-Royce Group PLC - B Shares                                             19,634,955                          39,258
Rolls-Royce Group PLC                                                           364,962                       3,160,979
                                                                                                       -----------------
                                                                                                              9,090,428
                                                                                                       -----------------
Aerospace & Defense Equipment (0.12%)
European Aeronautic Defence and Space Co NV                                      23,200                         914,125
                                                                                                       -----------------

Agricultural Chemicals (0.47%)
Syngenta AG                                                                      16,020                       2,228,310
Yara International ASA                                                           83,200                       1,336,722
                                                                                                       -----------------
                                                                                                              3,565,032
                                                                                                       -----------------
Apparel Manufacturers (0.09%)
Billabong International Ltd                                                      56,200                         657,534
                                                                                                       -----------------

Applications Software (0.21%)
Sage Group PLC                                                                  348,800                       1,584,994
                                                                                                       -----------------

Audio & Video Products (1.40%)
Matsushita Electric Industrial Co Ltd                                           278,000                       6,694,396
Sony Corp                                                                        80,200                       4,017,023
                                                                                                       -----------------
                                                                                                             10,711,419
                                                                                                       -----------------
Auto - Car & Light Trucks (2.68%)
Bayerische Motoren Werke AG                                                      28,780                       1,564,308
Fiat SpA                                                                        129,200                       1,813,002
Nissan Motor Co Ltd                                                             148,000                       1,940,070
Renault SA                                                                       12,100                       1,402,245
Toyota Motor Corp                                                               237,700                      13,862,364
                                                                                                       -----------------
                                                                                                             20,581,989
                                                                                                       -----------------
Auto/Truck Parts & Equipment - Original (0.49%)
Aisin Seiki Co Ltd                                                               26,400                         989,422
Denso Corp                                                                       54,300                       2,125,403
Toyoda Gosei Co Ltd                                                              23,900                         657,145
                                                                                                       -----------------
                                                                                                              3,771,970
                                                                                                       -----------------
Beverages - Wine & Spirits (0.66%)
C&C Group PLC                                                                   202,400                       1,567,964
Pernod-Ricard SA                                                                 17,900                       3,465,593
                                                                                                       -----------------
                                                                                                              5,033,557
                                                                                                       -----------------
Bicycle Manufacturing (0.21%)
Shimano Inc                                                                      47,900                       1,572,898
                                                                                                       -----------------

Brewery (0.29%)
Foster's Group Ltd                                                              117,900                         526,004
SABMiller PLC                                                                    82,100                       1,728,075
                                                                                                       -----------------
                                                                                                              2,254,079
                                                                                                       -----------------
Building - Heavy Construction (0.42%)
Vinci SA                                                                         27,700                       2,747,773
Vinci SA (a)                                                                      5,036                         491,665
                                                                                                       -----------------
                                                                                                              3,239,438
                                                                                                       -----------------

                                                                                                       -----------------
Building - Residential & Commercial (0.12%)
Daiwa House Industry Co Ltd                                                      54,000                         917,811
                                                                                                       -----------------

Building & Construction - Miscellaneous (0.23%)
Bilfinger Berger AG                                                              28,050                       1,793,162
                                                                                                       -----------------

Building & Construction Products - Miscellaneous (0.07%)
CSR Ltd                                                                         173,500                         533,154
                                                                                                       -----------------

Building Products - Cement & Aggregate (0.65%)
CRH PLC                                                                          66,400                       2,434,787
CRH PLC                                                                           9,500                         348,829
Rinker Group Ltd                                                                137,100                       2,205,317
                                                                                                       -----------------
                                                                                                              4,988,933
                                                                                                       -----------------
Building Products - Doors & Windows (0.28%)
Asahi Glass Co Ltd                                                              150,000                       2,112,084
                                                                                                       -----------------

Cellular Telecommunications (1.05%)
Vodafone Group PLC                                                            3,397,000                       8,011,501
                                                                                                       -----------------

Chemicals - Diversified (1.89%)
BASF AG                                                                          27,400                       2,341,807
Bayer AG                                                                         64,150                       2,949,444
Koninklijke DSM NV                                                               58,700                       2,673,727
Nitto Denko Corp                                                                 32,100                       2,684,370
Shin-Etsu Chemical Co Ltd                                                        45,100                       2,598,581
Tokuyama Corp                                                                    77,000                       1,266,926
                                                                                                       -----------------
                                                                                                             14,514,855
                                                                                                       -----------------
Circuit Boards (0.22%)
Ibiden Co Ltd                                                                    36,000                       1,705,429
                                                                                                       -----------------

Coatings & Paint (0.21%)
Kansai Paint Co Ltd                                                             165,000                       1,623,993
                                                                                                       -----------------

Commercial Banks (15.44%)
Allied Irish Banks Plc                                                            4,500                         108,267
Allied Irish Banks Plc                                                          133,500                       3,220,332
Alpha Bank AE                                                                    51,500                       1,946,162
Australia & New Zealand Banking Group Ltd                                       171,375                       3,634,352
Banca Intesa SpA                                                                550,646                       3,260,025
Banca Intesa SpA                                                                507,000                       2,813,225
Banca Popolare di Milano SCRL                                                   187,800                       2,370,358
Banca Popolare di Verona e Novara Scrl                                          124,400                       3,495,993
Banco Bilbao Vizcaya Argentaria SA                                              350,700                       7,735,217
Banco Santander Central Hispano SA                                              388,700                       6,017,513
Bank of East Asia Ltd                                                           236,000                         986,168
Barclays PLC                                                                    410,300                       5,112,343
BNP Paribas                                                                      40,500                       3,821,092
BNP Paribas (a)                                                                   4,050                         369,100
Chiba Bank Ltd/The                                                               89,000                         803,494
Commerzbank AG                                                                   38,650                       1,594,452
Commonwealth Bank of Australia                                                   66,200                       2,360,770
DBS Group Holdings Ltd                                                           73,000                         821,573
Deutsche Postbank AG                                                             20,750                       1,581,336
DNB NOR ASA                                                                     257,300                       3,561,174
HSBC Holdings PLC                                                               806,525                      13,890,185
Mitsubishi UFJ Financial Group Inc                                                  375                       5,877,846
Mizuho Financial Group Inc                                                          842                       7,159,212
National Australia Bank Ltd                                                     174,500                       4,979,624
Royal Bank of Scotland Group PLC                                                220,100                       7,165,172
St George Bank Ltd                                                               39,200                         917,570
Standard Chartered PLC                                                          127,617                       3,379,707
Sumitomo Mitsui Financial Group Inc                                                 600                       6,567,425
Sumitomo Trust & Banking Co Ltd/The                                             301,000                       3,194,501
Tokyo Tomin Bank Ltd/The                                                         22,300                       1,111,094
UniCredito Italiano SpA                                                       1,135,300                       8,537,596
                                                                                                       -----------------
                                                                                                            118,392,878
                                                                                                       -----------------
Computer Services (0.17%)
Computershare Ltd                                                               217,600                       1,301,017
                                                                                                       -----------------

Computers (0.38%)
Wincor Nixdorf AG                                                                20,350                       2,913,808
                                                                                                       -----------------

Computers - Integrated Systems (0.28%)
Fujitsu Ltd                                                                     254,000                       2,110,736
                                                                                                       -----------------

Consulting Services (0.16%)
Altran Technologies SA                                                           87,060                       1,260,054
                                                                                                       -----------------

Data Processing & Management (0.17%)
Tele Atlas NV (a)                                                                39,800                       1,002,683
Tele Atlas NV (a)                                                                11,100                         281,041
                                                                                                       -----------------
                                                                                                              1,283,724
                                                                                                       -----------------
Distribution & Wholesale (0.55%)
Cia de Distribucion Integral Logista SA                                          43,880                       2,597,856
Esprit Holdings Ltd                                                             205,500                       1,640,576
                                                                                                       -----------------
                                                                                                              4,238,432
                                                                                                       -----------------
Diversified Financial Services (0.25%)
Irish Life & Permanent Plc                                                       74,700                       1,900,739
                                                                                                       -----------------

Diversified Manufacturing Operations (0.54%)
Mitsubishi Heavy Industries Ltd                                                 316,000                       1,560,630
Smiths Group PLC                                                                137,700                       2,551,715
                                                                                                       -----------------
                                                                                                              4,112,345
                                                                                                       -----------------
Diversified Minerals (1.94%)
Anglo American PLC                                                              111,000                       4,713,102
BHP Billiton Ltd                                                                220,700                       4,906,454
BHP Billiton PLC                                                                254,600                       5,229,351
                                                                                                       -----------------
                                                                                                             14,848,907
                                                                                                       -----------------
Diversified Operations (1.16%)
Hutchison Whampoa Ltd                                                           115,000                       1,128,694
Keppel Corp Ltd                                                                 221,000                       2,137,898
LVMH Moet Hennessy Louis Vuitton SA                                              21,860                       2,297,879
Swire Pacific Ltd                                                               181,500                       1,856,281
Wharf Holdings Ltd                                                              364,000                       1,460,009
                                                                                                       -----------------
                                                                                                              8,880,761
                                                                                                       -----------------
E-Commerce - Services (0.16%)
Rakuten Inc                                                                       1,528                       1,230,963
                                                                                                       -----------------

Electric - Distribution (0.08%)
National Grid PLC                                                                60,700                         635,510
                                                                                                       -----------------

Electric - Integrated (2.57%)
E.ON AG                                                                          74,220                       9,082,687

RWE AG                                                                           14,350                       1,242,002
Scottish & Southern Energy PLC                                                  121,700                       2,488,594
Suez SA                                                                         101,125                       3,973,055
Tokyo Electric Power Co Inc/The                                                  82,000                       2,100,263
Verbund - Oesterreichische Elektrizitaetswirtschafts AG                           1,785                         847,137
                                                                                                       -----------------
                                                                                                             19,733,738
                                                                                                       -----------------
Electric Products - Miscellaneous (1.14%)
Hitachi Ltd                                                                     105,000                         778,765
Legrand SA (a)                                                                   53,490                       1,563,188
Mitsubishi Electric Corp                                                        237,000                       2,056,629
Sharp Corp                                                                       57,000                         997,749
Stanley Electric Co Ltd                                                          91,800                       2,130,210
Toshiba Corp                                                                    189,000                       1,199,869
                                                                                                       -----------------
                                                                                                              8,726,410
                                                                                                       -----------------
Electronic Components - Miscellaneous (0.91%)
Fanuc Ltd                                                                        15,900                       1,499,501
Koninklijke Philips Electronics NV                                               38,000                       1,309,157
Kyocera Corp                                                                     10,500                         977,364
NEC Corp                                                                        141,000                         984,037
Nippon Electric Glass Co Ltd                                                     26,000                         585,114
Omron Corp                                                                       58,000                       1,615,061
                                                                                                       -----------------
                                                                                                              6,970,234
                                                                                                       -----------------
Electronic Components - Semiconductors (0.45%)
Infineon Technologies AG (a)                                                    153,200                       1,862,244
Sumco Corp                                                                       17,000                       1,013,748
United Test and Assembly Center Ltd (a)                                         937,000                         610,211
                                                                                                       -----------------
                                                                                                              3,486,203
                                                                                                       -----------------
Electronic Measurement Instruments (0.17%)
Yokogawa Electric Corp                                                           80,000                       1,263,748
                                                                                                       -----------------

Energy - Alternate Sources (0.26%)
Q-Cells AG (a)                                                                   22,010                       2,025,307
                                                                                                       -----------------

Engineering - Research & Development Services (0.44%)
Bradken Ltd                                                                     205,104                         873,041
Linde AG                                                                         27,550                       2,462,902
                                                                                                       -----------------
                                                                                                              3,335,943
                                                                                                       -----------------
Enterprise Software & Services (0.25%)
SAP AG                                                                            8,750                       1,911,207
                                                                                                       -----------------

Entertainment Software (0.06%)
UBISOFT Entertainment (a)                                                         8,700                         430,469
                                                                                                       -----------------

Filtration & Separation Products (0.34%)
Alfa Laval AB                                                                    80,900                       2,623,352
                                                                                                       -----------------

Finance - Consumer Loans (0.13%)
Aiful Corp                                                                       16,250                         967,601
                                                                                                       -----------------

Finance - Credit Card (0.19%)
Credit Saison Co Ltd                                                             27,600                       1,442,837
                                                                                                       -----------------

Finance - Investment Banker & Broker (2.73%)
Credit Suisse Group                                                             154,170                       9,656,155
Macquarie Bank Ltd                                                               36,500                       1,977,374
Nikko Cordial Corp                                                              173,500                       2,800,004

UBS AG                                                                           54,895                       6,488,093
                                                                                                       -----------------
                                                                                                             20,921,626
                                                                                                       -----------------
Finance - Leasing Company (0.44%)
Grenkeleasing AG                                                                  8,100                         614,435
ORIX Corp                                                                         9,300                       2,785,114
                                                                                                       -----------------
                                                                                                              3,399,549
                                                                                                       -----------------
Finance - Other Services (1.50%)
Deutsche Boerse AG                                                               33,300                       4,809,156
Euronext NV                                                                      37,500                       3,346,738
Hong Kong Exchanges and Clearing Ltd                                            214,000                       1,538,695
Man Group Plc                                                                    39,200                       1,799,113
                                                                                                       -----------------
                                                                                                             11,493,702
                                                                                                       -----------------
Fisheries (0.11%)
Toyo Suisan Kaisha Ltd                                                           53,000                         805,674
                                                                                                       -----------------

Food - Miscellaneous/Diversified (1.43%)
Associated British Foods PLC                                                     98,000                       1,357,351
Groupe Danone                                                                    15,100                       1,881,152
Kerry Group PLC                                                                  72,800                       1,818,464
Royal Numico NV                                                                  96,300                       4,357,257
Unilever PLC                                                                    148,000                       1,568,344
                                                                                                       -----------------
                                                                                                             10,982,568
                                                                                                       -----------------
Food - Retail (1.32%)
Carrefour SA                                                                     63,200                       3,660,468
Tesco PLC                                                                       786,200                       4,565,779
Woolworths Ltd                                                                  132,700                       1,878,799
                                                                                                       -----------------
                                                                                                             10,105,046
                                                                                                       -----------------
Gambling (Non-Hotel) (0.52%)
OPAP SA                                                                          51,430                       1,898,168
William Hill PLC                                                                179,500                       2,073,438
                                                                                                       -----------------
                                                                                                              3,971,606
                                                                                                       -----------------
Gas - Distribution (0.15%)
Hong Kong & China Gas                                                           468,000                       1,116,635
                                                                                                       -----------------

Harbor Transportation Services (0.13%)
Kamigumi Co Ltd                                                                 125,000                         993,870
                                                                                                       -----------------

Human Resources (0.54%)
Adecco SA                                                                        18,946                       1,171,415
Randstad Holdings NV                                                             38,800                       2,575,686
                                                                                                       -----------------
                                                                                                              4,166,700
                                                                                                       -----------------
Import & Export (1.36%)
Mitsubishi Corp                                                                 109,000                       2,629,553
Mitsui & Co Ltd                                                                 316,000                       4,762,137
Sumitomo Corp                                                                   205,000                       3,062,434
                                                                                                       -----------------
                                                                                                             10,454,124
                                                                                                       -----------------
Industrial Gases (0.19%)
Air Liquide                                                                       6,700                       1,447,403
                                                                                                       -----------------

Internet Security (0.17%)
Trend Micro Inc                                                                  34,500                       1,332,268
                                                                                                       -----------------

Investment Companies (0.25%)
Macquarie Airports                                                              263,257                         655,166

Macquarie Infrastructure Group                                                  463,030                       1,254,224
                                                                                                       -----------------
                                                                                                              1,909,390
                                                                                                       -----------------
Investment Management & Advisory Services (0.42%)
Amvescap PLC                                                                    150,300                       1,637,793
MPC Muenchmeyer Petersen Capital AG                                              19,010                       1,611,565
                                                                                                       -----------------
                                                                                                              3,249,358
                                                                                                       -----------------
Life & Health Insurance (1.47%)
AMP Ltd                                                                         211,000                       1,442,464
Old Mutual PLC                                                                  712,700                       2,493,725
Prudential PLC                                                                  373,616                       4,370,036
T&D Holdings Inc                                                                 39,000                       2,981,348
                                                                                                       -----------------
                                                                                                             11,287,573
                                                                                                       -----------------
Machinery - Construction & Mining (0.23%)
Atlas Copco AB                                                                   64,200                       1,747,164
                                                                                                       -----------------

Machinery - Electrical (0.66%)
KCI Konecranes Oyj                                                              122,000                       2,257,524
Nidec Corp                                                                       36,900                       2,836,970
                                                                                                       -----------------
                                                                                                              5,094,494
                                                                                                       -----------------
Machinery - Farm (0.28%)
Kubota Corp                                                                     193,000                       2,175,053
                                                                                                       -----------------

Machinery - General Industry (0.97%)
MAN AG                                                                           39,500                       2,989,356
Metso Oyj                                                                        89,300                       3,543,339
Rieter Holding AG                                                                 2,032                         888,770
                                                                                                       -----------------
                                                                                                              7,421,465
                                                                                                       -----------------
Machinery Tools & Related Products (0.17%)
IWKA AG (b)                                                                      45,090                       1,309,187
                                                                                                       -----------------

Medical - Drugs (6.66%)
Actelion Ltd (a)                                                                 15,430                       1,739,325
AstraZeneca PLC                                                                  56,600                       3,116,210
Chugai Pharmaceutical Co Ltd                                                     60,300                       1,301,572
CSL Ltd/Australia                                                                31,597                       1,383,310
Daiichi Sankyo Co Ltd                                                            59,000                       1,516,331
GlaxoSmithKline PLC                                                             446,100                      12,625,013
Novartis AG                                                                     183,185                      10,479,287
Roche Holding AG                                                                 77,700                      11,913,479
Sanofi-Aventis                                                                   13,700                       1,289,978
Shire PLC                                                                        59,300                         921,577
Takeda Pharmaceutical Co Ltd                                                     78,600                       4,790,333
                                                                                                       -----------------
                                                                                                             51,076,415
                                                                                                       -----------------
Metal - Diversified (0.59%)
Rio Tinto Ltd                                                                    13,700                         817,555
Rio Tinto PLC                                                                    67,700                       3,712,573
                                                                                                       -----------------
                                                                                                              4,530,128
                                                                                                       -----------------
Mortgage Banks (0.36%)
Hypo Real Estate Holding AG                                                      39,450                       2,748,038
                                                                                                       -----------------

Multi-line Insurance (2.88%)
Allianz AG                                                                       41,620                       6,946,540
Aviva PLC                                                                        58,755                         855,972
AXA SA                                                                          158,500                       5,807,960
Fondiaria-Sai SpA                                                                38,700                       1,165,577

ING Groep NV                                                                    179,300                       7,286,102
                                                                                                       -----------------
                                                                                                             22,062,151
                                                                                                       -----------------
Multimedia (0.97%)
Publishing & Broadcasting Ltd                                                    47,800                         673,500
Reuters Group PLC                                                               378,900                       2,679,077
Vivendi SA                                                                      111,930                       4,080,333
                                                                                                       -----------------
                                                                                                              7,432,910
                                                                                                       -----------------
Office Automation & Equipment (0.88%)
Canon Inc                                                                        58,600                       4,469,405
Neopost SA                                                                       20,040                       2,263,073
                                                                                                       -----------------
                                                                                                              6,732,478
                                                                                                       -----------------
Oil Company - Exploration & Production (0.12%)
Woodside Petroleum Ltd                                                           25,300                         898,388
                                                                                                       -----------------

Oil Company - Integrated (8.25%)
BG Group PLC                                                                    605,000                       8,110,141
BP PLC                                                                        1,634,100                      20,108,436
ENI SpA                                                                         241,500                       7,361,785
Norsk Hydro ASA                                                                  27,100                       4,163,157
OMV AG                                                                           60,090                       4,171,413
Royal Dutch Shell PLC - A Shares                                                146,300                       5,008,923
Royal Dutch Shell PLC - A Shares                                                 41,900                       1,429,517
Royal Dutch Shell PLC - B Shares                                                103,104                       3,678,805
Total SA                                                                         33,500                       9,249,877
                                                                                                       -----------------
                                                                                                             63,282,054
                                                                                                       -----------------
Oil Refining & Marketing (1.27%)
Neste Oil OYJ                                                                    73,600                       2,564,370
Nippon Mining Holdings Inc                                                      199,000                       1,834,912
Nippon Oil Corp                                                                 333,000                       2,627,259
Singapore Petroleum Co Ltd                                                      740,000                       2,690,314
                                                                                                       -----------------
                                                                                                              9,716,855
                                                                                                       -----------------
Photo Equipment & Supplies (0.23%)
Olympus Corp                                                                     62,000                       1,769,877
                                                                                                       -----------------

Power Converter & Supply Equipment (0.30%)
Vestas Wind Systems A/S (a)                                                      85,975                       2,330,103
                                                                                                       -----------------

Property & Casualty Insurance (0.90%)
Mitsui Sumitomo Insurance Co Ltd                                                 92,000                       1,236,602
QBE Insurance Group Ltd                                                         145,818                       2,476,105
Sompo Japan Insurance Inc                                                       222,000                       3,207,531
                                                                                                       -----------------
                                                                                                              6,920,238
                                                                                                       -----------------
Property Trust (0.22%)
Westfield Group                                                                 133,800                       1,718,743
                                                                                                       -----------------

Public Thoroughfares (0.23%)
ConnectEast Group                                                               723,839                         631,593
Transurban Group                                                                224,820                       1,125,840
                                                                                                       -----------------
                                                                                                              1,757,433
                                                                                                       -----------------
Publishing - Books (0.30%)
Yell Group PLC                                                                  249,700                       2,332,881
                                                                                                       -----------------

Publishing - Periodicals (0.37%)
VNU NV                                                                           83,000                       2,844,836
                                                                                                       -----------------


Real Estate Magagement & Services (0.56%)
Mitsubishi Estate Co Ltd                                                        121,000                       2,638,266
Pirelli & C Real Estate SpA                                                      22,410                       1,641,505
                                                                                                       -----------------
                                                                                                              4,279,771
                                                                                                       -----------------
Real Estate Operator & Developer (1.01%)
British Land Co PLC                                                             162,900                       3,716,001
Cheung Kong Holdings Ltd                                                        150,000                       1,689,849
Hang Lung Properties Ltd                                                        416,000                         836,973
Mitsui Fudosan Co Ltd                                                            68,000                       1,518,389
                                                                                                       -----------------
                                                                                                              7,761,212
                                                                                                       -----------------
Reinsurance (0.27%)
Muenchener Rueckversicherungs AG                                                 14,450                       2,041,897
                                                                                                       -----------------

REITS - Diversified (0.56%)
Ascendas Real Estate Investment Trust                                           717,000                       1,033,611
Rodamco Europe NV                                                                30,600                       3,287,919
                                                                                                       -----------------
                                                                                                              4,321,530
                                                                                                       -----------------
Retail - Apparel & Shoe (0.01%)
Link Theory Holdings Co Ltd                                                          11                          63,669
                                                                                                       -----------------

Retail - Consumer Electronics (0.54%)
DSG International PLC                                                           261,500                         872,206
Kesa Electricals PLC                                                            306,000                       1,761,769
Yamada Denki Co Ltd                                                              13,700                       1,488,765
                                                                                                       -----------------
                                                                                                              4,122,740
                                                                                                       -----------------
Retail - Convenience Store (0.04%)
FamilyMart Co Ltd                                                                10,800                         312,084
                                                                                                       -----------------

Retail - Jewelry (0.40%)
Compagnie Financiere Richemont AG                                                59,303                       3,063,492
                                                                                                       -----------------

Retail - Major Department Store (0.59%)
Marks & Spencer Group PLC                                                       255,400                       2,722,701
PPR SA                                                                           13,700                       1,774,043
                                                                                                       -----------------
                                                                                                              4,496,744
                                                                                                       -----------------
Retail - Miscellaneous/Diversified (0.38%)
Aeon Co Ltd                                                                      91,300                       2,266,511
UNY Co Ltd                                                                       36,000                         641,506
                                                                                                       -----------------
                                                                                                              2,908,017
                                                                                                       -----------------
Retail - Sporting Goods (0.13%)
Alpen Co Ltd                                                                     24,000                         973,030
                                                                                                       -----------------

Rubber & Vinyl (0.46%)
JSR Corp                                                                        115,700                       3,556,103
                                                                                                       -----------------

Soap & Cleaning Products (0.49%)
Reckitt Benckiser PLC                                                           104,100                       3,784,354
                                                                                                       -----------------

Steel - Producers (0.99%)
Corus Group PLC                                                               1,380,500                       2,120,333
JFE Holdings Inc                                                                 48,600                       1,881,016
Nippon Steel Corp                                                               515,000                       1,894,045
ThyssenKrupp AG                                                                  52,000                       1,711,565
                                                                                                       -----------------
                                                                                                              7,606,959
                                                                                                       -----------------

Steel - Specialty (0.19%)
Hitachi Metals Ltd                                                              131,000                       1,459,124
                                                                                                       -----------------

Telecommunication Equipment (0.54%)
Alcatel SA                                                                      159,830                       2,301,204
Tandberg ASA (b)                                                                183,300                       1,861,931
                                                                                                       -----------------
                                                                                                              4,163,135
                                                                                                       -----------------
Telecommunication Services (0.99%)
Cable & Wireless PLC                                                            722,100                       1,381,435
Fastweb (a)                                                                      31,160                       1,561,003
Tele2 AB                                                                        369,600                       4,666,414
                                                                                                       -----------------
                                                                                                              7,608,852
                                                                                                       -----------------
Telephone - Integrated (1.11%)
KDDI Corp                                                                           153                         940,508
Royal KPN NV                                                                    394,600                       4,627,617
Telecom Italia SpA                                                              728,000                       1,818,464
Telefonica SA                                                                    70,532                       1,128,341
                                                                                                       -----------------
                                                                                                              8,514,930
                                                                                                       -----------------
Television (0.61%)
Antena 3 de Television SA                                                        56,700                       1,491,297
ITV PLC                                                                       1,052,200                       2,199,415
Television Broadcasts Ltd                                                       160,000                         999,787
                                                                                                       -----------------
                                                                                                              4,690,499
                                                                                                       -----------------
Textile - Products (0.25%)
Teijin Ltd                                                                      284,000                       1,942,242
                                                                                                       -----------------

Tobacco (1.45%)
Altadis SA                                                                       45,700                       2,165,637
British American Tobacco PLC                                                    188,700                       4,808,736
Imperial Tobacco Group PLC                                                       27,600                         854,849
Japan Tobacco Inc                                                                   825                       3,308,669
                                                                                                       -----------------
                                                                                                             11,137,891
                                                                                                       -----------------
Toys (0.40%)
Nintendo Co Ltd                                                                  20,600                       3,066,550
                                                                                                       -----------------

Transport - Marine (0.43%)
Iino Kaiun Kaisha Ltd                                                           111,000                       1,056,541
Kawasaki Kisen Kaisha Ltd                                                       174,000                       1,090,929
Nippon Yusen KK                                                                 192,000                       1,173,520
                                                                                                       -----------------
                                                                                                              3,320,990
                                                                                                       -----------------
Transport - Rail (0.47%)
East Japan Railway Co                                                               460                       3,580,911
                                                                                                       -----------------

Transport - Services (0.29%)
Deutsche Post AG                                                                 82,300                       2,191,570
                                                                                                       -----------------

Water (0.37%)
Veolia Environnement                                                             47,800                       2,851,611
                                                                                                       -----------------

Web Portals (0.56%)
Iliad SA                                                                         13,010                       1,335,628
United Internet AG                                                               46,020                       2,992,949
                                                                                                       -----------------
                                                                                                              4,328,577
                                                                                                       -----------------
Wire & Cable Products (0.51%)
Furukawa Electric Co Ltd                                                        133,000                       1,058,643

Sumitomo Electric Industries Ltd                                                178,000                       2,818,073
                                                                                                       -----------------
                                                                                                              3,876,716
                                                                                                       -----------------
Wireless Equipment (0.99%)
Nokia OYJ                                                                       253,350                       5,760,348
Telefonaktiebolaget LM Ericsson                                                 507,500                       1,800,279
                                                                                                       -----------------
                                                                                                              7,560,627
                                                                                                       -----------------
COMMON STOCKS (96.30%)
Human Resources (0.54%)
Adecco SA                                                                        15,264                         419,599
                                                                                                       -----------------
TOTAL COMMON STOCKS                                                                                 $       738,329,118
                                                                                                       -----------------
PREFERRED STOCKS (0.53%)
Auto - Car & Light Trucks (0.25%)
Porsche AG                                                                        1,900                       1,902,656
                                                                                                       -----------------

Dialysis Centers (0.28%)
Fresenius AG                                                                     12,605                       2,187,183
                                                                                                       -----------------
TOTAL PREFERRED STOCKS                                                                              $         4,089,839
                                                                                                       -----------------
                                                                    Principal
                                                                     Amount                                 Value
                                                            ---------------------------- ------------- -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.07%)
U.S. Treasury Bill (0.07%)
4.46%, 6/ 8/2006 (c)                                                            150,000                         149,287
4.505%, 7/ 6/2006 (c)                                                           400,000                         396,653
                                                                                                       -----------------
                                                                                                                545,940
                                                                                                       -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                               $           545,940
                                                                                                       -----------------
MONEY MARKET FUNDS (0.33%)
BNY Institutional Cash Reserve Fund (d)                                       2,553,000                       2,553,000
                                                                                                       -----------------
TOTAL MONEY MARKET FUNDS                                                                            $         2,553,000
                                                                                                       -----------------
Total Investments                                                                                   $       745,517,897
Other Assets in Excess of Liabilities, Net - 2.77%                                                           21,204,353
                                                                                                       -----------------
TOTAL NET ASSETS - 100.00%                                                                          $       766,722,250
                                                                                                       =================
                                                                                                       -----------------

                                                                                                       =================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $545,940 or 0.07% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $       142,978,155
Unrealized Depreciation                               (3,696,300)
                                                 -----------------
Net Unrealized Appreciation (Depreciation)            139,281,855
Cost for federal income tax purposes                  606,236,042


                          SCHEDULE OF FUTURES CONTRACTS
                                                      Current      Unrealized
                           Number of   Original        Market     Appreciation/
Type                       Contracts     Value          Value     (Depreciation)
------------------------------------- --------------------------------------
Buy:
Dj Euro Stoxx 50; June 2006   110         $5,251,972 $5,248,718    $(3,254)
FTSE 100 Index; June 2006     53           5,742,452  5,803,257      60,805
Topix Index; June 2006        52           7,886,028  7,850,088    (35,940)

Portfolio Summary (unaudited)
------------------------------------------------ ------ -----------------
Country                                                          Percent
------------------------------------------------ ------ -----------------
Japan                                                             23.82%
United Kingdom                                                    21.41%
Germany                                                            8.79%
France                                                             7.80%
Switzerland                                                        6.27%
Netherlands                                                        5.82%
Australia                                                          5.19%
Italy                                                              4.67%
Spain                                                              2.76%
Finland                                                            1.84%
Hong Kong                                                          1.73%
Ireland                                                            1.49%
Norway                                                             1.43%
Sweden                                                             1.41%
Singapore                                                          0.95%
Austria                                                            0.65%
Greece                                                             0.50%
United States                                                      0.40%
Denmark                                                            0.30%
Other Assets in Excess of Liabilities, Net                         2.77%
                                                        -----------------
TOTAL NET ASSETS                                                 100.00%
                                                        =================

Other Assets Summary (unaudited)
------------------------------------------------ ------ -----------------
Asset Type                                                       Percent
------------------------------------------------ ------ -----------------
Currency Contracts                                                 2.85%
Futures                                                            2.47%


                                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS
         Foreign Currency             Delivery   Contracts   In           Value     Net Unrealized Appreciation
        Purchase Contracts              Date     to Accept   Exchange
                                                                For
------------------------------------ ----------- ----------- ---------- ---------- -------------------------------

------------------------------------ ----------- ----------- ---------- ---------- -------------------------------
Euro                                 06/15/2006   6,682,538  $8,000,000 $8,426,853                       $426,853
British Pounds                       06/15/2006   4,015,834  7,000,000  7,300,525                         300,525
Japanese Yen                         06/15/2006  698,040,000 6,000,000  6,127,035                         127,035


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Blend Fund
                                                               Shares
                                                                Held                                  Value
                                                        -------------------------- ------------- -----------------
COMMON STOCKS (98.97%)
Advertising Agencies (0.21%)
Omnicom Group Inc (a)                                                      20,600             $         1,854,206
                                                                                                 -----------------

Advertising Sales (0.25%)
Lamar Advertising Co (a)(b)                                                40,800                       2,243,592
                                                                                                 -----------------

Aerospace & Defense (1.22%)
Boeing Co                                                                  53,500                       4,464,575
General Dynamics Corp                                                      46,940                       3,080,203
Rockwell Collins Inc                                                       57,300                       3,277,560
                                                                                                 -----------------
                                                                                                       10,822,338
                                                                                                 -----------------
Aerospace & Defense Equipment (0.53%)
Goodrich Corp                                                              42,300                       1,882,350
United Technologies Corp                                                   45,200                       2,839,012
                                                                                                 -----------------
                                                                                                        4,721,362
                                                                                                 -----------------
Agricultural Chemicals (0.31%)
Monsanto Co                                                                22,500                       1,876,500
Potash Corp of Saskatchewan (a)                                             9,000                         852,120
                                                                                                 -----------------
                                                                                                        2,728,620
                                                                                                 -----------------
Airlines (0.18%)
Southwest Airlines Co                                                      96,500                       1,565,230
                                                                                                 -----------------

Applications Software (2.15%)
Intuit Inc (a)(b)                                                          29,700                       1,608,849
Microsoft Corp                                                            720,500                      17,400,075
                                                                                                 -----------------
                                                                                                       19,008,924
                                                                                                 -----------------
Athletic Footwear (0.13%)
Nike Inc (a)                                                               14,500                       1,186,680
                                                                                                 -----------------

Audio & Video Products (0.05%)
Harman International Industries Inc                                         4,800                         422,352
                                                                                                 -----------------

Auto - Car & Light Trucks (0.35%)
General Motors Corp (a)                                                   134,300                       3,072,784
                                                                                                 -----------------

Beverages - Non-alcoholic (1.78%)
Coca-Cola Co/The                                                          175,300                       7,355,588
Coca-Cola Enterprises Inc                                                  32,500                         634,725
PepsiCo Inc                                                               133,100                       7,751,744
                                                                                                 -----------------
                                                                                                       15,742,057
                                                                                                 -----------------
Brewery (0.32%)
Anheuser-Busch Cos Inc                                                     63,700                       2,839,746
                                                                                                 -----------------

Broadcasting Services & Programming (0.10%)
Liberty Media Corp (b)                                                    107,900                         900,965
                                                                                                 -----------------

Building - Residential & Commercial (0.40%)
DR Horton Inc                                                              37,900                       1,137,758
Lennar Corp                                                                35,100                       1,928,043

Standard-Pacific Corp (a)                                                  15,500                         491,505
                                                                                                 -----------------
                                                                                                        3,557,306
                                                                                                 -----------------
Building Products - Air & Heating (0.24%)
American Standard Cos Inc (a)                                              48,000                       2,089,440
                                                                                                 -----------------

Cable TV (0.81%)
Comcast Corp (a)(b)                                                       158,200                       4,896,290
EchoStar Communications Corp (a)(b)                                         9,600                         296,640
Rogers Communications Inc                                                  46,500                       1,974,855
                                                                                                 -----------------
                                                                                                        7,167,785
                                                                                                 -----------------
Casino Hotels (0.24%)
Harrah's Entertainment Inc                                                 18,400                       1,502,176
Wynn Resorts Ltd (a)(b)                                                     8,800                         669,768
                                                                                                 -----------------
                                                                                                        2,171,944
                                                                                                 -----------------
Casino Services (0.22%)
International Game Technology                                              51,800                       1,964,774
                                                                                                 -----------------

Chemicals - Diversified (0.80%)
Dow Chemical Co/The                                                        70,400                       2,858,944
EI Du Pont de Nemours & Co                                                 77,700                       3,426,570
Nova Chemicals Corp                                                        26,900                         797,854
                                                                                                 -----------------
                                                                                                        7,083,368
                                                                                                 -----------------
Chemicals - Specialty (0.16%)
Ecolab Inc (a)                                                             20,800                         786,240
Minerals Technologies Inc (a)                                               4,600                         263,212
Sigma-Aldrich Corp                                                          5,400                         370,494
                                                                                                 -----------------
                                                                                                        1,419,946
                                                                                                 -----------------
Coal (0.05%)
Consol Energy Inc (a)                                                       4,700                         400,252
                                                                                                 -----------------

Commercial Banks (0.75%)
First Horizon National Corp (a)                                            70,800                       3,003,336
Synovus Financial Corp                                                    131,100                       3,670,800
                                                                                                 -----------------
                                                                                                        6,674,136
                                                                                                 -----------------
Commercial Services - Finance (0.14%)
Moody's Corp                                                               20,400                       1,265,004
                                                                                                 -----------------

Computer Services (0.06%)
Affiliated Computer Services Inc (b)                                        9,500                         529,720
                                                                                                 -----------------

Computers (2.69%)
Apple Computer Inc (b)                                                    121,500                       8,552,385
Dell Inc (a)(b)                                                           154,200                       4,040,040
International Business Machines Corp                                       76,400                       6,290,776
Sun Microsystems Inc (b)                                                  989,000                       4,945,000
                                                                                                 -----------------
                                                                                                       23,828,201
                                                                                                 -----------------
Computers  -Memory Devices (0.38%)
EMC Corp/Massachusetts (b)                                                248,400                       3,355,884
                                                                                                 -----------------

Consulting Services (0.19%)
Accenture Ltd                                                              57,700                       1,677,339
                                                                                                 -----------------

Consumer Products - Miscellaneous (0.36%)
Clorox Co                                                                  11,500                         738,070
Fortune Brands Inc                                                         10,700                         859,210

Kimberly-Clark Corp                                                        26,700                       1,562,751
                                                                                                 -----------------
                                                                                                        3,160,031
                                                                                                 -----------------
Cosmetics & Toiletries (2.20%)
Avon Products Inc (a)                                                      48,800                       1,591,368
Colgate-Palmolive Co                                                       38,400                       2,270,208
Procter & Gamble Co                                                       269,057                      15,661,808
                                                                                                 -----------------
                                                                                                       19,523,384
                                                                                                 -----------------
Cruise Lines (0.24%)
Carnival Corp                                                              45,400                       2,125,628
                                                                                                 -----------------

Data Processing & Management (0.84%)
Automatic Data Processing Inc                                              66,500                       2,931,320
First Data Corp                                                            59,100                       2,818,479
Fiserv Inc (b)                                                             13,600                         613,088
NAVTEQ Corp (b)                                                            26,100                       1,083,672
                                                                                                 -----------------
                                                                                                        7,446,559
                                                                                                 -----------------
Dental Supplies & Equipment (0.07%)
Patterson Cos Inc (a)(b)                                                   19,000                         619,020
                                                                                                 -----------------

Dialysis Centers (0.04%)
DaVita Inc (a)(b)                                                           6,700                         376,942
                                                                                                 -----------------

Distribution & Wholesale (0.08%)
CDW Corp (a)                                                               11,600                         690,432
                                                                                                 -----------------

Diversified Manufacturing Operations (6.53%)
3M Co                                                                      28,500                       2,434,755
Danaher Corp (a)                                                           96,800                       6,205,848
General Electric Co                                                     1,022,400                      35,364,816
Honeywell International Inc                                               133,500                       5,673,750
Illinois Tool Works Inc                                                    42,600                       4,375,020
Tyco International Ltd (a)                                                144,400                       3,804,940
                                                                                                 -----------------
                                                                                                       57,859,129
                                                                                                 -----------------
Diversified Minerals (0.22%)
BHP Billiton Ltd ADR                                                       41,900                       1,908,964
                                                                                                 -----------------

Diversified Operations & Commercial Services (0.21%)
Cendant Corp                                                              108,600                       1,892,898
                                                                                                 -----------------

E-Commerce - Products (0.21%)
Amazon.Com Inc (a)(b)                                                      53,700                       1,890,777
                                                                                                 -----------------

Electric - Generation (0.18%)
AES Corp/The (b)                                                           94,500                       1,603,665
                                                                                                 -----------------

Electric - Integrated (2.34%)
Dominion Resources Inc/VA                                                  10,900                         816,083
Duke Energy Corp                                                          120,000                       3,494,400
Edison International                                                       41,200                       1,664,892
Entergy Corp                                                               48,500                       3,392,090
Exelon Corp                                                                92,700                       5,005,800
FirstEnergy Corp                                                           36,800                       1,866,128
Pinnacle West Capital Corp                                                 26,800                       1,074,680
PPL Corp                                                                   18,900                         548,856
Public Service Enterprise Group Inc                                         2,700                         169,290
TECO Energy Inc (a)                                                        45,000                         719,100

TXU Corp                                                                   40,100                       1,990,163
                                                                                                 -----------------
                                                                                                       20,741,482
                                                                                                 -----------------
Electronic Components - Miscellaneous (0.40%)
Flextronics International Ltd (b)                                         102,900                       1,168,944
Jabil Circuit Inc                                                          61,600                       2,401,784
                                                                                                 -----------------
                                                                                                        3,570,728
                                                                                                 -----------------
Electronic Components - Semiconductors (1.74%)
Intel Corp                                                                592,600                      11,840,148
Texas Instruments Inc                                                      70,900                       2,460,939
Xilinx Inc                                                                 41,900                       1,159,373
                                                                                                 -----------------
                                                                                                       15,460,460
                                                                                                 -----------------
Electronic Measurement Instruments (0.19%)
Tektronix Inc                                                              48,500                       1,713,020
                                                                                                 -----------------

Engineering - Research & Development Services (0.05%)
Fluor Corp (a)                                                              5,200                         483,132
                                                                                                 -----------------

Enterprise Software & Services (0.35%)
Oracle Corp (b)                                                           211,400                       3,084,326
                                                                                                 -----------------

Entertainment Software (0.14%)
Electronic Arts Inc (a)(b)                                                 21,600                       1,226,880
                                                                                                 -----------------

Fiduciary Banks (0.46%)
Investors Financial Services Corp                                          35,700                       1,708,602
State Street Corp                                                          36,100                       2,358,052
                                                                                                 -----------------
                                                                                                        4,066,654
                                                                                                 -----------------
Filtration & Separation Products (0.14%)
Pall Corp                                                                  40,000                       1,207,200
                                                                                                 -----------------

Finance - Consumer Loans (0.36%)
SLM Corp                                                                   60,300                       3,188,664
                                                                                                 -----------------

Finance - Credit Card (0.59%)
American Express Co                                                        77,200                       4,154,132
Capital One Financial Corp (a)                                             12,900                       1,117,656
                                                                                                 -----------------
                                                                                                        5,271,788
                                                                                                 -----------------
Finance - Investment Banker & Broker (7.11%)
Charles Schwab Corp/The                                                    98,000                       1,754,200
Citigroup Inc                                                             374,600                      18,711,270
E*Trade Financial Corp (b)                                                 90,500                       2,251,640
Goldman Sachs Group Inc                                                    45,200                       7,245,108
JPMorgan Chase & Co                                                       412,428                      18,715,983
Lehman Brothers Holdings Inc                                               26,100                       3,945,015
Merrill Lynch & Co Inc                                                     70,100                       5,345,826
Morgan Stanley                                                             62,800                       4,038,040
TD Ameritrade Holding Corp                                                 53,700                         996,672
                                                                                                 -----------------
                                                                                                       63,003,754
                                                                                                 -----------------
Finance - Mortgage Loan/Banker (0.84%)
Countrywide Financial Corp                                                 63,300                       2,573,778
Fannie Mae                                                                 50,700                       2,565,420
Freddie Mac                                                                38,000                       2,320,280
                                                                                                 -----------------
                                                                                                        7,459,478
                                                                                                 -----------------
Finance - Other Services (0.24%)
Cbot Holdings Inc (a)(b)                                                    5,300                         561,535

Chicago Mercantile Exchange Holdings Inc (a)                                3,500                       1,603,000
                                                                                                 -----------------
                                                                                                        2,164,535
                                                                                                 -----------------
Food - Miscellaneous/Diversified (0.69%)
Campbell Soup Co                                                           29,500                         948,130
General Mills Inc                                                          50,700                       2,501,538
HJ Heinz Co (a)                                                            13,100                         543,781
Kellogg Co                                                                 37,000                       1,713,470
McCormick & Co Inc                                                         10,800                         376,164
                                                                                                 -----------------
                                                                                                        6,083,083
                                                                                                 -----------------
Food - Retail (0.13%)
Kroger Co/The                                                              57,400                       1,162,924
                                                                                                 -----------------

Food - Wholesale & Distribution (0.18%)
Sysco Corp (a)                                                             52,200                       1,560,258
                                                                                                 -----------------

Forestry (0.18%)
Weyerhaeuser Co                                                            22,200                       1,564,434
                                                                                                 -----------------

Gas - Distribution (0.25%)
AGL Resources Inc                                                          18,800                         665,144
NiSource Inc                                                               75,200                       1,587,472
                                                                                                 -----------------
                                                                                                        2,252,616
                                                                                                 -----------------
Gold Mining (0.32%)
Newmont Mining Corp (a)                                                    49,300                       2,877,148
                                                                                                 -----------------

Hotels & Motels (0.13%)
Marriott International Inc                                                 15,500                       1,132,585
                                                                                                 -----------------

Human Resources (0.23%)
Monster Worldwide Inc (b)                                                  18,800                       1,079,120
Robert Half International Inc (a)                                          23,300                         984,891
                                                                                                 -----------------
                                                                                                        2,064,011
                                                                                                 -----------------
Identification Systems - Development (0.21%)
Symbol Technologies Inc                                                   170,900                       1,820,085
                                                                                                 -----------------

Independent Power Producer (0.18%)
Dynegy Inc (a)(b)                                                          48,000                         238,560
NRG Energy Inc (a)(b)                                                      27,700                       1,318,243
                                                                                                 -----------------
                                                                                                        1,556,803
                                                                                                 -----------------
Instruments - Controls (0.14%)
Thermo Electron Corp (b)                                                   31,900                       1,229,426
                                                                                                 -----------------

Instruments - Scientific (0.07%)
Fisher Scientific International Inc (a)(b)                                  8,800                         620,840
                                                                                                 -----------------

Insurance Brokers (0.43%)
Marsh & McLennan Cos Inc                                                   98,000                       3,005,660
Willis Group Holdings Ltd                                                  23,200                         815,480
                                                                                                 -----------------
                                                                                                        3,821,140
                                                                                                 -----------------
Internet Content - Information & News (0.03%)
CNET Networks Inc (a)(b)                                                   28,200                         303,996
                                                                                                 -----------------

Internet Security (0.66%)
McAfee Inc (b)                                                            158,800                       4,143,092

Symantec Corp (b)                                                         102,726                       1,682,652
                                                                                                 -----------------
                                                                                                        5,825,744
                                                                                                 -----------------
Investment Management & Advisory Services (0.72%)
Affiliated Managers Group (a)(b)                                            4,200                         425,460
Ameriprise Financial Inc                                                   42,500                       2,084,200
Franklin Resources Inc                                                     13,300                       1,238,496
Janus Capital Group Inc                                                    17,200                         334,712
Legg Mason Inc                                                             16,200                       1,919,376
Nuveen Investments Inc                                                      8,200                         394,584
                                                                                                 -----------------
                                                                                                        6,396,828
                                                                                                 -----------------
Leisure & Recreation Products (0.08%)
Brunswick Corp                                                             17,100                         670,662
                                                                                                 -----------------

Life & Health Insurance (0.92%)
Aflac Inc                                                                  43,300                       2,058,482
Lincoln National Corp                                                      32,920                       1,911,994
Prudential Financial Inc                                                   48,100                       3,758,053
UnumProvident Corp                                                         20,400                         414,324
                                                                                                 -----------------
                                                                                                        8,142,853
                                                                                                 -----------------
Linen Supply & Related Items (0.05%)
Cintas Corp                                                                10,400                         436,592
                                                                                                 -----------------

Machinery - Farm (0.40%)
Deere & Co                                                                 40,800                       3,581,424
                                                                                                 -----------------

Medical - Biomedical/Gene (1.06%)
Amgen Inc (b)                                                              92,000                       6,228,400
Biogen Idec Inc (b)                                                        29,500                       1,323,075
Genentech Inc (a)(b)                                                        9,200                         733,332
Genzyme Corp (b)                                                           17,600                       1,076,416
                                                                                                 -----------------
                                                                                                        9,361,223
                                                                                                 -----------------
Medical - Drugs (4.33%)
Abbott Laboratories                                                       108,500                       4,637,290
Bristol-Myers Squibb Co                                                    23,600                         598,968
Cephalon Inc (a)(b)                                                         8,800                         577,808
Eli Lilly & Co                                                             87,800                       4,646,376
Merck & Co Inc                                                            169,100                       5,820,422
Pfizer Inc                                                                547,300                      13,863,109
Schering-Plough Corp                                                       94,300                       1,821,876
Sepracor Inc (a)(b)                                                         9,000                         401,760
Shire PLC ADR (a)                                                          18,600                         880,896
Wyeth                                                                     105,000                       5,110,350
                                                                                                 -----------------
                                                                                                       38,358,855
                                                                                                 -----------------
Medical - Generic Drugs (0.05%)
Barr Pharmaceuticals Inc (b)                                                7,200                         435,960
                                                                                                 -----------------

Medical - HMO (1.50%)
Aetna Inc                                                                  50,300                       1,936,550
Coventry Health Care Inc (b)                                               14,900                         740,083
Humana Inc (b)                                                             42,200                       1,906,596
UnitedHealth Group Inc                                                    122,000                       6,068,280
WellPoint Inc (b)                                                          37,400                       2,655,400
                                                                                                 -----------------
                                                                                                       13,306,909
                                                                                                 -----------------
Medical - Hospitals (0.15%)
Community Health Systems Inc (b)                                           15,300                         554,472
Health Management Associates Inc (a)                                        8,400                         173,964

Triad Hospitals Inc (b)                                                    15,300                         630,360
                                                                                                 -----------------
                                                                                                        1,358,796
                                                                                                 -----------------
Medical - Wholesale Drug Distribution (0.31%)
Cardinal Health Inc                                                        41,300                       2,781,555
                                                                                                 -----------------

Medical Instruments (1.23%)
Boston Scientific Corp (a)(b)                                             158,900                       3,692,836
Medtronic Inc (a)                                                         109,000                       5,463,080
St Jude Medical Inc (b)                                                    45,200                       1,784,496
                                                                                                 -----------------
                                                                                                       10,940,412
                                                                                                 -----------------
Medical Laboratory & Testing Service (0.09%)
Quest Diagnostics Inc (a)                                                  14,300                         796,939
                                                                                                 -----------------

Medical Products (1.96%)
Baxter International Inc                                                   49,400                       1,862,380
Johnson & Johnson                                                         235,800                      13,820,238
Stryker Corp (a)                                                           11,700                         511,875
Zimmer Holdings Inc (a)(b)                                                 18,900                       1,188,810
                                                                                                 -----------------
                                                                                                       17,383,303
                                                                                                 -----------------
Metal - Aluminum (0.25%)
Alcan Inc (a)                                                              20,900                       1,092,234
Alcoa Inc                                                                  32,700                       1,104,606
                                                                                                 -----------------
                                                                                                        2,196,840
                                                                                                 -----------------
Multi-line Insurance (2.65%)
Allstate Corp/The                                                          16,300                         920,787
American International Group Inc                                          205,700                      13,421,925
Assurant Inc (a)                                                           14,800                         712,916
Genworth Financial Inc                                                     58,200                       1,932,240
Hartford Financial Services Group Inc                                      42,700                       3,925,411
Metlife Inc (a)                                                            17,300                         901,330
XL Capital Ltd (a)                                                         24,700                       1,627,483
                                                                                                 -----------------
                                                                                                       23,442,092
                                                                                                 -----------------
Multimedia (1.64%)
EW Scripps Co                                                               7,800                         359,424
McGraw-Hill Cos Inc/The                                                    20,300                       1,129,898
Meredith Corp                                                               5,200                         257,920
Time Warner Inc                                                           267,900                       4,661,460
Viacom Inc (b)                                                            117,600                       4,684,008
Walt Disney Co                                                            122,600                       3,427,896
                                                                                                 -----------------
                                                                                                       14,520,606
                                                                                                 -----------------
Networking Products (1.40%)
Cisco Systems Inc (b)                                                     496,300                      10,397,485
Juniper Networks Inc (a)(b)                                               110,000                       2,032,800
                                                                                                 -----------------
                                                                                                       12,430,285
                                                                                                 -----------------
Non-hazardous Waste Disposal (0.34%)
Republic Services Inc                                                      35,400                       1,557,954
Waste Management Inc                                                       38,600                       1,445,956
                                                                                                 -----------------
                                                                                                        3,003,910
                                                                                                 -----------------
Office Supplies & Forms (0.13%)
Avery Dennison Corp (a)                                                    18,600                       1,162,500
                                                                                                 -----------------

Oil - Field Services (1.83%)
Baker Hughes Inc                                                           36,000                       2,909,880
BJ Services Co (a)                                                         38,300                       1,457,315
Halliburton Co (a)                                                         19,400                       1,516,110

Schlumberger Ltd                                                          149,100                      10,308,774
                                                                                                 -----------------
                                                                                                       16,192,079
                                                                                                 -----------------
Oil - US Royalty Trusts (0.01%)
Hugoton Royalty Trust                                                       2,144                          59,270
                                                                                                 -----------------

Oil & Gas Drilling (0.52%)
Nabors Industries Ltd (a)(b)                                               38,400                       1,433,472
Transocean Inc (a)(b)                                                      38,800                       3,145,516
                                                                                                 -----------------
                                                                                                        4,578,988
                                                                                                 -----------------
Oil Company - Exploration & Production (1.02%)
Anadarko Petroleum Corp (a)                                                21,400                       2,243,148
Devon Energy Corp (a)                                                      20,600                       1,238,266
EOG Resources Inc                                                          19,200                       1,348,416
Murphy Oil Corp                                                            53,600                       2,689,648
XTO Energy Inc                                                             35,966                       1,523,160
                                                                                                 -----------------
                                                                                                        9,042,638
                                                                                                 -----------------
Oil Company - Integrated (5.76%)
Chevron Corp                                                              167,300                      10,208,646
ConocoPhillips                                                             94,400                       6,315,360
Exxon Mobil Corp                                                          480,100                      30,284,708
Occidental Petroleum Corp                                                  23,000                       2,363,020
Total SA ADR                                                               13,800                       1,904,676
                                                                                                 -----------------
                                                                                                       51,076,410
                                                                                                 -----------------
Oil Field Machinery & Equipment (0.46%)
FMC Technologies Inc (b)                                                   24,200                       1,320,836
Grant Prideco Inc (b)                                                      39,600                       2,027,520
National Oilwell Varco Inc (a)(b)                                          10,100                         696,597
                                                                                                 -----------------
                                                                                                        4,044,953
                                                                                                 -----------------
Oil Refining & Marketing (0.27%)
Valero Energy Corp                                                         37,600                       2,434,224
                                                                                                 -----------------

Optical Supplies (0.18%)
Alcon Inc                                                                  15,700                       1,596,847
                                                                                                 -----------------

Paper & Related Products (0.36%)
Bowater Inc (a)                                                            19,800                         539,946
International Paper Co (a)                                                 63,800                       2,319,130
Potlatch Corp (a)                                                           7,663                         298,397
                                                                                                 -----------------
                                                                                                        3,157,473
                                                                                                 -----------------
Pharmacy Services (0.46%)
Caremark Rx Inc                                                            48,800                       2,222,840
Medco Health Solutions Inc (b)                                             35,100                       1,868,373
                                                                                                 -----------------
                                                                                                        4,091,213
                                                                                                 -----------------
Pipelines (0.50%)
El Paso Corp (a)                                                           46,200                         596,442
Williams Cos Inc (a)                                                      174,000                       3,815,820
                                                                                                 -----------------
                                                                                                        4,412,262
                                                                                                 -----------------
Power Converter & Supply Equipment (0.05%)
American Power Conversion Corp                                             19,000                         422,560
                                                                                                 -----------------

Property & Casualty Insurance (0.57%)
Progressive Corp/The (a)                                                   17,700                       1,920,981
St Paul Travelers Cos Inc/The                                              71,071                       3,129,256
                                                                                                 -----------------
                                                                                                        5,050,237
                                                                                                 -----------------
Publishing - Newspapers (0.27%)
Dow Jones & Co Inc                                                         10,900                         402,973
Gannett Co Inc                                                             17,600                         968,000
Tribune Co (a)                                                             22,800                         657,324
Washington Post Co/The                                                        500                         383,000
                                                                                                 -----------------
                                                                                                        2,411,297
                                                                                                 -----------------
Regional Banks (4.45%)
Bank of America Corp                                                      189,370                       9,453,350
Fifth Third Bancorp (a)                                                   216,100                       8,734,762
National City Corp                                                        104,000                       3,837,600
PNC Financial Services Group Inc                                            9,100                         650,377
SunTrust Banks Inc                                                         22,400                       1,732,192
US Bancorp                                                                129,700                       4,077,768
Wachovia Corp                                                              90,100                       5,392,485
Wells Fargo & Co                                                           81,000                       5,563,890
                                                                                                 -----------------
                                                                                                       39,442,424
                                                                                                 -----------------
Reinsurance (0.09%)
Axis Capital Holdings Ltd                                                  27,100                         808,122
                                                                                                 -----------------

REITS - Apartments (0.26%)
Archstone-Smith Trust                                                      47,500                       2,321,800
                                                                                                 -----------------

REITS - Mortgage (0.16%)
CapitalSource Inc (a)                                                      59,646                       1,401,681
                                                                                                 -----------------

REITS - Office Property (0.27%)
Boston Properties Inc (a)                                                   6,900                         609,063
CarrAmerica Realty Corp                                                    40,300                       1,803,828
                                                                                                 -----------------
                                                                                                        2,412,891
                                                                                                 -----------------
REITS - Regional Malls (0.11%)
Simon Property Group Inc (a)                                               12,100                         990,748
                                                                                                 -----------------

REITS - Shopping Centers (0.06%)
Kimco Realty Corp (a)                                                      13,900                         516,107
                                                                                                 -----------------

REITS - Warehouse & Industrial (0.16%)
Prologis                                                                   27,700                       1,391,094
                                                                                                 -----------------

Retail - Apparel & Shoe (0.27%)
HOT Topic Inc (a)(b)                                                       48,200                         714,806
Ross Stores Inc (a)                                                        53,400                       1,636,176
                                                                                                 -----------------
                                                                                                        2,350,982
                                                                                                 -----------------
Retail - Auto Parts (0.08%)
O'Reilly Automotive Inc (a)(b)                                             19,900                         674,212
                                                                                                 -----------------

Retail - Bedding (0.17%)
Bed Bath & Beyond Inc (b)                                                  39,900                       1,530,165
                                                                                                 -----------------

Retail - Building Products (1.18%)
Home Depot Inc                                                            180,700                       7,215,351
Lowe's Cos Inc                                                             50,900                       3,209,245
                                                                                                 -----------------
                                                                                                       10,424,596
                                                                                                 -----------------
Retail - Consumer Electronics (0.24%)
Best Buy Co Inc                                                            36,900                       2,090,754
                                                                                                 -----------------

Retail - Discount (2.14%)
Dollar General Corp                                                        20,900                         364,914
Family Dollar Stores Inc (a)                                               17,500                         437,500

Target Corp                                                                92,900                       4,932,990
TJX Cos Inc                                                               108,200                       2,610,866
Wal-Mart Stores Inc                                                       236,700                      10,658,601
                                                                                                 -----------------
                                                                                                       19,004,871
                                                                                                 -----------------
Retail - Drug Store (0.62%)
CVS Corp                                                                   62,000                       1,842,640
Walgreen Co                                                                87,300                       3,660,489
                                                                                                 -----------------
                                                                                                        5,503,129
                                                                                                 -----------------
Retail - Office Supplies (0.16%)
Staples Inc                                                                53,350                       1,408,973
                                                                                                 -----------------

Retail - Regional Department Store (0.86%)
Kohl's Corp (a)(b)                                                        135,800                       7,583,072
                                                                                                 -----------------

Retail - Restaurants (0.46%)
OSI Restaurant Partners Inc (a)                                            39,000                       1,665,300
Panera Bread Co (a)(b)                                                     11,900                         882,742
Starbucks Corp (a)(b)                                                      41,400                       1,542,978
                                                                                                 -----------------
                                                                                                        4,091,020
                                                                                                 -----------------
Savings & Loans - Thrifts (0.24%)
Golden West Financial Corp (a)                                              9,700                         697,139
Washington Mutual Inc                                                      31,500                       1,419,390
                                                                                                 -----------------
                                                                                                        2,116,529
                                                                                                 -----------------
Schools (0.05%)
Apollo Group Inc (a)(b)                                                     8,600                         469,904
                                                                                                 -----------------

Semiconductor Component - Integrated Circuits (0.89%)
Analog Devices Inc                                                         86,700                       3,287,664
Linear Technology Corp                                                     85,500                       3,035,250
Maxim Integrated Products Inc                                              43,200                       1,523,232
                                                                                                 -----------------
                                                                                                        7,846,146
                                                                                                 -----------------
Semiconductor Equipment (0.39%)
Applied Materials Inc                                                     194,900                       3,498,455
                                                                                                 -----------------

Steel - Producers (0.25%)
Nucor Corp (a)                                                             20,700                       2,252,574
                                                                                                 -----------------

Telecommunication Equipment (0.24%)
Comverse Technology Inc (b)                                                14,800                         335,220
Lucent Technologies Inc (a)(b)                                            626,700                       1,748,493
                                                                                                 -----------------
                                                                                                        2,083,713
                                                                                                 -----------------
Telecommunication Equipment - Fiber Optics (0.19%)
Corning Inc (b)                                                            59,600                       1,646,748
                                                                                                 -----------------

Telecommunication Services (0.48%)
TELUS Corp (a)                                                            102,800                       4,248,724
                                                                                                 -----------------

Telephone - Integrated (1.49%)
BellSouth Corp                                                             56,000                       1,891,680
Sprint Nextel Corp                                                        176,358                       4,373,678
Verizon Communications Inc (a)                                            211,000                       6,969,330
                                                                                                 -----------------
                                                                                                       13,234,688
                                                                                                 -----------------
Television (0.22%)
Univision Communications Inc (a)(b)                                        54,200                       1,934,398
                                                                                                 -----------------


Therapeutics (0.26%)
Gilead Sciences Inc (b)                                                    40,800                       2,346,000
                                                                                                 -----------------

Tobacco (1.62%)
Altria Group Inc                                                          196,100                      14,346,676
                                                                                                 -----------------

Toys (0.08%)
Mattel Inc                                                                 41,700                         674,706
                                                                                                 -----------------

Transport - Rail (0.72%)
Norfolk Southern Corp                                                      48,300                       2,608,200
Union Pacific Corp (a)                                                     40,900                       3,730,489
                                                                                                 -----------------
                                                                                                        6,338,689
                                                                                                 -----------------
Transport - Services (0.86%)
United Parcel Service Inc (a)                                              94,300                       7,644,901
                                                                                                 -----------------

Web Portals (1.29%)
Google Inc (b)                                                             19,100                       7,982,654
Yahoo! Inc (a)(b)                                                         104,500                       3,425,510
                                                                                                 -----------------
                                                                                                       11,408,164
                                                                                                 -----------------
Wireless Equipment (1.77%)
American Tower Corp (b)                                                   123,092                       4,202,361
Crown Castle International Corp (b)                                       132,800                       4,468,720
Motorola Inc                                                               95,400                       2,036,790
Nokia OYJ ADR                                                              91,700                       2,077,922
Qualcomm Inc                                                               57,300                       2,941,782
                                                                                                 -----------------
                                                                                                       15,727,575
                                                                                                 -----------------
TOTAL COMMON STOCKS                                                                           $       876,952,804
                                                                                                 -----------------
                                                              Principal
                                                               Amount                                 Value
                                                        -------------------------- ------------- -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.06%)
U.S. Treasury Bill (0.06%)
4.505%, 7/ 6/2006 (c)                                                     550,000                         545,398
                                                                                                 -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                         $           545,398
                                                                                                 -----------------
MONEY MARKET FUNDS (10.32%)
BNY Institutional Cash Reserve Fund (d)                                91,385,000                      91,385,000
                                                                                                 -----------------
TOTAL MONEY MARKET FUNDS                                                                      $        91,385,000
                                                                                                 -----------------
Total Investments                                                                             $       968,883,202
Liabilities in Excess of Other Assets, Net - (9.35)%                                                 (82,831,325)
                                                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                                                    $       886,051,877
                                                                                                 =================
                                                                                                 -----------------

                                                                                                 =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $545,398 or 0.06% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $       122,736,055
Unrealized Depreciation                               (31,492,780)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)              91,243,275
Cost for federal income tax purposes                   877,639,927



                         SCHEDULE OF FUTURES CONTRACTS
                                                    Current      Unrealized
                            Number of    Original   Market     Appreciation/
Type                        Contracts      Value     Value     (Depreciation)
--------------------------- --------------------------------- -----------------
Buy:
S&P 500 eMini; June 2006       100    $6,477,050   $6,579,500      $102,450

Portfolio Summary (unaudited)
------------------------------------------------------ -----------------
Sector                                                          Percent
------------------------------------------------------ -----------------
Financial                                                        31.77%
Consumer, Non-cyclical                                           19.94%
Industrial                                                       12.09%
Communications                                                   11.27%
Energy                                                           10.41%
Technology                                                        9.63%
Consumer, Cyclical                                                8.39%
Utilities                                                         2.95%
Basic Materials                                                   2.84%
Government                                                        0.06%
Liabilities in Excess of Other Assets, Net                     (-9.35%)
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================

Other Assets Summary (unaudited)
------------------------------------------------
Asset Type                              Percent
------------------------------------------------
Futures                                   0.74%


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Blend Fund I
                                                                       Shares
                                                                        Held                                  Value
                                                            ------------------------------ ------------- -----------------
COMMON STOCKS (98.93%)
Advertising Agencies (0.00%)
Interpublic Group of Cos Inc (a)                                                      264             $             2,529
                                                                                                         -----------------

Aerospace & Defense (3.31%)
Boeing Co                                                                          33,800                       2,820,610
Lockheed Martin Corp                                                               20,300                       1,540,770
Northrop Grumman Corp (b)                                                          21,300                       1,424,970
Raytheon Co                                                                        27,000                       1,195,290
                                                                                                         -----------------
                                                                                                                6,981,640
                                                                                                         -----------------
Aerospace & Defense Equipment (0.49%)
United Technologies Corp                                                           16,400                       1,030,084
                                                                                                         -----------------

Agricultural Chemicals (0.39%)
Monsanto Co                                                                         9,900                         825,660
                                                                                                         -----------------

Agricultural Operations (0.69%)
Archer-Daniels-Midland Co                                                          40,100                       1,457,234
                                                                                                         -----------------

Apparel Manufacturers (0.26%)
Coach Inc (a)                                                                      16,400                         541,528
                                                                                                         -----------------

Appliances (0.39%)
Whirlpool Corp (b)                                                                  9,100                         816,725
                                                                                                         -----------------

Applications Software (2.08%)
Microsoft Corp                                                                    181,842                       4,391,484
                                                                                                         -----------------

Athletic Footwear (0.37%)
Nike Inc                                                                            9,600                         785,664
                                                                                                         -----------------

Auto/Truck Parts & Equipment - Original (0.07%)
ArvinMeritor Inc (b)                                                                9,000                         149,670
                                                                                                         -----------------

Batteries & Battery Systems (0.20%)
Energizer Holdings Inc (a)                                                          8,300                         424,545
                                                                                                         -----------------

Beverages - Non-alcoholic (1.24%)
Coca-Cola Co/The                                                                   26,100                       1,095,156
PepsiCo Inc                                                                        25,962                       1,512,027
                                                                                                         -----------------
                                                                                                                2,607,183
                                                                                                         -----------------
Broadcasting Services & Programming (0.78%)
Clear Channel Communications Inc                                                   37,900                       1,081,287
Liberty Media Corp (a)                                                             68,200                         569,470
                                                                                                         -----------------
                                                                                                                1,650,757
                                                                                                         -----------------
Building - Mobil Home & Manufactured Housing (0.06%)
Thor Industries Inc                                                                 2,700                         136,296
                                                                                                         -----------------

Building Products - Cement & Aggregate (0.14%)
Martin Marietta Materials Inc                                                       2,800                         297,248
                                                                                                         -----------------


Cable TV (0.36%)
Comcast Corp (a)(b)                                                                24,200                         748,990
                                                                                                         -----------------

Cellular Telecommunications (0.09%)
US Cellular Corp (a)                                                                3,200                         199,680
                                                                                                         -----------------

Commercial Banks (0.40%)
Bank of Hawaii Corp (b)                                                             2,800                         152,068
UnionBanCal Corp (b)                                                               10,000                         700,900
                                                                                                         -----------------
                                                                                                                  852,968
                                                                                                         -----------------
Commercial Services - Finance (0.58%)
Moody's Corp                                                                       19,800                       1,227,798
                                                                                                         -----------------

Computers (1.46%)
Hewlett-Packard Co                                                                 71,300                       2,315,111
International Business Machines Corp                                                9,400                         773,996
                                                                                                         -----------------
                                                                                                                3,089,107
                                                                                                         -----------------
Computers  -Memory Devices (0.80%)
EMC Corp/Massachusetts (a)                                                         65,200                         880,852
Seagate Technology                                                                 15,700                         416,992
Western Digital Corp (a)(b)                                                        18,500                         389,240
                                                                                                         -----------------
                                                                                                                1,687,084
                                                                                                         -----------------
Consulting Services (0.56%)
Accenture Ltd                                                                      40,600                       1,180,242
                                                                                                         -----------------

Cosmetics & Toiletries (3.05%)
Colgate-Palmolive Co                                                               16,700                         987,304
Procter & Gamble Co                                                                93,644                       5,451,017
                                                                                                         -----------------
                                                                                                                6,438,321
                                                                                                         -----------------
Data Processing & Management (0.76%)
Automatic Data Processing Inc                                                      13,900                         612,712
First Data Corp                                                                    11,800                         562,742
Global Payments Inc                                                                 9,200                         436,356
                                                                                                         -----------------
                                                                                                                1,611,810
                                                                                                         -----------------
Distribution & Wholesale (0.07%)
Genuine Parts Co                                                                    3,200                         139,680
                                                                                                         -----------------

Diversified Manufacturing Operations (3.54%)
General Electric Co                                                               203,563                       7,041,244
SPX Corp (b)                                                                        3,900                         213,525
Tyco International Ltd                                                              7,600                         200,260
                                                                                                         -----------------
                                                                                                                7,455,029
                                                                                                         -----------------
Diversified Minerals (0.49%)
Cia Vale do Rio Doce ADR                                                           20,200                       1,040,704
                                                                                                         -----------------

Electric - Integrated (2.12%)
American Electric Power Co Inc                                                     40,100                       1,341,746
Dominion Resources Inc/VA                                                           8,000                         598,960
Edison International                                                               21,100                         852,651
PG&E Corp (b)                                                                      34,100                       1,358,544
Sierra Pacific Resources (a)                                                       11,800                         166,616
Wisconsin Energy Corp                                                               3,700                         144,485
                                                                                                         -----------------
                                                                                                                4,463,002
                                                                                                         -----------------
Electric Products - Miscellaneous (0.79%)
Emerson Electric Co                                                                19,600                       1,665,020
                                                                                                         -----------------

Electronic Components - Miscellaneous (0.29%)
Jabil Circuit Inc                                                                  15,600                         608,244
                                                                                                         -----------------

Electronic Components - Semiconductors (2.31%)
Freescale Semiconductor Inc - A Shares (a)(b)                                      20,500                         648,210
Freescale Semiconductor Inc - B Shares (a)                                         23,595                         747,254
Intel Corp                                                                         45,300                         905,094
Micron Technology Inc (a)                                                          38,100                         646,557
Texas Instruments Inc                                                              55,600                       1,929,876
                                                                                                         -----------------
                                                                                                                4,876,991
                                                                                                         -----------------
Electronic Design Automation (0.19%)
Cadence Design Systems Inc (a)                                                     21,300                         403,209
                                                                                                         -----------------

Electronic Forms (0.36%)
Adobe Systems Inc (a)                                                              19,600                         768,320
                                                                                                         -----------------

Electronic Measurement Instruments (0.49%)
Agilent Technologies Inc (a)                                                       26,900                       1,033,498
                                                                                                         -----------------

Engineering - Research & Development Services (0.35%)
Fluor Corp                                                                          7,900                         733,989
                                                                                                         -----------------

Enterprise Software & Services (0.21%)
BMC Software Inc (a)                                                                6,200                         133,548
CA Inc (b)                                                                             75                           1,902
Novell Inc (a)(b)                                                                  19,500                         160,290
Sybase Inc (a)                                                                      6,600                         143,682
                                                                                                         -----------------
                                                                                                                  439,422
                                                                                                         -----------------
Fiduciary Banks (0.62%)
State Street Corp                                                                  20,000                       1,306,400
                                                                                                         -----------------

Finance - Auto Loans (0.56%)
AmeriCredit Corp (a)(b)                                                            38,700                       1,171,836
                                                                                                         -----------------

Finance - Investment Banker & Broker (6.10%)
Bear Stearns Cos Inc/The                                                            3,400                         484,534
Citigroup Inc                                                                      71,282                       3,560,536
E*Trade Financial Corp (a)                                                         31,700                         788,696
JPMorgan Chase & Co                                                                71,680                       3,252,838
Merrill Lynch & Co Inc                                                             45,514                       3,470,898
TD Ameritrade Holding Corp                                                         31,700                         588,352
UBS AG                                                                              6,100                         712,785
                                                                                                         -----------------
                                                                                                               12,858,639
                                                                                                         -----------------
Financial Guarantee Insurance (0.70%)
MBIA Inc                                                                           20,832                       1,242,212
Radian Group Inc                                                                    3,700                         232,064
                                                                                                         -----------------
                                                                                                                1,474,276
                                                                                                         -----------------
Food - Meat Products (0.39%)
Tyson Foods Inc (b)                                                                56,900                         830,740
                                                                                                         -----------------

Food - Retail (0.97%)
Kroger Co/The                                                                      34,700                         703,022
Safeway Inc                                                                        53,300                       1,339,429
                                                                                                         -----------------
                                                                                                                2,042,451
                                                                                                         -----------------

Gold Mining (0.08%)
Newmont Mining Corp (b)                                                             2,800                         163,408
                                                                                                         -----------------

Health Care Cost Containment (0.61%)
McKesson Corp                                                                      26,600                       1,292,494
                                                                                                         -----------------

Home Furnishings (0.10%)
Furniture Brands International Inc (b)                                              9,000                         207,000
                                                                                                         -----------------

Hospital Beds & Equipment (0.05%)
Kinetic Concepts Inc (a)(b)                                                         2,300                         100,418
                                                                                                         -----------------

Hotels & Motels (0.91%)
Choice Hotels International Inc (b)                                                23,700                       1,268,661
Starwood Hotels & Resorts Worldwide Inc                                            11,400                         654,132
                                                                                                         -----------------
                                                                                                                1,922,793
                                                                                                         -----------------
Industrial Automation & Robots (0.09%)
Rockwell Automation Inc                                                             2,700                         195,642
                                                                                                         -----------------

Industrial Gases (0.12%)
Airgas Inc                                                                          6,200                         250,790
                                                                                                         -----------------

Instruments - Scientific (0.25%)
Fisher Scientific International Inc (a)(b)                                          7,600                         536,180
                                                                                                         -----------------

Internet Security (0.11%)
Symantec Corp (a)                                                                  14,600                         239,148
                                                                                                         -----------------

Investment Management & Advisory Services (0.08%)
Franklin Resources Inc                                                              1,700                         158,304
                                                                                                         -----------------

Life & Health Insurance (0.07%)
Cigna Corp                                                                          1,300                         139,100
                                                                                                         -----------------

Machinery - Construction & Mining (0.85%)
Caterpillar Inc                                                                    23,600                       1,787,464
                                                                                                         -----------------

Medical - Biomedical/Gene (2.22%)
Amgen Inc (a)                                                                      50,672                       3,430,494
Genentech Inc (a)                                                                   9,600                         765,216
Genzyme Corp (a)                                                                    8,100                         495,396
                                                                                                         -----------------
                                                                                                                4,691,106
                                                                                                         -----------------
Medical - Drugs (5.72%)
Abbott Laboratories                                                                21,504                         919,081
Allergan Inc                                                                       11,300                       1,160,736
Eisai Co Ltd ADR                                                                   13,400                         610,370
Eli Lilly & Co                                                                     23,682                       1,253,251
Merck & Co Inc                                                                     53,100                       1,827,702
Pfizer Inc                                                                        140,120                       3,549,240
Sanofi-Aventis ADR (b)                                                             26,100                       1,227,744
Schering-Plough Corp                                                               66,300                       1,280,916
Wyeth                                                                               4,800                         233,616
                                                                                                         -----------------
                                                                                                               12,062,656
                                                                                                         -----------------
Medical - HMO (0.38%)
WellPoint Inc (a)                                                                  11,400                         809,400
                                                                                                         -----------------


Medical - Hospitals (0.06%)
HCA Inc                                                                             2,700                         118,503
                                                                                                         -----------------

Medical - Wholesale Drug Distribution (0.58%)
AmerisourceBergen Corp                                                             28,100                       1,212,515
                                                                                                         -----------------

Medical Instruments (1.23%)
Boston Scientific Corp (a)(b)                                                       7,392                         171,780
Medtronic Inc                                                                      36,200                       1,814,344
St Jude Medical Inc (a)                                                            15,300                         604,044
                                                                                                         -----------------
                                                                                                                2,590,168
                                                                                                         -----------------
Medical Products (1.32%)
Baxter International Inc                                                            8,100                         305,370
Johnson & Johnson                                                                  42,200                       2,473,342
                                                                                                         -----------------
                                                                                                                2,778,712
                                                                                                         -----------------
Metal - Copper (0.41%)
Southern Copper Corp (b)                                                            8,800                         871,640
                                                                                                         -----------------

Metal - Diversified (0.30%)
Rio Tinto PLC ADR                                                                   2,800                         623,560
                                                                                                         -----------------

Multi-line Insurance (3.77%)
ACE Ltd                                                                            19,900                       1,105,246
American International Group Inc                                                   29,786                       1,943,537
Genworth Financial Inc                                                             39,800                       1,321,360
Loews Corp                                                                         13,400                       1,422,410
Metlife Inc (b)                                                                    41,400                       2,156,940
                                                                                                         -----------------
                                                                                                                7,949,493
                                                                                                         -----------------
Multimedia (2.91%)
McGraw-Hill Cos Inc/The                                                             9,700                         539,902
Time Warner Inc                                                                   125,700                       2,187,180
Viacom Inc (a)                                                                     22,357                         890,479
Walt Disney Co (b)                                                                 89,900                       2,513,604
                                                                                                         -----------------
                                                                                                                6,131,165
                                                                                                         -----------------
Networking Products (1.87%)
Cisco Systems Inc (a)                                                             188,540                       3,949,913
                                                                                                         -----------------

Non-hazardous Waste Disposal (0.57%)
Republic Services Inc                                                               7,600                         334,476
Waste Management Inc                                                               23,000                         861,580
                                                                                                         -----------------
                                                                                                                1,196,056
                                                                                                         -----------------
Oil - Field Services (1.66%)
Halliburton Co (b)                                                                 15,200                       1,187,880
Schlumberger Ltd                                                                   33,400                       2,309,276
                                                                                                         -----------------
                                                                                                                3,497,156
                                                                                                         -----------------
Oil & Gas Drilling (0.33%)
Helmerich & Payne Inc                                                               7,100                         516,454
Transocean Inc (a)(b)                                                               2,100                         170,247
                                                                                                         -----------------
                                                                                                                  686,701
                                                                                                         -----------------
Oil Company - Exploration & Production (2.89%)
Anadarko Petroleum Corp                                                            13,900                       1,456,998
Apache Corp                                                                        11,100                         788,655
Devon Energy Corp                                                                  24,900                       1,496,739
EOG Resources Inc                                                                  19,100                       1,341,393
Noble Energy Inc                                                                   19,000                         854,620

Ultra Petroleum Corp (a)(b)                                                         2,300                         147,108
                                                                                                         -----------------
                                                                                                                6,085,513
                                                                                                         -----------------
Oil Company - Integrated (4.87%)
Chevron Corp                                                                       28,600                       1,745,172
ConocoPhillips                                                                     47,868                       3,202,369
Exxon Mobil Corp                                                                   84,449                       5,327,043
                                                                                                         -----------------
                                                                                                               10,274,584
                                                                                                         -----------------
Oil Refining & Marketing (0.58%)
Sunoco Inc                                                                         15,100                       1,223,704
                                                                                                         -----------------

Pharmacy Services (0.79%)
Caremark Rx Inc                                                                     9,300                         423,615
Express Scripts Inc (a)                                                            15,800                       1,234,612
                                                                                                         -----------------
                                                                                                                1,658,227
                                                                                                         -----------------
Photo Equipment & Supplies (0.12%)
Eastman Kodak Co (b)                                                                9,700                         261,512
                                                                                                         -----------------

Pipelines (0.26%)
Equitable Resources Inc                                                            15,300                         543,303
                                                                                                         -----------------

Property & Casualty Insurance (0.62%)
Chubb Corp                                                                         25,400                       1,309,116
                                                                                                         -----------------

Regional Banks (5.84%)
Bank of America Corp                                                              116,092                       5,795,313
PNC Financial Services Group Inc                                                    9,300                         664,671
US Bancorp                                                                         47,700                       1,499,688
Wachovia Corp                                                                      40,600                       2,429,910
Wells Fargo & Co                                                                   28,100                       1,930,189
                                                                                                         -----------------
                                                                                                               12,319,771
                                                                                                         -----------------
REITS - Storage (0.08%)
Public Storage Inc (b)                                                              2,300                         176,824
                                                                                                         -----------------

REITS - Warehouse & Industrial (0.48%)
Prologis                                                                           20,100                       1,009,422
                                                                                                         -----------------

Retail - Apparel & Shoe (0.40%)
Nordstrom Inc                                                                       3,600                         137,988
Payless Shoesource Inc (a)                                                         30,600                         702,882
                                                                                                         -----------------
                                                                                                                  840,870
                                                                                                         -----------------
Retail - Automobile (0.38%)
Autonation Inc (a)(b)                                                              35,900                         808,468
                                                                                                         -----------------

Retail - Building Products (0.39%)
Lowe's Cos Inc                                                                     13,100                         825,955
                                                                                                         -----------------

Retail - Consumer Electronics (0.67%)
Circuit City Stores Inc                                                            49,424                       1,420,940
                                                                                                         -----------------

Retail - Discount (0.81%)
Target Corp                                                                        18,400                         977,040
Wal-Mart Stores Inc                                                                16,300                         733,989
                                                                                                         -----------------
                                                                                                                1,711,029
                                                                                                         -----------------
Retail - Regional Department Store (1.03%)
Dillard's Inc                                                                       9,400                         245,152
Federated Department Stores Inc                                                    13,000                       1,012,050

Kohl's Corp (a)                                                                    16,400                         915,776
                                                                                                         -----------------
                                                                                                                2,172,978
                                                                                                         -----------------
Retail - Restaurants (0.93%)
Brinker International Inc                                                           5,300                         207,548
Darden Restaurants Inc                                                             12,500                         495,000
Starbucks Corp (a)                                                                 33,900                       1,263,453
                                                                                                         -----------------
                                                                                                                1,966,001
                                                                                                         -----------------
Savings & Loans - Thrifts (0.84%)
Golden West Financial Corp (b)                                                     24,700                       1,775,189
                                                                                                         -----------------

Semiconductor Component - Integrated Circuits (0.42%)
Analog Devices Inc                                                                 23,100                         875,952
                                                                                                         -----------------

Steel - Producers (0.67%)
Nucor Corp                                                                         12,900                       1,403,778
                                                                                                         -----------------

Telecommunication Equipment - Fiber Optics (1.24%)
Corning Inc (a)                                                                    94,400                       2,608,272
                                                                                                         -----------------

Telecommunication Services (0.19%)
Amdocs Ltd (a)                                                                     10,700                         398,040
                                                                                                         -----------------

Telephone - Integrated (2.74%)
AT&T Inc                                                                           18,400                         482,264
CenturyTel Inc (b)                                                                 31,000                       1,168,700
Sprint Nextel Corp                                                                 84,951                       2,106,785
Telephone & Data Systems Inc - Special Shares                                       3,100                         116,870
Telephone & Data Systems Inc (b)                                                    3,100                         121,520
Verizon Communications Inc                                                         54,100                       1,786,923
                                                                                                         -----------------
                                                                                                                5,783,062
                                                                                                         -----------------
Television (0.74%)
CBS Corp                                                                           61,557                       1,567,857
                                                                                                         -----------------

Tobacco (1.59%)
Altria Group Inc                                                                   45,700                       3,343,412
                                                                                                         -----------------

Tools - Hand Held (0.14%)
Black & Decker Corp                                                                 3,100                         290,191
                                                                                                         -----------------

Transport - Rail (0.64%)
CSX Corp                                                                            7,700                         527,373
Norfolk Southern Corp                                                              15,200                         820,800
                                                                                                         -----------------
                                                                                                                1,348,173
                                                                                                         -----------------
Transport - Truck (0.07%)
JB Hunt Transport Services Inc                                                      6,000                         142,980
                                                                                                         -----------------

Web Portals (1.60%)
Google Inc (a)                                                                      6,600                       2,758,404
Yahoo! Inc (a)(b)                                                                  18,900                         619,542
                                                                                                         -----------------
                                                                                                                3,377,946
                                                                                                         -----------------
Wireless Equipment (1.18%)
Motorola Inc                                                                       77,800                       1,661,030
Qualcomm Inc                                                                       16,000                         821,440
                                                                                                         -----------------
                                                                                                                2,482,470
                                                                                                         -----------------
TOTAL COMMON STOCKS                                                                                   $       208,612,721
                                                                                                         -----------------

                                                                      Principal
                                                                       Amount                                 Value
                                                            ------------------------------ ------------- -----------------
MONEY MARKET FUNDS (9.78%)
BNY Institutional Cash Reserve Fund (c)                                        20,622,000                      20,622,000
                                                                                                         -----------------
TOTAL MONEY MARKET FUNDS                                                                              $        20,622,000
                                                                                                         -----------------
Total Investments                                                                                     $       229,234,721
Liabilities in Excess of Other Assets, Net - (8.71)%                                                         (18,368,474)
                                                                                                         -----------------
TOTAL NET ASSETS - 100.00%                                                                            $       210,866,247
                                                                                                         =================
                                                                                                         -----------------

                                                                                                         =================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $        32,194,789
Unrealized Depreciation                             (10,703,063)
                                                -----------------
Net Unrealized Appreciation (Depreciation)            21,491,726
Cost for federal income tax purposes                 207,742,995


                               SCHEDULE OF FUTURES CONTRACTS
                                                 Current        Unrealized
                          Number of    Original  Market       Appreciation/
Type                      Contracts      Value    Value       (Depreciation)
------------------------- ------------------- ------------------------------
Buy:
S&P 500 eMini; June 2006      5     $328,573       $328,975         $403

Portfolio Summary (unaudited)
------------------------------------------------------------
Sector                                              Percent
------------------------------------------------------------
Financial                                            29.94%
Consumer, Non-cyclical                               22.02%
Communications                                       13.82%
Industrial                                           12.32%
Energy                                               10.58%
Technology                                            8.60%
Consumer, Cyclical                                    6.85%
Basic Materials                                       2.46%
Utilities                                             2.12%
Liabilities in Excess of Other Assets, Net         (-8.71%)
                                           -----------------
TOTAL NET ASSETS                                    100.00%
                                           =================


Other Assets Summary (unaudited)
------------------------------------------- ------------ -----------------
Asset Type                                                        Percent
------------------------------------------- ------------ -----------------
Futures                                                             0.16%


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Growth Fund
                                                                    Shares
                                                                     Held                                Value
                                                          ---------------------------- ------------ -----------------
COMMON STOCKS (100.53%)
Aerospace & Defense (0.95%)
Boeing Co                                                                       9,500            $           792,775
General Dynamics Corp                                                           7,200                        472,464
Northrop Grumman Corp (a)                                                       3,900                        260,910
Rockwell Collins Inc                                                            3,000                        171,600
                                                                                                    -----------------
                                                                                                           1,697,749
                                                                                                    -----------------
Aerospace & Defense Equipment (0.67%)
Goodrich Corp                                                                  17,400                        774,300
United Technologies Corp                                                        6,700                        420,827
                                                                                                    -----------------
                                                                                                           1,195,127
                                                                                                    -----------------
Apparel Manufacturers (0.04%)
Columbia Sportswear Co (a)(b)                                                   1,400                         71,246
                                                                                                    -----------------

Appliances (0.34%)
Whirlpool Corp                                                                  6,700                        601,325
                                                                                                    -----------------

Auto - Medium & Heavy Duty Trucks (0.31%)
Oshkosh Truck Corp                                                              9,100                        556,920
                                                                                                    -----------------

Auto/Truck Parts & Equipment - Original (0.09%)
Johnson Controls Inc (a)                                                        2,000                        163,100
                                                                                                    -----------------

Beverages - Non-alcoholic (2.72%)
Coca-Cola Co/The                                                               62,000                      2,601,520
PepsiCo Inc                                                                    39,000                      2,271,360
                                                                                                    -----------------
                                                                                                           4,872,880
                                                                                                    -----------------
Beverages - Wine & Spirits (0.06%)
Brown-Forman Corp                                                               1,400                        104,300
                                                                                                    -----------------

Building - Residential & Commercial (0.47%)
Centex Corp                                                                       800                         44,480
DR Horton Inc                                                                   3,200                         96,064
KB Home                                                                         6,000                        369,420
Lennar Corp                                                                     2,200                        120,846
Pulte Homes Inc (a)                                                               700                         26,145
Ryland Group Inc (a)                                                            3,000                        189,330
                                                                                                    -----------------
                                                                                                             846,285
                                                                                                    -----------------
Building Products - Cement & Aggregate (0.40%)
Martin Marietta Materials Inc                                                   6,800                        721,888
                                                                                                    -----------------

Cable TV (0.07%)
Cablevision Systems Corp                                                        5,800                        117,566
                                                                                                    -----------------

Casino Hotels (0.02%)
MGM Mirage (a)(b)                                                                 700                         31,430
                                                                                                    -----------------

Cellular Telecommunications (0.43%)
NII Holdings Inc (a)(b)                                                        12,800                        766,720
                                                                                                    -----------------


Chemicals - Specialty (0.00%)
Tronox Inc (b)                                                                     60                          1,038
                                                                                                    -----------------

Commercial Services (0.10%)
Iron Mountain Inc (b)                                                           2,600                        101,660
Weight Watchers International Inc                                               1,500                         74,025
                                                                                                    -----------------
                                                                                                             175,685
                                                                                                    -----------------
Commercial Services - Finance (0.82%)
Equifax Inc                                                                    11,600                        447,064
Moody's Corp                                                                    6,300                        390,663
Paychex Inc                                                                    15,700                        634,123
                                                                                                    -----------------
                                                                                                           1,471,850
                                                                                                    -----------------
Computer Services (0.37%)
Affiliated Computer Services Inc (b)                                            7,300                        407,048
Ceridian Corp (b)                                                               1,100                         26,653
DST Systems Inc (a)(b)                                                          3,600                        221,472
                                                                                                    -----------------
                                                                                                             655,173
                                                                                                    -----------------
Computers (3.58%)
Apple Computer Inc (b)                                                          4,100                        288,599
Dell Inc (b)                                                                  151,800                      3,977,160
Hewlett-Packard Co                                                             52,400                      1,701,428
International Business Machines Corp                                            5,600                        461,104
                                                                                                    -----------------
                                                                                                           6,428,291
                                                                                                    -----------------
Computers - Peripheral Equipment (0.18%)
Lexmark International Inc (b)                                                   6,600                        321,420
                                                                                                    -----------------

Cosmetics & Toiletries (0.31%)
Colgate-Palmolive Co                                                            9,500                        561,640
                                                                                                    -----------------

Data Processing & Management (0.98%)
Fair Isaac Corp                                                                 7,300                        270,903
First Data Corp                                                                20,900                        996,721
Fiserv Inc (b)                                                                  7,400                        333,592
Total System Services Inc (a)                                                   7,700                        154,231
                                                                                                    -----------------
                                                                                                           1,755,447
                                                                                                    -----------------
Distribution & Wholesale (0.08%)
Fastenal Co (a)                                                                 2,600                        121,706
Ingram Micro Inc (b)                                                            1,400                         25,746
                                                                                                    -----------------
                                                                                                             147,452
                                                                                                    -----------------
Diversified Manufacturing Operations (0.24%)
ITT Industries Inc                                                              7,700                        432,971
                                                                                                    -----------------

Electric - Integrated (0.27%)
TXU Corp                                                                        9,900                        491,337
                                                                                                    -----------------

Electric Products - Miscellaneous (0.23%)
Emerson Electric Co                                                             4,800                        407,760
                                                                                                    -----------------

Electronic Components - Miscellaneous (0.09%)
AVX Corp.                                                                       1,700                         30,260
Jabil Circuit Inc                                                               3,300                        128,667
                                                                                                    -----------------
                                                                                                             158,927
                                                                                                    -----------------
Electronic Components - Semiconductors (8.71%)
Broadcom Corp (b)                                                              34,450                      1,416,239
Intel Corp                                                                    288,000                      5,754,240
Intersil Corp                                                                   6,600                        195,426

Microchip Technology Inc                                                        8,500                        316,710
National Semiconductor Corp                                                    17,700                        530,646
Nvidia Corp (b)                                                                39,300                      1,148,346
Texas Instruments Inc                                                         180,400                      6,261,684
                                                                                                    -----------------
                                                                                                          15,623,291
                                                                                                    -----------------
Electronic Forms (0.21%)
Adobe Systems Inc (b)                                                           9,800                        384,160
                                                                                                    -----------------

Electronic Measurement Instruments (0.86%)
Agilent Technologies Inc (b)                                                   40,300                      1,548,326
                                                                                                    -----------------

Electronic Parts Distribution (0.03%)
Avnet Inc (b)                                                                   1,900                         49,685
                                                                                                    -----------------

Engineering - Research & Development Services (0.23%)
Jacobs Engineering Group Inc (b)                                                5,000                        413,500
                                                                                                    -----------------

Enterprise Software & Services (0.30%)
BEA Systems Inc (a)(b)                                                         37,200                        492,900
BMC Software Inc (b)                                                            2,100                         45,234
                                                                                                    -----------------
                                                                                                             538,134
                                                                                                    -----------------
Fiduciary Banks (0.31%)
State Street Corp                                                               8,600                        561,752
                                                                                                    -----------------

Finance - Consumer Loans (0.01%)
Student Loan Corp                                                                 100                         20,825
                                                                                                    -----------------

Finance - Investment Banker & Broker (2.97%)
Charles Schwab Corp/The                                                       174,600                      3,125,340
E*Trade Financial Corp (b)                                                     14,600                        363,248
Goldman Sachs Group Inc                                                           800                        128,232
Lehman Brothers Holdings Inc                                                    5,000                        755,750
Merrill Lynch & Co Inc                                                          4,400                        335,544
TD Ameritrade Holding Corp                                                     33,900                        629,184
                                                                                                    -----------------
                                                                                                           5,337,298
                                                                                                    -----------------
Finance - Mortgage Loan/Banker (0.56%)
Fannie Mae                                                                     20,000                      1,012,000
                                                                                                    -----------------

Financial Guarantee Insurance (0.54%)
AMBAC Financial Group Inc                                                       5,200                        428,272
MGIC Investment Corp                                                            5,400                        381,780
PMI Group Inc/The                                                               1,300                         59,995
Radian Group Inc (a)                                                            1,500                         94,080
                                                                                                    -----------------
                                                                                                             964,127
                                                                                                    -----------------
Food - Dairy Products (0.20%)
Dean Foods Co (b)                                                               9,200                        364,412
                                                                                                    -----------------

Food - Miscellaneous/Diversified (0.03%)
Sara Lee Corp                                                                   2,600                         46,462
                                                                                                    -----------------

Food - Retail (0.61%)
Kroger Co/The                                                                  48,500                        982,610
Whole Foods Market Inc                                                          1,900                        116,622
                                                                                                    -----------------
                                                                                                           1,099,232
                                                                                                    -----------------
Food - Wholesale & Distribution (0.48%)
Supervalu Inc (a)                                                              14,000                        406,140

Sysco Corp (a)                                                                 15,500                        463,295
                                                                                                    -----------------
                                                                                                             869,435
                                                                                                    -----------------
Health Care Cost Containment (1.12%)
McKesson Corp                                                                  41,500                      2,016,485
                                                                                                    -----------------

Home Decoration Products (0.23%)
Newell Rubbermaid Inc                                                          15,200                        416,784
                                                                                                    -----------------

Hotels & Motels (0.09%)
Marriott International Inc                                                      2,300                        168,061
                                                                                                    -----------------

Human Resources (0.13%)
Robert Half International Inc                                                   5,500                        232,485
                                                                                                    -----------------

Instruments - Scientific (0.04%)
Applera Corp - Applied Biosystems Group                                         2,200                         63,448
                                                                                                    -----------------

Insurance Brokers (0.25%)
AON Corp                                                                        5,600                        234,696
Marsh & McLennan Cos Inc                                                        7,200                        220,824
                                                                                                    -----------------
                                                                                                             455,520
                                                                                                    -----------------
Internet Content - Information & News (0.02%)
CNET Networks Inc (a)(b)                                                        3,300                         35,574
                                                                                                    -----------------

Investment Management & Advisory Services (1.19%)
Federated Investors Inc                                                         2,000                         70,200
Franklin Resources Inc                                                         11,100                      1,033,632
Legg Mason Inc                                                                  8,700                      1,030,776
                                                                                                    -----------------
                                                                                                           2,134,608
                                                                                                    -----------------
Life & Health Insurance (1.62%)
Aflac Inc                                                                      42,700                      2,029,958
Cigna Corp                                                                      3,200                        342,400
Lincoln National Corp                                                           4,900                        284,592
Prudential Financial Inc                                                        3,100                        242,203
                                                                                                    -----------------
                                                                                                           2,899,153
                                                                                                    -----------------
Machinery - Construction & Mining (1.59%)
Caterpillar Inc                                                                37,600                      2,847,824
                                                                                                    -----------------

Machinery - Pumps (0.02%)
Flowserve Corp (b)                                                                700                         40,264
                                                                                                    -----------------

Medical  - Outpatient & Home Medical Care (0.50%)
Lincare Holdings Inc (b)                                                       22,600                        893,378
                                                                                                    -----------------

Medical - Biomedical/Gene (3.71%)
Amgen Inc (b)                                                                  15,200                      1,029,040
Genentech Inc (b)                                                              65,300                      5,205,063
Invitrogen Corp (a)(b)                                                          2,500                        165,025
Millipore Corp (a)(b)                                                           3,500                        258,230
                                                                                                    -----------------
                                                                                                           6,657,358
                                                                                                    -----------------
Medical - Drugs (7.99%)
Abbott Laboratories                                                            31,800                      1,359,132
Abraxis BioScience Inc (a)(b)                                                   5,000                        156,200
Allergan Inc                                                                   13,000                      1,335,360
Bristol-Myers Squibb Co                                                         2,100                         53,298
Forest Laboratories Inc (b)                                                    37,200                      1,502,136

Merck & Co Inc                                                                115,600                      3,978,952
Pfizer Inc                                                                    183,300                      4,642,989
Wyeth                                                                          26,700                      1,299,489
                                                                                                    -----------------
                                                                                                          14,327,556
                                                                                                    -----------------
Medical - Generic Drugs (0.39%)
Barr Pharmaceuticals Inc (b)                                                   11,700                        708,435
                                                                                                    -----------------

Medical - HMO (5.53%)
Aetna Inc                                                                      49,900                      1,921,150
Coventry Health Care Inc (b)                                                    6,000                        298,020
Health Net Inc (b)                                                             16,200                        659,340
Humana Inc (b)                                                                  6,800                        307,224
UnitedHealth Group Inc                                                        126,600                      6,297,084
WellPoint Inc (b)                                                               6,100                        433,100
                                                                                                    -----------------
                                                                                                           9,915,918
                                                                                                    -----------------
Medical - Hospitals (0.84%)
Community Health Systems Inc (b)                                                  100                          3,624
HCA Inc                                                                        31,000                      1,360,590
Universal Health Services Inc                                                   2,700                        137,133
                                                                                                    -----------------
                                                                                                           1,501,347
                                                                                                    -----------------
Medical - Wholesale Drug Distribution (1.00%)
AmerisourceBergen Corp                                                          9,200                        396,980
Cardinal Health Inc                                                            20,800                      1,400,880
                                                                                                    -----------------
                                                                                                           1,797,860
                                                                                                    -----------------
Medical Information Systems (0.39%)
Cerner Corp (a)(b)                                                             17,500                        693,875
                                                                                                    -----------------

Medical Instruments (0.59%)
Kyphon Inc (a)(b)                                                               2,100                         87,255
Medtronic Inc                                                                   3,900                        195,468
St Jude Medical Inc (b)                                                        17,700                        698,796
Techne Corp (b)                                                                 1,400                         79,324
                                                                                                    -----------------
                                                                                                           1,060,843
                                                                                                    -----------------
Medical Products (1.75%)
Henry Schein Inc (b)                                                              800                         37,296
Johnson & Johnson                                                              49,200                      2,883,612
Mentor Corp (a)                                                                 2,400                        103,992
Stryker Corp                                                                      600                         26,250
Varian Medical Systems Inc (b)                                                  1,600                         83,808
                                                                                                    -----------------
                                                                                                           3,134,958
                                                                                                    -----------------
Motorcycle/Motor Scooter (0.38%)
Harley-Davidson Inc (a)                                                        13,400                        681,256
                                                                                                    -----------------

Multi-line Insurance (2.14%)
American International Group Inc                                               54,000                      3,523,500
Hanover Insurance Group Inc.                                                      100                          5,290
Loews Corp                                                                      3,000                        318,450
                                                                                                    -----------------
                                                                                                           3,847,240
                                                                                                    -----------------
Office Automation & Equipment (0.00%)
Pitney Bowes Inc                                                                  200                          8,370
                                                                                                    -----------------

Office Furnishings - Original (0.13%)
Herman Miller Inc                                                                 700                         21,553
HNI Corp (a)                                                                    4,100                        216,808
                                                                                                    -----------------
                                                                                                             238,361
                                                                                                    -----------------

Oil - Field Services (1.67%)
Baker Hughes Inc                                                               14,600                      1,180,118
BJ Services Co                                                                 19,200                        730,560
Halliburton Co (a)                                                             14,000                      1,094,100
                                                                                                    -----------------
                                                                                                           3,004,778
                                                                                                    -----------------
Oil & Gas Drilling (0.23%)
Helmerich & Payne Inc                                                           5,600                        407,344
                                                                                                    -----------------

Oil Company - Exploration & Production (0.44%)
Anadarko Petroleum Corp                                                         3,200                        335,424
Devon Energy Corp                                                               4,500                        270,495
Kerr-McGee Corp                                                                   300                         29,958
Newfield Exploration Co (a)(b)                                                  3,500                        156,100
                                                                                                    -----------------
                                                                                                             791,977
                                                                                                    -----------------
Oil Company - Integrated (3.11%)
Amerada Hess Corp (a)                                                             300                         42,981
ConocoPhillips                                                                 34,344                      2,297,614
Exxon Mobil Corp                                                               38,600                      2,434,888
Marathon Oil Corp                                                               3,500                        277,760
Occidental Petroleum Corp                                                       5,100                        523,974
                                                                                                    -----------------
                                                                                                           5,577,217
                                                                                                    -----------------
Oil Field Machinery & Equipment (0.44%)
Cooper Cameron Corp (b)                                                         7,700                        386,848
Grant Prideco Inc (b)                                                           7,700                        394,240
                                                                                                    -----------------
                                                                                                             781,088
                                                                                                    -----------------
Oil Refining & Marketing (0.33%)
Sunoco Inc                                                                      7,200                        583,488
                                                                                                    -----------------

Pharmacy Services (2.56%)
Caremark Rx Inc                                                                10,300                        469,165
Express Scripts Inc (b)                                                        36,400                      2,844,296
Medco Health Solutions Inc (b)                                                 14,300                        761,189
Omnicare Inc (a)                                                                9,100                        516,061
                                                                                                    -----------------
                                                                                                           4,590,711
                                                                                                    -----------------
Pipelines (0.97%)
Kinder Morgan Inc                                                              16,500                      1,452,330
Questar Corp                                                                    3,600                        288,180
                                                                                                    -----------------
                                                                                                           1,740,510
                                                                                                    -----------------
Power Converter & Supply Equipment (0.15%)
American Power Conversion Corp                                                 12,500                        278,000
                                                                                                    -----------------

Property & Casualty Insurance (1.23%)
Chubb Corp                                                                     10,400                        536,016
Progressive Corp/The                                                            8,100                        879,093
St Paul Travelers Cos Inc/The                                                  18,000                        792,540
                                                                                                    -----------------
                                                                                                           2,207,649
                                                                                                    -----------------
Quarrying (0.04%)
Vulcan Materials Co                                                               800                         67,968
                                                                                                    -----------------

Rental - Auto & Equipment (0.20%)
Rent-A-Center Inc (b)                                                          12,700                        350,774
                                                                                                    -----------------

Research & Development (0.19%)
Pharmaceutical Product Development Inc                                          9,400                        337,178
                                                                                                    -----------------


Respiratory Products (0.07%)
Respironics Inc (b)                                                             3,400                        124,508
                                                                                                    -----------------

Retail - Apparel & Shoe (1.34%)
Abercrombie & Fitch Co                                                          1,300                         78,949
Bebe Stores Inc (a)                                                            12,200                        215,696
Chico's FAS Inc (b)                                                            18,700                        693,022
Men's Wearhouse Inc (a)                                                         7,300                        258,712
Nordstrom Inc                                                                  30,300                      1,161,399
                                                                                                    -----------------
                                                                                                           2,407,778
                                                                                                    -----------------
Retail - Auto Parts (0.99%)
Advance Auto Parts Inc                                                         20,100                        808,422
Autozone Inc (b)                                                                5,600                        524,216
O'Reilly Automotive Inc (b)                                                    13,200                        447,216
                                                                                                    -----------------
                                                                                                           1,779,854
                                                                                                    -----------------
Retail - Automobile (0.11%)
Autonation Inc (a)(b)                                                           7,700                        173,404
Copart Inc (a)(b)                                                                 600                         16,110
                                                                                                    -----------------
                                                                                                             189,514
                                                                                                    -----------------
Retail - Bedding (0.82%)
Bed Bath & Beyond Inc (b)                                                      38,200                      1,464,970
                                                                                                    -----------------

Retail - Building Products (6.86%)
Home Depot Inc                                                                188,000                      7,506,840
Lowe's Cos Inc                                                                 76,200                      4,804,410
                                                                                                    -----------------
                                                                                                          12,311,250
                                                                                                    -----------------
Retail - Consumer Electronics (0.09%)
Best Buy Co Inc                                                                 2,800                        158,648
                                                                                                    -----------------

Retail - Discount (1.98%)
BJ's Wholesale Club Inc (b)                                                       100                          3,062
Dollar General Corp                                                            34,700                        605,862
Dollar Tree Stores Inc (a)(b)                                                  13,900                        362,373
TJX Cos Inc                                                                    19,400                        468,122
Wal-Mart Stores Inc                                                            47,100                      2,120,913
                                                                                                    -----------------
                                                                                                           3,560,332
                                                                                                    -----------------
Retail - Drug Store (1.15%)
Walgreen Co                                                                    49,100                      2,058,763
                                                                                                    -----------------

Retail - Gardening Products (0.09%)
Tractor Supply Co (b)                                                           2,500                        161,975
                                                                                                    -----------------

Retail - Jewelry (0.18%)
Tiffany & Co (a)                                                                9,500                        331,455
                                                                                                    -----------------

Retail - Office Supplies (0.33%)
Office Depot Inc (b)                                                           11,200                        454,496
Staples Inc                                                                     5,200                        137,332
                                                                                                    -----------------
                                                                                                             591,828
                                                                                                    -----------------
Retail - Restaurants (1.98%)
Applebees International Inc                                                    10,600                        246,026
Brinker International Inc                                                       8,300                        325,028
Darden Restaurants Inc                                                         16,300                        645,480
McDonald's Corp                                                                12,200                        421,754
Sonic Corp (a)(b)                                                               6,900                        233,979
Starbucks Corp (b)                                                              5,100                        190,077

Wendy's International Inc                                                      17,500                      1,081,150
Yum! Brands Inc                                                                 7,900                        408,272
                                                                                                    -----------------
                                                                                                           3,551,766
                                                                                                    -----------------
Semiconductor Equipment (0.01%)
Applied Materials Inc                                                           1,300                         23,335
                                                                                                    -----------------

Steel - Producers (0.08%)
Nucor Corp                                                                      1,400                        152,348
                                                                                                    -----------------

Telecommunication Equipment (0.31%)
Adtran Inc                                                                      8,300                        208,662
Harris Corp                                                                     7,300                        339,961
                                                                                                    -----------------
                                                                                                             548,623
                                                                                                    -----------------
Telecommunication Equipment - Fiber Optics (1.73%)
Corning Inc (a)(b)                                                            112,300                      3,102,849
                                                                                                    -----------------

Telephone - Integrated (0.00%)
CenturyTel Inc                                                                    100                          3,770
                                                                                                    -----------------

Textile - Home Furnishings (0.37%)
Mohawk Industries Inc (b)                                                       8,300                        664,830
                                                                                                    -----------------

Therapeutics (0.37%)
Gilead Sciences Inc (b)                                                        11,500                        661,250
                                                                                                    -----------------

Tobacco (2.74%)
Altria Group Inc (a)                                                           67,300                      4,923,668
                                                                                                    -----------------

Transport - Rail (0.32%)
Burlington Northern Santa Fe Corp                                               7,200                        572,616
                                                                                                    -----------------

Transport - Services (0.55%)
CH Robinson Worldwide Inc                                                      10,600                        470,110
Expeditors International Washington Inc (a)                                     1,300                        111,293
FedEx Corp                                                                      3,500                        402,955
                                                                                                    -----------------
                                                                                                             984,358
                                                                                                    -----------------
Web Portals (1.21%)
Google Inc (b)                                                                  5,200                      2,173,288
                                                                                                    -----------------

Wireless Equipment (3.78%)
Motorola Inc                                                                  209,600                      4,474,960
Qualcomm Inc                                                                   45,100                      2,315,434
                                                                                                    -----------------
                                                                                                           6,790,394
                                                                                                    -----------------
TOTAL COMMON STOCKS                                                                              $       180,377,779
                                                                                                    -----------------
                                                                  Principal
                                                                    Amount                               Value
                                                          ---------------------------- ------------ -----------------
MONEY MARKET FUNDS (6.57%)
BNY Institutional Cash Reserve Fund (c)                                    11,788,000                     11,788,000
                                                                                                    -----------------
TOTAL MONEY MARKET FUNDS                                                                         $        11,788,000
                                                                                                    -----------------
Total Investments                                                                                $       192,165,779
Liabilities in Excess of Other Assets, Net - (7.10)%                                                    (12,747,048)
                                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                                       $       179,418,731
                                                                                                    =================
                                                                                                    -----------------

                                                                                                    =================

(a)   Security or a portion of the security was on loan at the end of the period.
(b)   Non-Income Producing Security
(c)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $        10,797,694
Unrealized Depreciation                                   (9,950,572)
                                                     -----------------
Net Unrealized Appreciation (Depreciation)                    847,122
Cost for federal income tax purposes                      191,318,657


Portfolio Summary (unaudited)
---------------------------------------------------- -----------------
Sector                                                        Percent
---------------------------------------------------- -----------------
Consumer, Non-cyclical                                         35.00%
Consumer, Cyclical                                             18.48%
Financial                                                      17.41%
Technology                                                     14.73%
Communications                                                  7.55%
Energy                                                          7.18%
Industrial                                                      6.36%
Utilities                                                       0.27%
Basic Materials                                                 0.12%
Liabilities in Excess of Other Assets, Net                   (-7.10%)
                                                     -----------------
TOTAL NET ASSETS                                              100.00%
                                                     =================


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Growth Fund I
                                                           Shares
                                                            Held                                Value
                                                       ---------------------- ------------ -----------------
COMMON STOCKS (95.01%)
Advertising Sales (2.00%)
Lamar Advertising Co (a)(b)                                          355,800            $        19,565,442
                                                                                           -----------------

Aerospace & Defense (1.03%)
General Dynamics Corp                                                153,600                     10,079,232
                                                                                           -----------------

Agricultural Chemicals (0.91%)
Monsanto Co                                                          106,400                      8,873,760
                                                                                           -----------------

Airlines (1.86%)
Southwest Airlines Co                                              1,123,900                     18,229,658
                                                                                           -----------------

Applications Software (4.42%)
Microsoft Corp                                                     1,438,900                     34,749,435
Red Hat Inc (a)(b)                                                   290,600                      8,540,734
                                                                                           -----------------
                                                                                                 43,290,169
                                                                                           -----------------
Audio & Video Products (1.16%)
Harman International Industries Inc                                  129,300                     11,377,107
                                                                                           -----------------

Cable TV (0.26%)
EchoStar Communications Corp (a)(b)                                   82,638                      2,553,514
                                                                                           -----------------

Casino Hotels (1.16%)
Wynn Resorts Ltd (a)(b)                                              149,800                     11,401,278
                                                                                           -----------------

Casino Services (1.60%)
International Game Technology                                        413,100                     15,668,883
                                                                                           -----------------

Computers (0.54%)
Apple Computer Inc (b)                                                74,500                      5,244,055
                                                                                           -----------------

Computers  -Memory Devices (1.69%)
EMC Corp/Massachusetts (b)                                         1,228,000                     16,590,280
                                                                                           -----------------

Consulting Services (1.59%)
Accenture Ltd                                                        536,600                     15,598,962
                                                                                           -----------------

Data Processing & Management (2.92%)
Automatic Data Processing Inc                                        350,200                     15,436,816
NAVTEQ Corp (a)(b)                                                   317,300                     13,174,296
                                                                                           -----------------
                                                                                                 28,611,112
                                                                                           -----------------
Diversified Manufacturing Operations (7.50%)
Danaher Corp (a)                                                     364,700                     23,380,917
General Electric Co                                                1,445,800                     50,010,222
                                                                                           -----------------
                                                                                                 73,391,139
                                                                                           -----------------
E-Commerce - Products (1.23%)
Amazon.Com Inc (a)(b)                                                342,200                     12,048,862
                                                                                           -----------------


E-Commerce - Services (1.17%)
eBay Inc (b)                                                         332,900                     11,455,089
                                                                                           -----------------

Electronic Components - Semiconductors (4.60%)
Intel Corp                                                           559,100                     11,170,818
Texas Instruments Inc                                                350,200                     12,155,442
Xilinx Inc                                                           785,800                     21,743,086
                                                                                           -----------------
                                                                                                 45,069,346
                                                                                           -----------------
Electronic Measurement Instruments (1.23%)
Garmin Ltd (a)                                                       139,500                     12,047,220
                                                                                           -----------------

Enterprise Software & Services (1.55%)
Oracle Corp (b)                                                    1,037,200                     15,132,748
                                                                                           -----------------

Fiduciary Banks (3.14%)
State Street Corp                                                    470,300                     30,719,996
                                                                                           -----------------

Finance - Consumer Loans (2.17%)
SLM Corp                                                             401,000                     21,204,880
                                                                                           -----------------

Finance - Investment Banker & Broker (1.53%)
E*Trade Financial Corp (a)(b)                                        331,700                      8,252,696
Morgan Stanley                                                       104,900                      6,745,070
                                                                                           -----------------
                                                                                                 14,997,766
                                                                                           -----------------
Food - Wholesale & Distribution (1.47%)
Sysco Corp (a)                                                       480,800                     14,371,112
                                                                                           -----------------

Investment Management & Advisory Services (2.43%)
Franklin Resources Inc                                               124,200                     11,565,504
Legg Mason Inc (a)                                                   103,000                     12,203,440
                                                                                           -----------------
                                                                                                 23,768,944
                                                                                           -----------------
Medical - Biomedical/Gene (2.66%)
Amgen Inc (a)(b)                                                     181,300                     12,274,010
Genentech Inc (a)(b)                                                 172,600                     13,757,946
                                                                                           -----------------
                                                                                                 26,031,956
                                                                                           -----------------
Medical - Drugs (1.83%)
Cephalon Inc (a)(b)                                                  110,000                      7,222,600
Sepracor Inc (a)(b)                                                  239,400                     10,686,816
                                                                                           -----------------
                                                                                                 17,909,416
                                                                                           -----------------
Medical - HMO (3.57%)
Humana Inc (b)                                                       214,600                      9,695,628
UnitedHealth Group Inc                                               507,600                     25,248,024
                                                                                           -----------------
                                                                                                 34,943,652
                                                                                           -----------------
Medical - Wholesale Drug Distribution (1.02%)
Cardinal Health Inc                                                  148,200                      9,981,270
                                                                                           -----------------

Medical Instruments (3.22%)
Medtronic Inc (a)                                                    397,600                     19,927,712
St Jude Medical Inc (b)                                              292,700                     11,555,796
                                                                                           -----------------
                                                                                                 31,483,508
                                                                                           -----------------
Multimedia (1.28%)
Viacom Inc (b)                                                       315,500                     12,566,365
                                                                                           -----------------


Networking Products (2.00%)
Juniper Networks Inc (a)(b)                                        1,061,700                     19,620,216
                                                                                           -----------------

Oil - Field Services (1.00%)
Schlumberger Ltd                                                     140,900                      9,741,826
                                                                                           -----------------

Oil & Gas Drilling (1.09%)
Transocean Inc (a)(b)                                                132,100                     10,709,347
                                                                                           -----------------

Optical Supplies (0.66%)
Alcon Inc                                                             63,300                      6,438,243
                                                                                           -----------------

Pharmacy Services (1.50%)
Caremark Rx Inc                                                      322,200                     14,676,210
                                                                                           -----------------

Retail - Discount (3.15%)
Target Corp                                                          174,800                      9,281,880
Wal-Mart Stores Inc                                                  479,500                     21,591,885
                                                                                           -----------------
                                                                                                 30,873,765
                                                                                           -----------------
Retail - Drug Store (1.83%)
Walgreen Co                                                          428,200                     17,954,426
                                                                                           -----------------

Retail - Pet Food & Supplies (0.85%)
Petsmart Inc                                                         301,700                      8,345,022
                                                                                           -----------------

Retail - Regional Department Store (2.38%)
Kohl's Corp (a)(b)                                                   416,800                     23,274,112
                                                                                           -----------------

Semiconductor Component - Integrated Circuits (6.04%)
Analog Devices Inc                                                   644,600                     24,443,232
Marvell Technology Group Ltd (a)(b)                                  253,000                     14,443,770
Maxim Integrated Products Inc                                        574,600                     20,260,396
                                                                                           -----------------
                                                                                                 59,147,398
                                                                                           -----------------
Semiconductor Equipment (1.61%)
Applied Materials Inc                                                875,900                     15,722,405
                                                                                           -----------------

Telecommunication Equipment - Fiber Optics (1.48%)
Corning Inc (a)(b)                                                   524,400                     14,489,172
                                                                                           -----------------

Therapeutics (1.16%)
Gilead Sciences Inc (b)                                              197,500                     11,356,250
                                                                                           -----------------

Web Portals (3.87%)
Google Inc (a)(b)                                                     42,000                     17,553,480
Yahoo! Inc (a)(b)                                                    619,400                     20,303,932
                                                                                           -----------------
                                                                                                 37,857,412
                                                                                           -----------------
Wireless Equipment (3.65%)
American Tower Corp (b)                                              816,000                     27,858,240
Telefonaktiebolaget LM Ericsson ADR                                  223,200                      7,916,905
                                                                                           -----------------
                                                                                                 35,775,145
                                                                                           -----------------
TOTAL COMMON STOCKS                                                                     $       930,187,670
                                                                                           -----------------

                                                         Principal
                                                           Amount                               Value
                                                       ---------------------- ------------ -----------------
MONEY MARKET FUNDS (15.94%)
BNY Institutional Cash Reserve Fund (c)                          156,117,000                    156,117,000
                                                                                           -----------------
TOTAL MONEY MARKET FUNDS                                                                $       156,117,000
                                                                                           -----------------
Total Investments                                                                       $     1,086,304,670
Liabilities in Excess of Other Assets, Net - (10.95)%                                         (107,217,265)
                                                                                           -----------------
TOTAL NET ASSETS - 100.00%                                                              $       979,087,405
                                                                                           =================
                                                                                           -----------------

                                                                                           =================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $       113,575,686
Unrealized Depreciation                             (34,564,651)
                                                -----------------
Net Unrealized Appreciation (Depreciation)            79,011,035
Cost for federal income tax purposes               1,007,293,635


Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Sector                                                   Percent
----------------------------------------------- -----------------
Financial                                                 25.21%
Technology                                                23.37%
Consumer, Non-cyclical                                    18.67%
Communications                                            16.95%
Consumer, Cyclical                                        14.00%
Industrial                                                 9.75%
Energy                                                     2.09%
Basic Materials                                            0.91%
Liabilities in Excess of Other Assets, Net             (-10.95%)
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Growth Fund II
                                                             Shares
                                                              Held                                Value
                                                            ------------------- ------------ -----------------
COMMON STOCKS (98.39%)
Advertising Sales (0.56%)
Lamar Advertising Co (a)(b)                                             89,900            $         4,943,601
                                                                                             -----------------

Aerospace & Defense (2.36%)
Boeing Co                                                              141,000                     11,766,450
Rockwell Collins Inc                                                   157,900                      9,031,880
                                                                                             -----------------
                                                                                                   20,798,330
                                                                                             -----------------
Aerospace & Defense Equipment (2.48%)
United Technologies Corp                                               346,900                     21,788,789
                                                                                             -----------------

Agricultural Chemicals (2.13%)
Monsanto Co                                                            178,126                     14,855,709
Potash Corp of Saskatchewan                                             41,500                      3,929,220
                                                                                             -----------------
                                                                                                   18,784,929
                                                                                             -----------------
Agricultural Operations (1.96%)
Archer-Daniels-Midland Co                                              473,600                     17,210,624
                                                                                             -----------------

Apparel Manufacturers (2.02%)
Carter's Inc (b)                                                        33,300                      2,243,088
Guess ? Inc (b)                                                         51,000                      2,021,130
Phillips-Van Heusen                                                     48,205                      1,937,841
Polo Ralph Lauren Corp                                                 190,200                     11,548,944
                                                                                             -----------------
                                                                                                   17,751,003
                                                                                             -----------------
Applications Software (4.46%)
Citrix Systems Inc (b)                                                 109,000                      4,351,280
Microsoft Corp                                                       1,261,122                     30,456,096
Red Hat Inc (b)                                                        152,100                      4,470,219
                                                                                             -----------------
                                                                                                   39,277,595
                                                                                             -----------------
Beverages - Non-alcoholic (2.86%)
PepsiCo Inc                                                            431,400                     25,124,736
                                                                                             -----------------

Computer Services (0.56%)
Ceridian Corp (b)                                                      204,300                      4,950,189
                                                                                             -----------------

Computers (4.09%)
Hewlett-Packard Co                                                     511,000                     16,592,170
International Business Machines Corp                                   235,300                     19,374,602
                                                                                             -----------------
                                                                                                   35,966,772
                                                                                             -----------------
Computers - Integrated Systems (0.24%)
Brocade Communications Systems Inc (b)                                 338,600                      2,085,776
                                                                                             -----------------

Computers  -Memory Devices (2.30%)
EMC Corp/Massachusetts (b)                                             809,600                     10,937,696
Komag Inc (a)(b)                                                        45,500                      1,912,820
Seagate Technology                                                     278,400                      7,394,304
                                                                                             -----------------
                                                                                                   20,244,820
                                                                                             -----------------
Consulting Services (1.22%)
Accenture Ltd                                                          368,288                     10,706,132
                                                                                             -----------------


Containers - Metal & Glass (0.54%)
Crown Holdings Inc (b)                                                 295,200                      4,732,056
                                                                                             -----------------

Cosmetics & Toiletries (1.58%)
Procter & Gamble Co                                                    238,489                     13,882,445
                                                                                             -----------------

Data Processing & Management (0.80%)
Global Payments Inc                                                    147,600                      7,000,668
                                                                                             -----------------

Diagnostic Equipment (0.18%)
Cytyc Corp (b)                                                          59,700                      1,543,245
                                                                                             -----------------

Diversified Manufacturing Operations (8.59%)
Cooper Industries Ltd                                                  136,500                     12,482,925
General Electric Co                                                  1,045,100                     36,150,009
Roper Industries Inc                                                   148,757                      7,060,007
Textron Inc                                                            221,302                     19,906,115
                                                                                             -----------------
                                                                                                   75,599,056
                                                                                             -----------------
E-Commerce - Services (0.93%)
eBay Inc (b)                                                           238,900                      8,220,549
                                                                                             -----------------

Electric Products - Miscellaneous (2.39%)
Emerson Electric Co                                                    248,000                     21,067,600
                                                                                             -----------------

Electronic Components - Semiconductors (2.57%)
Broadcom Corp (b)                                                      147,000                      6,043,170
Freescale Semiconductor Inc - B Shares (b)                             450,400                     14,264,168
QLogic Corp (b)                                                        109,200                      2,272,452
                                                                                             -----------------
                                                                                                   22,579,790
                                                                                             -----------------
Electronic Design Automation (0.65%)
Cadence Design Systems Inc (b)                                         303,900                      5,752,827
                                                                                             -----------------

Electronic Measurement Instruments (0.51%)
Itron Inc (a)(b)                                                        66,806                      4,479,342
                                                                                             -----------------

Enterprise Software & Services (2.09%)
BEA Systems Inc (b)                                                    411,500                      5,452,375
Oracle Corp (b)                                                        595,400                      8,686,886
SAP AG ADR                                                              77,500                      4,233,825
                                                                                             -----------------
                                                                                                   18,373,086
                                                                                             -----------------
Finance - Credit Card (1.61%)
American Express Co                                                    141,800                      7,630,258
Capital One Financial Corp                                              75,700                      6,558,648
                                                                                             -----------------
                                                                                                   14,188,906
                                                                                             -----------------
Finance - Investment Banker & Broker (1.76%)
Bear Stearns Cos Inc/The                                                56,900                      8,108,819
Goldman Sachs Group Inc                                                 46,300                      7,421,427
                                                                                             -----------------
                                                                                                   15,530,246
                                                                                             -----------------
Food - Miscellaneous/Diversified (1.20%)
General Mills Inc                                                      214,500                     10,583,430
                                                                                             -----------------

Investment Management & Advisory Services (0.71%)
Franklin Resources Inc                                                  66,700                      6,211,104
                                                                                             -----------------

Medical - Biomedical/Gene (2.80%)
Amgen Inc (b)                                                          257,792                     17,452,518

Genentech Inc (b)                                                       89,800                      7,157,958
                                                                                             -----------------
                                                                                                   24,610,476
                                                                                             -----------------
Medical - Drugs (3.13%)
Novartis AG ADR                                                        186,500                     10,725,615
Novo-Nordisk A/S ADR (a)                                                90,900                      5,849,415
Roche Holding AG ADR                                                   142,500                     10,972,500
                                                                                             -----------------
                                                                                                   27,547,530
                                                                                             -----------------
Medical Instruments (1.58%)
DJ Orthopedics Inc (b)                                                  53,400                      2,123,184
Edwards Lifesciences Corp (b)                                          150,526                      6,689,376
St Jude Medical Inc (b)                                                129,900                      5,128,452
                                                                                             -----------------
                                                                                                   13,941,012
                                                                                             -----------------
Medical Products (3.27%)
Baxter International Inc                                               352,400                     13,285,480
Becton Dickinson & Co                                                  245,906                     15,501,914
                                                                                             -----------------
                                                                                                   28,787,394
                                                                                             -----------------
Metal - Diversified (0.70%)
Freeport-McMoRan Copper & Gold Inc                                      94,800                      6,122,184
                                                                                             -----------------

Multi-line Insurance (1.45%)
American International Group Inc                                       195,500                     12,756,375
                                                                                             -----------------

Networking Products (3.04%)
Cisco Systems Inc (b)                                                1,274,900                     26,709,155
                                                                                             -----------------

Oil - Field Services (1.82%)
Schlumberger Ltd                                                       232,100                     16,047,394
                                                                                             -----------------

Oil Company - Exploration & Production (0.51%)
Anadarko Petroleum Corp                                                 42,900                      4,496,778
                                                                                             -----------------

Oil Company - Integrated (1.18%)
Occidental Petroleum Corp                                              101,100                     10,387,014
                                                                                             -----------------

Oil Field Machinery & Equipment (0.55%)
Cooper Cameron Corp (b)                                                 96,400                      4,843,136
                                                                                             -----------------

Optical Supplies (0.73%)
Alcon Inc                                                               63,000                      6,407,730
                                                                                             -----------------

Pharmacy Services (1.45%)
Caremark Rx Inc                                                        109,900                      5,005,945
Express Scripts Inc (b)                                                 99,600                      7,782,744
                                                                                             -----------------
                                                                                                   12,788,689
                                                                                             -----------------
Publicly Traded Investment Fund (0.22%)
iShares Russell 1000 Growth Index Fund                                  36,700                      1,924,181
                                                                                             -----------------

Regional Banks (2.00%)
Wells Fargo & Co                                                       256,600                     17,625,854
                                                                                             -----------------

Reinsurance (0.58%)
Endurance Specialty Holdings Ltd                                        84,000                      2,600,640
PartnerRe Ltd                                                           40,417                      2,528,083
                                                                                             -----------------
                                                                                                    5,128,723
                                                                                             -----------------
Retail - Apparel & Shoe (3.49%)
AnnTaylor Stores Corp (b)                                              123,300                      4,602,789
Chico's FAS Inc (b)                                                    161,100                      5,970,366
Dress Barn Inc (a)(b)                                                   96,800                      2,448,072
Foot Locker Inc                                                        234,300                      5,431,074
Payless Shoesource Inc (b)                                             197,100                      4,527,387
Ross Stores Inc                                                        253,600                      7,770,304
                                                                                             -----------------
                                                                                                   30,749,992
                                                                                             -----------------
Retail - Discount (1.64%)
Target Corp                                                            272,300                     14,459,130
                                                                                             -----------------

Retail - Mail Order (0.37%)
Williams-Sonoma Inc (a)                                                 77,800                      3,257,486
                                                                                             -----------------

Retail - Major Department Store (1.36%)
JC Penney Co Inc                                                       182,700                     11,959,542
                                                                                             -----------------

Retirement & Aged Care (0.25%)
Sunrise Senior Living Inc (b)                                           58,070                      2,160,204
                                                                                             -----------------

Semiconductor Component - Integrated Circuits (1.33%)
Marvell Technology Group Ltd (b)                                        61,500                      3,511,035
Maxim Integrated Products Inc                                          231,800                      8,173,268
                                                                                             -----------------
                                                                                                   11,684,303
                                                                                             -----------------
Semiconductor Equipment (0.90%)
Novellus Systems Inc (b)                                               321,700                      7,945,990
                                                                                             -----------------

Steel - Producers (1.21%)
Carpenter Technology Corp                                               89,200                     10,610,340
                                                                                             -----------------

Telecommunication Equipment - Fiber Optics (0.27%)
Ciena Corp (b)                                                         575,100                      2,352,159
                                                                                             -----------------

Therapeutics (1.16%)
Gilead Sciences Inc (b)                                                178,300                     10,252,250
                                                                                             -----------------

Transactional Software (0.53%)
VeriFone Holdings Inc (a)(b)                                           150,729                      4,666,570
                                                                                             -----------------

Transport - Services (2.31%)
United Parcel Service Inc                                              250,500                     20,308,035
                                                                                             -----------------

Web Portals (1.50%)
Google Inc (b)                                                          31,600                     13,206,904
                                                                                             -----------------

Wireless Equipment (3.71%)
American Tower Corp (b)                                                266,600                      9,101,724
Motorola Inc                                                           270,600                      5,777,310
Qualcomm Inc                                                           346,400                     17,784,176
                                                                                             -----------------
                                                                                                   32,663,210
                                                                                             -----------------
TOTAL COMMON STOCKS                                                                       $       865,777,386
                                                                                             -----------------
                                                            rincipal
                                                             Amount                               Value
                                                            ------------------- ------------ -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.01%)
U.S. Treasury Bill (0.01%)
4.505%, 6/22/2006 (c)                                                  100,000                         99,344
                                                                                             -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                     $            99,344
                                                                                             -----------------

SHORT TERM INVESTMENTS (0.83%)
Commercial Paper (0.83%)
Amsterdam Funding
4.84%, 5/ 1/2006                                                       400,000                        400,000
Beethoven Funding Corp
4.84%, 5/11/2006                                                       250,000                        249,664
Belmont Funding
4.86%, 5/ 1/2006                                                       400,000                        400,000
Gemini Securitization LLC
4.83%, 5/ 1/2006                                                       400,000                        400,000
Greyhawk Funding LLC
4.83%, 5/ 1/2006                                                       400,000                        400,000
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                     2,502,000                      2,502,000
Paradigm Funding LLC
4.84%, 5/ 1/2006                                                       400,000                        400,000
Surrey Funding
4.85%, 5/ 1/2006                                                       400,000                        400,000
Three Crowns Funding LLC
4.84%, 5/ 1/2006                                                       400,000                        400,000
Waterfront Funding Corp
4.86%, 5/ 1/2006                                                     1,350,000                      1,350,000
Westpac Banking Corp
4.85%, 5/ 1/2006                                                       400,000                        400,000
                                                                                             -----------------
                                                                                                    7,301,664
                                                                                             -----------------
TOTAL SHORT TERM INVESTMENTS                                                              $         7,301,664
                                                                                             -----------------
MONEY MARKET FUNDS (0.95%)
BNY Institutional Cash Reserve Fund (d)                              8,366,000                      8,366,000
                                                                                             -----------------
TOTAL MONEY MARKET FUNDS                                                                  $         8,366,000
                                                                                             -----------------
Total Investments                                                                         $       881,544,394
Liabilities in Excess of Other Assets, Net - (0.18)%                                              (1,575,172)
                                                                                             -----------------
TOTAL NET ASSETS - 100.00%                                                                $       879,969,222
                                                                                             =================
                                                                                             -----------------

                                                                                             =================

(a)Security or a portion of the security was on loan at the end of the period.
(b)Non-Income Producing Security
(c)Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $99,344 or 0.01% of net assets.

(d)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                   $        73,408,686
Unrealized Depreciation                                          (21,658,149)
                                                             -----------------
Net Unrealized Appreciation (Depreciation)                         51,750,537
Cost for federal income tax purposes                              829,793,857


                          SCHEDULE OF FUTURES CONTRACTS
                                                    Current       Unrealized
                           Number of Original       Market      Appreciation/
Type                       Contracts  Value          Value      (Depreciation)
-------------------------- --------------------------------------------- ------
Buy:
S&P 500 eMini; June 2006      117   $7,663,321      $7,698,015      $34,694

Portfolio Summary (unaudited)
--------------------------------------------- ------------ -----------------
Sector                                                              Percent
--------------------------------------------- ------------ -----------------
Consumer, Non-cyclical                                               23.36%
Technology                                                           20.51%
Industrial                                                           19.18%
Communications                                                       10.01%
Financial                                                             9.61%
Consumer, Cyclical                                                    8.88%
Energy                                                                4.07%
Basic Materials                                                       4.04%
Government                                                            0.30%
Funds                                                                 0.22%
Liabilities in Excess of Other Assets, Net                         (-0.18%)
                                                           -----------------
TOTAL NET ASSETS                                                    100.00%
                                                           =================

Other Assets Summary (unaudited)
------------------------------------------------ -----------------
Asset Type                                                Percent
------------------------------------------------ -----------------
Currency Contracts                                          2.31%
Futures                                                     0.87%


                     SCHEDULE OF FOREIGN CURRENCY CONTRACTS
          Foreign Currency Delivery   Contracts  In             Value     Net Unrealized Appreciation
           Sale Contracts    Date     to         Exchange
                                       Deliver      For
-------------------------- ---------- ---------- ----------- ------------ -----------------------------

-------------------------- ---------- ---------- ----------- ------------ -----------------------------
Swiss Francs               06/15/2006 20,708,728 $16,352,826 $16,716,058                    $(363,233)
Danish Kroner              02/28/2006 21,458,074  3,580,822    3,631,480                      (50,658)

Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Value Fund
                                                                           Shares
                                                                            Held                                Value
                                                           ----------------------------- ------------ -----------------
COMMON STOCKS (94.99%)
Advertising Agencies (0.36%)
Interpublic Group of Cos Inc (a)(b)                                             812,200            $         7,780,876
                                                                                                      -----------------

Aerospace & Defense (1.90%)
Boeing Co                                                                       160,200                     13,368,690
Lockheed Martin Corp (a)                                                        138,200                     10,489,380
Northrop Grumman Corp (a)                                                       256,100                     17,133,090
                                                                                                      -----------------
                                                                                                            40,991,160
                                                                                                      -----------------
Aerospace & Defense Equipment (0.47%)
Goodrich Corp                                                                   228,475                     10,167,137
                                                                                                      -----------------

Agricultural Operations (0.17%)
Bunge Ltd                                                                        68,800                      3,670,480
                                                                                                      -----------------

Apparel Manufacturers (0.71%)
Jones Apparel Group Inc                                                         261,050                      8,967,068
VF Corp                                                                         104,700                      6,406,593
                                                                                                      -----------------
                                                                                                            15,373,661
                                                                                                      -----------------
Applications Software (0.37%)
Microsoft Corp                                                                  330,700                      7,986,405
                                                                                                      -----------------

Auto - Car & Light Trucks (0.50%)
Toyota Motor Corp ADR                                                            91,500                     10,717,395
                                                                                                      -----------------

Auto/Truck Parts & Equipment - Original (1.10%)
American Axle & Manufacturing Holdings (a)                                      104,600                      1,842,006
Autoliv Inc                                                                     128,100                      7,083,930
BorgWarner Inc                                                                  105,200                      6,388,796
Lear Corp (a)                                                                    62,600                      1,476,108
Magna International Inc (a)                                                      88,900                      6,974,205
                                                                                                      -----------------
                                                                                                            23,765,045
                                                                                                      -----------------
Beverages - Non-alcoholic (1.35%)
Coca-Cola Co/The                                                                471,900                     19,800,924
PepsiCo Inc                                                                     159,900                      9,312,576
                                                                                                      -----------------
                                                                                                            29,113,500
                                                                                                      -----------------
Brewery (0.10%)
Molson Coors Brewing Co (a)                                                      28,000                      2,068,080
                                                                                                      -----------------

Cable TV (0.78%)
Comcast Corp (a)(b)                                                             544,000                     16,836,800
                                                                                                      -----------------

Chemicals - Diversified (0.68%)
EI Du Pont de Nemours & Co                                                       49,000                      2,160,900
PPG Industries Inc                                                              186,500                     12,517,880
                                                                                                      -----------------
                                                                                                            14,678,780
                                                                                                      -----------------
Chemicals - Specialty (0.32%)
Lubrizol Corp                                                                   157,000                      6,846,770
                                                                                                      -----------------

Commercial Banks (0.96%)
BB&T Corp (a)                                                                   139,700                      5,998,718

Regions Financial Corp                                                          400,400                     14,618,604
                                                                                                      -----------------
                                                                                                            20,617,322
                                                                                                      -----------------
Computer Services (0.68%)
Electronic Data Systems Corp (a)                                                540,700                     14,642,156
                                                                                                      -----------------

Computers (2.05%)
Hewlett-Packard Co                                                            1,222,454                     39,693,081
International Business Machines Corp                                             55,500                      4,569,870
                                                                                                      -----------------
                                                                                                            44,262,951
                                                                                                      -----------------
Consumer Products - Miscellaneous (1.11%)
Clorox Co                                                                       187,700                     12,046,586
Kimberly-Clark Corp                                                             202,200                     11,834,766
                                                                                                      -----------------
                                                                                                            23,881,352
                                                                                                      -----------------
Containers - Metal & Glass (0.52%)
Crown Holdings Inc (b)                                                          271,900                      4,358,557
Owens-Illinois Inc (a)(b)                                                       381,300                      6,970,164
                                                                                                      -----------------
                                                                                                            11,328,721
                                                                                                      -----------------
Cosmetics & Toiletries (0.59%)
Colgate-Palmolive Co                                                             53,975                      3,191,002
Procter & Gamble Co                                                             164,700                      9,587,187
                                                                                                      -----------------
                                                                                                            12,778,189
                                                                                                      -----------------
Distribution & Wholesale (0.23%)
Tech Data Corp (b)                                                              136,700                      5,019,624
                                                                                                      -----------------

Diversified Manufacturing Operations (3.81%)
Cooper Industries Ltd                                                            70,400                      6,438,080
Crane Co (a)                                                                    134,900                      5,699,525
Eaton Corp                                                                      138,250                     10,596,862
General Electric Co                                                           1,104,400                     38,201,196
Ingersoll-Rand Co Ltd                                                             3,200                        140,000
SPX Corp (a)                                                                    142,700                      7,812,825
Textron Inc                                                                     148,900                     13,393,555
                                                                                                      -----------------
                                                                                                            82,282,043
                                                                                                      -----------------
Electric - Integrated (3.44%)
American Electric Power Co Inc                                                  297,975                      9,970,243
Constellation Energy Group Inc                                                   95,300                      5,233,876
Dominion Resources Inc/VA (a)                                                   243,400                     18,223,358
Entergy Corp                                                                    187,800                     13,134,732
FirstEnergy Corp                                                                229,800                     11,653,158
Northeast Utilities (a)                                                         142,500                      2,871,375
Pinnacle West Capital Corp                                                      248,100                      9,948,810
Wisconsin Energy Corp                                                             6,400                        249,920
Xcel Energy Inc (a)                                                             155,700                      2,933,388
                                                                                                      -----------------
                                                                                                            74,218,860
                                                                                                      -----------------
Electronic Components - Miscellaneous (1.14%)
Celestica Inc (b)                                                               426,400                      4,801,264
Flextronics International Ltd (b)                                               713,400                      8,104,224
Sanmina-SCI Corp (b)                                                          1,195,500                      6,204,645
Solectron Corp (a)(b)                                                         1,360,200                      5,440,800
                                                                                                      -----------------
                                                                                                            24,550,933
                                                                                                      -----------------
Electronic Components - Semiconductors (0.72%)
Agere Systems Inc (b)                                                           410,400                      6,451,488
Intel Corp                                                                      449,500                      8,981,010
                                                                                                      -----------------
                                                                                                            15,432,498
                                                                                                      -----------------
Electronic Parts Distribution (0.33%)
Arrow Electronics Inc (b)                                                       150,400                      5,444,480

Avnet Inc (a)(b)                                                                 60,000                      1,569,000
                                                                                                      -----------------
                                                                                                             7,013,480
                                                                                                      -----------------
Fiduciary Banks (0.58%)
Mellon Financial Corp                                                           334,100                     12,572,183
                                                                                                      -----------------

Finance - Investment Banker & Broker (9.37%)
Citigroup Inc                                                                 1,829,600                     91,388,520
Goldman Sachs Group Inc                                                          74,200                     11,893,518
JPMorgan Chase & Co                                                           1,077,800                     48,910,564
Lehman Brothers Holdings Inc                                                     68,100                     10,293,315
Merrill Lynch & Co Inc (a)                                                      408,000                     31,114,080
Morgan Stanley                                                                  136,200                      8,757,660
                                                                                                      -----------------
                                                                                                           202,357,657
                                                                                                      -----------------
Finance - Mortgage Loan/Banker (2.06%)
Fannie Mae                                                                      430,050                     21,760,530
Freddie Mac                                                                     373,000                     22,775,380
                                                                                                      -----------------
                                                                                                            44,535,910
                                                                                                      -----------------
Financial Guarantee Insurance (0.70%)
MBIA Inc (a)                                                                    120,400                      7,179,452
MGIC Investment Corp (a)                                                        112,500                      7,953,750
                                                                                                      -----------------
                                                                                                            15,133,202
                                                                                                      -----------------
Food - Miscellaneous/Diversified (1.92%)
ConAgra Foods Inc                                                               545,100                     12,362,868
General Mills Inc                                                               239,950                     11,839,133
Kellogg Co                                                                      157,100                      7,275,301
Kraft Foods Inc (a)                                                              86,500                      2,702,260
Sara Lee Corp                                                                   402,600                      7,194,462
                                                                                                      -----------------
                                                                                                            41,374,024
                                                                                                      -----------------
Food - Retail (1.11%)
Kroger Co/The                                                                   582,100                     11,793,346
Safeway Inc (a)                                                                 481,500                     12,100,095
                                                                                                      -----------------
                                                                                                            23,893,441
                                                                                                      -----------------
Food - Wholesale & Distribution (0.25%)
Supervalu Inc (a)                                                               189,000                      5,482,890
                                                                                                      -----------------

Home Decoration Products (0.23%)
Newell Rubbermaid Inc (a)                                                       178,800                      4,902,696
                                                                                                      -----------------

Investment Management & Advisory Services (0.21%)
Waddell & Reed Financial Inc (a)                                                193,600                      4,553,472
                                                                                                      -----------------

Life & Health Insurance (0.88%)
Prudential Financial Inc                                                        132,100                     10,320,973
Torchmark Corp (a)                                                                3,200                        192,352
UnumProvident Corp                                                              415,200                      8,432,712
                                                                                                      -----------------
                                                                                                            18,946,037
                                                                                                      -----------------
Medical - Drugs (4.95%)
Eli Lilly & Co                                                                  200,800                     10,626,336
Merck & Co Inc                                                                  804,775                     27,700,356
Pfizer Inc                                                                    2,707,200                     68,573,376
                                                                                                      -----------------
                                                                                                           106,900,068
                                                                                                      -----------------
Medical - Hospitals (0.22%)
HCA Inc                                                                          43,600                      1,913,604
Tenet Healthcare Corp (a)(b)                                                    330,200                      2,747,264
                                                                                                      -----------------
                                                                                                             4,660,868
                                                                                                      -----------------

Medical - Wholesale Drug Distribution (0.01%)
AmerisourceBergen Corp (a)                                                        7,400                        319,310
                                                                                                      -----------------

Multi-line Insurance (5.46%)
ACE Ltd                                                                          72,200                      4,009,988
Allstate Corp/The                                                               127,700                      7,213,773
American International Group Inc                                                670,900                     43,776,225
Genworth Financial Inc                                                          365,200                     12,124,640
Hartford Financial Services Group Inc                                           194,100                     17,843,613
Metlife Inc (a)                                                                 327,450                     17,060,145
Old Republic International Corp                                                 305,400                      6,795,150
XL Capital Ltd (a)                                                              136,800                      9,013,752
                                                                                                      -----------------
                                                                                                           117,837,286
                                                                                                      -----------------
Multimedia (2.30%)
Time Warner Inc                                                               1,719,500                     29,919,300
Viacom Inc (b)                                                                  292,200                     11,638,326
Walt Disney Co (a)                                                              291,100                      8,139,156
                                                                                                      -----------------
                                                                                                            49,696,782
                                                                                                      -----------------
Networking Products (0.19%)
Cisco Systems Inc (b)                                                           195,500                      4,095,725
                                                                                                      -----------------

Oil & Gas Drilling (2.01%)
Diamond Offshore Drilling Inc                                                    75,700                      6,871,289
ENSCO International Inc (a)                                                       7,300                        390,477
GlobalSantaFe Corp (a)                                                          219,800                     13,453,958
Noble Corp (a)                                                                  147,400                     11,635,756
Rowan Cos Inc (a)                                                               250,400                     11,100,232
                                                                                                      -----------------
                                                                                                            43,451,712
                                                                                                      -----------------
Oil Company - Integrated (10.77%)
BP PLC ADR (a)                                                                  123,200                      9,082,304
Chevron Corp                                                                    544,584                     33,230,516
ConocoPhillips                                                                  424,800                     28,419,120
Exxon Mobil Corp                                                              1,814,200                    114,439,736
Marathon Oil Corp                                                               288,900                     22,927,104
Occidental Petroleum Corp                                                       140,400                     14,424,696
Total SA ADR                                                                     72,100                      9,951,242
                                                                                                      -----------------
                                                                                                           232,474,718
                                                                                                      -----------------
Paper & Related Products (0.17%)
Smurfit-Stone Container Corp (a)(b)                                             285,400                      3,695,930
                                                                                                      -----------------

Power Converter & Supply Equipment (0.20%)
Hubbell Inc                                                                      82,450                      4,258,543
                                                                                                      -----------------

Property & Casualty Insurance (1.47%)
Chubb Corp                                                                      252,700                     13,024,158
St Paul Travelers Cos Inc/The (a)                                               427,091                     18,804,817
                                                                                                      -----------------
                                                                                                            31,828,975
                                                                                                      -----------------
Quarrying (0.24%)
Vulcan Materials Co                                                              60,100                      5,106,096
                                                                                                      -----------------

Regional Banks (10.09%)
Bank of America Corp                                                          1,688,266                     84,278,239
Comerica Inc                                                                    210,200                     11,954,074
Huntington Bancshares Inc/OH                                                    499,000                     12,050,850
Keycorp (a)                                                                     257,400                      9,837,828
National City Corp                                                              434,075                     16,017,367
PNC Financial Services Group Inc                                                 58,100                      4,152,407

SunTrust Banks Inc (a)                                                          176,500                     13,648,745
US Bancorp                                                                      366,500                     11,522,760
Wachovia Corp                                                                   684,474                     40,965,769
Wells Fargo & Co                                                                195,250                     13,411,723
                                                                                                      -----------------
                                                                                                           217,839,762
                                                                                                      -----------------
Reinsurance (0.40%)
PartnerRe Ltd (a)                                                                29,200                      1,826,460
RenaissanceRe Holdings Ltd (a)                                                  161,900                      6,807,895
                                                                                                      -----------------
                                                                                                             8,634,355
                                                                                                      -----------------
Retail - Apparel & Shoe (0.49%)
Ltd Brands (a)                                                                  415,500                     10,653,420
                                                                                                      -----------------

Retail - Discount (0.36%)
Target Corp                                                                     145,300                      7,715,430
                                                                                                      -----------------

Retail - Office Supplies (0.76%)
Office Depot Inc (b)                                                            404,600                     16,418,668
                                                                                                      -----------------

Retail - Restaurants (0.84%)
McDonald's Corp                                                                 521,800                     18,038,626
                                                                                                      -----------------

Rubber - Tires (0.10%)
Cooper Tire & Rubber Co                                                         169,700                      2,155,190
                                                                                                      -----------------

Savings & Loans - Thrifts (0.84%)
Astoria Financial Corp                                                            9,750                        305,370
Washington Mutual Inc                                                           397,674                     17,919,190
                                                                                                      -----------------
                                                                                                            18,224,560
                                                                                                      -----------------
Telecommunication Equipment (0.56%)
ADC Telecommunications Inc (a)(b)                                               248,385                      5,561,340
Tellabs Inc (b)                                                                 417,800                      6,622,130
                                                                                                      -----------------
                                                                                                            12,183,470
                                                                                                      -----------------
Telephone - Integrated (5.58%)
AT&T Inc (a)                                                                  1,430,200                     37,485,542
BellSouth Corp                                                                  532,000                     17,970,960
Sprint Nextel Corp                                                            1,027,250                     25,475,800
Verizon Communications Inc                                                    1,198,675                     39,592,235
                                                                                                      -----------------
                                                                                                           120,524,537
                                                                                                      -----------------
Television (0.63%)
CBS Corp                                                                        536,600                     13,667,202
                                                                                                      -----------------

Tobacco (1.80%)
Altria Group Inc (a)                                                            513,725                     37,584,121
UST Inc (a)                                                                      26,625                      1,169,636
                                                                                                      -----------------
                                                                                                            38,753,757
                                                                                                      -----------------
Toys (0.20%)
Mattel Inc                                                                      264,400                      4,277,992
                                                                                                      -----------------

Transport - Rail (1.33%)
CSX Corp (a)                                                                    238,100                     16,307,469
Norfolk Southern Corp                                                           229,300                     12,382,200
                                                                                                      -----------------
                                                                                                            28,689,669
                                                                                                      -----------------
Wireless Equipment (1.32%)
American Tower Corp (b)                                                         120,000                      4,096,800
Crown Castle International Corp (b)                                             367,400                     12,363,010

Nokia OYJ ADR                                                                   529,800                     12,005,268
                                                                                                      -----------------
                                                                                                            28,465,078
                                                                                                      -----------------
TOTAL COMMON STOCKS                                                                                $     2,050,343,459
                                                                                                      -----------------
                                                                    Principal
                                                                      Amount                               Value
                                                           ----------------------------- ------------ -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.03%)
U.S. Treasury Bill (0.03%)
4.505%, 6/22/2006 (c)                                                           715,000                        710,306
                                                                                                      -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                              $           710,306
                                                                                                      -----------------
SHORT TERM INVESTMENTS (1.26%)
Commercial Paper (1.26%)
Amsterdam Funding
4.84%, 5/ 1/2006                                                              1,350,000                      1,350,000
Beethoven Funding Corp
4.84%, 5/11/2006                                                              1,500,000                      1,497,983
Belmont Funding
4.86%, 5/ 1/2006                                                              1,350,000                      1,350,000
CAFCO
4.97%, 6/23/2006                                                                500,000                        496,342
Ciesco LP
4.78%, 5/12/2006                                                              1,000,000                        998,539
Gemini Securitization LLC
4.83%, 5/ 1/2006                                                              1,350,000                      1,350,000
George Street Finance
4.82%, 5/16/2006                                                              1,000,000                        997,992
Greyhawk Funding LLC
4.83%, 5/ 1/2006                                                              1,350,000                      1,350,000
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                              3,184,000                      3,184,000
Links Finance LLC
4.79%, 5/12/2006                                                              1,000,000                        998,536
Millstone Funding Ltd
4.89%, 6/ 7/2006                                                              1,000,000                        994,974
Paradigm Funding LLC
4.84%, 5/ 1/2006                                                              1,350,000                      1,350,000
St Germain Holdings Ltd
4.80%, 5/16/2006                                                              1,000,000                        998,000
Surrey Funding
4.85%, 5/ 1/2006                                                              1,350,000                      1,350,000
Sydney Capital Corp
4.99%, 7/21/2006                                                              1,000,000                        988,773
Three Crowns Funding LLC
4.84%, 5/ 1/2006                                                              1,350,000                      1,350,000
Total Capital
4.74%, 5/ 2/2006                                                              1,500,000                      1,499,803
Waterfront Funding Corp
4.86%, 5/ 1/2006                                                              3,716,000                      3,716,000
Westpac Banking Corp
4.85%, 5/ 1/2006                                                              1,350,000                      1,350,000
                                                                                                      -----------------
                                                                                                            27,170,942
                                                                                                      -----------------
TOTAL SHORT TERM INVESTMENTS                                                                       $        27,170,942
                                                                                                      -----------------
MONEY MARKET FUNDS (6.15%)
BNY Institutional Cash Reserve Fund (d)                                     132,637,000                    132,637,000
                                                                                                      -----------------
TOTAL MONEY MARKET FUNDS                                                                           $       132,637,000
                                                                                                      -----------------
Total Investments                                                                                  $     2,210,861,707
Liabilities in Excess of Other Assets, Net - (2.43)%                                                      (52,349,020)
                                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                                         $     2,158,512,687
                                                                                                      =================
                                                                                                      -----------------

                                                                                                      =================


(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security or a portion of the security was pledged to cover margin requirements for futures contracts.  At the end of the period, the value of these securities totaled $710,306 or 0.03% of net assets.

(d)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $       426,647,478
Unrealized Depreciation                                 (63,169,223)
                                                    -----------------
Net Unrealized Appreciation (Depreciation)               363,478,255
Cost for federal income tax purposes                   1,847,383,452


                         SCHEDULE OF FUTURES CONTRACTS
                                                  Current          Unrealized
                         Number of       Original Market         Appreciation/
Type                     Contracts        Value    Value         (Depreciation)
------------------------ ----------------------- ----------------------------
Buy:
S&P 500 eMini; June 2006    424     $27,717,826  $27,897,080     $179,254

Portfolio Summary (unaudited)
------------------------------------------------- ------ -----------------
Sector                                                            Percent
------------------------------------------------- ------ -----------------
Financial                                                          40.20%
Consumer, Non-cyclical                                             13.57%
Energy                                                             12.85%
Communications                                                     11.73%
Industrial                                                          9.70%
Consumer, Cyclical                                                  5.52%
Technology                                                          3.81%
Utilities                                                           3.44%
Basic Materials                                                     1.41%
Government                                                          0.18%
Asset Backed Securities                                             0.02%
Liabilities in Excess of Other Assets, Net                       (-2.43%)
                                                         -----------------
TOTAL NET ASSETS                                                  100.00%
                                                         =================

Other Assets Summary (unaudited)
------------------------------------------------- ------ -----------------
Asset Type                                                        Percent
------------------------------------------------- ------ -----------------
Futures                                                             1.29%


Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Value Fund I
                                                                Shares
                                                                 Held                                Value
                                                           ----------------------- ------------ -----------------
COMMON STOCKS (97.36%)
Advertising Agencies (2.03%)
Omnicom Group Inc (a)                                                      97,000            $         8,730,970
                                                                                                -----------------

Aerospace & Defense (3.36%)
Lockheed Martin Corp (a)                                                  116,800                      8,865,120
Northrop Grumman Corp (a)                                                  83,300                      5,572,770
                                                                                                -----------------
                                                                                                      14,437,890
                                                                                                -----------------
Applications Software (1.84%)
Microsoft Corp                                                            327,900                      7,918,785
                                                                                                -----------------

Auto/Truck Parts & Equipment - Original (3.12%)
BorgWarner Inc                                                             61,100                      3,710,603
Johnson Controls Inc (a)                                                  118,900                      9,696,295
                                                                                                -----------------
                                                                                                      13,406,898
                                                                                                -----------------
Brewery (1.14%)
Anheuser-Busch Cos Inc                                                    110,400                      4,921,632
                                                                                                -----------------

Building & Construction Products - Miscellaneous (1.83%)
Masco Corp (a)                                                            246,200                      7,853,780
                                                                                                -----------------

Cable TV (1.43%)
DIRECTV Group Inc/The (a)(b)                                              359,300                      6,136,844
                                                                                                -----------------

Consulting Services (1.09%)
Accenture Ltd                                                             161,200                      4,686,084
                                                                                                -----------------

Diversified Manufacturing Operations (2.34%)
Illinois Tool Works Inc                                                    98,000                     10,064,600
                                                                                                -----------------

Diversified Operations & Commercial Services (0.88%)
Cendant Corp                                                              216,300                      3,770,109
                                                                                                -----------------

E-Commerce - Services (1.33%)
Expedia Inc (a)(b)                                                        305,950                      5,705,968
                                                                                                -----------------

Electric - Integrated (5.98%)
American Electric Power Co Inc                                            205,000                      6,859,300
Exelon Corp                                                               186,300                     10,060,200
FirstEnergy Corp                                                           99,600                      5,050,716
Pepco Holdings Inc (a)                                                    163,100                      3,764,348
                                                                                                -----------------
                                                                                                      25,734,564
                                                                                                -----------------
Fiduciary Banks (3.69%)
Mellon Financial Corp                                                     268,000                     10,084,840
Northern Trust Corp                                                        98,500                      5,800,665
                                                                                                -----------------
                                                                                                      15,885,505
                                                                                                -----------------
Finance - Investment Banker & Broker (13.55%)
Citigroup Inc                                                             413,400                     20,649,330
JPMorgan Chase & Co                                                       395,000                     17,925,100
Morgan Stanley                                                            306,600                     19,714,380
                                                                                                -----------------
                                                                                                      58,288,810
                                                                                                -----------------

Finance - Mortgage Loan/Banker (1.73%)
Freddie Mac (a)                                                           122,200                      7,461,532
                                                                                                -----------------

Food - Retail (1.30%)
Kroger Co/The                                                             276,200                      5,595,812
                                                                                                -----------------

Gas - Distribution (1.45%)
NiSource Inc                                                              104,800                      2,212,328
Sempra Energy                                                              87,900                      4,045,158
                                                                                                -----------------
                                                                                                       6,257,486
                                                                                                -----------------
Internet Security (1.40%)
Symantec Corp (b)                                                         367,600                      6,021,288
                                                                                                -----------------

Medical - Drugs (4.62%)
Bristol-Myers Squibb Co                                                   154,000                      3,908,520
Cephalon Inc (a)(b)                                                        45,500                      2,987,530
Wyeth                                                                     266,300                     12,960,821
                                                                                                -----------------
                                                                                                      19,856,871
                                                                                                -----------------
Medical - HMO (1.94%)
UnitedHealth Group Inc                                                    167,400                      8,326,476
                                                                                                -----------------

Medical Products (0.85%)
Johnson & Johnson                                                          62,500                      3,663,125
                                                                                                -----------------

Motorcycle/Motor Scooter (0.73%)
Harley-Davidson Inc (a)                                                    61,500                      3,126,660
                                                                                                -----------------

Multi-line Insurance (6.26%)
Allstate Corp/The                                                         109,000                      6,157,410
American International Group Inc                                          198,500                     12,952,125
Hartford Financial Services Group Inc                                      85,300                      7,841,629
                                                                                                -----------------
                                                                                                      26,951,164
                                                                                                -----------------
Oil - Field Services (0.80%)
Baker Hughes Inc                                                           42,400                      3,427,192
                                                                                                -----------------

Oil & Gas Drilling (1.32%)
GlobalSantaFe Corp                                                         93,100                      5,698,651
                                                                                                -----------------

Oil Company - Integrated (7.63%)
Exxon Mobil Corp                                                          249,700                     15,751,076
Marathon Oil Corp                                                         215,200                     17,078,272
                                                                                                -----------------
                                                                                                      32,829,348
                                                                                                -----------------
Pharmacy Services (1.70%)
Caremark Rx Inc                                                            38,100                      1,735,455
Medco Health Solutions Inc (b)                                            104,900                      5,583,827
                                                                                                -----------------
                                                                                                       7,319,282
                                                                                                -----------------
Regional Banks (10.89%)
Bank of America Corp                                                      151,500                      7,562,880
Fifth Third Bancorp (a)                                                   272,800                     11,026,576
PNC Financial Services Group Inc                                          123,800                      8,847,986
Wells Fargo & Co                                                          282,400                     19,398,056
                                                                                                -----------------
                                                                                                      46,835,498
                                                                                                -----------------
Retail - Discount (1.84%)
Costco Wholesale Corp                                                     145,400                      7,914,122
                                                                                                -----------------


Telephone - Integrated (4.74%)
AT&T Inc                                                                  299,500                      7,849,895
Sprint Nextel Corp (a)                                                    506,384                     12,558,323
                                                                                                -----------------
                                                                                                      20,408,218
                                                                                                -----------------
Television (0.54%)
Univision Communications Inc (a)(b)                                        65,000                      2,319,850
                                                                                                -----------------

Transport - Rail (2.19%)
Burlington Northern Santa Fe Corp                                         118,600                      9,432,258
                                                                                                -----------------

Transport - Services (1.82%)
FedEx Corp                                                                 67,900                      7,817,327
                                                                                                -----------------
TOTAL COMMON STOCKS                                                                          $       418,804,599
                                                                                                -----------------
                                                              Principal
                                                                Amount                               Value
                                                           ----------------------- ------------ -----------------
MONEY MARKET FUNDS (11.71%)
BNY Institutional Cash Reserve Fund (c)                                50,359,000                     50,359,000
                                                                                                -----------------
TOTAL MONEY MARKET FUNDS                                                                     $        50,359,000
                                                                                                -----------------
Total Investments                                                                            $       469,163,599
Liabilities in Excess of Other Assets, Net - (9.07)%                                                (38,995,377)
                                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                                   $       430,168,222
                                                                                                =================
                                                                                                -----------------

                                                                                                =================

(a)                             Security or a portion of the security was on loan at the end of the period.
(b)                             Non-Income Producing Security
(c)                             Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $        48,918,599
Unrealized Depreciation                                    (5,313,266)
                                                      -----------------
Net Unrealized Appreciation (Depreciation)                  43,605,333
Cost for federal income tax purposes                       425,558,266


Portfolio Summary (unaudited)
----------------------------------------------------- -----------------
Sector                                                         Percent
----------------------------------------------------- -----------------
Financial                                                       47.84%
Consumer, Non-cyclical                                          13.52%
Industrial                                                      11.53%
Communications                                                  11.47%
Energy                                                           9.75%
Utilities                                                        7.44%
Consumer, Cyclical                                               5.68%
Technology                                                       1.84%
Liabilities in Excess of Other Assets, Net                    (-9.07%)
                                                      -----------------
TOTAL NET ASSETS                                               100.00%
                                                      =================

Schedule of Investments
April 30, 2006 (unaudited)
Partners LargeCap Value Fund II
                                                                Shares
                                                                 Held                                Value
                                                       --------------------------- ------------ -----------------
COMMON STOCKS (97.08%)
Aerospace & Defense (0.70%)
Northrop Grumman Corp (a)                                                  22,500            $         1,505,250
                                                                                                -----------------

Apparel Manufacturers (1.36%)
Liz Claiborne Inc                                                          36,300                      1,417,515
VF Corp                                                                    24,500                      1,499,155
                                                                                                -----------------
                                                                                                       2,916,670
                                                                                                -----------------
Applications Software (1.54%)
Microsoft Corp                                                            137,000                      3,308,550
                                                                                                -----------------

Auto/Truck Parts & Equipment - Original (0.23%)
Lear Corp (a)                                                              20,800                        490,464
                                                                                                -----------------

Beverages - Non-alcoholic (1.72%)
Coca-Cola Co/The                                                           45,900                      1,925,964
Pepsi Bottling Group Inc                                                   54,600                      1,752,660
                                                                                                -----------------
                                                                                                       3,678,624
                                                                                                -----------------
Chemicals - Diversified (1.99%)
EI Du Pont de Nemours & Co                                                 40,200                      1,772,820
PPG Industries Inc                                                         37,200                      2,496,864
                                                                                                -----------------
                                                                                                       4,269,684
                                                                                                -----------------
Computer Services (0.57%)
Computer Sciences Corp (b)                                                 20,700                      1,211,985
                                                                                                -----------------

Computers (3.07%)
Hewlett-Packard Co                                                        109,500                      3,555,465
International Business Machines Corp                                       36,800                      3,030,112
                                                                                                -----------------
                                                                                                       6,585,577
                                                                                                -----------------
Data Processing & Management (0.68%)
Fiserv Inc (b)                                                             32,500                      1,465,100
                                                                                                -----------------

Diversified Manufacturing Operations (4.63%)
Dover Corp                                                                 30,400                      1,512,400
General Electric Co                                                        75,700                      2,618,463
Ingersoll-Rand Co Ltd                                                      46,600                      2,038,750
Parker Hannifin Corp                                                       18,300                      1,483,215
Tyco International Ltd                                                     86,300                      2,274,005
                                                                                                -----------------
                                                                                                       9,926,833
                                                                                                -----------------
Electric - Integrated (2.65%)
Exelon Corp                                                                59,800                      3,229,200
PPL Corp                                                                   84,100                      2,442,264
                                                                                                -----------------
                                                                                                       5,671,464
                                                                                                -----------------
Electronic Components - Semiconductors (0.74%)
Intel Corp                                                                 79,300                      1,584,414
                                                                                                -----------------

Enterprise Software & Services (0.66%)
Oracle Corp (b)                                                            96,700                      1,410,853
                                                                                                -----------------


Fiduciary Banks (0.94%)
Bank of New York Co Inc/The                                                57,000                      2,003,550
                                                                                                -----------------

Finance - Investment Banker & Broker (10.39%)
Citigroup Inc                                                             201,600                     10,069,920
JPMorgan Chase & Co                                                       125,400                      5,690,652
Merrill Lynch & Co Inc                                                     40,300                      3,073,278
Morgan Stanley                                                             53,500                      3,440,050
                                                                                                -----------------
                                                                                                      22,273,900
                                                                                                -----------------
Finance - Mortgage Loan/Banker (2.90%)
Freddie Mac                                                               101,600                      6,203,696
                                                                                                -----------------

Financial Guarantee Insurance (0.55%)
MGIC Investment Corp (a)                                                   16,800                      1,187,760
                                                                                                -----------------

Food - Miscellaneous/Diversified (2.28%)
HJ Heinz Co (a)                                                            41,600                      1,726,816
Sara Lee Corp                                                              66,300                      1,184,781
Unilever NV                                                                27,500                      1,979,725
                                                                                                -----------------
                                                                                                       4,891,322
                                                                                                -----------------
Food - Retail (0.96%)
Kroger Co/The                                                             101,600                      2,058,416
                                                                                                -----------------

Forestry (1.13%)
Weyerhaeuser Co                                                            34,300                      2,417,121
                                                                                                -----------------

Gas - Distribution (0.63%)
NiSource Inc                                                               63,600                      1,342,596
                                                                                                -----------------

Home Decoration Products (0.76%)
Newell Rubbermaid Inc                                                      59,100                      1,620,522
                                                                                                -----------------

Insurance Brokers (0.58%)
Marsh & McLennan Cos Inc                                                   40,700                      1,248,269
                                                                                                -----------------

Life & Health Insurance (0.81%)
Torchmark Corp                                                             28,800                      1,731,168
                                                                                                -----------------

Machinery - Farm (0.92%)
Deere & Co                                                                 22,400                      1,966,272
                                                                                                -----------------

Medical - Drugs (5.07%)
Abbott Laboratories                                                        69,400                      2,966,156
Merck & Co Inc                                                             38,100                      1,311,402
Pfizer Inc                                                                149,300                      3,781,769
Wyeth                                                                      57,500                      2,798,525
                                                                                                -----------------
                                                                                                      10,857,852
                                                                                                -----------------
Medical - Hospitals (0.48%)
HCA Inc                                                                    23,400                      1,027,026
                                                                                                -----------------

Medical Products (1.34%)
Johnson & Johnson                                                          49,000                      2,871,890
                                                                                                -----------------

Multi-line Insurance (4.98%)
Allstate Corp/The                                                          51,000                      2,880,990
American International Group Inc                                           49,100                      3,203,775

Hartford Financial Services Group Inc                                      30,500                      2,803,865
Loews Corp                                                                 16,800                      1,783,320
                                                                                                -----------------
                                                                                                      10,671,950
                                                                                                -----------------
Multimedia (2.07%)
Time Warner Inc                                                           202,100                      3,516,540
Viacom Inc (b)                                                             23,200                        924,056
                                                                                                -----------------
                                                                                                       4,440,596
                                                                                                -----------------
Non-hazardous Waste Disposal (0.71%)
Waste Management Inc                                                       40,700                      1,524,622
                                                                                                -----------------

Office Automation & Equipment (0.67%)
Xerox Corp (b)                                                            102,600                      1,440,504
                                                                                                -----------------

Oil Company - Exploration & Production (0.53%)
Anadarko Petroleum Corp                                                     5,800                        607,956
Devon Energy Corp                                                           8,700                        522,957
                                                                                                -----------------
                                                                                                       1,130,913
                                                                                                -----------------
Oil Company - Integrated (12.19%)
Chevron Corp                                                               85,700                      5,229,414
ConocoPhillips                                                             73,800                      4,937,220
Exxon Mobil Corp                                                          155,800                      9,827,864
Royal Dutch Shell PLC ADR                                                  89,900                      6,124,887
                                                                                                -----------------
                                                                                                      26,119,385
                                                                                                -----------------
Printing - Commercial (0.59%)
RR Donnelley & Sons Co                                                     37,500                      1,263,375
                                                                                                -----------------

Publicly Traded Investment Fund (1.59%)
SPDR Trust Series 1 (a)                                                    26,000                      3,413,800
                                                                                                -----------------

Publishing - Newspapers (1.03%)
Gannett Co Inc                                                             40,100                      2,205,500
                                                                                                -----------------

Regional Banks (10.25%)
Bank of America Corp                                                      151,900                      7,582,848
National City Corp                                                         28,900                      1,066,410
PNC Financial Services Group Inc                                           22,000                      1,572,340
US Bancorp                                                                 95,600                      3,005,664
Wachovia Corp                                                              64,600                      3,866,310
Wells Fargo & Co                                                           70,800                      4,863,252
                                                                                                -----------------
                                                                                                      21,956,824
                                                                                                -----------------
Retail - Apparel & Shoe (0.57%)
Gap Inc/The                                                                67,900                      1,228,311
                                                                                                -----------------

Retail - Building Products (0.42%)
Home Depot Inc (a)                                                         22,400                        894,432
                                                                                                -----------------

Retail - Discount (1.36%)
Dollar General Corp                                                        71,700                      1,251,882
Wal-Mart Stores Inc                                                        36,900                      1,661,607
                                                                                                -----------------
                                                                                                       2,913,489
                                                                                                -----------------
Retail - Restaurants (1.18%)
McDonald's Corp                                                            73,300                      2,533,981
                                                                                                -----------------

Savings & Loans - Thrifts (1.42%)
Washington Mutual Inc                                                      67,500                      3,041,550
                                                                                                -----------------

Steel - Producers (0.44%)
Nucor Corp                                                                  8,700                        946,734
                                                                                                -----------------

Telecommunication Equipment (0.28%)
Avaya Inc (b)                                                              49,900                        598,800
                                                                                                -----------------

Telephone - Integrated (4.86%)
AT&T Inc                                                                  133,600                      3,501,656
BellSouth Corp                                                             68,800                      2,324,064
Sprint Nextel Corp                                                         77,600                      1,924,480
Verizon Communications Inc                                                 80,500                      2,658,915
                                                                                                -----------------
                                                                                                      10,409,115
                                                                                                -----------------
Television (0.23%)
CBS Corp                                                                   19,700                        501,759
                                                                                                -----------------

Tobacco (1.43%)
Altria Group Inc                                                           42,000                      3,072,720
                                                                                                -----------------
TOTAL COMMON STOCKS                                                                          $       208,035,188
                                                                                                -----------------
                                                              Principal
                                                                Amount                               Value
                                                       --------------------------- ------------ -----------------
MONEY MARKET FUNDS (3.94%)
BNY Institutional Cash Reserve Fund (c)                                 8,435,000                      8,435,000
                                                                                                -----------------
TOTAL MONEY MARKET FUNDS                                                                     $         8,435,000
                                                                                                -----------------
Total Investments                                                                            $       216,470,188
Liabilities in Excess of Other Assets, Net - (1.02)%                                                 (2,184,261)
                                                                                                -----------------
TOTAL NET ASSETS - 100.00%                                                                   $       214,285,927
                                                                                                =================
                                                                                                -----------------

                                                                                                =================

(a)                             Security or a portion of the security was on loan at the end of the period.
(b)                             Non-Income Producing Security
(c)                             Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 $        24,179,258
Unrealized Depreciation                                         (3,957,980)
                                                           -----------------
Net Unrealized Appreciation (Depreciation)                       20,221,278
Cost for federal income tax purposes                            196,248,910


Portfolio Summary (unaudited)
------------------------------------------------- -------- -----------------
Sector                                                              Percent
------------------------------------------------- -------- -----------------
Financial                                                            36.75%
Consumer, Non-cyclical                                               13.87%
Energy                                                               12.72%
Communications                                                        8.47%
Technology                                                            7.94%
Industrial                                                            6.97%
Consumer, Cyclical                                                    5.88%
Basic Materials                                                       3.56%
Utilities                                                             3.27%
Funds                                                                 1.59%
Liabilities in Excess of Other Assets, Net                         (-1.02%)
                                                           -----------------
TOTAL NET ASSETS                                                    100.00%
                                                           =================


Schedule of Investments
April 30, 2006 (unaudited)
Partners MidCap Growth Fund
                                                           Shares
                                                            Held                                Value
                                                        --------------------- ------------ -----------------
COMMON STOCKS (98.01%)
Apparel Manufacturers (1.79%)
Coach Inc (a)                                                        272,060            $         8,983,421
                                                                                           -----------------

Applications Software (2.59%)
Nuance Communications Inc (a)                                        276,940                      3,553,140
Red Hat Inc (a)(b)                                                   171,300                      5,034,507
Salesforce.com Inc (a)(b)                                            125,570                      4,401,229
                                                                                           -----------------
                                                                                                 12,988,876
                                                                                           -----------------
Audio & Video Products (0.85%)
Harman International Industries Inc                                   48,150                      4,236,719
                                                                                           -----------------

Auto - Medium & Heavy Duty Trucks (0.82%)
Oshkosh Truck Corp                                                    67,550                      4,134,060
                                                                                           -----------------

Beverages - Non-alcoholic (1.21%)
Hansen Natural Corp (a)(b)                                            46,840                      6,063,906
                                                                                           -----------------

Building Products - Cement & Aggregate (1.23%)
Florida Rock Industries Inc                                           58,690                      3,660,495
Martin Marietta Materials Inc                                         23,590                      2,504,315
                                                                                           -----------------
                                                                                                  6,164,810
                                                                                           -----------------
Casino Hotels (2.29%)
Station Casinos Inc (b)                                              110,990                      8,555,109
Wynn Resorts Ltd (a)(b)                                               38,300                      2,915,013
                                                                                           -----------------
                                                                                                 11,470,122
                                                                                           -----------------
Casino Services (2.53%)
International Game Technology                                        209,789                      7,957,297
Scientific Games Corp (a)(b)                                         123,720                      4,712,495
                                                                                           -----------------
                                                                                                 12,669,792
                                                                                           -----------------
Cellular Telecommunications (1.82%)
NII Holdings Inc (a)(b)                                              152,620                      9,141,938
                                                                                           -----------------

Coal (1.83%)
Consol Energy Inc (b)                                                 57,750                      4,917,990
Peabody Energy Corp                                                   66,340                      4,236,472
                                                                                           -----------------
                                                                                                  9,154,462
                                                                                           -----------------
Commercial Banks (0.61%)
Colonial BancGroup Inc/The                                           117,910                      3,057,406
                                                                                           -----------------

Computer Graphics (0.94%)
Trident Microsystems Inc (a)(b)                                      176,720                      4,700,752
                                                                                           -----------------

Computers (0.63%)
Rackable Systems Inc (a)                                              61,720                      3,171,791
                                                                                           -----------------

Containers - Metal & Glass (0.31%)
Ball Corp (b)                                                         38,780                      1,550,424
                                                                                           -----------------

Data Processing & Management (1.06%)
Fidelity National Information Services                                79,150                      3,007,700

Global Payments Inc                                                   49,110                      2,329,287
                                                                                           -----------------
                                                                                                  5,336,987
                                                                                           -----------------
Dialysis Centers (0.68%)
DaVita Inc (a)                                                        60,400                      3,398,104
                                                                                           -----------------

Distribution & Wholesale (1.51%)
WESCO International Inc (a)                                          100,720                      7,554,000
                                                                                           -----------------

Diversified Manufacturing Operations (1.00%)
Roper Industries Inc                                                 105,160                      4,990,894
                                                                                           -----------------

E-Commerce - Products (1.11%)
Nutri/System Inc (a)(b)                                               82,070                      5,569,270
                                                                                           -----------------

Electric Products - Miscellaneous (1.08%)
Ametek Inc                                                           110,160                      5,427,583
                                                                                           -----------------

Electronic Components - Semiconductors (6.35%)
Advanced Micro Devices Inc (a)                                       235,730                      7,625,865
Broadcom Corp (a)                                                    162,705                      6,688,803
MEMC Electronic Materials Inc (a)                                     37,910                      1,539,146
Micron Technology Inc (a)                                            402,380                      6,828,389
PMC - Sierra Inc (a)(b)                                              194,650                      2,419,499
Silicon Laboratories Inc (a)(b)                                       97,770                      4,557,060
Sirf Technology Holdings Inc (a)(b)                                   63,347                      2,163,300
                                                                                           -----------------
                                                                                                 31,822,062
                                                                                           -----------------
Electronic Measurement Instruments (2.07%)
Agilent Technologies Inc (a)                                         201,930                      7,758,151
Itron Inc (a)(b)                                                      38,720                      2,596,176
                                                                                           -----------------
                                                                                                 10,354,327
                                                                                           -----------------
E-Marketing & Information (0.68%)
aQuantive Inc (a)(b)                                                 135,300                      3,390,618
                                                                                           -----------------

Engineering - Research & Development Services (0.74%)
McDermott International, Inc. (a)                                     61,360                      3,730,688
                                                                                           -----------------

Enterprise Software & Services (0.64%)
BEA Systems Inc (a)                                                  242,777                      3,216,795
                                                                                           -----------------

Finance - Investment Banker & Broker (0.65%)
TD Ameritrade Holding Corp                                           174,222                      3,233,560
                                                                                           -----------------

Finance - Other Services (2.22%)
Chicago Mercantile Exchange Holdings Inc                              16,890                      7,735,620
Nasdaq Stock Market Inc/The (a)(b)                                    90,500                      3,386,510
                                                                                           -----------------
                                                                                                 11,122,130
                                                                                           -----------------
Food - Retail (1.19%)
Whole Foods Market Inc                                                96,890                      5,947,108
                                                                                           -----------------

Hotels & Motels (1.56%)
Starwood Hotels & Resorts Worldwide Inc (b)                          136,720                      7,844,994
                                                                                           -----------------

Human Resources (3.22%)
Manpower Inc                                                          89,230                      5,813,334
Monster Worldwide Inc (a)                                            136,470                      7,833,378

MPS Group Inc (a)                                                    157,130                      2,507,795
                                                                                           -----------------
                                                                                                 16,154,507
                                                                                           -----------------
Instruments - Controls (0.62%)
Thermo Electron Corp (a)                                              80,780                      3,113,261
                                                                                           -----------------

Internet Connectivity Services (0.55%)
Redback Networks Inc (a)(b)                                          122,260                      2,738,624
                                                                                           -----------------

Internet Infrastructure Software (3.48%)
Akamai Technologies Inc (a)(b)                                       149,940                      5,051,478
F5 Networks Inc (a)(b)                                               118,170                      6,920,035
Openwave Systems Inc (a)(b)                                          294,324                      5,477,370
                                                                                           -----------------
                                                                                                 17,448,883
                                                                                           -----------------
Internet Security (0.61%)
Checkfree Corp (a)                                                    56,820                      3,060,893
                                                                                           -----------------

Investment Management & Advisory Services (3.20%)
Affiliated Managers Group (a)(b)                                      48,950                      4,958,635
Eaton Vance Corp                                                      89,810                      2,556,891
T Rowe Price Group Inc (b)                                           101,320                      8,530,131
                                                                                           -----------------
                                                                                                 16,045,657
                                                                                           -----------------
Machinery - Construction & Mining (2.10%)
Bucyrus International Inc (b)                                         47,935                      2,488,306
Joy Global Inc                                                       122,025                      8,015,822
                                                                                           -----------------
                                                                                                 10,504,128
                                                                                           -----------------
Medical - Biomedical/Gene (1.85%)
Biogen Idec Inc (a)(b)                                                49,970                      2,241,154
Celgene Corp (a)(b)                                                  111,804                      4,713,657
PDL BioPharma Inc (a)(b)                                              80,150                      2,306,717
                                                                                           -----------------
                                                                                                  9,261,528
                                                                                           -----------------
Medical - Drugs (3.27%)
Allergan Inc                                                          44,960                      4,618,291
Cephalon Inc (a)(b)                                                   45,070                      2,959,296
Forest Laboratories Inc (a)                                           99,180                      4,004,889
Shire PLC ADR (b)                                                    101,520                      4,807,987
                                                                                           -----------------
                                                                                                 16,390,463
                                                                                           -----------------
Medical - Generic Drugs (0.72%)
Barr Pharmaceuticals Inc (a)                                          59,880                      3,625,734
                                                                                           -----------------

Medical - HMO (0.65%)
Humana Inc (a)                                                        72,640                      3,281,875
                                                                                           -----------------

Medical Information Systems (0.84%)
Cerner Corp (a)(b)                                                   106,010                      4,203,297
                                                                                           -----------------

Medical Instruments (0.79%)
Intuitive Surgical Inc (a)(b)                                         31,100                      3,949,700
                                                                                           -----------------

Medical Laboratory & Testing Service (1.37%)
Quest Diagnostics Inc                                                123,170                      6,864,264
                                                                                           -----------------

Medical Products (1.21%)
Biomet Inc                                                            77,370                      2,876,617
Varian Medical Systems Inc (a)                                        60,700                      3,179,466
                                                                                           -----------------
                                                                                                  6,056,083
                                                                                           -----------------

Metal Processors & Fabrication (1.25%)
Precision Castparts Corp                                              99,850                      6,288,553
                                                                                           -----------------

Multi-line Insurance (0.70%)
HCC Insurance Holdings Inc (b)                                       105,100                      3,519,799
                                                                                           -----------------

Non-hazardous Waste Disposal (0.50%)
Republic Services Inc                                                 56,880                      2,503,289
                                                                                           -----------------

Oil - Field Services (0.53%)
Helix Energy Solutions Group Inc (a)(b)                               68,020                      2,640,536
                                                                                           -----------------

Oil & Gas Drilling (0.79%)
Diamond Offshore Drilling Inc                                         43,680                      3,964,834
                                                                                           -----------------

Oil Company - Exploration & Production (3.79%)
CNX Gas Corp (a)(b)                                                   77,430                      2,206,755
Denbury Resources Inc (a)                                             85,460                      2,785,996
Range Resources Corp                                                 245,985                      6,525,982
Southwestern Energy Co (a)                                           106,740                      3,844,775
Ultra Petroleum Corp (a)(b)                                           57,150                      3,655,314
                                                                                           -----------------
                                                                                                 19,018,822
                                                                                           -----------------
Oil Company - Integrated (0.00%)
Marathon Oil Corp                                                          1                             79
                                                                                           -----------------

Oil Field Machinery & Equipment (3.12%)
Cooper Cameron Corp (a)                                               78,670                      3,952,381
Grant Prideco Inc (a)(b)                                              92,730                      4,747,776
National Oilwell Varco Inc (a)(b)                                    100,750                      6,948,727
                                                                                           -----------------
                                                                                                 15,648,884
                                                                                           -----------------
Oil Refining & Marketing (1.10%)
Sunoco Inc                                                            67,760                      5,491,270
                                                                                           -----------------

Pharmacy Services (1.73%)
Express Scripts Inc (a)                                               67,960                      5,310,395
Omnicare Inc (b)                                                      59,310                      3,363,470
                                                                                           -----------------
                                                                                                  8,673,865
                                                                                           -----------------
Printing - Commercial (0.57%)
VistaPrint Ltd (a)(b)                                                 89,133                      2,850,473
                                                                                           -----------------

Radio (0.94%)
XM Satellite Radio Holdings Inc (a)                                  231,820                      4,687,400
                                                                                           -----------------

Real Estate Magagement & Services (1.01%)
CB Richard Ellis Group Inc (a)                                        57,800                      5,080,042
                                                                                           -----------------

REITS - Hotels (0.59%)
Host Hotels & Resorts Inc (b)                                        139,639                      2,935,212
                                                                                           -----------------

Research & Development (0.69%)
Pharmaceutical Product Development Inc                                96,900                      3,475,803
                                                                                           -----------------

Respiratory Products (0.69%)
Resmed Inc (a)                                                        80,660                      3,480,479
                                                                                           -----------------


Retail - Apparel & Shoe (2.25%)
Chico's FAS Inc (a)                                                  110,130                      4,081,418
Nordstrom Inc                                                        128,860                      4,939,204
Urban Outfitters Inc (a)(b)                                           97,970                      2,272,904
                                                                                           -----------------
                                                                                                 11,293,526
                                                                                           -----------------
Retail - Computer Equipment (0.83%)
GameStop Corp (a)(b)                                                  88,660                      4,184,752
                                                                                           -----------------

Retail - Consumer Electronics (0.68%)
Circuit City Stores Inc                                              119,270                      3,429,013
                                                                                           -----------------

Retail - Gardening Products (0.52%)
Tractor Supply Co (a)                                                 40,350                      2,614,277
                                                                                           -----------------

Retail - Mail Order (1.01%)
Williams-Sonoma Inc (b)                                              121,400                      5,083,018
                                                                                           -----------------

Semiconductor Equipment (2.82%)
ASML Holding NV (a)(b)                                               183,950                      3,890,542
Kla-Tencor Corp                                                      125,250                      6,032,040
Varian Semiconductor Equipment Associates Inc (a)(b)                 128,305                      4,201,989
                                                                                           -----------------
                                                                                                 14,124,571
                                                                                           -----------------
Silver Mining (0.30%)
PAN American Silver Corp (a)                                          60,629                      1,503,599
                                                                                           -----------------

Steel - Specialty (0.87%)
Allegheny Technologies Inc (b)                                        63,211                      4,383,051
                                                                                           -----------------

Telecommunication Equipment - Fiber Optics (1.19%)
JDS Uniphase Corp (a)(b)                                           1,709,110                      5,964,794
                                                                                           -----------------

Transport - Services (1.82%)
CH Robinson Worldwide Inc                                            124,380                      5,516,253
UTI Worldwide Inc                                                    116,380                      3,629,892
                                                                                           -----------------
                                                                                                  9,146,145
                                                                                           -----------------
Transport - Truck (0.47%)
Landstar System Inc                                                   55,180                      2,344,598
                                                                                           -----------------

Wireless Equipment (0.78%)
Crown Castle International Corp (a)                                  115,490                      3,886,239
                                                                                           -----------------
TOTAL COMMON STOCKS                                                                     $       491,343,419
                                                                                           -----------------
                                                         Principal
                                                           Amount                               Value
                                                        --------------------- ------------ -----------------
MONEY MARKET FUNDS (26.74%)
BNY Institutional Cash Reserve Fund (c)                          134,049,000                    134,049,000
                                                                                           -----------------
TOTAL MONEY MARKET FUNDS                                                                $       134,049,000
                                                                                           -----------------
Total Investments                                                                       $       625,392,419
Liabilities in Excess of Other Assets, Net - (24.75)%                                         (124,061,794)
                                                                                           -----------------
TOTAL NET ASSETS - 100.00%                                                              $       501,330,625
                                                                                           =================
                                                                                           -----------------

                                                                                           =================

(a)                             Non-Income Producing Security
(b)                             Security or a portion of the security was on loan at the end of the period.
(c)                             Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $        93,524,745
Unrealized Depreciation                                          (8,770,213)
                                                            -----------------
Net Unrealized Appreciation (Depreciation)                        84,754,532
Cost for federal income tax purposes                             540,637,887


Portfolio Summary (unaudited)
------------------------------------------------- --------- -----------------
Sector                                                               Percent
------------------------------------------------- --------- -----------------
Financial                                                             35.71%
Consumer, Non-cyclical                                                19.84%
Consumer, Cyclical                                                    16.66%
Technology                                                            15.87%
Industrial                                                            13.19%
Energy                                                                11.15%
Communications                                                        11.15%
Basic Materials                                                        1.18%
Liabilities in Excess of Other Assets, Net                         (-24.75%)
                                                            -----------------
TOTAL NET ASSETS                                                     100.00%
                                                            =================


Schedule of Investments
April 30, 2006 (unaudited)
Partners MidCap Growth Fund I
                                                                      Shares
                                                                       Held                                Value
                                                           ----------------------------- ------------ -----------------
COMMON STOCKS (99.55%)
Advertising Services (0.49%)
Getty Images Inc (a)(b)                                                          23,200            $         1,485,032
                                                                                                      -----------------

Aerospace & Defense (1.24%)
Rockwell Collins Inc                                                             64,900                      3,712,280
                                                                                                      -----------------

Aerospace & Defense Equipment (0.52%)
Alliant Techsystems Inc (a)(b)                                                   19,700                      1,575,803
                                                                                                      -----------------

Airlines (0.43%)
Continental Airlines Inc (a)(b)                                                  50,000                      1,302,000
                                                                                                      -----------------

Apparel Manufacturers (1.69%)
Coach Inc (b)                                                                   107,800                      3,559,556
Polo Ralph Lauren Corp                                                           25,000                      1,518,000
                                                                                                      -----------------
                                                                                                             5,077,556
                                                                                                      -----------------
Applications Software (0.89%)
Intuit Inc (b)                                                                   49,500                      2,681,415
                                                                                                      -----------------

Auto/Truck Parts & Equipment - Original (0.34%)
BorgWarner Inc                                                                   16,800                      1,020,264
                                                                                                      -----------------

Beverages - Wine & Spirits (0.59%)
Brown-Forman Corp                                                                23,600                      1,758,200
                                                                                                      -----------------

Building - Residential & Commercial (1.65%)
Lennar Corp                                                                      26,800                      1,472,124
NVR Inc (a)(b)                                                                    3,350                      2,529,250
Toll Brothers Inc (a)(b)                                                         29,400                        945,210
                                                                                                      -----------------
                                                                                                             4,946,584
                                                                                                      -----------------
Building Products - Cement & Aggregate (0.50%)
Florida Rock Industries Inc (a)                                                  24,100                      1,503,117
                                                                                                      -----------------

Casino Hotels (0.25%)
Harrah's Entertainment Inc                                                        9,088                        741,944
                                                                                                      -----------------

Casino Services (1.12%)
International Game Technology                                                    88,500                      3,356,805
                                                                                                      -----------------

Chemicals - Specialty (0.50%)
Ashland Inc                                                                      22,600                      1,487,532
                                                                                                      -----------------

Coal (0.56%)
Peabody Energy Corp                                                              26,200                      1,673,132
                                                                                                      -----------------

Commercial Banks (1.78%)
Colonial BancGroup Inc/The                                                       49,300                      1,278,349
Marshall & Ilsley Corp (a)                                                       41,300                      1,888,236
Synovus Financial Corp                                                           78,000                      2,184,000
                                                                                                      -----------------
                                                                                                             5,350,585
                                                                                                      -----------------

Commercial Services (0.87%)
Arbitron Inc                                                                     33,900                      1,208,874
Weight Watchers International Inc                                                28,400                      1,401,540
                                                                                                      -----------------
                                                                                                             2,610,414
                                                                                                      -----------------
Commercial Services - Finance (2.69%)
Equifax Inc                                                                      72,220                      2,783,359
Moody's Corp                                                                     85,480                      5,300,615
                                                                                                      -----------------
                                                                                                             8,083,974
                                                                                                      -----------------
Computer Aided Design (1.55%)
Ansys Inc (a)(b)                                                                 26,600                      1,501,570
Autodesk Inc (b)                                                                 75,200                      3,161,408
                                                                                                      -----------------
                                                                                                             4,662,978
                                                                                                      -----------------
Computer Services (1.01%)
Ceridian Corp (b)                                                                61,300                      1,485,299
Factset Research Systems Inc (a)                                                 34,750                      1,533,865
                                                                                                      -----------------
                                                                                                             3,019,164
                                                                                                      -----------------
Computers (0.50%)
Palm Inc (a)(b)                                                                  66,300                      1,498,380
                                                                                                      -----------------

Computers - Integrated Systems (0.38%)
NCR Corp (b)                                                                     29,000                      1,142,600
                                                                                                      -----------------

Computers  -Memory Devices (2.77%)
Network Appliance Inc (a)(b)                                                     66,300                      2,457,741
SanDisk Corp (a)(b)                                                              43,610                      2,783,626
Western Digital Corp (a)(b)                                                     146,800                      3,088,672
                                                                                                      -----------------
                                                                                                             8,330,039
                                                                                                      -----------------
Consulting Services (0.82%)
Corporate Executive Board Co                                                     22,900                      2,453,277
                                                                                                      -----------------

Data Processing & Management (1.79%)
Dun & Bradstreet Corp (b)                                                        35,200                      2,711,104
Fair Isaac Corp (a)                                                              36,200                      1,343,382
NAVTEQ Corp (b)                                                                  31,800                      1,320,336
                                                                                                      -----------------
                                                                                                             5,374,822
                                                                                                      -----------------
Disposable Medical Products (1.18%)
CR Bard Inc                                                                      47,400                      3,529,404
                                                                                                      -----------------

Distribution & Wholesale (0.92%)
Building Material Holding Corp (a)                                               33,800                      1,129,596
Genuine Parts Co                                                                 37,600                      1,641,240
                                                                                                      -----------------
                                                                                                             2,770,836
                                                                                                      -----------------
Diversified Manufacturing Operations (0.90%)
Parker Hannifin Corp                                                             33,400                      2,707,070
                                                                                                      -----------------

Drug Delivery Systems (0.31%)
Alkermes, Inc. (a)(b)                                                            42,700                        916,769
                                                                                                      -----------------

Electric - Integrated (0.51%)
Pinnacle West Capital Corp                                                       38,200                      1,531,820
                                                                                                      -----------------

Electronic Components - Semiconductors (3.72%)
Broadcom Corp (b)                                                                67,600                      2,779,036
Microchip Technology Inc                                                         83,900                      3,126,114
National Semiconductor Corp                                                     117,200                      3,513,656

Nvidia Corp (b)                                                                  60,000                      1,753,200
                                                                                                      -----------------
                                                                                                            11,172,006
                                                                                                      -----------------
Electronic Connectors (1.49%)
Amphenol Corp                                                                    43,300                      2,502,740
Thomas & Betts Corp (b)                                                          34,500                      1,964,775
                                                                                                      -----------------
                                                                                                             4,467,515
                                                                                                      -----------------
Electronic Measurement Instruments (1.42%)
Agilent Technologies Inc (b)                                                    110,800                      4,256,936
                                                                                                      -----------------

Engines - Internal Combustion (0.38%)
Cummins Inc (a)                                                                  11,000                      1,149,500
                                                                                                      -----------------

Enterprise Software & Services (0.40%)
Sybase Inc (b)                                                                   54,800                      1,192,996
                                                                                                      -----------------

Finance - Auto Loans (0.58%)
AmeriCredit Corp (a)(b)                                                          57,900                      1,753,212
                                                                                                      -----------------

Finance - Credit Card (0.48%)
CompuCredit Corp (a)(b)                                                          36,000                      1,438,200
                                                                                                      -----------------

Finance - Investment Banker & Broker (0.64%)
AG Edwards Inc                                                                   36,500                      1,928,660
                                                                                                      -----------------

Finance - Other Services (0.68%)
Chicago Mercantile Exchange Holdings Inc                                          4,450                      2,038,100
                                                                                                      -----------------

Food - Confectionery (0.37%)
JM Smucker Co/The                                                                28,200                      1,107,132
                                                                                                      -----------------

Food - Miscellaneous/Diversified (0.70%)
Campbell Soup Co                                                                 65,200                      2,095,528
                                                                                                      -----------------

Garden Products (0.76%)
Toro Co (a)                                                                      46,000                      2,274,700
                                                                                                      -----------------

Gas - Distribution (0.29%)
Energen Corp                                                                     24,300                        857,061
                                                                                                      -----------------

Home Decoration Products (0.69%)
Newell Rubbermaid Inc                                                            75,400                      2,067,468
                                                                                                      -----------------

Hotels & Motels (1.29%)
Choice Hotels International Inc (a)                                              48,000                      2,569,440
Hilton Hotels Corp                                                               48,800                      1,314,672
                                                                                                      -----------------
                                                                                                             3,884,112
                                                                                                      -----------------
Human Resources (0.92%)
Manpower Inc                                                                     42,500                      2,768,875
                                                                                                      -----------------

Industrial Automation & Robots (0.70%)
Rockwell Automation Inc                                                          28,900                      2,094,094
                                                                                                      -----------------

Industrial Gases (0.69%)
Airgas Inc                                                                       51,100                      2,066,995
                                                                                                      -----------------


Instruments - Scientific (0.51%)
Applera Corp - Applied Biosystems Group                                          52,670                      1,519,003
                                                                                                      -----------------

Investment Management & Advisory Services (2.47%)
Legg Mason Inc                                                                   30,500                      3,613,640
T Rowe Price Group Inc                                                           45,200                      3,805,388
                                                                                                      -----------------
                                                                                                             7,419,028
                                                                                                      -----------------
Machinery - Construction & Mining (1.19%)
Joy Global Inc                                                                   26,700                      1,753,923
Terex Corp (b)                                                                   21,100                      1,826,205
                                                                                                      -----------------
                                                                                                             3,580,128
                                                                                                      -----------------
Machinery - Pumps (0.88%)
Graco Inc                                                                        56,800                      2,655,400
                                                                                                      -----------------

Medical - Biomedical/Gene (1.49%)
Biogen Idec Inc (b)                                                              44,000                      1,973,400
Invitrogen Corp (a)(b)                                                           19,098                      1,260,659
PDL BioPharma Inc (a)(b)                                                         42,600                      1,226,028
                                                                                                      -----------------
                                                                                                             4,460,087
                                                                                                      -----------------
Medical - Drugs (2.70%)
Allergan Inc                                                                     20,460                      2,101,651
Forest Laboratories Inc (b)                                                      69,400                      2,802,372
King Pharmaceuticals Inc (b)                                                    110,800                      1,926,812
Sepracor Inc (a)(b)                                                              28,300                      1,263,312
                                                                                                      -----------------
                                                                                                             8,094,147
                                                                                                      -----------------
Medical - HMO (1.58%)
Health Net Inc (b)                                                               48,000                      1,953,600
Humana Inc (b)                                                                   61,600                      2,783,088
                                                                                                      -----------------
                                                                                                             4,736,688
                                                                                                      -----------------
Medical - Wholesale Drug Distribution (0.74%)
AmerisourceBergen Corp                                                           51,700                      2,230,855
                                                                                                      -----------------

Medical Laboratory & Testing Service (2.24%)
Laboratory Corp of America Holdings (a)(b)                                       52,700                      3,009,170
Quest Diagnostics Inc (a)                                                        66,680                      3,716,076
                                                                                                      -----------------
                                                                                                             6,725,246
                                                                                                      -----------------
Medical Products (2.46%)
Biomet Inc (a)                                                                   79,900                      2,970,682
Henry Schein Inc (a)(b)                                                          52,000                      2,424,240
Varian Medical Systems Inc (b)                                                   38,260                      2,004,059
                                                                                                      -----------------
                                                                                                             7,398,981
                                                                                                      -----------------
Metal - Copper (1.13%)
Phelps Dodge Corp                                                                39,200                      3,378,648
                                                                                                      -----------------

Metal - Diversified (1.09%)
Freeport-McMoRan Copper & Gold Inc                                               50,800                      3,280,664
                                                                                                      -----------------

Multi-line Insurance (0.50%)
Assurant Inc (a)                                                                 31,400                      1,512,538
                                                                                                      -----------------

Multimedia (0.80%)
EW Scripps Co                                                                    51,900                      2,391,552
                                                                                                      -----------------

Non-hazardous Waste Disposal (0.41%)
Republic Services Inc                                                            28,200                      1,241,082
                                                                                                      -----------------

Oil - Field Services (0.65%)
Helix Energy Solutions Group Inc (b)                                             50,500                      1,960,410
                                                                                                      -----------------

Oil - US Royalty Trusts (0.03%)
Hugoton Royalty Trust                                                             3,665                        101,348
                                                                                                      -----------------

Oil & Gas Drilling (1.53%)
Helmerich & Payne Inc                                                            33,100                      2,407,694
Rowan Cos Inc (a)                                                                49,400                      2,189,902
                                                                                                      -----------------
                                                                                                             4,597,596
                                                                                                      -----------------
Oil Company - Exploration & Production (3.71%)
Newfield Exploration Co (b)                                                      43,140                      1,924,044
Noble Energy Inc                                                                 49,600                      2,231,008
Plains Exploration & Production Co (a)(b)                                        50,500                      1,861,935
Pogo Producing Co                                                                23,000                      1,142,870
Unit Corp (b)                                                                    24,000                      1,386,000
XTO Energy Inc                                                                   61,500                      2,604,525
                                                                                                      -----------------
                                                                                                            11,150,382
                                                                                                      -----------------
Oil Company - Integrated (0.50%)
Amerada Hess Corp (a)                                                            10,400                      1,490,008
                                                                                                      -----------------

Oil Field Machinery & Equipment (0.64%)
Lone Star Technologies Inc (a)(b)                                                36,000                      1,908,360
                                                                                                      -----------------

Oil Refining & Marketing (1.56%)
Sunoco Inc                                                                       26,700                      2,163,768
Tesoro Corp (a)                                                                  36,200                      2,531,104
                                                                                                      -----------------
                                                                                                             4,694,872
                                                                                                      -----------------
Pharmacy Services (0.51%)
Express Scripts Inc (b)                                                          19,600                      1,531,544
                                                                                                      -----------------

Printing - Commercial (0.51%)
RR Donnelley & Sons Co                                                           45,300                      1,526,157
                                                                                                      -----------------

Publishing - Books (0.39%)
John Wiley & Sons Inc                                                            31,700                      1,161,488
                                                                                                      -----------------

Quarrying (0.53%)
Vulcan Materials Co                                                              18,900                      1,605,744
                                                                                                      -----------------

Real Estate Magagement & Services (0.55%)
CB Richard Ellis Group Inc (a)(b)                                                18,700                      1,643,543
                                                                                                      -----------------

REITS - Hotels (0.78%)
Host Hotels & Resorts Inc (a)                                                   111,200                      2,337,424
                                                                                                      -----------------

REITS - Regional Malls (0.42%)
CBL & Associates Properties Inc                                                  31,600                      1,263,684
                                                                                                      -----------------

Respiratory Products (0.56%)
Respironics Inc (b)                                                              45,700                      1,673,534
                                                                                                      -----------------

Retail - Apparel & Shoe (2.58%)
American Eagle Outfitters                                                        59,200                      1,918,080
Claire's Stores Inc                                                              70,180                      2,471,740

Nordstrom Inc                                                                    87,400                      3,350,042
                                                                                                      -----------------
                                                                                                             7,739,862
                                                                                                      -----------------
Retail - Auto Parts (0.42%)
Advance Auto Parts Inc                                                           31,050                      1,248,831
                                                                                                      -----------------

Retail - Automobile (0.61%)
Autonation Inc (a)(b)                                                            81,900                      1,844,388
                                                                                                      -----------------

Retail - Bedding (0.98%)
Bed Bath & Beyond Inc (b)                                                        76,800                      2,945,280
                                                                                                      -----------------

Retail - Bookstore (0.55%)
Barnes & Noble Inc (a)                                                           36,400                      1,640,912
                                                                                                      -----------------

Retail - Catalog Shopping (0.56%)
MSC Industrial Direct Co                                                         32,600                      1,690,636
                                                                                                      -----------------

Retail - Discount (1.25%)
TJX Cos Inc                                                                     155,200                      3,744,976
                                                                                                      -----------------

Retail - Major Department Store (0.69%)
JC Penney Co Inc                                                                 31,600                      2,068,536
                                                                                                      -----------------

Retail - Restaurants (1.86%)
Applebees International Inc                                                      83,500                      1,938,035
Darden Restaurants Inc                                                           44,900                      1,778,040
Domino's Pizza Inc (a)                                                           71,400                      1,879,962
                                                                                                      -----------------
                                                                                                             5,596,037
                                                                                                      -----------------
Schools (0.76%)
ITT Educational Services Inc (b)                                                 36,100                      2,294,155
                                                                                                      -----------------

Semiconductor Component - Integrated Circuits (3.12%)
Analog Devices Inc                                                               74,500                      2,825,040
Linear Technology Corp                                                           85,800                      3,045,900
Maxim Integrated Products Inc                                                    99,200                      3,497,792
                                                                                                      -----------------
                                                                                                             9,368,732
                                                                                                      -----------------
Semiconductor Equipment (1.65%)
Kla-Tencor Corp (a)                                                              35,900                      1,728,944
Lam Research Corp (b)                                                            65,700                      3,211,416
                                                                                                      -----------------
                                                                                                             4,940,360
                                                                                                      -----------------
Steel - Producers (0.67%)
Nucor Corp                                                                       18,400                      2,002,288
                                                                                                      -----------------

Telecommunication Equipment (1.08%)
Adtran Inc                                                                       80,300                      2,018,742
Harris Corp (a)                                                                  26,100                      1,215,477
                                                                                                      -----------------
                                                                                                             3,234,219
                                                                                                      -----------------
Television (0.73%)
Univision Communications Inc (a)(b)                                              61,100                      2,180,659
                                                                                                      -----------------

Tools - Hand Held (0.97%)
Black & Decker Corp (a)                                                          31,260                      2,926,249
                                                                                                      -----------------

Toys (0.62%)
Mattel Inc                                                                      115,000                      1,860,700
                                                                                                      -----------------

Transport - Marine (0.38%)
Overseas Shipholding Group                                                       23,400                      1,142,622
                                                                                                      -----------------

Transport - Truck (0.46%)
Landstar System Inc                                                              32,200                      1,368,178
                                                                                                      -----------------

Wireless Equipment (1.60%)
American Tower Corp (b)                                                          90,000                      3,072,600
Crown Castle International Corp (a)(b)                                           51,300                      1,726,245
                                                                                                      -----------------
                                                                                                             4,798,845
                                                                                                      -----------------
TOTAL COMMON STOCKS                                                                                $       298,823,492
                                                                                                      -----------------
                                                                    Principal
                                                                      Amount                               Value
                                                           ----------------------------- ------------ -----------------
MONEY MARKET FUNDS (14.85%)
BNY Institutional Cash Reserve Fund (c)                                      44,590,000                     44,590,000
                                                                                                      -----------------
TOTAL MONEY MARKET FUNDS                                                                           $        44,590,000
                                                                                                      -----------------
Total Investments                                                                                  $       343,413,492
Liabilities in Excess of Other Assets, Net - (14.40)%                                                     (43,233,746)
                                                                                                      -----------------
TOTAL NET ASSETS - 100.00%                                                                         $       300,179,746
                                                                                                      =================
                                                                                                      -----------------

                                                                                                      =================

(a)                             Security or a portion of the security was on loan at the end of the period.
(b)                             Non-Income Producing Security
(c)                             Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $        48,358,026
Unrealized Depreciation                                 (6,229,756)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)               42,128,270
Cost for federal income tax purposes                    301,285,222


Portfolio Summary (unaudited)
-------------------------------------------------------------
Sector                                               Percent
-------------------------------------------------------------
Financial                                             23.74%
Consumer, Non-cyclical                                21.99%
Consumer, Cyclical                                    19.26%
Technology                                            17.78%
Industrial                                            11.96%
Energy                                                 9.19%
Communications                                         5.08%
Basic Materials                                        4.60%
Utilities                                              0.80%
Liabilities in Excess of Other Assets, Net         (-14.40%)
                                            -----------------
TOTAL NET ASSETS                                     100.00%
                                            =================

Schedule of Investments
April 30, 2006 (unaudited)
Partners MidCap Growth Fund II
                                                             Shares
                                                              Held                                       Value
                                                           ----------- --------------------------- -------------------
COMMON STOCKS (98.79%)
Advertising Services (0.07%)
RH Donnelley Corp (a)                                           7,400                           $             415,362
                                                                                                   -------------------

Airlines (2.53%)
AMR Corp (a)                                                  117,100                                       2,885,344
Mesa Air Group Inc (a)                                        257,000                                       2,706,210
Southwest Airlines Co                                         614,900                                       9,973,678
                                                                                                   -------------------
                                                                                                           15,565,232
                                                                                                   -------------------
Apparel Manufacturers (0.08%)
Carter's Inc (a)                                                7,300                                         491,728
                                                                                                   -------------------

Audio & Video Products (0.84%)
Tivo Inc (a)                                                  618,846                                       5,136,422
                                                                                                   -------------------

Batteries & Battery Systems (0.77%)
Energy Conversion Devices Inc (a)                              95,000                                       4,750,950
                                                                                                   -------------------

Beverages - Non-alcoholic (1.03%)
Hansen Natural Corp (a)                                        48,800                                       6,317,648
                                                                                                   -------------------

Building - Residential & Commercial (5.01%)
DR Horton Inc                                                 344,000                                      10,326,880
KB Home                                                       135,660                                       8,352,586
Lennar Corp                                                    69,500                                       3,817,635
Ryland Group Inc                                              131,700                                       8,311,587
                                                                                                   -------------------
                                                                                                           30,808,688
                                                                                                   -------------------
Building Products - Air & Heating (0.69%)
Lennox International Inc                                      130,900                                       4,271,267
                                                                                                   -------------------

Cable TV (0.97%)
EchoStar Communications Corp (a)                              192,700                                       5,954,430
                                                                                                   -------------------

Casino Hotels (1.07%)
Monarch Casino & Resort Inc (a)                               208,700                                       6,569,876
                                                                                                   -------------------

Cellular Telecommunications (1.06%)
NII Holdings Inc (a)                                          109,209                                       6,541,619
                                                                                                   -------------------

Commercial Banks (0.10%)
Synovus Financial Corp                                         21,900                                         613,200
                                                                                                   -------------------

Commercial Services (0.33%)
CoStar Group Inc (a)                                           36,000                                       2,032,200
                                                                                                   -------------------

Commercial Services - Finance (0.56%)
Equifax Inc                                                    39,100                                       1,506,914
Interactive Data Corp                                          47,000                                       1,046,690
Moody's Corp                                                   14,800                                         917,748
                                                                                                   -------------------
                                                                                                            3,471,352
                                                                                                   -------------------

Computer Aided Design (2.47%)
Autodesk Inc (a)                                              360,500                                      15,155,420
                                                                                                   -------------------

Computer Services (0.29%)
Cognizant Technology Solutions Corp (a)                        28,500                                       1,812,885
                                                                                                   -------------------

Computers (2.67%)
Apple Computer Inc (a)                                        233,000                                      16,400,870
                                                                                                   -------------------

Computers  -Memory Devices (7.20%)
Komag Inc (a)                                                 248,500                                      10,446,940
Seagate Technology                                            596,500                                      15,843,040
Western Digital Corp (a)                                      853,200                                      17,951,328
                                                                                                   -------------------
                                                                                                           44,241,308
                                                                                                   -------------------
Consumer Products - Miscellaneous (0.77%)
Playtex Products Inc (a)                                      424,800                                       4,762,008
                                                                                                   -------------------

Data Processing & Management (0.67%)
Dun & Bradstreet Corp (a)                                      53,100                                       4,089,762
                                                                                                   -------------------

Distribution & Wholesale (2.11%)
Building Material Holding Corp                                378,900                                      12,662,838
Navarre Corp (a)                                               79,600                                         313,624
                                                                                                   -------------------
                                                                                                           12,976,462

                                                                                                   -------------------
Diversified Manufacturing Operations (0.24%)
Ingersoll-Rand Co Ltd                                          34,000                                       1,487,500
                                                                                                   -------------------

Diversified Operations (0.31%)
Walter Industries Inc                                          28,500                                       1,890,405
                                                                                                   -------------------

Electric - Generation (0.66%)
AES Corp/The (a)                                              239,500                                       4,064,315
                                                                                                   -------------------

Electronic Components - Semiconductors (6.99%)
Broadcom Corp (a)                                              32,700                                       1,344,297
Conexant Systems Inc (a)                                    2,137,000                                       7,564,980
MEMC Electronic Materials Inc (a)                             237,200                                       9,630,320
Microchip Technology Inc                                       34,000                                       1,266,840
Nvidia Corp (a)                                               452,800                                      13,230,816
QLogic Corp (a)                                               184,800                                       3,845,688
Sirf Technology Holdings Inc (a)                              177,200                                       6,051,380
                                                                                                   -------------------
                                                                                                           42,934,321
                                                                                                   -------------------
Electronic Design Automation (0.91%)
Ansoft Corp (a)                                               127,200                                       5,619,696
                                                                                                   -------------------

Engines - Internal Combustion (0.29%)
Cummins Inc                                                    17,000                                       1,776,500
                                                                                                   -------------------

Finance - Credit Card (0.31%)
CompuCredit Corp (a)                                           47,500                                       1,897,625
                                                                                                   -------------------

Finance - Investment Banker & Broker (1.01%)
Greenhill & Co Inc                                             27,200                                       1,929,024
TD Ameritrade Holding Corp                                    230,100                                       4,270,656
                                                                                                   -------------------
                                                                                                            6,199,680
                                                                                                   -------------------

Finance - Other Services (0.19%)
Chicago Mercantile Exchange Holdings Inc                        2,500                                       1,145,000
                                                                                                   -------------------

Financial Guarantee Insurance (2.60%)
Radian Group Inc                                              254,300                                      15,949,696
                                                                                                   -------------------

Food - Miscellaneous/Diversified (0.41%)
Seaboard Corp                                                   1,630                                       2,513,460
                                                                                                   -------------------

Gambling (Non-Hotel) (2.58%)
Isle of Capri Casinos Inc (a)                                 233,434                                       7,283,141
Pinnacle Entertainment Inc (a)                                313,800                                       8,566,740
                                                                                                   -------------------
                                                                                                           15,849,881
                                                                                                   -------------------
Human Resources (0.80%)
Resources Connection Inc (a)                                  183,935                                       4,947,852
                                                                                                   -------------------

Industrial Automation & Robots (0.32%)
Rockwell Automation Inc                                        27,200                                       1,970,912
                                                                                                   -------------------

Investment Companies (0.23%)
American Capital Strategies Ltd                                40,700                                       1,417,174
                                                                                                   -------------------

Investment Management & Advisory Services (0.49%)
Legg Mason Inc                                                 15,300                                       1,812,744
T Rowe Price Group Inc                                         14,600                                       1,229,174
                                                                                                   -------------------
                                                                                                            3,041,918
                                                                                                   -------------------
Lasers - Systems & Components (0.58%)
Cymer Inc (a)                                                  68,500                                       3,540,765
                                                                                                   -------------------

Life & Health Insurance (1.72%)
Cigna Corp                                                     99,000                                      10,593,000
                                                                                                   -------------------

Machinery - Construction & Mining (3.17%)
Astec Industries Inc (a)                                       81,100                                       3,191,285
Joy Global Inc                                                247,800                                      16,277,982
                                                                                                   -------------------
                                                                                                           19,469,267
                                                                                                   -------------------
Machinery - General Industry (1.75%)
Intevac Inc (a)                                                62,500                                       1,756,250
Manitowoc Co Inc/The                                          181,200                                       8,985,708
                                                                                                   -------------------
                                                                                                           10,741,958
                                                                                                   -------------------
Medical  - Outpatient & Home Medical Care (0.35%)
Gentiva Health Services Inc (a)                               127,400                                       2,158,156
                                                                                                   -------------------

Medical - Biomedical/Gene (2.10%)
Biogen Idec Inc (a)                                            97,100                                       4,354,935
Lifecell Corp (a)                                             263,722                                       7,131,043
Medimmune Inc (a)                                              44,500                                       1,400,415
                                                                                                   -------------------
                                                                                                           12,886,393
                                                                                                   -------------------
Medical - Drugs (1.42%)
Endo Pharmaceuticals Holdings Inc (a)                         244,400                                       7,686,380
Forest Laboratories Inc (a)                                    26,000                                       1,049,880
                                                                                                   -------------------
                                                                                                            8,736,260
                                                                                                   -------------------
Medical - Generic Drugs (1.11%)
Alpharma Inc                                                  109,700                                       2,879,625
Barr Pharmaceuticals Inc (a)                                   30,800                                       1,864,940

Impax Laboratories Inc (a)                                    225,800                                       2,088,650
                                                                                                   -------------------
                                                                                                            6,833,215
                                                                                                   -------------------
Medical - HMO (1.69%)
Aetna Inc                                                     238,820                                       9,194,570
UnitedHealth Group Inc                                         24,460                                       1,216,640
                                                                                                   -------------------
                                                                                                           10,411,210
                                                                                                   -------------------
Medical Information Systems (0.23%)
Per-Se Technologies Inc (a)                                    51,100                                       1,428,245
                                                                                                   -------------------

Medical Products (0.93%)
American Medical Systems Holdings Inc (a)                     257,400                                       5,716,854
                                                                                                   -------------------

Metal - Copper (0.62%)
Phelps Dodge Corp                                              44,000                                       3,792,360
                                                                                                   -------------------

Metal - Diversified (0.18%)
Freeport-McMoRan Copper & Gold Inc                             16,800                                       1,084,944
                                                                                                   -------------------

Metal Processors & Fabrication (1.45%)
Commercial Metals Co                                           59,600                                       3,242,240
Quanex Corp                                                   132,000                                       5,644,320
                                                                                                   -------------------
                                                                                                            8,886,560
                                                                                                   -------------------
Motorcycle/Motor Scooter (0.39%)
Harley-Davidson Inc                                            47,400                                       2,409,816
                                                                                                   -------------------

Multimedia (0.02%)
Triple Crown Media Inc (a)                                     18,740                                         100,446
                                                                                                   -------------------

Oil Company - Exploration & Production (2.04%)
Anadarko Petroleum Corp                                        17,700                                       1,855,314
Devon Energy Corp                                              94,400                                       5,674,384
Ultra Petroleum Corp (a)                                       78,200                                       5,001,672
                                                                                                   -------------------
                                                                                                           12,531,370
                                                                                                   -------------------
Oil Refining & Marketing (8.17%)
Frontier Oil Corp                                             255,700                                      15,477,521
Giant Industries Inc (a)                                      124,900                                       8,977,812
Holly Corp                                                    115,700                                       8,928,569
Sunoco Inc                                                    107,000                                       8,671,280
Tesoro Corp                                                   116,500                                       8,145,680
                                                                                                   -------------------
                                                                                                           50,200,862
                                                                                                   -------------------
Physician Practice Management (0.45%)
Healthways Inc (a)                                             56,880                                       2,790,533
                                                                                                   -------------------

Property & Casualty Insurance (2.36%)
Fidelity National Financial Inc                               321,100                                      13,479,778
Philadelphia Consolidated Holding Co (a)                       30,300                                       1,003,839
                                                                                                   -------------------
                                                                                                           14,483,617
                                                                                                   -------------------
Publishing - Periodicals (0.06%)
Reader's Digest Association Inc/The                            25,500                                         351,390
                                                                                                   -------------------

Racetracks (2.63%)
Penn National Gaming Inc (a)                                  396,800                                      16,157,696
                                                                                                   -------------------

Real Estate Magagement & Services (0.73%)
Jones Lang LaSalle Inc                                         53,200                                       4,509,232
                                                                                                   -------------------

Real Estate Operator & Developer (0.01%)
Consolidated-Tomoka Land Co                                     1,400                                          85,652
                                                                                                   -------------------

REITS - Diversified (0.66%)
Vornado Realty Trust                                           42,300                                       4,045,572
                                                                                                   -------------------

REITS - Hotels (0.30%)
Host Hotels & Resorts Inc                                      88,600                                       1,862,372
                                                                                                   -------------------

Remediation Services (0.19%)
Clean Harbors Inc (a)                                          40,600                                       1,168,468
                                                                                                   -------------------

Research & Development (1.44%)
Pharmaceutical Product Development Inc                        245,900                                       8,820,433
                                                                                                   -------------------

Respiratory Products (0.41%)
Resmed Inc (a)                                                 58,700                                       2,532,905
                                                                                                   -------------------

Retail - Apparel & Shoe (2.43%)
Men's Wearhouse Inc                                            51,100                                       1,810,984
Nordstrom Inc                                                 245,900                                       9,425,347
Urban Outfitters Inc (a)                                      158,800                                       3,684,160
                                                                                                   -------------------
                                                                                                           14,920,491
                                                                                                   -------------------
Retail - Bedding (0.55%)
Bed Bath & Beyond Inc (a)                                      87,400                                       3,351,790
                                                                                                   -------------------

Retail - Discount (0.40%)
BJ's Wholesale Club Inc (a)                                    60,200                                       1,843,324
TJX Cos Inc                                                    24,400                                         588,772
                                                                                                   -------------------
                                                                                                            2,432,096
                                                                                                   -------------------
Retail - Major Department Store (1.57%)
JC Penney Co Inc                                              147,200                                       9,635,712
                                                                                                   -------------------

Retail - Regional Department Store (0.24%)
Federated Department Stores Inc                                18,700                                       1,455,795
                                                                                                   -------------------

Schools (0.16%)
Career Education Corp (a)                                      27,500                                       1,013,925
                                                                                                   -------------------

Semiconductor Component - Integrated Circuits (0.59%)
Emulex Corp (a)                                                25,900                                         470,085
Marvell Technology Group Ltd (a)                               54,800                                       3,128,532
                                                                                                   -------------------
                                                                                                            3,598,617
                                                                                                   -------------------
Semiconductor Equipment (0.40%)
Lam Research Corp (a)                                          49,939                                       2,441,018
                                                                                                   -------------------

Steel - Producers (1.26%)
Carpenter Technology Corp                                      11,700                                       1,391,715
Nucor Corp                                                     58,500                                       6,365,970
                                                                                                   -------------------
                                                                                                            7,757,685
                                                                                                   -------------------
Therapeutics (3.31%)
Gilead Sciences Inc (a)                                       214,400                                      12,328,000
United Therapeutics Corp (a)                                  134,900                                       8,033,295
                                                                                                   -------------------
                                                                                                           20,361,295
                                                                                                   -------------------

Transport - Rail (0.59%)
Norfolk Southern Corp                                          67,700                                       3,655,800
                                                                                                   -------------------

Transport - Services (0.16%)
CH Robinson Worldwide Inc                                      22,400                                         993,440
                                                                                                   -------------------

Wireless Equipment (0.34%)
American Tower Corp (a)                                        60,720                                       2,072,981
                                                                                                   -------------------
TOTAL COMMON STOCKS                                                                             $         607,104,820
                                                                                                   -------------------
                                                           Principal
                                                             Amount                                      Value
                                                           ----------- --------------------------- -------------------
MONEY MARKET FUNDS (15.28%)
BNY Institutional Cash Reserve Fund (b)                    93,897,000                                      93,897,000
                                                                                                   -------------------
TOTAL MONEY MARKET FUNDS                                                                        $          93,897,000
                                                                                                   -------------------
Total Investments                                                                               $         701,001,820
Liabilities in Excess of Other Assets, Net - (14.07)%                                                    (86,485,266)
                                                                                                   -------------------
TOTAL NET ASSETS - 100.00%                                                                      $         614,516,554
                                                                                                   ===================
                                                                                                   -------------------

                                                                                                   ===================

(a)  Non-Income Producing Security
(b)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 90,845,301
Unrealized Depreciation                               (14,757,476)
                                                -------------------
Net Unrealized Appreciation (Depreciation)              76,087,825
Cost for federal income tax purposes                   624,913,995


Portfolio Summary (unaudited)
----------------------------------------------- -------------------
Sector                                                     Percent
----------------------------------------------- -------------------
Financial                                                   25.99%
Consumer, Cyclical                                          22.42%
Technology                                                  22.41%
Consumer, Non-cyclical                                      17.30%
Energy                                                      10.21%
Industrial                                                  10.20%
Communications                                               2.51%
Basic Materials                                              2.06%
Utilities                                                    0.66%
Diversified                                                  0.31%
Liabilities in Excess of Other Assets, Net               (-14.07%)
                                                -------------------
TOTAL NET ASSETS                                           100.00%
                                                ===================


Schedule of Investments
April 30, 2006 (unaudited)
Partners MidCap Value Fund
                                                            Shares
                                                             Held                                       Value
                                                           ---------- --------------------------- -------------------
COMMON STOCKS (98.87%)
Appliances (1.96%)
Whirlpool Corp (a)                                           147,200                           $          13,211,200
                                                                                                  -------------------

Auto/Truck Parts & Equipment - Original (1.69%)
Johnson Controls Inc (a)                                     140,000                                      11,417,000
                                                                                                  -------------------

Beverages - Wine & Spirits (1.48%)
Constellation Brands Inc (a)(b)                              404,100                                       9,981,270
                                                                                                  -------------------

Building - Heavy Construction (1.46%)
Chicago Bridge & Iron Co NV (a)                              409,500                                       9,815,715
                                                                                                  -------------------

Building - Residential & Commercial (10.08%)
Beazer Homes USA Inc (a)                                     102,300                                       5,895,549
Centex Corp (a)                                              191,900                                      10,669,640
Hovnanian Enterprises Inc (a)(b)                             265,400                                      10,554,958
KB Home                                                      169,500                                      10,436,115
Lennar Corp                                                  189,800                                      10,425,714
NVR Inc (a)(b)                                                12,600                                       9,513,000
Pulte Homes Inc                                              280,000                                      10,458,000
                                                                                                  -------------------
                                                                                                          67,952,976
                                                                                                  -------------------
Coal (3.74%)
Arch Coal Inc (a)                                            111,200                                      10,562,888
Foundation Coal Holdings Inc (a)                             124,600                                       6,317,220
Peabody Energy Corp                                          130,400                                       8,327,344
                                                                                                  -------------------
                                                                                                          25,207,452
                                                                                                  -------------------
Computers - Peripheral Equipment (1.75%)
Lexmark International Inc (a)(b)                             242,400                                      11,804,880
                                                                                                  -------------------

Consumer Products - Miscellaneous (0.95%)
Jarden Corp (a)(b)                                           189,100                                       6,429,400
                                                                                                  -------------------

Diversified Manufacturing Operations (4.10%)
Eaton Corp                                                   185,900                                      14,249,235
Ingersoll-Rand Co Ltd                                        306,100                                      13,391,875
                                                                                                  -------------------
                                                                                                          27,641,110
                                                                                                  -------------------
Electric - Integrated (5.92%)
DPL Inc                                                      473,100                                      12,854,127
Edison International                                         306,800                                      12,397,788
TXU Corp                                                     295,100                                      14,645,813
                                                                                                  -------------------
                                                                                                          39,897,728
                                                                                                  -------------------
Electronic Components - Semiconductors (0.94%)
International Rectifier Corp (a)(b)                          139,700                                       6,314,440
                                                                                                  -------------------

Finance - Investment Banker & Broker (1.84%)
Bear Stearns Cos Inc/The                                      87,300                                      12,441,123
                                                                                                  -------------------

Finance - Mortgage Loan/Banker (2.25%)
IndyMac Bancorp Inc                                          314,600                                      15,201,472
                                                                                                  -------------------


Financial Guarantee Insurance (3.15%)
AMBAC Financial Group Inc                                    119,000                                       9,800,840
PMI Group Inc/The                                            247,400                                      11,417,510
                                                                                                  -------------------
                                                                                                          21,218,350
                                                                                                  -------------------
Independent Power Producer (3.50%)
Mirant Corp (a)(b)                                           487,100                                      11,963,176
NRG Energy Inc (a)(b)                                        244,400                                      11,630,996
                                                                                                  -------------------
                                                                                                          23,594,172
                                                                                                  -------------------
Internet Security (1.07%)
Check Point Software Technologies (a)(b)                     372,300                                       7,204,005
                                                                                                  -------------------

Machinery - Construction & Mining (3.03%)
Joy Global Inc (a)                                            80,050                                       5,258,485
Terex Corp (b)                                               175,400                                      15,180,870
                                                                                                  -------------------
                                                                                                          20,439,355
                                                                                                  -------------------
Machinery - General Industry (0.90%)
Manitowoc Co Inc/The                                         123,000                                       6,099,570
                                                                                                  -------------------

Medical - Drugs (1.19%)
Shire PLC ADR (a)                                            169,600                                       8,032,256
                                                                                                  -------------------

Medical - HMO (2.44%)
Aetna Inc                                                    207,100                                       7,973,350
Coventry Health Care Inc (b)                                 171,300                                       8,508,471
                                                                                                  -------------------
                                                                                                          16,481,821
                                                                                                  -------------------
Medical - Hospitals (2.76%)
LifePoint Hospitals Inc (b)                                  307,700                                       9,754,090
Triad Hospitals Inc (b)                                      214,700                                       8,845,640
                                                                                                  -------------------
                                                                                                          18,599,730
                                                                                                  -------------------
Metal - Copper (1.09%)
Phelps Dodge Corp                                             85,100                                       7,334,769
                                                                                                  -------------------

Metal Processors & Fabrication (1.78%)
Timken Co                                                    343,000                                      11,970,700
                                                                                                  -------------------

Motorcycle/Motor Scooter (1.26%)
Harley-Davidson Inc (a)                                      167,100                                       8,495,364
                                                                                                  -------------------

Oil - US Royalty Trusts (0.04%)
Hugoton Royalty Trust                                          8,937                                         247,115
                                                                                                  -------------------

Oil Company - Exploration & Production (8.53%)
Canadian Natural Resources Ltd                               165,900                                       9,987,180
Denbury Resources Inc (b)                                    209,700                                       6,836,220
Kerr-McGee Corp                                               88,800                                       8,867,568
Quicksilver Resources Inc (a)(b)                             170,900                                       7,082,096
Southwestern Energy Co (a)(b)                                135,600                                       4,884,312
Talisman Energy Inc                                          239,600                                      13,532,608
XTO Energy Inc                                               149,954                                       6,350,552
                                                                                                  -------------------
                                                                                                          57,540,536
                                                                                                  -------------------
Oil Refining & Marketing (1.94%)
Sunoco Inc                                                   161,100                                      13,055,544
                                                                                                  -------------------

Pharmacy Services (1.03%)
Omnicare Inc (a)                                             121,900                                       6,912,949
                                                                                                  -------------------

Pipelines (3.96%)
National Fuel Gas Co                                         420,400                                      13,978,300
Williams Cos Inc (a)                                         581,100                                      12,743,523
                                                                                                  -------------------
                                                                                                          26,721,823
                                                                                                  -------------------
Reinsurance (2.02%)
Endurance Specialty Holdings Ltd (a)                         440,100                                      13,625,496
                                                                                                  -------------------

REITS - Diversified (3.78%)
Colonial Properties Trust (a)                                257,600                                      12,684,224
iStar Financial Inc                                          335,200                                      12,824,752
                                                                                                  -------------------
                                                                                                          25,508,976
                                                                                                  -------------------
REITS - Office Property (1.90%)
Trizec Properties Inc (a)                                    513,300                                      12,842,766
                                                                                                  -------------------

REITS - Shopping Centers (1.95%)
Developers Diversified Realty Corp (a)                       246,600                                      13,119,120
                                                                                                  -------------------

REITS - Warehouse & Industrial (0.29%)
First Industrial Realty Trust Inc (a)                         50,300                                       1,973,772
                                                                                                  -------------------

Rental - Auto & Equipment (0.47%)
United Rentals Inc (b)                                        88,700                                       3,163,929
                                                                                                  -------------------

Retail - Apparel & Shoe (3.18%)
Foot Locker Inc                                              394,000                                       9,132,920
HOT Topic Inc (a)(b)                                         247,800                                       3,674,874
Ross Stores Inc                                              280,900                                       8,606,776
                                                                                                  -------------------
                                                                                                          21,414,570
                                                                                                  -------------------
Retail - Auto Parts (0.91%)
Advance Auto Parts Inc                                       152,650                                       6,139,583
                                                                                                  -------------------

Retail - Discount (1.18%)
TJX Cos Inc                                                  328,400                                       7,924,292
                                                                                                  -------------------

Savings & Loans - Thrifts (0.93%)
Hudson City Bancorp Inc                                      469,300                                       6,293,313
                                                                                                  -------------------

Schools (0.82%)
Career Education Corp (a)(b)                                 149,500                                       5,512,065
                                                                                                  -------------------

Telecommunication Equipment (1.98%)
Arris Group Inc (a)(b)                                       938,200                                      11,117,670
Avaya Inc (b)                                                185,400                                       2,224,800
                                                                                                  -------------------
                                                                                                          13,342,470
                                                                                                  -------------------
Transport - Marine (2.15%)
Frontline Ltd (a)                                            165,600                                       5,325,696
Ship Finance International Ltd (a)                           490,080                                       8,346,062
Teekay Shipping Corp                                          21,300                                         819,411
                                                                                                  -------------------
                                                                                                          14,491,169
                                                                                                  -------------------
Vitamins & Nutrition Products (1.48%)
NBTY Inc (a)(b)                                              440,600                                       9,979,590
                                                                                                  -------------------
TOTAL COMMON STOCKS                                                                            $         666,594,936
                                                                                                  -------------------

                                                          Principal
                                                            Amount                                      Value
                                                           ---------- --------------------------- -------------------
MONEY MARKET FUNDS (25.22%)
BNY Institutional Cash Reserve Fund (c)                   170,072,000                                    170,072,000
                                                                                                  -------------------
TOTAL MONEY MARKET FUNDS                                                                       $         170,072,000
                                                                                                  -------------------
Total Investments                                                                              $         836,666,936
Liabilities in Excess of Other Assets, Net - (24.09)%                                                  (162,425,333)
                                                                                                  -------------------
TOTAL NET ASSETS - 100.00%                                                                     $         674,241,603
                                                                                                  ===================
                                                                                                  -------------------

                                                                                                  ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                            $          84,421,572
Unrealized Depreciation                                     (23,711,735)
                                                      -------------------
Net Unrealized Appreciation (Depreciation)                    60,709,837
Cost for federal income tax purposes                         775,957,099


Portfolio Summary (unaudited)
----------------------------------------------------- -------------------
Sector                                                           Percent
----------------------------------------------------- -------------------
Financial                                                         43.35%
Consumer, Cyclical                                                20.25%
Energy                                                            18.21%
Industrial                                                        13.41%
Consumer, Non-cyclical                                            12.62%
Utilities                                                          9.42%
Communications                                                     3.05%
Technology                                                         2.69%
Basic Materials                                                    1.09%
Liabilities in Excess of Other Assets, Net                     (-24.09%)
                                                      -------------------
TOTAL NET ASSETS                                                 100.00%
                                                      ===================


Schedule of Investments
April 30, 2006 (unaudited)
Partners MidCap Value Fund I
                                                        Shares
                                                         Held                                       Value
                                                      ----------- --------------------------- -------------------
COMMON STOCKS (98.29%)
Advertising Agencies (0.01%)
Omnicom Group Inc                                          1,000                           $              90,010
                                                                                              -------------------

Advertising Sales (0.78%)
Lamar Advertising Co (a)(b)                               93,496                                       5,141,345
                                                                                              -------------------

Advertising Services (0.04%)
Getty Images Inc (b)                                       3,890                                         248,999
                                                                                              -------------------

Aerospace & Defense (0.85%)
Lockheed Martin Corp                                         900                                          68,310
Northrop Grumman Corp                                        300                                          20,070
Rockwell Collins Inc                                      96,970                                       5,546,684
                                                                                              -------------------
                                                                                                       5,635,064
                                                                                              -------------------
Aerospace & Defense Equipment (0.80%)
Alliant Techsystems Inc (b)                               65,415                                       5,232,546
Goodrich Corp                                              1,200                                          53,400
                                                                                              -------------------
                                                                                                       5,285,946
                                                                                              -------------------
Agricultural Operations (1.09%)
Archer-Daniels-Midland Co                                198,143                                       7,200,517
                                                                                              -------------------

Airlines (0.11%)
AMR Corp (b)                                               2,600                                          64,064
Southwest Airlines Co                                     40,700                                         660,154
                                                                                              -------------------
                                                                                                         724,218
                                                                                              -------------------
Apparel Manufacturers (0.19%)
Columbia Sportswear Co (b)                                 3,488                                         177,504
Jones Apparel Group Inc                                    2,900                                          99,615
Liz Claiborne Inc                                         25,322                                         988,824
                                                                                              -------------------
                                                                                                       1,265,943
                                                                                              -------------------
Appliances (0.09%)
Whirlpool Corp                                             6,900                                         619,275
                                                                                              -------------------

Applications Software (0.06%)
Citrix Systems Inc (b)                                     3,327                                         132,814
Compuware Corp (b)                                        28,425                                         218,304
Intuit Inc (b)                                               911                                          49,349
                                                                                              -------------------
                                                                                                         400,467
                                                                                              -------------------
Audio & Video Products (0.02%)
Harman International Industries Inc                        1,400                                         123,186
                                                                                              -------------------

Auto - Medium & Heavy Duty Trucks (0.04%)
Navistar International Corp (b)                           11,259                                         297,012
                                                                                              -------------------

Auto/Truck Parts & Equipment - Original (0.74%)
Autoliv Inc                                               69,156                                       3,824,327
BorgWarner Inc                                               600                                          36,438
Dana Corp                                                 11,100                                          21,645
Johnson Controls Inc                                      11,487                                         936,765
Lear Corp                                                    492                                          11,601

TRW Automotive Holdings Corp (b)                           4,027                                          89,319
                                                                                              -------------------
                                                                                                       4,920,095
                                                                                              -------------------
Beverages - Non-alcoholic (0.42%)
Pepsi Bottling Group Inc                                  85,753                                       2,752,671
                                                                                              -------------------

Beverages - Wine & Spirits (0.11%)
Brown-Forman Corp                                          9,867                                         735,092
                                                                                              -------------------

Brewery (0.02%)
Molson Coors Brewing Co                                    1,472                                         108,722
                                                                                              -------------------

Building - Residential & Commercial (1.42%)
Beazer Homes USA Inc                                       8,700                                         501,381
Centex Corp                                                1,600                                          88,960
Lennar Corp                                              154,991                                       8,513,656
MDC Holdings Inc                                             162                                           9,360
Meritage Homes Corp (b)                                    1,760                                         115,421
Pulte Homes Inc                                              647                                          24,165
Standard-Pacific Corp                                      4,958                                         157,218
                                                                                              -------------------
                                                                                                       9,410,161
                                                                                              -------------------
Building Products - Air & Heating (1.31%)
American Standard Cos Inc                                198,999                                       8,662,426
                                                                                              -------------------

Building Products - Cement & Aggregate (0.01%)
Florida Rock Industries Inc                                  934                                          58,254
                                                                                              -------------------

Cable TV (0.06%)
EchoStar Communications Corp (b)                          12,600                                         389,340
                                                                                              -------------------

Casino Hotels (2.05%)
Harrah's Entertainment Inc                               165,559                                      13,516,237
                                                                                              -------------------

Cellular Telecommunications (0.15%)
Nextel Partners Inc (b)                                   34,500                                         977,730
                                                                                              -------------------

Chemicals - Diversified (0.89%)
Celanese Corp                                              3,500                                          76,825
FMC Corp                                                  18,717                                       1,189,652
Rohm & Haas Co                                            91,256                                       4,617,554
                                                                                              -------------------
                                                                                                       5,884,031
                                                                                              -------------------
Chemicals - Specialty (0.72%)
Albemarle Corp                                             3,800                                         181,716
Ashland Inc                                               46,220                                       3,042,200
Cabot Corp                                                12,300                                         442,800
Cytec Industries Inc                                       3,463                                         209,408
Engelhard Corp                                             4,000                                         153,640
International Flavors & Fragrances Inc                    14,000                                         494,620
Lubrizol Corp                                              5,162                                         225,115
Tronox Inc (b)                                               194                                           3,356
                                                                                              -------------------
                                                                                                       4,752,855
                                                                                              -------------------
Coal (0.01%)
Consol Energy Inc                                            828                                          70,512
Massey Energy Co                                             400                                          15,460
                                                                                              -------------------
                                                                                                          85,972
                                                                                              -------------------
Coatings & Paint (0.09%)
RPM International Inc                                     13,100                                         241,040

Valspar Corp                                              12,385                                         350,496
                                                                                              -------------------
                                                                                                         591,536
                                                                                              -------------------
Commercial Banks (4.96%)
BOK Financial Corp                                         2,364                                         115,080
City National Corp/Beverly Hills CA                        9,200                                         671,232
Colonial BancGroup Inc/The                                 4,273                                         110,799
Commerce Bancorp Inc/NJ                                   23,448                                         945,892
Commerce Bancshares Inc/Kansas City MO                    48,502                                       2,534,229
Compass Bancshares Inc                                     4,026                                         221,269
First Horizon National Corp                                2,929                                         124,248
FirstMerit Corp                                          151,133                                       3,716,360
M&T Bank Corp                                             75,454                                       9,009,208
Mercantile Bankshares Corp                                11,650                                         437,807
North Fork Bancorporation Inc                             25,600                                         771,328
Regions Financial Corp                                     7,454                                         272,146
Synovus Financial Corp                                     5,200                                         145,600
TD Banknorth Inc                                          58,000                                       1,722,020
UnionBanCal Corp                                          32,199                                       2,256,828
Zions Bancorporation                                     117,273                                       9,737,177
                                                                                              -------------------
                                                                                                      32,791,223
                                                                                              -------------------
Commercial Services (0.01%)
Convergys Corp (b)                                         3,484                                          67,833
                                                                                              -------------------

Commercial Services - Finance (0.13%)
Moody's Corp                                              14,000                                         868,140
                                                                                              -------------------

Computer Services (0.52%)
Ceridian Corp (b)                                            901                                          21,831
Computer Sciences Corp (b)                                 3,861                                         226,061
Electronic Data Systems Corp                              35,300                                         955,924
Unisys Corp (b)                                          357,544                                       2,231,075
                                                                                              -------------------
                                                                                                       3,434,891
                                                                                              -------------------
Computers (0.02%)
Sun Microsystems Inc (b)                                  19,819                                          99,095
                                                                                              -------------------

Computers - Integrated Systems (0.01%)
Diebold Inc                                                1,154                                          49,103
NCR Corp (b)                                               1,000                                          39,400
                                                                                              -------------------
                                                                                                          88,503
                                                                                              -------------------
Computers  -Memory Devices (0.85%)
SanDisk Corp (b)                                           3,665                                         233,937
Seagate Technology                                       202,080                                       5,367,245
Western Digital Corp (b)                                   1,478                                          31,097
                                                                                              -------------------
                                                                                                       5,632,279
                                                                                              -------------------
Consulting Services (1.02%)
BearingPoint Inc (a)(b)                                  726,765                                       6,744,379
                                                                                              -------------------

Consumer Products - Miscellaneous (1.14%)
American Greetings Corp                                    5,700                                         128,364
Clorox Co                                                111,421                                       7,151,000
Spectrum Brands Inc (b)                                   14,929                                         247,075
                                                                                              -------------------
                                                                                                       7,526,439
                                                                                              -------------------
Containers - Metal & Glass (0.13%)
Ball Corp                                                    200                                           7,996
Crown Holdings Inc (b)                                    11,598                                         185,916

Owens-Illinois Inc (b)                                    36,574                                         668,573
                                                                                              -------------------
                                                                                                         862,485
                                                                                              -------------------
Containers - Paper & Plastic (1.09%)
Bemis Co                                                  19,900                                         626,054
Packaging Corp of America (a)                            240,150                                       5,398,572
Pactiv Corp (b)                                           27,200                                         662,048
Sealed Air Corp                                              500                                          26,925
Sonoco Products Co                                        15,600                                         488,592
                                                                                              -------------------
                                                                                                       7,202,191
                                                                                              -------------------
Cosmetics & Toiletries (0.03%)
Estee Lauder Cos Inc/The                                   5,700                                         211,584
                                                                                              -------------------

Data Processing & Management (0.12%)
Dun & Bradstreet Corp (b)                                  5,700                                         439,014
Fair Isaac Corp                                              720                                          26,719
SEI Investments Co                                         8,300                                         356,402
                                                                                              -------------------
                                                                                                         822,135
                                                                                              -------------------
Decision Support Software (0.19%)
Wind River Systems Inc (b)                               108,850                                       1,241,979
                                                                                              -------------------

Diagnostic Kits (0.01%)
Dade Behring Holdings Inc                                  1,084                                          42,276
                                                                                              -------------------

Distribution & Wholesale (0.68%)
Ingram Micro Inc (b)                                     200,257                                       3,682,726
Tech Data Corp (b)                                        16,500                                         605,880
WW Grainger Inc                                            2,700                                         207,684
                                                                                              -------------------
                                                                                                       4,496,290
                                                                                              -------------------
Diversified Manufacturing Operations (1.82%)
Brink's Co/The                                             1,800                                          91,440
Carlisle Cos Inc (a)                                      53,539                                       4,524,045
Cooper Industries Ltd                                     62,328                                       5,699,896
Danaher Corp                                                 116                                           7,437
Harsco Corp                                                3,463                                         288,641
Leggett & Platt Inc                                        3,900                                         103,467
Roper Industries Inc                                       1,100                                          52,206
Teleflex Inc                                               6,000                                         391,440
Textron Inc                                                9,300                                         836,535
                                                                                              -------------------
                                                                                                      11,995,107
                                                                                              -------------------
Diversified Operations & Commercial Services (0.03%)
Cendant Corp                                               9,549                                         166,439
                                                                                              -------------------

E-Commerce - Services (0.01%)
eBay Inc (b)                                                 800                                          27,528
IAC/InterActiveCorp (b)                                    1,200                                          34,644
                                                                                              -------------------
                                                                                                          62,172
                                                                                              -------------------
Electric - Generation (0.02%)
AES Corp/The (b)                                           6,000                                         101,820
                                                                                              -------------------

Electric - Integrated (9.97%)
Allegheny Energy Inc (b)                                  17,473                                         622,563
Alliant Energy Corp                                       11,100                                         354,756
Ameren Corp                                                2,278                                         114,743
American Electric Power Co Inc                             3,809                                         127,449
Centerpoint Energy Inc                                    56,900                                         683,938
CMS Energy Corp (a)(b)                                   131,401                                       1,750,261
Constellation Energy Group Inc                             7,900                                         433,868
DPL Inc                                                  178,500                                       4,849,845
Edison International                                     234,718                                       9,484,954
Energy East Corp                                             700                                          16,912
Entergy Corp                                             191,333                                      13,381,830
FirstEnergy Corp                                          66,297                                       3,361,921
FPL Group Inc                                              5,766                                         228,334
Great Plains Energy Inc                                      600                                          16,950
Northeast Utilities (a)                                  106,930                                       2,154,639
NSTAR                                                      1,498                                          41,420
PG&E Corp                                                232,634                                       9,268,139
Pinnacle West Capital Corp                                12,915                                         517,891
PPL Corp                                                 378,295                                      10,985,687
Public Service Enterprise Group Inc                       27,227                                       1,707,133
TXU Corp                                                  17,898                                         888,278
Wisconsin Energy Corp                                    101,041                                       3,945,651
WPS Resources Corp                                        13,000                                         649,870
Xcel Energy Inc                                           16,900                                         318,396
                                                                                              -------------------
                                                                                                      65,905,428
                                                                                              -------------------
Electric Products - Miscellaneous (0.04%)
Ametek Inc                                                 4,159                                         204,914
Molex Inc                                                  1,700                                          63,104
                                                                                              -------------------
                                                                                                         268,018
                                                                                              -------------------
Electronic Components - Miscellaneous (0.11%)
AVX Corp.                                                  4,300                                          76,540
Sanmina-SCI Corp (b)                                      17,756                                          92,154
Solectron Corp (b)                                        12,600                                          50,400
Vishay Intertechnology Inc (b)                            31,916                                         496,932
                                                                                              -------------------
                                                                                                         716,026
                                                                                              -------------------
Electronic Components - Semiconductors (0.73%)
Advanced Micro Devices Inc (b)                               932                                          30,150
Cree Inc (b)                                               6,600                                         196,812
Freescale Semiconductor Inc - A Shares (a)(b)             77,766                                       2,458,961
Freescale Semiconductor Inc - B Shares (b)                 6,900                                         218,523
International Rectifier Corp (b)                           5,100                                         230,520
Intersil Corp                                              2,100                                          62,181
LSI Logic Corp (b)                                       145,390                                       1,548,404
MEMC Electronic Materials Inc (b)                            100                                           4,060
Micron Technology Inc (b)                                  5,184                                          87,972
                                                                                              -------------------
                                                                                                       4,837,583
                                                                                              -------------------
Electronic Connectors (0.53%)
Amphenol Corp                                             56,196                                       3,248,129
Thomas & Betts Corp (b)                                    4,700                                         267,665
                                                                                              -------------------
                                                                                                       3,515,794
                                                                                              -------------------
Electronic Measurement Instruments (0.08%)
Tektronix Inc                                              7,937                                         280,335
Trimble Navigation Ltd (b)                                 4,800                                         227,424
                                                                                              -------------------
                                                                                                         507,759
                                                                                              -------------------
Electronic Parts Distribution (0.04%)
Arrow Electronics Inc (b)                                  3,378                                         122,284
Avnet Inc (b)                                              6,054                                         158,312
                                                                                              -------------------
                                                                                                         280,596

                                                                                              -------------------
Engineering - Research & Development Services (0.08%)
Fluor Corp                                                 5,629                                         522,990
                                                                                              -------------------

Engines - Internal Combustion (0.04%)
Briggs & Stratton Corp                                     1,626                                          54,861

Cummins Inc                                                1,983                                         207,224
                                                                                              -------------------
                                                                                                         262,085
                                                                                              -------------------
Enterprise Software & Services (0.03%)
Hyperion Solutions Corp (b)                                4,900                                         150,038
Novell Inc (b)                                             4,300                                          35,346
Sybase Inc (b)                                             2,037                                          44,345
                                                                                              -------------------
                                                                                                         229,729
                                                                                              -------------------
Entertainment Software (1.10%)
Activision Inc (a)(b)                                    506,812                                       7,191,662
Take-Two Interactive Software Inc (b)                      5,100                                          86,955
                                                                                              -------------------
                                                                                                       7,278,617
                                                                                              -------------------
Fiduciary Banks (1.26%)
Mellon Financial Corp                                     38,400                                       1,444,992
Northern Trust Corp                                      111,832                                       6,585,787
State Street Corp                                          4,600                                         300,472
Wilmington Trust Corp                                        268                                          11,872
                                                                                              -------------------
                                                                                                       8,343,123
                                                                                              -------------------
Filtration & Separation Products (0.00%)
Donaldson Co Inc                                             400                                          13,296
                                                                                              -------------------

Finance - Commercial (0.88%)
CIT Group Inc                                            107,596                                       5,811,260
                                                                                              -------------------

Finance - Investment Banker & Broker (2.43%)
AG Edwards Inc                                            10,700                                         565,388
Bear Stearns Cos Inc/The                                  84,597                                      12,055,918
Charles Schwab Corp/The                                   16,900                                         302,510
E*Trade Financial Corp (b)                                23,696                                         589,556
Goldman Sachs Group Inc                                    2,603                                         417,235
Jefferies Group Inc                                        6,000                                         398,700
Lehman Brothers Holdings Inc                               9,250                                       1,398,138
TD Ameritrade Holding Corp                                16,883                                         313,349
                                                                                              -------------------
                                                                                                      16,040,794
                                                                                              -------------------
Finance - Mortgage Loan/Banker (0.04%)
Countrywide Financial Corp                                 6,060                                         246,400
Freddie Mac                                                  700                                          42,742
                                                                                              -------------------
                                                                                                         289,142
                                                                                              -------------------
Finance - Other Services (0.09%)
Chicago Mercantile Exchange Holdings Inc                   1,234                                         565,172
                                                                                              -------------------

Financial Guarantee Insurance (3.28%)
AMBAC Financial Group Inc                                158,410                                      13,046,648
MBIA Inc                                                   9,712                                         579,127
MGIC Investment Corp                                       6,053                                         427,947
PMI Group Inc/The                                        143,889                                       6,640,477
Radian Group Inc                                          15,738                                         987,087
                                                                                              -------------------
                                                                                                      21,681,286
                                                                                              -------------------
Food - Canned (0.00%)
TreeHouse Foods Inc (b)                                      300                                           7,860
                                                                                              -------------------

Food - Dairy Products (0.00%)
Dean Foods Co (b)                                            357                                          14,141
                                                                                              -------------------

Food - Meat Products (0.83%)
Smithfield Foods Inc (b)                                 192,852                                       5,187,719

Tyson Foods Inc                                           20,388                                         297,665
                                                                                              -------------------
                                                                                                       5,485,384
                                                                                              -------------------
Food - Miscellaneous/Diversified (0.08%)
ConAgra Foods Inc                                         24,700                                         560,196
                                                                                              -------------------

Food - Retail (0.00%)
Safeway Inc                                                  197                                           4,951
                                                                                              -------------------

Food - Wholesale & Distribution (0.13%)
Supervalu Inc                                             14,495                                         420,500
Sysco Corp                                                15,224                                         455,045
                                                                                              -------------------
                                                                                                         875,545
                                                                                              -------------------
Forestry (1.16%)
Plum Creek Timber Co Inc                                 208,328                                       7,562,306
Weyerhaeuser Co                                            1,701                                         119,870
                                                                                              -------------------
                                                                                                       7,682,176
                                                                                              -------------------
Funeral Services & Related Items (0.03%)
Service Corp International/US                             21,130                                         170,097
                                                                                              -------------------

Gas - Distribution (1.20%)
AGL Resources Inc                                        197,796                                       6,998,023
Energen Corp                                              19,900                                         701,873
Oneok Inc                                                  2,910                                          96,059
Sempra Energy                                              2,200                                         101,244
Southern Union Co                                          1,600                                          41,472
                                                                                              -------------------
                                                                                                       7,938,671
                                                                                              -------------------
Health Care Cost Containment (0.02%)
McKesson Corp                                              2,800                                         136,052
                                                                                              -------------------

Home Decoration Products (1.15%)
Newell Rubbermaid Inc                                    276,650                                       7,585,743
                                                                                              -------------------

Hospital Beds & Equipment (0.01%)
Hillenbrand Industries Inc                                 1,335                                          68,566
                                                                                              -------------------

Hotels & Motels (0.00%)
Starwood Hotels & Resorts Worldwide Inc                      548                                          31,444
                                                                                              -------------------

Human Resources (0.11%)
Manpower Inc                                              10,740                                         699,711
Robert Half International Inc                                400                                          16,908
                                                                                              -------------------
                                                                                                         716,619
                                                                                              -------------------
Independent Power Producer (0.04%)
NRG Energy Inc (b)                                         5,000                                         237,950
                                                                                              -------------------

Industrial Gases (0.12%)
Airgas Inc                                                20,000                                         809,000
                                                                                              -------------------

Instruments - Controls (0.11%)
Mettler Toledo International Inc (b)                       1,900                                         123,120
Thermo Electron Corp (b)                                  15,980                                         615,869
                                                                                              -------------------
                                                                                                         738,989
                                                                                              -------------------
Instruments - Scientific (0.15%)
Applera Corp - Applied Biosystems Group                      800                                          23,072

PerkinElmer Inc                                           45,904                                         984,182
                                                                                              -------------------
                                                                                                       1,007,254
                                                                                              -------------------
Insurance Brokers (0.15%)
AON Corp                                                   9,700                                         406,527
Brown & Brown Inc                                         15,700                                         490,311
Marsh & McLennan Cos Inc                                   2,500                                          76,675
                                                                                              -------------------
                                                                                                         973,513
                                                                                              -------------------
Internet Infrastructure Equipment (0.18%)
Avocent Corp (a)(b)                                       44,717                                       1,204,676
                                                                                              -------------------

Internet Infrastructure Software (0.00%)
Akamai Technologies Inc (b)                                  500                                          16,845
                                                                                              -------------------

Internet Security (0.09%)
Checkfree Corp (b)                                         3,759                                         202,497
McAfee Inc (b)                                            11,758                                         306,766
VeriSign Inc (b)                                           3,767                                          88,600
                                                                                              -------------------
                                                                                                         597,863
                                                                                              -------------------
Investment Companies (0.34%)
American Capital Strategies Ltd (a)                       63,620                                       2,215,248
                                                                                              -------------------

Investment Management & Advisory Services (0.72%)
Affiliated Managers Group (b)                              1,040                                         105,352
Blackrock, Inc.                                            1,595                                         241,706
Eaton Vance Corp                                         103,360                                       2,942,659
Federated Investors Inc                                   11,400                                         400,140
Franklin Resources Inc                                       900                                          83,808
Janus Capital Group Inc                                   13,600                                         264,656
Legg Mason Inc                                             3,700                                         438,376
Nuveen Investments Inc                                     1,200                                          57,744
T Rowe Price Group Inc                                     2,700                                         227,313
                                                                                              -------------------
                                                                                                       4,761,754
                                                                                              -------------------
Life & Health Insurance (1.75%)
AmerUs Group Co                                              100                                           5,865
Cigna Corp                                                 3,258                                         348,606
Conseco, Inc. (b)                                         16,100                                         406,525
Lincoln National Corp                                     97,092                                       5,639,103
Nationwide Financial Services                             14,716                                         645,738
Protective Life Corp                                       1,864                                          93,946
Reinsurance Group of America Inc                           3,135                                         150,794
Torchmark Corp                                            53,047                                       3,188,655
UnumProvident Corp                                        52,400                                       1,064,244
                                                                                              -------------------
                                                                                                      11,543,476
                                                                                              -------------------
Machinery - Construction & Mining (0.05%)
Terex Corp (b)                                             3,864                                         334,429
                                                                                              -------------------

Machinery - General Industry (0.01%)
IDEX Corp                                                  1,400                                          71,120
                                                                                              -------------------

Machinery - Print Trade (1.03%)
Zebra Technologies Corp (a)(b)                           171,050                                       6,788,975
                                                                                              -------------------

Machinery - Pumps (0.00%)
Graco Inc                                                    234                                          10,939
                                                                                              -------------------


Medical  - Outpatient & Home Medical Care (0.53%)
Apria Healthcare Group Inc (a)(b)                        159,867                                       3,501,087
                                                                                              -------------------

Medical - Biomedical/Gene (2.17%)
Biogen Idec Inc (b)                                       15,164                                         680,105
Charles River Laboratories International (b)             157,366                                       7,435,543
Genzyme Corp (b)                                           3,750                                         229,350
Invitrogen Corp (b)                                        1,694                                         111,821
Medimmune Inc (b)                                        179,182                                       5,638,858
Millipore Corp (b)                                         2,900                                         213,962
                                                                                              -------------------
                                                                                                      14,309,639
                                                                                              -------------------
Medical - Drugs (0.00%)
King Pharmaceuticals Inc (b)                                 708                                          12,312
                                                                                              -------------------

Medical - Generic Drugs (0.01%)
Mylan Laboratories Inc                                     2,300                                          50,232
Watson Pharmaceuticals Inc (b)                                11                                             313
                                                                                              -------------------
                                                                                                          50,545
                                                                                              -------------------
Medical - HMO (1.57%)
Coventry Health Care Inc (b)                              89,440                                       4,442,485
Health Net Inc (b)                                       146,077                                       5,945,334
                                                                                              -------------------
                                                                                                      10,387,819
                                                                                              -------------------
Medical - Wholesale Drug Distribution (0.05%)
AmerisourceBergen Corp                                     3,904                                         168,458
Cardinal Health Inc                                        2,426                                         163,391
                                                                                              -------------------
                                                                                                         331,849
                                                                                              -------------------
Medical Information Systems (0.88%)
IMS Health Inc                                           214,560                                       5,831,741
                                                                                              -------------------

Medical Instruments (0.03%)
Techne Corp (b)                                            3,495                                         198,027
                                                                                              -------------------

Metal - Copper (0.04%)
Phelps Dodge Corp                                          3,034                                         261,500
                                                                                              -------------------

Metal - Diversified (0.02%)
Freeport-McMoRan Copper & Gold Inc                         1,700                                         109,786
                                                                                              -------------------

Metal Processors & Fabrication (0.73%)
Commercial Metals Co (a)                                  78,490                                       4,269,856
Precision Castparts Corp                                   2,300                                         144,854
Timken Co                                                 12,102                                         422,360
                                                                                              -------------------
                                                                                                       4,837,070
                                                                                              -------------------
Miscellaneous Manufacturers (0.01%)
Aptargroup Inc                                               800                                          41,928
                                                                                              -------------------

Multi-line Insurance (0.77%)
American Financial Group Inc/OH                           10,800                                         478,224
Assurant Inc (a)                                          70,466                                       3,394,347
Genworth Financial Inc                                    13,700                                         454,840
Hanover Insurance Group Inc.                               3,610                                         190,969
Hartford Financial Services Group Inc                      1,300                                         119,509
Old Republic International Corp                           20,462                                         455,280
                                                                                              -------------------
                                                                                                       5,093,169
                                                                                              -------------------
Multimedia (0.05%)
Media General Inc                                          1,957                                          80,393

News Corp                                                  9,600                                         164,736
Viacom Inc (b)                                             2,326                                          92,645
                                                                                              -------------------
                                                                                                         337,774
                                                                                              -------------------
Networking Products (0.06%)
Juniper Networks Inc (b)                                  23,129                                         427,424
                                                                                              -------------------

Non-hazardous Waste Disposal (1.10%)
Allied Waste Industries Inc (a)(b)                       137,093                                       1,941,237
Republic Services Inc                                    120,771                                       5,315,132
                                                                                              -------------------
                                                                                                       7,256,369
                                                                                              -------------------
Office Automation & Equipment (0.05%)
Pitney Bowes Inc                                           4,300                                         179,955
Xerox Corp (b)                                             8,786                                         123,355
                                                                                              -------------------
                                                                                                         303,310
                                                                                              -------------------
Office Furnishings - Original (0.10%)
HNI Corp                                                   3,376                                         178,523
Steelcase Inc                                             24,360                                         456,019
                                                                                              -------------------
                                                                                                         634,542
                                                                                              -------------------
Office Supplies & Forms (0.00%)
ACCO Brands Corp (b)                                         900                                          19,332
                                                                                              -------------------

Oil - Field Services (1.18%)
BJ Services Co (a)                                       197,313                                       7,507,760
Tidewater Inc                                              4,780                                         278,387
                                                                                              -------------------
                                                                                                       7,786,147
                                                                                              -------------------
Oil - US Royalty Trusts (0.00%)
Hugoton Royalty Trust                                        250                                           6,905
                                                                                              -------------------

Oil & Gas Drilling (0.09%)
Diamond Offshore Drilling Inc                              1,331                                         120,815
ENSCO International Inc                                    1,600                                          85,584
Helmerich & Payne Inc                                      3,700                                         269,138
Patterson-UTI Energy Inc                                   1,260                                          40,774
Pride International Inc (b)                                  217                                           7,571
Rowan Cos Inc                                              1,700                                          75,361
                                                                                              -------------------
                                                                                                         599,243
                                                                                              -------------------
Oil Company - Exploration & Production (4.82%)
Anadarko Petroleum Corp                                    1,412                                         148,006
Apache Corp                                                  913                                          64,869
Chesapeake Energy Corp                                    21,221                                         672,281
Denbury Resources Inc (b)                                  5,183                                         168,966
Devon Energy Corp                                          2,324                                         139,696
EOG Resources Inc                                        176,628                                      12,404,584
Forest Oil Corp (b)                                        6,097                                         222,967
Kerr-McGee Corp                                            3,467                                         346,215
Newfield Exploration Co (b)                                3,891                                         173,539
Noble Energy Inc                                             200                                           8,996
Pioneer Natural Resources Co                               8,559                                         366,496
Range Resources Corp (a)                                 423,981                                      11,248,216
Southwestern Energy Co (b)                                   800                                          28,816
Ultra Petroleum Corp (a)(b)                               88,960                                       5,689,882
XTO Energy Inc                                             4,190                                         177,446
                                                                                              -------------------
                                                                                                      31,860,975
                                                                                              -------------------
Oil Company - Integrated (0.09%)
Amerada Hess Corp                                          4,015                                         575,229
                                                                                              -------------------


Oil Field Machinery & Equipment (0.82%)
Grant Prideco Inc (b)                                    103,930                                       5,321,216
National Oilwell Varco Inc (b)                             1,200                                          82,764
                                                                                              -------------------
                                                                                                       5,403,980
                                                                                              -------------------
Oil Refining & Marketing (0.01%)
Sunoco Inc                                                 1,200                                          97,248
                                                                                              -------------------

Paper & Related Products (0.59%)
Louisiana-Pacific Corp                                    34,667                                         956,116
MeadWestvaco Corp                                        102,729                                       2,928,804
Rayonier Inc                                                 410                                          16,875
                                                                                              -------------------
                                                                                                       3,901,795
                                                                                              -------------------
Pharmacy Services (0.02%)
Medco Health Solutions Inc (b)                             2,006                                         106,779
                                                                                              -------------------

Photo Equipment & Supplies (0.02%)
Eastman Kodak Co                                           3,894                                         104,982
                                                                                              -------------------

Pipelines (3.05%)
Equitable Resources Inc                                   44,111                                       1,566,381
National Fuel Gas Co                                       3,251                                         108,096
Questar Corp                                              10,680                                         854,934
Western Gas Resources Inc                                153,158                                       7,964,216
Williams Cos Inc                                         439,170                                       9,630,998
                                                                                              -------------------
                                                                                                      20,124,625
                                                                                              -------------------
Poultry (0.03%)
Pilgrim's Pride Corp                                       6,900                                         180,297
                                                                                              -------------------

Power Converter & Supply Equipment (0.03%)
American Power Conversion Corp                             5,400                                         120,096
Hubbell Inc                                                1,900                                          98,135
                                                                                              -------------------
                                                                                                         218,231
                                                                                              -------------------
Printing - Commercial (0.01%)
RR Donnelley & Sons Co                                     1,178                                          39,687
                                                                                              -------------------

Property & Casualty Insurance (0.15%)
Commerce Group Inc                                         1,872                                         108,595
Fidelity National Financial Inc                            7,744                                         325,093
Fidelity National Title Group Inc                          1,022                                          22,137
First American Corp                                        7,274                                         309,872
Philadelphia Consolidated Holding Co (b)                   7,372                                         244,234
                                                                                              -------------------
                                                                                                       1,009,931
                                                                                              -------------------
Publishing - Books (0.00%)
John Wiley & Sons Inc                                        417                                          15,279
                                                                                              -------------------

Publishing - Newspapers (0.66%)
Dow Jones & Co Inc                                       114,233                                       4,223,194
Knight Ridder Inc                                          2,000                                         124,000
                                                                                              -------------------
                                                                                                       4,347,194
                                                                                              -------------------
Real Estate Magagement & Services (0.43%)
CB Richard Ellis Group Inc (b)                            32,116                                       2,822,675
                                                                                              -------------------

Real Estate Operator & Developer (0.02%)
St Joe Co/The                                              2,700                                         151,632
                                                                                              -------------------


Regional Banks (1.21%)
Comerica Inc                                               1,900                                         108,053
Keycorp                                                  206,608                                       7,896,558
                                                                                              -------------------
                                                                                                       8,004,611
                                                                                              -------------------
Reinsurance (2.59%)
Everest Re Group Ltd (a)                                  77,912                                       7,089,992
Odyssey Re Holdings Corp                                   1,381                                          33,213
PartnerRe Ltd (a)                                         94,070                                       5,884,078
RenaissanceRe Holdings Ltd (a)                            98,397                                       4,137,594
                                                                                              -------------------
                                                                                                      17,144,877
                                                                                              -------------------
REITS - Apartments (2.42%)
Apartment Investment & Management Co                     222,592                                       9,947,637
Archstone-Smith Trust                                      7,439                                         363,618
AvalonBay Communities Inc                                    857                                          92,299
Equity Residential                                        69,869                                       3,135,022
Home Properties Inc (a)                                   49,100                                       2,455,982
                                                                                              -------------------
                                                                                                      15,994,558
                                                                                              -------------------
REITS - Diversified (1.44%)
Duke Realty Corp                                             900                                          31,860
iStar Financial Inc (a)                                  179,648                                       6,873,332
Liberty Property Trust (a)                                58,600                                       2,619,420
                                                                                              -------------------
                                                                                                       9,524,612
                                                                                              -------------------
REITS - Healthcare (0.62%)
Healthcare Realty Trust Inc (a)                          107,683                                       4,077,955
                                                                                              -------------------

REITS - Hotels (0.03%)
Hospitality Properties Trust                               4,468                                         192,571
Host Hotels & Resorts Inc                                    335                                           7,042
                                                                                              -------------------
                                                                                                         199,613

                                                                                              -------------------
REITS - Mortgage (0.37%)
Annaly Mortgage Management Inc                           124,741                                       1,680,261
CapitalSource Inc                                         29,700                                         697,950
New Century Financial Corp                                 1,200                                          61,464
                                                                                              -------------------
                                                                                                       2,439,675
                                                                                              -------------------
REITS - Office Property (0.92%)
Boston Properties Inc                                      2,886                                         254,747
Brandywine Realty Trust (a)                               42,405                                       1,200,486
Equity Office Properties Trust                           143,743                                       4,642,899
                                                                                              -------------------
                                                                                                       6,098,132
                                                                                              -------------------
REITS - Regional Malls (0.00%)
CBL & Associates Properties Inc                              251                                          10,037
                                                                                              -------------------

REITS - Shopping Centers (1.14%)
Developers Diversified Realty Corp (a)                   136,087                                       7,239,828
Regency Centers Corp                                       4,700                                         296,523
                                                                                              -------------------
                                                                                                       7,536,351
                                                                                              -------------------
REITS - Storage (0.15%)
Public Storage Inc                                        12,510                                         961,769
                                                                                              -------------------

REITS - Warehouse & Industrial (0.01%)
AMB Property Corp                                          1,100                                          54,989
                                                                                              -------------------

Rental - Auto & Equipment (0.06%)
Rent-A-Center Inc (b)                                     14,462                                         399,440
                                                                                              -------------------


Research & Development (0.02%)
Pharmaceutical Product Development Inc                     3,404                                         122,101
                                                                                              -------------------

Respiratory Products (0.00%)
Respironics Inc (b)                                          741                                          27,135
                                                                                              -------------------

Retail - Apparel & Shoe (0.90%)
AnnTaylor Stores Corp (b)                                  5,200                                         194,116
Foot Locker Inc                                              421                                           9,759
Ross Stores Inc                                          186,989                                       5,729,343
                                                                                              -------------------
                                                                                                       5,933,218
                                                                                              -------------------
Retail - Automobile (0.00%)
Autonation Inc (b)                                         1,100                                          24,772
Copart Inc (b)                                               155                                           4,162
                                                                                              -------------------
                                                                                                          28,934
                                                                                              -------------------
Retail - Bookstore (0.03%)
Barnes & Noble Inc                                         1,047                                          47,199
Borders Group Inc                                          6,400                                         151,040
                                                                                              -------------------
                                                                                                         198,239
                                                                                              -------------------
Retail - Consumer Electronics (0.07%)
Circuit City Stores Inc                                   15,676                                         450,685
                                                                                              -------------------

Retail - Discount (0.15%)
BJ's Wholesale Club Inc (b)                               26,817                                         821,137
Dollar Tree Stores Inc (b)                                 2,400                                          62,568
TJX Cos Inc                                                3,800                                          91,694
                                                                                              -------------------
                                                                                                         975,399
                                                                                              -------------------
Retail - Drug Store (0.00%)
CVS Corp                                                     995                                          29,571
                                                                                              -------------------

Retail - Hair Salons (0.00%)
Regis Corp                                                   412                                          14,449
                                                                                              -------------------

Retail - Major Department Store (2.51%)
JC Penney Co Inc                                         252,106                                      16,502,859
Saks Inc (b)                                               5,200                                         104,728
                                                                                              -------------------
                                                                                                      16,607,587
                                                                                              -------------------
Retail - Office Supplies (0.27%)
Office Depot Inc (b)                                      13,621                                         552,740
OfficeMax Inc                                             32,542                                       1,259,376
                                                                                              -------------------
                                                                                                       1,812,116
                                                                                              -------------------
Retail - Regional Department Store (0.03%)
Dillard's Inc                                              2,864                                          74,693
Federated Department Stores Inc                            1,204                                          93,732
                                                                                              -------------------
                                                                                                         168,425

                                                                                              -------------------
Retail - Restaurants (0.06%)
Brinker International Inc                                  5,582                                         218,591
Wendy's International Inc                                  2,842                                         175,579
                                                                                              -------------------
                                                                                                         394,170
                                                                                              -------------------
Savings & Loans - Thrifts (0.40%)
Hudson City Bancorp Inc                                  198,920                                       2,667,517
                                                                                              -------------------

Schools (0.00%)
Laureate Education Inc (b)                                   268                                          13,424
                                                                                              -------------------


Semiconductor Component - Integrated Circuits (0.07%)
Analog Devices Inc                                         9,500                                         360,240
Linear Technology Corp                                     3,600                                         127,800
                                                                                              -------------------
                                                                                                         488,040
                                                                                              -------------------
Semiconductor Equipment (0.56%)
Novellus Systems Inc (b)                                   4,100                                         101,270
Tessera Technologies Inc (a)(b)                          111,809                                       3,585,715
                                                                                              -------------------
                                                                                                       3,686,985
                                                                                              -------------------
Steel - Producers (0.52%)
Carpenter Technology Corp (a)                             28,068                                       3,338,689
United States Steel Corp                                   1,284                                          87,954
                                                                                              -------------------
                                                                                                       3,426,643
                                                                                              -------------------
Steel - Specialty (0.51%)
Allegheny Technologies Inc (a)                            48,547                                       3,366,249
                                                                                              -------------------

Telecommunication Equipment (0.73%)
ADC Telecommunications Inc (b)                           165,748                                       3,711,097
Andrew Corp (b)                                           16,553                                         175,131
Lucent Technologies Inc (b)                              329,600                                         919,584
                                                                                              -------------------
                                                                                                       4,805,812
                                                                                              -------------------
Telephone - Integrated (0.28%)
CenturyTel Inc                                            15,100                                         569,270
Citizens Communications Co                                31,000                                         411,680
Qwest Communications International Inc (b)               131,500                                         882,365
                                                                                              -------------------
                                                                                                       1,863,315
                                                                                              -------------------
Television (0.01%)
CBS Corp                                                   2,226                                          56,696
                                                                                              -------------------

Textile - Home Furnishings (1.48%)
Mohawk Industries Inc (a)(b)                             121,938                                       9,767,234
                                                                                              -------------------

Therapeutics (0.06%)
Gilead Sciences Inc (b)                                    7,100                                         408,250
                                                                                              -------------------

Tobacco (0.88%)
Loews Corp - Carolina Group                                7,700                                         394,548
Reynolds American Inc                                     48,137                                       5,278,222
UST Inc                                                    3,500                                         153,755
                                                                                              -------------------
                                                                                                       5,826,525
                                                                                              -------------------
Toys (0.00%)
Marvel Entertainment Inc (b)                                 700                                          13,657
                                                                                              -------------------

Transport - Marine (0.46%)
Overseas Shipholding Group                                 4,814                                         235,067
Teekay Shipping Corp (a)                                  72,957                                       2,806,656
                                                                                              -------------------
                                                                                                       3,041,723

                                                                                              -------------------
Transport - Rail (1.63%)
Burlington Northern Santa Fe Corp                          6,300                                         501,039
CSX Corp                                                  27,411                                       1,877,379
Norfolk Southern Corp                                    146,334                                       7,902,036
Union Pacific Corp                                         5,200                                         474,292
                                                                                              -------------------
                                                                                                      10,754,746
                                                                                              -------------------
Transport - Services (0.26%)
CH Robinson Worldwide Inc                                 12,800                                         567,680
Expeditors International Washington Inc                    5,100                                         436,611
FedEx Corp                                                 5,300                                         610,189

Laidlaw International Inc                                  4,600                                         113,850
                                                                                              -------------------
                                                                                                       1,728,330
                                                                                              -------------------
Transport - Truck (0.10%)
JB Hunt Transport Services Inc                            16,000                                         381,280
YRC Worldwide Inc (b)                                      6,063                                         254,646
                                                                                              -------------------
                                                                                                         635,926
                                                                                              -------------------
Travel Services (0.01%)
Sabre Holdings Corp                                        2,082                                          48,073
                                                                                              -------------------

Water (0.03%)
Aqua America Inc                                           7,241                                         173,060
                                                                                              -------------------

Water Treatment Systems (0.03%)
Nalco Holding Co (b)                                       8,905                                         167,859
                                                                                              -------------------

Web Portals (0.02%)
Yahoo! Inc (b)                                             3,900                                         127,842
                                                                                              -------------------
TOTAL COMMON STOCKS                                                                        $         649,567,149
                                                                                              -------------------
                                                      Principal
                                                        Amount                                      Value
                                                      ----------- --------------------------- -------------------
MONEY MARKET FUNDS (10.84%)
BNY Institutional Cash Reserve Fund (c)               71,631,000                                      71,631,000
                                                                                              -------------------
TOTAL MONEY MARKET FUNDS                                                                   $          71,631,000
                                                                                              -------------------
Total Investments                                                                          $         721,198,149
Liabilities in Excess of Other Assets, Net - (9.13)%                                                (60,306,609)
                                                                                              -------------------
TOTAL NET ASSETS - 100.00%                                                                 $         660,891,540
                                                                                              ===================
                                                                                              -------------------

                                                                                              ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                    $          97,737,869
Unrealized Depreciation                                             (11,265,150)
                                                              ------------------
Net Unrealized Appreciation (Depreciation)                            86,472,719
Cost for federal income tax purposes                                 634,725,430


Portfolio Summary (unaudited)
------------------------------------------------------------- ------------------
Sector                                                                   Percent
------------------------------------------------------------- ------------------
Financial                                                                 39.41%
Industrial                                                                12.64%
Consumer, Cyclical                                                        12.12%
Utilities                                                                 11.25%
Consumer, Non-cyclical                                                    10.65%
Energy                                                                    10.07%
Technology                                                                 5.20%
Basic Materials                                                            4.66%
Communications                                                             3.13%
Liabilities in Excess of Other Assets, Net                              (-9.13%)
                                                              ------------------
TOTAL NET ASSETS                                                         100.00%
                                                              ==================


Schedule of Investments
April 30, 2006 (unaudited)
Partners SmallCap Blend Fund
                                                             Shares
                                                              Held                                       Value
                                                           ----------- --------------------------- -------------------
COMMON STOCKS (98.36%)
Aerospace & Defense (0.64%)
Armor Holdings Inc (a)(b)                                      12,900                           $             787,803
Teledyne Technologies Inc (b)                                  25,100                                         913,891
                                                                                                   -------------------
                                                                                                            1,701,694
                                                                                                   -------------------
Aerospace & Defense Equipment (0.64%)
DRS Technologies Inc                                           19,000                                       1,055,070
Orbital Sciences Corp (b)                                      40,000                                         626,000
                                                                                                   -------------------
                                                                                                            1,681,070
                                                                                                   -------------------
Airlines (0.41%)
Continental Airlines Inc (a)(b)                                21,900                                         570,276
Pinnacle Airlines Corp (a)(b)                                  77,200                                         506,432
                                                                                                   -------------------
                                                                                                            1,076,708
                                                                                                   -------------------
Apparel Manufacturers (0.64%)
Carter's Inc (b)                                               25,300                                       1,704,208
                                                                                                   -------------------

Applications Software (0.41%)
Progress Software Corp (b)                                     39,100                                       1,078,769
                                                                                                   -------------------

Athletic Footwear (0.38%)
K-Swiss Inc (a)                                                35,000                                       1,003,800
                                                                                                   -------------------

Audio & Video Products (0.36%)
Audiovox Corp (b)                                              78,300                                         950,562
                                                                                                   -------------------

Auto - Truck Trailers (0.27%)
Wabash National Corp                                           39,300                                         711,330
                                                                                                   -------------------

Auto/Truck Parts & Equipment - Original (0.18%)
American Axle & Manufacturing Holdings (a)                     27,000                                         475,470
                                                                                                   -------------------

Building - Maintenance & Service (0.63%)
Healthcare Services Group                                      78,200                                       1,669,570
                                                                                                   -------------------

Building - Mobil Home & Manufactured Housing (0.18%)
Winnebago Industries (a)                                       16,000                                         471,200
                                                                                                   -------------------

Building - Residential & Commercial (1.34%)
NVR Inc (a)(b)                                                  3,300                                       2,491,500
Standard-Pacific Corp (a)                                      33,100                                       1,049,601
                                                                                                   -------------------
                                                                                                            3,541,101
                                                                                                   -------------------
Building & Construction - Miscellaneous (0.26%)
Builders FirstSource Inc (a)(b)                                31,800                                         685,290
                                                                                                   -------------------

Building & Construction Products - Miscellaneous (0.68%)
USG Corp (a)(b)                                                16,800                                       1,797,096
                                                                                                   -------------------

Building Products - Cement & Aggregate (1.39%)
Eagle Materials Inc (a)                                        18,000                                       1,192,500
Florida Rock Industries Inc                                    29,450                                       1,836,796

Texas Industries Inc                                           11,600                                         657,720
                                                                                                   -------------------
                                                                                                            3,687,016
                                                                                                   -------------------
Building Products - Wood (0.35%)
Universal Forest Products Inc                                  12,300                                         919,671
                                                                                                   -------------------

Chemicals - Specialty (1.69%)
HB Fuller Co                                                   56,600                                       2,960,180
Terra Industries Inc (a)(b)                                   184,200                                       1,523,334
                                                                                                   -------------------
                                                                                                            4,483,514
                                                                                                   -------------------
Coal (0.61%)
Massey Energy Co (a)                                           41,800                                       1,615,570
                                                                                                   -------------------

Commercial Banks (3.95%)
Cardinal Financial Corp                                        57,700                                         682,014
Columbia Banking System Inc                                    36,800                                       1,242,000
Corus Bankshares Inc (a)                                       25,700                                       1,720,358
East West Bancorp Inc                                          39,600                                       1,570,932
Fremont General Corp                                           60,600                                       1,347,744
Hanmi Financial Corp                                           27,900                                         543,492
Integra Bank Corp (a)                                          27,800                                         618,272
Irwin Financial Corp (a)                                       29,900                                         548,964
Susquehanna Bancshares Inc                                     19,000                                         453,530
Trustco Bank Corp NY (a)                                       32,500                                         376,025
Whitney Holding Corp                                           38,000                                       1,351,280
                                                                                                   -------------------
                                                                                                           10,454,611
                                                                                                   -------------------
Commercial Services (0.52%)
First Advantage Corp (a)(b)                                    51,500                                       1,387,925
                                                                                                   -------------------

Communications Software (0.41%)
Digi International Inc (b)                                     84,800                                       1,072,720
                                                                                                   -------------------

Computer Aided Design (0.38%)
Ansys Inc (b)                                                  18,000                                       1,016,100
                                                                                                   -------------------

Computer Services (0.84%)
Factset Research Systems Inc (a)                               23,650                                       1,043,911
Manhattan Associates Inc (a)(b)                                25,400                                         551,434
Perot Systems Corp (a)(b)                                      40,900                                         616,772
                                                                                                   -------------------
                                                                                                            2,212,117
                                                                                                   -------------------
Computer Software (0.69%)
Blackbaud Inc (a)                                              86,300                                       1,813,163
                                                                                                   -------------------

Computers - Integrated Systems (3.12%)
Agilysys Inc                                                   90,900                                       1,316,232
Intergraph Corp (a)(b)                                         57,000                                       2,509,140
Kronos Inc/MA (b)                                              15,500                                         707,420
Micros Systems Inc (a)(b)                                      23,200                                         969,760
MTS Systems Corp (a)                                           61,500                                       2,752,125
                                                                                                   -------------------
                                                                                                            8,254,677
                                                                                                   -------------------
Computers  -Memory Devices (0.61%)
Komag Inc (a)(b)                                               38,700                                       1,626,948
                                                                                                   -------------------

Consulting Services (1.10%)
MAXIMUS Inc                                                    37,000                                       1,289,080
Watson Wyatt Worldwide Inc                                     48,900                                       1,612,233
                                                                                                   -------------------
                                                                                                            2,901,313
                                                                                                   -------------------

Consumer Products - Miscellaneous (0.73%)
CNS Inc (a)                                                    59,400                                       1,277,694
Scotts Miracle-Gro Co/The                                      14,800                                         655,048
                                                                                                   -------------------
                                                                                                            1,932,742
                                                                                                   -------------------
Containers - Metal & Glass (0.56%)
Silgan Holdings Inc                                            37,900                                       1,471,657
                                                                                                   -------------------

Cosmetics & Toiletries (0.31%)
Elizabeth Arden Inc (a)(b)                                     35,800                                         818,388
                                                                                                   -------------------

Data Processing & Management (1.05%)
eFunds Corp (a)(b)                                             33,900                                         872,586
Global Payments Inc                                            40,000                                       1,897,200
                                                                                                   -------------------
                                                                                                            2,769,786
                                                                                                   -------------------
Decision Support Software (0.24%)
Cognos Inc (a)(b)                                              17,400                                         648,498
                                                                                                   -------------------

Diagnostic Kits (1.50%)
Biosite Inc (a)(b)                                             12,900                                         727,560
Diagnostic Products Corp                                       22,700                                       1,316,600
Idexx Laboratories Inc (b)                                     23,000                                       1,913,830
                                                                                                   -------------------
                                                                                                            3,957,990
                                                                                                   -------------------
Direct Marketing (0.24%)
Advo Inc                                                       22,000                                         623,480
                                                                                                   -------------------

Distribution & Wholesale (2.58%)
Building Material Holding Corp (a)                             77,400                                       2,586,708
Owens & Minor Inc                                              23,500                                         748,945
United Stationers Inc (b)                                      35,600                                       1,909,940
Watsco Inc                                                     25,100                                       1,592,595
                                                                                                   -------------------
                                                                                                            6,838,188
                                                                                                   -------------------
Diversified Manufacturing Operations (1.43%)
Actuant Corp (a)                                                8,100                                         517,995
Barnes Group Inc (a)                                           23,500                                       1,059,145
EnPro Industries Inc (a)(b)                                    60,200                                       2,220,176
                                                                                                   -------------------
                                                                                                            3,797,316
                                                                                                   -------------------
Diversified Operations & Commercial Services (0.43%)
Chemed Corp                                                    20,700                                       1,127,943
                                                                                                   -------------------

Electric - Integrated (1.44%)
Avista Corp (a)                                                31,200                                         655,512
Central Vermont Public Service Corp                            28,700                                         572,565
CH Energy Group Inc                                            13,400                                         633,552
Cleco Corp                                                     41,500                                         933,750
El Paso Electric Co (b)                                        51,900                                       1,025,025
                                                                                                   -------------------
                                                                                                            3,820,404
                                                                                                   -------------------
Electronic Components - Miscellaneous (1.19%)
Methode Electronics Inc                                       122,600                                       1,201,480
Sanmina-SCI Corp (b)                                          373,000                                       1,935,870
                                                                                                   -------------------
                                                                                                            3,137,350
                                                                                                   -------------------
Electronic Components - Semiconductors (0.97%)
Omnivision Technologies Inc (a)(b)                             38,100                                       1,107,948
Portalplayer Inc (a)(b)                                        39,100                                         432,055
Silicon Image Inc (a)(b)                                      100,500                                       1,025,100
                                                                                                   -------------------
                                                                                                            2,565,103
                                                                                                   -------------------

Electronic Parts Distribution (0.43%)
Arrow Electronics Inc (b)                                      31,300                                       1,133,060
                                                                                                   -------------------

Electronic Security Devices (0.42%)
American Science & Engineering Inc (a)(b)                      12,900                                       1,105,659
                                                                                                   -------------------

Engineering - Research & Development Services (0.75%)
Shaw Group Inc/The (a)(b)                                      37,200                                       1,138,320
URS Corp (b)                                                   19,600                                         844,172
                                                                                                   -------------------
                                                                                                            1,982,492
                                                                                                   -------------------
Engines - Internal Combustion (0.28%)
Cummins Inc (a)                                                 7,100                                         741,950
                                                                                                   -------------------

Enterprise Software & Services (0.85%)
Hyperion Solutions Corp (b)                                    23,250                                         711,915
Lawson Software Inc (a)(b)                                    127,700                                         980,736
Mantech International Corp (b)                                 16,600                                         548,298
                                                                                                   -------------------
                                                                                                            2,240,949
                                                                                                   -------------------
Fiduciary Banks (0.36%)
Boston Private Financial Holdings Inc                          29,000                                         964,250
                                                                                                   -------------------

Filtration & Separation Products (0.64%)
Clarcor Inc (a)                                                48,400                                       1,694,000
                                                                                                   -------------------

Finance - Consumer Loans (0.52%)
Encore Capital Group Inc (a)(b)                                36,700                                         542,059
Portfolio Recovery Associates (a)(b)                           16,000                                         823,200
                                                                                                   -------------------
                                                                                                            1,365,259
                                                                                                   -------------------
Finance - Other Services (0.28%)
GFI Group Inc (a)(b)                                           12,900                                         733,752
                                                                                                   -------------------

Food - Canned (0.49%)
Del Monte Foods Co                                            111,900                                       1,304,754
                                                                                                   -------------------

Food - Miscellaneous/Diversified (0.46%)
Chiquita Brands International Inc (a)                          74,500                                       1,208,390
                                                                                                   -------------------

Food - Wholesale & Distribution (0.34%)
Nash Finch Co (a)                                              38,600                                         891,660
                                                                                                   -------------------

Footwear & Related Apparel (0.50%)
Wolverine World Wide Inc (a)                                   53,000                                       1,316,520
                                                                                                   -------------------

Garden Products (0.53%)
Toro Co (a)                                                    28,300                                       1,399,435
                                                                                                   -------------------

Gas - Distribution (2.90%)
Atmos Energy Corp (a)                                          66,900                                       1,775,526
Energen Corp                                                   41,100                                       1,449,597
New Jersey Resources Corp (a)                                  25,100                                       1,111,177
Northwest Natural Gas Co                                       25,700                                         887,678
Piedmont Natural Gas Co (a)                                    40,800                                       1,000,824
UGI Corp                                                       64,400                                       1,442,560
                                                                                                   -------------------
                                                                                                            7,667,362
                                                                                                   -------------------

Home Furnishings (0.27%)
Furniture Brands International Inc (a)                         31,000                                         713,000
                                                                                                   -------------------

Human Resources (1.09%)
Labor Ready Inc (b)                                            70,000                                       1,850,100
Spherion Corp (b)                                              97,900                                       1,035,782
                                                                                                   -------------------
                                                                                                            2,885,882
                                                                                                   -------------------
Identification Systems - Development (0.29%)
Checkpoint Systems Inc (a)(b)                                  29,300                                         772,055
                                                                                                   -------------------

Instruments - Controls (0.65%)
Watts Water Technologies Inc (a)                               50,000                                       1,710,500
                                                                                                   -------------------

Internet Application Software (0.37%)
WebEx Communications Inc (a)(b)                                27,900                                         986,265
                                                                                                   -------------------

Internet Telephony (0.56%)
j2 Global Communications Inc (a)(b)                            30,200                                       1,482,518
                                                                                                   -------------------

Investment Management & Advisory Services (0.55%)
Calamos Asset Management Inc                                   37,800                                       1,465,128
                                                                                                   -------------------

Lasers - Systems & Components (1.54%)
Coherent Inc (a)(b)                                            55,100                                       2,039,251
Cymer Inc (b)                                                  24,600                                       1,271,574
Rofin-Sinar Technologies Inc (b)                               13,700                                         768,707
                                                                                                   -------------------
                                                                                                            4,079,532
                                                                                                   -------------------
Life & Health Insurance (1.11%)
Delphi Financial Group                                         13,400                                         702,026
Phoenix Cos Inc/The (a)                                        46,500                                         706,335
Presidential Life Corp (a)                                     37,500                                         924,375
Scottish Re Group Ltd (a)                                      25,700                                         597,011
                                                                                                   -------------------
                                                                                                            2,929,747
                                                                                                   -------------------
Machinery - Construction & Mining (0.68%)
Terex Corp (b)                                                 20,900                                       1,808,895
                                                                                                   -------------------

Machinery - Farm (0.25%)
AGCO Corp (a)(b)                                               28,200                                         667,494
                                                                                                   -------------------

Machinery - General Industry (0.91%)
Applied Industrial Technologies Inc                            28,900                                       1,200,795
Wabtec Corp                                                    32,700                                       1,194,531
                                                                                                   -------------------
                                                                                                            2,395,326
                                                                                                   -------------------
Machinery - Pumps (0.45%)
Graco Inc                                                      25,600                                       1,196,800
                                                                                                   -------------------

Medical  - Outpatient & Home Medical Care (0.42%)
Amedisys Inc (a)(b)                                            33,900                                       1,124,124
                                                                                                   -------------------

Medical - Biomedical/Gene (0.74%)
Integra LifeSciences Holdings Corp (a)(b)                      16,500                                         692,340
Keryx Biopharmaceuticals Inc (b)                               74,600                                       1,270,438
                                                                                                   -------------------
                                                                                                            1,962,778
                                                                                                   -------------------
Medical - Drugs (0.73%)
Medicis Pharmaceutical Corp (a)                                15,900                                         522,792
Pharmion Corp (a)(b)                                           52,200                                       1,010,592

Viropharma Inc (a)(b)                                          35,800                                         402,392
                                                                                                   -------------------
                                                                                                            1,935,776
                                                                                                   -------------------
Medical - HMO (0.66%)
Sierra Health Services Inc (a)(b)                              44,600                                       1,748,766
                                                                                                   -------------------

Medical - Hospitals (0.23%)
Symbion Inc (b)                                                27,000                                         621,270
                                                                                                   -------------------

Medical - Nursing Homes (0.68%)
Kindred Healthcare Inc (a)(b)                                  74,700                                       1,812,222
                                                                                                   -------------------

Medical Instruments (0.47%)
Datascope Corp (a)                                             18,900                                         730,296
DJ Orthopedics Inc (b)                                         12,800                                         508,928
                                                                                                   -------------------
                                                                                                            1,239,224

                                                                                                   -------------------
Medical Laser Systems (0.48%)
Candela Corp (a)(b)                                            55,100                                       1,281,075
                                                                                                   -------------------

Medical Products (2.00%)
Haemonetics Corp/Mass (a)(b)                                   25,200                                       1,373,400
HealthTronics Inc (a)(b)                                      170,800                                       1,451,800
Invacare Corp                                                  18,000                                         551,700
PolyMedica Corp                                                26,300                                       1,086,453
Syneron Medical Ltd (a)(b)                                     32,300                                         835,601
                                                                                                   -------------------
                                                                                                            5,298,954
                                                                                                   -------------------
Metal - Iron (0.50%)
Cleveland-Cliffs Inc (a)                                       15,500                                       1,326,645
                                                                                                   -------------------

Metal Processors & Fabrication (2.12%)
Commercial Metals Co                                           45,700                                       2,486,080
Mueller Industries Inc                                         23,100                                         875,028
Quanex Corp                                                    52,450                                       2,242,762
                                                                                                   -------------------
                                                                                                            5,603,870
                                                                                                   -------------------
Multimedia (0.60%)
Journal Communications Inc                                    134,300                                       1,575,339
                                                                                                   -------------------

Networking Products (1.29%)
Anixter International Inc (a)                                  22,400                                       1,138,816
Netgear Inc (a)(b)                                             84,900                                       1,906,005
SafeNet Inc (a)(b)                                             18,500                                         371,665
                                                                                                   -------------------
                                                                                                            3,416,486
                                                                                                   -------------------
Office Supplies & Forms (0.20%)
John H Harland Co                                              12,700                                         526,415
                                                                                                   -------------------

Oil - Field Services (1.23%)
Helix Energy Solutions Group Inc (b)                           52,500                                       2,038,050
Oceaneering International Inc (b)                              20,000                                       1,220,600
                                                                                                   -------------------
                                                                                                            3,258,650
                                                                                                   -------------------
Oil & Gas Drilling (0.47%)
Todco                                                          27,000                                       1,238,490
                                                                                                   -------------------

Oil Company - Exploration & Production (3.06%)
Cimarex Energy Co (a)                                          51,700                                       2,220,515
Energy Partners Ltd (a)(b)                                     28,000                                         722,120
Plains Exploration & Production Co (b)                         28,500                                       1,050,795
Pogo Producing Co                                              19,000                                         944,110

Swift Energy Co (a)(b)                                         37,700                                       1,596,972
Unit Corp (b)                                                  27,300                                       1,576,575
                                                                                                   -------------------
                                                                                                            8,111,087
                                                                                                   -------------------
Oil Field Machinery & Equipment (1.03%)
Lone Star Technologies Inc (a)(b)                              51,400                                       2,724,714
                                                                                                   -------------------

Oil Refining & Marketing (1.64%)
Frontier Oil Corp (a)                                          54,500                                       3,298,885
Tesoro Corp                                                    14,900                                       1,041,808
                                                                                                   -------------------
                                                                                                            4,340,693
                                                                                                   -------------------
Physician Practice Management (0.52%)
Pediatrix Medical Group Inc (b)                                27,200                                       1,376,864
                                                                                                   -------------------

Poultry (0.27%)
Pilgrim's Pride Corp (a)                                       27,500                                         718,575
                                                                                                   -------------------

Power Converter & Supply Equipment (0.31%)
Advanced Energy Industries Inc (b)                             52,600                                         825,294
                                                                                                   -------------------

Property & Casualty Insurance (1.32%)
EMC Insurance Group Inc                                        53,400                                       1,561,950
LandAmerica Financial Group Inc                                17,100                                       1,186,398
Ohio Casualty Corp                                             25,000                                         741,250
                                                                                                   -------------------
                                                                                                            3,489,598
                                                                                                   -------------------
Recreational Vehicles (0.36%)
Polaris Industries Inc                                         20,000                                         958,000
                                                                                                   -------------------

Recycling (0.52%)
Metal Management Inc                                           42,500                                       1,379,125
                                                                                                   -------------------

Reinsurance (0.60%)
Endurance Specialty Holdings Ltd (a)                           23,400                                         724,464
Platinum Underwriters Holdings Ltd (a)                         31,000                                         854,670
                                                                                                   -------------------
                                                                                                            1,579,134
                                                                                                   -------------------
REITS - Diversified (1.00%)
CentraCore Properties Trust (a)                                24,800                                         595,200
Colonial Properties Trust (a)                                  23,300                                       1,147,292
Lexington Corporate Properties Trust                           42,300                                         911,988
                                                                                                   -------------------
                                                                                                            2,654,480
                                                                                                   -------------------
REITS - Healthcare (0.25%)
Health Care REIT Inc                                           18,800                                         654,240
                                                                                                   -------------------

REITS - Hotels (0.30%)
Winston Hotels Inc                                             73,400                                         790,518
                                                                                                   -------------------

REITS - Shopping Centers (0.72%)
Equity One Inc (a)                                             56,100                                       1,289,178
Tanger Factory Outlet Centers Inc                              19,000                                         622,820
                                                                                                   -------------------
                                                                                                            1,911,998
                                                                                                   -------------------
Retail - Apparel & Shoe (2.58%)
American Eagle Outfitters                                      38,000                                       1,231,200
Cato Corp/The                                                  50,800                                       1,149,604
Childrens Place Retail Stores Inc/The (b)                      18,100                                       1,118,218
Claire's Stores Inc                                            23,400                                         824,148
Finish Line (a)                                                82,100                                       1,353,008

Stein Mart Inc                                                 73,600                                       1,162,880
                                                                                                   -------------------
                                                                                                            6,839,058
                                                                                                   -------------------
Retail - Auto Parts (0.46%)
CSK Auto Corp (b)                                              94,600                                       1,215,610
                                                                                                   -------------------

Retail - Automobile (0.39%)
Sonic Automotive Inc                                           38,700                                       1,045,674
                                                                                                   -------------------

Retail - Bookstore (0.48%)
Barnes & Noble Inc (a)                                         28,000                                       1,262,240
                                                                                                   -------------------

Retail - Computer Equipment (0.57%)
GameStop Corp (b)                                              35,300                                       1,499,191
                                                                                                   -------------------

Retail - Convenience Store (0.63%)
Casey's General Stores Inc                                     77,500                                       1,657,725
                                                                                                   -------------------

Retail - Discount (0.37%)
Tuesday Morning Corp (a)                                       51,200                                         970,240
                                                                                                   -------------------

Retail - Drug Store (0.44%)
Longs Drug Stores Corp                                         24,500                                       1,161,545
                                                                                                   -------------------

Retail - Restaurants (2.48%)
CBRL Group Inc (a)                                             15,700                                         639,147
Jack in the Box Inc (b)                                        41,600                                       1,738,880
Landry's Restaurants Inc                                       30,000                                       1,064,100
Lone Star Steakhouse & Saloon Inc                              26,000                                         708,760
Luby's Inc (b)                                                 58,900                                         698,554
Sonic Corp (a)(b)                                              50,500                                       1,712,455
                                                                                                   -------------------
                                                                                                            6,561,896
                                                                                                   -------------------
Retail - Sporting Goods (0.37%)
Hibbett Sporting Goods Inc (b)                                 32,350                                         980,529
                                                                                                   -------------------

Savings & Loans - Thrifts (2.42%)
BankAtlantic Bancorp Inc (a)                                   74,700                                       1,114,524
Bankunited Financial Corp                                      45,900                                       1,408,671
Downey Financial Corp                                          21,000                                       1,507,380
FirstFed Financial Corp (a)(b)                                 16,500                                       1,037,685
Franklin Bank Corp/Houston TX (a)(b)                           44,200                                         857,922
Provident Financial Services Inc                               26,700                                         487,275
                                                                                                   -------------------
                                                                                                            6,413,457
                                                                                                   -------------------
Semiconductor Equipment (1.33%)
Entegris Inc (b)                                               86,100                                         876,498
Mattson Technology Inc (b)                                     57,400                                         659,526
Photronics Inc (b)                                             46,600                                         837,402
Varian Semiconductor Equipment Associates Inc (b)              35,400                                       1,159,350
                                                                                                   -------------------
                                                                                                            3,532,776
                                                                                                   -------------------
Steel - Producers (1.02%)
Reliance Steel & Aluminum Co                                   20,800                                       1,850,160
Steel Technologies Inc                                         36,300                                         843,249
                                                                                                   -------------------
                                                                                                            2,693,409
                                                                                                   -------------------
Telecommunication Equipment (0.87%)
Comtech Telecommunications Corp (a)(b)                         54,000                                       1,536,300
Westell Technologies Inc (b)                                  196,000                                         778,120
                                                                                                   -------------------
                                                                                                            2,314,420
                                                                                                   -------------------

Telecommunication Services (0.96%)
NeuStar Inc (a)(b)                                             51,500                                       1,807,650
Premiere Global Services Inc (b)                               93,000                                         726,330
                                                                                                   -------------------
                                                                                                            2,533,980
                                                                                                   -------------------
Television (0.24%)
Sinclair Broadcast Group Inc (a)                               81,300                                         638,205
                                                                                                   -------------------

Therapeutics (0.46%)
MGI Pharma Inc (a)(b)                                          65,100                                       1,216,068
                                                                                                   -------------------

Toys (0.64%)
Jakks Pacific Inc (a)(b)                                       28,700                                         650,629
Marvel Entertainment Inc (a)(b)                                53,200                                       1,037,932
                                                                                                   -------------------
                                                                                                            1,688,561
                                                                                                   -------------------
Transport - Marine (0.40%)
General Maritime Corp (a)                                      32,200                                       1,069,684
                                                                                                   -------------------

Transport - Services (0.52%)
Pacer International Inc                                        40,500                                       1,388,745
                                                                                                   -------------------

Transport - Truck (1.36%)
Arkansas Best Corp                                             33,900                                       1,454,988
Heartland Express Inc                                          21,400                                         520,234
Landstar System Inc                                            38,000                                       1,614,620
                                                                                                   -------------------
                                                                                                            3,589,842
                                                                                                   -------------------
Vitamins & Nutrition Products (0.48%)
Mannatech Inc (a)                                              30,200                                         554,774
USANA Health Sciences Inc (a)(b)                               19,600                                         717,164
                                                                                                   -------------------
                                                                                                            1,271,938
                                                                                                   -------------------
X-Ray Equipment (0.35%)
Hologic Inc (a)(b)                                             19,200                                         915,264
                                                                                                   -------------------
TOTAL COMMON STOCKS                                                                             $         260,289,153
                                                                                                   -------------------
                                                           Principal
                                                             Amount                                      Value
                                                           ----------- --------------------------- -------------------
MONEY MARKET FUNDS (27.32%)
BNY Institutional Cash Reserve Fund (c)                    72,291,000                                      72,291,000
                                                                                                   -------------------
TOTAL MONEY MARKET FUNDS                                                                        $          72,291,000
                                                                                                   -------------------
Total Investments                                                                               $         332,580,153
Liabilities in Excess of Other Assets, Net - (25.68)%                                                    (67,953,411)
                                                                                                   -------------------
TOTAL NET ASSETS - 100.00%                                                                      $         264,626,742
                                                                                                   ===================
                                                                                                   -------------------

                                                                                                   ===================

(a)   Security or a portion of the security was on loan at the end of the period.
(b)   Non-Income Producing Security
(c)   Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                           $          42,059,443
Unrealized Depreciation                                    (11,113,261)
                                                     -------------------
Net Unrealized Appreciation (Depreciation)                   30,946,182
Cost for federal income tax purposes                        301,633,971



Portfolio Summary (unaudited)
---------------------------------------------------- -------------------
Sector                                                          Percent
---------------------------------------------------- -------------------
Financial                                                        40.70%
Industrial                                                       19.66%
Consumer, Cyclical                                               17.40%
Consumer, Non-cyclical                                           16.30%
Technology                                                       10.90%
Energy                                                            8.04%
Communications                                                    5.13%
Utilities                                                         4.34%
Basic Materials                                                   3.21%
Liabilities in Excess of Other Assets, Net                    (-25.68%)
                                                     -------------------
TOTAL NET ASSETS                                                100.00%
                                                     ===================


Schedule of Investments
April 30, 2006 (unaudited)
Partners SmallCap Growth Fund I
                                                            Shares
                                                             Held                                       Value
                                                          ----------- --------------------------- -------------------
COMMON STOCKS (98.00%)
Advanced Materials & Products (1.71%)
Hexcel Corp (a)                                               90,600                           $           2,001,354
                                                                                                  -------------------

Apparel Manufacturers (1.30%)
Carter's Inc (a)                                              22,500                                       1,515,600
                                                                                                  -------------------

Applications Software (2.75%)
American Reprographics Co (a)                                 38,000                                       1,347,860
Quest Software Inc (a)(b)                                    108,100                                       1,860,401
                                                                                                  -------------------
                                                                                                           3,208,261
                                                                                                  -------------------
Auto - Medium & Heavy Duty Trucks (0.83%)
Oshkosh Truck Corp                                            15,900                                         973,080
                                                                                                  -------------------

Building & Construction Products - Miscellaneous (0.86%
Simpson Manufacturing Co Inc                                  25,200                                       1,007,748
                                                                                                  -------------------

Building Products - Cement & Aggregate (0.76%)
US Concrete Inc (a)                                           64,500                                         884,940
                                                                                                  -------------------

Commercial Banks (0.98%)
Capitol Bancorp Ltd                                            6,400                                         265,408
Community Bancorp/NV (a)(b)                                   18,400                                         600,392
First Republic Bank/San Francisco CA                           6,400                                         278,528
                                                                                                  -------------------
                                                                                                           1,144,328
                                                                                                  -------------------
Commercial Services - Finance (3.99%)
Clayton Holdings Inc (a)                                      32,900                                         709,653
Euronet Worldwide Inc (a)(b)                                  61,100                                       2,183,714
Global Cash Access Inc (a)                                    30,600                                         596,394
Morningstar Inc (a)(b)                                        27,700                                       1,178,358
                                                                                                  -------------------
                                                                                                           4,668,119
                                                                                                  -------------------
Communications Software (1.17%)
Witness Systems Inc (a)                                       58,500                                       1,365,975
                                                                                                  -------------------

Computers - Integrated Systems (0.18%)
Micros Systems Inc (a)                                         5,000                                         209,000
                                                                                                  -------------------

Computers - Peripheral Equipment (1.78%)
Electronics for Imaging (a)                                   75,800                                       2,081,468
                                                                                                  -------------------

Consulting Services (1.32%)
Huron Consulting Group Inc (a)(b)                             43,500                                       1,546,425
                                                                                                  -------------------

Data Processing & Management (1.32%)
Filenet Corp (a)                                              55,300                                       1,538,446
                                                                                                  -------------------

Diagnostic Kits (1.29%)
Meridian Bioscience Inc                                       35,600                                         924,176
OraSure Technologies Inc (a)(b)                               54,300                                         582,639
                                                                                                  -------------------
                                                                                                           1,506,815
                                                                                                  -------------------

Distribution & Wholesale (0.46%)
Nuco2 Inc (a)                                                 18,900                                         541,296
                                                                                                  -------------------

Diversified Manufacturing Operations (1.32%)
Actuant Corp (b)                                              24,200                                       1,547,590
                                                                                                  -------------------

Diversified Operations & Commercial Services (1.28%)
Chemed Corp                                                   27,400                                       1,493,026
                                                                                                  -------------------

E-Commerce - Products (1.47%)
Nutri/System Inc (a)(b)                                       25,300                                       1,716,858
                                                                                                  -------------------

Electronic Components - Semiconductors (4.00%)
Microsemi Corp (a)                                            42,400                                       1,158,368
ON Semiconductor Corp (a)(b)                                 197,400                                       1,415,358
Semtech Corp (a)                                              64,800                                       1,215,000
Sirf Technology Holdings Inc (a)(b)                           26,000                                         887,900
                                                                                                  -------------------
                                                                                                           4,676,626
                                                                                                  -------------------
E-Marketing & Information (1.90%)
Digitas Inc (a)(b)                                           157,500                                       2,222,325
                                                                                                  -------------------

Enterprise Software & Services (1.60%)
Informatica Corp (a)                                         121,500                                       1,867,455
                                                                                                  -------------------

Entertainment Software (0.86%)
THQ Inc (a)(b)                                                39,000                                         999,570
                                                                                                  -------------------

Finance - Investment Banker & Broker (2.23%)
Greenhill & Co Inc (b)                                        21,200                                       1,503,504
optionsXpress Holdings Inc                                    34,900                                       1,099,350
                                                                                                  -------------------
                                                                                                           2,602,854
                                                                                                  -------------------
Financial Guarantee Insurance (0.62%)
Primus Guaranty Ltd (a)(b)                                    62,900                                         729,640
                                                                                                  -------------------

Food - Miscellaneous/Diversified (0.77%)
Hain Celestial Group Inc (a)                                  33,600                                         903,840
                                                                                                  -------------------

Hazardous Waste Disposal (1.13%)
Stericycle Inc (a)(b)                                         20,070                                       1,321,409
                                                                                                  -------------------

Hotels & Motels (1.47%)
Orient-Express Hotels Ltd                                     42,000                                       1,722,000
                                                                                                  -------------------

Human Resources (3.09%)
Administaff Inc                                               35,900                                       2,073,225
Resources Connection Inc (a)(b)                               57,200                                       1,538,680
                                                                                                  -------------------
                                                                                                           3,611,905
                                                                                                  -------------------
Internet Application Software (0.99%)
DealerTrack Holdings Inc (a)                                  51,700                                       1,152,910
                                                                                                  -------------------

Internet Content - Entertainment (0.57%)
Audible Inc (a)(b)                                            61,200                                         660,960
                                                                                                  -------------------

Internet Infrastructure Equipment (0.70%)
Avocent Corp (a)                                              30,200                                         813,588
                                                                                                  -------------------


Investment Management & Advisory Services (1.07%)
Affiliated Managers Group (a)(b)                              12,400                                       1,256,120
                                                                                                  -------------------

Machinery - Construction & Mining (1.01%)
Astec Industries Inc (a)                                      29,900                                       1,176,565
                                                                                                  -------------------

Machinery - General Industry (1.08%)
IDEX Corp                                                     24,950                                       1,267,460
                                                                                                  -------------------

Medical - Biomedical/Gene (1.78%)
Coley Pharmaceutical Group Inc (a)(b)                         17,400                                         278,226
Nektar Therapeutics (a)(b)                                    17,600                                         378,576
PDL BioPharma Inc (a)(b)                                      36,400                                       1,047,592
Telik Inc (a)(b)                                              20,200                                         371,478
                                                                                                  -------------------
                                                                                                           2,075,872
                                                                                                  -------------------
Medical - Drugs (0.66%)
Cubist Pharmaceuticals Inc (a)                                22,500                                         510,075
Zymogenetics Inc (a)(b)                                       12,900                                         264,063
                                                                                                  -------------------
                                                                                                             774,138
                                                                                                  -------------------
Medical - HMO (1.49%)
WellCare Health Plans Inc (a)(b)                              41,485                                       1,737,392
                                                                                                  -------------------

Medical - Hospitals (0.94%)
United Surgical Partners International (a)                    33,100                                       1,092,631
                                                                                                  -------------------

Medical Imaging Systems (0.17%)
IRIS International Inc (a)(b)                                 16,842                                         199,409
                                                                                                  -------------------

Medical Instruments (3.90%)
Abaxis Inc (a)(b)                                             57,200                                       1,494,064
Arthrocare Corp (a)(b)                                        29,500                                       1,337,235
DexCom Inc (a)(b)                                             36,900                                         928,404
Ventana Medical Systems Inc (a)(b)                            16,500                                         803,550
                                                                                                  -------------------
                                                                                                           4,563,253

                                                                                                  -------------------
Multimedia (1.10%)
Entravision Communications Corp (a)                          153,300                                       1,284,654
                                                                                                  -------------------

Networking Products (0.72%)
Atheros Communications Inc (a)(b)                             33,000                                         837,870
                                                                                                  -------------------

Office Furnishings - Original (1.19%)
Knoll Inc                                                     64,100                                       1,394,175
                                                                                                  -------------------

Oil - Field Services (3.43%)
Core Laboratories NV (a)                                      23,320                                       1,428,350
Superior Well Services Inc (a)(b)                             22,850                                         738,969
Tesco Corp (a)(b)                                             30,600                                         643,212
W-H Energy Services Inc (a)(b)                                23,800                                       1,195,950
                                                                                                  -------------------
                                                                                                           4,006,481
                                                                                                  -------------------
Oil & Gas Drilling (0.70%)
Helmerich & Payne Inc                                         11,300                                         821,962
                                                                                                  -------------------

Oil Company - Exploration & Production (2.38%)
Bill Barrett Corp (a)(b)                                      39,100                                       1,174,564
EXCO Resources Inc (a)                                        49,300                                         632,519

Range Resources Corp                                          36,900                                         978,957
                                                                                                  -------------------
                                                                                                           2,786,040
                                                                                                  -------------------
Oil Field Machinery & Equipment (3.96%)
CARBO Ceramics Inc                                            19,500                                       1,129,635
Dril-Quip Inc (a)(b)                                          16,400                                       1,180,472
FMC Technologies Inc (a)                                      22,100                                       1,206,218
Hydril (a)                                                    13,900                                       1,114,224
                                                                                                  -------------------
                                                                                                           4,630,549
                                                                                                  -------------------
Patient Monitoring Equipment (0.10%)
Visicu Inc (a)                                                 4,900                                         116,620
                                                                                                  -------------------

Physical Therapy & Rehabilitation Centers (1.84%)
Psychiatric Solutions Inc (a)                                 65,000                                       2,148,900
                                                                                                  -------------------

Printing - Commercial (1.47%)
VistaPrint Ltd (a)(b)                                         53,600                                       1,714,128
                                                                                                  -------------------

Recreational Centers (1.23%)
Life Time Fitness Inc (a)(b)                                  31,500                                       1,442,700
                                                                                                  -------------------

Research & Development (0.72%)
Senomyx Inc (a)(b)                                            58,500                                         837,135
                                                                                                  -------------------

Resorts & Theme Parks (0.92%)
Sunterra Corp (a)                                             80,600                                       1,074,398
                                                                                                  -------------------

Retail - Bedding (1.25%)
Select Comfort Corp (a)(b)                                    36,600                                       1,462,536
                                                                                                  -------------------

Retail - Catalog Shopping (2.25%)
Coldwater Creek Inc (a)                                       40,850                                       1,142,166
MSC Industrial Direct Co                                      28,600                                       1,483,196
                                                                                                  -------------------
                                                                                                           2,625,362
                                                                                                  -------------------
Retail - Computer Equipment (0.32%)
Insight Enterprises Inc (a)(b)                                18,850                                         372,665
                                                                                                  -------------------

Retail - Leisure Products (1.08%)
MarineMax Inc (a)(b)                                          38,700                                       1,267,812
                                                                                                  -------------------

Schools (2.91%)
Laureate Education Inc (a)                                    31,660                                       1,585,849
Strayer Education Inc (b)                                     17,500                                       1,819,825
                                                                                                  -------------------
                                                                                                           3,405,674
                                                                                                  -------------------
Schools - Day Care (1.36%)
Bright Horizons Family Solutions Inc (a)                      39,900                                       1,584,828
                                                                                                  -------------------

Semiconductor Component - Integrated Circuits (4.28%)
Exar Corp (a)                                                 58,200                                         843,318
Integrated Device Technology Inc (a)                         141,900                                       2,159,718
Micrel Inc (a)(b)                                            120,400                                       1,545,936
Vimicro International Corp ADR (a)                            23,900                                         448,364
                                                                                                  -------------------
                                                                                                           4,997,336
                                                                                                  -------------------
Semiconductor Equipment (0.84%)
Entegris Inc (a)                                              96,900                                         986,442
                                                                                                  -------------------


Steel - Specialty (0.49%)
Allegheny Technologies Inc                                     8,260                                         572,748
                                                                                                  -------------------

Telecommunication Equipment - Fiber Optics (1.63%)
Essex Corp (a)(b)                                             56,000                                       1,194,480
Oplink Communications Inc (a)                                 36,900                                         711,432
                                                                                                  -------------------
                                                                                                           1,905,912
                                                                                                  -------------------
Telecommunication Services (0.79%)
NTELOS Holdings Corp (a)(b)                                   65,800                                         920,542
                                                                                                  -------------------

Therapeutics (0.85%)
BioMarin Pharmaceuticals Inc (a)                              22,400                                         275,520
Neopharm Inc (a)(b)                                           55,900                                         446,641
Renovis Inc (a)(b)                                            15,200                                         268,128
                                                                                                  -------------------
                                                                                                             990,289
                                                                                                  -------------------
Transactional Software (1.16%)
VeriFone Holdings Inc (a)                                     43,920                                       1,359,763
                                                                                                  -------------------

Transport - Marine (1.32%)
Kirby Corp (a)(b)                                             21,000                                       1,547,700
                                                                                                  -------------------

Transport - Services (0.91%)
UTI Worldwide Inc                                             34,200                                       1,066,698
                                                                                                  -------------------
TOTAL COMMON STOCKS                                                                            $         114,540,170
                                                                                                  -------------------
                                                          Principal
                                                            Amount                                      Value
                                                          ----------- --------------------------- -------------------
MONEY MARKET FUNDS (26.61%)
BNY Institutional Cash Reserve Fund (c)                   31,101,000                                      31,101,000
                                                                                                  -------------------
TOTAL MONEY MARKET FUNDS                                                                       $          31,101,000
                                                                                                  -------------------
Total Investments                                                                              $         145,641,170
Liabilities in Excess of Other Assets, Net - (24.61)%                                                   (28,763,370)
                                                                                                  -------------------
TOTAL NET ASSETS - 100.00%                                                                     $         116,877,800
                                                                                                  ===================
                                                                                                  -------------------

                                                                                                  ===================

(a)  Non-Income Producing Security
(b)  Security or a portion of the security was on loan at the end of the period.
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  21,288,018
Unrealized Depreciation                                 (1,958,880)
                                                 -------------------
Net Unrealized Appreciation (Depreciation)               19,329,138
Cost for federal income tax purposes                    126,312,032


Portfolio Summary (unaudited)
------------------------------------------------ -------------------
Sector                                                      Percent
------------------------------------------------ -------------------
Financial                                                    31.52%
Consumer, Non-cyclical                                       29.92%
Technology                                                   19.93%
Consumer, Cyclical                                           12.31%
Energy                                                       10.48%
Industrial                                                   10.11%
Communications                                                9.85%
Basic Materials                                               0.49%
Liabilities in Excess of Other Assets, Net                (-24.61%)
                                                 -------------------
TOTAL NET ASSETS                                            100.00%
                                                 ===================


Schedule of Investments
April 30, 2006 (unaudited)
Partners SmallCap Growth Fund II
                                                               Shares
                                                                Held                                       Value
                                                             ----------- --------------------------- -------------------
COMMON STOCKS (96.52%)
Aerospace & Defense Equipment (1.79%)
AAR Corp (a)(b)                                                 198,000                           $           5,282,640
BE Aerospace Inc (a)(b)                                         184,400                                       4,799,932
DRS Technologies Inc (a)                                         37,323                                       2,072,546
                                                                                                     -------------------
                                                                                                             12,155,118
                                                                                                     -------------------
Apparel Manufacturers (1.05%)
Phillips-Van Heusen (a)                                         178,200                                       7,163,640
                                                                                                     -------------------

Applications Software (2.96%)
MRO Software Inc (b)                                            130,445                                       2,481,064
Nuance Communications Inc (b)                                   424,700                                       5,448,901
PDF Solutions Inc (a)(b)                                         47,760                                         745,056
Progress Software Corp (a)(b)                                   272,700                                       7,523,793
Verint Systems Inc (b)                                          121,900                                       3,954,436
                                                                                                     -------------------
                                                                                                             20,153,250
                                                                                                     -------------------
Athletic Equipment (0.40%)
Nautilus Inc (a)                                                167,700                                       2,750,280
                                                                                                     -------------------

Auto/Truck Parts & Equipment - Original (0.12%)
American Axle & Manufacturing Holdings                           44,900                                         790,689
                                                                                                     -------------------

Batteries & Battery Systems (0.42%)
Energy Conversion Devices Inc (a)(b)                             56,600                                       2,830,566
                                                                                                     -------------------

Beverages - Non-alcoholic (0.42%)
Hansen Natural Corp (a)(b)                                       22,232                                       2,878,155
                                                                                                     -------------------

Building - Residential & Commercial (1.07%)
Hovnanian Enterprises Inc (b)                                    83,100                                       3,304,887
Technical Olympic USA Inc (a)                                   189,700                                       3,983,700
                                                                                                     -------------------
                                                                                                              7,288,587
                                                                                                     -------------------
Building Products - Cement & Aggregate (0.10%)
Eagle Materials Inc (a)                                          10,100                                         669,125
                                                                                                     -------------------

Building Products - Light Fixtures (0.76%)
Genlyte Group Inc (a)(b)                                         75,400                                       5,195,814
                                                                                                     -------------------

Commercial Banks (2.41%)
Prosperity Bancshares Inc (a)                                    66,200                                       2,158,120
Texas Capital Bancshares Inc (a)(b)                              92,569                                       2,134,641
UCBH Holdings Inc (a)                                           448,852                                       7,940,192
Wilshire Bancorp Inc (a)                                        127,489                                       2,325,400
Yardville National Bancorp (a)                                   51,128                                       1,848,277
                                                                                                     -------------------
                                                                                                             16,406,630
                                                                                                     -------------------
Commercial Services (0.21%)
Providence Service Corp/The (a)(b)                               44,700                                       1,400,004
                                                                                                     -------------------

Communications Software (0.23%)
Smith Micro Software Inc (b)                                    125,219                                       1,555,220
                                                                                                     -------------------


Computer Aided Design (0.53%)
Ansys Inc (b)                                                    64,115                                       3,619,292
                                                                                                     -------------------

Computer Services (3.04%)
CACI International Inc (a)(b)                                    98,190                                       6,140,803
Cognizant Technology Solutions Corp (b)                         168,660                                      10,728,463
Factset Research Systems Inc (a)                                 85,860                                       3,789,860
                                                                                                     -------------------
                                                                                                             20,659,126
                                                                                                     -------------------
Computers - Integrated Systems (0.96%)
Micros Systems Inc (b)                                           64,084                                       2,678,711
Radiant Systems Inc (a)(b)                                       76,900                                         999,700
Radisys Corp (a)(b)                                             135,000                                       2,856,600
                                                                                                     -------------------
                                                                                                              6,535,011
                                                                                                     -------------------
Consulting Services (1.22%)
CRA International Inc (a)(b)                                    101,500                                       4,949,140
DiamondCluster International Inc (a)(b)                         179,102                                       1,851,915
Navigant Consulting Inc (a)(b)                                   72,000                                       1,517,760
                                                                                                     -------------------
                                                                                                              8,318,815
                                                                                                     -------------------
Consumer Products - Miscellaneous (0.84%)
Central Garden and Pet Co (b)                                   115,600                                       5,694,456
                                                                                                     -------------------

Data Processing & Management (0.44%)
Fair Isaac Corp                                                  80,325                                       2,980,861
                                                                                                     -------------------

Decision Support Software (0.39%)
SPSS Inc (a)(b)                                                  75,349                                       2,626,666
                                                                                                     -------------------

Diagnostic Equipment (1.32%)
Gen-Probe Inc (b)                                                84,587                                       4,522,867
Immucor Inc (a)(b)                                              121,500                                       3,529,575
Neurometrix Inc (a)(b)                                           25,000                                         943,000
                                                                                                     -------------------
                                                                                                              8,995,442
                                                                                                     -------------------
Distribution & Wholesale (3.10%)
Aviall Inc (a)(b)                                                90,100                                       3,396,770
Beacon Roofing Supply Inc (a)(b)                                 64,000                                       2,368,000
LKQ Corp (a)(b)                                                 174,900                                       3,679,896
WESCO International Inc (b)                                     155,580                                      11,668,500
                                                                                                     -------------------
                                                                                                             21,113,166
                                                                                                     -------------------
Diversified Manufacturing Operations (1.53%)
ESCO Technologies Inc (a)(b)                                    204,900                                      10,388,430
                                                                                                     -------------------

Drug Delivery Systems (0.57%)
I-Flow Corp (a)(b)                                               81,108                                       1,109,557
Penwest Pharmaceuticals Co (a)(b)                               138,200                                       2,766,764
                                                                                                     -------------------
                                                                                                              3,876,321
                                                                                                     -------------------
E-Commerce - Products (1.40%)
Nutri/System Inc (a)(b)                                         140,700                                       9,547,902
                                                                                                     -------------------

Educational Software (0.53%)
Blackboard Inc (a)(b)                                           122,162                                       3,587,898
                                                                                                     -------------------

Electronic Components - Miscellaneous (1.38%)
Benchmark Electronics Inc (a)(b)                                272,825                                       7,448,123
International DisplayWorks Inc (a)(b)                            98,468                                         553,390
Technitrol Inc (a)                                               55,700                                       1,394,728
                                                                                                     -------------------
                                                                                                              9,396,241
                                                                                                     -------------------

Electronic Components - Semiconductors (3.11%)
Bookham Inc (a)(b)                                              197,800                                       1,204,602
Cree Inc (a)(b)                                                  50,600                                       1,508,892
Emcore Corp (a)(b)                                               16,200                                         172,692
Fairchild Semiconductor International Inc (b)                   129,500                                       2,676,765
Ikanos Communications Inc (a)(b)                                161,500                                       2,990,980
Microsemi Corp (a)(b)                                           301,000                                       8,223,320
Mindspeed Technologies Inc (a)(b)                                97,901                                         340,695
Silicon Image Inc (a)(b)                                        334,300                                       3,409,860
Sirf Technology Holdings Inc (a)(b)                              17,600                                         601,040
                                                                                                     -------------------
                                                                                                             21,128,846
                                                                                                     -------------------
Electronic Design Automation (0.25%)
Ansoft Corp (b)                                                  38,771                                       1,712,903
                                                                                                     -------------------

Electronic Security Devices (0.64%)
American Science & Engineering Inc (a)(b)                        36,801                                       3,154,214
Taser International Inc (a)(b)                                  110,987                                       1,187,561
                                                                                                     -------------------
                                                                                                              4,341,775
                                                                                                     -------------------
E-Marketing & Information (0.29%)
24/7 Real Media Inc (a)(b)                                      192,316                                       1,946,238
                                                                                                     -------------------

Energy - Alternate Sources (0.50%)
KFX Inc (a)(b)                                                  187,900                                       3,391,595
                                                                                                     -------------------

Engineering - Research & Development Services (0.56%)
EMCOR Group Inc (b)                                              76,700                                       3,838,835
                                                                                                     -------------------

Enterprise Software & Services (1.43%)
Neoware Inc (a)(b)                                              246,635                                       5,344,580
Opnet Technologies Inc (b)                                      123,900                                       1,525,209
Ultimate Software Group Inc (a)(b)                              111,700                                       2,856,169
                                                                                                     -------------------
                                                                                                              9,725,958
                                                                                                     -------------------
Entertainment Software (0.31%)
THQ Inc (a)(b)                                                   83,020                                       2,127,803
                                                                                                     -------------------

E-Services - Consulting (0.74%)
Digital Insight Corp (b)                                         85,602                                       2,952,413
WebSideStory Inc (a)(b)                                         122,147                                       2,098,485
                                                                                                     -------------------
                                                                                                              5,050,898
                                                                                                     -------------------
Fiduciary Banks (1.06%)
Investors Financial Services Corp                               150,800                                       7,217,288
                                                                                                     -------------------

Firearms & Ammunition (0.20%)
Smith & Wesson Holding Corp (a)(b)                              212,900                                       1,360,431
                                                                                                     -------------------

Footwear & Related Apparel (0.42%)
CROCS Inc (a)(b)                                                 11,300                                         337,870
Iconix Brand Group Inc (a)(b)                                   144,700                                       2,488,840
                                                                                                     -------------------
                                                                                                              2,826,710
                                                                                                     -------------------
Gambling (Non-Hotel) (0.21%)
Pinnacle Entertainment Inc (a)(b)                                51,300                                       1,400,490
                                                                                                     -------------------

Health Care Cost Containment (0.17%)
Healthspring Inc (a)(b)                                          70,100                                       1,191,700
                                                                                                     -------------------


Hotels & Motels (1.15%)
Morgans Hotel Group Co (a)(b)                                    49,800                                         896,400
Orient-Express Hotels Ltd                                       169,800                                       6,961,800
                                                                                                     -------------------
                                                                                                              7,858,200
                                                                                                     -------------------
Housewares (0.23%)
Lifetime Brands Inc                                              53,590                                       1,587,336
                                                                                                     -------------------

Human Resources (1.65%)
Gevity HR Inc (a)                                                52,900                                       1,359,001
Kenexa Corp (a)(b)                                               36,300                                       1,206,249
Korn/Ferry International (a)(b)                                  85,500                                       1,795,500
Labor Ready Inc (a)(b)                                          258,600                                       6,834,798
                                                                                                     -------------------
                                                                                                             11,195,548
                                                                                                     -------------------
Industrial Automation & Robots (0.71%)
Cognex Corp                                                     181,400                                       4,834,310
                                                                                                     -------------------

Industrial Gases (0.97%)
Airgas Inc                                                      163,500                                       6,613,575
                                                                                                     -------------------

Internet Connectivity Services (0.34%)
Internap Network Services Corp (b)                              303,400                                         397,454
Redback Networks Inc (a)(b)                                      84,176                                       1,885,542
                                                                                                     -------------------
                                                                                                              2,282,996
                                                                                                     -------------------
Internet Content - Information & News (0.17%)
TheStreet.com Inc (a)                                           112,632                                       1,172,499
                                                                                                     -------------------

Internet Infrastructure Equipment (0.20%)
Avocent Corp (b)                                                 50,300                                       1,355,082
                                                                                                     -------------------

Internet Infrastructure Software (0.48%)
Openwave Systems Inc (a)(b)                                      95,300                                       1,773,533
Opsware Inc (a)(b)                                              173,463                                       1,467,497
                                                                                                     -------------------
                                                                                                              3,241,030
                                                                                                     -------------------
Internet Security (0.95%)
RSA Security Inc (b)                                            188,100                                       3,938,814
Secure Computing Corp (a)(b)                                    236,300                                       2,540,225
                                                                                                     -------------------
                                                                                                              6,479,039
                                                                                                     -------------------
Internet Telephony (0.48%)
j2 Global Communications Inc (a)(b)                              66,900                                       3,284,121
                                                                                                     -------------------

Investment Management & Advisory Services (0.26%)
Calamos Asset Management Inc                                     45,304                                       1,755,983
                                                                                                     -------------------

Lasers - Systems & Components (0.44%)
II-VI Inc (b)                                                   137,769                                       2,984,077
                                                                                                     -------------------

Machinery - Construction & Mining (0.73%)
JLG Industries Inc                                              174,050                                       4,991,754
                                                                                                     -------------------

Machinery - General Industry (1.03%)
Middleby Corp (a)(b)                                             48,200                                       4,256,542
Wabtec Corp                                                      75,400                                       2,754,362
                                                                                                     -------------------
                                                                                                              7,010,904
                                                                                                     -------------------
Machinery Tools & Related Products (0.42%)
Kennametal Inc                                                   46,700                                       2,888,395
                                                                                                     -------------------

Medical  - Outpatient & Home Medical Care (0.12%)
NovaMed Inc (b)                                                 115,502                                         813,134
                                                                                                     -------------------

Medical - Biomedical/Gene (3.69%)
Affymetrix Inc (a)(b)                                            47,900                                       1,372,335
Alexion Pharmaceuticals Inc (a)(b)                               64,400                                       2,188,956
Charles River Laboratories International (b)                     40,232                                       1,900,962
Digene Corp (a)(b)                                               46,342                                       1,914,388
Illumina Inc (a)(b)                                              97,988                                       3,099,360
Incyte Corp (a)(b)                                              221,300                                         922,821
Keryx Biopharmaceuticals Inc (a)(b)                             109,300                                       1,861,379
Lifecell Corp (a)(b)                                             88,515                                       2,393,446
PDL BioPharma Inc (a)(b)                                        112,600                                       3,240,628
Serologicals Corp (a)(b)                                         63,500                                       1,976,120
Telik Inc (a)(b)                                                229,237                                       4,215,668
                                                                                                     -------------------
                                                                                                             25,086,063
                                                                                                     -------------------
Medical - Drugs (1.30%)
Cubist Pharmaceuticals Inc (b)                                   88,200                                       1,999,494
First Horizon Pharmaceutical Corp (a)(b)                        198,000                                       4,409,460
Salix Pharmaceuticals Ltd (a)(b)                                111,000                                       1,520,700
Vaxgen Inc (b)                                                  111,000                                         893,550
                                                                                                     -------------------
                                                                                                              8,823,204
                                                                                                     -------------------
Medical - Hospitals (1.01%)
Horizon Health Corp (a)(b)                                       81,956                                       1,712,880
United Surgical Partners International (a)(b)                   156,650                                       5,171,017
                                                                                                     -------------------
                                                                                                              6,883,897
                                                                                                     -------------------
Medical Imaging Systems (0.18%)
Merge Technologies Inc (a)(b)                                    98,400                                       1,243,776
                                                                                                     -------------------

Medical Information Systems (0.36%)
Allscripts Healthcare Solutions Inc (a)(b)                      145,100                                       2,471,053
                                                                                                     -------------------

Medical Instruments (1.45%)
Arthrocare Corp (a)(b)                                          134,500                                       6,096,885
DexCom Inc (a)(b)                                                65,300                                       1,642,948
DJ Orthopedics Inc (b)                                           26,400                                       1,049,664
Micrus Endovascular Corp (b)                                     77,500                                       1,091,975
                                                                                                     -------------------
                                                                                                              9,881,472
                                                                                                     -------------------
Medical Laboratory & Testing Service (0.21%)
Bio-Reference Labs Inc (a)(b)                                    75,369                                       1,439,548
                                                                                                     -------------------

Medical Laser Systems (0.19%)
Intralase Corp (a)(b)                                            59,500                                       1,278,060
                                                                                                     -------------------

Medical Products (1.01%)
ThermoGenesis Corp (b)                                          160,079                                         661,126
Viasys Healthcare Inc (a)(b)                                    213,700                                       6,214,396
                                                                                                     -------------------
                                                                                                              6,875,522
                                                                                                     -------------------
Motion Pictures & Services (0.28%)
Lions Gate Entertainment Corp (a)(b)                            195,150                                       1,906,615
                                                                                                     -------------------

MRI - Medical Diagnostic Imaging (0.04%)
Nighthawk Radiology Holdings Inc (a)(b)                          12,500                                         302,875
                                                                                                     -------------------

Networking Products (0.95%)
Atheros Communications Inc (a)(b)                                61,200                                       1,553,868
Foundry Networks Inc (a)(b)                                     183,600                                       2,608,956
Ixia (a)(b)                                                     202,400                                       2,287,120
                                                                                                     -------------------
                                                                                                              6,449,944
                                                                                                     -------------------
Oil - Field Services (3.67%)
Allis-Chalmers Energy Inc (b)                                    69,400                                       1,079,170
Core Laboratories NV (b)                                         14,400                                         882,000
Helix Energy Solutions Group Inc (a)(b)                          71,280                                       2,767,090
Hercules Offshore Inc (a)(b)                                     72,244                                       2,954,057
Hornbeck Offshore Services Inc (a)(b)                            34,700                                       1,246,077
Superior Energy Services (a)(b)                                 122,600                                       3,941,590
Tetra Technologies Inc (a)(b)                                   241,514                                      11,882,489
Warrior Energy Service Corp (b)                                   6,500                                         195,000
                                                                                                     -------------------
                                                                                                             24,947,473
                                                                                                     -------------------
Oil & Gas Drilling (1.17%)
Atwood Oceanics Inc (a)(b)                                       36,092                                       1,925,508
Bronco Drilling Co Inc (a)(b)                                    26,800                                         723,868
Patterson-UTI Energy Inc                                        163,100                                       5,277,916
                                                                                                     -------------------
                                                                                                              7,927,292
                                                                                                     -------------------
Oil Company - Exploration & Production (2.23%)
EXCO Resources Inc (a)(b)                                       156,500                                       2,007,895
KCS Energy Inc (a)(b)                                           273,400                                       8,024,290
Quicksilver Resources Inc (a)(b)                                124,150                                       5,144,776
                                                                                                     -------------------
                                                                                                             15,176,961
                                                                                                     -------------------
Oil Field Machinery & Equipment (0.31%)
Dresser-Rand Group Inc (b)                                       83,800                                       2,092,486
                                                                                                     -------------------

Patient Monitoring Equipment (0.47%)
Aspect Medical Systems Inc (a)(b)                               102,700                                       2,922,842
Visicu Inc (a)(b)                                                11,100                                         264,180
                                                                                                     -------------------
                                                                                                              3,187,022
                                                                                                     -------------------
Physical Therapy & Rehabilitation Centers (1.88%)
Psychiatric Solutions Inc (a)(b)                                386,398                                      12,774,318
                                                                                                     -------------------

Physician Practice Management (1.89%)
Matria Healthcare Inc (a)(b)                                     33,400                                       1,025,046
Pediatrix Medical Group Inc (b)                                 233,160                                      11,802,559
                                                                                                     -------------------
                                                                                                             12,827,605
                                                                                                     -------------------
Property & Casualty Insurance (0.24%)
Selective Insurance Group                                        11,100                                         617,826
United America Indemnity Ltd (b)                                 44,066                                       1,046,127
                                                                                                     -------------------
                                                                                                              1,663,953
                                                                                                     -------------------
REITS - Healthcare (0.89%)
Ventas Inc (a)                                                  184,600                                       6,030,882
                                                                                                     -------------------

REITS - Office Property (0.41%)
BioMed Realty Trust Inc                                         100,200                                       2,773,536
                                                                                                     -------------------

Rental - Auto & Equipment (0.89%)
Aaron Rents Inc (a)                                             124,800                                       3,352,128
H&E Equipment Services Inc (a)(b)                                76,770                                       2,680,041
                                                                                                     -------------------
                                                                                                              6,032,169
                                                                                                     -------------------
Respiratory Products (1.03%)
Resmed Inc (b)                                                  163,070                                       7,036,470
                                                                                                     -------------------

Retail - Apparel & Shoe (2.49%)
Aeropostale Inc (a)(b)                                          168,050                                       5,160,815
Cache Inc. (a)(b)                                                73,034                                       1,451,186

Childrens Place Retail Stores Inc/The (a)(b)                    120,000                                       7,413,600
DSW Inc (a)(b)                                                   50,800                                       1,590,040
Stein Mart Inc                                                    6,900                                         109,020
Wet Seal Inc/The (a)(b)                                         212,081                                       1,219,466
                                                                                                     -------------------
                                                                                                             16,944,127
                                                                                                     -------------------
Retail - Mail Order (0.07%)
Celebrate Express Inc (b)                                        37,065                                         505,937
                                                                                                     -------------------

Retail - Music Store (0.64%)
Guitar Center Inc (a)(b)                                         80,500                                       4,327,680
                                                                                                     -------------------

Retail - Pet Food & Supplies (0.48%)
Petco Animal Supplies Inc (a)(b)                                148,300                                       3,247,770
                                                                                                     -------------------

Retail - Petroleum Products (0.15%)
World Fuel Services Corp (a)                                     24,700                                         988,988
                                                                                                     -------------------

Retail - Restaurants (2.16%)
California Pizza Kitchen Inc (a)(b)                             175,600                                       5,548,960
Chipotle Mexican Grill Inc (a)(b)                                12,400                                         647,156
CKE Restaurants Inc (a)                                         363,900                                       5,760,537
Panera Bread Co (b)                                              36,950                                       2,740,951
                                                                                                     -------------------
                                                                                                             14,697,604
                                                                                                     -------------------
Retail - Sporting Goods (0.16%)
Hibbett Sporting Goods Inc (a)(b)                                35,152                                       1,065,457
                                                                                                     -------------------

Rubber & Plastic Products (0.16%)
PW Eagle Inc (a)                                                 35,400                                       1,080,408
                                                                                                     -------------------

Savings & Loans - Thrifts (0.70%)
Bankunited Financial Corp (a)                                    99,400                                       3,050,586
Harbor Florida Bancshares Inc                                    46,500                                       1,746,540
                                                                                                     -------------------
                                                                                                              4,797,126
                                                                                                     -------------------
Semiconductor Component - Integrated Circuits (1.05%)
Exar Corp (b)                                                   158,750                                       2,300,287
Power Integrations Inc (a)(b)                                   123,900                                       2,622,963
Standard Microsystems Corp (a)(b)                                96,500                                       2,248,450
                                                                                                     -------------------
                                                                                                              7,171,700
                                                                                                     -------------------
Semiconductor Equipment (2.20%)
Cohu Inc (a)                                                     73,300                                       1,406,627
Formfactor Inc (a)(b)                                            56,001                                       2,334,682
Nextest Systems Corp (b)                                         66,500                                       1,032,745
Photronics Inc (a)(b)                                           156,800                                       2,817,696
Rudolph Technologies Inc (a)(b)                                 225,805                                       3,743,847
Semitool Inc (a)(b)                                             196,716                                       1,827,491
Varian Semiconductor Equipment Associates Inc (b)                43,645                                       1,429,374
Veeco Instruments Inc (b)                                        16,900                                         404,755
                                                                                                     -------------------
                                                                                                             14,997,217

                                                                                                     -------------------
Steel - Producers (0.87%)
Steel Dynamics Inc (a)                                           94,700                                       5,913,068
                                                                                                     -------------------

Steel - Specialty (0.67%)
Allegheny Technologies Inc (a)                                   65,500                                       4,541,770
                                                                                                     -------------------


Storage & Warehousing (0.13%)
Mobile Mini Inc (a)(b)                                           26,200                                         864,076
                                                                                                     -------------------

Telecommunication Equipment (1.43%)
Arris Group Inc (a)(b)                                          216,000                                       2,559,600
Nice Systems Ltd ADR (b)                                        123,700                                       6,778,760
Tut Systems Inc (b)                                             134,900                                         403,351
                                                                                                     -------------------
                                                                                                              9,741,711
                                                                                                     -------------------
Telecommunication Equipment - Fiber Optics (0.60%)
Finisar Corp (a)(b)                                             422,900                                       1,987,630
Oplink Communications Inc (a)(b)                                108,000                                       2,082,240
                                                                                                     -------------------
                                                                                                              4,069,870
                                                                                                     -------------------
Telecommunication Services (0.44%)
NeuStar Inc (a)(b)                                               84,400                                       2,962,440
                                                                                                     -------------------

Therapeutics (1.09%)
Isis Pharmaceuticals Inc (a)(b)                                 177,400                                       1,522,092
Neurocrine Biosciences Inc (a)(b)                                36,061                                       2,068,459
Nuvelo Inc (a)(b)                                               124,900                                       2,044,613
Renovis Inc (a)(b)                                               99,300                                       1,751,652
                                                                                                     -------------------
                                                                                                              7,386,816
                                                                                                     -------------------
Toys (0.08%)
Marvel Entertainment Inc (a)(b)                                  26,300                                         513,113
                                                                                                     -------------------

Transport - Services (1.58%)
HUB Group Inc (a)(b)                                            115,000                                       5,654,550
UTI Worldwide Inc                                               164,200                                       5,121,398
                                                                                                     -------------------
                                                                                                             10,775,948

                                                                                                     -------------------
Transport - Truck (2.15%)
Forward Air Corp (a)                                             97,650                                       3,922,600
Landstar System Inc                                             168,200                                       7,146,818
Old Dominion Freight Line (a)(b)                                111,303                                       3,583,957
                                                                                                     -------------------
                                                                                                             14,653,375
                                                                                                     -------------------
Veterinary Diagnostics (1.47%)
VCA Antech Inc (a)(b)                                           321,100                                       9,982,999
                                                                                                     -------------------

Web Portals (0.22%)
Earthlink Inc (a)(b)                                            163,923                                       1,490,060
                                                                                                     -------------------

Wireless Equipment (0.23%)
Viasat Inc (a)(b)                                                51,000                                       1,536,630
                                                                                                     -------------------

Wound,Burn&Skin Care (0.14%)
NUCRYST Pharmaceuticals Corp (b)                                 74,991                                         944,887
                                                                                                     -------------------
TOTAL COMMON STOCKS                                                                               $         656,499,131
                                                                                                     -------------------
                                                             Principal
                                                               Amount                                      Value
                                                             ----------- --------------------------- -------------------
MONEY MARKET FUNDS (27.50%)
BNY Institutional Cash Reserve Fund (c)                      187,064,000                                    187,064,000
                                                                                                     -------------------
TOTAL MONEY MARKET FUNDS                                                                          $         187,064,000
                                                                                                     -------------------
Total Investments                                                                                 $         843,563,131
Liabilities in Excess of Other Assets, Net - (24.02)%                                                     (163,386,287)
                                                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                                                        $         680,176,844
                                                                                                     ===================
                                                                                                     -------------------

                                                                                                     ===================

(a)  Security or a portion of the security was on loan at the end of the period.
(b)  Non-Income Producing Security
(c)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                 160,166,978
Unrealized Depreciation                                (20,897,500)
                                                 -------------------
Net Unrealized Appreciation (Depreciation)              139,269,478
Cost for federal income tax purposes                    704,293,653


Portfolio Summary (unaudited)
------------------------------------------------ -------------------
Sector                                                      Percent
------------------------------------------------ -------------------
Financial                                                    33.48%
Consumer, Non-cyclical                                       24.46%
Technology                                                   17.80%
Industrial                                                   14.61%
Consumer, Cyclical                                           14.38%
Communications                                                8.91%
Energy                                                        7.87%
Basic Materials                                               2.51%
Liabilities in Excess of Other Assets, Net                (-24.02%)
                                                 -------------------
TOTAL NET ASSETS                                            100.00%
                                                 ===================


Schedule of Investments
April 30, 2006 (unaudited)
Partners SmallCap Growth Fund III
                                                                   Shares
                                                                    Held                                       Value
                                                                 ----------- --------------------------- -------------------
COMMON STOCKS (97.84%)
Apparel Manufacturers (3.07%)
Columbia Sportswear Co (a)(b)                                         4,100                           $             208,649
Polo Ralph Lauren Corp                                               34,300                                       2,082,696
Quiksilver Inc (a)(b)                                               313,600                                       4,286,912
                                                                                                         -------------------
                                                                                                                  6,578,257

                                                                                                         -------------------
Applications Software (0.48%)
Red Hat Inc (b)                                                      34,700                                       1,019,833
                                                                                                         -------------------

Audio & Video Products (1.41%)
Harman International Industries Inc                                  34,300                                       3,018,057
                                                                                                         -------------------

Batteries & Battery Systems (0.21%)
Energy Conversion Devices Inc (a)(b)                                  9,100                                         455,091
                                                                                                         -------------------

Broadcasting Services & Programming (0.56%)
CKX Inc (a)(b)                                                       84,800                                       1,196,528
                                                                                                         -------------------

Building - Heavy Construction (0.40%)
Granite Construction Inc                                             18,500                                         857,660
                                                                                                         -------------------

Building - Residential & Commercial (1.65%)
Meritage Homes Corp (b)                                              32,600                                       2,137,908
Technical Olympic USA Inc                                            66,775                                       1,402,275
                                                                                                         -------------------
                                                                                                                  3,540,183
                                                                                                         -------------------
Building & Construction - Miscellaneous (0.12%)
Dycom Industries Inc (a)(b)                                          11,300                                         247,583
                                                                                                         -------------------

Chemicals - Specialty (1.03%)
Symyx Technologies (b)                                               75,800                                       2,209,570
                                                                                                         -------------------

Commercial Banks (3.26%)
East West Bancorp Inc                                                44,300                                       1,757,381
SVB Financial Group (b)                                              81,900                                       4,158,063
Wintrust Financial Corp (a)                                          20,600                                       1,066,050
                                                                                                         -------------------
                                                                                                                  6,981,494
                                                                                                         -------------------
Commercial Services (1.88%)
Weight Watchers International Inc                                    81,700                                       4,031,895
                                                                                                         -------------------

Commercial Services - Finance (0.20%)
Morningstar Inc (b)                                                   9,800                                         416,892
                                                                                                         -------------------

Communications Software (0.45%)
Avid Technology Inc (a)(b)                                           24,900                                         959,895
                                                                                                         -------------------

Computer Aided Design (0.09%)
Parametric Technology Corp (b)                                       13,340                                         199,300
                                                                                                         -------------------

Computer Graphics (1.73%)
Pixar (b)                                                            57,700                                       3,709,533
                                                                                                         -------------------


Computer Services (0.58%)
Factset Research Systems Inc                                         13,000                                         573,820
Manhattan Associates Inc (b)                                         30,300                                         657,813
                                                                                                         -------------------
                                                                                                                  1,231,633
                                                                                                         -------------------
Computers - Integrated Systems (0.28%)
Jack Henry & Associates Inc                                          27,100                                         608,395
                                                                                                         -------------------

Computers  -Memory Devices (1.64%)
Maxtor Corp (b)                                                     284,800                                       2,756,864
Western Digital Corp (b)                                             36,000                                         757,440
                                                                                                         -------------------
                                                                                                                  3,514,304
                                                                                                         -------------------
Consulting Services (0.53%)
Huron Consulting Group Inc (b)                                       32,000                                       1,137,600
                                                                                                         -------------------

Data Processing & Management (1.05%)
SEI Investments Co                                                   52,200                                       2,241,468
                                                                                                         -------------------

Decision Support Software (1.70%)
Wind River Systems Inc (b)                                          318,700                                       3,636,367
                                                                                                         -------------------

Drug Delivery Systems (0.45%)
Depomed Inc (a)(b)                                                  152,400                                         968,502
                                                                                                         -------------------

Electronic Components - Miscellaneous (2.63%)
Flextronics International Ltd (b)                                   495,600                                       5,630,016
                                                                                                         -------------------

Electronic Components - Semiconductors (7.80%)
Altera Corp (a)(b)                                                  306,000                                       6,683,040
Cree Inc (a)(b)                                                     128,100                                       3,819,942
Intersil Corp                                                        45,400                                       1,344,294
Lattice Semiconductor Corp (b)                                      274,600                                       1,826,090
Pixelworks Inc (a)(b)                                               141,700                                         559,715
Skyworks Solutions Inc (a)(b)                                       345,100                                       2,467,465
                                                                                                         -------------------
                                                                                                                 16,700,546
                                                                                                         -------------------
Electronic Design Automation (1.46%)
Synopsys Inc (b)                                                    143,000                                       3,121,690
                                                                                                         -------------------

E-Marketing & Information (1.85%)
aQuantive Inc (a)(b)                                                158,200                                       3,964,492
                                                                                                         -------------------

Energy - Alternate Sources (0.05%)
Headwaters Inc (a)(b)                                                 3,000                                         101,040
                                                                                                         -------------------

Entertainment Software (1.72%)
Activision Inc (a)(b)                                                48,200                                         683,958
THQ Inc (a)(b)                                                      116,750                                       2,992,302
                                                                                                         -------------------
                                                                                                                  3,676,260
                                                                                                         -------------------
Finance - Investment Banker & Broker (4.32%)
E*Trade Financial Corp (b)                                          279,200                                       6,946,496
Friedman Billings Ramsey Group Inc (a)                               24,900                                         269,169
Jefferies Group Inc                                                  30,500                                       2,026,725
                                                                                                         -------------------
                                                                                                                  9,242,390
                                                                                                         -------------------
Finance - Mortgage Loan/Banker (1.02%)
Accredited Home Lenders Holding Co (a)(b)                            37,700                                       2,178,683
                                                                                                         -------------------


Finance - Other Services (0.17%)
Cbot Holdings Inc (a)(b)                                              3,500                                         370,825
                                                                                                         -------------------

Footwear & Related Apparel (1.13%)
CROCS Inc (a)(b)                                                     81,200                                       2,427,880
                                                                                                         -------------------

Hotels & Motels (0.82%)
Four Seasons Hotels Inc (a)                                          32,500                                       1,755,650
                                                                                                         -------------------

Identification Systems - Development (0.41%)
Identix Inc (b)                                                     118,100                                         875,121
                                                                                                         -------------------

Industrial Audio & Video Products (0.79%)
Sonic Solutions Inc (a)(b)                                           95,400                                       1,690,488
                                                                                                         -------------------

Instruments - Scientific (0.18%)
FEI Co (a)(b)                                                        17,500                                         380,450
                                                                                                         -------------------

Internet Application Software (1.00%)
eResearch Technology Inc (a)(b)                                     188,900                                       2,140,237
                                                                                                         -------------------

Internet Content - Information & News (1.48%)
CNET Networks Inc (b)                                               294,500                                       3,174,710
                                                                                                         -------------------

Internet Infrastructure Software (0.63%)
Openwave Systems Inc (a)(b)                                          72,200                                       1,343,642
                                                                                                         -------------------

Internet Security (1.16%)
Checkfree Corp (b)                                                   45,900                                       2,472,633
                                                                                                         -------------------

Investment Management & Advisory Services (2.31%)
Affiliated Managers Group (a)(b)                                     22,700                                       2,299,510
Calamos Asset Management Inc                                         36,300                                       1,406,988
Nuveen Investments Inc                                               25,600                                       1,231,872
                                                                                                         -------------------
                                                                                                                  4,938,370
                                                                                                         -------------------
Machinery - General Industry (0.18%)
Gardner Denver Inc (b)                                                5,100                                         380,103
                                                                                                         -------------------

Medical - Biomedical/Gene (1.97%)
Affymetrix Inc (a)(b)                                                62,900                                       1,802,085
Metabasis Therapeutics Inc (b)                                       21,061                                         177,081
Telik Inc (a)(b)                                                    122,100                                       2,245,419
                                                                                                         -------------------
                                                                                                                  4,224,585
                                                                                                         -------------------
Medical - Drugs (6.22%)
Cephalon Inc (a)(b)                                                 105,800                                       6,946,828
Cubist Pharmaceuticals Inc (b)                                      131,000                                       2,969,770
Endo Pharmaceuticals Holdings Inc (b)                               100,400                                       3,157,580
Kos Pharmaceuticals Inc (b)                                           4,800                                         232,320
                                                                                                         -------------------
                                                                                                                 13,306,498
                                                                                                         -------------------
Medical - Generic Drugs (1.26%)
Barr Pharmaceuticals Inc (b)                                         44,600                                       2,700,530
                                                                                                         -------------------

Medical - Hospitals (1.34%)
Universal Health Services Inc                                        56,400                                       2,864,556
                                                                                                         -------------------


Medical Instruments (0.74%)
Beckman Coulter Inc                                                  30,800                                       1,581,888
                                                                                                         -------------------

Medical Products (0.20%)
Vital Signs Inc                                                       8,800                                         437,360
                                                                                                         -------------------

Multimedia (0.10%)
Martha Stewart Living Omnimedia (b)                                  11,100                                         220,668
                                                                                                         -------------------

Networking Products (4.38%)
Polycom Inc (a)(b)                                                  426,300                                       9,378,600
                                                                                                         -------------------

Office Furnishings - Original (2.22%)
Herman Miller Inc                                                    78,500                                       2,417,015
Knoll Inc                                                           107,000                                       2,327,250
                                                                                                         -------------------
                                                                                                                  4,744,265
                                                                                                         -------------------
Office Supplies & Forms (0.34%)
John H Harland Co                                                    17,300                                         717,085
                                                                                                         -------------------

Oil - Field Services (1.08%)
Global Industries Ltd (b)                                           145,500                                       2,309,085
                                                                                                         -------------------

Oil & Gas Drilling (1.10%)
Patterson-UTI Energy Inc                                             72,800                                       2,355,808
                                                                                                         -------------------

Oil Company - Exploration & Production (1.96%)
EXCO Resources Inc (a)(b)                                           145,700                                       1,869,331
Range Resources Corp                                                  8,800                                         233,464
Ultra Petroleum Corp (b)                                             13,100                                         837,876
Whiting Petroleum Corp (a)(b)                                        29,700                                       1,254,825
                                                                                                         -------------------
                                                                                                                  4,195,496
                                                                                                         -------------------
REITS - Mortgage (1.12%)
CapitalSource Inc                                                    84,868                                       1,994,398
JER Investors Trust Inc                                              25,400                                         410,718
                                                                                                         -------------------
                                                                                                                  2,405,116
                                                                                                         -------------------
Retail - Apparel & Shoe (1.09%)
AnnTaylor Stores Corp (b)                                            56,000                                       2,090,480
Wet Seal Inc/The (b)                                                 42,300                                         243,225
                                                                                                         -------------------
                                                                                                                  2,333,705
                                                                                                         -------------------
Retail - Consumer Electronics (0.24%)
Circuit City Stores Inc                                              18,000                                         517,500
                                                                                                         -------------------

Retail - Gardening Products (0.26%)
Tractor Supply Co (b)                                                 8,600                                         557,194
                                                                                                         -------------------

Retail - Mail Order (0.82%)
Williams-Sonoma Inc (a)                                              42,000                                       1,758,540
                                                                                                         -------------------

Retail - Restaurants (1.23%)
Panera Bread Co (b)                                                  21,100                                       1,565,198
PF Chang's China Bistro Inc (a)(b)                                   25,000                                       1,065,250
                                                                                                         -------------------
                                                                                                                  2,630,448
                                                                                                         -------------------
Semiconductor Component - Integrated Circuits (0.61%)
Genesis Microchip Inc (a)(b)                                         82,900                                       1,303,188
                                                                                                         -------------------


Semiconductor Equipment (4.57%)
Brooks Automation Inc (b)                                           274,100                                       3,705,832
Novellus Systems Inc (b)                                             70,800                                       1,748,760
Teradyne Inc (a)(b)                                                 256,400                                       4,322,904
                                                                                                         -------------------
                                                                                                                  9,777,496
                                                                                                         -------------------
Telecommunication Equipment (3.98%)
Avaya Inc (b)                                                       504,000                                       6,048,000
Plantronics Inc (a)                                                  66,000                                       2,475,000
                                                                                                         -------------------
                                                                                                                  8,523,000
                                                                                                         -------------------
Therapeutics (3.99%)
CV Therapeutics Inc (a)(b)                                          101,700                                       2,018,745
Dendreon Corp (a)(b)                                                269,500                                       1,096,865
Medarex Inc (a)(b)                                                  423,700                                       5,088,637
Trimeris Inc (a)(b)                                                  30,800                                         346,192
                                                                                                         -------------------
                                                                                                                  8,550,439
                                                                                                         -------------------
Wireless Equipment (3.14%)
Interdigital Communications Corp (b)                                 38,200                                         967,224
RF Micro Devices Inc (a)(b)                                         617,900                                       5,746,470
                                                                                                         -------------------
                                                                                                                  6,713,694
                                                                                                         -------------------
TOTAL COMMON STOCKS                                                                                   $         209,432,010
                                                                                                         -------------------
                                                                 Principal
                                                                   Amount                                      Value
                                                                 ----------- --------------------------- -------------------
MONEY MARKET FUNDS (19.34%)
BNY Institutional Cash Reserve Fund (c)                          41,401,000                                      41,401,000
                                                                                                         -------------------
TOTAL MONEY MARKET FUNDS                                                                              $          41,401,000
                                                                                                         -------------------
Total Investments                                                                                     $         250,833,010
Liabilities in Excess of Other Assets, Net - (17.18)%                                                          (36,775,778)
                                                                                                         -------------------
TOTAL NET ASSETS - 100.00%                                                                            $         214,057,232
                                                                                                         ===================
                                                                                                         -------------------

                                                                                                         ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          29,350,241
Unrealized Depreciation                                 (6,320,734)
                                                 -------------------
Net Unrealized Appreciation (Depreciation)               23,029,507
Cost for federal income tax purposes                    227,803,503


Portfolio Summary (unaudited)
-------------------------------------------------- -------------------
Sector                                                        Percent
-------------------------------------------------- -------------------
Financial                                                      31.54%
Technology                                                     24.15%
Consumer, Non-cyclical                                         19.13%
Communications                                                 18.28%
Consumer, Cyclical                                             13.95%
Industrial                                                      4.91%
Energy                                                          4.19%
Basic Materials                                                 1.03%
Liabilities in Excess of Other Assets, Net                  (-17.18%)
                                                   -------------------
TOTAL NET ASSETS                                              100.00%
                                                   ===================



Schedule of Investments
April 30, 2006 (unaudited)
Partners SmallCap Value Fund
                                                                Shares
                                                                 Held                                      Value
                                                              ----------- -------------------------- -------------------
COMMON STOCKS (97.53%)
Aerospace & Defense Equipment (1.39%)
Curtiss-Wright Corp (a)                                            2,600                          $              86,164
DRS Technologies Inc (a)                                          53,500                                      2,970,855
Innovative Solutions & Support Inc (a)(b)                            873                                         13,811
Kaman Corp                                                        21,803                                        529,813
Moog Inc (b)                                                       4,019                                        150,511
Orbital Sciences Corp (b)                                         27,599                                        431,924
Triumph Group Inc (b)                                              1,693                                         79,673
                                                                                                     -------------------
                                                                                                              4,262,751
                                                                                                     -------------------
Agricultural Operations (0.01%)
Andersons Inc/The (a)                                                300                                         31,350
                                                                                                     -------------------

Airlines (0.41%)
Airtran Holdings Inc (a)(b)                                        5,440                                         76,051
Alaska Air Group Inc (b)                                          16,469                                        625,163
Continental Airlines Inc (a)(b)                                   10,952                                        285,190
Mesa Air Group Inc (a)(b)                                          3,100                                         32,643
World Air Holdings Inc (a)(b)                                     24,862                                        226,742
                                                                                                     -------------------
                                                                                                              1,245,789
                                                                                                     -------------------
Apparel Manufacturers (0.35%)
Guess ? Inc (a)(b)                                                 1,742                                         69,036
Phillips-Van Heusen                                               25,172                                      1,011,914
                                                                                                     -------------------
                                                                                                              1,080,950
                                                                                                     -------------------
Applications Software (0.02%)
EPIQ Systems Inc (a)(b)                                            3,580                                         62,328
                                                                                                     -------------------

Auction House & Art Dealer (0.81%)
Adesa Inc                                                         97,400                                      2,484,674
                                                                                                     -------------------

Audio & Video Products (0.02%)
Audiovox Corp (b)                                                  4,630                                         56,208
                                                                                                     -------------------

Auto/Truck Parts & Equipment - Original (0.87%)
BorgWarner Inc                                                    31,200                                      1,894,776
Hayes Lemmerz International Inc (b)                                2,271                                          7,585
Tenneco Inc (b)                                                   13,458                                        323,665
Titan International Inc (a)                                       23,876                                        460,568
                                                                                                     -------------------
                                                                                                              2,686,594
                                                                                                     -------------------
Auto/Truck Parts & Equipment - Replacement (0.08%)
Aftermarket Technology Corp (b)                                   10,227                                        260,788
                                                                                                     -------------------

B2B - E-Commerce (0.31%)
Agile Software Corp (a)(b)                                       136,955                                        954,576
                                                                                                     -------------------

Batteries & Battery Systems (0.72%)
Greatbatch Inc (b)                                                90,510                                      2,217,495
                                                                                                     -------------------

Building - Heavy Construction (0.50%)
Granite Construction Inc                                             700                                         32,452
Perini Corp (b)                                                    1,860                                         55,856

Washington Group International Inc                                25,839                                      1,436,907
                                                                                                     -------------------
                                                                                                              1,525,215
                                                                                                     -------------------
Building - Residential & Commercial (1.28%)
Beazer Homes USA Inc (a)                                          33,100                                      1,907,553
Ryland Group Inc (a)                                              32,200                                      2,032,142
                                                                                                     -------------------
                                                                                                              3,939,695
                                                                                                     -------------------
Building & Construction - Miscellaneous (1.05%)
Dycom Industries Inc (a)(b)                                      147,500                                      3,231,725
                                                                                                     -------------------

Building & Construction Products - Miscellaneous (0.10%)
NCI Building Systems Inc (a)(b)                                    4,800                                        311,952
                                                                                                     -------------------

Building Products - Air & Heating (0.06%)
Comfort Systems USA Inc (a)                                        8,226                                        125,529
Lennox International Inc                                           2,056                                         67,087
                                                                                                     -------------------
                                                                                                                192,616
                                                                                                     -------------------
Building Products - Cement & Aggregate (0.16%)
Texas Industries Inc                                               8,800                                        498,960
                                                                                                     -------------------

Building Products - Light Fixtures (0.09%)
Genlyte Group Inc (b)                                              3,900                                        268,749
                                                                                                     -------------------

Capacitors (0.00%)
Kemet Corp (b)                                                       642                                          6,940
                                                                                                     -------------------

Casino Services (0.01%)
Progressive Gaming International Corp (a)(b)                       2,100                                         22,869
                                                                                                     -------------------

Cellular Telecommunications (0.02%)
Syniverse Holdings Inc (b)                                         2,625                                         46,489
                                                                                                     -------------------

Chemicals - Diversified (0.14%)
FMC Corp                                                           6,900                                        438,564
                                                                                                     -------------------

Chemicals - Fibers (0.03%)
Wellman Inc (a)                                                   18,020                                         99,651
                                                                                                     -------------------

Chemicals - Plastics (0.10%)
PolyOne Corp (b)                                                   6,983                                         62,009
Schulman A Inc                                                     7,400                                        177,156
Spartech Corp                                                      3,183                                         75,214
                                                                                                     -------------------
                                                                                                                314,379
                                                                                                     -------------------
Chemicals - Specialty (2.18%)
Arch Chemicals Inc                                                10,320                                        304,027
Cytec Industries Inc (a)                                          75,400                                      4,559,438
HB Fuller Co                                                      11,802                                        617,245
Hercules Inc (b)                                                   6,342                                         90,120
Minerals Technologies Inc (a)                                      2,797                                        160,044
NewMarket Corp (a)                                                15,032                                        764,377
OM Group Inc (b)                                                   7,390                                        211,650
                                                                                                     -------------------
                                                                                                              6,706,901
                                                                                                     -------------------
Circuit Boards (0.09%)
Multi-Fineline Electronix Inc (a)(b)                               4,900                                        285,572
                                                                                                     -------------------


Collectibles (0.87%)
RC2 Corp (a)(b)                                                   67,200                                      2,657,088
                                                                                                     -------------------

Commercial Banks (3.37%)
Alabama National Bancorporation (a)                                4,600                                        316,848
Bancfirst Corp                                                     7,100                                        308,850
Bank Mutual Corp                                                  15,100                                        171,083
Capitol Bancorp Ltd                                                3,000                                        124,410
Cathay General Bancorp (a)                                         2,800                                        107,128
Chittenden Corp                                                    3,625                                         99,905
Citizens Banking Corp                                              7,861                                        205,565
Corus Bankshares Inc                                               7,300                                        488,662
CVB Financial Corp (a)                                             1,156                                         18,866
East West Bancorp Inc                                              2,100                                         83,307
First Bancorp/Puerto Rico (a)                                     28,100                                        297,860
First Merchants Corp                                               4,900                                        122,108
First Midwest Bancorp Inc/IL (a)                                   9,100                                        327,873
First Republic Bank/San Francisco CA                               4,950                                        215,424
Greater Bay Bancorp                                                5,900                                        162,958
MB Financial Inc (a)                                               4,000                                        141,520
Old Second Bancorp Inc (a)                                         7,400                                        227,920
Prosperity Bancshares Inc                                         14,100                                        459,660
Provident Bankshares Corp                                          5,000                                        173,800
Republic Bancorp Inc/MI                                            1,915                                         21,965
R-G Financial Corp (a)                                             8,847                                         92,274
S&T Bancorp Inc (a)                                               12,100                                        429,671
Santander BanCorp                                                  4,300                                        100,190
Sun Bancorp Inc/NJ (a)(b)                                          3,760                                         68,695
Susquehanna Bancshares Inc                                         1,400                                         33,418
SVB Financial Group (a)(b)                                        12,893                                        654,578
Texas Capital Bancshares Inc (b)                                  37,500                                        864,750
Trustmark Corp (a)                                                 6,980                                        219,242
UCBH Holdings Inc                                                175,500                                      3,104,595
Umpqua Holdings Corp (a)                                           5,500                                        145,200
United Community Banks Inc/GA (a)                                  2,355                                         69,755
Wintrust Financial Corp (a)                                        9,735                                        503,786
                                                                                                     -------------------
                                                                                                             10,361,866
                                                                                                     -------------------
Commercial Services (1.02%)
Quanta Services Inc (a)(b)                                       174,600                                      2,832,012
TeleTech Holdings Inc (b)                                         24,044                                        308,725
                                                                                                     -------------------
                                                                                                              3,140,737
                                                                                                     -------------------
Commercial Services - Finance (0.88%)
NCO Group Inc (b)                                                125,390                                      2,689,615
                                                                                                     -------------------

Communications Software (0.03%)
Ulticom Inc (b)                                                    8,666                                         86,920
                                                                                                     -------------------

Computer Aided Design (0.02%)
Ansys Inc (b)                                                        900                                         50,805
                                                                                                     -------------------

Computer Services (0.46%)
Ciber Inc (b)                                                     37,002                                        253,463
Manhattan Associates Inc (b)                                       5,987                                        129,978
Perot Systems Corp (b)                                             7,200                                        108,576
Reynolds & Reynolds Co/The                                        31,000                                        921,940
                                                                                                     -------------------
                                                                                                              1,413,957
                                                                                                     -------------------
Computers (0.21%)
Gateway Inc (b)                                                  114,620                                        252,164
Palm Inc (a)(b)                                                   12,180                                        275,268
PAR Technology Corp (a)(b)                                         7,580                                        126,889
                                                                                                     -------------------
                                                                                                                654,321
                                                                                                     -------------------
Computers - Integrated Systems (0.25%)
Agilysys Inc                                                      42,814                                        619,947
Radisys Corp (b)                                                   6,976                                        147,612
                                                                                                     -------------------
                                                                                                                767,559
                                                                                                     -------------------
Computers  -Memory Devices (0.48%)
Advanced Digital Information Corp (b)                             91,600                                        777,684
Komag Inc (a)(b)                                                  10,665                                        448,357
Quantum Corp (b)                                                  68,610                                        234,646
                                                                                                     -------------------
                                                                                                              1,460,687
                                                                                                     -------------------
Computers - Peripheral Equipment (1.41%)
Electronics for Imaging (b)                                      157,900                                      4,335,934
                                                                                                     -------------------

Computers - Voice Recognition (0.03%)
Talx Corp                                                          3,021                                         78,576
                                                                                                     -------------------

Consulting Services (1.84%)
FTI Consulting Inc (a)(b)                                        113,700                                      3,267,738
Navigant Consulting Inc (a)(b)                                   112,900                                      2,379,932
                                                                                                     -------------------
                                                                                                              5,647,670
                                                                                                     -------------------
Consumer Products - Miscellaneous (0.08%)
Central Garden and Pet Co (b)                                      4,700                                        231,522

                                                                                                                231,522
                                                                                                     -------------------
Containers - Metal & Glass (0.71%)
Crown Holdings Inc (b)                                            15,584                                        249,812
Owens-Illinois Inc (b)                                           106,200                                      1,941,336
                                                                                                     -------------------
                                                                                                              2,191,148
                                                                                                     -------------------
Cosmetics & Toiletries (0.01%)
Chattem Inc (a)(b)                                                   473                                         17,042
Elizabeth Arden Inc (a)(b)                                           304                                          6,950
                                                                                                     -------------------
                                                                                                                 23,992
                                                                                                     -------------------
Data Processing & Management (1.02%)
Acxiom Corp (a)                                                  120,800                                      3,131,136
                                                                                                     -------------------

Decision Support Software (0.00%)
SPSS Inc (b)                                                         300                                         10,458
                                                                                                     -------------------

Dental Supplies & Equipment (0.08%)
Sybron Dental Specialties Inc (b)                                  5,291                                        248,889
                                                                                                     -------------------

Distribution & Wholesale (1.91%)
Bell Microproducts Inc (a)(b)                                     28,103                                        182,669
Brightpoint Inc (b)                                                6,402                                        214,339
Building Material Holding Corp (a)                                18,500                                        618,270
Owens & Minor Inc                                                 86,400                                      2,753,568
Scansource Inc (a)(b)                                             26,400                                      1,652,640
United Stationers Inc (b)                                          8,000                                        429,200
                                                                                                     -------------------
                                                                                                              5,850,686
                                                                                                     -------------------
Diversified Manufacturing Operations (1.65%)
AO Smith Corp                                                     20,116                                        953,901
Blount International Inc (b)                                      13,928                                        215,745
EnPro Industries Inc (b)                                          13,595                                        501,383
Griffon Corp (a)(b)                                               16,300                                        434,721

Pentair Inc                                                       72,100                                      2,759,988
Tredegar Corp                                                     11,985                                        192,479
                                                                                                     -------------------
                                                                                                              5,058,217
                                                                                                     -------------------
Diversified Operations (0.08%)
Resource America Inc (a)                                          12,200                                        245,342
                                                                                                     -------------------

Diversified Operations & Commercial Services (0.02%)
Volt Information Sciences Inc (b)                                  2,282                                         71,609
                                                                                                     -------------------

E-Commerce - Products (0.02%)
Stamps.com Inc (a)(b)                                              2,074                                         58,487
                                                                                                     -------------------

E-Commerce - Services (0.05%)
Homestore Inc (a)(b)                                              25,982                                        159,529
                                                                                                     -------------------

Electric - Integrated (1.89%)
Allete Inc                                                        35,400                                      1,655,658
CMS Energy Corp (a)(b)                                            34,864                                        464,389
El Paso Electric Co (b)                                           26,520                                        523,770
PNM Resources Inc                                                 79,100                                      2,002,021
Sierra Pacific Resources (b)                                      59,803                                        844,418
UIL Holdings Corp (a)                                              5,687                                        315,913
                                                                                                     -------------------
                                                                                                              5,806,169
                                                                                                     -------------------
Electronic Components - Miscellaneous (0.20%)
Benchmark Electronics Inc (b)                                      5,523                                        150,778
CTS Corp (a)                                                      21,977                                        310,095
OSI Systems Inc (b)                                                3,967                                         75,611
Plexus Corp (a)(b)                                                 1,285                                         55,975
Technitrol Inc                                                       500                                         12,520
                                                                                                     -------------------
                                                                                                                604,979
                                                                                                     -------------------
Electronic Components - Semiconductors (0.30%)
Actel Corp (a)(b)                                                 16,860                                        270,940
Integrated Silicon Solution Inc (b)                               20,960                                        138,546
MIPS Technologies Inc (a)(b)                                       4,600                                         34,086
Omnivision Technologies Inc (a)(b)                                 6,800                                        197,744
Pixelworks Inc (b)                                                17,155                                         67,762
Skyworks Solutions Inc (a)(b)                                     22,276                                        159,273
Supertex Inc (b)                                                   1,000                                         38,620
                                                                                                     -------------------
                                                                                                                906,971
                                                                                                     -------------------
Electronic Connectors (0.21%)
Thomas & Betts Corp (b)                                           11,100                                        632,145
                                                                                                     -------------------

Electronic Measurement Instruments (0.23%)
Analogic Corp                                                      1,000                                         63,090
Itron Inc (a)(b)                                                   9,600                                        643,680
                                                                                                     -------------------
                                                                                                                706,770
                                                                                                     -------------------
Electronic Security Devices (0.01%)
American Science & Engineering Inc (a)(b)                            315                                         26,999
                                                                                                     -------------------

Electronics - Military (0.01%)
EDO Corp                                                           1,500                                         39,195
                                                                                                     -------------------

Engineering - Research & Development Services (1.18%)
EMCOR Group Inc (a)(b)                                            15,202                                        760,860
Shaw Group Inc/The (b)                                            78,800                                      2,411,280

URS Corp (b)                                                      10,700                                        460,849
                                                                                                     -------------------
                                                                                                              3,632,989
                                                                                                     -------------------
Enterprise Software & Services (0.83%)
Hyperion Solutions Corp (b)                                       79,450                                      2,432,759
Mantech International Corp (a)(b)                                  3,600                                        118,908
                                                                                                     -------------------
                                                                                                              2,551,667
                                                                                                     -------------------
Environmental Consulting & Engineering (1.05%)
Tetra Tech Inc (a)(b)                                            165,925                                      3,223,923
                                                                                                     -------------------

E-Services - Consulting (0.22%)
Digital Insight Corp (b)                                          19,725                                        680,315
                                                                                                     -------------------

Finance - Consumer Loans (0.09%)
World Acceptance Corp (a)(b)                                       9,623                                        277,046
                                                                                                     -------------------

Finance - Credit Card (0.15%)
CompuCredit Corp (a)(b)                                           11,836                                        472,848
                                                                                                     -------------------

Finance - Investment Banker & Broker (0.94%)
Investment Technology Group Inc (b)                               23,840                                      1,263,281
Knight Capital Group Inc (a)(b)                                   28,530                                        478,163
Piper Jaffray Cos (a)(b)                                          16,232                                      1,134,617
                                                                                                     -------------------
                                                                                                              2,876,061
                                                                                                     -------------------
Finance - Leasing Company (0.35%)
Financial Federal Corp (a)                                        38,050                                      1,080,620
                                                                                                     -------------------

Finance - Mortgage Loan/Banker (1.75%)
Doral Financial Corp (a)                                          52,097                                        412,087
Federal Agricultural Mortgage Corp (a)                               760                                         21,865
IndyMac Bancorp Inc (a)                                          102,300                                      4,943,136
                                                                                                     -------------------
                                                                                                              5,377,088
                                                                                                     -------------------
Finance - Other Services (0.30%)
Asset Acceptance Capital Corp (a)(b)                              16,900                                        353,041
Nasdaq Stock Market Inc/The (a)(b)                                15,066                                        563,770
                                                                                                     -------------------
                                                                                                                916,811
                                                                                                     -------------------
Financial Guarantee Insurance (0.15%)
Triad Guaranty Inc (a)(b)                                          8,200                                        447,064
                                                                                                     -------------------

Food - Miscellaneous/Diversified (1.18%)
Chiquita Brands International Inc                                 13,687                                        222,003
Corn Products International Inc (a)                               25,553                                        715,484
Ralcorp Holdings Inc (a)(b)                                       72,100                                      2,687,888
                                                                                                     -------------------
                                                                                                              3,625,375
                                                                                                     -------------------
Food - Wholesale & Distribution (0.12%)
Nash Finch Co                                                     10,340                                        238,854
Spartan Stores Inc                                                 8,950                                        123,599
                                                                                                     -------------------
                                                                                                                362,453
                                                                                                     -------------------
Footwear & Related Apparel (1.74%)
Wolverine World Wide Inc (a)                                     215,000                                      5,340,600
                                                                                                     -------------------

Funeral Services & Related Items (0.09%)
Alderwoods Group Inc (b)                                          11,012                                        209,889
Stewart Enterprises Inc                                           12,400                                         71,920
                                                                                                     -------------------
                                                                                                                281,809
                                                                                                     -------------------

Gas - Distribution (0.71%)
Energen Corp                                                       6,628                                        233,770
New Jersey Resources Corp                                          4,229                                        187,218
Nicor Inc (a)                                                        214                                          8,476
Peoples Energy Corp (a)                                            4,073                                        147,972
WGL Holdings Inc (a)                                              54,800                                      1,612,216
                                                                                                     -------------------
                                                                                                              2,189,652
                                                                                                     -------------------
Gold Mining (0.02%)
Royal Gold Inc (a)                                                 1,888                                         64,702
                                                                                                     -------------------

Golf (0.83%)
Callaway Golf Co (a)                                             159,500                                      2,548,810
                                                                                                     -------------------

Human Resources (0.24%)
Hudson Highland Group Inc (b)                                      3,083                                         62,122
Kelly Services Inc                                                 8,199                                        226,866
Kforce Inc (b)                                                     4,074                                         57,240
MPS Group Inc (a)(b)                                               8,900                                        142,044
Spherion Corp (b)                                                 24,846                                        262,871
                                                                                                     -------------------
                                                                                                                751,143
                                                                                                     -------------------
Identification Systems - Development (0.16%)
Checkpoint Systems Inc (b)                                        11,778                                        310,350
Paxar Corp (a)(b)                                                  8,600                                        187,824
                                                                                                     -------------------
                                                                                                                498,174
                                                                                                     -------------------
Instruments - Scientific (0.20%)
Varian Inc (a)(b)                                                 14,525                                        628,497
                                                                                                     -------------------

Insurance Brokers (0.66%)
Hilb Rogal & Hobbs Co (a)                                         49,700                                      2,031,736
                                                                                                     -------------------

Internet Application Software (0.01%)
Stellent Inc (a)                                                   2,120                                         27,157
                                                                                                     -------------------

Internet Connectivity Services (0.28%)
Redback Networks Inc (a)(b)                                       37,923                                        849,475
                                                                                                     -------------------

Internet Content - Entertainment (0.06%)
Alloy Inc (a)(b)                                                   7,001                                         87,233
NetFlix Inc (a)(b)                                                 2,922                                         86,608
                                                                                                     -------------------
                                                                                                                173,841
                                                                                                     -------------------
Internet Content - Information & News (0.02%)
Infospace Inc (b)                                                    443                                         11,310
ProQuest Co (a)(b)                                                 3,200                                         50,240
                                                                                                     -------------------
                                                                                                                 61,550
                                                                                                     -------------------
Internet Financial Services (0.38%)
Netbank Inc                                                      166,563                                      1,165,941
                                                                                                     -------------------

Internet Infrastructure Equipment (0.75%)
Avocent Corp (b)                                                  85,900                                      2,314,146
                                                                                                     -------------------

Internet Security (0.15%)
Blue Coat Systems Inc (a)(b)                                       4,797                                        104,382
Internet Security Systems (a)(b)                                   1,900                                         42,636
SonicWALL Inc (b)                                                 15,820                                        134,312
Vasco Data Security International (a)(b)                          19,947                                        186,704
                                                                                                     -------------------
                                                                                                                468,034
                                                                                                     -------------------

Internet Telephony (0.04%)
j2 Global Communications Inc (a)(b)                                2,800                                        137,452
                                                                                                     -------------------

Intimate Apparel (0.18%)
Warnaco Group Inc/The (b)                                         24,452                                        544,791
                                                                                                     -------------------

Investment Management & Advisory Services (0.38%)
Affiliated Managers Group (a)(b)                                   7,100                                        719,230
GAMCO Investors Inc (a)                                           11,268                                        433,593
                                                                                                     -------------------
                                                                                                              1,152,823
                                                                                                     -------------------
Lasers - Systems & Components (0.17%)
Cymer Inc (a)(b)                                                   1,400                                         72,366
Electro Scientific Industries Inc (b)                              1,600                                         32,048
Rofin-Sinar Technologies Inc (b)                                   7,500                                        420,825
                                                                                                     -------------------
                                                                                                                525,239
                                                                                                     -------------------
Leisure & Recreation Products (0.14%)
K2 Inc (a)(b)                                                     36,696                                        432,646
                                                                                                     -------------------

Life & Health Insurance (1.57%)
American Equity Investment Life Holding Co (a)                        69                                            936
AmerUs Group Co                                                    5,700                                        334,305
Delphi Financial Group                                            10,700                                        560,573
Phoenix Cos Inc/The (a)                                          112,501                                      1,708,890
Stancorp Financial Group Inc                                      40,900                                      2,018,006
Universal American Financial Corp (b)                             13,800                                        203,412
                                                                                                     -------------------
                                                                                                              4,826,122
                                                                                                     -------------------
Lottery Services (1.25%)
GTECH Holdings Corp (a)                                          112,200                                      3,832,752
                                                                                                     -------------------

Machinery - Electrical (0.03%)
Regal-Beloit Corp                                                  2,164                                        100,972
                                                                                                     -------------------

Machinery - Farm (0.33%)
AGCO Corp (b)                                                     35,025                                        829,042
Gehl Co (a)(b)                                                     5,278                                        189,374
                                                                                                     -------------------
                                                                                                              1,018,416
                                                                                                     -------------------
Machinery - General Industry (0.24%)
Gardner Denver Inc (b)                                             6,500                                        484,445
Intevac Inc (b)                                                    9,183                                        258,042
                                                                                                     -------------------
                                                                                                                742,487
                                                                                                     -------------------
Machinery - Material Handling (0.21%)
Cascade Corp                                                      15,622                                        648,313
                                                                                                     -------------------

Machinery - Pumps (0.20%)
Flowserve Corp (b)                                                 8,700                                        500,424
Tecumseh Products Co (a)                                           5,500                                        126,225
                                                                                                     -------------------
                                                                                                                626,649
                                                                                                     -------------------
Machinery Tools & Related Products (0.05%)
Kennametal Inc                                                     2,600                                        160,810
                                                                                                     -------------------

Medical  - Outpatient & Home Medical Care (1.00%)
Amsurg Corp (a)(b)                                               100,000                                      2,554,000
Gentiva Health Services Inc (b)                                    6,982                                        118,275
Res-Care Inc (a)(b)                                               20,014                                        410,888
                                                                                                     -------------------
                                                                                                              3,083,163
                                                                                                     -------------------

Medical - Biomedical/Gene (0.24%)
Applera Corp - Celera Genomics Group (a)(b)                        7,434                                         89,134
Arqule Inc (a)(b)                                                 10,078                                         62,383
Serologicals Corp (a)(b)                                          18,342                                        570,803
                                                                                                     -------------------
                                                                                                                722,320
                                                                                                     -------------------
Medical - Drugs (0.94%)
First Horizon Pharmaceutical Corp (a)(b)                         129,600                                      2,886,192
                                                                                                     -------------------

Medical - Generic Drugs (0.02%)
Alpharma Inc (a)                                                   1,941                                         50,951
                                                                                                     -------------------

Medical - Hospitals (2.03%)
LifePoint Hospitals Inc (a)(b)                                   129,318                                      4,099,381
Triad Hospitals Inc (b)                                           51,600                                      2,125,920
                                                                                                     -------------------
                                                                                                              6,225,301
                                                                                                     -------------------
Medical - Nursing Homes (0.12%)
Genesis HealthCare Corp (b)                                        1,900                                         89,813
Kindred Healthcare Inc (b)                                        11,300                                        274,138
                                                                                                     -------------------
                                                                                                                363,951
                                                                                                     -------------------
Medical Imaging Systems (0.06%)
IRIS International Inc (a)(b)                                     15,711                                        186,018
                                                                                                     -------------------

Medical Instruments (0.00%)
Conmed Corp (a)(b)                                                   400                                          8,724
                                                                                                     -------------------

Medical Laboratory & Testing Service (1.09%)
Covance Inc (b)                                                   57,500                                      3,355,125
                                                                                                     -------------------

Medical Laser Systems (0.02%)
LCA-Vision Inc (a)                                                   900                                         50,544
                                                                                                     -------------------

Medical Products (1.02%)
Cantel Medical Corp (a)(b)                                           243                                          3,570
Mentor Corp (a)                                                   72,300                                      3,132,759
                                                                                                     -------------------
                                                                                                              3,136,329
                                                                                                     -------------------
Metal - Aluminum (0.15%)
Century Aluminum Co (a)(b)                                         9,983                                        475,291
                                                                                                     -------------------

Metal - Iron (0.01%)
Cleveland-Cliffs Inc (a)                                             300                                         25,677
                                                                                                     -------------------

Metal Processors & Fabrication (0.35%)
Commercial Metals Co                                               9,400                                        511,360
Mueller Industries Inc                                               550                                         20,834
Quanex Corp                                                        4,750                                        203,110
Sun Hydraulics Corp                                               15,848                                        334,076
                                                                                                     -------------------
                                                                                                              1,069,380
                                                                                                     -------------------
Metal Products - Distribution (0.06%)
AM Castle & Co (a)                                                 5,525                                        199,453
                                                                                                     -------------------

Motion Pictures & Services (1.39%)
Macrovision Corp (a)(b)                                          186,100                                      4,261,690
                                                                                                     -------------------

Multi-line Insurance (1.91%)
HCC Insurance Holdings Inc (a)                                   154,950                                      5,189,276
Horace Mann Educators Corp                                         1,900                                         33,079

United Fire & Casualty Co (a)                                     21,800                                        652,692
                                                                                                     -------------------
                                                                                                              5,875,047
                                                                                                     -------------------
Multimedia (0.03%)
Entravision Communications Corp (a)(b)                            10,243                                         85,836
                                                                                                     -------------------

Networking Products (2.11%)
Aeroflex Inc (a)(b)                                               28,751                                        362,550
Anixter International Inc (a)                                    115,198                                      5,856,666
Black Box Corp                                                     4,694                                        220,243
Foundry Networks Inc (b)                                           2,691                                         38,239
                                                                                                     -------------------
                                                                                                              6,477,698
                                                                                                     -------------------
Non-Ferrous Metals (0.60%)
RTI International Metals Inc (a)(b)                               14,823                                        891,455
Titanium Metals Corp (a)(b)                                        6,518                                        467,015
USEC Inc (a)                                                      37,900                                        481,330
                                                                                                     -------------------
                                                                                                              1,839,800
                                                                                                     -------------------
Non-hazardous Waste Disposal (0.07%)
Casella Waste Systems Inc (a)(b)                                   8,088                                        125,768
Waste Connections Inc (a)(b)                                       2,100                                         80,850
                                                                                                     -------------------
                                                                                                                206,618
                                                                                                     -------------------
Office Automation & Equipment (0.26%)
IKON Office Solutions Inc                                         61,368                                        810,058
                                                                                                     -------------------

Office Supplies & Forms (0.00%)
Standard Register Co/The (a)                                         964                                         13,159
                                                                                                     -------------------

Oil - Field Services (1.00%)
Helix Energy Solutions Group Inc (b)                               7,588                                        294,566
Oceaneering International Inc (b)                                    300                                         18,309
SEACOR Holdings Inc (a)(b)                                        27,800                                      2,458,910
Tetra Technologies Inc (b)                                         6,296                                        309,763
                                                                                                     -------------------
                                                                                                              3,081,548
                                                                                                     -------------------
Oil & Gas Drilling (1.27%)
Helmerich & Payne Inc                                             53,500                                      3,891,590
Todco                                                                500                                         22,935
                                                                                                     -------------------
                                                                                                              3,914,525
                                                                                                     -------------------
Oil Company - Exploration & Production (1.11%)
Callon Petroleum Co (a)(b)                                        15,601                                        322,005
Cimarex Energy Co (a)                                             21,488                                        922,909
Denbury Resources Inc (b)                                         14,400                                        469,440
Encore Acquisition Co (b)                                          6,500                                        199,160
Forest Oil Corp (b)                                               13,700                                        501,009
PetroHawk Energy Corp (a)(b)                                       8,981                                        112,981
Range Resources Corp                                              18,974                                        503,380
Swift Energy Co (a)(b)                                             8,800                                        372,768
                                                                                                     -------------------
                                                                                                              3,403,652

                                                                                                     -------------------
Oil Company - Integrated (0.02%)
Occidental Petroleum Corp                                            577                                         59,281
                                                                                                     -------------------

Oil Field Machinery & Equipment (0.09%)
Lone Star Technologies Inc (b)                                       507                                         26,876
Maverick Tube Corp (a)(b)                                          4,464                                        242,931
                                                                                                     -------------------
                                                                                                                269,807
                                                                                                     -------------------
Oil Refining & Marketing (0.78%)
Giant Industries Inc (b)                                           1,000                                         71,880

Tesoro Corp                                                       33,100                                      2,314,352
                                                                                                     -------------------
                                                                                                              2,386,232
                                                                                                     -------------------
Paper & Related Products (0.55%)
Bowater Inc (a)                                                   10,039                                        273,763
Caraustar Industries Inc (a)(b)                                   42,222                                        418,420
Glatfelter                                                        29,432                                        550,967
Potlatch Corp                                                      2,132                                         83,020
Wausau Paper Corp                                                 25,115                                        361,154
                                                                                                     -------------------
                                                                                                              1,687,324

                                                                                                     -------------------
Physical Therapy & Rehabilitation Centers (0.02%)
RehabCare Group Inc (b)                                            3,141                                         51,607
                                                                                                     -------------------

Physician Practice Management (0.09%)
Matria Healthcare Inc (a)(b)                                       8,200                                        251,658
Pediatrix Medical Group Inc (b)                                      404                                         20,450
                                                                                                     -------------------
                                                                                                                272,108
                                                                                                     -------------------
Power Converter & Supply Equipment (0.01%)
Artesyn Technologies Inc (a)(b)                                    3,511                                         38,586
                                                                                                     -------------------

Printing - Commercial (0.53%)
Valassis Communications Inc (a)(b)                                55,500                                      1,624,485
                                                                                                     -------------------

Private Corrections (0.17%)
Corrections Corp of America (a)(b)                                11,500                                        516,120
                                                                                                     -------------------

Property & Casualty Insurance (2.87%)
First American Corp                                               72,100                                      3,071,460
Infinity Property & Casualty Corp                                  2,697                                        120,933
LandAmerica Financial Group Inc (a)                                6,688                                        464,013
Ohio Casualty Corp                                                18,921                                        561,008
Philadelphia Consolidated Holding Co (b)                           6,600                                        218,658
PMA Capital Corp (b)                                              23,629                                        231,092
ProAssurance Corp (a)(b)                                             600                                         30,228
RLI Corp (a)                                                      34,100                                      1,691,360
Safety Insurance Group Inc                                        16,900                                        782,301
Selective Insurance Group                                         16,600                                        923,956
Stewart Information Services Corp                                  1,600                                         69,120
Tower Group Inc (a)                                                5,996                                        153,977
Zenith National Insurance Corp                                    11,172                                        492,909
                                                                                                     -------------------
                                                                                                              8,811,015
                                                                                                     -------------------
Publishing - Books (0.18%)
Scholastic Corp (a)(b)                                            20,820                                        552,563
                                                                                                     -------------------

Racetracks (0.05%)
Speedway Motorsports Inc                                           3,756                                        143,028
                                                                                                     -------------------

Radio (0.23%)
Cox Radio Inc (a)(b)                                              18,550                                        239,481
Cumulus Media Inc (a)(b)                                           9,500                                        100,320
Radio One Inc - Class D (b)                                       52,318                                        376,166
                                                                                                     -------------------
                                                                                                                715,967
                                                                                                     -------------------
Real Estate Magagement & Services (1.03%)
Jones Lang LaSalle Inc                                            17,500                                      1,483,300
Trammell Crow Co (b)                                              43,300                                      1,685,669
                                                                                                     -------------------
                                                                                                              3,168,969
                                                                                                     -------------------

Real Estate Operator & Developer (0.07%)
Affordable Residential Communities (a)                            23,776                                        218,264
                                                                                                     -------------------

Recycling (0.38%)
Aleris International Inc (b)                                       2,105                                         97,356
Metal Management Inc (a)                                          32,842                                      1,065,723
                                                                                                     -------------------
                                                                                                              1,163,079
                                                                                                     -------------------
REITS - Diversified (0.08%)
Entertainment Properties Trust                                     2,600                                        106,262
PS Business Parks Inc                                              2,800                                        145,460
                                                                                                     -------------------
                                                                                                                251,722
                                                                                                     -------------------
REITS - Healthcare (0.39%)
Omega Healthcare Investors Inc                                    24,700                                        315,913
Senior Housing Properties Trust (a)                               30,737                                        527,754
Universal Health Realty Income Trust (a)                          11,400                                        366,624
                                                                                                     -------------------
                                                                                                              1,210,291

                                                                                                     -------------------
REITS - Hotels (1.11%)
Ashford Hospitality Trust Inc                                     25,100                                        292,164
Boykin Lodging Co (b)                                                864                                          8,571
FelCor Lodging Trust Inc (a)                                      86,258                                      1,867,485
Innkeepers USA Trust                                               3,300                                         52,866
LaSalle Hotel Properties                                           1,190                                         52,039
MeriStar Hospitality Corp (a)(b)                                 107,900                                      1,126,476
                                                                                                     -------------------
                                                                                                              3,399,601
                                                                                                     -------------------
REITS - Manufactured Homes (0.04%)
Sun Communities Inc (a)                                            3,648                                        118,742
                                                                                                     -------------------

REITS - Mortgage (0.38%)
Anthracite Capital Inc (a)                                        43,766                                        463,920
Anworth Mortgage Asset Corp                                       52,458                                        423,336
Luminent Mortgage Capital Inc (a)                                  8,700                                         72,210
Opteum Inc (a)                                                    12,200                                        105,286
Redwood Trust Inc (a)                                              2,400                                        101,928
                                                                                                     -------------------
                                                                                                              1,166,680

                                                                                                     -------------------
REITS - Office Property (0.13%)
Alexandria Real Estate Equities Inc                                1,111                                        100,657
Brandywine Realty Trust (a)                                        1,035                                         29,301
Highwoods Properties Inc                                           1,700                                         53,618
Kilroy Realty Corp                                                 3,210                                        228,937
                                                                                                     -------------------
                                                                                                                412,513
                                                                                                     -------------------
REITS - Regional Malls (0.11%)
Pennsylvania Real Estate Investment Trust (a)                      8,400                                        340,704
                                                                                                     -------------------

REITS - Shopping Centers (0.03%)
Equity One Inc (a)                                                   800                                         18,384
Tanger Factory Outlet Centers Inc                                  2,200                                         72,116
                                                                                                     -------------------
                                                                                                                 90,500
                                                                                                     -------------------
REITS - Single Tenant (0.02%)
Realty Income Corp                                                 2,377                                         53,887
                                                                                                     -------------------

REITS - Storage (0.03%)
Sovran Self Storage Inc (a)                                        1,640                                         80,606
                                                                                                     -------------------

REITS - Warehouse & Industrial (0.08%)
EastGroup Properties Inc                                             990                                         44,224

First Industrial Realty Trust Inc (a)                              5,122                                        200,987
                                                                                                     -------------------
                                                                                                                245,211
                                                                                                     -------------------
Remediation Services (0.02%)
Clean Harbors Inc (a)(b)                                           1,654                                         47,602
                                                                                                     -------------------

Rental - Auto & Equipment (1.92%)
Dollar Thrifty Automotive Group (a)(b)                             7,800                                        379,704
Rent-Way Inc (a)(b)                                                1,139                                          8,543
United Rentals Inc (a)(b)                                        154,317                                      5,504,487
                                                                                                     -------------------
                                                                                                              5,892,734
                                                                                                     -------------------
Research & Development (0.02%)
Albany Molecular Research Inc (a)(b)                               4,843                                         48,430
                                                                                                     -------------------

Resorts & Theme Parks (0.33%)
Bluegreen Corp (a)(b)                                             27,722                                        341,812
Vail Resorts Inc (a)(b)                                           17,600                                        661,760
                                                                                                     -------------------
                                                                                                              1,003,572
                                                                                                     -------------------
Retail - Apparel & Shoe (1.13%)
Brown Shoe Co Inc                                                    721                                         27,419
Genesco Inc (a)(b)                                                 2,660                                        109,938
Pacific Sunwear Of California (b)                                134,400                                      3,131,520
Stage Stores Inc                                                   6,154                                        192,374
                                                                                                     -------------------
                                                                                                              3,461,251
                                                                                                     -------------------
Retail - Appliances (0.19%)
Conn's Inc (a)(b)                                                 17,002                                        580,958
                                                                                                     -------------------

Retail - Automobile (1.05%)
Group 1 Automotive Inc                                            49,000                                      2,674,420
Lithia Motors Inc                                                 10,410                                        352,795
United Auto Group Inc (a)                                          4,373                                        184,978
                                                                                                     -------------------
                                                                                                              3,212,193
                                                                                                     -------------------
Retail - Computer Equipment (0.29%)
Insight Enterprises Inc (a)(b)                                    44,333                                        876,463
                                                                                                     -------------------

Retail - Convenience Store (0.04%)
Casey's General Stores Inc                                         5,464                                        116,875
                                                                                                     -------------------

Retail - Discount (0.20%)
Big Lots Inc (b)                                                  42,008                                        607,016
                                                                                                     -------------------

Retail - Drug Store (0.05%)
Longs Drug Stores Corp                                             3,488                                        165,366
                                                                                                     -------------------

Retail - Fabric Store (0.01%)
Jo-Ann Stores Inc (a)(b)                                           2,107                                         25,832
                                                                                                     -------------------

Retail - Hair Salons (0.04%)
Regis Corp                                                         3,552                                        124,569
                                                                                                     -------------------

Retail - Home Furnishings (0.71%)
Cost Plus Inc (a)(b)                                              19,500                                        343,200
Pier 1 Imports Inc                                               115,000                                      1,388,050
Restoration Hardware Inc (a)(b)                                   67,593                                        463,012
                                                                                                     -------------------
                                                                                                              2,194,262
                                                                                                     -------------------

Retail - Hypermarkets (0.07%)
Smart & Final Inc (b)                                             13,272                                        224,960
                                                                                                     -------------------

Retail - Jewelry (0.77%)
Zale Corp (b)                                                     96,284                                      2,373,401
                                                                                                     -------------------

Retail - Leisure Products (0.05%)
MarineMax Inc (b)                                                  4,464                                        146,241
                                                                                                     -------------------

Retail - Music Store (0.00%)
Trans World Entertainment (b)                                      1,300                                          6,890
                                                                                                     -------------------

Retail - Pawn Shops (0.15%)
First Cash Financial Services Inc (b)                             22,256                                        471,160
                                                                                                     -------------------

Retail - Regional Department Store (0.13%)
Bon-Ton Stores Inc/The (a)                                        13,785                                        392,459
                                                                                                     -------------------

Retail - Restaurants (2.12%)
CEC Entertainment Inc (a)(b)                                      86,500                                      3,036,150
Jack in the Box Inc (b)                                            4,781                                        199,846
Landry's Restaurants Inc                                             910                                         32,277
O'Charleys Inc (a)(b)                                             66,200                                      1,122,090
Rare Hospitality International Inc (b)                            68,250                                      2,123,940
                                                                                                     -------------------
                                                                                                              6,514,303
                                                                                                     -------------------
Retail - Sporting Goods (0.05%)
Sports Authority Inc/The (a)(b)                                    4,200                                        156,072
                                                                                                     -------------------

Rubber - Tires (0.76%)
Cooper Tire & Rubber Co                                          183,700                                      2,332,990
                                                                                                     -------------------

Savings & Loans - Thrifts (3.32%)
Astoria Financial Corp                                            93,550                                      2,929,986
BankAtlantic Bancorp Inc (a)                                       1,600                                         23,872
First Niagara Financial Group Inc                                163,400                                      2,287,600
FirstFed Financial Corp (b)                                        2,800                                        176,092
Flagstar Bancorp Inc                                              41,900                                        670,400
Harbor Florida Bancshares Inc                                      5,100                                        191,556
MAF Bancorp Inc                                                    5,900                                        261,842
NewAlliance Bancshares Inc                                        17,200                                        248,368
PFF Bancorp Inc                                                   11,600                                        397,532
Provident Financial Services Inc                                  23,611                                        430,901
Provident New York Bancorp                                        16,600                                        216,962
Sterling Financial Corp/WA                                         3,550                                        114,133
Washington Federal Inc (a)                                        93,874                                      2,245,466
Washington Mutual Inc - Warrants (b)                               3,800                                            638
                                                                                                     -------------------
                                                                                                             10,195,348
                                                                                                     -------------------
Seismic Data Collection (0.05%)
Veritas DGC Inc (b)                                                3,066                                        146,923
                                                                                                     -------------------

Semiconductor Component - Integrated Circuits (0.16%)
Exar Corp (b)                                                      8,768                                        127,048
Integrated Device Technology Inc (a)(b)                           21,786                                        331,583
Pericom Semiconductor Corp (a)(b)                                  3,000                                         29,280
                                                                                                     -------------------
                                                                                                                487,911
                                                                                                     -------------------
Semiconductor Equipment (1.31%)
ADE Corp (a)(b)                                                    1,300                                         40,079

Asyst Technologies Inc (b)                                        10,600                                        107,696
Axcelis Technologies Inc (b)                                      18,600                                        109,554
Cabot Microelectronics Corp (a)(b)                                   600                                         19,626
Entegris Inc (b)                                                  23,686                                        241,124
Mattson Technology Inc (b)                                         7,739                                         88,921
MKS Instruments Inc (a)(b)                                         9,815                                        234,284
Photronics Inc (a)(b)                                            154,200                                      2,770,974
Rudolph Technologies Inc (b)                                      20,470                                        339,393
Semitool Inc (b)                                                     684                                          6,354
Tessera Technologies Inc (a)(b)                                    1,600                                         51,312
                                                                                                     -------------------
                                                                                                              4,009,317
                                                                                                     -------------------
Soap & Cleaning Products (0.53%)
Church & Dwight Co Inc                                            44,800                                      1,642,816
                                                                                                     -------------------

Steel - Producers (0.38%)
Carpenter Technology Corp                                          3,400                                        404,430
Chaparral Steel Co (b)                                             5,635                                        355,681
Schnitzer Steel Industries Inc                                     2,500                                         98,325
Wheeling-Pittsburgh Corp (b)                                      13,968                                        300,312
                                                                                                     -------------------
                                                                                                              1,158,748
                                                                                                     -------------------
Steel - Specialty (0.09%)
Oregon Steel Mills Inc (a)(b)                                      5,300                                        262,509
                                                                                                     -------------------

Storage & Warehousing (0.09%)
Mobile Mini Inc (a)(b)                                             8,300                                        273,734
                                                                                                     -------------------

Telecommunication Equipment (1.14%)
Adtran Inc                                                        82,800                                      2,081,592
Andrew Corp (a)(b)                                                85,700                                        906,706
CommScope Inc (a)(b)                                                 500                                         16,525
Comtech Telecommunications Corp (a)(b)                             4,937                                        140,458
Ditech Communications Corp (b)                                    19,727                                        185,828
Utstarcom Inc (a)(b)                                              23,500                                        163,325
                                                                                                     -------------------
                                                                                                              3,494,434
                                                                                                     -------------------
Telecommunication Equipment - Fiber Optics (0.01%)
Essex Corp (a)(b)                                                  1,097                                         23,399
                                                                                                     -------------------

Telecommunication Services (0.02%)
Iowa Telecommunications Services Inc                               2,798                                         50,476
                                                                                                     -------------------

Telephone - Integrated (0.26%)
Broadwing Corp (a)(b)                                              4,852                                         67,394
Talk America Holdings Inc (b)                                     81,778                                        744,998
                                                                                                     -------------------
                                                                                                                812,392
                                                                                                     -------------------
Television (0.08%)
Lin TV Corp (b)                                                   29,198                                        258,110
                                                                                                     -------------------

Textile - Apparel (0.02%)
Perry Ellis International Inc (b)                                  3,256                                         74,562
                                                                                                     -------------------

Tobacco (0.05%)
Universal Corp/Richmond VA (a)                                     4,300                                        163,701
                                                                                                     -------------------

Toys (0.03%)
Jakks Pacific Inc (a)(b)                                           4,711                                        106,798
                                                                                                     -------------------


Transactional Software (0.04%)
Open Solutions Inc (a)(b)                                          4,000                                        108,880
                                                                                                     -------------------

Transport - Air Freight (0.12%)
EGL Inc (b)                                                        7,748                                        361,987
                                                                                                     -------------------

Transport - Equipment & Leasing (1.35%)
GATX Corp                                                         88,700                                      4,151,160
                                                                                                     -------------------

Transport - Rail (0.06%)
Genesee & Wyoming Inc (a)(b)                                       5,350                                        175,319
                                                                                                     -------------------

Transport - Services (0.33%)
Bristow Group Inc (a)(b)                                           7,553                                        271,002
Laidlaw International Inc                                         29,948                                        741,213
                                                                                                     -------------------
                                                                                                              1,012,215
                                                                                                     -------------------
Transport - Truck (0.32%)
Arkansas Best Corp                                                12,926                                        554,784
SCS Transportation Inc (b)                                         6,236                                        163,820
US Xpress Enterprises Inc (a)(b)                                  13,661                                        268,302
                                                                                                     -------------------
                                                                                                                986,906
                                                                                                     -------------------
Travel Services (0.00%)
Pegasus Solutions Inc (a)(b)                                       1,041                                          9,827
                                                                                                     -------------------

Water (0.05%)
California Water Service Group (a)                                 2,438                                        103,639
Pico Holdings Inc (a)(b)                                           1,100                                         36,047
                                                                                                     -------------------
                                                                                                                139,686
                                                                                                     -------------------
Web Portals (0.01%)
Trizetto Group (a)(b)                                              2,314                                         36,376
                                                                                                     -------------------

Wire & Cable Products (1.73%)
Belden CDT Inc (a)                                               130,050                                      4,070,565
General Cable Corp (b)                                            39,133                                      1,235,429
                                                                                                     -------------------
                                                                                                              5,305,994
                                                                                                     -------------------
TOTAL COMMON STOCKS                                                                               $         299,534,826
                                                                                                     -------------------
MONEY MARKET FUNDS (26.80%)
BNY Institutional Cash Reserve Fund (c)                       82,294,000                                     82,294,000
                                                                                                     -------------------
TOTAL MONEY MARKET FUNDS                                                                          $          82,294,000
                                                                                                     -------------------
Total Investments                                                                                 $         381,828,826
Liabilities in Excess of Other Assets, Net - (24.33)%                                                      (74,717,279)
                                                                                                     -------------------
TOTAL NET ASSETS - 100.00%                                                                        $         307,111,547
                                                                                                     ===================
                                                                                                     -------------------

                                                                                                     ===================

(a)Security or a portion of the security was on loan at the end of the period.
(b)Non-Income Producing Security
(c)Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                $          77,101,216
Unrealized Depreciation                                          (9,833,790)
                                                          -------------------
Net Unrealized Appreciation (Depreciation)                        67,267,426
Cost for federal income tax purposes                             314,561,400


Portfolio Summary (unaudited)
---------------------------------------------------- ---- -------------------
Sector                                                               Percent
---------------------------------------------------- ---- -------------------
Financial                                                             48.11%
Consumer, Cyclical                                                    19.65%
Consumer, Non-cyclical                                                16.24%
Industrial                                                            15.82%
Technology                                                             6.82%
Communications                                                         6.38%
Energy                                                                 4.32%
Basic Materials                                                        4.26%
Utilities                                                              2.65%
Diversified                                                            0.08%
Liabilities in Excess of Other Assets, Net                         (-24.33%)
                                                          -------------------
TOTAL NET ASSETS                                                     100.00%
                                                          ===================


Schedule of Investments
April 30, 2006 (unaudited)
Partners SmallCap Value Fund I
                                                           Shares
                                                            Held                                      Value
                                                         ----------- -------------------------- -------------------
COMMON STOCKS (96.78%)
Advanced Materials & Products (0.22%)
Ceradyne Inc (a)(b)                                           6,000                          $             318,000
Hexcel Corp (b)                                              23,500                                        519,115
                                                                                                -------------------
                                                                                                           837,115
                                                                                                -------------------
Aerospace & Defense (0.64%)
Armor Holdings Inc (a)(b)                                    22,000                                      1,343,540
Esterline Technologies Corp (b)                              15,400                                        682,528
Teledyne Technologies Inc (b)                                10,900                                        396,869
                                                                                                -------------------
                                                                                                         2,422,937
                                                                                                -------------------
Aerospace & Defense Equipment (1.45%)
AAR Corp (a)(b)                                              14,600                                        389,528
Curtiss-Wright Corp                                          27,000                                        894,780
DRS Technologies Inc (a)                                      8,900                                        494,217
Heico Corp (a)                                                6,500                                        213,200
Kaman Corp                                                   27,700                                        673,110
Moog Inc (b)                                                 40,450                                      1,514,853
Orbital Sciences Corp (a)(b)                                 49,400                                        773,110
Triumph Group Inc (b)                                        10,700                                        503,542
                                                                                                -------------------
                                                                                                         5,456,340
                                                                                                -------------------
Agricultural Chemicals (0.10%)
UAP Holding Corp                                             18,900                                        390,474
                                                                                                -------------------

Airlines (0.75%)
Alaska Air Group Inc (b)                                     17,200                                        652,912
Continental Airlines Inc (a)(b)                              19,300                                        502,572
ExpressJet Holdings Inc (a)(b)                               54,700                                        306,320
Mesa Air Group Inc (a)(b)                                    32,500                                        342,225
Skywest Inc                                                  43,800                                      1,032,366
                                                                                                -------------------
                                                                                                         2,836,395
                                                                                                -------------------
Apparel Manufacturers (0.19%)
Oxford Industries Inc                                         2,100                                         91,770
Quiksilver Inc (a)(b)                                        29,300                                        400,531
Russell Corp                                                 11,500                                        208,150
                                                                                                -------------------
                                                                                                           700,451

                                                                                                -------------------
Applications Software (0.12%)
Intervideo Inc (b)                                           12,800                                        131,584
Progress Software Corp (a)(b)                                12,300                                        339,357
                                                                                                -------------------
                                                                                                           470,941
                                                                                                -------------------
Athletic Footwear (0.09%)
K-Swiss Inc                                                  11,700                                        335,556
                                                                                                -------------------

Audio & Video Products (0.11%)
Audiovox Corp (b)                                            34,100                                        413,974
                                                                                                -------------------

Auto - Truck Trailers (0.05%)
Wabash National Corp                                         11,400                                        206,340
                                                                                                -------------------

Auto/Truck Parts & Equipment - Original (0.89%)
American Axle & Manufacturing Holdings (a)                   16,300                                        287,043
ArvinMeritor Inc (a)                                         35,500                                        590,365

Keystone Automotive Industries Inc (b)                        6,500                                        268,450
Modine Manufacturing Co                                      19,300                                        559,893
Tenneco Inc (b)                                              56,300                                      1,354,015
TRW Automotive Holdings Corp (b)                             13,700                                        303,866
                                                                                                -------------------
                                                                                                         3,363,632
                                                                                                -------------------
Auto/Truck Parts & Equipment - Replacement (0.22%)
Aftermarket Technology Corp (a)(b)                           19,800                                        504,900
Commercial Vehicle Group Inc (b)                              9,600                                        194,496
Standard Motor Products Inc (a)                              15,100                                        120,498
                                                                                                -------------------
                                                                                                           819,894

                                                                                                -------------------
B2B - E-Commerce (0.10%)
Ariba Inc (b)                                                 9,100                                         84,084
webMethods Inc (a)(b)                                        30,500                                        291,885
                                                                                                -------------------
                                                                                                           375,969
                                                                                                -------------------
Broadcasting Services & Programming (0.05%)
4Kids Entertainment Inc (a)(b)                                  700                                         12,061
Gray Television Inc                                          25,200                                        191,268
                                                                                                -------------------
                                                                                                           203,329
                                                                                                -------------------
Building - Heavy Construction (0.31%)
Washington Group International Inc                           20,700                                      1,151,127
                                                                                                -------------------

Building - Maintenance & Service (0.24%)
ABM Industries Inc                                           15,100                                        259,720
Healthcare Services Group                                    29,800                                        636,230
                                                                                                -------------------
                                                                                                           895,950
                                                                                                -------------------
Building - Residential & Commercial (0.57%)
Levitt Corp                                                  12,375                                        242,055
M/I Homes Inc                                                 3,000                                        129,510
Technical Olympic USA Inc (a)                                34,300                                        720,300
WCI Communities Inc (a)(b)                                   41,100                                      1,053,393
                                                                                                -------------------
                                                                                                         2,145,258
                                                                                                -------------------
Building & Construction - Miscellaneous (0.06%)
Builders FirstSource Inc (a)(b)                              10,800                                        232,740
                                                                                                -------------------

Building & Construction Products - Miscellaneous (0.35%
NCI Building Systems Inc (a)(b)                              13,800                                        896,862
USG Corp (a)(b)                                               4,100                                        438,577
                                                                                                -------------------
                                                                                                         1,335,439
                                                                                                -------------------
Building Products - Air & Heating (0.35%)
Lennox International Inc                                     40,200                                      1,311,726
                                                                                                -------------------

Building Products - Cement & Aggregate (0.54%)
Eagle Materials Inc (a)                                      23,700                                      1,570,125
Texas Industries Inc                                          8,300                                        470,610
                                                                                                -------------------
                                                                                                         2,040,735
                                                                                                -------------------
Building Products - Doors & Windows (0.09%)
Apogee Enterprises Inc                                       21,500                                        348,945
                                                                                                -------------------

Building Products - Light Fixtures (0.27%)
Genlyte Group Inc (b)                                         6,500                                        447,915
LSI Industries Inc (a)                                       34,700                                        579,837
                                                                                                -------------------
                                                                                                         1,027,752
                                                                                                -------------------
Building Products - Wood (0.55%)
Universal Forest Products Inc (a)                            27,600                                      2,063,652
                                                                                                -------------------


Cable TV (0.31%)
Charter Communications Inc (a)(b)                           266,900                                        314,942
Lodgenet Entertainment Corp (b)                              36,900                                        704,052
Mediacom Communications Corp (a)(b)                          23,000                                        158,010
                                                                                                -------------------
                                                                                                         1,177,004
                                                                                                -------------------
Casino Hotels (0.28%)
Ameristar Casinos Inc (a)                                    12,200                                        300,242
Aztar Corp (a)(b)                                             8,900                                        422,750
Monarch Casino & Resort Inc (b)                              10,900                                        343,132
                                                                                                -------------------
                                                                                                         1,066,124
                                                                                                -------------------
Cellular Telecommunications (0.29%)
Centennial Communications Corp                               17,700                                        120,714
Dobson Communications Corp (a)(b)                            71,100                                        639,900
Leap Wireless International Inc (b)                           7,300                                        335,435
                                                                                                -------------------
                                                                                                         1,096,049
                                                                                                -------------------
Chemicals - Diversified (0.54%)
FMC Corp                                                     27,200                                      1,728,832
Georgia Gulf Corp                                            10,500                                        311,430
                                                                                                -------------------
                                                                                                         2,040,262
                                                                                                -------------------
Chemicals - Fibers (0.05%)
Wellman Inc (a)                                              34,500                                        190,785
                                                                                                -------------------

Chemicals - Plastics (0.17%)
PolyOne Corp (b)                                             71,700                                        636,696
                                                                                                -------------------

Chemicals - Specialty (1.45%)
HB Fuller Co                                                 37,600                                      1,966,480
Hercules Inc (a)(b)                                          60,400                                        858,284
Minerals Technologies Inc (a)                                 9,100                                        520,702
NewMarket Corp (a)                                           18,900                                        961,065
Sensient Technologies Corp                                      600                                         12,330
Terra Industries Inc (a)(b)                                  79,800                                        659,946
WR Grace & Co (a)(b)                                         30,300                                        475,407
                                                                                                -------------------
                                                                                                         5,454,214
                                                                                                -------------------
Circuit Boards (0.18%)
Park Electrochemical Corp                                     5,700                                        176,529
TTM Technologies Inc (a)(b)                                  30,700                                        499,182
                                                                                                -------------------
                                                                                                           675,711
                                                                                                -------------------
Collectibles (0.15%)
RC2 Corp (b)                                                 14,700                                        581,238
                                                                                                -------------------

Commercial Banks (8.99%)
1st Source Corp                                              10,800                                        298,944
Amcore Financial Inc (a)                                      9,300                                        275,652
AmericanWest Bancorp                                          6,800                                        164,424
Ameris Bancorp                                                7,560                                        168,512
Associated Banc-Corp                                         11,460                                        387,577
Bancfirst Corp (a)                                            6,100                                        265,350
Bancorpsouth Inc (a)                                         12,600                                        322,938
Bank of the Ozarks Inc                                        4,100                                        139,400
Banner Corp                                                   4,600                                        171,948
Capital Corp of the West (a)                                  1,440                                         49,147
Capital Crossing Bank (a)(b)                                    600                                         17,640
Capitol Bancorp Ltd                                           8,900                                        369,083
Cardinal Financial Corp                                      16,600                                        196,212
Cathay General Bancorp (a)                                    9,100                                        348,166
Central Pacific Financial Corp                               12,400                                        469,960

Chemical Financial Corp                                      12,456                                        362,594
Citizens Banking Corp                                         8,900                                        232,735
City Bank/Lynnwood WA                                         3,200                                        147,968
City Holding Co                                               9,700                                        350,946
Colonial BancGroup Inc/The                                   36,800                                        954,224
Columbia Banking System Inc                                  17,735                                        598,556
Community Bancorp/NV (a)(b)                                   6,900                                        225,147
Community Bank System Inc                                    12,300                                        252,519
Community Trust Bancorp Inc (a)                               8,187                                        274,265
Corus Bankshares Inc (a)                                     38,200                                      2,557,108
Cullen/Frost Bankers Inc                                     14,200                                        821,896
CVB Financial Corp                                           15,800                                        257,856
EuroBancshares Inc (b)                                       16,900                                        180,492
Financial Institutions Inc (a)                                  900                                         17,361
First Bancorp/Puerto Rico (a)                                21,000                                        222,600
First Charter Corp (a)                                       10,200                                        242,454
First Citizens BancShares Inc/NC                              6,000                                      1,147,620
First Community Bancorp Inc/CA (a)                            6,200                                        359,600
First Oak Brook Bancshares Inc                                1,300                                         35,230
First Republic Bank/San Francisco CA                         34,650                                      1,507,968
FNB Corp                                                      2,700                                         88,898
Fremont General Corp                                         38,900                                        865,136
Great Southern Bancorp Inc                                    6,300                                        176,274
Greater Bay Bancorp                                          46,400                                      1,281,568
Hanmi Financial Corp                                         89,500                                      1,743,460
Heartland Financial USA Inc                                   5,000                                        117,050
Heritage Commerce Corp (a)                                    2,500                                         59,375
IBERIABANK Corp                                              25,875                                      1,515,499
Independent Bank Corp/MI                                     25,801                                        704,367
Independent Bank Corp/Rockland MA                            23,400                                        744,588
Irwin Financial Corp                                         45,300                                        831,708
Lakeland Financial Corp                                         500                                         22,690
MainSource Financial Group Inc (a)                            5,826                                        102,479
MB Financial Inc (a)                                          5,600                                        198,128
MBT Financial Corp (a)                                        5,600                                         91,224
Mercantile Bank Corp                                          5,732                                        235,583
Mid-State Bancshares (a)                                     12,900                                        358,749
Midwest Banc Holdings Inc                                     4,349                                        102,028
Nara Bancorp Inc                                                900                                         16,920
Old Second Bancorp Inc (a)                                      100                                          3,080
Oriental Financial Group (a)                                 17,770                                        232,254
Pacific Capital Bancorp                                       6,000                                        201,240
Peoples Bancorp Inc/OH                                          830                                         25,132
Prosperity Bancshares Inc                                    10,800                                        352,080
Provident Bankshares Corp                                    22,500                                        782,100
Republic Bancorp Inc/KY                                       2,428                                         50,354
Republic Bancorp Inc/MI (a)                                  64,566                                        740,572
R-G Financial Corp (a)                                       50,000                                        521,500
Royal Bancshares of Pennsylvania                                744                                         17,625
Santander BanCorp (a)                                         2,100                                         48,930
SCBT Financial Corp                                             940                                         32,392
Security Bank Corp/Macon GA                                   9,200                                        206,816
Sierra Bancorp                                                  900                                         22,905
Simmons First National Corp                                  12,600                                        360,108
Southside Bancshares Inc (a)                                  8,397                                        168,192
Southwest Bancorp Inc/Stillwater OK (a)                       1,200                                         26,964
Sterling Bancshares Inc/TX                                   51,000                                        844,560
Sterling Financial Corp/PA (a)                               18,787                                        391,709
Summit Bancshares Inc/TX                                     14,500                                        268,395
Sun Bancorp Inc/NJ (a)(b)                                     4,948                                         90,400
Taylor Capital Group Inc                                     14,200                                        553,800
Texas Regional Bancshares Inc                                21,280                                        610,098
Trico Bancshares (a)                                          6,400                                        174,656
Umpqua Holdings Corp (a)                                     24,200                                        638,880
Union Bankshares Corp/VA (a)                                  7,300                                        300,395
United Bankshares Inc                                         7,200                                        262,656
United Community Banks Inc/GA                                17,400                                        515,388
W Holding Co Inc                                             49,946                                        374,096
West Coast Bancorp/OR (a)                                    35,800                                      1,030,324
Western Sierra Bancorp (a)                                    2,100                                         88,410
Whitney Holding Corp                                          8,900                                        316,484
                                                                                                -------------------
                                                                                                        33,902,311
                                                                                                -------------------
Commercial Services (0.45%)
Arbitron Inc                                                  3,200                                        114,112
First Advantage Corp (b)                                     19,700                                        530,915
Sourcecorp (b)                                                3,600                                         89,028
Startek Inc                                                  21,700                                        495,411
TeleTech Holdings Inc (b)                                    34,600                                        444,264
Vertrue Inc (a)(b)                                              600                                         24,702
                                                                                                -------------------
                                                                                                         1,698,432
                                                                                                -------------------
Commercial Services - Finance (0.17%)
CBIZ Inc (a)(b)                                              26,900                                        224,346
NCO Group Inc (b)                                            18,700                                        401,115
                                                                                                -------------------
                                                                                                           625,461
                                                                                                -------------------
Communications Software (0.21%)
Digi International Inc (a)(b)                                25,300                                        320,045
Inter-Tel Inc                                                20,300                                        465,682
                                                                                                -------------------
                                                                                                           785,727
                                                                                                -------------------
Computer Aided Design (0.11%)
Parametric Technology Corp (b)                               28,640                                        427,882
                                                                                                -------------------

Computer Services (0.54%)
Ciber Inc (b)                                                32,500                                        222,625
Covansys Corp (a)(b)                                         19,900                                        346,260
Perot Systems Corp (a)(b)                                    53,900                                        812,812
SI International Inc (a)(b)                                   5,400                                        183,978
SYKES Enterprises Inc (a)(b)                                 15,400                                        249,326
Tyler Technologies Inc (b)                                   20,900                                        230,527
                                                                                                -------------------
                                                                                                         2,045,528
                                                                                                -------------------
Computer Software (0.09%)
Blackbaud Inc                                                14,200                                        298,342
Phoenix Technologies Ltd (b)                                  7,100                                         41,393
                                                                                                -------------------
                                                                                                           339,735
                                                                                                -------------------
Computers (0.27%)
Gateway Inc (b)                                              39,200                                         86,240
Palm Inc (a)(b)                                              41,342                                        934,329
                                                                                                -------------------
                                                                                                         1,020,569
                                                                                                -------------------
Computers - Integrated Systems (0.97%)
Agilysys Inc                                                 42,600                                        616,848
Brocade Communications Systems Inc (a)(b)                   118,500                                        729,960
Intergraph Corp (b)                                          21,900                                        964,038
Kronos Inc/MA (b)                                             6,600                                        301,224
McData Corp - A Shares (b)                                   49,700                                        240,051
MTS Systems Corp (a)                                         13,400                                        599,650
Radisys Corp (b)                                              8,900                                        188,324
                                                                                                -------------------
                                                                                                         3,640,095
                                                                                                -------------------

Computers  -Memory Devices (0.66%)
Hutchinson Technology Inc (a)(b)                             16,500                                        392,205
Imation Corp                                                 17,500                                        735,000
Komag Inc (a)(b)                                             16,600                                        697,864
Quantum Corp (b)                                            172,500                                        589,950
Silicon Storage Technology Inc (b)                           15,500                                         70,835
                                                                                                -------------------
                                                                                                         2,485,854
                                                                                                -------------------
Computers - Peripheral Equipment (0.09%)
Electronics for Imaging (b)                                  12,000                                        329,520
                                                                                                -------------------

Computers - Voice Recognition (0.06%)
Talx Corp (a)                                                 8,900                                        231,489
                                                                                                -------------------

Consulting Services (0.56%)
BearingPoint Inc (a)(b)                                     115,600                                      1,072,768
Clark Inc (a)                                                 7,100                                         93,010
CRA International Inc (b)                                       700                                         34,132
Gartner Inc (a)(b)                                           27,900                                        391,158
MAXIMUS Inc                                                  14,600                                        508,664
                                                                                                -------------------
                                                                                                         2,099,732
                                                                                                -------------------
Consumer Products - Miscellaneous (0.42%)
CNS Inc                                                      11,900                                        255,969
Tupperware Brands Corp                                       62,300                                      1,314,530
                                                                                                -------------------
                                                                                                         1,570,499
                                                                                                -------------------
Containers - Metal & Glass (0.70%)
Greif Inc                                                    15,600                                      1,010,568
Silgan Holdings Inc                                          42,000                                      1,630,860
                                                                                                -------------------
                                                                                                         2,641,428
                                                                                                -------------------
Containers - Paper & Plastic (0.07%)
Chesapeake Corp                                              18,600                                        261,702
                                                                                                -------------------

Cosmetics & Toiletries (0.24%)
Chattem Inc (a)(b)                                            7,100                                        255,813
Elizabeth Arden Inc (b)                                      28,700                                        656,082
                                                                                                -------------------
                                                                                                           911,895
                                                                                                -------------------
Data Processing & Management (0.19%)
eFunds Corp (b)                                              12,400                                        319,176
Filenet Corp (b)                                             12,700                                        353,314
infoUSA Inc (a)                                               5,300                                         59,201
                                                                                                -------------------
                                                                                                           731,691
                                                                                                -------------------
Decision Support Software (0.07%)
NetIQ Corp (a)(b)                                            11,300                                        135,600
QAD Inc                                                       6,200                                         47,120
SPSS Inc (a)(b)                                               2,700                                         94,122
                                                                                                -------------------
                                                                                                           276,842
                                                                                                -------------------
Diagnostic Equipment (0.08%)
Neurometrix Inc (a)(b)                                        7,600                                        286,672
                                                                                                -------------------

Disposable Medical Products (0.09%)
ICU Medical Inc (a)(b)                                        2,800                                        115,332
Medical Action Industries Inc (a)(b)                          9,700                                        232,024
                                                                                                -------------------
                                                                                                           347,356
                                                                                                -------------------
Distribution & Wholesale (1.16%)
Aviall Inc (b)                                               26,200                                        987,740
Bell Microproducts Inc (a)(b)                                18,500                                        120,250
Brightpoint Inc (b)                                          13,025                                        436,077

Building Material Holding Corp (a)                           33,300                                      1,112,886
United Stationers Inc (b)                                    24,500                                      1,314,425
Watsco Inc (a)                                                6,400                                        406,080
                                                                                                -------------------
                                                                                                         4,377,458
                                                                                                -------------------
Diversified Manufacturing Operations (1.77%)
Actuant Corp (a)                                             15,000                                        959,250
Acuity Brands Inc                                            22,400                                        924,672
Ameron International Corp                                     6,300                                        413,847
AO Smith Corp                                                17,800                                        844,076
Barnes Group Inc (a)                                         27,400                                      1,234,918
Blount International Inc (b)                                 23,500                                        364,015
EnPro Industries Inc (b)                                     30,300                                      1,117,464
ESCO Technologies Inc (b)                                     5,300                                        268,710
Griffon Corp (a)(b)                                          15,600                                        416,052
Jacuzzi Brands Inc (a)(b)                                    13,100                                        127,987
                                                                                                -------------------
                                                                                                         6,670,991
                                                                                                -------------------
Diversified Operations (0.39%)
Walter Industries Inc (a)                                    22,100                                      1,465,893
                                                                                                -------------------

Diversified Operations & Commercial Services (0.20%)
Viad Corp (a)                                                16,400                                        539,068
Volt Information Sciences Inc (b)                             6,300                                        197,694
                                                                                                -------------------
                                                                                                           736,762
                                                                                                -------------------
Electric - Integrated (2.51%)
Allete Inc                                                   14,000                                        654,780
Avista Corp (a)                                              14,300                                        300,443
Black Hills Corp                                             20,900                                        760,760
CH Energy Group Inc                                           8,800                                        416,064
Cleco Corp                                                   46,600                                      1,048,500
El Paso Electric Co (b)                                      58,000                                      1,145,500
Great Plains Energy Inc (a)                                  12,400                                        350,300
Idacorp Inc                                                  22,500                                        766,125
Sierra Pacific Resources (a)(b)                             146,700                                      2,071,404
UIL Holdings Corp                                             3,400                                        188,870
Unisource Energy Corp                                        57,800                                      1,748,450
                                                                                                -------------------
                                                                                                         9,451,196
                                                                                                -------------------
Electronic Components - Miscellaneous (0.65%)
Bel Fuse Inc                                                  8,900                                        294,946
Benchmark Electronics Inc (a)(b)                             33,225                                        907,042
CTS Corp (a)                                                 30,000                                        423,300
Methode Electronics Inc                                      19,800                                        194,040
Plexus Corp (a)(b)                                            6,600                                        287,496
Solectron Corp (a)(b)                                        62,400                                        249,600
Sypris Solutions Inc                                         11,300                                        107,350
                                                                                                -------------------
                                                                                                         2,463,774
                                                                                                -------------------
Electronic Components - Semiconductors (1.40%)
Actel Corp (a)(b)                                            10,800                                        173,556
AMIS Holdings Inc (a)(b)                                     11,500                                        118,565
Amkor Technology Inc (a)(b)                                  38,800                                        469,092
Applied Micro Circuits Corp (b)                              79,900                                        293,233
Conexant Systems Inc (b)                                    240,600                                        851,724
DSP Group Inc (a)(b)                                         10,800                                        292,032
Fairchild Semiconductor International Inc (b)                37,200                                        768,924
Integrated Silicon Solution Inc (a)(b)                       15,400                                        101,794
Kopin Corp (b)                                               51,000                                        283,560
Lattice Semiconductor Corp (b)                               29,400                                        195,510
Omnivision Technologies Inc (a)(b)                           10,489                                        305,020
ON Semiconductor Corp (a)(b)                                 32,200                                        230,874
Portalplayer Inc (a)(b)                                       8,800                                         97,240
Silicon Image Inc (b)                                        26,400                                        269,280
Skyworks Solutions Inc (a)(b)                                65,600                                        469,040
Zoran Corp (a)(b)                                            13,200                                        362,208
                                                                                                -------------------
                                                                                                         5,281,652
                                                                                                -------------------
Electronic Design Automation (0.04%)
Magma Design Automation Inc (a)(b)                           18,000                                        136,440
                                                                                                -------------------

Electronic Measurement Instruments (0.10%)
Analogic Corp                                                 5,700                                        359,613
                                                                                                -------------------

Energy - Alternate Sources (0.06%)
Headwaters Inc (a)(b)                                         7,300                                        245,864
                                                                                                -------------------

Engineering - Research & Development Services (0.53%)
EMCOR Group Inc (b)                                           3,100                                        155,155
Shaw Group Inc/The (b)                                       25,200                                        771,120
URS Corp (b)                                                 24,950                                      1,074,597
                                                                                                -------------------
                                                                                                         2,000,872
                                                                                                -------------------
Engines - Internal Combustion (0.05%)
Briggs & Stratton Corp (a)                                    5,400                                        182,196
                                                                                                -------------------

Enterprise Software & Services (0.20%)
JDA Software Group Inc (b)                                   12,100                                        165,286
Lawson Software Inc (a)(b)                                   36,300                                        278,784
Mantech International Corp (a)(b)                             8,900                                        293,967
SYNNEX Corp (b)                                               1,400                                         26,530
                                                                                                -------------------
                                                                                                           764,567
                                                                                                -------------------
Environmental Consulting & Engineering (0.01%)
Tetra Tech Inc (b)                                            1,700                                         33,031
                                                                                                -------------------

Fiduciary Banks (0.12%)
Boston Private Financial Holdings Inc                        13,100                                        435,575
                                                                                                -------------------

Filtration & Separation Products (0.11%)
Clarcor Inc                                                  11,500                                        402,500
                                                                                                -------------------

Finance - Consumer Loans (0.44%)
Encore Capital Group Inc (a)(b)                              23,500                                        347,095
Ocwen Financial Corp (a)(b)                                  25,100                                        277,355
World Acceptance Corp (a)(b)                                 36,000                                      1,036,440
                                                                                                -------------------
                                                                                                         1,660,890
                                                                                                -------------------
Finance - Credit Card (0.31%)
Advanta Corp - B Shares (a)                                  19,100                                        728,856
CompuCredit Corp (a)(b)                                      11,200                                        447,440
                                                                                                -------------------
                                                                                                         1,176,296
                                                                                                -------------------
Finance - Investment Banker & Broker (0.84%)
Greenhill & Co Inc (a)                                          500                                         35,460
Investment Technology Group Inc (b)                          14,600                                        773,654
Jefferies Group Inc                                           8,600                                        571,470
Knight Capital Group Inc (a)(b)                              55,900                                        936,884
LaBranche & Co Inc (a)(b)                                    34,100                                        481,833
Piper Jaffray Cos (b)                                         5,200                                        363,480
                                                                                                -------------------
                                                                                                         3,162,781
                                                                                                -------------------

Finance - Leasing Company (0.12%)
Financial Federal Corp (a)                                   16,000                                        454,400
                                                                                                -------------------

Finance - Mortgage Loan/Banker (0.35%)
Accredited Home Lenders Holding Co (a)(b)                    11,600                                        670,364
CharterMac (a)                                               17,900                                        345,112
Doral Financial Corp (a)                                     23,000                                        181,930
Federal Agricultural Mortgage Corp (a)                        4,400                                        126,588
                                                                                                -------------------
                                                                                                         1,323,994
                                                                                                -------------------
Finance - Other Services (0.00%)
eSpeed Inc (a)(b)                                             1,300                                         10,491
                                                                                                -------------------

Food - Baking (0.10%)
Flowers Foods Inc                                            12,975                                        364,468
                                                                                                -------------------

Food - Miscellaneous/Diversified (0.76%)
American Italian Pasta Co (a)                                21,100                                        175,341
Chiquita Brands International Inc                            68,000                                      1,102,960
Corn Products International Inc                              25,500                                        714,000
J&J Snack Foods Corp                                          8,000                                        274,000
Ralcorp Holdings Inc (a)(b)                                  15,800                                        589,024
                                                                                                -------------------
                                                                                                         2,855,325
                                                                                                -------------------
Food - Retail (0.13%)
Great Atlantic & Pacific Tea Co (a)                          12,300                                        333,330
Pathmark Stores Inc (a)(b)                                    1,400                                         14,490
Ruddick Corp (a)                                              5,400                                        125,334
                                                                                                -------------------
                                                                                                           473,154
                                                                                                -------------------
Food - Wholesale & Distribution (0.29%)
Nash Finch Co (a)                                            22,700                                        524,370
Performance Food Group Co (b)                                13,900                                        426,730
Spartan Stores Inc (a)                                       10,700                                        147,767
                                                                                                -------------------
                                                                                                         1,098,867
                                                                                                -------------------
Footwear & Related Apparel (0.24%)
Skechers U.S.A. Inc (a)(b)                                   24,000                                        656,400
Wolverine World Wide Inc                                     10,400                                        258,336
                                                                                                -------------------
                                                                                                           914,736
                                                                                                -------------------
Funeral Services & Related Items (0.21%)
Alderwoods Group Inc (b)                                     15,800                                        301,148
Stewart Enterprises Inc                                      83,200                                        482,560
                                                                                                -------------------
                                                                                                           783,708
                                                                                                -------------------
Garden Products (0.26%)
Toro Co                                                      20,100                                        993,945
                                                                                                -------------------

Gas - Distribution (1.76%)
Atmos Energy Corp                                            15,900                                        421,986
New Jersey Resources Corp                                    37,600                                      1,664,552
Nicor Inc (a)                                                21,600                                        855,576
Northwest Natural Gas Co                                     22,400                                        773,696
Piedmont Natural Gas Co (a)                                  12,700                                        311,531
South Jersey Industries Inc (a)                              42,900                                      1,140,282
Southwest Gas Corp                                           42,400                                      1,175,328
WGL Holdings Inc                                              9,700                                        285,374
                                                                                                -------------------
                                                                                                         6,628,325
                                                                                                -------------------
Home Furnishings (0.17%)
Furniture Brands International Inc (a)                       17,000                                        391,000

Kimball International Inc                                    15,700                                        239,425
                                                                                                -------------------
                                                                                                           630,425
                                                                                                -------------------
Human Resources (0.43%)
Hewitt Associates Inc (b)                                    11,100                                        321,789
MPS Group Inc (a)(b)                                         30,700                                        489,972
Spherion Corp (b)                                            77,700                                        822,066
                                                                                                -------------------
                                                                                                         1,633,827
                                                                                                -------------------
Identification Systems - Development (0.24%)
Checkpoint Systems Inc (b)                                   31,100                                        819,485
Paxar Corp (a)(b)                                             4,100                                         89,544
                                                                                                -------------------
                                                                                                           909,029
                                                                                                -------------------
Instruments - Controls (0.21%)
Watts Water Technologies Inc (a)                             23,000                                        786,830
                                                                                                -------------------

Internet Application Software (0.07%)
Interwoven Inc (a)(b)                                        18,200                                        184,730
Stellent Inc (a)                                              7,500                                         96,075
                                                                                                -------------------
                                                                                                           280,805
                                                                                                -------------------
Internet Connectivity Services (0.09%)
Redback Networks Inc (a)(b)                                  15,300                                        342,720
                                                                                                -------------------

Internet Content - Information & News (0.03%)
ProQuest Co (a)(b)                                            6,400                                        100,480
                                                                                                -------------------

Internet Infrastructure Software (0.06%)
AsiaInfo Holdings Inc (b)                                     6,300                                         29,799
TIBCO Software Inc (a)(b)                                    25,100                                        216,362
                                                                                                -------------------
                                                                                                           246,161
                                                                                                -------------------
Internet Security (0.04%)
Internet Security Systems (a)(b)                                800                                         17,952
Ipass Inc (a)(b)                                             14,500                                        120,640
                                                                                                -------------------
                                                                                                           138,592
                                                                                                -------------------
Investment Companies (0.22%)
Technology Investment Capital Corp                           58,849                                        833,302
                                                                                                -------------------

Investment Management & Advisory Services (0.11%)
Calamos Asset Management Inc                                 10,600                                        410,856
                                                                                                -------------------

Lasers - Systems & Components (0.40%)
Coherent Inc (a)(b)                                          12,100                                        447,821
Cymer Inc (a)(b)                                              4,900                                        253,281
Electro Scientific Industries Inc (b)                         8,800                                        176,264
Rofin-Sinar Technologies Inc (b)                             11,200                                        628,432
                                                                                                -------------------
                                                                                                         1,505,798
                                                                                                -------------------
Leisure & Recreation Products (0.13%)
K2 Inc (b)                                                   41,400                                        488,106
                                                                                                -------------------

Life & Health Insurance (0.98%)
Delphi Financial Group                                       42,850                                      2,244,911
Great American Financial Resources Inc                        8,400                                        179,424
Phoenix Cos Inc/The (a)                                      29,900                                        454,181
Scottish Re Group Ltd (a)                                    20,500                                        476,215
Universal American Financial Corp (b)                        24,100                                        355,234
                                                                                                -------------------
                                                                                                         3,709,965
                                                                                                -------------------
Linen Supply & Related Items (0.27%)
Angelica Corp                                                36,000                                        730,440
Unifirst Corp/MA                                              8,900                                        276,078
                                                                                                -------------------
                                                                                                         1,006,518
                                                                                                -------------------
Machinery - Construction & Mining (0.52%)
Astec Industries Inc (b)                                      5,600                                        220,360
JLG Industries Inc                                           61,200                                      1,755,216
                                                                                                -------------------
                                                                                                         1,975,576
                                                                                                -------------------
Machinery - Electrical (0.13%)
Regal-Beloit Corp (a)                                        10,700                                        499,262
                                                                                                -------------------

Machinery - Farm (0.48%)
AGCO Corp (a)(b)                                             65,600                                      1,552,752
Alamo Group Inc                                               3,600                                         76,752
Gehl Co (a)(b)                                                4,900                                        175,812
                                                                                                -------------------
                                                                                                         1,805,316
                                                                                                -------------------
Machinery - General Industry (1.58%)
Applied Industrial Technologies Inc                          82,550                                      3,429,953
Gardner Denver Inc (b)                                       25,800                                      1,922,874
Kadant Inc (b)                                                8,000                                        188,880
Sauer-Danfoss Inc (a)                                        17,200                                        404,200
                                                                                                -------------------
                                                                                                         5,945,907
                                                                                                -------------------
Machinery - Material Handling (0.28%)
Cascade Corp                                                  9,800                                        406,700
NACCO Industries Inc (a)                                      4,000                                        644,400
                                                                                                -------------------
                                                                                                         1,051,100
                                                                                                -------------------
Machinery - Pumps (0.21%)
Flowserve Corp (b)                                            9,300                                        534,936
Graco Inc                                                     5,600                                        261,800
Tecumseh Products Co (a)                                        600                                         13,770
                                                                                                -------------------
                                                                                                           810,506
                                                                                                -------------------
Machinery Tools & Related Products (0.63%)
Kennametal Inc                                               23,500                                      1,453,475
Lincoln Electric Holdings Inc                                16,800                                        920,808
                                                                                                -------------------
                                                                                                         2,374,283
                                                                                                -------------------
Medical  - Outpatient & Home Medical Care (0.12%)
Allied Healthcare International Inc (b)                      33,400                                        155,644
Gentiva Health Services Inc (b)                               9,500                                        160,930
Res-Care Inc (a)(b)                                           6,400                                        131,392
                                                                                                -------------------
                                                                                                           447,966
                                                                                                -------------------
Medical - Biomedical/Gene (1.08%)
Alexion Pharmaceuticals Inc (a)(b)                            8,300                                        282,117
Applera Corp - Celera Genomics Group (a)(b)                   9,800                                        117,502
Arena Pharmaceuticals Inc (a)(b)                             11,100                                        157,176
Bio-Rad Laboratories Inc (a)(b)                              10,600                                        693,346
Cytokinetics Inc (a)(b)                                      19,400                                        140,650
GTx Inc (b)                                                  13,300                                        126,350
Human Genome Sciences Inc (a)(b)                              6,900                                         78,729
Lifecell Corp (a)(b)                                         12,700                                        343,408
Myogen Inc (a)(b)                                             7,100                                        234,726
Nektar Therapeutics (a)(b)                                   13,000                                        279,630
Seattle Genetics Inc /WA (b)                                 14,600                                         71,686
Telik Inc (a)(b)                                             11,391                                        209,480
Vertex Pharmaceuticals Inc (a)(b)                            36,500                                      1,327,505
                                                                                                -------------------
                                                                                                         4,062,305
                                                                                                -------------------
Medical - Drugs (0.33%)
Adams Respiratory Therapeutics Inc (b)                        7,000                                        300,230
Adolor Corp (b)                                              12,323                                        289,837

Cubist Pharmaceuticals Inc (b)                               11,800                                        267,506
Pharmion Corp (a)(b)                                         12,400                                        240,064
Valeant Pharmaceuticals International (a)                     7,800                                        139,620
                                                                                                -------------------
                                                                                                         1,237,257
                                                                                                -------------------
Medical - Generic Drugs (0.19%)
Alpharma Inc (a)                                             27,700                                        727,125
                                                                                                -------------------

Medical - HMO (0.10%)
Magellan Health Services Inc (a)(b)                           9,100                                        369,915
                                                                                                -------------------

Medical - Nursing Homes (0.23%)
Kindred Healthcare Inc (a)(b)                                35,800                                        868,508
                                                                                                -------------------

Medical Information Systems (0.38%)
Computer Programs & Systems Inc                              11,000                                        519,420
Per-Se Technologies Inc (a)(b)                               32,400                                        905,580
                                                                                                -------------------
                                                                                                         1,425,000
                                                                                                -------------------
Medical Instruments (0.13%)
Conmed Corp (a)(b)                                           22,200                                        484,182
SurModics Inc (a)(b)                                            200                                          7,112
                                                                                                -------------------
                                                                                                           491,294
                                                                                                -------------------
Medical Laser Systems (0.08%)
LCA-Vision Inc (a)                                            5,600                                        314,496
                                                                                                -------------------

Medical Products (0.47%)
Haemonetics Corp/Mass (a)(b)                                  8,200                                        446,900
HealthTronics Inc (a)(b)                                     77,600                                        659,600
Invacare Corp                                                   500                                         15,325
PSS World Medical Inc (a)(b)                                 26,400                                        476,256
Viasys Healthcare Inc (b)                                     5,800                                        168,664
                                                                                                -------------------
                                                                                                         1,766,745
                                                                                                -------------------
Medical Sterilization Products (0.06%)
STERIS Corp                                                  10,100                                        232,502
                                                                                                -------------------

Metal Processors & Fabrication (1.41%)
CIRCOR International Inc                                     10,500                                        318,150
Commercial Metals Co                                         51,400                                      2,796,160
Mueller Industries Inc                                        9,100                                        344,708
NN Inc                                                       25,700                                        327,675
Quanex Corp                                                  35,575                                      1,521,187
                                                                                                -------------------
                                                                                                         5,307,880
                                                                                                -------------------
MRI - Medical Diagnostic Imaging (0.02%)
Alliance Imaging Inc (a)(b)                                  17,700                                         92,748
                                                                                                -------------------

Multi-line Insurance (0.09%)
Direct General Corp (a)                                      10,200                                        171,258
United Fire & Casualty Co (a)                                 5,600                                        167,664
                                                                                                -------------------
                                                                                                           338,922
                                                                                                -------------------
Multimedia (0.22%)
Entravision Communications Corp (b)                          27,500                                        230,450
Journal Communications Inc                                   30,600                                        358,938
Media General Inc (a)                                         5,700                                        234,156
                                                                                                -------------------
                                                                                                           823,544
                                                                                                -------------------
Music (0.10%)
Steinway Musical Instruments (a)(b)                          11,600                                        372,940
                                                                                                -------------------

Networking Products (0.92%)
Adaptec Inc (b)                                              44,300                                        244,979
Aeroflex Inc (a)(b)                                          28,100                                        354,341
Anixter International Inc (a)                                22,700                                      1,154,068
Black Box Corp                                               11,000                                        516,120
Hypercom Corp (b)                                             9,200                                         83,536
Netgear Inc (a)(b)                                           13,400                                        300,830
Polycom Inc (a)(b)                                           16,350                                        359,700
SafeNet Inc (b)                                              23,052                                        463,115
                                                                                                -------------------
                                                                                                         3,476,689
                                                                                                -------------------
Non-hazardous Waste Disposal (0.02%)
Waste Services Inc (b)                                       25,000                                         79,500
                                                                                                -------------------

Office Automation & Equipment (0.05%)
Global Imaging Systems Inc (a)(b)                               500                                         18,675
IKON Office Solutions Inc                                    13,700                                        180,840
                                                                                                -------------------
                                                                                                           199,515
                                                                                                -------------------
Office Supplies & Forms (0.22%)
Ennis Inc                                                     7,000                                        137,900
John H Harland Co                                            16,300                                        675,635
                                                                                                -------------------
                                                                                                           813,535
                                                                                                -------------------
Oil - Field Services (0.75%)
Hanover Compressor Co (a)(b)                                 10,800                                        217,728
Helix Energy Solutions Group Inc (b)                          7,600                                        295,032
Key Energy Services Inc (b)                                  11,300                                        193,117
Oceaneering International Inc (b)                             3,100                                        189,193
Oil States International Inc (a)(b)                          25,900                                      1,045,583
RPC Inc                                                       9,100                                        251,979
Universal Compression Holdings Inc (b)                       11,500                                        642,850
                                                                                                -------------------
                                                                                                         2,835,482
                                                                                                -------------------
Oil & Gas Drilling (0.62%)
Todco (a)                                                    51,300                                      2,353,131
                                                                                                -------------------

Oil Company - Exploration & Production (2.37%)
Bois d'Arc Energy Inc (a)(b)                                 12,800                                        217,088
Cabot Oil & Gas Corp                                         13,300                                        655,158
Callon Petroleum Co (b)                                       6,800                                        140,352
Cimarex Energy Co (a)                                        52,288                                      2,245,770
Comstock Resources Inc (b)                                   20,300                                        630,924
Edge Petroleum Corp (a)(b)                                   17,300                                        399,803
Energy Partners Ltd (a)(b)                                   25,300                                        652,487
Harvest Natural Resources Inc (a)(b)                         15,900                                        214,491
Houston Exploration Co (b)                                   16,700                                        933,864
PetroHawk Energy Corp (a)(b)                                 19,900                                        250,342
Pogo Producing Co                                             3,700                                        183,853
Remington Oil & Gas Corp (a)(b)                               3,600                                        156,996
St Mary Land & Exploration Co                                 8,300                                        349,928
Stone Energy Corp (a)(b)                                     19,100                                        899,610
Swift Energy Co (a)(b)                                       24,000                                      1,016,640
                                                                                                -------------------
                                                                                                         8,947,306
                                                                                                -------------------
Oil Field Machinery & Equipment (0.26%)
Lone Star Technologies Inc (a)(b)                            18,800                                        996,588
                                                                                                -------------------

Oil Refining & Marketing (0.15%)
Frontier Oil Corp                                             2,900                                        175,537
Giant Industries Inc (a)(b)                                   5,200                                        373,776
                                                                                                -------------------
                                                                                                           549,313
                                                                                                -------------------

Paper & Related Products (0.40%)
Potlatch Corp                                                 7,390                                        287,767
Rock-Tenn Co                                                 21,900                                        347,553
Schweitzer-Mauduit International Inc                         24,700                                        597,987
Wausau Paper Corp                                            19,600                                        281,848
                                                                                                -------------------
                                                                                                         1,515,155
                                                                                                -------------------
Physician Practice Management (0.20%)
Pediatrix Medical Group Inc (a)(b)                           14,800                                        749,176
                                                                                                -------------------

Poultry (0.08%)
Gold Kist Inc (b)                                             6,600                                         88,374
Pilgrim's Pride Corp                                          7,900                                        206,427
                                                                                                -------------------
                                                                                                           294,801
                                                                                                -------------------
Printing - Commercial (0.20%)
Banta Corp                                                      700                                         35,406
Consolidated Graphics Inc (b)                                 8,600                                        449,694
Valassis Communications Inc (b)                               9,100                                        266,357
                                                                                                -------------------
                                                                                                           751,457
                                                                                                -------------------
Private Corrections (0.15%)
Geo Group Inc/The (b)                                        15,600                                        559,104
                                                                                                -------------------

Property & Casualty Insurance (2.90%)
American Physicians Capital Inc (b)                          13,100                                        632,992
Argonaut Group Inc (a)(b)                                    25,800                                        900,420
Baldwin & Lyons Inc                                             725                                         18,299
Infinity Property & Casualty Corp                            12,200                                        547,048
LandAmerica Financial Group Inc (a)                          21,900                                      1,519,422
Midland Co/The                                                4,100                                        146,206
Navigators Group Inc (a)(b)                                     800                                         37,848
Ohio Casualty Corp                                           40,000                                      1,186,000
PMA Capital Corp (a)(b)                                      93,000                                        909,540
ProAssurance Corp (b)                                           800                                         40,304
RLI Corp (a)                                                  6,300                                        312,480
Safety Insurance Group Inc (a)                               16,800                                        777,672
Selective Insurance Group                                    16,800                                        935,088
State Auto Financial Corp                                     7,400                                        260,258
Stewart Information Services Corp (a)                        21,600                                        933,120
Zenith National Insurance Corp                               40,050                                      1,767,006
                                                                                                -------------------
                                                                                                        10,923,703
                                                                                                -------------------
Publicly Traded Investment Fund (0.79%)
iShares Russell 2000 Value Index Fund (a)                    39,600                                      2,969,604
                                                                                                -------------------

Publishing - Books (0.22%)
Scholastic Corp (b)                                          31,500                                        836,010
                                                                                                -------------------

Publishing - Newspapers (0.02%)
Journal Register Co (a)                                       8,500                                         95,030
                                                                                                -------------------

Publishing - Periodicals (0.07%)
Reader's Digest Association Inc/The                          19,400                                        267,332
                                                                                                -------------------

Radio (0.20%)
Radio One Inc - Class D (b)                                  93,000                                        668,670
Saga Communications Inc (a)(b)                                8,200                                         75,112
                                                                                                -------------------
                                                                                                           743,782

                                                                                                -------------------

Real Estate Magagement & Services (0.27%)
Jones Lang LaSalle Inc                                       11,900                                      1,008,644
                                                                                                -------------------

Recycling (0.07%)
Metal Management Inc                                          7,600                                        246,620
                                                                                                -------------------

Reinsurance (0.41%)
Endurance Specialty Holdings Ltd                             10,700                                        331,272
Odyssey Re Holdings Corp (a)                                 26,500                                        637,325
Platinum Underwriters Holdings Ltd (a)                       20,800                                        573,456
                                                                                                -------------------
                                                                                                         1,542,053
                                                                                                -------------------
REITS - Apartments (0.90%)
American Campus Communities Inc                              12,100                                        292,215
Mid-America Apartment Communities Inc                        36,200                                      1,918,600
Post Properties Inc (a)                                      26,700                                      1,166,523
                                                                                                -------------------
                                                                                                         3,377,338
                                                                                                -------------------
REITS - Diversified (1.02%)
CentraCore Properties Trust                                   7,400                                        177,600
Colonial Properties Trust (a)                                10,200                                        502,248
Entertainment Properties Trust                               10,400                                        425,048
Lexington Corporate Properties Trust                        127,900                                      2,757,524
                                                                                                -------------------
                                                                                                         3,862,420
                                                                                                -------------------
REITS - Healthcare (0.79%)
Health Care REIT Inc                                          9,050                                        314,940
LTC Properties Inc                                           20,400                                        447,576
National Health Investors Inc                                47,300                                      1,138,038
Omega Healthcare Investors Inc                               19,800                                        253,242
Senior Housing Properties Trust (a)                          49,200                                        844,764
                                                                                                -------------------
                                                                                                         2,998,560
                                                                                                -------------------
REITS - Hotels (2.11%)
Ashford Hospitality Trust Inc                                45,700                                        531,948
Boykin Lodging Co (a)(b)                                      9,900                                         98,208
Equity Inns Inc                                              35,400                                        573,480
FelCor Lodging Trust Inc                                     56,800                                      1,229,720
Highland Hospitality Corp                                    47,200                                        608,880
Innkeepers USA Trust (a)                                     80,200                                      1,284,804
LaSalle Hotel Properties                                     15,400                                        673,442
MeriStar Hospitality Corp (b)                               127,500                                      1,331,100
Sunstone Hotel Investors Inc (a)                             46,700                                      1,342,158
Winston Hotels Inc                                           27,700                                        298,329
                                                                                                -------------------
                                                                                                         7,972,069
                                                                                                -------------------
REITS - Mortgage (1.38%)
American Home Mortgage Investment Corp (a)                   43,121                                      1,497,161
Anthracite Capital Inc                                       97,600                                      1,034,560
Capital Trust Inc/NY (a)                                      8,900                                        276,790
IMPAC Mortgage Holdings Inc (a)                              40,200                                        381,900
MFA Mortgage Investments Inc                                 28,826                                        197,746
Newcastle Investment Corp (a)                                12,100                                        271,161
Novastar Financial Inc (a)                                   11,500                                        425,500
RAIT Investment Trust                                        43,100                                      1,115,428
                                                                                                -------------------
                                                                                                         5,200,246

                                                                                                -------------------
REITS - Office Property (1.95%)
BioMed Realty Trust Inc                                      15,500                                        429,040
Brandywine Realty Trust (a)                                  15,900                                        450,129
CarrAmerica Realty Corp                                      39,800                                      1,781,448
Columbia Equity Trust Inc                                     6,400                                        103,744
Corporate Office Properties Trust SBI MD                      4,700                                        195,050

Glenborough Realty Trust Inc (a)                             20,000                                        419,000
Government Properties Trust Inc                              29,300                                        252,859
Kilroy Realty Corp                                           34,500                                      2,460,540
Maguire Properties Inc                                       12,900                                        438,084
Parkway Properties Inc/Md                                    20,500                                        811,800
                                                                                                -------------------
                                                                                                         7,341,694
                                                                                                -------------------
REITS - Regional Malls (0.78%)
Pennsylvania Real Estate Investment Trust (a)                61,000                                      2,474,160
Taubman Centers Inc (a)                                      11,300                                        464,882
                                                                                                -------------------
                                                                                                         2,939,042
                                                                                                -------------------
REITS - Shopping Centers (0.60%)
Equity One Inc                                               26,400                                        606,672
Kite Realty Group Trust                                      38,000                                        580,260
Saul Centers Inc                                             23,600                                        965,004
Urstadt Biddle Properties Inc                                 6,700                                        112,024
                                                                                                -------------------
                                                                                                         2,263,960
                                                                                                -------------------
REITS - Storage (0.04%)
Extra Space Storage Inc (a)                                   9,000                                        141,480
                                                                                                -------------------

REITS - Warehouse & Industrial (0.20%)
First Potomac Realty Trust                                   27,000                                        744,930
                                                                                                -------------------

Rental - Auto & Equipment (0.89%)
Aaron Rents Inc                                              29,200                                        784,312
Dollar Thrifty Automotive Group (a)(b)                       20,100                                        978,468
Electro Rent Corp (b)                                         8,200                                        132,184
Rent-Way Inc (a)(b)                                          32,100                                        240,750
United Rentals Inc (a)(b)                                    34,400                                      1,227,048
                                                                                                -------------------
                                                                                                         3,362,762
                                                                                                -------------------
Research & Development (0.07%)
PRA International (a)(b)                                     11,200                                        260,512
                                                                                                -------------------

Resorts & Theme Parks (0.15%)
Bluegreen Corp (a)(b)                                        12,100                                        149,193
Six Flags Inc (a)(b)                                         46,600                                        429,186
                                                                                                -------------------
                                                                                                           578,379
                                                                                                -------------------
Retail - Apparel & Shoe (2.41%)
Brown Shoe Co Inc                                            33,750                                      1,283,512
Cato Corp/The                                                16,600                                        375,658
Charming Shoppes Inc (a)(b)                                 150,000                                      2,062,500
Childrens Place Retail Stores Inc/The (b)                     5,500                                        339,790
Dress Barn Inc (a)(b)                                        45,200                                      1,143,108
Finish Line (a)                                              30,300                                        499,344
Genesco Inc (a)(b)                                           10,700                                        442,231
Kenneth Cole Productions Inc (a)                              9,900                                        252,549
Payless Shoesource Inc (b)                                   42,100                                        967,037
Stage Stores Inc                                             25,850                                        808,071
Stein Mart Inc                                               11,900                                        188,020
Too Inc (a)(b)                                               18,800                                        722,296
                                                                                                -------------------
                                                                                                         9,084,116
                                                                                                -------------------
Retail - Auto Parts (0.18%)
CSK Auto Corp (a)(b)                                         52,300                                        672,055
                                                                                                -------------------

Retail - Automobile (1.03%)
Asbury Automotive Group Inc (b)                              51,100                                        984,697
Lithia Motors Inc                                            54,200                                      1,836,838
Sonic Automotive Inc                                         29,400                                        794,388
United Auto Group Inc (a)                                     6,100                                        258,030
                                                                                                -------------------
                                                                                                         3,873,953
                                                                                                -------------------
Retail - Computer Equipment (0.19%)
GameStop Corp (b)                                             7,800                                        331,266
Insight Enterprises Inc (a)(b)                               11,000                                        217,470
Systemax Inc (b)                                             22,900                                        167,628
                                                                                                -------------------
                                                                                                           716,364
                                                                                                -------------------
Retail - Convenience Store (0.28%)
Casey's General Stores Inc                                   32,600                                        697,314
Pantry Inc/The (a)(b)                                         5,400                                        357,426
                                                                                                -------------------
                                                                                                         1,054,740
                                                                                                -------------------
Retail - Drug Store (0.08%)
Longs Drug Stores Corp (a)                                    6,200                                        293,942
                                                                                                -------------------

Retail - Hypermarkets (0.09%)
Smart & Final Inc (b)                                        20,000                                        339,000
                                                                                                -------------------

Retail - Jewelry (0.05%)
Movado Group Inc                                             10,100                                        198,667
                                                                                                -------------------

Retail - Pawn Shops (0.38%)
Cash America International Inc                               43,200                                      1,420,416
                                                                                                -------------------

Retail - Restaurants (1.11%)
Applebees International Inc                                   8,897                                        206,499
Jack in the Box Inc (b)                                      31,200                                      1,304,160
Landry's Restaurants Inc                                     39,500                                      1,401,065
Lone Star Steakhouse & Saloon Inc                            18,100                                        493,406
Luby's Inc (a)(b)                                            11,700                                        138,762
Papa John's International Inc (a)(b)                         17,200                                        574,824
Ryan's Restaurant Group Inc (a)(b)                            6,400                                         85,696
                                                                                                -------------------
                                                                                                         4,204,412
                                                                                                -------------------
Retail - Sporting Goods (0.01%)
Sports Authority Inc/The (a)(b)                                 977                                         36,305
                                                                                                -------------------

Retail - Toy Store (0.06%)
Build-A-Bear Workshop Inc (a)(b)                              6,600                                        213,180
                                                                                                -------------------

Retail - Video Rental (0.00%)
Movie Gallery Inc (a)                                         1,200                                          3,120
                                                                                                -------------------

Savings & Loans - Thrifts (2.99%)
BankAtlantic Bancorp Inc                                     40,400                                        602,768
Bankunited Financial Corp (a)                                39,600                                      1,215,324
Berkshire Hills Bancorp Inc                                   4,700                                        161,398
Commercial Capital Bancorp Inc                                6,026                                         94,427
Dime Community Bancshares                                    18,550                                        262,853
First Financial Holdings Inc (a)                              5,400                                        172,098
First Niagara Financial Group Inc                           106,230                                      1,487,220
First Place Financial Corp/OH                                11,700                                        268,983
FirstFed Financial Corp (a)(b)                               11,900                                        748,391
Flagstar Bancorp Inc (a)                                     21,300                                        340,800
Franklin Bank Corp/Houston TX (b)                            19,500                                        378,495
Horizon Financial Corp                                        4,300                                        103,501
ITLA Capital Corp                                             3,300                                        168,960
KNBT Bancorp Inc                                             18,400                                        310,040
MAF Bancorp Inc (a)                                          16,949                                        752,197

NewAlliance Bancshares Inc                                   21,400                                        309,016
Partners Trust Financial Group Inc (a)                       35,600                                        420,080
Provident Financial Services Inc                             30,700                                        560,275
Sterling Financial Corp/WA (a)                               57,593                                      1,851,615
TierOne Corp (a)                                             15,300                                        521,118
WSFS Financial Corp                                           8,600                                        541,198
                                                                                                -------------------
                                                                                                        11,270,757
                                                                                                -------------------
Seismic Data Collection (0.18%)
Veritas DGC Inc (a)(b)                                       14,400                                        690,048
                                                                                                -------------------

Semiconductor Component - Integrated Circuits (0.69%)
Atmel Corp (b)                                               67,400                                        353,176
Cirrus Logic Inc (b)                                         26,600                                        251,370
Emulex Corp (b)                                              34,800                                        631,620
Exar Corp (b)                                                 6,600                                         95,634
Genesis Microchip Inc (a)(b)                                 13,200                                        207,504
Integrated Device Technology Inc (a)(b)                      46,300                                        704,686
Pericom Semiconductor Corp (b)                                6,100                                         59,536
Standard Microsystems Corp (b)                               11,700                                        272,610
Vitesse Semiconductor Corp (a)(b)                            24,100                                         44,344
                                                                                                -------------------
                                                                                                         2,620,480
                                                                                                -------------------
Semiconductor Equipment (0.91%)
Asyst Technologies Inc (a)(b)                                43,600                                        442,976
Axcelis Technologies Inc (b)                                 39,000                                        229,710
Cabot Microelectronics Corp (b)                              10,400                                        340,184
Cohu Inc                                                     12,300                                        236,037
Credence Systems Corp (b)                                    23,100                                        163,779
Entegris Inc (b)                                             73,437                                        747,589
Kulicke & Soffa Industries Inc (b)                           19,500                                        176,670
Mattson Technology Inc (a)(b)                                28,400                                        326,316
MKS Instruments Inc (b)                                      21,000                                        501,270
Photronics Inc (b)                                           15,400                                        276,738
                                                                                                -------------------
                                                                                                         3,441,269
                                                                                                -------------------
Steel - Producers (1.52%)
Carpenter Technology Corp (a)                                 5,200                                        618,540
Chaparral Steel Co (b)                                       11,500                                        725,880
Reliance Steel & Aluminum Co                                 22,600                                      2,010,270
Ryerson Inc (a)                                               6,500                                        190,970
Schnitzer Steel Industries Inc                                6,700                                        263,511
Steel Dynamics Inc (a)                                       27,700                                      1,729,588
Steel Technologies Inc                                        9,100                                        211,393
                                                                                                -------------------
                                                                                                         5,750,152
                                                                                                -------------------
Steel - Specialty (0.09%)
Oregon Steel Mills Inc (a)(b)                                 7,200                                        356,616
                                                                                                -------------------

Steel Pipe & Tube (0.53%)
NS Group Inc (a)(b)                                          11,300                                        565,226
Valmont Industries Inc                                       26,800                                      1,440,500
                                                                                                -------------------
                                                                                                         2,005,726
                                                                                                -------------------
Telecommunication Equipment (0.44%)
Arris Group Inc (b)                                          15,200                                        180,120
CommScope Inc (a)(b)                                         21,000                                        694,050
Comtech Telecommunications Corp (a)(b)                       10,800                                        307,260
Ditech Communications Corp (a)(b)                            12,200                                        114,924
North Pittsburgh Systems Inc                                    700                                         15,925
Utstarcom Inc (a)(b)                                         17,500                                        121,625

Westell Technologies Inc (b)                                 57,200                                        227,084
                                                                                                -------------------
                                                                                                         1,660,988
                                                                                                -------------------
Telecommunication Equipment - Fiber Optics (0.61%)
C-COR Inc (a)(b)                                             15,600                                        127,608
Ciena Corp (a)(b)                                           288,000                                      1,177,920
Finisar Corp (a)(b)                                          65,300                                        306,910
MRV Communications Inc (a)(b)                                14,900                                         56,769
Newport Corp (a)(b)                                          25,300                                        485,760
Sycamore Networks Inc (b)                                    27,200                                        127,840
                                                                                                -------------------
                                                                                                         2,282,807
                                                                                                -------------------
Telecommunication Services (0.93%)
Commonwealth Telephone Enterprises Inc (a)                    6,400                                        212,352
Consolidated Communications Holdings Inc                     13,800                                        209,760
Mastec Inc (a)(b)                                            22,400                                        276,192
NeuStar Inc (a)(b)                                           13,700                                        480,870
Premiere Global Services Inc (b)                            144,500                                      1,128,545
Time Warner Telecom Inc (a)(b)                               71,400                                      1,197,378
                                                                                                -------------------
                                                                                                         3,505,097
                                                                                                -------------------
Telephone - Integrated (1.17%)
Broadwing Corp (a)(b)                                        28,600                                        397,254
Cincinnati Bell Inc (b)                                     259,400                                      1,089,480
CT Communications Inc                                        37,800                                        536,760
General Communication Inc (a)(b)                             19,800                                        237,600
Level 3 Communications Inc (a)(b)                           343,000                                      1,852,200
SureWest Communications                                       5,700                                        128,250
Talk America Holdings Inc (b)                                16,800                                        153,048
                                                                                                -------------------
                                                                                                         4,394,592
                                                                                                -------------------
Television (0.08%)
Lin TV Corp (a)(b)                                           24,000                                        212,160
Sinclair Broadcast Group Inc (a)                             11,700                                         91,845
                                                                                                -------------------
                                                                                                           304,005
                                                                                                -------------------
Textile - Apparel (0.03%)
Perry Ellis International Inc (b)                             4,300                                         98,470
                                                                                                -------------------

Theaters (0.04%)
Carmike Cinemas Inc (a)                                       6,500                                        160,615
                                                                                                -------------------

Therapeutics (0.41%)
Atherogenics Inc (a)(b)                                       8,326                                        117,813
AVANIR Pharmaceuticals (a)(b)                                34,000                                        401,880
Cypress Bioscience Inc (a)(b)                                34,400                                        256,280
MGI Pharma Inc (a)(b)                                         8,600                                        160,648
Nuvelo Inc (b)                                                6,600                                        108,042
Progenics Pharmaceuticals Inc (a)(b)                          9,900                                        232,056
United Therapeutics Corp (a)(b)                               4,300                                        256,065
                                                                                                -------------------
                                                                                                         1,532,784
                                                                                                -------------------
Tobacco (0.45%)
Alliance One International Inc                               56,000                                        245,280
Universal Corp/Richmond VA (a)                               37,800                                      1,439,046
                                                                                                -------------------
                                                                                                         1,684,326
                                                                                                -------------------
Toys (0.16%)
Jakks Pacific Inc (a)(b)                                     15,800                                        358,186
Marvel Entertainment Inc (a)(b)                              13,200                                        257,532
                                                                                                -------------------
                                                                                                           615,718
                                                                                                -------------------
Transport - Equipment & Leasing (0.62%)
Amerco Inc (b)                                                5,600                                        584,864

GATX Corp (a)                                                25,700                                      1,202,760
Greenbrier Cos Inc                                            6,800                                        273,020
Interpool Inc (a)                                            13,100                                        263,965
                                                                                                -------------------
                                                                                                         2,324,609
                                                                                                -------------------
Transport - Marine (0.16%)
General Maritime Corp (a)                                    10,700                                        355,454
Kirby Corp (a)(b)                                             3,300                                        243,210
                                                                                                -------------------
                                                                                                           598,664
                                                                                                -------------------
Transport - Rail (0.55%)
Genesee & Wyoming Inc (a)(b)                                 50,400                                      1,651,608
RailAmerica Inc (b)                                          36,000                                        411,120
                                                                                                -------------------
                                                                                                         2,062,728
                                                                                                -------------------
Transport - Services (0.35%)
Bristow Group Inc (a)(b)                                     10,800                                        387,504
Pacer International Inc                                      14,000                                        480,060
SIRVA Inc (a)(b)                                             46,100                                        435,645
                                                                                                -------------------
                                                                                                         1,303,209
                                                                                                -------------------
Transport - Truck (0.44%)
Arkansas Best Corp                                            5,600                                        240,352
Covenant Transport Inc (a)(b)                                 7,100                                         98,264
Marten Transport Ltd (a)(b)                                   3,200                                         69,696
SCS Transportation Inc (b)                                   24,600                                        646,242
US Xpress Enterprises Inc (a)(b)                             13,800                                        271,032
Werner Enterprises Inc                                       17,825                                        341,883
                                                                                                -------------------
                                                                                                         1,667,469

                                                                                                -------------------
Vitamins & Nutrition Products (0.08%)
NBTY Inc (b)                                                 13,400                                        303,510
                                                                                                -------------------

Water (0.14%)
American States Water Co (a)                                  6,400                                        255,424
California Water Service Group (a)                            6,400                                        272,064
                                                                                                -------------------
                                                                                                           527,488
                                                                                                -------------------
Web Portals (0.11%)
United Online Inc (a)                                        31,600                                        407,324
                                                                                                -------------------

Wire & Cable Products (0.45%)
Encore Wire Corp (a)(b)                                      17,350                                        727,486
General Cable Corp (b)                                       20,400                                        644,028
Superior Essex Inc (b)                                       12,100                                        338,316
                                                                                                -------------------
                                                                                                         1,709,830
                                                                                                -------------------
Wireless Equipment (0.40%)
Glenayre Technologies Inc (b)                                13,900                                         76,867
Powerwave Technologies Inc (a)(b)                            55,400                                        617,710
RF Micro Devices Inc (a)(b)                                  64,000                                        595,200
Spectralink Corp (a)                                         17,200                                        205,196
                                                                                                -------------------
                                                                                                         1,494,973
                                                                                                -------------------
TOTAL COMMON STOCKS                                                                          $         364,920,895
                                                                                                -------------------
                                                         Principal
                                                           Amount                                     Value
                                                         ----------- -------------------------- -------------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.13%)
U.S. Treasury (0.13%)
2.88%, 11/30/2006 (c)                                       515,000                                        508,884
                                                                                                -------------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                        $             508,884
                                                                                                -------------------

MONEY MARKET FUNDS (28.17%)
BNY Institutional Cash Reserve Fund (d)                  106,203,000                                   106,203,000
                                                                                                -------------------
TOTAL MONEY MARKET FUNDS                                                                     $         106,203,000
                                                                                                -------------------
Total Investments                                                                            $         471,632,779
Liabilities in Excess of Other Assets, Net - (25.08)%                                                 (94,570,470)
                                                                                                -------------------
TOTAL NET ASSETS - 100.00%                                                                   $         377,062,309
                                                                                                ===================
                                                                                                -------------------

                                                                                                ===================

(a) Security or a portion of the security was on loan at the end of the period.
(b) Non-Income Producing Security
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts.
    At the end of the period, the value of these securities totaled $508,884 or 0.13% of net assets.

(d) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                       $          68,786,467
Unrealized Depreciation                                (13,828,554)
                                                 -------------------
Net Unrealized Appreciation (Depreciation)              54,957,913
Cost for federal income tax purposes                   416,674,866



                          SCHEDULE OF FUTURES CONTRACTS
                                                    Current      Unrealized
                        Number       Original       Market     Appreciation/
                           of
Type                    Contracts      Value         Value     (Depreciation)
--------------------------------- --------------------------------------------
Buy:
Russell 2000; June 2006    21        $7,961,725    $8,072,400      $110,675

Portfolio Summary (unaudited)
----------------------------------------------------------
Sector                                            Percent
----------------------------------------------------------
Financial                                          57.08%
Industrial                                         18.27%
Consumer, Cyclical                                 11.89%
Consumer, Non-cyclical                              9.89%
Technology                                          7.07%
Communications                                      6.43%
Energy                                              4.41%
Utilities                                           4.40%
Basic Materials                                     4.33%
Funds                                               0.79%
Diversified                                         0.39%
Government                                          0.13%
Liabilities in Excess of Other Assets, Net      (-25.08%)
                                          ----------------
TOTAL NET ASSETS                                  100.00%
                                          ================

Other Assets Summary (unaudited)
-----------------------------------------------
Asset Type                             Percent
-----------------------------------------------
Futures                                  2.14%




Schedule of Investments
April 30, 2006 (unaudited)
Partners SmallCap Value Fund II
                                                             Shares
                                                              Held                                       Value
                                                           ----------- --------------------------- ------------------
COMMON STOCKS (98.58%)
Advanced Materials & Products (0.01%)
Core Molding Technologies Inc (a)                               6,700                           $             36,046
Rotonics Manufacturing Inc                                      1,900                                          6,460
                                                                                                   ------------------
                                                                                                              42,506

                                                                                                   ------------------
Aerospace & Defense (0.71%)
Esterline Technologies Corp (a)(b)                             45,925                                      2,035,396
Herley Industries Inc (a)(b)                                   26,400                                        559,152
                                                                                                   ------------------
                                                                                                           2,594,548
                                                                                                   ------------------
Aerospace & Defense Equipment (1.08%)
AAR Corp (a)                                                      100                                          2,668
Alliant Techsystems Inc (a)                                     9,150                                        731,909
Allied Defense Group Inc/The (a)                                3,900                                         89,349
DRS Technologies Inc (b)                                        9,775                                        542,806
Ducommun Inc (a)(b)                                            18,100                                        431,866
Fairchild Corp/The (a)                                          4,700                                         10,152
Heico Corp (b)                                                    400                                         13,120
Heico Corp                                                        300                                          8,310
Kaman Corp                                                      1,911                                         46,437
Moog Inc (a)(b)                                                15,500                                        580,475
Orbital Sciences Corp (a)                                      36,900                                        577,485
SIFCO Industries Inc (a)                                        5,600                                         27,944
Triumph Group Inc (a)(b)                                       18,500                                        870,610
                                                                                                   ------------------
                                                                                                           3,933,131
                                                                                                   ------------------
Agricultural Operations (0.03%)
Griffin Land & Nurseries Inc (a)                                1,602                                         48,300
Hines Horticulture Inc (a)                                     12,456                                         43,646
                                                                                                   ------------------
                                                                                                              91,946
                                                                                                   ------------------
Airlines (1.71%)
Alaska Air Group Inc (a)                                       49,400                                      1,875,224
Continental Airlines Inc (a)(b)                                 4,852                                        126,346
Frontier Airlines Holdings Inc (a)(b)                          64,300                                        435,954
MAIR Holdings Inc (a)(b)                                       16,800                                         85,344
Mesa Air Group Inc (a)(b)                                      54,700                                        575,991
Midwest Air Group Inc (a)(b)                                    7,255                                         35,187
Republic Airways Holdings Inc (a)                              36,800                                        625,600
Skywest Inc (b)                                               105,800                                      2,493,706
                                                                                                   ------------------
                                                                                                           6,253,352
                                                                                                   ------------------
Alternative Waste Tech (0.05%)
Calgon Carbon Corp (b)                                         23,900                                        179,011
                                                                                                   ------------------

Apparel Manufacturers (0.97%)
Ashworth Inc (a)(b)                                             9,600                                         98,016
Cutter & Buck Inc                                               8,400                                        100,800
Delta Apparel Inc                                               5,800                                         99,122
G-Iii Apparel Group Ltd (a)                                    10,200                                        100,368
Hampshire Group Ltd (a)                                           688                                         13,940
Hartmarx Corp (a)(b)                                           26,800                                        230,480
Kellwood Co (b)                                                50,500                                      1,618,020
Lakeland Industries Inc (a)                                     4,600                                         85,948
Russell Corp                                                   59,700                                      1,080,570
Superior Uniform Group Inc                                      3,500                                         42,455

Tandy Brands Accessories Inc                                    6,000                                         62,640
                                                                                                   ------------------
                                                                                                           3,532,359
                                                                                                   ------------------
Appliances (0.01%)
Applica Inc (a)(b)                                              5,000                                         19,850
Salton Inc (a)(b)                                               7,000                                         20,790
                                                                                                   ------------------
                                                                                                              40,640
                                                                                                   ------------------
Applications Software (0.21%)
Keane Inc (a)(b)                                               41,200                                        582,568
Mapinfo Corp (a)(b)                                            11,220                                        155,958
Nuance Communications Inc (a)                                   3,084                                         39,568
                                                                                                   ------------------
                                                                                                             778,094
                                                                                                   ------------------
Audio & Video Products (0.08%)
Audiovox Corp (a)(b)                                           10,715                                        130,080
Cobra Electronics Corp                                          9,600                                        111,072
Emerson Radio Corp (a)                                         13,300                                         44,688
                                                                                                   ------------------
                                                                                                             285,840
                                                                                                   ------------------
Auto Repair Centers (0.07%)
Monro Muffler Inc                                               7,375                                        268,081
                                                                                                   ------------------

Auto/Truck Parts & Equipment - Original (1.24%)
American Axle & Manufacturing Holdings (b)                     51,300                                        903,393
ArvinMeritor Inc (b)                                           80,000                                      1,330,400
Dura Automotive Systems Inc (a)(b)                             34,700                                         85,362
Hayes Lemmerz International Inc (a)                            26,480                                         88,443
IMPCO Technologies Inc (a)                                     18,500                                        133,940
Modine Manufacturing Co (b)                                    36,900                                      1,070,469
Superior Industries International (b)                          48,800                                        918,416
                                                                                                   ------------------
                                                                                                           4,530,423
                                                                                                   ------------------
Auto/Truck Parts & Equipment - Replacement (0.06%)
Proliance International Inc (a)                                15,060                                         75,300
Standard Motor Products Inc (b)                                16,200                                        129,276
                                                                                                   ------------------
                                                                                                             204,576
                                                                                                   ------------------
B2B - E-Commerce (0.49%)
Agile Software Corp (a)(b)                                    158,600                                      1,105,442
Ariba Inc (a)(b)                                               48,900                                        451,836
ePlus Inc (a)(b)                                               16,600                                        232,898
                                                                                                   ------------------
                                                                                                           1,790,176
                                                                                                   ------------------
Batteries & Battery Systems (0.14%)
EnerSys (a)(b)                                                 36,800                                        515,936
                                                                                                   ------------------

Brewery (0.01%)
Pyramid Breweries Inc (a)                                       4,350                                          9,998
Redhook ALE Brewery Inc (a)(b)                                  8,700                                         33,060
                                                                                                   ------------------
                                                                                                              43,058
                                                                                                   ------------------
Broadcasting Services & Programming (0.23%)
4Kids Entertainment Inc (a)(b)                                 11,300                                        194,699
Gray Television Inc                                            77,300                                        586,707
Medialink Worldwide Inc (a)(b)                                 10,900                                         44,690
                                                                                                   ------------------
                                                                                                             826,096
                                                                                                   ------------------
Building - Heavy Construction (0.01%)
Washington Group International Inc                                500                                         27,805
Williams Industries Inc (a)                                       600                                          1,458
                                                                                                   ------------------
                                                                                                              29,263
                                                                                                   ------------------

Building - Maintenance & Service (0.14%)
Healthcare Services Group                                      23,350                                        498,522
                                                                                                   ------------------

Building - Mobil Home & Manufactured Housing (0.26%)
Coachmen Industries Inc (b)                                    12,800                                        144,384
Modtech Holdings Inc (a)(b)                                     2,500                                         24,850
Monaco Coach Corp (b)                                          24,900                                        346,608
National RV Holdings Inc (a)                                   18,500                                        112,110
Palm Harbor Homes Inc (a)(b)                                    6,476                                        140,270
Skyline Corp (b)                                                5,000                                        195,300
                                                                                                   ------------------
                                                                                                             963,522
                                                                                                   ------------------
Building - Residential & Commercial (0.73%)
Amrep Corp                                                      1,800                                         84,150
Dominion Homes Inc (a)(b)                                       7,000                                         71,400
Levitt Corp                                                    12,300                                        240,588
M/I Homes Inc                                                  25,600                                      1,105,152
Orleans Homebuilders Inc                                        1,100                                         22,792
Technical Olympic USA Inc                                      22,600                                        474,600
WCI Communities Inc (a)(b)                                     26,300                                        674,069
                                                                                                   ------------------
                                                                                                           2,672,751
                                                                                                   ------------------
Building & Construction - Miscellaneous (0.32%)
Devcon International Corp (a)                                     400                                          3,600
Dycom Industries Inc (a)                                       17,425                                        381,782
Insituform Technologies Inc (a)(b)                             30,376                                        773,980
                                                                                                   ------------------
                                                                                                           1,159,362
                                                                                                   ------------------
Building & Construction Products - Miscellaneous (0.04%)
International Aluminum Corp (b)                                 2,800                                        119,000
Patrick Industries Inc (a)                                      2,100                                         25,796
                                                                                                   ------------------
                                                                                                             144,796
                                                                                                   ------------------
Building Products - Air & Heating (0.02%)
Comfort Systems USA Inc (b)                                     4,800                                         73,248
Mestek Inc (a)(b)                                                 600                                          8,652
                                                                                                   ------------------
                                                                                                              81,900
                                                                                                   ------------------
Building Products - Light Fixtures (0.00%)
Catalina Lighting Inc (a)                                         600                                          5,100
                                                                                                   ------------------

Capacitors (0.48%)
American Technical Ceramics Corp (a)                            2,800                                         40,320
Kemet Corp (a)(b)                                             156,900                                      1,696,089
                                                                                                   ------------------
                                                                                                           1,736,409
                                                                                                   ------------------
Cellular Telecommunications (0.58%)
Boston Communications Group (a)(b)                             31,700                                         69,423
Price Communications Corp (a)(b)                              102,100                                      1,772,456
SunCom Wireless Holdings Inc (a)                              152,100                                        273,780
                                                                                                   ------------------
                                                                                                           2,115,659
                                                                                                   ------------------
Chemicals - Diversified (0.12%)
Aceto Corp                                                     54,000                                        431,460
                                                                                                   ------------------

Chemicals - Fibers (0.02%)
Wellman Inc (b)                                                12,000                                         66,360
                                                                                                   ------------------

Chemicals - Other (0.00%)
CPAC Inc                                                        2,200                                          9,548
                                                                                                   ------------------

Chemicals - Plastics (0.76%)
PolyOne Corp (a)                                               53,800                                        477,744

Schulman A Inc                                                 60,100                                      1,438,794
Spartech Corp                                                  36,900                                        871,947
                                                                                                   ------------------
                                                                                                           2,788,485
                                                                                                   ------------------
Chemicals - Specialty (1.94%)
American Pacific Corp (a)                                       4,900                                         38,514
Cytec Industries Inc (b)                                        5,100                                        308,397
Ferro Corp (b)                                                  9,400                                        181,232
Minerals Technologies Inc (b)                                  14,200                                        812,524
OM Group Inc (a)(b)                                            59,300                                      1,698,352
Penford Corp                                                   15,900                                        258,534
Quaker Chemical Corp                                            8,400                                        169,596
Sensient Technologies Corp (b)                                 85,800                                      1,763,190
Stepan Co (b)                                                  11,300                                        356,515
Terra Industries Inc (a)(b)                                   182,425                                      1,508,655
                                                                                                   ------------------
                                                                                                           7,095,509
                                                                                                   ------------------
Circuit Boards (0.18%)
Merix Corp (a)                                                 17,400                                        200,796
SBS Technologies Inc (a)                                       28,672                                        466,493
TTM Technologies Inc (a)                                           64                                          1,041
                                                                                                   ------------------
                                                                                                             668,330
                                                                                                   ------------------
Coffee (0.10%)
Farmer Bros Co                                                 15,900                                        346,620
                                                                                                   ------------------

Collectibles (0.29%)
Lenox Group Inc (a)                                            28,400                                        386,808
RC2 Corp (a)(b)                                                11,800                                        466,572
Topps Co Inc/The (b)                                           23,650                                        208,356
                                                                                                   ------------------
                                                                                                           1,061,736
                                                                                                   ------------------
Commercial Banks (3.56%)
1st Source Corp                                                37,900                                      1,049,072
AmeriServ Financial Inc (a)                                    24,600                                        123,246
Banner Corp                                                    21,400                                        799,932
Beverly Hills Bancorp Inc                                      20,480                                        212,992
Center Bancorp Inc                                              9,113                                        115,826
Central Bancorp Inc/MA                                            600                                         17,700
Chemical Financial Corp                                        21,779                                        633,987
City Holding Co                                                 4,250                                        153,765
Community Bank System Inc                                      30,600                                        628,218
First Bank of Delaware (a)                                      1,240                                          3,311
First Financial Corp/IN                                         8,700                                        267,438
First Mariner Bancorp Inc (a)                                   2,400                                         46,320
First Merchants Corp (b)                                       19,700                                        490,924
FNB Corp/NC (b)                                                   400                                          7,932
FNB Financial Services Corp                                     1,500                                         23,400
GB&T Bacncshares Inc. (b)                                       9,700                                        215,437
Integra Bank Corp                                               4,367                                         97,122
Irwin Financial Corp                                           53,100                                        974,916
MB Financial Inc                                               13,225                                        467,901
Northeast Bancorp                                                 900                                         18,990
Omega Financial Corp (b)                                        8,600                                        277,350
Peoples Bancorp Inc/OH                                          7,000                                        211,960
Pinnacle Bancshares Inc                                           200                                          3,000
Premier Financial Bancorp (a)                                     700                                         11,550
PrivateBancorp Inc (b)                                          2,750                                        121,687
PSB Bancorp Inc/PA (a)                                          5,000                                         61,250
Renasant Corp (b)                                               6,900                                        255,507
Republic Bancorp Inc/MI (b)                                    44,165                                        506,573
Republic First Bancorp Inc (a)                                    488                                          7,286

Simmons First National Corp                                    25,900                                        740,222
Southern Community Financial Corp/NC (b)                       10,000                                         92,900
Sun Bancorp Inc/NJ (a)(b)                                      32,905                                        601,174
Susquehanna Bancshares Inc                                     35,062                                        836,930
Texas United Bancshares Inc                                       199                                          4,109
UCBH Holdings Inc (b)                                          30,725                                        543,525
UMB Financial Corp                                             11,600                                        787,640
Umpqua Holdings Corp (b)                                       39,874                                      1,052,674
WesBanco Inc (b)                                               17,200                                        533,716
                                                                                                   ------------------
                                                                                                          12,997,482
                                                                                                   ------------------
Commercial Services (1.06%)
Central Parking Corp                                           66,000                                      1,006,500
Collectors Universe (b)                                         5,700                                         92,511
Mac-Gray Corp (a)                                              15,100                                        179,690
Perceptron Inc (a)                                              6,900                                         54,759
PHH Corp (a)(b)                                                52,400                                      1,460,912
Source Interlink Cos Inc (a)(b)                                46,328                                        501,732
Sourcecorp (a)                                                 13,400                                        331,382
Team Inc (a)(b)                                                 7,275                                        228,435
                                                                                                   ------------------
                                                                                                           3,855,921
                                                                                                   ------------------
Commercial Services - Finance (0.43%)
ACE Cash Express Inc (a)(b)                                    26,986                                        728,622
NCO Group Inc (a)                                              37,255                                        799,120
Newtek Business Services Inc (a)                               22,400                                         48,384
Track Data Corp (a)                                             1,400                                          4,242
                                                                                                   ------------------
                                                                                                           1,580,368
                                                                                                   ------------------
Communications Software (0.25%)
CallWave Inc (a)(b)                                            14,100                                         59,079
Captaris Inc (a)                                               67,100                                        269,742
Digi International Inc (a)(b)                                  19,500                                        246,675
Seachange International Inc (a)(b)                             30,700                                        206,611
Ulticom Inc (a)(b)                                             11,475                                        115,094
                                                                                                   ------------------
                                                                                                             897,201
                                                                                                   ------------------
Computer Aided Design (0.03%)
MSC.Software Corp (a)(b)                                        5,100                                        104,550
                                                                                                   ------------------

Computer Data Security (0.01%)
SCM Microsystems Inc (a)(b)                                    11,000                                         41,470
                                                                                                   ------------------

Computer Services (0.47%)
Analysts International Corp (a)                                38,400                                        107,520
Ciber Inc (a)(b)                                               57,000                                        390,450
Computer Horizons Corp (a)                                     30,600                                        167,382
Computer Task Group Inc (a)                                    18,500                                         81,400
iGate Corp (a)                                                  3,824                                         27,342
Inforte Corp (a)                                                8,920                                         42,370
Pomeroy IT Solutions Inc (a)(b)                                 8,500                                         74,970
Reynolds & Reynolds Co/The                                     13,725                                        408,181
Technology Solutions Co (a)(b)                                  1,480                                         15,022
Tier Technologies Inc (a)                                       7,000                                         51,730
Tripos Inc (a)                                                  1,800                                          5,400
Tyler Technologies Inc (a)                                     28,000                                        308,840
Xanser Corp (a)                                                 4,800                                         19,104
                                                                                                   ------------------
                                                                                                           1,699,711
                                                                                                   ------------------
Computer Software (0.02%)
Phoenix Technologies Ltd (a)(b)                                14,000                                         81,620
                                                                                                   ------------------


Computers - Integrated Systems (0.68%)
Agilysys Inc                                                   21,665                                        313,709
Cray Inc (a)                                                    9,400                                         15,604
Delphax Technologies Inc (a)                                    5,800                                         19,198
Echelon Corp (a)(b)                                            75,063                                        626,026
McData Corp - A Shares (a)                                    134,057                                        647,495
McData Corp - B Shares (a)                                     29,800                                        129,928
Netscout Systems Inc (a)(b)                                    47,345                                        454,512
NYFIX Inc (a)(b)                                                6,300                                         42,840
Radisys Corp (a)                                               11,700                                        247,572
                                                                                                   ------------------
                                                                                                           2,496,884
                                                                                                   ------------------
Computers  -Memory Devices (1.70%)
Advanced Digital Information Corp (a)(b)                       53,098                                        450,802
Ciprico Inc (a)                                                 6,700                                         40,669
Datalink Corp (a)                                                 900                                          5,670
Dot Hill Systems Corp (a)(b)                                   42,300                                        192,465
Hutchinson Technology Inc (a)(b)                               20,500                                        487,285
Imation Corp                                                   61,900                                      2,599,800
Iomega Corp (a)                                                44,900                                        143,680
Maxtor Corp (a)(b)                                             32,000                                        309,760
Overland Storage Inc (a)(b)                                    12,600                                        104,076
Quantum Corp (a)(b)                                           330,900                                      1,131,678
Silicon Storage Technology Inc (a)                             90,400                                        413,128
SimpleTech Inc (a)                                             81,700                                        338,238
                                                                                                   ------------------
                                                                                                           6,217,251
                                                                                                   ------------------
Computers - Peripheral Equipment (0.11%)
Astro-Med Inc                                                   9,200                                        108,100
Franklin Electronic Publishers Inc (a)                          6,000                                         19,200
InFocus Corp (a)                                               34,185                                        166,481
Interphase Corp (a)                                             4,100                                         25,420
KEY Tronic Corp (a)                                             4,595                                         20,677
Printronix Inc                                                  2,300                                         38,640
Wells-Gardner Electronics Corp (a)                              3,100                                          7,285
                                                                                                   ------------------
                                                                                                             385,803
                                                                                                   ------------------
Computers - Voice Recognition (0.00%)
Cognitronics Corp (a)                                           1,100                                          3,443
                                                                                                   ------------------

Consulting Services (0.31%)
Analex Corp (a)                                                 5,100                                         11,730
Clark Inc (b)                                                  35,000                                        458,500
First Consulting Group Inc (a)                                  9,824                                         76,136
Franklin Covey Co (a)                                           5,300                                         47,965
Management Network Group Inc (a)(b)                            28,120                                         62,427
MAXIMUS Inc                                                     9,500                                        330,980
PDI Inc (a)(b)                                                 12,381                                        151,667
                                                                                                   ------------------
                                                                                                           1,139,405
                                                                                                   ------------------
Consumer Products - Miscellaneous (0.31%)
CSS Industries Inc (b)                                         21,500                                        647,150
Russ Berrie & Co Inc (a)(b)                                    37,500                                        496,875
                                                                                                   ------------------
                                                                                                           1,144,025
                                                                                                   ------------------
Containers - Metal & Glass (0.12%)
Greif Inc                                                       6,600                                        427,548
                                                                                                   ------------------

Containers - Paper & Plastic (0.16%)
Chesapeake Corp (b)                                            35,500                                        499,485
Graphic Packaging Corp (a)                                     33,700                                         89,642
                                                                                                   ------------------
                                                                                                             589,127
                                                                                                   ------------------

Crystal & Giftware (0.00%)
Enesco Group Inc (a)(b)                                         3,000                                          5,940
                                                                                                   ------------------

Data Processing & Management (0.08%)
Pegasystems Inc                                                37,904                                        301,337
                                                                                                   ------------------

Decision Support Software (0.18%)
GSE Systems Inc (a)(b)                                          3,183                                         10,663
NetIQ Corp (a)(b)                                              53,574                                        642,888
                                                                                                   ------------------
                                                                                                             653,551
                                                                                                   ------------------
Diagnostic Equipment (0.00%)
BioVeris Corp (a)                                               4,200                                         15,498
                                                                                                   ------------------

Diagnostic Kits (0.01%)
Medtox Scientific Inc (a)                                       5,055                                         47,214
                                                                                                   ------------------

Direct Marketing (0.06%)
Sitel Corp (a)                                                 47,000                                        207,740
Traffix Inc                                                     2,300                                         14,030
                                                                                                   ------------------
                                                                                                             221,770
                                                                                                   ------------------
Disposable Medical Products (0.09%)
Medical Action Industries Inc (a)(b)                            8,375                                        200,330
Microtek Medical Holdings Inc (a)                              37,572                                        140,144
                                                                                                   ------------------
                                                                                                             340,474
                                                                                                   ------------------
Distribution & Wholesale (0.49%)
Advanced Marketing Services (a)                                 3,300                                         13,035
Bell Microproducts Inc (a)(b)                                  51,800                                        336,700
Handleman Co (b)                                               39,400                                        336,476
Huttig Building Products Inc (a)                               13,900                                        116,482
Industrial Distribution Group Inc (a)                          10,000                                         85,500
Jaco Electronics Inc (a)                                        1,000                                          3,790
Strategic Distribution Inc (a)                                  4,900                                         55,860
Watsco Inc (b)                                                  5,350                                        339,457
WESCO International Inc (a)(b)                                  6,750                                        506,250
                                                                                                   ------------------
                                                                                                           1,793,550
                                                                                                   ------------------
Diversified Manufacturing Operations (1.24%)
American Biltrite Inc (a)                                       1,000                                         10,750
Ameron International Corp                                       9,815                                        644,747
AO Smith Corp                                                     200                                          9,484
AZZ Inc (a)                                                    10,400                                        249,600
Bairnco Corp                                                    3,100                                         33,945
Bell Industries Inc (a)                                         2,900                                          7,076
EnPro Industries Inc (a)(b)                                    37,600                                      1,386,688
Federal Signal Corp (b)                                        19,900                                        372,727
GP Strategies Corp (a)                                         21,300                                        153,360
Jacuzzi Brands Inc (a)                                         46,100                                        450,397
Lydall Inc (a)(b)                                               5,600                                         52,136
Standex International Corp                                        500                                         14,345
Tredegar Corp (b)                                              70,300                                      1,129,018
                                                                                                   ------------------
                                                                                                           4,514,273
                                                                                                   ------------------
Diversified Operations (0.34%)
Resource America Inc (b)                                       61,262                                      1,231,979
                                                                                                   ------------------

Diversified Operations & Commercial Services (0.11%)
Viad Corp (b)                                                  12,300                                        404,301
                                                                                                   ------------------


Drug Delivery Systems (0.02%)
Andrx Corp (a)(b)                                               2,300                                         53,613
                                                                                                   ------------------

Educational Software (0.12%)
PLATO Learning Inc (a)(b)                                      42,700                                        427,000
                                                                                                   ------------------

Electric - Integrated (0.27%)
Maine & Maritimes Corp                                          2,700                                         41,823
Pike Electric Corp (a)(b)                                      31,250                                        597,812
Unitil Corp                                                     2,100                                         52,500
Westar Energy Inc                                              14,700                                        307,818
                                                                                                   ------------------
                                                                                                             999,953
                                                                                                   ------------------
Electronic Components - Miscellaneous (1.30%)
Benchmark Electronics Inc (a)(b)                               65,850                                      1,797,705
Blonder Tongue Laboratories (a)                                 1,700                                          3,315
CTS Corp                                                       66,300                                        935,493
International DisplayWorks Inc (a)(b)                          34,875                                        195,997
IntriCon Corp (a)                                                 900                                          6,246
Methode Electronics Inc                                        29,869                                        292,716
OSI Systems Inc (a)(b)                                         29,200                                        556,552
Pemstar Inc (a)                                                 2,700                                          6,075
Planar Systems Inc (a)(b)                                      26,900                                        437,932
Sparton Corp                                                    3,654                                         31,242
Stoneridge Inc (a)(b)                                           8,200                                         57,646
Sypris Solutions Inc                                           45,293                                        430,284
                                                                                                   ------------------
                                                                                                           4,751,203
                                                                                                   ------------------
Electronic Components - Semiconductors (2.56%)
Actel Corp (a)(b)                                              45,800                                        736,006
Advanced Power Technology Inc (a)                                 200                                          2,782
ALL American Semiconductor (a)                                  6,800                                         34,626
Alliance Semiconductor Corp (a)                                22,700                                         61,290
Applied Micro Circuits Corp (a)                               756,000                                      2,774,520
AXT Inc (a)                                                    19,600                                         81,928
Ceva Inc (a)                                                   11,000                                         84,150
ESS Technology (a)                                             71,500                                        226,655
Ibis Technology Corp (a)(b)                                     8,400                                         27,720
Integrated Silicon Solution Inc (a)(b)                         71,700                                        473,937
Lattice Semiconductor Corp (a)(b)                             212,000                                      1,409,800
Richardson Electronics Ltd                                     25,600                                        181,504
Skyworks Solutions Inc (a)(b)                                 135,011                                        965,329
White Electronic Designs Corp (a)(b)                           44,000                                        252,120
Zoran Corp (a)                                                 74,108                                      2,033,523
                                                                                                   ------------------
                                                                                                           9,345,890
                                                                                                   ------------------
Electronic Connectors (0.10%)
Innovex Inc/MN (a)                                             34,600                                        186,494
Woodhead Industries Inc                                        10,620                                        173,106
                                                                                                   ------------------
                                                                                                             359,600
                                                                                                   ------------------
Electronic Measurement Instruments (0.16%)
Aehr Test Systems (a)                                           5,348                                         31,024
Analogic Corp (b)                                               1,289                                         81,323
Axsys Technologies Inc (a)(b)                                   2,500                                         42,050
LeCroy Corp (a)(b)                                             10,857                                        155,798
Zygo Corp (a)                                                  15,400                                        276,738
                                                                                                   ------------------
                                                                                                             586,933
                                                                                                   ------------------
Electronic Parts Distribution (0.04%)
NU Horizons Electronics Corp (a)                               15,500                                        131,440
                                                                                                   ------------------


Electronic Security Devices (0.03%)
Compudyne Corp (a)                                             15,700                                        113,668
Vicon Industries Inc (a)                                        1,600                                          5,120
                                                                                                   ------------------
                                                                                                             118,788
                                                                                                   ------------------
Electronics - Military (0.15%)
EDO Corp                                                       20,975                                        548,077
Merrimac Industries Inc (a)                                       800                                          7,240
                                                                                                   ------------------
                                                                                                             555,317
                                                                                                   ------------------
E-Marketing & Information (0.06%)
Netratings Inc (a)(b)                                          17,600                                        228,096
                                                                                                   ------------------

Energy - Alternate Sources (0.10%)
FuelCell Energy Inc (a)(b)                                     16,360                                        214,807
Quantum Fuel Systems Technologies World (a)(b)                 36,055                                        152,873
                                                                                                   ------------------
                                                                                                             367,680
                                                                                                   ------------------
Engineering - Research & Development Services (0.21%)
Abrams Industries Inc                                             500                                          2,225
National Technical SYS Inc (a)                                  4,600                                         29,716
Shaw Group Inc/The (a)(b)                                      23,884                                        730,850
URS Corp (a)(b)                                                   100                                          4,307
                                                                                                   ------------------
                                                                                                             767,098
                                                                                                   ------------------
Engines - Internal Combustion (0.16%)
Briggs & Stratton Corp (b)                                     16,925                                        571,050
                                                                                                   ------------------

Enterprise Software & Services (0.29%)
JDA Software Group Inc (a)(b)                                  25,971                                        354,764
Manugistics Group Inc (a)                                      29,100                                         70,713
Opnet Technologies Inc (a)(b)                                   6,500                                         80,015
Pervasive Software Inc (a)                                     41,400                                        168,498
SYNNEX Corp (a)                                                19,600                                        371,420
                                                                                                   ------------------
                                                                                                           1,045,410
                                                                                                   ------------------
Environmental Consulting & Engineering (0.06%)
TRC Cos Inc (a)                                                16,000                                        206,080
                                                                                                   ------------------

E-Services - Consulting (0.01%)
Keynote Systems Inc (a)(b)                                      2,800                                         30,828
SumTotal Systems Inc (a)(b)                                     1,000                                          6,710
                                                                                                   ------------------
                                                                                                              37,538
                                                                                                   ------------------
Filtration & Separation Products (0.01%)
Mfri Inc (a)                                                    1,700                                         18,207
                                                                                                   ------------------

Finance - Auto Loans (0.08%)
Bay View Capital Corp (a)                                      12,300                                        246,000
Consumer Portfolio Services (a)                                 3,465                                         26,895
First Investors Financial Services (a)                            800                                          6,080
                                                                                                   ------------------
                                                                                                             278,975
                                                                                                   ------------------
Finance - Consumer Loans (0.18%)
Firstcity Financial Corp (a)                                    6,100                                         72,834
Ocwen Financial Corp (a)(b)                                    51,100                                        564,655
                                                                                                   ------------------
                                                                                                             637,489
                                                                                                   ------------------
Finance - Credit Card (0.29%)
Advanta Corp - A Shares                                         6,898                                        241,016
Advanta Corp - B Shares (b)                                    21,059                                        803,612
                                                                                                   ------------------
                                                                                                           1,044,628
                                                                                                   ------------------
Finance - Investment Banker & Broker (1.92%)
Knight Capital Group Inc (a)(b)                               200,200                                      3,355,352
LaBranche & Co Inc (a)(b)                                      28,800                                        406,944
Piper Jaffray Cos (a)(b)                                       37,800                                      2,642,220
Raymond James Financial Inc                                    19,238                                        583,873
SWS Group Inc (b)                                               1,200                                         32,868
                                                                                                   ------------------
                                                                                                           7,021,257
                                                                                                   ------------------
Finance - Leasing Company (0.11%)
California First National Bancorp                               1,100                                         16,126
Financial Federal Corp (b)                                     12,475                                        354,290
MicroFinancial Inc                                              3,175                                         11,843
                                                                                                   ------------------
                                                                                                             382,259
                                                                                                   ------------------
Finance - Mortgage Loan/Banker (0.06%)
Delta Financial Corp (b)                                        5,200                                         47,632
Federal Agricultural Mortgage Corp (b)                          6,400                                        184,128
                                                                                                   ------------------
                                                                                                             231,760
                                                                                                   ------------------
Finance - Other Services (0.08%)
Aether Holdings Inc (a)                                        67,884                                        278,324
                                                                                                   ------------------

Financial Guarantee Insurance (0.39%)
Triad Guaranty Inc (a)(b)                                      26,200                                      1,428,424
                                                                                                   ------------------

Fisheries (0.04%)
Zapata Corp (a)                                                22,800                                        161,652
                                                                                                   ------------------

Food - Baking (0.01%)
Tasty Baking Co                                                 2,300                                         19,872
                                                                                                   ------------------

Food - Miscellaneous/Diversified (1.19%)
American Italian Pasta Co (b)                                  33,100                                        275,061
Cal-Maine Foods Inc                                            20,300                                        149,002
Chiquita Brands International Inc                              74,500                                      1,208,390
Corn Products International Inc                                23,075                                        646,100
Golden Enterprises Inc                                            700                                          2,205
Hain Celestial Group Inc (a)                                   65,873                                      1,771,984
John B. Sanfilippo & SON (a)(b)                                14,826                                        231,137
M&F Worldwide Corp (a)                                          3,600                                         50,940
                                                                                                   ------------------
                                                                                                           4,334,819
                                                                                                   ------------------
Food - Retail (0.37%)
Great Atlantic & Pacific Tea Co (b)                            35,700                                        967,470
Ingles Markets Inc (b)                                         10,396                                        190,767
Weis Markets Inc                                                4,300                                        178,493
                                                                                                   ------------------
                                                                                                           1,336,730
                                                                                                   ------------------
Food - Wholesale & Distribution (0.33%)
Performance Food Group Co (a)                                  38,000                                      1,166,600
Spartan Stores Inc                                              2,600                                         35,906
                                                                                                   ------------------
                                                                                                           1,202,506
                                                                                                   ------------------
Footwear & Related Apparel (0.06%)
Lacrosse Footwear Inc (a)                                       1,200                                         15,131
Phoenix Footwear Group Inc (a)(b)                              20,000                                        118,000
Rocky Shoes & Boots Inc (a)                                     2,900                                         71,572
Vulcan International Corp                                         200                                         11,350
                                                                                                   ------------------
                                                                                                             216,053
                                                                                                   ------------------
Funeral Services & Related Items (0.75%)
Alderwoods Group Inc (a)                                       77,000                                      1,467,620
Carriage Services Inc (a)                                      32,300                                        151,487
Stewart Enterprises Inc                                       190,600                                      1,105,480
                                                                                                   ------------------
                                                                                                           2,724,587
                                                                                                   ------------------

Gas - Distribution (0.18%)
South Jersey Industries Inc (b)                                25,300                                        672,474
                                                                                                   ------------------

Golf (0.01%)
Callaway Golf Co                                                2,600                                         41,548
                                                                                                   ------------------

Health Care Cost Containment (0.06%)
Hooper Holmes Inc                                              43,100                                        127,145
Integramed America Inc (a)                                      8,580                                         99,356
                                                                                                   ------------------
                                                                                                             226,501
                                                                                                   ------------------
Home Furnishings (1.25%)
Bassett Furniture Industries Inc                                7,700                                        141,988
Chromcraft Revington Inc (a)(b)                                 2,500                                         32,500
Flexsteel Industries                                            2,364                                         32,032
Furniture Brands International Inc (b)                         96,500                                      2,219,500
Kimball International Inc                                      44,800                                        683,200
La-Z-Boy Inc (b)                                               94,600                                      1,449,272
Rowe Cos/The (a)                                                6,200                                          9,982
                                                                                                   ------------------
                                                                                                           4,568,474
                                                                                                   ------------------
Hotels & Motels (0.43%)
Interstate Hotels & Resorts Inc (a)                            72,700                                        410,755
Jameson Inns Inc (a)                                            5,400                                         13,176
Lodgian Inc (a)(b)                                             21,900                                        292,146
Marcus Corp                                                    38,000                                        685,140
Red Lion Hotels Corp (a)                                       13,400                                        160,800
                                                                                                   ------------------
                                                                                                           1,562,017
                                                                                                   ------------------
Housewares (0.23%)
Libbey Inc (b)                                                  9,600                                        131,904
National Presto Industries Inc (b)                             11,500                                        693,450
                                                                                                   ------------------
                                                                                                             825,354
                                                                                                   ------------------
Human Resources (1.68%)
Ablest Inc (a)                                                  3,500                                         31,850
Cross Country Healthcare Inc (a)                               29,356                                        531,931
Edgewater Technology Inc (a)                                   11,900                                         92,225
Kelly Services Inc (b)                                         29,329                                        811,533
Medical Staffing Network Holdings Inc (a)                      48,300                                        236,670
MPS Group Inc (a)(b)                                          188,100                                      3,002,076
RCM Technologies Inc (a)                                        9,300                                         62,310
Spherion Corp (a)                                             127,400                                      1,347,892
Westaff Inc (a)                                                 6,500                                         26,130
                                                                                                   ------------------
                                                                                                           6,142,617
                                                                                                   ------------------
Identification Systems - Development (0.45%)
Paxar Corp (a)(b)                                              75,500                                      1,648,920
                                                                                                   ------------------

Industrial Audio & Video Products (0.01%)
Ballantyne of Omaha Inc (a)                                     2,400                                          9,600
Rockford Corp (a)(b)                                            3,600                                         13,140
                                                                                                   ------------------
                                                                                                              22,740
                                                                                                   ------------------
Industrial Automation & Robots (0.30%)
Gerber Scientific Inc (a)                                      25,800                                        267,546
Nordson Corp                                                   15,225                                        813,776
                                                                                                   ------------------
                                                                                                           1,081,322
                                                                                                   ------------------
Instruments - Controls (0.08%)
Frequency Electronics Inc                                      10,900                                        150,965
Spectrum Control Inc (a)                                       15,900                                        142,782
                                                                                                   ------------------
                                                                                                             293,747
                                                                                                   ------------------

Instruments - Scientific (0.04%)
Meade Instruments Corp (a)                                     42,366                                        126,251
OI Corp                                                         1,700                                         23,987
                                                                                                   ------------------
                                                                                                             150,238
                                                                                                   ------------------
Insurance Brokers (0.15%)
Hilb Rogal & Hobbs Co (b)                                      13,525                                        552,902
                                                                                                   ------------------

Internet Application Software (1.13%)
@Road Inc (a)                                                  59,947                                        336,902
Interwoven Inc (a)                                             94,900                                        963,235
RealNetworks Inc (a)(b)                                       112,191                                      1,124,154
S1 Corp (a)                                                    66,310                                        342,823
Stellent Inc                                                   44,598                                        571,300
Vignette Corp (a)(b)                                           48,600                                        770,310
                                                                                                   ------------------
                                                                                                           4,108,724
                                                                                                   ------------------
Internet Connectivity Services (0.14%)
PC-Tel Inc (a)(b)                                              48,854                                        515,898
                                                                                                   ------------------

Internet Content - Entertainment (0.03%)
Alloy Inc (a)(b)                                                8,850                                        110,271
                                                                                                   ------------------

Internet Content - Information & News (0.40%)
Autobytel Inc (a)                                              14,390                                         65,475
Harris Interactive Inc (a)(b)                                 129,600                                        625,968
Infospace Inc (a)(b)                                           27,300                                        696,969
Looksmart (a)                                                  15,020                                         74,499
                                                                                                   ------------------
                                                                                                           1,462,911
                                                                                                   ------------------
Internet Financial Services (0.01%)
Insweb Corp (a)                                                 1,000                                          2,610
Netbank Inc (b)                                                 6,800                                         47,600
                                                                                                   ------------------
                                                                                                              50,210
                                                                                                   ------------------
Internet Incubators (0.07%)
Internet Capital Group Inc (a)(b)                              26,200                                        244,970
                                                                                                   ------------------

Internet Infrastructure Software (0.01%)
Quovadx Inc (a)                                                15,400                                         44,198
                                                                                                   ------------------

Internet Security (0.46%)
ActivIdentity Corp (a)                                         29,014                                        126,791
SonicWALL Inc (a)                                             137,600                                      1,168,224
WatchGuard Technologies (a)                                    74,900                                        389,480
                                                                                                   ------------------
                                                                                                           1,684,495
                                                                                                   ------------------
Intimate Apparel (0.25%)
Warnaco Group Inc/The (a)                                      41,088                                        915,441
                                                                                                   ------------------

Investment Companies (0.53%)
MCG Capital Corp (b)                                           86,903                                      1,282,688
Medallion Financial Corp                                       35,900                                        477,829
Safeguard Scientifics Inc (a)                                  70,800                                        182,664
                                                                                                   ------------------
                                                                                                           1,943,181
                                                                                                   ------------------
Lasers - Systems & Components (0.38%)
Coherent Inc (a)(b)                                            27,500                                      1,017,775
Electro Scientific Industries Inc (a)                          18,716                                        374,881
                                                                                                   ------------------
                                                                                                           1,392,656
                                                                                                   ------------------
Leisure & Recreation Products (0.40%)
GameTech International Inc (a)                                 16,200                                        119,232

K2 Inc (a)(b)                                                  93,850                                      1,106,491
Multimedia Games Inc (a)(b)                                    16,900                                        233,051
                                                                                                   ------------------
                                                                                                           1,458,774
                                                                                                   ------------------
Life & Health Insurance (1.97%)
Ceres Group Inc (a)(b)                                         63,339                                        335,697
Delphi Financial Group                                          8,400                                        440,076
FBL Financial Group Inc                                        42,900                                      1,443,585
Great American Financial Resources Inc                         31,900                                        681,384
Independence Holding Co                                         6,000                                        126,660
KMG America Corp (a)(b)                                         1,600                                         14,496
Penn Treaty American Corp (a)(b)                               20,525                                        167,074
Phoenix Cos Inc/The (b)                                       175,600                                      2,667,364
Presidential Life Corp (b)                                     53,596                                      1,321,141
                                                                                                   ------------------
                                                                                                           7,197,477

                                                                                                   ------------------
Linen Supply & Related Items (0.20%)
G&K Services Inc (b)                                           17,200                                        704,684
Unifirst Corp/MA (b)                                              600                                         18,612
                                                                                                   ------------------
                                                                                                             723,296
                                                                                                   ------------------
Machinery - Electrical (0.39%)
Regal-Beloit Corp (b)                                          30,700                                      1,432,462
                                                                                                   ------------------

Machinery - Farm (0.15%)
Alamo Group Inc                                                 9,800                                        208,936
Gehl Co (a)(b)                                                  9,500                                        340,860
                                                                                                   ------------------
                                                                                                             549,796
                                                                                                   ------------------
Machinery - General Industry (0.77%)
Applied Industrial Technologies Inc                            33,450                                      1,389,847
Kadant Inc (a)                                                 25,600                                        604,416
Robbins & Myers Inc (b)                                        31,900                                        775,170
TB Wood's Corp (a)                                              2,800                                         38,836
                                                                                                   ------------------
                                                                                                           2,808,269
                                                                                                   ------------------
Machinery - Material Handling (0.01%)
Key Technology Inc (a)                                          2,700                                         33,183
                                                                                                   ------------------

Machinery - Pumps (0.15%)
Tecumseh Products Co (b)                                       24,200                                        555,390
                                                                                                   ------------------

Machinery Tools & Related Products (0.03%)
Hardinge Inc                                                    6,700                                        107,870
                                                                                                   ------------------

Medical  - Outpatient & Home Medical Care (0.25%)
Allied Healthcare International Inc (a)                        41,210                                        192,039
Amedisys Inc (a)(b)                                             5,325                                        176,577
American Shared Hospital Services                                 800                                          5,272
LHC Group Inc (a)                                              22,775                                        396,285
National Home Health Care Corp                                  1,200                                         12,300
Pediatric Services of America Inc (a)                           8,100                                        111,780
Res-Care Inc (a)(b)                                             1,200                                         24,636
                                                                                                   ------------------
                                                                                                             918,889
                                                                                                   ------------------
Medical - Biomedical/Gene (1.11%)
Applera Corp - Celera Genomics Group (a)(b)                     2,400                                         28,776
Avigen Inc (a)(b)                                              16,132                                         92,759
Cambrex Corp (b)                                               71,400                                      1,447,992
CuraGen Corp (a)(b)                                            10,200                                         40,902
Enzon Pharmaceuticals Inc (a)                                   6,000                                         51,000
Gene Logic Inc (a)                                             48,833                                        141,127
Harvard Bioscience Inc (a)                                     47,800                                        212,232
Maxygen Inc (a)                                                28,019                                        232,838
Nanogen Inc (a)(b)                                             38,700                                         99,459
Neose Technologies Inc (a)                                     47,700                                        121,635
Oscient Pharmaceuticals Corp (a)                                6,000                                         10,680
Praecis Pharmaceuticals Inc (a)(b)                              9,200                                         40,940
Serologicals Corp (a)(b)                                       49,250                                      1,532,660
                                                                                                   ------------------
                                                                                                           4,053,000

                                                                                                   ------------------
Medical - Drugs (0.01%)
Accelrys Inc (a)(b)                                             3,298                                         23,218
                                                                                                   ------------------

Medical - Generic Drugs (0.36%)
Alpharma Inc (b)                                               50,100                                      1,315,125
                                                                                                   ------------------

Medical - Hospitals (0.17%)
Medcath Corp (a)(b)                                             8,265                                        124,967
Triad Hospitals Inc (a)                                        12,375                                        509,850
                                                                                                   ------------------
                                                                                                             634,817
                                                                                                   ------------------
Medical - Nursing Homes (0.47%)
Genesis HealthCare Corp (a)(b)                                 36,300                                      1,715,901
Kindred Healthcare Inc (a)(b)                                     100                                          2,426
                                                                                                   ------------------
                                                                                                           1,718,327
                                                                                                   ------------------
Medical Information Systems (0.00%)
NWH Inc                                                           600                                          8,208
                                                                                                   ------------------

Medical Instruments (0.25%)
Bruker BioSciences Corp (a)                                    89,414                                        523,072
Conmed Corp (a)(b)                                             13,600                                        296,616
New Brunswick Scientific Inc (a)                                1,800                                         18,140
OccuLogix Inc (a)(b)                                            6,600                                         19,602
Orthologic Corp (a)                                            22,475                                         40,455
                                                                                                   ------------------
                                                                                                             897,885

                                                                                                   ------------------
Medical Products (0.64%)
ATS Medical Inc (a)(b)                                         17,800                                         53,044
Encore Medical Corp (a)                                        86,198                                        472,365
Hanger Orthopedic Group Inc (a)                                 6,100                                         40,931
HealthTronics Inc (a)(b)                                       32,200                                        273,700
Invacare Corp (b)                                              14,175                                        434,464
Kewaunee Scientific Corp                                          700                                          6,195
North American Scientific Inc (a)(b)                            1,300                                          2,834
Osteotech Inc (a)                                              30,900                                        138,432
Rita Medical Systems Inc (a)                                   36,900                                        152,028
Sonic Innovations Inc (a)                                      10,000                                         53,700
Span-America Medical Systems Inc                                1,400                                         15,568
SRI/Surgical Express Inc (a)                                    4,400                                         31,240
Synovis Life Technologies Inc (a)                              21,100                                        210,156
Zoll Medical Corp (a)(b)                                       17,200                                        455,800
                                                                                                   ------------------
                                                                                                           2,340,457
                                                                                                   ------------------
Metal - Aluminum (0.22%)
Century Aluminum Co (a)(b)                                     16,825                                        801,038
                                                                                                   ------------------

Metal - Iron (0.36%)
Gibraltar Industries Inc (b)                                   46,884                                      1,302,906
                                                                                                   ------------------

Metal Processors & Fabrication (0.34%)
Ampco-Pittsburgh Corp                                           4,900                                        144,207
CIRCOR International Inc                                       28,200                                        854,460
Intermet Corp (a)                                                 100                                              -

NN Inc (b)                                                     15,000                                        191,250
North American Galvanizing & Coating Inc (a)                    4,300                                         22,102
Wolverine Tube Inc (a)(b)                                       5,200                                         16,796
                                                                                                   ------------------
                                                                                                           1,228,815
                                                                                                   ------------------
Metal Products - Fasteners (0.00%)
Chicago Rivet & Machine Co                                        300                                          5,910
Eastern Co/The                                                    400                                          8,460
                                                                                                   ------------------
                                                                                                              14,370
                                                                                                   ------------------
Miscellaneous Manufacturers (0.16%)
Applied Films Corp (a)(b)                                      26,800                                        587,456
                                                                                                   ------------------

Motion Pictures & Services (0.02%)
Image Entertainment Inc (a)                                    14,700                                         56,301
Zomax Inc/MN (a)                                                6,100                                         11,102
                                                                                                   ------------------
                                                                                                              67,403
                                                                                                   ------------------
MRI - Medical Diagnostic Imaging (0.00%)
Radiologix Inc (a)                                              3,400                                          7,106
                                                                                                   ------------------

Multi-line Insurance (0.86%)
Alfa Corp                                                      45,642                                        768,611
Atlantic American Corp (a)                                      7,500                                         22,274
Citizens Inc/TX (a)(b)                                         16,692                                         88,468
HCC Insurance Holdings Inc (b)                                 24,725                                        828,040
Horace Mann Educators Corp (b)                                 80,800                                      1,406,728
National Security Group Inc                                       300                                          5,340
Vesta Insurance Group Inc (a)                                  21,500                                          8,385
                                                                                                   ------------------
                                                                                                           3,127,846
                                                                                                   ------------------
Multimedia (0.37%)
Entravision Communications Corp (a)                           109,600                                        918,448
Media General Inc (b)                                           9,200                                        377,936
Triple Crown Media Inc (a)(b)                                   7,730                                         41,433
                                                                                                   ------------------
                                                                                                           1,337,817
                                                                                                   ------------------
Music (0.03%)
Steinway Musical Instruments (a)(b)                             3,600                                        115,740
                                                                                                   ------------------

Networking Products (2.21%)
3Com Corp (a)(b)                                              698,000                                      3,762,220
Adaptec Inc (a)(b)                                            102,400                                        566,272
Aeroflex Inc (a)(b)                                            58,134                                        733,070
Avici Systems Inc (a)(b)                                       13,128                                        100,167
Black Box Corp (b)                                             30,300                                      1,421,676
Netgear Inc (a)(b)                                              6,625                                        148,731
Performance Technologies Inc (a)                               16,050                                        118,609
SafeNet Inc (a)(b)                                             44,000                                        883,960
Stratos International Inc (a)                                  13,900                                        106,752
Zhone Technologies Inc (a)(b)                                  97,700                                        236,434
                                                                                                   ------------------
                                                                                                           8,077,891
                                                                                                   ------------------
Non-Ferrous Metals (0.50%)
Brush Engineered Materials Inc (a)                             36,900                                        860,139
USEC Inc                                                       76,400                                        970,280
                                                                                                   ------------------
                                                                                                           1,830,419

                                                                                                   ------------------
Non-hazardous Waste Disposal (0.30%)
Waste Connections Inc (a)                                      20,350                                        783,475
Waste Industries USA Inc                                       15,702                                        318,594
                                                                                                   ------------------
                                                                                                           1,102,069
                                                                                                   ------------------

Office Automation & Equipment (0.44%)
IKON Office Solutions Inc                                     120,400                                      1,589,280
                                                                                                   ------------------

Office Supplies & Forms (0.11%)
Ennis Inc                                                      18,200                                        358,540
Nashua Corp (a)                                                 4,100                                         30,429
                                                                                                   ------------------
                                                                                                             388,969
                                                                                                   ------------------
Oil - Field Services (1.63%)
Hanover Compressor Co (a)(b)                                   67,195                                      1,354,651
Infinity Energy Resources Inc (a)(b)                            8,895                                         68,225
Universal Compression Holdings Inc (a)                         81,075                                      4,532,092
                                                                                                   ------------------
                                                                                                           5,954,968
                                                                                                   ------------------
Oil Company - Exploration & Production (1.30%)
Arena Resources Inc (a)(b)                                     15,125                                        541,475
Callon Petroleum Co (a)(b)                                     24,300                                        501,552
Castle Energy Corp                                              7,200                                        167,544
GMX Resources Inc (a)                                           4,575                                        192,653
Gulfport Energy Corp (a)(b)                                     8,525                                        119,435
Harvest Natural Resources Inc (a)(b)                           27,900                                        376,371
Meridian Resource Corp (a)                                     76,400                                        296,432
PetroHawk Energy Corp (a)(b)                                   65,300                                        821,474
Southwestern Energy Co (a)                                     13,700                                        493,474
Stone Energy Corp (a)(b)                                       21,800                                      1,026,780
Whiting Petroleum Corp (a)(b)                                   5,100                                        215,475
                                                                                                   ------------------
                                                                                                           4,752,665
                                                                                                   ------------------
Oil Refining & Marketing (0.00%)
Adams Resources & Energy Inc                                      400                                         14,900
                                                                                                   ------------------

Optical Recognition Equipment (0.03%)
Digimarc Corp (a)(b)                                           18,100                                        123,080
                                                                                                   ------------------

Paper & Related Products (1.43%)
Buckeye Technologies Inc (a)(b)                                30,100                                        242,305
Caraustar Industries Inc (a)(b)                                44,400                                        440,004
Glatfelter (b)                                                 79,800                                      1,493,856
Pope & Talbot Inc                                              13,200                                        106,260
Potlatch Corp (b)                                              32,626                                      1,270,456
Rock-Tenn Co (b)                                               24,900                                        395,163
Schweitzer-Mauduit International Inc                           26,700                                        646,407
Wausau Paper Corp                                              44,100                                        634,158
                                                                                                   ------------------
                                                                                                           5,228,609
                                                                                                   ------------------
Pharmacy Services (0.07%)
BioScrip Inc (a)(b)                                            44,600                                        247,084
Curative Health Services Inc (a)                                4,500                                            293
Standard Management Corp (a)                                    1,700                                          1,564
                                                                                                   ------------------
                                                                                                             248,941
                                                                                                   ------------------
Physical Therapy & Rehabilitation Centers (0.11%)
Healthsouth Corp (a)(b)                                        85,400                                        391,132
                                                                                                   ------------------

Physician Practice Management (0.26%)
I-Trax Inc (a)(b)                                              23,300                                         74,560
OCA Inc (a)(b)                                                 10,500                                            735
Pediatrix Medical Group Inc (a)                                17,100                                        865,602
                                                                                                   ------------------
                                                                                                             940,897
                                                                                                   ------------------
Pipelines (0.23%)
Transmontaigne Inc (a)                                         75,600                                        828,576
                                                                                                   ------------------

Platinum (0.01%)
Stillwater Mining Co (a)(b)                                     2,900                                         49,213
                                                                                                   ------------------

Pollution Control (0.00%)
Catalytica Energy Systems (a)                                   3,300                                          5,225
                                                                                                   ------------------

Power Converter & Supply Equipment (0.27%)
C&D Technologies Inc                                           49,600                                        399,776
Espey Manufacturing & Electronics Corp                          1,400                                         25,270
Magnetek Inc (a)                                               23,600                                         94,164
Powell Industries Inc (a)                                      18,800                                        462,292
                                                                                                   ------------------
                                                                                                             981,502
                                                                                                   ------------------
Printing - Commercial (0.16%)
Bowne & Co Inc                                                  1,800                                         28,278
Champion Industries Inc/WV                                      4,258                                         26,613
Consolidated Graphics Inc (a)                                   9,125                                        477,146
Outlook Group Corp                                              3,100                                         40,672
Tufco Technologies Inc (a)                                      1,300                                          8,801
                                                                                                   ------------------
                                                                                                             581,510
                                                                                                   ------------------
Private Corrections (0.03%)
Cornell Cos Inc (a)                                             7,700                                        104,489
                                                                                                   ------------------

Property & Casualty Insurance (4.94%)
21st Century Insurance Group (b)                               58,500                                        939,510
American Physicians Capital Inc (a)(b)                         10,700                                        517,024
Argonaut Group Inc (a)(b)                                      54,800                                      1,912,520
Baldwin & Lyons Inc                                            33,400                                        843,016
Bancinsurance Corp (a)                                            600                                          4,050
CNA Surety Corp (a)(b)                                         38,100                                        685,419
Donegal Group Inc                                              28,088                                        521,032
EMC Insurance Group Inc (b)                                    11,939                                        349,216
Fpic Insurance Group Inc (a)(b)                                18,100                                        723,095
Harleysville Group Inc (b)                                     55,411                                      1,662,330
Infinity Property & Casualty Corp (b)                          37,300                                      1,672,532
Investors Title Co                                                700                                         30,107
LandAmerica Financial Group Inc                                32,700                                      2,268,726
Meadowbrook Insurance Group Inc (a)                            84,000                                        600,600
Merchants Group Inc                                             1,500                                         43,650
Midland Co/The                                                 17,500                                        624,050
Navigators Group Inc (a)(b)                                    15,600                                        738,036
NYMAGIC Inc                                                     8,700                                        243,165
Ohio Casualty Corp                                                  1                                             30
PMA Capital Corp (a)                                           57,100                                        558,438
RTW Inc (a)                                                    18,600                                        218,178
SCPIE Holdings Inc (a)                                          9,300                                        230,640
Selective Insurance Group                                      19,400                                      1,079,804
Stewart Information Services Corp (b)                          31,200                                      1,347,840
Unico American Corp (a)                                        15,500                                        153,140
United America Indemnity Ltd (a)                                2,404                                         57,071
                                                                                                   ------------------
                                                                                                          18,023,219
                                                                                                   ------------------
Protection-Safety (0.00%)
Mace Security International Inc (a)                             4,200                                         10,080
                                                                                                   ------------------

Publicly Traded Investment Fund (0.25%)
iShares Russell 2000 Value Index Fund (b)                      12,050                                        903,630
                                                                                                   ------------------


Quarrying (0.10%)
Birch Mountain Resources Ltd (a)(b)                            49,975                                        371,314
                                                                                                   ------------------

Racetracks (0.05%)
Dover Motorsports Inc                                          30,700                                        185,428
                                                                                                   ------------------

Radio (1.05%)
Citadel Broadcasting Corp (b)                                 101,700                                        956,997
Cumulus Media Inc (a)(b)                                      109,027                                      1,151,325
Entercom Communications Corp (b)                               32,800                                        868,216
Radio One Inc - Class A (a)                                    47,680                                        341,389
Radio One Inc - Class D (a)(b)                                 44,200                                        317,798
Regent Communications Inc (a)                                   8,500                                         36,210
Spanish Broadcasting System (a)(b)                             31,048                                        157,103
                                                                                                   ------------------
                                                                                                           3,829,038
                                                                                                   ------------------
Real Estate Operator & Developer (0.14%)
Avatar Holdings Inc (a)(b)                                      1,700                                        103,819
California Coastal Communities Inc (a)                         10,800                                        396,036
Stratus Properties Inc (a)                                        600                                         15,012
                                                                                                   ------------------
                                                                                                             514,867
                                                                                                   ------------------
Recreational Centers (0.09%)
Bally Total Fitness Holding Corp (a)(b)                        35,000                                        315,700
                                                                                                   ------------------

REITS - Diversified (0.40%)
Longview Fibre Co                                              55,600                                      1,448,936
                                                                                                   ------------------

REITS - Healthcare (0.14%)
Healthcare Realty Trust Inc                                    13,525                                        512,192
                                                                                                   ------------------

REITS - Hotels (0.22%)
Ashford Hospitality Trust Inc                                  28,425                                        330,867
Highland Hospitality Corp (b)                                  35,375                                        456,337
                                                                                                   ------------------
                                                                                                             787,204
                                                                                                   ------------------
REITS - Mortgage (0.19%)
MFA Mortgage Investments Inc                                   57,825                                        396,680
Redwood Trust Inc (b)                                           6,775                                        287,734
                                                                                                   ------------------
                                                                                                             684,414
                                                                                                   ------------------
Rental - Auto & Equipment (1.19%)
Aaron Rents Inc                                                13,525                                        363,282
Dollar Thrifty Automotive Group (a)(b)                         62,225                                      3,029,113
Electro Rent Corp (a)(b)                                       19,800                                        319,176
Mcgrath Rentcorp                                               19,225                                        516,960
Rent-Way Inc (a)(b)                                            17,400                                        130,500
                                                                                                   ------------------
                                                                                                           4,359,031
                                                                                                   ------------------
Research & Development (0.22%)
Albany Molecular Research Inc (a)(b)                           67,600                                        676,000
Discovery Partners International Inc (a)                       55,600                                        136,220
                                                                                                   ------------------
                                                                                                             812,220
                                                                                                   ------------------
Resorts & Theme Parks (0.66%)
Bluegreen Corp (a)                                             33,200                                        409,356
Great Wolf Resorts Inc (a)(b)                                  14,100                                        154,395
ILX Resorts Inc                                                 8,000                                         76,480
Six Flags Inc (a)(b)                                          170,300                                      1,568,463
Sunterra Corp (a)                                              14,744                                        196,538
                                                                                                   ------------------
                                                                                                           2,405,232
                                                                                                   ------------------

Respiratory Products (0.01%)
Allied Healthcare Products (a)                                  6,400                                         38,784
                                                                                                   ------------------

Retail - Apparel & Shoe (0.86%)
Charming Shoppes Inc (a)(b)                                   146,417                                      2,013,234
dELiA*s Inc (a)(b)                                                500                                          5,315
Mothers Work Inc (a)(b)                                         6,000                                        156,240
Shoe Carnival Inc (a)(b)                                        4,900                                        137,347
Stage Stores Inc (b)                                           23,300                                        728,358
Syms Corp (a)(b)                                                6,300                                        112,896
                                                                                                   ------------------
                                                                                                           3,153,390
                                                                                                   ------------------
Retail - Arts & Crafts (0.03%)
AC Moore Arts & Crafts Inc (a)(b)                               6,648                                        123,985
                                                                                                   ------------------

Retail - Auto Parts (0.41%)
Coast Distribution System/CA                                    2,900                                         21,170
PEP Boys-Manny Moe & Jack (b)                                 100,100                                      1,488,487
                                                                                                   ------------------
                                                                                                           1,509,657
                                                                                                   ------------------
Retail - Automobile (2.09%)
Group 1 Automotive Inc                                         43,500                                      2,374,230
Lithia Motors Inc                                              27,600                                        935,364
Rush Enterprises Inc (a)(b)                                    18,200                                        347,074
Sonic Automotive Inc                                           53,900                                      1,456,378
United Auto Group Inc (b)                                      59,175                                      2,503,102
                                                                                                   ------------------
                                                                                                           7,616,148
                                                                                                   ------------------
Retail - Bookstore (0.04%)
Books-A-Million Inc                                            11,185                                        150,438
                                                                                                   ------------------

Retail - Computer Equipment (0.47%)
GTSI Corp (a)                                                   7,478                                         50,477
Insight Enterprises Inc (a)(b)                                 55,159                                      1,090,493
PC Connection Inc (a)(b)                                       44,300                                        261,370
PC Mall Inc (a)(b)                                             16,800                                        114,744
Systemax Inc (a)                                               24,600                                        180,072
                                                                                                   ------------------
                                                                                                           1,697,156
                                                                                                   ------------------
Retail - Consumer Electronics (0.04%)
Rex Stores Corp (a)                                               400                                          7,648
Tweeter Home Entertainment Group Inc (a)(b)                    16,350                                        139,793
                                                                                                   ------------------
                                                                                                             147,441
                                                                                                   ------------------
Retail - Discount (1.13%)
99 Cents Only Stores (a)(b)                                    41,700                                        497,481
Big Lots Inc (a)(b)                                           205,700                                      2,972,365
Duckwall-ALCO Stores Inc (a)                                    6,900                                        175,260
Fred's Inc (b)                                                 34,000                                        482,460
                                                                                                   ------------------
                                                                                                           4,127,566
                                                                                                   ------------------
Retail - Fabric Store (0.15%)
Hancock Fabrics Inc /DE                                        13,500                                         47,385
Jo-Ann Stores Inc (a)(b)                                       41,500                                        508,790
                                                                                                   ------------------
                                                                                                             556,175
                                                                                                   ------------------
Retail - Hair Salons (0.08%)
Regis Corp (b)                                                  8,750                                        306,862
                                                                                                   ------------------

Retail - Home Furnishings (0.28%)
Bombay Co Inc/The (a)                                           8,100                                         23,652
Cost Plus Inc (a)                                              12,100                                        212,960
Haverty Furniture Cos Inc (b)                                  13,800                                        208,380

Pier 1 Imports Inc                                             46,900                                        566,083
                                                                                                   ------------------
                                                                                                           1,011,075
                                                                                                   ------------------
Retail - Hypermarkets (0.12%)
Smart & Final Inc (a)                                          26,300                                        445,785
                                                                                                   ------------------

Retail - Jewelry (0.19%)
Finlay Enterprises Inc (a)                                     16,200                                        156,654
Lazare Kaplan International Inc (a)                            12,200                                         98,820
Movado Group Inc                                               21,500                                        422,905
                                                                                                   ------------------
                                                                                                             678,379
                                                                                                   ------------------
Retail - Leisure Products (0.15%)
West Marine Inc (a)(b)                                         37,600                                        555,728
                                                                                                   ------------------

Retail - Mail Order (0.14%)
Blair Corp                                                      2,014                                         77,700
Sharper Image Corp (a)(b)                                      28,300                                        425,632
                                                                                                   ------------------
                                                                                                             503,332
                                                                                                   ------------------
Retail - Miscellaneous/Diversified (0.06%)
Hastings Entertainment Inc (a)                                  1,300                                          7,969
Pricesmart Inc (a)                                             23,355                                        216,034
                                                                                                   ------------------
                                                                                                             224,003
                                                                                                   ------------------
Retail - Music Store (0.00%)
Trans World Entertainment (a)                                   1,700                                          9,010
                                                                                                   ------------------

Retail - Regional Department Store (0.23%)
Bon-Ton Stores Inc/The (b)                                     22,000                                        626,340
Gottschalks Inc (a)(b)                                         23,300                                        212,962
                                                                                                   ------------------
                                                                                                             839,302

                                                                                                   ------------------
Retail - Restaurants (1.18%)
Bob Evans Farms Inc (b)                                        72,500                                      2,093,800
Buca Inc (a)(b)                                                 4,200                                         23,856
Champps Entertainment Inc (a)                                   8,575                                         69,029
Frisch's Restaurants Inc                                          800                                         18,824
J Alexander's Corp                                              4,900                                         41,405
Landry's Restaurants Inc                                        4,900                                        173,803
Lone Star Steakhouse & Saloon Inc                                 200                                          5,452
O'Charleys Inc (a)                                             18,000                                        305,100
Ryan's Restaurant Group Inc (a)                                31,467                                        421,343
Smith & Wollensky Restaurant Group Inc (a)                     16,900                                         97,344
Sonic Corp (a)(b)                                              13,000                                        440,830
Triarc Cos Inc (b)                                             37,150                                        613,718
                                                                                                   ------------------
                                                                                                           4,304,504
                                                                                                   ------------------
Retail - Sporting Goods (0.18%)
Sport Chalet Inc - A Shares (a)                                 5,600                                         44,520
Sport Chalet Inc - B Shares (a)                                   800                                          6,240
Sports Authority Inc/The (a)(b)                                16,200                                        601,992
                                                                                                   ------------------
                                                                                                             652,752
                                                                                                   ------------------
Retail - Vitamins & Nutritional Suppliments (0.00%)
AMS Health Sciences Inc (a)                                       100                                             70
                                                                                                   ------------------

Retirement & Aged Care (0.04%)
Capital Senior Living Corp (a)                                 13,200                                        144,936
                                                                                                   ------------------

Rubber - Tires (0.54%)
Bandag Inc (b)                                                  8,500                                        341,020

Cooper Tire & Rubber Co (b)                                   127,200                                      1,615,440
                                                                                                   ------------------
                                                                                                           1,956,460
                                                                                                   ------------------
Rubber & Plastic Products (0.16%)
Myers Industries Inc                                           30,610                                        541,797
Summa Industries                                                4,900                                         48,706
                                                                                                   ------------------
                                                                                                             590,503
                                                                                                   ------------------
Savings & Loans - Thrifts (3.70%)
Ameriana Bancorp                                                3,000                                         39,000
BankAtlantic Bancorp Inc (b)                                   27,325                                        407,689
Bankunited Financial Corp                                      20,148                                        618,342
Brookline Bancorp Inc                                          62,200                                        920,560
Camco Financial Corp                                           10,400                                        146,120
CFS Bancorp Inc                                                14,400                                        206,784
Citizens First Bancorp Inc (b)                                  5,700                                        183,255
Citizens South Banking Corp                                    12,800                                        159,744
Cooperative Bankshares Inc                                        900                                         21,168
First Defiance Financial Corp                                   7,600                                        209,912
First Federal Bancshares of Arkansas Inc                          500                                         12,344
First Keystone Financial Inc                                      100                                          2,094
First Pactrust Bancorp Inc                                        200                                          5,856
First Place Financial Corp/OH                                  22,544                                        518,287
FirstBank NW Corp                                              10,200                                        189,721
FirstFed Financial Corp (a)(b)                                 18,600                                      1,169,754
Flagstar Bancorp Inc (b)                                       43,500                                        696,000
Franklin Bank Corp/Houston TX (a)(b)                           15,477                                        300,409
HF Financial Corp                                               7,260                                        121,968
HMN Financial Inc                                                 200                                          6,654
ITLA Capital Corp                                              10,100                                        517,120
KNBT Bancorp Inc                                               28,600                                        481,910
LSB Corp                                                        5,300                                         95,400
MAF Bancorp Inc (b)                                            33,687                                      1,495,029
MASSBANK Corp                                                   1,367                                         44,803
Meta Financial Group Inc                                        3,600                                         81,000
MFB Corp                                                          600                                         17,922
Pacific Premier Bancorp Inc (a)                                10,400                                        121,160
Parkvale Financial Corp                                         3,700                                        104,895
Partners Trust Financial Group Inc (b)                         63,849                                        753,418
Pocahontas Bancorp Inc                                          2,000                                         27,160
Provident Financial Holdings Inc                                5,300                                        152,375
Provident Financial Services Inc                               79,900                                      1,458,175
Provident New York Bancorp                                     27,700                                        362,039
Rainier Pacific Financial Group Inc                             3,500                                         61,898
Riverview Bancorp Inc                                           7,700                                        207,977
Rome Bancorp Inc                                                3,100                                         38,936
Sound Federal Bancorp Inc                                       4,315                                         88,975
Sterling Financial Corp/WA                                     10,600                                        340,790
Synergy Financial Group Inc                                     7,627                                        113,566
TF Financial Corp                                               1,300                                         38,415
TierOne Corp (b)                                               11,190                                        381,131
Timberland Bancorp Inc/WA                                       2,100                                         60,942
United Community Financial Corp/OH                             27,260                                        329,028
Willow Grove Bancorp Inc                                        9,934                                        175,435
                                                                                                   ------------------
                                                                                                          13,485,160
                                                                                                   ------------------
Schools (0.30%)
Strayer Education Inc (b)                                       4,750                                        493,952
Universal Technical Institute Inc (a)(b)                       24,775                                        610,704
                                                                                                   ------------------
                                                                                                           1,104,656
                                                                                                   ------------------

Semiconductor Component - Integrated Circuits (0.92%)
Atmel Corp (a)(b)                                             110,400                                        578,496
Catalyst Semiconductor Inc (a)                                 14,400                                         69,120
Exar Corp (a)                                                  31,445                                        455,638
Hifn Inc (a)                                                   10,000                                         67,300
Pericom Semiconductor Corp (a)                                 47,700                                        465,552
Sipex Corp (a)(b)                                               2,400                                          8,160
Standard Microsystems Corp (a)                                 14,131                                        329,252
Triquint Semiconductor Inc (a)                                123,170                                        668,813
Vitesse Semiconductor Corp (a)(b)                             392,800                                        722,752
                                                                                                   ------------------
                                                                                                           3,365,083
                                                                                                   ------------------
Semiconductor Equipment (1.74%)
Aetrium Inc (a)                                                 1,400                                          7,322
Amtech Systems Inc (a)                                            500                                          4,315
ATMI Inc (a)(b)                                                 9,800                                        278,320
Axcelis Technologies Inc (a)(b)                                76,376                                        449,855
Brooks Automation Inc (a)(b)                                   56,761                                        767,409
Credence Systems Corp (a)                                     181,400                                      1,286,126
Electroglas Inc (a)                                            39,400                                        183,210
FSI International Inc (a)                                      26,814                                        135,947
Intest Corp (a)                                                 1,690                                          6,540
MKS Instruments Inc (a)                                       101,900                                      2,432,353
Nanometrics Inc (a)                                            22,700                                        312,806
Photronics Inc (a)(b)                                          15,800                                        283,926
Rudolph Technologies Inc (a)                                   12,685                                        210,317
                                                                                                   ------------------
                                                                                                           6,358,446
                                                                                                   ------------------
Shipbuilding (0.05%)
Todd Shipyards Corp                                             6,400                                        197,376
                                                                                                   ------------------

Software Tools (0.12%)
Borland Software Corp (a)(b)                                   84,326                                        430,063
                                                                                                   ------------------

Steel - Producers (1.94%)
Carpenter Technology Corp                                         611                                         72,678
Chaparral Steel Co (a)(b)                                      22,100                                      1,394,952
Friedman Industries                                             3,600                                         37,044
Olympic Steel Inc (b)                                           4,200                                        132,342
Ryerson Inc (b)                                                80,300                                      2,359,214
Schnitzer Steel Industries Inc                                 19,800                                        778,734
Shiloh Industries Inc (a)                                      20,153                                        403,262
Steel Dynamics Inc (b)                                         19,830                                      1,238,185
Steel Technologies Inc (b)                                     28,100                                        652,763
                                                                                                   ------------------
                                                                                                           7,069,174
                                                                                                   ------------------
Steel - Specialty (0.08%)
Material Sciences Corp (a)                                      4,100                                         42,271
Universal Stainless & Alloy (a)                                 8,350                                        261,689
                                                                                                   ------------------
                                                                                                             303,960
                                                                                                   ------------------
Steel Pipe & Tube (0.03%)
Northwest Pipe Co (a)(b)                                        3,200                                         94,368
Omega Flex Inc (a)(b)                                             115                                          1,934
Webco Industries Inc (a)                                          110                                          7,370
                                                                                                   ------------------
                                                                                                             103,672
                                                                                                   ------------------
Sugar (0.18%)
Imperial Sugar Co                                              18,700                                        638,979
                                                                                                   ------------------

Telecommunication Equipment (0.56%)
Anaren Inc (a)(b)                                              11,900                                        244,426

Applied Innovation Inc (a)                                     25,300                                        109,422
Channell Commercial Corp (a)                                    1,300                                          4,735
Communications Systems Inc                                      7,600                                         84,208
Ditech Communications Corp (a)                                 28,500                                        268,470
Network Equipment Technologies Inc (a)                         44,900                                        136,945
Preformed Line Products Co (b)                                    500                                         18,460
Sunrise Telecom Inc (a)                                        88,800                                        201,576
Symmetricom Inc (a)(b)                                         31,400                                        254,340
Tekelec (a)                                                    28,725                                        410,193
Tollgrade Communications Inc (a)                               23,500                                        269,545
Wireless Telecom Group Inc                                     12,600                                         35,028
XETA Technologies Inc (a)                                       8,425                                         20,810
                                                                                                   ------------------
                                                                                                           2,058,158
                                                                                                   ------------------
Telecommunication Equipment - Fiber Optics (1.08%)
APA Enterprises Inc (a)                                         2,500                                          3,925
C-COR Inc (a)(b)                                               75,100                                        614,318
Ciena Corp (a)(b)                                              37,600                                        153,784
Newport Corp (a)(b)                                            36,235                                        695,712
Optical Cable Corp (a)                                          6,300                                         28,917
Optical Communication Products Inc (a)                         31,600                                         76,788
Sycamore Networks Inc (a)                                     502,000                                      2,359,400
                                                                                                   ------------------
                                                                                                           3,932,844

                                                                                                   ------------------
Telecommunication Services (0.44%)
LCC International Inc (a)                                      36,600                                        132,126
Lightbridge Inc (a)                                            47,800                                        608,016
RCN Corp (a)(b)                                                32,400                                        866,376
                                                                                                   ------------------
                                                                                                           1,606,518
                                                                                                   ------------------
Telephone - Integrated (1.03%)
Broadwing Corp (a)                                             49,533                                        688,014
CT Communications Inc (b)                                      33,700                                        478,540
D&E Communications Inc (b)                                     10,107                                        125,832
Hector Communications Corp                                      4,200                                        128,100
IDT Corp - Class B (a)(b)                                     114,300                                      1,268,730
IDT Corp (a)(b)                                                 3,300                                         36,135
SureWest Communications (b)                                    26,200                                        589,500
Talk America Holdings Inc (a)                                  48,800                                        444,568
                                                                                                   ------------------
                                                                                                           3,759,419
                                                                                                   ------------------
Television (0.12%)
Acme Communications Inc (a)                                     3,500                                         15,715
Lin TV Corp (a)(b)                                             49,400                                        436,696
                                                                                                   ------------------
                                                                                                             452,411
                                                                                                   ------------------
Textile - Apparel (0.13%)
Perry Ellis International Inc (a)                              17,000                                        389,300
Tag-It Pacific Inc (a)                                          3,300                                          2,211
Unifi Inc (a)                                                  26,200                                         88,294
                                                                                                   ------------------
                                                                                                             479,805
                                                                                                   ------------------
Textile - Home Furnishings (0.01%)
Decorator Industries Inc                                        1,300                                         11,297
Quaker Fabric Corp (a)(b)                                      11,600                                         18,560
                                                                                                   ------------------
                                                                                                              29,857
                                                                                                   ------------------
Textile - Products (0.04%)
Culp Inc (a)                                                      100                                            464
Dixie Group Inc (a)(b)                                          9,400                                        137,428
                                                                                                   ------------------
                                                                                                             137,892
                                                                                                   ------------------
Therapeutics (0.06%)
Neurogen Corp (a)(b)                                            7,596                                         48,311

Theragenics Corp (a)                                           49,800                                        171,312
                                                                                                   ------------------
                                                                                                             219,623
                                                                                                   ------------------
Tobacco (0.56%)
Alliance One International Inc                                 64,600                                        282,948
Universal Corp/Richmond VA (b)                                 46,100                                      1,755,027
                                                                                                   ------------------
                                                                                                           2,037,975
                                                                                                   ------------------
Tools - Hand Held (0.00%)
QEP Co Inc (a)                                                    400                                          4,720
                                                                                                   ------------------

Toys (0.29%)
Jakks Pacific Inc (a)(b)                                       47,300                                      1,072,291
                                                                                                   ------------------

Transport - Air Freight (0.00%)
AirNet Systems Inc (a)                                          1,300                                          4,095
                                                                                                   ------------------

Transport - Equipment & Leasing (0.46%)
Amerco Inc (a)                                                  6,975                                        728,469
GATX Corp                                                         100                                          4,680
Interpool Inc                                                  44,100                                        888,615
Willis Lease Finance Corp (a)                                   5,400                                         54,270
                                                                                                   ------------------
                                                                                                           1,676,034
                                                                                                   ------------------
Transport - Marine (0.19%)
Arlington Tankers Ltd                                          25,775                                        580,969
International Shipholding Corp (a)                              8,700                                        120,234
                                                                                                   ------------------
                                                                                                             701,203
                                                                                                   ------------------
Transport - Rail (0.52%)
Genesee & Wyoming Inc (a)(b)                                   11,425                                        374,397
Kansas City Southern (a)(b)                                    24,200                                        588,060
Providence and Worcester Railroad Co                            3,600                                         60,300
RailAmerica Inc (a)                                            75,700                                        864,494
                                                                                                   ------------------
                                                                                                           1,887,251
                                                                                                   ------------------
Transport - Services (0.41%)
Bristow Group Inc (a)(b)                                       41,900                                      1,503,372
                                                                                                   ------------------

Transport - Truck (0.71%)
Arkansas Best Corp                                             17,000                                        729,640
Covenant Transport Inc (a)(b)                                     600                                          8,304
Frozen Food Express Industries (a)(b)                          31,900                                        325,699
Landstar System Inc                                            10,200                                        433,398
Marten Transport Ltd (a)                                       14,550                                        316,899
PAM Transportation Services (a)(b)                             14,700                                        396,900
Patriot Transportation Holding Inc (a)                            300                                         23,556
SCS Transportation Inc (a)                                      7,093                                        186,333
USA Truck Inc (a)(b)                                            7,600                                        166,820
                                                                                                   ------------------
                                                                                                           2,587,549
                                                                                                   ------------------
Travel Services (0.19%)
Ambassadors International Inc                                  11,949                                        295,140
Navigant International Inc (a)(b)                               3,100                                         50,964
Pegasus Solutions Inc (a)(b)                                   37,300                                        352,112
                                                                                                   ------------------
                                                                                                             698,216
                                                                                                   ------------------
Vitamins & Nutrition Products (0.09%)
Natrol Inc (a)                                                  7,900                                         16,985
Natural Alternatives International Inc (a)                      3,500                                         29,575
Omega Protein Corp (a)(b)                                      46,300                                        281,967
                                                                                                   ------------------
                                                                                                             328,527
                                                                                                   ------------------

Water (0.24%)
Connecticut Water Service Inc (b)                               5,172                                        133,282
Pico Holdings Inc (a)(b)                                       22,300                                        730,771
                                                                                                   ------------------
                                                                                                             864,053
                                                                                                   ------------------
Web Hosting & Design (0.09%)
Globix Corp (a)                                                62,600                                        211,588
Web.com Inc (a)                                                17,208                                         99,634
                                                                                                   ------------------
                                                                                                             311,222
                                                                                                   ------------------
Wire & Cable Products (0.33%)
Belden CDT Inc                                                 38,600                                      1,208,180
                                                                                                   ------------------

Wireless Equipment (0.27%)
CalAmp Corp (a)                                                40,700                                        548,229
Carrier Access Corp (a)(b)                                     20,300                                        158,137
Remec Inc                                                      19,322                                         25,505
Telular Corp (a)(b)                                             9,200                                         27,508
Tessco Technologies Inc (a)                                     3,200                                         62,400
Wireless Facilities Inc (a)(b)                                 35,400                                        154,698
                                                                                                   ------------------
                                                                                                             976,477
                                                                                                   ------------------
TOTAL COMMON STOCKS                                                                             $        359,770,323

                                                                                                   ------------------
MONEY MARKET FUNDS (27.66%)
BNY Institutional Cash Reserve Fund (c)                    100,938,000                                   100,938,000
                                                                                                   ------------------
TOTAL MONEY MARKET FUNDS                                                                        $        100,938,000
                                                                                                   ------------------
Total Investments                                                                               $        460,708,323
Liabilities in Excess of Other Assets, Net - (26.24)%                                                   (95,761,345)
                                                                                                   ------------------
TOTAL NET ASSETS - 100.00%                                                                      $        364,946,978
                                                                                                   ==================
                                                                                                   ------------------

                                                                                                   ==================

(a) Non-Income Producing Security
(b) Security or a portion of the security was on loan at the end of the period.
(c) Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $         64,838,280
Unrealized Depreciation                                  (15,959,600)
                                                    ------------------
Net Unrealized Appreciation (Depreciation)                 48,878,680
Cost for federal income tax purposes                      411,829,643


Portfolio Summary (unaudited)
--------------------------------------------------- ------------------
Sector                                                        Percent
--------------------------------------------------- ------------------
Financial                                                      47.54%
Consumer, Cyclical                                             18.56%
Consumer, Non-cyclical                                         13.77%
Industrial                                                     13.47%
Communications                                                 10.90%
Technology                                                      9.96%
Basic Materials                                                 7.49%
Energy                                                          3.27%
Utilities                                                       0.69%
Diversified                                                     0.34%
Funds                                                           0.25%
Liabilities in Excess of Other Assets, Net                  (-26.24%)
                                                    ------------------
TOTAL NET ASSETS                                              100.00%
                                                    ==================


Schedule of Investments
April 30, 2006 (unaudited)
Preferred Securities Fund
                                                                               Shares
                                                                                Held                           Value
                                                                             ----------- --------------- ------------------
PREFERRED STOCKS (66.30%)
Cellular Telecommunications (0.33%)
US Cellular Corp                                                                 64,800               $          1,629,720
                                                                                                         ------------------

Commercial Banks (3.50%)
ASBC Capital I                                                                   19,000                            484,500
Banco Santander Central Hispano SA                                               74,784                          1,817,251
Banco Totta & Acores Finance                                                     44,930                          1,158,354
BancorpSouth Capital Trust I                                                     47,100                          1,193,043
Banesto Holdings (a)                                                             11,000                            335,500
Banknorth Capital Trust II                                                       34,100                            884,895
Barclays Bank PLC (b)                                                            10,216                            252,846
Chittenden Capital Trust I                                                       40,300                          1,024,023
Compass Capital III                                                              64,800                          1,627,128
HSBC Holdings PLC                                                                30,768                            714,741
National Commerce Capital Trust II                                               39,100                            997,050
Provident Financial Group Inc                                                    48,300                          1,252,781
Royal Bank of Scotland Group PLC - Series K                                       3,000                             75,660
Royal Bank of Scotland Group PLC - Series L (c)                                  20,000                            440,800
Royal Bank of Scotland Group PLC - Series M (c)                                  55,555                          1,344,431
Royal Bank of Scotland Group PLC - Series N                                     149,632                          3,585,183
                                                                                                         ------------------
                                                                                                                17,188,186
                                                                                                         ------------------
Diversified Financial Services (2.44%)
Citigroup Capital IX                                                             53,700                          1,242,618
Citigroup Capital VII                                                            45,500                          1,151,150
Citigroup Capital VIII                                                          168,430                          4,205,697
Citigroup Capital X                                                              14,800                            342,916
Citigroup Capital XI                                                             90,000                          2,077,200
General Electric Capital Corp  5.875%                                            92,996                          2,144,488
General Electric Capital Corp  6.100%                                             8,100                            193,509
Household Capital Trust VII                                                      23,800                            606,424
                                                                                                         ------------------
                                                                                                                11,964,002
                                                                                                         ------------------
Electric - Integrated (3.35%)
Alabama Power Co Series GG                                                        5,000                            115,750
Alabama Power Co Series II (b)                                                  369,100                          8,555,738
Consolidated Edison Co of New York                                                4,600                            115,828
Consolidated Edison Inc                                                           3,000                             75,660
Dte Energy Trust I                                                               18,800                            473,760
Energy East Capital Trust I                                                      13,500                            338,445
Entergy Arkansas Inc                                                              3,000                             71,700
Entergy Louisiana LLC                                                            56,900                          1,441,846
Entergy Mississippi Inc 6.00%                                                     2,900                             68,701
Entergy Mississippi Inc 7.25%                                                    43,200                          1,095,984
Georgia Power Capital Trust V                                                     1,800                             45,324
Georgia Power Capital Trust VII                                                   4,200                             93,030
Georgia Power Co  5.70% (c)                                                      11,400                            254,220
Georgia Power Co  5.75%                                                          12,800                            283,392
Georgia Power Co  5.90%                                                          64,200                          1,454,130
Georgia Power Co  6.00% - Series R                                                7,400                            169,090
Georgia Power Co  6.00%                                                           1,500                             35,640
Gulf Power Capital Trust III                                                      1,500                             37,650
Gulf Power Co                                                                     3,400                             75,544
Indiana Michigan Power Co                                                         1,600                             38,352

Mississippi Power Co                                                             40,000                            912,000
Northern States Power-Minnesota                                                  13,200                            337,920
Southern Co Capital Trust Vi                                                      3,000                             75,480
Virginia Power Capital Trust II                                                   9,900                            248,292
                                                                                                         ------------------
                                                                                                                16,413,476
                                                                                                         ------------------
Fiduciary Banks (0.34%)
Bny Capital V                                                                    74,300                          1,656,890
                                                                                                         ------------------

Finance - Commercial (0.61%)
CIT Group Inc                                                                   120,000                          3,013,200
                                                                                                         ------------------

Finance - Consumer Loans (1.35%)
HSBC Finance Corp  6.000%                                                        75,350                          1,707,431
HSBC Finance Corp  6.875%                                                       130,669                          3,248,431
SLM Corp                                                                         73,400                          1,639,022
                                                                                                         ------------------
                                                                                                                 6,594,884
                                                                                                         ------------------
Finance - Investment Banker & Broker (6.13%)
JP Morgan Chase Capital X                                                       119,600                          3,021,096
JP Morgan Chase Capital XI                                                       31,123                            689,063
JP Morgan Chase Capital XII                                                      63,750                          1,465,612
Lehman Brothers Holdings Capital Trust III                                      127,228                          2,998,764
Lehman Brothers Holdings Capital Trust IV                                        18,000                            420,300
Lehman Brothers Holdings Capital Trust V                                          2,000                             44,300
Lehman Brothers Holdings Capital Trust VI                                        83,557                          1,933,509
Lehman Brothers Holdings Inc                                                     58,500                          1,485,900
Merrill Lynch Preferred Capital Trust I                                           2,200                             55,704
Merrill Lynch Preferred Capital Trust III                                        66,500                          1,674,470
Merrill Lynch Preferred Capital Trust IV                                         47,200                          1,194,632
Merrill Lynch Preferred Capital Trust V                                         133,394                          3,382,872
Morgan Stanley Capital Trust II                                                  75,400                          1,884,246
Morgan Stanley Capital Trust III                                                  3,400                             78,744
Morgan Stanley Capital Trust IV                                                  26,600                            611,268
Morgan Stanley Capital Trust V                                                   34,500                            742,095
Morgan Stanley Capital Trust VI                                                 208,100                          5,044,344
St Paul Capital Trust I                                                         133,400                          3,348,340
                                                                                                         ------------------
                                                                                                                30,075,259
                                                                                                         ------------------
Finance - Mortgage Loan/Banker (0.66%)
Countrywide Financial Corp                                                      133,900                          3,221,634
                                                                                                         ------------------

Finance - Other Services (2.12%)
ABN AMRO Capital Funding Trust V                                                115,000                          2,572,550
ABN AMRO Capital Funding Trust VI                                                12,352                            294,348
ABN AMRO Capital Funding Trust VII                                              156,000                          3,614,520
BBVA Preferred Capital Ltd                                                      112,100                          2,829,404
National Rural Utilities Cooperative Finance Corp  5.950%                         7,100                            158,685
National Rural Utilities Cooperative Finance Corp  6.100%                         4,200                             93,324
National Rural Utilities Cooperative Finance Corp  7.400%                        22,600                            567,712
National Rural Utilities Cooperative Finance Corp  7.625%                        11,400                            287,964
                                                                                                         ------------------
                                                                                                                10,418,507
                                                                                                         ------------------
Financial Guarantee Insurance (1.04%)
AMBAC Financial Group Inc  5.875%                                                61,000                          1,341,390
AMBAC Financial Group Inc  5.950%                                                55,900                          1,246,570
AMBAC Financial Group Inc  7.000%                                                 1,500                             37,650
Financial Security Assurance Holdings Ltd  6.250%                                64,325                          1,460,177
Financial Security Assurance Holdings Ltd  6.875%                                 9,200                            230,828
PMI Group Inc/The                                                                29,000                            758,350
                                                                                                         ------------------
                                                                                                                 5,074,965
                                                                                                         ------------------

Gas - Distribution (0.11%)
AGL Capital Trust II                                                             22,400                            558,880
                                                                                                         ------------------

Life & Health Insurance (1.97%)
Delphi Financial Group                                                           40,400                          1,045,148
Hartford Life Capital II                                                         38,000                            954,560
Lincoln National Capital V                                                       26,900                            679,225
Lincoln National Capital VI                                                     124,537                          3,071,082
PLC Capital Trust IV                                                             33,900                            851,568
PLC Capital Trust V                                                              17,400                            394,980
Prudential PLC                                                                   90,900                          2,242,503
Torchmark Capital Trust I                                                        15,900                            398,613
                                                                                                         ------------------
                                                                                                                 9,637,679
                                                                                                         ------------------
Money Center Banks (0.65%)
Fleet Capital Trust IX                                                            6,800                            153,544
JPMChase Capital XVI                                                            126,150                          3,014,985
                                                                                                         ------------------
                                                                                                                 3,168,529
                                                                                                         ------------------
Mortgage Banks (1.64%)
Abbey National PLC  7.250%                                                       44,000                          1,099,560
Abbey National PLC  7.375%; Series B                                            230,700                          5,928,990
Abbey National PLC  7.375%                                                       40,400                          1,031,008
                                                                                                         ------------------
                                                                                                                 8,059,558
                                                                                                         ------------------
Multi-line Insurance (7.30%)
ACE Ltd                                                                         208,000                          5,376,800
Aegon NV                                                                        385,665                          9,228,964
Hartford Capital III                                                            153,200                          3,842,256
ING Groep NV 7.05%                                                              206,238                          5,226,071
ING Groep NV 7.20%                                                              173,100                          4,419,243
Metlife Inc  5.875%                                                              42,600                            969,150
Metlife Inc  6.500%                                                             116,400                          2,921,640
XL Capital Ltd  6.500%                                                           98,300                          2,168,498
XL Capital Ltd  7.625%                                                           49,700                          1,254,925
XL Capital Ltd  8.000%                                                           15,975                            410,078
                                                                                                         ------------------
                                                                                                                35,817,625
                                                                                                         ------------------
Multimedia (0.16%)
Walt Disney Co                                                                   30,500                            761,280
                                                                                                         ------------------

Oil Company - Exploration & Production (0.36%)
Nexen Inc                                                                        70,000                          1,778,000
                                                                                                         ------------------

Pipelines (0.54%)
Dominion CNG Capital Trust I                                                     86,600                          2,170,196
TransCanada Pipelines Ltd                                                        19,200                            486,720
                                                                                                         ------------------
                                                                                                                 2,656,916
                                                                                                         ------------------
Property & Casualty Insurance (1.96%)
Arch Capital Group Ltd                                                          185,500                          4,795,175
Berkley W R Capital Trust                                                       205,700                          4,811,323
                                                                                                         ------------------
                                                                                                                 9,606,498
                                                                                                         ------------------
Regional Banks (8.04%)
BAC Capital Trust I                                                              57,200                          1,435,148
BAC Capital Trust II                                                            185,400                          4,635,000
BAC Capital Trust III                                                            17,400                            440,568
BAC Capital Trust IV                                                              7,000                            154,210
BAC Capital Trust V                                                               1,600                             36,048
BAC Capital Trust VIII                                                            8,100                            184,356
Bank One Capital VI                                                              43,500                          1,090,545
Comerica Capital Trust I                                                          1,200                             30,228

Fleet Capital Trust VII                                                          48,100                          1,214,525
Fleet Capital Trust VIII                                                         16,600                            419,482
Keycorp Capital V                                                                 5,000                            108,500
PNC Capital Trust D                                                             117,900                          2,686,941
SunTrust Capital IV                                                              37,300                            939,960
SunTrust Capital V                                                               20,805                            521,165
Union Planter Preferred Funding Corp (a)(b)                                          10                          1,059,063
US Bancorp Capital III                                                           50,400                          1,260,000
USB Capital IV                                                                   74,500                          1,866,225
USB Capital V                                                                    26,400                            666,336
USB Capital VI                                                                  105,900                          2,321,328
USB Capital VII                                                                  58,800                          1,314,180
Wachovia Corp                                                                   356,000                          9,540,800
Wells Fargo Capital IV                                                           97,600                          2,457,568
Wells Fargo Capital IX                                                           93,300                          2,039,538
Wells Fargo Capital V                                                            12,800                            322,304
Wells Fargo Capital VI                                                            2,000                             50,120
Wells Fargo Capital VII                                                         113,000                          2,509,730
Wells Fargo Capital VIII                                                          5,000                            110,850
                                                                                                         ------------------
                                                                                                                39,414,718
                                                                                                         ------------------
Reinsurance (3.04%)
Everest Re Capital Trust II                                                     110,500                          2,397,850
Everest Re Capital Trust                                                        160,600                          4,039,090
Partner Re Capital Trust I                                                       31,100                            786,208
PartnerRe Ltd - Series C                                                         58,200                          1,403,202
PartnerRe Ltd - Series D                                                        155,066                          3,591,329
RenaissanceRe Holdings Ltd - Series A                                            35,500                            898,150
RenaissanceRe Holdings Ltd - Series B                                            35,800                            898,580
RenaissanceRe Holdings Ltd - Series C                                            43,500                            900,450
                                                                                                         ------------------
                                                                                                                14,914,859
                                                                                                         ------------------
REITS - Apartments (0.43%)
AvalonBay Communities Inc                                                        16,100                            422,947
BRE Properties Inc - Series B                                                     6,800                            172,856
BRE Properties Inc - Series C                                                    15,000                            361,350
BRE Properties Inc - Series D                                                    13,376                            322,629
Equity Residential                                                               28,500                            732,450
United Dominion Realty Trust Inc                                                  3,800                             97,660
                                                                                                         ------------------
                                                                                                                 2,109,892

                                                                                                         ------------------
REITS - Diversified (2.16%)
Duke Realty Corp - Series B                                                      10,000                            517,188
Duke Realty Corp - Series L                                                      48,000                          1,140,960
Duke Realty Corp - Series M (c)                                                 195,031                          4,782,160
PS Business Parks Inc - Series K                                                  4,700                            120,732
PS Business Parks Inc - Series L                                                  2,400                             60,600
Vornado Realty Trust - Series F                                                  25,448                            595,483
Vornado Realty Trust - Series G                                                  82,700                          1,926,910
Vornado Realty Trust - Series H                                                  21,300                            498,420
Vornado Realty Trust - Series I                                                  41,600                            966,368
                                                                                                         ------------------
                                                                                                                10,608,821
                                                                                                         ------------------
REITS - Office Property (2.51%)
CarrAmerica Realty Corp                                                          90,000                          2,277,000
Equity Office Properties Trust                                                   32,200                            818,846
HRPT Properties Trust - Series B                                                102,103                          2,610,774
HRPT Properties Trust - Series C                                                273,800                          6,625,960
                                                                                                         ------------------
                                                                                                                12,332,580
                                                                                                         ------------------
REITS - Shopping Centers (3.43%)
Developers Diversified Realty Corp  7.375%                                       18,000                            449,100
Developers Diversified Realty Corp  7.500%                                        7,700                            193,655
Developers Diversified Realty Corp  8.000%                                      128,700                          3,294,720
Developers Diversified Realty Corp  8.600%                                        1,700                             43,554
Federal Realty Investment Trust                                                  89,700                          2,272,998
Kimco Realty Corp                                                                 6,100                            147,559
New Plan Excel Realty Trust - Series D                                           95,900                          4,789,006
New Plan Excel Realty Trust - Series E                                           53,500                          1,356,760
Regency Centers Corp  6.70%                                                     129,400                          3,104,306
Regency Centers Corp  7.25%                                                      37,800                            948,780
Regency Centers Corp  7.45%                                                       6,500                            165,141
Weingarten Realty Investors                                                       2,500                             62,925
                                                                                                         ------------------
                                                                                                                16,828,504
                                                                                                         ------------------
REITS - Single Tenant (0.05%)
Realty Income Corp                                                               10,300                            257,500
                                                                                                         ------------------

REITS - Storage (2.04%)
Public Storage Inc  6.180%                                                        3,000                             64,350
Public Storage Inc  6.450%; Series F                                             93,500                          2,093,465
Public Storage Inc  6.450%; Seriex X                                             80,100                          1,793,439
Public Storage Inc  6.600%                                                          400                              9,200
Public Storage Inc  6.750%                                                       15,728                            372,282
Public Storage Inc  7.125%                                                        3,100                             77,345
Public Storage Inc  7.500%                                                       44,900                          1,130,582
Public Storage Inc  7.625%; Series T                                             38,800                            978,536
Public Storage Inc  7.625%; Series U                                             39,800                          1,000,572
Public Storage Inc  7.875%                                                       64,500                          1,625,400
Public Storage Inc  8.000%                                                       34,400                            868,256
                                                                                                         ------------------
                                                                                                                10,013,427
                                                                                                         ------------------
REITS - Warehouse & Industrial (2.39%)
AMB Property Corp; Series L                                                     192,600                          4,583,880
AMB Property Corp; Series M                                                      52,800                          1,240,800
First Industrial Realty Trust Inc                                               146,300                          3,591,665
Prologis - Series F                                                               1,400                             34,090
Prologis - Series G                                                              94,900                          2,287,090
                                                                                                         ------------------
                                                                                                                11,737,525
                                                                                                         ------------------
Sovereign Agency (0.16%)
Fannie Mae                                                                        4,500                            184,922
Tennessee Valley Authority - Series A                                             2,300                             53,337
Tennessee Valley Authority - Series D                                            24,700                            552,786
                                                                                                         ------------------
                                                                                                                   791,045
                                                                                                         ------------------
Special Purpose Entity (3.77%)
Corporate-Backed Trust Certificates - Series BER                                 11,700                            120,744
Corporate-Backed Trust Certificates - Series BLS                                 44,900                          1,144,950
Corporate-Backed Trust Certificates - Series BMY                                 16,800                            398,160
Corporate-Backed Trust Certificates - Series CIT                                 11,900                            314,606
Corporate-Backed Trust Certificates - Series DCX                                 19,000                            437,000
Corporate-Backed Trust Certificates - Series DT                                   1,600                             40,800
Corporate-Backed Trust Certificates - Series GE                                  15,900                            399,408
Corporate-Backed Trust Certificates - Series JPM                                 18,200                            456,092
Corporate-Backed Trust Certificates - Series SO                                  27,700                            705,486
Corporate-Backed Trust Certificates - Series VZ                                  22,200                            580,530
Corporate-Backed Trust Certificates - Series WM                                   1,800                             46,242
Corporate-Backed Trust Certificates - Series WM                                   3,000                             77,437
CORTS Trust for Allstate Financing Capital II                                     2,600                             69,940
CORTS Trust for Bellsouth Telecommunication                                      28,400                            705,740
CORTS Trust for Bristol Meyers Squibb                                             1,100                             27,500
CORTS Trust for Chrysler                                                         12,100                            293,425
CORTS Trust for Countrywide Capital Trust                                         2,200                             56,650
CORTS Trust for First Union Institutional Capital I  7.75%                        2,500                             63,475

CORTS Trust for First Union Institutional Capital I  8.20%                        9,000                            246,600
CORTS Trust for Goldman Sachs Capital I                                          12,900                            291,540
CORTS Trust for IBM - Series II                                                   1,500                             37,755
CORTS Trust for IBM - Series III                                                 13,800                            352,176
CORTS Trust for IBM - Series IV                                                   1,800                             46,080
CORTS Trust for Safeco Capital Trust I                                            1,900                             52,844
CORTS Trust for Safeco Capital Trust II                                         101,400                          2,773,290
CORTS Trust for Sherwin-Williams                                                  2,700                             66,420
CORTS Trust for Verizon Global Fund - Series III                                  2,700                             65,610
CORTS Trust for Verizon Global Funding                                           14,300                            366,795
CORTS Trust for WR Berkley Corp                                                   2,000                             51,700
PreferredPlus Trust BLS-1                                                        54,300                          1,395,510
PreferredPlus Trust Capital - Series MSD-1                                       87,250                          2,173,075
PreferredPlus Trust GSC-3                                                        11,000                            236,500
Public Credit & Repackaged Securities Trust                                      11,500                            286,120
SATURNS - Series BLS                                                             31,700                            787,745
SATURNS - Series CSFB; 6.25%                                                     10,200                            243,780
SATURNS - Series CSFB; 7.00%                                                     20,100                            505,515
SATURNS - Series GS; 5.75%                                                       15,900                            340,260
SATURNS - Series GS6; 6.00%                                                       7,600                            168,340
SATURNS - Series IBM                                                              9,100                            232,869
SATURNS - Series SAFC Capital; 8.25%                                              2,000                             51,880
SATURNS - Series SAFC Debenture; 8.25%                                            8,200                            213,282
Trust Certificates Series 2001-2                                                 11,600                            297,424
Trust Certificates Series 2001-3                                                 29,200                            728,248
Trust Certificates Series 2001-4                                                 21,800                            545,000
                                                                                                         ------------------
                                                                                                                18,494,543

                                                                                                         ------------------
Telephone - Integrated (1.02%)
AT&T Inc                                                                         44,200                          1,114,724
Telephone & Data Systems Inc                                                     43,539                          1,084,556
Verizon South Inc                                                                 9,000                            222,570
Verizon/New England                                                             103,678                          2,578,472
                                                                                                         ------------------
                                                                                                                 5,000,322
                                                                                                         ------------------
Television (0.70%)
CBS Corp                                                                        141,400                          3,421,880
                                                                                                         ------------------
TOTAL PREFERRED STOCKS                                                                                $        325,221,304
                                                                                                         ------------------
                                                                             Principal
                                                                               Amount                          Value
                                                                             ----------- --------------- ------------------
BONDS (30.44%)
Agricultural Operations (0.40%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (a)                                                         2,000,000                          1,948,520
                                                                                                         ------------------

Commercial Banks (12.04%)
Banponce Trust I
8.33%, 2/ 1/2027                                                              2,000,000                          2,108,144
Barclays Bank PLC
6.28%, 12/15/2034                                                            11,000,000                         10,071,875
BNP Paribas
5.19%, 3/29/2049 (a)(d)                                                       5,000,000                          4,620,095
BNP Paribas Capital Trust V
7.20%, 9/30/2049 (c)                                                          1,900,000                          1,916,606
BOI Capital Funding No. 3
6.11%, 2/ 4/2016 (a)(c)(d)                                                   11,000,000                         10,500,589
CBA Capital Trust I
5.81%, 12/31/2049 (a)                                                         7,000,000                          6,846,490
Centura Capital Trust I
8.85%, 6/ 1/2027 (a)                                                          3,000,000                          3,217,890

First Empire Capital Trust I
8.23%, 2/ 1/2027                                                              1,500,000                          1,583,199
First Security Cap I
8.41%, 12/15/2026                                                             1,000,000                          1,055,545
ForeningsSparbanken AB
9.00%, 3/17/2010 (a)(d)                                                       2,000,000                          2,249,896
HBOS PLC
6.41%, 10/ 1/2035 (a)(d)                                                      4,000,000                          3,683,064
North Fork Capital Trust II
8.00%, 12/15/2027                                                             3,450,000                          3,681,036
Popular North America Capital Trust I
6.56%, 9/15/2034                                                              1,000,000                            942,357
Riggs Capital Trust
8.63%, 12/31/2026                                                             2,000,000                          2,119,170
8.88%, 3/15/2027                                                              1,000,000                          1,068,719
Westpac Capital Trust III
5.82%, 9/30/2013 (a)                                                          1,300,000                          1,272,349
Zions Institiute -A
8.54%, 12/15/2026                                                             2,000,000                          2,111,822
                                                                                                         ------------------
                                                                                                                59,048,846
                                                                                                         ------------------
Diversified Financial Services (1.73%)
ZFS Finance USA Trust I
6.45%, 12/15/2065 (a)(d)                                                      9,000,000                          8,477,469
                                                                                                         ------------------

Finance - Investment Banker & Broker (0.33%)
Goldman Sachs Group Inc
6.35%, 2/15/2034                                                                500,000                            479,629
JPM Capital Trust I
7.54%, 1/15/2027                                                              1,100,000                          1,151,149
                                                                                                         ------------------
                                                                                                                 1,630,778
                                                                                                         ------------------
Finance - Mortgage Loan/Banker (0.72%)
Countrywide Capital I
8.00%, 12/15/2026                                                             3,500,000                          3,542,158
                                                                                                         ------------------

Finance - Other Services (1.06%)
Sun Life Canada US Capital Trust
8.53%, 5/ 6/2017 (a)                                                          4,900,000                          5,216,981
                                                                                                         ------------------

Life & Health Insurance (1.41%)
Jefferson-Pilot Capital Trust A
8.14%, 1/15/2046 (a)                                                          1,000,000                          1,051,641
MIC Financing Trust I
8.38%, 2/ 1/2027 (a)                                                          1,000,000                          1,013,429
Prudential PLC
6.50%, 12/23/2008 (c)                                                         5,000,000                          4,829,500
                                                                                                         ------------------
                                                                                                                 6,894,570
                                                                                                         ------------------
Money Center Banks (3.81%)
BankAmerica Institutional
8.07%, 12/31/2026 (a)                                                           500,000                            527,195
BankBoston Corp
7.75%, 12/15/2026                                                             1,000,000                          1,049,873
Bankers Trust Institutional Capital Trust
7.75%, 12/ 1/2026 (a)                                                         1,000,000                          1,049,202
BCI US Funding Trust
8.01%, 7/15/2008 (a)                                                          1,000,000                          1,045,794
BT Capital Trust B
7.90%, 1/15/2027                                                              1,500,000                          1,571,745

DBS Capital Funding Corp
7.66%, 3/15/2049 (a)                                                          1,500,000                          1,612,695
HBOS Capital Funding
6.85%, 3/23/2009                                                              3,000,000                          2,954,538
Lloyds TSB Bank
6.90%, 11/22/2007 (c)                                                         7,990,000                          7,888,551
RBS Capital Trust B
6.80%, 12/ 5/2049                                                             1,000,000                            983,800
                                                                                                         ------------------
                                                                                                                18,683,393
                                                                                                         ------------------
Property & Casualty Insurance (0.22%)
Executive Risk Capital Trust
8.68%, 2/ 1/2027                                                              1,000,000                          1,058,304
                                                                                                         ------------------

Real Estate Magagement & Services (0.21%)
Socgen Real Estate Co LLC
7.64%, 12/29/2049 (a)(d)                                                      1,000,000                          1,026,590
                                                                                                         ------------------

Regional Banks (1.68%)
KeyCorp Capital II
6.88%, 3/17/2029                                                              5,000,000                          5,109,990
Union Planters Capital Trust A
8.20%, 12/15/2026                                                             3,000,000                          3,153,084
                                                                                                         ------------------
                                                                                                                 8,263,074
                                                                                                         ------------------
Reinsurance (0.21%)
RenaissanceRe Capital Trust
8.54%, 3/ 1/2027                                                              1,000,000                          1,041,160
                                                                                                         ------------------

Savings & Loans - Thrifts (2.66%)
Dime Capital Trust I
9.33%, 5/ 6/2027                                                              2,500,000                          2,695,820
Great Western Financial
8.21%, 2/ 1/2027                                                              2,131,000                          2,250,668
Washington Mutual Preferred Funding Cay
7.25%, 3/15/2011 (a)(c)                                                       8,600,000                          8,106,016
                                                                                                         ------------------
                                                                                                                13,052,504
                                                                                                         ------------------
Special Purpose Entity (2.66%)
CA Preferred Trust
7.00%, 10/30/2048                                                             7,300,000                          7,272,859
ILFC E-Capital Trust I
5.90%, 12/21/2065 (a)(c)(d)                                                   2,000,000                          1,950,752
Mangrove Bay Pass-Through Trust
6.10%, 7/15/2033 (a)                                                          4,000,000                          3,836,040
                                                                                                         ------------------
                                                                                                                13,059,651

                                                                                                         ------------------
Tools - Hand Held (1.30%)
Stanley Works Capital Trust I
5.90%, 12/ 1/2045 (a)(d)                                                      7,000,000                          6,377,462
                                                                                                         ------------------
TOTAL BONDS                                                                                           $        149,321,460
                                                                                                         ------------------
MONEY MARKET FUNDS (5.86%)
BNY Institutional Cash Reserve Fund (e)                                      28,769,000                         28,769,000
                                                                                                         ------------------
TOTAL MONEY MARKET FUNDS                                                                              $         28,769,000

                                                                                                         ------------------
Total Investments                                                                                     $        503,311,764
Liabilities in Excess of Other Assets, Net - (2.60)%                                                          (12,748,808)
                                                                                                         ------------------
TOTAL NET ASSETS - 100.00%                                                                            $        490,562,956
                                                                                                         ==================
                                                                                                         ------------------

                                                                                                         ==================

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
     Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.


(b)  Non-Income Producing Security
(c)  Security or a portion of the security was on loan at the end of the period.
(d)  Variable Rate
(e)  Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                                  $            856,426
Unrealized Depreciation                                          (20,102,277)
                                                            ------------------
Net Unrealized Appreciation (Depreciation)                       (19,245,851)
Cost for federal income tax purposes                              521,938,037


Portfolio Summary (unaudited)
------------------------------------------------------ ---- ------------------
Sector                                                                Percent
------------------------------------------------------ ---- ------------------
Financial                                                              94.17%
Utilities                                                               3.46%
Communications                                                          2.21%
Industrial                                                              1.30%
Energy                                                                  0.90%
Consumer, Non-cyclical                                                  0.40%
Government                                                              0.16%
Liabilities in Excess of Other Assets, Net                           (-2.60%)
                                                            ------------------
TOTAL NET ASSETS                                                      100.00%
                                                            ==================



Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2010 Fund
                                                                 Shares
                                                                  Held                   Value
                                                            ----------------- ----- -----------------
INVESTMENT COMPANIES (99.38%)

Principal Investors Fund, Inc. Institutional Class (99.38%)
Bond & Mortgage Securities Fund (a)                               26,478,331     $       276,963,346
Disciplined LargeCap Blend Fund (a)                                5,697,420              87,626,327
International Growth Fund (a)                                      3,259,577              42,961,219
LargeCap Growth Fund (a)                                           4,666,612              36,212,911
LargeCap Value Fund (a)                                            2,083,791              25,651,464
Partners LargeCap Growth Fund II (a)                               3,915,310              33,710,822
Partners LargeCap Value Fund (a)                                   3,214,677              46,741,408
Preferred Securities Fund (a)                                      7,447,447              77,006,598
Real Estate Securities Fund (a)                                    2,911,014              68,467,054
SmallCap S&P 600 Index Fund (a)                                    2,069,518              38,741,380
Ultra Short Bond Fund (a)                                          7,703,049              77,415,638
                                                                                    -----------------
                                                                                         811,498,167
                                                                                    -----------------
TOTAL INVESTMENT COMPANIES                                                       $       811,498,167
                                                                                    -----------------
Total Investments                                                                $       811,498,167
Other Assets in Excess of Liabilities, Net - 0.62%                                         5,055,923
                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                       $       816,554,090
                                                                                    =================
                                                                                    -----------------

                                                                                    =================

(a)               Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                        $        73,113,978
Unrealized Depreciation                               (10,785,992)
                                                  -----------------
Net Unrealized Appreciation (Depreciation)              62,327,986
Cost for federal income tax purposes                   749,170,181


Portfolio Summary (unaudited)
------------------------------------------- ----- -----------------
Fund Type                                                  Percent
------------------------------------------- ----- -----------------
Fixed Income Funds                                          52.83%
Domestic Equity Funds                                       41.29%
International Equity Funds                                   5.26%
Other Assets in Excess of Liabilities, Net                   0.62%
                                                  -----------------
TOTAL NET ASSETS                                           100.00%
                                                  =================

Affiliated Securities (on a U.S. federal tax basis)

                              October 31, 2005              Purchases                  Sales                      April 30, 2006
                        --------------------------  ------------------------- --------------------------   -------------------------
                         Shares           Cost       Shares          Cost      Shares         Proceeds      Shares          Cost
                        ----------      ----------  ---------      ---------- ---------      -----------   ---------     -----------
Bond & Mortgage         19,435,261   $  209,346,982 7,132,940   $  75,679,602   89,870    $     961,593    26,478,331 $  284,064,991
Securities Fund

Disciplined LargeCap    4,448,198       59,126,355  1,267,141      18,982,300   17,919          267,109    5,697,420      77,841,576
Blend Fund

International Growth    2,875,036       24,828,090  1,028,273      12,073,242  643,732        8,133,556    3,259,577      29,185,376
Fund

LargeCap Growth Fund    3,751,639       23,276,642   929,215       7,005,764    14,242          106,844    4,666,612      30,175,613

LargeCap Value Fund     1,613,031       16,544,957   477,135       5,629,636     6,375           74,791    2,083,791      22,099,833

Money Market Fund       57,389,778      57,389,778  8,678,927      8,678,927  66,068,705     66,068,705           -                -

Partners LargeCap       3,079,410       22,995,671   848,408       7,289,140    12,508          106,844    3,915,310      30,177,970
Growth Fund II

Partners LargeCap       2,442,562       29,118,884   782,167       10,855,996   10,052          138,897    3,214,677      39,835,983
Value Fund

Preferred Securities    5,106,444       55,634,143  2,366,142      25,110,453   25,139          267,110    7,447,447      80,477,486
Fund

Real Estate             2,472,312       38,112,477   721,981       15,974,108  283,279        6,213,687    2,911,014      47,970,174
Securities Fund

SmallCap S&P 600        1,630,056       22,199,920   445,649       7,838,626     6,187          106,844    2,069,518      29,931,720
Index Fund

Ultra Short Bond Fund           -               -   7,709,896      77,478,276    6,847           68,816    7,703,049      77,409,459

                                        ----------                 ----------                -----------                 -----------
                                     $  558,573,899             $  272,596,070            $  82,514,796               $  749,170,181
                                        ==========                 ==========                ===========                 ===========


                            Income Distribution from         Realized Gain/Loss            Realized Gain/Loss
                                                                                                  from
                                Other Investment               on Investments               Other Investment
                                    Companies                                                  Companies
                            --------------------------     ------------------------      -----------------------
Bond & Mortgage          $                  5,234,960   $                        -    $                       -
Securities Fund

Disciplined LargeCap                        1,453,293                           30                      103,225
Blend Fund

International Growth                        1,858,607                      417,600                    1,501,744
Fund
LargeCap Growth Fund                           35,451                           51                            -
LargeCap Value Fund                           521,982                           31                      228,435
Money Market Fund                             629,923                            -                            -
Partners LargeCap                             180,079                            3                      138,748
Growth Fund II

Partners LargeCap                             538,676                            -                    1,255,916
Value Fund
Preferred Securities                        1,684,672                            -                            -
Fund
Real Estate                                   602,256                       97,276                    1,431,228
Securities Fund
SmallCap S&P 600                              442,721                           18                      425,592
Index Fund
Ultra Short Bond Fund                         791,796                            -                            -
                            --------------------------     ------------------------      -----------------------
                         $                 13,974,416   $                  515,009    $               5,084,888
                            ==========================     ========================      =======================


Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2020 Fund
                                                                      Shares
                                                                       Held                   Value
                                                                 ----------------- ----- -----------------
INVESTMENT COMPANIES (99.61%)

Principal Investors Fund, Inc. Institutional Class (99.61%)
Bond & Mortgage Securities Fund (a)                                    34,697,594     $       362,936,829
Disciplined LargeCap Blend Fund (a)                                    16,064,506             247,072,099
International Growth Fund (a)                                          10,928,481             144,037,375
LargeCap Growth Fund (a)                                               11,650,792              90,410,143
LargeCap Value Fund (a)                                                 5,170,588              63,649,934
Partners LargeCap Growth Fund II (a)                                    9,826,564              84,606,715
Partners LargeCap Value Fund (a)                                        7,680,568             111,675,460
Partners SmallCap Growth Fund III (a)                                   1,893,537              24,559,180
Preferred Securities Fund (a)                                          13,809,265             142,787,795
Real Estate Securities Fund (a)                                         5,518,223             129,788,610
SmallCap S&P 600 Index Fund (a)                                         1,891,182              35,402,933
SmallCap Value Fund (a)                                                 1,267,817              24,063,162
                                                                                         -----------------
                                                                                            1,460,990,235
                                                                                         -----------------
TOTAL INVESTMENT COMPANIES                                                            $     1,460,990,235
                                                                                         -----------------
Total Investments                                                                     $     1,460,990,235
Other Assets in Excess of Liabilities, Net - 0.39%                                              5,743,528
                                                                                         -----------------
TOTAL NET ASSETS - 100.00%                                                            $     1,466,733,763
                                                                                         =================
                                                                                         -----------------

                                                                                         =================

(a)               Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $       152,146,178
Unrealized Depreciation                                (16,055,772)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)              136,090,406
Cost for federal income tax purposes                  1,324,899,829


Portfolio Summary (unaudited)
-------------------------------------------- ----- -----------------
Fund Type                                                   Percent
-------------------------------------------- ----- -----------------
Domestic Equity Funds                                        55.31%
Fixed Income Funds                                           34.48%
International Equity Funds                                    9.82%
Other Assets in Excess of Liabilities, Net                    0.39%
                                                   -----------------
TOTAL NET ASSETS                                            100.00%
                                                   =================

Affiliated Securities (on a U.S. federal tax basis)

                              October 31, 2005            Purchases                   Sales                    April 30, 2006
                        ------------------------   ---------------------------  ------------------------ -------------------------
                         Shares         Cost        Shares            Cost       Shares       Proceeds    Shares         Cost
                        ----------    ----------   ---------        ----------  ---------    ----------- ---------    ------------
Bond & Mortgage         23,407,686 $  252,408,477  11,315,388    $  120,075,757   25,480  $     271,982  34,697,594$  372,212,252
Securities Fund

Disciplined LargeCap    11,604,131    155,291,275  4,471,907        67,011,797    11,532        171,247  16,064,506   222,131,928
Blend Fund

International Growth    8,382,718     78,418,677   3,660,356        43,135,426  1,114,593    14,090,660  10,928,481   107,934,085
Fund

LargeCap Growth Fund    8,828,273     55,376,313   2,830,374        21,363,690     7,855         57,921  11,650,792    76,682,105

LargeCap Value Fund     3,770,672     39,289,228   1,403,374        16,565,577     3,458         40,293  5,170,588     55,814,512

Partners LargeCap       7,267,915     55,146,705   2,565,442        22,033,709     6,793         57,923  9,826,564     77,122,599
Growth Fund II

Partners LargeCap       5,398,603     65,269,034   2,287,458        31,754,769     5,493         75,550  7,680,568     96,948,269
Value Fund

Partners SmallCap       1,379,501     14,123,951    515,342         6,310,807      1,306         15,111  1,893,537     20,419,665
Growth Fund III

Preferred Securities    9,206,584     100,377,052  4,612,619        48,936,575     9,938        105,771  13,809,265   149,207,856
Fund

Real Estate             4,264,687     69,939,930   1,576,622        34,979,252   323,086      7,085,624  5,518,223     97,883,245
Securities Fund

SmallCap S&P 600        1,428,371     20,055,668    464,004         8,162,653      1,193         20,148  1,891,182     28,198,174
Index Fund

SmallCap Value Fund       883,364     13,519,397    385,333         6,840,846        880         15,109  1,267,817     20,345,139

                                      ----------                    ----------               -----------              ------------
                                   $  919,215,707                $  427,170,858           $  22,007,339            $  1,324,899,829
                                      ==========                    ==========               ===========              ============


                        Income Distribution from               Realized Gain/Loss                 Realized Gain/Loss
                                                                                                         from
                            Other Investment                     on Investments                    Other Investment
                                Companies                                                             Companies
                        --------------------------           ------------------------           -----------------------
Bond & Mortgage      $                  6,604,501         $                        -         $                       -
Securities Fund

Disciplined LargeCap                    3,828,053                                103                           270,655
Blend Fund

International Growth                    5,440,362                            470,642                         4,388,134
Fund
LargeCap Growth Fund                       84,263                                 23                                 -
LargeCap Value Fund                     1,227,568                                  -                           534,929
Partners LargeCap                         426,258                                108                           328,023
Growth Fund II

Partners LargeCap                       1,208,820                                 16                         2,790,174
Value Fund
Partners SmallCap                         759,507                                 18                               145
Growth Fund III

Preferred Securities                    3,078,489                                  -                                 -
Fund
Real Estate                             1,047,797                             49,687                         2,474,909
Securities Fund
SmallCap S&P 600                          388,666                                  1                           372,447
Index Fund
SmallCap Value Fund                     1,001,244                                  5                           288,446
                        --------------------------           ------------------------           -----------------------
                     $                 25,095,528         $                  520,603         $              11,447,862
                        ==========================           ========================           =======================


Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2030 Fund
                                                              Shares
                                                               Held                   Value
                                                           --------------- ----- -----------------
INVESTMENT COMPANIES (99.58%)

Principal Investors Fund, Inc. Institutional Class (99.58%)
Bond & Mortgage Securities Fund (a)                            20,737,779     $       216,917,173
Disciplined LargeCap Blend Fund (a)                            14,977,451             230,353,193
International Growth Fund (a)                                  11,934,353             157,294,778
LargeCap Growth Fund (a)                                       11,420,157              88,620,414
LargeCap Value Fund (a)                                         5,172,135              63,668,985
Partners LargeCap Growth Fund II (a)                            9,633,456              82,944,056
Partners LargeCap Value Fund (a)                                7,840,923             114,007,017
Partners SmallCap Growth Fund III (a)                           2,053,316              26,631,511
Preferred Securities Fund (a)                                   7,310,300              75,588,497
Real Estate Securities Fund (a)                                 3,762,262              88,488,391
SmallCap S&P 600 Index Fund (a)                                 1,893,323              35,443,013
SmallCap Value Fund (a)                                         1,377,898              26,152,511
                                                                                 -----------------
                                                                                    1,206,109,539
                                                                                 -----------------
TOTAL INVESTMENT COMPANIES                                                    $     1,206,109,539
                                                                                 -----------------
Total Investments                                                             $     1,206,109,539
Other Assets in Excess of Liabilities, Net - 0.42%                                      5,113,706
                                                                                 -----------------
TOTAL NET ASSETS - 100.00%                                                    $     1,211,223,245
                                                                                 =================
                                                                                 -----------------

                                                                                 =================

(a)               Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                   $       149,046,670
Unrealized Depreciation                           (8,853,238)
                                             -----------------
Net Unrealized Appreciation (Depreciation)        140,193,432
Cost for federal income tax purposes            1,065,916,107


Portfolio Summary (unaudited)
-------------------------------------------- -----------------
Fund Type                                             Percent
-------------------------------------------- -----------------
Domestic Equity Funds                                  62.44%
Fixed Income Funds                                     24.15%
International Equity Funds                             12.99%
Other Assets in Excess of Liabilities, Net              0.42%
                                             -----------------
TOTAL NET ASSETS                                      100.00%
                                             =================

Affiliated Securities (on a U.S. federal tax basis)

                              October 31, 2005           Purchases                   Sales                      April 30, 2006
                        ------------------------   -----------------------  ------------------------   -----------------------------
                         Shares         Cost        Shares        Cost       Shares       Proceeds      Shares              Cost
                        ----------    ----------   ---------    ----------  ---------    -----------   ---------         -----------
Bond & Mortgage         14,256,434 $  153,499,887  6,481,345 $  68,911,228         -  $           -    20,737,779     $  222,411,115
Securities Fund

Disciplined LargeCap    10,781,780    143,142,365  4,195,671    62,757,643         -              -    14,977,451        205,900,008
Blend Fund

International Growth    8,329,709     76,252,298   3,604,644    42,427,005         -              -    11,934,353        118,679,303
Fund

LargeCap Growth Fund    8,422,339     52,089,696   2,997,818    22,556,330         -              -    11,420,157         74,646,026

LargeCap Value Fund     3,643,919     37,333,574   1,528,216    18,014,782         -              -    5,172,135          55,348,356

Partners LargeCap       6,925,375     51,926,059   2,708,081    23,207,622         -              -    9,633,456          75,133,681
Growth Fund II

Partners LargeCap       5,476,517     65,368,174   2,364,406    32,790,191         -              -    7,840,923          98,158,365
Value Fund

Partners SmallCap       1,477,158     15,076,043    576,158     7,026,548          -              -    2,053,316          22,102,591
Growth Fund III

Preferred Securities    3,993,792     43,448,846   3,316,508    35,220,134         -              -    7,310,300          78,668,980
Fund

Real Estate             3,205,554     52,271,121   1,103,654    24,366,586   546,946     12,000,000    3,762,262          64,938,636
Securities Fund

SmallCap S&P 600        1,408,193     19,560,669    485,130     8,511,385          -              -    1,893,323          28,072,054
Index Fund

SmallCap Value Fund       949,231     14,249,592    428,667     7,607,400          -              -    1,377,898          21,856,992

                                      ----------                ----------               -----------                    ------------
                                   $  724,218,324            $  353,396,854           $  12,000,000                   $1,065,916,107
                                      ==========                ==========               ===========                    ============

                                   Income Distribution from        Realized Gain/Loss            Realized Gain/Loss
                                                                                                        from
                                       Other Investment              on Investments               Other Investment
                                           Companies                                                 Companies
                                   --------------------------    ------------------------      -----------------------
Bond & Mortgage                 $                  4,072,399  $                        -    $                       -
Securities Fund

Disciplined LargeCap                               3,604,135                           -                      255,129
Blend Fund

International Growth                               5,466,092                           -                    4,411,809
Fund
LargeCap Growth Fund                                  81,949                           -                            -
LargeCap Value Fund                                1,212,261                           -                      527,970
Partners LargeCap                                    414,375                           -                      318,866
Growth Fund II

Partners LargeCap                                  1,242,167                           -                    2,873,813
Value Fund
Partners SmallCap                                    826,561                           -                          158
Growth Fund III

Preferred Securities                               1,520,730                           -                            -
Fund
Real Estate                                          791,321                     300,929                    1,875,861
Securities Fund
SmallCap S&P 600                                     388,831                           -                      372,766
Index Fund
SmallCap Value Fund                                1,092,720                           -                      314,849
                                   --------------------------    ------------------------      -----------------------
                                $                 20,713,541  $                  300,929    $              10,951,221
                                   ==========================    ========================      =======================



Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2040 Fund
                                                                  Shares
                                                                   Held                   Value

                                                             ----------------- ----- -----------------
INVESTMENT COMPANIES (99.59%)

Principal Investors Fund, Inc. Institutional Class (99.59%)
Bond & Mortgage Securities Fund (a)                                 6,897,876     $        72,151,782
Disciplined LargeCap Blend Fund (a)                                 7,457,731             114,699,910
International Growth Fund (a)                                       5,124,298              67,538,249
LargeCap Growth Fund (a)                                            5,953,029              46,195,508
LargeCap Value Fund (a)                                             2,711,271              33,375,741
Partners LargeCap Growth Fund II (a)                                5,009,073              43,128,119
Partners LargeCap Value Fund (a)                                    4,047,433              58,849,678
Partners SmallCap Growth Fund III (a)                               1,119,788              14,523,657
Preferred Securities Fund (a)                                       2,116,843              21,888,156
Real Estate Securities Fund (a)                                     1,048,705              24,665,546
SmallCap S&P 600 Index Fund (a)                                     1,045,937              19,579,940
SmallCap Value Fund (a)                                               749,875              14,232,635
                                                                                     -----------------
                                                                                          530,828,921
                                                                                     -----------------
TOTAL INVESTMENT COMPANIES                                                        $       530,828,921
                                                                                     -----------------
Total Investments                                                                 $       530,828,921
Other Assets in Excess of Liabilities, Net - 0.41%                                          2,163,373
                                                                                     -----------------
TOTAL NET ASSETS - 100.00%                                                        $       532,992,294
                                                                                     =================
                                                                                     -----------------

                                                                                     =================

(a)               Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                      $        62,629,006
Unrealized Depreciation                              (2,690,119)
                                                -----------------
Net Unrealized Appreciation (Depreciation)            59,938,887
Cost for federal income tax purposes                 470,890,034


Portfolio Summary (unaudited)
----------------------------------------------- -----------------
Fund Type                                                Percent
----------------------------------------------- -----------------
Domestic Equity Funds                                     69.28%
Fixed Income Funds                                        17.64%
International Equity Funds                                12.67%
Other Assets in Excess of Liabilities, Net                 0.41%
                                                -----------------
TOTAL NET ASSETS                                         100.00%
                                                =================

Affiliated Securities (on a U.S. federal tax basis)

                              October 31, 2005          Purchases                Sales                   April 30, 2006
                        ------------------------  ------------------------------------------------  -------------------------
                         Shares         Cost       Shares        Cost       Shares     Proceeds     Shares         Cost
                        ----------    ----------  ---------    ----------  --------   -----------  ---------    ------------
Bond & Mortgage         4,241,001  $  45,664,605  2,681,608 $  28,409,104    24,733$     263,799   6,897,876 $   73,809,910
Securities Fund

Disciplined LargeCap    5,232,370     70,022,578  2,252,298    33,757,438    26,937      405,120   7,457,731    103,374,896
Blend Fund

International Growth    3,772,657     35,236,561  1,884,389    22,248,480   532,748    6,726,114   5,124,298     50,961,056
Fund

LargeCap Growth Fund    4,249,714     26,759,287  1,725,156    13,022,864    21,841      164,874   5,953,029     39,617,422

LargeCap Value Fund     1,831,464     19,213,943   890,075     10,514,764    10,268      122,478   2,711,271     29,606,311

Partners LargeCap       3,474,832     26,461,535  1,553,428    13,344,972    19,187      164,875   5,009,073     39,641,632
Growth Fund II

Partners LargeCap       2,739,859     33,631,127  1,322,412    18,362,873    14,838      207,270   4,047,433     51,786,737
Value Fund

Partners SmallCap         785,486     8,044,250    337,944     4,142,477      3,642       47,107   1,119,788     12,139,775
Growth Fund III

Preferred Securities    1,172,026     12,773,415   952,732     10,117,970     7,915       84,792   2,116,843     22,806,593
Fund

Real Estate               856,328     14,582,321   332,804     7,383,202    140,427    3,084,792   1,048,705     18,941,490
Securities Fund

SmallCap S&P 600          732,292     10,507,325   317,335     5,588,848      3,690       65,950   1,045,937     16,030,223
Index Fund

SmallCap Value Fund       502,238     7,776,069    250,256     4,445,027      2,619       47,107    749,875      12,173,989

                                      ----------               ----------             -----------               ------------
                                   $  310,673,016           $  171,338,019         $  11,384,278             $  470,890,034
                                      ==========               ==========             ===========               ============

                                   Income Distribution from          Realized Gain/Loss                 Realized Gain/Loss
                                                                                                               from
                                       Other Investment                on Investments                    Other Investment
                                           Companies                                                        Companies
                                   --------------------------      ------------------------           -----------------------
Bond & Mortgage                 $                  1,242,930    $                        -         $                       -
Securities Fund

Disciplined LargeCap                               1,738,676                             -                           122,076
Blend Fund

International Growth                               2,464,679                       202,129                         1,981,000
Fund
LargeCap Growth Fund                                  41,655                           145                                 -
LargeCap Value Fund                                  609,243                            82                           262,337
Partners LargeCap                                    205,845                             -                           157,917
Growth Fund II

Partners LargeCap                                    624,845                             7                         1,418,793
Value Fund
Partners SmallCap                                    433,477                           155                                83
Growth Fund III

Preferred Securities                                 441,920                             -                                 -
Fund
Real Estate                                          211,631                        60,759                           495,520
Securities Fund
SmallCap S&P 600                                     203,547                             -                           192,818
Index Fund
SmallCap Value Fund                                  571,694                             -                           164,416
                                   --------------------------      ------------------------           -----------------------
                                $                  8,790,142    $                  263,277         $               4,794,960
                                   ==========================      ========================           =======================



Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime 2050 Fund
                                                                 Shares
                                                                  Held                   Value
                                                            ----------------- ----- -----------------
INVESTMENT COMPANIES (99.67%)

Principal Investors Fund, Inc. Institutional Class (99.67%)
Bond & Mortgage Securities Fund (a)                                1,803,588     $        18,865,531
Disciplined LargeCap Blend Fund (a)                                4,149,618              63,821,118
International Growth Fund (a)                                      3,107,221              40,953,167
LargeCap Growth Fund (a)                                           3,152,331              24,462,085
LargeCap Value Fund (a)                                            1,384,760              17,046,398
Partners LargeCap Growth Fund II (a)                               2,665,045              22,946,040
Partners LargeCap Value Fund (a)                                   2,199,578              31,981,861
Partners SmallCap Growth Fund III (a)                                646,113               8,380,091
Preferred Securities Fund (a)                                        624,461               6,456,925
Real Estate Securities Fund (a)                                      226,363               5,324,067
SmallCap S&P 600 Index Fund (a)                                      576,351              10,789,286
SmallCap Value Fund (a)                                              433,652               8,230,717
                                                                                    -----------------
                                                                                         259,257,286
                                                                                    -----------------
TOTAL INVESTMENT COMPANIES                                                       $       259,257,286
                                                                                    -----------------
Total Investments                                                                $       259,257,286
Other Assets in Excess of Liabilities, Net - 0.33%                                           861,216
                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                       $       260,118,502
                                                                                    =================
                                                                                    -----------------

                                                                                    =================

(a) Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $        31,307,025
Unrealized Depreciation                                       (734,599)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                   30,572,426

Cost for federal income tax purposes                        228,684,860


Portfolio Summary (unaudited)
------------------------------------------- ------ -----------------
Fund Type                                                   Percent
------------------------------------------- ------ -----------------
Domestic Equity Funds                                        74.19%
International Equity Funds                                   15.74%
Fixed Income Funds                                            9.74%
Other Assets in Excess of Liabilities, Net                    0.33%
                                                   -----------------
TOTAL NET ASSETS                                            100.00%
                                                   =================

Affiliated Securities (on a U.S. federal tax basis)

                              October 31, 2005           Purchases                     Sales                April 30, 2006
                        ------------------------- --------------------------- ------------------------  -------------------------
                         Shares          Cost      Shares            Cost      Shares       Proceeds     Shares         Cost
                        ----------     ---------- ---------        ---------- ---------    -----------  ---------    ------------
Bond & Mortgage           964,170   $  10,400,718  854,849      $  9,037,011    15,431  $     164,900   1,803,588 $   19,272,829
Securities Fund

Disciplined LargeCap    2,721,980      36,577,902 1,468,066        22,015,233   40,428        600,704   4,149,618     57,992,437
Blend Fund

International Growth    2,147,517      20,416,379 1,225,743        14,533,221  266,039      3,341,577   3,107,221     31,652,467
Fund

LargeCap Growth Fund    2,142,827      13,546,588 1,039,462        7,853,800    29,958        223,792   3,152,331     21,176,723

LargeCap Value Fund       907,378      9,507,254   490,417         5,797,152    13,035        153,121   1,384,760     15,151,330

Partners LargeCap       1,757,804      13,393,414  933,517         8,020,513    26,276        223,792   2,665,045     21,190,187
Growth Fund II

Partners LargeCap       1,402,590      17,210,688  818,290         11,375,993   21,302        294,462   2,199,578     28,292,219
Value Fund

Partners SmallCap         430,595      4,425,560   221,240         2,716,410     5,722         70,671    646,113       7,071,391
Growth Fund III

Preferred Securities      329,286      3,593,601   301,795         3,200,257     6,620         70,670    624,461       6,723,200
Fund
Real Estate               174,978      2,950,200    80,869         1,796,151    29,484        647,115    226,363       4,109,606
Securities Fund
SmallCap S&P 600          382,822      5,534,986   198,925         3,509,454     5,396         94,227    576,351       8,950,250
Index Fund
SmallCap Value Fund       275,621      4,286,707   162,015         2,886,185     3,984         70,671    433,652       7,102,221
                                       ----------                  ----------              -----------               ------------
                                    $  141,843,997              $  92,741,380           $   5,955,702             $  228,684,860
                                       ==========                  ==========              ===========               ============



                                   Income Distribution from               Realized Gain/Loss                 Realized Gain/Loss
                                                                                                                    from
                                       Other Investment                     on Investments                    Other Investment
                                           Companies                                                             Companies
                                   --------------------------           ------------------------           -----------------------
Bond & Mortgage                 $                    297,889         $                        -         $                       -
Securities Fund

Disciplined LargeCap                                 926,070                                  6                            65,132
Blend Fund

International Growth                               1,428,579                             44,444                         1,149,801
Fund
LargeCap Growth Fund                                  21,317                                127                                 -
LargeCap Value Fund                                  305,764                                 45                           132,321
Partners LargeCap                                    106,356                                 52                            81,675
Growth Fund II

Partners LargeCap                                    326,071                                  -                           744,025
Value Fund
Partners SmallCap                                    242,948                                 92                                46
Growth Fund III

Preferred Securities                                 126,842                                 12                                 -
Fund
Real Estate                                           43,943                             10,370                           103,264
Securities Fund
SmallCap S&P 600                                     108,490                                 37                           103,077
Index Fund
SmallCap Value Fund                                  320,535                                  -                            92,235
                                   --------------------------           ------------------------           -----------------------
                                $                  4,254,804         $                   55,185         $               2,471,576
                                   ==========================           ========================           =======================



Schedule of Investments
April 30, 2006 (unaudited)
Principal LifeTime Strategic Income Fund
                                                                    Shares
                                                                     Held                   Value
                                                               ----------------- ----- -----------------
INVESTMENT COMPANIES (100.24%)

Principal Investors Fund, Inc. Institutional Class (100.24%)
Bond & Mortgage Securities Fund (a)                                  12,663,774     $       132,463,077
Disciplined LargeCap Blend Fund (a)                                   1,320,761              20,313,306
International Growth Fund (a)                                         1,032,106              13,603,156
LargeCap Growth Fund (a)                                              1,109,591               8,610,426
LargeCap Value Fund (a)                                                 490,896               6,042,926
Partners LargeCap Growth Fund II (a)                                    902,806               7,773,156
Partners LargeCap Value Fund (a)                                        748,760              10,886,972
Preferred Securities Fund (a)                                         3,635,249              37,588,479
Real Estate Securities Fund (a)                                         999,547              23,509,343
SmallCap S&P 600 Index Fund (a)                                         429,580               8,041,733
Ultra Short Bond Fund (a)                                             8,196,973              82,379,576
                                                                                       -----------------
                                                                                            351,212,150
                                                                                       -----------------
TOTAL INVESTMENT COMPANIES                                                          $       351,212,150
                                                                                       -----------------
Total Investments                                                                   $       351,212,150
Liabilities in Excess of Other Assets, Net - (0.24)%                                          (834,551)
                                                                                       -----------------
TOTAL NET ASSETS - 100.00%                                                          $       350,377,599
                                                                                       =================
                                                                                       -----------------

                                                                                       =================

(a)               Affiliated Security

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                         $        21,001,059
Unrealized Depreciation                                 (5,455,286)
                                                   -----------------
Net Unrealized Appreciation (Depreciation)               15,545,773
Cost for federal income tax purposes                    335,666,377


Portfolio Summary (unaudited)
------------------------------------------- ------ -----------------
Fund Type                                                   Percent
------------------------------------------- ------ -----------------
Fixed Income Funds                                           72.05%
Domestic Equity Funds                                        24.31%
International Equity Funds                                    3.88%
Liabilities in Excess of Other Assets, Net                 (-0.24%)
                                                   -----------------
TOTAL NET ASSETS                                            100.00%
                                                   =================

Affiliated Securities (on a U.S. federal tax basis)

                              October 31, 2005             Purchases                   Sales                 April 30, 2006
                        ------------------------   ------------------------   --------------------------- --------------------------
                         Shares         Cost        Shares         Cost        Shares          Proceeds    Shares          Cost
                        ----------    ----------   ---------     ----------   ---------       ----------- ---------     ------------
Bond & Mortgage         9,748,138  $  105,151,433  4,308,249  $  45,726,967   1,392,613    $  14,813,713  12,663,774 $  136,064,992
Securities Fund

Disciplined LargeCap    1,053,752     14,018,503    407,373      6,120,942     140,364         2,089,114  1,320,761      18,055,517
Blend Fund

International Growth      942,515     8,406,137     399,818      4,755,600     310,227         3,829,435  1,032,106       9,440,939
Fund
LargeCap Growth Fund      912,549     5,560,139     311,566      2,363,221     114,524           854,638  1,109,591       7,070,856
LargeCap Value Fund       386,102     3,942,799     156,481      1,852,664      51,687           607,742   490,896        5,188,661
Money Market Fund       65,109,025    65,109,025   10,732,619    10,732,619   75,841,644      75,841,644         -                -

Partners LargeCap         720,582     5,321,240     281,993      2,429,218      99,769           854,637   902,806        6,897,322
Growth Fund II

Partners LargeCap         580,056     6,888,820     248,395      3,457,969      79,691         1,101,533   748,760        9,245,783
Value Fund
Preferred Securities    2,719,889     29,688,194   1,307,695     13,843,596    392,335         4,178,227  3,635,249      39,357,710
Fund

Real Estate               857,270     12,704,880    314,072      6,977,664     171,795         3,779,032   999,547       15,903,859
Securities Fund

SmallCap S&P 600          344,490     4,544,094     128,451      2,275,456      43,361           759,677   429,580        6,061,291
Index Fund
Ultra Short Bond Fund           -             -    8,852,432     88,966,811    655,459         6,587,364  8,196,973      82,379,447

                                      ----------                 ----------                   -----------               ------------
                                   $  261,335,264             $  189,502,727               $  115,296,756            $  335,666,377
                                      ==========                 ==========                   ===========               ============


                                   Income Distribution from               Realized Gain/Loss                 Realized Gain/Loss
                                                                                                                    from
                                       Other Investment                     on Investments                    Other Investment
                                           Companies                                                             Companies
                                   --------------------------           ------------------------           -----------------------
Bond & Mortgage                 $                  2,532,603         $                      305         $                       -
Securities Fund

Disciplined LargeCap                                 340,391                              5,186                            24,395
Blend Fund

International Growth                                 603,185                            108,637                           489,406
Fund
LargeCap Growth Fund                                   8,430                              2,134                                 -
LargeCap Value Fund                                  123,526                                940                            54,620
Money Market Fund                                    627,882                                  -                                 -
Partners LargeCap                                     41,984                              1,501                            32,443
Growth Fund II

Partners LargeCap                                    125,204                                527                           297,702
Value Fund
Preferred Securities                                 831,283                              4,147                                 -
Fund
Real Estate                                          204,670                                347                           493,552
Securities Fund
SmallCap S&P 600                                      92,497                              1,418                            89,811
Index Fund
Ultra Short Bond Fund                                930,468                                  -                                 -
                                   --------------------------           ------------------------           -----------------------
                                $                  6,462,123         $                  125,142         $               1,481,929
                                   ==========================           ========================           =======================



Schedule of Investments
April 30, 2006 (unaudited)
Real Estate Securities Fund
                                                                 Shares
                                                                  Held                   Value
                                                             ---------------- ----- -----------------
COMMON STOCKS (99.08%)
Hotels & Motels (2.55%)
Starwood Hotels & Resorts Worldwide Inc (a)                          452,227     $        25,948,785
                                                                                    -----------------

Publicly Traded Investment Fund (2.66%)
iShares Cohen & Steers Realty Majors Index Fund (a)                  328,500              27,097,965
                                                                                    -----------------

Real Estate Operator & Developer (2.52%)
Brookfield Properties Corp (a)                                       798,650              25,636,665
                                                                                    -----------------

REITS - Apartments (25.32%)
Archstone-Smith Trust                                              1,272,609              62,205,128
AvalonBay Communities Inc (a)                                        621,300              66,914,010
BRE Properties Inc (a)                                               438,456              23,624,009
Camden Property Trust                                                328,186              22,556,224
Equity Residential (a)                                               992,800              44,546,936
Essex Property Trust Inc (a)                                         243,517              26,567,705
Mid-America Apartment Communities Inc (a)                             57,400               3,042,200
United Dominion Realty Trust Inc (a)                                 314,715               8,557,101
                                                                                    -----------------
                                                                                         258,013,313
                                                                                    -----------------
REITS - Diversified (4.51%)
Vornado Realty Trust (a)                                             480,505              45,955,498
                                                                                    -----------------

REITS - Healthcare (2.70%)
Ventas Inc (a)                                                       840,724              27,466,453
                                                                                    -----------------

REITS - Hotels (7.50%)
Host Hotels & Resorts Inc (a)                                      1,761,293              37,022,379
LaSalle Hotel Properties                                             541,648              23,686,267
Sunstone Hotel Investors Inc (a)                                     545,873              15,688,390
                                                                                    -----------------
                                                                                          76,397,036
                                                                                    -----------------
REITS - Office Property (17.25%)
Alexandria Real Estate Equities Inc (a)                               81,064               7,344,398
BioMed Realty Trust Inc (a)                                          617,374              17,088,912
Boston Properties Inc (a)                                            535,731              47,288,975
Corporate Office Properties Trust SBI MD (a)                         471,931              19,585,137
Kilroy Realty Corp (a)                                               364,861              26,021,887
Reckson Associates Realty Corp (a)                                    80,800               3,286,944
SL Green Realty Corp (a)                                             557,045              55,147,455
                                                                                    -----------------
                                                                                         175,763,708
                                                                                    -----------------
REITS - Regional Malls (10.38%)
General Growth Properties Inc                                        776,798              36,470,666
Macerich Co/The (a)                                                   81,300               5,952,786
Simon Property Group Inc (a)                                         756,228              61,919,949
Taubman Centers Inc (a)                                               34,695               1,427,352
                                                                                    -----------------
                                                                                         105,770,753
                                                                                    -----------------
REITS - Shopping Centers (12.65%)
Acadia Realty Trust (a)                                              309,229               6,979,298
Developers Diversified Realty Corp (a)                               526,719              28,021,451
Federal Realty Invs Trust (a)                                        193,446              13,198,821
Kimco Realty Corp                                                  1,270,200              47,162,526
Pan Pacific Retail Properties Inc                                    253,569              16,897,838

Regency Centers Corp (a)                                             187,800              11,848,302
Tanger Factory Outlet Centers Inc                                    147,282               4,827,904
                                                                                    -----------------
                                                                                         128,936,140
                                                                                    -----------------
REITS - Storage (3.85%)
Public Storage Inc (a)                                               510,200              39,224,176
                                                                                    -----------------

REITS - Warehouse & Industrial (7.19%)
AMB Property Corp                                                    465,735              23,282,093
EastGroup Properties Inc (a)                                         123,346               5,509,866
Prologis                                                             885,350              44,462,277
                                                                                    -----------------
                                                                                          73,254,236
                                                                                    -----------------
TOTAL COMMON STOCKS                                                              $     1,009,464,728
                                                                                    -----------------
                                                               Principal
                                                                 Amount                  Value
                                                             ---------------- ----- -----------------
SHORT TERM INVESTMENTS (1.02%)
Commercial Paper (1.02%)
Investment in Joint Trading Account; Federal Home Loan Bank
4.65%, 5/ 1/2006                                                  10,391,770              10,391,770
                                                                                    -----------------
TOTAL SHORT TERM INVESTMENTS                                                     $        10,391,770
                                                                                    -----------------
MONEY MARKET FUNDS (16.15%)
BNY Institutional Cash Reserve Fund (b)                          164,502,000             164,502,000
                                                                                    -----------------
TOTAL MONEY MARKET FUNDS                                                         $       164,502,000
                                                                                    -----------------
Total Investments                                                                $     1,184,358,498
Liabilities in Excess of Other Assets, Net - (16.25)%                                  (165,574,731)
                                                                                    -----------------
TOTAL NET ASSETS - 100.00%                                                       $     1,018,783,767
                                                                                    =================
                                                                                    -----------------

                                                                                    =================

(a)               Security or a portion of the security was on loan at the end of the period.
(b)               Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
Unrealized Appreciation                             $       271,834,847
Unrealized Depreciation                                     (2,201,100)
                                                       -----------------
Net Unrealized Appreciation (Depreciation)                  269,633,747
Cost for federal income tax purposes                        914,724,751


Portfolio Summary (unaudited)
------------------------------------------- ---- ----- -----------------
REIT                                                            Percent

------------------------------------------- ---- ----- -----------------
REITS - Apartments                                               25.32%
REITS - Office Property                                          17.25%
Money Center Banks                                               16.15%
REITS - Shopping Centers                                         12.65%
REITS - Regional Malls                                           10.38%
REITS - Hotels                                                    7.50%
REITS - Warehouse & Industrial                                    7.19%
REITS - Diversified                                               4.51%
REITS - Storage                                                   3.85%
REITS - Healthcare                                                2.70%
Publicly Traded Investment Fund                                   2.66%
Hotels & Motels                                                   2.55%
Real Estate Operator & Developer                                  2.52%
Sovereign Agency                                                  1.02%
Liabilities in Excess of Other Assets, Net                    (-16.25%)
                                                       -----------------
TOTAL NET ASSETS                                                100.00%
                                                       =================


Schedule of Investments
April 30, 2006 (unaudited)
Short-Term Bond Fund
                                                                     Principal
                                                                       Amount                  Value
                                                                  ----------------- ----- -----------------
BONDS (83.20%)
Aerospace & Defense (0.07%)
Raytheon Co
6.75%, 8/15/2007                                               $           131,000     $           132,718
                                                                                          -----------------

Agricultural Chemicals (0.08%)
IMC Global Inc
11.25%, 6/ 1/2011                                                          150,000                 158,625
                                                                                          -----------------

Agricultural Operations (0.60%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008                                                          700,000                 679,764
Cargill Inc
3.63%, 3/ 4/2009 (a)                                                       525,000                 500,133
                                                                                          -----------------
                                                                                                 1,179,897
                                                                                          -----------------
Airlines (0.09%)
Southwest Airlines Co
5.50%, 11/ 1/2006                                                          175,000                 175,233
                                                                                          -----------------

Asset Backed Securities (3.87%)
Carrington Mortgage Loan Trust
5.24%, 12/25/2035 (b)                                                      475,000                 475,831
Chase Funding Mortgage Loan Asset-Backed
4.34%, 8/25/2028                                                            55,284                  55,052
4.88%, 8/25/2028                                                             9,926                   9,889
5.19%, 12/25/2033 (b)                                                      368,697                 369,140
Countrywide Asset-Backed Certificates
4.32%, 10/25/2035 (b)                                                      350,000                 345,195
Countrywide Home Equity Loan Trust
5.13%, 12/15/2035 (b)                                                      299,775                 299,845
5.14%, 2/15/2036 (b)                                                       475,000                 475,066
Equity One ABS Inc
4.26%, 7/25/2034 (b)                                                       500,000                 496,562
GMAC Mortgage Corp Loan Trust
5.14%, 8/25/2035 (b)                                                       200,000                 199,989
Long Beach Mortgage Loan Trust
5.22%, 7/25/2034 (b)                                                       265,705                 266,047
5.14%, 4/25/2035 (b)                                                       500,000                 500,174
Merrill Lynch Mortgage Investors Inc
5.31%, 7/25/2035 (b)                                                       729,031                 729,932
Nomura Asset Acceptance Corp
5.19%, 6/25/2035 (b)                                                       230,857                 230,899
5.18%, 1/25/2036 (a)(b)                                                    794,029                 794,255
Popular ABS Mortgage Pass-Through Trust
5.22%, 11/25/2035 (b)                                                      475,000                 475,631
Residential Asset Mortgage Products Inc
5.19%, 12/25/2034 (b)                                                      450,000                 450,448
SACO I Inc
5.23%, 4/25/2035 (b)                                                       232,211                 232,228
Saxon Asset Securities Trust
5.30%, 12/26/2034 (b)                                                      570,030                 571,032

Specialty Underwriting & Residential Finance
5.27%, 7/25/2035 (b)                                                       650,000                 651,383
                                                                                          -----------------
                                                                                                 7,628,598
                                                                                          -----------------
Auto - Car & Light Trucks (0.80%)
DaimlerChrysler NA Holding Corp
5.38%, 5/24/2006 (b)                                                       420,000                 420,025
4.05%, 6/ 4/2008                                                           275,000                 266,926
5.33%, 3/13/2009 (b)(c)                                                    375,000                 375,111
5.88%, 3/15/2011                                                           525,000                 522,656
                                                                                          -----------------
                                                                                                 1,584,718

                                                                                          -----------------
Automobile Sequential (2.17%)
Capital Auto Receivables Asset Trust
5.28%, 6/15/2010 (b)                                                       185,000                 185,987
Carss Finance LP
5.85%, 1/15/2011 (a)(b)                                                    632,839                 634,221
Chase Manhattan Auto Owner Trust
2.06%, 12/15/2009                                                        1,224,398               1,198,502
Daimler Chrysler Auto Trust
3.09%, 1/ 8/2008                                                           183,122                 182,526
2.88%, 10/ 8/2009                                                          140,405                 138,544
Ford Credit Auto Owner Trust
2.70%, 6/15/2007                                                           337,188                 336,374
Honda Auto Receivables Owner Trust
2.70%, 3/17/2008                                                           219,755                 217,479
M&I Auto Loan Trust
3.04%, 10/20/2008                                                          197,929                 196,991
Nissan Auto Receivables Owner Trust
2.70%, 12/17/2007                                                          780,140                 774,587
WFS Financial Owner Trust
4.50%, 5/17/2013                                                           425,000                 414,365
                                                                                          -----------------
                                                                                                 4,279,576
                                                                                          -----------------
Brewery (0.30%)
Coors Brewing Co
6.38%, 5/15/2012                                                           225,000                 230,680
Miller Brewing Co
4.25%, 8/15/2008 (a)                                                       370,000                 360,531
                                                                                          -----------------
                                                                                                   591,211
                                                                                          -----------------
Building - Residential & Commercial (0.33%)
K Hovnanian Enterprises Inc
10.50%, 10/ 1/2007                                                         200,000                 211,750
KB Home
9.50%, 2/15/2011                                                           200,000                 209,500
Schuler Homes Inc
10.50%, 7/15/2011                                                          225,000                 239,022
                                                                                          -----------------
                                                                                                   660,272
                                                                                          -----------------
Building & Construction Products - Miscellaneous (0.28%)
Masco Corp
5.12%, 3/ 9/2007 (a)(b)                                                    550,000                 550,306
                                                                                          -----------------

Cable TV (0.45%)
Comcast Corp
5.45%, 11/15/2010                                                          300,000                 296,540
COX Communications Inc
4.63%, 1/15/2010                                                           475,000                 456,501
CSC Holdings Inc
10.50%, 5/15/2016 (c)                                                      125,000                 131,875
                                                                                          -----------------
                                                                                                   884,916
                                                                                          -----------------

Casino Hotels (0.42%)
Caesars Entertainment Inc
9.38%, 2/15/2007                                                           200,000                 205,250
Harrah's Operating Co Inc
7.50%, 1/15/2009                                                           410,000                 428,034
Mirage Resorts Inc
6.75%, 8/ 1/2007                                                           200,000                 201,500
                                                                                          -----------------
                                                                                                   834,784
                                                                                          -----------------
Cellular Telecommunications (0.84%)
America Movil SA de CV
5.74%, 4/27/2007 (b)                                                       400,000                 400,800
Cingular Wireless LLC
5.63%, 12/15/2006                                                          170,000                 170,340
Rogers Wireless Inc
7.25%, 12/15/2012                                                          150,000                 155,438
Verizon Wireless Capital LLC
5.38%, 12/15/2006                                                          455,000                 455,230
Vodafone Group PLC
5.26%, 6/15/2011 (b)                                                       475,000                 474,948
                                                                                          -----------------
                                                                                                 1,656,756
                                                                                          -----------------
Chemicals - Diversified (0.18%)
Chevron Phillips Chemical Co LLC
5.38%, 6/15/2007                                                           145,000                 144,912
Lyondell Chemical Co
9.63%, 5/ 1/2007                                                           200,000                 206,750
                                                                                          -----------------
                                                                                                   351,662
                                                                                          -----------------
Coatings & Paint (0.12%)
Valspar Corp
6.00%, 5/ 1/2007                                                           235,000                 234,945
                                                                                          -----------------

Commercial Banks (0.53%)
Glitnir Banki HF
5.23%, 10/15/2008 (a)(b)(c)                                                200,000                 198,662
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)                                                      375,000                 393,937
VTB Capital SA for Vneshtorgbank
5.68%, 9/21/2007 (a)(b)                                                    180,000                 180,135
Wachovia Bank NA/Charlotte
7.80%, 8/18/2010                                                           250,000                 271,014
                                                                                          -----------------
                                                                                                 1,043,748
                                                                                          -----------------
Commercial Services (0.14%)
Aramark Services Inc
5.00%, 6/ 1/2012                                                           300,000                 283,684
                                                                                          -----------------

Commercial Services - Finance (0.05%)
Equifax Inc
4.95%, 11/ 1/2007                                                           90,000                  89,238
                                                                                          -----------------

Computers  -Memory Devices (0.10%)
Seagate Technology HDD Holdings
8.00%, 5/15/2009                                                           200,000                 206,000
                                                                                          -----------------

Containers - Metal & Glass (0.09%)
Owens Brockway Glass Container Inc
8.88%, 2/15/2009 (c)                                                       175,000                 182,000
                                                                                          -----------------


Credit Card Asset Backed Securities (2.90%)
American Express Credit Account Master Trust
5.30%, 9/15/2010 (b)                                                       250,000                 251,201
Bank One Issuance Trust
5.27%, 12/15/2010 (b)                                                      750,000                 753,778
Capital One Multi-Asset Execution Trust
5.12%, 12/15/2009 (b)                                                      405,000                 405,198
Chase Credit Card Master Trust
5.10%, 5/15/2009 (b)                                                       450,000                 449,969
5.23%, 1/17/2011 (b)                                                       750,000                 753,989
Citibank Credit Card Issuance Trust
5.29%, 6/25/2009 (b)                                                       300,000                 300,717
6.05%, 12/15/2009 (b)                                                      650,000                 658,388
Citibank Credit Card Master Trust I
5.88%, 3/10/2011                                                           700,000                 711,418
Discover Card Master Trust I
5.15%, 10/15/2009                                                          923,000                 922,185
5.08%, 4/16/2010 (b)                                                       350,000                 349,974
GE Capital Credit Card Master Note Trust
5.07%, 3/15/2013 (b)                                                       175,000                 175,231
                                                                                          -----------------
                                                                                                 5,732,048
                                                                                          -----------------
Cruise Lines (0.17%)
Royal Caribbean Cruises Ltd
7.25%, 8/15/2006                                                           100,000                 100,410
7.00%, 10/15/2007                                                          225,000                 228,756
                                                                                          -----------------
                                                                                                   329,166
                                                                                          -----------------
Data Processing & Management (0.39%)
Dun & Bradstreet Corp
5.50%, 3/15/2011                                                           400,000                 395,942
Fidelity National Information Services
4.75%, 9/15/2008                                                           415,000                 382,329
                                                                                          -----------------
                                                                                                   778,271
                                                                                          -----------------
Diversified Manufacturing Operations (0.12%)
Tyco International Group SA
6.13%, 1/15/2009                                                           240,000                 242,652
                                                                                          -----------------

Electric - Generation (0.11%)
CE Casecnan Water & Energy
11.95%, 11/15/2010                                                         199,200                 215,634
                                                                                          -----------------

Electric - Integrated (4.04%)
Alabama Power Co
2.80%, 12/ 1/2006                                                           85,000                  83,790
4.99%, 8/25/2009 (b)                                                       180,000                 180,542
American Electric Power Co Inc
6.13%, 5/15/2006                                                           450,000                 450,119
Commonwealth Edison Co
7.63%, 1/15/2007                                                           225,000                 228,011
Constellation Energy Group Inc
6.13%, 9/ 1/2009                                                           425,000                 432,010
Dominion Resources Inc/VA
5.05%, 5/15/2006 (b)                                                       175,000                 174,989
5.26%, 9/28/2007 (b)                                                       270,000                 270,198
5.69%, 5/15/2008                                                           225,000                 225,457
DTE Energy Co
6.45%, 6/ 1/2006                                                           100,000                 100,079
6.65%, 4/15/2009                                                           375,000                 385,259

Entergy Gulf States Inc
5.61%, 12/ 8/2008 (a)(b)                                                   200,000                 200,115
Entergy Louisiana LLC
5.83%, 11/ 1/2010                                                          400,000                 394,478
Exelon Corp
4.45%, 6/15/2010                                                           300,000                 287,115
FPL Group Capital Inc
4.09%, 2/16/2007                                                           200,000                 198,019
Georgia Power Co
4.93%, 2/17/2009 (b)                                                       195,000                 195,619
Midamerican Energy Holdings Co
4.63%, 10/ 1/2007                                                          315,000                 311,585
Monongahela Power Co
5.00%, 10/ 1/2006                                                          450,000                 448,816
Niagara Mohawk Power Corp
7.75%, 5/15/2006                                                           205,000                 205,169
Nisource Finance Corp
3.20%, 11/ 1/2006 (c)                                                      155,000                 153,325
Northeast Utilities
3.30%, 6/ 1/2008                                                           250,000                 238,489
Pepco Holdings Inc
5.50%, 8/15/2007                                                           130,000                 129,940
Progress Energy Inc
5.85%, 10/30/2008                                                          175,000                 176,367
PSEG Power LLC
3.75%, 4/ 1/2009                                                           525,000                 499,505
Public Service Co of Colorado
4.38%, 10/ 1/2008                                                          190,000                 185,732
Scottish Power PLC
4.91%, 3/15/2010                                                           450,000                 438,061
Southwestern Public Service Co
5.13%, 11/ 1/2006                                                          375,000                 374,356
TXU Corp
6.38%, 6/15/2006                                                           125,000                 125,118
TXU Electric Delivery Co
5.00%, 9/ 1/2007                                                           170,000                 168,849
TXU Energy Co LLC
6.13%, 3/15/2008                                                           225,000                 226,612
Virginia Electric and Power Co
5.38%, 2/ 1/2007                                                           200,000                 199,831
Wisconsin Electric Power
3.50%, 12/ 1/2007                                                          295,000                 286,751
                                                                                          -----------------
                                                                                                 7,974,306
                                                                                          -----------------
Electronic Components - Miscellaneous (0.09%)
Solectron Corp
7.97%, 11/15/2006                                                          175,000                 176,750
                                                                                          -----------------

Electronic Components - Semiconductors (0.14%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/ 4/2013                                                           280,000                 277,217
                                                                                          -----------------

Electronic Connectors (0.14%)
Thomas & Betts Corp
6.63%, 5/ 7/2008                                                           275,000                 280,506
                                                                                          -----------------


Engines - Internal Combustion (0.15%)
Cummins Inc
9.50%, 12/ 1/2010                                                          275,000                 293,219
                                                                                          -----------------

Finance - Auto Loans (0.35%)
General Motors Acceptance Corp
5.65%, 5/18/2006 (b)                                                       225,000                 224,949
5.97%, 1/16/2007 (b)                                                       200,000                 196,531
Nissan Motor Acceptance Corp
4.63%, 3/ 8/2010 (a)                                                       270,000                 259,241
                                                                                          -----------------
                                                                                                   680,721
                                                                                          -----------------
Finance - Commercial (0.26%)
CIT Group Inc
4.90%, 8/15/2008 (b)                                                       225,000                 225,286
Textron Financial Corp
6.20%, 11/15/2007 (b)                                                      275,000                 280,671
                                                                                          -----------------
                                                                                                   505,957
                                                                                          -----------------
Finance - Consumer Loans (1.07%)
American General Finance Corp
4.88%, 5/15/2010                                                           375,000                 364,099
HSBC Finance Corp
5.03%, 11/16/2009 (b)                                                      475,000                 478,187
4.75%, 4/15/2010                                                           200,000                 194,324
5.26%, 9/14/2012 (b)                                                       325,000                 326,098
SLM Corp
5.30%, 1/26/2009 (b)                                                       175,000                 175,493
5.19%, 3/ 2/2009 (b)                                                       475,000                 463,757
5.24%, 7/27/2009 (b)                                                       100,000                 100,037
                                                                                          -----------------
                                                                                                 2,101,995
                                                                                          -----------------
Finance - Credit Card (0.32%)
Capital One Bank
6.70%, 5/15/2008                                                           300,000                 307,206
MBNA Corp
5.14%, 5/ 5/2008 (b)                                                       330,000                 332,612
                                                                                          -----------------
                                                                                                   639,818
                                                                                          -----------------
Finance - Investment Banker & Broker (2.87%)
Bear Stearns Cos Inc/The
5.43%, 1/30/2009 (b)                                                       300,000                 301,553
Citigroup Inc
4.13%, 2/22/2010                                                           525,000                 501,894
4.92%, 5/18/2010 (b)                                                       575,000                 576,338
Credit Suisse USA Inc
4.93%, 6/ 2/2008 (b)                                                       550,000                 550,640
Goldman Sachs Group Inc
5.42%, 7/23/2009 (b)                                                       175,000                 176,169
5.02%, 3/ 2/2010 (b)                                                       300,000                 300,173
6.88%, 1/15/2011                                                           450,000                 473,179
JPMorgan Chase & Co
5.18%, 10/ 2/2009 (b)                                                      800,000                 803,096
Lehman Brothers Holdings Inc
4.97%, 11/10/2009 (b)                                                      350,000                 351,467
4.25%, 1/27/2010                                                           240,000                 229,127
Merrill Lynch & Co Inc
4.96%, 2/ 6/2009 (b)                                                       150,000                 150,628
5.15%, 3/ 2/2009 (b)                                                       195,000                 189,922
4.93%, 2/ 5/2010 (b)                                                       200,000                 200,582
Morgan Stanley
4.00%, 1/15/2010                                                           425,000                 403,017

Morgan Stanley (continued)
5.35%, 1/15/2010 (b)(c)                                                    455,000                 456,773
                                                                                          -----------------
                                                                                                 5,664,558
                                                                                          -----------------
Finance - Leasing Company (0.24%)
Case Credit Corp
6.75%, 10/21/2007                                                          200,000                 200,000
International Lease Finance Corp
5.80%, 8/15/2007                                                           165,000                 165,303
5.47%, 1/15/2010 (b)                                                       100,000                 100,513
                                                                                          -----------------
                                                                                                   465,816
                                                                                          -----------------
Finance - Mortgage Loan/Banker (2.73%)
Countrywide Financial Corp
4.96%, 5/ 5/2008 (b)                                                       380,000                 380,622
5.20%, 12/19/2008 (b)                                                      230,000                 230,317
Fannie Mae
5.26%, 2/25/2032 (b)                                                       506,091                 507,446
5.21%, 3/25/2035 (b)                                                       182,573                 182,583
Fannie Mae Whole Loan
5.16%, 5/25/2035 (b)                                                       545,714                 547,053
Freddie Mac
5.13%, 12/15/2013                                                          800,000                 776,930
5.50%, 1/15/2017                                                           107,106                 107,099
4.00%, 1/15/2022                                                           800,000                 790,545
5.35%, 6/15/2023 (b)                                                       374,163                 377,788
5.10%, 4/15/2030 (b)                                                       198,299                 198,318
5.20%, 10/15/2034 (b)                                                      339,157                 338,243
Residential Capital Corp
6.33%, 6/29/2007 (b)                                                       550,000                 552,433
6.00%, 2/22/2011 (c)                                                       200,000                 195,907
6.50%, 4/17/2013                                                           210,000                 209,307
                                                                                          -----------------
                                                                                                 5,394,591
                                                                                          -----------------
Finance - Other Services (0.16%)
National Rural Utilities Cooperative Finance
6.00%, 5/15/2006                                                           325,000                 325,081
                                                                                          -----------------

Food - Meat Products (0.15%)
Tyson Foods Inc
7.25%, 10/ 1/2006                                                          300,000                 302,024
                                                                                          -----------------

Food - Miscellaneous/Diversified (0.84%)
Campbell Soup Co
5.50%, 3/15/2007                                                           365,000                 365,735
ConAgra Foods Inc
7.88%, 9/15/2010                                                           575,000                 619,469
General Mills Inc
5.13%, 2/15/2007                                                           115,000                 114,801
HJ Heinz Co
6.43%, 12/ 1/2008 (a)(b)                                                   125,000                 127,024
Kraft Foods Inc
4.63%, 11/ 1/2006                                                          440,000                 438,517
                                                                                          -----------------
                                                                                                 1,665,546
                                                                                          -----------------
Food - Retail (0.48%)
Delhaize America Inc
8.13%, 4/15/2011                                                           100,000                 107,820
Kroger Co/The
6.38%, 3/ 1/2008                                                           485,000                 491,738
Safeway Inc
6.50%, 11/15/2008                                                          175,000                 177,493
Safeway Inc (continued)
5.31%, 3/27/2009 (b)                                                       175,000                 174,949
                                                                                          -----------------
                                                                                                   952,000
                                                                                          -----------------
Gas - Distribution (0.13%)
Sempra Energy
4.75%, 5/15/2009                                                           150,000                 146,775
Southern California Gas Co
4.99%, 12/ 1/2009 (b)                                                      100,000                 100,142
                                                                                          -----------------
                                                                                                   246,917
                                                                                          -----------------
Home Equity - Other (7.03%)
AAA Trust
5.26%, 2/27/2035 (a)(b)                                                    375,000                 375,907
ACE Securities Corp
5.17%, 8/25/2035 (b)                                                       750,000                 750,277
5.16%, 10/25/2035 (b)                                                      400,000                 400,145
Ameriquest Mortgage Securities Inc
4.26%, 8/25/2033                                                            51,675                  51,391
Asset Backed Funding Certificates
5.22%, 2/25/2035 (b)                                                       188,529                 188,601
Bear Stearns Asset Backed Securities Inc
5.56%, 3/25/2034 (b)                                                       565,000                 564,969
5.20%, 2/25/2035 (b)                                                       450,000                 450,260
Encore Credit Receivables Trust
5.16%, 2/25/2035 (b)                                                       525,000                 525,220
First NLC Trust
5.29%, 5/25/2035 (b)                                                       537,169                 536,772
First-Citizens Home Equity Loan LLC
5.11%, 9/15/2022 (a)(b)                                                    352,940                 351,796
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (b)                                                       800,000                 788,814
Indymac Home Equity Loan Asset-Backed Trust
5.77%, 5/25/2036 (b)(d)                                                  1,400,000               1,398,860
IXIS Real Estate Capital Trust
5.20%, 12/25/2035 (b)                                                      450,000                 450,658
Mastr Asset Backed Securities Trust
5.46%, 3/25/2035 (b)                                                       575,000                 576,669
Merrill Lynch Mortgage Investors Inc
5.16%, 2/25/2036 (b)                                                       475,000                 475,260
Morgan Stanley ABS Capital I
5.25%, 11/25/2034 (b)                                                      187,070                 187,239
5.18%, 12/25/2034 (b)                                                       34,974                  35,011
5.21%, 9/25/2035 (b)                                                       800,000                 801,159
New Century Home Equity Loan Trust
5.25%, 3/25/2035 (b)                                                       104,272                 104,377
Option One Mortgage Loan Trust
5.20%, 2/25/2035 (b)                                                       759,552                 760,508
5.18%, 5/25/2035 (b)                                                       600,000                 600,736
Residential Asset Securities Corp
4.47%, 3/25/2032                                                         1,410,000               1,393,143
6.76%, 4/25/2032 (b)                                                        13,779                  13,798
5.22%, 12/25/2033 (b)                                                      793,060                 794,804
6.11%, 3/25/2035 (b)                                                        50,000                  50,226
5.16%, 5/25/2035 (b)                                                       575,000                 575,332
Structured Asset Securities Corp
5.18%, 3/25/2035 (b)                                                       675,000                 675,196
                                                                                          -----------------
                                                                                                13,877,128
                                                                                          -----------------

Home Equity - Sequential (0.64%)
Chase Funding Loan Acquisition Trust
2.98%, 2/25/2030                                                             5,435                   5,415
New Century Home Equity Loan Trust
3.56%, 11/25/2033                                                          259,438                 257,964
4.76%, 11/25/2033                                                        1,000,000                 989,632
Residential Asset Securities Corp
3.37%, 11/25/2028                                                            6,690                   6,666
                                                                                          -----------------
                                                                                                 1,259,677

                                                                                          -----------------
Hotels & Motels (0.10%)
Starwood Hotels & Resorts Worldwide Inc
7.38%, 5/ 1/2007                                                           200,000                 203,500
                                                                                          -----------------

Insurance Brokers (0.28%)
AON Corp
6.95%, 1/15/2007 (b)                                                       170,000                 171,494
Marsh & McLennan Cos Inc
5.19%, 7/13/2007 (b)                                                       175,000                 174,820
3.63%, 2/15/2008                                                           220,000                 212,197
                                                                                          -----------------
                                                                                                   558,511
                                                                                          -----------------
Investment Management & Advisory Services (0.21%)
Ameriprise Financial Inc
5.35%, 11/15/2010                                                          420,000                 414,675
                                                                                          -----------------

Life & Health Insurance (1.01%)
Cigna Corp
8.25%, 1/ 1/2007                                                           250,000                 254,164
Lincoln National Corp
5.25%, 6/15/2007                                                           160,000                 159,178
Pacific Life Global Funding
5.17%, 6/22/2011 (a)(b)                                                    175,000                 175,068
Phoenix Cos Inc/The
6.68%, 2/16/2008                                                           550,000                 553,357
Prudential Financial Inc
5.04%, 6/13/2008 (b)                                                       250,000                 250,354
Sun Life Financial Global Funding LP
5.26%, 7/ 6/2010 (a)(b)                                                    175,000                 175,245
Torchmark Corp
6.25%, 12/15/2006                                                          245,000                 245,592
UnumProvident Corp
6.00%, 5/15/2008                                                           175,000                 175,727
                                                                                          -----------------
                                                                                                 1,988,685
                                                                                          -----------------
Medical - HMO (0.10%)
WellPoint Inc
3.50%, 9/ 1/2007                                                           200,000                 194,581
                                                                                          -----------------

Medical - Hospitals (0.10%)
HCA Inc
8.85%, 1/ 1/2007                                                           100,000                 101,877
7.00%, 7/ 1/2007                                                            85,000                  86,041
                                                                                          -----------------
                                                                                                   187,918
                                                                                          -----------------
Medical Laboratory & Testing Service (0.21%)
Quest Diagnostics Inc
5.13%, 11/ 1/2010                                                          425,000                 415,593
                                                                                          -----------------


Medical Products (0.15%)
Mallinckrodt Inc
6.50%, 11/15/2007                                                          300,000                 302,738
                                                                                          -----------------

Mortgage Backed Securities (30.53%)
ACT Depositor Corp
5.09%, 9/22/2041 (a)(b)                                                    775,000                 773,140
Banc of America Commercial Mortgage Inc
7.11%, 11/15/2031                                                          408,995                 414,096
0.34%, 9/10/2045                                                        87,390,000                 971,952
0.24%, 10/10/2045                                                       87,424,164                 485,903
Banc of America Large Loan
5.21%, 2/ 9/2021 (a)(b)                                                    200,000                 200,263
Banc of America Mortgage Securities
4.79%, 5/25/2035 (b)                                                       950,000                 933,510
Bear Stearns Alt-A Trust
5.24%, 7/25/2035 (b)                                                        89,827                  89,900
Bear Stearns Commercial Mortgage Securities Inc
5.22%, 6/15/2017 (a)(b)                                                    525,000                 524,993
7.64%, 2/15/2032                                                           352,651                 362,455
3.97%, 11/11/2035                                                          386,026                 373,717
0.71%, 5/11/2039 (a)(b)                                                  3,552,244                  73,322
0.41%, 2/11/2041 (b)                                                    24,266,062                 310,242
4.13%, 11/11/2041                                                        2,100,000               2,022,405
4.57%, 7/11/2042                                                           500,000                 478,320
Bella Vista Mortgage Trust
5.17%, 5/20/2045 (b)                                                       452,265                 453,136
Chase Commercial Mortgage Securities Corp
7.03%, 1/15/2032                                                           150,221                 150,805
7.32%, 10/15/2032                                                        1,000,000               1,062,384
7.56%, 10/15/2032                                                          500,000                 539,239
Chase Manhattan Bank-First Union National
7.13%, 8/15/2031                                                         1,049,406               1,055,831
Commercial Mortgage Pass Through Certificates
3.25%, 6/10/2038                                                           256,123                 238,858
Countrywide Alternative Loan Trust
5.20%, 7/20/2035 (b)(d)                                                    501,290                 503,506
6.00%, 5/25/2036                                                         1,084,410               1,079,297
5.19%, 5/20/2046 (b)(d)                                                  1,996,120               1,996,120
Countrywide Asset-Backed Certificates
5.24%, 11/25/2035 (b)                                                      425,000                 425,167
4.85%, 1/25/2036 (b)                                                       800,000                 801,306
Countrywide Home Loan Mortgage Pass Through
4.50%, 1/25/2033                                                            68,338                  67,621
4.49%, 12/25/2033                                                        1,500,000               1,407,255
4.54%, 6/20/2035 (b)                                                       800,000                 787,435
CS First Boston Mortgage Securities Corp
6.25%, 12/16/2035                                                          500,000                 505,523
6.38%, 12/16/2035                                                          600,000                 620,269
0.53%, 11/15/2036 (a)(b)                                                15,309,979                 649,051
0.44%, 8/15/2038 (a)                                                    51,500,000                 702,099
First Union Commercial Mortgage Securities
7.38%, 4/18/2029                                                           268,334                 270,390
First Union National Bank Commercial Mortgage
5.59%, 2/12/2034                                                            29,601                  29,717
First Union-Lehman Brothers-Bank of America
6.56%, 11/18/2035                                                          128,678                 130,844
Ge Capital Commercial Mortgage Corp
6.32%, 1/15/2033                                                            18,246                  18,220

Ge Capital Commercial Mortgage Corp (continued)
5.99%, 12/10/2035                                                          330,000                 335,469
3.35%, 8/11/2036                                                           189,460                 186,618
0.80%, 3/10/2040 (a)(b)                                                  3,041,226                  68,428
GMAC Commercial Mortgage Securities Inc
6.57%, 9/15/2033                                                            24,151                  24,142
0.63%, 8/10/2038 (a)(b)                                                 70,180,723               1,225,215
4.32%, 10/15/2038                                                           32,784                  32,561
Greenpoint Mortgage Funding Trust
5.23%, 6/25/2045 (b)                                                       390,817                 390,937
5.26%, 6/25/2045 (b)                                                       391,087                 392,618
5.27%, 10/25/2045 (b)                                                      544,748                 547,320
Greenwich Capital Commercial Funding Co
0.28%, 4/10/2037 (a)                                                   164,800,000               1,125,584
0.98%, 8/10/2042 (a)(b)                                                  8,070,000                 246,660
GSR Mortgage Loan Trust
4.78%, 7/25/2035 (b)                                                       801,644                 783,823
Heller Financial Commercial Mortgage Asset
8.08%, 1/17/2034 (b)                                                     1,000,000               1,079,848
Impac CMB Trust
5.43%, 10/25/2033 (b)                                                      213,409                 213,509
5.46%, 10/25/2033 (b)                                                      194,102                 194,137
5.27%, 4/25/2035 (b)                                                       359,541                 359,808
5.39%, 4/25/2035 (b)                                                       256,169                 256,598
5.26%, 8/25/2035 (b)                                                       208,838                 208,933
5.47%, 8/25/2035 (b)                                                       168,713                 169,449
5.50%, 8/25/2035 (b)                                                       262,443                 263,772
Impac Secured Assets CMN Owner Trust
3.71%, 3/25/2034                                                           170,847                 169,842
Indymac Index Mortgage Loan Trust
5.26%, 4/25/2034 (b)                                                       580,178                 581,153
5.19%, 4/25/2035 (b)                                                       327,331                 328,281
5.29%, 4/25/2035 (b)                                                       283,558                 285,112
5.26%, 8/25/2035 (b)                                                       445,214                 446,903
JP Morgan Chase Commercial Mortgage Securities
4.55%, 5/12/2034                                                           132,482                 132,016
6.04%, 11/15/2035                                                          751,807                 760,479
4.37%, 10/12/2037                                                          594,112                 579,375
3.48%, 6/12/2041                                                           585,394                 565,303
JP Morgan Commercial Mortgage Finance Corp
7.16%, 9/15/2029                                                           155,000                 157,769
JP Morgan Mortgage Trust
3.81%, 5/25/2034                                                           801,472                 776,270
5.14%, 6/25/2035 (b)                                                       681,079                 672,080
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020                                                           629,422                 636,348
5.40%, 3/15/2026                                                           110,165                 110,150
5.97%, 3/15/2026                                                           295,000                 296,554
4.90%, 6/15/2026                                                         1,685,000               1,675,583
2.60%, 5/15/2027                                                            68,961                  66,272
3.09%, 5/15/2027                                                           300,000                 287,316
4.19%, 8/15/2029                                                           220,000                 212,153
3.63%, 10/15/2029                                                        1,059,158               1,027,637
4.44%, 12/15/2029 (b)                                                    1,000,000                 958,278
1.33%, 3/15/2036 (a)(b)                                                  2,190,601                  82,301
Lehman XS Trust
4.89%, 11/25/2035 (b)(d)                                                 1,030,220               1,030,220
Merrill Lynch Mortgage Investors Inc
7.12%, 6/18/2029                                                            25,980                  25,960

Merrill Lynch Mortgage Trust
0.38%, 11/12/2035 (a)(b)                                                40,255,395                 336,616
0.31%, 7/12/2038                                                       142,600,775               1,339,877
3.59%, 9/12/2041                                                           304,567                 296,202
0.46%, 9/12/2042 (b)                                                    70,042,298                 921,617
Morgan Stanley Capital I
5.03%, 5/24/2043 (a)(b)(d)                                                 750,000                 750,000
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031                                                           191,495                 195,959
Nationslink Funding Corp
7.23%, 6/20/2031                                                           750,000                 773,680
Prudential Securities Secured Financing
6.48%, 11/ 1/2031                                                          420,541                 429,386
Sequoia Mortgage Trust
5.15%, 2/20/2035 (b)                                                       127,587                 127,542
Specialty Underwriting & Residential Finance
5.47%, 2/25/2035 (b)                                                        85,000                  85,458
5.19%, 12/25/2035 (b)                                                    1,000,000               1,000,632
5.19%, 3/25/2036 (b)                                                       460,000                 460,592
Structured Adjustable Rate Mortgage Loan Trust
4.70%, 7/25/2034 (b)                                                     1,000,000                 975,163
5.66%, 8/25/2034 (b)                                                       472,921                 473,635
5.21%, 3/25/2035 (b)                                                       401,565                 401,607
Structured Asset Mortgage Investments Inc
5.26%, 5/25/2045 (b)                                                       396,318                 398,151
5.27%, 9/25/2045 (b)                                                       398,194                 400,038
Thornburg Mortgage Securities Trust
5.22%, 10/25/2035 (b)                                                      566,565                 567,256
Wachovia Bank Commercial Mortgage Trust
0.42%, 1/15/2041 (a)(b)                                                 21,617,607                 196,418
0.53%, 4/15/2042 (a)(b)                                                 81,004,558               1,350,832
Washington Mutual Asset Securities Corp
3.83%, 1/25/2035 (a)                                                     1,148,037               1,097,927
Washington Mutual Inc
4.48%, 3/25/2033 (b)                                                       529,087                 519,065
3.18%, 9/25/2033                                                           100,730                  99,482
4.07%, 10/25/2033 (b)                                                    1,250,000               1,213,120
4.84%, 9/25/2035 (b)                                                     1,067,446               1,052,146
5.29%, 7/25/2044 (b)                                                       307,698                 309,809
5.36%, 1/25/2045 (b)                                                     1,625,000               1,635,624
5.19%, 4/25/2045 (b)                                                        53,925                  53,988
5.23%, 4/25/2045 (b)                                                       240,864                 241,463
5.25%, 7/25/2045 (b)                                                       464,226                 465,642
5.21%, 11/25/2045 (b)                                                      592,718                 594,238
                                                                                          -----------------
                                                                                                60,240,240
                                                                                          -----------------
Multi-line Insurance (0.57%)
ACE Ltd
6.00%, 4/ 1/2007                                                           200,000                 200,787
CNA Financial Corp
6.60%, 12/15/2008                                                          549,000                 561,808
Hartford Financial Services Group Inc
2.38%, 6/ 1/2006                                                           150,000                 149,670
4.70%, 9/ 1/2007                                                           210,000                 207,911
                                                                                          -----------------
                                                                                                 1,120,176
                                                                                          -----------------
Multimedia (0.84%)
EW Scripps Co
4.30%, 6/30/2010                                                           230,000                 217,723
Media General Inc
6.95%, 9/ 1/2006                                                           200,000                 200,477

News America Inc
4.75%, 3/15/2010                                                           400,000                 387,942
Thomson Corp/The
5.75%, 2/ 1/2008                                                           185,000                 185,708
Time Warner Entertainment Co LP
7.25%, 9/ 1/2008                                                           350,000                 362,564
Viacom Inc
5.75%, 4/30/2011 (a)                                                       300,000                 297,917
                                                                                          -----------------
                                                                                                 1,652,331
                                                                                          -----------------
Mutual Insurance (0.22%)
Health Care Service Corp
7.75%, 6/15/2011 (a)                                                       400,000                 434,206
                                                                                          -----------------

Non-hazardous Waste Disposal (0.11%)
Allied Waste North America
8.88%, 4/ 1/2008                                                           200,000                 210,000
                                                                                          -----------------

Oil - Field Services (0.10%)
Hanover Equipment Trust
8.50%, 9/ 1/2008 (b)                                                       200,000                 205,000
                                                                                          -----------------

Oil Company - Exploration & Production (0.47%)
Newfield Exploration Co
8.38%, 8/15/2012                                                           175,000                 187,688
Pemex Project Funding Master Trust
6.13%, 8/15/2008                                                           350,000                 352,100
8.00%, 11/15/2011                                                          125,000                 135,375
Vintage Petroleum Inc
7.88%, 5/15/2011 (c)                                                       250,000                 259,845
                                                                                          -----------------
                                                                                                   935,008
                                                                                          -----------------
Oil Company - Integrated (0.32%)
Marathon Oil Corp
5.38%, 6/ 1/2007                                                           150,000                 150,069
Occidental Petroleum Corp
4.00%, 11/30/2007                                                          190,000                 186,178
Phillips 66 Capital Trust II
8.00%, 1/15/2037                                                           275,000                 289,578
                                                                                          -----------------
                                                                                                   625,825
                                                                                          -----------------
Oil Field Machinery & Equipment (0.11%)
Cooper Cameron Corp
2.65%, 4/15/2007                                                           225,000                 217,993
                                                                                          -----------------

Oil Refining & Marketing (0.27%)
Premcor Refining Group Inc/The
9.25%, 2/ 1/2010                                                           225,000                 241,266
Valero Energy Corp
6.88%, 4/15/2012                                                           275,000                 289,180
                                                                                          -----------------
                                                                                                   530,446
                                                                                          -----------------
Paper & Related Products (0.13%)
Union Camp Corp
7.00%, 8/15/2006                                                           249,000                 250,419
                                                                                          -----------------

Pharmacy Services (0.05%)
Caremark Rx Inc
7.38%, 10/ 1/2006                                                          100,000                 100,803
                                                                                          -----------------


Pipelines (0.69%)
Duke Capital LLC
4.33%, 11/16/2006                                                          300,000                 298,515
Enbridge Energy Partners LP
4.00%, 1/15/2009                                                           200,000                 191,098
Kinder Morgan Energy Partners LP
5.35%, 8/15/2007                                                           125,000                 124,330
Kinder Morgan Inc
6.50%, 9/ 1/2012                                                           350,000                 360,169
Northwest Pipeline Corp
8.13%, 3/ 1/2010                                                           200,000                 210,750
Southern Natural Gas Co
8.88%, 3/15/2010                                                           175,000                 185,762
                                                                                          -----------------
                                                                                                 1,370,624
                                                                                          -----------------
Power Converter & Supply Equipment (0.07%)
Cooper Industries Inc
5.25%, 7/ 1/2007                                                           140,000                 139,274
                                                                                          -----------------

Property & Casualty Insurance (0.46%)
Markel Corp
7.00%, 5/15/2008                                                           450,000                 459,954
Travelers Property Casualty Corp
3.75%, 3/15/2008                                                           105,000                 102,193
WR Berkley Corp
9.88%, 5/15/2008                                                           325,000                 353,306
                                                                                          -----------------
                                                                                                   915,453
                                                                                          -----------------
Property Trust (0.11%)
Westfield Capital Corp Ltd
4.98%, 11/ 2/2007 (a)(b)                                                   225,000                 225,622
                                                                                          -----------------

Publishing - Books (0.08%)
Reed Elsevier Capital Inc
6.13%, 8/ 1/2006                                                           165,000                 165,294
                                                                                          -----------------

Publishing - Periodicals (0.11%)
Dex Media East LLC/Dex Media East Finance Co
9.88%, 11/15/2009                                                          200,000                 213,000
                                                                                          -----------------

Real Estate Operator & Developer (0.34%)
Duke Realty LP
3.35%, 1/15/2008                                                           175,000                 168,892
EOP Operating LP
7.75%, 11/15/2007                                                          240,000                 247,652
5.59%, 10/ 1/2010 (b)                                                      250,000                 252,062
                                                                                          -----------------
                                                                                                   668,606
                                                                                          -----------------
Regional Banks (0.84%)
Keycorp
5.29%, 7/23/2007 (b)                                                       275,000                 275,651
NB Capital Trust
7.83%, 12/15/2026                                                          375,000                 394,120
PNC Funding Corp
4.50%, 3/10/2010                                                           350,000                 338,243
Wachovia Corp
4.97%, 3/ 1/2012 (b)                                                       275,000                 275,150
Wells Fargo & Co
4.00%, 9/10/2012 (b)                                                       375,000                 367,075
                                                                                          -----------------
                                                                                                 1,650,239
                                                                                          -----------------

REITS - Apartments (0.17%)
Camden Property Trust
5.88%, 6/ 1/2007                                                            45,000                  45,236
4.38%, 1/15/2010                                                           200,000                 192,070
United Dominion Realty Trust Inc
4.50%, 3/ 3/2008                                                           110,000                 107,511
                                                                                          -----------------
                                                                                                   344,817
                                                                                          -----------------
REITS - Diversified (0.59%)
iStar Financial Inc
6.14%, 3/12/2007 (b)                                                       275,000                 277,351
5.22%, 3/ 3/2008 (b)                                                       275,000                 275,709
5.65%, 9/15/2011                                                           200,000                 196,740
Liberty Property-LP
7.75%, 4/15/2009                                                           385,000                 406,397
                                                                                          -----------------
                                                                                                 1,156,197
                                                                                          -----------------
REITS - Healthcare (0.11%)
Health Care Property Investors Inc
5.63%, 2/28/2013                                                           220,000                 216,154
                                                                                          -----------------

REITS - Hotels (0.10%)
Host Marriott LP
9.50%, 1/15/2007                                                           200,000                 204,500
                                                                                          -----------------

REITS - Office Property (0.57%)
Brandywine Operating Partnership Lp/PA
5.41%, 4/ 1/2009 (b)                                                       175,000                 174,938
5.63%, 12/15/2010                                                          205,000                 202,244
HRPT Properties Trust
5.52%, 3/16/2011 (b)                                                       375,000                 375,618
6.95%, 4/ 1/2012                                                           350,000                 365,021
                                                                                          -----------------
                                                                                                 1,117,821
                                                                                          -----------------
REITS - Regional Malls (0.14%)
Simon Property Group LP
3.75%, 1/30/2009                                                           225,000                 215,266
4.60%, 6/15/2010                                                            65,000                  62,625
                                                                                          -----------------
                                                                                                   277,891
                                                                                          -----------------
REITS - Shopping Centers (0.42%)
Developers Diversified Realty Corp
3.88%, 1/30/2009                                                           510,000                 485,967
Kimco Realty Corp
4.88%, 8/ 1/2006 (b)                                                       350,000                 350,124
                                                                                          -----------------
                                                                                                   836,091
                                                                                          -----------------
Rental - Auto & Equipment (0.23%)
Erac USA Finance Co
6.63%, 5/15/2006 (a)                                                       450,000                 450,141
                                                                                          -----------------

Retail - Auto Parts (0.09%)
PEP Boys-Manny Moe & Jack
6.92%, 7/ 7/2006                                                           175,000                 175,228
                                                                                          -----------------

Retail - Major Department Store (0.25%)
May Department Stores Co/The
3.95%, 7/15/2007                                                           455,000                 445,501
7.45%, 9/15/2011                                                            35,000                  37,465
                                                                                          -----------------
                                                                                                   482,966
                                                                                          -----------------

Retail - Regional Department Store (0.10%)
JC Penney Corp Inc
9.00%, 8/ 1/2012                                                           175,000                 200,825
                                                                                          -----------------

Retail - Restaurants (0.09%)
Yum! Brands Inc
7.65%, 5/15/2008                                                           175,000                 182,007
                                                                                          -----------------

Savings & Loans - Thrifts (0.61%)
Amsouth Bank NA/Birmingham AL
2.82%, 11/ 3/2006                                                          165,000                 163,057
Washington Mutual Inc
5.08%, 3/20/2008 (b)                                                       225,000                 225,356
4.00%, 1/15/2009 (c)                                                       200,000                 193,012
5.37%, 1/15/2010 (b)                                                       275,000                 276,137
5.24%, 3/22/2012 (b)(c)                                                    350,000                 349,089
                                                                                          -----------------
                                                                                                 1,206,651
                                                                                          -----------------
Sovereign (0.14%)
Mexico Government International Bond
8.38%, 1/14/2011                                                           250,000                 275,000
                                                                                          -----------------

Special Purpose Banks (0.19%)
Korea Development Bank
7.25%, 5/15/2006                                                           200,000                 200,248
3.88%, 3/ 2/2009                                                           175,000                 167,761
                                                                                          -----------------
                                                                                                   368,009
                                                                                          -----------------
Special Purpose Entity (0.65%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)                                                       500,000                 480,479
Fondo LatinoAmericano De Reservas
3.00%, 8/ 1/2006 (a)                                                       175,000                 174,022
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008                                                           185,000                 173,439
Xlliac Global Funding
5.02%, 6/ 2/2008 (a)(b)                                                    450,000                 450,346
                                                                                          -----------------
                                                                                                 1,278,286
                                                                                          -----------------
Supranational Bank (0.28%)
Corp Andina de Fomento
4.95%, 3/16/2007 (b)                                                       225,000                 224,980
7.38%, 1/18/2011                                                           300,000                 319,416
                                                                                          -----------------
                                                                                                   544,396
                                                                                          -----------------
Telecommunication Services (0.54%)
Insight Midwest LP/Insight Capital Inc
10.50%, 11/ 1/2010                                                         200,000                 210,250
Mastec Inc
7.75%, 2/ 1/2008 (c)                                                       200,000                 199,750
TELUS Corp
7.50%, 6/ 1/2007                                                           175,000                 178,640
8.00%, 6/ 1/2011                                                           100,000                 109,771
Time Warner Telecom Inc
10.13%, 2/ 1/2011                                                          175,000                 183,750
Verizon Global Funding Corp
4.88%, 8/15/2007 (b)                                                       175,000                 175,030
                                                                                          -----------------
                                                                                                 1,057,191
                                                                                          -----------------
Telephone - Integrated (1.43%)
AT&T Inc
4.39%, 6/ 5/2006 (a)                                                       150,000                 149,904

AT&T Inc (continued)
5.30%, 11/15/2010 (c)                                                      250,000                 246,910
British Telecommunications PLC
8.38%, 12/15/2010                                                          200,000                 222,182
Deutsche Telekom International Finance
5.12%, 3/23/2009 (b)                                                       375,000                 375,097
Mountain States Tel & Tel
6.00%, 8/ 1/2007                                                           225,000                 225,000
Sprint Capital Corp
7.63%, 1/30/2011                                                           250,000                 269,804
Telecom Italia Capital SA
4.00%, 11/15/2008                                                          320,000                 308,575
4.88%, 10/ 1/2010                                                          250,000                 240,330
Telefonica Europe BV
7.75%, 9/15/2010                                                           375,000                 402,636
Telefonos de Mexico SA de CV
4.50%, 11/19/2008                                                          325,000                 315,949
Verizon Communications Inc
5.35%, 2/15/2011                                                            70,000                  68,946
                                                                                          -----------------
                                                                                                 2,825,333
                                                                                          -----------------
Television (0.06%)
Univision Communications Inc
2.88%, 10/15/2006                                                          125,000                 123,507
                                                                                          -----------------

Textile - Home Furnishings (0.09%)
Mohawk Industries Inc
6.50%, 4/15/2007                                                           180,000                 181,618
                                                                                          -----------------

Tobacco (0.10%)
RJ Reynolds Tobacco Holdings Inc
7.75%, 5/15/2006                                                           200,000                 200,000
                                                                                          -----------------

Transport - Rail (0.64%)
Burlington Northern RR Co
9.25%, 10/ 1/2006                                                          150,000                 152,308
CSX Corp
4.99%, 8/ 3/2006 (b)                                                       152,000                 152,123
6.25%, 10/15/2008                                                          375,000                 381,774
Norfolk Southern Corp
6.00%, 4/30/2008                                                           300,000                 303,233
Union Pacific Corp
3.88%, 2/15/2009                                                           275,000                 264,778
                                                                                          -----------------
                                                                                                 1,254,216
                                                                                          -----------------
TOTAL BONDS                                                                            $       164,186,090
                                                                                          -----------------
U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (20.55%)
Federal Home Loan Mortgage Corporation (FHLMC) (3.48%)
5.50%, 12/ 1/2008                                                           31,099                  31,057
5.50%, 2/ 1/2009                                                            62,998                  62,755
5.50%, 3/ 1/2009                                                            35,688                  35,550
5.50%, 4/ 1/2009                                                            73,693                  73,409
6.50%, 4/ 1/2009                                                            19,547                  19,755
5.00%, 9/ 1/2009                                                            85,742                  84,617
9.00%, 9/ 1/2009                                                            18,479                  18,583
4.50%, 10/ 1/2009                                                          217,595                 212,117
4.50%, 11/ 1/2009                                                          147,666                 143,948
4.50%, 12/ 1/2009                                                          355,666                 346,711
4.50%, 1/ 1/2010                                                           153,927                 149,609
4.50%, 2/ 1/2010                                                           519,634                 505,056

4.50%, 4/ 1/2010                                                           217,676                 213,265
4.50%, 9/ 1/2010                                                           358,322                 348,270
4.50%, 11/ 1/2010                                                          930,847                 904,734
4.50%, 2/ 1/2011                                                           143,076                 138,735
4.50%, 4/ 1/2011                                                           171,488                 166,285
4.50%, 6/ 1/2011                                                           549,608                 537,185
4.50%, 7/ 1/2011                                                           196,617                 190,651
4.50%, 10/ 1/2011                                                          334,132                 323,995
4.50%, 11/ 1/2011                                                          794,029                 769,938
6.50%, 4/ 1/2015                                                            10,808                  11,096
6.50%, 12/ 1/2015                                                           41,534                  42,404
7.00%, 12/ 1/2022                                                          171,059                 176,094
7.50%, 12/ 1/2029                                                            5,199                   5,427
7.25%, 12/ 1/2007                                                           14,284                  14,344
8.00%, 12/ 1/2011                                                            6,975                   7,083
4.61%, 1/ 1/2035 (b)                                                       493,371                 481,232
4.84%, 9/ 1/2035 (b)                                                       866,934                 853,354
                                                                                          -----------------
                                                                                                 6,867,259
                                                                                          -----------------
Federal National Mortgage Association (FNMA) (4.41%)
8.00%, 10/ 1/2006                                                              228                     228
5.50%, 2/ 1/2009                                                           198,852                 197,914
5.50%, 5/ 1/2009                                                             9,050                   9,008
5.50%, 10/ 1/2009                                                          110,253                 109,732
4.50%, 12/ 1/2009                                                           31,487                  30,665
4.50%, 3/ 1/2010                                                           281,898                 273,736
4.00%, 5/ 1/2010                                                           551,282                 527,085
4.50%, 5/ 1/2010                                                           100,457                  97,548
4.00%, 6/ 1/2010                                                           288,432                 275,772
4.00%, 7/ 1/2010                                                           325,625                 311,333
4.00%, 8/ 1/2010                                                           225,493                 215,595
4.50%, 8/ 1/2011                                                           448,792                 434,758
4.50%, 9/ 1/2011                                                           195,469                 189,356
8.50%, 5/ 1/2022                                                            43,932                  46,912
9.00%, 2/ 1/2025                                                            12,314                  13,334
8.00%, 5/ 1/2027                                                            11,933                  12,732
6.00%, 7/ 1/2028                                                            84,891                  84,878
7.50%, 10/ 1/2029                                                           21,748                  22,664
4.37%, 7/ 1/2034 (b)                                                       991,212                 969,955
4.28%, 8/ 1/2034 (b)                                                       553,985                 541,462
4.42%, 9/ 1/2034 (b)                                                       800,400                 782,157
4.50%, 1/ 1/2035 (b)                                                       734,074                 715,454
4.52%, 1/ 1/2035 (b)                                                       648,113                 654,848
3.89%, 2/ 1/2035 (b)                                                       715,296                 715,477
4.56%, 4/ 1/2035 (b)                                                       964,578                 942,968
3.61%, 6/ 1/2035 (b)                                                       508,729                 520,312
                                                                                          -----------------
                                                                                                 8,695,883
                                                                                          -----------------
U.S. Treasury (12.66%)
4.25%, 10/31/2007 (c)(e)                                                11,875,000              11,765,061
4.13%, 8/15/2008 (e)                                                     3,800,000               3,742,555
3.88%, 5/15/2010 (c)                                                     1,150,000               1,106,875
4.50%, 11/15/2010 (c)                                                      500,000                 491,660
4.88%, 2/15/2012 (e)                                                     3,325,000               3,312,791
4.38%, 8/15/2012 (c)                                                     2,850,000               2,759,156
4.50%, 2/15/2016 (c)                                                     1,900,000               1,817,172
                                                                                          -----------------
                                                                                                24,995,270
                                                                                          -----------------
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS                                  $        40,558,412
                                                                                          -----------------

SHORT TERM INVESTMENTS (0.45%)
Commercial Paper (0.45%)
Investment in Joint Trading Account; HSBC Funding
4.82%, 5/ 1/2006                                                           878,481                 878,481
                                                                                          -----------------
TOTAL SHORT TERM INVESTMENTS                                                           $           878,481
                                                                                          -----------------
MONEY MARKET FUNDS (7.83%)
BNY Institutional Cash Reserve Fund (f)                                 15,452,000              15,452,000
                                                                                          -----------------
TOTAL MONEY MARKET FUNDS                                                               $        15,452,000
                                                                                          -----------------
Total Investments                                                                      $       221,074,983
Liabilities in Excess of Other Assets, Net - (12.03)%                                         (23,740,336)
                                                                                          -----------------
TOTAL NET ASSETS - 100.00%                                                             $       197,334,647
                                                                                          =================
                                                                                          -----------------

                                                                                          =================

(a)   Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $17,342,062 or
      8.79% of net assets.


(b)   Variable Rate
(c)   Security or a portion of the security was on loan at the end of the period.
(d)   Market value is determined in accordance with procedures established in good faith by the Board of Directors.  At the end of the period, the value of these securities totaled $5,678,706 or 2.88% of net assets.

(e)   Security or a portion of the security was pledged as collateral for reverse repurchase agreements.  At the end of the period, the value of these securities totaled $11,241,398 or 5.70% of net assets.

(f)   Security was purchased with the cash proceeds from securities loans.


Unrealized Appreciation (Depreciation)
Unrealized Appreciation                          $           128,100
Unrealized Depreciation                                  (3,567,529)
                                                    -----------------
Net Unrealized Appreciation (Depreciation)               (3,439,429)
Cost for federal income tax purposes                     224,514,412


                    SCHEDULE OF TOTAL RETURN SWAP AGREEMENTS
                                                                                                                      Unrealized
                                                                                                Notional             Appreciation/
Description                                                                                      Amount              (Depreciation)
---------------------------------- -------------------------------------------------------- ----------------- ----- ----------------
Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a
floating rate                                                                            $         2,000,000         $      (7,707)
based on 1-month LIBOR with Morgan Stanley. Expires May 2006.



Portfolio Summary (unaudited)
------------------------------------------- -------- -----------------
Sector                                                        Percent
------------------------------------------- -------- -----------------
Mortgage Securities                                            39.80%
Financial                                                      22.45%
Asset Backed Securities                                        17.16%
Government                                                     13.08%
Communications                                                  4.35%
Utilities                                                       4.28%
Consumer, Non-cyclical                                          3.50%
Consumer, Cyclical                                              2.54%
Energy                                                          1.97%
Industrial                                                      1.75%
Technology                                                      0.64%
Basic Materials                                                 0.51%
Liabilities in Excess of Other Assets, Net                  (-12.03%)
                                                     -----------------
TOTAL NET ASSETS                                              100.00%
                                                     =================

Other Assets Summary (unaudited)
-------------------------------------------------
Asset Type                               Percent
-------------------------------------------------
Total Return Swaps                         0.00%



                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected  data for a share of Capital  Stock  outstanding  throughout  each year ended October 31 (except as noted):
                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
BOND & MORTGAGE SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.57     $ 10.86     $ 10.66      $ 10.59     $ 10.68     $ 10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.37        0.34         0.31        0.46        0.49
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.28)        0.20         0.11      (0.05)        0.64
                          Total From Investment Operations         0.05        0.09        0.54         0.42        0.41        1.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.37)      (0.34)       (0.35)      (0.44)      (0.49)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)          -
                         Total Dividends and Distributions       (0.20)      (0.38)      (0.34)       (0.35)      (0.50)      (0.49)
Net Asset Value, End of Period                                  $ 10.42     $ 10.57     $ 10.86      $ 10.66     $ 10.59     $ 10.68
Total Return..............................................     0.43%(d)       0.79%       5.17%        4.05%       4.08%   10.95%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $38,667     $35,016     $28,547      $14,430      $2,237      $2,669
     Ratio of Expenses to Average Net Assets.............. 1.19%(    e)       1.33%       1.15%        1.12%       1.12%    1.12%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.10%(e)       1.12%       1.12%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.93%(e)       3.47%       3.15%        2.92%       4.35%    5.03%(e)
     Portfolio Turnover Rate..............................    249.9%(e) 202.1%(  g)      150.5%        91.0%       46.7%   124.7%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
BOND & MORTGAGE SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.55     $ 10.84     $ 10.63      $ 10.57     $ 10.67     $ 10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.35        0.32         0.30        0.55        0.47
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.28)        0.21         0.10      (0.16)        0.63
                          Total From Investment Operations         0.04        0.07        0.53         0.40        0.39        1.10
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.35)      (0.32)       (0.34)      (0.43)      (0.47)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)          -
                         Total Dividends and Distributions       (0.19)      (0.36)      (0.32)       (0.34)      (0.49)      (0.47)
Net Asset Value, End of Period                                  $ 10.40     $ 10.55     $ 10.84      $ 10.63     $ 10.57     $ 10.67
Total Return..............................................     0.34%(d)       0.61%       5.09%        3.77%       3.80%   10.69%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $40,338     $39,797     $31,801      $12,537        $388      $2,669
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.51%       1.34%        1.30%       1.30%    1.30%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.28%(e)       1.30%       1.30%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.74%(e)       3.29%       2.95%        2.71%       4.27%    4.85%(e)
     Portfolio Turnover Rate..............................    249.9%(e)   202.1%(g)      150.5%        91.0%       46.7%   124.7%(e)


                                                                2006(a) 2005
BOND & MORTGAGE SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.61     $ 10.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.19        0.36
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.28)
                          Total From Investment Operations         0.03        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.34)
     Distributions from Realized Gains....................           -       (0.01)
                         Total Dividends and Distributions       (0.18)      (0.35)
Net Asset Value, End of Period                                  $ 10.46     $ 10.61
Total Return..............................................     0.27%(d)       0.66%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,187        $752
     Ratio of Expenses to Average Net Assets..............     1.48%(e)       1.67%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.41%(e)       1.43%
     Ratio of Net Investment Income to Average Net Assets.     3.64%(e)       3.27%
     Portfolio Turnover Rate..............................    249.9%(e)   202.1%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
BOND & MORTGAGE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.67     $ 10.94     $ 10.73      $ 10.66     $ 10.73     $ 10.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.38        0.32         0.28        0.40        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.17)      (0.28)        0.20         0.11          -         0.37
                          Total From Investment Operations         0.03        0.10        0.52         0.39        0.40        0.68
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.36)      (0.31)       (0.32)      (0.41)      (0.32)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)          -
                         Total Dividends and Distributions       (0.19)      (0.37)      (0.31)       (0.32)      (0.47)      (0.32)
Net Asset Value, End of Period                                  $ 10.51     $ 10.67     $ 10.94      $ 10.73     $ 10.66     $ 10.73
Total Return(j)...........................................     0.32%(d)       0.85%       4.94%        3.64%       3.86%    6.46%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $221,819    $211,273    $159,802     $110,398     $51,760      $7,941
     Ratio of Expenses to Average Net Assets..............     1.32%(e)       1.35%       1.36%        1.43%       1.50%    1.48%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.23%(e)       1.13%       1.32%           -%          -%       -%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....     1.35%(e)       1.52%       1.37%        1.48%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.80%(e)       3.46%       2.94%        2.65%       3.78%    4.41%(e)
     Portfolio Turnover Rate..............................    249.9%(e)   202.1%(g)      150.5%        91.0%       46.7%   124.7%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
BOND & MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.62     $ 10.90     $ 10.70      $ 10.63     $ 10.71     $ 10.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.44        0.40         0.38        0.50        0.37
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.17)      (0.28)        0.20         0.11      (0.02)        0.35
                          Total From Investment Operations         0.07        0.16        0.60         0.49        0.48        0.72
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.43)      (0.40)       (0.42)      (0.50)      (0.38)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)          -
                         Total Dividends and Distributions       (0.23)      (0.44)      (0.40)       (0.42)      (0.56)      (0.38)
Net Asset Value, End of Period                                  $ 10.46     $ 10.62     $ 10.90      $ 10.70     $ 10.63     $ 10.71
Total Return..............................................     0.62%(d)       1.45%       5.74%        4.63%       4.76%    6.92%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,098,277    $771,847    $373,880     $165,504     $42,163      $5,090
     Ratio of Expenses to Average Net Assets..............     0.62%(e)       0.77%       0.59%        0.55%       0.55%    0.55%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.53%(e)       0.55%       0.55%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.50%(e)       4.07%       3.71%        3.51%       4.72%    5.28%(e)
     Portfolio Turnover Rate..............................    249.9%(e)   202.1%(g)      150.5%        91.0%       46.7%   124.7%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
BOND & MORTGAGE SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.58     $ 10.87     $ 10.67      $ 10.60     $ 10.68     $ 10.05
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.41        0.37         0.35        0.48        0.50
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.29)        0.20         0.11      (0.02)        0.64
                          Total From Investment Operations         0.06        0.12        0.57         0.46        0.46        1.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.40)      (0.37)       (0.39)      (0.48)      (0.51)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)          -
                         Total Dividends and Distributions       (0.21)      (0.41)      (0.37)       (0.39)      (0.54)      (0.51)
Net Asset Value, End of Period                                  $ 10.43     $ 10.58     $ 10.87      $ 10.67     $ 10.60     $ 10.68
Total Return..............................................     0.58%(d)       1.10%       5.48%        4.37%       4.50%   11.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $81,739     $65,637     $43,420      $33,930      $8,142      $2,669
     Ratio of Expenses to Average Net Assets..............     0.88%(e)       1.02%       0.84%        0.81%       0.81%    0.81%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.79%(e)       0.81%       0.81%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.24%(e)       3.79%       3.46%        3.23%       4.51%    5.59%(e)
     Portfolio Turnover Rate..............................    249.9%(e)   202.1%(g)      150.5%        91.0%       46.7%   124.7%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
BOND & MORTGAGE SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.71     $ 10.99     $ 10.78      $ 10.65     $ 10.67     $ 10.05
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.40        0.36         0.34        1.08        0.50
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.28)        0.21         0.16      (0.58)        0.62
                          Total From Investment Operations         0.06        0.12        0.57         0.50        0.50        1.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.39)      (0.36)       (0.37)      (0.46)      (0.50)
     Distributions from Realized Gains....................           -       (0.01)          -            -       (0.06)          -
                         Total Dividends and Distributions       (0.21)      (0.40)      (0.36)       (0.37)      (0.52)      (0.50)
Net Asset Value, End of Period                                  $ 10.56     $ 10.71     $ 10.99      $ 10.78     $ 10.65     $ 10.67
Total Return..............................................     0.52%(d)       1.06%       5.39%        4.79%       4.96%   11.03%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,901      $8,635      $2,274         $912        $113      $2,668
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.15%       0.96%        0.93%       0.92%    0.93%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.91%(e)       0.93%       0.93%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.13%(e)       3.69%       3.35%        3.12%       4.69%    5.22%(e)
     Portfolio Turnover Rate..............................    249.9%(e)   202.1%(g)      150.5%        91.0%       46.7%   124.7%(e)

(a) Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares recognized $.01 of net investment income per share and incurred an unrealized gain of $.03, $.03, $.04, $.04 per share, respectively, from December 1, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(g) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(h) Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 and $.01 per share, respectively, from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated without the contingent deferred sales charge.

(k) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and March 1, 2004 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.23     $ 12.89     $ 12.07      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.08        0.06         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.25        1.39        1.07         2.03
                          Total From Investment Operations         1.29        1.47        1.13         2.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.07)      (0.04)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.24)      (0.13)      (0.31)           -
Net Asset Value, End of Period                                  $ 15.28     $ 14.23     $ 12.89      $ 12.07
Total Return..............................................     9.17%(d)      11.44%       9.55%    20.70%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $940         $34          $9         $121
     Ratio of Expenses to Average Net Assets.............. 1.16%(    e)       1.17%       1.17%     1.17%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.60%(e)       0.59%       0.44%     0.45%(e)
     Portfolio Turnover Rate..............................     76.5%(e) 86.7%(   f)      106.2%    109.2%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.18     $ 12.87     $ 12.05      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.04        0.03         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.22        1.40        1.08         2.03
                          Total From Investment Operations         1.27        1.44        1.11         2.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.07)      (0.02)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.22)      (0.13)      (0.29)           -
Net Asset Value, End of Period                                  $ 15.23     $ 14.18     $ 12.87      $ 12.05
Total Return..............................................     9.01%(d)      11.21%       9.37%    20.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,615        $253         $10         $120
     Ratio of Expenses to Average Net Assets..............     1.34%(e)       1.35%       1.35%     1.35%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.61%(e)       0.31%       0.26%     0.27%(e)
     Portfolio Turnover Rate..............................     76.5%(e)    86.7%(f)      106.2%    109.2%(e)


                                                                2006(a) 2005
DISCIPLINED LARGECAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.24     $ 12.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.25        1.34
                          Total From Investment Operations         1.27        1.41
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.06)
     Distributions from Realized Gains....................       (0.20)      (0.06)
                         Total Dividends and Distributions       (0.20)      (0.12)
Net Asset Value, End of Period                                  $ 15.31     $ 14.24
Total Return..............................................     8.98%(d)      10.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $223         $12
     Ratio of Expenses to Average Net Assets..............     1.47%(e)       1.48%
     Ratio of Net Investment Income to Average Net Assets.     0.33%(e)       0.48%
     Portfolio Turnover Rate..............................     76.5%(e)    86.7%(f)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.37     $ 12.95     $ 12.12      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.10        0.18        0.11         0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        1.37        1.10         2.02
                          Total From Investment Operations         1.34        1.55        1.21         2.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.07)      (0.11)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.33)      (0.13)      (0.38)           -
Net Asset Value, End of Period                                  $ 15.38     $ 14.37     $ 12.95      $ 12.12
Total Return..............................................     9.42%(d)      12.07%      10.22%    21.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $787,646    $523,512    $247,979      $11,910
     Ratio of Expenses to Average Net Assets..............     0.59%(e)       0.60%       0.60%     0.60%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.37%(e)       1.25%       0.89%     1.02%(e)
     Portfolio Turnover Rate..............................     76.5%(e)    86.7%(f)      106.2%    109.2%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.31     $ 12.93     $ 12.10      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.15        0.09         0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        1.36        1.09         2.03
                          Total From Investment Operations         1.32        1.51        1.18         2.10
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.07)      (0.08)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.29)      (0.13)      (0.35)           -
Net Asset Value, End of Period                                  $ 15.34     $ 14.31     $ 12.93      $ 12.10
Total Return..............................................     9.31%(d)      11.75%       9.94%    21.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $664         $20         $10         $121
     Ratio of Expenses to Average Net Assets..............     0.85%(e)       0.86%       0.86%     0.86%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.03%(e)       1.09%       0.75%     0.76%(e)
     Portfolio Turnover Rate..............................     76.5%(e)    86.7%(f)      106.2%    109.2%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
DISCIPLINED LARGECAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.28     $ 12.91     $ 12.08      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.09        0.08         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        1.41        1.09         2.02
                          Total From Investment Operations         1.31        1.50        1.17         2.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.07)      (0.07)           -
     Distributions from Realized Gains....................       (0.20)      (0.06)      (0.27)           -
                         Total Dividends and Distributions       (0.27)      (0.13)      (0.34)           -
Net Asset Value, End of Period                                  $ 15.32     $ 14.28     $ 12.91      $ 12.08
Total Return..............................................     9.28%(d)      11.68%       9.83%    20.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,770        $183          $9         $121
     Ratio of Expenses to Average Net Assets..............     0.97%(e)       0.98%       0.98%     0.98%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.54%(e)       0.66%       0.63%     0.64%(e)
     Portfolio Turnover Rate..............................     76.5%(e)    86.7%(f)      106.2%    109.2%(e)

(a) Six months ended April 30, 2006.

(b) Period from December 30, 2002, date operations commenced, through October 31, 2003.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
DIVERSIFIED INTERNATIONAL FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................     $ 11.38       $ 9.31      $ 8.00      $ 6.51      $ 7.40      $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.08        0.06        0.07      (0.02)         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        3.26         2.25        1.27        1.45      (0.87)       (2.83)
                          Total From Investment Operations        3.29         2.33        1.33        1.52      (0.89)       (2.79)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.02)       (0.05)      (0.02)      (0.03)          -            -
     Distributions from Realized Gains....................      (0.46)       (0.21)          -           -           -            -
                         Total Dividends and Distributions      (0.48)       (0.26)      (0.02)      (0.03)          -            -
Net Asset Value, End of Period                                 $ 14.19      $ 11.38      $ 9.31      $ 8.00      $ 6.51       $ 7.40
Total Return..............................................   29.83%(d)       25.38%      16.59%      23.36%    (12.03)%  (26.92)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $34,715      $13,847      $8,156      $4,173      $3,304         $926
     Ratio of Expenses to Average Net Assets.............. 1.46%(   e)        1.47%       1.46%       1.47%       1.47%     1.47%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -% 1.47%(   f)    1.47%(f)    1.47%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.47%(e)        0.79%       0.73%       0.95%       0.46%     0.79%(e)
     Portfolio Turnover Rate..............................   119.9%(e) 202.7%(   g) 160.2%(  h) 162.2%(  i)       71.4%     86.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
DIVERSIFIED INTERNATIONAL FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................     $ 11.30       $ 9.25      $ 7.96      $ 6.47      $ 7.38      $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.02         0.07        0.05        0.04      (0.02)         0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        3.24         2.23        1.24        1.47      (0.89)       (2.84)
                          Total From Investment Operations        3.26         2.30        1.29        1.51      (0.91)       (2.81)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.04)          -       (0.02)          -            -
     Distributions from Realized Gains....................      (0.46)       (0.21)          -           -           -            -
                         Total Dividends and Distributions      (0.46)       (0.25)          -       (0.02)          -            -
Net Asset Value, End of Period                                 $ 14.10      $ 11.30      $ 9.25      $ 7.96      $ 6.47       $ 7.38
Total Return..............................................   29.72%(d)       25.31%      16.23%      23.30%    (12.33)%  (27.12)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $16,999       $9,270      $5,573      $3,060      $3,172         $974
     Ratio of Expenses to Average Net Assets..............    1.64%(e)        1.65%       1.64%       1.65%       1.65%     1.65%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.65%(f)    1.65%(f)    1.65%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.25%(e)        0.64%       0.53%       0.61%       0.38%     0.60%(e)
     Portfolio Turnover Rate..............................   119.9%(e)    202.7%(g)   160.2%(h)   162.2%(i)       71.4%     86.8%(e)


                                                                2006(a) 2005
DIVERSIFIED INTERNATIONAL FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.37      $ 9.36
Income from Investment Operations:
     Net Investment Income (Operating Loss)(j)............         0.02        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.24        2.20
                          Total From Investment Operations         3.26        2.26
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)
     Distributions from Realized Gains....................       (0.46)      (0.21)
                         Total Dividends and Distributions       (0.46)      (0.25)
Net Asset Value, End of Period                                  $ 14.17     $ 11.37
Total Return..............................................    29.53%(d)      24.56%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,279        $319
     Ratio of Expenses to Average Net Assets..............     1.77%(e)       1.78%
     Ratio of Net Investment Income to Average Net Assets.     0.37%(e)       0.51%
     Portfolio Turnover Rate..............................    119.9%(e)   202.7%(g)


                                                               2006(a)         2005        2004        2003        2002      2001(k)
                                                               ----            ----        ----        ----        ----      ----
DIVERSIFIED INTERNATIONAL FUND
Class J shares
Net Asset Value, Beginning of Period......................     $ 11.32       $ 9.27      $ 7.98      $ 6.49      $ 7.42       $ 9.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01         0.06        0.03        0.02        0.01       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        3.25         2.24        1.26        1.47      (0.94)       (2.11)
                          Total From Investment Operations        3.26         2.30        1.29        1.49      (0.93)       (2.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.04)          -           -           -            -
     Distributions from Realized Gains....................      (0.46)       (0.21)          -           -           -            -
                         Total Dividends and Distributions      (0.46)       (0.25)          -           -           -            -
Net Asset Value, End of Period                                 $ 14.12      $ 11.32      $ 9.27      $ 7.98      $ 6.49       $ 7.42
Total Return(l)...........................................   29.67%(d)       25.24%      16.17%      22.98%    (12.53)%  (22.22)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $166,678     $105,345     $63,380     $33,430     $10,104       $2,165
     Ratio of Expenses to Average Net Assets..............    1.60%(e)        1.69%       1.78%       2.05%       1.85%     1.81%(e)
     Ratio of Gross Expenses to Average Net Assets(m).....       -%(e)           -%    1.79%(f)    2.15%(f)    1.85%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.23%(e)        0.61%       0.37%       0.24%       0.03%   (0.36)%(e)
     Portfolio Turnover Rate..............................   119.9%(e)    202.7%(g)   160.2%(h)   162.2%(i)       71.4%     86.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(k)
                                                               ----            ----        ----        ----        ----      ----
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period......................     $ 11.45       $ 9.32      $ 8.01      $ 6.52      $ 7.46       $ 9.54
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.06         0.14        0.11        0.06        0.02           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        3.27         2.25        1.26        1.50      (0.88)       (2.08)
                          Total From Investment Operations        3.33         2.39        1.37        1.56      (0.86)       (2.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.09)       (0.05)      (0.06)      (0.07)      (0.08)           -
     Distributions from Realized Gains....................      (0.46)       (0.21)          -           -           -            -
                         Total Dividends and Distributions      (0.55)       (0.26)      (0.06)      (0.07)      (0.08)           -
Net Asset Value, End of Period                                 $ 14.23      $ 11.45      $ 9.32      $ 8.01      $ 6.52       $ 7.46
Total Return..............................................   30.10%(d)       26.07%      17.24%      24.09%    (11.60)%  (21.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $44,550      $31,357     $15,831      $8,611     $20,504       $1,782
     Ratio of Expenses to Average Net Assets..............    0.90%(e)        0.90%       0.89%       0.90%       0.90%     0.90%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.90%(f)    0.90%(f)    0.90%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.88%(e)        1.37%       1.23%       0.91%       1.15%     0.34%(e)
     Portfolio Turnover Rate..............................   119.9%(e)    202.7%(g)   160.2%(h)   162.2%(i)       71.4%     86.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
DIVERSIFIED INTERNATIONAL FUND
Preferred shares
Net Asset Value, Beginning of Period......................     $ 11.43       $ 9.32      $ 8.01      $ 6.51      $ 7.41      $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.04         0.12        0.09        0.08      (0.01)         0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        3.28         2.25        1.26        1.47      (0.85)       (2.81)
                          Total From Investment Operations        3.32         2.37        1.35        1.55      (0.86)       (2.78)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.06)       (0.05)      (0.04)      (0.05)      (0.04)           -
     Distributions from Realized Gains....................      (0.46)       (0.21)          -           -           -            -
                         Total Dividends and Distributions      (0.52)       (0.26)      (0.04)      (0.05)      (0.04)           -
Net Asset Value, End of Period                                 $ 14.23      $ 11.43      $ 9.32      $ 8.01      $ 6.51       $ 7.41
Total Return..............................................   30.00%(d)       25.82%      16.93%      23.90%    (11.61)%  (26.82)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $38,426      $20,799     $10,120      $7,169      $4,166         $925
     Ratio of Expenses to Average Net Assets..............    1.16%(e)        1.16%       1.15%       1.16%       1.16%     1.16%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.16%(f)    1.16%(f)    1.16%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.71%(e)        1.12%       0.99%       1.15%       0.75%     0.21%(e)
     Portfolio Turnover Rate..............................   119.9%(e)    202.7%(g)   160.2%(h)   162.2%(i)       71.4%     86.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
DIVERSIFIED INTERNATIONAL FUND
Select shares
Net Asset Value, Beginning of Period......................     $ 11.52       $ 9.43      $ 8.08      $ 6.50      $ 7.41      $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.08         0.11        0.09        0.08      (0.01)         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        3.25         2.24        1.29        1.54      (0.87)       (2.83)
                          Total From Investment Operations        3.33         2.35        1.38        1.62      (0.88)       (2.78)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.04)       (0.05)      (0.03)      (0.04)      (0.03)           -
     Distributions from Realized Gains....................      (0.46)       (0.21)          -           -           -            -
                         Total Dividends and Distributions      (0.50)       (0.26)      (0.03)      (0.04)      (0.03)           -
Net Asset Value, End of Period                                 $ 14.35      $ 11.52      $ 9.43      $ 8.08      $ 6.50       $ 7.41
Total Return..............................................   29.87%(d)       25.28%      17.14%      25.01%    (11.96)%  (26.82)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $7,483         $772      $1,431         $60      $2,381         $927
     Ratio of Expenses to Average Net Assets..............    1.27%(e)        1.28%       1.28%       1.28%       1.28%     1.28%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.28%(f)    1.28%(f)    1.28%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.24%(e)        1.06%       1.03%       1.03%       0.76%     0.98%(e)
     Portfolio Turnover Rate..............................   119.9%(e)    202.7%(g)   160.2%(h)   162.2%(i)       71.4%     86.8%(e)

(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.18 per share from November 28, 2000 through December 5, 2000.

(c)
     Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Expense ratio without commission rebates.

(g) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(h) Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.

(i)  Portfolio  turnover  rate excludes  approximately  $8,876,000 of securities
     from  the   acquisitions   of  European  Fund,   Pacific  Basin  Fund,  and
     International SmallCap Fund and $5,654,000 from portfolio realignment.

(j)  Calculated based on average shares outstanding during the period.

(k) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

(l)  Total return is calculated without the contingent deferred sales charge.

(m) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.06     $ 10.33     $ 10.31      $ 10.55     $ 10.52     $ 10.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.34        0.30         0.29        0.75        0.51
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.13)      (0.28)        0.09       (0.16)      (0.23)        0.45
                          Total From Investment Operations         0.05        0.06        0.39         0.13        0.52        0.96
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.33)      (0.37)       (0.37)      (0.49)      (0.50)
                         Total Dividends and Distributions       (0.19)      (0.33)      (0.37)       (0.37)      (0.49)      (0.50)
Net Asset Value, End of Period                                   $ 9.92     $ 10.06     $ 10.33      $ 10.31     $ 10.55     $ 10.52
Total Return..............................................     0.46%(d)       0.57%       3.89%        1.22%       5.09%    9.38%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,371      $5,266      $2,980       $1,101        $236      $2,630
     Ratio of Expenses to Average Net Assets.............. 1.09%(    e)       0.99%       0.97%        0.97%       0.97%    0.97%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.97%(e)       0.97%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.71%(e)       3.28%       2.90%        2.78%       4.77%    5.29%(e)
     Portfolio Turnover Rate..............................    254.3%(e) 542.3%(  g)       95.2%       219.5%       49.9%    36.1%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.06     $ 10.33     $ 10.31      $ 10.55     $ 10.51     $ 10.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.32        0.28         0.28        0.52        0.49
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.14)      (0.28)        0.10       (0.17)      (0.01)        0.45
                          Total From Investment Operations         0.04        0.04        0.38         0.11        0.51        0.94
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.31)      (0.36)       (0.35)      (0.47)      (0.49)
                         Total Dividends and Distributions       (0.18)      (0.31)      (0.36)       (0.35)      (0.47)      (0.49)
Net Asset Value, End of Period                                   $ 9.92     $ 10.06     $ 10.33      $ 10.31     $ 10.55     $ 10.51
Total Return..............................................     0.37%(d)       0.39%       3.71%        1.04%       5.00%    9.13%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,704      $7,427      $6,096       $4,020        $582      $2,657
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.17%       1.15%        1.15%       1.15%    1.15%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.15%(e)       1.15%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.51%(e)       3.09%       2.76%        2.60%       4.55%    5.12%(e)
     Portfolio Turnover Rate..............................    254.3%(e)   542.3%(g)       95.2%       219.5%       49.9%    36.1%(e)


                                                                2006(a) 2005
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.36
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.17        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.14)      (0.26)
                          Total From Investment Operations         0.03        0.05
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.30)
                         Total Dividends and Distributions       (0.17)      (0.30)
Net Asset Value, End of Period                                   $ 9.97     $ 10.11
Total Return..............................................     0.30%(d)       0.45%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $508        $177
     Ratio of Expenses to Average Net Assets..............     1.40%(e)       1.31%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.28%(e)       1.28%
     Ratio of Net Investment Income to Average Net Assets.     3.43%(e)       3.01%
     Portfolio Turnover Rate..............................    254.3%(e)   542.3%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.13     $ 10.40     $ 10.37      $ 10.60     $ 10.55     $ 10.26
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.32        0.28         0.25        0.40        0.32
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.14)      (0.28)        0.09       (0.15)        0.10        0.30
                          Total From Investment Operations         0.04        0.04        0.37         0.10        0.50        0.62
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.31)      (0.34)       (0.33)      (0.45)      (0.33)
                         Total Dividends and Distributions       (0.18)      (0.31)      (0.34)       (0.33)      (0.45)      (0.33)
Net Asset Value, End of Period                                   $ 9.99     $ 10.13     $ 10.40      $ 10.37     $ 10.60     $ 10.55
Total Return(j)...........................................     0.37%(d)       0.37%       3.59%        0.93%       4.87%    6.07%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $104,896    $108,545    $101,937      $89,856     $44,955      $4,397
     Ratio of Expenses to Average Net Assets..............     1.23%(e)       1.18%       1.18%        1.36%       1.35%    1.32%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.12%(e)       1.17%          -%           -%          -%       -%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....     1.23%(e)       1.18%       1.18%        1.36%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.54%(e)       3.07%       2.74%        2.40%       4.02%    4.88%(e)
     Portfolio Turnover Rate..............................    254.3%(e)   542.3%(g)       95.2%       219.5%       49.9%    36.1%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.10     $ 10.37     $ 10.35      $ 10.60     $ 10.55     $ 10.26
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.39        0.37         0.36        0.50        0.38
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.13)      (0.27)        0.08       (0.18)        0.09        0.30
                          Total From Investment Operations         0.08        0.12        0.45         0.18        0.59        0.68
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.39)      (0.43)       (0.43)      (0.54)      (0.39)
                         Total Dividends and Distributions       (0.22)      (0.39)      (0.43)       (0.43)      (0.54)      (0.39)
Net Asset Value, End of Period                                   $ 9.96     $ 10.10     $ 10.37      $ 10.35     $ 10.60     $ 10.55
Total Return..............................................     0.74%(d)       1.14%       4.47%        1.70%       5.86%    6.72%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $10         $10         $10          $10     $20,777      $3,390
     Ratio of Expenses to Average Net Assets..............     0.52%(e)       0.41%       0.40%        0.40%       0.40%    0.40%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.40%(e)       0.40%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.25%(e)       3.84%       3.52%        3.45%       5.06%    5.86%(e)
     Portfolio Turnover Rate..............................    254.3%(e)   542.3%(g)       95.2%       219.5%       49.9%    36.1%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.08     $ 10.35     $ 10.34      $ 10.57     $ 10.52     $ 10.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.37        0.34         0.32        0.48        0.51
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.14)      (0.28)        0.08       (0.15)        0.09        0.48
                          Total From Investment Operations         0.06        0.09        0.42         0.17        0.57        0.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.36)      (0.41)       (0.40)      (0.52)      (0.53)
                         Total Dividends and Distributions       (0.20)      (0.36)      (0.41)       (0.40)      (0.52)      (0.53)
Net Asset Value, End of Period                                   $ 9.94     $ 10.08     $ 10.35      $ 10.34     $ 10.57     $ 10.52
Total Return..............................................     0.61%(d)       0.87%       4.11%        1.63%       5.61%    9.63%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $11,909     $11,031      $7,084       $4,853      $1,599      $2,643
     Ratio of Expenses to Average Net Assets..............     0.77%(e)       0.68%       0.66%        0.66%       0.66%    0.66%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.66%(e)       0.66%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.01%(e)       3.58%       3.26%        3.09%       4.96%    5.74%(e)
     Portfolio Turnover Rate..............................    254.3%(e)   542.3%(g)       95.2%       219.5%       49.9%    36.1%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
GOVERNMENT & HIGH QUALITY BOND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.08     $ 10.35     $ 10.33      $ 10.57     $ 10.52     $ 10.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.19        0.36        0.32         0.30        1.18        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.13)      (0.28)        0.09       (0.15)      (0.62)        0.46
                          Total From Investment Operations         0.06        0.08        0.41         0.15        0.56        0.98
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.35)      (0.39)       (0.39)      (0.51)      (0.52)
                         Total Dividends and Distributions       (0.20)      (0.35)      (0.39)       (0.39)      (0.51)      (0.52)
Net Asset Value, End of Period                                   $ 9.94     $ 10.08     $ 10.35      $ 10.33     $ 10.57     $ 10.52
Total Return..............................................     0.56%(d)       0.76%       4.08%        1.41%       5.48%    9.53%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,017      $2,046      $1,140         $745        $106      $2,630
     Ratio of Expenses to Average Net Assets..............     0.89%(e)       0.80%       0.78%        0.78%       0.77%    0.78%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.78%(e)       0.78%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.88%(e)       3.48%       3.12%        3.00%       4.97%    5.48%(e)
     Portfolio Turnover Rate..............................    254.3%(e)   542.3%(g)       95.2%       219.5%       49.9%    36.1%(e)

(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.05 per share from December 1, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(g) Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each recognized $.01 of net investment income per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003, decreased on March 1, 2004 and ceased on February 28, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.53     $ 10.62     $ 10.55      $ 10.54     $ 10.65     $ 10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.33        0.30         0.39        0.49        0.51
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.24)        0.18         0.02      (0.03)        0.61
                          Total From Investment Operations         0.04        0.09        0.48         0.41        0.46        1.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.12)      (0.33)       (0.40)      (0.48)      (0.51)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)          -
                         Total Dividends and Distributions       (0.27)      (0.18)      (0.41)       (0.40)      (0.57)        0.51
Net Asset Value, End of Period                                  $ 10.30     $ 10.53     $ 10.62      $ 10.55     $ 10.54     $ 10.65
Total Return..............................................     0.38%(d)       0.90%       4.68%        3.97%       4.61%   10.99%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $46,113     $39,642     $35,407         $818      $1,932      $2,662
     Ratio of Expenses to Average Net Assets.............. 1.40%(    e)       1.23%       1.01%        0.97%       0.97%    0.97%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.97%(e)       0.97%       0.97%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.84%(e)       3.15%       2.88%        3.73%       4.67%    5.33%(e)
     Portfolio Turnover Rate..............................    240.5%(e) 177.4%(  g)      152.5%        71.3%       60.8%    80.3%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.51     $ 10.61     $ 10.54      $ 10.54     $ 10.65     $ 10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.19        0.32        0.29         0.38        0.48        0.49
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.17)      (0.24)        0.18         0.01      (0.04)        0.61
                          Total From Investment Operations         0.02        0.08        0.47         0.39        0.44        1.10
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.12)      (0.32)       (0.39)      (0.46)      (0.49)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)          -
                         Total Dividends and Distributions       (0.25)      (0.18)      (0.40)       (0.39)      (0.55)      (0.49)
Net Asset Value, End of Period                                  $ 10.28     $ 10.51     $ 10.61      $ 10.54     $ 10.54     $ 10.65
Total Return..............................................     0.20%(d)       0.74%       4.50%        3.69%       4.43%   10.84%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,493      $5,503      $1,921         $802      $1,668      $2,881
     Ratio of Expenses to Average Net Assets..............     1.58%(e)       1.44%       1.19%        1.15%       1.15%    1.15%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.15%(e)       1.15%       1.15%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.66%(e)       3.04%       2.78%        3.55%       4.51%    5.15%(e)
     Portfolio Turnover Rate..............................    240.5%(e)   177.4%(g)      152.5%        71.3%       60.8%    80.3%(e)


                                                                2006(a) 2005
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.60     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.19        0.32
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.18)      (0.24)
                          Total From Investment Operations         0.01        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.11)
     Distributions from Realized Gains....................       (0.01)      (0.06)
                         Total Dividends and Distributions       (0.24)      (0.17)
Net Asset Value, End of Period                                  $ 10.37     $ 10.60
Total Return..............................................     0.05%(d)       0.79%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $472        $102
     Ratio of Expenses to Average Net Assets..............     1.71%(e)       1.61%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.28%(e)       1.28%
     Ratio of Net Investment Income to Average Net Assets.     3.61%(e)       2.99%
     Portfolio Turnover Rate..............................    240.5%(e)   177.4%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.59     $ 10.68     $ 10.59      $ 10.58     $ 10.69     $ 10.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.33        0.28         0.35        0.43        0.33
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.17)      (0.25)        0.18         0.02      (0.01)        0.37
                          Total From Investment Operations         0.03        0.08        0.46         0.37        0.42        0.70
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.11)      (0.29)       (0.36)      (0.44)      (0.34)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)          -
                         Total Dividends and Distributions       (0.26)      (0.17)      (0.37)       (0.36)      (0.53)      (0.34)
Net Asset Value, End of Period                                  $ 10.36     $ 10.59     $ 10.68      $ 10.59     $ 10.58     $ 10.69
Total Return(j)...........................................     0.30%(d)       0.80%       4.42%        3.55%       4.20%    6.67%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $36,249     $36,958     $21,841      $17,476      $9,630      $1,334
     Ratio of Expenses to Average Net Assets..............     1.35%(e)       1.35%       1.30%        1.39%       1.35%    1.33%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.92%(e)       1.08%       1.26%           -%          -%       -%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....     1.67%(e)       1.52%       1.30%        1.50%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.89%(e)       3.08%       2.69%        3.31%       4.18%    4.85%(e)
     Portfolio Turnover Rate..............................    240.5%(e)   177.4%(g)      152.5%        71.3%       60.8%    80.3%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.66     $ 10.71     $ 10.64      $ 10.62     $ 10.69     $ 10.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.23        0.41        0.38         0.46        0.54        0.41
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.17)      (0.26)        0.16         0.02        0.02        0.35
                          Total From Investment Operations         0.06        0.15        0.54         0.48        0.56        0.76
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.14)      (0.39)       (0.46)      (0.54)      (0.40)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)          -
                         Total Dividends and Distributions       (0.33)      (0.20)      (0.47)       (0.46)      (0.63)      (0.40)
Net Asset Value, End of Period                                  $ 10.39     $ 10.66     $ 10.71      $ 10.64     $ 10.62     $ 10.69
Total Return..............................................     0.57%(d)       1.46%       5.23%        4.62%       5.56%    7.33%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,433      $2,494         $10          $10         $10         $10
     Ratio of Expenses to Average Net Assets..............     0.83%(e)       0.72%       0.43%        0.40%       0.40%    0.40%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.40%(e)       0.40%       0.40%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.45%(e)       3.90%       3.56%        4.32%       5.22%    5.84%(e)
     Portfolio Turnover Rate..............................    240.5%(e)   177.4%(g)      152.5%        71.3%       60.8%    80.3%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.57     $ 10.64     $ 10.57      $ 10.56     $ 10.67     $ 10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.37        0.34         0.43        0.51        0.50
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.25)        0.18         0.02      (0.02)        0.66
                          Total From Investment Operations         0.06        0.12        0.52         0.45        0.49        1.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.13)      (0.37)       (0.44)      (0.51)      (0.53)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)          -
                         Total Dividends and Distributions       (0.31)      (0.19)      (0.45)       (0.44)      (0.60)      (0.53)
Net Asset Value, End of Period                                  $ 10.32     $ 10.57     $ 10.64      $ 10.57     $ 10.56     $ 10.67
Total Return..............................................     0.50%(d)       1.19%       4.99%        4.28%       4.93%   11.45%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $29,412     $25,333     $11,918       $6,339      $6,195      $2,667
     Ratio of Expenses to Average Net Assets..............     1.09%(e)       0.92%       0.70%        0.66%       0.66%    0.66%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.66%(e)       0.66%       0.66%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.16%(e)       3.48%       3.27%        4.05%       4.90%    5.65%(e)
     Portfolio Turnover Rate..............................    240.5%(e)   177.4%(g)      152.5%        71.3%       60.8%    80.3%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
HIGH QUALITY INTERMEDIATE-TERM BOND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.54     $ 10.62     $ 10.55      $ 10.54     $ 10.65     $ 10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.37        0.33         0.41        0.52        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.16)      (0.26)        0.17         0.02      (0.04)        0.61
                          Total From Investment Operations         0.05        0.11        0.50         0.43        0.48        1.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.13)      (0.35)       (0.42)      (0.50)      (0.52)
     Distributions from Realized Gains....................       (0.01)      (0.06)      (0.08)           -       (0.09)          -
                         Total Dividends and Distributions       (0.29)      (0.19)      (0.43)       (0.42)      (0.59)      (0.52)
Net Asset Value, End of Period                                  $ 10.30     $ 10.54     $ 10.62      $ 10.55     $ 10.54     $ 10.65
Total Return..............................................     0.47%(d)       1.06%       4.88%        4.17%       4.81%   11.15%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,103        $881         $12          $11      $1,483      $2,662
     Ratio of Expenses to Average Net Assets..............     1.21%(e)       1.12%       0.81%        0.78%       0.77%    0.78%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.78%(e)       0.78%       0.78%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.03%(e)       3.55%       3.18%        3.92%       4.89%    5.52%(e)
     Portfolio Turnover Rate..............................    240.5%(e)   177.4%(g)      152.5%        71.3%       60.8%    80.3%(e)

(a) Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.03 per share from November 30, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(g) Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated without the contingent deferred sales charge.

(k) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003, decreased on March 1, 2004, and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                  2006(a)      2005(b)
                                                                  ----         ----
HIGH YIELD FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.24     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.36        0.54
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.11      (0.30)
                          Total From Investment Operations         0.47        0.24
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.45)          -
                         Total Dividends and Distributions       (0.45)          -
Net Asset Value, End of Period                                  $ 10.26     $ 10.24
Total Return..............................................     4.70%(d)    2.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $85,332     $71,355
     Ratio of Expenses to Average Net Assets.............. 0.65%(    e)    0.65%(e)
     Ratio of Net Investment Income to Average Net Assets.     7.09%(e)    6.29%(e)
     Portfolio Turnover Rate..............................     90.3%(e)    93.2%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                  2006(a)      2005(b)
                                                                  ----         ----
INFLATION PROTECTION FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.34
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.19)      (0.24)
                          Total From Investment Operations       (0.11)        0.10
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.30)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.19)      (0.30)
Net Asset Value, End of Period                                   $ 9.50      $ 9.80

Total Return..............................................       (1.23)%(d)    1.01%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $640         $26
     Ratio of Expenses to Average Net Assets..............        2.41%(e)     1.90%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.97%(e)    0.97%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.57%(e)    4.10%(e)
     Portfolio Turnover Rate..............................     48.2%(e)    45.5%(e)


                                                                  2006(a)      2005(b)
                                                                  ----         ----
INFLATION PROTECTION FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.79     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.19)      (0.23)
                          Total From Investment Operations       (0.13)        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.29)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.18)      (0.29)
Net Asset Value, End of Period                                   $ 9.48      $ 9.79

Total Return..............................................      (1.38)%(d)    0.79%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $519         $12
     Ratio of Expenses to Average Net Assets..............     2.59%(e)    1.98%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.15%(e)    1.15%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.34%(e)    3.73%(e)
     Portfolio Turnover Rate..............................     48.2%(e)    45.5%(e)


                                                                  2006(a)      2005(b)
                                                                  ----         ----
INFLATION PROTECTION FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.79     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.17        0.30
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.29)      (0.23)
                          Total From Investment Operations       (0.12)        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.28)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.18)      (0.28)
Net Asset Value, End of Period                                   $ 9.49      $ 9.79

Total Return..............................................    (1.31)%(d)    0.70%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $30         $11
     Ratio of Expenses to Average Net Assets..............     2.70%(e)    2.13%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.28%(e)    1.28%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.64%(e)    3.53%(e)
     Portfolio Turnover Rate..............................     48.2%(e)    45.5%(e)


                                                                  2006(a)      2005(b)
                                                                  ----         ----
INFLATION PROTECTION FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.81     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.46
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.28)      (0.32)
                          Total From Investment Operations       (0.08)        0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.33)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.20)      (0.33)
Net Asset Value, End of Period                                   $ 9.53      $ 9.81

Total Return(g)...........................................      (0.85)%(d)    1.38%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,734      $3,728
     Ratio of Expenses to Average Net Assets..............     1.28%(e)    1.35%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.77%(e)    0.33%(e)
     Ratio of Gross Expenses to Average Net Assets(h).....     3.16%(e)    4.24%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.07%(e)    5.46%(e)
     Portfolio Turnover Rate..............................     48.2%(e)    45.5%(e)


                                                                  2006(a)      2005(b)
                                                                  ----         ----
INFLATION PROTECTION FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.81     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.45
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.28)      (0.30)
                          Total From Investment Operations       (0.10)        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.34)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.20)      (0.34)
Net Asset Value, End of Period                                   $ 9.51      $ 9.81

Total Return..............................................     (1.05)%(d)    1.49%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $83,370     $70,984
     Ratio of Expenses to Average Net Assets..............     1.79%(e)    1.36%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.40%(e)    0.40%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.73%(e)    5.32%(e)
     Portfolio Turnover Rate..............................     48.2%(e)    45.5%(e)


                                                                  2006(a)      2005(b)
                                                                  ----         ----
INFLATION PROTECTION FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.17        0.31
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.28)      (0.19)
                          Total From Investment Operations       (0.11)        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.32)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.19)      (0.32)
Net Asset Value, End of Period                                   $ 9.50      $ 9.80

Total Return..............................................     (1.14)%(d)    1.22%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $79         $73
     Ratio of Expenses to Average Net Assets..............     2.05%(e)    1.69%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.66%(e)    0.66%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.51%(e)    3.67%(e)
     Portfolio Turnover Rate..............................     48.2%(e)    45.5%(e)


                                                                  2006(a)      2005(b)
                                                                  ----         ----
INFLATION PROTECTION FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.16        0.44
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.27)      (0.32)
                          Total From Investment Operations       (0.11)        0.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.32)
     Distributions from Realized Gains....................       (0.01)          -
                         Total Dividends and Distributions       (0.19)      (0.32)
Net Asset Value, End of Period                                   $ 9.50      $ 9.80

Total Return..............................................    (1.18)%(d)    1.14%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $392         $76
     Ratio of Expenses to Average Net Assets..............     2.17%(e)    1.83%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.78%(e)    0.78%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.33%(e)    5.26%(e)
     Portfolio Turnover Rate..............................     48.2%(e)    45.5%(e)

(a)  Six months ended April 30, 2006.

(b) Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(g)  Total return is calculated without the contingent deferred sales charge.

(h) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit ceased on February 28, 2006. The contractual expense limt began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................     $ 19.27      $ 15.09     $ 13.00      $ 8.74      $ 8.32      $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.06         0.24        0.08        0.08          -          0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        7.42         5.10        2.09        4.18        0.46       (1.97)
                          Total From Investment Operations        7.48         5.34        2.17        4.26        0.46       (1.90)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.06)           -       (0.08)          -       (0.04)       (0.02)
     Distributions from Realized Gains....................      (1.93)       (1.16)          -           -           -            -
                         Total Dividends and Distributions      (1.99)       (1.16)      (0.08)          -       (0.04)       (0.02)
Net Asset Value, End of Period                                 $ 24.76      $ 19.27     $ 15.09     $ 13.00      $ 8.74       $ 8.32
Total Return..............................................   41.58%(d)       37.21%      16.80%      48.74%       5.53%  (19.24)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $5,154       $2,932      $3,143      $2,484      $1,543       $1,041
     Ratio of Expenses to Average Net Assets.............. 1.92%(   e)        1.92%       1.91%       1.92%       1.92%     1.92%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -% 1.92%(   f)    1.92%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.52%(e)        1.40%       0.59%       0.76%       0.10%     0.90%(e)
     Portfolio Turnover Rate..............................   149.3%(e) 181.2%(   g)      146.9%      144.7%      151.0%    156.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................     $ 19.17      $ 15.05     $ 12.96      $ 8.73      $ 8.31      $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.21        0.06        0.06          -          0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        7.39         5.07        2.09        4.17        0.45       (1.97)
                          Total From Investment Operations        7.42         5.28        2.15        4.23        0.45       (1.91)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.02)           -       (0.06)          -       (0.03)       (0.02)
     Distributions from Realized Gains....................      (1.93)       (1.16)          -           -           -            -
                         Total Dividends and Distributions      (1.95)       (1.16)      (0.06)          -       (0.03)       (0.02)
Net Asset Value, End of Period                                 $ 24.64      $ 19.17     $ 15.05     $ 12.96      $ 8.73       $ 8.31
Total Return..............................................   41.46%(d)       36.90%      16.65%      48.45%       5.34%  (19.33)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $2,371       $1,477      $1,928      $1,630      $1,093       $1,040
     Ratio of Expenses to Average Net Assets..............    2.10%(e)        2.10%       2.09%       2.10%       2.10%     2.10%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    2.10%(f)    2.10%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.24%(e)        1.21%       0.41%       0.59%          -%     0.73%(e)
     Portfolio Turnover Rate..............................   149.3%(e)    181.2%(g)      146.9%      144.7%      151.0%    156.3%(e)


                                                                2006(a) 2005
INTERNATIONAL EMERGING MARKETS FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 19.29     $ 15.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.06        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         7.40        5.15
                          Total From Investment Operations         7.46        5.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.93)      (1.16)
                         Total Dividends and Distributions       (1.93)      (1.16)
Net Asset Value, End of Period                                  $ 24.82     $ 19.29
Total Return..............................................    41.36%(d)      36.15%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $890         $79
     Ratio of Expenses to Average Net Assets..............     2.23%(e)       2.23%
     Ratio of Net Investment Income to Average Net Assets.     0.52%(e)       0.43%
     Portfolio Turnover Rate..............................    149.3%(e)   181.2%(g)


                                                               2006(a)         2005        2004        2003        2002      2001(i)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
Net Asset Value, Beginning of Period......................     $ 18.95      $ 14.90     $ 12.82      $ 8.68      $ 8.26      $ 10.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.04         0.17        0.01          -       (0.02)         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        7.30         5.04        2.07        4.14        0.45       (2.04)
                          Total From Investment Operations        7.34         5.21        2.08        4.14        0.43       (2.03)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.01)           -           -           -       (0.01)           -
     Distributions from Realized Gains....................      (1.93)       (1.16)          -           -           -            -
                         Total Dividends and Distributions      (1.94)       (1.16)          -           -       (0.01)           -
Net Asset Value, End of Period                                 $ 24.35      $ 18.95     $ 14.90     $ 12.82      $ 8.68       $ 8.26
Total Return(j)...........................................   41.49%(d)       36.79%      16.26%      47.70%       5.17%  (19.41)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $131,253      $68,971     $25,631      $8,956      $2,240         $347
     Ratio of Expenses to Average Net Assets..............    2.06%(e)        2.22%       2.39%       2.65%       2.30%     2.26%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....       -%(e)           -%    2.40%(f)    3.31%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.37%(e)        1.00%       0.10%       0.05%     (0.28)%     0.42%(e)
     Portfolio Turnover Rate..............................   149.3%(e)    181.2%(g)      146.9%      144.7%      151.0%    156.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(i)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
Net Asset Value, Beginning of Period......................     $ 19.46      $ 15.16     $ 13.06      $ 8.72      $ 8.31      $ 10.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.13         0.28        0.16        0.03        0.09         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        7.48         5.18        2.10        4.31        0.42       (2.03)
                          Total From Investment Operations        7.61         5.46        2.26        4.34        0.51       (1.98)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.17)           -       (0.16)          -       (0.10)           -
     Distributions from Realized Gains....................      (1.93)       (1.16)          -           -           -            -
                         Total Dividends and Distributions      (2.10)       (1.16)      (0.16)          -       (0.10)           -
Net Asset Value, End of Period                                 $ 24.97      $ 19.46     $ 15.16     $ 13.06      $ 8.72       $ 8.31
Total Return..............................................   42.04%(d)       37.88%      17.46%      49.77%       6.03%  (18.93)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $5,340       $1,507         $15         $13      $2,517         $314
     Ratio of Expenses to Average Net Assets..............    1.35%(e)        1.35%       1.34%       1.35%       1.35%     1.35%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.35%(f)    1.35%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.20%(e)        1.47%       1.16%       0.34%       0.73%     3.65%(e)
     Portfolio Turnover Rate..............................   149.3%(e)    181.2%(g)      146.9%      144.7%      151.0%    156.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
Preferred shares
Net Asset Value, Beginning of Period......................     $ 19.43      $ 15.17     $ 13.07      $ 8.76      $ 8.33      $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.09         0.28        0.13        0.10        0.05         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        7.48         5.14        2.10        4.21        0.45       (1.97)
                          Total From Investment Operations        7.57         5.42        2.23        4.31        0.50       (1.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.12)           -       (0.13)          -       (0.07)       (0.02)
     Distributions from Realized Gains....................      (1.93)       (1.16)          -           -           -            -
                         Total Dividends and Distributions      (2.05)       (1.16)      (0.13)          -       (0.07)       (0.02)
Net Asset Value, End of Period                                 $ 24.95      $ 19.43     $ 15.17     $ 13.07      $ 8.76       $ 8.33
Total Return..............................................   41.80%(d)       37.57%      17.14%      49.20%       5.97%  (19.22)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $10,838       $5,847      $3,430      $2,506      $1,102       $1,042
     Ratio of Expenses to Average Net Assets..............    1.61%(e)        1.61%       1.60%       1.61%       1.61%     1.61%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.61%(f)    1.61%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.82%(e)        1.62%       0.90%       1.01%       0.49%     0.69%(e)
     Portfolio Turnover Rate..............................   149.3%(e)    181.2%(g)      146.9%      144.7%      151.0%    156.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL EMERGING MARKETS FUND
Select shares
Net Asset Value, Beginning of Period......................     $ 19.39      $ 15.16     $ 13.05      $ 8.76      $ 8.33      $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.28        0.11        0.10        0.04         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        7.54         5.11        2.11        4.19        0.45       (1.97)
                          Total From Investment Operations        7.57         5.39        2.22        4.29        0.49       (1.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.10)           -       (0.11)          -       (0.06)       (0.02)
     Distributions from Realized Gains....................      (1.93)       (1.16)          -           -           -            -
                         Total Dividends and Distributions      (2.03)       (1.16)      (0.11)          -       (0.06)       (0.02)
Net Asset Value, End of Period                                 $ 24.93      $ 19.39     $ 15.16     $ 13.05      $ 8.76       $ 8.33
Total Return..............................................   41.85%(d)       37.39%      17.11%      48.97%       5.85%  (19.14)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $1,438       $1,061      $1,896      $1,633      $1,095       $1,043
     Ratio of Expenses to Average Net Assets..............    1.73%(e)        1.73%       1.72%       1.73%       1.72%     1.73%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.73%(f)    1.73%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.30%(e)        1.61%       0.78%       0.96%       0.38%     1.09%(e)
     Portfolio Turnover Rate..............................   149.3%(e)    181.2%(g)      146.9%      144.7%      151.0%    156.3%(e)

(a) Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.23 per share from November 30, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.06 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated without the contingent deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................     $ 11.68      $ 10.31      $ 8.58      $ 6.83      $ 7.55      $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.08        0.08        0.05        0.02       (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.85         2.26        1.70        1.70      (0.70)       (2.56)
                          Total From Investment Operations        2.88         2.34        1.78        1.75      (0.68)       (2.63)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.05)       (0.10)      (0.05)          -       (0.04)           -
     Distributions from Realized Gains....................      (0.99)       (0.87)          -           -           -            -
                         Total Dividends and Distributions      (1.04)       (0.97)      (0.05)          -       (0.04)           -
Net Asset Value, End of Period                                 $ 13.52      $ 11.68     $ 10.31      $ 8.58      $ 6.83       $ 7.55
Total Return..............................................   26.26%(d)       24.03%      20.81%      25.62%     (9.07)%  (25.76)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $24,379      $10,090      $5,301      $2,591      $1,405         $756
     Ratio of Expenses to Average Net Assets.............. 1.56%(   e)        1.57%       1.57%       1.57%       1.57%     1.57%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%          -%    1.57%(f) 1.57%(   f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.49%(e)        0.70%       0.86%       0.65%       0.10%     0.34%(e)
     Portfolio Turnover Rate..............................   128.6%(e)       139.5%      156.2%      135.3%       96.9%    143.1%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................     $ 11.16       $ 9.91      $ 8.25      $ 6.58      $ 7.53      $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01         0.06        0.06        0.05      (0.08)       (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.72         2.15        1.64        1.62      (0.84)       (2.57)
                          Total From Investment Operations        2.73         2.21        1.70        1.67      (0.92)       (2.65)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.03)       (0.09)      (0.04)          -       (0.03)           -
     Distributions from Realized Gains....................      (0.99)       (0.87)          -           -           -            -
                         Total Dividends and Distributions      (1.02)       (0.96)      (0.04)          -       (0.03)           -
Net Asset Value, End of Period                                 $ 12.87      $ 11.16      $ 9.91      $ 8.25      $ 6.58       $ 7.53
Total Return..............................................   26.14%(d)       23.76%      20.61%      25.38%    (12.32)%  (25.96)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $13,067       $9,357      $4,859        $568        $199         $754
     Ratio of Expenses to Average Net Assets..............    1.74%(e)        1.75%       1.75%       1.75%       1.74%     1.75%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%          -%    1.75%(f)    1.75%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.17%(e)        0.57%       0.60%       0.73%     (0.03)%     0.16%(e)
     Portfolio Turnover Rate..............................   128.6%(e)       139.5%      156.2%      135.3%       96.9%    143.1%(e)


                                                                2006(a) 2005
INTERNATIONAL GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.35     $ 10.11
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............           -       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.77        2.22
                          Total From Investment Operations         2.77        2.20
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.09)
     Distributions from Realized Gains....................       (0.99)      (0.87)
                         Total Dividends and Distributions       (1.00)      (0.96)
Net Asset Value, End of Period                                  $ 13.12     $ 11.35
Total Return..............................................    26.05%(d)      23.16%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,923        $177
     Ratio of Expenses to Average Net Assets..............     1.87%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.     0.06%(e)     (0.17)%
     Portfolio Turnover Rate..............................    128.6%(e)      139.5%


                                                               2006(a)         2005        2004        2003        2002      2001(h)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................     $ 11.20       $ 9.95      $ 8.28      $ 6.62      $ 7.56       $ 9.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01         0.05        0.04        0.01        0.04       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.73         2.16        1.64        1.65      (0.97)       (1.72)
                          Total From Investment Operations        2.74         2.21        1.68        1.66      (0.93)       (1.73)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.02)       (0.09)      (0.01)          -       (0.01)           -
     Distributions from Realized Gains....................      (0.99)       (0.87)          -           -           -            -
                         Total Dividends and Distributions      (1.01)       (0.96)      (0.01)          -       (0.01)           -
Net Asset Value, End of Period                                 $ 12.93      $ 11.20      $ 9.95      $ 8.28      $ 6.62       $ 7.56
Total Return(i)...........................................   26.09%(d)       23.63%      20.30%      25.08%    (12.33)%  (18.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $61,959      $44,266     $20,013      $8,079      $3,871         $931
     Ratio of Expenses to Average Net Assets..............    1.75%(e)        1.88%       2.00%       2.10%       1.95%     1.92%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....    1.75%(e)        1.88%       2.00%    2.65%(f)    1.95%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.16%(e)        0.47%       0.43%       0.18%     (0.11)%   (0.38)%(e)
     Portfolio Turnover Rate..............................   128.6%(e)       139.5%      156.2%      135.3%       96.9%    143.1%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................     $ 11.44      $ 10.07      $ 8.38      $ 6.63      $ 7.58      $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.06         0.14        0.13        0.10      (0.01)         0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.78         2.20        1.66        1.65      (0.86)       (2.70)
                          Total From Investment Operations        2.84         2.34        1.79        1.75      (0.87)       (2.61)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.11)       (0.10)      (0.10)          -       (0.08)           -
     Distributions from Realized Gains....................      (0.99)       (0.87)          -           -           -            -
                         Total Dividends and Distributions      (1.10)       (0.97)      (0.10)          -       (0.08)           -
Net Asset Value, End of Period                                 $ 13.18      $ 11.44     $ 10.07      $ 8.38      $ 6.63       $ 7.58
Total Return..............................................   26.64%(d)       24.71%      21.54%      26.40%    (11.58)%  (25.47)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $936,999     $644,994    $354,090    $208,785    $117,442       $2,176
     Ratio of Expenses to Average Net Assets..............    0.99%(e)        1.00%       1.00%       1.00%       0.99%     1.00%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%          -%    1.00%(f)    1.00%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.93%(e)        1.33%       1.42%       1.37%       0.93%     0.36%(e)
     Portfolio Turnover Rate..............................   128.6%(e)       139.5%      156.2%      135.3%       96.9%    143.1%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................     $ 11.35      $ 10.02      $ 8.34      $ 6.61      $ 7.55      $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.04         0.11        0.10        0.08        0.02       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.76         2.19        1.66        1.65      (0.90)       (2.59)
                          Total From Investment Operations        2.80         2.30        1.76        1.73      (0.88)       (2.64)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.08)       (0.10)      (0.08)          -       (0.06)           -
     Distributions from Realized Gains....................      (0.99)       (0.87)          -           -           -            -
                         Total Dividends and Distributions      (1.07)       (0.97)      (0.08)          -       (0.06)           -
Net Asset Value, End of Period                                 $ 13.08      $ 11.35     $ 10.02      $ 8.34      $ 6.61       $ 7.55
Total Return..............................................   26.45%(d)       24.38%      21.21%      26.17%    (11.72)%  (25.76)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $13,968       $7,441      $1,848        $685        $623         $756
     Ratio of Expenses to Average Net Assets..............    1.25%(e)        1.26%       1.26%       1.26%       1.25%     1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%          -%    1.26%(f)    1.26%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.73%(e)        1.00%       1.12%       1.09%       0.43%     0.65%(e)
     Portfolio Turnover Rate..............................   128.6%(e)       139.5%      156.2%      135.3%       96.9%    143.1%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
INTERNATIONAL GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................     $ 11.32      $ 10.00      $ 8.31      $ 6.60      $ 7.55      $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.12        0.09        0.08      (0.03)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.75         2.17        1.67        1.63      (0.86)       (2.58)
                          Total From Investment Operations        2.78         2.29        1.76        1.71      (0.89)       (2.64)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.07)       (0.10)      (0.07)          -       (0.06)           -
     Distributions from Realized Gains....................      (0.99)       (0.87)          -           -           -            -
                         Total Dividends and Distributions      (1.06)       (0.97)      (0.07)          -       (0.06)           -
Net Asset Value, End of Period                                 $ 13.04      $ 11.32     $ 10.00      $ 8.31      $ 6.60       $ 7.55
Total Return..............................................   26.29%(d)       24.31%      21.26%      25.91%    (11.96)%  (25.76)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $13,151       $9,188        $228        $106        $195         $756
     Ratio of Expenses to Average Net Assets..............    1.37%(e)        1.38%       1.38%       1.38%       1.36%     1.38%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%          -%    1.38%(f)    1.37%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.54%(e)        1.09%       0.92%       1.12%       0.35%     0.53%(e)
     Portfolio Turnover Rate..............................   128.6%(e)       139.5%      156.2%      135.3%       96.9%    143.1%(e)


(a) Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares incurred an unrealized gain of $.18, $.18, $.19, $.19, and $.19 per share, respectively, from November 27, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without commission rebates.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J incurred an unrealized loss of $.03 per share from February 27, 2001 through February 28, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 7.35       $ 6.34      $ 6.12      $ 5.16      $ 6.30      $ 10.01
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............          -        (0.01)      (0.01)      (0.01)      (0.02)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.67         1.05        0.23        0.97      (1.12)       (3.67)
                          Total From Investment Operations        0.67         1.04        0.22        0.96      (1.14)       (3.70)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.03)          -           -           -            -
     Tax Return of Capital Distribution ..................          -            -           -           -           -        (0.01)
                         Total Dividends and Distributions          -        (0.03)          -           -           -        (0.01)
Net Asset Value, End of Period                                  $ 8.02       $ 7.35      $ 6.34      $ 6.12      $ 5.16       $ 6.30
Total Return..............................................    9.12%(d)       16.48%       3.59%   18.60%(e)    (18.10)%  (35.88)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $27,042       $7,878        $513        $753        $646         $788
     Ratio of Expenses to Average Net Assets.............. 1.11%(   f)        1.12%       1.12%       1.12%       1.12%     1.12%(f)
     Ratio of Gross Expenses to Average Net Assets........       -%(f)           -% 1.12%(   g)    1.12%(g)          -%        -%(f)
     Ratio of Net Investment Income to Average Net Assets.    0.04%(f)      (0.16)%     (0.21)%     (0.20)%     (0.29)%   (0.36)%(f)
     Portfolio Turnover Rate..............................    96.1%(f) 169.0%(   h)       59.8% 59.2%(   i)       29.6%     37.5%(f)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 7.04       $ 6.09      $ 5.89      $ 5.15      $ 6.29      $ 10.01
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.01)       (0.03)      (0.02)      (0.02)      (0.03)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.65         1.01        0.22        0.76      (1.11)       (3.67)
                          Total From Investment Operations        0.64         0.98        0.20        0.74      (1.14)       (3.71)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.03)          -           -           -            -
     Tax Return of Capital Distribution ..................          -            -           -           -           -        (0.01)
                         Total Dividends and Distributions          -        (0.03)          -           -           -        (0.01)
Net Asset Value, End of Period                                  $ 7.68       $ 7.04      $ 6.09      $ 5.89      $ 5.15       $ 6.29
Total Return..............................................    9.09%(d)       16.15%       3.40%      14.37%    (18.12)%  (35.98)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $8,693       $2,212         $72         $79        $644         $787
     Ratio of Expenses to Average Net Assets..............    1.29%(f)        1.30%       1.30%       1.30%       1.30%     1.30%(f)
     Ratio of Gross Expenses to Average Net Assets........       -%(f)           -%    1.30%(g)    1.30%(g)          -%        -%(f)
     Ratio of Net Investment Income to Average Net Assets.  (0.14)%(f)      (0.40)%     (0.39)%     (0.40)%     (0.47)%   (0.54)%(f)
     Portfolio Turnover Rate..............................    96.1%(f)    169.0%(h)       59.8%    59.2%(i)       29.6%     37.5%(f)


                                                                2006(a) 2005
LARGECAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 7.04      $ 6.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(j)............       (0.01)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.65        1.02
                          Total From Investment Operations         0.64        0.98
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)
                         Total Dividends and Distributions           -       (0.03)
Net Asset Value, End of Period                                   $ 7.68      $ 7.04
Total Return..............................................     9.09%(d)      16.14%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,067        $738
     Ratio of Expenses to Average Net Assets..............     1.42%(f)       1.43%
     Ratio of Net Investment Income to Average Net Assets.   (0.28)%(f)     (0.59)%
     Portfolio Turnover Rate..............................     96.1%(f)   169.0%(h)


                                                               2006(a)         2005        2004        2003        2002      2001(k)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 6.81       $ 5.89      $ 5.72      $ 5.01      $ 6.14       $ 7.63
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.01)       (0.01)      (0.04)      (0.04)      (0.01)       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.62         0.96        0.21        0.75      (1.12)       (1.48)
                          Total From Investment Operations        0.61         0.95        0.17        0.71      (1.13)       (1.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.03)          -           -           -            -
                         Total Dividends and Distributions          -        (0.03)          -           -           -            -
Net Asset Value, End of Period                                  $ 7.42       $ 6.81      $ 5.89      $ 5.72      $ 5.01       $ 6.14
Total Return(l)...........................................    8.96%(d)       16.17%       2.97%      14.17%    (18.40)%  (20.05)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $29,611      $20,860     $15,898     $12,629      $5,092       $1,406
     Ratio of Expenses to Average Net Assets..............    1.37%(f)        1.48%       1.53%       1.64%       1.50%     1.47%(f)
     Ratio of Gross Expenses to Average Net Assets(m).....       -%(f)           -%    1.53%(g)    1.92%(g)          -%        -%(f)
     Ratio of Net Investment Income to Average Net Assets.  (0.22)%(f)      (0.21)%     (0.63)%     (0.72)%     (0.64)%   (0.63)%(f)
     Portfolio Turnover Rate..............................    96.1%(f)    169.0%(h)       59.8%    59.2%(i)       29.6%     37.5%(f)


                                                               2006(a)         2005        2004        2003        2002      2001(k)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 7.09       $ 6.09      $ 5.86      $ 5.09      $ 6.17       $ 7.63
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.02         0.04        0.02        0.02      (0.03)           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.66         1.00        0.22        0.75      (1.05)       (1.46)
                          Total From Investment Operations        0.68         1.04        0.24        0.77      (1.08)       (1.46)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.01)       (0.04)      (0.01)          -           -            -
                         Total Dividends and Distributions      (0.01)       (0.04)      (0.01)          -           -            -
Net Asset Value, End of Period                                  $ 7.76       $ 7.09      $ 6.09      $ 5.86      $ 5.09       $ 6.17
Total Return..............................................    9.58%(d)       17.05%       4.05%      15.22%    (17.50)%  (19.66)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $393,337     $278,730    $121,840     $60,790     $23,787       $1,524
     Ratio of Expenses to Average Net Assets..............    0.54%(f)        0.55%       0.55%       0.55%       0.55%     0.55%(f)
     Ratio of Gross Expenses to Average Net Assets........       -%(f)           -%    0.55%(g)    0.55%(g)          -%        -%(f)
     Ratio of Net Investment Income to Average Net Assets.    0.60%(f)        0.63%       0.34%       0.38%       0.34%     0.34%(f)
     Portfolio Turnover Rate..............................    96.1%(f)    169.0%(h)       59.8%    59.2%(i)       29.6%     37.5%(f)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 7.17       $ 6.18      $ 5.95      $ 5.19      $ 6.31      $ 10.01
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01         0.03        0.01        0.01        0.01       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.67         0.99        0.22        0.75      (1.13)       (3.66)
                          Total From Investment Operations        0.68         1.02        0.23        0.76      (1.12)       (3.69)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.03)          -           -           -            -
     Tax Return of Capital Distribution ..................          -            -           -           -           -        (0.01)
                         Total Dividends and Distributions          -        (0.03)          -           -           -        (0.01)
Net Asset Value, End of Period                                  $ 7.85       $ 7.17      $ 6.18      $ 5.95      $ 5.19       $ 6.31
Total Return..............................................    9.48%(d)       16.61%       3.87%      14.64%    (17.75)%  (35.77)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $22,983       $3,503      $2,299      $1,638      $1,584         $789
     Ratio of Expenses to Average Net Assets..............    0.80%(f)        0.81%       0.81%       0.81%       0.81%     0.81%(f)
     Ratio of Gross Expenses to Average Net Assets........       -%(f)           -%    0.81%(g)    0.81%(g)          -%        -%(f)
     Ratio of Net Investment Income to Average Net Assets.    0.37%(f)        0.50%       0.09%       0.10%       0.06%   (0.07)%(f)
     Portfolio Turnover Rate..............................    96.1%(f)    169.0%(h)       59.8%    59.2%(i)       29.6%     37.5%(f)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 7.28       $ 6.27      $ 6.05      $ 5.18      $ 6.31      $ 10.01
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01           -           -           -       (0.01)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.66         1.04        0.22        0.87      (1.12)       (3.67)
                          Total From Investment Operations        0.67         1.04        0.22        0.87      (1.13)       (3.69)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.03)          -           -           -            -
     Tax Return of Capital Distribution ..................          -            -           -           -           -        (0.01)
                         Total Dividends and Distributions          -        (0.03)          -           -           -        (0.01)
Net Asset Value, End of Period                                  $ 7.95       $ 7.28      $ 6.27      $ 6.05      $ 5.18       $ 6.31
Total Return..............................................    9.20%(d)       16.68%       3.64%   16.80%(n)    (17.91)%  (35.77)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $11,509       $3,811         $53         $32        $648         $789
     Ratio of Expenses to Average Net Assets..............    0.92%(f)        0.93%       0.93%       0.93%       0.92%     0.93%(f)
     Ratio of Gross Expenses to Average Net Assets........       -%(f)           -%    0.93%(g)    0.93%(g)          -%        -%(f)
     Ratio of Net Investment Income to Average Net Assets.    0.25%(f)        0.02%     (0.04)%     (0.03)%     (0.10)%   (0.17)%(f)
     Portfolio Turnover Rate..............................    96.1%(f)    169.0%(h)       59.8%    59.2%(i)       29.6%     37.5%(f)

(a) Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share from November 27,2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return  amounts have not been  annualized.

(e) During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that reulsted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures to all the shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(f)  Computed on an annualized basis.

(g)  Expense  ratio without  commission  rebates.

(h) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(i) Portfolio turnover rate excludes approximately $2,976,000 of securiteis from the acquisition of Technology Fund and $875,000 from portfolio realignment.

(j)  Calculated based on average shares outstanding during the period.

(k) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

(l)  Total return is calculated  without the  contingent  deferred sales charge.

(m) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

(n) During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP S&P 500 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.66       $ 8.70      $ 8.06      $ 6.79      $ 8.11      $ 10.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.06         0.12        0.08        0.08        0.02         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.74         0.56        0.61        1.23      (1.30)       (2.40)
                          Total From Investment Operations        0.80         0.68        0.69        1.31      (1.28)       (2.35)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.09)       (0.13)      (0.05)      (0.04)      (0.04)       (0.01)
     Distributions from Realized Gains....................      (0.04)       (0.59)          -           -           -            -
                         Total Dividends and Distributions      (0.13)       (0.72)      (0.05)      (0.04)      (0.04)       (0.01)
Net Asset Value, End of Period                                  $ 9.33       $ 8.66      $ 8.70      $ 8.06      $ 6.79       $ 8.11
Total Return..............................................    9.25%(d)        7.91%       8.58%      19.43%    (15.86)%  (20.99)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $111,484     $103,889     $91,855     $31,362      $6,563       $1,015
     Ratio of Expenses to Average Net Assets.............. 0.72%(   e)        0.72%       0.72%       0.72%       0.72%     0.72%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.31%(e)        1.36%       0.95%       1.04%       0.97%     0.70%(e)
     Portfolio Turnover Rate..............................     5.0%(e) 11.5%(    f)       67.3%        1.1%       67.9%    117.4%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP S&P 500 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 8.63       $ 8.69      $ 8.06      $ 6.77      $ 8.10      $ 10.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.05         0.10        0.07        0.06        0.03         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.74         0.56        0.59        1.26      (1.33)       (2.40)
                          Total From Investment Operations        0.79         0.66        0.66        1.32      (1.30)       (2.36)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.07)       (0.13)      (0.03)      (0.03)      (0.03)       (0.01)
     Distributions from Realized Gains....................      (0.04)       (0.59)          -           -           -            -
                         Total Dividends and Distributions      (0.11)       (0.72)      (0.03)      (0.03)      (0.03)       (0.01)
Net Asset Value, End of Period                                  $ 9.31       $ 8.63      $ 8.69      $ 8.06      $ 6.77       $ 8.10
Total Return..............................................    9.19%(d)        7.65%       8.26%      19.57%    (16.15)%  (21.09)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $62,343      $60,110     $50,014     $20,010      $2,099       $1,080
     Ratio of Expenses to Average Net Assets..............    0.90%(e)        0.90%       0.90%       0.90%       0.90%     0.90%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.15%(e)        1.17%       0.77%       0.85%       0.71%     0.52%(e)
     Portfolio Turnover Rate..............................     5.0%(e)     11.5%(f)       67.3%        1.1%       67.9%    117.4%(e)


                                                                2006(a) 2005
LARGECAP S&P 500 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.61      $ 8.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.04        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.74        0.58
                          Total From Investment Operations         0.78        0.64
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.12)
     Distributions from Realized Gains....................       (0.04)      (0.59)
                         Total Dividends and Distributions       (0.10)      (0.71)
Net Asset Value, End of Period                                   $ 9.29      $ 8.61
Total Return..............................................     9.08%(d)       7.53%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,928      $1,312
     Ratio of Expenses to Average Net Assets..............     1.03%(e)       1.03%
     Ratio of Net Investment Income to Average Net Assets.     0.86%(e)       0.66%
     Portfolio Turnover Rate..............................      5.0%(e)    11.5%(f)


                                                               2006(a)         2005        2004        2003        2002      2001(h)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP S&P 500 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 8.56       $ 8.62      $ 7.99      $ 6.72      $ 8.04       $ 9.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.05         0.10        0.07        0.05        0.03         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.74         0.56        0.58        1.24      (1.34)       (1.34)
                          Total From Investment Operations        0.79         0.66        0.65        1.29      (1.31)       (1.33)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.08)       (0.13)      (0.02)      (0.02)      (0.01)           -
     Distributions from Realized Gains....................      (0.04)       (0.59)          -           -           -            -
                         Total Dividends and Distributions      (0.12)       (0.72)      (0.02)      (0.02)      (0.01)           -
Net Asset Value, End of Period                                  $ 9.23       $ 8.56      $ 8.62      $ 7.99      $ 6.72       $ 8.04
Total Return(i)...........................................    9.21%(d)        7.72%       8.19%      19.19%    (16.31)%  (14.38)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $345,148     $309,862    $247,010    $154,666     $61,111      $12,926
     Ratio of Expenses to Average Net Assets..............    0.83%(e)        0.86%       0.90%       1.11%       1.10%     1.07%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....       -%(e)           -%       0.90%       1.13%          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.20%(e)        1.20%       0.78%       0.66%       0.51%     0.36%(e)
     Portfolio Turnover Rate..............................     5.0%(e)     11.5%(f)       67.3%        1.1%       67.9%    117.4%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(h)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP S&P 500 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 8.67       $ 8.67      $ 8.04      $ 6.76      $ 8.09       $ 9.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.08         0.13        0.13        0.12        0.11         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.75         0.59        0.60        1.24      (1.35)       (1.36)
                          Total From Investment Operations        0.83         0.72        0.73        1.36      (1.24)       (1.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.14)       (0.13)      (0.10)      (0.08)      (0.09)           -
     Distributions from Realized Gains....................      (0.04)       (0.59)          -           -           -            -
                         Total Dividends and Distributions      (0.18)       (0.72)      (0.10)      (0.08)      (0.09)           -
Net Asset Value, End of Period                                  $ 9.32       $ 8.67      $ 8.67      $ 8.04      $ 6.76       $ 8.09
Total Return..............................................    9.63%(d)        8.48%       9.10%      20.35%    (15.54)%  (13.84)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $14,616       $4,270         $10    $114,300          $7           $8
     Ratio of Expenses to Average Net Assets..............    0.15%(e)        0.15%       0.15%       0.15%       0.15%     0.15%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.80%(e)        1.65%       1.55%       1.54%       1.44%     1.25%(e)
     Portfolio Turnover Rate..............................     5.0%(e)     11.5%(f)       67.3%        1.1%       67.9%    117.4%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP S&P 500 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.74       $ 8.75      $ 8.12      $ 6.83      $ 8.13      $ 10.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.07         0.14        0.11        0.10        0.07         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.76         0.57        0.60        1.25      (1.30)       (2.38)
                          Total From Investment Operations        0.83         0.71        0.71        1.35      (1.23)       (2.33)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.12)       (0.13)      (0.08)      (0.06)      (0.07)       (0.01)
     Distributions from Realized Gains....................      (0.04)       (0.59)          -           -           -            -
                         Total Dividends and Distributions      (0.16)       (0.72)      (0.08)      (0.06)      (0.07)       (0.01)
Net Asset Value, End of Period                                  $ 9.41       $ 8.74      $ 8.75      $ 8.12      $ 6.83       $ 8.13
Total Return..............................................    9.49%(d)        8.25%       8.72%      19.97%    (15.31)%  (20.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $201,899     $156,818    $122,210     $83,580     $30,529       $2,386
     Ratio of Expenses to Average Net Assets..............    0.41%(e)        0.41%       0.41%       0.41%       0.41%     0.41%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.62%(e)        1.66%       1.26%       1.37%       1.22%     0.86%(e)
     Portfolio Turnover Rate..............................     5.0%(e)     11.5%(f)       67.3%        1.1%       67.9%    117.4%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP S&P 500 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 8.69       $ 8.72      $ 8.08      $ 6.80      $ 8.13      $ 10.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.07         0.13        0.10        0.10        0.07         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.74         0.56        0.61        1.24      (1.34)       (2.39)
                          Total From Investment Operations        0.81         0.69        0.71        1.34      (1.27)       (2.33)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.10)       (0.13)      (0.07)      (0.06)      (0.06)       (0.01)
     Distributions from Realized Gains....................      (0.04)       (0.59)          -           -           -            -
                         Total Dividends and Distributions      (0.14)       (0.72)      (0.07)      (0.06)      (0.06)       (0.01)
Net Asset Value, End of Period                                  $ 9.36       $ 8.69      $ 8.72      $ 8.08      $ 6.80       $ 8.13
Total Return..............................................    9.42%(d)        8.03%       8.77%      19.78%    (15.79)%  (20.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $23,530      $16,902     $10,000      $3,245      $1,108       $1,016
     Ratio of Expenses to Average Net Assets..............    0.53%(e)        0.53%       0.53%       0.53%       0.52%     0.53%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.49%(e)        1.49%       1.13%       1.27%       1.07%     0.89%(e)
     Portfolio Turnover Rate..............................     5.0%(e)     11.5%(f)       67.3%        1.1%       67.9%    117.4%(e)

(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from December 1, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an  annualized  basis.

(f) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.14 per share from February 27, 2001 through February 28, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
LARGECAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................     $ 11.26      $ 10.65      $ 9.77      $ 8.23      $ 9.10      $ 10.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.08         0.17        0.09        0.08        0.09         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.28         0.95        0.86        1.50      (0.91)       (1.12)
                          Total From Investment Operations        1.36         1.12        0.95        1.58      (0.82)       (1.06)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.08)       (0.13)      (0.07)      (0.04)      (0.05)       (0.01)
     Distributions from Realized Gains....................      (0.29)       (0.38)          -           -           -            -
                         Total Dividends and Distributions      (0.37)       (0.51)      (0.07)      (0.04)      (0.05)       (0.01)
Net Asset Value, End of Period                                 $ 12.25      $ 11.26     $ 10.65      $ 9.77      $ 8.23       $ 9.10
Total Return..............................................   12.33%(d)       10.73%       9.71%      19.26%     (9.09)%  (10.42)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $2,023         $652        $911        $248      $1,030       $1,138
     Ratio of Expenses to Average Net Assets.............. 1.02%(   e)        1.02%       1.02%       1.01%       1.02%     1.02%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -% 1.02%(   f)    1.02%(f)    1.02%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.42%(e)        1.48%       0.87%       1.03%       0.98%     0.86%(e)
     Portfolio Turnover Rate..............................    99.6%(e) 181.1%(   g)      228.4%      179.1%      128.9%    116.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
LARGECAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.28     $ 10.67      $ 9.81       $ 8.22      $ 9.09     $ 10.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.11        0.09         0.07        0.08        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.26        1.01        0.82         1.54      (0.92)      (1.12)
                          Total From Investment Operations         1.34        1.12        0.91         1.61      (0.84)      (1.07)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.13)      (0.05)       (0.02)      (0.03)      (0.01)
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -           -
                         Total Dividends and Distributions       (0.35)      (0.51)      (0.05)       (0.02)      (0.03)      (0.01)
Net Asset Value, End of Period                                  $ 12.27     $ 11.28     $ 10.67       $ 9.81      $ 8.22      $ 9.09
Total Return..............................................    12.11%(d)      10.69%       9.26%       19.68%     (9.26)%  (10.52)%d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,529      $3,993      $1,388       $2,220      $2,033      $2,560
     Ratio of Expenses to Average Net Assets..............     1.20%(e)       1.20%       1.19%        1.20%       1.20%    1.20%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.20%(f)     1.20%(f)    1.20%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.35%(e)       0.97%       0.82%        0.84%       0.80%    0.70%(e)
     Portfolio Turnover Rate..............................     99.6%(e)   181.1%(g)      228.4%       179.1%      128.9%   116.0%(e)


                                                                2006(a) 2005
LARGECAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.27     $ 10.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.07        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        1.05
                          Total From Investment Operations         1.34        1.09
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.13)
     Distributions from Realized Gains....................       (0.29)      (0.38)
                         Total Dividends and Distributions       (0.34)      (0.51)
Net Asset Value, End of Period                                  $ 12.27     $ 11.27
Total Return..............................................    12.06%(d)      10.38%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $489        $217
     Ratio of Expenses to Average Net Assets..............     1.33%(e)       1.33%
     Ratio of Net Investment Income to Average Net Assets.     1.14%(e)       0.37%
     Portfolio Turnover Rate..............................     99.6%(e)   181.1%(g)


                                                               2006(a)         2005        2004        2003        2002      2001(i)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................     $ 11.19      $ 10.61      $ 9.74      $ 8.22      $ 9.09      $ 10.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.08         0.10        0.06        0.03        0.03         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.26         0.98        0.82        1.50      (0.89)       (1.05)
                          Total From Investment Operations        1.34         1.08        0.88        1.53      (0.86)       (1.03)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.05)       (0.12)      (0.01)      (0.01)      (0.01)           -
     Distributions from Realized Gains....................      (0.29)       (0.38)          -           -           -            -
                         Total Dividends and Distributions      (0.34)       (0.50)      (0.01)      (0.01)      (0.01)           -
Net Asset Value, End of Period                                 $ 12.19      $ 11.19     $ 10.61      $ 9.74      $ 8.22       $ 9.09
Total Return(j)...........................................   12.20%(d)       10.45%       9.07%      18.60%     (9.44)%  (10.09)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $39,407      $28,185     $18,334     $10,876      $3,683       $1,083
     Ratio of Expenses to Average Net Assets..............    1.22%(e)        1.31%       1.35%       1.62%       1.40%     1.35%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....       -%(e)           -%    1.36%(f)    1.91%(f)    1.40%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.30%(e)        0.93%       0.62%       0.38%       0.59%     0.60%(e)
     Portfolio Turnover Rate..............................    99.6%(e)    181.1%(g)      228.4%      179.1%      128.9%    116.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.36     $ 10.67      $ 9.82       $ 8.27      $ 9.14     $ 10.12
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.12        0.20        0.16         0.14        0.13        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.27        1.00        0.81         1.50      (0.90)      (1.00)
                          Total From Investment Operations         1.39        1.20        0.97         1.64      (0.77)      (0.98)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.13)      (0.12)       (0.09)      (0.10)          -
     Distributions from Realized Gains....................       (0.29)      (0.38)          -            -           -           -
                         Total Dividends and Distributions       (0.44)      (0.51)      (0.12)       (0.09)      (0.10)          -
Net Asset Value, End of Period                                  $ 12.31     $ 11.36     $ 10.67       $ 9.82      $ 8.27      $ 9.14

Total Return..............................................    12.50%(d)      11.54%       9.97%       19.97%     (8.54)%  (9.68)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $285,967    $197,923     $97,881      $59,663     $27,086      $1,946
     Ratio of Expenses to Average Net Assets..............     0.45%(e)       0.45%       0.44%        0.45%       0.45%    0.45%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.45%(f)     0.45%(f)    0.45%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     2.07%(e)       1.77%       1.51%        1.59%       1.58%    1.53%(e)
     Portfolio Turnover Rate..............................     99.6%(e)   181.1%(g)      228.4%       179.1%      128.9%   116.0%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................     $ 11.35      $ 10.69      $ 9.83      $ 8.26      $ 9.13      $ 10.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.11         0.17        0.13        0.12        0.02         0.14
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.27         1.00        0.83        1.52      (0.81)       (1.17)
                          Total From Investment Operations        1.38         1.17        0.96        1.64      (0.79)       (1.03)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.12)       (0.13)      (0.10)      (0.07)      (0.08)       (0.01)
     Distributions from Realized Gains....................      (0.29)       (0.38)          -           -           -            -
                         Total Dividends and Distributions      (0.41)       (0.51)      (0.10)      (0.07)      (0.08)       (0.01)
Net Asset Value, End of Period                                 $ 12.32      $ 11.35     $ 10.69      $ 9.83      $ 8.26       $ 9.13
Total Return..............................................   12.40%(d)       11.20%       9.78%      19.93%     (8.79)%  (10.12)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $7,926       $5,810      $3,716      $3,282      $3,770       $1,141
     Ratio of Expenses to Average Net Assets..............    0.71%(e)        0.71%       0.70%       0.71%       0.71%     0.71%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.71%(f)    0.71%(f)    0.71%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.80%(e)        1.53%       1.27%       1.35%       1.25%     0.90%(e)
     Portfolio Turnover Rate..............................    99.6%(e)    181.1%(g)      228.4%      179.1%      128.9%    116.0%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
LARGECAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................     $ 11.28      $ 10.64      $ 9.79      $ 8.25      $ 9.12      $ 10.17
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.10         0.13        0.12        0.10        0.11         0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.27         1.02        0.81        1.50      (0.91)       (1.11)
                          Total From Investment Operations        1.37         1.15        0.93        1.60      (0.80)       (1.04)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.10)       (0.13)      (0.08)      (0.06)      (0.07)       (0.01)
     Distributions from Realized Gains....................      (0.29)       (0.38)          -           -           -            -
                         Total Dividends and Distributions      (0.39)       (0.51)      (0.08)      (0.06)      (0.07)       (0.01)
Net Asset Value, End of Period                                 $ 12.26      $ 11.28     $ 10.64      $ 9.79      $ 8.25       $ 9.12
Total Return..............................................   12.42%(d)       11.05%       9.58%      19.44%     (8.90)%  (10.22)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $1,256         $739         $15         $10      $1,031       $1,140
     Ratio of Expenses to Average Net Assets..............    0.83%(e)        0.83%       0.83%       0.82%       0.82%     0.83%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.83%(f)    0.83%(f)    0.82%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.63%(e)        1.15%       1.14%       1.24%       1.17%     1.05%(e)
     Portfolio Turnover Rate..............................    99.6%(e)    181.1%(g)      228.4%      179.1%      128.9%    116.0%(e)

(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred unrealized gain of $.16 per share from December 1, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares recognized $.00 and $.01 of net investment income per share, respectively, and incurred unrealized loss of $.16 and $.18 per share, respectively, from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 12.90     $ 11.32       $ 9.04      $ 9.32     $ 10.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.08          -            -         0.02        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.25        1.64        1.68         2.32      (0.28)      (0.90)
                          Total From Investment Operations         1.26        1.72        1.68         2.32      (0.26)      (0.87)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)      (0.05)       (0.02)      (0.02)      (0.02)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -           -
     Tax Return of Capital Distribution ..................           -           -           -        (0.02)          -           -
                         Total Dividends and Distributions       (0.71)      (0.90)      (0.10)       (0.04)      (0.02)      (0.02)
Net Asset Value, End of Period                                  $ 14.27     $ 13.72     $ 12.90      $ 11.32      $ 9.04      $ 9.32

Total Return..............................................     9.42%(d)      13.79%      14.83%       25.73%     (2.78)%  (7.84)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,043      $3,207      $3,084       $3,744      $2,131      $1,164
     Ratio of Expenses to Average Net Assets.............. 1.21%(    e)       1.22%       1.22%        1.22%       1.22%    1.22%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.22%(   f)     1.22%(f)    1.22%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.21%(e)       0.57%       0.28%        0.22%       0.34%    0.26%(e)
     Portfolio Turnover Rate..............................     37.6%(e) 133.8%(  g) 60.8%(   h) 35.3%(    i)       62.0%    55.6%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.64     $ 12.85     $ 11.30       $ 9.02      $ 9.30     $ 10.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -         0.04          -            -         0.01        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        1.65        1.63         2.30      (0.28)      (0.91)
                          Total From Investment Operations         1.24        1.69        1.63         2.30      (0.27)      (0.89)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)      (0.03)       (0.01)      (0.01)      (0.02)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -           -
     Tax Return of Capital Distribution ..................           -           -           -        (0.01)          -           -
                         Total Dividends and Distributions       (0.71)      (0.90)      (0.08)       (0.02)      (0.01)      (0.02)
Net Asset Value, End of Period                                  $ 14.17     $ 13.64     $ 12.85      $ 11.30      $ 9.02      $ 9.30

Total Return..............................................     9.32%(d)      13.59%      14.39%       25.57%     (2.95)%  (8.04)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,752      $3,212        $934       $2,221      $1,138      $1,168
     Ratio of Expenses to Average Net Assets..............     1.39%(e)       1.40%       1.40%        1.40%       1.40%    1.40%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.40%(f)     1.40%(f)    1.40%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.01%(e)       0.34%       0.28%        0.03%       0.11%    0.08%(e)
     Portfolio Turnover Rate..............................     37.6%(e)   133.8%(g)    60.8%(h)     35.3%(i)       62.0%    55.6%(e)


                                                                2006(a) 2005
MIDCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.68     $ 12.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(j)............       (0.01)        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        1.67
                          Total From Investment Operations         1.23        1.69
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)
     Distributions from Realized Gains....................       (0.71)      (0.87)
                         Total Dividends and Distributions       (0.71)      (0.89)
Net Asset Value, End of Period                                  $ 14.20     $ 13.68
Total Return..............................................     9.22%(d)      13.61%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $409        $278
     Ratio of Expenses to Average Net Assets..............     1.52%(e)       1.53%
     Ratio of Net Investment Income to Average Net Assets.   (0.13)%(e)       0.17%
     Portfolio Turnover Rate..............................     37.6%(e)   133.8%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(k)
                                                                ----           ----        ----         ----        ----     ----
IDCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.52     $ 12.75     $ 11.20       $ 8.95      $ 9.23      $ 9.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -         0.05          -            -           -       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        1.61        1.61         2.25      (0.28)      (0.71)
                          Total From Investment Operations         1.23        1.66        1.61         2.25      (0.28)      (0.72)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)      (0.01)           -           -           -
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -           -
                         Total Dividends and Distributions       (0.71)      (0.89)      (0.06)           -           -           -
Net Asset Value, End of Period                                  $ 14.04     $ 13.52     $ 12.75      $ 11.20      $ 8.95      $ 9.23

Total Return(l)...........................................     9.34%(d)      13.53%      14.32%       25.20%     (3.03)%  (7.42)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $141,929    $117,300     $75,490      $41,132     $13,260      $2,568
     Ratio of Expenses to Average Net Assets..............     1.36%(e)       1.43%       1.49%        1.68%       1.60%    1.57%(e)
     Ratio of Gross Expenses to Average Net Assets(m).....        -%(e)          -%    1.49%(f)     1.78%(f)    1.60%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.05%(e)       0.35%       0.27%      (0.27)%          -%  (0.19)%(e)
     Portfolio Turnover Rate..............................     37.6%(e)   133.8%(g)    60.8%(h)     35.3%(i)       62.0%    55.6%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(k)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.79     $ 12.90     $ 11.28       $ 9.01      $ 9.29      $ 9.95
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.15        0.02         0.01        0.08        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.26        1.64        1.76         2.35      (0.28)      (0.71)
                          Total From Investment Operations         1.31        1.79        1.78         2.36      (0.20)      (0.66)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.03)      (0.11)       (0.04)      (0.08)          -
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -           -
     Tax Return of Capital Distribution                              -           -           -        (0.05)          -           -
                         Total Dividends and Distributions       (0.79)      (0.90)      (0.16)       (0.09)      (0.08)          -
Net Asset Value, End of Period                                  $ 14.31     $ 13.79     $ 12.90      $ 11.28      $ 9.01      $ 9.29

Total Return..............................................     9.75%(d)      14.42%      15.89%       26.42%     (2.23)%  (6.82)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $13         $12         $11         $697          $9          $9
     Ratio of Expenses to Average Net Assets..............     0.64%(e)       0.65%       0.64%        0.65%       0.65%    0.65%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.65%(f)     0.65%(f)    0.65%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.77%(e)       1.15%       1.71%        0.69%       0.86%    0.82%(e)
     Portfolio Turnover Rate..............................     37.6%(e)   133.8%(g)    60.8%(h)     35.3%(i)       62.0%    55.6%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.78     $ 12.92     $ 11.36       $ 9.07      $ 9.35     $ 10.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.11        0.01           -         0.05        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.24        1.65        1.68         2.36      (0.28)      (0.90)
                          Total From Investment Operations         1.28        1.76        1.69         2.36      (0.23)      (0.84)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.03)      (0.08)       (0.03)      (0.05)      (0.02)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -           -
     Tax Return of Capital Distribution ..................           -           -           -        (0.04)          -           -
                         Total Dividends and Distributions       (0.75)      (0.90)      (0.13)       (0.07)      (0.05)      (0.02)
Net Asset Value, End of Period                                  $ 14.31     $ 13.78     $ 12.92      $ 11.36      $ 9.07      $ 9.35

Total Return..............................................     9.54%(d)      14.13%      14.95%       26.14%     (2.47)%  (7.55)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,723     $23,927      $5,514       $5,764      $1,374      $1,168
     Ratio of Expenses to Average Net Assets..............     0.90%(e)       0.91%       0.91%        0.91%       0.91%    0.91%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.91%(f)     0.91%(f)    0.91%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.54%(e)       0.84%       0.85%        0.50%       0.61%    0.56%(e)
     Portfolio Turnover Rate..............................     37.6%(e)   133.8%(g)    60.8%(h)     35.3%(i)       62.0%    55.6%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.90     $ 13.04     $ 11.34       $ 9.05      $ 9.33     $ 10.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.10        0.01           -         0.05        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.25        1.66        1.81         2.34      (0.29)      (0.90)
                          Total From Investment Operations         1.28        1.76        1.82         2.34      (0.24)      (0.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.03)      (0.07)       (0.02)      (0.04)      (0.02)
     Distributions from Realized Gains....................       (0.71)      (0.87)      (0.05)           -           -           -
     Tax Return of Capital Distribution ..................           -           -           -        (0.03)          -           -
                         Total Dividends and Distributions       (0.73)      (0.90)      (0.12)       (0.05)      (0.04)      (0.02)
Net Asset Value, End of Period                                  $ 14.45     $ 13.90     $ 13.04      $ 11.34      $ 9.05      $ 9.33
Total Return..............................................     9.48%(d)      13.98%   16.07%(n)       26.05%     (2.59)%    7.75%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,362      $2,992      $1,176       $2,096      $1,131      $1,166
     Ratio of Expenses to Average Net Assets..............     1.02%(e)       1.03%       1.03%        1.03%       1.02%    1.03%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.03%(f)     1.03%(f)    1.02%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.39%(e)       0.78%       1.13%        0.41%       0.49%    0.45%(e)
     Portfolio Turnover Rate..............................     37.6%(e)   133.8%(g)    60.8%(h)     35.3%(i)       62.0%    55.6%(e)

(a) Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.02 of net investment income per share and incurred an unrealized gain of $.19 per share from December 1, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(h) Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.

(i) Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.

(j)  Calculated based on average shares outstanding during the period.

(k) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.08 per share from February 27, 2001 through February 28, 2001.

(l)  Total return is calculated without the contingent deferred sales charge.

(m) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

(n) During fiscal year 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 6.38      $ 5.52      $ 5.38      $ 4.15       $ 5.98      $ 10.01
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)      (0.05)      (0.04)      (0.04)       (0.06)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.11        0.91        0.18        1.27       (1.77)       (3.99)
                          Total From Investment Operations        1.08        0.86        0.14        1.23       (1.83)       (4.03)
Net Asset Value, End of Period                                  $ 7.46      $ 6.38      $ 5.52      $ 5.38       $ 4.15       $ 5.98

Total Return..............................................   16.93%(d)      15.58%       2.60%      29.64%     (30.60)%  (39.03)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $2,121        $555         $46         $21         $431         $749
     Ratio of Expenses to Average Net Assets.............. 1.22%(   e)       1.22%       1.22%       1.16%        1.22%     1.22%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -% 1.22%(   f)    1.22%(f)     1.22%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.77)%(e)     (0.87)%     (0.74)%     (0.71)%      (0.85)%   (0.82)%(e)
     Portfolio Turnover Rate..............................   141.5%(e)      233.8%      324.2%      290.7%       276.9%    299.0%(e)


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 6.32      $ 5.48      $ 5.35      $ 4.14       $ 5.97      $ 10.02
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)      (0.06)      (0.05)      (0.05)       (0.07)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.09        0.90        0.18        1.26       (1.76)       (3.99)
                          Total From Investment Operations        1.06        0.84        0.13        1.21       (1.83)       (4.05)
Net Asset Value, End of Period                                  $ 7.38      $ 6.32      $ 5.48      $ 5.35       $ 4.14       $ 5.97

Total Return..............................................   16.77%(d)      15.33%       2.43%      29.23%     (30.65)%  (39.20)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $2,432        $843        $689        $592         $450         $760
     Ratio of Expenses to Average Net Assets..............    1.40%(e)       1.40%       1.40%       1.40%        1.40%     1.40%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -%    1.40%(f)    1.40%(f)     1.40%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.93)%(e)     (1.03)%     (0.88)%     (0.95)%      (1.03)%   (1.01)%(e)
     Portfolio Turnover Rate..............................   141.5%(e)      233.8%      324.2%      290.7%       276.9%    299.0%(e)


                                                                2006(a) 2005
MIDCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 6.18      $ 5.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............       (0.04)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        0.88
                          Total From Investment Operations         1.04        0.81
Net Asset Value, End of Period                                   $ 7.22      $ 6.18
Total Return..............................................    16.83%(d)      15.08%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $65         $11
     Ratio of Expenses to Average Net Assets..............     1.53%(e)       1.53%
     Ratio of Net Investment Income to Average Net Assets.   (1.07)%(e)     (1.15)%
     Portfolio Turnover Rate..............................    141.5%(e)      233.8%


                                                               2006(a)        2005        2004        2003         2002      2001(h)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 5.95      $ 5.17      $ 5.06      $ 3.94       $ 5.69       $ 7.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)      (0.07)      (0.06)      (0.06)       (0.06)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.03        0.85        0.17        1.18       (1.69)       (2.11)
                          Total From Investment Operations        1.00        0.78        0.11        1.12       (1.75)       (2.13)
Net Asset Value, End of Period                                  $ 6.95      $ 5.95      $ 5.17      $ 5.06       $ 3.94       $ 5.69

Total Return(i)...........................................   16.81%(d)      15.09%       2.17%      28.43%     (30.76)%  (27.52)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $23,376     $18,341     $14,824     $10,116       $4,128       $1,395
     Ratio of Expenses to Average Net Assets..............    1.49%(e)       1.58%       1.65%       1.83%        1.64%     1.61%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....       -%(e)          -%    1.65%(f)    2.23%(f)     1.65%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.03)%(e)     (1.21)%     (1.13)%     (1.38)%      (1.27)%   (1.27)%(e)
     Portfolio Turnover Rate..............................   141.5%(e)      233.8%      324.2%      290.7%       276.9%    299.0%(e)


                                                               2006(a)        2005        2004        2003         2002      2001(h)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 6.24      $ 5.37      $ 5.21      $ 4.00       $ 5.72       $ 7.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.01)      (0.01)      (0.01)      (0.02)       (0.01)       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.09        0.88        0.17        1.23       (1.71)       (2.09)
                          Total From Investment Operations        1.08        0.87        0.16        1.21       (1.72)       (2.10)
Net Asset Value, End of Period                                  $ 7.32      $ 6.24      $ 5.37      $ 5.21       $ 4.00       $ 5.72

Total Return..............................................   17.31%(d)      16.20%       3.07%      30.25%     (30.07)%  (27.13)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $100         $11      $5,937      $5,861           $5           $7
     Ratio of Expenses to Average Net Assets..............    0.65%(e)       0.65%       0.65%       0.65%        0.65%     0.65%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -%    0.65%(f)    0.65%(f)     0.65%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.28)%(e)     (0.18)%     (0.13)%     (0.39)%      (0.28)%   (0.27)%(e)
     Portfolio Turnover Rate..............................   141.5%(e)      233.8%      324.2%      290.7%       276.9%    299.0%(e)


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 6.47      $ 5.59      $ 5.43      $ 4.18       $ 5.99      $ 10.02
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.02)      (0.03)      (0.02)      (0.02)       (0.04)       (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.13        0.91        0.18        1.27       (1.77)       (3.95)
                          Total From Investment Operations        1.11        0.88        0.16        1.25       (1.81)       (4.03)
Net Asset Value, End of Period                                  $ 7.58      $ 6.47      $ 5.59      $ 5.43       $ 4.18       $ 5.99

Total Return..............................................   17.16%(d)      15.74%       2.95%      29.90%     (30.22)%  (38.99)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $372        $166         $80         $19         $438         $749
     Ratio of Expenses to Average Net Assets..............    0.91%(e)       0.91%       0.91%       0.91%        0.91%     0.91%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -%    0.91%(f)    0.91%(f)     0.91%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.46)%(e)     (0.54)%     (0.42)%     (0.44)%      (0.54)%   (0.65)%(e)
     Portfolio Turnover Rate..............................   141.5%(e)      233.8%      324.2%      290.7%       276.9%    299.0%(e)


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 6.43      $ 5.56      $ 5.41      $ 4.17       $ 5.99      $ 10.02
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.02)      (0.04)      (0.03)      (0.03)       (0.04)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.12        0.91        0.18        1.27       (1.78)       (3.99)
                          Total From Investment Operations        1.10        0.87        0.15        1.24       (1.82)       (4.03)
Net Asset Value, End of Period                                  $ 7.53      $ 6.43      $ 5.56      $ 5.41       $ 4.17       $ 5.99

Total Return..............................................   17.11%(d)      15.65%       2.77%      29.74%     (30.38)%  (38.99)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $34         $28         $24         $43         $432         $750
     Ratio of Expenses to Average Net Assets..............    1.03%(e)       1.03%       1.02%       1.01%        1.02%     1.03%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -%    1.03%(f)    1.03%(f)     1.02%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.63)%(e)     (0.69)%     (0.50)%     (0.54)%      (0.65)%   (0.65)%(e)
     Portfolio Turnover Rate..............................   141.5%(e)      233.8%      324.2%      290.7%       276.9%    299.0%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. The Preferred class recognized $.01 of net investment income per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred, and Select classes of shares incurred an unrealized gain of $.01, $.02, $.01, and $.02 per share, respectively, during the initial interim period.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without commission  rebates.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.20 per share from February 27, 2001 through February 28, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

See accompanying notes.

                             FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP S&P 400 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.64     $ 12.04     $ 11.08       $ 8.57      $ 9.22     $ 10.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.09        0.05         0.04        0.03        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.92        1.89        1.06         2.49      (0.58)      (1.12)
                          Total From Investment Operations         1.97        1.98        1.11         2.53      (0.55)      (1.09)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.05)      (0.03)       (0.02)      (0.03)      (0.02)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)          -
                         Total Dividends and Distributions       (0.62)      (0.38)      (0.15)       (0.02)      (0.10)      (0.02)
Net Asset Value, End of Period                                  $ 14.99     $ 13.64     $ 12.04      $ 11.08      $ 8.57      $ 9.22

Total Return..............................................    14.82%(d)      16.65%      10.09%       29.63%     (6.08)%  (9.73)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,581     $16,978      $6,197       $2,145      $1,394      $1,155
     Ratio of Expenses to Average Net Assets.............. 0.72%(    e)       0.72%       0.72%        0.72%       0.72%    0.72%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.72%(e)       0.61%       0.41%        0.47%       0.38%    0.33%(e)
     Portfolio Turnover Rate..............................     49.6%(e)       52.1%       55.9%        41.4%       48.5%    63.4%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP S&P 400 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.59     $ 12.02     $ 11.07       $ 8.57      $ 9.22     $ 10.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.06        0.03         0.03        0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.91        1.88        1.05         2.48      (0.58)      (1.11)
                          Total From Investment Operations         1.95        1.94        1.08         2.51      (0.56)      (1.09)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)      (0.04)      (0.01)       (0.01)      (0.02)      (0.02)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)          -
                         Total Dividends and Distributions       (0.59)      (0.37)      (0.13)       (0.01)      (0.09)      (0.02)
Net Asset Value, End of Period                                  $ 14.95     $ 13.59     $ 12.02      $ 11.07      $ 8.57      $ 9.22

Total Return..............................................    14.76%(d)      16.40%       9.82%       29.30%     (6.25)%  (9.73)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,886     $17,216      $9,549       $3,069      $1,348      $1,154
     Ratio of Expenses to Average Net Assets..............     0.90%(e)       0.90%       0.90%        0.90%       0.90%    0.90%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.55%(e)       0.42%       0.23%        0.28%       0.20%    0.15%(e)
     Portfolio Turnover Rate..............................     49.6%(e)       52.1%       55.9%        41.4%       48.5%    63.4%(e)


                                                                2006(a) 2005
MIDCAP S&P 400 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.44     $ 11.90
Income from Investment Operations:
     Net Investment Income (Operating Loss)(f)............         0.03        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.88        1.89
                          Total From Investment Operations         1.91        1.91
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.04)
     Distributions from Realized Gains....................       (0.55)      (0.33)
                         Total Dividends and Distributions       (0.57)      (0.37)
Net Asset Value, End of Period                                  $ 14.78     $ 13.44
Total Return..............................................    14.64%(d)      16.30%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,984        $326
     Ratio of Expenses to Average Net Assets..............     1.03%(e)       1.03%
     Ratio of Net Investment Income to Average Net Assets.     0.38%(e)       0.15%
     Portfolio Turnover Rate..............................     49.6%(e)       52.1%


                                                               2006(a)        2005        2004        2003         2002      2001(g)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP S&P 400 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.29     $ 11.77     $ 10.84       $ 8.42      $ 9.07      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.04        0.01       (0.01)          -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.87        1.85        1.04         2.43      (0.58)      (0.91)
                          Total From Investment Operations         1.91        1.89        1.05         2.42      (0.58)      (0.91)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.04)          -            -           -           -
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)          -
                         Total Dividends and Distributions       (0.58)      (0.37)      (0.12)           -       (0.07)          -
Net Asset Value, End of Period                                  $ 14.62     $ 13.29     $ 11.77      $ 10.84      $ 8.42      $ 9.07

Total Return(h)...........................................    14.80%(d)      16.31%       9.72%       28.74%     (6.52)%  (8.84)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $34,251     $27,806     $19,932      $13,620      $6,373      $2,125
     Ratio of Expenses to Average Net Assets..............     0.91%(e)       0.99%       1.04%        1.28%       1.10%    1.07%(e)
     Ratio of Gross Expenses to Average Net Assets(i).....        -%(e)          -%       1.04%        1.48%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.53%(e)       0.35%       0.11%      (0.10)%          -%       -%(e)
     Portfolio Turnover Rate..............................     49.6%(e)       52.1%       55.9%        41.4%       48.5%    63.4%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(g)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP S&P 400 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.54     $ 11.90     $ 10.95       $ 8.48      $ 9.13      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.09        0.14        0.12         0.09        0.09        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.90        1.88        1.05         2.45      (0.58)      (0.91)
                          Total From Investment Operations         1.99        2.02        1.17         2.54      (0.49)      (0.85)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.05)      (0.10)       (0.07)      (0.09)          -
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)          -
                         Total Dividends and Distributions       (0.69)      (0.38)      (0.22)       (0.07)      (0.16)          -
Net Asset Value, End of Period                                  $ 14.84     $ 13.54     $ 11.90      $ 10.95      $ 8.48      $ 9.13

Total Return..............................................    15.21%(d)      17.25%      10.74%       30.23%     (5.61)%  (8.24)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,974      $1,305         $12          $11          $8          $9
     Ratio of Expenses to Average Net Assets..............     0.15%(e)       0.15%       0.15%        0.15%       0.15%    0.15%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.26%(e)       1.05%       1.01%        1.03%       0.95%    0.90%(e)
     Portfolio Turnover Rate..............................     49.6%(e)       52.1%       55.9%        41.4%       48.5%    63.4%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP S&P 400 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.72     $ 12.07     $ 11.11       $ 8.60      $ 9.25     $ 10.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.07        0.13        0.09         0.07        0.04        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.93        1.90        1.06         2.49      (0.55)      (1.14)
                          Total From Investment Operations         2.00        2.03        1.15         2.56      (0.51)      (1.06)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.05)      (0.07)       (0.05)      (0.07)      (0.02)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)          -
                         Total Dividends and Distributions       (0.66)      (0.38)      (0.19)       (0.05)      (0.14)      (0.02)
Net Asset Value, End of Period                                  $ 15.06     $ 13.72     $ 12.07      $ 11.11      $ 8.60      $ 9.25

Total Return..............................................    15.02%(d)      17.06%      10.39%       29.93%     (5.78)%  (9.44)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $45,622     $31,845     $21,076      $15,280      $7,173      $1,164
     Ratio of Expenses to Average Net Assets..............     0.41%(e)       0.41%       0.41%        0.41%       0.41%    0.41%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.03%(e)       0.93%       0.74%        0.77%       0.69%    0.64%(e)
     Portfolio Turnover Rate..............................     49.6%(e)       52.1%       55.9%        41.4%       48.5%    63.4%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP S&P 400 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.67     $ 12.05     $ 11.09       $ 8.59      $ 9.25     $ 10.33
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.11        0.07         0.06        0.06        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.93        1.89        1.06         2.48      (0.59)      (1.10)
                          Total From Investment Operations         1.99        2.00        1.13         2.54      (0.53)      (1.06)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)      (0.05)      (0.05)       (0.04)      (0.06)      (0.02)
     Distributions from Realized Gains....................       (0.55)      (0.33)      (0.12)           -       (0.07)          -
                         Total Dividends and Distributions       (0.64)      (0.38)      (0.17)       (0.04)      (0.13)      (0.02)
Net Asset Value, End of Period                                  $ 15.02     $ 13.67     $ 12.05      $ 11.09      $ 8.59      $ 9.25

Total Return..............................................    15.01%(d)      16.82%      10.29%       29.70%     (5.99)%  (9.44)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,079      $5,575      $2,565       $1,607      $1,087      $1,157
     Ratio of Expenses to Average Net Assets..............     0.53%(e)       0.53%       0.53%        0.53%       0.52%    0.53%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.90%(e)       0.81%       0.61%        0.67%       0.58%    0.52%(e)
     Portfolio Turnover Rate..............................     49.6%(e)       52.1%       55.9%        41.4%       48.5%    63.4%(e)

(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.32 per share from December 1, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Calculated based on average shares outstanding during the period.

(g) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

(h)  Total return is calculated without the contingent deferred sales charge.

(i) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.39     $ 12.92     $ 11.77       $ 9.73      $ 9.96     $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.07        0.07        0.05         0.06        0.06        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.35        2.25        1.16         2.03        0.03      (0.24)
                          Total From Investment Operations         1.42        2.32        1.21         2.09        0.09      (0.20)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.03)      (0.06)       (0.05)      (0.05)      (0.02)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)          -
                         Total Dividends and Distributions       (2.15)      (0.85)      (0.06)       (0.05)      (0.32)      (0.02)
Net Asset Value, End of Period                                  $ 13.66     $ 14.39     $ 12.92      $ 11.77      $ 9.73      $ 9.96

Total Return..............................................    10.80%(d)      18.65%      10.35%       21.64%       0.61%  (1.62)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $588        $315      $1,587       $1,024      $1,223      $1,246
     Ratio of Expenses to Average Net Assets.............. 1.22%(    e)       1.22%       1.16%        1.20%       1.21%    1.22%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.23%(   f)     1.22%(f)    1.22%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.02%(e)       0.51%       0.43%        0.58%       0.50%    0.47%(e)
     Portfolio Turnover Rate..............................     91.4%(e)      167.8%      225.4%       186.5%      172.2%   122.3%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.40     $ 12.96     $ 11.80       $ 9.72      $ 9.95     $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.05        0.03         0.05        0.05        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.38        2.23        1.17         2.07        0.02      (0.24)
                          Total From Investment Operations         1.43        2.28        1.20         2.12        0.07      (0.21)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.02)      (0.04)       (0.04)      (0.03)      (0.02)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)          -
                         Total Dividends and Distributions       (2.13)      (0.84)      (0.04)       (0.04)      (0.30)      (0.02)
Net Asset Value, End of Period                                  $ 13.70     $ 14.40     $ 12.96      $ 11.80      $ 9.72      $ 9.95

Total Return..............................................    10.82%(d)      18.32%      10.20%       21.86%       0.44%  (1.72)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $914        $438        $155          $89        $704      $1,245
     Ratio of Expenses to Average Net Assets..............     1.40%(e)       1.40%       1.34%        1.36%       1.39%    1.40%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.41%(f)     1.40%(f)    1.40%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.78%(e)       0.33%       0.24%        0.45%       0.32%    0.29%(e)
     Portfolio Turnover Rate..............................     91.4%(e)      167.8%      225.4%       186.5%      172.2%   122.3%(e)


                                                                2006(a) 2005
MIDCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.34     $ 12.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.06        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.35        2.18
                          Total From Investment Operations         1.41        2.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.02)
     Distributions from Realized Gains....................       (2.08)      (0.82)
                         Total Dividends and Distributions       (2.11)      (0.84)
Net Asset Value, End of Period                                  $ 13.64     $ 14.34
Total Return..............................................    10.73%(d)      17.84%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $16         $49
     Ratio of Expenses to Average Net Assets..............     1.53%(e)       1.53%
     Ratio of Net Investment Income to Average Net Assets.     0.83%(e)       0.26%
     Portfolio Turnover Rate..............................     91.4%(e)      167.8%


                                                               2006(a)        2005        2004        2003         2002      2001(h)
                                                               ----           ----        ----        ----         ----      ----
MIDCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.26     $ 12.85     $ 11.68       $ 9.68      $ 9.91     $ 10.49
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.05        0.02         0.01        0.01          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.36        2.20        1.16         2.01        0.04      (0.58)
                          Total From Investment Operations         1.42        2.25        1.18         2.02        0.05      (0.58)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.02)      (0.01)       (0.02)      (0.01)          -
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)          -
                         Total Dividends and Distributions       (2.13)      (0.84)      (0.01)       (0.02)      (0.28)          -
Net Asset Value, End of Period                                  $ 13.55     $ 14.26     $ 12.85      $ 11.68      $ 9.68      $ 9.91

Total Return(i)...........................................    10.88%(d)      18.24%      10.15%       20.88%       0.24%  (5.17)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $125,623    $111,378     $77,354      $47,750     $20,879      $3,090
     Ratio of Expenses to Average Net Assets..............     1.37%(e)       1.41%       1.47%        1.70%       1.58%    1.57%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....        -%(e)          -%    1.48%(f)     1.77%(f)    1.60%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.88%(e)       0.34%       0.12%        0.06%       0.13%    0.04%(e)
     Portfolio Turnover Rate..............................     91.4%(e)      167.8%      225.4%       186.5%      172.2%   122.3%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 14.79     $ 12.92     $ 11.77       $ 9.73      $ 9.96     $ 10.49
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.11        0.19        0.13         0.08        0.11        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.41        2.53        1.15         2.07        0.04      (0.60)
                          Total From Investment Operations         1.52        2.72        1.28         2.15        0.15      (0.53)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.03)      (0.13)       (0.11)      (0.11)          -
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)          -
                         Total Dividends and Distributions       (2.23)      (0.85)      (0.13)       (0.11)      (0.38)          -
Net Asset Value, End of Period                                  $ 14.08     $ 14.79     $ 12.92      $ 11.77      $ 9.73      $ 9.96

Total Return..............................................    11.22%(d)   22.00%(k)      10.98%       22.33%       1.19%  (4.69)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,609      $5,054        $806          $92          $9          $9
     Ratio of Expenses to Average Net Assets..............     0.65%(e)       0.65%       0.59%        0.65%       0.64%    0.65%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.67%(f)     0.65%(f)    0.65%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.60%(e)       1.31%       1.03%        0.86%       1.08%    0.99%(e)
     Portfolio Turnover Rate..............................     91.4%(e)      167.8%      225.4%       186.5%      172.2%   122.3%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.38     $ 12.89     $ 11.74       $ 9.77     $ 10.00     $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.09        0.12        0.09         0.11        0.16        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.36        2.22        1.16         1.94      (0.04)      (0.27)
                          Total From Investment Operations         1.45        2.34        1.25         2.05        0.12      (0.16)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.03)      (0.10)       (0.08)      (0.08)      (0.02)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)          -
                         Total Dividends and Distributions       (2.19)      (0.85)      (0.10)       (0.08)      (0.35)      (0.02)
Net Asset Value, End of Period                                  $ 13.64     $ 14.38     $ 12.89      $ 11.74      $ 9.77     $ 10.00

Total Return..............................................    11.06%(d)      18.89%      10.72%       21.21%       0.92%  (1.23)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,110        $995        $206          $95        $709      $1,250
     Ratio of Expenses to Average Net Assets..............     0.91%(e)       0.91%       0.86%        0.88%       0.90%    0.91%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.92%(f)     0.91%(f)    0.91%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.35%(e)       0.86%       0.72%        0.94%       0.81%    0.82%(e)
     Portfolio Turnover Rate..............................     91.4%(e)      167.8%      225.4%       186.5%      172.2%   122.3%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MIDCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.30     $ 12.83     $ 11.69       $ 9.76      $ 9.98     $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.10        0.08         0.10        0.11        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.37        2.22        1.15         1.90        0.01      (0.24)
                          Total From Investment Operations         1.43        2.32        1.23         2.00        0.12      (0.18)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.03)      (0.09)       (0.07)      (0.07)      (0.02)
     Distributions from Realized Gains....................       (2.08)      (0.82)          -            -       (0.27)          -
                         Total Dividends and Distributions       (2.18)      (0.85)      (0.09)       (0.07)      (0.34)      (0.02)
Net Asset Value, End of Period                                  $ 13.55     $ 14.30     $ 12.83      $ 11.69      $ 9.76      $ 9.98

Total Return..............................................    10.92%(d)      18.80%      10.54%       20.68%       0.91%  (1.43)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,215        $176         $45          $37        $708      $1,248
     Ratio of Expenses to Average Net Assets..............     1.03%(e)       1.03%       0.96%        0.99%       1.01%    1.03%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.04%(f)     1.03%(f)    1.02%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.94%(e)       0.72%       0.63%        0.85%       0.70%    0.66%(e)
     Portfolio Turnover Rate..............................     91.4%(e)      167.8%      225.4%       186.5%      172.2%   122.3%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 29, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without commission rebates.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.05 per share from February 27, 2001 through February 28, 2001.

(i)  Total return is calculated without the contingent deferred sales charge.

(j) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.

(k) During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimburesment.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
MONEY MARKET FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.02          -            -         0.01        0.04
                          Total From Investment Operations         0.02        0.02           -            -        0.01        0.04
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.02)          -            -       (0.01)      (0.04)
                         Total Dividends and Distributions       (0.02)      (0.02)          -            -       (0.01)      (0.04)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     1.73%(d)       1.99%       0.28%        0.32%       1.06%    3.59%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,592      $8,665      $7,413       $4,581      $2,070        $100
     Ratio of Expenses to Average Net Assets.............. 0.97%(    e)       0.97%       0.97%        0.97%       0.97%    0.91%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -% 0.97%(    f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.46%(e)       1.98%       0.31%        0.29%       0.91%    3.92%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MONEY MARKET FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.02          -            -         0.01        0.03
                          Total From Investment Operations         0.02        0.02           -            -        0.01        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.02)          -            -       (0.01)      (0.03)
                         Total Dividends and Distributions       (0.02)      (0.02)          -            -       (0.01)      (0.03)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     1.64%(d)       1.81%       0.13%        0.16%       0.88%    3.44%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,833      $9,180      $6,394       $5,494        $564        $667
     Ratio of Expenses to Average Net Assets..............     1.15%(e)       1.15%       1.12%        1.13%       1.15%    1.15%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.15%(f)     1.15%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.30%(e)       1.77%       0.15%        0.12%       0.88%    3.14%(e)


                                                                2006(a) 2005
MONEY MARKET FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.02        0.02
                          Total From Investment Operations         0.02        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.02)
                         Total Dividends and Distributions       (0.02)      (0.02)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00
Total Return..............................................     1.58%(d)       1.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,695      $8,627
     Ratio of Expenses to Average Net Assets..............     1.28%(e)       1.28%
     Ratio of Net Investment Income to Average Net Assets.     3.00%(e)       2.43%


                                                               2006(a)        2005        2004        2003         2002      2001(h)
                                                               ----           ----        ----        ----         ----      ----
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.02          -            -         0.01        0.02
                          Total From Investment Operations         0.02        0.02           -            -        0.01        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.02)          -            -       (0.01)      (0.02)
                         Total Dividends and Distributions       (0.02)      (0.02)          -            -       (0.01)      (0.02)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return(i)...........................................     1.68%(d)       1.79%       0.08%        0.06%       0.68%    2.12%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $140,865    $143,460    $132,551      $95,332     $36,795      $7,269
     Ratio of Expenses to Average Net Assets..............     1.08%(e)       1.15%       1.17%        1.21%       1.35%    1.31%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....     1.08%(e)       1.15%       1.43%        1.54%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.36%(e)       1.78%       0.09%        0.04%       0.59%    2.48%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.03        0.01         0.01        0.02        0.03
                          Total From Investment Operations         0.02        0.03        0.01         0.01        0.02        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.03)      (0.01)       (0.01)      (0.02)      (0.03)
                         Total Dividends and Distributions       (0.02)      (0.03)      (0.01)       (0.01)      (0.02)      (0.03)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     2.02%(d)       2.56%       0.85%        0.89%       1.64%    2.71%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,071    $140,592     $56,277      $23,684      $1,522        $186
     Ratio of Expenses to Average Net Assets..............     0.40%(e)       0.40%       0.40%        0.40%       0.40%    0.40%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.88%(e)       2.67%       0.89%        0.78%       1.53%    3.39%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MONEY MARKET FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.02        0.01         0.01        0.01        0.04
                          Total From Investment Operations         0.02        0.02        0.01         0.01        0.01        0.04
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.02)      (0.01)       (0.01)      (0.01)      (0.04)
                         Total Dividends and Distributions       (0.02)      (0.02)      (0.01)       (0.01)      (0.01)      (0.04)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     1.89%(d)       2.30%       0.59%        0.64%       1.38%    3.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $30,352     $30,291     $14,599       $8,431      $1,949      $4,700
     Ratio of Expenses to Average Net Assets..............     0.66%(e)       0.66%       0.66%        0.66%       0.66%    0.66%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.77%(e)       2.30%       0.61%        0.55%       1.39%    4.23%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
MONEY MARKET FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.02        0.01         0.01        0.01        0.04
                          Total From Investment Operations         0.02        0.02        0.01         0.01        0.01        0.04
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.02)      (0.01)       (0.01)      (0.01)      (0.04)
                         Total Dividends and Distributions       (0.02)      (0.02)      (0.01)       (0.01)      (0.01)      (0.04)
Net Asset Value, End of Period                                   $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return..............................................     1.83%(d)       2.17%       0.46%        0.49%       1.26%    3.75%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,189      $3,495      $1,484          $10         $10        $100
     Ratio of Expenses to Average Net Assets..............     0.78%(e)       0.78%       0.78%        0.63%       0.77%    0.78%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%          -%     0.78%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.80%(e)       2.28%       0.49%        0.37%       1.25%    4.11%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares recognized $.001 of net investment income per share, all of which was distributed, during the period November 28, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Expense ratio without the Manager's voluntary expense limit.

(g) Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date operations commenced, through October 31, 2001.

(i)  Total return is calculated without the contingent deferred sales charge.

(j) Expense ratio without the Managers' voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                   2006(a) 2005(b)
                                                                   ----    ----
PARTNERS GLOBAL EQUITY FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.21     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.77        0.17
                          Total From Investment Operations         1.80        0.21
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -
                         Total Dividends and Distributions       (0.01)          -
Net Asset Value, End of Period                                  $ 12.00     $ 10.21
Total Return..............................................    17.60%(d)    2.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $933         $10
     Ratio of Expenses to Average Net Assets.............. 1.52%(    e)    1.52%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.47%(e)    0.53%(e)
     Portfolio Turnover Rate..............................     42.1%(e)    37.1%(e)


                                                                2006(a) 2005(b)
PARTNERS GLOBAL EQUITY FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.23     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.77        0.21
                          Total From Investment Operations         1.79        0.23
Net Asset Value, End of Period                                  $ 12.02     $ 10.23
Total Return..............................................    17.50%(d)    2.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $403         $40
     Ratio of Expenses to Average Net Assets..............     1.70%(e)    1.70%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.35%(e)    0.24%(e)
     Portfolio Turnover Rate..............................     42.1%(e)    37.1%(e)


                                                                2006(a) 2005(b)
PARTNERS GLOBAL EQUITY FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.19     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.77        0.18
                          Total From Investment Operations         1.78        0.19
Net Asset Value, End of Period                                  $ 11.97     $ 10.19
Total Return..............................................    17.47%(d)    1.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $171         $22
     Ratio of Expenses to Average Net Assets..............     1.83%(e)    1.83%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.10%(e)    0.16%(e)
     Portfolio Turnover Rate..............................     42.1%(e)    37.1%(e)


                                                                2006(a) 2005(b)
PARTNERS GLOBAL EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.25     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.78        0.18
                          Total From Investment Operations         1.83        0.25
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)          -
                         Total Dividends and Distributions       (0.07)          -
Net Asset Value, End of Period                                  $ 12.01     $ 10.25
Total Return..............................................    17.91%(d)    2.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,100     $11,184
     Ratio of Expenses to Average Net Assets..............     0.95%(e)    0.95%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.84%(e)    1.10%(e)
     Portfolio Turnover Rate..............................     42.1%(e)    37.1%(e)


                                                                2006(a) 2005(b)
PARTNERS GLOBAL EQUITY FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.23     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.78        0.17
                          Total From Investment Operations         1.82        0.23
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 12.01     $ 10.23
Total Return..............................................    17.84%(d)    2.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $947         $10
     Ratio of Expenses to Average Net Assets..............     1.21%(e)    1.21%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.78%(e)    0.85%(e)
     Portfolio Turnover Rate..............................     42.1%(e)    37.1%(e)


                                                                2006(a) 2005(b)
PARTNERS GLOBAL EQUITY FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.22     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.79        0.22
                          Total From Investment Operations         1.81        0.22
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -
                         Total Dividends and Distributions       (0.03)          -
Net Asset Value, End of Period                                  $ 12.00     $ 10.22
Total Return..............................................    17.71%(d)    2.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $865        $834
     Ratio of Expenses to Average Net Assets..............     1.33%(e)    1.33%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.38%(e)    0.07%(e)
     Portfolio Turnover Rate..............................     42.1%(e)    37.1%(e)


(a) Six months ended April 30, 2006.

(b) Period from March 1, 2005, date operations commenced, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                               2006( a)        2005     2004(b)
                                                               ----            ----     ----
PARTNERS INTERNATIONAL FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.65     $ 10.87     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.11      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.69        1.80        0.56
                          Total From Investment Operations         2.74        1.91        0.53
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.04)          -
     Distributions from Realized Gains....................       (0.41)      (0.09)          -
                         Total Dividends and Distributions       (0.44)      (0.13)          -
Net Asset Value, End of Period                                  $ 14.95     $ 12.65     $ 10.87
Total Return..............................................    22.26%(d)      17.66%    5.13%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,381      $7,195         $89
     Ratio of Expenses to Average Net Assets.............. 1.66%(    e)       1.67%    1.65%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.67%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.70%(e)       0.92%  (0.74)%(e)
     Portfolio Turnover Rate..............................     75.7%(e)       60.1%    78.8%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS INTERNATIONAL FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.62     $ 10.86     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.08        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.69        1.81        0.57
                          Total From Investment Operations         2.72        1.89        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -         0.04          -
     Distributions from Realized Gains....................       (0.41)      (0.09)          -
                         Total Dividends and Distributions       (0.41)      (0.13)          -
Net Asset Value, End of Period                                  $ 14.93     $ 12.62     $ 10.86
Total Return..............................................    22.17%(d)      17.47%    5.03%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,075      $7,835      $1,715
     Ratio of Expenses to Average Net Assets..............     1.84%(e)       1.85%    1.83%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.85%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.45%(e)       0.63%  (1.21)%(e)
     Portfolio Turnover Rate..............................     75.7%(e)       60.1%    78.8%(e)


                                                                2006(a) 2005
PARTNERS INTERNATIONAL FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.66     $ 10.96
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.68        1.82
                          Total From Investment Operations         2.72        1.83
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)
     Distributions from Realized Gains....................       (0.41)      (0.09)
                         Total Dividends and Distributions       (0.41)      (0.13)
Net Asset Value, End of Period                                  $ 14.97     $ 12.66
Total Return..............................................    22.08%(d)      16.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,449        $339
     Ratio of Expenses to Average Net Assets..............     1.97%(e)       1.98%
     Ratio of Net Investment Income to Average Net Assets.     0.53%(e)       0.11%
     Portfolio Turnover Rate..............................     75.7%(e)       60.1%


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.74     $ 10.89     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.17        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.71        1.82        0.83
                          Total From Investment Operations         2.79        1.99        0.89
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.05)          -
     Distributions from Realized Gains....................       (0.41)      (0.09)          -
                         Total Dividends and Distributions       (0.51)      (0.14)          -
Net Asset Value, End of Period                                  $ 15.02     $ 12.74     $ 10.89
Total Return..............................................    22.62%(d)      18.33%    8.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $706,209    $537,573    $193,488
     Ratio of Expenses to Average Net Assets..............     1.09%(e)       1.10%    1.09%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.10%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     1.13%(e)       1.31%    0.63%(e)
     Portfolio Turnover Rate..............................     75.7%(e)       60.1%    78.8%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS INTERNATIONAL FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.69     $ 10.88     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.13        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.71        1.81        0.53
                          Total From Investment Operations         2.77        1.94        0.54
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.04)          -
     Distributions from Realized Gains....................       (0.41)      (0.09)          -
                         Total Dividends and Distributions       (0.48)      (0.13)          -
Net Asset Value, End of Period                                  $ 14.98     $ 12.69     $ 10.88
Total Return..............................................    22.48%(d)      17.95%    5.22%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,243     $13,279         $12
     Ratio of Expenses to Average Net Assets..............     1.35%(e)       1.36%    1.34%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.36%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.94%(e)       1.07%    0.21%(e)
     Portfolio Turnover Rate..............................     75.7%(e)       60.1%    78.8%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS INTERNATIONAL FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.68     $ 10.88     $ 10.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.13      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.71        1.80        0.55
                          Total From Investment Operations         2.76        1.93        0.54
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.04)          -
     Distributions from Realized Gains....................       (0.41)      (0.09)          -
                         Total Dividends and Distributions       (0.46)      (0.13)          -
Net Asset Value, End of Period                                  $ 14.98     $ 12.68     $ 10.88
Total Return..............................................    22.44%(d)      17.84%    5.22%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,365      $4,807        $191
     Ratio of Expenses to Average Net Assets..............     1.47%(e)       1.48%    1.47%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.48%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.67%(e)       1.04%  (0.15)%(e)
     Portfolio Turnover Rate..............................     75.7%(e)       60.1%    78.8%(e)


(a)  Six months ended April 30, 2006.

(b)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without  commission  rebates.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
PARTNERS LARGECAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................     $ 10.27      $ 10.10      $ 9.36      $ 8.14      $ 9.07      $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.04         0.07        0.03        0.05        0.04         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.89         0.76        0.74        1.17      (0.95)       (1.36)
                          Total From Investment Operations        0.93         0.83        0.77        1.22      (0.91)       (1.31)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.03)       (0.09)      (0.03)          -       (0.02)       (0.02)
     Distributions from Realized Gains....................      (0.44)       (0.57)          -           -           -            -
                         Total Dividends and Distributions      (0.47)       (0.66)      (0.03)          -       (0.02)       (0.02)
Net Asset Value, End of Period                                 $ 10.73      $ 10.27     $ 10.10      $ 9.36      $ 8.14       $ 9.07
Total Return..............................................    9.23%(d)        8.39%       8.27%      14.99%    (10.11)%  (11.96)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $30,340      $25,026     $23,026     $12,025      $1,075         $907
     Ratio of Expenses to Average Net Assets.............. 1.31%(   e)        1.32%       1.30%       1.32%       1.31%     1.32%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -% 1.32%(   f)    1.32%(f)    1.32%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.69%(e)        0.66%       0.27%       0.57%       0.64%     0.52%(e)
     Portfolio Turnover Rate..............................    51.6%(e) 51.8%(    g)       93.9%       41.7%       71.9%     59.4%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................     $ 10.22      $ 10.06      $ 9.33      $ 8.12      $ 9.04      $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.04        0.01        0.04        0.02         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.87         0.78        0.74        1.17      (0.94)       (1.38)
                          Total From Investment Operations        0.90         0.82        0.75        1.21      (0.92)       (1.34)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.01)       (0.09)      (0.02)          -           -        (0.02)
     Distributions from Realized Gains....................      (0.44)       (0.57)          -           -           -            -
                         Total Dividends and Distributions      (0.45)       (0.66)      (0.02)          -           -        (0.02)
Net Asset Value, End of Period                                 $ 10.67      $ 10.22     $ 10.06      $ 9.33      $ 8.12       $ 9.04
Total Return..............................................    8.99%(d)        8.30%       7.99%      14.90%    (10.18)%  (12.16)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $31,177      $29,275     $22,390     $11,290      $1,385         $924
     Ratio of Expenses to Average Net Assets..............    1.49%(e)        1.50%       1.47%       1.50%       1.48%     1.50%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.50%(f)    1.50%(f)    1.50%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.51%(e)        0.42%       0.09%       0.42%       0.47%     0.34%(e)
     Portfolio Turnover Rate..............................    51.6%(e)     51.8%(g)       93.9%       41.7%       71.9%     59.4%(e)


                                                                2006(a) 2005
PARTNERS LARGECAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.30     $ 10.15
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.02      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.89        0.83
                          Total From Investment Operations         0.91        0.81
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.09)
     Distributions from Realized Gains....................       (0.44)      (0.57)
                         Total Dividends and Distributions       (0.44)      (0.66)
Net Asset Value, End of Period                                  $ 10.77     $ 10.30
Total Return..............................................     8.97%(d)       8.11%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,436        $257
     Ratio of Expenses to Average Net Assets..............     1.62%(e)       1.63%
     Ratio of Net Investment Income to Average Net Assets.     0.32%(e)     (0.17)%
     Portfolio Turnover Rate..............................     51.6%(e)    51.8%(g)


                                                               2006(a)        2005        2004        2003         2002      2001(i)
                                                               ----           ----        ----        ----         ----      ----
PARTNERS LARGECAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................     $ 10.10       $ 9.95      $ 9.22      $ 8.05      $ 8.99      $ 10.15
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.04          -         0.01        0.05           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.88         0.77        0.73        1.16      (0.99)       (1.16)
                          Total From Investment Operations        0.91         0.81        0.73        1.17      (0.94)       (1.16)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.02)       (0.09)          -           -           -            -
     Distributions from Realized Gains....................      (0.44)       (0.57)          -           -           -            -
                         Total Dividends and Distributions      (0.46)       (0.66)          -           -           -            -
Net Asset Value, End of Period                                 $ 10.55      $ 10.10      $ 9.95      $ 9.22      $ 8.05       $ 8.99
Total Return(j)...........................................    9.13%(d)        8.29%       7.95%      14.53%    (10.46)%  (11.25)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $89,024      $69,766     $43,662     $20,880      $5,315         $559
     Ratio of Expenses to Average Net Assets..............    1.43%(e)        1.49%       1.53%       1.70%       1.68%     1.67%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....       -%(e)           -%    1.56%(f)    1.92%(f)    1.70%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.55%(e)        0.41%       0.04%       0.17%       0.24%     0.10%(e)
     Portfolio Turnover Rate..............................    51.6%(e)     51.8%(g)       93.9%       41.7%       71.9%     59.4%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................     $ 10.37      $ 10.14      $ 9.40      $ 8.17      $ 9.11      $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.07         0.12        0.08        0.10        0.06         0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.90         0.78        0.75        1.17      (0.93)       (1.34)
                          Total From Investment Operations        0.97         0.90        0.83        1.27      (0.87)       (1.27)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.09)       (0.10)      (0.09)      (0.04)      (0.07)       (0.02)
     Distributions from Realized Gains....................      (0.44)       (0.57)          -           -           -            -
                         Total Dividends and Distributions      (0.53)       (0.67)      (0.09)      (0.04)      (0.07)       (0.02)
Net Asset Value, End of Period                                 $ 10.81      $ 10.37     $ 10.14      $ 9.40      $ 8.17       $ 9.11
Total Return..............................................    9.56%(d)        9.03%       8.84%      15.68%     (9.66)%  (11.57)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $597,125     $557,357    $464,035    $289,273    $138,527      $15,058
     Ratio of Expenses to Average Net Assets..............    0.74%(e)        0.75%       0.72%       0.74%       0.73%     0.75%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.75%(f)    0.75%(f)    0.75%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.27%(e)        1.21%       0.85%       1.13%       1.23%     1.15%(e)
     Portfolio Turnover Rate..............................    51.6%(e)     51.8%(g)       93.9%       41.7%       71.9%     59.4%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................     $ 10.32      $ 10.11      $ 9.38      $ 8.15      $ 9.08      $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.05         0.10        0.06        0.08        0.04         0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.89         0.77        0.73        1.17      (0.92)       (1.37)
                          Total From Investment Operations        0.94         0.87        0.79        1.25      (0.88)       (1.30)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.06)       (0.09)      (0.06)      (0.02)      (0.05)       (0.02)
     Distributions from Realized Gains....................      (0.44)       (0.57)          -           -           -            -
                         Total Dividends and Distributions      (0.50)       (0.66)      (0.06)      (0.02)      (0.05)       (0.02)
Net Asset Value, End of Period                                 $ 10.76      $ 10.32     $ 10.11      $ 9.38      $ 8.15       $ 9.08
Total Return..............................................    9.32%(d)        8.82%       8.47%      15.42%     (9.82)%  (11.86)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $44,354      $42,290     $34,283     $21,346      $3,811         $909
     Ratio of Expenses to Average Net Assets..............    1.00%(e)        1.01%       0.98%       1.00%       0.99%     1.01%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.01%(f)    1.01%(f)    1.01%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.01%(e)        0.94%       0.59%       0.89%       0.96%     0.83%(e)
     Portfolio Turnover Rate..............................    51.6%(e)     51.8%(g)       93.9%       41.7%       71.9%     59.4%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................     $ 10.33      $ 10.14      $ 9.40      $ 8.15      $ 9.08      $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.05         0.08        0.04        0.07        0.07         0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.89         0.77        0.75        1.19      (0.97)       (1.36)
                          Total From Investment Operations        0.94         0.85        0.79        1.26      (0.90)       (1.30)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.05)       (0.09)      (0.05)      (0.01)      (0.03)       (0.02)
     Distributions from Realized Gains....................      (0.44)       (0.57)          -           -           -            -
                         Total Dividends and Distributions      (0.49)       (0.66)      (0.05)      (0.01)      (0.03)       (0.02)
Net Asset Value, End of Period                                 $ 10.78      $ 10.33     $ 10.14      $ 9.40      $ 8.15       $ 9.08
Total Return..............................................    9.28%(d)        8.58%       8.43%      15.53%     (9.93)%  (11.86)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $10,452       $8,554      $5,776      $2,132        $816         $908
     Ratio of Expenses to Average Net Assets..............    1.12%(e)        1.13%       1.11%       1.12%       1.11%     1.13%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.13%(f)    1.13%(f)    1.12%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.87%(e)        0.74%       0.44%       0.78%       0.83%     0.71%(e)
     Portfolio Turnover Rate..............................    51.6%(e)     51.8%(g)       93.9%       41.7%       71.9%     59.4%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each incurred an unrealized gain of $.40 per share from November 29, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J incurred an unrealized loss of $.13 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.38       $ 7.76      $ 7.16      $ 6.06      $ 7.59      $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.04         0.08        0.04        0.04        0.03         0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.76         0.64        0.60        1.09      (1.52)       (2.61)
                          Total From Investment Operations        0.80         0.72        0.64        1.13      (1.49)       (2.58)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.04)       (0.06)      (0.04)      (0.03)      (0.04)       (0.01)
     Distributions from Realized Gains....................      (0.03)       (0.04)          -           -           -            -
                         Total Dividends and Distributions      (0.07)       (0.10)      (0.04)      (0.03)      (0.04)       (0.01)
Net Asset Value, End of Period                                  $ 9.11       $ 8.38      $ 7.76      $ 7.16      $ 6.06       $ 7.59
Total Return..............................................    9.56%(d)        9.24%       8.89%      18.75%    (19.78)%  (23.88)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $2,006       $1,095      $1,325      $1,887      $1,285         $949
     Ratio of Expenses to Average Net Assets.............. 1.02%(   e)        1.02%       1.01%       1.01%       1.02%     1.02%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -% 1.02%(   f)    1.02%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.84%(e)        0.99%       0.53%       0.62%       0.51%     0.42%(e)
     Portfolio Turnover Rate..............................    72.7%(e) 148.8%(   g)       76.5%       82.9%       89.4%     71.7%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 8.34       $ 7.74      $ 7.15      $ 6.05      $ 7.57      $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.06        0.03        0.03        0.02         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.77         0.64        0.58        1.09      (1.52)       (2.62)
                          Total From Investment Operations        0.80         0.70        0.61        1.12      (1.50)       (2.60)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.02)       (0.06)      (0.02)      (0.02)      (0.02)       (0.01)
     Distributions from Realized Gains....................      (0.03)       (0.04)          -           -           -            -
                         Total Dividends and Distributions      (0.05)       (0.10)      (0.02)      (0.02)      (0.02)       (0.01)
Net Asset Value, End of Period                                  $ 9.09       $ 8.34      $ 7.74      $ 7.15      $ 6.05       $ 7.57
Total Return..............................................    9.66%(d)        8.99%       8.58%      18.57%    (19.84)%  (24.08)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $3,618       $3,573      $2,272      $2,169        $757         $948
     Ratio of Expenses to Average Net Assets..............    1.20%(e)        1.20%       1.19%       1.20%       1.20%     1.20%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.20%(f)    1.20%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.67%(e)        0.70%       0.34%       0.41%       0.30%     0.25%(e)
     Portfolio Turnover Rate..............................    72.7%(e)    148.8%(g)       76.5%       82.9%       89.4%     71.7%(e)


                                                                2006(a) 2005
PARTNERS LARGECAP BLEND FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.31      $ 7.72
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.02        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.76        0.63
                          Total From Investment Operations         0.78        0.69
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.06)
     Distributions from Realized Gains....................       (0.03)      (0.04)
                         Total Dividends and Distributions       (0.04)      (0.10)
Net Asset Value, End of Period                                   $ 9.05      $ 8.31
Total Return..............................................     9.43%(d)       8.87%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $551         $11
     Ratio of Expenses to Average Net Assets..............     1.33%(e)       1.33%
     Ratio of Net Investment Income to Average Net Assets.     0.45%(e)       0.70%
     Portfolio Turnover Rate..............................     72.7%(e)   148.8%(g)


                                                               2006(a)        2005        2004        2003         2002      2001(i)
                                                               ----           ----        ----        ----         ----      ----
PARTNERS LARGECAP BLEND FUND I
Class J shares
Net Asset Value, Beginning of Period......................      $ 8.27       $ 7.67      $ 7.08      $ 6.00      $ 7.51       $ 8.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.06        0.02        0.01        0.01           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.76         0.64        0.58        1.08      (1.51)       (1.37)
                          Total From Investment Operations        0.79         0.70        0.60        1.09      (1.50)       (1.37)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.02)       (0.06)      (0.01)      (0.01)      (0.01)           -
     Distributions from Realized Gains....................      (0.03)       (0.04)          -           -           -            -
                         Total Dividends and Distributions      (0.05)       (0.10)      (0.01)      (0.01)      (0.01)           -
Net Asset Value, End of Period                                  $ 9.01       $ 8.27      $ 7.67      $ 7.08      $ 6.00       $ 7.51
Total Return(j)...........................................    9.63%(d)        9.06%       8.45%      18.16%    (20.02)%  (15.52)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $42,707      $33,926     $25,189     $15,775      $8,756       $2,572
     Ratio of Expenses to Average Net Assets..............    1.15%(e)        1.20%       1.26%       1.44%       1.40%     1.36%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....       -%(e)           -%    1.26%(f)    1.50%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.71%(e)        0.78%       0.28%       0.19%       0.12%     0.02%(e)
     Portfolio Turnover Rate..............................    72.7%(e)    148.8%(g)       76.5%       82.9%       89.4%     71.7%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(i)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 8.38       $ 7.72      $ 7.13      $ 6.03      $ 7.55       $ 8.88
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.06         0.13        0.08        0.08        0.07         0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.77         0.63        0.59        1.09      (1.51)       (1.38)
                          Total From Investment Operations        0.83         0.76        0.67        1.17      (1.44)       (1.33)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.09)       (0.06)      (0.08)      (0.07)      (0.08)           -
     Distributions from Realized Gains....................      (0.03)       (0.04)          -           -           -            -
                         Total Dividends and Distributions      (0.12)       (0.10)      (0.08)      (0.07)      (0.08)           -
Net Asset Value, End of Period                                  $ 9.09       $ 8.38      $ 7.72      $ 7.13      $ 6.03       $ 7.55
Total Return..............................................    9.95%(d)        9.86%       9.42%      19.52%    (19.29)%  (15.07)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $10           $9          $9          $8          $7           $8
     Ratio of Expenses to Average Net Assets..............    0.45%(e)        0.45%       0.45%       0.44%       0.45%     0.45%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.45%(f)    0.45%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.43%(e)        1.58%       1.10%       1.21%       1.05%     0.96%(e)
     Portfolio Turnover Rate..............................    72.7%(e)    148.8%(g)       76.5%       82.9%       89.4%     71.7%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.42       $ 7.78      $ 7.18      $ 6.08      $ 7.62      $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.05         0.11        0.06        0.06        0.03         0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.77         0.63        0.60        1.09      (1.51)       (2.64)
                          Total From Investment Operations        0.82         0.74        0.66        1.15      (1.48)       (2.55)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.06)       (0.06)      (0.06)      (0.05)      (0.06)       (0.01)
     Distributions from Realized Gains....................      (0.03)       (0.04)          -           -           -            -
                         Total Dividends and Distributions      (0.09)       (0.10)      (0.06)      (0.05)      (0.06)       (0.01)
Net Asset Value, End of Period                                  $ 9.15       $ 8.42      $ 7.78      $ 7.18      $ 6.08       $ 7.62
Total Return..............................................    9.86%(d)        9.50%       9.21%      19.05%    (19.59)%  (23.58)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $3,999       $3,470      $2,518      $2,930      $1,498         $952
     Ratio of Expenses to Average Net Assets..............    0.71%(e)        0.71%       0.70%       0.70%       0.71%     0.71%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.71%(f)    0.71%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.16%(e)        1.28%       0.84%       0.92%       0.84%     0.66%(e)
     Portfolio Turnover Rate..............................    72.7%(e)    148.8%(g)       76.5%       82.9%       89.4%     71.7%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP BLEND FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 8.39       $ 7.76      $ 7.17      $ 6.07      $ 7.60      $ 10.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.04         0.08        0.05        0.05        0.05         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.77         0.65        0.59        1.09      (1.53)       (2.61)
                          Total From Investment Operations        0.81         0.73        0.64        1.14      (1.48)       (2.57)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.05)       (0.06)      (0.05)      (0.04)      (0.05)       (0.01)
     Distributions from Realized Gains....................      (0.03)       (0.04)          -           -           -            -
                         Total Dividends and Distributions      (0.08)       (0.10)      (0.05)      (0.04)      (0.05)       (0.01)
Net Asset Value, End of Period                                  $ 9.12       $ 8.39      $ 7.76      $ 7.17      $ 6.07       $ 7.60

Total Return..............................................    9.76%(d)        9.39%       8.94%      18.94%    (19.60)%  (23.78)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $2,385       $1,834        $348        $897        $759         $950
     Ratio of Expenses to Average Net Assets..............    0.83%(e)        0.83%       0.82%       0.82%       0.82%     0.83%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.83%(f)    0.83%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    1.01%(e)        0.94%       0.71%       0.82%       0.67%     0.61%(e)
     Portfolio Turnover Rate..............................    72.7%(e)    148.8%(g)       76.5%       82.9%       89.4%     71.7%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.17 per share from November 28, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.11 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                  2006(a)        2005     2004       2003(b)
                                                                  ----           ----     ----       ----
PARTNERS LARGECAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.66     $ 11.72     $ 11.97      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.03)      (0.06)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.44        0.65      (0.19)         2.02
                          Total From Investment Operations         0.43        0.62      (0.25)         1.97
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.02     $ 11.66     $ 11.72      $ 11.97
Total Return..............................................     3.64%(d)       5.28%     (2.09)%    19.70%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,931      $1,967        $144         $120
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)       1.57%       1.55%     1.54%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.57%(   f) 1.57%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.22)%(e)     (0.22)%     (0.53)%   (0.51)%(e)
     Portfolio Turnover Rate..............................     95.2%(e)       87.9%      129.3%     64.8%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.60     $ 11.69     $ 11.95      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.03)      (0.10)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.45        0.62      (0.16)         2.01
                          Total From Investment Operations         0.43        0.59      (0.26)         1.95
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 11.96     $ 11.60     $ 11.69      $ 11.95
Total Return..............................................     3.66%(d)       5.02%     (2.18)%    19.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,406      $2,393      $2,251         $119
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.75%     1.72%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.75%(f) 1.75%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.40)%(e)     (0.27)%     (0.88)%   (0.69)%(e)
     Portfolio Turnover Rate..............................     95.2%(e)       87.9%      129.3%     64.8%(e)


                                                                2006(a)        2005
PARTNERS LARGECAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.75     $ 11.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.12)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.45        0.76
                          Total From Investment Operations         0.42        0.64
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)
                         Total Dividends and Distributions       (0.07)      (0.68)
Net Asset Value, End of Period                                  $ 12.10     $ 11.75
Total Return..............................................     3.53%(d)       5.40%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $360        $317
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.53)%(e)     (1.00)%
     Portfolio Turnover Rate..............................     95.2%(e)       87.9%


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.56     $ 11.65     $ 11.93      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.04)      (0.09)       (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.44        0.63      (0.19)         2.02
                          Total From Investment Operations         0.42        0.59      (0.28)         1.93
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 11.91     $ 11.56     $ 11.65      $ 11.93
Total Return(g)...........................................     3.59%(d)       5.04%     (2.35)%    19.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,929      $8,187      $5,451       $2,609
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.80%     1.94%(e)
     Ratio of Gross Expenses to Average Net Assets(h).....     1.98%(e)       2.13%    2.36%(f) 6.94%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.40)%(e)     (0.32)%     (0.77)%   (0.95)%(e)
     Portfolio Turnover Rate..............................     95.2%(e)       87.9%      129.3%     64.8%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.85     $ 11.85     $ 12.03      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.02          -          0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.45        0.66      (0.18)         2.02
                          Total From Investment Operations         0.48        0.68      (0.18)         2.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -           -            -
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.08)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.25     $ 11.85     $ 11.85      $ 12.03
Total Return..............................................     4.04%(d)       5.75%     (1.50)%    20.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $164,743    $330,258      $5,331       $5,414
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       0.98%     0.97%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.00%(f) 1.00%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.41%(e)       0.13%       0.04%     0.06%(e)
     Portfolio Turnover Rate..............................     95.2%(e)       87.9%      129.3%     64.8%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.78     $ 11.79     $ 12.00      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.04      (0.03)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.45        0.63      (0.18)         2.02
                          Total From Investment Operations         0.46        0.67      (0.21)         2.00
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.17     $ 11.78     $ 11.79      $ 12.00
Total Return..............................................     3.86%(d)       5.69%     (1.75)%    20.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $32         $31        $118         $120
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.24%     1.23%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.26%(f) 1.26%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.10%(e)       0.38%     (0.22)%   (0.20)%(e)
     Portfolio Turnover Rate..............................     95.2%(e)       87.9%      129.3%     64.8%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS LARGECAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 11.77     $ 11.99      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -         0.03      (0.04)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.45        0.62      (0.18)         2.02
                          Total From Investment Operations         0.45        0.65      (0.22)         1.99
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)      (0.68)          -            -
                         Total Dividends and Distributions       (0.07)      (0.68)          -            -
Net Asset Value, End of Period                                  $ 12.12     $ 11.74     $ 11.77      $ 11.99
Total Return..............................................     3.79%(d)       5.52%     (1.83)%    19.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $18         $17        $118         $120
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.36%     1.35%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.38%(f) 1.38%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.04)%(e)       0.27%     (0.34)%   (0.32)%(e)
     Portfolio Turnover Rate..............................     95.2%(e)       87.9%      129.3%     64.8%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 30, 2002, date operations commenced, through October 31, 2003.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without  commission  rebates.

(g)  Total return is calculated  without the  contingent  deferred sales charge.

(h) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit decreased on March 1, 2004 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.03       $ 7.25      $ 6.99      $ 6.11      $ 7.45      $ 10.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.02           -       (0.02)      (0.01)        0.02       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.34         0.82        0.28        0.89      (1.36)       (2.81)
                          Total From Investment Operations        0.36         0.82        0.26        0.88      (1.34)       (2.84)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.04)          -           -           -            -
     Distributions from Realized Gains....................      (0.31)           -           -           -           -            -
                         Total Dividends and Distributions      (0.31)       (0.04)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.08       $ 8.03      $ 7.25      $ 6.99      $ 6.11       $ 7.45
Total Return..............................................    4.35%(d)       11.29%       3.72%      14.40%    (17.99)%  (26.06)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $30,157      $32,154     $31,356     $21,390      $4,903         $745
     Ratio of Expenses to Average Net Assets.............. 1.31%(   e)        1.31%       1.25%       1.32%       1.32%     1.32%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -% 1.32%(   f)    1.32%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.38%(e)      (0.05)%     (0.35)%     (0.21)%     (0.35)%   (0.48)%(e)
     Portfolio Turnover Rate..............................    62.9%(e) 66.5%(    g)      157.8%      130.9%      182.9%    104.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 7.84       $ 7.09      $ 6.85      $ 5.99      $ 7.43      $ 10.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01       (0.02)      (0.04)      (0.02)        0.01       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.33         0.81        0.28        0.88      (1.45)       (2.82)
                          Total From Investment Operations        0.34         0.79        0.24        0.86      (1.44)       (2.86)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.04)          -           -           -            -
     Distributions from Realized Gains....................      (0.31)           -           -           -           -            -
                         Total Dividends and Distributions      (0.31)       (0.04)          -           -           -            -
Net Asset Value, End of Period                                  $ 7.87       $ 7.84      $ 7.09      $ 6.85      $ 5.99       $ 7.43
Total Return..............................................    4.20%(d)       11.10%       3.05%      14.36%    (19.38)%  (26.26)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $20,788      $22,933     $20,800     $16,776      $1,858         $811
     Ratio of Expenses to Average Net Assets..............    1.49%(e)        1.49%       1.43%       1.50%       1.50%     1.50%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.50%(f)    1.50%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.24%(e)      (0.27)%     (0.52)%     (0.38)%     (0.51)%   (0.66)%(e)
     Portfolio Turnover Rate..............................    62.9%(e)     66.5%(g)      157.8%      130.9%      182.9%    104.8%(e)


                                                                2006(a) 2005
PARTNERS LARGECAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.04      $ 7.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............           -       (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.35        0.86
                          Total From Investment Operations         0.35        0.79
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)
     Distributions from Realized Gains....................       (0.31)          -
                         Total Dividends and Distributions       (0.31)      (0.04)
Net Asset Value, End of Period                                   $ 8.08      $ 8.04
Total Return..............................................     4.22%(d)      10.78%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $659        $250
     Ratio of Expenses to Average Net Assets..............     1.62%(e)       1.62%
     Ratio of Net Investment Income to Average Net Assets.   (0.02)%(e)     (0.92)%
     Portfolio Turnover Rate..............................     62.9%(e)    66.5%(g)


                                                               2006(a)         2005        2004        2003        2002      2001(i)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period......................      $ 7.63       $ 6.91      $ 6.70      $ 5.89      $ 7.31       $ 8.58
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01       (0.04)      (0.06)      (0.05)      (0.02)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.32         0.79        0.27        0.86      (1.40)       (1.25)
                          Total From Investment Operations        0.33         0.75        0.21        0.81      (1.42)       (1.27)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.03)          -           -           -            -
     Distributions from Realized Gains....................      (0.31)           -           -           -           -            -
                         Total Dividends and Distributions      (0.31)       (0.03)          -           -           -            -
Net Asset Value, End of Period                                  $ 7.65       $ 7.63      $ 6.91      $ 6.70      $ 5.89       $ 7.31
Total Return(j)...........................................    4.18%(d)       10.94%       3.13%      13.75%    (19.43)%  (15.00)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $33,341      $27,706     $17,673      $9,744      $4,306       $1,050
     Ratio of Expenses to Average Net Assets..............    1.54%(e)        1.65%       1.72%       1.89%       1.70%     1.68%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....    1.54%(e)        1.65%    1.78%(f)    2.27%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.13%(e)      (0.49)%     (0.82)%     (0.76)%     (0.73)%   (0.84)%(e)
     Portfolio Turnover Rate..............................    62.9%(e)     66.5%(g)      157.8%      130.9%      182.9%    104.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 8.11       $ 7.28      $ 7.00      $ 6.09      $ 7.50      $ 10.30
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.04         0.04        0.02        0.02          -            -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.34         0.83        0.28        0.90      (1.41)       (2.80)
                          Total From Investment Operations        0.38         0.87        0.30        0.92      (1.41)       (2.80)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.04)      (0.02)      (0.01)          -            -
     Distributions from Realized Gains....................      (0.31)           -           -           -           -            -
                         Total Dividends and Distributions      (0.31)       (0.04)      (0.02)      (0.01)          -            -
Net Asset Value, End of Period                                  $ 8.18       $ 8.11      $ 7.28      $ 7.00      $ 6.09       $ 7.50
Total Return..............................................    4.56%(d)       11.98%       4.28%      15.14%    (18.80)%  (25.63)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $792,349     $775,660    $625,707    $513,520    $289,691      $11,239
     Ratio of Expenses to Average Net Assets..............    0.74%(e)        0.74%       0.68%       0.75%       0.75%     0.75%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.75%(f)    0.75%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.95%(e)        0.48%       0.23%       0.39%       0.25%   (0.01)%(e)
     Portfolio Turnover Rate..............................    62.9%(e)     66.5%(g)      157.8%      130.9%      182.9%    104.8%(e)




                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.05       $ 7.25      $ 6.96      $ 6.06      $ 7.47      $ 10.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.02          -         0.01        0.01       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.34         0.82        0.29        0.89      (1.42)       (2.81)
                          Total From Investment Operations        0.37         0.84        0.29        0.90      (1.41)       (2.82)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.04)          -           -           -            -
     Distributions from Realized Gains....................      (0.31)           -           -           -           -            -
                         Total Dividends and Distributions      (0.31)       (0.04)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.11       $ 8.05      $ 7.25      $ 6.96      $ 6.06       $ 7.47
Total Return..............................................    4.47%(d)       11.59%       4.18%      14.85%    (18.88)%  (25.93)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $33,761      $29,758     $26,763     $23,056     $14,373         $747
     Ratio of Expenses to Average Net Assets..............    1.00%(e)        1.00%       0.94%       1.01%       1.01%     1.01%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.01%(f)    1.01%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.63%(e)        0.23%     (0.03)%       0.13%       0.05%   (0.17)%(e)
     Portfolio Turnover Rate..............................    62.9%(e)     66.5%(g)      157.8%      130.9%      182.9%    104.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 7.98       $ 7.19      $ 6.92      $ 6.04      $ 7.46      $ 10.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.03         0.01      (0.01)          -       (0.01)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.33         0.82        0.28        0.88      (1.41)       (2.81)
                          Total From Investment Operations        0.36         0.83        0.27        0.88      (1.42)       (2.83)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.04)          -           -           -            -
     Distributions from Realized Gains....................      (0.31)           -           -           -           -            -
                         Total Dividends and Distributions      (0.31)       (0.04)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.03       $ 7.98      $ 7.19      $ 6.92      $ 6.04       $ 7.46
Total Return..............................................    4.38%(d)       11.54%       3.90%      14.57%    (19.03)%  (25.96)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $3,868       $3,441      $4,064      $1,825        $778         $746
     Ratio of Expenses to Average Net Assets..............    1.12%(e)        1.12%       1.07%       1.13%       1.12%     1.13%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.13%(f)    1.13%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.85%(e)        0.16%     (0.17)%       0.01%     (0.18)%   (0.29)%(e)
     Portfolio Turnover Rate..............................    62.9%(e)     66.5%(g)      157.8%      130.9%      182.9%    104.8%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.29, $.29, $.30, $.29 and $.29 per share, respectively, from November 28, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J shares incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 decreased on March 1, 2004 and ceased on February 28, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 7.94       $ 7.58      $ 7.18      $ 6.12      $ 7.41      $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)       (0.02)      (0.05)      (0.04)      (0.05)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.52         0.53        0.45        1.10      (1.24)       (3.21)
                          Total From Investment Operations        0.49         0.51        0.40        1.06      (1.29)       (3.26)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.02)          -           -           -            -
     Distributions from Realized Gains....................      (0.09)       (0.13)          -           -           -            -
                         Total Dividends and Distributions      (0.09)       (0.15)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.34       $ 7.94      $ 7.58      $ 7.18      $ 6.12       $ 7.41
Total Return..............................................    6.18%(d)        6.76%       5.57%      17.32%    (17.41)%  (29.46)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $8,545       $8,540      $6,532      $4,761        $613         $741
     Ratio of Expenses to Average Net Assets.............. 1.56%(   e)        1.57%       1.57%       1.57%       1.57%     1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.61)%(e)      (0.27)%     (0.66)%     (0.60)%     (0.64)%   (0.75)%(e)
     Portfolio Turnover Rate..............................   133.3%(e)        95.2%      124.7%      193.9%      176.7%    153.6%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 7.87       $ 7.54      $ 7.14      $ 6.10      $ 7.39      $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)       (0.04)      (0.06)      (0.05)      (0.06)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.52         0.52        0.46        1.09      (1.23)       (3.22)
                          Total From Investment Operations        0.49         0.48        0.40        1.04      (1.29)       (3.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.02)          -           -           -            -
     Distributions from Realized Gains....................      (0.09)       (0.13)          -           -           -            -
                         Total Dividends and Distributions      (0.09)       (0.15)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.27       $ 7.87      $ 7.54      $ 7.14      $ 6.10       $ 7.39
Total Return..............................................    6.24%(d)        6.38%       5.60%      17.05%    (17.46)%  (29.65)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $14,240      $13,504      $7,582      $1,835        $611         $741
     Ratio of Expenses to Average Net Assets..............    1.74%(e)        1.75%       1.75%       1.75%       1.75%     1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.79)%(e)      (0.46)%     (0.85)%     (0.74)%     (0.82)%   (0.93)%(e)
     Portfolio Turnover Rate..............................   133.3%(e)        95.2%      124.7%      193.9%      176.7%    153.6%(e)


                                                                2006(a) 2005
PARTNERS LARGECAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.11      $ 7.76
Income from Investment Operations:
     Net Investment Income (Operating Loss)(f)............       (0.04)      (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.53        0.57
                          Total From Investment Operations         0.49        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)
     Distributions from Realized Gains....................       (0.09)      (0.13)
                         Total Dividends and Distributions       (0.09)      (0.15)
Net Asset Value, End of Period                                   $ 8.51      $ 8.11
Total Return..............................................     6.05%(d)       6.44%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $425        $164
     Ratio of Expenses to Average Net Assets..............     1.87%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.91)%(e)     (0.84)%
     Portfolio Turnover Rate..............................    133.3%(e)       95.2%


                                                               2006(a)         2005        2004        2003        2002      2001(g)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period......................      $ 7.71       $ 7.38      $ 7.00      $ 5.99      $ 7.27       $ 8.37
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)       (0.03)      (0.06)      (0.06)      (0.21)       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.50         0.51        0.44        1.07      (1.07)       (1.08)
                          Total From Investment Operations        0.47         0.48        0.38        1.01      (1.28)       (1.10)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.02)          -           -           -            -
     Distributions from Realized Gains....................      (0.09)       (0.13)          -           -           -            -
                         Total Dividends and Distributions      (0.09)       (0.15)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.09       $ 7.71      $ 7.38      $ 7.00      $ 5.99       $ 7.27
Total Return(h)...........................................    6.10%(d)        6.52%       5.43%      16.86%    (17.61)%  (13.76)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $12,403      $10,661      $7,723      $4,234      $2,425         $688
     Ratio of Expenses to Average Net Assets..............    1.75%(e)        1.75%       1.79%       1.95%       1.95%     1.93%(e)
     Ratio of Gross Expenses to Average Net Assets(i).....    1.91%(e)        2.00%       2.10%       2.97%          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.80)%(e)      (0.45)%     (0.88)%     (0.93)%     (1.01)%   (1.15)%(e)
     Portfolio Turnover Rate..............................   133.3%(e)        95.2%      124.7%      193.9%      176.7%    153.6%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 8.17       $ 7.76      $ 7.30      $ 6.19      $ 7.44      $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............          -          0.01      (0.01)          -           -        (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.54         0.56        0.47        1.11      (1.25)       (3.21)
                          Total From Investment Operations        0.54         0.57        0.46        1.11      (1.25)       (3.23)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................      (0.01)       (0.03)          -           -           -            -
     Distributions from Realized Gains....................      (0.09)       (0.13)          -           -           -            -
                         Total Dividends and Distributions      (0.10)       (0.16)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.61       $ 8.17      $ 7.76      $ 7.30      $ 6.19       $ 7.44
Total Return..............................................    6.59%(d)        7.31%       6.30%      17.93%    (16.80)%  (29.18)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $803,035     $715,195    $170,809     $56,784      $3,266       $3,193
     Ratio of Expenses to Average Net Assets..............    0.99%(e)        1.00%       1.00%       1.00%       1.00%     1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.04)%(e)        0.12%     (0.10)%     (0.05)%     (0.07)%   (0.23)%(e)
     Portfolio Turnover Rate..............................   133.3%(e)        95.2%      124.7%      193.9%      176.7%    153.6%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.05       $ 7.67      $ 7.25      $ 6.15      $ 7.42      $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.01)           -       (0.03)      (0.01)      (0.01)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.53         0.54        0.45        1.11      (1.26)       (3.22)
                          Total From Investment Operations        0.52         0.54        0.42        1.10      (1.27)       (3.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.03)          -           -           -            -
     Distributions from Realized Gains....................      (0.09)       (0.13)          -           -           -            -
                         Total Dividends and Distributions      (0.09)       (0.16)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.48       $ 8.05      $ 7.67      $ 7.25      $ 6.15       $ 7.42
Total Return..............................................    6.47%(d)        6.97%       5.79%      17.89%    (17.12)%  (29.37)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $20,757      $20,415     $15,288        $974        $843         $743
     Ratio of Expenses to Average Net Assets..............    1.25%(e)        1.26%       1.26%       1.26%       1.26%     1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.30)%(e)        0.05%     (0.39)%     (0.23)%     (0.33)%   (0.44)%(e)
     Portfolio Turnover Rate..............................   133.3%(e)        95.2%      124.7%      193.9%      176.7%    153.6%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 8.02       $ 7.64      $ 7.22      $ 6.14      $ 7.42      $ 10.67
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.02)       (0.02)      (0.04)      (0.02)      (0.03)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        0.53         0.55        0.46        1.10      (1.25)       (3.21)
                          Total From Investment Operations        0.51         0.53        0.42        1.08      (1.28)       (3.25)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................          -        (0.02)          -           -           -            -
     Distributions from Realized Gains....................      (0.09)       (0.13)          -           -           -            -
                         Total Dividends and Distributions      (0.09)       (0.15)          -           -           -            -
Net Asset Value, End of Period                                  $ 8.44       $ 8.02      $ 7.64      $ 7.22      $ 6.14       $ 7.42
Total Return..............................................    6.37%(d)        6.99%       5.82%      17.59%    (17.25)%  (29.37)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $20,140      $15,970      $1,940        $723        $615         $742
     Ratio of Expenses to Average Net Assets..............    1.37%(e)        1.38%       1.38%       1.38%       1.37%     1.38%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.42)%(e)      (0.24)%     (0.48)%     (0.35)%     (0.44)%   (0.56)%(e)
     Portfolio Turnover Rate..............................   133.3%(e)        95.2%      124.7%      193.9%      176.7%    153.6%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Institutional and Preferred classes of shares each recognized $.01 of net investment income per share from November 30, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Insitutional, Preferred and Select classes of shares incurred an unrealized gain of $.67, $.67, $.66, $.66 and $.67 per share, respectively, during the initial interim period.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized  basis.

(f)  Calculated based on average shares outstanding during the period.

(g) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J incurred an unrealized loss of $.12 per share from February 27, 2001 through February 28, 2001.

(h)  Total return is calculated  without the  contingent  deferred sales charge.

(i) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.73     $ 12.92     $ 11.64       $ 9.57     $ 10.41     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.13        0.11         0.13      (0.01)        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.60        0.95        1.27         1.98      (0.79)      (0.05)
                          Total From Investment Operations         1.68        1.08        1.38         2.11      (0.80)        0.04
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.17)      (0.10)       (0.04)          -       (0.03)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)          -
                         Total Dividends and Distributions       (0.61)      (0.27)      (0.10)       (0.04)      (0.04)      (0.03)
Net Asset Value, End of Period                                  $ 14.80     $ 13.73     $ 12.92      $ 11.64      $ 9.57     $ 10.41
Total Return..............................................    12.58%(d)       8.44%      11.95%       22.16%     (7.73)%    1.92%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $78,150     $58,191     $34,752      $12,058      $2,797      $1,043
     Ratio of Expenses to Average Net Assets.............. 1.34%(    e)       1.35%       1.36%        1.34%       1.37%    1.37%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.37%(   f)     1.37%(f)    1.37%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.19%(e)       0.97%       0.90%        1.21%       0.99%    1.03%(e)
     Portfolio Turnover Rate..............................     22.3%(e) 28.1%(   g)       26.4%        16.2%        7.8%    19.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS LARGECAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.35     $ 12.59     $ 11.35       $ 9.33     $ 10.40     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.07        0.11        0.09         0.11      (0.02)        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.55        0.92        1.24         1.94      (1.01)      (0.05)
                          Total From Investment Operations         1.62        1.03        1.33         2.05      (1.03)        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.17)      (0.09)       (0.03)          -       (0.03)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)          -
                         Total Dividends and Distributions       (0.59)      (0.27)      (0.09)       (0.03)      (0.04)      (0.03)
Net Asset Value, End of Period                                  $ 14.38     $ 13.35     $ 12.59      $ 11.35      $ 9.33     $ 10.40
Total Return..............................................    12.45%(d)       8.24%      11.73%       21.99%     (9.96)%    1.82%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $51,960     $43,523     $33,241      $12,287      $4,013      $1,041
     Ratio of Expenses to Average Net Assets..............     1.52%(e)       1.53%       1.54%        1.52%       1.55%    1.55%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.55%(f)     1.55%(f)    1.55%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.03%(e)       0.81%       0.72%        1.03%       0.90%    0.85%(e)
     Portfolio Turnover Rate..............................     22.3%(e)    28.1%(g)       26.4%        16.2%        7.8%    19.5%(e)


                                                                2006(a)        2005
PARTNERS LARGECAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.41     $ 12.69
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.05        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.57        0.93
                          Total From Investment Operations         1.62        0.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.17)
     Distributions from Realized Gains....................       (0.51)      (0.10)
                         Total Dividends and Distributions       (0.57)      (0.27)
Net Asset Value, End of Period                                  $ 14.46     $ 13.41
Total Return..............................................    12.40%(d)       7.85%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,078        $383
     Ratio of Expenses to Average Net Assets..............     1.65%(e)       1.66%
     Ratio of Net Investment Income to Average Net Assets.     0.74%(e)       0.43%
     Portfolio Turnover Rate..............................     22.3%(e)    28.1%(g)


                                                               2006(a)         2005        2004        2003        2002      2001(i)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 13.34     $ 12.58     $ 11.34       $ 9.33     $ 10.42     $ 10.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.07        0.10        0.08         0.08        0.02        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.55        0.93        1.23         1.94      (1.07)      (0.41)
                          Total From Investment Operations         1.62        1.03        1.31         2.02      (1.05)      (0.40)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.17)      (0.07)       (0.01)          -           -
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)          -
                         Total Dividends and Distributions       (0.59)      (0.27)      (0.07)       (0.01)      (0.04)          -
Net Asset Value, End of Period                                  $ 14.37     $ 13.34     $ 12.58      $ 11.34      $ 9.33     $ 10.42

Total Return(j)...........................................    12.46%(d)       8.25%      11.56%       21.64%    (10.13)%  (3.43)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $85,190     $69,104     $41,043      $16,843      $5,816        $708
     Ratio of Expenses to Average Net Assets..............     1.48%(e)       1.54%       1.63%        1.75%       1.75%    1.72%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....        -%(e)          -%    1.64%(f)     2.01%(f)    1.75%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.06%(e)       0.78%       0.64%        0.79%       0.68%    0.52%(e)
     Portfolio Turnover Rate..............................     22.3%(e)    28.1%(g)       26.4%        16.2%        7.8%    19.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.54     $ 12.67     $ 11.42       $ 9.39     $ 10.45     $ 10.41
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.12        0.21        0.18         0.18        0.11        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.57        0.94        1.24         1.95      (1.07)        0.03
                          Total From Investment Operations         1.69        1.15        1.42         2.13      (0.96)        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.18)      (0.17)       (0.10)      (0.06)      (0.03)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)          -
                         Total Dividends and Distributions       (0.69)      (0.28)      (0.17)       (0.10)      (0.10)      (0.03)
Net Asset Value, End of Period                                  $ 14.54     $ 13.54     $ 12.67      $ 11.42      $ 9.39     $ 10.45
Total Return..............................................    12.87%(d)       9.14%      12.56%       22.86%     (9.32)%    2.21%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............   $1,738,232  $1,397,435  $1,170,226     $964,633    $441,889     $23,921
     Ratio of Expenses to Average Net Assets..............     0.77%(e)       0.78%       0.78%        0.77%       0.80%    0.80%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.80%(f)     0.80%(f)    0.80%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.77%(e)       1.58%       1.50%        1.79%       1.59%    1.33%(e)
     Portfolio Turnover Rate..............................     22.3%(e)    28.1%(g)       26.4%        16.2%        7.8%    19.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS LARGECAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.51     $ 12.68     $ 11.43       $ 9.40     $ 10.44     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.10        0.17        0.15         0.16          -         0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.58        0.94        1.24         1.94      (0.97)      (0.05)
                          Total From Investment Operations         1.68        1.11        1.39         2.10      (0.97)        0.07
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.18)      (0.14)       (0.07)      (0.03)      (0.03)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)          -
                         Total Dividends and Distributions       (0.66)      (0.28)      (0.14)       (0.07)      (0.07)      (0.03)
Net Asset Value, End of Period                                  $ 14.53     $ 13.51     $ 12.68      $ 11.43      $ 9.40     $ 10.44
Total Return..............................................    12.76%(d)       8.79%      12.26%       22.52%     (9.37)%    2.12%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $84,175     $67,032     $45,729      $25,399     $10,021      $1,045
     Ratio of Expenses to Average Net Assets..............     1.03%(e)       1.04%       1.04%        1.03%       1.06%    1.06%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.06%(f)     1.06%(f)    1.06%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.49%(e)       1.29%       1.23%        1.53%       1.44%    1.34%(e)
     Portfolio Turnover Rate..............................     22.3%(e)    28.1%(g)       26.4%        16.2%        7.8%    19.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS LARGECAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 13.46     $ 12.64     $ 11.39       $ 9.38     $ 10.43     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.10        0.15        0.12         0.15        0.12        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.55        0.95        1.26         1.92      (1.11)      (0.05)
                          Total From Investment Operations         1.65        1.10        1.38         2.07      (0.99)        0.06
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.18)      (0.13)       (0.06)      (0.02)      (0.03)
     Distributions from Realized Gains....................       (0.51)      (0.10)          -            -       (0.04)          -
                         Total Dividends and Distributions       (0.64)      (0.28)      (0.13)       (0.06)      (0.06)      (0.03)
Net Asset Value, End of Period                                  $ 14.47     $ 13.46     $ 12.64      $ 11.39      $ 9.38     $ 10.43
Total Return..............................................    12.60%(d)       8.73%      12.17%       22.21%     (9.59)%    2.12%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $31,928     $23,754     $13,694         $992        $979      $1,044
     Ratio of Expenses to Average Net Assets..............     1.15%(e)       1.16%       1.17%        1.15%       1.17%    1.18%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.18%(f)     1.18%(f)    1.17%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.39%(e)       1.14%       0.98%        1.42%       1.22%    1.22%(e)
     Portfolio Turnover Rate..............................     22.3%(e)    28.1%(g)       26.4%        16.2%        7.8%    19.5%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.39, $.39, $.40, $.39 and $.39 per share, respectively, from November 27, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J shares recognized $.01 of net investment income per share and incurred an unrealized loss of $.09 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.72     $ 10.51     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.05        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.29        1.20        0.48
                          Total From Investment Operations         1.34        1.25        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.16)      (0.04)          -
Net Asset Value, End of Period                                  $ 12.90     $ 11.72     $ 10.51
Total Return..............................................    11.47%(d)      11.88%    5.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,838        $376         $10
     Ratio of Expenses to Average Net Assets.............. 1.37%(    e)       1.37%    1.37%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.80%(e)       0.48%    0.64%(e)
     Portfolio Turnover Rate..............................     40.2%(e)       58.9%    32.7%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.69     $ 10.50     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.28        1.17        0.48
                          Total From Investment Operations         1.32        1.23        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.14)      (0.04)          -
Net Asset Value, End of Period                                  $ 12.87     $ 11.69     $ 10.50
Total Return..............................................    11.30%(d)      11.69%    5.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,981         $19         $10
     Ratio of Expenses to Average Net Assets..............     1.55%(e)       1.55%    1.55%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.57%(e)       0.56%    0.47%(e)
     Portfolio Turnover Rate..............................     40.2%(e)       58.9%    32.7%(e)


                                                                2006(a) 2005
PARTNERS LARGECAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.71     $ 10.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.30        1.14
                          Total From Investment Operations         1.33        1.18
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)
     Distributions from Realized Gains....................       (0.13)          -
                         Total Dividends and Distributions       (0.13)      (0.03)
Net Asset Value, End of Period                                  $ 12.91     $ 11.71
Total Return..............................................    11.39%(d)      11.23%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,838        $390
     Ratio of Expenses to Average Net Assets..............     1.68%(e)       1.68%
     Ratio of Net Investment Income to Average Net Assets.     0.43%(e)       0.34%
     Portfolio Turnover Rate..............................     40.2%(e)       58.9%


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.53     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.09        0.14        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.30        1.17        0.48
                          Total From Investment Operations         1.39        1.31        0.53
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.23)      (0.04)          -
Net Asset Value, End of Period                                  $ 12.96     $ 11.80     $ 10.53
Total Return..............................................    11.86%(d)      12.49%    5.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $415,279    $287,911      $5,225
     Ratio of Expenses to Average Net Assets..............     0.80%(e)       0.80%    0.80%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.38%(e)       1.26%    1.22%(e)
     Portfolio Turnover Rate..............................     40.2%(e)       58.9%    32.7%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.77     $ 10.52     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.07        0.12        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.30        1.17        0.48
                          Total From Investment Operations         1.37        1.29        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.20)      (0.04)          -
Net Asset Value, End of Period                                  $ 12.94     $ 11.77     $ 10.52
Total Return..............................................    11.68%(d)      12.28%    5.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,668      $2,594         $11
     Ratio of Expenses to Average Net Assets..............     1.06%(e)       1.06%    1.06%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.10%(e)       1.02%    0.97%(e)
     Portfolio Turnover Rate..............................     40.2%(e)       58.9%    32.7%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS LARGECAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 10.52     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.10        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.30        1.16        0.48
                          Total From Investment Operations         1.36        1.26        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.04)          -
     Distributions from Realized Gains....................       (0.13)          -           -
                         Total Dividends and Distributions       (0.18)      (0.04)          -
Net Asset Value, End of Period                                  $ 12.92     $ 11.74     $ 10.52
Total Return..............................................    11.66%(d)      11.99%    5.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $564         $12         $11
     Ratio of Expenses to Average Net Assets..............     1.18%(e)       1.18%    1.18%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.96%(e)       0.92%    0.82%(e)
     Portfolio Turnover Rate..............................     40.2%(e)       58.9%    32.7%(e)


(a)  Six months ended April 30, 2006.

(b)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2006(a)         2005(b)
                                                                ----            ----
PARTNERS LARGECAP VALUE FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.09     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.89        0.03
                          Total From Investment Operations         0.95        0.09
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.18)          -
Net Asset Value, End of Period                                  $ 10.86     $ 10.09
Total Return..............................................     9.43%(d)    0.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,413        $554
     Ratio of Expenses to Average Net Assets.............. 1.42%(    e)    1.42%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.18%(e)    0.69%(e)
     Portfolio Turnover Rate..............................     14.6%(e)    19.8%(e)


                                                                2006(a) 2005(b)
PARTNERS LARGECAP VALUE FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.08     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.89        0.02
                          Total From Investment Operations         0.93        0.08
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.16)          -
Net Asset Value, End of Period                                  $ 10.85     $ 10.08
Total Return..............................................     9.25%(d)    0.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $449         $59
     Ratio of Expenses to Average Net Assets..............     1.60%(e)    1.60%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.81%(e)    0.70%(e)
     Portfolio Turnover Rate..............................     14.6%(e)    19.8%(e)


                                                                2006(a) 2005(b)
PARTNERS LARGECAP VALUE FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.06     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        0.01
                          Total From Investment Operations         0.92        0.06
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.14)          -
Net Asset Value, End of Period                                  $ 10.84     $ 10.06
Total Return..............................................     9.22%(d)    0.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $103         $11
     Ratio of Expenses to Average Net Assets..............     1.73%(e)    1.73%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.78%(e)    0.55%(e)
     Portfolio Turnover Rate..............................     14.6%(e)    19.8%(e)


                                                                2006(a) 2005(b)
PARTNERS LARGECAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.14     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.09        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        0.02
                          Total From Investment Operations         0.97        0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.23)          -
Net Asset Value, End of Period                                  $ 10.88     $ 10.14
Total Return..............................................     9.71%(d)    1.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $210,033    $196,340
     Ratio of Expenses to Average Net Assets..............     0.85%(e)    0.85%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.83%(e)    1.46%(e)
     Portfolio Turnover Rate..............................     14.6%(e)    19.8%(e)


                                                                2006(a) 2005(b)
PARTNERS LARGECAP VALUE FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.13     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        0.01
                          Total From Investment Operations         0.96        0.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.21)          -
Net Asset Value, End of Period                                  $ 10.88     $ 10.13
Total Return..............................................     9.53%(d)    1.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,277        $457
     Ratio of Expenses to Average Net Assets..............     1.11%(e)    1.11%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.57%(e)    1.42%(e)
     Portfolio Turnover Rate..............................     14.6%(e)    19.8%(e)


                                                                2006(a) 2005(b)
PARTNERS LARGECAP VALUE FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 10.11     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.90        0.02
                          Total From Investment Operations         0.95        0.11
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)          -
     Distributions from Realized Gains....................       (0.12)          -
                         Total Dividends and Distributions       (0.20)          -
Net Asset Value, End of Period                                  $ 10.86     $ 10.11
Total Return..............................................     9.42%(d)    1.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $11         $10
     Ratio of Expenses to Average Net Assets..............     1.23%(e)    1.23%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.88%(e)    1.05%(e)
     Portfolio Turnover Rate..............................     14.6%(e)    19.8%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS MIDCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.99       $ 7.66      $ 7.45      $ 5.30      $ 6.51      $ 11.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.02)       (0.10)      (0.09)      (0.09)      (0.05)           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.71         1.43        0.30        2.24      (1.16)       (4.58)
                          Total From Investment Operations        1.69         1.33        0.21        2.15      (1.21)       (4.58)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.07)           -           -           -           -            -
                         Total Dividends and Distributions      (0.07)           -           -           -           -            -
Net Asset Value, End of Period                                 $ 10.61       $ 8.99      $ 7.66      $ 7.45      $ 5.30       $ 6.51
Total Return..............................................   18.84%(d)       17.36%       2.82%      40.57%    (18.59)%  (40.49)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $28,731      $17,158     $13,413      $4,371      $1,296         $815
     Ratio of Expenses to Average Net Assets.............. 1.57%(   e)        1.57%       1.47%       1.56%       1.57%     1.57%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -% 1.57%(   f)    1.57%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.47)%(e)      (1.19)%     (1.17)%     (1.33)%     (1.35)%   (1.33)%(e)
     Portfolio Turnover Rate..............................   107.5%(e) 185.7%(   g)      163.7%      163.3%      225.6%    347.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 8.78       $ 7.49      $ 7.30      $ 5.21      $ 6.50      $ 11.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)       (0.11)      (0.10)      (0.09)      (0.10)       (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.67         1.40        0.29        2.18      (1.19)       (4.58)
                          Total From Investment Operations        1.64         1.29        0.19        2.09      (1.29)       (4.59)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.07)           -           -           -           -            -
                         Total Dividends and Distributions      (0.07)           -           -           -           -            -
Net Asset Value, End of Period                                 $ 10.35       $ 8.78      $ 7.49      $ 7.30      $ 5.21       $ 6.50
Total Return..............................................   18.72%(d)       17.22%       2.60%      40.12%    (19.85)%  (40.53)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $13,645       $9,866      $6,991      $2,461        $653         $814
     Ratio of Expenses to Average Net Assets..............    1.75%(e)        1.75%       1.65%       1.74%       1.75%     1.75%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.75%(f)    1.75%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.64)%(e)      (1.37)%     (1.35)%     (1.52)%     (1.53)%   (1.51)%(e)
     Portfolio Turnover Rate..............................   107.5%(e)    185.7%(g)      163.7%      163.3%      225.6%    347.3%(e)


                                                                2006(a) 2005
PARTNERS MIDCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.72      $ 7.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............       (0.04)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.65        1.41
                          Total From Investment Operations         1.61        1.28
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.07)          -
                         Total Dividends and Distributions       (0.07)          -
Net Asset Value, End of Period                                  $ 10.26      $ 8.72
Total Return..............................................    18.51%(d)      17.20%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $487        $156
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.79)%(e)     (1.60)%
     Portfolio Turnover Rate..............................    107.5%(e)   185.7%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 8.43       $ 7.20      $ 7.03      $ 5.03      $ 6.28       $ 8.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)       (0.12)      (0.12)      (0.10)      (0.09)         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.59         1.35        0.29        2.10      (1.16)       (2.03)
                          Total From Investment Operations        1.56         1.23        0.17        2.00      (1.25)       (1.99)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.07)           -           -           -           -            -
                         Total Dividends and Distributions      (0.07)           -           -           -           -            -
Net Asset Value, End of Period                                  $ 9.92       $ 8.43      $ 7.20      $ 7.03      $ 5.03       $ 6.28
Total Return(j)...........................................   18.55%(d)       17.08%       2.42%      39.76%    (19.90)%  (24.43)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $29,913      $22,011     $15,436      $9,625      $2,648       $6,630
     Ratio of Expenses to Average Net Assets..............    1.80%(e)        1.89%       1.92%       1.95%       1.95%     1.90%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....    1.80%(e)        1.89%    2.02%(f)    2.72%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.69)%(e)      (1.51)%     (1.63)%     (1.73)%     (1.72)%   (1.66)%(e)
     Portfolio Turnover Rate..............................   107.5%(e)    185.7%(g)      163.7%      163.3%      225.6%    347.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(i)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 8.80       $ 7.45      $ 7.20      $ 5.10      $ 6.31       $ 8.27
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............        0.01       (0.06)      (0.04)      (0.04)      (0.05)         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.67         1.41        0.29        2.14      (1.16)       (2.00)
                          Total From Investment Operations        1.68         1.35        0.25        2.10      (1.21)       (1.96)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.07)           -           -           -           -            -
                         Total Dividends and Distributions      (0.07)           -           -           -           -            -
Net Asset Value, End of Period                                 $ 10.41       $ 8.80      $ 7.45      $ 7.20      $ 5.10       $ 6.31
Total Return..............................................   19.14%(d)       18.12%       3.47%      41.18%    (19.18)%  (24.07)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $335,547     $275,439          $9          $8          $6           $7
     Ratio of Expenses to Average Net Assets..............    1.00%(e)        1.00%       0.89%       0.99%       1.00%     1.00%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.00%(f)    1.00%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.    0.12%(e)      (0.65)%     (0.60)%     (0.76)%     (0.78)%   (0.77)%(e)
     Portfolio Turnover Rate..............................   107.5%(e)    185.7%(g)      163.7%      163.3%      225.6%    347.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 9.04       $ 7.67      $ 7.43      $ 5.26      $ 6.52      $ 11.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............          -        (0.07)      (0.07)      (0.07)      (0.03)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.70         1.44        0.31        2.24      (1.23)       (4.52)
                          Total From Investment Operations        1.70         1.37        0.24        2.17      (1.26)       (4.57)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.07)           -           -           -           -            -
                         Total Dividends and Distributions      (0.07)           -           -           -           -            -
Net Asset Value, End of Period                                 $ 10.67       $ 9.04      $ 7.67      $ 7.43      $ 5.26       $ 6.52
Total Return..............................................   18.85%(d)       17.86%       3.23%      41.25%    (19.33)%  (40.40)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $29,433      $10,711      $8,533      $7,384      $1,155         $815
     Ratio of Expenses to Average Net Assets..............    1.26%(e)        1.26%       1.15%       1.24%       1.26%     1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.26%(f)    1.26%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.09)%(e)      (0.88)%     (0.86)%     (1.03)%     (1.04)%   (1.00)%(e)
     Portfolio Turnover Rate..............................   107.5%(e)    185.7%(g)      163.7%      163.3%      225.6%    347.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS MIDCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 8.95       $ 7.61      $ 7.38      $ 5.25      $ 6.52      $ 11.09
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.02)       (0.09)      (0.08)      (0.07)      (0.07)         0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.71         1.43        0.31        2.20      (1.20)       (4.58)
                          Total From Investment Operations        1.69         1.34        0.23        2.13      (1.27)       (4.57)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.07)           -           -           -           -            -
                         Total Dividends and Distributions      (0.07)           -           -           -           -            -
Net Asset Value, End of Period                                 $ 10.57       $ 8.95      $ 7.61      $ 7.38      $ 5.25       $ 6.52
Total Return..............................................   18.93%(d)       17.61%       3.12%      40.57%    (19.48)%  (40.40)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $19,228         $226        $124        $408        $657         $816
     Ratio of Expenses to Average Net Assets..............    1.38%(e)        1.38%       1.24%       1.37%       1.37%     1.38%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.38%(f)    1.38%(f)          -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.49)%(e)      (1.01)%     (0.99)%     (1.14)%     (1.15)%   (1.14)%(e)
     Portfolio Turnover Rate..............................   107.5%(e)    185.7%(g)      163.7%      163.3%      225.6%    347.3%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. The Preferred class recognized $.01 of net investment income per share from November 29, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares incurred an unrealized gain of $1.09, $1.09, $1.08 and $1.09 per share, respectively during the initial interim period.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.24 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2006(a)        2005      2004(b)
                                                                ----           ----      ----
PARTNERS MIDCAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.16     $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.10)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.79        1.74      (0.04)
                          Total From Investment Operations         1.75        1.64      (0.08)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.83     $ 11.80     $ 10.16

Total Return..............................................    15.26%(d)      16.14%  (0.78)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,802      $1,206        $735
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)       1.57%    1.44%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.57%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.66)%(e)     (0.88)%  (0.86)%(e)
     Portfolio Turnover Rate..............................    109.3%(e)       84.5%    91.1%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.77     $ 10.15     $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.05)      (0.12)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.78        1.74      (0.04)
                          Total From Investment Operations         1.73        1.62      (0.09)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.78     $ 11.77     $ 10.15

Total Return..............................................    15.13%(d)      15.96%   (0.88)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,204        $522        $241
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%    1.72%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.75%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.83)%(e)     (1.05)%  (1.22)%(e)
     Portfolio Turnover Rate..............................    109.3%(e)       84.5%    91.1%(e)


                                                                2006(a) 2005
PARTNERS MIDCAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.06)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.78        1.74
                          Total From Investment Operations         1.72        1.61
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -
                         Total Dividends and Distributions       (0.72)          -
Net Asset Value, End of Period                                  $ 12.80     $ 11.80
Total Return..............................................    15.00%(d)      15.80%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $238        $130
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.95)%(e)     (1.09)%
     Portfolio Turnover Rate..............................    109.3%(e)       84.5%


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.90     $ 10.18     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -       (0.03)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.79        1.75        0.22
                          Total From Investment Operations         1.79        1.72        0.18
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.97     $ 11.90     $ 10.18
Total Return..............................................    15.48%(d)      16.90%    1.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $290,331    $250,351    $128,884
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%    0.98%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.00%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.04)%(e)     (0.30)%  (0.49)%(e)
     Portfolio Turnover Rate..............................    109.3%(e)       84.5%    91.1%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.87     $ 10.17     $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.06)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.80        1.76      (0.04)
                          Total From Investment Operations         1.78        1.70      (0.07)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.93     $ 11.87     $ 10.17

Total Return..............................................    15.43%(d)      16.72%  (0.68)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,506      $1,016        $161
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%    1.23%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.26%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.36)%(e)     (0.56)%  (0.67)%(e)
     Portfolio Turnover Rate..............................    109.3%(e)       84.5%    91.1%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 11.83     $ 10.17     $ 10.24
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.08)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.79        1.74      (0.03)
                          Total From Investment Operations         1.76        1.66      (0.07)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.72)          -           -
                         Total Dividends and Distributions       (0.72)          -           -
Net Asset Value, End of Period                                  $ 12.87     $ 11.83     $ 10.17

Total Return..............................................    15.31%(d)      16.32%  (0.68)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,163        $314         $10
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%    1.35%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.38%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.55)%(e)     (0.70)%  (0.86)%(e)
     Portfolio Turnover Rate..............................    109.3%(e)       84.5%    91.1%(e)

(a)  Six months ended April 30, 2006.

(b)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without  commission  rebates.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                              2006(a)         2005(b)
                                                              ----            ----
PARTNERS MIDCAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.70     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.94        0.78
                          Total From Investment Operations         1.90        0.70
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 12.56     $ 10.70
Total Return..............................................    17.83%(d)    7.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,195      $1,289
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)    1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.70)%(e)  (0.95)%(e)
     Portfolio Turnover Rate..............................    110.1%(e)   126.4%(e)


                                                                2006(a) 2005(b)
PARTNERS MIDCAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.69     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.92        0.79
                          Total From Investment Operations         1.88        0.69
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 12.53     $ 10.69
Total Return..............................................    17.66%(d)    6.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,663        $210
     Ratio of Expenses to Average Net Assets..............     1.75%(e)    1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.60)%(e)  (1.15)%(e)
     Portfolio Turnover Rate..............................    110.1%(e)   126.4%(e)


                                                                2006(a) 2005(b)
PARTNERS MIDCAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.68     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.06)      (0.11)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.93        0.79
                          Total From Investment Operations         1.87        0.68
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 12.51     $ 10.68
Total Return..............................................    17.58%(d)    6.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,075         $47
     Ratio of Expenses to Average Net Assets..............     1.88%(e)    1.88%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.97)%(e)  (1.28)%(e)
     Portfolio Turnover Rate..............................    110.1%(e)   126.4%(e)


                                                                2006(a) 2005(b)
PARTNERS MIDCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.80     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.94        0.83
                          Total From Investment Operations         1.95        0.80
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 12.71     $ 10.80
Total Return..............................................    18.13%(d)    8.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $596,461    $445,559
     Ratio of Expenses to Average Net Assets..............     1.00%(e)    1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.12%(e)  (0.29)%(e)
     Portfolio Turnover Rate..............................    110.1%(e)   126.4%(e)


                                                                2006(a) 2005(b)
PARTNERS MIDCAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.73     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.93        0.78
                          Total From Investment Operations         1.92        0.73
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 12.61     $ 10.73
Total Return..............................................    17.96%(d)    7.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,533      $1,000
     Ratio of Expenses to Average Net Assets..............     1.26%(e)    1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.21)%(e)  (0.55)%(e)
     Portfolio Turnover Rate..............................    110.1%(e)   126.4%(e)


                                                                2006(a) 2005(b)
PARTNERS MIDCAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 10.71     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.93        0.79
                          Total From Investment Operations         1.91        0.71
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.04)          -
                         Total Dividends and Distributions       (0.04)          -
Net Asset Value, End of Period                                  $ 12.58     $ 10.71
Total Return..............................................    17.90%(d)    7.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,590        $808
     Ratio of Expenses to Average Net Assets..............     1.38%(e)    1.38%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.32)%(e)  (0.88)%(e)
     Portfolio Turnover Rate..............................    110.1%(e)   126.4%(e)

(a)  Six months ended April 30, 2006.

(b) Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS MIDCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.93     $ 13.84     $ 12.03       $ 9.39      $ 9.38     $ 10.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01      (0.05)      (0.05)       (0.05)      (0.03)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.85        2.12        2.02         2.69        0.04      (0.75)
                          Total From Investment Operations         1.86        2.07        1.97         2.64        0.01      (0.75)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.01)
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -           -
                         Total Dividends and Distributions       (1.33)      (0.98)      (0.16)           -           -       (0.01)
Net Asset Value, End of Period                                  $ 15.46     $ 14.93     $ 13.84      $ 12.03      $ 9.39      $ 9.38

Total Return..............................................    12.96%(d)      15.44%      16.53%       28.12%       0.11%  (6.77)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $27,819     $19,278      $6,176       $3,305      $1,449        $940
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)       1.57%       1.54%        1.55%       1.57%    1.57%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.57%(   f)     1.57%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.08%(e)     (0.34)%     (0.37)%      (0.46)%     (0.45)%  (0.12)%(e)
     Portfolio Turnover Rate..............................     86.8%(e)       87.9%       49.9%        49.7%       80.0%   224.9%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS MIDCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 14.60     $ 13.57     $ 11.82       $ 9.24      $ 9.37     $ 10.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.07)      (0.07)       (0.07)      (0.05)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.81        2.08        1.98         2.65      (0.08)      (0.75)
                          Total From Investment Operations         1.80        2.01        1.91         2.58      (0.13)      (0.76)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.01)
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -           -
                         Total Dividends and Distributions       (1.33)      (0.98)      (0.16)           -           -       (0.01)
Net Asset Value, End of Period                                  $ 15.07     $ 14.60     $ 13.57      $ 11.82      $ 9.24      $ 9.37

Total Return..............................................    12.84%(d)      15.29%      16.31%       27.92%     (1.39)%  (6.87)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,300     $19,167      $5,874       $2,962      $1,177        $989
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.72%        1.73%       1.75%    1.75%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.75%(f)     1.75%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.09)%(e)     (0.52)%     (0.54)%      (0.67)%     (0.64)%  (0.30)%(e)
     Portfolio Turnover Rate..............................     86.8%(e)       87.9%       49.9%        49.7%       80.0%   224.9%(e)


                                                                2006(a) 2005
PARTNERS MIDCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 14.99     $ 13.93
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............       (0.02)      (0.12)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.87        2.16
                          Total From Investment Operations         1.85        2.04
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)      (0.98)
                         Total Dividends and Distributions       (1.33)      (0.98)
Net Asset Value, End of Period                                  $ 15.51     $ 14.99
Total Return..............................................    12.84%(d)      15.10%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,000        $145
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.31)%(e)     (0.78)%
     Portfolio Turnover Rate..............................     86.8%(e)       87.9%


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS MIDCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 14.46     $ 13.46     $ 11.75       $ 9.21      $ 9.35     $ 10.20
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.09)      (0.10)       (0.09)      (0.04)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.80        2.07        1.97         2.63      (0.10)      (0.83)
                          Total From Investment Operations         1.79        1.98        1.87         2.54      (0.14)      (0.85)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -           -
                         Total Dividends and Distributions       (1.33)      (0.98)      (0.16)           -           -           -
Net Asset Value, End of Period                                  $ 14.92     $ 14.46     $ 13.46      $ 11.75      $ 9.21      $ 9.35

Total Return(i)...........................................    12.90%(d)      15.19%      16.06%       27.58%     (1.50)%  (8.15)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $91,364     $75,737     $32,930      $12,295      $4,573        $891
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.85%       1.93%        1.94%       1.95%    1.92%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....     1.75%(e)       1.85%    1.96%(f)     2.49%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.09)%(e)     (0.61)%     (0.77)%      (0.89)%     (0.94)%  (0.48)%(e)
     Portfolio Turnover Rate..............................     86.8%(e)       87.9%       49.9%        49.7%       80.0%   224.9%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 15.12     $ 13.92     $ 12.04       $ 9.34      $ 9.43     $ 10.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.03        0.02         0.01      (0.02)        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.87        2.15        2.03         2.69      (0.04)      (0.73)
                          Total From Investment Operations         1.92        2.18        2.05         2.70      (0.06)      (0.70)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.04)          -       (0.01)           -       (0.01)      (0.01)
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -           -
     Tax Return of Capital Distribution ..................           -           -           -            -       (0.02)          -
                         Total Dividends and Distributions       (1.37)      (0.98)      (0.17)           -       (0.03)      (0.01)
Net Asset Value, End of Period                                  $ 15.67     $ 15.12     $ 13.92      $ 12.04      $ 9.34      $ 9.43

Total Return..............................................    13.26%(d)      16.18%      17.15%       28.91%     (0.67)%  (6.28)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $485,088    $390,104    $215,174      $78,679     $21,210      $2,956
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       0.97%        0.98%       1.00%    1.00%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.00%(f)     1.00%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.65%(e)       0.23%       0.19%        0.07%          -%    0.44%(e)
     Portfolio Turnover Rate..............................     86.8%(e)       87.9%       49.9%        49.7%       80.0%   224.9%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS MIDCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 14.97     $ 13.83     $ 11.98       $ 9.33      $ 9.41     $ 10.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03          -       (0.01)       (0.02)      (0.02)        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.86        2.12        2.02         2.67      (0.06)      (0.74)
                          Total From Investment Operations         1.89        2.12        2.01         2.65      (0.08)      (0.72)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)          -           -            -           -       (0.01)
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -           -
                         Total Dividends and Distributions       (1.34)      (0.98)      (0.16)           -           -       (0.01)
Net Asset Value, End of Period                                  $ 15.52     $ 14.97     $ 13.83      $ 11.98      $ 9.33      $ 9.41

Total Return..............................................    13.12%(d)      15.83%      16.93%       28.40%     (0.83)%  (6.48)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $22,873     $20,643      $5,440       $3,154      $1,485        $942
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.23%        1.24%       1.26%    1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.26%(f)     1.26%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.40%(e)     (0.02)%     (0.05)%      (0.18)%     (0.16)%    0.19%(e)
     Portfolio Turnover Rate..............................     86.8%(e)       87.9%       49.9%        49.7%       80.0%   224.9%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS MIDCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 14.88     $ 13.77     $ 11.95       $ 9.31      $ 9.40     $ 10.14
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02      (0.02)      (0.01)       (0.03)      (0.02)        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.85        2.11        1.99         2.67      (0.07)      (0.74)
                          Total From Investment Operations         1.87        2.09        1.98         2.64      (0.09)      (0.73)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.01)
     Distributions from Realized Gains....................       (1.33)      (0.98)      (0.16)           -           -           -
                         Total Dividends and Distributions       (1.33)      (0.98)      (0.16)           -           -       (0.01)
Net Asset Value, End of Period                                  $ 15.42     $ 14.88     $ 13.77      $ 11.95      $ 9.31      $ 9.40

Total Return..............................................    13.08%(d)      15.67%      16.72%       28.36%     (0.96)%  (6.58)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $15,568     $11,180        $945       $1,565        $932        $941
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.35%        1.36%       1.37%    1.38%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.38%(f)     1.38%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.26%(e)     (0.15)%     (0.11)%      (0.29)%     (0.24)%    0.07%(e)
     Portfolio Turnover Rate..............................     86.8%(e)       87.9%       49.9%        49.7%       80.0%   224.9%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Institutional shares recognized $.01 of net investment income per share from November 28, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares incurred an unrealized gain of $.14, $.14, $.13, $.14 and $.14 per share, respectively, during the initial interim period.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without commission  rebates.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.24     $ 11.43     $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -       (0.02)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.43        2.00        0.84
                          Total From Investment Operations         1.43        1.98        0.84
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.12)      (0.17)          -
Net Asset Value, End of Period                                  $ 13.55     $ 13.24     $ 11.43
Total Return..............................................    11.40%(d)      17.53%    7.93%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,729      $1,696        $339
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)       1.57%    1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.04%(e)     (0.11)%  (0.08)%(e)
     Portfolio Turnover Rate..............................     46.2%(e)       59.4%    66.0%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 13.21     $ 11.43     $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.04)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.43        1.99        0.85
                          Total From Investment Operations         1.42        1.95        0.84
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.12)      (0.17)          -
Net Asset Value, End of Period                                  $ 13.51     $ 13.21     $ 11.43
Total Return..............................................    11.33%(d)      17.25%    7.93%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,171        $870         $11
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%    1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.13)%(e)     (0.28)%  (0.21)%(e)
     Portfolio Turnover Rate..............................     46.2%(e)       59.4%    66.0%(e)


                                                                2006(a)      2005
PARTNERS MIDCAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 13.24     $ 11.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.42        2.02
                          Total From Investment Operations         1.40        1.96
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.04)
     Distributions from Realized Gains....................       (1.12)      (0.13)
                         Total Dividends and Distributions       (1.12)      (0.17)
Net Asset Value, End of Period                                  $ 13.52     $ 13.24
Total Return..............................................    11.15%(d)      17.29%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,367        $272
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.26)%(e)     (0.46)%
     Portfolio Turnover Rate..............................     46.2%(e)       59.4%


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 13.34     $ 11.46     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.06        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.42        2.00        1.41
                          Total From Investment Operations         1.47        2.06        1.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)      (0.05)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.17)      (0.18)          -
Net Asset Value, End of Period                                  $ 13.64     $ 13.34     $ 11.46
Total Return..............................................    11.69%(d)      18.16%   14.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $637,664    $515,611    $302,583
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%    1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.70%(e)       0.49%    0.57%(e)
     Portfolio Turnover Rate..............................     46.2%(e)       59.4%    66.0%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 13.30     $ 11.45     $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.02        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.43        2.00        0.84
                          Total From Investment Operations         1.45        2.02        0.86
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.04)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.14)      (0.17)          -
Net Asset Value, End of Period                                  $ 13.61     $ 13.30     $ 11.45
Total Return..............................................    11.53%(d)      17.89%    8.12%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $6,661      $1,114         $57
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%    1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.38%(e)       0.13%    0.34%(e)
     Portfolio Turnover Rate..............................     46.2%(e)       59.4%    66.0%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS MIDCAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 13.27     $ 11.44     $ 10.59
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02      (0.04)        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.42        2.04        0.84
                          Total From Investment Operations         1.44        2.00        0.85
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.04)          -
     Distributions from Realized Gains....................       (1.12)      (0.13)          -
                         Total Dividends and Distributions       (1.13)      (0.17)          -
Net Asset Value, End of Period                                  $ 13.58     $ 13.27     $ 11.44
Total Return..............................................    11.43%(d)      17.71%    8.03%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,300        $891         $11
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%    1.38%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.23%(e)     (0.27)%    0.16%(e)
     Portfolio Turnover Rate..............................     46.2%(e)       59.4%    66.0%(e)


(a)  Six months ended April 30, 2006.

(b)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.29     $ 14.80     $ 13.56      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)      (0.07)      (0.05)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.21        1.83        2.10         3.62
                          Total From Investment Operations         2.17        1.76        2.05         3.56
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.15)      (0.27)      (0.81)           -
Net Asset Value, End of Period                                  $ 17.31     $ 16.29     $ 14.80      $ 13.56
Total Return..............................................    13.85%(d)      11.98%      15.88%    35.60%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,458      $2,945        $158         $136
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)       1.57%       1.54%     1.54%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.57%(   f) 1.57%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.45)%(e)     (0.43)%     (0.39)%   (0.60)%(e)
     Portfolio Turnover Rate..............................     88.7%(e)      110.2%      117.5%    111.5%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 16.19     $ 14.74     $ 13.54      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.05)      (0.11)      (0.09)       (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.21        1.83        2.10         3.61
                          Total From Investment Operations         2.16        1.72        2.01         3.54
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.15)      (0.27)      (0.81)           -
Net Asset Value, End of Period                                  $ 17.20     $ 16.19     $ 14.74      $ 13.54
Total Return..............................................    13.87%(d)      11.74%      15.59%    35.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,271        $965         $83         $135
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.72%     1.72%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.75%(f) 1.75%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.63)%(e)     (0.66)%     (0.66)%   (0.79)%(e)
     Portfolio Turnover Rate..............................     88.7%(e)      110.2%      117.5%    111.5%(e)


                                                                2006(a) 2005
PARTNERS SMALLCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 16.41     $ 15.02
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.06)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.23        1.79
                          Total From Investment Operations         2.17        1.66
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)
     Distributions from Realized Gains....................       (1.15)      (0.25)
                         Total Dividends and Distributions       (1.15)      (0.27)
Net Asset Value, End of Period                                  $ 17.43     $ 16.41
Total Return..............................................    13.74%(d)      11.10%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $70         $41
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.76)%(e)     (0.83)%
     Portfolio Turnover Rate..............................     88.7%(e)      110.2%


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.54     $ 14.95     $ 13.62      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01          -         0.07           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.25        1.87        2.07         3.62
                          Total From Investment Operations         2.26        1.87        2.14         3.62
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.03)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.16)      (0.28)      (0.81)           -
Net Asset Value, End of Period                                  $ 17.64     $ 16.54     $ 14.95      $ 13.62
Total Return..............................................    14.19%(d)      12.59%      16.50%    36.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $258,213    $235,767    $159,678       $4,868
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       0.94%     0.97%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.00%(f) 1.00%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.11%(e)       0.01%       0.53%   (0.04)%(e)
     Portfolio Turnover Rate..............................     88.7%(e)      110.2%      117.5%    111.5%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.42     $ 14.88     $ 13.59      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.03)      (0.03)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.24        1.85        2.13         3.62
                          Total From Investment Operations         2.23        1.82        2.10         3.59
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.15)      (0.28)      (0.81)           -
Net Asset Value, End of Period                                  $ 17.50     $ 16.42     $ 14.88      $ 13.59
Total Return..............................................    14.12%(d)      12.28%      16.23%    35.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $345        $276         $71         $136
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.23%     1.23%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.26%(f) 1.26%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.14)%(e)     (0.21)%     (0.18)%   (0.30)%(e)
     Portfolio Turnover Rate..............................     88.7%(e)      110.2%      117.5%    111.5%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 16.37     $ 14.85     $ 13.58      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.06)      (0.03)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.23        1.86        2.11         3.62
                          Total From Investment Operations         2.21        1.80        2.08         3.58
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.03)          -            -
     Distributions from Realized Gains....................       (1.15)      (0.25)      (0.81)           -
                         Total Dividends and Distributions       (1.15)      (0.28)      (0.81)           -
Net Asset Value, End of Period                                  $ 17.43     $ 16.37     $ 14.85      $ 13.58
Total Return..............................................    14.04%(d)      12.16%      16.09%    35.80%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,270        $355        $161         $136
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.35%     1.35%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.38%(f) 1.38%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.28)%(e)     (0.36)%     (0.20)%   (0.42)%(e)
     Portfolio Turnover Rate..............................     88.7%(e)      110.2%      117.5%    111.5%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 30, 2002, date operations commenced, through October 31, 2003.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without  commission  rebates.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.37      $ 7.62      $ 7.00      $ 5.08       $ 7.32       $ 9.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.07)      (0.12)      (0.11)      (0.08)       (0.04)       (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.00        0.87        0.73        2.00       (2.20)       (2.42)
                          Total From Investment Operations        1.93        0.75        0.62        1.92       (2.24)       (2.50)
Net Asset Value, End of Period                                 $ 10.30      $ 8.37      $ 7.62      $ 7.00       $ 5.08       $ 7.32

Total Return..............................................   23.06%(d)       9.84%       8.86%      37.80%     (30.60)%  (23.67)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $2,460      $1,889      $2,579      $2,446       $1,092         $734
     Ratio of Expenses to Average Net Assets.............. 1.67%(   e)       1.67%       1.67%       1.66%        1.67%     1.67%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -% 1.67%(   f)    1.67%(f)           -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.39)%(e)     (1.42)%     (1.49)%     (1.45)%      (1.47)%   (1.32)%(e)
     Portfolio Turnover Rate..............................    87.5%(e)       91.5%       94.6%      333.6%       110.9%    161.1%(e)


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 8.30      $ 7.57      $ 6.96      $ 5.06       $ 7.31       $ 9.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.07)      (0.13)      (0.12)      (0.09)       (0.06)       (0.09)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.97        0.86        0.73        1.99       (2.19)       (2.42)
                          Total From Investment Operations        1.90        0.73        0.61        1.90       (2.25)       (2.51)
Net Asset Value, End of Period                                 $ 10.20      $ 8.30      $ 7.57      $ 6.96       $ 5.06       $ 7.31

Total Return..............................................   22.89%(d)       9.64%       8.76%      37.55%     (30.78)%  (23.77)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $1,068        $878        $754      $1,136         $789         $733
     Ratio of Expenses to Average Net Assets..............    1.85%(e)       1.85%       1.85%       1.84%        1.85%     1.85%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -%    1.85%(f)    1.85%(f)           -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.59)%(e)     (1.60)%     (1.67)%     (1.63)%      (1.65)%   (1.50)%(e)
     Portfolio Turnover Rate..............................    87.5%(e)       91.5%       94.6%      333.6%       110.9%    161.1%(e)


                                                                2006(a)       2005
PARTNERS SMALLCAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.52      $ 7.79
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............       (0.08)      (0.14)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.02        0.87
                          Total From Investment Operations         1.94        0.73
Net Asset Value, End of Period                                  $ 10.46      $ 8.52
Total Return..............................................    22.77%(d)       9.37%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $34         $41
     Ratio of Expenses to Average Net Assets..............     1.98%(e)       1.98%
     Ratio of Net Investment Income to Average Net Assets.   (1.72)%(e)     (1.73)%
     Portfolio Turnover Rate..............................     87.5%(e)       91.5%


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period......................      $ 8.02      $ 7.33      $ 6.75      $ 4.92       $ 7.12       $ 8.28
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.08)      (0.14)      (0.13)      (0.10)       (0.06)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.91        0.83        0.71        1.93       (2.14)       (1.11)
                          Total From Investment Operations        1.83        0.69        0.58        1.83       (2.20)       (1.16)
Net Asset Value, End of Period                                  $ 9.85      $ 8.02      $ 7.33      $ 6.75       $ 4.92       $ 7.12

Total Return(i)...........................................   22.82%(d)       9.41%       8.59%      37.20%     (30.90)%  (13.70)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $11,352      $8,323      $8,026      $5,932       $1,386         $316
     Ratio of Expenses to Average Net Assets..............    2.05%(e)       2.05%       2.05%       2.05%        2.05%     2.02%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....    2.11%(e)    2.21%(f)    2.24%(f)    3.39%(f)           -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.79)%(e)     (1.80)%     (1.86)%     (1.85)%      (1.85)%   (1.72)%(e)
     Portfolio Turnover Rate..............................    87.5%(e)       91.5%       94.6%      333.6%       110.9%    161.1%(e)


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 8.59      $ 7.78      $ 7.10      $ 5.12       $ 7.35       $ 9.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.04)      (0.07)      (0.07)      (0.05)       (0.04)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.05        0.88        0.75        2.03       (2.19)       (2.43)
                          Total From Investment Operations        2.01        0.81        0.68        1.98       (2.23)       (2.47)
Net Asset Value, End of Period                                 $ 10.60      $ 8.59      $ 7.78      $ 7.10       $ 5.12       $ 7.35

Total Return..............................................   23.40%(d)      10.41%       9.58%      38.67%     (30.34)%  (23.36)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $94,415    $122,265     $71,754     $60,637      $91,760       $5,591
     Ratio of Expenses to Average Net Assets..............    1.10%(e)       1.10%       1.10%       1.09%        1.10%     1.10%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -%    1.10%(f)    1.10%(f)           -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.84)%(e)     (0.85)%     (0.92)%     (0.89)%      (0.90)%   (0.78)%(e)
     Portfolio Turnover Rate..............................    87.5%(e)       91.5%       94.6%      333.6%       110.9%    161.1%(e)


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.54      $ 7.75      $ 7.09      $ 5.13       $ 7.34       $ 9.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.05)      (0.09)      (0.09)      (0.07)       (0.04)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.03        0.88        0.75        2.03       (2.17)       (2.42)
                          Total From Investment Operations        1.98        0.79        0.66        1.96       (2.21)       (2.48)
Net Asset Value, End of Period                                 $ 10.52      $ 8.54      $ 7.75      $ 7.09       $ 5.13       $ 7.34

Total Return..............................................   23.19%(d)      10.19%       9.31%      38.21%     (30.11)%  (23.46)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $7,345      $4,522      $1,858      $1,682         $931         $735
     Ratio of Expenses to Average Net Assets..............    1.36%(e)       1.36%       1.36%       1.35%        1.36%     1.36%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -%    1.36%(f)    1.36%(f)           -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.09)%(e)     (1.11)%     (1.18)%     (1.15)%      (1.17)%   (1.01)%(e)
     Portfolio Turnover Rate..............................    87.5%(e)       91.5%       94.6%      333.6%       110.9%    161.1%(e)


                                                               2006(a)        2005        2004        2003         2002      2001(b)
                                                               ----           ----        ----        ----         ----      ----
PARTNERS SMALLCAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 8.44      $ 7.68      $ 7.04      $ 5.10       $ 7.34       $ 9.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.06)      (0.10)      (0.10)      (0.07)       (0.09)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        2.03        0.86        0.74        2.01       (2.15)       (2.42)
                          Total From Investment Operations        1.97        0.76        0.64        1.94       (2.24)       (2.48)
Net Asset Value, End of Period                                 $ 10.41      $ 8.44      $ 7.68      $ 7.04       $ 5.10       $ 7.34

Total Return..............................................   23.34%(d)       9.90%       9.09%      38.04%     (30.52)%  (23.46%)(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $204         $93         $54        $706         $510         $735
     Ratio of Expenses to Average Net Assets..............    1.48%(e)       1.48%       1.48%       1.47%        1.47%     1.48%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)          -%    1.48%(f)    1.48%(f)           -%        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.21)%(e)     (1.22)%     (1.30)%     (1.26)%      (1.27)%   (1.13)%(e)
     Portfolio Turnover Rate..............................    87.5%(e)       91.5%       94.6%      333.6%       110.9%    161.1%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred, and Select classes of shares each incurred an unrealized loss of $.18 per share from November 28, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without commission  rebates.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J shares incurred an unrealized loss of $.10 per share from February 27, 2001 through February 28, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.66       $ 7.93      $ 7.78      $ 5.68      $ 6.25      $ 10.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.06)       (0.11)      (0.10)      (0.07)          -        (0.07)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.73         1.06        0.29        2.17      (0.57)       (4.53)
                          Total From Investment Operations        1.67         0.95        0.19        2.10      (0.57)       (4.60)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.48)       (0.22)      (0.04)          -           -            -
                         Total Dividends and Distributions      (0.48)       (0.22)      (0.04)          -           -            -
Net Asset Value, End of Period                                  $ 9.85       $ 8.66      $ 7.93      $ 7.78      $ 5.68       $ 6.25
Total Return..............................................   19.94%(d)       12.07%       2.50%      36.97%     (9.12)%  (41.23)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $15,006      $10,969      $7,430      $3,480      $1,419         $626
     Ratio of Expenses to Average Net Assets.............. 1.57%(   e)        1.57%       1.53%       1.52%       1.56%     1.57%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -% 1.57%(   f)    1.57%(f)    1.57%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.22)%(e)      (1.30)%     (1.23)%     (1.14)%     (1.30)%   (1.19)%(e)
     Portfolio Turnover Rate..............................    59.1%(e) 53.4%(    g)       69.4%      115.9%      120.1%    159.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 8.51       $ 7.81      $ 7.67      $ 5.66      $ 6.24      $ 10.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.06)       (0.12)      (0.11)      (0.10)      (0.09)       (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.69         1.04        0.29        2.11      (0.49)       (4.53)
                          Total From Investment Operations        1.63         0.92        0.18        2.01      (0.58)       (4.61)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.48)       (0.22)      (0.04)          -           -            -
                         Total Dividends and Distributions      (0.48)       (0.22)      (0.04)          -           -            -
Net Asset Value, End of Period                                  $ 9.66       $ 8.51      $ 7.81      $ 7.67      $ 5.66       $ 6.24
Total Return..............................................   19.82%(d)       11.87%       2.41%      35.51%     (9.29)%  (41.32)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $13,011      $10,398      $7,045      $2,162        $567         $625
     Ratio of Expenses to Average Net Assets..............    1.75%(e)        1.75%       1.71%       1.72%       1.74%     1.75%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.75%(f)    1.75%(f)    1.75%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.40)%(e)      (1.47)%     (1.42)%     (1.39)%     (1.47)%   (1.37)%(e)
     Portfolio Turnover Rate..............................    59.1%(e)     53.4%(g)       69.4%      115.9%      120.1%    159.8%(e)


                                                                2006(a)         2005
PARTNERS SMALLCAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.81      $ 8.10
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............       (0.07)      (0.14)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.75        1.07
                          Total From Investment Operations         1.68        0.93
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.48)      (0.22)
                         Total Dividends and Distributions       (0.48)      (0.22)
Net Asset Value, End of Period                                  $ 10.01      $ 8.81
Total Return..............................................    19.71%(d)      11.57%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $824         $57
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (1.54)%(e)     (1.61)%
     Portfolio Turnover Rate..............................     59.1%(e)    53.4%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period......................      $ 8.19       $ 7.54      $ 7.44      $ 5.47      $ 6.04       $ 7.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.07)       (0.14)      (0.13)      (0.10)      (0.04)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.63         1.01        0.27        2.07      (0.53)       (1.67)
                          Total From Investment Operations        1.56         0.87        0.14        1.97      (0.57)       (1.71)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.48)       (0.22)      (0.04)          -           -            -
                         Total Dividends and Distributions      (0.48)       (0.22)      (0.04)          -           -            -
Net Asset Value, End of Period                                  $ 9.27       $ 8.19      $ 7.54      $ 7.44      $ 5.47       $ 6.04
Total Return(j)...........................................   19.74%(d)       11.63%       1.94%      36.01%     (9.44)%  (22.56)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $15,974       $9,483      $6,025      $3,303      $1,099         $301
     Ratio of Expenses to Average Net Assets..............    1.94%(e)        2.05%       2.05%       2.03%       1.93%     1.92%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....    1.94%(e)        2.14%    2.30%(f)    3.66%(f)    1.95%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.60)%(e)      (1.78)%     (1.75)%     (1.64)%     (1.64)%   (1.60)%(e)
     Portfolio Turnover Rate..............................    59.1%(e)     53.4%(g)       69.4%      115.9%      120.1%    159.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 8.88       $ 8.08      $ 7.88      $ 5.72      $ 6.27      $ 10.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)       (0.06)      (0.05)      (0.04)      (0.12)       (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.77         1.08        0.29        2.20      (0.43)       (4.54)
                          Total From Investment Operations        1.74         1.02        0.24        2.16      (0.55)       (4.58)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.48)       (0.22)      (0.04)          -           -            -
                         Total Dividends and Distributions      (0.48)       (0.22)      (0.04)          -           -            -
Net Asset Value, End of Period                                 $ 10.14       $ 8.88      $ 8.08      $ 7.88      $ 5.72       $ 6.27
Total Return..............................................   20.25%(d)       12.73%       3.11%      37.76%     (8.77)%  (41.04)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............    $578,737     $387,864    $264,397    $162,128      $7,077       $1,166
     Ratio of Expenses to Average Net Assets..............    1.00%(e)        1.00%       0.96%       0.95%       0.99%     1.00%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.00%(f)    1.00%(f)    1.00%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.65)%(e)      (0.72)%     (0.66)%     (0.57)%     (0.70)%   (0.48)%(e)
     Portfolio Turnover Rate..............................    59.1%(e)     53.4%(g)       69.4%      115.9%      120.1%    159.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.78       $ 8.01      $ 7.83      $ 5.71      $ 6.27      $ 10.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.04)       (0.08)      (0.07)      (0.06)      (0.04)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.75         1.07        0.29        2.18      (0.52)       (4.52)
                          Total From Investment Operations        1.71         0.99        0.22        2.12      (0.56)       (4.58)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.48)       (0.22)      (0.04)          -           -            -
                         Total Dividends and Distributions      (0.48)       (0.22)      (0.04)          -           -            -
Net Asset Value, End of Period                                 $ 10.01       $ 8.78      $ 8.01      $ 7.83      $ 5.71       $ 6.27
Total Return..............................................   20.14%(d)       12.46%       2.87%      37.13%     (8.93)%  (41.04)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $28,608      $10,930      $8,356      $1,799        $692         $628
     Ratio of Expenses to Average Net Assets..............    1.26%(e)        1.26%       1.22%       1.21%       1.25%     1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.26%(f)    1.26%(f)    1.26%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.91)%(e)      (0.99)%     (0.93)%     (0.83)%     (0.98)%   (0.88)%(e)
     Portfolio Turnover Rate..............................    59.1%(e)     53.4%(g)       69.4%      115.9%      120.1%    159.8%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
PARTNERS SMALLCAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 8.70       $ 7.96      $ 7.78      $ 5.70      $ 6.26      $ 10.85
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.05)       (0.09)      (0.08)      (0.09)      (0.07)       (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.75         1.05        0.30        2.17      (0.49)       (4.53)
                          Total From Investment Operations        1.70         0.96        0.22        2.08      (0.56)       (4.59)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.48)       (0.22)      (0.04)          -           -            -
                         Total Dividends and Distributions      (0.48)       (0.22)      (0.04)          -           -            -
Net Asset Value, End of Period                                  $ 9.92       $ 8.70      $ 7.96      $ 7.78      $ 5.70       $ 6.26
Total Return..............................................   20.20%(d)       12.15%       2.89%      36.49%     (8.95)%  (41.13)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $2,828       $1,739      $1,652         $87        $571         $627
     Ratio of Expenses to Average Net Assets..............    1.38%(e)        1.38%       1.34%       1.31%       1.36%     1.38%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.38%(f)    1.38%(f)    1.37%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.03)%(e)      (1.11)%     (1.06)%     (0.84)%     (1.09)%   (1.00)%(e)
     Portfolio Turnover Rate..............................    59.1%(e)     53.4%(g)       69.4%      115.9%      120.1%    159.8%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Institutional, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.84 per share from November 29, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J shares incurred an unrealized loss of 4.22 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                 2006( a)     2005       2004(b)
                                                                 ----         ----       ----
PARTNERS SMALLCAP GROWTH FUND III
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.90      $ 9.59     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.07)      (0.15)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.52        1.46      (0.36)
                          Total From Investment Operations         2.45        1.31      (0.41)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.83     $ 10.90      $ 9.59

Total Return..............................................    23.12%(d)      13.66%  (4.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $483        $397         $10
     Ratio of Expenses to Average Net Assets.............. 1.67%(    e)       1.67%    1.55%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.67%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (1.11)%(e)     (1.39)%  (1.25)%(e)
     Portfolio Turnover Rate..............................    103.5%(e)       84.0%    51.3%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.87      $ 9.59     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.08)      (0.17)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.52        1.45      (0.36)
                          Total From Investment Operations         2.44        1.28      (0.41)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.79     $ 10.87      $ 9.59

Total Return..............................................    23.09%(d)      13.35%  (4.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $114         $97          $9
     Ratio of Expenses to Average Net Assets..............     1.85%(e)       1.85%    1.73%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.85%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (1.29)%(e)     (1.58)%  (1.43)%(e)
     Portfolio Turnover Rate..............................    103.5%(e)       84.0%    51.3%(e)


                                                                2006(a) 2005
PARTNERS SMALLCAP GROWTH FUND III
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.89      $ 9.66
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.09)      (0.18)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.51        1.41
                          Total From Investment Operations         2.42        1.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -
                         Total Dividends and Distributions       (0.52)          -
Net Asset Value, End of Period                                  $ 12.79     $ 10.89
Total Return..............................................    22.86%(d)      12.73%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $32         $11
     Ratio of Expenses to Average Net Assets..............     1.98%(e)       1.98%
     Ratio of Net Investment Income to Average Net Assets.   (1.48)%(e)     (1.70)%
     Portfolio Turnover Rate..............................    103.5%(e)       84.0%


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.99      $ 9.62     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.09)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.53        1.46      (0.35)
                          Total From Investment Operations         2.50        1.37      (0.38)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.97     $ 10.99      $ 9.62

Total Return..............................................    23.40%(d)      14.24%  (3.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $210,893    $130,356      $4,770
     Ratio of Expenses to Average Net Assets..............     1.10%(e)       1.10%    0.98%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.10%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.56)%(e)     (0.82)%  (0.68)%(e)
     Portfolio Turnover Rate..............................    103.5%(e)       84.0%    51.3%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.95      $ 9.61     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.05)      (0.12)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.53        1.46      (0.35)
                          Total From Investment Operations         2.48        1.34      (0.39)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.91     $ 10.95      $ 9.61

Total Return..............................................    23.30%(d)      13.94%  (3.90)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,346      $1,523         $10
     Ratio of Expenses to Average Net Assets..............     1.36%(e)       1.36%    1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.36%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.83)%(e)     (1.11)%  (0.96)%(e)
     Portfolio Turnover Rate..............................    103.5%(e)       84.0%    51.3%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS SMALLCAP GROWTH FUND III
Select shares
Net Asset Value, Beginning of Period......................      $ 10.93      $ 9.60     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.07)      (0.13)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.53        1.46      (0.36)
                          Total From Investment Operations         2.46        1.33      (0.40)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.52)          -           -
                         Total Dividends and Distributions       (0.52)          -           -
Net Asset Value, End of Period                                  $ 12.87     $ 10.93      $ 9.60

Total Return..............................................    23.15%(d)      13.85%  (4.00)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $190         $11         $10
     Ratio of Expenses to Average Net Assets..............     1.48%(e)       1.48%    1.36%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.48%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (1.13)%(e)     (1.21)%  (1.06)%(e)
     Portfolio Turnover Rate..............................    103.5%(e)       84.0%    51.3%(e)


(a)  Six months ended April 30, 2006.

(b)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without  commission  rebates.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.79     $ 14.74     $ 13.02       $ 9.51      $ 9.96     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.06)      (0.08)      (0.07)       (0.07)      (0.06)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.27        2.13        1.79         3.67      (0.24)          -
                          Total From Investment Operations         2.21        2.05        1.72         3.60      (0.30)      (0.04)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)          -
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)          -
Net Asset Value, End of Period                                  $ 17.68     $ 16.79     $ 14.74      $ 13.02      $ 9.51      $ 9.96

Total Return..............................................    13.82%(d)      13.91%      13.22%       38.18%     (3.24)%  (0.40)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,696      $6,150      $5,963       $4,284        $985        $831
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)       1.57%       1.54%        1.57%       1.57%    1.57%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.57%(   f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.67)%(e)     (0.47)%     (0.50)%      (0.62)%     (0.76)%  (0.59)%(e)
     Portfolio Turnover Rate..............................     33.1%(e)       51.3%       26.3%        44.1%       27.9%    58.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 16.63     $ 14.62     $ 12.94       $ 9.48      $ 9.95     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.07)      (0.11)      (0.10)       (0.08)      (0.04)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.24        2.12        1.78         3.63      (0.28)          -
                          Total From Investment Operations         2.17        2.01        1.68         3.55      (0.32)      (0.05)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)          -
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)          -
Net Asset Value, End of Period                                  $ 17.48     $ 16.63     $ 14.62      $ 12.94      $ 9.48      $ 9.95

Total Return..............................................    13.70%(d)      13.75%      12.99%       37.76%     (3.44)%  (0.50)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,835      $2,865      $2,738       $2,028      $1,398        $830
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.72%        1.75%       1.75%    1.75%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.75%(f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.84)%(e)     (0.65)%     (0.68)%      (0.80)%     (0.94)%  (0.77)%(e)
     Portfolio Turnover Rate..............................     33.1%(e)       51.3%       26.3%        44.1%       27.9%    58.0%(e)


                                                                2006(a) 2005
PARTNERS SMALLCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 17.07     $ 15.15
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............       (0.08)      (0.13)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.31        2.05
                          Total From Investment Operations         2.23        1.92
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -
                         Total Dividends and Distributions       (1.32)          -
Net Asset Value, End of Period                                  $ 17.98     $ 17.07
Total Return..............................................    13.70%(d)      12.67%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $115         $11
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.97)%(e)     (0.78)%
     Portfolio Turnover Rate..............................     33.1%(e)       51.3%


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 16.49     $ 14.53     $ 12.89       $ 9.46      $ 9.94     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.09)      (0.14)      (0.13)       (0.11)      (0.05)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.23        2.10        1.77         3.63      (0.28)      (0.02)
                          Total From Investment Operations         2.14        1.96        1.64         3.52      (0.33)      (0.06)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)          -
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)          -
Net Asset Value, End of Period                                  $ 17.31     $ 16.49     $ 14.53      $ 12.89      $ 9.46      $ 9.94

Total Return(h)...........................................    13.63%(d)      13.49%      12.73%       37.53%     (3.55)%  (0.60)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $11,856     $10,055      $6,843       $5,962      $4,867      $1,472
     Ratio of Expenses to Average Net Assets..............     1.95%(e)       1.95%       1.95%        1.95%       1.95%    1.81%(e)
     Ratio of Gross Expenses to Average Net Assets(i).....     1.95%(e)       2.05%    2.11%(f)        2.57%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (1.03)%(e)     (0.85)%     (0.90)%      (1.00)%     (1.15)%  (0.84)%(e)
     Portfolio Turnover Rate..............................     33.1%(e)       51.3%       26.3%        44.1%       27.9%    58.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.22     $ 15.03     $ 13.21       $ 9.60     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)        0.02        0.01           -       (0.04)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.33        2.17        1.81         3.70      (0.21)          -
                          Total From Investment Operations         2.32        2.19        1.82         3.70      (0.25)          -
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -           -
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)          -
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)          -
Net Asset Value, End of Period                                  $ 18.22     $ 17.22     $ 15.03      $ 13.21      $ 9.60     $ 10.00
Total Return..............................................    14.15%(d)      14.60%      13.79%       38.87%     (2.72)%    0.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $262,035    $287,753    $231,413     $174,262    $133,400      $5,682
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       0.97%        1.00%       1.00%    1.00%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.00%(f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.08)%(e)       0.09%       0.07%      (0.04)%     (0.20)%  (0.07)%(e)
     Portfolio Turnover Rate..............................     33.1%(e)       51.3%       26.3%        44.1%       27.9%    58.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.05     $ 14.92     $ 13.14       $ 9.56      $ 9.98     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.03)      (0.03)       (0.03)          -       (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.30        2.16        1.81         3.70      (0.27)          -
                          Total From Investment Operations         2.27        2.13        1.78         3.67      (0.27)      (0.02)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)          -
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)          -
Net Asset Value, End of Period                                  $ 18.00     $ 17.05     $ 14.92      $ 13.14      $ 9.56      $ 9.98

Total Return..............................................    13.97%(d)      14.28%      13.56%       38.71%     (2.93)%  (0.20)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $21,046     $17,400     $14,537      $12,008      $5,733        $833
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.24%        1.26%       1.26%    1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.26%(f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.35)%(e)     (0.17)%     (0.19)%      (0.31)%     (0.47)%  (0.28)%(e)
     Portfolio Turnover Rate..............................     33.1%(e)       51.3%       26.3%        44.1%       27.9%    58.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PARTNERS SMALLCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 16.92     $ 14.83     $ 13.08       $ 9.54      $ 9.97     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.04)        0.01      (0.04)       (0.04)      (0.06)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.29        2.08        1.79         3.67      (0.22)          -
                          Total From Investment Operations         2.25        2.09        1.75         3.63      (0.28)      (0.03)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.32)          -           -        (0.09)      (0.15)          -
                         Total Dividends and Distributions       (1.32)          -           -        (0.09)      (0.15)          -
Net Asset Value, End of Period                                  $ 17.85     $ 16.92     $ 14.83      $ 13.08      $ 9.54      $ 9.97

Total Return..............................................    13.96%(d)      14.09%      13.39%       38.37%     (3.03)%  (0.30)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $529        $375         $24          $16        $796        $833
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.35%        1.38%       1.37%    1.38%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%  (1.38)%(f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.47)%(e)       0.09%     (0.31)%      (0.43)%     (0.56)%  (0.40)%(e)
     Portfolio Turnover Rate..............................     33.1%(e)       51.3%       26.3%        44.1%       27.9%    58.0%(e)


(a)  Six months ended April 30, 2006.

(b) Period from March 1, 2001, date operations commenced, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without commission  rebates.

(g)  Calculated based on average shares outstanding during the period.

(h)  Total return is calculated  without the  contingent  deferred sales charge.

(i) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                   2006(a)        2005    2004         2003(b)
                                                                   ----           ----    ----         ----
PARTNERS SMALLCAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.15     $ 15.83     $ 13.92      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.01)      (0.04)         0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.78        2.25        2.55         3.90
                          Total From Investment Operations         2.77        2.24        2.51         3.92
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.31)      (0.92)      (0.60)           -
Net Asset Value, End of Period                                  $ 18.61     $ 17.15     $ 15.83      $ 13.92
Total Return..............................................    17.05%(d)      14.43%      18.63%    39.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,825     $12,127      $6,422         $258
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)       1.57%       1.57%     1.57%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.57%(   f) 1.57%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.10)%(e)     (0.05)%     (0.23)%     0.19%(e)
     Portfolio Turnover Rate..............................     42.8%(e)       43.1%       46.7%     67.2%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 17.07     $ 15.78     $ 13.89      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.02)      (0.04)      (0.06)           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.76        2.25        2.55         3.89
                          Total From Investment Operations         2.74        2.21        2.49         3.89
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)          -            -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.31)      (0.92)      (0.60)           -
Net Asset Value, End of Period                                  $ 18.50     $ 17.07     $ 15.78      $ 13.89
Total Return..............................................    16.95%(d)      14.27%      18.52%    38.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,562     $14,395      $6,888         $702
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%       1.75%     1.75%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.75%(f) 1.75%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.   (0.28)%(e)     (0.23)%     (0.40)%   (0.04)%(e)
     Portfolio Turnover Rate..............................     42.8%(e)       43.1%       46.7%     67.2%(e)


                                                                2006(a) 2005
PARTNERS SMALLCAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 17.24     $ 16.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.79        2.17
                          Total From Investment Operations         2.76        2.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.02)
     Distributions from Realized Gains....................       (1.31)      (0.90)
                         Total Dividends and Distributions       (1.31)      (0.92)
Net Asset Value, End of Period                                  $ 18.69     $ 17.24
Total Return..............................................    16.89%(d)      13.45%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,609        $130
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.38)%(e)     (0.30)%
     Portfolio Turnover Rate..............................     42.8%(e)       43.1%


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.37     $ 15.95     $ 13.99      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.09        0.05         0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.82        2.26        2.57         3.91
                          Total From Investment Operations         2.86        2.35        2.62         3.99
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.07)      (0.03)      (0.06)           -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.38)      (0.93)      (0.66)           -
Net Asset Value, End of Period                                  $ 18.85     $ 17.37     $ 15.95      $ 13.99
Total Return..............................................    17.44%(d)      15.04%      19.39%    39.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $318,986    $202,697    $104,765      $51,198
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%       1.00%     1.00%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.00%(f) 1.00%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.47%(e)       0.52%       0.32%     0.73%(e)
     Portfolio Turnover Rate..............................     42.8%(e)       43.1%       46.7%     67.2%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.29     $ 15.91     $ 13.95      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.04        0.03         0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.80        2.27        2.55         3.91
                          Total From Investment Operations         2.82        2.31        2.58         3.95
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.03)      (0.02)           -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.34)      (0.93)      (0.62)           -
Net Asset Value, End of Period                                  $ 18.77     $ 17.29     $ 15.91      $ 13.95
Total Return..............................................    17.22%(d)      14.78%      19.14%    39.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,594     $11,704      $3,196         $194
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%       1.26%     1.26%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.27%(f) 1.26%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.21%(e)       0.26%       0.17%     0.46%(e)
     Portfolio Turnover Rate..............................     42.8%(e)       43.1%       46.7%     67.2%(e)


                                                                2006(a)        2005        2004      2003(b)
                                                                ----           ----        ----      ----
PARTNERS SMALLCAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period......................      $ 17.25     $ 15.90     $ 13.94      $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.03      (0.01)         0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.80        2.25        2.58         3.91
                          Total From Investment Operations         2.81        2.28        2.57         3.94
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.01)      (0.03)      (0.01)           -
     Distributions from Realized Gains....................       (1.31)      (0.90)      (0.60)           -
                         Total Dividends and Distributions       (1.32)      (0.93)      (0.61)           -
Net Asset Value, End of Period                                  $ 18.74     $ 17.25     $ 15.90      $ 13.94
Total Return..............................................    17.18%(d)      14.59%      19.02%    39.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,486      $2,269        $909         $141
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%       1.38%     1.38%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.38%(f) 1.38%(e),(f)
     Ratio of Net Investment Income to Average Net Assets.     0.09%(e)       0.15%     (0.04)%     0.34%(e)
     Portfolio Turnover Rate..............................     42.8%(e)       43.1%       46.7%     67.2%(e)


(a) Six months ended April 30, 2006.

(b) Period from December 30, 2002, date operations commenced, through October 31, 2003.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f)  Expense ratio without  commission  rebates.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                 2006(a)        2005     2004(b)
                                                                 ----           ----     ----
PARTNERS SMALLCAP VALUE FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.03     $ 10.33     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -       (0.07)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.20        1.81        0.35
                          Total From Investment Operations         2.20        1.74        0.33
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.67     $ 12.03     $ 10.33
Total Return..............................................    18.87%(d)      16.85%    3.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,541      $3,235         $10
     Ratio of Expenses to Average Net Assets.............. 1.57%(    e)       1.57%    1.57%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.01)%(e)     (0.62)%  (0.58)%(e)
     Portfolio Turnover Rate..............................     41.7%(e)       50.8%     4.8%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS SMALLCAP VALUE FUND II
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.99     $ 10.32     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.09)      (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.19        1.80        0.35
                          Total From Investment Operations         2.18        1.71        0.32
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.61     $ 11.99     $ 10.32
Total Return..............................................    18.76%(d)      16.58%    3.20%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $630        $503         $10
     Ratio of Expenses to Average Net Assets..............     1.75%(e)       1.75%    1.75%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.17)%(e)     (0.75)%  (0.75)%(e)
     Portfolio Turnover Rate..............................     41.7%(e)       50.8%     4.8%(e)


                                                                2006(a)         2005
PARTNERS SMALLCAP VALUE FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.02     $ 10.40
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.19        1.76
                          Total From Investment Operations         2.18        1.66
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)
                         Total Dividends and Distributions       (0.56)      (0.04)
Net Asset Value, End of Period                                  $ 13.64     $ 12.02
Total Return..............................................    18.71%(d)      15.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $152         $12
     Ratio of Expenses to Average Net Assets..............     1.88%(e)       1.88%
     Ratio of Net Investment Income to Average Net Assets.   (0.13)%(e)     (0.85)%
     Portfolio Turnover Rate..............................     41.7%(e)       50.8%


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 10.35     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04          -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.22        1.81        0.35
                          Total From Investment Operations         2.26        1.81        0.35
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.82     $ 12.12     $ 10.35
Total Return..............................................    19.23%(d)      17.55%    3.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $358,684    $293,375     $20,666
     Ratio of Expenses to Average Net Assets..............     1.00%(e)       1.00%    1.00%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.57%(e)     (0.03)%       -%(e)
     Portfolio Turnover Rate..............................     41.7%(e)       50.8%     4.8%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS SMALLCAP VALUE FUND II
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.08     $ 10.34     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03      (0.03)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.20        1.81        0.35
                          Total From Investment Operations         2.23        1.78        0.34
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.75     $ 12.08     $ 10.34
Total Return..............................................    19.04%(d)      17.25%    3.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $829        $123         $11
     Ratio of Expenses to Average Net Assets..............     1.26%(e)       1.26%    1.26%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.43%(e)     (0.28)%  (0.26)%(e)
     Portfolio Turnover Rate..............................     41.7%(e)       50.8%     4.8%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PARTNERS SMALLCAP VALUE FUND II
Select shares
Net Asset Value, Beginning of Period......................      $ 12.05     $ 10.34     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01      (0.06)      (0.02)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.21        1.81        0.36
                          Total From Investment Operations         2.22        1.75        0.34
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.56)      (0.04)          -
                         Total Dividends and Distributions       (0.56)      (0.04)          -
Net Asset Value, End of Period                                  $ 13.71     $ 12.05     $ 10.34
Total Return..............................................    19.01%(d)      16.95%    3.40%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,110        $669         $10
     Ratio of Expenses to Average Net Assets..............     1.38%(e)       1.38%    1.38%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.20%(e)     (0.56)%  (0.40)%(e)
     Portfolio Turnover Rate..............................     41.7%(e)       50.8%     4.8%(e)


(a)  Six months ended April 30, 2006.

(b)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PREFERRED SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.54     $ 11.31     $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.27        0.56        0.26
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.26)      (0.39)        0.25
                          Total From Investment Operations         0.01        0.17        0.51
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)        0.94          -
                         Total Dividends and Distributions       (0.24)      (0.94)          -
Net Asset Value, End of Period                                  $ 10.31     $ 10.54     $ 11.31
Total Return..............................................     0.03%(d)       1.49%    4.72%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $583         $10         $10
     Ratio of Expenses to Average Net Assets.............. 1.32%(    e)       1.32%    1.32%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.09%(e)       5.10%    5.55%(e)
     Portfolio Turnover Rate..............................     13.8%(e)       17.8%    14.0%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PREFERRED SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 10.52     $ 11.30     $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.26        0.54        0.25
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.26)      (0.40)        0.25
                          Total From Investment Operations           -         0.14        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)        0.92          -
                         Total Dividends and Distributions       (0.23)      (0.92)          -
Net Asset Value, End of Period                                  $ 10.29     $ 10.52     $ 11.30

Total Return..............................................   (0.06)%(d)       1.25%    4.63%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $15         $15         $10
     Ratio of Expenses to Average Net Assets..............     1.50%(e)       1.50%    1.50%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.94%(e)       4.96%    5.36%(e)
     Portfolio Turnover Rate..............................     13.8%(e)       17.8%    14.0%(e)


                                                                2006(a)       2005
PREFERRED SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 10.56     $ 11.34
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.26        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.28)      (0.39)
                          Total From Investment Operations       (0.02)        0.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.91)
                         Total Dividends and Distributions       (0.22)      (0.91)
Net Asset Value, End of Period                                  $ 10.32     $ 10.56

Total Return..............................................   (0.21)%(d)       1.14%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $102          $9
     Ratio of Expenses to Average Net Assets..............     1.63%(e)       1.63%
     Ratio of Net Investment Income to Average Net Assets.     4.89%(e)       4.78%
     Portfolio Turnover Rate..............................     13.8%(e)       17.8%


                                                                2006(a)       2005     2004( f)
PREFERRED SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 10.48     $ 11.25     $ 11.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.25        0.52        0.48
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.27)      (0.38)      (0.27)
                          Total From Investment Operations       (0.02)        0.14        0.21
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.91)          -
                         Total Dividends and Distributions       (0.22)      (0.91)          -
Net Asset Value, End of Period                                  $ 10.24     $ 10.48     $ 11.25

Total Return(g)...........................................  (0.20)%(d)       1.27%    1.90%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $23,074     $24,037     $16,472
     Ratio of Expenses to Average Net Assets..............     1.58%(e)       1.60%    1.59%(e)
     Ratio of Gross Expenses to Average Net Assets(h).....     1.58%(e)       1.63%    2.13%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.85%(e)       4.84%    5.13%(e)
     Portfolio Turnover Rate..............................     13.8%(e)       17.8%    14.0%(e)


                                                                2006(a)        2005        2004         2003     2002(i)
                                                                ----           ----        ----         ----     ----
PREFERRED SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.58     $ 11.34     $ 11.21      $ 10.30     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(j)............         0.30        0.62        0.65         0.61        0.24
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.27)      (0.39)      (0.07)         0.40        0.06
                          Total From Investment Operations         0.03        0.23        0.58         1.01        0.30
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.99)      (0.45)       (0.10)          -
                         Total Dividends and Distributions       (0.27)      (0.99)      (0.45)       (0.10)          -
Net Asset Value, End of Period                                  $ 10.34     $ 10.58     $ 11.34      $ 11.21     $ 10.30
Total Return..............................................     0.22%(d)       2.07%       5.32%        9.84%    3.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $461,530    $330,862    $202,386     $121,828     $12,849
     Ratio of Expenses to Average Net Assets..............     0.75%(e)       0.75%       0.75%        0.75%    0.75%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.66%(e)       5.68%       5.83%        5.68%    7.04%(e)
     Portfolio Turnover Rate..............................     13.8%(e)       17.8%       14.0%        31.1%    11.3%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PREFERRED SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.56     $ 11.32     $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.28        0.59        0.27
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.26)      (0.38)        0.25
                          Total From Investment Operations         0.02        0.21        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.97)          -
                         Total Dividends and Distributions       (0.25)      (0.97)          -
Net Asset Value, End of Period                                  $ 10.33     $ 10.56     $ 11.32
Total Return..............................................     0.19%(d)       1.84%    4.81%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $10         $10         $11
     Ratio of Expenses to Average Net Assets..............     1.01%(e)       1.01%    1.01%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.43%(e)       5.43%    5.86%(e)
     Portfolio Turnover Rate..............................     13.8%(e)       17.8%    14.0%(e)


                                                                2006(a)        2005     2004(b)
                                                                ----           ----     ----
PREFERRED SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 10.55     $ 11.32     $ 10.80
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.28        0.58        0.27
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.27)      (0.39)        0.25
                          Total From Investment Operations         0.01        0.19        0.52
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.96)          -
                         Total Dividends and Distributions       (0.25)      (0.96)          -
Net Asset Value, End of Period                                  $ 10.31     $ 10.55     $ 11.32
Total Return..............................................     0.03%(d)       1.65%    4.81%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $10         $10         $11
     Ratio of Expenses to Average Net Assets..............     1.13%(e)       1.13%    1.13%(e)
     Ratio of Net Investment Income to Average Net Assets.     5.30%(e)       5.28%    5.73%(e)
     Portfolio Turnover Rate..............................     13.8%(e)       17.8%    14.0%(e)


(a)  Six months ended April 30, 2006.

(b)  Period from June 1, 2004,  date operations  commenced,  through October 31,
     2004.

(c)  Calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f) Period from December 29, 2003, date operations commenced, through October 31, 2004.

(g)  Total return is calculated  without the  contingent  deferred sales charge.

(h) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit ceased on February 28, 2006. The contractual expense limt began on March 1, 2006.

(i)  Period from May 1, 2002,  date  operations  commenced,  through October 31,
     2002.

(j) Effective November 1, 2002, calculated based on average shares outstanding during the period.

See accompanying notes.

                             FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2010 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.04     $ 11.56     $ 10.59       $ 9.36      $ 9.83     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.28        0.11         0.09      (0.04)        0.18
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.58        0.54        0.97         1.24      (0.33)      (0.35)
                          Total From Investment Operations         0.78        0.82        1.08         1.33      (0.37)      (0.17)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.24)      (0.11)       (0.10)      (0.10)          -
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -           -
                         Total Dividends and Distributions       (0.31)      (0.34)      (0.11)       (0.10)      (0.10)          -
Net Asset Value, End of Period                                  $ 12.51     $ 12.04     $ 11.56      $ 10.59      $ 9.36      $ 9.83

Total Return..............................................     6.57%(d)       7.23%      10.29%       14.39%     (3.81)%  (1.70)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $33,128     $20,694     $10,270       $3,674      $2,462         $10
     Ratio of Expenses to Average Net Assets(e)........... 0.69%(    f)       0.69%       0.69%        0.69%       0.69%    0.69%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.22%(f)       2.32%       1.02%        0.96%       2.22%    2.71%(f)
     Portfolio Turnover Rate..............................     23.4%(f)       10.2%       34.3%        47.8%       17.6%     2.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2010 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.00     $ 11.55     $ 10.58       $ 9.35      $ 9.82     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.26        0.09         0.04        0.19        0.17
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.59        0.53        0.97         1.28      (0.58)      (0.35)
                          Total From Investment Operations         0.77        0.79        1.06         1.32      (0.39)      (0.18)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.24)      (0.09)       (0.90)      (0.08)          -
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -           -
                         Total Dividends and Distributions       (0.29)      (0.34)      (0.09)       (0.09)      (0.08)          -
Net Asset Value, End of Period                                  $ 12.48     $ 12.00     $ 11.55      $ 10.58      $ 9.35      $ 9.82

Total Return..............................................     6.48%(d)       6.95%      10.10%       14.20%     (3.98)%  (1.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $30,046     $21,112      $8,554       $1,683         $11         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.87%(f)       0.87%       0.87%        0.87%       0.87%    0.87%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.02%(f)       2.17%       0.80%        0.35%       2.50%    2.52%(f)
     Portfolio Turnover Rate..............................     23.4%(f)       10.2%       34.3%        47.8%       17.6%     2.2%(f)


                                                                2006(a) 2005
PRINCIPAL LIFETIME 2010 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.05     $ 11.62
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.19        0.22
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.57        0.55
                          Total From Investment Operations         0.76        0.77
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.24)
     Distributions from Realized Gains....................       (0.08)      (0.10)
                         Total Dividends and Distributions       (0.27)      (0.34)
Net Asset Value, End of Period                                  $ 12.54     $ 12.05
Total Return..............................................     6.40%(d)       6.72%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $4,215      $1,343
     Ratio of Expenses to Average Net Assets(e)...........     1.00%(f)       1.00%
     Ratio of Net Investment Income to Average Net Assets.     3.06%(f)       1.82%
     Portfolio Turnover Rate..............................     23.4%(f)       10.2%


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2010 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.07     $ 11.59     $ 10.60       $ 9.36      $ 9.83     $ 10.04
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.29        0.13         0.04        0.10        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.58        0.53        0.95         1.26      (0.51)      (0.26)
                          Total From Investment Operations         0.78        0.82        1.08         1.30      (0.41)      (0.21)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.24)      (0.09)       (0.06)      (0.06)          -
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -           -
                         Total Dividends and Distributions       (0.31)      (0.34)      (0.09)       (0.06)      (0.06)          -
Net Asset Value, End of Period                                  $ 12.54     $ 12.07     $ 11.59      $ 10.60      $ 9.36      $ 9.83

Total Return(i)...........................................     6.53%(d)       7.20%      10.21%       13.92%     (4.16)%  (2.09)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $152,006    $106,539     $59,805      $27,052      $5,071        $488
     Ratio of Expenses to Average Net Assets(e)...........     0.70%(f)       0.73%       0.78%        1.05%       1.05%    1.05%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(j).     0.70%(f)          -%       0.78%        1.05%          -%       -%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.27%(f)       2.46%       1.16%        0.39%       1.79%    1.22%(f)
     Portfolio Turnover Rate..............................     23.4%(f)       10.2%       34.3%        47.8%       17.6%     2.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.15     $ 11.61     $ 10.63       $ 9.40      $ 9.87     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.36        0.20         0.14        0.20        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.59        0.53        0.95         1.25      (0.51)      (0.21)
                          Total From Investment Operations         0.83        0.89        1.15         1.39      (0.31)      (0.13)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.30)      (0.25)      (0.17)       (0.16)      (0.16)          -
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -           -
                         Total Dividends and Distributions       (0.38)      (0.35)      (0.17)       (0.16)      (0.16)          -
Net Asset Value, End of Period                                  $ 12.60     $ 12.15     $ 11.61      $ 10.63      $ 9.40      $ 9.87

Total Return..............................................     6.95%(d)       7.78%      10.97%       15.00%     (3.25)%  (1.30)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $526,935    $408,886    $226,885     $112,143     $35,188      $4,339
     Ratio of Expenses to Average Net Assets(e)...........     0.12%(f)       0.12%       0.12%        0.12%       0.12%    0.12%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.86%(f)       3.05%       1.80%        1.41%       2.84%    3.44%(f)
     Portfolio Turnover Rate..............................     23.4%(f)       10.2%       34.3%        47.8%       17.6%     2.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2010 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.09     $ 11.58     $ 10.61       $ 9.38      $ 9.85     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.23        0.31        0.14         0.11      (0.03)        0.20
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.58        0.54        0.98         1.25      (0.31)      (0.35)
                          Total From Investment Operations         0.81        0.85        1.12         1.36      (0.34)      (0.15)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.24)      (0.15)       (0.13)      (0.13)          -
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -           -
                         Total Dividends and Distributions       (0.35)      (0.34)      (0.15)       (0.13)      (0.13)          -
Net Asset Value, End of Period                                  $ 12.55     $ 12.09     $ 11.58      $ 10.61      $ 9.38      $ 9.85

Total Return..............................................     6.78%(d)       7.51%      10.61%       14.73%     (3.50)%  (1.50)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $44,169     $21,733      $5,551       $1,224        $334         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.38%(f)       0.38%       0.38%        0.38%       0.38%    0.38%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.75%(f)       2.69%       1.22%        1.14%       2.93%    3.02%(f)
     Portfolio Turnover Rate..............................     23.4%(f)       10.2%       34.3%        47.8%       17.6%     2.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2010 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.07     $ 11.57     $ 10.60       $ 9.37      $ 9.84     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.25        0.10         0.12        0.28        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.57        0.59        1.00         1.23      (0.63)      (0.35)
                          Total From Investment Operations         0.79        0.84        1.10         1.35      (0.35)      (0.16)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.24)      (0.13)       (0.12)      (0.12)          -
     Distributions from Realized Gains....................       (0.08)      (0.10)          -            -           -           -
                         Total Dividends and Distributions       (0.33)      (0.34)      (0.13)       (0.12)      (0.12)          -
Net Asset Value, End of Period                                  $ 12.53     $ 12.07     $ 11.57      $ 10.60      $ 9.37      $ 9.84

Total Return..............................................     6.67%(d)       7.41%      10.49%       14.60%     (3.63)%  (1.60)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,458     $11,896      $1,501          $11          $9          $9
     Ratio of Expenses to Average Net Assets(e)...........     0.50%(f)       0.50%       0.50%        0.50%       0.50%    0.50%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.51%(f)       2.19%       0.89%        1.18%       2.89%    2.88%(f)
     Portfolio Turnover Rate..............................     23.4%(f)       10.2%       34.3%        47.8%       17.6%     0.2%(f)


(a)  Six months ended April 30, 2006.

(b) Period from March 1, 2001, date shares first offered, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total  return  amounts  have not  been  annualized.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f)  Computed on an annualized basis.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from June 15, 2001, date shares first offered, through October 31, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary or contractual expense limt. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2020 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.22     $ 11.46     $ 10.52       $ 9.11      $ 9.69     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.22        0.11         0.07      (0.02)        0.14
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        0.86        0.96         1.42      (0.48)      (0.45)
                          Total From Investment Operations         1.09        1.08        1.07         1.49      (0.50)      (0.31)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.23)      (0.13)       (0.08)      (0.08)          -
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -           -
                         Total Dividends and Distributions       (0.35)      (0.32)      (0.13)       (0.08)      (0.08)          -
Net Asset Value, End of Period                                  $ 12.96     $ 12.22     $ 11.46      $ 10.52      $ 9.11      $ 9.69

Total Return..............................................     9.05%(d)       9.55%      10.24%       16.52%     (5.22)%  (3.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $61,021     $33,721     $12,657       $4,106      $1,917         $10
     Ratio of Expenses to Average Net Assets(e)........... 0.69%(    f)       0.69%       0.69%        0.69%       0.69%    0.69%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.26%(f)       1.82%       0.95%        0.75%       1.76%    2.14%(f)
     Portfolio Turnover Rate..............................      3.6%(f)        5.5%       27.0%        41.1%       12.3%     4.0%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2020 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.18     $ 11.44     $ 10.50       $ 9.10      $ 9.68     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.21        0.06         0.03        0.01        0.13
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.86        0.85        0.99         1.44      (0.53)      (0.45)
                          Total From Investment Operations         1.06        1.06        1.05         1.47      (0.52)      (0.32)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.23)      (0.11)       (0.07)      (0.06)          -
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -           -
                         Total Dividends and Distributions       (0.32)      (0.32)      (0.11)       (0.07)      (0.06)          -
Net Asset Value, End of Period                                  $ 12.92     $ 12.18     $ 11.44      $ 10.50      $ 9.10      $ 9.68

Total Return..............................................     8.88%(d)       9.37%      10.06%       16.22%     (5.40)%  (3.20)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $56,511     $35,959     $12,193       $1,986         $69          $9
     Ratio of Expenses to Average Net Assets(e)...........     0.87%(f)       0.87%       0.87%        0.87%       0.87%    0.87%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.11%(f)       1.77%       0.51%        0.29%       1.76%    1.94%(f)
     Portfolio Turnover Rate..............................      3.6%(f)        5.5%       27.0%        41.1%       12.3%     4.0%(f)


                                                                2006(a) 2005
PRINCIPAL LIFETIME 2020 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.23     $ 11.51
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.17        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.90        0.92
                          Total From Investment Operations         1.07        1.04
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.23)
     Distributions from Realized Gains....................       (0.10)      (0.09)
                         Total Dividends and Distributions       (0.31)      (0.32)
Net Asset Value, End of Period                                  $ 12.99     $ 12.23
Total Return..............................................     8.87%(d)       9.12%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,603      $2,799
     Ratio of Expenses to Average Net Assets(e)...........     1.00%(f)       1.00%
     Ratio of Net Investment Income to Average Net Assets.     2.73%(f)       1.03%
     Portfolio Turnover Rate..............................      3.6%(f)        5.5%


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2020 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 11.48     $ 10.53       $ 9.11      $ 9.69     $ 10.02
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.24        0.11         0.03        0.09        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.86        0.84        0.95         1.43      (0.63)      (0.36)
                          Total From Investment Operations         1.08        1.08        1.06         1.46      (0.54)      (0.33)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.23)      (0.11)       (0.04)      (0.04)          -
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -           -
                         Total Dividends and Distributions       (0.34)      (0.32)      (0.11)       (0.04)      (0.04)          -
Net Asset Value, End of Period                                  $ 12.98     $ 12.24     $ 11.48      $ 10.53      $ 9.11      $ 9.69

Total Return(i)...........................................     9.00%(d)       9.52%      10.10%       16.09%     (5.56)%  (3.29)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $276,472    $187,253     $97,035      $45,114      $8,645      $1,153
     Ratio of Expenses to Average Net Assets(e)...........     0.69%(f)       0.73%       0.78%        1.01%       1.05%    1.05%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(j).     0.69%(f)          -%       0.78%        1.01%          -%       -%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.44%(f)       2.02%       1.01%        0.31%       1.46%    1.93%(f)
     Portfolio Turnover Rate..............................      3.6%(f)        5.5%       27.0%        41.1%       12.3%     4.0%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.32     $ 11.49     $ 10.55       $ 9.14      $ 9.72     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.25        0.31        0.18         0.12        0.19        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.88        0.85        0.95         1.42      (0.63)      (0.32)
                          Total From Investment Operations         1.13        1.16        1.13         1.54      (0.44)      (0.28)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.32)      (0.24)      (0.19)       (0.13)      (0.14)          -
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -           -
                         Total Dividends and Distributions       (0.42)      (0.33)      (0.19)       (0.13)      (0.14)          -
Net Asset Value, End of Period                                  $ 13.03     $ 12.32     $ 11.49      $ 10.55      $ 9.14      $ 9.72

Total Return..............................................     9.35%(d)      10.20%      10.85%       17.14%     (4.67)%  (2.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $951,428    $668,863    $322,168     $145,767     $42,265      $2,820
     Ratio of Expenses to Average Net Assets(e)...........     0.12%(f)       0.12%       0.12%        0.12%       0.12%    0.12%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.02%(f)       2.59%       1.63%        1.25%       2.34%    2.81%(f)
     Portfolio Turnover Rate..............................      3.6%(f)        5.5%       27.0%        41.1%       12.3%     4.0%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2020 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.27     $ 11.47     $ 10.53       $ 9.13      $ 9.71     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.26        0.16         0.09      (0.02)        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.87        0.87        0.94         1.42      (0.45)      (0.45)
                          Total From Investment Operations         1.11        1.13        1.10         1.51      (0.47)      (0.29)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.24)      (0.16)       (0.11)      (0.11)          -
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -           -
                         Total Dividends and Distributions       (0.39)      (0.33)      (0.16)       (0.11)      (0.11)          -
Net Asset Value, End of Period                                  $ 12.99     $ 12.27     $ 11.47      $ 10.53      $ 9.13      $ 9.71

Total Return..............................................     9.19%(d)       9.92%      10.58%       16.73%     (4.91)%  (2.90)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $62,678     $37,539      $8,498       $2,804        $721         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.38%(f)       0.38%       0.38%        0.38%       0.38%    0.38%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.80%(f)       2.15%       1.41%        0.97%       2.27%    2.44%(f)
     Portfolio Turnover Rate..............................      3.6%(f)        5.5%       27.0%        41.1%       12.3%     4.0%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2020 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 11.46     $ 10.53       $ 9.12      $ 9.70     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.23        0.19        0.06         0.10        0.24        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.87        0.92        1.02         1.41      (0.72)      (0.45)
                          Total From Investment Operations         1.10        1.11        1.08         1.51      (0.48)      (0.30)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.24)      (0.15)       (0.10)      (0.10)          -
     Distributions from Realized Gains....................       (0.10)      (0.09)          -            -           -           -
                         Total Dividends and Distributions       (0.37)      (0.33)      (0.15)       (0.10)      (0.10)          -
Net Asset Value, End of Period                                  $ 12.97     $ 12.24     $ 11.46      $ 10.53      $ 9.12      $ 9.70

Total Return..............................................     9.15%(d)       9.75%      10.35%       16.73%     (5.04)%  (3.00)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $32,625     $18,811      $1,529          $11          $9         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.50%(f)       0.50%       0.50%        0.50%       0.50%    0.50%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.69%(f)       1.48%       0.54%        1.02%       2.50%    2.31%(f)
     Portfolio Turnover Rate..............................      3.6%(f)        5.5%       27.0%        41.1%       12.3%     4.0%(f)


(a)  Six months ended April 30, 2006.

(b) Period from March 1, 2001, date operations commenced, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total  return  amounts  have not  been  annualized.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f)  Computed on an annualized  basis.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from June 15, 2001, date operations commenced, through October 31, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.


(j) Expense ratio without the Manager's voluntary or contractual expense limt. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.06     $ 11.18     $ 10.22       $ 8.74      $ 9.49     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.14        0.08         0.04          -         0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.05        1.03        0.97         1.49      (0.66)      (0.62)
                          Total From Investment Operations         1.25        1.17        1.05         1.53      (0.66)      (0.51)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.21)      (0.09)       (0.05)      (0.09)          -
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -           -
                         Total Dividends and Distributions       (0.36)      (0.29)      (0.09)       (0.05)      (0.09)          -
Net Asset Value, End of Period                                  $ 12.95     $ 12.06     $ 11.18      $ 10.22      $ 8.74      $ 9.49

Total Return..............................................    10.50%(d)      10.59%      10.33%       17.61%     (7.09)%  (5.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $50,905     $27,967      $6,081       $1,781        $646         $10
     Ratio of Expenses to Average Net Assets(e)........... 0.69%(    f)       0.69%       0.69%        0.69%       0.69%    0.69%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.19%(f)       1.21%       0.70%        0.43%       1.35%    1.65%(f)
     Portfolio Turnover Rate..............................      2.4%(f)        4.8%       30.7% 52.4%(    g)       19.9%    60.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.01     $ 11.15     $ 10.19       $ 8.73      $ 9.48     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.15        0.05       (0.01)        0.11        0.10
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.03        1.00        0.98         1.51      (0.79)      (0.62)
                          Total From Investment Operations         1.23        1.15        1.03         1.50      (0.68)      (0.52)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.21)      (0.07)       (0.04)      (0.07)          -
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -           -
                         Total Dividends and Distributions       (0.34)      (0.29)      (0.07)       (0.04)      (0.07)          -
Net Asset Value, End of Period                                  $ 12.90     $ 12.01     $ 11.15      $ 10.19      $ 8.73      $ 9.48

Total Return..............................................    10.34%(d)      10.42%      10.16%       17.20%     (7.26)%  (5.20)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $44,266     $30,522     $10,544       $2,905         $12          $9
     Ratio of Expenses to Average Net Assets(e)...........     0.87%(f)       0.87%       0.87%        0.87%       0.87%    0.87%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.23%(f)       1.29%       0.45%      (0.07)%       1.64%    1.45%(f)
     Portfolio Turnover Rate..............................      2.4%(f)        4.8%       30.7%     52.4%(g)       19.9%    60.2%(f)


                                                                2006(a) 2005
PRINCIPAL LIFETIME 2030 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.03     $ 11.19
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.14        0.04
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.08        1.08
                          Total From Investment Operations         1.22        1.12
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.20)
     Distributions from Realized Gains....................       (0.12)      (0.08)
                         Total Dividends and Distributions       (0.32)      (0.28)
Net Asset Value, End of Period                                  $ 12.93     $ 12.03
Total Return..............................................    10.27%(d)      10.19%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,265      $1,366
     Ratio of Expenses to Average Net Assets(e)...........     1.00%(f)       1.00%
     Ratio of Net Investment Income to Average Net Assets.     2.27%(f)       0.37%
     Portfolio Turnover Rate..............................      2.4%(f)        4.8%


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.06     $ 11.18     $ 10.21       $ 8.74      $ 9.50     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.19        0.08       (0.01)        0.07        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.02        0.98        0.96         1.49      (0.78)      (0.52)
                          Total From Investment Operations         1.24        1.17        1.04         1.48      (0.71)      (0.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.21)      (0.07)       (0.01)      (0.05)          -
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -           -
                         Total Dividends and Distributions       (0.35)      (0.29)      (0.07)       (0.01)      (0.05)          -
Net Asset Value, End of Period                                  $ 12.95     $ 12.06     $ 11.18      $ 10.21      $ 8.74      $ 9.50

Total Return(j)...........................................    10.40%(d)      10.57%      10.18%       16.91%     (7.52)%  (5.00)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $227,445    $157,396     $95,677      $55,252      $7,610        $839
     Ratio of Expenses to Average Net Assets(e)...........     0.74%(f)       0.79%       0.87%        1.09%       1.05%    1.05%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(k).     0.74%(f)          -%       0.87%        1.09%          -%       -%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.46%(f)       1.59%       0.75%      (0.06)%       0.96%    1.39%(f)
     Portfolio Turnover Rate..............................      2.4%(f)        4.8%       30.7%     52.4%(g)       19.9%    60.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 11.17     $ 10.21       $ 8.77      $ 9.53     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.25        0.26        0.15         0.09        0.17        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.04        0.98        0.96         1.48      (0.79)      (0.50)
                          Total From Investment Operations         1.29        1.24        1.11         1.57      (0.62)      (0.47)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.21)      (0.15)       (0.13)      (0.14)          -
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -           -
                         Total Dividends and Distributions       (0.43)      (0.29)      (0.15)       (0.13)      (0.14)          -
Net Asset Value, End of Period                                  $ 12.98     $ 12.12     $ 11.17      $ 10.21      $ 8.77      $ 9.53

Total Return..............................................    10.83%(d)      11.29%      10.98%       18.16%     (6.63)%  (4.70)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $775,492    $525,906    $282,813     $147,968     $31,841      $3,816
     Ratio of Expenses to Average Net Assets(e)...........     0.12%(f)       0.12%       0.12%        0.12%       0.12%    0.12%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.02%(f)       2.19%       1.42%        0.97%       1.91%    2.29%(f)
     Portfolio Turnover Rate..............................      2.4%(f)        4.8%       30.7%     52.4%(g)       19.9%    60.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.10     $ 11.18     $ 10.21       $ 8.75      $ 9.51     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.20        0.13         0.06        0.02        0.13
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.03        1.01        0.96         1.48      (0.66)      (0.62)
                          Total From Investment Operations         1.27        1.21        1.09         1.54      (0.64)      (0.49)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.21)      (0.12)       (0.08)      (0.12)          -
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -           -
                         Total Dividends and Distributions       (0.40)      (0.29)      (0.12)       (0.08)      (0.12)          -
Net Asset Value, End of Period                                  $ 12.97     $ 12.10     $ 11.18      $ 10.21      $ 8.75      $ 9.51

Total Return..............................................    10.64%(d)      10.98%      10.78%       17.81%     (6.89)%  (4.90)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $53,480     $28,290      $7,855       $4,020        $885         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.38%(f)       0.38%       0.38%        0.38%       0.38%    0.38%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.83%(f)       1.70%       1.19%        0.66%       1.59%    1.95%(f)
     Portfolio Turnover Rate..............................      2.4%(f)        4.8%       30.7%     52.4%(g)       19.9%    60.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2030 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.31     $ 11.38     $ 10.40       $ 8.75      $ 9.50     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.17        0.03         0.04        0.20        0.12
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.06        1.05        1.06         1.68      (0.84)      (0.62)
                          Total From Investment Operations         1.28        1.22        1.09         1.72      (0.64)      (0.50)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.21)      (0.11)       (0.07)      (0.11)          -
     Distributions from Realized Gains....................       (0.12)      (0.08)          -            -           -           -
                         Total Dividends and Distributions       (0.38)      (0.29)      (0.11)       (0.07)      (0.11)          -
Net Asset Value, End of Period                                  $ 13.21     $ 12.31     $ 11.38      $ 10.40      $ 8.75      $ 9.50

Total Return..............................................    10.56%(d)      10.86%      10.55%    19.77%(l)     (6.91)%   (5.00)(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $42,283     $23,705      $7,352          $15          $9         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.50%(f)       0.50%       0.50%        0.50%       0.50%    0.50%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.51%(f)       1.41%       0.25%        0.21%       2.09%    1.82%(f)
     Portfolio Turnover Rate..............................      2.4%(f)        4.8%       30.7%     52.4%(g)       19.9%    60.2%(f)


(a)  Six months ended April 30, 2006.

(b) Period from March 1, 2001, date operations commenced, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total  return  amounts  have not  been  annualized.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f)  Computed on an annualized basis.

(g) Portfolio turnover rate excludes approximately $22.287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from June 15, 2001, date operations commenced, through October 31, 2001.

(j)  Total return is calculated without the contingent deferred sales charge.

(k) Expense ratio without the Manager's voluntary or contractual expense limt. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. The contractual expense limit began on March 1, 2006.

(l) During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2040 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.13     $ 11.13     $ 10.18       $ 8.65      $ 9.54     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.15        0.02         0.01        0.04        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.14        1.12        1.02         1.56      (0.85)      (0.53)
                          Total From Investment Operations         1.35        1.27        1.04         1.57      (0.81)      (0.46)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.19)      (0.09)       (0.04)      (0.07)          -
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)          -
                         Total Dividends and Distributions       (0.33)      (0.27)      (0.09)       (0.04)      (0.08)          -
Net Asset Value, End of Period                                  $ 13.15     $ 12.13     $ 11.13      $ 10.18      $ 8.65      $ 9.54

Total Return..............................................    11.26%(d)      11.46%      10.25%       18.33%     (8.57)%  (4.60)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $25,275     $14,824      $8,117         $327         $49          $9
     Ratio of Expenses to Average Net Assets(e)........... 0.69%(    f)       0.69%       0.69%        0.69%       0.69%    0.69%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.36%(f)       1.28%       0.17%        0.07%       1.14%    1.02%(f)
     Portfolio Turnover Rate..............................      5.3%(f)        7.1%       40.0%        46.0%       19.6%   316.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2040 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 12.11     $ 11.13     $ 10.18       $ 8.64      $ 9.53     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.11      (0.01)       (0.01)        0.03        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.13        1.13        1.03         1.58      (0.85)      (0.52)
                          Total From Investment Operations         1.33        1.24        1.02         1.57      (0.82)      (0.47)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.18)      (0.07)       (0.03)      (0.06)          -
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)          -
                         Total Dividends and Distributions       (0.30)      (0.26)      (0.01)       (0.03)      (0.07)          -
Net Asset Value, End of Period                                  $ 13.14     $ 12.11     $ 11.13      $ 10.18      $ 8.64      $ 9.53

Total Return..............................................   11.16%(d))      11.26%      10.05%       18.25%     (8.74)%  (4.70)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $17,435     $11,022      $4,436         $405         $63          $9
     Ratio of Expenses to Average Net Assets(e)...........     0.87%(f)       0.87%       0.87%        0.87%       0.87%    0.87%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.22%(f)       0.96%     (0.11)%      (0.09)%       0.98%    0.83%(f)
     Portfolio Turnover Rate..............................      5.3%(f)        7.1%       40.0%        46.0%       19.6%   316.2%(f)


                                                                2006(a) 2005
PRINCIPAL LIFETIME 2040 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 12.13     $ 11.18
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.14        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.19        1.20
                          Total From Investment Operations         1.33        1.21
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.18)
     Distributions from Realized Gains....................       (0.11)      (0.08)
                         Total Dividends and Distributions       (0.29)      (0.26)
Net Asset Value, End of Period                                  $ 13.17     $ 12.13
Total Return..............................................    11.08%(d)      10.93%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,773        $455
     Ratio of Expenses to Average Net Assets(e)...........     1.00%(f)       1.00%
     Ratio of Net Investment Income to Average Net Assets.     2.15%(f)       0.05%
     Portfolio Turnover Rate..............................      5.3%(f)        7.1%


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2040 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 12.12     $ 11.14     $ 10.15       $ 8.66      $ 9.55      $ 9.98
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.13        0.03       (0.07)        0.04        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.13        1.11        0.97         1.56      (0.88)      (0.45)
                          Total From Investment Operations         1.34        1.24        1.00         1.49      (0.84)      (0.43)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.18)      (0.01)           -       (0.04)          -
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)          -
                         Total Dividends and Distributions       (0.30)      (0.26)      (0.01)           -       (0.05)          -
Net Asset Value, End of Period                                  $ 13.16     $ 12.12     $ 11.14      $ 10.15      $ 8.66      $ 9.55

Total Return(i)...........................................    11.16%(d)      11.25%       9.86%       17.26%     (8.89)%  (4.31)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $79,949     $50,858     $26,053      $12,332      $3,304        $344
     Ratio of Expenses to Average Net Assets(e)...........     0.77%(f)       0.87%       0.97%        1.60%       1.05%    1.05%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(j).     0.78%(f)          -%       0.97%        1.66%          -%       -%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.33%(f)       1.07%       0.29%      (0.71)%       0.45%    0.70%(f)
     Portfolio Turnover Rate..............................      5.3%(f)        7.1%       40.0%        46.0%       19.6%   316.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.24     $ 11.17     $ 10.22       $ 8.68      $ 9.58     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.25        0.21        0.12         0.07        0.16        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.14        1.13        0.98         1.56      (0.92)      (0.44)
                          Total From Investment Operations         1.39        1.34        1.10         1.63      (0.76)      (0.42)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.19)      (0.15)       (0.09)      (0.13)          -
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)          -
                         Total Dividends and Distributions       (0.40)      (0.27)      (0.15)       (0.09)      (0.14)          -
Net Asset Value, End of Period                                  $ 13.23     $ 12.24     $ 11.17      $ 10.22      $ 8.68      $ 9.58

Total Return..............................................    11.55%(d)      12.11%      10.84%       19.06%     (8.12)%  (4.20)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $372,868    $243,275    $108,127      $47,706     $15,314      $2,969
     Ratio of Expenses to Average Net Assets(e)...........     0.12%(f)       0.12%       0.12%        0.12%       0.12%    0.12%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.96%(f)       1.73%       1.07%        0.78%       1.53%    1.77%(f)
     Portfolio Turnover Rate..............................      5.3%(f)        7.1%       40.0%        46.0%       19.6%   316.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2040 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.20     $ 11.15     $ 10.21       $ 8.67      $ 9.56     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.13        0.10         0.04        0.04        0.09
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.13        1.19        0.96         1.57      (0.81)      (0.53)
                          Total From Investment Operations         1.37        1.32        1.06         1.61      (0.77)      (0.44)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.19)      (0.12)       (0.07)      (0.11)          -
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)          -
                         Total Dividends and Distributions       (0.37)      (0.27)      (0.12)       (0.07)      (0.12)          -
Net Asset Value, End of Period                                  $ 13.20     $ 12.20     $ 11.15      $ 10.21      $ 8.67      $ 9.56

Total Return..............................................    11.38%(d)      11.93%      10.46%       18.76%     (8.26)%  (4.40)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $18,585     $11,799      $1,642         $927        $197         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.38%(f)       0.38%       0.38%        0.38%       0.38%    0.38%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.73%(f)       1.09%       0.94%        0.39%       1.16%    1.33%(f)
     Portfolio Turnover Rate..............................      5.3%(f)        7.1%       40.0%        46.0%       19.6%   316.2%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2040 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 12.15     $ 11.13     $ 10.19       $ 8.65      $ 9.55     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.23        0.07        0.02         0.05        0.16        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.12        1.22        1.03         1.55      (0.95)      (0.53)
                          Total From Investment Operations         1.35        1.29        1.05         1.60      (0.79)      (0.45)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.19)      (0.11)       (0.06)      (0.10)          -
     Distributions from Realized Gains....................       (0.11)      (0.08)          -            -       (0.01)          -
                         Total Dividends and Distributions       (0.35)      (0.27)      (0.11)       (0.06)      (0.11)          -
Net Asset Value, End of Period                                  $ 13.15     $ 12.15     $ 11.13      $ 10.19      $ 8.65      $ 9.55

Total Return..............................................    11.29%(d)      11.67%      10.35%       18.66%     (8.49)%  (4.50)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,004      $5,549        $256          $10          $9         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.50%(f)       0.50%       0.50%        0.50%       0.50%    0.50%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.64%(f)       0.53%       0.15%        0.56%       1.67%    1.20%(f)
     Portfolio Turnover Rate..............................      5.3%(f)        7.1%       40.0%        46.0%       19.6%   316.2%(f)


(a)  Six months ended April 30, 2006.

(b) Period from March 1, 2001, date operations commenced, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total  return  amounts  have not  been  annualized.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f)  Computed on an annualized basis.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from June 15, 2001, date operations commenced, through October 31, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary or contractual expense limt. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2050 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.71     $ 10.64      $ 9.71       $ 8.13      $ 9.20     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.08        0.01       (0.01)        0.10        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        1.22        0.97         1.61      (1.09)      (0.83)
                          Total From Investment Operations         1.43        1.30        0.98         1.60      (0.99)      (0.80)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.16)      (0.05)       (0.02)      (0.08)          -
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.32)      (0.23)      (0.05)       (0.02)      (0.08)          -
Net Asset Value, End of Period                                  $ 12.82     $ 11.71     $ 10.64       $ 9.71      $ 8.13      $ 9.20

Total Return..............................................    12.38%(d)      12.37%      10.17%       19.75%    (10.88)%  (8.00)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $8,302      $4,371      $1,508          $92          $8          $9
     Ratio of Expenses to Average Net Assets(e)........... 0.69%(    f)       0.69%       0.69%        0.69%       0.69%    0.69%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.21%(f)       0.67%       0.12%      (0.06)%       1.11%    0.51%(f)
     Portfolio Turnover Rate..............................      5.8%(f)        7.5%       44.9%        45.7%       25.4%    59.0%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2050 FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.68     $ 10.63      $ 9.70       $ 8.12      $ 9.19     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.08      (0.06)       (0.04)        0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        1.20        1.03         1.63      (1.06)      (0.83)
                          Total From Investment Operations         1.42        1.28        0.97         1.59      (1.00)      (0.81)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.16)      (0.04)       (0.01)      (0.07)          -
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.30)      (0.23)      (0.04)       (0.01)      (0.07)          -
Net Asset Value, End of Period                                  $ 12.80     $ 11.68     $ 10.63       $ 9.70      $ 8.12      $ 9.19

Total Return..............................................    12.28%(d)      12.18%       9.99%       19.55%    (11.05)%  (8.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,329      $5,998      $3,539         $113         $15          $9
     Ratio of Expenses to Average Net Assets(e)...........     0.87%(f)       0.87%       0.87%        0.87%       0.87%    0.87%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.44%(f)       0.73%     (0.53)%      (0.37)%       0.70%    0.32%(f)
     Portfolio Turnover Rate..............................      5.8%(f)        7.5%       44.9%        45.7%       25.4%    59.0%(f)


                                                                2006(a) 2005
PRINCIPAL LIFETIME 2050 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.70     $ 10.68
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.08      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.33        1.29
                          Total From Investment Operations         1.41        1.25
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.17)      (0.16)
     Distributions from Realized Gains....................       (0.11)      (0.07)
                         Total Dividends and Distributions       (0.28)      (0.23)
Net Asset Value, End of Period                                  $ 12.83     $ 11.70
Total Return..............................................    12.21%(d)      11.82%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $929        $173
     Ratio of Expenses to Average Net Assets(e)...........     1.00%(f)       1.00%
     Ratio of Net Investment Income to Average Net Assets.     1.23%(f)     (0.32)%
     Portfolio Turnover Rate..............................      5.8%(f)        7.5%


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2050 FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.55     $ 10.55      $ 9.67       $ 8.15      $ 9.20      $ 9.97
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.03      (0.08)       (0.08)        0.04          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        1.20        0.96         1.60      (1.04)      (0.77)
                          Total From Investment Operations         1.41        1.23        0.88         1.52      (1.00)      (0.77)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.16)      (0.16)          -            -       (0.05)          -
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.27)      (0.23)          -            -       (0.05)          -
Net Asset Value, End of Period                                  $ 12.69     $ 11.55     $ 10.55       $ 9.67      $ 8.15      $ 9.20

Total Return(i)...........................................    12.30%(d)      11.72%       9.10%       18.67%    (10.98)%  (7.72)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $15,166      $9,276      $3,887       $1,636        $776        $273
     Ratio of Expenses to Average Net Assets(e)...........     0.89%(f)       1.21%       1.68%        1.70%       1.05%    1.05%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(j).     0.98%(f)       1.21%       1.73%        4.30%          -%       -%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.36%(f)       0.27%     (0.74)%      (0.97)%       0.35%    0.20%(f)
     Portfolio Turnover Rate..............................      5.8%(f)        7.5%       44.9%        45.7%       25.4%    59.0%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 11.80     $ 10.66      $ 9.73       $ 8.14      $ 9.22     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.25        0.16        0.09         0.04        0.15        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.22        1.22        0.95         1.62      (1.09)      (0.80)
                          Total From Investment Operations         1.47        1.38        1.04         1.66      (0.94)      (0.78)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.28)      (0.17)      (0.11)       (0.07)      (0.14)          -
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.39)      (0.24)      (0.11)       (0.07)      (0.14)          -
Net Asset Value, End of Period                                  $ 12.88     $ 11.80     $ 10.66       $ 9.73      $ 8.14      $ 9.22

Total Return..............................................    12.66%(d)      13.07%      10.77%       20.54%    (10.45)%  (7.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $213,188    $130,966     $58,284      $30,633      $6,045      $2,265
     Ratio of Expenses to Average Net Assets(e)...........     0.12%(f)       0.12%       0.12%        0.12%       0.12%    0.12%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.03%(f)       1.39%       0.90%        0.43%       1.19%    1.09%(f)
     Portfolio Turnover Rate..............................      5.8%(f)        7.5%       44.9%        45.7%       25.4%    59.0%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2050 FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.76     $ 10.66      $ 9.73       $ 8.14      $ 9.22     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.23        0.13        0.09           -         0.08        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.23        1.21        0.93         1.64      (1.05)      (0.83)
                          Total From Investment Operations         1.46        1.34        1.02         1.64      (0.97)      (0.78)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.17)      (0.09)       (0.05)      (0.11)          -
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.36)      (0.24)      (0.09)       (0.05)      (0.11)          -
Net Asset Value, End of Period                                  $ 12.86     $ 11.76     $ 10.66       $ 9.73      $ 8.14      $ 9.22

Total Return..............................................    12.58%(d)      12.67%      10.49%       20.22%    (10.69)%  (7.80)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,121      $3,731        $931         $810         $33          $9
     Ratio of Expenses to Average Net Assets(e)...........     0.38%(f)       0.38%       0.38%        0.38%       0.38%    0.38%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.79%(f)       1.14%       0.83%      (0.02)%       1.12%    0.82%(f)
     Portfolio Turnover Rate..............................      5.8%(f)        7.5%       44.9%        45.7%       25.4%    59.0%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME 2050 FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.74     $ 10.65      $ 9.72       $ 8.13      $ 9.21     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.23        0.02        0.01         0.02        0.12        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.21        1.31        0.99         1.61      (1.10)      (0.84)
                          Total From Investment Operations         1.44        1.33        1.00         1.63      (0.98)      (0.79)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.17)      (0.07)       (0.04)      (0.10)          -
     Distributions from Realized Gains....................       (0.11)      (0.07)          -            -           -           -
                         Total Dividends and Distributions       (0.34)      (0.24)      (0.07)       (0.04)      (0.10)          -
Net Asset Value, End of Period                                  $ 12.84     $ 11.74     $ 10.65       $ 9.72      $ 8.13      $ 9.21

Total Return..............................................    12.47%(d)      12.57%      10.37%       20.10%    (10.81)%  (7.90)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,143      $1,675        $112          $10          $8          $9
     Ratio of Expenses to Average Net Assets(e)...........     0.50%(f)       0.50%       0.50%        0.50%       0.50%    0.50%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.66%(f)       0.15%       0.09%        0.28%       1.30%    0.69%(f)
     Portfolio Turnover Rate..............................      5.8%(f)        7.5%       44.9%        45.7%       25.4%    59.0%(f)


(a)  Six months ended April 30, 2006.

(b) Period from March 1, 2001, date operations commenced, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total  return  amounts  have not  been  annualized.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f)  Computed on an annualized  basis.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from June 15, 2001, date operations commenced, through October 31, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 11.92     $ 11.68     $ 10.73       $ 9.68      $ 9.99     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.30        0.15         0.12      (0.04)        0.21
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.31        0.31        0.94         1.02      (0.15)      (0.22)
                          Total From Investment Operations         0.52        0.61        1.09         1.14      (0.19)      (0.01)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.27)      (0.24)      (0.14)       (0.08)      (0.12)          -
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -           -
                         Total Dividends and Distributions       (0.39)      (0.37)      (0.14)       (0.09)      (0.12)          -
Net Asset Value, End of Period                                  $ 12.05     $ 11.92     $ 11.68      $ 10.73      $ 9.68      $ 9.99

Total Return..............................................     4.43%(d)       5.24%      10.24%       11.81%     (1.93)%  (0.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $14,241     $11,688      $2,352       $1,068        $767         $10
     Ratio of Expenses to Average Net Assets(e)........... 0.69%(    f)       0.69%       0.69%        0.69%       0.69%    0.69%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.61%(f)       2.43%       1.33%        1.04%       2.28%    3.11%(f)
     Portfolio Turnover Rate..............................     74.6%(f)       43.8%       34.1%        43.9%       46.2%   103.3%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 11.90     $ 11.69     $ 10.72       $ 9.67      $ 9.98     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.17        0.28        0.09         0.06        0.16        0.20
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.36        0.30        1.00         1.06      (0.37)      (0.22)
                          Total From Investment Operations         0.53        0.58        1.09         1.12      (0.21)      (0.02)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.25)      (0.24)      (0.12)       (0.06)      (0.10)          -
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -           -
                         Total Dividends and Distributions       (0.37)      (0.37)      (0.12)       (0.07)      (0.10)          -
Net Asset Value, End of Period                                  $ 12.06     $ 11.90     $ 11.69      $ 10.72      $ 9.67      $ 9.98

Total Return..............................................     4.50%(d)       4.96%      10.23%       11.63%     (2.11)%  (0.20)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $20,583      $7,959      $1,686         $242         $15         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.87%(f)       0.87%       0.87%        0.87%       0.87%    0.87%(f)
     Ratio of Net Investment Income to Average Net Assets.     2.86%(f)       2.30%       0.82%        0.56%       2.55%    2.91%(f)
     Portfolio Turnover Rate..............................     74.6%(f)       43.8%       34.1%        43.9%       46.2%   103.3%(f)


                                                                2006(a) 2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 11.94     $ 11.75
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.20        0.26
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.30        0.29
                          Total From Investment Operations         0.50        0.55
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.23)
     Distributions from Realized Gains....................       (0.12)      (0.13)
                         Total Dividends and Distributions       (0.35)      (0.36)
Net Asset Value, End of Period                                  $ 12.09     $ 11.94
Total Return..............................................     4.25%(d)       4.75%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,670        $276
     Ratio of Expenses to Average Net Assets(e)...........     1.00%(f)       1.00%
     Ratio of Net Investment Income to Average Net Assets.     3.32%(f)       2.22%
     Portfolio Turnover Rate..............................     74.6%(f)       43.8%


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 11.93     $ 11.70     $ 10.72       $ 9.68      $ 9.99     $ 10.07
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.34        0.13         0.02        0.10        0.11
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.30        0.26        0.94         1.06      (0.33)      (0.19)
                          Total From Investment Operations         0.51        0.60        1.07         1.08      (0.23)      (0.08)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.26)      (0.24)      (0.09)       (0.03)      (0.08)          -
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -           -
                         Total Dividends and Distributions       (0.38)      (0.37)      (0.09)       (0.04)      (0.08)          -
Net Asset Value, End of Period                                  $ 12.06     $ 11.93     $ 11.70      $ 10.72      $ 9.68      $ 9.99

Total Return(i)...........................................     4.36%(d)       5.13%      10.04%       11.15%     (2.29)%  (0.79)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $73,020     $57,536     $24,991       $8,325        $754        $104
     Ratio of Expenses to Average Net Assets(e)...........     0.72%(f)       0.77%       0.86%        1.30%       1.04%    1.04%(f)
     Ratio of Gross Expenses to Average Net Assets(e),(j).     0.72%(f)          -%       0.86%        1.94%          -%       -%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.49%(f)       2.80%       1.12%        0.20%       1.84%    2.87%(f)
     Portfolio Turnover Rate..............................     74.6%(f)       43.8%       34.1%        43.9%       46.2%   103.3%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 12.03     $ 11.73     $ 10.77       $ 9.72     $ 10.03     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.41        0.22         0.16        0.19        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.32        0.26        0.94         1.04      (0.32)      (0.05)
                          Total From Investment Operations         0.56        0.67        1.16         1.20      (0.13)        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.34)      (0.24)      (0.20)       (0.14)      (0.18)          -
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -           -
                         Total Dividends and Distributions       (0.46)      (0.37)      (0.20)       (0.15)      (0.18)          -
Net Asset Value, End of Period                                  $ 12.13     $ 12.03     $ 11.73      $ 10.77      $ 9.72     $ 10.03
Total Return..............................................     4.72%(d)       5.79%      10.92%       12.41%     (1.36)%    0.30%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $216,283    $182,132    $109,104      $51,310     $16,909      $1,623
     Ratio of Expenses to Average Net Assets(e)...........     0.12%(f)       0.12%       0.12%        0.12%       0.12%    0.12%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.07%(f)       3.44%       1.95%        1.50%       2.97%    3.44%(f)
     Portfolio Turnover Rate..............................     74.6%(f)       43.8%       34.1%        43.9%       46.2%   103.3%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 12.00     $ 11.72     $ 10.76       $ 9.70     $ 10.01     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.23        0.36        0.19         0.12      (0.03)        0.23
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.31        0.29        0.94         1.06      (0.13)      (0.22)
                          Total From Investment Operations         0.54        0.65        1.13         1.18      (0.16)        0.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.31)      (0.24)      (0.17)       (0.11)      (0.15)          -
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -           -
                         Total Dividends and Distributions       (0.43)      (0.37)      (0.17)       (0.12)      (0.15)          -
Net Asset Value, End of Period                                  $ 12.11     $ 12.00     $ 11.72      $ 10.76      $ 9.70     $ 10.01
Total Return..............................................     4.55%(d)       5.60%      10.64%       12.25%     (1.63)%    0.10%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $16,146      $8,703      $2,312       $1,170        $148         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.38%(f)       0.38%       0.38%        0.38%       0.38%    0.38%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.78%(f)       3.01%       1.69%        1.07%       3.11%    3.42%(f)
     Portfolio Turnover Rate..............................     74.6%(f)       43.8%       34.1%        43.9%       46.2%   103.3%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 11.95     $ 11.69     $ 10.74       $ 9.69     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.34        0.13         0.14        0.30        0.22
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.31        0.29        0.98         1.02      (0.47)      (0.22)
                          Total From Investment Operations         0.53        0.63        1.11         1.16      (0.17)          -
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.29)      (0.24)      (0.16)       (0.10)      (0.14)          -
     Distributions from Realized Gains....................       (0.12)      (0.13)          -        (0.01)          -           -
                         Total Dividends and Distributions       (0.41)      (0.37)      (0.16)       (0.11)      (0.14)          -
Net Asset Value, End of Period                                  $ 12.07     $ 11.95     $ 11.69      $ 10.74      $ 9.69     $ 10.00
Total Return..............................................     4.52%(d)       5.43%      10.44%       12.02%     (1.75)%    0.00%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $3,680      $1,861        $479          $11         $10         $10
     Ratio of Expenses to Average Net Assets(e)...........     0.50%(f)       0.50%       0.50%        0.50%       0.50%    0.50%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.64%(f)       2.84%       1.11%        1.27%       3.03%    3.28%(f)
     Portfolio Turnover Rate..............................     74.6%(f)       43.8%       34.1%        43.9%       46.2%   103.3%(f)



(a)  Six months ended April 30, 2006.

(b) Period from March 1, 2001, date operations commenced, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total  return  amounts  have not  been  annualized.

(e) Does not include expenses of the investment companies in which the Fund invests.

(f)  Computed on an annualized  basis.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from June 15, 2001, date operations commenced, through October 31, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary or contractual expense limt. The voluntary expense limit began on November 1, 2002 and ceased on March 1, 2004. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
REAL ESTATE SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 20.23     $ 18.30     $ 14.46      $ 11.09     $ 10.41     $ 10.16
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.31        0.29         0.43        0.23        0.39
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.74        3.16        4.00         3.22        0.79      (0.05)
                          Total From Investment Operations         3.78        3.47        4.29         3.65        1.02        0.34
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.12)      (0.49)      (0.31)       (0.28)      (0.34)      (0.09)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -           -
                         Total Dividends and Distributions       (0.74)      (1.54)      (0.45)       (0.28)      (0.34)      (0.09)
Net Asset Value, End of Period                                  $ 23.27     $ 20.23     $ 18.30      $ 14.46     $ 11.09     $ 10.41
Total Return..............................................    19.17%(d)      19.77%      30.40%       33.61%       9.94%    3.95%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $42,393     $32,336     $24,621       $7,552      $3,825      $1,302
     Ratio of Expenses to Average Net Assets.............. 1.41%(    e)       1.42%       1.42%        1.42%       1.42%    1.42%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.42%(   f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.40%(e)       1.64%       1.83%        3.41%       3.35%    4.33%(e)
     Portfolio Turnover Rate..............................     39.4%(e) 26.7%(   g)       67.9%        35.4%       46.3%    77.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
REAL ESTATE SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 20.05     $ 18.15     $ 14.34      $ 11.00     $ 10.40     $ 10.16
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.28        0.28         0.42        0.48        0.37
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.70        3.13        3.95         3.18        0.44      (0.04)
                          Total From Investment Operations         3.72        3.41        4.23         3.60        0.92        0.33
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.46)      (0.28)       (0.26)      (0.32)      (0.09)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -           -
                         Total Dividends and Distributions       (0.73)      (1.51)      (0.42)       (0.26)      (0.32)      (0.09)
Net Asset Value, End of Period                                  $ 23.04     $ 20.05     $ 18.15      $ 14.34     $ 11.00     $ 10.40
Total Return..............................................    19.03%(d)      19.60%      30.21%       33.38%       8.96%    3.85%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,618     $18,934     $12,660       $4,603      $1,001      $1,339
     Ratio of Expenses to Average Net Assets..............     1.59%(e)       1.60%       1.60%        1.60%       1.60%    1.60%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.60%(f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.20%(e)       1.46%       1.78%        3.28%       3.17%    4.16%(e)
     Portfolio Turnover Rate..............................     39.4%(e)    26.7%(g)       67.9%        35.4%       46.3%    77.5%(e)


                                                                2006(a) 2005
REAL ESTATE SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 20.39     $ 18.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............       (0.01)        0.33
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.78        2.91
                          Total From Investment Operations         3.77        3.24
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.10)      (0.44)
     Distributions from Realized Gains....................       (0.62)      (1.05)
                         Total Dividends and Distributions       (0.72)      (1.49)
Net Asset Value, End of Period                                  $ 23.44     $ 20.39
Total Return..............................................    18.97%(d)      18.13%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,747        $406
     Ratio of Expenses to Average Net Assets..............     1.72%(e)       1.73%
     Ratio of Net Investment Income to Average Net Assets.   (0.07)%(e)       1.66%
     Portfolio Turnover Rate..............................     39.4%(e)    26.7%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
REAL ESTATE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 20.19     $ 18.28     $ 14.42      $ 11.07     $ 10.45     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.28        0.28         0.37        0.30        0.13
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.72        3.14        3.97         3.22        0.62        0.32
                          Total From Investment Operations         3.76        3.42        4.25         3.59        0.92        0.45
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.11)      (0.46)      (0.25)       (0.24)      (0.30)          -
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -           -
                         Total Dividends and Distributions       (0.73)      (1.51)      (0.39)       (0.24)      (0.30)          -
Net Asset Value, End of Period                                  $ 23.22     $ 20.19     $ 18.28      $ 14.42     $ 11.07     $ 10.45
Total Return(j)...........................................    19.09%(d)      19.47%      30.09%       32.98%       8.88%    3.67%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $185,368    $147,059     $95,696      $51,874     $20,110      $2,108
     Ratio of Expenses to Average Net Assets..............     1.56%(e)       1.63%       1.68%        1.90%       1.80%    1.76%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....        -%(e)          -%    1.68%(f)     1.95%(f)          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.34%(e)       1.42%       1.72%        2.95%       2.83%    4.01%(e)
     Portfolio Turnover Rate..............................     39.4%(e)    26.7%(g)       67.9%        35.4%       46.3%    77.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 20.41     $ 18.44     $ 14.56      $ 11.17     $ 10.50     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.12        0.42        0.41         0.54        0.45        0.35
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.76        3.18        4.01         3.20        0.63        0.15
                          Total From Investment Operations         3.88        3.60        4.42         3.74        1.08        0.50
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.15)      (0.58)      (0.40)       (0.35)      (0.41)          -
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -           -
                         Total Dividends and Distributions       (0.77)      (1.63)      (0.54)       (0.35)      (0.41)          -
Net Asset Value, End of Period                                  $ 23.52     $ 20.41     $ 18.44      $ 14.56     $ 11.17     $ 10.50
Total Return..............................................    19.52%(d)      20.41%      31.21%       34.31%      10.38%    4.17%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $547,246    $405,696    $253,838      $97,960         $11         $11
     Ratio of Expenses to Average Net Assets..............     0.84%(e)       0.85%       0.85%        0.85%       0.85%    0.85%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.85%(f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     1.05%(e)       2.19%       2.53%        4.08%       3.91%    4.91%(e)
     Portfolio Turnover Rate..............................     39.4%(e)    26.7%(g)       67.9%        35.4%       46.3%    77.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
REAL ESTATE SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 20.13     $ 18.21     $ 14.39      $ 11.03     $ 10.43     $ 10.16
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.37        0.36         0.46        0.23        0.53
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.73        3.14        3.96         3.21        0.75      (0.17)
                          Total From Investment Operations         3.81        3.51        4.32         3.67        0.98        0.36
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.14)      (0.54)      (0.36)       (0.31)      (0.38)      (0.09)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -           -
                         Total Dividends and Distributions       (0.76)      (1.59)      (0.50)       (0.31)      (0.38)      (0.09)
Net Asset Value, End of Period                                  $ 23.18     $ 20.13     $ 18.21      $ 14.39     $ 11.03     $ 10.43
Total Return..............................................    19.41%(d)      20.13%      30.82%       34.12%       9.47%    4.15%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $78,674     $54,932     $30,865      $19,221      $5,375      $1,307
     Ratio of Expenses to Average Net Assets..............     1.10%(e)       1.11%       1.10%        1.11%       1.11%    1.11%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.11%(f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.75%(e)       1.95%       2.28%        3.69%       3.42%    4.79%(e)
     Portfolio Turnover Rate..............................     39.4%(e)    26.7%(g)       67.9%        35.4%       46.3%    77.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
REAL ESTATE SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 20.13     $ 18.21     $ 14.38      $ 11.04     $ 10.43     $ 10.16
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.35        0.33         0.41        0.60        0.40
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         3.70        3.14        3.98         3.23        0.37      (0.04)
                          Total From Investment Operations         3.78        3.49        4.31         3.64        0.97        0.36
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.52)      (0.34)       (0.30)      (0.36)      (0.09)
     Distributions from Realized Gains....................       (0.62)      (1.05)      (0.14)           -           -           -
                         Total Dividends and Distributions       (0.75)      (1.57)      (0.48)       (0.30)      (0.36)      (0.09)
Net Asset Value, End of Period                                  $ 23.16     $ 20.13     $ 18.21      $ 14.38     $ 11.04     $ 10.43
Total Return..............................................    19.27%(d)      20.01%      30.75%       33.74%       9.44%    4.15%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $10,857      $7,336      $1,395         $264        $850      $1,304
     Ratio of Expenses to Average Net Assets..............     1.22%(e)       1.23%       1.23%        1.23%       1.22%    1.23%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.23%(f)           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.74%(e)       1.84%       2.05%        3.53%       3.55%    4.52%(e)
     Portfolio Turnover Rate..............................     39.4%(e)    26.7%(g)       67.9%        35.4%       46.3%    77.5%(e)


(a) Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred and unrealized gain of $.15 per share from November 30, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized gain of $.06 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated without the contingent deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SHORT-TERM BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 10.02     $ 10.28     $ 10.39      $ 10.40     $ 10.53     $ 10.03
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.29        0.24         0.29        0.53        0.51
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.05)      (0.23)      (0.05)         0.02      (0.15)        0.49
                          Total From Investment Operations         0.13        0.06        0.19         0.31        0.38        1.00
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.32)      (0.26)       (0.32)      (0.40)      (0.50)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)          -
                         Total Dividends and Distributions       (0.21)      (0.32)      (0.30)       (0.32)      (0.51)      (0.50)
Net Asset Value, End of Period                                   $ 9.94     $ 10.02     $ 10.28      $ 10.39     $ 10.40     $ 10.53
Total Return..............................................     1.31%(d)       0.58%       1.87%        3.02%       3.91%    9.96%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,053      $1,950        $959         $809        $446      $2,631
     Ratio of Expenses to Average Net Assets.............. 1.25%(    e)       1.11%       0.97%        0.97%       0.97%    0.97%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.97%(e)       0.97%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.68%(e)       2.87%       2.29%        2.89%       4.17%    5.28%(e)
     Portfolio Turnover Rate..............................     62.0%(e) 110.8%(  g)       61.5%        72.3%      105.8%    68.4%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SHORT-TERM BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.94     $ 10.20     $ 10.36      $ 10.38     $ 10.51     $ 10.03
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.17        0.27        0.23         0.28        1.89        0.49
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.05)      (0.23)      (0.10)           -       (1.52)        0.47
                          Total From Investment Operations         0.12        0.04        0.13         0.28        0.37        0.96
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.30)      (0.25)       (0.30)      (0.39)      (0.48)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)          -
                         Total Dividends and Distributions       (0.20)      (0.30)      (0.29)       (0.30)      (0.50)      (0.48)
Net Asset Value, End of Period                                   $ 9.86      $ 9.94     $ 10.20      $ 10.36     $ 10.38     $ 10.51
Total Return..............................................     1.23%(d)       0.41%       1.20%        2.75%       3.72%    9.61%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $78        $131         $89         $292         $40      $2,631
     Ratio of Expenses to Average Net Assets..............     1.43%(e)       1.29%       1.15%        1.15%       1.15%    1.15%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.15%(e)       1.15%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.50%(e)       2.67%       2.18%        2.60%       4.07%    5.11%(e)
     Portfolio Turnover Rate..............................     62.0%(e)   110.8%(g)       61.5%        72.3%      105.8%    68.4%(e)


                                                                2006(a) 2005
SHORT-TERM BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.96     $ 10.22
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............         0.17        0.25
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.05)      (0.22)
                          Total From Investment Operations         0.12        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.29)
                         Total Dividends and Distributions       (0.20)      (0.29)
Net Asset Value, End of Period                                   $ 9.88      $ 9.96
Total Return..............................................     1.16%(d)       0.28%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $48         $10
     Ratio of Expenses to Average Net Assets..............     1.56%(e)       1.43%
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.28%(e)       1.28%
     Ratio of Net Investment Income to Average Net Assets.     3.38%(e)       2.48%
     Portfolio Turnover Rate..............................     62.0%(e)   110.8%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
SHORT-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.98     $ 10.24     $ 10.38      $ 10.39     $ 10.54     $ 10.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.18        0.27        0.22         0.25        0.37        0.32
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.06)      (0.23)      (0.09)         0.02      (0.04)        0.30
                          Total From Investment Operations         0.12        0.04        0.13         0.27        0.33        0.62
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.30)      (0.23)       (0.28)      (0.37)      (0.33)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)          -
                         Total Dividends and Distributions       (0.20)      (0.30)      (0.27)       (0.28)      (0.48)      (0.33)
Net Asset Value, End of Period                                   $ 9.90      $ 9.98     $ 10.24      $ 10.38     $ 10.39     $ 10.54
Total Return(j)...........................................     1.24%(d)       0.39%       1.27%        2.64%       3.33%    6.02%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $48,216     $45,825     $45,294      $35,847     $12,108        $996
     Ratio of Expenses to Average Net Assets..............     1.37%(e)       1.27%       1.18%        1.33%       1.35%    1.31%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     1.09%(e)       1.15%          -%           -%          -%       -%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....     1.37%(e)       1.27%       1.18%        1.33%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.56%(e)       2.65%       2.15%        2.46%       3.56%    4.75%(e)
     Portfolio Turnover Rate..............................     62.0%(e)   110.8%(g)       61.5%        72.3%      105.8%    68.4%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
SHORT-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.23     $ 10.38      $ 10.39     $ 10.54     $ 10.25
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.35        0.30         0.39        0.47        0.38
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.05)      (0.23)      (0.09)       (0.02)      (0.04)        0.30
                          Total From Investment Operations         0.16        0.12        0.21         0.37        0.43        0.68
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.24)      (0.38)      (0.32)       (0.38)      (0.47)      (0.39)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)          -
                         Total Dividends and Distributions       (0.24)      (0.38)      (0.36)       (0.38)      (0.58)      (0.39)
Net Asset Value, End of Period                                   $ 9.89      $ 9.97     $ 10.23      $ 10.38     $ 10.39     $ 10.54
Total Return..............................................     1.61%(d)       1.16%       2.06%        3.62%       4.29%    6.67%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $38,456     $12,276         $10          $10      $9,450      $1,214
     Ratio of Expenses to Average Net Assets..............     0.68%(e)       0.53%       0.40%        0.40%       0.40%    0.40%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.40%(e)       0.40%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     4.29%(e)       3.57%       2.92%        3.73%       4.54%    5.59%(e)
     Portfolio Turnover Rate..............................     62.0%(e)   110.8%(g)       61.5%        72.3%      105.8%    68.4%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SHORT-TERM BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.96     $ 10.22     $ 10.37      $ 10.39     $ 10.53     $ 10.03
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.32        0.28         0.33        0.47        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.06)      (0.23)      (0.09)           -       (0.06)        0.50
                          Total From Investment Operations         0.14        0.09        0.19         0.33        0.41        1.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.35)      (0.30)       (0.35)      (0.44)      (0.52)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)          -
                         Total Dividends and Distributions       (0.23)      (0.35)      (0.34)       (0.35)      (0.55)      (0.52)
Net Asset Value, End of Period                                   $ 9.87      $ 9.96     $ 10.22      $ 10.37     $ 10.39     $ 10.53
Total Return..............................................     1.38%(d)       0.90%       1.80%        3.25%       4.13%   10.21%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,919      $6,242      $5,387       $3,352      $2,694      $2,633
     Ratio of Expenses to Average Net Assets..............     0.94%(e)       0.79%       0.66%        0.66%       0.66%    0.66%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.66%(e)       0.66%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.98%(e)       3.13%       2.67%        3.19%       4.41%    5.76%(e)
     Portfolio Turnover Rate..............................     62.0%(e)   110.8%(g)       61.5%        72.3%      105.8%    68.4%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SHORT-TERM BOND FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.89     $ 10.14     $ 10.29      $ 10.31     $ 10.53     $ 10.03
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.19        0.32        0.26         0.32        6.39        0.52
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.06)      (0.23)      (0.09)           -       (6.07)        0.49
                          Total From Investment Operations         0.13        0.09        0.17         0.32        0.32        1.01
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.22)      (0.34)      (0.28)       (0.34)      (0.43)      (0.51)
     Distributions from Realized Gains....................           -           -       (0.04)           -       (0.11)          -
                         Total Dividends and Distributions       (0.22)      (0.34)      (0.32)       (0.34)      (0.54)      (0.51)
Net Asset Value, End of Period                                   $ 9.80      $ 9.89     $ 10.14      $ 10.29     $ 10.31     $ 10.53
Total Return..............................................     1.33%(d)       0.89%       1.69%        3.15%       3.20%   10.11%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $814        $745         $11          $11         $11      $2,632
     Ratio of Expenses to Average Net Assets..............     1.06%(e)       0.94%       0.78%        0.78%       0.77%    0.78%(e)
     Ratio of Expenses to Average Net Assets (Excluding
     Reverse Repurchase Agreement Expense)(f).............     0.78%(e)       0.78%          -%           -%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     3.87%(e)       3.22%       2.54%        3.08%       4.37%    5.47%(e)
     Portfolio Turnover Rate..............................     62.0%(e)   110.8%(g)       61.5%        72.3%      105.8%    68.4%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred, and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.02 per share from November 29, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an  annualized  basis.

(f) Excludes interest expense paid on borrowings through reverse repurchase agreements. See "Operating Policies" in notes to financial statements.

(g) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.01 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 decreased on March 1, 2004 and ceased on February 28, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 15.85     $ 14.36     $ 13.26       $ 9.70     $ 10.54     $ 10.55
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -       (0.04)      (0.01)       (0.01)      (0.01)        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.73        2.38        1.14         3.57      (0.81)      (0.01)
                          Total From Investment Operations         2.73        2.34        1.13         3.56      (0.82)          -
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.01)
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)          -
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.02)      (0.01)
Net Asset Value, End of Period                                  $ 17.64     $ 15.85     $ 14.36      $ 13.26      $ 9.70     $ 10.54
Total Return..............................................    17.87%(d)      16.71%       8.53%       36.70%     (7.79)%    0.69%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $1,883        $682      $2,563       $1,777        $906      $1,320
     Ratio of Expenses to Average Net Assets.............. 1.32%(    e)       1.32%       1.32%        1.32%       1.31%    1.32%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.32%(   f)     1.32%(f)    1.32%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.01%(e)     (0.27)%     (0.09)%      (0.09)%     (0.08)%    0.14%(e)
     Portfolio Turnover Rate..............................     98.6%(e) 137.4%(  g)       98.5%       113.2%      108.8%   123.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 15.74     $ 14.29     $ 13.23       $ 9.69     $ 10.53     $ 10.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.06)      (0.04)       (0.03)      (0.85)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.72        2.36        1.13         3.57        0.03      (0.02)
                          Total From Investment Operations         2.71        2.30        1.09         3.54      (0.82)      (0.02)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -           -       (0.01)
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)          -
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.02)      (0.01)
Net Asset Value, End of Period                                  $ 17.51     $ 15.74     $ 14.29      $ 13.23      $ 9.69     $ 10.53
Total Return..............................................    17.86%(d)      16.50%       8.24%       36.53%     (7.83)%    0.50%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,813      $2,057      $1,568         $254         $49      $1,338
     Ratio of Expenses to Average Net Assets..............     1.50%(e)       1.50%       1.50%        1.50%       1.49%    1.50%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.50%(f)     1.50%(f)    1.50%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.15)%(e)     (0.42)%     (0.31)%      (0.29)%     (0.30)%  (0.04)%(e)
     Portfolio Turnover Rate..............................     98.6%(e)   137.4%(g)       98.5%       113.2%      108.8%   123.5%(e)


                                                                2006(a) 2005
SMALLCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 15.82     $ 14.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(h)............       (0.02)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.73        2.31
                          Total From Investment Operations         2.71        2.23
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)      (0.85)
                         Total Dividends and Distributions       (0.94)      (0.85)
Net Asset Value, End of Period                                  $ 17.59     $ 15.82
Total Return..............................................    17.77%(d)      15.84%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $134         $11
     Ratio of Expenses to Average Net Assets..............     1.63%(e)       1.63%
     Ratio of Net Investment Income to Average Net Assets.   (0.27)%(e)     (0.55)%
     Portfolio Turnover Rate..............................     98.6%(e)   137.4%(g)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 15.40     $ 14.00     $ 12.96       $ 9.51     $ 10.38     $ 10.46
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.06)      (0.05)       (0.05)      (0.02)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.66        2.31        1.12         3.50      (0.83)      (0.07)
                          Total From Investment Operations         2.65        2.25        1.07         3.45      (0.85)      (0.08)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)          -
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.02)          -
Net Asset Value, End of Period                                  $ 17.11     $ 15.40     $ 14.00      $ 12.96      $ 9.51     $ 10.38

Total Return(j)...........................................    17.86%(d)      16.49%       8.26%       36.28%     (8.23)%  (0.67)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $148,391  $1,136,607     $77,396      $47,377     $17,167      $2,480
     Ratio of Expenses to Average Net Assets..............     1.45%(e)       1.50%       1.58%        1.70%       1.70%    1.66%(e)
     Ratio of Gross Expenses to Average Net Assets(k).....        -%(e)          -%    1.58%(f)     1.84%(f)    1.70%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.11)%(e)     (0.42)%     (0.35)%      (0.48)%     (0.44)%  (0.35)%(e)
     Portfolio Turnover Rate..............................     98.6%(e)   137.4%(g)       98.5%       113.2%      108.8%   123.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(i)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 15.97     $ 14.38     $ 13.21       $ 9.60     $ 10.44     $ 10.46
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.05        0.07         0.05        0.03        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.76        2.39        1.13         3.56      (0.78)      (0.07)
                          Total From Investment Operations         2.81        2.44        1.20         3.61      (0.75)      (0.02)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.06)          -
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)          -
     Tax Return of Capital Distribution .............                -           -           -            -       (0.01)          -
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.09)          -
Net Asset Value, End of Period                                  $ 17.84     $ 15.97     $ 14.38      $ 13.21      $ 9.60     $ 10.44

Total Return..............................................    18.25%(d)      17.42%       9.09%       37.60%     (7.34)%  (0.10)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $40,369     $31,109     $15,702       $9,318      $4,681         $10
     Ratio of Expenses to Average Net Assets..............     0.75%(e)       0.75%       0.75%        0.75%       0.74%    0.75%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.75%(f)     0.75%(f)    0.75%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.60%(e)       0.34%       0.47%        0.48%       0.66%    0.71%(e)
     Portfolio Turnover Rate..............................     98.6%(e)   137.4%(g)       98.5%       113.2%      108.8%   123.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.08     $ 14.51     $ 13.36       $ 9.74     $ 10.58     $ 10.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.01        0.03         0.01        0.16        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.78        2.41        1.15         3.61      (0.94)      (0.02)
                          Total From Investment Operations         2.81        2.42        1.18         3.62      (0.78)        0.03
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.03)      (0.01)
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)          -
     Tax Return of Capital Distribution ..................           -           -           -            -       (0.01)          -
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.06)      (0.01)
Net Asset Value, End of Period                                  $ 17.95     $ 16.08     $ 14.51      $ 13.36      $ 9.74     $ 10.58
Total Return..............................................    18.12%(d)      17.11%       8.84%       37.17%     (7.48)%    0.98%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,515      $5,773      $5,456       $5,163        $202      $1,322
     Ratio of Expenses to Average Net Assets..............     1.01%(e)       1.01%       1.01%        1.01%       1.00%    1.01%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.01%(f)     1.01%(f)    1.01%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.34%(e)       0.07%       0.22%        0.06%       0.19%    0.31%(e)
     Portfolio Turnover Rate..............................     98.6%(e)   137.4%(g)       98.5%       113.2%      108.8%   123.5%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 15.93     $ 14.40     $ 13.28       $ 9.69     $ 10.57     $ 10.56
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01      (0.01)        0.01         0.01        0.79        0.03
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.85        2.39        1.14         3.58      (1.63)      (0.01)
                          Total From Investment Operations         2.86        2.38        1.15         3.59      (0.84)        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.02)      (0.01)
     Distributions from Realized Gains....................       (0.94)      (0.85)      (0.03)           -       (0.02)          -
                         Total Dividends and Distributions       (0.94)      (0.85)      (0.03)           -       (0.04)      (0.01)
Net Asset Value, End of Period                                  $ 17.85     $ 15.93     $ 14.40      $ 13.28      $ 9.69     $ 10.57
Total Return..............................................    18.63%(d)      16.96%       8.66%       37.05%     (7.98)%    0.88%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $226         $28         $16          $14         $10      $1,322
     Ratio of Expenses to Average Net Assets..............     1.13%(e)       1.13%       1.13%        1.13%       1.12%    1.13%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.13%(f)     1.13%(f)    1.12%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.12%(e)     (0.05)%       0.10%        0.10%       0.07%    0.33%(e)
     Portfolio Turnover Rate..............................     98.6%(e)   137.4%(g)       98.5%       113.2%      108.8%   123.5%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.54, $.55, $.55 and $.55 per share, respectively, from November 28, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense  ratio without  commission  rebates.

(g) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

(h)  Calculated based on average shares outstanding during the period.

(i) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.07 per share from February 27, 2001 through February 28, 2001.

(j)  Total return is calculated  without the  contingent  deferred sales charge.

(k) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began November 1, 2002 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
SMALLCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 8.29      $ 7.89      $ 7.62       $ 5.03      $ 7.56      $ 9.44
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.03)      (0.06)      (0.06)       (0.04)      (0.06)      (0.06)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.63        0.86        0.33         2.63      (2.11)      (1.82)
                          Total From Investment Operations         1.60        0.80        0.27         2.59      (2.17)      (1.88)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)          -            -       (0.36)          -
                         Total Dividends and Distributions       (0.50)      (0.40)          -            -       (0.36)          -
Net Asset Value, End of Period                                   $ 9.39      $ 8.29      $ 7.89       $ 7.62      $ 5.03      $ 7.56

Total Return..............................................    19.97%(d)      10.15%       3.54%       51.49%    (30.69)% (19.06)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $70         $19         $12         $954        $630        $947
     Ratio of Expenses to Average Net Assets.............. 1.32%(    e)       1.32%       1.27%        1.32%       1.32%    1.32%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.32%(   f)           -%    1.32%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.78)%(e)     (0.69)%     (0.80)%      (0.67)%     (0.93)%  (1.02)%(e)
     Portfolio Turnover Rate..............................    103.0%(e)      181.7%      194.9%       270.1%      255.3%   178.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
SMALLCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 8.23       $ 7.85      $ 7.60      $ 5.03      $ 7.56       $ 9.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.04)       (0.07)      (0.08)      (0.05)      (0.08)       (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.62         0.85        0.33        2.62      (2.09)       (1.81)
                          Total From Investment Operations        1.58         0.78        0.25        2.57      (2.17)       (1.89)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.50)       (0.40)          -           -       (0.36)           -
                         Total Dividends and Distributions      (0.50)       (0.40)          -           -       (0.36)           -
Net Asset Value, End of Period                                  $ 9.31       $ 8.23      $ 7.85      $ 7.60      $ 5.03       $ 7.56
Total Return..............................................   19.87%(d)        9.94%       3.29%      51.09%    (30.69)%  (19.14)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $727          $83         $82        $985        $646         $963
     Ratio of Expenses to Average Net Assets..............    1.50%(e)        1.50%       1.45%       1.50%       1.49%     1.50%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.50%(f)          -%    1.50%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.92)%(e)      (0.88)%     (0.97)%     (0.85)%     (1.11)%   (1.19)%(e)
     Portfolio Turnover Rate..............................   103.0%(e)       181.7%      194.9%      270.1%      255.3%    178.3%(e)


                                                                2006(a) 2005
SMALLCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 8.15      $ 7.82
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............       (0.05)      (0.08)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         1.60        0.81
                          Total From Investment Operations         1.55        0.73
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (0.50)      (0.40)
                         Total Dividends and Distributions       (0.50)      (0.40)
Net Asset Value, End of Period                                   $ 9.20      $ 8.15
Total Return..............................................    19.69%(d)       9.34%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $30         $11
     Ratio of Expenses to Average Net Assets..............     1.63%(e)       1.63%
     Ratio of Net Investment Income to Average Net Assets.   (1.09)%(e)     (1.00)%
     Portfolio Turnover Rate..............................    103.0%(e)      181.7%


                                                               2006(a)         2005        2004        2003        2002 2001(     h)
                                                               ----            ----        ----        ----        ---- ----
SMALLCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 7.87       $ 7.52      $ 7.29      $ 4.84      $ 7.31       $ 9.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.04)       (0.08)      (0.08)      (0.08)      (0.20)       (0.03)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.54         0.83        0.31        2.53      (1.91)       (1.72)
                          Total From Investment Operations        1.50         0.75        0.23        2.45      (2.11)       (1.75)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.50)       (0.40)          -           -       (0.36)           -
                         Total Dividends and Distributions      (0.50)       (0.40)          -           -       (0.36)           -
Net Asset Value, End of Period                                  $ 8.87       $ 7.87      $ 7.52      $ 7.29      $ 4.84       $ 7.31
Total Return(i)...........................................   19.76%(d)        9.98%       3.16%      50.62%    (30.92)%  (18.42)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $36,630      $29,405     $25,984     $16,886      $4,449       $1,322
     Ratio of Expenses to Average Net Assets..............    1.55%(e)        1.59%       1.68%       1.88%       1.70%     1.64%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....       -%(e)           -%       1.69%    2.18%(f)    1.70%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (1.02)%(e)      (0.97)%     (1.06)%     (1.26)%     (1.27)%   (1.32)%(e)
     Portfolio Turnover Rate..............................   103.0%(e)       181.7%      194.9%      270.1%      255.3%    178.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(h)
                                                               ----            ----        ----        ----        ----      ----
SMALLCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 8.22       $ 7.79      $ 7.48      $ 4.91      $ 7.35       $ 9.06
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.01)         0.01      (0.01)          -           -        (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.62         0.82        0.32        2.57      (2.08)       (1.70)
                          Total From Investment Operations        1.61         0.83        0.31        2.57      (2.08)       (1.71)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.50)       (0.40)          -           -       (0.36)           -
                         Total Dividends and Distributions      (0.50)       (0.40)          -           -       (0.36)           -
Net Asset Value, End of Period                                  $ 9.33       $ 8.22      $ 7.79      $ 7.48      $ 4.91       $ 7.35
Total Return..............................................   20.28%(d)       10.69%       4.14%      52.34%    (30.33)%  (17.97)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $6,121       $1,502          $8          $8      $4,344         $560
     Ratio of Expenses to Average Net Assets..............    0.75%(e)        0.75%       0.73%       0.75%       0.75%     0.75%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    0.75%(f)          -%    0.75%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.22)%(e)        0.13%     (0.12)%     (0.08)%     (0.31)%   (0.45)%(e)
     Portfolio Turnover Rate..............................   103.0%(e)       181.7%      194.9%      270.1%      255.3%    178.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
SMALLCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 8.43       $ 7.99      $ 7.69      $ 5.06      $ 7.58       $ 9.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.02)       (0.03)      (0.04)      (0.02)      (0.04)       (0.10)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.66         0.87        0.34        2.65      (2.12)       (1.77)
                          Total From Investment Operations        1.64         0.84        0.30        2.63      (2.16)       (1.87)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.50)       (0.40)          -           -       (0.36)           -
                         Total Dividends and Distributions      (0.50)       (0.40)          -           -       (0.36)           -
Net Asset Value, End of Period                                  $ 9.57       $ 8.43      $ 7.99      $ 7.69      $ 5.06       $ 7.58
Total Return..............................................   20.12%(d)       10.54%       3.90%      51.98%    (30.47)%  (19.02)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............        $338         $284        $179      $1,102        $666         $948
     Ratio of Expenses to Average Net Assets..............    1.01%(e)        1.01%       0.97%       1.01%       1.01%     1.01%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.01%(f)          -%    1.01%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.49)%(e)      (0.38)%     (0.47)%     (0.37)%     (0.62)%   (0.77)%(e)
     Portfolio Turnover Rate..............................   103.0%(e)       181.7%      194.9%      270.1%      255.3%    178.3%(e)


                                                               2006(a)         2005        2004        2003        2002      2001(b)
                                                               ----            ----        ----        ----        ----      ----
SMALLCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 8.41       $ 7.98      $ 7.67      $ 5.06      $ 7.58       $ 9.45
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............      (0.03)       (0.04)      (0.05)      (0.03)      (0.05)       (0.05)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................        1.65         0.87        0.36        2.64      (2.11)       (1.82)
                          Total From Investment Operations        1.62         0.83        0.31        2.61      (2.16)       (1.87)
Less Dividends and Distributions:
     Distributions from Realized Gains....................      (0.50)       (0.40)          -           -       (0.36)           -
                         Total Dividends and Distributions      (0.50)       (0.40)          -           -       (0.36)           -
Net Asset Value, End of Period                                  $ 9.53       $ 8.41      $ 7.98      $ 7.67      $ 5.06       $ 7.58
Total Return..............................................   19.93%(d)       10.42%       4.04%      51.58%    (30.47)%  (19.02)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $48          $12         $11        $959        $633         $948
     Ratio of Expenses to Average Net Assets..............    1.13%(e)        1.13%       1.08%       1.13%       1.12%     1.13%(e)
     Ratio of Gross Expenses to Average Net Assets........       -%(e)           -%    1.13%(f)          -%    1.12%(f)        -%(e)
     Ratio of Net Investment Income to Average Net Assets.  (0.56)%(e)      (0.50)%     (0.62)%     (0.48)%     (0.74)%   (0.83)%(e)
     Portfolio Turnover Rate..............................   103.0%(e)       181.7%      194.9%      270.1%      255.3%    178.3%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred recognized $.01 of net operation loss per share from November 27, 2000 through December 5, 2000. In addition, Advisors Preferred, Advisors Select, Preferred and Select classes of shares each incurred an unrealized loss of $.55 per share, during the initial interim period.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without commission  rebates.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.17 per share from February 27, 2001 through February 28, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.


See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP S&P 600 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.65     $ 14.94     $ 12.91       $ 9.75     $ 10.36     $ 10.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.03        0.05        0.05         0.02        0.02        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.68        2.07        1.98         3.14      (0.49)      (0.11)
                          Total From Investment Operations         2.71        2.12        2.03         3.16      (0.47)      (0.10)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)      (0.05)          -            -           -       (0.01)
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)          -
                         Total Dividends and Distributions       (0.41)      (0.41)          -            -       (0.14)      (0.01)
Net Asset Value, End of Period                                  $ 18.95     $ 16.65     $ 14.94      $ 12.91      $ 9.75     $ 10.36

Total Return..............................................    16.49%(d)      14.32%      15.75%       32.41%     (4.75)%  (0.93)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $31,140     $24,278     $11,912       $3,540        $676      $1,296
     Ratio of Expenses to Average Net Assets.............. 0.72%(    e)       0.72%       0.72%        0.72%       0.72%    0.72%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.33%(e)       0.29%       0.38%        0.18%       0.09%    0.09%(e)
     Portfolio Turnover Rate..............................     67.0%(e)       43.2%       54.5%        44.6%       61.0%    62.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP S&P 600 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 16.53     $ 14.86     $ 12.87       $ 9.71     $ 10.34     $ 10.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.02        0.03           -       (0.01)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.67        2.06        1.96         3.16      (0.48)      (0.12)
                          Total From Investment Operations         2.68        2.08        1.99         3.16      (0.49)      (0.12)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.05)          -            -           -       (0.01)
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)          -
                         Total Dividends and Distributions       (0.38)      (0.41)          -            -       (0.14)      (0.01)
Net Asset Value, End of Period                                  $ 18.83     $ 16.53     $ 14.86      $ 12.87      $ 9.71     $ 10.34

Total Return..............................................    16.42%(d)      14.11%      15.48%       32.54%     (4.96)%  (1.12)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $21,302     $16,875     $11,254       $3,176      $1,344      $1,294
     Ratio of Expenses to Average Net Assets..............     0.90%(e)       0.90%       0.90%        0.90%       0.90%    0.90%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.15%(e)       0.10%       0.21%        0.01%     (0.09)%  (0.09)%(e)
     Portfolio Turnover Rate..............................     67.0%(e)       43.2%       54.5%        44.6%       61.0%    62.0%(e)


                                                                2006(a) 2005
SMALLCAP S&P 600 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 16.37     $ 14.81
Income from Investment Operations:
     Net Investment Income (Operating Loss)(f)............           -           -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.64        1.97
                          Total From Investment Operations         2.64        1.97
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.05)
     Distributions from Realized Gains....................       (0.38)      (0.36)
                         Total Dividends and Distributions       (0.38)      (0.41)
Net Asset Value, End of Period                                  $ 18.63     $ 16.37
Total Return..............................................    16.33%(d)      13.40%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $970        $122
     Ratio of Expenses to Average Net Assets..............     1.03%(e)       1.03%
     Ratio of Net Investment Income to Average Net Assets.     0.04%(e)       0.01%
     Portfolio Turnover Rate..............................     67.0%(e)       43.2%


                                                                2006(a)        2005        2004         2003        2002 2001(    g)
                                                                ----           ----        ----         ----        ---- ----
SMALLCAP S&P 600 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 15.99     $ 14.40     $ 12.49       $ 9.50     $ 10.14     $ 10.74
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01          -           -        (0.05)      (0.01)      (0.01)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.58        2.00        1.91         3.04      (0.49)      (0.59)
                          Total From Investment Operations         2.59        2.00        1.91         2.99      (0.50)      (0.60)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -       (0.05)          -            -           -           -
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)          -
                         Total Dividends and Distributions       (0.38)      (0.41)          -            -       (0.14)          -
Net Asset Value, End of Period                                  $ 18.20     $ 15.99     $ 14.40      $ 12.49      $ 9.50     $ 10.14

Total Return(h)...........................................    16.41%(d)      13.99%      15.31%       31.47%     (5.16)%  (5.59)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $72,144     $57,122     $33,134      $17,505      $7,197      $1,860
     Ratio of Expenses to Average Net Assets..............     0.91%(e)       1.00%       1.06%        1.38%       1.10%    1.06%(e)
     Ratio of Gross Expenses to Average Net Assets(i).....        -%(e)          -%       1.06%        1.49%          -%       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.14%(e)       0.01%       0.01%      (0.47)%     (0.28)%  (0.26)%(e)
     Portfolio Turnover Rate..............................     67.0%(e)       43.2%       54.5%        44.6%       61.0%    62.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(g)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP S&P 600 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 16.50     $ 14.73     $ 12.70       $ 9.59     $ 10.19     $ 10.74
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.08        0.14        0.13         0.08        0.07        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.65        2.05        1.95         3.07      (0.47)      (0.60)
                          Total From Investment Operations         2.73        2.19        2.08         3.15      (0.40)      (0.55)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.13)      (0.06)      (0.05)       (0.04)      (0.06)          -
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)          -
                         Total Dividends and Distributions       (0.51)      (0.42)      (0.05)       (0.04)      (0.20)          -
Net Asset Value, End of Period                                  $ 18.72     $ 16.50     $ 14.73      $ 12.70      $ 9.59     $ 10.19

Total Return..............................................    16.82%(d)      15.00%      16.41%       33.04%     (4.19)%  (5.12)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $154,005     $99,202     $48,472      $18,585          $9          $9
     Ratio of Expenses to Average Net Assets..............     0.15%(e)       0.15%       0.15%        0.15%       0.15%    0.15%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.90%(e)       0.86%       0.94%        0.74%       0.66%    0.65%(e)
     Portfolio Turnover Rate..............................     67.0%(e)       43.2%       54.5%        44.6%       61.0%    62.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP S&P 600 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 16.78     $ 15.01     $ 12.95       $ 9.77     $ 10.37     $ 10.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.10        0.09         0.05        0.02        0.05
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.69        2.08        1.98         3.15      (0.45)      (0.14)
                          Total From Investment Operations         2.75        2.18        2.07         3.20      (0.43)      (0.09)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.08)      (0.05)      (0.01)       (0.02)      (0.03)      (0.01)
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)          -
                         Total Dividends and Distributions       (0.46)      (0.41)      (0.01)       (0.02)      (0.17)      (0.01)
Net Asset Value, End of Period                                  $ 19.07     $ 16.78     $ 15.01      $ 12.95      $ 9.77     $ 10.37

Total Return..............................................    16.67%(d)      14.69%      16.03%       32.80%     (4.35)%  (0.83)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $76,577     $50,828     $26,093      $15,535      $6,850      $1,302
     Ratio of Expenses to Average Net Assets..............     0.41%(e)       0.41%       0.41%        0.41%       0.41%    0.41%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.65%(e)       0.59%       0.63%        0.51%       0.42%    0.35%(e)
     Portfolio Turnover Rate..............................     67.0%(e)       43.2%       54.5%        44.6%       61.0%    62.0%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP S&P 600 INDEX FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 16.75     $ 15.00     $ 12.94       $ 9.76     $ 10.37     $ 10.47
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.05        0.08        0.08         0.05        0.06        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.69        2.08        1.98         3.14      (0.51)      (0.11)
                          Total From Investment Operations         2.74        2.16        2.06         3.19      (0.45)      (0.09)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.06)      (0.05)          -        (0.01)      (0.02)      (0.01)
     Distributions from Realized Gains....................       (0.38)      (0.36)          -            -       (0.14)          -
                         Total Dividends and Distributions       (0.44)      (0.41)          -        (0.01)      (0.16)      (0.01)
Net Asset Value, End of Period                                  $ 19.05     $ 16.75     $ 15.00      $ 12.94      $ 9.76     $ 10.37
Total Return..............................................    16.62%(d)      14.55%      15.94%       32.67%     (4.56)%    0.83%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $11,380      $7,214      $2,807       $1,034        $570      $1,298
     Ratio of Expenses to Average Net Assets..............     0.53%(e)       0.53%       0.53%        0.53%       0.53%    0.53%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.53%(e)       0.48%       0.55%        0.36%       0.28%    0.28%(e)
     Portfolio Turnover Rate..............................     67.0%(e)       43.2%       54.5%        44.6%       61.0%    62.0%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.46 per share from November 30, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized  basis.

(f)  Calculated based on average shares outstanding during the period.

(g) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.15 per share from February 27, 2001 through February 28, 2001.

(h)  Total return is calculated  without the  contingent  deferred sales charge.

(i) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were increased on March 1, 2003 and ceased on March 1, 2004.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.47     $ 16.22     $ 14.78      $ 10.56     $ 10.62     $ 10.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.01        0.01      (0.05)           -         0.05        0.07
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.74        2.64        1.96         4.22        0.40        0.37
                          Total From Investment Operations         2.75        2.65        1.91         4.22        0.45        0.44
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.04)      (0.03)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)          -
                         Total Dividends and Distributions       (1.28)      (1.40)      (0.47)           -       (0.51)      (0.03)
Net Asset Value, End of Period                                  $ 18.94     $ 17.47     $ 16.22      $ 14.78     $ 10.56     $ 10.62
Total Return..............................................    16.52%(d)      16.98%      13.20%       40.02%       3.98%    4.89%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $7,825      $6,033      $4,111         $891      $1,145      $1,328
     Ratio of Expenses to Average Net Assets.............. 1.32%(    e)       1.32%       1.32%        1.32%       1.31%    1.32%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -% 1.32%(   f)     1.32%(f)    1.32%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.12%(e)       0.05%     (0.31)%        0.04%       0.36%    0.64%(e)
     Portfolio Turnover Rate..............................    109.1%(e)      133.7%      163.5%       221.7%      134.3%    89.1%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................      $ 17.35     $ 16.14     $ 14.74      $ 10.55     $ 10.60     $ 10.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............       (0.01)      (0.02)      (0.07)       (0.01)        0.04        0.06
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.72        2.63        1.94         4.20        0.40        0.36
                          Total From Investment Operations         2.71        2.61        1.87         4.19        0.44        0.42
Less Dividends and Distributions:
     Dividends from Net Investment Income.................           -           -           -            -       (0.02)      (0.03)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)          -
                         Total Dividends and Distributions       (1.28)      (1.40)      (0.47)           -       (0.49)      (0.03)
Net Asset Value, End of Period                                  $ 18.78     $ 17.35     $ 16.14      $ 14.74     $ 10.55     $ 10.60
Total Return..............................................    16.39%(d)      16.81%      12.96%       39.72%       3.90%    4.69%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $5,462      $3,266      $1,949         $650        $891      $1,326
     Ratio of Expenses to Average Net Assets..............     1.50%(e)       1.50%       1.50%        1.50%       1.49%    1.50%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.50%(f)     1.50%(f)    1.50%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.06)%(e)     (0.13)%     (0.47)%      (0.14)%       0.19%    0.47%(e)
     Portfolio Turnover Rate..............................    109.1%(e)      133.7%      163.5%       221.7%      134.3%    89.1%(e)


                                                                2006(a) 2005
SMALLCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................      $ 17.39     $ 16.29
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............       (0.02)      (0.04)
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.73        2.54
                          Total From Investment Operations         2.71        2.50
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)      (1.40)
                         Total Dividends and Distributions       (1.28)      (1.40)
Net Asset Value, End of Period                                  $ 18.82     $ 17.39
Total Return..............................................    16.35%(d)      15.97%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............         $820         $12
     Ratio of Expenses to Average Net Assets..............     1.63%(e)       1.63%
     Ratio of Net Investment Income to Average Net Assets.   (0.24)%(e)     (0.27)%
     Portfolio Turnover Rate..............................    109.1%(e)      133.7%


                                                                2006(a)        2005        2004         2003        2002 2001(    h)
                                                                ----           ----        ----         ----        ---- ----
SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period......................      $ 17.02     $ 15.88     $ 14.53      $ 10.42     $ 10.48     $ 10.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............           -       (0.03)      (0.09)       (0.04)      (0.01)          -
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.67        2.57        1.91         4.15        0.42      (0.16)
                          Total From Investment Operations         2.67        2.54        1.82         4.11        0.41      (0.16)
Less Dividends and Distributions:
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)          -
                         Total Dividends and Distributions       (1.28)      (1.40)      (0.47)           -       (0.47)          -
Net Asset Value, End of Period                                  $ 18.41     $ 17.02     $ 15.88      $ 14.53     $ 10.42     $ 10.48

Total Return(i)...........................................    16.48%(d)      16.63%      12.80%       39.44%       3.65%  (1.04)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $60,524     $46,466     $26,756      $12,945      $4,953        $749
     Ratio of Expenses to Average Net Assets..............     1.49%(e)       1.56%       1.65%        1.70%       1.69%    1.66%(e)
     Ratio of Gross Expenses to Average Net Assets(j).....     1.49%(e)       1.56%    1.65%(f)     2.14%(f)    1.70%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.   (0.05)%(e)     (0.19)%     (0.62)%      (0.35)%     (0.07)%    0.12%(e)
     Portfolio Turnover Rate..............................    109.1%(e)      133.7%      163.5%       221.7%      134.3%    89.1%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(h)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 17.54     $ 16.20     $ 14.68      $ 10.48     $ 10.54     $ 10.64
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.06        0.11        0.04         0.07        0.12        0.01
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.75        2.63        1.95         4.20        0.39      (0.11)
                          Total From Investment Operations         2.81        2.74        1.99         4.27        0.51      (0.10)
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.09)          -           -        (0.07)      (0.10)          -
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)          -
                         Total Dividends and Distributions       (1.37)      (1.40)      (0.47)       (0.07)      (0.57)          -
Net Asset Value, End of Period                                  $ 18.98     $ 17.54     $ 16.20      $ 14.68     $ 10.48     $ 10.54

Total Return..............................................    16.90%(d)      17.61%      13.86%       40.94%       4.60%  (0.47)%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $76,556     $46,908     $20,973      $10,493      $9,641      $1,144
     Ratio of Expenses to Average Net Assets..............     0.75%(e)       0.75%       0.75%        0.75%       0.74%    0.75%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    0.75%(f)     0.75%(f)    0.75%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.68%(e)       0.64%       0.28%        0.62%       0.88%    0.79%(e)
     Portfolio Turnover Rate..............................    109.1%(e)      133.7%      163.5%       221.7%      134.3%    89.1%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period......................      $ 17.63     $ 16.31     $ 14.82      $ 10.58     $ 10.64     $ 10.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.04        0.06          -          0.04        0.11        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.76        2.66        1.96         4.24        0.37        0.31
                          Total From Investment Operations         2.80        2.72        1.96         4.28        0.48        0.46
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.05)          -           -        (0.04)      (0.07)      (0.03)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)          -
                         Total Dividends and Distributions       (1.33)      (1.40)      (0.47)       (0.04)      (0.54)      (0.03)
Net Asset Value, End of Period                                  $ 19.10     $ 17.63     $ 16.31      $ 14.82     $ 10.58     $ 10.64
Total Return..............................................    16.69%(d)      17.35%      13.51%       40.56%       4.29%    5.09%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $13,804     $10,672      $5,755       $1,139      $1,056      $1,330
     Ratio of Expenses to Average Net Assets..............     1.01%(e)       1.01%       1.01%        1.01%       1.00%    1.01%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.01%(f)     1.01%(f)    1.01%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.44%(e)       0.37%       0.01%        0.34%       0.67%    1.18%(e)
     Portfolio Turnover Rate..............................    109.1%(e)      133.7%      163.5%       221.7%      134.3%    89.1%(e)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
SMALLCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period......................      $ 17.56     $ 16.27     $ 14.80      $ 10.57     $ 10.63     $ 10.21
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.04      (0.02)         0.02        0.10        0.08
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         2.76        2.65        1.96         4.24        0.37        0.37
                          Total From Investment Operations         2.78        2.69        1.94         4.26        0.47        0.45
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.03)          -           -        (0.03)      (0.06)      (0.03)
     Distributions from Realized Gains....................       (1.28)      (1.40)      (0.47)           -       (0.47)          -
                         Total Dividends and Distributions       (1.31)      (1.40)      (0.47)       (0.03)      (0.53)      (0.03)
Net Asset Value, End of Period                                  $ 19.03     $ 17.56     $ 16.27      $ 14.80     $ 10.57     $ 10.63
Total Return..............................................    16.62%(d)      17.20%      13.39%       40.34%       4.17%    4.99%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,228        $583        $326         $187        $876      $1,330
     Ratio of Expenses to Average Net Assets..............     1.13%(e)       1.13%       1.13%        1.12%       1.11%    1.13%(e)
     Ratio of Gross Expenses to Average Net Assets........        -%(e)          -%    1.13%(f)     1.13%(f)    1.12%(f)       -%(e)
     Ratio of Net Investment Income to Average Net Assets.     0.22%(e)       0.26%     (0.10)%        0.23%       0.56%    0.83%(e)
     Portfolio Turnover Rate..............................    109.1%(e)      133.7%      163.5%       221.7%      134.3%    89.1%(e)


(a)  Six months ended April 30, 2006.

(b) Period from December 6, 2000, date shares first offered, through October 31, 2001. Advisors Preferred, Advisors Select, Preferred and Select classes of shares each recognized $.01 of net investment income per share and incurred an unrealized gain of $.20 per share from November 29, 2000 through December 5, 2000.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been annualized.

(e)  Computed on an annualized basis.

(f)  Expense ratio without commission  rebates.

(g)  Calculated based on average shares outstanding during the period.

(h) Period from March 1, 2001, date shares first offered, through October 31, 2001. Class J and Institutional shares each incurred an unrealized loss of $.04 per share from February 27, 2001 through February 28, 2001.

(i)  Total return is calculated  without the  contingent  deferred sales charge.

(j) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

See accompanying notes.

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
ULTRA SHORT BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.20        0.23        0.21         0.27        0.36        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.04      (0.03)      (0.11)           -           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -           -
                          Total From Investment Operations         0.24        0.20        0.21         0.27        0.36        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.20)      (0.23)      (0.21)       (0.27)      (0.36)      (0.15)
                         Total Dividends and Distributions       (0.20)      (0.23)      (0.21)       (0.27)      (0.36)      (0.15)
Net Asset Value, End of Period                                  $ 10.01      $ 9.97     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.42%(d)       1.97%    2.08%(e)        2.72%       3.68%    1.51%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $2,661     $26,149     $20,513       $1,805      $1,736      $1,674
     Ratio of Expenses to Average Net Assets.............. 0.97%(    f)       0.97%       1.08%        1.17%       1.17%    1.17%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.02%(f)       2.30%       2.05%        2.57%       3.61%    3.93%(f)
     Portfolio Turnover Rate..............................     39.5%(f)       54.9%      105.5%        20.7%       13.6%    31.1%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
ULTRA SHORT BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.19        0.21        0.19         0.25        0.34        0.14
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.03)      (0.11)           -           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -           -
                          Total From Investment Operations         0.20        0.18        0.19         0.25        0.34        0.14
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.21)      (0.19)       (0.25)      (0.34)      (0.14)
                         Total Dividends and Distributions       (0.19)      (0.21)      (0.19)       (0.25)      (0.34)      (0.14)
Net Asset Value, End of Period                                   $ 9.98      $ 9.97     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.02%(d)       1.79%    1.90%(e)        2.56%       3.50%    1.44%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............       $9,754      $9,036      $8,760       $2,429      $1,732      $1,673
     Ratio of Expenses to Average Net Assets..............     1.15%(f)       1.15%       1.28%        1.35%       1.35%    1.35%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.87%(f)       2.09%       1.84%        2.37%       3.43%    3.75%(f)
     Portfolio Turnover Rate..............................     39.5%(f)       54.9%      105.5%        20.7%       13.6%    31.1%(f)


                                                                2006(a) 2005
ULTRA SHORT BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(g)............         0.19        0.19
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -       (0.03)
                          Total From Investment Operations         0.19        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.18)      (0.19)
                         Total Dividends and Distributions       (0.18)      (0.19)
Net Asset Value, End of Period                                   $ 9.98      $ 9.97
Total Return..............................................     1.96%(d)       1.63%
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $10         $10
     Ratio of Expenses to Average Net Assets..............     1.28%(f)       1.28%
     Ratio of Net Investment Income to Average Net Assets.     3.74%(f)       1.91%
     Portfolio Turnover Rate..............................     39.5%(f)       54.9%


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
ULTRA SHORT BOND FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.19        0.20        0.19         0.23        0.32        0.13
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01      (0.03)      (0.11)           -           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -           -
                          Total From Investment Operations         0.20        0.17        0.19         0.23        0.32        0.13
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.19)      (0.20)      (0.19)       (0.23)      (0.32)      (0.13)
                         Total Dividends and Distributions       (0.19)      (0.20)      (0.19)       (0.23)      (0.32)      (0.13)
Net Asset Value, End of Period                                   $ 9.98      $ 9.97     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Total Return(h)...........................................     2.00%(d)       1.77%    1.90%(e)        2.33%       3.24%    1.34%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $37,439     $38,214     $43,380      $40,460     $14,460      $2,376
     Ratio of Expenses to Average Net Assets..............     1.19%(f)       1.16%       1.29%        1.55%       1.60%    1.60%(f)
     Ratio of Gross Expenses to Average Net Assets(i).....     1.19%(f)       1.16%       1.32%        1.55%          -%       -%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.83%(f)       2.02%       1.90%        2.21%       3.12%    3.51%(f)
     Portfolio Turnover Rate..............................     39.5%(f)       54.9%      105.5%        20.7%       13.6%    31.1%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
ULTRA SHORT BOND FUND
Institutional shares
Net Asset Value, Beginning of Period......................      $ 10.05     $ 10.00     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.24        0.25        0.26         0.32        0.42        0.17
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................       (0.01)        0.09      (0.11)           -           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -           -
                          Total From Investment Operations         0.23        0.34        0.26         0.32        0.42        0.17
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.23)      (0.29)      (0.26)       (0.32)      (0.42)      (0.17)
                         Total Dividends and Distributions       (0.23)      (0.29)      (0.26)       (0.32)      (0.42)      (0.17)
Net Asset Value, End of Period                                  $ 10.05     $ 10.05     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.27%(d)    3.40%(j)    2.66%(e)        3.30%       4.27%    1.70%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $163,240         $13      $1,968       $1,917      $1,856      $1,780
     Ratio of Expenses to Average Net Assets..............     0.40%(f)       0.40%       0.55%        0.60%       0.60%    0.60%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.77%(f)       2.52%       2.62%        3.24%       4.18%    4.50%(f)
     Portfolio Turnover Rate..............................     39.5%(f)       54.9%      105.5%        20.7%       13.6%    31.1%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
ULTRA SHORT BOND FUND
Preferred shares
Net Asset Value, Beginning of Period......................       $ 9.97     $ 10.00     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.22        0.25        0.24         0.30        0.39        0.16
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -       (0.02)      (0.11)           -           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -           -
                          Total From Investment Operations         0.22        0.23        0.24         0.30        0.39        0.16
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.26)      (0.24)       (0.30)      (0.39)      (0.16)
                         Total Dividends and Distributions       (0.21)      (0.26)      (0.24)       (0.30)      (0.39)      (0.16)
Net Asset Value, End of Period                                   $ 9.98      $ 9.97     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.27%(d)       2.29%    2.40%(e)        3.04%       4.00%    1.63%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............      $26,887      $1,775      $2,335         $523      $1,744      $1,676
     Ratio of Expenses to Average Net Assets..............     0.66%(f)       0.66%       0.80%        0.86%       0.86%    0.86%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.50%(f)       2.52%       2.33%        3.07%       3.92%    4.24%(f)
     Portfolio Turnover Rate..............................     39.5%(f)       54.9%      105.5%        20.7%       13.6%    31.1%(f)


                                                                2006(a)        2005        2004         2003        2002     2001(b)
                                                                ----           ----        ----         ----        ----     ----
ULTRA SHORT BOND FUND
Select shares
Net Asset Value, Beginning of Period......................       $ 9.96     $ 10.00     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.21        0.19        0.22         0.29        0.38        0.15
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................         0.01        0.02      (0.11)           -           -           -
     Net Increase from Payments by Affiliates                        -           -         0.11           -           -           -
                          Total From Investment Operations         0.22        0.21        0.22         0.29        0.38        0.15
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.21)      (0.25)      (0.22)       (0.29)      (0.38)      (0.15)
                         Total Dividends and Distributions       (0.21)      (0.25)      (0.22)       (0.29)      (0.38)      (0.15)
Net Asset Value, End of Period                                   $ 9.97      $ 9.96     $ 10.00      $ 10.00     $ 10.00     $ 10.00
Total Return..............................................     2.21%(d)       2.08%    2.27%(e)        2.92%       3.88%    1.54%(d)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............          $11         $10      $1,802       $1,665      $1,740      $1,675
     Ratio of Expenses to Average Net Assets..............     0.78%(f)       0.78%       0.92%        0.98%       0.98%    0.98%(f)
     Ratio of Net Investment Income to Average Net Assets.     4.24%(f)       1.87%       2.23%        2.78%       3.80%    4.12%(f)
     Portfolio Turnover Rate..............................     39.5%(f)       54.9%      105.5%        20.7%       13.6%    31.1%(f)


(a)  Six months ended April 30, 2006.

(b) Period from June 15, 2001, date shares first offered, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d)  Total return amounts have not been  annualized.

(e) In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Advisors Preferred, Advisors Select, Class J, Institutional, Preferred and Select classes of shares would have been 1.06%, .88%, .88%, 1.64%, 1.38% and 1.25%, respectively.

(f)  Computed on an annualized  basis.

(g)  Calculated based on average shares outstanding during the period.

(h)  Total return is calculated  without the  contingent  deferred sales charge.

(i) Expense ratio without the Manager's voluntary or contractual expense limit. The voluntary expense limit began on November 1, 2002. Expense limits were decreased on March 1, 2004 and ceased on February 28, 2006. The contractual expense limit began on March 1, 2006.

(j) During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                        Number of
                                                                                    Portfolios in Fund               Other
     Name, Position Held with the Fund,             Principal Occupation(s)        Complex Overseen by           Directorships
         Address, and Year of Birth                   During past 5 years                Director              Held by Director*
         --------------------------                   -------------------                --------              -----------------
  Elizabeth Ballantine                          Principal, EBA Associates since             86           The McClatchy Company
  Director since 2004                           1998.
  Member, Audit and Nominating Committee
  1113 Basil Road, McClean, Virginia
  1948

  Richard W. Gilbert                            President, Gilbert                          86               Calamos Asset
  Director since 1985                           Communications, Inc. since 1993.                           Management, Inc.
  Member, Audit and Nominating Committee
  5040 Arbor Lane, #302, Northfield,
  Illinois.
  1940

  Mark A. Grimmett                              Executive Vice President and                86                   None
  Director since 2004                           CFO, Merle Norman Cosmetics,
  Member, Audit and Nominating Committee        Inc. since 2000.
  6310 Deerfield Avenue, San Gabriel,
  California
  1960

  Fritz S. Hirsch                               President and CEO, Sassy, Inc.              86                   None
  Director since 2005                           since 1986.
  Member, Audit and Nominating Committee
  Suite 203, 2101 Waukegan Road
  Bannockburn, Illinois
  1951

  William C. Kimball                            Former Chairman and CEO, Medicap            86       Casey's General Stores, Inc.
  Director since 1999                           Pharmacies, Inc.
  Member, Audit and Nominating Committee
  3094 104th, Urbandale, Iowa
  1947

  Barbara A. Lukavsky                           President and CEO, Barbican                 86                   None
  Director since 1987                           Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  100 Market Street, #314, Des Moines, Iowa
  1940

* Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  John E. Aschenbrenner                         Director, Principal Management              86                    None
  Director since 1998                           Corporation and Princor
  1949                                          Financial Services Corporation
                                                ("Princor") since 1998.
                                                President, Insurance and
                                                Financial Services, Principal
                                                Life since 2003. Executive Vice
                                                President, 2000-2003. Prior
                                                thereto, Senior Vice President.

  Ralph C. Eucher                               Director and President,                     86                    None
  Director and President since 1999             Principal Management
  Member, Executive Committee                   Corporation, since 1999.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005.
                                                Senior Vice President, Principal
                                                Life, since 2002. Prior thereto,
                                                Vice President.

  Larry D. Zimpleman                            Chairman and Director, Princor              86                    None
  Director and Chairman of the Board since      and Principal Management
  2001                                          Corporation since 2002.
  Member, Executive Committee                   President and Chief Operating
  1951                                          Officer Principal Life since
                                                2006. President, Retirement and
                                                Investor Services, Principal
                                                Life 2003-2006. Prior thereto,
                                                Executive Vice President,
                                                2001-2003.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

Additional information about the Fund is available in the Prospectuses dated March 1, 2006 and the Statement of Additional Information dated March 1, 2006. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, DesMoines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.

BOARD CONSIDERATION OF SUB-ADVISORY AGREEMENTS


During the period covered by this report, the Board of Directors approved two investment advisory contracts, one with Nuveen Asset Management (Nuveen) relating to the Fund's Tax-Exempt Bond Fund, the other with Bank of New York
(BNY) relating to the Fund's Partners LargeCap Value Fund and Partners LargeCap Growth Fund II.

At its December 12, 2005 meeting, the Board considered whether to engage Nuveen to provide investment advisory services relating to the high yield portion of the Tax-Exempt Bond Fund's portfolio. In approving the investment advisory contract with Nuveen, the Board considered Nuveen's experience and skills in managing portfolios of municipal securities, particularly high yield municipal securities. The Board found Nuveen to be an experienced manager of municipal securities portfolios and to have a large, well-educated and experienced research team. The Board also considered the historical performance of Nuveen's composite municipal high yield product and found it to be favorable. The Board considered the fees Nuveen proposed to charge the Fund, which it found to be acceptable. In considering the estimated profit Nuveen anticipates earning from the arrangement, the Board noted that the Manager will compensate Nuveen from its own management fees. In addition, the Board noted that the Manager had negotiated the agreement with Nuveen at arm's length. Accordingly, the Board concluded that it need not review estimated levels of profit to Nuveen in order to conclude, as it did, that Nuveen's estimated profit from the arrangement would not be unreasonable. The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for the Fund under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule for the Fund reflects an appropriate recognition of any economies of scale. In approving the contract, the Board did not rely on comparisons of the services Nuveen would render, and the amounts the Fund would pay Nuveen, with those under agreements Nuveen has with other clients. The Board found that no other, incidental benefits would accrue to Nuveen as a result of the agreement.

Also at its December 12, 2005 meeting, the Board considered whether to engage BNY to provide investment advisory services relating to the cash portion of the Partners LargeCap Value Fund and Partners LargeCap Growth Fund II. In approving the investment advisory contract with BNY, the Board considered BNY's experience and skill in managing portfolios of cash, especially in utilizing techniques that "equitize" cash portfolios. The Board found BNY to be an experienced manager of cash portfolios with a stable team of investment professionals who are familiar with "equitization" strategies. The Board also considered the historical performance of BNY's composite cash equitization product and found it to be favorable. The Board considered the fees BNY proposed to charge the Fund, which it found to be acceptable. In considering the estimated profit BNY anticipates earning from the arrangement, the Board noted that the Manager will compensate BNY from its own management fees. In addition, the Board noted that the Manager had negotiated the agreement with BNY at arm's length. Accordingly, the Board concluded that it need not review estimated levels of profit to BNY in order to conclude, as it did, that BNY's estimated profit from the arrangement would not be unreasonable. The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under each Subadvisory Agreement is reasonable in relation to the asset size of each Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale. In approving the contract, the Board did not rely on comparisons of the services BNY would render, and the amounts the Fund would pay BNY, with those under agreements BNY has with other clients. The Board found that no other, incidental benefits would accrue to BNY as a result of the agreement.

                                TABLE OF CONTENTS

                                                            Page
Shareholder Expense Example...................................2
Financial Statements and Highlights............................
  Statements of Assets and Liabilities........................3
  Statements of Operations....................................4
  Statement of Changes in Net Assets..........................5
  Notes to Financial Statements...............................6
  Schedules of Investments....................................8
  Financial Highlights.......................................11
Fund Directors...............................................12
Proxy Voting Policies........................................13
Schedule of Investments......................................13

                           SHAREHOLDER EXPENSE EXAMPLE
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)



As a shareholder of the Money Market Fund of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class B and J shares only), including contingent deferred sales charges and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses (for all share classes except the Institutional class). This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2005 to October 31, 2005), unless otherwise noted.


        Actual Expenses
        The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.


        Hypothetical Example for Comparison Purposes
        The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.


                                                                             Expenses Paid
                                     Beginning          Ending               During Period
                                   Account Value     Account Value          November 1, 2005      Annualized
                                  November 1, 2005  April 30, 2006      to April 30, 2006(  a)   Expense Ratio
Based On Actual Return
Money Market Fund
         Class J                     $1,000.00         $1,016.80                 $5.40               1.08%


-----------------------------------------------------------------------------------------------------------------
Based On Assumed 5% Return
Money Market Fund
              Class J                $1,000.00         $1,019.44                 $5.41               1.08%

(a) Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                       STATEMENT OF ASSETS AND LIABILITIES
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

                                                                   Money Market
                                                                       Fund
--------------------------------------------------------------------------------
Investment in securities--at cost................................  $ 605,260,230

Assets                                                           ---------------
Investment in securities--at value  .............................  $ 605,260,230
Cash.............................................................          6,636
Receivables:
     Capital Shares sold.........................................      4,121,060
     Dividends and interest......................................        170,611
     Expense reimbursement from Manager..........................            709
Other assets.....................................................         26,323
                                                     Total Assets    609,585,569
Liabilities
Accrued management and investment advisory fees..................         39,403
Accrued administrative service fees..............................          1,429
Accrued distribution fees........................................          7,440
Accrued service fees.............................................          1,790
Accrued transfer and administrative fees.........................        196,980
Accrued other expenses...........................................            589
Payables:
     Capital Shares reacquired...................................        281,957
     Investment securities purchased.............................      3,000,000
                                                Total Liabilities      3,529,588
Net Assets Applicable to Outstanding Shares......................  $ 606,055,981
Net Assets Consist of:
Capital Shares and additional paid-in-capital....................  $ 606,055,981
                                                 Total Net Assets  $ 606,055,981
Capital Stock (par value: $.01 a share):
Shares authorized................................................  2,915,000,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets...................................   $ 10,591,621
     Shares Issued and Outstanding...............................     10,591,621
     Net Asset Value per share...................................         $ 1.00
Advisors Select: Net Assets......................................   $ 14,832,609
     Shares Issued and Outstanding...............................     14,832,609
     Net Asset Value per share...................................         $ 1.00
Advisors Signature: Net Assets...................................    $ 1,695,443
     Shares Issued and Outstanding...............................      1,695,443
     Net Asset Value per share...................................         $ 1.00
Class A: Net Assets..............................................  $ 374,985,891
     Shares Issued and Outstanding...............................    374,985,891
     Net Asset Value per share...................................         $ 1.00
     Maximum Offering Price......................................         $ 1.00
Class B: Net Assets..............................................    $ 2,474,022
     Shares Issued and Outstanding...............................      2,474,022
     Net Asset Value per share(a)................................         $ 1.00
Class J: Net Assets..............................................  $ 140,865,160
     Shares Issued and Outstanding...............................    140,865,160
     Net Asset Value per share(a)................................         $ 1.00
Institutional: Net Assets........................................   $ 26,070,822
     Shares Issued and Outstanding...............................     26,070,822
     Net Asset Value per share...................................         $ 1.00
Preferred: Net Assets............................................   $ 30,351,638
     Shares Issued and Outstanding...............................     30,351,638
     Net Asset Value per share...................................         $ 1.00
Select: Net Assets...............................................    $ 4,188,775
     Shares Issued and Outstanding...............................      4,188,775
     Net Asset Value per share...................................         $ 1.00

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes.

                             STATEMENT OF OPERATIONS
                         PRINCIPAL INVESTORS FUND, INC.
                   Six Months Ended April 30, 2006 (unaudited)



                                                                                       Money Market Fund
-----------------------------------------------------------------------------------------------------------
Net Investment Income (Operating Loss)
Income:
 Interest........................................................................        $ 14,290,866
                                                                     Total Income          14,290,866
Expenses:
 Management and investment advisory fees.........................................           1,285,773
 Distribution fees - Advisors Preferred..........................................              13,203
 Distribution fees - Advisors Select.............................................              20,421
 Distribution fees - Advisors Signature..........................................               5,120
 Distribution fees - Class B.....................................................               8,175
 Distribution fees - Class J.....................................................             175,489
 Distribution fees - Select......................................................               1,268
 Administrative service fees - Advisors Preferred................................               7,922
 Administrative service fees - Advisors Select...................................              13,614
 Administrative service fees - Advisors Signature................................               4,096
 Administrative service fees - Preferred.........................................              15,977
 Administrative service fees - Select............................................               1,649
 Registration fees - Class A.....................................................              24,793
 Registration fees - Class B.....................................................              16,667
 Registration fees - Class J.....................................................              16,981
 Service fees - Advisors Preferred...............................................               8,978
 Service fees - Advisors Select..................................................              17,018
 Service fees - Advisors Signature...............................................               3,657
 Service fees - Preferred........................................................              21,787
 Service fees - Select...........................................................               1,902
 Shareholder reports - Class A...................................................               5,998
 Shareholder reports - Class B...................................................                  98
 Shareholder reports - Class J...................................................              11,155
 Transfer and administrative fees - Class A......................................             257,798
 Transfer and administrative fees - Class B......................................               8,979
 Transfer and administrative fees - Class J......................................             274,710
 Other expenses..................................................................               1,469
                                                             Total Gross Expenses           2,224,697
 Less: Reimbursement from Manager - Class B......................................               7,202
                                                               Total Net Expenses           2,217,495
                                           Net Investment Income (Operating Loss)          12,073,371

                  Net Increase (Decrease) in Net Assets Resulting from Operations        $ 12,073,371

See accompanying notes.

                       STATEMENT OF CHANGES IN NET ASSETS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)



                                                                                                          Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period Ended      Year Ended
                                                                                                   April 30, 2006   October 31, 2005
Operations
Net investment income (operating loss)...........................................................     $ 12,073,371      $ 9,523,257
                                  Net Increase (Decrease) in Net Assets Resulting from Operations       12,073,371        9,523,257

Dividends and Distributions to Shareholders
From net investment income.......................................................................     (12,073,371)      (9,523,257)
                                                                Total Dividends and Distributions     (12,073,371)      (9,523,257)

Capital Share Transactions
Net increase (decrease) in capital share transactions............................................     (85,942,214)      473,280,383
                                                          Total increase (decrease) in net assets     (85,942,214)      473,280,383

Net Assets
Beginning of period..............................................................................      691,998,195      218,717,812
End of period (including undistributed net investment income as set forth below).................    $ 606,055,981    $ 691,998,195
Undistributed (overdistributed) net investment income (operating loss)...........................              $ -              $ -


------------------------------------------------------------------------------------------------------------------------------------
                           Advisors    Advisors   Advisors
                           Preferred    Select    Signature    Class A    Class B     Class J   InstitutionalPreferred    Select
Capital Share Transactions:
Period Ended April 30, 2006
Dollars:
     Sold..................$34,145,676$45,257,094 $21,888,831$345,770,454  $665,549 $25,696,655 $25,552,946 $30,220,891 $22,464,264
     Reinvested............   182,671     224,656     43,865   6,991,125     26,057   2,355,128   1,653,579     548,155     48,135
     Redeemed..............(32,402,114(39,828,921)(28,864,481(322,364,277(1,316,187)(30,646,906)(141,727,958(30,708,594)(21,818,507)
                           --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)....$1,926,233  $5,652,829 $(6,931,785$30,397,302 $(624,581) $(2,595,123)$(114,521,433)  $60,452   $693,892
                           ========================================================================================================
Shares:
     Sold..................  34,145,67  45,257,094  21,888,83  345,770,45  665,549    25,696,655  25,552,946  30,220,891  22,464,264
     Reinvested............   182,671     224,656     43,865   6,991,125     26,057   2,355,128   1,653,579     548,155     48,135
     Redeemed..............(32,402,114(39,828,921)(28,864,481(322,364,277(1,316,187)(30,646,906)(141,727,958(30,708,594)(21,818,507)
                           --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).... 1,926,233   5,652,829 (6,931,785) 30,397,302  (624,581) (2,595,123) (114,521,433)    60,452    693,892
                           ========================================================================================================
Year Ended October 31, 2005
Dollars:
     Sold..................$95,777,197$78,191,806 $15,507,366$178,767,682$1,143,298 $69,153,023 $99,461,247 $75,527,015 $55,543,724
     Issued in acquisitions         -           -          - 340,644,469  3,361,820           -           -           -          -
     Reinvested............   213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
     Redeemed..............(94,738,305(75,570,455)(6,899,259)(178,243,053(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                           --------------------------------------------------------------------------------------------------------
Net Increase (Decrease)....$1,252,051  $2,785,957 $8,627,228 $344,588,589$3,098,603 $10,909,785 $84,314,836 $15,692,415 $2,010,919
                           ========================================================================================================
Shares:
     Sold..................  95,777,19  78,191,806  15,507,36  178,767,68  1,143,298  69,153,023  99,461,247  75,527,015  55,543,724
     Issued in acquisitions         -           -          - 340,644,469  3,361,820           -           -           -          -
     Reinvested............   213,159     164,606     19,121   3,419,491     17,198   2,511,527   2,430,890     495,532    100,052
     Redeemed..............(94,738,305(75,570,455)(6,899,259)(178,243,053(1,423,713)(60,754,765)(17,577,301)(60,330,132)(53,632,857)
                           --------------------------------------------------------------------------------------------------------
Net Increase (Decrease).... 1,252,051   2,785,957  8,627,228 344,588,589  3,098,603  10,909,785  84,314,836  15,692,415  2,010,919
                           ========================================================================================================
Net Increase
Distributions:
Period Ended April 30, 2006
     From net investment
     income................$(182,671)  $(224,656)  $(43,865) $(6,991,125) $(26,057) $(2,355,128)$(1,653,579) $(548,155)  $(48,135)
                           --------------------------------------------------------------------------------------------------------
Total Dividends and        $(182,671)  $(224,656)  $(43,865) $(6,991,125) $(26,057) $(2,355,128)$(1,653,579) $(548,155)  $(48,135)
Distributions..............
                           ========================================================================================================
Year Ended October 31, 2005
     From net investment
     income................$(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
                           --------------------------------------------------------------------------------------------------------
Total Dividends and        $(215,642)  $(164,606)  $(19,121) $(3,462,307) $(18,072) $(2,544,241)$(2,491,202) $(504,316) $(103,750)
Distributions..............
                           ========================================================================================================

See accompanying notes.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.
                           April 30, 2006 (unaudited)

1.  Organization

Principal Investors Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Investors Fund, Inc. consists of Money Market Fund (the "Fund"), presented herein, and 54 other funds. Money Market Fund offers nine classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class J, Institutional, Preferred, and Select. Information presented in these financial statements pertains to Class J shares. Certain detailed financial information for Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Institutional, Preferred, and Select shares is provided separately.

Effective November 1, 2004, the initial purchase of $10,000 of Advisors Signature class of Money Market Fund was made by Principal Life Insurance Company.

Effective June 28, 2005, the initial purchases of $10,000 of Class A and Class B shares of Money Market Fund were made by Principal Life Insurance Company.

Effective June 30, 2005, Money Market Fund acquired all the assets and assumed all the liabilities in a tax-free reorganization of Principal Cash Management Fund, Inc. pursuant to an Agreement and Plan of Reorganization approved by shareholders of Principal Cash Management Fund, Inc. on June 16, 2005 at a conversion ratio of 1 for 1 for both Class A and B shares. The net assets of Money Market Fund and Principal Cash Management Fund immediately before the acquisition were approximately $288,522,000 and $344,006,000, respectively. The net assets of Money Market Fund immediately following the acquisition were approximately $632,528,000.

All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Investors Fund, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.

Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The Fund's investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.

The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2006, are included separately in the statement of operations.

Distributions to Shareholders. The Fund declares all net investment income and any net realized gains and losses from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a "regulated investment company" under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

                          NOTES TO FINANCIAL STATEMENTS
                         PRINCIPAL INVESTORS FUND, INC.

3. Operating Policies

Indemnification. Under the Fund's by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

4. Management Agreement and Transactions with Affiliates

Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation (the "Manager") in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .375%. At April 30, 2006, the Fund had no outstanding borrowings under the line of credit.

Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Princor Financial Services Corporation, a subsidiary of Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund's average daily net assets. The annual rates used in this calculation for the Fund are as follows:

      Net Assets of Fund (in millions)
----------------------------------------------
----------------------------------------------
   First      Next       Next     Over $1.5
   $500       $500       $500      billion
   ----       ----       ----      -------
   .40%       .39%       .38%       .37%



In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares of the Fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class's average daily net assets. As of April 30, 2006, the annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select, respectively. Class A, Class B, and Class J shares of the Fund reimburse the Manager for transfer agency and administrative services. The Manager has agreed to provide portfolio accounting services for the Fund. Currently, there is no separate charge for these services.

The Manager voluntarily agreed to limit the Fund's expenses for Class J shares from November 1, 2005 through February 28, 2006. The reductions and reimbursements were in amounts that maintain total operating expenses within a certain limit. The limit is expressed as a percentage of average daily net assets attributable to Class J on an annualized basis during the reporting period. From November 1, 2005 through February 28, 2006, the expense limit for Class J shares was 1.35%. Beginning March 1, 2006, the Manager contractually agreed to limit the Fund's expense for Class B shares to 1.60%

Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class B, Class J, and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Princor Financial Services Corporation, the principal underwriter, a portion may be paid to other selling dealers for providing certain services. Pursuant to the distribution agreement for Class B shares, fees that are unused by the principal underwriter at the end of the fiscal year are returned to the Fund. The annual rates are ..25%, .30%, .35%, .25%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select, and up to .25% for Class B.

Sales Charges. Princor Financial Services Corporation, as principal underwriter, receives proceeds of any CDSC on certain Class A, Class B, and Class J share redemptions. The charge for Class A shares is .75%, of the lesser of current market value of the cost of shares being redeemed. Class B shares is based on declining rates which begin at 4.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of share redeemed within 18 months of purchase. The aggregate amount of these charges retained by Princor Financial Services Corporation for the period ended April 30, 2006, was $604 for Class A, $7,148 for Class B shares, and $42,012 for Class J shares, respectively.

Affiliated Ownership. At April 30, 2006, Principal Life Insurance Company (an affiliate of the Manager) and benefit plans sponsored on behalf of Principal Life Insurance Company owned 43,792,461 of Class A and 26,000,000 shares of Institutional, respectively.

Affiliated Brokerage Commissions. No brokerage commissions were paid by the Fund to affiliated broker dealers or any other member of the Principal Financial Group, parent company of Principal Financial Services, Inc., during the period.

5.  Federal Tax Information

Distributions to Shareholders. Federal tax distributions of ordinary income paid for the six month period ended April 30, 2006 and the year ended October 31, 2005, were $12,073,371 and $9,523,257 respectively.

Schedule of Investments
April 30, 2006 (unaudited)
Money Market Fund
                                                      Principal
                                                       Amount                                   Value
                                                      ---------- ------------------------ ------------------
COMMERCIAL PAPER (95.55%)
Aerospace & Defense Equipment (0.67%)
United Technologies Corp
4.76%, 5/ 5/2006                                      4,030,000                        $          4,027,869
                                                                                          ------------------

Asset Backed Securities (8.17%)
CAFCO
4.59%, 5/ 1/2006                                      5,000,000                                   5,000,000
4.65%, 5/ 9/2006                                      3,500,000                                   3,496,383
4.79%, 6/ 9/2006                                      5,000,000                                   4,974,054
4.89%, 6/16/2006                                      4,000,000                                   3,975,007
FCAR Owner Trust I
4.68%, 6/ 5/2006                                      3,900,000                                   3,882,255
4.80%, 6/ 9/2006                                      4,970,000                                   4,944,156
4.99%, 7/18/2006                                      3,900,000                                   3,857,835
4.91%, 7/20/2006                                      5,000,000                                   4,945,444
Windmill Funding
4.67%, 5/ 5/2006                                      3,885,000                                   3,882,984
4.86%, 5/25/2006                                      2,630,000                                   2,621,479
4.90%, 6/12/2006                                      4,000,000                                   3,977,133
4.86%, 6/28/2006                                      4,000,000                                   3,968,680
                                                                                          ------------------
                                                                                                 49,525,410
                                                                                          ------------------
Commercial Banks (12.61%)
Caylon North America
4.60%, 5/ 8/2006                                      4,100,000                                   4,096,333
4.67%, 5/22/2006                                      4,200,000                                   4,188,558
4.665%, 6/12/2006                                     4,500,000                                   4,475,509
4.69%, 7/10/2006                                      4,900,000                                   4,855,315
Nordea North America
4.73%, 5/24/2006                                      5,000,000                                   4,984,890
4.73%, 6/ 1/2006                                      4,600,000                                   4,581,264
Skandinaviska Enskilda Banken
4.555%, 5/ 2/2006                                     5,000,000                                   4,999,362
4.65%, 5/ 3/2006                                      4,700,000                                   4,698,786
4.87%, 6/22/2006                                      4,800,000                                   4,766,235
4.88%, 6/29/2006                                      4,000,000                                   3,968,009
Societe Generale North America Inc.
4.76%, 5/10/2006                                      5,445,000                                   5,438,520
4.86%, 5/26/2006                                      4,400,000                                   4,385,150
4.84%, 6/30/2006                                      4,285,000                                   4,250,434
Svenska Handelsbanken
4.94%, 6/27/2006                                      4,300,000                                   4,266,367
Westpac Banking Corp
4.665%, 5/15/2006                                     4,500,000                                   4,491,836
4.98%, 7/ 6/2006                                      5,000,000                                   4,954,350
Westpac Trust Securities Ltd.
4.79%, 6/ 1/2006                                      3,000,000                                   2,987,652
                                                                                          ------------------
                                                                                                 76,388,570
                                                                                          ------------------
Distribution & Wholesale (0.74%)
Louis Dreyfus
4.95%, 6/ 6/2006                                      4,500,000                                   4,477,725
                                                                                          ------------------


Diversified Financial Services (4.95%)
Amstel Funding
4.85%, 6/26/2006                                      7,700,000                                   7,641,908
4.94%, 7/10/2006                                      2,885,000                                   2,857,288
4.95%, 7/11/2006                                      5,000,000                                   4,951,187
General Electric Capital
4.71%, 5/16/2006                                      2,000,000                                   1,996,075
4.63%, 5/18/2006                                      4,540,000                                   4,530,074
4.79%, 6/ 5/2006                                      4,100,000                                   4,080,906
4.88%, 7/ 5/2006                                      4,000,000                                   3,964,756
                                                                                          ------------------
                                                                                                 30,022,194
                                                                                          ------------------
Finance - Auto Loans (0.82%)
Paccar Financial
4.79%, 6/13/2006                                      2,725,000                                   2,709,409
4.92%, 7/12/2006                                      2,300,000                                   2,277,368
                                                                                          ------------------
                                                                                                  4,986,777
                                                                                          ------------------
Finance - Commercial (3.44%)
Caterpillar Financial Services Corp
4.67%, 6/19/2006                                      3,300,000                                   3,279,024
CIT Group
4.61%, 5/ 4/2006                                      4,000,000                                   3,998,463
4.62%, 5/12/2006                                      5,000,000                                   4,992,942
4.64%, 5/23/2006                                      4,200,000                                   4,188,091
4.67%, 6/ 7/2006                                      4,400,000                                   4,378,881
                                                                                          ------------------
                                                                                                 20,837,401
                                                                                          ------------------
Finance - Consumer Loans (1.48%)
American General Finance
4.62%, 5/11/2006                                      4,500,000                                   4,494,225
4.83%, 6/22/2006                                      4,500,000                                   4,468,605
                                                                                          ------------------
                                                                                                  8,962,830
                                                                                          ------------------
Finance - Credit Card (1.63%)
American Express Credit
4.80%, 5/18/2006                                      9,900,000                                   9,877,560
                                                                                          ------------------

Finance - Investment Banker & Broker (8.60%)
Bear Stearns
4.64%, 5/19/2006                                      4,600,000                                   4,589,328
4.70%, 6/ 2/2006                                      3,500,000                                   3,485,378
4.80%, 6/14/2006                                      4,100,000                                   4,075,947
4.97%, 6/27/2006                                      4,500,000                                   4,464,589
Citigroup Funding
4.62%, 5/24/2006                                      3,000,000                                   2,991,145
4.92%, 6/20/2006                                      4,400,000                                   4,369,933
ING U.S. Funding
4.68%, 5/11/2006                                      3,900,000                                   3,894,930
4.61%, 5/15/2006                                      4,500,000                                   4,491,932
4.90%, 6/29/2006                                      3,500,000                                   3,471,893
4.93%, 7/17/2006                                      4,000,000                                   3,957,821
Merrill Lynch & Co Inc
4.75%, 5/ 3/2006                                      5,000,000                                   4,998,681
4.83%, 5/31/2006                                      3,550,000                                   3,535,711
4.93%, 7/ 7/2006                                      3,800,000                                   3,765,134
                                                                                          ------------------
                                                                                                 52,092,422
                                                                                          ------------------
Finance - Leasing Company (3.21%)
International Lease Finance
4.81%, 5/24/2006                                      2,190,000                                   2,183,270
4.90%, 6/23/2006                                      3,120,000                                   3,097,492
4.91%, 6/23/2006                                      4,400,000                                   4,368,194
International Lease Finance (continued)
4.88%, 7/11/2006                                      5,000,000                                   4,951,878
River Fuel Funding
4.80%, 6/21/2006                                      4,900,000                                   4,866,680
                                                                                          ------------------
                                                                                                 19,467,514
                                                                                          ------------------
Finance - Other Services (8.99%)
Commoloco
4.70%, 5/12/2006                                      5,000,000                                   4,992,819
4.81%, 5/19/2006                                      4,100,000                                   4,090,140
CRC Funding
4.66%, 5/ 5/2006                                      4,000,000                                   3,997,929
4.78%, 6/ 6/2006                                      5,000,000                                   4,976,100
4.90%, 6/15/2006                                      4,000,000                                   3,975,500
HSBC Funding
4.69%, 5/10/2006                                      3,345,000                                   3,341,078
4.78%, 5/31/2006                                      5,100,000                                   5,079,685
4.95%, 7/13/2006                                      3,000,000                                   2,969,888
4.97%, 8/16/2006                                      2,840,000                                   2,798,048
Park Avenue Receivables Company
4.77%, 5/ 2/2006                                      4,500,000                                   4,499,404
Private Export Funding
4.61%, 6/ 1/2006                                      4,900,000                                   4,880,548
4.82%, 7/ 6/2006                                      4,000,000                                   3,964,653
4.90%, 8/29/2006                                      5,000,000                                   4,918,333
                                                                                          ------------------
                                                                                                 54,484,125
                                                                                          ------------------
Metal - Aluminum (0.25%)
Alcoa Inc
4.93%, 5/17/2006                                      1,535,000                                   1,531,637
                                                                                          ------------------

Money Center Banks (8.55%)
Bank of America
4.57%, 5/ 3/2006                                      4,000,000                                   3,998,985
4.60%, 5/ 9/2006                                      4,000,000                                   3,995,911
4.88%, 7/ 7/2006                                      5,000,000                                   4,954,589
5.02%, 7/28/2006                                      4,000,000                                   3,950,916
BNP Paribas Finance
4.948%, 7/18/2006                                     4,200,000                                   4,154,973
HBOS Treasury Services
4.68%, 5/15/2006                                      3,000,000                                   2,994,540
4.65%, 5/17/2006                                      4,400,000                                   4,390,907
4.72%, 6/ 5/2006                                      4,600,000                                   4,578,891
4.725%, 6/ 6/2006                                     3,530,000                                   3,513,321
UBS Finance Delaware LLC
4.665%, 5/ 8/2006                                     5,170,000                                   5,165,310
4.69%, 5/22/2006                                      3,200,000                                   3,191,245
4.935%, 6/26/2006                                     4,000,000                                   3,969,293
4.925%, 7/10/2006                                     3,000,000                                   2,971,271
                                                                                          ------------------
                                                                                                 51,830,152
                                                                                          ------------------
Multi-line Insurance (2.76%)
Genworth Financial
4.71%, 5/12/2006                                      4,900,000                                   4,892,948
4.78%, 5/24/2006                                      4,500,000                                   4,486,257
4.90%, 6/20/2006                                      3,500,000                                   3,476,181
4.92%, 6/26/2006                                      3,900,000                                   3,870,152
                                                                                          ------------------
                                                                                                 16,725,538
                                                                                          ------------------

Oil Company - Integrated (0.65%)
Total Capital
4.955%, 7/25/2006                                     4,000,000                                   3,953,203
                                                                                          ------------------

Special Purpose Entity (24.10%)
Barclays U.S. Funding
4.61%, 5/ 1/2006                                      4,100,000                                   4,100,000
4.675%, 5/22/2006                                     3,900,000                                   3,889,364
4.68%, 5/23/2006                                      4,100,000                                   4,088,274
Charta LLC
4.67%, 5/ 9/2006                                      3,855,000                                   3,850,999
4.76%, 5/26/2006                                      2,175,000                                   2,167,810
4.88%, 6/13/2006                                      2,640,000                                   2,624,612
4.91%, 7/14/2006                                      5,000,000                                   4,949,536
Compass Securitization
4.77%, 5/ 4/2006                                      5,000,000                                   4,998,013
4.76%, 5/16/2006                                      3,000,000                                   2,994,050
Galaxy Funding
4.80%, 6/ 2/2006                                      4,100,000                                   4,082,507
4.72%, 6/ 8/2006                                      4,500,000                                   4,477,580
4.82%, 6/20/2006                                      4,000,000                                   3,973,222
4.83%, 6/23/2006                                      3,990,000                                   3,961,628
Grampian Funding
4.65%, 5/16/2006                                      4,700,000                                   4,690,894
4.96%, 7/19/2006                                      4,000,000                                   3,956,462
4.83%, 7/21/2006                                      4,600,000                                   4,550,010
Ranger Funding
4.60%, 5/ 8/2006                                      4,700,000                                   4,695,796
4.84%, 5/26/2006                                      4,888,000                                   4,871,571
4.97%, 6/ 9/2006                                      2,915,000                                   2,899,305
4.88%, 7/ 3/2006                                      4,900,000                                   4,858,154
Scaldis Capital
4.71%, 5/25/2006                                      4,000,000                                   3,987,440
4.83%, 6/21/2006                                      3,800,000                                   3,773,999
4.85%, 6/27/2006                                      4,515,000                                   4,480,329
4.89%, 7/ 5/2006                                      4,900,000                                   4,856,737
Sheffield Receivables
4.86%, 5/19/2006                                      2,665,000                                   2,658,524
4.86%, 5/22/2006                                      2,350,000                                   2,343,338
4.94%, 5/25/2006                                      3,545,000                                   3,533,325
Southern Company Funding
4.85%, 5/23/2006                                      3,050,000                                   3,040,960
Surrey Funding
4.61%, 5/10/2006                                      3,365,000                                   3,361,122
4.91%, 6/15/2006                                      1,890,000                                   1,878,400
4.91%, 6/19/2006                                      5,000,000                                   4,966,585
White Pine Finance
4.63%, 5/17/2006                                      6,000,000                                   5,987,653
4.71%, 5/30/2006                                      4,000,000                                   3,984,823
4.78%, 5/30/2006                                      2,600,000                                   2,589,989
5.00%, 7/20/2006                                      5,000,000                                   4,944,444
Yorktown Capital
4.90%, 5/25/2006                                      4,300,000                                   4,285,953
4.81%, 6/19/2006                                      4,700,000                                   4,669,229
                                                                                          ------------------
                                                                                                146,022,637
                                                                                          ------------------
Supranational Bank (1.94%)
Corp Andina de Fomento
4.64%, 5/ 4/2006                                      3,300,000                                   3,298,724
4.68%, 5/11/2006                                      4,000,000                                   3,994,800

Corp Andina de Fomento (continued)
4.83%, 6/ 2/2006                                      4,500,000                                   4,480,680
                                                                                          ------------------
                                                                                                 11,774,204
                                                                                          ------------------
Telecommunication Services (0.66%)
Verizon Global Funding
5.02%, 1/12/2007 (a)                                  4,000,000                                   4,000,000
                                                                                          ------------------

Telephone - Integrated (0.66%)
Bellsouth Corp
4.67%, 5/ 2/2006                                      4,000,000                                   3,999,481
                                                                                          ------------------

Tools - Hand held (0.67%)
Stanley Works
4.79%, 5/31/2006                                      4,100,000                                   4,083,634
                                                                                          ------------------
TOTAL COMMERCIAL PAPER                                                                 $        579,070,883
                                                                                          ------------------
CERTIFICATE OF DEPOSIT (0.51%)
Commercial Banks (0.51%)
Citibank
4.71%, 5/16/2006                                      3,100,000                                   3,100,000
                                                                                          ------------------
TOTAL CERTIFICATE OF DEPOSIT                                                           $          3,100,000
                                                                                          ------------------
BONDS (3.81%)
Aerospace & Defense Equipment (0.14%)
United Technologies Corp
7.00%, 9/15/2006                                        830,000                                     837,882
                                                                                          ------------------

Asset Backed Securities (0.02%)
CIT Equipment Collateral
3.85%, 5/22/2006                                        121,824                                     121,824
                                                                                          ------------------

Automobile Sequential (1.89%)
Capital Auto Receivables Asset Trust
4.64%, 6/15/2006 (b)                                  1,570,364                                   1,570,364
Capital One Auto Finance Trust
4.43%, 6/15/2006                                      1,316,142                                   1,316,142
5.12%, 5/15/2007 (c)                                  3,000,000                                   3,000,000
Hyundai Auto Receivables Trust
4.84%, 9/15/2006                                      1,581,059                                   1,581,059
Nissan Auto Lease Trust
4.27%, 7/17/2006                                        695,447                                     695,447
Triad Auto Receivables Owner Trust
4.57%, 7/12/2006                                      1,976,482                                   1,976,482
USAA Auto Owner Trust
4.17%, 7/17/2006 (a)                                    418,990                                     418,990
4.40%, 8/15/2006                                        919,069                                     919,069
                                                                                          ------------------
                                                                                                 11,477,553
                                                                                          ------------------
Finance - Commercial (0.64%)
Caterpillar Financial Services Corp
5.95%, 5/ 1/2006                                      1,300,000                                   1,300,000
4.75%, 5/12/2006 (a)                                  2,600,000                                   2,599,897
                                                                                          ------------------
                                                                                                  3,899,897
                                                                                          ------------------
Publishing - Newspapers (0.59%)
Gannett Co Inc
5.50%, 4/ 1/2007                                      3,550,000                                   3,552,191
                                                                                          ------------------


Special Purpose Entity (0.53%)
Allstate Life Global Funding Trusts
4.82%, 5/ 4/2006 (a)                                  3,200,000                                   3,200,000
                                                                                          ------------------
TOTAL BONDS                                                                            $         23,089,347
                                                                                          ------------------
Total Investments                                                                      $        605,260,230
Other Assets in Excess of Liabilities, Net - 0.13%                                                  795,751
                                                                                          ------------------
TOTAL NET ASSETS - 100.00%                                                             $        606,055,981
                                                                                          ==================
                                                                                          ------------------

                                                                                          ==================

(a)  Variable Rate
(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  Unless otherwise indicated, these securities are not considered illiquid.  At the end of the period, the value of these securities totaled $1,570,364 or 0.26% of net assets.


(c)  Security purchased on a when-issued basis. See Notes to Financial Statements.

Portfolio Summary (unaudited)
----------------------------------------------------------------
Sector                                                  Percent
----------------------------------------------------------------
Financial                                                84.76%
Asset Backed Securities                                  10.08%
Communications                                            1.91%
Industrial                                                1.48%
Consumer, Cyclical                                        0.74%
Energy                                                    0.65%
Basic Materials                                           0.25%
Other Assets in Excess of Liabilities, Net                0.13%
                                              ------------------
TOTAL NET ASSETS                                        100.00%
                                              ==================

                              FINANCIAL HIGHLIGHTS
                         PRINCIPAL INVESTORS FUND, INC.
                                   (unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):
                                                                 2006(a)      2005        2004         2003        2002      2001(b)
                                                                 ----         ----        ----         ----        ----      ----
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period......................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Income from Investment Operations:
     Net Investment Income (Operating Loss)(c)............         0.02        0.02          -            -         0.01        0.02
     Net Realized and Unrealized Gain (Loss) on
Investments...............................................           -           -           -            -           -           -
                          Total From Investment Operations         0.02        0.02          -            -         0.01        0.02
Less Dividends and Distributions:
     Dividends from Net Investment Income.................       (0.02)      (0.02)          -            -       (0.01)      (0.02)
                         Total Dividends and Distributions       (0.02)      (0.02)          -            -       (0.01)      (0.02)
Net Asset Value, End of Period............................       $ 1.00      $ 1.00      $ 1.00       $ 1.00      $ 1.00      $ 1.00
Total Return(d)...........................................     1.68%(e)       1.79%       0.08%        0.06%       0.68%    2.12%(e)
Ratio/Supplemental Data:
     Net Assets, End of Period (in thousands).............     $140,865    $143,460    $132,551      $95,332     $36,795      $7,269
     Ratio of Expenses to Average Net Assets..............     1.08%(f)       1.15%       1.17%        1.21%       1.35%    1.31%(f)
     Ratio of Gross Expenses to Average Net Assets(g).....     1.08%(f)       1.15%       1.43%        1.54%          -%       -%(f)
     Ratio of Net Investment Income to Average Net Assets.     3.36%(f)       1.78%       0.09%        0.04%       0.59%    2.48%(f)

(a)  Six months ended April 30, 2006.

(b) Period from March 1, 2001, date operations commenced, through October 31, 2001.

(c) Effective November 1, 2002, calculated based on average shares outstanding during the period.

(d) Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)  Total return amounts have not been annualized.

(f)  Computed on an annualized basis.

(g) Expense ratio without the Manager's voluntary expense limit. The voluntary expense limit began on November 1, 2002 and ceased on February 28, 2006.

See accompanying notes.

FUND DIRECTORS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be " interested persons" as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be "interested persons" as defined in the 1940 Act


                                                                                     Number of
                                                                                 Portfolios in Fund               Other
     Name, Position Held with the Fund,          Principal Occupation(s)        Complex Overseen by           Directorships
         Address, and Year of Birth                During past 5 years                Director              Held by Director*
         --------------------------                -------------------                --------              -----------------
  Elizabeth Ballantine                       Principal, EBA Associates since             86               The McClatchy Company
  Director since 2004                        1998.
  Member, Audit and Nominating Committee
  1113 Basil Road, McClean, Virginia
  1948

  Richard W. Gilbert                         President, Gilbert                          86                   Calamos Asset
  Director since 1985                        Communications, Inc. since 1993.                               Management, Inc.
  Member, Audit and Nominating Committee
  5040 Arbor Lane, #302, Northfield,
  Illinois.
  1940

  Mark A. Grimmett                           Executive Vice President and                86                       None
  Director since 2004                        CFO, Merle Norman Cosmetics,
  Member, Audit and Nominating Committee     Inc. since 2000.
  6310 Deerfield Avenue, San Gabriel,
  California
  1960

  Fritz S. Hirsch                            President and CEO, Sassy, Inc.              86                       None
  Director since 2005                        since 1986.
  Member, Audit and Nominating Committee
  Suite 203, 2101 Waukegan Road
  Bannockburn, Illinois
  1951

  William C. Kimball                         Former Chairman and CEO, Medicap            86           Casey's General Stores, Inc.
  Director since 1999                        Pharmacies, Inc.
  Member, Audit and Nominating Committee
  3094 104th, Urbandale, Iowa
  1947

  Barbara A. Lukavsky                        President and CEO, Barbican                 86                       None
  Director since 1987                        Enterprises, Inc. since 1997.
  Member, Audit and Nominating Committee
  Member, Executive Committee
  100 Market Street, #314, Des Moines, Iowa
  1940

* Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.

The following directors are considered to be "interested persons" as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

  John E. Aschenbrenner                         Director, Principal Management              86                        None
  Director since 1998                           Corporation and Princor
  1949                                          Financial Services Corporation
                                                ("Princor") since 1998.
                                                President, Insurance and
                                                Financial Services, Principal
                                                Life since 2003. Executive Vice
                                                President, 2000-2003. Prior
                                                thereto, Senior Vice President.

  Ralph C. Eucher                               Director and President,                     86                        None
  Director and President since 1999             Principal Management
  Member, Executive Committee                   Corporation, since 1999.
  1952                                          Director, Princor since 1999.
                                                President Princor 1999-2005.
                                                Senior Vice President, Principal
                                                Life, since 2002. Prior thereto,
                                                Vice President.

  Larry D. Zimpleman                            Chairman and Director, Princor              86                        None
  Director and Chairman of the Board since      and Principal Management
  2001                                          Corporation since 2002.
  Member, Executive Committee                   President and Chief Operating
  1951                                          Officer Principal Life since
                                                2006. President, Retirement and
                                                Investor Services, Principal
                                                Life 2003-2006. Prior thereto,
                                                Executive Vice President,
                                                2001-2003.

The Audit and Nominating Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund. In addition, the committee selects and nominates all candidates who are not "interested persons" of the Fund for election to the Board.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

Additional information about the Fund is available in the Prospectuses dated March 1, 2006 and the Statement of Additional Information dated March 1, 2006. These documents may be obtained free of charge by writing or telephoning Princor Financial Services Corporation, P.O. Box 10423, DesMoines, IA 50306. Telephone 1-800-247-4123.


PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent period ended June 30 may be obtained free of charge by telephoning Princor Financial Services Corporation at 1-800-247-4123 or at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund's Form N-Q can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. or on the Commission's website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.


ITEM 2 - CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 - AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 - PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 - AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 - SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 - DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 - PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 - PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 - CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12 - EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Investors Fund, Inc.
---------------------------------------------------------



By          /s/ Ralph C. Eucher
  -----------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         6/13/2006
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ Ralph C. Eucher
  -----------------------------------------------------------------
         Ralph C. Eucher, President and CEO

Date         6/13/2006
             ---------------------



By        /s/ Jill R. Brown
   -----------------------------------------------------------------
         Jill R. Brown, Vice President and Chief Financial Officer

Date         6/13/2006
             ---------------------